UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

1 Iron Street, Boston, MA 02210

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: March 31, 2015

Date of reporting period: September 30, 2014

Item 1. Reports to Stockholders.

SEPTEMBER 30, 2014

2014 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares iBonds Sep 2015 AMT-Free Muni Bond ETF | IBMD | NYSE Arca
➢	iShares iBonds Sep 2016 AMT-Free Muni Bond ETF | IBME | NYSE Arca
➢	iShares iBonds Sep 2017 AMT-Free Muni Bond ETF | IBMF | NYSE Arca
➢	iShares iBonds Sep 2018 AMT-Free Muni Bond ETF | IBMG | NYSE Arca
➢	iShares iBonds Sep 2019 AMT-Free Muni Bond ETF | IBMH | NYSE Arca
➢	iShares iBonds Sep 2020 AMT-Free Muni Bond ETF | IBMI | NYSE Arca

Fund Performance Overview

iSHARES® iBONDS ® SEP 2015 AMT-FREE MUNI BOND ETF

Performance as of September 30, 2014

The iShares iBonds Sep 2015 AMT-Free Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds maturing after May 31 and before September 2, 2015, as represented by the S&P AMT-Free Municipal Series 2015 Index™ (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2014, the total return for the Fund was 0.03%, net of fees, while the total return for the Index was 0.16%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.39%	0.10%	0.61%	0.39%	0.10%	0.61%
Since Inception	2.20%	2.18%	2.53%	10.84%	10.74%	12.56%

The inception date of the Fund was 1/7/10. The first day of secondary market trading was 1/8/10.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period [a]	Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,000.30	$1.05	$1,000.00	$1,024.00	$1.07	0.21%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

BOND CREDIT QUALITY

As of 9/30/14

S&P Credit Rating[1]	Percentage of Total Investments[2]

AAA	31.12%
AA+	20.45
AA	23.19
AA-	15.02
A+	1.19
A	3.77
A-	1.13
BBB+	0.54
Not Rated	3.59

TOTAL	100.00%

TEN LARGEST STATE ALLOCATIONS

As of 9/30/14

State	Percentage of Total Investments[2]

California	13.10%
New York	9.80
Massachusetts	7.34
Texas	7.20
Washington	6.45
Maryland	5.55
Florida	5.46
Arizona	4.68
Virginia	4.05
New Jersey	3.21

TOTAL	66.84%

[1]	Credit quality ratings shown reflect the ratings assigned by Standard & Poor’s Ratings Service (“S&P”), a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® iBONDS ® SEP 2016 AMT-FREE MUNI BOND ETF

Performance as of September 30, 2014

The iShares iBonds Sep 2016 AMT-Free Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds maturing after May 31 and before September 2, 2016, as represented by the S&P AMT-Free Municipal Series 2016 Index™ (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2014, the total return for the Fund was 0.32%, net of fees, while the total return for the Index was 0.45%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	1.07%	0.84%	1.28%	1.07%	0.84%	1.28%
Since Inception	3.08%	3.10%	3.42%	15.41%	15.52%	17.25%

The inception date of the Fund was 1/7/10. The first day of secondary market trading was 1/8/10.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period [a]	Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,003.20	$1.05	$1,000.00	$1,024.00	$1.07	0.21%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

BOND CREDIT QUALITY

As of 9/30/14

S&P Credit Rating[1]	Percentage of Total Investments[2]

AAA	33.31%
AA+	18.38
AA	23.31
AA-	14.49
A+	1.89
A	3.56
A-	2.32
Not Rated	2.74

TOTAL	100.00%

TEN LARGEST STATE ALLOCATIONS

As of 9/30/14

State	Percentage of Total Investments[2]

California	12.09%
New York	10.34
Texas	7.75
Massachusetts	7.11
Florida	5.96
Illinois	5.15
Arizona	4.79
Washington	4.67
Maryland	4.10
Pennsylvania	3.69

TOTAL	65.65%

[1]	Credit quality ratings shown reflect the ratings assigned by Standard & Poor’s Ratings Service (“S&P”), a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

6	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® iBONDS ® SEP 2017 AMT-FREE MUNI BOND ETF

Performance as of September 30, 2014

The iShares iBonds Sep 2017 AMT-Free Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds maturing after May 31 and before September 2, 2017, as represented by the S&P AMT-Free Municipal Series 2017 Index™ (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2014, the total return for the Fund was 0.86%, net of fees, while the total return for the Index was 1.03%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	1.82%	1.62%	2.11%	1.82%	1.62%	2.11%
Since Inception	3.78%	3.80%	4.09%	19.17%	19.27%	20.90%

The inception date of the Fund was 1/7/10. The first day of secondary market trading was 1/8/10.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period [a]	Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,008.60	$1.06	$1,000.00	$1,024.00	$1.07	0.21%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

BOND CREDIT QUALITY

As of 9/30/14

S&P Credit Rating[1]	Percentage of Total Investments[2]

AAA	31.65%
AA+	18.66
AA	24.06
AA-	14.96
A+	1.87
A	2.76
A-	2.38
BBB+	0.19
Not Rated	3.47

TOTAL	100.00%

TEN LARGEST STATE ALLOCATIONS

As of 9/30/14

State	Percentage of Total Investments[2]

California	11.49%
New York	10.49
Texas	6.56
Massachusetts	5.72
Washington	5.40
Maryland	5.10
Pennsylvania	4.74
Arizona	4.69
Florida	4.62
Georgia	3.87

TOTAL	62.68%

[1]	Credit quality ratings shown reflect the ratings assigned by Standard & Poor’s Ratings Service (“S&P”), a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® iBONDS ® SEP 2018 AMT-FREE MUNI BOND ETF

Performance as of September 30, 2014

The iShares iBonds Sep 2018 AMT-Free Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds maturing after May 31 and before September 2, 2018, as represented by the S&P AMT-Free Municipal Series 2018 Index™ (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2014, the total return for the Fund was 1.37%, net of fees, while the total return for the Index was 1.50%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	3.11%	2.86%	3.14%	3.11%	2.86%	3.14%
Since Inception	2.26%	2.28%	1.14%	3.49%	3.53%	1.75%

The inception date of the Fund was 3/19/13. The first day of secondary market trading was 3/21/13.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period [a]	Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,013.70	$1.06	$1,000.00	$1,024.00	$1.07	0.21%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

BOND CREDIT QUALITY

As of 9/30/14

S&P Credit Rating[1]	Percentage of Total Investments[2]

AAA	32.37%
AA+	17.70
AA	24.51
AA-	13.67
A+	2.24
A	3.30
A-	2.97
BBB+	0.26
Not Rated	2.98

TOTAL	100.00%

TEN LARGEST STATE ALLOCATIONS

As of 9/30/14

State	Percentage of Total Investments[2]

California	15.16%
New York	9.78
Washington	7.22
Texas	5.78
Massachusetts	4.92
Florida	4.63
Maryland	4.46
Pennsylvania	3.98
Arizona	3.82
Virginia	3.47

TOTAL	63.22%

[1]	Credit quality ratings shown reflect the ratings assigned by Standard & Poor’s Ratings Service (“S&P”), a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

8	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® iBONDS ® SEP 2019 AMT-FREE MUNI BOND ETF

Performance as of September 30, 2014

The iShares iBonds Sep 2019 AMT-Free Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds maturing after May 31 and before September 2, 2019, as represented by the S&P AMT-Free Municipal Series 2019 Index™ (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2014, the total return for the Fund was 2.13%, net of fees, while the total return for the Index was 2.07%.

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	2.08%	2.24%	1.73%

The inception date of the Fund was 2/4/14. The first day of secondary market trading was 2/6/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period [a]	Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,021.30	$1.01	$1,000.00	$1,024.10	$1.01	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

BOND CREDIT QUALITY

As of 9/30/14

S&P Credit Rating[1]	Percentage of Total Investments[2]

AAA	36.58%
AA+	20.31
AA	20.49
AA-	12.22
A+	2.08
A	2.43
A-	3.16
BBB+	0.20
Not Rated	2.53

TOTAL	100.00%

TEN LARGEST STATE ALLOCATIONS

As of 9/30/14

State	Percentage of Total Investments[2]

California	15.14%
New York	11.31
Texas	8.85
Massachusetts	5.80
Florida	5.29
Washington	5.25
Pennsylvania	4.71
Maryland	4.56
New Jersey	3.34
Arizona	3.03

TOTAL	67.28%

[1]	Credit quality ratings shown reflect the ratings assigned by Standard & Poor’s Ratings Service (“S&P”), a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® iBONDS ® SEP 2020 AMT-FREE MUNI BOND ETF

Performance as of September 30, 2014

The iShares iBonds Sep 2020 AMT-Free Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds maturing after May 31 and before September 2, 2020, as represented by the S&P AMT-Free Municipal Series 2020 Index™ (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from August 12, 2014 (inception date of the Fund) through September 30, 2014, the total return for the Fund was 0.52%, net of fees, while the total return for the Index was 0.36%.

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	0.52%	0.76%	0.36%

The inception date of the Fund was 8/12/14. The first day of secondary market trading was 8/14/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/12/14) [a]	Ending Account Value (9/30/14)	Expenses Paid During Period [b]	Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period [b]	Annualized Expense Ratio
$1,000.00	$1,005.20	$0.24	$1,000.00	$1,024.20	$0.91	0.18%

[a]	The beginning of the period (commencement of operations) is August 12, 2014.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (49 days for actual and 183 days for hypothetical expenses) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

BOND CREDIT QUALITY

As of 9/30/14

S&P Credit Rating[1]	Percentage of Total Investments[2]

AAA	33.22%
AA+	18.60
AA	22.37
AA-	11.36
A+	1.79
A	3.52
A-	3.98
BBB+	0.46
Not Rated	4.70

TOTAL	100.00%

TEN LARGEST STATE ALLOCATIONS

As of 9/30/14

State	Percentage of Total Investments[2]

California	16.55%
New York	11.71
Massachusetts	8.35
Texas	7.33
Washington	5.99
Florida	4.85
North Carolina	3.56
Ohio	3.52
Minnesota	3.51
Connecticut	3.39

TOTAL	68.76%

[1]	Credit quality ratings shown reflect the ratings assigned by Standard & Poor’s Ratings Service (“S&P”), a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

10	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on April 1, 2014 (or commencement of operations, as applicable) and held through September 30, 2014, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	11

Schedule of Investments (Unaudited)

iSHARES® iBONDS® SEP 2015 AMT-FREE MUNI BOND ETF

September 30, 2014

Security		Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 98.78%

ALABAMA — 0.26%
Auburn University RB College & University Revenue
5.00%, 06/01/15		$140	$144,524
State of Alabama GO
Series C
4.00%, 06/01/15		125	128,246

			272,770
ALASKA — 0.98%
Borough of North Slope GO
Series A
4.00%, 06/30/15		100	102,885
5.00%, 06/30/15	(NPFGC)	210	217,631
City of Anchorage GO
Series B
5.00%, 08/01/15		115	119,675
Series D
5.00%, 08/01/15	(AMBAC)	150	156,098
State of Alaska GO
Series A
3.00%, 08/01/15		180	184,309
4.00%, 08/01/15		250	258,075

			1,038,673
ARIZONA — 4.63%
Arizona School Facilities Board RB Miscellaneous Taxes
5.00%, 01/01/20	(PR 07/01/15)	200	207,326
Arizona State University Board of Regents RB College & University Revenue
Series A
4.00%, 07/01/15		135	138,888
Series C
5.50%, 07/01/15		245	254,820
Arizona Transportation Board RB Miscellaneous Taxes
4.00%, 07/01/15		100	102,903
5.00%, 07/01/15		125	129,569
Arizona Transportation Board RB Sales Tax Revenue
5.00%, 07/01/15		250	259,137

Security		Principal (000s)	Value

City of Chandler GO
5.00%, 07/01/15		$80	$82,893
City of Chandler RB Sales Tax Revenue
2.50%, 07/01/15		100	101,767
City of Glendale GO
Series A
4.00%, 07/01/15		150	153,973
City of Glendale RB Sewer Revenue
5.25%, 07/01/15	(NPFGC-FGIC)	100	103,672
City of Mesa RB Multiple Utility Revenue
Series A
5.00%, 07/01/15	(NPFGC-FGIC)	100	103,671
City of Phoenix GO
Series B
4.00%, 07/01/15		300	308,709
City of Scottsdale GO
Series 2008A
3.50%, 07/01/15		100	102,535
City of Tempe GO
3.38%, 07/01/15		200	204,866
County of Pima GO
5.00%, 07/01/15	(AGM)	185	191,747
County of Pima RB Sewer Revenue
Series A
4.00%, 07/01/15		225	231,532
5.00%, 07/01/15		70	72,559
Greater Arizona Development Authority RB Miscellaneous Revenue
Series 1
5.00%, 08/01/15	(NPFGC)	95	98,608
Maricopa County Community College District GO
Series C
4.00%, 07/01/15		250	257,257
Maricopa County Unified School District No. 4 Mesa GO
Series C
4.00%, 07/01/15		100	102,903

12	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2015 AMT-FREE MUNI BOND ETF

September 30, 2014

Security		Principal (000s)	Value

Maricopa County Unified School District No. 48 Scottsdale GO
Series A
4.00%, 07/01/20	(PR 07/01/15) (NPFGC-FGIC)	$250	$257,237
4.13%, 07/01/21	(PR 07/01/15) (NPFGC-FGIC)	415	427,438
Maricopa County Unified School District No. 80 Chandler GO
5.00%, 07/01/15	(AGM)	250	259,117
Phoenix Civic Improvement Corp. RB Sewer Revenue
4.00%, 07/01/15	(NPFGC)	200	205,806
Phoenix Civic Improvement Corp. RB Water Revenue
4.00%, 07/01/15		200	205,806
Series B
4.00%, 07/01/15		100	102,903
Pima County Unified School District No. 1 Tucson GO
Series C
4.50%, 07/01/15	(NPFGC-FGIC)	120	123,880
Regional Public Transportation Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/15		100	103,655

			4,895,177
CALIFORNIA — 12.94%
Acalanes Union High School District GO
0.00%, 08/01/15	(NPFGC)	250	249,452
California State Public Works Board RB Lease Abatement
Series A
5.00%, 06/01/15		175	180,703
Chabot-Las Positas Community College District GO
0.00%, 08/01/15	(AMBAC)	130	129,641
City & County of San Francisco GO
5.00%, 06/15/15		475	491,411
Series B
5.00%, 06/15/15		235	243,119
Series E
5.00%, 06/15/15		125	129,319

Security		Principal (000s)	Value

City of Los Angeles RB Wastewater System Revenue
4.00%, 06/01/15		$125	$128,254
City of Newport Beach COP Lease Abatement
4.00%, 07/01/15		75	77,096
City of Pasadena RB Electric Power & Light Revenues
Series A
4.00%, 06/01/15		125	128,151
City of Riverside RB Sewer Revenue
5.00%, 08/01/15		145	150,888
Coast Community College District GO
5.25%, 08/01/15	(NPFGC)	240	250,282
County of Orange RB General Fund
Series A
5.00%, 06/01/15	(NPFGC)	175	180,670
County of Santa Clara GO
Series B
5.00%, 08/01/15		145	150,916
Desert Sands Unified School District GO
0.00%, 06/01/15	(AMBAC)	225	224,651
Eastern Municipal Water District COP Water Revenue
Series A
5.00%, 07/01/15	(NPFGC)	50	51,812
Foothill-De Anza Community College District GO
Series C
5.25%, 08/01/15	(NPFGC-FGIC)	100	104,288
Fremont Unified School District GO
4.00%, 08/01/15		135	139,316
Los Altos Elementary School District GO
5.00%, 08/01/15	(AMBAC)	100	104,090
Los Angeles Community College District GO
Series E-1
3.00%, 08/01/15		170	174,087

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2015 AMT-FREE MUNI BOND ETF

September 30, 2014

Security		Principal (000s)	Value

Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/15		$250	$259,215
5.00%, 07/01/15	(AGM)	125	129,608
Series B
5.00%, 07/01/15		175	181,451
Series D
5.00%, 07/01/15		200	207,372
Los Angeles County Metropolitan Transportation Authority RB Transit Revenue
Series A
4.00%, 07/01/15		100	102,841
Los Angeles Department of Water & Power RB Electric Power & Light Revenues
Series A
1.00%, 07/01/15		260	261,739
5.00%, 07/01/15		480	497,654
Series A-1
5.00%, 07/01/15	(AGM)	230	238,459
Los Angeles Department of Water & Power RB Water Revenue
Series A-1
5.00%, 07/01/15	(AMBAC)	125	129,589
Los Angeles Unified School District GO
5.25%, 07/01/15	(NPFGC)	200	207,732
5.75%, 07/01/15	(NPFGC)	100	104,243
Series A
3.00%, 07/01/15		100	102,174
6.00%, 07/01/15	(FGIC)	100	104,399
Series A-1
5.00%, 07/01/15		125	129,598
Series B
5.00%, 07/01/15	(AMBAC)	150	155,517
Series E
5.00%, 07/01/15	(AGM)	100	103,678
5.00%, 07/01/15	(AMBAC)	100	103,678
Series F
5.00%, 07/01/15	(FGIC)	225	233,275

Security		Principal (000s)	Value

Series G
5.00%, 07/01/15	(AMBAC)	$60	$62,207
Series H
5.00%, 07/01/15	(AGM)	100	103,678
Metropolitan Water District of Southern California RB Water Revenue
5.00%, 07/01/15		190	197,003
Series B
2.50%, 07/01/15		100	101,805
4.00%, 07/01/15		95	97,787
Series C
4.00%, 07/01/15		80	82,322
Morgan Hill Unified School District GO
0.00%, 08/01/15	(AMBAC)	60	59,843
Newport Mesa Unified School District GO
3.50%, 08/01/15	(NPFGC)	100	102,851
Northern California Power Agency RB Electric Power & Light Revenues
5.00%, 07/01/15	(AGM)	200	207,372
Orange County Sanitation District RB Sewer Revenue
Series A
5.00%, 08/01/15		150	156,128
Rancho California Water District Financing Authority RB Water Revenue
Series A
3.50%, 08/01/15	(AGM)	100	102,634
Sacramento Municipal Utility District RB Electric Power & Light Revenues
Series R
5.00%, 08/15/15	(NPFGC)	100	104,260
Series U
3.38%, 08/15/15	(AGM)	210	215,962
5.00%, 08/15/15	(AGM)	125	130,325
San Diego Community College District GO
3.00%, 08/01/15		200	204,808

14	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2015 AMT-FREE MUNI BOND ETF

September 30, 2014

Security		Principal (000s)	Value

San Diego County Regional Airport Authority RB Port Airport & Marina Revenue
Series A
4.00%, 07/01/15		$150	$154,205
San Diego Unified School District GO
Series A
0.00%, 07/01/15	(NPFGC-FGIC)	100	99,790
Series B
2.00%, 07/01/15		100	101,414
Series C-2
5.00%, 07/01/15	(AGM)	150	155,507
Series D-3
5.00%, 07/01/15	(AGM)	255	264,361
Series G
4.00%, 07/01/15	(AGM)	110	113,210
San Francisco Bay Area Rapid Transit District RB Sales Tax Revenue
Series A
5.00%, 07/01/15	(NPFGC)	315	326,564
San Francisco Unified School District GO
Series B
4.00%, 06/15/15		260	267,124
San Mateo County Transportation Authority RB Sales Tax Revenue
Series A
5.25%, 06/01/15	(NPFGC)	100	103,435
Santa Clara Unified School District GO
1.00%, 07/01/15		200	201,338
Santa Monica Community College District GO
Series C
0.00%, 08/01/17	(PR 08/01/15) (NPFGC)	600	547,434
0.00%, 08/01/19	(PR 08/01/15) (NPFGC)	100	82,868
Santa Monica-Malibu Unified School District GO
5.25%, 08/01/15		100	104,288

Security		Principal (000s)	Value

Sonoma County Junior College District GO
Series D
5.00%, 08/01/15		$50	$52,038
Southern California Public Power Authority RB Electric Power & Light Revenues
4.00%, 07/01/15		375	385,972
Series A
5.00%, 07/01/15		100	103,678
Series A-1
5.00%, 07/01/15	(AMBAC)	150	155,366
State of California GO
4.00%, 08/01/15		405	418,138
4.13%, 06/01/15	(NPFGC)	385	395,345
5.00%, 06/01/15		270	278,834
5.00%, 08/01/15		50	52,039
5.00%, 09/01/15		275	287,309
Series A
4.00%, 07/01/15		305	313,689
Visalia Unified School District GO
4.00%, 08/01/15		150	154,181
West Contra Costa Unified School District GO
Series D
0.00%, 08/01/15	(NPFGC-FGIC)	100	99,593

			13,687,073
COLORADO — 1.20%
Colorado Department of Transportation RB Federal Grant Revenue
Series B
5.00%, 06/15/15	(NPFGC)	125	129,300
Colorado Department of Transportation RB Transit Revenue
Series B
5.50%, 06/15/15	(NPFGC)	435	451,504
Platte River Power Authority RB Electric Power & Light Revenues
Series GG
5.00%, 06/01/15	(AGM)	175	180,654

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2015 AMT-FREE MUNI BOND ETF

September 30, 2014

Security		Principal (000s)	Value

Regional Transportation District COP Lease Renewal
Series A
2.00%, 06/01/15		$250	$253,017
University of Colorado Regents RB College & University Revenue
5.25%, 06/01/15	(NPFGC-FGIC)	100	103,419
Series A
3.25%, 06/01/15		150	153,122

			1,271,016
CONNECTICUT — 1.09%
City of Danbury GO
Series B
5.00%, 07/01/15		100	103,624
Hartford County Metropolitan District GO
3.00%, 06/01/15		200	203,856
State of Connecticut GO
Series C
5.00%, 06/01/15		420	433,726
State of Connecticut RB Water Revenue
Series A
4.13%, 07/01/15		100	103,012
State of Connecticut ST Miscellaneous Taxes
Series B
5.00%, 07/01/15	(AMBAC)	300	310,965

			1,155,183
DELAWARE — 0.51%
Delaware Transportation Authority RB Fuel Sales Tax Revenue
5.00%, 07/01/15		220	228,092
State of Delaware GO
Series A
5.00%, 07/01/15		100	103,671
Series B
5.00%, 07/01/15		200	207,342

			539,105
DISTRICT OF COLUMBIA — 1.10%
District of Columbia GO
Series A
4.00%, 06/01/15		100	102,576

Security		Principal (000s)	Value

5.00%, 06/01/30	(PR 06/01/15) (AMBAC)	$600	$619,440
Series B
6.00%, 06/01/15	(NPFGC)	100	103,879
Series C
5.00%, 06/01/15	(AGM)	110	113,570
Series E
5.00%, 06/01/15	(BHAC)	220	227,154

			1,166,619
FLORIDA — 5.39%
Broward County School Board COP Lease Renewal
Series A
4.00%, 07/01/15		100	102,834
County of Hillsborough RB Sales Tax Revenue
5.00%, 07/01/15	(NPFGC)	235	243,479
County of Hillsborough RB Water Revenue
5.50%, 08/01/15	(AMBAC)	160	167,144
County of Miami-Dade GO
4.00%, 07/01/15		100	102,895
Florida Hurricane Catastrophe Fund Finance Corp. RB Miscellaneous Revenue
Series A
3.50%, 07/01/15		210	215,176
5.00%, 07/01/15		975	1,010,178
Florida State Board of Education RB Lottery Revenue
Series A
5.00%, 07/01/15		250	259,137
Series B
5.00%, 07/01/15	(AMBAC)	210	217,675
Series C
5.00%, 07/01/15		125	129,569
Florida State Department of Environmental Protection RB Sales Tax Revenue
Series A
5.00%, 07/01/15	(AGM)	500	518,275
5.00%, 07/01/15	(AMBAC)	100	103,655

16	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2015 AMT-FREE MUNI BOND ETF

September 30, 2014

Security		Principal (000s)	Value

Florida State Department of Transportation RB Highway Revenue Tolls
Series A
5.00%, 07/01/15	(NPFGC-FGIC)	$125	$129,559
Series B
4.00%, 07/01/15		465	478,462
Series C
5.00%, 07/01/15		100	103,647
Miami-Dade County Transit System RB Sales Surtax Revenue
5.00%, 07/01/15	(SGI)	150	155,460
Series A
5.00%, 07/01/15		100	103,640
State of Florida GO
4.00%, 07/01/15		100	102,903
6.38%, 07/01/15		100	104,666
Series A
5.00%, 06/01/15		420	433,688
5.00%, 06/01/15	(NPFGC-FGIC)	415	428,525
Series B
4.00%, 06/01/15		100	102,590
5.00%, 06/01/15		200	206,518
Series C
5.00%, 06/01/15		100	103,259
Series D
5.00%, 06/01/15		175	180,703

			5,703,637
GEORGIA — 2.19%
County of Columbia RB Water Revenue
4.00%, 06/01/15		100	102,528
Forsyth County School District GO
4.00%, 06/01/15	(AGM)	250	256,493
Georgia State Road & Tollway Authority RB Federal Grant Revenue
Series A
4.00%, 06/01/15		100	102,480
Georgia State Road & Tollway Authority RB Fuel Sales Tax Revenue
Series A
5.00%, 06/01/15		395	407,628

Security		Principal (000s)	Value

Gwinnett County Water & Sewerage Authority RB Water Revenue
4.00%, 08/01/15	(GTD)	$150	$154,820
Series A
4.00%, 08/01/15	(GTD)	100	103,213
Metropolitan Atlanta Rapid Transit Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/15	(AMBAC)	140	145,041
5.00%, 07/01/15	(NPFGC-FGIC)	130	134,681
State of Georgia GO
Series C
5.00%, 07/01/15		880	912,305

			2,319,189
HAWAII — 2.21%
City & County of Honolulu GO
Series B
5.25%, 07/01/15	(AGM)	450	467,293
City & County of Honolulu RB Wastewater Revenue
Series A
5.00%, 07/01/15	(NPFGC)	100	103,647
Series B
4.25%, 07/01/15	(NPFGC)	115	118,545
County of Hawaii GO
Series B
5.00%, 07/15/15	(NPFGC)	100	103,790
County of Maui GO
Series B
4.00%, 06/01/15		150	153,896
State of Hawaii GO
Series DG
5.00%, 07/01/15	(AMBAC)	525	544,231
Series DO
5.00%, 08/01/15		315	327,786
Series EJ
5.00%, 08/01/15		135	140,480
State of Hawaii RB Fuel Sales Tax Revenue
Series A
3.75%, 07/01/15	(AGM)	250	256,787

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2015 AMT-FREE MUNI BOND ETF

September 30, 2014

Security		Principal (000s)	Value

University of Hawaii Board of Regents RB College & University Revenue
Series A
5.00%, 07/15/15	(NPFGC)	$120	$124,585

			2,341,040
ILLINOIS — 2.52%
Chicago Transit Authority RB Capital Grant Receipts
5.00%, 06/01/15	(AMBAC)	75	77,254
Regional Transportation Authority RB Sales Tax Revenue
5.75%, 06/01/15	(AGM)	100	103,756
Series A
5.00%, 07/01/15	(NPFGC)	140	145,128
Regional Transportation Authority RB Transit Revenue
6.00%, 06/01/15	(NPFGC-FGIC)	100	103,909
Series B
5.50%, 06/01/15	(NPFGC-FGIC)	100	103,595
State of Illinois GO
4.00%, 07/01/15		205	210,353
5.00%, 08/01/15		100	103,702
First Series
5.50%, 08/01/15	(NPFGC)	550	572,649
State of Illinois RB Federal Grant Revenue
Series A
5.00%, 06/15/15		415	429,313
State of Illinois RB Sales Tax Revenue
4.00%, 06/15/15		125	128,399
5.00%, 06/15/15		420	434,397
5.00%, 06/15/15	(AGM)	100	103,434
Second Series
5.50%, 06/15/15	(NPFGC-FGIC)	150	155,682

			2,671,571
INDIANA — 0.10%
Purdue University Trustees RB College & University Revenue
Series Y
4.50%, 07/01/15		100	103,279

			103,279

Security		Principal (000s)	Value

IOWA — 0.41%
City of West Des Moines GO
Series A
4.00%, 06/01/15		$100	$102,590
Iowa Finance Authority RB Miscellaneous Revenue
3.00%, 08/01/15		220	225,229
5.00%, 08/01/15		100	104,048

			431,867
KENTUCKY — 0.66%
Kentucky State Property & Buildings Commission RB Lease Appropriation
5.00%, 08/01/21	(PR 08/01/15) (AGM)	350	364,158
5.00%, 08/01/22	(PR 08/01/15) (AGM)	125	130,056
5.00%, 08/01/24	(PR 08/01/15) (AGM)	100	104,045
Kentucky Turnpike Authority RB Lease Renewal
Series A
5.00%, 07/01/15		100	103,647

			701,906
LOUISIANA — 0.59%
State of Louisiana GO
Series A
5.00%, 08/01/15	(NPFGC)	350	364,269
Series B
5.00%, 07/15/15	(AGC)	250	259,663

			623,932
MAINE — 0.10%
Maine Turnpike Authority RB Highway Revenue Tolls
5.00%, 07/01/15	(AGM)	100	103,663

			103,663
MARYLAND — 5.49%
City of Baltimore RB Sewer Revenue
Series D
5.00%, 07/01/15	(AMBAC)	200	207,248
County of Calvert GO
2.00%, 07/15/15		150	152,223

18	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2015 AMT-FREE MUNI BOND ETF

September 30, 2014

Security		Principal (000s)	Value

County of Frederick GO
Series A
5.00%, 07/01/15		$275	$285,095
County of Howard GO
Series B
5.00%, 08/15/15		330	344,022
County of Montgomery GO
Series A
5.00%, 06/01/15		250	258,168
County of Montgomery GOL
Series A
5.00%, 08/01/15		110	114,472
County of Prince George’s GOL
Series A
5.00%, 07/15/15		100	103,855
Maryland State Department of Transportation RB Income Tax Revenue
5.00%, 06/01/15		410	423,395
State of Maryland GO
Second Series
4.00%, 08/01/15		500	516,150
5.00%, 07/15/15		250	259,637
5.00%, 08/01/15		180	187,317
Second Series A
3.00%, 08/01/15		150	153,591
4.00%, 08/01/15		100	103,230
5.00%, 08/01/15		200	208,130
5.00%, 08/01/17	(PR 08/01/15)	575	598,310
Series DD
5.50%, 08/01/15		100	104,483
Series E
5.00%, 08/01/15		65	67,642
Washington Suburban Sanitary District GO
4.25%, 06/01/15		150	154,148
5.00%, 06/01/15		455	469,865
5.00%, 06/01/16	(PR 06/01/15)	620	640,280
5.00%, 06/01/17	(PR 06/01/15)	440	454,392

			5,805,653
MASSACHUSETTS — 7.25%
Commonwealth of Massachusetts GO
Series B
5.00%, 08/01/15		515	535,955

Security		Principal (000s)	Value

Commonwealth of Massachusetts GOL
Series A
4.00%, 08/01/15		$150	$154,851
Series B
4.00%, 06/01/15		100	102,597
5.25%, 08/01/15		310	323,262
Series D
4.00%, 08/01/15		400	412,936
Commonwealth of Massachusetts RB Federal Grant Revenue
Series A
5.00%, 06/15/15		100	103,440
Commonwealth of Massachusetts RB Fuel Sales Tax Revenue
Series A
5.00%, 06/01/15		250	258,167
5.50%, 06/01/15	(NPFGC-FGIC)	225	233,068
Massachusetts Bay Transportation Authority RB Sales Tax Revenue
Series A
4.00%, 07/01/15		110	113,185
4.75%, 07/01/34	(PR 07/01/15)	1,015	1,050,109
Series B
5.00%, 07/01/15		170	176,241
Series C
5.00%, 07/01/15		100	103,663
Massachusetts Clean Water Trust (The) RB Water Revenue
Series 12
4.00%, 08/01/15		100	103,230
Massachusetts Development Finance Agency RB College & University Revenue
Series R-1
5.00%, 07/01/15		150	155,482
Massachusetts Municipal Wholesale Electric Co. RB Nuclear Revenue
Series A
5.00%, 07/01/15		365	378,286
Massachusetts Port Authority RB Port Airport & Marina Revenue
Series A
5.00%, 07/01/15	(AMBAC)	200	207,170

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2015 AMT-FREE MUNI BOND ETF

September 30, 2014

Security		Principal (000s)	Value

Series C
5.00%, 07/01/15		$100	$103,601
Massachusetts School Building Authority RB Sales Tax Revenue
Series A
5.00%, 08/15/15	(AGM)	400	416,976
5.00%, 08/15/15	(AMBAC)	250	260,610
5.00%, 08/15/22	(PR 08/15/15) (AGM)	460	479,458
Massachusetts Water Pollution Abatement Trust RB Miscellaneous Revenue
Series 9
5.25%, 08/01/17	(PR 08/01/15)	1,000	1,042,540
Massachusetts Water Pollution Abatement Trust RB Water Revenue
Series 11
5.00%, 08/01/15		315	327,805
Series 12
5.00%, 08/01/15		300	312,195
Series A
5.25%, 08/01/15		300	312,822

			7,667,649
MICHIGAN — 0.59%
Michigan Finance Authority RB Miscellaneous Revenue
Series A
5.00%, 07/01/15		600	621,978

			621,978
MINNESOTA — 1.59%
State of Minnesota GO
Series A
5.00%, 06/01/15		200	206,534
5.00%, 08/01/15		250	260,163
Series D
3.00%, 08/01/15		150	153,591
5.00%, 08/01/15		300	312,195
Series F
4.00%, 08/01/15		725	748,417

			1,680,900

Security		Principal (000s)	Value

MONTANA — 0.10%
Montana State Department of Transportation RB Federal Grant Revenue
5.00%, 06/01/15	(NPFGC)	$105	$108,431

			108,431
NEBRASKA — 0.66%
City of Omaha GO
5.00%, 06/01/15		275	283,888
Omaha School District GO
4.00%, 06/15/15		300	308,265
University of Nebraska Facilities Corp. RB College & University Revenue
5.00%, 07/15/15		100	103,848

			696,001
NEVADA — 1.44%
Clark County School District GOL
5.50%, 06/15/15	(AGM)	200	207,590
Series A
5.00%, 06/15/15	(NPFGC)	125	129,301
5.25%, 06/15/15	(NPFGC-FGIC)	375	388,567
Series B
5.00%, 06/15/15		270	279,291
County of Clark GOL
Series B
5.00%, 06/01/15	(AGM)	200	206,522
County of Clark RB Fuel Sales Tax Revenue
5.00%, 07/01/15		100	103,655
County of Clark RB Port Airport & Marina Revenue
5.00%, 07/01/15		100	103,624
Series D
5.00%, 07/01/15		100	103,647

			1,522,197
NEW HAMPSHIRE — 0.79%
City of Nashua GO
5.00%, 07/15/15	(NPFGC)	175	181,734
New Hampshire Municipal Bond Bank RB Miscellaneous Revenue
Series A
5.00%, 08/15/15		405	422,225

20	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2015 AMT-FREE MUNI BOND ETF

September 30, 2014

Security		Principal (000s)	Value

State of New Hampshire GO
Series A
3.50%, 06/01/15		$125	$127,837
Series B
4.00%, 06/01/15		100	102,605

			834,401
NEW JERSEY — 3.17%
New Jersey Economic Development Authority RB Tobacco & Liquor Taxes
5.00%, 06/15/15		400	412,572
New Jersey Educational Facilities Authority RB College & University Revenue
Series B
5.00%, 06/01/15	(SAP)	100	103,101
5.00%, 07/01/15		100	103,671
Series J
5.00%, 07/01/15	(NPFGC)	125	129,442
New Jersey Transportation Trust Fund Authority RB Federal Grant Revenue
Series A
5.00%, 06/15/15	(NPFGC-FGIC)	350	361,382
New Jersey Transportation Trust Fund Authority RB Highway Revenue Tolls
Series A
5.75%, 06/15/15	(ETM)	100	103,978
New Jersey Transportation Trust Fund Authority RB Transit Revenue
Series C
5.25%, 06/15/16	(PR 06/15/15) (FGIC)	345	357,503
Series D
5.00%, 06/15/17	(PR 06/15/15) (AMBAC)	125	129,309
5.00%, 06/15/18	(PR 06/15/15) (AMBAC)	100	103,447
State of New Jersey GO
5.00%, 06/01/15		315	325,011
Series L
5.25%, 07/15/15	(AMBAC)	705	732,819

Security		Principal (000s)	Value

Series M
5.50%, 07/15/15	(AMBAC)	$125	$130,179
Series N
5.50%, 07/15/15	(AMBAC)	105	109,350
Series Q
5.00%, 08/15/15		240	249,953

			3,351,717
NEW MEXICO — 1.49%
Albuquerque Municipal School District No. 12 GO
5.00%, 08/01/15		100	104,051
New Mexico Finance Authority RB Fuel Sales Tax Revenue
Series A
5.25%, 06/15/15	(NPFGC)	500	518,160
New Mexico Finance Authority RB Miscellaneous Revenue
Series A
5.00%, 06/15/15	(NPFGC)	150	155,073
Santa Fe Public School District GO
3.00%, 08/01/15	(SAW)	250	255,930
State of New Mexico RB Miscellaneous Taxes
5.00%, 07/01/15		200	207,310
Series A
5.00%, 07/01/15		325	336,879

			1,577,403
NEW YORK — 9.68%
City of New York GO
Series A
4.00%, 08/01/15		140	144,498
5.00%, 08/01/15		250	260,120
Series A-1
5.00%, 08/01/15		955	993,658
Series B
4.00%, 08/01/15		100	103,213
5.00%, 08/01/15		200	208,096
Series C
5.00%, 08/01/15		275	286,132
Series D
5.00%, 08/01/15		100	104,048

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2015 AMT-FREE MUNI BOND ETF

September 30, 2014

Security		Principal (000s)	Value

Series E
3.00%, 08/01/15		$150	$153,567
4.00%, 08/01/15		225	232,229
5.00%, 08/01/15		530	551,454
Series F
5.00%, 08/01/15		85	88,441
Series G
3.00%, 08/01/15		100	102,378
5.00%, 08/01/15		495	515,038
Series H
3.00%, 08/01/15		100	102,378
4.00%, 08/01/15		180	185,783
Series I
4.00%, 08/01/15		235	242,551
5.00%, 08/01/15		100	104,048
Series I-1
5.00%, 08/01/15		200	208,096
Series J-1
4.00%, 08/01/15		100	103,213
5.00%, 08/01/15		100	104,048
Series O
5.00%, 06/01/15	(ETM)	25	25,815
5.00%, 06/01/15		215	221,977
Series P
3.60%, 08/01/15	(NPFGC)	100	102,879
County of Orange GO
Series A
5.00%, 07/15/15		100	103,826
Long Island Power Authority RB Electric Power & Light Revenues
Series A
0.00%, 06/01/15	(AGM)	100	99,805
Metropolitan Transportation Authority RB Miscellaneous Revenue
Series A
5.50%, 07/01/15	(SAP)	85	88,440
New York City Municipal Water Finance Authority RB Water Revenue
Series BB
5.00%, 06/15/15		150	155,138
Series C
5.00%, 06/15/15		175	181,034

Security		Principal (000s)	Value

New York City Transitional Finance Authority RB Income Tax Revenue
Series A
4.00%, 08/01/15		$150	$154,820
Series S-1
4.00%, 07/15/15	(SAW)	205	211,117
New York City Transitional Finance Authority RB Miscellaneous Revenue
Series S-1
5.00%, 07/15/15	(NPFGC-FGIC)	100	103,775
Series S-1A
5.00%, 07/15/15	(SAW)	150	155,663
Series S-2
5.00%, 07/15/15	(SAW)	115	119,341
New York City Transitional Finance Authority RB Sales Tax Revenue
Series A-1
5.00%, 08/01/15		475	494,228
Series A-3
4.00%, 08/01/15		85	87,731
New York State Dormitory Authority RB College & University Revenue
5.00%, 07/01/15		200	207,280
Series A
3.00%, 07/01/15		250	255,262
3.00%, 07/01/15	(GOI)	100	102,151
4.00%, 07/01/15		100	102,764
5.00%, 07/01/15	(NPFGC)	330	341,906
New York State Dormitory Authority RB Income Tax Revenue
Series D
5.00%, 06/15/15		275	284,441
Series E
5.00%, 08/15/15		150	156,353
New York State Dormitory Authority RB Miscellaneous Revenue
5.00%, 07/01/15		200	207,294
5.00%, 07/01/15	(NPFGC-FGIC)	180	186,552
Series A
5.00%, 08/01/15		200	208,036

22	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2015 AMT-FREE MUNI BOND ETF

September 30, 2014

Security		Principal (000s)	Value

New York State Environmental Facilities Corp. RB Water Revenue
5.50%, 06/15/15		$345	$358,065
Series A
5.00%, 06/15/15		140	144,806
Series C
5.00%, 06/15/15		410	424,075
Port Authority of New York & New Jersey RB Port Airport & Marina Revenue
5.00%, 08/15/15	(AGM)	155	161,595

			10,239,158
NORTH CAROLINA — 1.18%
City of Charlotte RB Water & Sewer Revenue
Series A
5.50%, 07/01/15		165	171,638
County of Durham GO
Series B
4.00%, 06/01/15		100	102,598
County of Mecklenburg GO
Series A
4.00%, 08/01/15		375	387,113
State of North Carolina GO
Series A
5.00%, 06/01/15		420	433,721
Town of Cary GO
Series B
4.00%, 06/01/15		150	153,897

			1,248,967
OHIO — 2.12%
City of Columbus GO
Series A
5.00%, 06/01/15		570	588,622
Ohio State University (The) RB College & University Revenue
Series A
4.75%, 06/01/15		100	103,083
Ohio State Water Development Authority RB Water Revenue
5.00%, 06/01/15		100	103,264
5.00%, 06/01/23	(PR 06/01/15)	200	206,492

Security		Principal (000s)	Value

State of Ohio GO
5.00%, 08/01/15		$200	$208,084
Series C
2.50%, 08/01/15		175	178,420
5.00%, 08/01/15		420	436,976
State of Ohio RB Federal Grant Revenue
Series 2007-1
5.00%, 06/15/15	(AGM)	50	51,687
State of Ohio RB Highway Revenue Tolls
Series 2008-1
5.50%, 06/15/15		350	363,048

			2,239,676
OKLAHOMA — 1.11%
Grand River Dam Authority RB Electric Power & Light Revenues
Series A
3.38%, 06/01/15	(BHAC)	150	153,176
Oklahoma Capital Improvement Authority RB Appropriations
Series A
2.00%, 07/01/15		120	121,642
Oklahoma Capital Improvement Authority RB College & University Revenue
Series F
4.00%, 07/01/15	(AMBAC)	100	102,872
Oklahoma Capital Improvement Authority RB Miscellaneous Revenue
Series A
4.00%, 07/01/15		250	256,987
Oklahoma County Independent School District No. 89
3.70%, 07/01/15	(NPFGC-FGIC)	100	102,616
State of Oklahoma GO
Series A
4.00%, 07/15/15		230	237,031
Tulsa County Independent School District No. 5 Jenks GO
5.00%, 06/01/15		200	206,490

			1,180,814

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2015 AMT-FREE MUNI BOND ETF

September 30, 2014

Security		Principal (000s)	Value

OREGON — 0.84%
City of Portland RB Sewer Revenue
Series A
5.00%, 06/01/15	(NPFGC)	$400	$413,036
City of Salem GOL
4.00%, 06/01/15		250	256,405
Washington & Multnomah Counties School District No. 48J Beaverton GO
5.00%, 06/01/15	(AGM)	215	221,992

			891,433
PENNSYLVANIA — 2.31%
City of Philadelphia RB Water & Wastewater Revenue
Series A
5.00%, 08/01/15	(AMBAC)	250	260,090
Commonwealth of Pennsylvania GO
5.00%, 07/01/15		400	414,588
First Series
5.00%, 07/01/15		235	243,570
Second Series
5.00%, 08/01/15		50	52,021
Third Series
5.25%, 07/01/15		250	259,588
County of Bucks GO
5.00%, 06/01/15		90	92,939
County of York GO
5.00%, 06/01/15	(NPFGC)	100	103,197
Pennsylvania Economic Development Financing Authority RB Miscellaneous Revenue
Series A
4.00%, 07/01/15		215	221,259
5.00%, 07/01/15		400	414,652
Pennsylvania Intergovernmental Cooperation Authority RB Special Tax Revenue
5.00%, 06/15/15		125	129,245
Pennsylvania Turnpike Commission RB Highway Revenue Tolls
Series C
4.75%, 06/01/15	(AGM)	150	154,569

Security		Principal (000s)	Value

Westmoreland County Municipal Authority RB Miscellaneous Revenue
5.25%, 08/15/27	(PR 08/15/15) (AGM)	$100	$104,440

			2,450,158
RHODE ISLAND — 0.16%
Rhode Island Economic Development Corp. SO Grant Anticipation
Series A
5.00%, 06/15/15	(NPFGC-FGIC)	160	165,331

			165,331
SOUTH CAROLINA — 0.41%
State of South Carolina GO
Series A
4.00%, 06/01/15		420	430,912

			430,912
SOUTH DAKOTA — 0.21%
South Dakota Conservancy District RB Water Revenue
Series B
5.00%, 08/01/15		100	104,075
South Dakota State Building Authority RB Miscellaneous Revenue
5.00%, 06/01/15	(ETM)(AGM)	50	51,620
5.00%, 06/01/15	(AGM)	65	67,120

			222,815
TENNESSEE — 0.56%
Metropolitan Government of Nashville & Davidson County GO
5.00%, 08/01/15		100	104,059
Series A
4.00%, 07/01/15		225	231,550
5.00%, 07/01/15		150	155,494
Metropolitan Nashville Airport Authority RB Port Airport & Marina Revenue
Series B
4.00%, 07/01/15	(AGM)	100	102,741

			593,844

24	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2015 AMT-FREE MUNI BOND ETF

September 30, 2014

Security		Principal (000s)	Value

TEXAS — 7.11%
Austin Independent School District GO
4.00%, 08/01/15		$100	$103,224
4.50%, 08/01/15	(NPFGC)	100	103,642
5.25%, 08/01/15	(PSF)	250	260,563
City of Bryan RB Electric Power & Light Revenues
5.00%, 07/01/15		75	77,660
City of Corpus Christi RB Water Revenue
4.00%, 07/15/15		250	257,638
City of Dallas GOL
5.00%, 08/15/15		100	104,244
City of El Paso GOL
5.00%, 08/15/15	(AGM)	175	182,312
City of Houston RB Port Airport & Marina Revenue
Series B
5.00%, 07/01/15	(NPFGC-FGIC)	200	207,216
City of San Antonio GOL
5.00%, 08/01/15		165	171,714
Corpus Christi Independent School District GO
4.00%, 08/15/15		100	103,361
County of Bexar GOL
5.00%, 06/15/15	(AGM)	250	258,455
County of Harris GOL
Series C
4.00%, 08/15/15		200	206,740
Fort Bend Independent School District GO
5.00%, 08/15/15	(PSF)	200	208,398
Houston Independent School District GOL
0.00%, 08/15/15	(PSF)	100	99,764
3.00%, 07/15/15		185	189,177
Hurst-Euless-Bedford Independent School District GO
5.00%, 08/15/15	(PSF)	110	114,609
Keller Independent School District GO
5.50%, 08/15/15	(PSF)	100	104,636

Security		Principal (000s)	Value

Kerrville Independent School District GO
5.00%, 08/15/15	(PSF)	$100	$104,190
Klein Independent School District GO
Series A
5.00%, 08/01/15	(PSF)	50	52,008
Leander Independent School District GO
0.00%, 08/15/15	(PSF)	285	284,327
5.00%, 08/15/15	(PSF)	100	104,190
Lewisville Independent School District GO
5.00%, 08/15/15	(NPFGC-FGIC)	150	156,312
Lone Star College System GOL
4.00%, 08/15/15		100	103,321
Magnolia Independent School District GO
5.00%, 08/15/15	(PSF)	100	104,190
North East Independent School District GO
5.00%, 02/01/22	(PR 08/01/15) (PSF)	110	114,450
North Texas Municipal Water District RB Sewer Revenue
3.00%, 06/01/15		100	101,853
Pflugerville Independent School District GO
5.25%, 08/15/15	(PSF)	250	261,042
Round Rock Independent School District GO
5.00%, 08/01/15		200	208,032
5.00%, 08/01/15	(PSF)	100	104,016
San Antonio Independent School District GO
5.25%, 08/15/15	(PSF)	180	187,951
Socorro Independent School District GO
Series A
5.00%, 08/15/15	(PSF)	300	312,597
State of Texas GO
Series A
4.00%, 08/01/15		250	258,037
Series E
5.00%, 08/01/15		200	208,138

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2015 AMT-FREE MUNI BOND ETF

September 30, 2014

Security		Principal (000s)	Value

Texas Public Finance Authority RB Miscellaneous Revenue
Series A
4.00%, 07/01/15		$150	$154,377
5.00%, 07/01/15		350	362,848
Series B
5.00%, 07/01/18	(PR 07/01/15)	510	528,564
Texas Water Development Board RB Water Revenue
5.00%, 07/15/15		230	238,850
University of Texas System Board of Regents RB College & University Revenue
5.25%, 08/15/15		100	104,490
Series A
5.00%, 08/15/15		100	104,271
Series B
5.25%, 08/15/15		365	381,388
Series C
5.00%, 08/15/15		225	234,610

			7,527,405
UTAH — 2.03%
County of Salt Lake RB Sales Tax Revenue
5.00%, 08/01/15		125	130,064
Intermountain Power Agency RB Electric Power & Light Revenues
Series A
5.00%, 07/01/15		250	259,157
Series B
5.00%, 07/01/15		200	207,326
State of Utah GO
Series A
5.00%, 07/01/15		405	419,867
Series B
4.00%, 07/01/15		960	988,013
Utah Transit Authority RB Sales Tax Revenue
Series C
5.25%, 06/15/15	(AGM)	140	145,064

			2,149,491

Security		Principal (000s)	Value

VERMONT — 0.25%
State of Vermont GO
Series C
5.00%, 08/15/15		$250	$260,627

			260,627
VIRGINIA — 4.00%
City of Alexandria GO
5.00%, 07/15/15		165	171,361
Series A
5.00%, 07/15/15		100	103,855
City of Richmond GO
Series A
5.00%, 07/15/15	(AGM)	400	415,392
Commonwealth of Virginia GO
5.00%, 06/01/15		275	283,984
Series B
5.00%, 06/01/15		350	361,435
County of Arlington GO
Series D
4.00%, 08/01/15		475	490,342
County of Henrico GO
5.00%, 07/15/15		100	103,855
County of Loudoun GO
Series A
5.00%, 07/01/15	(SAW)	100	103,671
Series B
5.00%, 06/01/17	(PR 06/01/15)	500	516,335
Virginia Public Building Authority RB Miscellaneous Revenue
Series A
5.00%, 08/01/15		100	104,051
Series B
4.00%, 08/01/15	(SAP)	100	103,215
5.00%, 08/01/15		300	312,153
Series C
5.00%, 08/01/15		250	260,128
Virginia Public School Authority RB Miscellaneous Revenue
5.25%, 08/01/15		225	234,585
Series A
5.00%, 08/01/15		340	353,773
Series B
5.25%, 08/01/15		300	312,780

			4,230,915

26	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2015 AMT-FREE MUNI BOND ETF

September 30, 2014

Security		Principal (000s)	Value

WASHINGTON — 6.38%
City of Seattle GOL
Series B
5.00%, 08/01/15		$185	$192,509
City of Seattle RB Water Revenue
Series B
4.00%, 08/01/15		100	103,215
County of King GOL
Series A
5.00%, 07/01/15		165	171,031
County of Pierce GOL
Series A
4.00%, 07/01/15		85	87,422
County of Pierce RB Sewer Revenue
4.00%, 08/01/15		120	123,828
Energy Northwest RB Electric Power & Light Revenues
Series A
3.00%, 07/01/15		145	148,119
3.25%, 07/01/15		100	102,339
4.00%, 07/01/15		130	133,774
5.00%, 07/01/15		865	896,616
5.50%, 07/01/15		150	156,046
Series C
5.00%, 07/01/15		250	259,137
Energy Northwest RB Nuclear Revenue
Series A
2.00%, 07/01/15		300	304,197
King County School District No. 411 Issaquah GO
5.63%, 06/01/15	(AGM)	250	259,175
Port of Seattle GOL
5.00%, 06/01/15		160	165,214
Port of Seattle RB Port Airport & Marina Revenue
3.00%, 08/01/15		100	102,342
4.00%, 06/01/15		100	102,558
Series A
5.00%, 08/01/15		100	104,012
State of Washington GO
0.00%, 06/01/15	(NPFGC-FGIC)	250	249,535
4.00%, 07/01/15		175	180,094

Security		Principal (000s)	Value

Series A
5.00%, 07/01/15		$300	$310,989
Series C
5.00%, 08/01/15		145	150,886
Series D
5.00%, 07/01/15		225	233,242
Series F
4.50%, 07/01/15		570	588,736
Series R-2006A
5.00%, 07/01/15	(AMBAC)	170	176,227
5.00%, 07/01/18	(PR 07/01/15) (AMBAC)	1,395	1,445,876

			6,747,119
WEST VIRGINIA — 0.10%
State of West Virginia GO
5.00%, 06/01/15	(NPFGC-FGIC)	100	103,245

			103,245
WISCONSIN — 0.88%
State of Wisconsin RB Miscellaneous Revenue
Series 1
5.00%, 07/01/15		485	502,677
Series A
5.00%, 07/01/15		150	155,495
State of Wisconsin RB Transit Revenue
Series A
5.25%, 07/01/15	(AGM)	165	171,354
State of Wisconsin RB Water Revenue
Series 4
5.00%, 06/01/15		100	103,252

			932,778

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $103,967,030)			104,506,718

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2015 AMT-FREE MUNI BOND ETF

September 30, 2014

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 0.19%

MONEY MARKET FUNDS — 0.19%
BlackRock Liquidity Funds: MuniFund, Institutional Shares
0.02%[a,b]	201	$201,081

		201,081

TOTAL SHORT-TERM INVESTMENTS
(Cost: $201,081)		201,081

TOTAL INVESTMENTS IN SECURITIES — 98.97%
(Cost: $104,168,111)		104,707,799
Other Assets, Less Liabilities — 1.03%		1,094,023

NET ASSETS — 100.00%		$105,801,822

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

PR  —  Prerefunded

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAP  —  Subject to Appropriations

SAW  —  State Aid Withholding

SO  —  Special Obligation

ST  —  Special Tax

Insured by:

AGC  —  Assured Guaranty Corp.

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Assurance Corp.

BHAC  —  Berkshire Hathaway Assurance Corp.

FGIC  —  Financial Guaranty Insurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

SGI  —  Syncora Guarantee Inc.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

28	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® iBONDS® SEP 2016 AMT-FREE MUNI BOND ETF

September 30, 2014

Security		Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 98.85%

ALABAMA — 0.13%
City of Huntsville GO
Series A
4.00%, 09/01/16		$150	$160,344

			160,344
ALASKA — 0.70%
Borough of North Slope GO
Series A
5.00%, 06/30/16	(NPFGC)	100	107,941
Series B
4.00%, 06/30/16		175	185,850
City of Anchorage GO
Series A
5.00%, 08/01/16		100	108,522
Series D
5.00%, 08/01/16	(AMBAC)	100	108,522
State of Alaska GO
Series A
4.00%, 08/01/16		235	250,729
5.00%, 08/01/16		125	135,652

			897,216
ARIZONA — 4.73%
Arizona State University Board of Regents RB University Revenue
Series A
4.00%, 07/01/16	(AMBAC)	100	106,172
Arizona State University Energy Management LLC RB College & University Revenue
5.00%, 07/01/16		200	215,026
Arizona Transportation Board RB Federal Grant Revenue
4.00%, 07/01/16		95	101,002
Series A
4.00%, 07/01/16		285	303,006
Arizona Transportation Board RB Sales Tax Revenue
5.00%, 07/01/16		415	448,461
5.00%, 07/01/21	(PR 07/01/16)	100	108,210
City of Chandler GOL
5.00%, 07/01/16		100	107,971

Security		Principal (000s)	Value

City of Mesa GO
3.88%, 07/01/16	(NPFGC-FGIC)	$100	$106,063
City of Mesa RB Multiple Utility Revenue
5.25%, 07/01/16	(ETM) (NPFGC-FGIC)	170	184,700
5.25%, 07/01/16	(NPFGC-FGIC)	110	119,369
City of Phoenix GO
Series A
5.00%, 07/01/16		250	270,340
6.25%, 07/01/16		100	110,263
City of Phoenix GOL
Series C
4.00%, 07/01/16		200	212,780
City of Scottsdale GO
5.00%, 07/01/16		75	81,102
City of Scottsdale GOL
5.00%, 07/01/16		195	210,865
City of Tempe GO
Series A
3.00%, 07/01/16		125	130,805
Series C
4.00%, 07/01/16		160	170,224
County of Pima GO
4.50%, 07/01/16	(NPFGC-FGIC)	125	133,988
County of Pima RB Sewer Revenue
4.00%, 07/01/16	(AGM)	125	132,898
Maricopa County Community College District GO
Series D
2.00%, 07/01/16		150	154,347
Maricopa County Unified School District No. 210 Phoenix GO
5.13%, 07/01/16	(NPFGC)	90	97,453
Maricopa County Unified School District No. 4 Mesa GO
Series B
4.00%, 07/01/16	(NPFGC-FGIC)	100	106,318
Maricopa County Unified School District No. 41 Gilbert GO
3.25%, 07/01/16		100	104,811

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2016 AMT-FREE MUNI BOND ETF

September 30, 2014

Security		Principal (000s)	Value

Maricopa County Unified School District No. 48 Scottsdale GO
Series B
4.75%, 07/01/25	(PR 07/01/16) (AGM)	$125	$134,716
Maricopa County Unified School District No. 80 Chandler GO
4.00%, 07/01/16		50	53,141
Phoenix Civic Improvement Corp. RB Excise Tax Revenue
Series A
4.00%, 07/01/16		100	106,318
Phoenix Civic Improvement Corp. RB Port Airport & Marina Revenue
Series C
4.00%, 07/01/16		250	265,475
Phoenix Civic Improvement Corp. RB Sales Tax Revenue
5.00%, 07/01/16		210	226,932
Series B
5.00%, 07/01/16	(NPFGC)	170	183,083
Phoenix Civic Improvement Corp. RB Sewer Revenue
5.00%, 07/01/16		160	172,989
Phoenix Civic Improvement Corp. RB Water Revenue
5.00%, 07/01/16		300	324,408
5.50%, 07/01/16		200	218,018
Regional Public Transportation Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/16		120	129,763
Scottsdale Municipal Property Corp. RB Sales Tax Revenue
5.00%, 07/01/21	(PR 07/01/16)	395	427,429
Town of Gilbert GO
5.00%, 07/01/16		100	108,063

			6,066,509
CALIFORNIA — 11.96%
Alameda County Unified School District GO
Series A
0.00%, 08/01/16	(AGM)	185	183,557

Security		Principal (000s)	Value

Berkeley Unified School District GO
3.00%, 08/01/16		$300	$314,922
California State Public Works Board RB Lease Abatement
Series B
5.00%, 06/01/16	(NPFGC-FGIC)	160	172,560
Series C
4.00%, 06/01/16		200	212,330
Chabot-Las Positas Community College District GO
Series C
0.00%, 08/01/16	(AMBAC)	300	296,346
City of Los Angeles GO
Series B
5.00%, 09/01/16		450	490,599
City of Los Angeles RB Wastewater System Revenue
Series A
4.00%, 06/01/16		150	159,217
5.00%, 06/01/16		465	501,312
City of Pasadena RB Electric Power & Light Revenues
3.00%, 06/01/16		170	177,317
Coast Community College District GO
Series B
4.75%, 08/01/16	(AGM)	100	108,080
Desert Sands Unified School District GO
5.00%, 08/01/16		100	108,403
East Bay Municipal Utility District RB Sewer Revenue
Series A
4.00%, 06/01/16		100	106,226
East Bay Municipal Utility District RB Water Revenue
Series A
5.00%, 06/01/16		300	323,688
Series B
5.00%, 06/01/16		100	107,896
5.00%, 06/01/16	(NPFGC-FGIC)	60	64,738
Eastern Municipal Water District COP Water Revenue
Series A
5.00%, 07/01/16	(NPFGC)	100	108,044

30	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2016 AMT-FREE MUNI BOND ETF

September 30, 2014

Security		Principal (000s)	Value

Long Beach Unified School District GO
Series A
5.00%, 08/01/16		$125	$135,504
Los Angeles Community College District GO
Series E
5.00%, 08/01/16	(AGM)	200	217,076
Series E-1
3.25%, 08/01/16		200	210,674
Los Angeles Convention & Exhibition Center Authority RB Lease Abatement
Series A
5.00%, 08/15/16		220	238,322
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue
2.50%, 07/01/16		105	109,185
5.00%, 07/01/16		275	297,982
Series A
5.00%, 07/01/16		290	314,235
Series B
4.00%, 06/01/16		125	132,890
5.00%, 06/01/16		180	194,360
Series D
5.00%, 07/01/16		150	162,535
Los Angeles Department of Water & Power RB Electric Power & Light Revenues
Series A
2.00%, 07/01/16		125	128,824
4.00%, 07/01/16		225	239,747
5.00%, 07/01/16		300	324,906
Los Angeles Unified School District GO
5.75%, 07/01/16	(NPFGC)	100	109,483
Series A-1
4.00%, 07/01/16		100	106,427
Series B
5.00%, 07/01/16	(AGM)	300	324,519
Series E
5.00%, 07/01/16	(AGM)	300	324,519

Security		Principal (000s)	Value

Series F
5.00%, 07/01/16	(FGIC)	$100	$108,173
Series G
5.00%, 07/01/16	(AMBAC)	170	183,894
Series H
5.00%, 07/01/16	(AGM)	110	118,990
Series I
5.00%, 07/01/16		75	81,130
Series KY
5.00%, 07/01/16		370	400,240
M-S-R Public Power Agency RB Electric Power & Light Revenues
Series L
5.00%, 07/01/16	(AGM)	130	140,100
Metropolitan Water District of Southern California RB Water Revenue
3.00%, 07/01/16		100	104,770
Series B
4.00%, 07/01/16		110	117,170
5.00%, 07/01/16		100	108,265
Northern California Power Agency RB Electric Power & Light Revenues
5.00%, 07/01/16	(AGM)	210	227,434
Series A
5.00%, 06/01/16		100	107,893
Series A
5.00%, 07/01/16		100	108,265
Orange County Public Financing Authority RB Lease Abatement
5.00%, 06/01/16	(NPFGC)	100	107,613
5.00%, 07/01/16	(NPFGC)	200	215,942
Sacramento County Water Financing Authority RB Water Revenue
Series A
5.00%, 06/01/16	(NPFGC-FGIC)	150	161,568
Sacramento Municipal Utility District RB Electric Power & Light Revenues
Series U
5.00%, 08/15/16	(AGM)	195	211,979
Sacramento Municipal Utility District RB Water Revenue
4.00%, 07/01/16	(NPFGC)	100	105,360

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2016 AMT-FREE MUNI BOND ETF

September 30, 2014

Security		Principal (000s)	Value

San Diego Community College District GO
4.00%, 08/01/16		$325	$347,435
San Diego Public Facilities Financing Authority RB Water Revenue
Series A
5.00%, 08/01/16		355	385,116
San Diego Unified School District GO
Series A
0.00%, 07/01/16	(NPFGC-FGIC)	100	99,111
San Francisco Unified School District GO
Series E
5.00%, 06/15/16		250	269,992
San Juan Unified School District GO
2.00%, 08/01/16		150	154,325
San Ramon Valley Unified School District GO
4.50%, 08/01/16	(NPFGC)	100	107,777
Series A
0.00%, 07/01/16	(NPFGC-FGIC)	75	74,542
0.00%, 07/01/16	(NPFGC-FGIC)	100	99,302
Southern California Public Power Authority RB Electric Power & Light Revenues
5.00%, 07/01/16		100	108,173
Series 2010-1
5.00%, 07/01/16		115	124,399
Series A
4.00%, 07/01/16		350	372,494
5.00%, 07/01/16		225	243,389
State of California GO
4.13%, 06/01/16	(SGI)	125	133,010
5.00%, 06/01/16	(SGI)	200	215,692
5.00%, 08/01/16		790	857,853
5.00%, 09/01/16		1,000	1,089,680
Series A
4.00%, 07/01/16		445	473,600
5.00%, 07/01/16		520	562,406

			15,333,505
COLORADO — 1.52%
City & County of Denver GO
5.00%, 08/01/16		130	141,079
5.00%, 08/01/21	(PR 08/01/16)	425	461,405

Security		Principal (000s)	Value

Series A
5.00%, 08/01/16		$410	$444,940
Colorado Department of Transportation RB Federal Grant Revenue
Series B
4.25%, 06/15/16	(NPFGC)	120	127,915
5.50%, 06/15/16	(NPFGC)	325	353,347
Regional Transportation District COP Lease Renewal
Series A
5.00%, 06/01/16		150	161,211
University of Colorado Regents RB College & University Revenue
Series A-1
1.50%, 06/01/16		150	152,835
Series B-1
5.00%, 06/01/16		100	107,709

			1,950,441
CONNECTICUT — 1.04%
City of Norwalk GO
Series B
5.00%, 07/01/16		100	108,155
Connecticut State Health & Educational Facility Authority RB College & University Revenue
Series A
1.35%, 07/01/42		350	355,971
State of Connecticut GO
Series C
5.00%, 06/01/16		250	269,143
State of Connecticut RB Water Revenue
Series A
4.20%, 07/01/16		100	106,721
State of Connecticut ST Miscellaneous Taxes
5.25%, 07/01/16	(AMBAC)	360	390,596
Town of Stratford GO
4.00%, 08/01/16		100	106,281

			1,336,867

32	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2016 AMT-FREE MUNI BOND ETF

September 30, 2014

Security		Principal (000s)	Value

DELAWARE — 0.80%
County of New Castle GO
Series A
4.00%, 07/15/16		$100	$106,542
5.00%, 07/15/16		200	216,728
Delaware Transportation Authority RB Fuel Sales Tax Revenue
5.00%, 07/01/16		150	162,315
Delaware Transportation Authority RB Transit Revenue
Series A
5.00%, 07/01/16		150	162,315
State of Delaware GO
5.00%, 07/01/16		100	108,191
Series B
3.00%, 07/01/16		100	104,698
5.00%, 07/01/16		155	167,696

			1,028,485
DISTRICT OF COLUMBIA — 0.68%
District of Columbia GO
Series B
5.25%, 06/01/16	(AGM)	220	237,747
6.00%, 06/01/16	(NPFGC)	135	147,525
Series C
5.00%, 06/01/16	(AGM)	250	269,260
Series F
5.00%, 06/01/16	(BHAC)	50	53,855
Washington Metropolitan Area Transit Authority RB Transit Revenue
Series A
5.00%, 07/01/16		150	162,095

			870,482
FLORIDA — 5.89%
Broward County School Board COP Lease Renewal
Series A
5.00%, 07/01/16		125	134,620
County of Miami-Dade GO
2.70%, 07/01/16		115	119,471
Series B
5.00%, 07/01/16		150	161,846
County of Miami-Dade RB Miscellaneous Revenue
5.00%, 08/01/16	(NPFGC-FGIC)	375	404,925

Security		Principal (000s)	Value

County of Palm Beach GO
4.00%, 08/01/16		$115	$122,610
Florida Hurricane Catastrophe Fund Finance Corp. RB Miscellaneous Revenue
Series A
3.75%, 07/01/16		180	190,521
5.00%, 07/01/16		1,130	1,221,315
Florida State Board of Education GO
Series A
5.00%, 06/01/16		300	323,427
Florida State Board of Education RB Lottery Revenue
Series A
5.00%, 07/01/16		100	108,063
Series B
5.00%, 07/01/16		200	216,126
5.00%, 07/01/16	(NPFGC)	315	340,398
Series C
5.00%, 07/01/16		395	426,849
Florida State Department of Environmental Protection RB Miscellaneous Taxes
Series A
5.00%, 07/01/16	(AGM)	75	80,992
Florida State Department of Environmental Protection RB Sales Tax Revenue
Series A
5.00%, 07/01/16	(AMBAC)	290	313,168
5.00%, 07/01/16	(NPFGC)	100	107,989
Series B
5.00%, 07/01/16	(NPFGC)	115	124,187
Florida State Department of Transportation RB Highway Revenue Tolls
Series A
5.00%, 07/01/16		340	367,350
Series B
5.00%, 07/01/16		100	108,044
Florida Water Pollution Control Financing Corp. RB Miscellaneous Revenue
Series A
5.00%, 07/15/16		50	54,174

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2016 AMT-FREE MUNI BOND ETF

September 30, 2014

Security		Principal (000s)	Value

Lee County School Board COP Lease Renewal
Series B
3.00%, 08/01/16		$100	$104,597
Miami-Dade County Expressway Authority RB Highway Revenue Tolls
Series A
3.00%, 07/01/16	(AGM)	100	104,178
Miami-Dade County Transit System RB Sales Surtax Revenue
4.00%, 07/01/16		300	318,300
Sarasota County School Board COP Lease Appropriation
Series B
3.00%, 07/01/16		210	219,112
State of Florida GO
5.00%, 07/01/16		250	270,433
Series B
5.00%, 06/01/16		200	215,618
Series C
5.00%, 06/01/16		690	743,789
Series D
5.00%, 06/01/16		270	291,084
5.25%, 06/01/16		215	232,606
Series E
5.00%, 06/01/16		120	129,371

			7,555,163
GEORGIA — 2.95%
Catoosa County School District GO
4.00%, 08/01/16	(SAW)	100	106,566
Chatham County School District GO
5.25%, 08/01/16	(AGM)	190	206,876
Cherokee County Board of Education GO
Series A
4.25%, 08/01/16	(NPFGC-FGIC)	150	160,535
County of Douglas GO
4.00%, 08/01/16		130	138,577
Forsyth County School District GO
5.00%, 06/01/16	(AGM)	260	280,439
5.00%, 07/01/16		100	108,228

Security		Principal (000s)	Value

Georgia State Road & Tollway Authority RB Federal Grant Revenue
Series A
4.00%, 06/01/16		$120	$126,896
Georgia State Road & Tollway Authority RB Highway Revenue Tolls
5.00%, 06/01/16	(NPFGC)	660	710,384
Gwinnett County Water & Sewerage Authority RB Water Revenue
4.25%, 08/01/16	(GTD)	100	107,112
Metropolitan Atlanta Rapid Transit Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/16	(AMBAC)	170	183,520
5.00%, 07/01/16	(NPFGC-FGIC)	125	134,941
State of Georgia GO
Series A
5.00%, 07/01/16		130	140,602
Series B
5.00%, 07/01/16		150	162,233
5.75%, 08/01/16		110	120,882
Series E
5.00%, 08/01/16		785	851,898
Series E-1
4.00%, 07/01/16		230	244,738

			3,784,427
HAWAII — 1.29%
City & County of Honolulu GO
Series A
5.25%, 07/01/16	(AGM)	190	206,289
Series B
2.00%, 08/01/16		100	103,023
5.00%, 08/01/16		100	108,509
City & County of Honolulu RB Wastewater Revenue
Series A
4.00%, 07/01/16		200	212,490
4.25%, 07/01/16	(NPFGC)	100	106,681
5.00%, 07/01/16	(NPFGC)	100	107,989
County of Hawaii GO
Series A
5.00%, 07/15/16	(AGC)	100	108,157

34	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2016 AMT-FREE MUNI BOND ETF

September 30, 2014

Security		Principal (000s)	Value

State of Hawaii GO
Series EK
3.00%, 08/01/16		$100	$104,833
Series DN
5.00%, 08/01/16		400	434,188
University of Hawaii System Board of Regents RB College & University Revenue
Series A
4.00%, 07/15/16	(NPFGC)	150	159,393

			1,651,552
IDAHO — 0.11%
Ada & Boise Counties Independent School District Boise City GO
5.00%, 08/01/16	(NPFGC)	125	135,636

			135,636
ILLINOIS — 5.09%
Chicago Transit Authority RB Transit Revenue
5.00%, 06/01/16	(AGM)	100	106,840
Illinois Finance Authority RB College & University Revenue
Series B
5.00%, 07/01/16	(ETM)	55	59,445
5.00%, 07/01/16		265	285,977
Illinois State Toll Highway Authority RB Highway Revenue Tolls
Series A-1
5.00%, 01/01/26	(PR 07/01/16) (AGM)	465	502,832
Series A-2
5.00%, 01/01/27	(PR 07/01/16) (AGM)	150	162,204
5.00%, 01/01/28	(PR 07/01/16) (AGM)	550	594,748
5.00%, 01/01/31	(PR 07/01/16) (AGM)	1,080	1,167,869
Metropolitan Pier & Exposition Authority RB Miscellaneous Taxes
Series A
0.00%, 06/15/16	(NPFGC-FGIC)	205	201,187
5.50%, 06/15/16	(FGIC)	100	108,663

Security		Principal (000s)	Value

Regional Transportation Authority RB Sales Tax Revenue
5.75%, 06/01/16	(AGM)	$245	$266,908
Series A
5.75%, 07/01/16	(NPFGC)	65	71,079
State of Illinois GO
5.00%, 08/01/16		985	1,053,655
Series A
5.00%, 06/01/16		220	234,144
State of Illinois RB Federal Grant Revenue
Series A
5.00%, 06/15/16		620	668,943
State of Illinois RB Sales Tax Revenue
3.00%, 06/15/16		100	104,334
4.00%, 06/15/16		340	360,512
5.00%, 06/15/16		340	366,292
5.00%, 06/15/16	(NPFGC)	100	107,733
Series B
4.50%, 06/15/16		100	106,883

			6,530,248
INDIANA — 0.39%
Indiana University RB College & University Revenue
Series 2008A
3.50%, 06/01/16		100	105,278
Series S
3.50%, 08/01/16		175	185,090
Indianapolis Local Public Improvement Bond Bank RB Miscellaneous Revenue
Series A
5.50%, 07/01/16	(NPFGC)	100	108,328
Purdue University Trustees RB College & University Revenue
Series Y
4.50%, 07/01/16		100	107,190

			505,886
IOWA — 0.67%
City of Des Moines GO
Series H
5.00%, 06/01/16		200	215,618

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2016 AMT-FREE MUNI BOND ETF

September 30, 2014

Security		Principal (000s)	Value

City of West Des Moines GO
Series A
4.00%, 06/01/16		$100	$106,047
Iowa City Community School District GO
Series B
3.00%, 06/01/16		100	104,384
Iowa Finance Authority RB Miscellaneous Revenue
5.00%, 08/01/16		300	325,449
State of Iowa RB Miscellaneous Revenue
Series A
3.00%, 06/01/16		100	104,447

			855,945
KENTUCKY — 0.17%
Kentucky State Property & Buildings Commission RB General Fund
Series A
3.50%, 08/01/16		100	105,586
Kentucky Turnpike Authority RB Lease Renewal
Series A
5.00%, 07/01/16		100	108,063

			213,649
LOUISIANA — 0.55%
City of Shreveport GO
5.00%, 08/01/16		150	161,740
Louisiana State Citizens Property Insurance Corp. RB Miscellaneous Revenue
Series B
5.00%, 06/01/16	(AMBAC)	100	107,297
State of Louisiana GO
Series A
5.00%, 08/01/16		100	108,567
Series C
5.00%, 07/15/16		300	325,101

			702,705
MARYLAND — 4.05%
County of Baltimore GO
5.00%, 09/01/17	(PR 09/01/16)	100	108,940

Security		Principal (000s)	Value

County of Calvert GO
3.00%, 07/15/16		$100	$104,739
County of Frederick GO
Series B
4.00%, 08/01/16		225	239,888
County of Howard GO
Series B
5.00%, 08/15/16		240	260,863
County of Montgomery GO
Series A
5.00%, 07/01/16		400	432,620
County of Montgomery GOL
Series A
5.00%, 08/01/16		100	108,522
Maryland State Department of Transportation RB Income Tax Revenue
5.00%, 06/01/16		100	107,794
Maryland State Transportation Authority RB Highway Revenue Tolls
4.00%, 07/01/16	(AGM)	150	159,504
Series A
3.00%, 07/01/16		100	104,590
Maryland State Transportation Authority RB Transit Revenue
Series A
5.00%, 07/01/16		300	324,243
State of Maryland GO
First Series C
4.00%, 08/15/16		300	320,475
Second Series
5.00%, 08/01/16		1,210	1,313,116
5.00%, 08/01/19	(PR 08/01/16)	100	108,547
Second Series A
5.00%, 08/01/16		150	162,783
Second Series E
5.00%, 08/01/16		175	189,914
Series A
2.00%, 08/01/16		100	103,035
Series B
5.00%, 08/01/16		150	162,783

36	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2016 AMT-FREE MUNI BOND ETF

September 30, 2014

Security		Principal (000s)	Value

Washington Suburban Sanitary District GO
4.25%, 06/01/16		$100	$106,546
5.00%, 06/01/16		625	673,713
Series A
4.00%, 06/01/16		100	106,130

			5,198,745
MASSACHUSETTS — 7.02%
City of Boston GO
Series C
5.00%, 08/01/16		175	189,914
Commonwealth of Massachusetts GO
Series D
4.75%, 08/01/25	(PR 08/01/16)	500	540,450
5.00%, 08/01/21	(PR 08/01/16)	675	732,692
5.00%, 08/01/22	(PR 08/01/16)	110	119,402
Commonwealth of Massachusetts GOL
Series A
5.00%, 08/01/16		730	792,232
Series B
4.00%, 06/01/16		75	79,592
5.00%, 08/01/16		700	759,675
Series D
5.00%, 08/01/16		445	482,936
Commonwealth of Massachusetts RB Fuel Sales Tax Revenue
Series A
5.50%, 06/01/16		200	217,070
5.50%, 06/01/16	(NPFGC-FGIC)	200	217,070
Massachusetts Bay Transportation Authority RB Miscellaneous Revenue
Series A
5.00%, 07/01/16		750	811,432
Massachusetts Bay Transportation Authority RB Sales Tax Revenue
Series C
5.25%, 07/01/16		360	391,194
5.50%, 07/01/16		595	649,124

Security		Principal (000s)	Value

Massachusetts Health & Educational Facilities Authority RB College & University Revenue
Series O
5.00%, 07/01/16		$470	$508,672
Massachusetts Municipal Wholesale Electric Co. RB Nuclear Revenue
Series A
4.00%, 07/01/16		100	106,172
Massachusetts Port Authority RB Port Airport & Marina Revenue
Series D
5.50%, 07/01/16	(AGM)	165	179,561
Massachusetts School Building Authority RB Sales Tax Revenue
Series A
4.00%, 08/15/16	(AMBAC)	145	154,938
Massachusetts Water Pollution Abatement Trust RB Federal Grant Revenue
Series A
5.00%, 08/01/16		195	211,618
Massachusetts Water Pollution Abatement Trust RB Water Revenue
Series 12
4.00%, 08/01/16		280	298,740
5.00%, 08/01/16		250	271,305
Series 15A
5.00%, 08/01/16		100	108,522
Series A
5.25%, 08/01/16		250	272,448
Massachusetts Water Resources Authority RB General Revenue
Series A
5.00%, 08/01/31	(PR 08/01/16) (AMBAC)	500	542,735
Series J
5.25%, 08/01/16	(AGM)	240	261,612
Massachusetts Water Resources Authority RB Water Revenue
Series B
5.50%, 08/01/16	(AGM)	100	109,423

			9,008,529

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2016 AMT-FREE MUNI BOND ETF

September 30, 2014

Security		Principal (000s)	Value

MICHIGAN — 0.49%
Michigan Finance Authority RB Miscellaneous Revenue
Series A
5.00%, 07/01/16		$575	$621,995

			621,995
MINNESOTA — 1.47%
State of Minnesota GO
5.00%, 06/01/16		250	269,485
5.00%, 08/01/16		100	108,522
Series A
5.00%, 08/01/16		500	542,610
Series D
4.00%, 08/01/16		135	144,036
5.00%, 08/01/16		270	293,009
Series E
5.00%, 08/01/16		100	108,522
Series F
4.00%, 08/01/16		395	421,437

			1,887,621
MISSISSIPPI — 0.08%
Mississippi Development Bank RB Miscellaneous Revenue
Series A
5.00%, 07/01/16	(AMBAC)	100	106,949

			106,949
MISSOURI — 0.34%
City of Springfield RB Electric Power & Light Revenues
5.00%, 08/01/16	(NPFGC-FGIC)	100	108,201
Missouri State Environmental Improvement & Energy Resources Authority RB Water Revenue
5.00%, 07/01/16		300	324,519

			432,720
MONTANA — 0.23%
Montana State Department of Transportation RB Federal Grant Revenue
4.00%, 06/01/16		250	265,168

Security		Principal (000s)	Value

State of Montana GO
Series G
4.00%, 08/01/16		$25	$26,673

			291,841
NEBRASKA — 0.31%
Omaha Metropolitan Utilities District RB Water Revenue
Series B
4.00%, 06/01/16	(NPFGC)	150	158,708
University of Nebraska Facilities Corp. RB College & University Revenue
5.00%, 07/15/16	(AMBAC)	225	243,783

			402,491
NEVADA — 1.15%
Clark County School District GOL
Series B
4.50%, 06/15/16	(AMBAC)	100	106,972
Series C
5.00%, 06/15/16		115	123,996
5.00%, 06/15/16	(NPFGC)	100	107,823
Clark County Water Reclamation District GOL
Series A
5.00%, 07/01/16		150	161,764
County of Clark RB Fuel Sales Tax Revenue
5.00%, 07/01/16	(AMBAC)	300	323,967
County of Clark RB Port Airport & Marina Revenue
Series A
5.00%, 07/01/16		125	134,804
Series D
5.00%, 07/01/16		100	107,897
Series F
5.00%, 07/01/16		150	161,765
State of Nevada GOL
5.00%, 06/01/16		225	242,307

			1,471,295
NEW HAMPSHIRE — 0.68%
City of Nashua GO
5.00%, 07/15/16	(NPFGC)	100	108,273

38	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2016 AMT-FREE MUNI BOND ETF

September 30, 2014

Security		Principal (000s)	Value

New Hampshire Municipal Bond Bank RB Miscellaneous Revenue
Series A
5.00%, 08/15/16		$365	$396,510
State of New Hampshire GO
Series A
3.00%, 07/01/16		100	104,626
5.00%, 06/01/17	(PR 06/01/16) (NPFGC)	145	156,310
Series B
4.00%, 06/01/16		100	106,096

			871,815
NEW JERSEY — 2.47%
New Jersey Building Authority RB Lease Appropriation
Series A
5.00%, 06/15/16		250	267,908
5.00%, 06/15/16	(AGM)	225	241,911
New Jersey Educational Facilities Authority RB College & University Revenue
Series B
5.00%, 07/01/16		100	108,228
Series D
5.00%, 07/01/16	(AGM)	100	107,659
Series E
5.00%, 07/01/16		100	108,228
New Jersey Transportation Trust Fund Authority RB Appropriations
Series AA
4.00%, 06/15/16		270	284,348
5.00%, 06/15/16		285	304,967
New Jersey Transportation Trust Fund Authority RB Highway Revenue Tolls
Series A
5.75%, 06/15/16		100	108,309
New Jersey Transportation Trust Fund Authority RB Miscellaneous Revenue
Series B
5.00%, 06/15/16		50	53,503

Security		Principal (000s)	Value

State of New Jersey GO
5.00%, 06/01/16		$370	$397,361
Series H
5.25%, 07/01/16		105	113,576
5.25%, 07/01/16	(NPFGC)	100	108,168
Series L
5.25%, 07/15/16	(AMBAC)	520	563,358
Series M
5.50%, 07/15/16	(AMBAC)	125	135,979
Series O
5.00%, 08/01/16		100	108,076
Series Q
4.00%, 08/15/16		150	159,560

			3,171,139
NEW MEXICO — 1.79%
Albuquerque Bernalillo County Water Utility Authority RB Water Revenue
Series A
5.25%, 07/01/16	(AMBAC)	100	108,573
Albuquerque Municipal School District No. 12 GO
4.00%, 08/01/16	(SAW)	100	106,680
Series B
5.00%, 08/01/16	(SAW)	150	162,764
City of Albuquerque GO
Series A
3.00%, 07/01/16		100	104,680
4.00%, 07/01/16		105	111,748
Series B
4.50%, 07/01/16	(NPFGC)	100	107,300
City of Albuquerque RB Miscellaneous Taxes
Series B
5.00%, 07/01/16		200	216,272
New Mexico Finance Authority RB Miscellaneous Taxes
4.00%, 06/15/16		410	435,522
Santa Fe Public School District GO
3.00%, 08/01/16	(SAW)	200	209,478
4.00%, 08/01/16	(SAW)	100	106,598
State of New Mexico RB Miscellaneous Taxes
Series A
5.00%, 07/01/16		285	308,188

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2016 AMT-FREE MUNI BOND ETF

September 30, 2014

Security		Principal (000s)	Value

Series B
5.00%, 07/01/16		$300	$324,189

			2,301,992
NEW YORK — 10.22%
City of New York GO
Series A
3.00%, 08/01/16		220	230,562
Series A-1
4.00%, 08/15/16		125	133,446
5.00%, 08/01/16		265	287,411
5.00%, 08/15/16		300	325,872
Series B
4.00%, 08/01/16		1,690	1,802,030
5.00%, 08/01/16		315	341,640
Series C
5.00%, 08/01/16		175	189,800
5.25%, 08/01/16		100	108,914
Series D
5.00%, 08/01/16		100	108,457
Series E
5.00%, 08/01/16		500	542,285
Series F
3.00%, 08/01/16		225	235,802
5.00%, 08/01/16		260	281,988
Series G
5.00%, 08/01/16		250	271,143
5.25%, 08/01/16		200	217,828
Series I
3.00%, 08/01/16		200	209,602
5.00%, 08/01/16		100	108,457
Series J
5.00%, 08/01/16		325	352,485
Series J-1
4.00%, 08/01/16		150	159,944
5.00%, 08/01/16		440	477,211
County of Westchester GO
Series B
3.00%, 06/01/16		100	104,467
Long Island Power Authority RB Electric Power & Light Revenues
0.00%, 06/01/16	(AGM)	165	163,127

Security		Principal (000s)	Value

Metropolitan Transportation Authority RB Miscellaneous Revenue
Series A
5.75%, 07/01/16	(SAP)	$300	$328,227
New York City Municipal Water Finance Authority RB Water Revenue
Series AA
5.00%, 06/15/16		210	226,420
Series BB
4.00%, 06/15/16		100	106,172
Series EE
3.00%, 06/15/16		120	125,365
5.00%, 06/15/16		135	145,789
Series FF
5.00%, 06/15/16		265	285,720
Series GG
5.00%, 06/15/16		100	107,819
New York City Transitional Finance Authority RB Income Tax Revenue
Series A
5.00%, 08/01/16		165	179,114
Series C-1
3.00%, 08/01/16		200	209,790
4.00%, 08/01/16		100	106,725
Series S-1
5.00%, 07/15/16	(SAW)	250	270,152
New York City Transitional Finance Authority RB Miscellaneous Revenue
Series S-1
4.00%, 07/15/16	(NPFGC-FGIC)	105	111,593
5.00%, 07/15/16	(SAW)	250	270,153
New York City Transitional Finance Authority RB Sales Tax Revenue
Series A-3
5.00%, 08/01/16		100	108,554
New York State Dormitory Authority RB College & University Revenue
5.00%, 07/01/16		575	619,252
Series A
4.00%, 07/01/16		100	105,955
5.00%, 07/01/16		95	102,590
5.00%, 07/01/16	(GOI)	140	151,442

40	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2016 AMT-FREE MUNI BOND ETF

September 30, 2014

Security		Principal (000s)	Value

Series B
5.00%, 07/01/16		$250	$270,387
New York State Dormitory Authority RB Income Tax Revenue
Series D
4.00%, 06/15/16		125	132,738
5.00%, 06/15/16		200	215,782
Series E
5.00%, 08/15/16		200	217,208
New York State Dormitory Authority RB Miscellaneous Revenue
5.00%, 07/01/16	(SAP)	100	107,989
5.00%, 08/01/16		100	108,342
New York State Environmental Facilities Corp. RB Water Revenue
3.00%, 06/15/16		150	156,890
5.00%, 06/15/16		100	108,067
Series A
5.00%, 06/15/16		590	637,595
5.50%, 06/15/16		100	108,919
Series C
4.00%, 06/15/16		150	159,444
North Syracuse Central School District GO
Series B
3.00%, 06/15/16	(SAW)	100	103,947
Port Authority of New York & New Jersey RB Port Airport & Marina Revenue
5.00%, 08/15/16	(AGM)	425	462,047
Smithtown Central School District GO
4.00%, 08/01/16	(SAW)	100	106,325

			13,108,983
NORTH CAROLINA — 2.29%
Cape Fear Public Utility Authority RB Water Revenue
5.00%, 08/01/16		200	216,888
City of Charlotte GO
5.00%, 08/01/16		295	320,140
Series B
5.00%, 06/01/16		250	269,485

Security		Principal (000s)	Value

City of Charlotte RB Water & Sewer Revenue
Series A
5.00%, 07/01/16		$275	$297,223
County of Davidson GO
5.00%, 06/01/16	(AGM)	125	134,659
County of Durham COP Lease Appropriation
Series A
4.00%, 06/01/16		100	105,989
County of Forsyth GO
3.50%, 08/01/16		100	105,779
4.00%, 07/01/16		150	159,612
County of Mecklenburg GO
Series A
3.00%, 08/01/16		150	157,296
4.00%, 08/01/16		115	122,697
5.00%, 08/01/16		150	162,783
State of North Carolina GO
Series A
5.00%, 09/01/16		150	163,330
5.00%, 06/01/20	(PR 06/01/16)	170	183,345
5.25%, 06/01/16		350	378,735
Series B
5.00%, 06/01/16		150	161,691

			2,939,652
OHIO — 2.18%
City of Columbus GO
Series 2012-3
5.00%, 08/15/16		125	135,866
Series A
4.00%, 07/01/16		100	106,390
5.00%, 08/15/16		100	108,693
City of Columbus GOL
4.00%, 08/15/16		250	267,063
Ohio State Water Development Authority RB Miscellaneous Revenue
Series B-1
4.00%, 06/01/16		200	212,394
Ohio State Water Development Authority RB Water Revenue
5.00%, 06/01/16		100	107,861

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2016 AMT-FREE MUNI BOND ETF

September 30, 2014

Security		Principal (000s)	Value

Series A
5.00%, 06/01/16		$350	$377,332
State of Ohio GO
5.00%, 08/01/16		200	216,864
Series A
5.00%, 06/15/16		160	172,595
5.00%, 06/15/18	(PR 06/15/16)	185	199,885
Series C
5.00%, 08/01/16		525	569,422
State of Ohio RB Highway Revenue Tolls
Series 2008-1
5.00%, 06/15/16		300	323,196

			2,797,561
OKLAHOMA — 1.09%
City of Tulsa GO
Series A
4.00%, 06/01/16		100	106,024
Grand River Dam Authority RB Electric Power & Light Revenues
Series A
4.00%, 06/01/16	(BHAC)	100	105,937
5.00%, 06/01/16	(BHAC)	55	59,179
Oklahoma Capital Improvement Authority RB Appropriations
Series A
2.00%, 07/01/16		105	107,987
Oklahoma Capital Improvement Authority RB Lease Appropriation
Series A
5.00%, 07/01/16		75	80,992
Oklahoma Capital Improvement Authority RB Miscellaneous Revenue
Series A
4.00%, 07/01/16		250	265,205
Oklahoma County Independent School District No. 89 GO
2.00%, 07/01/16		250	257,023
State of Oklahoma GO
Series A
2.50%, 07/15/16		200	207,734

Security		Principal (000s)	Value

Tulsa County Independent School District No. 3 Broken Arrow GO
2.00%, 06/01/16		$200	$205,306

			1,395,387
OREGON — 0.56%
City of Portland RB Sewer Revenue
Series A
5.00%, 08/01/16		100	108,509
Clackamas County School District No. 12 North Clackamas GO
5.00%, 06/15/16	(AGM, GTD)	100	107,943
State of Oregon GO
Series A
4.00%, 08/01/16		165	176,012
5.00%, 08/01/16		100	108,502
Washington & Multnomah Counties School District No. 48J Beaverton GO
5.00%, 06/01/16	(AGM)	200	215,418

			716,384
PENNSYLVANIA — 3.65%
City of Philadelphia GO
5.00%, 08/01/16	(CIFG)	100	108,149
City of Philadelphia RB Port Airport & Marina Revenue
Series A
4.00%, 06/15/16		125	131,968
City of Philadelphia RB Water & Wastewater Revenue
Series A
5.00%, 06/15/16		140	151,026
5.00%, 08/01/16	(AMBAC)	175	189,739
Series C
5.00%, 08/01/16	(AGM)	250	271,103
Commonwealth of Pennsylvania GO
Second Series
5.00%, 07/01/16		200	216,126
Series A
5.00%, 07/15/16		200	216,470
Third Series
5.38%, 07/01/16	(NPFGC)	985	1,070,862
County of Chester GO
Series C
4.00%, 07/15/16		160	170,406

42	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2016 AMT-FREE MUNI BOND ETF

September 30, 2014

Security		Principal (000s)	Value

Pennsylvania Economic Development Financing Authority RB Miscellaneous Revenue
Series A
4.00%, 07/01/16		$595	$633,241
5.00%, 07/01/16		465	503,004
Pennsylvania Higher Educational Facilities Authority RB College & University Revenue
Series AG
5.00%, 06/15/16		90	97,020
Series AL
5.00%, 06/15/16		125	134,705
Pennsylvania Intergovernmental Cooperation Authority RB Special Tax Revenue
5.00%, 06/15/16		430	463,553
Pennsylvania State University RB College & University Revenue
5.25%, 08/15/16		100	109,051
Pennsylvania Turnpike Commission RB Highway Revenue Tolls
Series C
5.00%, 06/01/16	(AGM)	200	214,948

			4,681,371
RHODE ISLAND — 0.26%
Rhode Island Economic Development Corp. SO Grant Anticipation
5.00%, 06/15/16	(NPFGC-FGIC)	125	134,087
State of Rhode Island GO
Series A
5.00%, 08/01/16	(AMBAC)	180	195,304

			329,391
SOUTH CAROLINA — 0.31%
County of Berkeley RB Multiple Utility Revenue
4.00%, 06/01/16		50	53,021
State of South Carolina GO
Series A
4.00%, 06/01/16		325	344,922

			397,943

Security		Principal (000s)	Value

SOUTH DAKOTA — 0.08%
Sioux Falls School District No. 49-5 GO
Series B
5.00%, 07/01/16		$100	$108,081

			108,081
TENNESSEE — 1.15%
Metropolitan Government of Nashville & Davidson County GO
5.00%, 07/01/16		225	243,389
Series B
4.00%, 08/01/16		125	133,398
5.00%, 08/01/21	(PR 08/01/16)	420	455,818
Series D
5.00%, 07/01/16		200	216,346
Metropolitan Government of Nashville & Davidson County RB Water & Sewer Revenue
Series A
5.00%, 07/01/16		150	161,845
State of Tennessee GO
Series A
4.00%, 08/01/16		250	266,732

			1,477,528
TEXAS — 7.66%
Alamo Community College District GOL
5.63%, 08/15/16	(NPFGC-FGIC)	100	109,850
Austin Independent School District GO
5.00%, 08/01/16		100	108,547
5.00%, 08/01/16	(PSF)	325	352,540
Series A
4.00%, 08/01/16	(NPFGC)	100	106,718
City of Corpus Christi RB Multiple Utility Revenue
5.00%, 07/15/16	(AGM)	85	91,980
5.25%, 07/15/16	(AGM)	260	282,511
City of El Paso GOL
Series A
5.00%, 08/15/16		150	162,656

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2016 AMT-FREE MUNI BOND ETF

September 30, 2014

Security		Principal (000s)	Value

City of Irving RB Waterworks & Sewer Revenue
5.00%, 08/15/16		$115	$124,895
City of San Antonio GOL
5.00%, 08/01/16		100	108,547
County of Bexar GOL
4.00%, 06/15/16		100	106,103
County of Dallas GOL
5.00%, 08/15/16		100	108,510
County of Harris GO
Series C
5.00%, 08/15/16		100	108,781
County of Harris GOL
Series C
4.00%, 08/15/16		150	160,223
County of Harris RB Highway Revenue Tolls
Series A
5.00%, 08/15/16	(NPFGC)	350	379,767
County of Tarrant GOL
5.00%, 07/15/16		300	325,044
Denton Independent School District GO
5.00%, 08/15/16	(PSF)	200	217,138
Eanes Independent School District GO
5.00%, 08/01/16	(PSF)	100	108,474
Edinburg Consolidated Independent School District GO
Series A
5.00%, 08/15/16	(AGM)	150	162,854
Fort Bend Independent School District GO
5.00%, 08/15/16	(PSF)	320	347,674
Frisco Independent School District GO
Series A
5.25%, 08/15/16	(PSF)	100	109,115
Houston Independent School District GOL
Series A
5.00%, 08/15/16	(PSF)	275	298,782

Security		Principal (000s)	Value

Laredo Independent School District GO
5.00%, 08/01/16	(PSF)	$200	$216,948
Leander Independent School District GO
5.00%, 08/15/16	(PSF)	100	108,569
Lewisville Independent School District GO
5.00%, 08/15/16	(PSF)	245	266,188
Series A
4.00%, 08/15/16	(PSF)	125	133,476
Magnolia Independent School District GO
5.00%, 08/15/16	(PSF)	100	108,569
North East Independent School District GO
5.00%, 08/01/16	(PSF)	240	260,338
Series A
5.00%, 08/01/16	(PSF)	100	108,474
Northside Independent School District GO
Series A
5.25%, 08/15/16	(PSF)	150	163,672
Round Rock Independent School District GO
5.00%, 08/01/16		200	216,948
Series A
4.00%, 08/01/16		100	106,645
San Antonio Independent School District GO
5.00%, 08/15/16	(PSF)	125	135,810
Socorro Independent School District GO
Series A
5.00%, 08/15/16	(PSF)	150	162,972
State of Texas GO
5.00%, 08/01/16		165	179,198
Series B
5.00%, 08/01/16		200	217,210
Series C
4.00%, 08/01/16		100	106,776
Series E
5.00%, 08/01/16		100	108,605

44	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2016 AMT-FREE MUNI BOND ETF

September 30, 2014

Security		Principal (000s)	Value

Texas Public Finance Authority RB Miscellaneous Revenue
5.00%, 07/01/16		$650	$703,124
Texas Tech University Board of Regents RB College & University Revenue
Series S
3.00%, 08/15/16		100	104,871
Texas Water Development Board RB Water Revenue
Series A
5.00%, 07/15/16		620	671,578
University of Texas System Board of Regents RB College & University Revenue
5.25%, 08/15/16		100	109,239
Series A
5.00%, 08/15/16		440	478,592
Series B
4.25%, 08/15/16		100	107,370
5.00%, 08/15/24	(PR 08/15/16)	750	815,490
Series C
5.00%, 08/15/16		330	358,944

			9,830,315
UTAH — 2.26%
County of Salt Lake RB Sales Tax Revenue
Series A
5.00%, 08/15/16		100	108,683
Intermountain Power Agency RB Electric Power & Light Revenues
Series A
4.00%, 07/01/16		120	127,537
5.00%, 07/01/16		100	108,026
5.00%, 07/01/16	(AMBAC)	240	259,262
Metropolitan Water District of Salt Lake & Sandy RB Water Revenue
Series A
4.00%, 07/01/16		220	233,900
Ogden City School District GO
5.00%, 06/15/16	(GTD)	150	161,700
State of Utah GO
Series A
2.00%, 07/01/16		120	123,499

Security		Principal (000s)	Value

4.00%, 07/01/16		$200	$212,816
5.00%, 07/01/16		1,355	1,465,500
Series C
5.00%, 07/01/16		90	97,340

			2,898,263
VIRGINIA — 3.04%
City of Virginia Beach GO
4.00%, 06/01/16		330	350,229
Commonwealth of Virginia GO
5.00%, 06/01/16		150	161,691
Series B
4.00%, 06/01/16		360	382,068
5.00%, 06/01/16		70	75,456
County of Arlington GO
5.00%, 08/01/16		100	108,522
5.00%, 08/01/18	(PR 08/01/16)	200	216,902
Series C
4.00%, 08/15/16		200	213,650
Virginia Beach Development Authority RB Miscellaneous Revenue
Series A
5.00%, 07/15/16		100	108,198
Series C
5.00%, 08/01/16		200	216,786
Virginia Public Building Authority RB Miscellaneous Revenue
5.00%, 08/01/19	(PR 08/01/16)	415	449,350
Series A
5.00%, 08/01/16		100	108,425
Series B
5.00%, 08/01/16		200	216,850
5.00%, 08/01/16	(SAP)	185	200,586
Virginia Public School Authority RB Miscellaneous Revenue
Series A
3.00%, 08/01/16	(SAW)	100	104,833
5.00%, 08/01/16		200	216,980
Series B
5.00%, 08/01/16		135	146,462
Series C
5.00%, 08/01/16	(SAW)	570	618,392

			3,895,380

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2016 AMT-FREE MUNI BOND ETF

September 30, 2014

Security		Principal (000s)	Value

WASHINGTON — 4.61%
City of Seattle RB Water Revenue
Series B
4.00%, 08/01/16		$165	$176,022
Clark County School District No. 114 Evergreen GO
Series B
2.00%, 06/01/16	(GTD)	100	102,682
Energy Northwest RB Electric Power & Light Revenues
5.00%, 07/01/16		200	216,272
Series A
4.00%, 07/01/16		50	53,195
5.00%, 07/01/16		100	108,136
5.25%, 07/01/16		625	678,581
5.25%, 07/01/16	(NPFGC)	190	206,289
Series B
7.13%, 07/01/16		400	446,332
Series C
5.00%, 07/01/16		160	173,018
Series D
5.00%, 07/01/16		335	362,255
Energy Northwest RB Nuclear Revenue
Series A
5.00%, 07/01/16		175	189,238
Pierce County School District No. 400 Clover Park GO
5.00%, 06/01/26	(PR 06/01/16) (AGM, GTD)	100	107,800
Port of Seattle RB Port Airport & Marina Revenue
5.00%, 06/01/16		125	134,354
Series A
4.00%, 08/01/16		100	106,347
Snohomish County School District No. 2 Everett GO
4.38%, 06/01/16	(NPFGC)	100	106,373
Spokane County School District No. 81 Spokane GO
4.00%, 06/01/16		100	105,920
State of Washington GO
5.00%, 07/01/16		360	389,423
5.00%, 07/01/16	(AGM)	250	270,432

Security		Principal (000s)	Value

Series 2010B
5.00%, 08/01/16		$540	$586,154
Series A
5.00%, 07/01/16		450	486,778
Series B
5.00%, 07/01/16		100	108,173
5.00%, 07/01/16	(AGM)	145	156,851
Series F
4.50%, 07/01/16		250	268,250
Series R-2011C
5.00%, 07/01/16		100	108,173
State of Washington RB Appropriations
5.00%, 09/01/16		250	271,695

			5,918,743
WISCONSIN — 0.74%
State of Wisconsin RB Miscellaneous Revenue
Series A
5.00%, 07/01/16		150	162,260
State of Wisconsin RB Sewer Revenue
Series 2
5.00%, 06/01/16		100	107,774
State of Wisconsin RB Transit Revenue
Series A
5.25%, 07/01/16	(AGM)	275	298,677
State of Wisconsin RB Water Revenue
Series 1
5.00%, 06/01/16		150	161,661
Series 2
5.00%, 06/01/16		100	107,774
Wisconsin Department of Transportation RB Miscellaneous Revenue
Series 1
5.00%, 07/01/16		100	108,173

			946,319

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $125,527,164)			126,787,493

46	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2016 AMT-FREE MUNI BOND ETF

September 30, 2014

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 0.18%

MONEY MARKET FUNDS — 0.18%
BlackRock Liquidity Funds: MuniFund, Institutional Shares
0.02%[a,b]	227	$226,803

		226,803

TOTAL SHORT-TERM INVESTMENTS
(Cost: $226,803)		226,803

TOTAL INVESTMENTS IN SECURITIES — 99.03%
(Cost: $125,753,967)		127,014,296
Other Assets, Less Liabilities — 0.97%		1,241,168

NET ASSETS — 100.00%		$128,255,464

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

PR  —  Prerefunded

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAP  —  Subject to Appropriations

SAW  —  State Aid Withholding

SO  —  Special Obligation

ST  —  Special Tax

Insured by:

AGC  —  Assured Guaranty Corp.

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Assurance Corp.

BHAC  —  Berkshire Hathaway Assurance Corp.

CIFG  —  CDC Assurance N.A. Inc.

FGIC  —  Financial Guaranty Insurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

SGI  —  Syncora Guarantee Inc.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited)

iSHARES® iBONDS® SEP 2017 AMT-FREE MUNI BOND ETF

September 30, 2014

Security		Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 98.76%

ALABAMA — 0.42%
Alabama Water Pollution Control Authority RB Sewer Revenue
Series B
2.50%, 08/15/17		$150	$156,341
City of Huntsville GO
Series A
4.00%, 09/01/17		200	219,382
State of Alabama GO
Series A
4.00%, 06/01/17		225	245,551

			621,274
ALASKA — 0.85%
Borough of North Slope GO
Series A
4.00%, 06/30/17		125	136,110
5.00%, 06/30/17	(NPFGC)	315	351,556
City of Anchorage GO
Series A
4.25%, 08/01/17		100	110,287
State of Alaska GO
Series A
5.00%, 08/01/17		570	640,640

			1,238,593
ARIZONA — 4.63%
Arizona State University Board of Regents RB College & University Revenue
Series A
4.00%, 07/01/17		130	141,712
Arizona Transportation Board RB Federal Grant Revenue
Series A
4.00%, 07/01/17		150	163,644
Arizona Transportation Board RB Miscellaneous Taxes
5.00%, 07/01/17		160	179,003
Arizona Transportation Board RB Sales Tax Revenue
5.00%, 07/01/17		450	503,447
City of Chandler GO
3.00%, 07/01/17		100	106,344

Security		Principal (000s)	Value

City of Glendale GOL
4.00%, 07/01/17		$100	$107,164
City of Glendale RB Sales Tax Revenue
5.00%, 07/01/17	(NPFGC)	100	110,948
City of Glendale RB Sewer Revenue
5.00%, 07/01/17	(NPFGC)	100	111,266
City of Mesa RB Fuel Sales Tax Revenue
5.00%, 07/01/17		100	111,877
City of Mesa RB Multiple Utility Revenue
4.00%, 07/01/17	(AGM)	100	109,067
5.25%, 07/01/17	(NPFGC-FGIC)	195	219,686
City of Phoenix GO
Series A
5.00%, 07/01/17		390	436,550
City of Scottsdale RB Water & Sewer Revenue
5.00%, 07/01/17		100	111,790
City of Tempe GO
Series C
5.00%, 07/01/17		250	279,840
City of Tempe RB Sales Tax Revenue
5.00%, 07/01/17		240	267,876
County of Pima GO
4.00%, 07/01/17	(AGM)	100	109,096
County of Pima RB Sewer Revenue
4.50%, 07/01/17	(AGM)	165	182,350
5.00%, 07/01/17	(AGM)	195	218,160
Maricopa County Community College District GO
4.00%, 07/01/17		350	382,238
Series C
5.00%, 07/01/17		290	324,614
Maricopa County Unified School District No. 11 Peoria GO
3.00%, 07/01/17		100	106,118
Maricopa County Unified School District No. 210 Phoenix GO
5.00%, 07/01/17	(NPFGC)	280	313,256
Maricopa County Unified School District No. 4 Mesa GO
Series C
4.00%, 07/01/17		170	185,560

48	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 AMT-FREE MUNI BOND ETF

September 30, 2014

Security	Principal (000s)	Value

Phoenix Civic Improvement Corp. RB Port Airport & Marina Revenue
Series A
5.00%, 07/01/17	$165	$183,973
Series C
5.00%, 07/01/17	210	234,574
Phoenix Civic Improvement Corp. RB Sales Tax Revenue
5.00%, 07/01/17	250	279,635
Phoenix Civic Improvement Corp. RB Water Revenue
5.00%, 07/01/17	100	111,936
5.50%, 07/01/17	325	368,219
Series B
5.00%, 07/01/17	325	363,792
Regional Public Transportation Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/17	100	111,936
Scottsdale Preserve Authority RB Sales Tax Revenue
5.00%, 07/01/17	200	223,754
Town of Gilbert GO
5.00%, 07/01/17	100	111,819

		6,771,244
ARKANSAS — 0.08%
State of Arkansas GO
Series A
5.00%, 06/01/17	100	111,770

		111,770
CALIFORNIA — 11.35%
Berkeley Unified School District GO
4.00%, 08/01/17	150	164,281
California State Public Works Board RB Lease Abatement
Series C
5.00%, 06/01/17	395	441,100
Series I
5.00%, 06/01/17	175	195,424
City & County of San Francisco GO
Series R1
5.00%, 06/15/17	150	168,172

Security		Principal (000s)	Value

City of Cupertino COP Lease Abatement
2.00%, 07/01/17		$100	$104,235
City of Los Angeles RB Wastewater System Revenue
Series A
4.00%, 06/01/17		455	496,751
City of Pasadena RB Electric Power & Light Revenues
4.00%, 08/01/17		105	115,121
Series A
3.00%, 06/01/17		125	132,818
City of Sacramento RB Water Revenue
5.00%, 09/01/17		500	563,770
County of Orange RB Port Airport & Marina Revenue
Series B
5.00%, 07/01/17		150	168,034
County of Sacramento RB Port Airport & Marina Revenue
Series D
3.75%, 07/01/17	(AGM)	380	410,134
East Side Union High School District GO
Series B
4.00%, 08/01/17	(AGM)	200	218,814
Escondido Union School District GO
Series B
5.00%, 08/01/17	(NPFGC-FGIC)	160	179,115
Evergreen Elementary School District GO
Series A
6.00%, 08/01/17	(AGM)	100	114,891
Fullerton School District GO
4.00%, 08/01/17		145	158,977
Long Beach Unified School District GO
Series A
5.00%, 08/01/17		110	123,429
Los Angeles Community College District GO
Series F
5.00%, 08/01/17		75	84,337

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 AMT-FREE MUNI BOND ETF

September 30, 2014

Security		Principal (000s)	Value

Los Angeles Convention & Exhibition Center Authority RB Lease Abatement
Series A
5.00%, 08/15/17		$200	$224,208
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/17		220	247,353
Series B
5.00%, 07/01/17		805	904,910
Los Angeles Department of Water & Power RB Electric Power & Light Revenues
Series A
4.13%, 07/01/17		275	302,219
5.00%, 07/01/17		635	713,022
Series A-1
5.00%, 07/01/17	(AMBAC)	270	303,175
Los Angeles Department of Water & Power RB Water Revenue
Series A
4.00%, 07/01/17		100	109,556
Los Angeles Unified School District GO
Series A-1
4.00%, 07/01/17		570	623,648
5.50%, 07/01/17	(FGIC)	135	153,230
Series B
4.00%, 07/01/17	(AMBAC)	150	164,118
Series C
2.00%, 07/01/17		500	519,780
Series I
5.00%, 07/01/17		100	112,140
Series KRY
4.00%, 07/01/17		100	109,412
5.00%, 07/01/17		145	162,603
Series KY
5.00%, 07/01/17		320	358,848
M-S-R Public Power Agency RB Electric Power & Light Revenues
Series L
5.00%, 07/01/17	(AGM)	100	111,470

Security		Principal (000s)	Value

Metropolitan Water District of Southern California RB Water Revenue
Series C
4.00%, 07/01/17		$100	$109,153
Mount San Antonio Community College District GO
0.00%, 08/01/17	(ETM) (NPFGC)	100	98,426
Northern California Power Agency RB Electric Power & Light Revenues
Series A
3.00%, 06/01/17		150	159,834
5.00%, 06/01/17		100	111,879
Orange County Public Financing Authority RB Lease Abatement
5.00%, 06/01/17	(NPFGC)	225	250,519
Sacramento Municipal Utility District RB Electric Power & Light Revenues
Series U
3.63%, 08/15/17	(AGM)	220	239,092
5.00%, 08/15/17	(AGM)	430	484,146
San Diego County Regional Airport Authority RB Port Airport & Marina Revenue
Series A
5.00%, 07/01/17		200	222,998
San Diego Public Facilities Financing Authority RB Water Revenue
Series A
5.00%, 08/01/17		285	320,480
San Diego Unified School District GO
Series D-1
5.50%, 07/01/17	(NPFGC)	355	401,686
San Francisco Bay Area Rapid Transit District GO
Series C
3.00%, 08/01/17		225	240,577
San Francisco Bay Area Rapid Transit District RB Sales Tax Revenue
Series A
4.00%, 07/01/17		100	109,499

50	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 AMT-FREE MUNI BOND ETF

September 30, 2014

Security		Principal (000s)	Value

San Francisco Unified School District GO
Series A
5.00%, 06/15/17		$230	$257,731
San Juan Unified School District GO
Series B
2.00%, 08/01/17		150	155,601
San Mateo County Transportation Authority RB Sales Tax Revenue
Series A
5.25%, 06/01/17	(NPFGC)	130	146,045
Santa Clara Unified School District GO
5.00%, 07/01/17		200	224,280
Santa Monica Community College District GO
5.00%, 08/01/17		245	275,500
Santa Monica-Malibu Unified School District GO
5.25%, 08/01/17		100	113,379
Southern California Public Power Authority RB Electric Power & Light Revenues
5.00%, 07/01/17		440	493,416
Series A
5.00%, 07/01/17		220	246,708
Southwestern Community College District GO
Series B
5.25%, 08/01/17	(NPFGC-FGIC)	220	248,932
State of California GO
4.00%, 09/01/17		120	131,824
4.20%, 06/01/17	(SGI)	100	109,719
5.00%, 06/01/17	(SGI)	805	900,054
Series A
4.25%, 07/01/17		380	418,688
5.00%, 07/01/17		935	1,049,061
West Contra Costa Unified School District GO
5.00%, 08/01/17	(AGM)	100	112,273

			16,590,595

Security		Principal (000s)	Value

COLORADO — 0.61%
City & County of Denver GO
Series A
5.00%, 08/01/17		$200	$224,786
County of Boulder RB Sales Tax Revenue
5.00%, 07/15/17		50	56,028
Regional Transportation District COP Lease Renewal
Series A
5.00%, 06/01/17		300	333,912
University of Colorado Regents RB College & University Revenue
Series B
4.00%, 06/01/17		125	136,207
5.00%, 06/01/17		130	145,093

			896,026
CONNECTICUT — 1.56%
City of Danbury GO
Series B
5.00%, 07/01/17		265	296,397
City of Hartford GO
Series A
5.25%, 08/15/17	(ETM) (AMBAC)	95	107,500
5.25%, 08/15/17	(AMBAC)	5	5,661
City of Stamford GO
Series B
5.00%, 07/01/17		300	336,246
State of Connecticut GO
Series B
5.25%, 06/01/17	(AMBAC)	200	224,286
Series C
5.00%, 06/01/17		630	702,343
5.00%, 06/15/17		100	111,626
Series E
4.00%, 08/15/17		50	54,693
State of Connecticut ST Miscellaneous Taxes
Series A
4.00%, 08/01/17	(AMBAC)	100	109,328
Series B
5.25%, 07/01/17	(AMBAC)	265	298,125

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 AMT-FREE MUNI BOND ETF

September 30, 2014

Security		Principal (000s)	Value

University of Connecticut RB College & University Revenue
Series A
4.00%, 08/15/17		$25	$27,359

			2,273,564
DELAWARE — 1.09%
City of Wilmington GO
Series A
5.00%, 06/01/17	(AGM)	100	111,525
County of New Castle GO
Series A
5.00%, 07/15/17		200	224,576
Series B
5.00%, 07/15/17		130	145,974
Delaware Transportation Authority RB Fuel Sales Tax Revenue
5.00%, 07/01/17		190	212,899
Delaware Transportation Authority RB Transit Revenue
Series A
5.00%, 07/01/17		125	140,065
State of Delaware GO
Series A
3.00%, 07/01/17		130	138,689
5.00%, 07/01/17		280	313,992
Series B
5.00%, 07/01/17		275	308,385

			1,596,105
DISTRICT OF COLUMBIA — 0.77%
District of Columbia GO
Series B
5.00%, 06/01/17	(AMBAC)	535	596,659
Series C
5.00%, 06/01/17	(AGM)	100	111,525
Series F
5.00%, 06/01/17	(BHAC)	375	418,432

			1,126,616
FLORIDA — 4.56%
County of Miami-Dade GO
5.00%, 07/01/17		100	111,702
Series B
5.00%, 07/01/17		100	111,702

Security		Principal (000s)	Value

County of Miami-Dade RB Miscellaneous Revenue
4.50%, 08/01/17	(NPFGC-FGIC)	$100	$110,042
5.00%, 08/01/17	(NPFGC-FGIC)	275	306,457
County of Palm Beach GO
5.00%, 08/01/17		290	326,291
County of Palm Beach RB Appropriations
4.00%, 06/01/17		100	108,938
Florida State Board of Education GO
Series A
5.00%, 06/01/17		300	335,085
Florida State Board of Education RB Lottery Revenue
Series A
5.00%, 07/01/17		390	436,320
Series B
5.00%, 07/01/17		235	262,911
Series C
5.00%, 07/01/17		180	201,379
Series E
5.00%, 07/01/17		200	223,754
Florida State Department of Environmental Protection RB Miscellaneous Taxes
5.00%, 07/01/17	(AGM)	125	139,810
Series B
5.25%, 07/01/17		265	298,202
Florida State Department of Environmental Protection RB Sales Tax Revenue
Series A
3.25%, 07/01/17		180	192,748
Florida State Department of Transportation RB Highway Revenue Tolls
Series A
5.00%, 07/01/17		380	424,802
Lee County School Board COP Lease Renewal
Series B
5.00%, 08/01/17		100	112,002

52	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 AMT-FREE MUNI BOND ETF

September 30, 2014

Security		Principal (000s)	Value

Miami-Dade County School Board Foundation Inc. COP Lease Appropriation
Series A
5.00%, 08/01/17	(AMBAC)	$100	$111,717
Miami-Dade County Transit System RB Sales Surtax Revenue
4.00%, 07/01/17		115	125,130
5.00%, 07/01/17		200	223,056
5.00%, 07/01/17	(AGM)	125	139,410
Orlando-Orange County Expressway Authority RB Highway Revenue Tolls
5.00%, 07/01/17		175	195,734
State of Florida GO
5.00%, 07/01/17		165	184,790
Series A
5.00%, 06/01/17		505	564,060
5.00%, 07/01/17		285	319,183
Series B
5.00%, 06/01/17		135	150,711
Series C
5.00%, 06/01/17		270	301,576
Series D
5.00%, 06/01/17		225	251,314
5.50%, 06/01/17		180	203,431
Series E
5.00%, 06/01/17		175	195,466

			6,667,723
GEORGIA — 3.82%
County of Cobb RB Water & Sewerage Revenue
4.50%, 07/01/17		140	155,005
Forsyth County School District GO
5.00%, 06/01/17	(AGM)	300	335,340
Georgia State Road & Tollway Authority RB Federal Grant Revenue
5.00%, 06/01/17		190	211,468
Series A
4.00%, 06/01/17	(AGM)	100	108,438

Security		Principal (000s)	Value

Georgia State Road & Tollway Authority RB Miscellaneous Taxes
Series A
5.00%, 06/01/17		$460	$511,975
Gwinnett County Water & Sewerage Authority RB Water Revenue
Series A
4.00%, 08/01/17	(GTD)	200	219,052
Metropolitan Atlanta Rapid Transit Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/17	(NPFGC)	165	184,165
State of Georgia GO
Series B
5.00%, 07/01/17		100	112,082
Series D
5.00%, 07/01/17		500	560,410
Series E
5.00%, 08/01/19	(PR 08/01/17)	850	955,647
5.00%, 08/01/21	(PR 08/01/17)	600	674,574
Series I
5.00%, 07/01/17		535	599,639
Series J-1
4.00%, 07/01/17		875	956,847

			5,584,642
HAWAII — 1.40%
City & County of Honolulu GO
Series A
4.00%, 08/01/17		125	136,771
Series B
2.50%, 08/01/17		100	105,209
5.00%, 08/01/17		275	308,613
City & County of Honolulu RB Wastewater Revenue
Series A
3.25%, 07/01/17		100	106,996
4.25%, 07/01/17	(NPFGC)	150	164,579
5.00%, 07/01/17		125	139,701
State of Hawaii GO
Series DN
5.00%, 08/01/17		250	280,783
Series DQ
5.00%, 06/01/17		335	374,178

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 AMT-FREE MUNI BOND ETF

September 30, 2014

Security		Principal (000s)	Value

Series DR
5.00%, 06/01/17		$155	$173,127
State of Hawaii RB Fuel Sales Tax Revenue
5.50%, 07/01/17		220	249,256

			2,039,213
IDAHO — 0.07%
Ada & Canyon Counties Joint School District No. 2 Meridian GO
Series 2010
3.00%, 07/30/17		100	106,100

			106,100
ILLINOIS — 2.76%
Illinois Finance Authority RB College & University Revenue
Series B
5.00%, 07/01/17	(ETM)	10	11,185
5.00%, 07/01/17		125	139,519
Metropolitan Pier & Exposition Authority RB Miscellaneous Taxes
0.00%, 06/15/17	(NPFGC-FGIC)	230	220,821
Series A
5.50%, 06/15/17	(NPFGC-FGIC)	90	101,200
Metropolitan Pier & Exposition Authority RB Sales Tax Revenue
5.20%, 06/15/17	(NPFGC)	100	111,644
Regional Transportation Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/17		150	167,685
5.75%, 06/01/17	(AGM)	125	141,795
6.00%, 07/01/17	(NPFGC-FGIC)	200	228,848
State of Illinois GO
5.00%, 06/01/17		75	82,225
5.00%, 08/01/17		475	521,203
First Series
5.50%, 08/01/17	(NPFGC)	35	38,889
Series A
5.00%, 06/01/17		850	929,339
State of Illinois RB Sales Tax Revenue
4.00%, 06/15/17		100	108,862
5.00%, 06/15/17		670	747,318
5.00%, 06/15/17	(ETM)	5	5,584

Security		Principal (000s)	Value

Second Series
5.50%, 06/15/17	(NPFGC-FGIC)	$320	$360,845
Series B
4.50%, 06/15/17		100	110,201

			4,027,163
INDIANA — 0.14%
Indiana University RB College & University Revenue
Series A
2.00%, 06/01/17		100	103,706
Series V-1
3.00%, 08/01/17		100	106,641

			210,347
IOWA — 0.52%
Iowa Finance Authority RB Miscellaneous Revenue
4.25%, 08/01/17		250	275,570
Series A
4.00%, 08/01/17		145	158,813
State of Iowa RB General Fund Revenue
Series A
5.00%, 06/01/17		150	167,457
State of Iowa RB Miscellaneous Revenue
4.00%, 06/15/17		150	163,644

			765,484
KANSAS — 0.30%
Johnson County Water District No. 1 RB Water Revenue
4.50%, 06/01/17		400	441,004

			441,004
KENTUCKY — 0.93%
Kentucky Asset Liability Commission RB Appropriations
5.00%, 09/01/17		400	448,948
Kentucky Public Transportation Infrastructure Authority RB Highway Revenue Tolls
5.00%, 07/01/17		350	387,005
Series A
3.00%, 07/01/17		50	52,583

54	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 AMT-FREE MUNI BOND ETF

September 30, 2014

Security		Principal (000s)	Value

Kentucky State Property & Buildings Commission RB Lease Renewal
Series A
5.00%, 08/01/17		$150	$168,048
Kentucky Turnpike Authority RB Lease Renewal
Series A
5.00%, 07/01/17		75	83,864
Series A
5.00%, 07/01/17		200	223,638

			1,364,086
LOUISIANA — 0.50%
Louisiana Public Facilities Authority RB Miscellaneous Revenue
4.00%, 06/01/17	(AMBAC)	165	179,863
State of Louisiana GO
Series C
5.00%, 07/15/17		350	392,504
State of Louisiana RB Miscellaneous Taxes
Series A
4.00%, 06/15/17		140	152,735

			725,102
MAINE — 0.38%
Maine Turnpike Authority RB Highway Revenue Tolls
5.00%, 07/01/17	(AGM)	100	111,906
State of Maine GO
5.00%, 06/01/17		400	446,668

			558,574
MARYLAND — 5.03%
City of Baltimore RB Sewer Revenue
Series D
5.00%, 07/01/17	(AMBAC)	150	167,642
County of Baltimore GO
5.00%, 08/01/17		285	320,320
County of Frederick GO
4.00%, 06/01/17		50	54,507
5.00%, 06/01/18	(PR 06/01/17)	100	111,714
Series B
4.00%, 08/01/17		100	109,466

Security		Principal (000s)	Value

County of Howard GO
Series B
5.00%, 08/15/17		$365	$410,654
County of Montgomery GO
5.00%, 07/01/17		200	224,164
Series A
5.00%, 07/01/17		100	112,082
5.00%, 08/01/17		200	224,786
County of Prince George’s GOL
Series A
5.00%, 07/15/22	(PR 07/15/17)	350	393,015
Series B
5.00%, 07/15/17		200	224,456
Series C
5.00%, 08/01/17		200	224,786
Maryland State Department of Transportation RB Income Tax Revenue
5.00%, 06/15/17		150	167,838
Second Series
5.00%, 06/01/17		100	111,770
Maryland State Transportation Authority RB Transit Revenue
5.00%, 07/01/17		225	251,856
Series A
4.00%, 07/01/17		380	415,002
5.00%, 07/01/17		100	111,936
State of Maryland GO
5.00%, 08/15/23	(PR 08/15/17)	250	281,212
Second Series
5.00%, 07/15/17		250	280,570
5.00%, 08/01/17		410	460,811
Second Series A
3.00%, 08/15/17		100	106,846
Second Series B
5.00%, 08/01/17		475	533,867
5.25%, 08/15/17		360	407,700
Series B
4.50%, 08/01/17		250	277,473
5.00%, 08/01/17		450	505,768

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 AMT-FREE MUNI BOND ETF

September 30, 2014

Security		Principal (000s)	Value

Washington Suburban Sanitary District GO
5.00%, 06/01/17		$375	$419,137
Series A
5.00%, 06/01/17		400	447,080

			7,356,458
MASSACHUSETTS — 5.65%
Commonwealth of Massachusetts GO
Series A
4.00%, 09/01/17		100	109,812
Series C
5.25%, 08/01/17		395	446,784
Commonwealth of Massachusetts GOL
Series A
4.00%, 08/01/17		300	328,800
5.00%, 08/01/17		400	449,632
Series B
3.00%, 07/01/17		100	106,656
5.00%, 06/01/17		210	234,767
5.00%, 07/01/17		400	448,444
5.00%, 08/01/17		100	112,408
Series D
5.50%, 08/01/17		215	244,698
Massachusetts Bay Transportation Authority RB Sales Tax Revenue
Series B
5.00%, 07/01/17		175	196,144
5.25%, 07/01/17		385	434,138
Series C
5.50%, 07/01/17	(ETM)	5	5,671
5.50%, 07/01/17		805	913,174
Series D
5.00%, 07/01/17	(ETM)	500	560,260
Massachusetts Health & Educational Facilities Authority RB College & University Revenue
5.38%, 07/01/17		450	508,968
Massachusetts Municipal Wholesale Electric Co. RB Nuclear Revenue
5.00%, 07/01/17		100	111,615

Security		Principal (000s)	Value

Massachusetts Port Authority RB Port Airport & Marina Revenue
Series B
4.50%, 07/01/17	(AGM)	$100	$110,255
Series D
5.00%, 07/01/17	(AGM)	120	133,938
Massachusetts School Building Authority RB Sales Tax Revenue
Series B
4.00%, 08/15/17		785	860,493
Massachusetts Water Pollution Abatement Trust RB Water Revenue
Series 12
5.25%, 08/01/17		500	565,480
Series 14
3.50%, 08/01/17		100	108,181
5.00%, 08/01/17		100	112,393
Series A
5.25%, 08/01/17		485	548,516
Massachusetts Water Resources Authority RB General Revenue
Series J
5.25%, 08/01/17	(AGM)	540	610,281

			8,261,508
MICHIGAN — 0.43%
Michigan Finance Authority RB Miscellaneous Revenue
Series A
5.00%, 07/01/17		460	514,768
Michigan State University Board of Trustees RB College & University Revenue
Series A
4.00%, 08/15/17		100	109,197

			623,965
MINNESOTA — 1.64%
State of Minnesota GO
5.00%, 08/01/17		405	454,949
5.00%, 08/01/17	(ETM)	5	5,621
Series A
5.00%, 06/01/17		100	111,714
5.00%, 08/01/17		150	168,500

56	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 AMT-FREE MUNI BOND ETF

September 30, 2014

Security		Principal (000s)	Value

Series B
5.00%, 08/01/17		$275	$308,916
Series C
5.00%, 08/01/17		185	207,816
Series D
3.00%, 08/01/17		150	160,077
4.00%, 08/01/17		100	109,526
5.00%, 08/01/17		415	466,182
Series F
4.00%, 08/01/17		375	410,722

			2,404,023
MISSISSIPPI — 0.08%
Mississippi Development Bank RB Miscellaneous Revenue
Series C
5.00%, 08/01/17		100	111,165

			111,165
MISSOURI — 0.31%
Missouri State Environmental Improvement & Energy Resources Authority RB Water Revenue
5.00%, 07/01/17		250	280,277
Series B
5.00%, 07/01/17		150	168,167

			448,444
MONTANA — 0.15%
Montana State Department of Transportation RB Federal Grant Revenue
4.00%, 06/01/17		200	218,016

			218,016
NEBRASKA — 0.19%
City of Omaha GO
5.00%, 06/01/17		250	278,860

			278,860
NEVADA — 2.15%
Clark County School District GOL
Series C
5.00%, 06/15/17		115	128,437
Series B
4.50%, 06/15/17	(AMBAC)	450	496,548

Security		Principal (000s)	Value

County of Clark RB Fuel Sales Tax Revenue
5.00%, 07/01/17	(AMBAC)	$250	$279,255
County of Clark RB Port Airport & Marina Revenue
Series D
5.00%, 07/01/17		450	502,398
County of Clark RB Sales Tax Revenue
Series B
3.00%, 07/01/17		150	159,219
State of Nevada GOL
Series D
5.00%, 06/01/17		425	474,100
State of Nevada RB Miscellaneous Revenue
5.00%, 06/01/17		780	871,002
Washoe County School District GOL
Series A
4.13%, 06/01/17		110	120,088
Series F
3.00%, 06/01/17		100	106,199

			3,137,246
NEW HAMPSHIRE — 0.75%
New Hampshire Municipal Bond Bank RB Miscellaneous Revenue
Series A
5.00%, 08/15/17		475	533,757
State of New Hampshire GO
Series A
5.00%, 07/01/17		200	224,046
Series B
4.00%, 06/01/17		100	109,068
5.00%, 06/01/17		200	223,428

			1,090,299
NEW JERSEY — 2.70%
Camden County Municipal Utilities Authority RB Sewer Revenue
5.25%, 07/15/17	(GTD)	100	111,974
New Jersey Building Authority RB Lease Appropriation
Series A
3.00%, 06/15/17		115	120,716
5.00%, 06/15/17		250	275,722

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 AMT-FREE MUNI BOND ETF

September 30, 2014

Security		Principal (000s)	Value

New Jersey Economic Development Authority RB Tobacco & Liquor Taxes
5.00%, 06/15/17		$150	$165,295
New Jersey Educational Facilities Authority RB College & University Revenue
Series F
4.50%, 07/01/17		250	277,085
New Jersey Transportation Trust Fund Authority RB Appropriations
Series AA
5.00%, 06/15/17		340	374,983
New Jersey Transportation Trust Fund Authority RB Highway Revenue Tolls
Series A
5.75%, 06/15/17		315	353,603
State of New Jersey GO
5.00%, 06/01/17		215	238,426
5.00%, 08/01/17		100	111,468
5.00%, 06/01/23	(PR 06/01/17)	160	178,954
5.00%, 06/01/25	(PR 06/01/17)	150	167,769
5.00%, 06/01/26	(PR 06/01/17)	100	111,846
5.00%, 06/01/27	(PR 06/01/17)	295	329,946
Series H
5.25%, 07/01/17		125	139,823
Series L
5.25%, 07/15/17	(AMBAC)	380	425,611
Series N
5.50%, 07/15/17	(NPFGC-FGIC)	400	451,820
Series Q
5.00%, 08/15/17		100	111,603

			3,946,644
NEW MEXICO — 1.70%
Albuquerque Municipal School District No. 12 GO
Series A
4.00%, 08/01/17	(SAW)	225	246,256
City of Albuquerque GO
Series A
4.00%, 07/01/17		100	109,268

Security	Principal (000s)	Value

City of Albuquerque RB Miscellaneous Taxes
Series B
5.00%, 07/01/17	$150	$167,904
New Mexico Finance Authority RB Federal Grant Revenue
Series B
5.00%, 06/15/17	600	671,154
New Mexico Finance Authority RB Miscellaneous Revenue
4.50%, 06/01/17	100	110,316
Santa Fe Public School District GO
5.00%, 08/01/17	(SAW)	250	280,482
State of New Mexico RB Miscellaneous Taxes
5.00%, 07/01/17	100	111,936
Series A
5.00%, 07/01/17	700	783,552

2,480,868
NEW YORK — 10.36%
City of Albany GOL
Series A
2.00%, 07/01/17	100	102,488
City of New York GO
Series 1
5.00%, 08/01/17	50	56,016
Series A
3.00%, 08/01/17	100	106,427
5.00%, 08/01/17	250	280,080
Series A-1
4.00%, 08/01/17	115	125,615
4.00%, 08/15/17	250	273,330
4.20%, 08/01/17	210	230,559
5.00%, 08/01/17	825	924,264
Series B
4.00%, 08/01/17	100	109,230
5.00%, 08/01/17	590	660,989
Series C
3.00%, 08/01/17	100	106,427
4.00%, 08/01/17	250	273,075
5.00%, 08/01/17	835	935,467
5.25%, 08/01/17	100	112,733

58	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 AMT-FREE MUNI BOND ETF

September 30, 2014

Security		Principal (000s)	Value

Series E
4.00%, 08/01/17		$335	$365,920
5.00%, 08/01/17		805	901,858
Series G
4.00%, 08/01/17		375	409,612
5.00%, 08/01/17		100	112,032
Series H
4.00%, 08/01/17		200	218,460
Series I
5.00%, 08/01/17		450	504,144
Series I-1
4.00%, 08/01/17		120	131,076
5.00%, 08/01/17		450	504,144
Series J-1
5.00%, 08/01/17		585	655,387
Metropolitan Transportation Authority RB Miscellaneous Revenue
Series A
5.50%, 07/01/17	(SAP)	345	390,675
New York City Municipal Water Finance Authority RB Water Revenue
Series AA
5.00%, 06/15/17		390	436,250
Series EE
3.00%, 06/15/17		100	106,406
5.00%, 06/15/17		155	173,381
Series FF-1
4.00%, 06/15/17		215	234,114
Series GG
4.00%, 06/15/17		100	108,890
5.00%, 06/15/17		100	111,741
New York City Transitional Finance Authority RB Income Tax Revenue
Series A
5.00%, 08/01/17		100	112,423
Series S-1
4.00%, 07/15/17	(SAW)	325	354,575
New York City Transitional Finance Authority RB Miscellaneous Revenue
Series S-1
4.50%, 07/15/17	(SAW)	275	303,820

Security		Principal (000s)	Value

New York City Transitional Finance Authority RB Sales Tax Revenue
Series A-3
4.00%, 08/01/17		$335	$366,312
New York City Trust for Cultural Resources RB Miscellaneous Revenue
Series D
4.00%, 08/01/17		250	273,590
New York State Dormitory Authority RB College & University Revenue
4.75%, 07/01/17		100	110,848
5.00%, 07/01/17		455	506,788
Series A
3.10%, 07/01/17		200	211,936
5.00%, 07/01/17		175	195,174
6.00%, 07/01/17	(NPFGC)	100	114,572
Series B
5.00%, 07/01/17	(AGM)	105	117,257
New York State Dormitory Authority RB Income Tax Revenue
Series D
3.00%, 06/15/17		120	127,621
5.00%, 06/15/17		540	603,866
New York State Dormitory Authority RB Miscellaneous Revenue
3.00%, 07/01/17		100	106,203
5.00%, 07/01/17		285	318,185
New York State Environmental Facilities Corp. RB Water Revenue
5.00%, 06/15/17		250	280,073
5.50%, 06/15/17		175	198,399
Series A
5.00%, 06/15/17		305	341,688
5.00%, 08/15/17		225	253,386
Series B
5.00%, 06/15/17		150	168,044
Series C
5.00%, 06/15/17		230	257,667
Port Authority of New York & New Jersey RB Port Airport & Marina Revenue
5.00%, 08/15/17	(AGM)	100	112,432

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 AMT-FREE MUNI BOND ETF

September 30, 2014

Security	Principal (000s)	Value

Series 163
2.50%, 07/15/17	(GOI)	$50	$52,432

15,148,081
NORTH CAROLINA — 1.57%
City of Charlotte GO
5.00%, 08/01/17	645	724,935
City of Charlotte RB Water & Sewer Revenue
5.00%, 07/01/17	100	111,965
Series B
5.00%, 07/01/17	125	139,956
City of Greensboro RB Water Revenue
5.25%, 06/01/17	175	196,474
County of Guilford GO
Series A
5.00%, 08/01/17	100	112,393
County of Mecklenburg GO
Series A
4.00%, 08/01/17	100	109,585
Series A
5.00%, 08/01/17	235	264,124
State of North Carolina GO
Series B
5.00%, 06/01/17	570	637,089

2,296,521
OHIO — 2.19%
City of Columbus GO
Series 2012-3
5.00%, 08/15/17	575	647,099
Series A
5.00%, 07/01/17	115	128,860
Ohio State University (The) RB College & University Revenue
Series A
4.00%, 06/01/17	100	108,994
Ohio State Water Development Authority RB Water Revenue
5.00%, 06/01/17	530	592,434
State of Ohio GO
Series B
5.00%, 08/01/17	480	538,814

Security		Principal (000s)	Value

Series C
5.00%, 08/01/17		$590	$661,735
State of Ohio RB Federal Grant Revenue Series 2008-1
5.00%, 06/15/17		270	301,398
State of Ohio RB Highway Revenue Tolls
Series 2007-1
5.00%, 06/15/17	(AGM)	100	111,629
5.50%, 06/15/17	(AGM)	100	112,969

			3,203,932
OKLAHOMA — 1.15%
Grand River Dam Authority RB Electric Power & Light Revenues
Series A
4.00%, 06/01/17		100	108,038
5.00%, 06/01/17	(BHAC)	150	166,992
Oklahoma Capital Improvement Authority RB Highway Revenue Tolls
Series A
3.25%, 07/01/17		100	106,996
Oklahoma Capital Improvement Authority RB Miscellaneous Revenue
4.00%, 07/01/17		245	266,722
Oklahoma County Independent School District No. 12 Edmond GO
2.50%, 08/01/17		65	68,386
Oklahoma County Independent School District No. 89
3.00%, 07/01/17		100	106,146
Oklahoma Department of Transportation RB Federal Grant Revenue
5.00%, 09/01/17		100	112,186
State of Oklahoma GO
Series A
4.00%, 07/15/17		125	136,689
5.00%, 07/15/17		360	403,610
Tulsa County Independent School District No. 1 Tulsa GO
Series B
2.00%, 08/01/17		200	207,382

			1,683,147

60	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 AMT-FREE MUNI BOND ETF

September 30, 2014

Security		Principal (000s)	Value

OREGON — 0.81%
City of Portland RB Sewer Revenue
Series A
5.00%, 06/15/17		$200	$223,670
Clackamas County School District No. 12 North Clackamas GO
5.00%, 06/15/17	(AGM, GTD)	190	212,376
Lane County School District No. 4J Eugene GO
4.00%, 06/15/17	(GTD)	100	109,096
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow GO
5.25%, 06/15/17	(AGM, GTD)	100	112,333
Portland Community College District GO
5.00%, 06/15/17		275	307,387
State of Oregon GO
Series A
5.00%, 08/01/17		200	224,546

			1,189,408
PENNSYLVANIA — 4.68%
City of Philadelphia GO
Series A
5.25%, 08/01/17	(AGM)	150	168,341
City of Philadelphia RB Water & Wastewater Revenue
Series A
5.00%, 06/15/17	(AGM)	175	195,396
Commonwealth of Pennsylvania GO
5.00%, 07/01/17		75	83,864
Second Series
5.00%, 08/01/20	(PR 08/01/17)	175	196,329
Series T
5.00%, 07/01/17		450	503,185
Third Series
5.00%, 07/15/17		600	671,796
5.38%, 07/01/17		500	564,200
5.38%, 07/01/17	(AGM)	920	1,038,128
County of Bucks GO
5.00%, 06/01/17		150	167,670
Delaware County Authority RB College & University Revenue
5.00%, 08/01/17		150	168,320

Security		Principal (000s)	Value

Delaware Valley Regional Finance Authority RB Miscellaneous Revenue
5.75%, 07/01/17		$450	$504,486
Pennsylvania Economic Development Financing Authority RB Miscellaneous Revenue
Series A
5.00%, 07/01/17		1,105	1,237,534
Pennsylvania Higher Educational Facilities Authority RB College & University Revenue
3.50%, 08/01/17		150	160,226
5.00%, 08/01/17		175	194,245
Series AN
5.00%, 06/15/17		125	139,461
Pennsylvania Intergovernmental Cooperation Authority RB Special Tax Revenue
5.00%, 06/15/17		560	625,122
Pennsylvania State University RB College & University Revenue
Series B
5.25%, 08/15/17		100	112,959
Pennsylvania Turnpike Commission RB Highway Revenue Tolls
Series A
5.00%, 06/01/17	(AGM)	100	111,135

			6,842,397
SOUTH CAROLINA — 0.46%
County of Charleston GO
Series A
5.50%, 08/01/17		100	113,798
North Charleston District RB Sewer Revenue
4.00%, 07/01/17		100	108,837
State of South Carolina GO
Series A
5.00%, 06/01/17		200	223,540
5.00%, 07/01/17	(SAW)	200	224,164

			670,339

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 AMT-FREE MUNI BOND ETF

September 30, 2014

Security		Principal (000s)	Value

SOUTH DAKOTA — 0.15%
South Dakota State Building Authority RB Miscellaneous Revenue
5.00%, 06/01/17	(ETM) (AGM)	$85	$94,885
5.00%, 06/01/17	(AGM)	115	128,303

			223,188
TENNESSEE — 1.19%
City of Johnson GO
4.00%, 06/01/17		100	108,850
Metropolitan Government of Nashville & Davidson County GO
Series A
4.00%, 07/01/17		100	109,297
5.00%, 07/01/17		525	588,121
Metropolitan Government of Nashville & Davidson County RB Water & Sewer Revenue
5.00%, 07/01/17		200	223,812
Metropolitan Nashville Airport Authority RB Port Airport & Marina Revenue
Series A
4.13%, 07/01/17	(AGM)	100	108,634
State of Tennessee GO
Series A
4.00%, 08/01/17		545	597,238

			1,735,952
TEXAS — 6.48%
Austin Independent School District GO
4.00%, 08/01/17		250	273,765
5.00%, 08/01/17	(PSF)	215	241,387
City of Arlington GOL
Series A
4.00%, 08/15/17		115	125,922
City of Carrollton GOL
4.00%, 08/15/17		200	218,230
City of Dallas RB Miscellaneous Revenue
5.00%, 08/15/17	(AGM)	100	110,962
City of El Paso GOL
5.00%, 08/15/17		100	112,058

Security		Principal (000s)	Value

City of Houston RB Port Airport & Marina Revenue
Series B
5.00%, 07/01/17	(NPFGC-FGIC)	$175	$194,817
City of San Antonio GOL
5.00%, 08/01/17		290	325,708
Clear Creek Independent School District GO
Series B
3.00%, 02/15/35	(MT 08/14/17)	100	106,053
Corpus Christi Independent School District GO
5.00%, 08/15/17		165	185,361
County of Bexar GOL
5.00%, 06/15/17		50	55,843
County of Harris GOL
Series C
5.00%, 08/15/17		295	331,583
County of Harris RB Highway Revenue Tolls
Series A
5.00%, 08/15/17	(NPFGC)	255	285,924
County of Tarrant GOL
4.00%, 07/15/17		250	273,450
5.00%, 07/15/17		200	224,288
Del Mar College District GOL
5.00%, 08/15/17		100	112,546
Denton Independent School District GO
4.50%, 08/15/17		125	138,374
El Paso Independent School District GO
5.00%, 08/15/17	(PSF)	200	224,862
Houston Independent School District GOL
Series A
5.00%, 08/15/17	(PSF)	300	337,293
Keller Independent School District GO
1.50%, 08/15/17	(PSF)	100	102,475
Klein Independent School District GO
Series A
4.00%, 08/01/17		250	273,172
5.00%, 08/01/17	(PSF)	100	112,273

62	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 AMT-FREE MUNI BOND ETF

September 30, 2014

Security		Principal (000s)	Value

Leander Independent School District GO
Series A
0.00%, 08/15/17	(PSF)	$50	$48,859
Lone Star College System GO
Series A
5.00%, 08/15/17		100	111,982
Magnolia Independent School District GO
5.00%, 08/15/17	(PSF)	100	112,317
Mesquite Independent School District GO
4.25%, 08/15/17	(PSF)	230	253,685
North East Independent School District GO
5.00%, 08/01/17	(PSF)	120	134,728
Series A
5.00%, 08/01/17	(PSF)	250	280,682
Northside Independent School District GO
4.00%, 08/15/17	(PSF)	100	109,586
Round Rock Independent School District GO
5.00%, 08/01/17		205	230,160
5.00%, 08/01/17	(PSF)	170	190,864
Series A
4.00%, 08/01/17		125	136,834
San Antonio Independent School District GO
5.00%, 08/15/17	(PSF)	290	326,050
South San Antonio Independent School District GO
4.25%, 08/15/17	(PSF)	90	99,166
State of Texas GO
Series A
5.00%, 08/01/17		200	224,808
Series B
5.00%, 08/01/17		100	112,404
Series D
4.00%, 08/01/17		100	109,595
Series E
4.00%, 08/01/17		315	345,224

Security		Principal (000s)	Value

Texas A&M University Board of Regents RB College & University Revenue
5.00%, 07/01/17		$400	$448,328
Texas Tech University Board of Regents RB College & University Revenue
Series A
5.00%, 08/15/17		200	224,558
Texas Water Development Board RB Water Revenue
Series A
5.00%, 07/15/17		225	252,324
University of Texas System Board of Regents RB College & University Revenue
Series A
5.00%, 08/15/17		175	196,943
Series B
3.00%, 08/15/17		250	267,115
5.00%, 08/15/17		145	163,182
5.25%, 08/15/17		260	294,450
Series C
5.00%, 08/15/17		180	202,570
Series E
5.00%, 08/15/17		100	112,539
Waco Independent School District GO
4.25%, 08/15/17	(PSF)	100	110,185

			9,465,484
UTAH — 1.90%
Davis County School District GO
5.00%, 06/01/17	(GTD)	100	111,572
Intermountain Power Agency RB Electric Power & Light Revenues
Series A
4.00%, 07/01/17		525	573,053
State of Utah GO
Series A
4.00%, 07/01/17		510	557,853
5.00%, 07/01/17		915	1,025,816
Series C
4.00%, 07/01/17		100	109,383
5.00%, 07/01/17		360	403,600

			2,781,277

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 AMT-FREE MUNI BOND ETF

September 30, 2014

Security		Principal (000s)	Value

VIRGINIA — 3.56%
City of Fairfax GO
2.50%, 07/15/17		$100	$105,088
City of Richmond GO
Series C
5.00%, 07/15/17	(SAW)	100	112,085
City of Virginia Beach GO
Series A
5.00%, 06/01/17		200	223,540
Series B
5.00%, 07/15/17		175	196,399
Commonwealth of Virginia GO
Series A-1
5.00%, 06/01/17		125	139,713
Series B
4.00%, 06/01/17		130	141,861
5.00%, 06/01/17		325	363,252
County of Arlington GO
Series C
4.00%, 08/15/17		100	109,693
Series D
5.00%, 08/01/17		200	224,786
County of Henrico GO
5.00%, 07/15/17		295	331,073
Virginia Beach Development Authority RB Miscellaneous Revenue
Series B
5.00%, 08/01/17		100	112,073
Virginia College Building Authority RB College & University Revenue
5.00%, 09/01/17		750	843,795
Virginia Public Building Authority RB Miscellaneous Revenue
Series A
5.00%, 08/01/17		695	779,741
Virginia Public School Authority RB Miscellaneous Revenue
Series A
5.00%, 08/01/17		100	112,223
Series B
5.00%, 08/01/17		280	314,224
5.00%, 08/01/17	(SAW)	150	168,334
5.25%, 08/01/17		470	530,602

Security		Principal (000s)	Value

Series C
5.00%, 08/01/17	(SAW)	$125	$140,279
Series 2010C
5.00%, 08/01/17	(SAW)	230	258,113

			5,206,874
WASHINGTON — 5.33%
Clark County School District No. 114 Evergreen GO
Series B
3.00%, 06/01/17	(GTD)	150	159,278
County of King GOL
5.00%, 06/01/17		100	111,695
Series B
5.00%, 06/01/17		100	111,638
Energy Northwest RB Electric Power & Light Revenues
Series A
4.00%, 07/01/17		160	174,645
4.50%, 07/01/17		285	314,968
5.00%, 07/01/17		1,600	1,790,032
5.25%, 07/01/17	(NPFGC)	275	309,534
Series B
5.00%, 07/01/17		315	352,413
Series C
0.00%, 07/01/17		100	97,773
5.25%, 07/01/17	(NPFGC)	120	135,070
Series D
5.00%, 07/01/17		100	111,877
Energy Northwest RB Nuclear Revenue
Series B
5.00%, 07/01/17		150	167,815
Port of Seattle RB Port Airport & Marina Revenue
4.00%, 06/01/17		100	108,535
Series A
4.00%, 08/01/17		200	217,928
State of Washington COP Lease Appropriation
Series B
4.50%, 07/01/17		280	309,442
Series D
4.00%, 07/01/17		140	152,814

64	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 AMT-FREE MUNI BOND ETF

September 30, 2014

Security		Principal (000s)	Value

State of Washington GO
Series 2010A
5.00%, 08/01/17		$125	$140,316
Series B
5.00%, 07/01/17		100	111,936
5.00%, 07/01/17	(AGM)	200	223,872
Series C
0.00%, 06/01/17	(AMBAC)	100	97,934
5.00%, 06/01/17		105	117,220
5.50%, 07/01/17		205	232,261
Series R-2007C
5.00%, 07/01/17		575	643,632
Series R-2011B
5.00%, 07/01/17		315	352,598
Series R-2011C
5.00%, 07/01/17		945	1,057,795
Series R-2013A
5.00%, 07/01/17		165	184,694

			7,787,715
WEST VIRGINIA — 0.08%
West Virginia School Building Authority RB Miscellaneous Revenue
5.00%, 07/01/17		100	111,528

			111,528
WISCONSIN — 1.33%
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB Water Revenue
Series 4
4.00%, 06/01/17		250	272,485
State of Wisconsin RB Miscellaneous Revenue
Series 1
4.00%, 07/01/17		325	354,279
5.00%, 07/01/17		100	111,731
5.00%, 07/01/17	(NPFGC-FGIC)	195	218,388
Series 2
4.00%, 07/01/17		125	136,514
State of Wisconsin RB Sewer Revenue
Series 2
5.00%, 06/01/17		125	139,548

Security		Principal or Shares (000s)	Value

State of Wisconsin RB Water Revenue
Series 2
5.00%, 06/01/17		$100	$111,638
Wisconsin Public Power Inc. RB Electric Power & Light Revenues
Series 2013A
4.00%, 07/01/17		150	163,471
Series A
5.00%, 07/01/17	(AGM)	385	429,271

			1,937,325

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $142,206,976)			144,355,889

SHORT-TERM INVESTMENTS — 0.27%

MONEY MARKET FUNDS — 0.27%
BlackRock Liquidity Funds: MuniFund, Institutional Shares
0.02%[a,b]		397	396,728

			396,728

TOTAL SHORT-TERM INVESTMENTS
(Cost: $396,728)			396,728

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 AMT-FREE MUNI BOND ETF

September 30, 2014

Value

TOTAL INVESTMENTS IN SECURITIES — 99.03%
(Cost: $142,603,704)	$144,752,617
Other Assets, Less Liabilities — 0.97%	1,411,550

NET ASSETS — 100.00%	$146,164,167

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

MT  —  Mandatory Tender

PR  —  Prerefunded

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAP  —  Subject to Appropriations

SAW  —  State Aid Withholding

ST  —  Special Tax

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Assurance Corp.

BHAC  —  Berkshire Hathaway Assurance Corp.

FGIC  —  Financial Guaranty Insurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

SGI  —  Syncora Guarantee Inc.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

66	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® iBONDS® SEP 2018 AMT-FREE MUNI BOND ETF

September 30, 2014

Security	Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 98.84%

ALABAMA — 0.52%
Alabama Federal Aid Highway Finance Authority RB Federal Grant Revenue
5.00%, 09/01/18	$100	$115,333
Alabama Public School & College Authority RB Sales Tax Revenue
5.00%, 09/01/18	50	57,778
State of Alabama GO
Series A
5.00%, 08/01/18	50	57,818
Series C
5.00%, 06/01/18	100	115,130

		346,059
ALASKA — 0.83%
Alaska Energy Authority RB Electric Power & Light Revenues
Series Sixth
5.00%, 07/01/18	25	28,575
Borough of North Slope GO
Series A
4.00%, 06/30/18	100	110,938
5.50%, 06/30/18	75	87,332
City of Anchorage GO
Series B
5.00%, 08/01/18	100	115,423
State of Alaska GO
Series A
4.00%, 08/01/18	135	150,960
5.00%, 08/01/18	50	57,793

		551,021
ARIZONA — 3.78%
Arizona State University Board of Regents RB College & University Revenue
Series A
4.00%, 07/01/18	30	33,330
Arizona Transportation Board RB Federal Grant Revenue
Series A
5.00%, 07/01/18	125	143,519
Arizona Transportation Board RB Sales Tax Revenue
5.00%, 07/01/18	120	137,970

Security		Principal (000s)	Value

City of Chandler GO
3.13%, 07/01/18		$30	$32,411
City of Mesa GO
5.00%, 07/01/18	(NPFGC-FGIC)	30	34,445
City of Mesa RB Multiple Utility Revenue
3.00%, 07/01/18		20	21,508
City of Phoenix GO
Series C
4.00%, 07/01/18		60	66,848
City of Scottsdale GO
3.00%, 07/01/18		155	166,746
City of Scottsdale RB Water & Sewer Revenue
5.00%, 07/01/18		50	57,467
City of Tempe GO
Series A
4.00%, 07/01/18		125	139,266
County of Pima GO
4.00%, 07/01/18	(AGM)	100	111,217
County of Pima RB Fuel Sales Tax Revenue
4.00%, 07/01/18		90	100,025
County of Pima RB Sewer Revenue
5.00%, 07/01/18		110	126,472
Maricopa County Community College District GO
4.00%, 07/01/18		265	295,244
Maricopa County Unified School District No. 48 Scottsdale GO
5.00%, 07/01/18		25	28,814
Phoenix Civic Improvement Corp. RB Port Airport & Marina Revenue
Series A
5.00%, 07/01/18		170	194,307
Phoenix Civic Improvement Corp. RB Sales Tax Revenue
5.00%, 07/01/18		265	304,472
Phoenix Civic Improvement Corp. RB Sewer Revenue
5.00%, 07/01/18		100	114,975
Phoenix Civic Improvement Corp. RB Water Revenue
5.25%, 07/01/18	(NPFGC-FGIC)	150	174,022

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 AMT-FREE MUNI BOND ETF

September 30, 2014

Security		Principal (000s)	Value

University of Arizona Board of Regents COP College & University Revenue
Series C
5.00%, 06/01/18		$100	$114,006
Yavapai County Community College District GOL
4.00%, 07/01/18		100	111,256

			2,508,320
CALIFORNIA — 14.99%
Burbank Unified School District GO
Series C
0.00%, 08/01/18	(NPFGC-FGIC)	50	47,424
Cabrillo Community College District GO
5.00%, 08/01/18		100	115,519
California State Public Works Board RB Lease Abatement
5.00%, 09/01/18		250	289,377
City & County of San Francisco GO
Series A
5.00%, 06/15/18		130	150,128
City of Cupertino COP 2012 Lease Appropriation
2.00%, 07/01/18		50	52,252
City of Los Angeles RB Wastewater System Revenue
Series A
5.00%, 06/01/18		210	241,747
County of Sacramento RB Port Airport & Marina Revenue
Series D
3.90%, 07/01/18	(AGM)	110	120,865
Desert Sands Unified School District GO
4.00%, 08/01/18		50	55,777
East Bay Municipal Utility District RB Water Revenue
4.00%, 06/01/18		20	22,354
Series B
5.00%, 06/01/18		100	115,385
Elsinore Valley Municipal Water District COP Water Revenue
5.38%, 07/01/18	(NPFGC)	100	115,833

Security		Principal (000s)	Value

Foothill-De Anza Community College District GO
Series C
5.25%, 08/01/18	(NPFGC-FGIC)	$70	$81,864
Grossmont Union High School District GO
Series A
5.00%, 08/01/18		100	115,396
Grossmont-Cuyamaca Community College District GO
5.00%, 08/01/18	(AGM)	135	155,674
Huntington Beach Union High School District GO
4.00%, 08/01/18		75	83,906
Livermore-Amador Valley Water Management Agency RB Sewer Revenue
5.00%, 08/01/18		100	114,818
Long Beach Unified School District GO
Series A
5.00%, 08/01/18		40	46,126
Los Altos Elementary School District GO
3.00%, 08/01/18		100	108,616
Los Angeles Community College District GO
Series E-1
4.00%, 08/01/18		100	111,875
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/18		430	498,088
Series B
5.00%, 06/01/18		50	57,742
Los Angeles County Metropolitan Transportation Authority RB Transit Revenue
Series A
5.00%, 07/01/18		70	80,175

68	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 AMT-FREE MUNI BOND ETF

September 30, 2014

Security		Principal (000s)	Value

Los Angeles County Public Works Financing Authority RB Lease Abatement
Series A
5.00%, 08/01/18		$100	$115,076
Los Angeles Department of Water & Power RB Electric Power & Light Revenues
Series A
3.00%, 07/01/18		175	189,205
4.00%, 07/01/18		35	39,132
5.00%, 07/01/18		160	184,986
Series B
5.00%, 07/01/18		225	260,136
Los Angeles Department of Water & Power RB Water Revenue
Series B
5.00%, 07/01/18		35	40,466
Los Angeles Unified School District GO
Series A
5.00%, 07/01/18		140	161,301
Series A-1
5.50%, 07/01/18	(FGIC)	260	304,348
Series B
5.00%, 07/01/18		200	230,430
Series KRY
5.00%, 07/01/18		115	132,497
M-S-R Public Power Agency RB Electric Power & Light Revenues
Series L
5.00%, 07/01/18	(AGM)	125	143,071
Metropolitan Water District of Southern California RB Water Revenue
Series A
5.00%, 07/01/18		230	266,011
New Haven Unified School District GO
5.00%, 08/01/18	(AGM)	125	143,377
Northern California Power Agency RB Electric Power & Light Revenues
Series A
5.00%, 07/01/18		175	201,696
Pasadena Unified School District GO
Series A-1
5.00%, 08/01/18		100	115,560

Security		Principal (000s)	Value

Sacramento Municipal Utility District RB Electric Power & Light Revenues
Series U
5.00%, 08/15/18	(AGM)	$40	$45,960
Series X
5.00%, 08/15/18		75	86,824
San Diego Community College District GO
5.00%, 08/01/18		175	203,080
San Diego Unified School District GO
Series A
0.00%, 07/01/18	(NPFGC-FGIC)	40	38,215
Series R-3
5.00%, 07/01/18		100	115,215
San Francisco Bay Area Rapid Transit District GO
Series C
5.00%, 08/01/18		150	173,874
San Francisco Unified School District GO
Series E
5.00%, 06/15/18		80	92,291
San Jose Financing Authority RB Lease Abatement
Series A
5.00%, 06/01/18		100	114,582
San Juan Unified School District GO
5.00%, 08/01/18		75	86,486
Santa Monica Community College District GO
Series A
4.00%, 08/01/18		100	111,634
Southern California Public Power Authority RB Electric Power & Light Revenues
5.00%, 07/01/18		370	426,887
Series A
3.50%, 07/01/18		100	109,844
State of California GO
4.50%, 08/01/18		145	164,576
5.00%, 09/01/18		570	659,068
Series A
4.40%, 07/01/18		220	249,693
5.00%, 07/01/18		1,675	1,937,925

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 AMT-FREE MUNI BOND ETF

September 30, 2014

Security		Principal (000s)	Value

Series B
5.00%, 09/01/18		$25	$28,907

			9,953,294
COLORADO — 0.61%
City & County of Denver GO
5.25%, 08/01/18		45	52,438
Series A
5.00%, 08/01/18		115	132,925
Regional Transportation District COP Lease Renewal
Series A
5.00%, 06/01/18		100	113,715
University of Colorado Regents RB College & University Revenue
5.00%, 06/01/18		90	103,300

			402,378
CONNECTICUT — 2.16%
City of Bristol GO
4.00%, 07/15/18		60	66,493
City of Stamford GO
5.00%, 08/15/18		100	115,704
State of Connecticut GO
Series B
5.25%, 06/01/18	(AMBAC)	240	277,126
Series C
5.00%, 06/15/18		250	286,710
State of Connecticut RB Water Revenue
Series A
5.00%, 06/01/18		150	172,489
State of Connecticut ST Miscellaneous Taxes
Series B
5.25%, 07/01/18	(AMBAC)	100	115,774
Town of Watertown GO
Series B
5.00%, 07/01/18		150	172,282
Town of West Hartford GO
Series A
5.00%, 07/01/18		100	115,576

Security		Principal (000s)	Value

University of Connecticut RB College & University Revenue
Series A
4.00%, 08/15/18		$100	$111,467

			1,433,621
DELAWARE — 1.20%
County of New Castle GO
Series B
4.00%, 07/15/18		135	150,891
Delaware Transportation Authority RB Fuel Sales Tax Revenue
5.00%, 07/01/18		25	28,824
Delaware Transportation Authority RB Transit Revenue
Series A
5.00%, 07/01/18		285	328,591
State of Delaware GO
5.00%, 07/01/18		250	288,437

			796,743
DISTRICT OF COLUMBIA — 0.54%
District of Columbia GO
Series A
5.00%, 06/01/18		100	114,582
Series B
5.25%, 06/01/18	(AMBAC)	210	242,512

			357,094
FLORIDA — 4.58%
County of Hillsborough RB Sales Tax Revenue
5.00%, 08/01/18		30	34,519
County of Hillsborough School Board COP Lease Appropriation
5.50%, 07/01/18		100	115,931
County of Miami-Dade RB Miscellaneous Revenue
5.25%, 08/01/18	(NPFGC-FGIC)	50	57,471
County of Palm Beach RB Appropriations
5.00%, 06/01/18		150	172,108
Florida State Board of Education RB Lottery Revenue
Series A
4.50%, 07/01/18		295	333,748
5.00%, 07/01/18		100	114,975

70	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 AMT-FREE MUNI BOND ETF

September 30, 2014

Security		Principal (000s)	Value

Florida State Department of Environmental Protection RB Miscellaneous Taxes
Series B
5.25%, 07/01/18		$260	$300,804
Florida State Department of Transportation RB Highway Revenue Tolls
Series A
4.00%, 07/01/18		125	138,973
5.00%, 07/01/18		255	292,880
Miami-Dade County Expressway Authority RB Highway Revenue Tolls
Series A
5.00%, 07/01/18		75	85,753
Miami-Dade County School Board COP Lease Appropriation
Series A
5.00%, 08/01/18	(AMBAC)	50	57,088
Miami-Dade County Transit System RB Sales Surtax Revenue
5.00%, 07/01/18		120	137,204
Palm Beach County School District COP Lease appropriation
Series 2012C
5.00%, 08/01/18		100	114,784
State of Florida GO
5.00%, 07/01/18		100	115,095
Series A
5.00%, 06/01/18		500	574,280
Series B
5.00%, 06/01/18		175	200,998
Series D
5.00%, 06/01/18		100	114,856
Series E
5.00%, 06/01/18		70	80,399

			3,041,866
GEORGIA — 2.43%
County of Cobb RB Water & Sewerage Revenue
4.50%, 07/01/18		50	56,746
Douglasville-Douglas County Water & Sewer Authority RB Water Revenue
5.00%, 06/01/18		40	45,750

Security		Principal (000s)	Value

Georgia State Road & Tollway Authority RB Federal Grant Revenue
Series A
5.00%, 06/01/18		$210	$240,051
Georgia State Road & Tollway Authority RB Fuel Sales Tax Revenue
Series A
5.00%, 06/01/18	(AGM)	130	148,603
Metropolitan Atlanta Rapid Transit Authority RB Sales Tax Revenue
Series B
4.00%, 07/01/18		50	55,452
State of Georgia GO
Series A
5.00%, 07/01/18		275	317,171
Series B
4.25%, 08/01/18		150	169,144
5.00%, 07/01/18		100	115,335
Series I
5.00%, 07/01/18		405	467,107

			1,615,359
HAWAII — 2.49%
City & County of Honolulu GO
4.00%, 08/01/18		50	55,794
Series B
5.00%, 08/01/18		100	115,348
City & County of Honolulu RB Wastewater Revenue
Series 2009A
5.00%, 07/01/18		80	91,406
Series A
5.00%, 07/01/18		100	114,975
County of Maui GO
5.00%, 06/01/18		150	172,459
State of Hawaii GO
5.00%, 06/01/18		160	183,957
Series DO
5.00%, 08/01/18		200	230,942
Series DQ
5.00%, 06/01/18	(ETM)	500	574,575

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 AMT-FREE MUNI BOND ETF

September 30, 2014

Security		Principal (000s)	Value

State of Hawaii RB Fuel Sales Tax Revenue
Series B
5.25%, 07/01/18	(AGM)	$100	$116,015

			1,655,471
ILLINOIS — 2.54%
Du Page Cook & Will Counties Community College District No. 502 GO
Series A
5.00%, 06/01/18		50	57,116
Metropolitan Pier & Exposition Authority RB Dedicated State Tax Revenue
0.00%, 06/15/18	(NPFGC-FGIC)	55	53,141
Metropolitan Pier & Exposition Authority RB Miscellaneous Taxes
0.00%, 06/15/18	(NPFGC-FGIC)	50	46,802
Regional Transportation Authority RB Sales Tax Revenue
5.75%, 06/01/18	(AGM)	50	58,519
Series B
5.50%, 06/01/18	(NPFGC)	160	185,947
State of Illinois GO
0.00%, 08/01/18		100	91,913
4.00%, 07/01/18		220	235,662
5.00%, 08/01/18		185	204,989
First Series
5.50%, 08/01/18	(NPFGC)	135	152,064
State of Illinois RB Sales Tax Revenue
3.00%, 06/15/18		150	160,680
5.00%, 06/15/18		100	114,377
Series B
5.00%, 06/15/18		285	325,974

			1,687,184
INDIANA — 0.49%
Indiana University RB College & University Revenue
Series 2008A
5.00%, 06/01/18		100	114,856

Security	Principal (000s)	Value

Purdue University Trustees RB College & University Revenue
Series Y
5.00%, 07/01/18	$185	$213,148

		328,004
IOWA — 0.61%
Iowa City Community School District GO
Series B
3.00%, 06/01/18	135	145,175
Iowa Finance Authority RB Miscellaneous Revenue
4.50%, 08/01/18	80	90,898
5.00%, 08/01/18	95	109,730
Series A
5.00%, 08/01/18	50	57,753

		403,556
KANSAS — 0.03%
Kansas Turnpike Authority RB Highway Revenue Tolls
Series A
5.00%, 09/01/18	20	23,095

		23,095
KENTUCKY — 0.48%
Kentucky State Property & Buildings Commission RB General Fund
Series A
5.00%, 08/01/18	75	85,910
Kentucky Turnpike Authority RB Economic Development Road Revenue
Series A
5.00%, 07/01/18	50	57,447
Kentucky Turnpike Authority RB Lease Renewal
Series A
5.00%, 07/01/18	150	172,343

		315,700
LOUISIANA — 0.35%
State of Louisiana GO
Series A
5.00%, 08/01/18	200	230,764

		230,764

72	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 AMT-FREE MUNI BOND ETF

September 30, 2014

Security	Principal (000s)	Value

MAINE — 0.07%
Maine Turnpike Authority RB Highway Revenue Tolls
5.00%, 07/01/18	(AGM)	$40	$46,006

46,006
MARYLAND — 4.41%
County of Baltimore GO
5.00%, 08/01/18	225	260,071
County of Frederick GO
4.00%, 08/01/18	25	27,915
County of Harford GO
5.00%, 07/01/18	50	57,588
County of Howard GO
Series A
5.00%, 08/15/18	100	115,622
Series B
5.00%, 08/15/18	50	57,811
County of Montgomery GO
Series A
5.00%, 07/01/18	100	115,335
5.00%, 08/01/18	100	115,587
County of Montgomery GOL
Series A
5.00%, 08/01/18	150	173,380
Maryland State Transportation Authority RB Highway Revenue Tolls
5.00%, 07/01/18	100	115,055
Series A
4.00%, 07/01/18	100	111,374
5.00%, 07/01/18	35	40,269
Maryland State Transportation Authority RB Transit Revenue
5.00%, 07/01/18	110	126,561
State of Maryland GO
4.00%, 08/15/18	385	430,823
5.25%, 08/15/18	95	110,822
Second Series
5.00%, 07/15/18	270	311,726
Series A
5.00%, 08/01/18	125	144,484
Series B
5.00%, 08/01/18	150	173,380

Security		Principal (000s)	Value

Washington Suburban Sanitary District GO
5.00%, 06/01/18		$180	$207,128
Series 2009A
4.00%, 06/01/18		110	122,610
Series 2010A
4.00%, 06/01/18		100	111,464

			2,929,005
MASSACHUSETTS — 4.86%
Commonwealth of Massachusetts GOL
5.00%, 06/01/18		100	114,791
Series A
3.70%, 08/01/18		100	110,426
5.00%, 08/01/18		125	144,143
Series B
4.00%, 06/01/18		240	266,854
4.00%, 07/01/18		25	27,844
5.00%, 08/01/18		425	490,084
Series D
5.50%, 08/01/18		160	187,510
5.50%, 08/01/18	(NPFGC)	100	117,194
Massachusetts Bay Transportation Authority RB Miscellaneous Revenue
Series A
5.00%, 07/01/24	(PR 07/01/18)	100	115,335
Massachusetts Bay Transportation Authority RB Sales Tax Revenue
Series A
4.00%, 07/01/18		100	111,688
5.25%, 07/01/18		100	116,297
Series B
5.00%, 07/01/18		270	311,512
5.25%, 07/01/18		105	122,112
Series D
5.00%, 07/01/18		120	138,450
Massachusetts Water Pollution Abatement Trust RB Miscellaneous Revenue
Series 12B
5.00%, 08/01/18		85	98,249
Massachusetts Water Pollution Abatement Trust RB Water Revenue
Series 15A
5.00%, 08/01/18		455	525,921

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 AMT-FREE MUNI BOND ETF

September 30, 2014

Security	Principal (000s)	Value

Massachusetts Water Resources Authority RB Water Revenue
5.00%, 08/01/18	$200	$230,942

		3,229,352
MICHIGAN — 0.91%
Michigan Finance Authority RB Miscellaneous Revenue
Series A
5.00%, 07/01/18	525	604,039

		604,039
MINNESOTA — 1.38%
State of Minnesota GO
Series A
5.00%, 08/01/18	350	404,411
Series B
5.00%, 08/01/18	125	144,432
Series F
4.00%, 08/01/18	300	335,343
University of Minnesota Board of Regents RB College & University Revenue
5.00%, 08/01/18	30	34,568

		918,754
MISSOURI — 0.22%
Missouri State Environmental Improvement & Energy Resources Authority RB Water Revenue
5.00%, 07/01/18	75	86,531
Series A
5.00%, 07/01/18	50	57,688

		144,219
MONTANA — 0.26%
Montana State Department of Transportation RB Federal Grant Revenue
5.00%, 06/01/18	150	172,089

		172,089
NEBRASKA — 0.17%
Douglas County School District No. 17 GO
4.00%, 06/15/18	100	111,212

		111,212

Security	Principal (000s)	Value

NEVADA — 1.06%
Clark County School District GOL
Series A
5.00%, 06/15/18	$55	$63,057
County of Clark RB Port Airport & Marina Revenue
Series A
5.25%, 07/01/18	55	63,368
Series B
5.00%, 07/01/18	250	286,142
Series D
5.00%, 07/01/18	50	57,268
State of Nevada GOL
5.00%, 06/01/18	25	28,675
5.00%, 08/01/18	180	207,333

		705,843
NEW HAMPSHIRE — 0.62%
New Hampshire Municipal Bond Bank RB Miscellaneous Revenue
Series C
5.50%, 08/15/18	165	193,515
New Hampshire State Department of Transportation RB Federal Grant Revenue
5.00%, 09/01/18	35	40,270
State of New Hampshire GO
Series A
5.00%, 07/01/18	110	126,781
Series B
4.00%, 06/01/18	45	50,124

		410,690
NEW JERSEY — 3.33%
New Jersey Building Authority RB Lease Appropriation
Series A
5.00%, 06/15/18	100	112,348
New Jersey Economic Development Authority RB Lease Revenue
5.00%, 06/15/18	100	114,810
New Jersey Economic Development Authority RB Miscellaneous Revenue
Series EE
5.00%, 09/01/18	185	208,423

74	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 AMT-FREE MUNI BOND ETF

September 30, 2014

Security		Principal (000s)	Value

New Jersey Economic Development Authority RB Miscellaneous Taxes
Series A
0.00%, 07/01/18	(NPFGC)	$55	$50,910
New Jersey Economic Development Authority RB Tobacco & Liquor Taxes
5.00%, 06/15/18		150	168,864
New Jersey Educational Facilities Authority RB College & University Revenue
5.00%, 06/01/18	(SAP)	115	129,439
Series J
5.00%, 07/01/18		50	57,788
Series K
4.25%, 07/01/18		100	112,649
New Jersey Transportation Trust Fund Authority RB Appropriations
Series A
5.00%, 06/15/18		400	448,624
New Jersey Transportation Trust Fund Authority RB General Fund
Series A
5.75%, 06/15/18		50	57,384
New Jersey Transportation Trust Fund Authority RB Miscellaneous Revenue
Series B
5.00%, 06/15/18		75	84,117
State of New Jersey GO
5.00%, 06/01/18		170	193,404
Series H
5.25%, 07/01/18		145	166,599
Series L
5.25%, 07/15/18	(AMBAC)	50	57,506
Series M
5.50%, 07/15/18	(AMBAC)	165	191,296
Series Q
5.00%, 08/15/18		50	57,158

			2,211,319
NEW MEXICO — 1.77%
Albuquerque Municipal School District No. 12 GO
Series A
3.00%, 08/01/18	(SAW)	100	107,709

Security	Principal (000s)	Value

City of Albuquerque GO
Series A
4.00%, 07/01/18	$50	$55,766
City of Santa Fe RB Sales Tax Revenue
Series A
4.00%, 06/01/18	25	27,756
County of Santa Fe GO
4.00%, 07/01/18	100	111,531
New Mexico Finance Authority RB Federal Grant Revenue
5.00%, 06/15/18	200	230,072
New Mexico Finance Authority RB Miscellaneous Revenue
4.00%, 06/01/18	60	66,752
Series E
4.00%, 06/01/18	80	89,002
Santa Fe Public School District GO
4.00%, 08/01/18	(SAW)	150	167,200
State of New Mexico RB Miscellaneous Taxes
Series A
5.00%, 07/01/18	150	172,642
State of New Mexico Severance Tax Permanent Fund RB Miscellaneous Taxes
Series A
5.00%, 07/01/18	130	149,624

1,178,054
NEW YORK — 9.66%
City of New York GO
5.00%, 08/01/18	250	287,775
Series 1
5.00%, 08/01/18	135	155,398
Series B
5.00%, 08/01/18	245	282,019
Series C
4.00%, 08/01/18	185	206,005
5.00%, 08/01/18	185	212,954
5.25%, 08/01/18	70	81,234
Series D
5.00%, 08/01/18	45	51,800

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 AMT-FREE MUNI BOND ETF

September 30, 2014

Security		Principal (000s)	Value

Series E
4.00%, 08/01/18		$180	$200,438
5.00%, 08/01/18		80	92,088
Series F
5.00%, 08/01/18		50	57,555
Series G
5.00%, 08/01/18		500	575,550
Series I
5.00%, 08/01/18		430	494,973
Series I-1
5.00%, 08/01/18		245	282,019
Series J
5.00%, 08/01/18		50	57,555
County of Onondaga GO
Series A
5.00%, 06/15/18		125	143,899
County of Orange GO
Series A
5.00%, 07/15/18		25	28,825
County of Westchester GO
4.00%, 07/01/18		20	22,322
Metropolitan Transportation Authority RB Miscellaneous Revenue
Series A
5.75%, 07/01/18	(SAP)	130	152,581
New York City Municipal Water Finance Authority RB Water Revenue
5.00%, 06/15/18		50	57,598
Series C
5.25%, 06/15/18		115	133,522
Series D
0.00%, 06/15/18		60	58,159
Series FF
5.00%, 06/15/18		115	132,023
Series FF-1
3.25%, 06/15/18		100	108,401
5.00%, 06/15/18		105	120,543
New York City Transitional Finance Authority RB Income Tax Revenue
Series S-1
5.00%, 07/15/18	(SAW)	100	114,814

Security		Principal (000s)	Value

New York City Transitional Finance Authority RB Miscellaneous Revenue
Series S-1
5.00%, 07/15/18	(SAW)	$180	$206,665
New York City Transitional Finance Authority RB Sales Tax Revenue
Series A-3
5.00%, 08/01/18		85	98,052
New York State Dormitory Authority RB College & University Revenue
Series A
4.00%, 07/01/18		150	165,306
4.00%, 07/01/18	(GOI)	135	150,248
5.00%, 07/01/18		100	114,417
New York State Dormitory Authority RB Income Tax Revenue
Series D
5.00%, 06/15/18		225	258,572
Series E
5.00%, 08/15/18		125	144,294
New York State Dormitory Authority RB Miscellaneous Revenue
4.00%, 07/01/18		30	33,224
5.00%, 07/01/18		165	188,581
5.50%, 07/01/18	(NPFGC-FGIC)	140	163,428
New York State Environmental Facilities Corp. RB Water Revenue
Series A
5.00%, 06/15/18		150	172,797
Series B
5.00%, 06/15/18		225	259,195
5.00%, 08/15/18		75	86,794
Port Authority of New York & New Jersey RB Port Airport & Marina Revenue
5.00%, 07/15/18	(GOI)	230	265,086

			6,416,709
NORTH CAROLINA — 2.40%
Cape Fear Public Utility Authority RB Water Revenue
5.00%, 08/01/18		115	132,556

76	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 AMT-FREE MUNI BOND ETF

September 30, 2014

Security	Principal (000s)	Value

City of Charlotte GO
Series A
5.00%, 07/01/18	$80	$92,268
Series C
5.00%, 06/01/18	130	149,592
City of Charlotte RB Port Airport & Marina Revenue
5.00%, 07/01/18	25	28,505
City of Charlotte RB Water & Sewer Revenue
5.00%, 07/01/18	150	172,763
City of Greensboro RB Water Revenue
5.25%, 06/01/18	100	115,678
County of Forsyth GO
5.00%, 07/01/18	80	92,268
County of Guilford GO
Series D
4.00%, 08/01/18	50	55,911
County of Mecklenburg GO
Series A
5.00%, 08/01/18	25	28,897
State of North Carolina GO
Series B
5.00%, 06/01/18	200	230,142
Series D
3.00%, 06/01/18	350	377,499
Town of Cary GO
Series A
5.00%, 06/01/18	100	115,071

		1,591,150
OHIO — 1.99%
City of Columbus GO
Series A
4.00%, 06/01/18	245	272,898
Ohio State University (The) RB College & University Revenue
Series A
5.00%, 06/01/18	50	57,428
Ohio State Water Development Authority RB Water Revenue
5.00%, 06/01/18	100	114,973
Series A
5.00%, 06/01/18	100	115,130

Security	Principal (000s)	Value

Series B
5.00%, 06/01/18	$90	$103,617
State of Ohio GO
Series A
3.00%, 08/01/18	100	107,788
4.00%, 08/01/18	250	278,467
Series C
3.00%, 08/01/18	50	53,816
4.00%, 08/01/18	90	100,248
State of Ohio RB Federal Grant Revenue
Series 2008-1
5.75%, 06/15/18	100	117,370

		1,321,735
OKLAHOMA — 0.64%
County of Oklahoma GOL
Series A
3.75%, 08/01/18	50	55,244
Oklahoma Capital Improvement Authority RB Lease Appropriation
Series A
5.00%, 07/01/18	100	114,656
Oklahoma Capital Improvement Authority RB Miscellaneous Revenue
Series A
5.00%, 07/01/18	150	171,864
State of Oklahoma GO
Series A
5.00%, 07/15/18	75	86,441

		428,205
OREGON — 0.75%
City of Portland RB Sewer Revenue
Series A
5.00%, 06/15/18	240	276,302
Portland Community College District GO
5.00%, 06/15/18	100	115,007
State of Oregon GO
Series A
4.00%, 08/01/18	95	105,926

		497,235

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 AMT-FREE MUNI BOND ETF

September 30, 2014

Security		Principal (000s)	Value

PENNSYLVANIA — 3.93%
City of Philadelphia RB Water & Wastewater Revenue
Series A
5.00%, 06/15/18		$100	$114,495
Commonwealth of Pennsylvania GO
First Series
5.00%, 06/01/18		225	257,810
5.00%, 07/01/18		290	332,963
Third Series
5.38%, 07/01/18	(AGM)	520	604,209
County of Bucks GO
5.00%, 06/01/18		95	109,374
Delaware County Authority RB College & University Revenue
4.00%, 08/01/18		100	111,300
Pennsylvania Economic Development Financing Authority RB Miscellaneous Revenue
Series A
5.00%, 07/01/18		655	753,872
Pennsylvania Higher Educational Facilities Authority RB College & University Revenue
5.00%, 06/15/18		100	114,455
Pennsylvania Intergovernmental Cooperation Authority RB Special Tax Revenue
5.00%, 06/15/18		135	154,984
Pennsylvania Turnpike Commission RB Miscellaneous Revenue
Series A
5.25%, 07/15/18	(AGM)	50	57,706

			2,611,168
SOUTH CAROLINA — 0.47%
State of South Carolina GO
Series A
5.00%, 06/01/18		170	195,621
State of South Carolina RB Port Airport & Marina Revenue
5.00%, 07/01/18		100	113,783

			309,404

Security		Principal (000s)	Value

SOUTH DAKOTA — 0.17%
South Dakota Conservancy District RB Water Revenue
Series 2012B
4.00%, 08/01/18		$100	$111,501

			111,501
TENNESSEE — 0.78%
Metropolitan Government of Nashville & Davidson County GO
5.00%, 07/01/18		230	264,534
Series D
4.00%, 07/01/18		100	111,335
State of Tennessee GO
Series A
4.00%, 09/01/18		125	139,989

			515,858
TEXAS — 5.71%
City of San Antonio GOL
4.50%, 08/01/18		50	56,795
College Station Independent School District GO
4.00%, 08/15/18	(PSF)	50	55,814
Coppell Independent School District GO
Series B
0.00%, 08/15/18		145	137,943
County of Harris GO
Series C
5.25%, 08/15/18	(AGM)	150	175,060
DeSoto Independent School District GO
4.00%, 08/15/18	(PSF)	140	156,279
El Paso Independent School District GO
4.00%, 08/15/18	(PSF)	150	167,442
Fort Bend Independent School District GO
5.00%, 08/15/18	(PSF)	150	173,137
Frisco Independent School District GO
Series B
5.00%, 08/15/18	(PSF)	100	115,425

78	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 AMT-FREE MUNI BOND ETF

September 30, 2014

Security		Principal (000s)	Value

Grapevine-Colleyville Independent School District GO
Series B
5.00%, 08/15/18		$75	$86,506
Hays Consolidated Independent School District GO
5.00%, 08/15/18	(PSF)	100	115,425
Keller Independent School District GO
Series A
0.00%, 08/15/18	(PSF)	25	23,976
Klein Independent School District GO
Series A
5.00%, 08/01/18	(PSF)	150	172,960
Leander Independent School District GO
5.25%, 08/15/18	(PSF)	50	58,156
Series B
0.00%, 08/15/18		170	162,350
Lewisville Independent School District GO
Series A
4.00%, 08/15/18	(PSF)	210	234,419
Mesquite Independent School District GO
Series A
5.00%, 08/15/18	(PSF)	50	57,713
North Texas Municipal Water District RB Sewer Revenue
4.00%, 06/01/18		50	55,512
North Texas Municipal Water District RB Water Revenue
4.00%, 09/01/18		100	111,636
Northside Independent School District GO
4.00%, 08/15/18	(PSF)	60	66,977
Round Rock Independent School District GO
5.00%, 08/01/18		80	92,246
Spring Independent School District GO
3.50%, 08/15/18	(PSF)	100	109,730
State of Texas GO
4.00%, 08/01/18		100	111,869
Series B
3.00%, 08/01/18		150	162,153

Security		Principal (000s)	Value

Series C
5.00%, 08/01/18		$75	$86,726
Texas A&M University Board of Regents RB College & University Revenue
5.00%, 07/01/18		150	172,882
Texas Tech University Board of Regents RB College & University Revenue
Series A
5.00%, 08/15/18		200	230,438
Texas Water Development Board RB Water Revenue
4.00%, 07/15/18		75	83,533
University of Texas System Board of Regents RB College & University Revenue
Series B
4.00%, 08/15/18		200	223,642
5.25%, 08/15/18		140	163,201
Series C
5.00%, 08/15/18		150	173,433

			3,793,378
UTAH — 2.34%
Granite School District Board of Education GO
5.00%, 06/01/18	(GTD)	65	74,466
Intermountain Power Agency RB Electric Power & Light Revenues
Series A
4.00%, 07/01/18		195	216,645
5.00%, 07/01/18		75	86,081
State of Utah GO
Series A
4.00%, 07/01/23	(PR 07/01/18)	55	61,428
5.00%, 01/01/24	(PR 07/01/18)	150	173,122
Series C
3.00%, 07/01/18		60	64,801
5.00%, 07/01/18		605	698,019
Utah Transit Authority RB Sales Tax Revenue
Series A
5.00%, 06/15/18	(AGM)	155	178,016

			1,552,578

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 AMT-FREE MUNI BOND ETF

September 30, 2014

Security	Principal (000s)	Value

VERMONT — 0.22%
State of Vermont GO
Series D
4.00%, 08/15/18	$130	$145,526

145,526
VIRGINIA — 3.43%
City of Alexandria GO
5.00%, 06/15/18	(SAW)	100	115,195
5.00%, 07/15/18	5	5,773
City of Richmond GO
Series B
5.00%, 07/15/18	150	172,821
City of Virginia Beach GO
Series B
5.00%, 07/15/18	105	121,227
Commonwealth of Virginia GO
Series B
5.00%, 06/01/18	200	230,142
County of Arlington GO
Series B
4.00%, 08/15/18	100	111,902
County of Fairfax RB Sewer Revenue
5.00%, 07/15/18	75	86,590
County of Henrico GO
Series A
5.00%, 08/01/18	100	115,587
County of Loudoun GO
Series A
5.00%, 07/01/18	100	115,255
University of Virginia RB College & University Revenue
5.00%, 09/01/18	125	144,689
Virginia Beach Development Authority RB Miscellaneous Revenue
Series B
5.00%, 08/01/18	50	57,470
Virginia Public Building Authority RB Miscellaneous Revenue
Series B
5.00%, 08/01/18	(SAP)	135	155,554
Series B-1
5.00%, 08/01/18	100	115,225

Security		Principal (000s)	Value

Virginia Public School Authority RB Miscellaneous Revenue
5.00%, 07/15/18	(SAW)	$75	$86,590
Series B
5.00%, 08/01/18		60	69,184
5.00%, 08/01/18	(SAW)	105	121,072
Series C
4.00%, 08/01/18	(SAW)	275	306,754
5.00%, 08/01/18		125	144,134

			2,275,164
WASHINGTON — 7.13%
City of Seattle RB Electric Power & Light Revenues
Series A
5.00%, 06/01/18		110	126,213
Clark County School District No. 114 Evergreen GO
4.00%, 06/01/18	(GTD)	100	110,985
County of King GOL
5.00%, 06/01/18		100	114,973
County of Pierce RB Sewer Revenue
5.00%, 08/01/18		100	114,980
Energy Northwest RB Electric Power & Light Revenues
5.00%, 07/01/18		120	137,970
Series A
5.00%, 07/01/18		360	413,910
5.25%, 07/01/18		480	556,296
Energy Northwest RB Nuclear Revenue
Series A
5.00%, 07/01/18		875	1,006,031
Port of Seattle RB Port Airport & Marina Revenue
5.00%, 06/01/18		25	28,529
State of Washington COP Lease Appropriation
Series A
5.00%, 07/01/18		125	143,519
State of Washington GO
Series 2010A
5.00%, 08/01/18		115	132,650

80	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 AMT-FREE MUNI BOND ETF

September 30, 2014

Security	Principal (000s)	Value

Series 2010C
5.00%, 08/01/18	$120	$138,418
Series 2013A
5.00%, 08/01/18	315	363,346
Series A
5.00%, 08/01/18	265	305,672
Series B
5.00%, 08/01/18	75	86,511
Series C
5.50%, 07/01/18	115	134,476
Series D
5.00%, 07/01/18	300	345,285
Series R-2011C
5.00%, 07/01/18	150	172,642
State of Washington RB Appropriations
5.00%, 09/01/18	200	230,444
University of Washington RB College & University Revenue
Series C
5.00%, 07/01/18	65	74,812

4,737,662
WISCONSIN — 1.53%
State of Wisconsin RB Miscellaneous Revenue
Series 1
5.00%, 07/01/18	420	483,903
State of Wisconsin RB Sewer Revenue
Series 2
5.00%, 06/01/18	25	28,685
State of Wisconsin RB Water Revenue
Series 1
5.00%, 06/01/18	150	172,109
Series 5
5.00%, 06/01/18	100	114,739
Wisconsin Public Power Inc. RB Electric Power & Light Revenues
Series A
5.00%, 07/01/18	(AGM)	190	217,468

1,016,904

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $65,035,102)	65,634,288

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 0.22%

MONEY MARKET FUNDS — 0.22%
BlackRock Liquidity Funds: MuniFund, Institutional Shares
0.02%[a,b]	146	$146,135

		146,135

TOTAL SHORT-TERM INVESTMENTS
(Cost: $146,135)		146,135

TOTAL INVESTMENTS IN SECURITIES — 99.06%
(Cost: $65,181,237)		65,780,423
Other Assets, Less Liabilities — 0.94%		627,200

NET ASSETS — 100.00%		$66,407,623

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

PR  —  Prerefunded

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAP  —  Subject to Appropriations

SAW  —  State Aid Withholding

ST  —  Special Tax

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Assurance Corp.

FGIC  —  Financial Guaranty Insurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (Unaudited)

iSHARES® iBONDS® SEP 2019 AMT-FREE MUNI BOND ETF

September 30, 2014

Security	Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 98.82%

ALABAMA — 0.34%
Alabama Federal Aid Highway Finance Authority RB Federal Grant Revenue
5.00%, 09/01/19	$80	$93,779

93,779
ALASKA — 0.90%
Borough of North Slope GO
Series A
4.00%, 06/30/19	15	16,853
5.00%, 06/30/19	10	11,694
State of Alaska GO
Series A
4.00%, 08/01/19	175	198,464
Series B
5.00%, 08/01/19	20	23,620

250,631
ARIZONA — 2.99%
Arizona Transportation Board RB Sales Tax Revenue
5.00%, 07/01/19	50	58,650
City of Tucson RB Water Revenue
5.00%, 07/01/19	40	46,839
County of Pima RB Fuel Sales Tax Revenue
4.00%, 07/01/19	25	28,138
County of Pima RB Sewer Revenue
Series B
5.00%, 07/01/19	50	58,625
Maricopa County Community College District GO Series D
4.00%, 07/01/19	45	50,848
Maricopa County High School District No. 210 Phoenix GO
5.25%, 07/01/19	(AGM)	35	41,707
Maricopa County Unified School District No. 69 Paradise Valley GO
Series D
3.50%, 07/01/19	40	44,023
Phoenix Civic Improvement Corp. RB Excise Tax Revenue
Series A
4.00%, 07/01/19	65	73,158

Security	Principal (000s)	Value

Phoenix Civic Improvement Corp. RB Port Airport & Marina Revenue
Series A
4.00%, 07/01/19	$20	$22,373
5.00%, 07/01/19	65	75,754
Phoenix Civic Improvement Corp. RB Sewer Revenue
5.00%, 07/01/19	25	29,350
Phoenix Civic Improvement Corp. RB Special Assessment
Series A
5.00%, 07/01/19	35	41,161
Phoenix Civic Improvement Corp. RB Water Revenue
3.00%, 07/01/19	50	54,194
Scottsdale Municipal Property Corp. RB Sales Tax Revenue
5.00%, 07/01/19	80	94,084
University of Arizona Board of Regents COP College & University Revenue
Series B
5.00%, 06/01/19	100	116,313

835,217
CALIFORNIA — 14.97%
Anaheim Public Financing Authority RB Lease Abatement
0.00%, 09/01/19	(AGM)	50	46,244
California State Public Works Board RB Lease Abatement
Series A
5.00%, 09/01/19	100	117,660
Series F
4.00%, 09/01/19	25	28,227
City & County of San Francisco GO
Series A
5.00%, 06/15/19	40	47,299
City of Los Angeles GO
Series A
5.00%, 09/01/19	20	23,710
City of Los Angeles RB Wastewater System Revenue
Series A
5.00%, 06/01/19	100	117,751
5.25%, 06/01/19	25	29,722

82	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 AMT-FREE MUNI BOND ETF

September 30, 2014

Security	Principal (000s)	Value

City of Riverside RB Sales Tax Revenue
Series A
5.00%, 06/01/19	$100	$117,943
Coast Community College District GO
Series A
5.00%, 08/01/19	60	70,881
County of Santa Clara GO
Series B
5.00%, 08/01/19	25	29,681
East Bay Municipal Utility District RB Water Revenue
Series A
5.00%, 06/01/19	55	64,929
Series B
5.00%, 06/01/19	20	23,610
Long Beach Unified School District GO
Series A
4.00%, 08/01/19	25	28,247
5.00%, 08/01/19	20	23,534
Los Altos Elementary School District GO
5.00%, 08/01/19	25	29,746
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/19	100	118,776
Series B
5.00%, 07/01/19	105	124,284
Series D
5.00%, 07/01/19	75	88,890
Los Angeles Department of Water & Power RB Electric Power & Light Revenues
Series A
5.00%, 07/01/19	200	236,732
Los Angeles Department of Water & Power RB Water Revenue
Series A
5.00%, 07/01/19	70	82,856
Los Angeles Unified School District GO
Series A
3.00%, 07/01/19	50	54,217

Security	Principal (000s)	Value

Series F
5.00%, 07/01/19	$50	$58,827
Series KRY
5.00%, 07/01/19	50	58,827
Metropolitan Water District of Southern California RB Water Revenue
Series A
5.00%, 07/01/19	25	29,566
Series B
5.00%, 07/01/19	100	118,264
Series C
5.00%, 07/01/19	50	59,132
Orange County Transportation Authority RB Highway Revenue Tolls
5.00%, 08/15/19	100	116,960
Placentia-Yorba Linda Unified School District GO
5.00%, 08/01/19	50	58,835
Port of Los Angeles RB Port Airport & Marina Revenue
Series A
5.00%, 08/01/19	25	29,590
Redding Joint Powers Financing Authority RB Water Revenue
Series A
5.00%, 06/01/19	50	58,826
Sacramento Municipal Utility District RB Electric Power & Light Revenues
Series Y
4.00%, 08/15/19	60	68,138
San Diego Community College District GO
5.00%, 08/01/19	50	59,275
San Diego County Regional Airport Authority RB Port Airport & Marina Revenue
Series A
5.00%, 07/01/19	35	40,703
San Diego Public Facilities Financing Authority RB Water Revenue
Series B
5.00%, 08/01/19	15	17,712

SCHEDULES OF INVESTMENTS	83

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 AMT-FREE MUNI BOND ETF

September 30, 2014

Security	Principal (000s)	Value

San Diego Unified School District GO
Series A
0.00%, 07/01/19	$100	$92,924
Series C-2
5.50%, 07/01/19	(AGM)	70	84,043
San Francisco Bay Area Rapid Transit District RB Sales Tax Revenue
5.00%, 07/01/19	90	106,346
San Francisco Unified School District GO
Series B
5.00%, 06/15/19	25	29,512
San Jose Financing Authority RB Lease Abatement
Series A
5.00%, 06/01/19	30	35,102
San Juan Unified School District GO
5.00%, 08/01/19	25	29,444
Santa Monica Community College District GO Series C
5.25%, 08/01/19	15	17,865
Santa Monica-Malibu Unified School District GO
0.00%, 08/01/19	65	60,549
Southern California Public Power Authority RB Electric Power & Light Revenues
5.00%, 07/01/19	20	23,592
Series A
4.00%, 07/01/19	120	136,010
5.00%, 07/01/19	85	100,266
Southern California Public Power Authority RB Miscellaneous Revenue
5.00%, 07/01/19	10	11,796
State of California GO
3.00%, 09/01/19	50	54,177
5.00%, 09/01/19	285	336,078
Series A
4.60%, 07/01/19	60	69,879
5.00%, 07/01/19	555	656,648
Ventura County Community College District GO
5.00%, 08/01/19	25	29,534

Security		Principal (000s)	Value

William S Hart Union High School District GO Series C
4.00%, 08/01/19		$20	$22,618

			4,175,977
COLORADO — 0.63%
City & County of Denver GO
Series A
5.00%, 08/01/19		70	82,670
University of Colorado Regents RB College & University Revenue
Series A
5.00%, 06/01/19		50	58,622
Series B
5.00%, 06/01/19		30	35,174

			176,466
CONNECTICUT — 1.12%
State of Connecticut GO
Series B
5.25%, 06/01/19	(AMBAC)	110	129,849
Series C
5.00%, 07/15/19		130	152,343
Series E
5.00%, 09/01/19		25	29,367

			311,559
DELAWARE — 0.53%
County of New Castle GO
Series A
5.00%, 07/15/19		25	29,513
Series B
5.00%, 07/15/19		25	29,513
Delaware Transportation Authority RB Fuel Sales Tax Revenue
Series A
5.00%, 07/01/19		75	88,392

			147,418
DISTRICT OF COLUMBIA — 0.51%
District of Columbia GO
Series A
5.00%, 06/01/19		20	23,360
Series B
5.25%, 06/01/19	(AGM-AMBAC)	100	117,928

			141,288

84	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 AMT-FREE MUNI BOND ETF

September 30, 2014

Security	Principal (000s)	Value

FLORIDA — 5.23%
Florida Department of Environmental Protection RB Sales Tax Revenue
Series B
5.00%, 07/01/19	$165	$193,047
Florida State Board of Education RB Lottery Revenue
Series E
5.00%, 07/01/19	80	93,921
Series F
5.00%, 07/01/19	140	164,361
Florida State Department of Transportation RB Highway Revenue Tolls
Series A
5.00%, 07/01/19	150	175,875
Florida Water Pollution Control Financing Corp. RB Miscellaneous Revenue
Series A
5.00%, 07/15/19	25	29,372
Florida’s Turnpike Enterprise RB Highway Revenue Tolls
Series A
5.00%, 07/01/19	20	23,450
Miami-Dade County Transit System RB Sales Surtax Revenue
Series A
5.00%, 07/01/19	30	34,978
Palm Beach County School District COP Lease Renewal
Series C
4.00%, 08/01/19	20	22,433
State of Florida GO
5.00%, 07/01/19	120	141,125
Series A
5.00%, 06/01/19	225	264,136
Series B
5.00%, 06/01/19	200	234,788
Series C
5.00%, 06/01/19	70	82,176

		1,459,662

Security		Principal (000s)	Value

GEORGIA — 2.32%
Georgia State Road & Tollway Authority RB Federal Grant Revenue
Series A
5.00%, 06/01/19		$70	$81,690
Georgia State Road & Tollway Authority RB Miscellaneous Taxes
Series A
5.00%, 06/01/19		100	116,650
Gwinnett County Water & Sewerage Authority RB Water Revenue
Series A
4.00%, 08/01/19	(GTD)	35	39,587
Metropolitan Atlanta Rapid Transit Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/19		115	135,011
State of Georgia GO
Series I
4.00%, 07/01/19		35	39,652
5.00%, 07/01/19		200	235,816

			648,406
HAWAII — 1.39%
City & County of Honolulu GO
Series B
5.25%, 07/01/19	(AGM)	20	23,751
City & County of Honolulu RB Wastewater Revenue
0.00%, 07/01/19	(NPFGC-FGIC)	30	27,473
Series A
4.00%, 07/01/19		60	67,679
Honolulu City & County Board of Water Supply RB Water System Revenue
Series A
5.00%, 07/01/19		30	35,220
State of Hawaii GO
Series DQ
5.00%, 06/01/19		30	35,263
Series DR
4.25%, 06/01/19		100	113,800
5.00%, 06/01/19		25	29,386
Series EH
4.00%, 08/01/19		50	56,453

			389,025

SCHEDULES OF INVESTMENTS	85

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 AMT-FREE MUNI BOND ETF

September 30, 2014

Security		Principal (000s)	Value

IDAHO — 0.21%
Ada & Canyon Counties Joint School District No. 2 Meridian GO
5.00%, 08/15/19	(GTD)	$50	$58,835

			58,835
ILLINOIS — 2.27%
Metropolitan Pier & Exposition Authority RB Miscellaneous Taxes
0.00%, 06/15/19	(NPFGC-FGIC)	75	67,503
Regional Transportation Authority RB Sales Tax Revenue
Series A
5.00%, 06/01/19	(AGM)	20	23,273
5.50%, 07/01/19	(NPFGC-FGIC)	50	59,418
State of Illinois GO
0.00%, 08/01/19		20	17,737
5.00%, 08/01/19		135	150,418
Series A
5.00%, 06/01/19		50	55,615
State of Illinois RB Sales Tax Revenue
5.00%, 06/15/19		100	116,597
Series A
4.00%, 06/15/19		75	84,038
Series B
5.00%, 06/15/19		50	58,299

			632,898
INDIANA — 0.38%
Indiana University RB College & University Revenue
Series U
5.00%, 08/01/19		15	17,669
Purdue University Trustees RB College & University Revenue
Series A
5.00%, 07/01/19		75	88,317

			105,986
IOWA — 0.86%
City of Des Moines GO
Series A
5.00%, 06/01/19		25	29,299
City of West Des Moines GO
Series A
4.25%, 06/01/19		50	57,071

Security		Principal (000s)	Value

Iowa Finance Authority RB Miscellaneous Revenue
5.00%, 08/01/19		$30	$35,399
State of Iowa RB General Fund
Series A
5.00%, 06/01/19		100	117,195

			238,964
KANSAS — 0.32%
State of Kansas Department of Transportation RB Fuel Sales Tax Revenue
Series A
3.00%, 09/01/19		55	59,814
Series B
5.00%, 09/01/19		25	29,572

			89,386
KENTUCKY — 0.92%
Kentucky Asset Liability Commission RB Appropriations
First Series
5.25%, 09/01/19	(NPFGC)	125	147,707
Kentucky State Property & Buildings Commission RB Lease Renewal
4.00%, 08/01/19		50	56,028
5.00%, 08/01/19		25	29,191
Kentucky Turnpike Authority RB Lease Renewal
Series A
5.00%, 07/01/19		20	23,450

			256,376
LOUISIANA — 0.08%
State of Louisiana RB Appropriations
5.00%, 09/01/19		20	23,494

			23,494
MAINE — 0.49%
State of Maine GO
4.25%, 06/01/19		100	114,044
Series B
5.00%, 06/01/19		20	23,489

			137,533
MARYLAND — 4.51%
County of Baltimore GO
5.00%, 08/01/19		120	141,720

86	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 AMT-FREE MUNI BOND ETF

September 30, 2014

Security	Principal (000s)	Value

County of Harford GO
4.00%, 07/01/19	$25	$28,274
Series A
5.00%, 07/01/19	15	17,656
County of Howard GO
Series B
5.00%, 08/15/19	125	147,477
County of Montgomery GO
Series A
5.00%, 07/01/19	50	58,954
5.00%, 08/01/19	50	59,050
Maryland State Transportation Authority RB Highway Revenue Tolls
Series A
5.00%, 07/01/19	90	105,752
State of Maryland GO
4.50%, 08/01/19	150	173,478
5.00%, 08/01/19	25	29,525
Second Series E
5.00%, 08/01/19	100	118,100
Series B
4.50%, 08/01/19	100	115,754
5.25%, 08/15/19	145	173,089
Washington Suburban Sanitary District GO
5.00%, 06/01/19	75	88,276

		1,257,105
MASSACHUSETTS — 5.73%
Commonwealth of Massachusetts GOL
Series A
5.25%, 08/01/19	175	208,213
Series B
5.00%, 08/01/19	190	223,835
Series D
5.50%, 08/01/19	50	60,075
Massachusetts Bay Transportation Authority RB Sales Tax Revenue
Series A
5.25%, 07/01/19	130	154,913
Series B
5.25%, 07/01/19	195	232,370

Security		Principal (000s)	Value

Massachusetts School Building Authority RB Sales Tax Revenue
Series B
4.00%, 08/15/19		$35	$39,659
5.00%, 08/15/19		195	230,166
Massachusetts Water Pollution Abatement Trust RB Federal Grant Revenue
3.00%, 08/01/19		25	27,130
Massachusetts Water Pollution Abatement Trust RB Water Revenue
5.25%, 08/01/19		85	101,382
Series A
5.25%, 08/01/19		200	238,546
Massachusetts Water Resources Authority RB Water Revenue
Series B
5.00%, 08/01/19	(GOI)	20	23,589
Series J
5.25%, 08/01/19	(AGM)	50	59,559

			1,599,437
MICHIGAN — 0.99%
Michigan Finance Authority RB Miscellaneous Revenue
Series A
5.00%, 07/01/19		235	275,892

			275,892
MINNESOTA — 1.92%
State of Minnesota GO
5.00%, 08/01/19	(ETM)	5	5,902
5.00%, 08/01/19		95	112,097
Series C
5.00%, 08/01/19		35	41,299
Series D
5.00%, 08/01/19		50	58,998
Series E
4.00%, 08/01/19		125	141,634
5.00%, 08/01/19		100	117,997
State of Minnesota RB Lease Appropriation
Series A
5.00%, 06/01/19		50	58,597

			536,524

SCHEDULES OF INVESTMENTS	87

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 AMT-FREE MUNI BOND ETF

September 30, 2014

Security	Principal (000s)	Value

MISSOURI — 0.21%
Missouri State Environmental Improvement & Energy Resources Authority RB Federal Grant Revenue
5.25%, 07/01/19	$50	$59,506

		59,506
NEBRASKA — 0.30%
City of Lincoln RB Water Revenue
4.00%, 08/15/19	75	84,755

		84,755
NEVADA — 0.83%
Clark County School District GOL
Series A
5.00%, 06/15/19	50	58,448
County of Clark RB Port Airport & Marina Revenue
5.00%, 07/01/19	50	58,272
Series D
4.50%, 07/01/19	15	17,145
Nevada System of Higher Education RB College & University Revenue
Series B
4.00%, 07/01/19	15	16,920
State of Nevada GOL
5.00%, 06/01/19	30	35,129
5.00%, 08/01/19	15	17,622
Series C
5.00%, 08/01/19	25	29,371

		232,907
NEW HAMPSHIRE — 0.46%
New Hampshire Municipal Bond Bank RB Miscellaneous Revenue
Series A
5.00%, 08/15/19	10	11,777
State of New Hampshire GO
Series A
5.00%, 07/01/19	100	117,705

		129,482
NEW JERSEY — 3.30%
New Jersey Economic Development Authority RB Miscellaneous Revenue
Series PP
5.00%, 06/15/19	195	220,974

Security		Principal (000s)	Value

New Jersey Economic Development Authority RB Tobacco & Liquor Taxes
4.00%, 06/15/19		$50	$54,729
New Jersey Environmental Infrastructure Trust RB Miscellaneous Revenue
5.25%, 09/01/19		80	95,542
Series C
5.00%, 09/01/19		25	29,559
New Jersey Transportation Trust Fund Authority RB Appropriations
Series AA
5.00%, 06/15/19		75	84,990
New Jersey Transportation Trust Fund Authority RB Miscellaneous Revenue
Series B
5.00%, 06/15/19		100	113,320
State of New Jersey COP Lease Appropriation
Series A
5.00%, 06/15/19		25	28,729
State of New Jersey GO
5.00%, 08/01/19		135	156,466
Series L
5.25%, 07/15/19	(AMBAC)	50	58,485
Series N
5.50%, 07/15/19	(NPFGC)	65	77,076

			919,870
NEW MEXICO — 1.75%
City of Albuquerque RB Miscellaneous Taxes
Series B
5.00%, 07/01/19		35	41,161
New Mexico Finance Authority RB Federal Grant Revenue
4.00%, 06/15/19		225	253,870
State of New Mexico RB Miscellaneous Taxes
Series A
5.00%, 07/01/19		115	135,245

88	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 AMT-FREE MUNI BOND ETF

September 30, 2014

Security	Principal (000s)	Value

State of New Mexico Severance Tax Permanent Fund RB Miscellaneous Taxes
Series A
5.00%, 07/01/19	$50	$58,802

489,078
NEW YORK — 11.18%
City of New York GO
Series 1
5.00%, 08/01/19	15	17,552
Series A
5.00%, 08/01/19	45	52,655
Series B
4.00%, 08/01/19	200	224,692
5.00%, 08/01/19	15	17,552
Series C
4.00%, 08/01/19	50	56,173
5.00%, 08/01/19	75	87,759
Series D
5.00%, 08/01/19	200	234,024
Series E
5.00%, 08/01/19	260	304,231
Series H
5.00%, 08/01/19	40	46,805
Series I
5.00%, 08/01/19	225	263,277
Series I-1
5.00%, 08/01/19	50	58,506
Series J
5.00%, 08/01/19	100	117,012
Series K
5.00%, 08/01/19	40	46,805
County of Orange GOL
Series B
4.00%, 07/01/19	50	56,374
Long Island Power Authority RB Electric Power & Light Revenues
0.00%, 06/01/19	(AGM)	35	32,395
Monroe County Industrial Development Corp. RB College & University Revenue
Series A
5.00%, 07/01/19	75	87,522

Security		Principal (000s)	Value

New York City Municipal Water Finance Authority RB Water Revenue
Series EE
5.00%, 06/15/19		$250	$293,207
New York City Transitional Finance Authority RB Income Tax Revenue
Series A-1
5.00%, 08/01/19		25	29,379
New York City Transitional Finance Authority RB Miscellaneous Revenue
Series S-1A
5.00%, 07/15/19	(SAW)	100	117,176
New York City Transitional Finance Authority RB Sales Tax Revenue
Series A-3
5.00%, 08/01/19		105	123,391
New York State Dormitory Authority RB College & University Revenue
Series A
5.00%, 07/01/19		70	82,146
5.00%, 07/01/19	(GOI)	50	58,878
New York State Dormitory Authority RB Income Tax Revenue
Series E
5.00%, 08/15/19		165	194,370
New York State Dormitory Authority RB Miscellaneous Revenue
5.00%, 07/01/19		25	29,174
5.00%, 07/01/19	(SAP)	65	75,950
5.50%, 07/01/19	(NPFGC-FGIC)	20	23,879
New York State Environmental Facilities Corp. RB Water Revenue
5.00%, 06/15/19		220	258,685
Series A
5.00%, 06/15/19		100	117,584
Port Authority of New York & New Jersey RB Port Airport & Marina Revenue
5.20%, 09/01/19		10	11,887

			3,119,040

SCHEDULES OF INVESTMENTS	89

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 AMT-FREE MUNI BOND ETF

September 30, 2014

Security	Principal (000s)	Value

NORTH CAROLINA — 2.92%
City of Charlotte GO
Series A
5.00%, 07/01/19	$110	$129,699
City of Charlotte RB Water & Sewer Revenue
Series B
4.00%, 07/01/19	20	22,579
City of Greensboro RB Water Revenue
5.25%, 06/01/19	35	41,432
County of Forsyth GO
Series E
4.00%, 07/01/19	75	84,969
County of Mecklenburg GO
Series A
4.00%, 08/01/19	100	113,408
State of North Carolina GO
Series A
5.00%, 06/01/19	300	353,106
Series B
5.00%, 06/01/19	60	70,621

		815,814
OHIO — 2.17%
City of Columbus GO
Series A
5.00%, 08/15/19	145	171,375
County of Franklin GOL
1.50%, 06/01/19	75	76,498
Ohio State Water Development Authority RB Water Revenue
5.25%, 06/01/19	25	29,669
Series B
5.00%, 06/01/19	40	47,018
State of Ohio GO
5.00%, 08/01/19	35	41,119
Series A
5.00%, 08/01/19	50	58,895
Series B
5.00%, 08/01/19	70	82,453
Series C
5.00%, 08/01/19	85	99,860

		606,887

Security		Principal (000s)	Value

OKLAHOMA — 0.67%
Oklahoma Capital Improvement Authority RB Appropriations
Series A
2.00%, 07/01/19		$50	$51,725
Oklahoma Capital Improvement Authority RB Lease Appropriation
Series B
5.00%, 07/01/19		35	41,002
Oklahoma Capital Improvement Authority RB Miscellaneous Revenue
Series A
5.00%, 07/01/19		35	40,931
Oklahoma City Water Utilities Trust RB Water Revenue
5.00%, 07/01/19		45	52,899

			186,557
OREGON — 0.55%
Clackamas & Washington Counties School District No. 3 GO
Series A
0.00%, 06/15/19	(NPFGC-FGIC)	25	23,409
Metro GO
Series A
5.00%, 06/01/19		20	23,540
Portland Community College District GO
5.00%, 06/15/19		90	105,789

			152,738
PENNSYLVANIA — 4.66%
Commonwealth of Pennsylvania GO
5.38%, 07/01/19	(NPFGC)	175	208,028
First Series
5.00%, 06/01/19		15	17,542
5.00%, 07/01/19		175	205,011
Second Series
5.00%, 07/01/19		70	82,004
County of Butler GO
5.00%, 07/15/19		25	29,399
County of Chester GO
Series C
5.00%, 07/15/19		20	23,579

90	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 AMT-FREE MUNI BOND ETF

September 30, 2014

Security	Principal (000s)	Value

Delaware County Authority RB College & University Revenue
5.00%, 08/01/19	$100	$117,336
Pennsylvania Economic Development Financing Authority RB Miscellaneous Revenue
Series A
5.00%, 07/01/19	275	323,411
Pennsylvania Higher Educational Facilities Authority RB College & University Revenue
Series A
5.00%, 09/01/19	135	159,547
Series AJ
5.00%, 06/15/19	10	11,674
Pennsylvania Intergovernmental Cooperation Authority RB Special Tax Revenue
5.00%, 06/15/19	105	122,903

1,300,434
RHODE ISLAND — 0.32%
Rhode Island Health & Educational Building Corp. RB College & University Revenue
5.00%, 09/01/19	75	88,598

88,598
SOUTH CAROLINA — 0.29%
South Carolina State Ports Authority RB Port Airport & Marina Revenue
5.00%, 07/01/19	50	57,848
State of South Carolina GO
Series A
5.00%, 07/01/19	(SAW)	20	23,582

81,430
TENNESSEE — 0.64%
Metropolitan Government of Nashville & Davidson County GO
Series D
4.00%, 07/01/19	70	78,993
State of Tennessee GO
Series A
5.00%, 08/01/19	35	41,335
5.00%, 09/01/19	50	59,144

179,472

Security		Principal (000s)	Value

TEXAS — 8.74%
City of Austin GOL
Series A
5.00%, 09/01/19		$125	$147,991
City of Corpus Christi RB Water Revenue
5.00%, 07/15/19		20	23,437
City of El Paso GOL
5.00%, 08/15/19		25	29,379
City of San Antonio GOL
Series A
5.00%, 08/01/19		80	94,356
County of Bexar GOL
5.00%, 06/15/19		100	117,895
County of Harris GO
Series C
5.25%, 08/15/19	(AGM)	25	29,765
County of Tarrant GOL
5.00%, 07/15/19		20	23,569
Dallas Independent School District GO
5.00%, 08/15/19	(PSF)	100	118,047
Fort Bend Independent School District GO
5.00%, 08/15/19	(PSF)	50	59,023
Grapevine-Colleyville Independent School District GO
Series A
5.00%, 08/15/19	(PSF)	25	29,512
Keller Independent School District GO
0.00%, 08/15/19	(PSF)	50	46,686
Klein Independent School District GO
Series A
4.00%, 08/01/19	(PSF)	100	113,282
Leander Independent School District GO
4.00%, 08/15/19	(PSF)	140	158,654
Lewisville Independent School District GO
Series A
4.00%, 08/15/19	(PSF)	40	45,330
5.00%, 08/15/19	(PSF)	55	64,926

SCHEDULES OF INVESTMENTS	91

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 AMT-FREE MUNI BOND ETF

September 30, 2014

Security		Principal (000s)	Value

Mesquite Independent School District GO
Series B
4.00%, 08/15/19	(PSF)	$100	$113,324
5.00%, 08/15/19	(PSF)	10	11,805
North Texas Municipal Water District RB Sewer Revenue
5.00%, 06/01/19		40	46,818
North Texas Municipal Water District RB Water Revenue
5.00%, 09/01/19		40	47,357
Northside Independent School District GO
5.00%, 08/15/19	(PSF)	75	88,535
Round Rock Independent School District GO
Series A
5.00%, 08/01/19		30	35,391
State of Texas GO
5.00%, 08/01/19		60	70,922
Series B
5.00%, 08/01/19		200	236,406
Series C
5.00%, 08/01/19		40	47,281
Tarrant Regional Water District RB Water Revenue
5.00%, 09/01/19		150	177,195
6.00%, 09/01/19		50	61,232
Texas A&M University Board of Regents RB College & University Revenue
Series A
5.00%, 07/01/19		25	29,426
Texas State Turnpike Authority RB Highway Revenue Tolls
Series A
0.00%, 08/15/19	(AMBAC)	60	55,055
Texas Water Development Board RB Water Revenue
4.00%, 07/15/19		60	67,710

Security	Principal (000s)	Value

University of Texas System Board of Regents RB College & University Revenue
Series A
4.00%, 08/15/19	$65	$73,685
5.00%, 08/15/19	15	17,713
Series B
4.00%, 08/15/19	35	39,676
5.00%, 08/15/19	100	118,086

2,439,469
UTAH — 0.89%
Intermountain Power Agency RB Electric Power & Light Revenues
Series A
5.00%, 07/01/19	35	40,949
State of Utah GO
Series A
5.00%, 07/01/19	125	147,449
Series C
5.00%, 07/01/19	50	58,980

247,378
VIRGINIA — 2.41%
City of Alexandria GO
Series A
4.50%, 06/15/19	(SAW)	50	57,756
Commonwealth of Virginia GO
Series D
5.00%, 06/01/19	100	117,702
County of Fairfax RB Sewer Revenue
5.00%, 07/15/19	50	59,000
Virginia Public Building Authority RB Appropriations
Series B
4.00%, 08/01/19	50	56,453
Virginia Public Building Authority RB Miscellaneous Revenue
Series A
5.00%, 08/01/19	75	88,188
Virginia Public School Authority RB Miscellaneous Revenue
Series A
5.00%, 08/01/19	(SAW)	20	23,537

92	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 AMT-FREE MUNI BOND ETF

September 30, 2014

Security	Principal (000s)	Value

Series B
4.00%, 08/01/19	(SAW)	$25	$28,251
Series C
4.00%, 08/01/19	(SAW)	110	124,305
5.00%, 08/01/19	(SAW)	100	117,687

672,879
WASHINGTON — 5.19%
City of Seattle GOL
Series B
5.00%, 08/01/19	100	117,945
City of Seattle RB Electric Power & Light Revenues
5.00%, 07/01/19	100	117,401
Series A
5.00%, 06/01/19	25	29,299
City of Seattle RB Water Revenue
Series B
4.50%, 08/01/19	50	57,724
County of King GOL
Series B
5.00%, 06/01/19	35	41,088
Energy Northwest RB Electric Power & Light Revenues
Series A
5.00%, 07/01/19	230	269,790
State of Washington COP Lease Abatement
4.00%, 07/01/19	50	55,785
State of Washington GO
5.00%, 07/01/19	320	376,333
Series 2010B
5.00%, 08/01/19	70	82,453
Series 2010C
5.00%, 08/01/19	35	41,226
Series D
5.00%, 07/01/19	65	76,443
Series R
5.00%, 07/01/19	30	35,281
State of Washington RB Appropriations
5.00%, 09/01/19	125	146,640

1,447,408

Security		Principal or Shares (000s)	Value

WISCONSIN — 1.73%
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB Water Revenue
Series 2
5.00%, 06/01/19		$135	$158,214
State of Wisconsin RB Miscellaneous Revenue
Series I
5.00%, 07/01/19	(NPFGC)	175	206,073
State of Wisconsin RB Water Revenue
5.00%, 06/01/19		75	87,896
Wisconsin Department of Transportation RB Miscellaneous Revenue Series 1
5.00%, 07/01/19		25	29,439

			481,622

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $27,419,450)			27,577,182

SHORT-TERM INVESTMENTS — 0.40%

MONEY MARKET FUNDS — 0.40%
BlackRock Liquidity Funds: MuniFund, Institutional Shares
0.02%[a,b]		111	110,541

			110,541

TOTAL SHORT-TERM INVESTMENTS
(Cost: $110,541)			110,541

SCHEDULES OF INVESTMENTS	93

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 AMT-FREE MUNI BOND ETF

September 30, 2014

Value

TOTAL INVESTMENTS IN SECURITIES — 99.22%
(Cost: $27,529,991)	$27,687,723
Other Assets, Less Liabilities — 0.78%	217,307

NET ASSETS — 100.00%	$27,905,030

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAP  —  Subject to Appropriations

SAW  —  State Aid Withholding

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Assurance Corp.

FGIC  —  Financial Guaranty Insurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

94	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® iBONDS® SEP 2020 AMT-FREE MUNI BOND ETF

September 30, 2014

Security		Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 98.58%

ALABAMA — 1.10%
Alabama Federal Aid Highway Finance Authority RB Federal Grant Revenue
5.00%, 09/01/20		$20	$23,730
City of Huntsville GO
Series A
4.00%, 09/01/20		10	11,404
State of Alabama GO
Series A
5.00%, 08/01/20		40	47,947

			83,081
ALASKA — 0.39%
State of Alaska GO
Series A
4.00%, 08/01/20		15	17,167
Series B
5.00%, 08/01/20		10	12,002

			29,169
ARIZONA — 1.25%
Phoenix Civic Improvement Corp. RB Port Airport & Marina Revenue
Series A
3.50%, 07/01/20		10	10,954
Phoenix Civic Improvement Corp. RB Sales Tax Revenue
5.00%, 07/01/20		20	23,723
Phoenix Civic Improvement Corp. RB Sewer Revenue
5.00%, 07/01/20		50	59,489

			94,166
CALIFORNIA — 16.32%
Acalanes Union High School District GO
4.00%, 08/01/20		20	23,059
California Educational Facilities Authority RB College & University Revenue
5.25%, 09/01/20	(AMBAC)	20	24,169
California State Public Works Board RB Lease Abatement
5.00%, 06/01/20		30	35,662

Security		Principal (000s)	Value

Series A
5.00%, 09/01/20		$30	$35,806
City & County of San Francisco GO
Series R1
5.00%, 06/15/20		200	240,214
City of Los Angeles GO
Series B
5.00%, 09/01/20		15	18,032
Coast Community College District GO
0.00%, 08/01/20	(NPFGC)	25	22,203
East Bay Municipal Utility District RB Sewer Revenue
Series A
5.00%, 06/01/20		20	24,005
East Side Union High School District GO
4.00%, 08/01/20		40	45,195
Foothill-De Anza Community College District GO
5.25%, 08/01/20	(NPFGC-FGIC)	25	30,488
Fremont Unified School District GO
Series B
5.00%, 08/01/20		20	23,981
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue
5.00%, 07/01/20		100	120,630
Series B
5.00%, 06/01/20		95	114,428
Los Angeles Department of Water & Power RB Electric Power & Light Revenues
Series A
5.00%, 07/01/20		60	72,119
Series B
5.00%, 07/01/20		10	12,020
Orange County Transportation Authority RB Highway Revenue Tolls
5.00%, 08/15/20		20	23,664
Sacramento Municipal Utility District RB Electric Power & Light Revenues
Series B
5.00%, 08/15/20		15	17,997

SCHEDULES OF INVESTMENTS	95

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2020 AMT-FREE MUNI BOND ETF

September 30, 2014

Security	Principal (000s)	Value

Series Y
5.00%, 08/15/20	$20	$23,934
San Francisco Unified School District GO
Series E
5.00%, 06/15/20	20	23,961
Santa Monica Community College District GO
5.00%, 08/01/20	25	30,022
Southern California Public Power Authority RB Electric Power & Light Revenues
4.00%, 07/01/20	20	22,882
State of California GO
4.00%, 09/01/20	100	114,026
5.00%, 09/01/20	100	119,667
Ventura County Community College District GO
5.00%, 08/01/20	10	12,040

		1,230,204
CONNECTICUT — 3.34%
State of Connecticut GO
Series B
5.25%, 06/01/20	200	240,432
Town of Darien GO
4.00%, 08/01/20	10	11,432

		251,864
DELAWARE — 1.66%
Delaware Transportation Authority RB Fuel Sales Tax Revenue
5.00%, 07/01/20	35	41,856
Delaware Transportation Authority RB Transit Revenue
5.00%, 09/01/20	60	71,339
State of Delaware GO
5.00%, 07/01/20	10	11,992

		125,187
FLORIDA — 4.78%
County of Palm Beach RB Appropriations
4.00%, 06/01/20	30	33,849
5.00%, 06/01/20	25	29,706

Security		Principal (000s)	Value

Florida State Board of Education RB Miscellaneous Revenue
Series E
5.00%, 07/01/20		$120	$142,629
Florida State Department of Environmental Protection RB Sales Tax Revenue
Series B
5.00%, 07/01/20		20	23,669
Miami-Dade County Transit System RB Sales Surtax Revenue
5.00%, 07/01/20		60	70,717
State of Florida GO
5.00%, 07/01/20		10	11,928
Series A
5.00%, 06/01/20		40	47,649

			360,147
GEORGIA — 1.59%
State of Georgia GO
Series I
5.00%, 07/01/20		100	119,862

			119,862
ILLINOIS — 1.22%
Metropolitan Pier & Exposition Authority RB Miscellaneous Taxes
0.00%, 06/15/20	(NPFGC-FGIC)	25	21,422
Regional Transportation Authority RB Sales Tax Revenue
Series A
5.50%, 07/01/20	(NPFGC-GOI)	10	12,041
6.00%, 07/01/20	(NPFGC)	15	18,442
State of Illinois RB Sales Tax Revenue
4.00%, 06/15/20		25	28,095
5.00%, 06/15/20		10	11,780

			91,780
INDIANA — 1.17%
Indiana University RB College & University Revenue
Series U
5.00%, 08/01/20		25	29,859

96	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2020 AMT-FREE MUNI BOND ETF

September 30, 2014

Security		Principal (000s)	Value

Indianapolis Local Public Improvement Bond Bank RB Miscellaneous Revenue
Series D
5.00%, 06/01/20		$50	$58,544

			88,403
IOWA — 0.39%
Iowa Finance Authority RB Miscellaneous Revenue
Series A
5.00%, 08/01/20		10	11,991
State of Iowa RB Miscellaneous Revenue
5.00%, 06/15/20		15	17,780

			29,771
KANSAS — 0.32%
State of Kansas Department of Transportation RB Fuel Sales Tax Revenue
Series B
5.00%, 09/01/20		20	23,975

			23,975
KENTUCKY — 0.71%
Kentucky State Property & Buildings Commission RB Lease Renewal
5.00%, 08/01/20		35	41,314
Kentucky State Property & Buildings Commission RB Lease Revenue
5.50%, 08/01/20	(AMBAC)	10	12,068

			53,382
MAINE — 0.32%
Maine Turnpike Authority RB Highway Revenue Tolls
5.00%, 07/01/20		20	23,808

			23,808
MARYLAND — 2.94%
County of Baltimore GO
5.00%, 08/01/20		25	30,007
Maryland State Transportation Authority RB Highway Revenue Tolls
Series A
5.00%, 07/01/20		25	29,684

Security	Principal (000s)	Value

State of Maryland GO
5.00%, 08/01/20	$65	$78,018
Washington Suburban Sanitary District GO
5.00%, 06/01/20	70	83,782

221,491
MASSACHUSETTS — 8.23%
Commonwealth of Massachusetts GOL
Series A
5.25%, 08/01/20	50	60,475
Series B
5.25%, 08/01/20	100	120,950
Massachusetts Bay Transportation Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/20	15	17,956
5.25%, 07/01/20	50	60,543
Series B
5.25%, 07/01/20	65	78,705
Massachusetts School Building Authority RB Sales Tax Revenue
Series B
5.00%, 08/15/20	35	41,892
Massachusetts Water Pollution Abatement Trust RB Miscellaneous Revenue
5.00%, 08/01/20	200	240,054

620,575
MICHIGAN — 0.16%
Michigan State University RB College & University Revenue
Series A
5.00%, 08/15/20	10	11,932

11,932
MINNESOTA — 3.46%
State of Minnesota GO
5.00%, 08/01/20	(ETM)	5	5,998
5.00%, 08/01/20	70	83,853
Series B
4.00%, 08/01/20	150	171,321

261,172

SCHEDULES OF INVESTMENTS	97

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2020 AMT-FREE MUNI BOND ETF

September 30, 2014

Security	Principal (000s)	Value

MISSOURI — 0.56%
Missouri State Environmental Improvement & Energy Resources Authority RB Water Revenue
5.00%, 07/01/20	$35	$41,930

		41,930
NEBRASKA — 0.40%
University of Nebraska RB College & University Revenue
5.00%, 07/01/20	25	29,836

		29,836
NEVADA — 0.94%
County of Clark RB Port Airport & Marina Revenue
5.00%, 07/01/20	20	23,548
State of Nevada GOL
Series C
5.00%, 06/01/20	30	35,593
Washoe County School District GOL
Series F
5.00%, 06/01/20	10	11,823

		70,964
NEW HAMPSHIRE — 0.89%
New Hampshire Municipal Bond Bank RB Miscellaneous Revenue
Series B
5.00%, 08/15/20	10	11,907
State of New Hampshire GO
Series A
3.50%, 07/01/20	50	55,565

		67,472
NEW JERSEY — 3.22%
New Jersey Building Authority RB Lease Appropriation
Series A
3.00%, 06/15/20	25	25,863
New Jersey Economic Development Authority RB Miscellaneous Revenue
Series EE
5.00%, 09/01/20	20	22,856

Security	Principal (000s)	Value

New Jersey Economic Development Authority RB Tobacco & Liquor Taxes
5.00%, 06/15/20	$30	$34,501
New Jersey Educational Facilities Authority RB Appropriations
5.00%, 09/01/20	30	34,350
New Jersey Transportation Trust Fund Authority RB Appropriations
Series AA
5.00%, 06/15/20	60	68,445
5.00%, 06/15/20	(SAP)	25	28,519
State of New Jersey GO
Series Q
4.00%, 08/15/20	25	27,897

242,431
NEW MEXICO — 2.35%
New Mexico Finance Authority RB Federal Grant Revenue
Series B
5.00%, 06/15/20	75	89,463
State of New Mexico Severance Tax Permanent Fund RB Miscellaneous Taxes
Series A
5.00%, 07/01/20	50	59,489
Series B
4.00%, 07/01/20	25	28,344

177,296
NEW YORK — 11.55%
City of New York GO
Series B
3.00%, 08/01/20	30	32,133
4.00%, 08/01/20	55	61,953
5.00%, 08/01/20	200	236,344
Series C
3.00%, 08/01/20	25	26,778
Series E
4.00%, 08/01/20	20	22,528
Series G
5.00%, 08/01/20	15	17,726
Series I-1
5.00%, 08/01/20	80	94,538

98	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2020 AMT-FREE MUNI BOND ETF

September 30, 2014

Security		Principal (000s)	Value

New York City Transitional Finance Authority RB Income Tax Revenue
Series A-1
5.00%, 08/01/20		$100	$119,054
Series S-1
5.00%, 07/15/20	(SAW)	10	11,868
New York State Dormitory Authority RB College & University Revenue
4.13%, 07/01/20		25	28,177
Series A
5.00%, 07/01/20		75	88,704
New York State Dormitory Authority RB Miscellaneous Revenue
5.00%, 07/01/20	(SAP)	35	41,410
New York State Environmental Facilities Corp. RB Water Revenue
5.00%, 06/15/20		45	53,668
Series A
5.00%, 06/15/20		10	11,926
Suffolk County Water Authority RB Water Revenue
5.00%, 06/01/20		20	23,635

			870,442
NORTH CAROLINA — 3.51%
City of Charlotte GO
Series A
5.00%, 07/01/20		5	5,993
County of New Hanover GO
Series A
5.00%, 06/01/20		25	29,892
State of North Carolina GO
Series 2013D
4.00%, 06/01/20		200	228,508

			264,393
OHIO — 3.47%
City of Columbus GOL
4.00%, 08/15/20		100	114,185
State of Ohio GO
Series B
4.00%, 08/01/20		25	28,392
5.00%, 08/01/20		100	119,434

			262,011

Security	Principal (000s)	Value

OKLAHOMA — 0.55%
Oklahoma Capital Improvement Authority RB Miscellaneous Revenue
Series A
5.00%, 07/01/20	$35	$41,431

		41,431
OREGON — 1.43%
Metro GO
Series A
5.00%, 06/01/20	55	65,763
Portland Community College District GO
5.00%, 06/15/20	25	29,814
State of Oregon GO
Series N
5.00%, 08/01/20	10	12,003

		107,580
PENNSYLVANIA — 3.30%
Commonwealth of Pennsylvania GO
First Series
5.00%, 06/01/20	25	29,616
Second Series
5.00%, 07/01/20	150	177,923
Pennsylvania Intergovernmental Cooperation Authority RB Special Tax Revenue
5.00%, 06/15/20	35	41,529

		249,068
TENNESSEE — 0.79%
Metropolitan Government of Nashville & Davidson County GO
Series D
5.00%, 07/01/20	50	59,520

		59,520
TEXAS — 7.22%
City of Irving RB Waterworks & Sewer Revenue
4.50%, 08/15/20	10	11,628
Del Mar College District GOL
5.00%, 08/15/20	20	23,976

SCHEDULES OF INVESTMENTS	99

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2020 AMT-FREE MUNI BOND ETF

September 30, 2014

Security		Principal (000s)	Value

Grapevine-Colleyville Independent School District GO
Series A
5.00%, 08/15/20		$35	$41,719
Hays Consolidated Independent School District GO
5.00%, 08/15/20	(PSF)	25	29,876
Lewisville Independent School District GO
0.00%, 08/15/20	(PSF)	20	18,128
Series A
5.00%, 08/15/20	(PSF)	10	11,951
Mesquite Independent School District GO
Series B
4.00%, 08/15/20	(PSF)	25	28,476
North Texas Municipal Water District RB Water Revenue
5.00%, 09/01/20		110	131,267
Permanent University Fund RB College & University Revenue
Series B
5.00%, 07/01/20		45	53,718
Socorro Independent School District GO
Series A
5.00%, 08/15/20	(PSF)	25	29,876
State of Texas GO
5.00%, 08/01/20		30	35,960
Series B
5.00%, 08/01/20		25	29,967
Texas State Turnpike Authority RB Highway Revenue Tolls
Series A
0.00%, 08/15/20	(AMBAC)	50	44,252
Texas Tech University Board of Regents RB College & University Revenue
Series A
5.00%, 08/15/20		10	11,895
University of Texas System Board of Regents RB College & University Revenue
Series A
5.00%, 08/15/20		35	41,993

			544,682

Security		Principal (000s)	Value

VIRGINIA — 2.52%
City of Newport News GO
Series A
5.00%, 07/01/20		$50	$59,641
5.00%, 07/15/20	(SAW)	20	23,871
County of Henrico GO
5.00%, 08/01/20		25	30,007
Series A
4.00%, 08/01/20		15	17,167
Virginia College Building Authority RB College & University Revenue
Series 2
5.00%, 09/01/20	(ST)	25	29,755
Virginia Public Building Authority RB Appropriations
Series B
5.00%, 08/01/20		25	29,781

			190,222
WASHINGTON — 5.90%
City of Seattle RB Sewer Revenue
5.00%, 09/01/20		40	47,708
County of Pierce GOL
Series A
5.00%, 07/01/20		35	41,600
Energy Northwest RB Nuclear Revenue
Series A
5.00%, 07/01/20		120	142,628
Pierce County School District No. 10 Tacoma GO
4.00%, 06/01/20	(GTD)	20	22,741
Port of Seattle RB Port Airport & Marina Revenue
5.50%, 09/01/20	(NPFGC)	30	36,305
State of Washington COP Lease Appropriation
5.00%, 07/01/20	(ST)	50	59,186
State of Washington GO
Series R-2011B
5.00%, 07/01/20		10	11,898
Series R-2014A
5.00%, 07/01/20		25	29,744

100	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2020 AMT-FREE MUNI BOND ETF

September 30, 2014

Security	Principal or Shares (000s)	Value

State of Washington RB Appropriations
5.00%, 09/01/20	$20	$23,631
State of Washington RB Federal Grant Revenue
5.00%, 09/01/20	25	29,570

		445,011
WISCONSIN — 0.63%
Wisconsin Department of Transportation RB Miscellaneous Revenue
Series 1
5.00%, 07/01/20	30	35,839
Series A
5.00%, 07/01/20	10	11,947

		47,786

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $7,436,024)		7,432,044

SHORT-TERM INVESTMENTS — 0.58%

MONEY MARKET FUNDS — 0.58%
BlackRock Liquidity Funds: MuniFund, Institutional Shares
0.02%[a,b]	44	43,516

		43,516

TOTAL SHORT-TERM INVESTMENTS
(Cost: $43,516)		43,516

TOTAL INVESTMENTS IN SECURITIES — 99.16%
(Cost: $7,479,540)		7,475,560
Other Assets, Less Liabilities — 0.84%		63,285

NET ASSETS — 100.00%		$7,538,845

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAP  —  Subject to Appropriations

SAW  —  State Aid Withholding

ST  —  Special Tax

Insured by:

AMBAC  —  Ambac Assurance Corp.

FGIC  —  Financial Guaranty Insurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	101

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

September 30, 2014

	iShares iBonds Sep 2015 AMT-Free Muni Bond ETF	iShares iBonds Sep 2016 AMT-Free Muni Bond ETF	iShares iBonds Sep 2017 AMT-Free Muni Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$103,967,030	$125,527,164	$142,206,976
Affiliated (Note 2)	201,081	226,803	396,728

Total cost of investments	$104,168,111	$125,753,967	$142,603,704

Investments in securities, at fair value (Note 1):
Unaffiliated	$104,506,718	$126,787,493	$144,355,889
Affiliated (Note 2)	201,081	226,803	396,728

Total fair value of investments	104,707,799	127,014,296	144,752,617
Receivables:
Interest	1,109,677	1,260,070	1,432,823

Total Assets	105,817,476	128,274,366	146,185,440

LIABILITIES
Payables:
Investment advisory fees (Note 2)	15,654	18,902	21,273

Total Liabilities	15,654	18,902	21,273

NET ASSETS	$105,801,822	$128,255,464	$146,164,167

Net assets consist of:
Paid-in capital	$105,216,250	$127,019,836	$144,172,420
Undistributed net investment income	70,935	94,363	135,127
Accumulated net realized loss	(25,051)	(119,064)	(292,293)
Net unrealized appreciation	539,688	1,260,329	2,148,913

NET ASSETS	$105,801,822	$128,255,464	$146,164,167

Shares outstanding[a]	2,000,000	2,400,000	2,650,000

Net asset value per share	$52.90	$53.44	$55.16

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

102	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2014

	iShares iBonds Sep 2018 AMT-Free Muni Bond ETF	iShares iBonds Sep 2019 AMT-Free Muni Bond ETF	iShares iBonds Sep 2020 AMT-Free Muni Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$65,035,102	$27,419,450	$7,436,024
Affiliated (Note 2)	146,135	110,541	43,516

Total cost of investments	$65,181,237	$27,529,991	$7,479,540

Investments in securities, at fair value (Note 1):
Unaffiliated	$65,634,288	$27,577,182	$7,432,044
Affiliated (Note 2)	146,135	110,541	43,516

Total fair value of investments	65,780,423	27,687,723	7,475,560
Receivables:
Interest	636,816	250,576	64,250

Total Assets	66,417,239	27,938,299	7,539,810

LIABILITIES
Payables:
Investment securities purchased	—	29,642	—
Investment advisory fees (Note 2)	9,616	3,627	965

Total Liabilities	9,616	33,269	965

NET ASSETS	$66,407,623	$27,905,030	$7,538,845

Net assets consist of:
Paid-in capital	$65,806,012	$27,724,070	$7,534,341
Undistributed net investment income	58,181	23,116	8,484
Undistributed net realized gain (accumulated net realized loss)	(55,756)	112	—
Net unrealized appreciation (depreciation)	599,186	157,732	(3,980)

NET ASSETS	$66,407,623	$27,905,030	$7,538,845

Shares outstanding[a]	2,600,000	1,100,000	300,000

Net asset value per share	$25.54	$25.37	$25.13

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	103

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended September 30, 2014

	iShares iBonds Sep 2015 AMT-Free Muni Bond ETF	iShares iBonds Sep 2016 AMT-Free Muni Bond ETF	iShares iBonds Sep 2017 AMT-Free Muni Bond ETF

NET INVESTMENT INCOME
Interest — unaffiliated	$444,433	$586,636	$828,756
Interest — affiliated (Note 2)	31	49	78

Total investment income	444,464	586,685	828,834

EXPENSES
Investment advisory fees (Note 2)	156,349	184,461	204,621

Total expenses	156,349	184,461	204,621
Less investment advisory fees waived (Note 2)	(45,321)	(53,280)	(59,685)

Net expenses	111,028	131,181	144,936

Net investment income	333,436	455,504	683,898

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	—	—	(1,370)

Net realized loss	—	—	(1,370)

Net change in unrealized appreciation/depreciation	(301,876)	(81,101)	421,076

Net realized and unrealized gain (loss)	(301,876)	(81,101)	419,706

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$31,560	$374,403	$1,103,604

See notes to financial statements.

104	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2014

	iShares iBonds Sep 2018 AMT-Free Muni Bond ETF	iShares iBonds Sep 2019 AMT-Free Muni Bond ETF	iShares iBonds Sep 2020 AMT-Free Muni Bond ETF[a]

NET INVESTMENT INCOME
Interest — unaffiliated	$350,659	$112,208	$9,683
Interest — affiliated (Note 2)	49	16	1

Total investment income	350,708	112,224	9,684

EXPENSES
Investment advisory fees (Note 2)	88,837	25,054	2,000

Total expenses	88,837	25,054	2,000
Less investment advisory fees waived (Note 2)	(26,488)	(8,427)	(800)

Net expenses	62,349	16,627	1,200

Net investment income	288,359	95,597	8,484

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	—	112	—

Net realized gain	—	112	—

Net change in unrealized appreciation/depreciation	461,920	179,033	(3,980)

Net realized and unrealized gain (loss)	461,920	179,145	(3,980)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$750,279	$274,742	$4,504

[a]	For the period from August 12, 2014 (commencement of operations) to September 30, 2014.

See notes to financial statements.

FINANCIAL STATEMENTS	105

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares iBonds Sep 2015 AMT-Free Muni Bond ETF		iShares iBonds Sep 2016 AMT-Free Muni Bond ETF
	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$333,436	$594,488	$455,504	$755,703
Net realized loss	—	(25,051)	—	(119,064)
Net change in unrealized appreciation/depreciation	(301,876)	(165,604)	(81,101)	(3,791)

Net increase in net assets resulting from operations	31,560	403,833	374,403	632,848

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(302,936)	(596,029)	(416,723)	(748,534)

Total distributions to shareholders	(302,936)	(596,029)	(416,723)	(748,534)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	5,302,762	42,482,143	10,707,237	61,445,714

Net increase in net assets from capital share transactions	5,302,762	42,482,143	10,707,237	61,445,714

INCREASE IN NET ASSETS	5,031,386	42,289,947	10,664,917	61,330,028

NET ASSETS
Beginning of period	100,770,436	58,480,489	117,590,547	56,260,519

End of period	$105,801,822	$100,770,436	$128,255,464	$117,590,547

Undistributed net investment income included in net assets at end of period	$70,935	$40,435	$94,363	$55,582

SHARES ISSUED
Shares sold	100,000	800,000	200,000	1,150,000

Net increase in shares outstanding	100,000	800,000	200,000	1,150,000

See notes to financial statements.

106	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares iBonds Sep 2017 AMT-Free Muni Bond ETF		iShares iBonds Sep 2018 AMT-Free Muni Bond ETF
	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$683,898	$1,102,114	$288,359	$229,900
Net realized loss	(1,370)	(285,858)	—	(55,756)
Net change in unrealized appreciation/depreciation	421,076	(482,425)	461,920	121,064

Net increase in net assets resulting from operations	1,103,604	333,831	750,279	295,208

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(634,528)	(1,088,952)	(260,703)	(199,763)

Total distributions to shareholders	(634,528)	(1,088,952)	(260,703)	(199,763)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	19,316,076	55,064,820	17,836,824	45,469,188

Net increase in net assets from capital share transactions	19,316,076	55,064,820	17,836,824	45,469,188

INCREASE IN NET ASSETS	19,785,152	54,309,699	18,326,400	45,564,633

NET ASSETS
Beginning of period	126,379,015	72,069,316	48,081,223	2,516,590

End of period	$146,164,167	$126,379,015	$66,407,623	$48,081,223

Undistributed net investment income included in net assets at end of period	$135,127	$85,757	$58,181	$30,525

SHARES ISSUED
Shares sold	350,000	1,000,000	700,000	1,800,000

Net increase in shares outstanding	350,000	1,000,000	700,000	1,800,000

See notes to financial statements.

FINANCIAL STATEMENTS	107

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares iBonds Sep 2019 AMT-Free Muni Bond ETF		iShares iBonds Sep 2020 AMT-Free Muni Bond ETF
	Six months ended September 30, 2014 (Unaudited)	Period from February 4, 2014[a] to March 31, 2014	Period from August 12, 2014[a] to September 30, 2014 (Unaudited)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$95,597	$7,926	$8,484
Net realized gain	112	—	—
Net change in unrealized appreciation/depreciation	179,033	(21,301)	(3,980)

Net increase (decrease) in net assets resulting from operations	274,742	(13,375)	4,504

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(76,798)	(3,609)	—

Total distributions to shareholders	(76,798)	(3,609)	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	20,216,852	7,507,218	7,534,341

Net increase in net assets from capital share transactions	20,216,852	7,507,218	7,534,341

INCREASE IN NET ASSETS	20,414,796	7,490,234	7,538,845

NET ASSETS
Beginning of period	7,490,234	—	—

End of period	$27,905,030	$7,490,234	$7,538,845

Undistributed net investment income included in net assets at end of period	$23,116	$4,317	$8,484

SHARES ISSUED
Shares sold	800,000	300,000	300,000

Net increase in shares outstanding	800,000	300,000	300,000

[a]	Commencement of operations.

See notes to financial statements.

108	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares iBonds Sep 2015 AMT-Free Muni Bond ETF
	Six months ended Sep. 30, 2014 (Unaudited)	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Period from Jan. 7, 2010[a] to Mar. 31, 2010
Net asset value, beginning of period	$53.04	$53.16	$53.12	$51.28	$50.63	$50.49

Income from investment operations:
Net investment income[b]	0.17	0.39	0.59	0.78	0.89	0.21
Net realized and unrealized gain (loss)[c]	(0.16)	(0.10)	0.05	1.85	0.63	0.06

Total from investment operations	0.01	0.29	0.64	2.63	1.52	0.27

Less distributions from:
Net investment income	(0.15)	(0.41)	(0.60)	(0.79)	(0.87)	(0.13)

Total distributions	(0.15)	(0.41)	(0.60)	(0.79)	(0.87)	(0.13)

Net asset value, end of period	$52.90	$53.04	$53.16	$53.12	$51.28	$50.63

Total return	0.03%[d]	0.56%	1.19%	5.15%	3.02%	0.54%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$105,802	$100,770	$58,480	$37,181	$23,075	$5,063
Ratio of expenses to average net assets[e]	0.21%	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of expenses to average net assets prior to waived fees[e]	0.30%	n/a	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets[e]	0.64%	0.73%	1.11%	1.48%	1.74%	1.84%
Portfolio turnover rate[f]	0%	2%	0%[g]	0%[g]	0%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[g]	Rounds to less than 1%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	109

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares iBonds Sep 2016 AMT-Free Muni Bond ETF
	Six months ended Sep. 30, 2014 (Unaudited)	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Period from Jan. 7, 2010[a] to Mar. 31, 2010
Net asset value, beginning of period	$53.45	$53.58	$53.19	$50.55	$49.72	$49.66

Income from investment operations:
Net investment income[b]	0.20	0.48	0.70	0.98	1.11	0.26
Net realized and unrealized gain (loss)[c]	(0.03)	(0.11)	0.41	2.65	0.83	(0.04)

Total from investment operations	0.17	0.37	1.11	3.63	1.94	0.22

Less distributions from:
Net investment income	(0.18)	(0.50)	(0.72)	(0.99)	(1.11)	(0.16)

Total distributions	(0.18)	(0.50)	(0.72)	(0.99)	(1.11)	(0.16)

Net asset value, end of period	$53.44	$53.45	$53.58	$53.19	$50.55	$49.72

Total return	0.32%[d]	0.71%	2.08%	7.23%	3.91%	0.44%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$128,255	$117,591	$56,261	$34,573	$17,694	$4,972
Ratio of expenses to average net assets[e]	0.21%	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of expenses to average net assets prior to waived fees[e]	0.30%	n/a	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets[e]	0.74%	0.89%	1.31%	1.87%	2.17%	2.25%
Portfolio turnover rate[f]	0%	2%	1%	1%	4%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

110	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares iBonds Sep 2017 AMT-Free Muni Bond ETF
	Six months ended Sep. 30, 2014 (Unaudited)	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Period from Jan. 7, 2010[a] to Mar. 31, 2010
Net asset value, beginning of period	$54.95	$55.44	$54.64	$51.10	$50.34	$50.13

Income from investment operations:
Net investment income[b]	0.28	0.64	0.81	1.11	1.28	0.30
Net realized and unrealized gain (loss)[c]	0.19	(0.48)	0.82	3.56	0.69	0.09

Total from investment operations	0.47	0.16	1.63	4.67	1.97	0.39

Less distributions from:
Net investment income	(0.26)	(0.65)	(0.83)	(1.13)	(1.21)	(0.18)

Total distributions	(0.26)	(0.65)	(0.83)	(1.13)	(1.21)	(0.18)

Net asset value, end of period	$55.16	$54.95	$55.44	$54.64	$51.10	$50.34

Total return	0.86%[d]	0.31%	2.98%	9.22%	3.91%	0.78%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$146,164	$126,379	$72,069	$43,711	$22,996	$5,034
Ratio of expenses to average net assets[e]	0.21%	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of expenses to average net assets prior to waived fees[e]	0.30%	n/a	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets[e]	1.00%	1.16%	1.47%	2.06%	2.48%	2.57%
Portfolio turnover rate[f]	0%[g]	2%	0%[g]	4%	2%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[g]	Rounds to less than 1%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	111

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares iBonds Sep 2018 AMT-Free Muni Bond ETF

	Six months ended Sep. 30, 2014 (Unaudited)	Year ended Mar. 31, 2014	Period from Mar. 19, 2013[a] to Mar. 31, 2013
Net asset value, beginning of period	$25.31	$25.17	$25.00

Income from investment operations:
Net investment income[b]	0.12	0.25	0.00 [c]
Net realized and unrealized gain[d]	0.23	0.10	0.17

Total from investment operations	0.35	0.35	0.17

Less distributions from:
Net investment income	(0.12)	(0.21)	—

Total distributions	(0.12)	(0.21)	—

Net asset value, end of period	$25.54	$25.31	$25.17

Total return	1.37%[e]	1.44%	0.64%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$66,408	$48,081	$2,517
Ratio of expenses to average net assets[f]	0.21%	0.30%	0.30%
Ratio of expenses to average net assets prior to waived fees[f]	0.30%	n/a	n/a
Ratio of net investment income to average net assets[f]	0.97%	0.99%	0.47%
Portfolio turnover rate[g]	0%	1%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Rounds to less than $0.01.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

112	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares iBonds Sep 2019 AMT-Free Muni Bond ETF

	Six months ended Sep. 30, 2014 (Unaudited)	Period from Feb. 4, 2014[a] to Mar. 31, 2014
Net asset value, beginning of period	$24.97	$25.00

Income from investment operations:
Net investment income[b]	0.14	0.04
Net realized and unrealized gain (loss)[c]	0.39	(0.05)

Total from investment operations	0.53	(0.01)

Less distributions from:
Net investment income	(0.13)	(0.02)

Total distributions	(0.13)	(0.02)

Net asset value, end of period	$25.37	$24.97

Total return	2.13%[d]	(0.05)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$27,905	$7,490
Ratio of expenses to average net assets[e]	0.20%	0.30%
Ratio of expenses to average net assets prior to waived fees[e]	0.30%	n/a
Ratio of net investment income to average net assets[e]	1.14%	1.08%
Portfolio turnover rate[f]	0%[g]	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[g]	Rounds to less than 1%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	113

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares iBonds Sep 2020 AMT-Free Muni Bond ETF

Period from Aug. 12, 2014[a] to Sep. 30, 2014 (Unaudited)
Net asset value, beginning of period	$25.00

Income from investment operations:
Net investment income[b]	0.04
Net realized and unrealized gain[c]	0.09

Total from investment operations	0.13

Net asset value, end of period	$25.13

Total return	0.52%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$7,539
Ratio of expenses to average net assets[e]	0.18%
Ratio of expenses to average net assets prior to waived fees[e]	0.30%
Ratio of net investment income to average net assets[e]	1.27%
Portfolio turnover rate[f]	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

114	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Former Name [a]	Diversification Classification
iBonds Sep 2015 AMT-Free Muni Bond	iShares 2015 AMT-Free Muni Term ETF	Diversified
iBonds Sep 2016 AMT-Free Muni Bond	iShares 2016 AMT-Free Muni Term ETF	Diversified
iBonds Sep 2017 AMT-Free Muni Bond	iShares 2017 AMT-Free Muni Term ETF	Diversified
iBonds Sep 2018 AMT-Free Muni Bond	iShares 2018 AMT-Free Muni Term ETF	Non-diversified
iBonds Sep 2019 AMT-Free Muni Bond	iShares 2019 AMT-Free Muni Term ETF	Non-diversified
iBonds Sep 2020 AMT-Free Muni Bond[b]	N/A	Non-diversified

[a]	The Funds changed their names effective July 31, 2014.
[b]	The Fund commenced operations on August 12, 2014.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 (ASC 946).

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

NOTES TO FINANCIAL STATEMENTS	115

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

116	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of September 30, 2014. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
iBonds Sep 2015 AMT-Free Muni Bond
Assets:
Municipal Bonds & Notes	$—	$104,506,718	$—	$104,506,718
Money Market Funds	201,081	—	—	201,081

	$201,081	$104,506,718	$—	$104,707,799

iBonds Sep 2016 AMT-Free Muni Bond
Assets:
Municipal Bonds & Notes	$—	$126,787,493	$—	$126,787,493
Money Market Funds	226,803	—	—	226,803

	$226,803	$126,787,493	$—	$127,014,296

iBonds Sep 2017 AMT-Free Muni Bond
Assets:
Municipal Bonds & Notes	$—	$144,355,889	$—	$144,355,889
Money Market Funds	396,728	—	—	396,728

	$396,728	$144,355,889	$—	$144,752,617

iBonds Sep 2018 AMT-Free Muni Bond
Assets:
Municipal Bonds & Notes	$—	$65,634,288	$—	$65,634,288
Money Market Funds	146,135	—	—	146,135

	$146,135	$65,634,288	$—	$65,780,423

iBonds Sep 2019 AMT-Free Muni Bond
Assets:
Municipal Bonds & Notes	$—	$27,577,182	$—	$27,577,182
Money Market Funds	110,541	—	—	110,541

	$110,541	$27,577,182	$—	$27,687,723

iBonds Sep 2020 AMT-Free Muni Bond
Assets:
Municipal Bonds & Notes	$—	$7,432,044	$—	$7,432,044
Money Market Funds	43,516	—	—	43,516

	$43,516	$7,432,044	$—	$7,475,560

NOTES TO FINANCIAL STATEMENTS	117

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

RECENT ACCOUNTING STANDARD

In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings, including securities lending. The guidance is effective for financial statements for fiscal years beginning after December 15, 2014, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.30% based on the average daily net assets of each Fund.

BFA has contractually agreed to waive a portion of its investment advisory fee for each Fund, through the termination date of such Fund in order to limit total annual operating expenses to 0.18% of the average daily net assets of each Fund. The waiver agreement became effective May 23, 2014 for each of the Funds, except for the the iShares iBonds Sep 2020 AMT-Free Muni Bond ETF, whose waiver agreement became effective August 12, 2014 (the inception date of the Fund).

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BlackRock Institutional Trust Company, N.A. and/or BFA.

118	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended September 30, 2014 were as follows:

iShares ETF	Purchases	Sales
iBonds Sep 2015 AMT-Free Muni Bond	$6,618,249	$—
iBonds Sep 2016 AMT-Free Muni Bond	12,804,796	—
iBonds Sep 2017 AMT-Free Muni Bond	21,340,072	220,531
iBonds Sep 2018 AMT-Free Muni Bond	18,631,931	—
iBonds Sep 2019 AMT-Free Muni Bond	20,321,020	58,523
iBonds Sep 2020 AMT-Free Muni Bond	7,451,201	—

There were no in-kind transactions for the six months ended September 30, 2014.

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

5.	MARKET AND CREDIT RISK

In the normal course of business, each Fund’s investment activities exposes it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in fixed income instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that

NOTES TO FINANCIAL STATEMENTS	119

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Each Fund invests a substantial amount of its assets in fixed-income securities. Changes in market interest rates or economic conditions, including the decision in December 2013 by the Federal Reserve Bank to taper its quantitative easing policy, may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations. Given the environment of historically low interest rates, each Fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in the statement of assets and liabilities.

Each Fund invests all or substantially all of its assets in municipal securities which are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to government regulation, taxation, legislative changes or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, such as those related to education, health care, housing, transportation, utilities, and water and sewer, conditions in these sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the project or from the assets.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the

120	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of March 31, 2014, the Funds’ fiscal year-end, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
iBonds Sep 2016 AMT-Free Muni Bond	$21,379
iBonds Sep 2017 AMT-Free Muni Bond	79,747

As of September 30, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
iBonds Sep 2015 AMT-Free Muni Bond	$104,168,111	$551,183	$(11,495)	$539,688
iBonds Sep 2016 AMT-Free Muni Bond	125,753,967	1,263,120	(2,791)	1,260,329
iBonds Sep 2017 AMT-Free Muni Bond	142,603,704	2,155,793	(6,880)	2,148,913
iBonds Sep 2018 AMT-Free Muni Bond	65,181,237	608,093	(8,907)	599,186
iBonds Sep 2019 AMT-Free Muni Bond	27,529,991	166,270	(8,538)	157,732
iBonds Sep 2020 AMT-Free Muni Bond	7,479,540	7,387	(11,367)	(3,980)

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2014, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	121

Board Review and Approval of Investment Advisory

Contract

iSHARES® TRUST

I. iShares iBonds Sep 2015 AMT-Free Muni Bond ETF, iShares iBonds Sep 2016 AMT-Free Muni Bond ETF, iShares iBonds Sep 2017 AMT-Free Muni Bond ETF and iShares iBonds Sep 2018 AMT-Free Muni Bond ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on March 12, 2014, May 6, 2014, and May 12, 2014, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 16, 2014, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-13, 2014, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other exchange traded funds (including funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board noted that, prior to 2014, Lipper had used a different methodology to determine a Fund’s Lipper group, which included mutual funds, closed-end funds, exchange traded funds, and/or funds with differing investment objective classifications, investment focuses and other characteristics (e.g. actively managed funds and funds sponsored by “at cost” service providers), as applicable. The Board further noted that, after consideration by the 15(c) Committee, the Board determined to use instead Lipper’s proprietary ETF methodology to determine a Fund’s Lipper Group. This determination was based on, among other considerations, the increased number and types of ETFs available for comparative purposes than was the case in prior years. The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. At the Board’s request, Lipper provided, and the Board considered, information on the impact to the iShares funds’ comparative fee rankings that were attributable to the change from a pure index group methodology to Lipper’s proprietary ETF methodology. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses for the Funds were at the median of the investment advisory fee rates and overall expenses of the funds in their respective Lipper Group.

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In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2013, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that are not exchange traded funds or index funds, and that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years, including in such areas as investor education, product management, customized portfolio consulting support, capital markets support, and proprietary risk and performance analytics tools. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-13, 2014 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding potential

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economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Funds may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the investment advisory fee rates incorporate potential economies of scale and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially similar investment objectives and strategies as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different, generally more extensive services provided to the Funds, as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory

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services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that each Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of each Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

II. iShares iBonds Sep 2019 AMT-Free Muni Bond ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on March 12, 2014, May 6, 2014, and May 12, 2014, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 16, 2014, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-13, 2014, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including any advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other exchange traded funds (including funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board noted that, prior to 2014, Lipper had used a different methodology to determine each iShares fund’s Lipper group, which included mutual funds, closed-end funds, exchange traded funds, and/or funds with differing investment objective classifications, investment focuses and other characteristics (e.g. actively managed

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funds and funds sponsored by “at cost” service providers), as applicable. The Board further noted that, after consideration by the 15(c) Committee, the Board determined to use instead Lipper’s proprietary ETF methodology to determine the Fund’s Lipper Group. This determination was based on, among other considerations, the increased number and types of ETFs available for comparative purposes than was the case in prior years. The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the applicable Lipper Group and to prepare this information. At the Board’s request, Lipper provided, and the Board considered, information on the impact to the iShares funds’ comparative fee rankings that were attributable to the change from a pure index group methodology to Lipper’s proprietary ETF methodology. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses for the Fund were within range of the median of the investment advisory fee rates and overall expenses of the funds in its Lipper Group.

Because the Fund has not commenced operations as of December 31, 2013, the Board did not review any performance information for the Fund.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services to be Provided by BFA — The Board noted that the Fund had not commenced operations as of December 31, 2013, and reviewed the scope of services to be provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting iShares funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years, including in such areas as investor education, product management, customized portfolio consulting support, capital markets support, and proprietary risk and performance analytics tools. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-13, 2014 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and its Affiliates — While the Board reviewed information about the profitability of the iShares complex to BlackRock based on fees payable to BFA and its affiliates (including fees under advisory contracts with iShares funds), and all other sources of revenue and expense to BFA and its affiliates from iShares funds’ operations for the last calendar year, the Board did not consider the profitability of the Fund to BFA

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and its affiliates since the Fund had not commenced operations as of December 31, 2013. The Board noted that it expects to receive profitability information from BFA on at least an annual basis following the Fund’s launch and thus be in a position to evaluate whether any new or additional breakpoints or other adjustments in Fund fees would be appropriate.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale with respect to the iShares funds that are in operation was focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the investment advisory fee rate incorporates potential economies of scale and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different, generally more extensive services to be provided to the Fund, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses to be borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed. The Board considered the proposed investment advisory fee rate for the Fund in relation to that of certain other iShares funds that invest in municipal bonds but, unlike the fund, do not have a term structure. The Board noted that the Fund’s proposed investment advisory fee rate is higher than that of such other iShares funds, and concluded that the Fund’s higher relative fee rate is appropriate.

Other Benefits to BFA and/or its Affiliates — Except as noted below, the Board did not consider the “fallout” benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA, since the Fund has not commenced operations as of December 31, 2013. However, the Board noted that BFA generally does not

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use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board considered the potential payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, will be reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

III. iShares iBonds Sep 2020 AMT-Free Muni Bond ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required to consider and approve the proposed Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract.

At a meeting held on March 18-19, 2014, the Board, including all of the Independent Trustees, approved the selection of BFA as investment adviser and approved the proposed Advisory Contract for the Fund, based on its review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Trustees were advised by their independent counsel throughout the process.

In selecting BFA and approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Expenses of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including any proposed advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary methodology, and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of the size, sponsor, inception date, or other differentiating factors included in Lipper’s proprietary selection methodology, but that were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track an index similar to that tracked by the Fund, the Lipper Group included, in part, mutual funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by an “at cost” service provider), as applicable. In support of its review of the statistical information, the Board was provided with a general description of the methodology used by Lipper to determine the applicable Lipper Group and to prepare this information. The Board also received a detailed explanation from BFA

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regarding its rationale for including funds that had been excluded from Lipper’s consideration due to Lipper’s methodology parameters, as well as information showing the effect of including these additional funds in the analysis. The Board further noted that due to the limitations in identifying comparable funds in the Lipper Group, the statistical information may or may not provide meaningful direct comparisons to the Fund.

The Board also noted that the proposed investment advisory fee rate and overall expenses for the Fund were at the median of the investment advisory fee rates and overall expenses of the funds in the Lipper Group.

Based on this review, the other factors considered at the meeting, and their general knowledge of fund pricing, the Board concluded that the proposed investment advisory fees and expense levels of the Fund supported the Board’s approval of the Advisory Contract.

Nature, Extent and Quality of Services to be Provided by BFA — The Board reviewed the scope of services to be provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting iShares funds and their shareholders. The Board noted that BFA is an indirect wholly-owned subsidiary of BlackRock. The Board acknowledged that additional resources to support iShares funds and their shareholders have been added or enhanced since BlackRock’s acquisition of BFA in December 2009, including in such areas as risk management, investor education, product management, customized portfolio consulting support, and capital markets support. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund. In addition to the above considerations, the Board reviewed and considered BFA’s investment and risk management processes and strategies, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the Advisory Contract.

Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates — The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA on at least an annual basis following the Fund’s launch and will thus be in a position to evaluate whether, following the expiration of the Advisory Contract’s initial two-year term, any adjustments in the Fund’s fees would be appropriate.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Fund’s assets. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Fund may be appropriate. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

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iSHARES® TRUST

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually following an initial two-year period, concluded that the investment advisory fee rate incorporates potential economies of scale and supported the Board’s approval of the Advisory Contract.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board considered certain information received at previous meetings regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts that track the same underlying index as the Fund. The Board further noted that BFA previously provided the Board with detailed information regarding how Other Accounts (particularly institutional clients) generally differ from the iShares funds, including in terms of the different, generally more extensive, services provided to the iShares funds, as well as other significant differences in the approach of BFA and its affiliates to the iShares funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses to be borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for investment companies, including the Fund, were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — Except as noted below, the Board did not consider ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA generally would not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board considered the potential payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates, in the event of any lending of the Fund’s securities. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, will be reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that the existence of any such ancillary benefits would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Contract.

Based on the considerations described above, the Board determined that the investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining and concluded that it is in the best interest of the Fund and its shareholders to approve the Advisory Contract.

130	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
iBonds Sep 2019 AMT-Free Muni Bond	$0.128674	$—	$0.001857	$0.130531	99%	—%	1%	100%

SUPPLEMENTAL INFORMATION	131

Notes:

132	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	133

Notes:

134	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2014 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-38-0914

SEPTEMBER 30, 2014

2014 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares S&P 100 ETF | OEF | NYSE Arca
➢	iShares S&P 500 Growth ETF | IVW | NYSE Arca
➢	iShares S&P 500 Value ETF | IVE | NYSE Arca
➢	iShares S&P Mid-Cap 400 Growth ETF | IJK | NYSE Arca
➢	iShares S&P Mid-Cap 400 Value ETF | IJJ | NYSE Arca
➢	iShares S&P Small-Cap 600 Growth ETF | IJT | NYSE Arca
➢	iShares S&P Small-Cap 600 Value ETF | IJS | NYSE Arca

Fund Performance Overview

iSHARES® S&P 100 ETF

Performance as of September 30, 2014

The iShares S&P 100 ETF (the “Fund”) seeks to track the investment results of an index composed of 100 large-capitalization U.S. equities, as represented by the S&P 100® (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2014, the total return for the Fund was 7.47%, net of fees, while the total return for the Index was 7.59%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	20.18%	20.18%	20.48%	20.18%	20.18%	20.48%
5 Years	14.88%	14.92%	15.13%	100.09%	100.40%	102.26%
10 Years	7.39%	7.39%	7.59%	104.01%	103.99%	107.81%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period [a]	Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,074.70	$1.04	$1,000.00	$1,024.10	$1.01	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

PORTFOLIO ALLOCATION

As of 9/30/14

Sector	Percentage of Total Investments*

Information Technology	24.40%
Financials	15.08
Health Care	13.64
Consumer Staples	10.89
Energy	10.34
Industrials	9.77
Consumer Discretionary	9.69
Telecommunication Services	3.57
Materials	1.99
Utilities	0.63

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/14

Security	Percentage of Total Investments*

Apple Inc.	5.52%
Exxon Mobil Corp.	3.67
Microsoft Corp.	3.50
Johnson & Johnson	2.75
General Electric Co.	2.35
Berkshire Hathaway Inc. Class B	2.30
Wells Fargo & Co.	2.25
Procter & Gamble Co. (The)	2.07
J.P. Morgan Chase & Co.	2.07
Chevron Corp.	2.07

TOTAL	28.55%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® S&P 500 GROWTH ETF

Performance as of September 30, 2014

The iShares S&P 500 Growth ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities that exhibit growth characteristics, as represented by the S&P 500® Growth Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2014, the total return for the Fund was 7.74%, net of fees, while the total return for the Index was 7.85%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	21.29%	21.27%	21.55%	21.29%	21.27%	21.55%
5 Years	16.42%	16.46%	16.64%	113.87%	114.25%	115.89%
10 Years	8.71%	8.72%	8.90%	130.50%	130.69%	134.50%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period [a]	Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,077.40	$0.94	$1,000.00	$1,024.20	$0.91	0.18%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

PORTFOLIO ALLOCATION

As of 9/30/14

Sector	Percentage of Total Investments*

Information Technology	28.08%
Health Care	16.60
Consumer Discretionary	15.84
Industrials	11.53
Financials	9.25
Consumer Staples	8.22
Energy	5.62
Materials	3.48
Telecommunication Services	1.16
Utilities	0.22

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/14

Security	Percentage of Total Investments*

Apple Inc.	6.51%
Microsoft Corp.	4.12
Johnson & Johnson	1.91
Google Inc. Class A	1.80
Google Inc. Class C	1.77
Gilead Sciences Inc.	1.74
Facebook Inc. Class A	1.66
Comcast Corp. Class A	1.50
Schlumberger Ltd.	1.42
QUALCOMM Inc.	1.35

TOTAL	23.78%

*	Excludes money market funds.

6	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® S&P 500 VALUE ETF

Performance as of September 30, 2014

The iShares S&P 500 Value ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities that exhibit value characteristics, as represented by the S&P 500® Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2014, the total return for the Fund was 4.75%, net of fees, while the total return for the Index was 4.87%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	17.50%	17.50%	17.77%	17.50%	17.50%	17.77%
5 Years	14.52%	14.54%	14.73%	96.97%	97.14%	98.83%
10 Years	7.10%	7.10%	7.25%	98.54%	98.58%	101.38%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period [a]	Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,047.50	$0.92	$1,000.00	$1,024.20	$0.91	0.18%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

PORTFOLIO ALLOCATION

As of 9/30/14

Sector	Percentage of Total Investments*

Financials	24.24%
Energy	14.29
Consumer Staples	11.04
Health Care	10.85
Information Technology	10.19
Industrials	8.93
Consumer Discretionary	7.04
Utilities	6.13
Telecommunication Services	3.86
Materials	3.43

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/14

Security	Percentage of Total Investments*

Exxon Mobil Corp.	4.87%
General Electric Co.	3.12
Berkshire Hathaway Inc. Class B	3.05
Wells Fargo & Co.	2.99
Chevron Corp.	2.75
J.P. Morgan Chase & Co.	2.75
AT&T Inc.	2.22
Bank of America Corp.	2.17
Intel Corp.	2.09
Cisco Systems Inc.	1.56

TOTAL	27.57%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® S&P MID-CAP 400 GROWTH ETF

Performance as of September 30, 2014

The iShares S&P Mid-Cap 400 Growth ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities that exhibit growth characteristics, as represented by the S&P MidCap 400® Growth Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2014, the total return for the Fund was -0.56%, net of fees, while the total return for the Index was -0.49%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	10.03%	9.94%	10.22%	10.03%	9.94%	10.22%
5 Years	16.44%	16.44%	16.67%	114.06%	114.07%	116.19%
10 Years	10.48%	10.48%	10.66%	170.82%	170.94%	175.29%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period [a]	Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$994.40	$1.25	$1,000.00	$1,023.80	$1.27	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

PORTFOLIO ALLOCATION

As of 9/30/14

Sector	Percentage of Total Investments*

Information Technology	20.98%
Industrials	19.66
Financials	16.61
Consumer Discretionary	16.60
Health Care	11.86
Materials	5.11
Energy	5.06
Consumer Staples	2.88
Utilities	0.84
Telecommunication Services	0.40

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/14

Security	Percentage of Total Investments*

Hanesbrands Inc.	1.38%
Endo International PLC (Ireland)	1.35
Salix Pharmaceuticals Ltd.	1.28
Polaris Industries Inc.	1.17
B/E Aerospace Inc.	1.14
LKQ Corp.	1.04
Trimble Navigation Ltd.	1.02
Wabtec Corp.	1.01
Mettler-Toledo International Inc.	0.95
Trinity Industries Inc.	0.94

TOTAL	11.28%

*	Excludes money market funds.

8	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® S&P MID-CAP 400 VALUE ETF

Performance as of September 30, 2014

The iShares S&P Mid-Cap 400 Value ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities that exhibit value characteristics, as represented by the S&P MidCap 400® Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2014, the total return for the Fund was 0.77%, net of fees, while the total return for the Index was 0.85%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	13.27%	13.20%	13.50%	13.27%	13.20%	13.50%
5 Years	15.84%	15.85%	16.09%	108.60%	108.66%	110.85%
10 Years	9.68%	9.68%	9.87%	151.90%	151.85%	156.36%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period [a]	Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,007.70	$1.26	$1,000.00	$1,023.80	$1.27	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

PORTFOLIO ALLOCATION

As of 9/30/14

Sector	Percentage of Total Investments*

Financials	27.91%
Information Technology	13.33
Industrials	12.44
Consumer Discretionary	10.70
Materials	10.00
Utilities	8.52
Health Care	7.48
Energy	5.54
Consumer Staples	3.42
Telecommunication Services	0.66

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/14

Security	Percentage of Total Investments*

SL Green Realty Corp.	1.22%
Realty Income Corp.	1.19
HollyFrontier Corp.	1.14
Foot Locker Inc.	1.05
Ashland Inc.	0.98
OGE Energy Corp.	0.97
Everest Re Group Ltd.	0.97
New York Community Bancorp Inc.	0.92
Alleghany Corp.	0.90
Raymond James Financial Inc.	0.88

TOTAL	10.22%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

Performance as of September 30, 2014

The iShares S&P Small-Cap 600 Growth ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities that exhibit growth characteristics, as represented by the S&P SmallCap 600® Growth Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2014, the total return for the Fund was -5.02%, net of fees, while the total return for the Index was -4.95%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	4.59%	4.58%	4.69%	4.59%	4.58%	4.69%
5 Years	16.75%	16.78%	16.89%	116.94%	117.19%	118.21%
10 Years	9.80%	9.81%	9.94%	154.72%	154.86%	157.93%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period [a]	Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$949.80	$1.22	$1,000.00	$1,023.80	$1.27	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

PORTFOLIO ALLOCATION

As of 9/30/14

Sector	Percentage of Total Investments*

Financials	21.63%
Information Technology	19.50
Consumer Discretionary	15.29
Health Care	14.89
Industrials	14.35
Materials	5.56
Energy	4.78
Consumer Staples	3.33
Telecommunication Services	0.51
Utilities	0.16

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/14

Security	Percentage of Total Investments*

US Silica Holdings Inc.	1.12%
West Pharmaceutical Services Inc.	1.05
Tyler Technologies Inc.	0.96
EnerSys	0.90
Synaptics Inc.	0.89
MAXIMUS Inc.	0.89
Portfolio Recovery Associates Inc.	0.87
Akorn Inc.	0.86
Wolverine World Wide Inc.	0.84
Buffalo Wild Wings Inc.	0.84

TOTAL	9.22%

*	Excludes money market funds.

10	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® S&P SMALL-CAP 600 VALUE ETF

Performance as of September 30, 2014

The iShares S&P Small-Cap 600 Value ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities that exhibit value characteristics, as represented by the S&P SmallCap 600® Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2014, the total return for the Fund was -4.76%, net of fees, while the total return for the Index was -4.66%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	6.50%	6.46%	6.74%	6.50%	6.46%	6.74%
5 Years	15.45%	15.48%	15.66%	105.10%	105.37%	106.95%
10 Years	8.54%	8.55%	8.72%	126.96%	127.13%	130.64%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period [a]	Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$952.40	$1.22	$1,000.00	$1,023.80	$1.27	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

PORTFOLIO ALLOCATION

As of 9/30/14

Sector	Percentage of Total Investments*

Financials	23.29%
Industrials	17.18
Information Technology	15.35
Consumer Discretionary	13.13
Health Care	7.35
Materials	6.99
Utilities	6.33
Energy	5.11
Consumer Staples	4.58
Telecommunication Services	0.69

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/14

Security	Percentage of Total Investments*

TreeHouse Foods Inc.	1.00%
TriQuint Semiconductor Inc.	0.98
Curtiss-Wright Corp.	0.94
Exterran Holdings Inc.	0.88
EPR Properties	0.85
GEO Group Inc. (The)	0.82
EMCOR Group Inc.	0.79
Piedmont Natural Gas Co.	0.77
ProAssurance Corp.	0.76
Cousins Properties Inc.	0.73

TOTAL	8.52%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	11

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on April 1, 2014 and held through September 30, 2014, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

12	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P 100 ETF

September 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.83%

AEROSPACE & DEFENSE — 3.37%
Boeing Co. (The)	275,038	$35,034,340
General Dynamics Corp.	130,348	16,565,927
Honeywell International Inc.	321,164	29,906,792
Lockheed Martin Corp.	110,714	20,236,305
Raytheon Co.	127,524	12,958,989
United Technologies Corp.	349,155	36,870,768

		151,573,121
AIR FREIGHT & LOGISTICS — 1.02%
FedEx Corp.	108,934	17,587,394
United Parcel Service Inc. Class B	288,683	28,374,652

		45,962,046
AUTOMOBILES — 0.92%
Ford Motor Co.	1,591,731	23,541,702
General Motors Co.	553,192	17,668,952

		41,210,654
BEVERAGES — 2.82%
Coca-Cola Co. (The)	1,619,995	69,108,987
PepsiCo Inc.	618,393	57,566,204

		126,675,191
BIOTECHNOLOGY — 3.16%
Amgen Inc.	311,742	43,787,282
Biogen Idec Inc.[a]	96,920	32,062,105
Gilead Sciences Inc.[a]	620,396	66,041,154

		141,890,541
CAPITAL MARKETS — 1.57%
Bank of New York Mellon Corp. (The)	464,410	17,986,599
Goldman Sachs Group Inc. (The)	168,161	30,869,315
Morgan Stanley	628,491	21,726,934

		70,582,848
CHEMICALS — 1.68%
Dow Chemical Co. (The)	460,656	24,156,801
E.I. du Pont de Nemours and Co.	375,612	26,953,917
Monsanto Co.	215,296	24,222,953

		75,333,671
COMMERCIAL BANKS — 8.08%
Bank of America Corp.	4,315,751	73,583,555
Citigroup Inc.	1,244,253	64,477,190
J.P. Morgan Chase & Co.	1,543,643	92,989,054
U.S. Bancorp	739,514	30,933,871
Wells Fargo & Co.	1,949,652	101,128,449

		363,112,119

Security	Shares	Value

COMMUNICATIONS EQUIPMENT — 2.32%
Cisco Systems Inc.	2,092,726	$52,673,913
QUALCOMM Inc.	687,845	51,430,171

		104,104,084
COMPUTERS & PERIPHERALS — 6.66%
Apple Inc.	2,457,440	247,587,080
EMC Corp.	832,570	24,360,998
Hewlett-Packard Co.	765,921	27,167,218

		299,115,296
CONSUMER FINANCE — 1.14%
American Express Co.	369,386	32,336,050
Capital One Financial Corp.	230,367	18,802,555

		51,138,605
DIVERSIFIED FINANCIAL SERVICES — 2.30%
Berkshire Hathaway Inc. Class Ba	748,181	103,353,723

		103,353,723
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.56%
AT&T Inc.	2,128,346	75,002,913
Verizon Communications Inc.	1,701,220	85,043,988

		160,046,901
ELECTRIC UTILITIES — 0.62%
Exelon Corp.	352,621	12,020,850
Southern Co. (The)	367,591	16,045,347

		28,066,197
ELECTRICAL EQUIPMENT — 0.40%
Emerson Electric Co.	286,424	17,924,414

		17,924,414
ENERGY EQUIPMENT & SERVICES — 2.00%
Halliburton Co.	349,054	22,517,474
National Oilwell Varco Inc.	176,574	13,437,281
Schlumberger Ltd.	532,067	54,105,893

		90,060,648
FOOD & STAPLES RETAILING — 2.92%
Costco Wholesale Corp.	179,870	22,541,308
CVS Health Corp.	475,307	37,829,684
Wal-Mart Stores Inc.	648,040	49,555,619
Walgreen Co.	361,174	21,406,783

		131,333,394
FOOD PRODUCTS — 0.53%
Mondelez International Inc. Class A	691,893	23,707,714

		23,707,714

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 100 ETF

September 30, 2014

Security	Shares	Value

HEALTH CARE EQUIPMENT & SUPPLIES — 1.48%
Abbott Laboratories	617,116	$25,665,854
Baxter International Inc.	222,305	15,954,830
Medtronic Inc.	401,995	24,903,590

		66,524,274
HEALTH CARE PROVIDERS & SERVICES — 0.77%
UnitedHealth Group Inc.	398,760	34,393,050

		34,393,050
HOTELS, RESTAURANTS & LEISURE — 1.37%
McDonald’s Corp.	402,989	38,207,387
Starbucks Corp.	308,291	23,263,639

		61,471,026
HOUSEHOLD PRODUCTS — 2.58%
Colgate-Palmolive Co.	352,330	22,978,963
Procter & Gamble Co. (The)	1,111,229	93,054,316

		116,033,279
INDUSTRIAL CONGLOMERATES — 3.19%
3M Co.	265,927	37,676,538
General Electric Co.	4,117,952	105,501,930

		143,178,468
INSURANCE — 1.50%
Allstate Corp. (The)	177,861	10,915,329
American International Group Inc.	585,592	31,633,680
MetLife Inc.	461,590	24,796,615

		67,345,624
INTERNET & CATALOG RETAIL — 1.12%
Amazon.com Inc.[a]	155,483	50,133,938

		50,133,938
INTERNET SOFTWARE & SERVICES — 5.02%
eBay Inc.[a]	463,551	26,250,893
Facebook Inc. Class Aa	800,306	63,256,187
Google Inc. Class Aa	116,598	68,607,429
Google Inc. Class Ca	116,589	67,313,825

		225,428,334
IT SERVICES — 3.70%
Accenture PLC Class A	259,063	21,067,003
International Business Machines Corp.	380,749	72,277,583
MasterCard Inc. Class A	403,952	29,860,132
Visa Inc. Class A	202,035	43,108,208

		166,312,926

Security	Shares	Value

MACHINERY — 0.57%
Caterpillar Inc.	257,668	$25,516,862

		25,516,862
MEDIA — 3.73%
Comcast Corp. Class A	1,062,168	57,123,395
Time Warner Inc.	350,832	26,386,075
Twenty-First Century Fox Inc. Class A	772,969	26,505,107
Walt Disney Co. (The)	648,119	57,702,034

		167,716,611
METALS & MINING — 0.31%
Freeport-McMoRan Inc.	426,429	13,922,907

		13,922,907
MULTILINE RETAIL — 0.36%
Target Corp.	260,078	16,301,689

		16,301,689
OIL, GAS & CONSUMABLE FUELS — 8.31%
Anadarko Petroleum Corp.	207,649	21,063,915
Apache Corp.	156,971	14,734,868
Chevron Corp.	779,323	92,988,820
ConocoPhillips	504,617	38,613,293
Devon Energy Corp.	157,825	10,760,508
Exxon Mobil Corp.	1,750,245	164,610,542
Occidental Petroleum Corp.	319,958	30,763,962

		373,535,908
PHARMACEUTICALS — 8.22%
AbbVie Inc.	653,239	37,731,085
Bristol-Myers Squibb Co.	680,409	34,823,333
Eli Lilly and Co.	403,523	26,168,467
Johnson & Johnson	1,157,453	123,372,915
Merck & Co. Inc.	1,183,859	70,179,161
Pfizer Inc.	2,602,314	76,950,425

		369,225,386
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.47%
Simon Property Group Inc.	127,543	20,970,620

		20,970,620
ROAD & RAIL — 1.20%
Norfolk Southern Corp.	127,020	14,175,432
Union Pacific Corp.	368,311	39,932,279

		54,107,711

14	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 100 ETF

September 30, 2014

Security	Shares	Value

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.04%
Intel Corp.	2,031,906	$70,750,967
Texas Instruments Inc.	438,129	20,894,372

		91,645,339
SOFTWARE — 4.63%
Microsoft Corp.	3,381,650	156,773,294
Oracle Corp.	1,334,660	51,090,785

		207,864,079
SPECIALTY RETAIL — 1.60%
Home Depot Inc. (The)	552,376	50,674,974
Lowe’s Companies Inc.	405,105	21,438,157

		72,113,131
TEXTILES, APPAREL & LUXURY GOODS — 0.57%
Nike Inc. Class B	288,652	25,747,758

		25,747,758
TOBACCO — 2.02%
Altria Group Inc.	814,017	37,395,941
Philip Morris International Inc.	641,105	53,468,157

		90,864,098

TOTAL COMMON STOCKS (Cost: $4,176,664,282)		4,485,544,185

SHORT-TERM INVESTMENTS — 0.07%

MONEY MARKET FUNDS — 0.07%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	2,952,924	2,952,924

		2,952,924

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,952,924)		2,952,924

TOTAL INVESTMENTS IN SECURITIES — 99.90%
(Cost: $4,179,617,206)		4,488,497,109
Other Assets, Less Liabilities — 0.10%		4,551,900

NET ASSETS — 100.00%		$4,493,049,009

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	15

Summary Schedule of Investments (Unaudited)

iSHARES® S&P 500 GROWTH ETF

September 30, 2014

Security	Shares	Value	% of Net Assets

COMMON STOCKS

AEROSPACE & DEFENSE
Boeing Co. (The)	763,030	$97,194,761	0.92%
Honeywell International Inc.	588,047	54,758,937	0.52
United Technologies Corp.	542,452	57,282,931	0.54
Other securities[a]		143,571,304	1.36

		352,807,933	3.34
AIR FREIGHT & LOGISTICS
United Parcel Service Inc. Class B	800,862	78,716,726	0.74
Other securities[a]		27,581,489	0.27

		106,298,215	1.01
AIRLINES
Other securities[a]		61,041,316	0.58

		61,041,316	0.58
AUTO COMPONENTS
Other securities[a]		63,546,806	0.60

		63,546,806	0.60
AUTOMOBILES
Other securities[a]		14,409,389	0.14

		14,409,389	0.14
BEVERAGES
Coca-Cola Co. (The)	2,966,221	126,538,988	1.20
PepsiCo Inc.	995,034	92,627,715	0.88
Other securities[a]		59,468,606	0.55

		278,635,309	2.63
BIOTECHNOLOGY
Amgen Inc.	864,860	121,478,236	1.15
Biogen Idec Inc.[b]	268,866	88,943,561	0.84
Celgene Corp.[b]	910,293	86,277,571	0.82
Gilead Sciences Inc.[b]	1,721,124	183,213,650	1.73
Other securities[a]		98,076,862	0.92

		577,989,880	5.46
BUILDING PRODUCTS
Other securities[a]		8,376,587	0.08

		8,376,587	0.08
CAPITAL MARKETS
BlackRock Inc.[c]	143,635	47,158,243	0.45
Other securities[a]		168,376,279	1.59

		215,534,522	2.04

Security	Shares	Value	% of Net Assets

CHEMICALS
LyondellBasell Industries NV Class A	484,157	$52,608,500	0.50%
Monsanto Co.	597,283	67,200,310	0.64
Other securities[a]		223,373,755	2.10

		343,182,565	3.24
COMMERCIAL BANKS
Citigroup Inc.	1,587,859	82,282,853	0.78
Other securities[a]		108,299,902	1.02

		190,582,755	1.80
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		52,467,308	0.50

		52,467,308	0.50
COMMUNICATIONS EQUIPMENT
QUALCOMM Inc.	1,908,253	142,680,077	1.35
Other securities[a]		16,748,847	0.16

		159,428,924	1.51
COMPUTERS & PERIPHERALS
Apple Inc.	6,817,520	686,865,140	6.49
Other securities[a]		81,294,291	0.77

		768,159,431	7.26
CONSTRUCTION & ENGINEERING
Other securities[a]		3,324,890	0.03

		3,324,890	0.03
CONSTRUCTION MATERIALS
Other securities[a]		8,106,765	0.08

		8,106,765	0.08
CONSUMER FINANCE
American Express Co.	1,024,761	89,707,578	0.85
Other securities[a]		37,342,178	0.35

		127,049,756	1.20
CONTAINERS & PACKAGING
Other securities[a]		16,016,774	0.15

		16,016,774	0.15
DISTRIBUTORS
Other securities[a]		6,748,495	0.06

		6,748,495	0.06
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		6,397,394	0.06

		6,397,394	0.06

16	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH ETF

September 30, 2014

Security	Shares	Value	% of Net Assets

DIVERSIFIED FINANCIAL SERVICES
Other securities[a]		$64,501,888	0.61%

		64,501,888	0.61
DIVERSIFIED TELECOMMUNICATION SERVICES
Verizon Communications Inc.	2,454,190	122,684,958	1.16

		122,684,958	1.16
ELECTRICAL EQUIPMENT
Other securities[a]		76,894,343	0.73

		76,894,343	0.73
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		36,348,077	0.34

		36,348,077	0.34
ENERGY EQUIPMENT & SERVICES
Halliburton Co.	968,382	62,470,323	0.59
Schlumberger Ltd.	1,476,069	150,101,457	1.42
Other securities[a]		44,843,613	0.42

		257,415,393	2.43
FOOD & STAPLES RETAILING
Other securities[a]		46,589,196	0.44

		46,589,196	0.44
FOOD PRODUCTS
Other securities[a]		142,676,795	1.35

		142,676,795	1.35
HEALTH CARE EQUIPMENT & SUPPLIES
Other securities[a]		230,745,555	2.18

		230,745,555	2.18
HEALTH CARE PROVIDERS & SERVICES
Other securities[a]		85,830,235	0.81

		85,830,235	0.81
HEALTH CARE TECHNOLOGY
Other securities[a]		20,587,749	0.19

		20,587,749	0.19
HOTELS, RESTAURANTS & LEISURE
McDonald’s Corp.	637,257	60,418,336	0.57
Starbucks Corp.	855,291	64,540,259	0.61
Other securities[a]		102,091,232	0.97

		227,049,827	2.15
HOUSEHOLD DURABLES
Other securities[a]		29,294,541	0.28

		29,294,541	0.28

Security	Shares	Value	% of Net Assets

HOUSEHOLD PRODUCTS
Procter & Gamble Co. (The)	1,572,241	$131,659,461	1.24%
Other securities[a]		74,056,715	0.70

		205,716,176	1.94
INDUSTRIAL CONGLOMERATES
3M Co.	737,751	104,524,561	0.99
Danaher Corp.	694,065	52,735,059	0.50
Other securities[a]		9,812,402	0.09

		167,072,022	1.58
INSURANCE
Other securities[a]		120,045,305	1.13

		120,045,305	1.13
INTERNET & CATALOG RETAIL
Amazon.com Inc.[b]	431,365	139,089,331	1.31
Priceline Group Inc. (The)[b]	59,697	69,163,750	0.65
Other securities[a]		48,314,400	0.47

		256,567,481	2.43
INTERNET SOFTWARE & SERVICES
Facebook Inc. Class Ab	2,220,235	175,487,374	1.66
Google Inc. Class Ab	323,462	190,328,276	1.80
Google Inc. Class Cb,d	323,435	186,738,432	1.77
Other securities[a]		110,922,373	1.04

		663,476,455	6.27
IT SERVICES
International Business Machines Corp.	475,343	90,234,362	0.85
MasterCard Inc. Class A	1,120,659	82,839,113	0.78
Visa Inc. Class A	560,493	119,592,391	1.13
Other securities[a]		188,263,329	1.79

		480,929,195	4.55
LEISURE EQUIPMENT & PRODUCTS
Other securities[a]		11,014,420	0.10

		11,014,420	0.10
LIFE SCIENCES TOOLS & SERVICES
Thermo Fisher Scientific Inc.	454,218	55,278,331	0.52
Other securities[a]		23,397,500	0.22

		78,675,831	0.74

SCHEDULES OF INVESTMENTS	17

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH ETF

September 30, 2014

Security	Shares	Value	% of Net Assets

MACHINERY
Other securities[a]		$126,256,628	1.19%

		126,256,628	1.19
MEDIA
Comcast Corp. Class A	2,946,709	158,474,010	1.50
DIRECTV[b]	571,815	49,473,434	0.47
Walt Disney Co. (The)	1,204,688	107,253,373	1.01
Other securities[a]		253,982,821	2.40

		569,183,638	5.38
MULTI-UTILITIES
Other securities[a]		22,917,775	0.22

		22,917,775	0.22
MULTILINE RETAIL
Other securities[a]		28,711,737	0.27

		28,711,737	0.27
OIL, GAS & CONSUMABLE FUELS
EOG Resources Inc.	623,313	61,720,453	0.58
Other securities[a]		274,615,484	2.60

		336,335,937	3.18
PERSONAL PRODUCTS
Other securities[a]		21,712,131	0.21

		21,712,131	0.21
PHARMACEUTICALS
AbbVie Inc.	1,812,246	104,675,329	0.99
Actavis PLC[b]	300,878	72,595,844	0.69
Allergan Inc.	338,364	60,293,081	0.57
Bristol-Myers Squibb Co.	1,226,962	62,795,915	0.59
Johnson & Johnson	1,894,526	201,937,526	1.91
Merck & Co. Inc.	1,543,636	91,506,742	0.87
Pfizer Inc.	3,537,538	104,604,999	0.99
Other securities[a]		60,764,930	0.57

		759,174,366	7.18
PROFESSIONAL SERVICES
Other securities[a]		31,360,923	0.30

		31,360,923	0.30
REAL ESTATE INVESTMENT TRUSTS (REITS)
Other securities[a]		250,171,921	2.37

		250,171,921	2.37

Security	Shares	Value	% of Net Assets
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		$6,444,152	0.06%

		6,444,152	0.06
ROAD & RAIL
Union Pacific Corp.	1,021,776	110,780,954	1.05
Other securities[a]		77,904,815	0.73

		188,685,769	1.78
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Other securities[a]		178,904,235	1.69

		178,904,235	1.69
SOFTWARE
Microsoft Corp.	9,381,532	434,927,824	4.11
Oracle Corp.	1,999,451	76,538,984	0.72
Other securities[a]		167,240,435	1.59

		678,707,243	6.42
SPECIALTY RETAIL
Home Depot Inc. (The)	996,070	91,379,462	0.86
Other securities[a]		215,828,197	2.04

		307,207,659	2.90
TEXTILES, APPAREL & LUXURY GOODS
Nike Inc. Class B	800,776	71,429,219	0.68
Other securities[a]		81,393,291	0.76

		152,822,510	1.44
THRIFTS & MORTGAGE FINANCE
Other securities[a]		2,577,671	0.02

		2,577,671	0.02
TOBACCO
Altria Group Inc.	1,196,895	54,985,356	0.52
Philip Morris International Inc.	996,007	83,066,984	0.79
Other securities[a]		34,889,845	0.33

		172,942,185	1.64
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		43,516,921	0.41

		43,516,921	0.41

TOTAL COMMON STOCKS
(Cost: $7,537,338,984)		10,561,853,857	99.84

18	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH ETF

September 30, 2014

Security	Shares	Value	% of Net Assets

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,e,f]	78,432,948	$78,432,948	0.74%
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,e,f]	4,862,902	4,862,902	0.05
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,e]	7,800,220	7,800,220	0.07

		91,096,070	0.86

TOTAL SHORT-TERM INVESTMENTS
(Cost: $91,096,070)		91,096,070	0.86

TOTAL INVESTMENTS IN SECURITIES
(Cost: $7,628,435,054)		10,652,949,927	100.70

SHORT POSITIONS[g]

COMMON STOCKS
Other securities[a]	(182,425)	(5,580,075)	(0.05)

TOTAL SHORT POSITIONS
(Proceeds: $5,580,075)		(5,580,075)	(0.05)
Other Assets, Less Liabilities		(69,220,656)	(0.65)

NET ASSETS		$10,578,149,196	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2014. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	All or a portion of this security represents a security on loan. See Note 1.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	19

Summary Schedule of Investments (Unaudited)

iSHARES® S&P 500 VALUE ETF

September 30, 2014

Security	Shares	Value	% of Net Assets

COMMON STOCKS

AEROSPACE & DEFENSE
Other securities[a]		$148,560,084	1.84%

		148,560,084	1.84
AIR FREIGHT & LOGISTICS
Other securities[a]		35,551,051	0.44

		35,551,051	0.44
AUTO COMPONENTS
Other securities[a]		9,896,044	0.12

		9,896,044	0.12
AUTOMOBILES
Ford Motor Co.	3,797,080	56,158,813	0.70
General Motors Co.	1,319,661	42,149,973	0.52

		98,308,786	1.22
BEVERAGES
Coca-Cola Co. (The)	1,313,936	56,052,510	0.69
PepsiCo Inc.	619,574	57,676,144	0.71
Other securities[a]		23,674,249	0.30

		137,402,903	1.70
BUILDING PRODUCTS
Other securities[a]		5,681,712	0.07

		5,681,712	0.07
CAPITAL MARKETS
Bank of New York Mellon Corp. (The)	1,107,862	42,907,495	0.53
Goldman Sachs Group Inc. (The)	401,141	73,637,453	0.91
Morgan Stanley	1,499,289	51,830,421	0.64
Other securities[a]		36,449,948	0.45

		204,825,317	2.53
CHEMICALS
Dow Chemical Co. (The)	1,098,898	57,626,211	0.71
Other securities[a]		85,656,352	1.06

		143,282,563	1.77
COMMERCIAL BANKS
Bank of America Corp.	10,295,093	175,531,336	2.17
Citigroup Inc.	1,602,798	83,056,992	1.03
J.P. Morgan Chase & Co.	3,682,311	221,822,415	2.74

Security	Shares	Value	% of Net Assets

PNC Financial Services Group Inc. (The)[b]	529,228	$45,291,332	0.56%
Wells Fargo & Co.	4,650,828	241,238,448	2.98
Other securities[a]		106,252,467	1.32

		873,192,990	10.80
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		36,918,748	0.46

		36,918,748	0.46
COMMUNICATIONS EQUIPMENT
Cisco Systems Inc.	4,992,164	125,652,768	1.55
Other securities[a]		23,462,336	0.29

		149,115,104	1.84
COMPUTERS & PERIPHERALS
EMC Corp.	1,986,095	58,113,140	0.72
Hewlett-Packard Co.	1,827,114	64,807,734	0.80
Other securities[a]		4,317,050	0.05

		127,237,924	1.57
CONSTRUCTION & ENGINEERING
Other securities[a]		21,485,395	0.27

		21,485,395	0.27
CONSTRUCTION MATERIALS
Other securities[a]		8,559,220	0.11

		8,559,220	0.11
CONSUMER FINANCE
Capital One Financial Corp.	549,546	44,853,944	0.55
Other securities[a]		4,266,658	0.06

		49,120,602	0.61
CONTAINERS & PACKAGING
Other securities[a]		20,818,204	0.26

		20,818,204	0.26
DISTRIBUTORS
Other securities[a]		7,352,905	0.09

		7,352,905	0.09
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		2,852,889	0.04

		2,852,889	0.04
DIVERSIFIED FINANCIAL SERVICES
Berkshire Hathaway Inc. Class Bc	1,784,748	246,545,089	3.05
Other securities[a]		42,851,251	0.53

		289,396,340	3.58

20	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 VALUE ETF

September 30, 2014

Security	Shares	Value	% of Net Assets

DIVERSIFIED TELECOMMUNICATION SERVICES
AT&T Inc.	5,077,124	$178,917,850	2.21%
Verizon Communications Inc.	1,947,950	97,378,020	1.20
Other securities[a]		35,535,883	0.45

		311,831,753	3.86
ELECTRIC UTILITIES
Duke Energy Corp.	692,435	51,773,365	0.64
NextEra Energy Inc.	427,206	40,106,099	0.50
Other securities[a]		199,736,297	2.47

		291,615,761	3.61
ELECTRICAL EQUIPMENT
Other securities[a]		33,079,331	0.41

		33,079,331	0.41
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		38,987,411	0.48

		38,987,411	0.48
ENERGY EQUIPMENT & SERVICES
Other securities[a]		91,556,909	1.13

		91,556,909	1.13
FOOD & STAPLES RETAILING
Costco Wholesale Corp.	429,101	53,774,937	0.67
CVS Health Corp.	1,133,820	90,240,734	1.12
Wal-Mart Stores Inc.	1,545,886	118,213,903	1.46
Other securities[a]		78,903,595	0.97

		341,133,169	4.22
FOOD PRODUCTS
Mondelez International Inc. Class A	1,650,517	56,554,965	0.70
Other securities[a]		94,285,448	1.17

		150,840,413	1.87
GAS UTILITIES
Other securities[a]		5,983,934	0.07

		5,983,934	0.07
HEALTH CARE EQUIPMENT & SUPPLIES
Abbott Laboratories	1,472,147	61,226,594	0.76
Other securities[a]		91,806,332	1.13

		153,032,926	1.89
HEALTH CARE PROVIDERS & SERVICES
Express Scripts Holding Co.[c]	729,811	51,546,551	0.64

Security	Shares	Value	% of Net Assets

UnitedHealth Group Inc.	951,234	$82,043,932	1.01%
Other securities[a]		162,392,237	2.01

		295,982,720	3.66
HOTELS, RESTAURANTS & LEISURE
McDonald’s Corp.	413,375	39,192,084	0.48
Other securities[a]		43,002,717	0.54

		82,194,801	1.02
HOUSEHOLD DURABLES
Other securities[a]		39,937,865	0.49

		39,937,865	0.49
HOUSEHOLD PRODUCTS
Procter & Gamble Co. (The)	1,298,901	108,769,970	1.35
Other securities[a]		42,637,877	0.52

		151,407,847	1.87
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
Other securities[a]		19,308,055	0.24

		19,308,055	0.24
INDUSTRIAL CONGLOMERATES
General Electric Co.	9,823,231	251,671,178	3.11
Other securities[a]		5,852,185	0.07

		257,523,363	3.18
INSURANCE
American International Group Inc.	1,396,940	75,462,699	0.93
MetLife Inc.	1,101,126	59,152,489	0.73
Other securities[a]		239,414,382	2.97

		374,029,570	4.63
INTERNET & CATALOG RETAIL
Other securities[a]		3,505,589	0.04

		3,505,589	0.04
INTERNET SOFTWARE & SERVICES
Other securities[a]		20,666,043	0.26

		20,666,043	0.26
IT SERVICES
International Business Machines Corp.	499,559	94,831,285	1.17
Other securities[a]		55,739,437	0.69

		150,570,722	1.86

SCHEDULES OF INVESTMENTS	21

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 VALUE ETF

September 30, 2014

Security	Shares	Value	% of Net Assets

LEISURE EQUIPMENT & PRODUCTS
Other securities[a]		$6,873,044	0.08%

		6,873,044	0.08
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		11,485,716	0.14

		11,485,716	0.14
MACHINERY
Caterpillar Inc.	614,674	60,871,166	0.75
Other securities[a]		99,273,746	1.23

		160,144,912	1.98
MEDIA
Walt Disney Co. (The)	510,212	45,424,174	0.56
Other securities[a]		67,062,510	0.83

		112,486,684	1.39
METALS & MINING
Other securities[a]		83,912,454	1.04

		83,912,454	1.04
MULTI-UTILITIES
Other securities[a]		177,696,798	2.20

		177,696,798	2.20
MULTILINE RETAIL
Other securities[a]		92,759,765	1.15

		92,759,765	1.15
OIL, GAS & CONSUMABLE FUELS
Chevron Corp.	1,859,063	221,823,397	2.74
ConocoPhillips	1,203,762	92,111,868	1.14
Exxon Mobil Corp.	4,175,144	392,672,293	4.86
Occidental Petroleum Corp.	412,171	39,630,242	0.49
Phillips 66	547,167	44,490,149	0.55
Other securities[a]		270,416,204	3.34

		1,061,144,153	13.12
PAPER & FOREST PRODUCTS
Other securities[a]		19,959,044	0.25

		19,959,044	0.25
PERSONAL PRODUCTS
Other securities[a]		3,141,558	0.04

		3,141,558	0.04
PHARMACEUTICALS
Eli Lilly and Co.	962,600	62,424,610	0.77
Johnson & Johnson	1,132,046	120,664,783	1.49
Merck & Co. Inc.	1,496,767	88,728,348	1.10

Security	Shares	Value	% of Net Assets

Pfizer Inc.	3,165,966	$93,617,614	1.16%
Other securities[a]		49,875,072	0.62

		415,310,427	5.14
PROFESSIONAL SERVICES
Other securities[a]		5,920,183	0.07

		5,920,183	0.07
REAL ESTATE INVESTMENT TRUSTS (REITS)
Other securities[a]		156,094,023	1.93

		156,094,023	1.93
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		2,619,053	0.03

		2,619,053	0.03
ROAD & RAIL
Other securities[a]		15,948,370	0.20

		15,948,370	0.20
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Intel Corp.	4,847,060	168,774,629	2.09
Other securities[a]		96,043,263	1.18

		264,817,892	3.27
SOFTWARE
Oracle Corp.	1,464,566	56,063,586	0.69
Other securities[a]		14,676,442	0.18

		70,740,028	0.87
SPECIALTY RETAIL
Home Depot Inc. (The)	461,193	42,309,846	0.52
Other securities[a]		58,050,562	0.72

		100,360,408	1.24
TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		11,413,857	0.14

		11,413,857	0.14
THRIFTS & MORTGAGE FINANCE
Other securities[a]		6,808,820	0.08

		6,808,820	0.08
TOBACCO
Altria Group Inc.	912,670	41,928,060	0.52
Philip Morris International Inc.	672,917	56,121,278	0.69
Other securities[a]		8,890,592	0.11

		106,939,930	1.32

TOTAL COMMON STOCKS
(Cost: $6,654,932,662)		8,069,324,082	99.79

22	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 VALUE ETF

September 30, 2014

Security	Shares	Value	% of Net Assets

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[b,d,e]	22,882,186	$22,882,186	0.28%
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[b,d,e]	1,418,713	1,418,713	0.02
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,d]	6,241,380	6,241,380	0.08

		30,542,279	0.38

TOTAL SHORT-TERM INVESTMENTS
(Cost: $30,542,279)		30,542,279	0.38

TOTAL INVESTMENTS IN SECURITIES
(Cost: $6,685,474,941)		8,099,866,361	100.17
Other Assets, Less Liabilities		(13,823,949)	(0.17)

NET ASSETS		$8,086,042,412	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2014. Other securities may include securities on loan and non-income earning securities.
[b]	Affiliated issuer. See Note 2.
[c]	Non-income earning security.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Summary Schedule of Investments (Unaudited)

iSHARES® S&P MID-CAP 400 GROWTH ETF

September 30, 2014

Security	Shares	Value	% of Net Assets

COMMON STOCKS

AEROSPACE & DEFENSE
B/E Aerospace Inc.[a]	608,589	$51,084,961	1.14%
Other securities[b]		26,045,703	0.58

		77,130,664	1.72
AIRLINES
Alaska Air Group Inc.	779,586	33,943,174	0.76

		33,943,174	0.76
AUTO COMPONENTS
Other securities[b]		22,616,072	0.50

		22,616,072	0.50
AUTOMOBILES
Other securities[b]		6,791,099	0.15

		6,791,099	0.15
BIOTECHNOLOGY
Cubist Pharmaceuticals Inc.[a,c]	437,736	29,039,406	0.65
United Therapeutics Corp.[a,c]	273,201	35,147,309	0.78

		64,186,715	1.43
BUILDING PRODUCTS
Fortune Brands Home & Security Inc.	915,909	37,653,019	0.84
Other securities[b]		33,973,874	0.76

		71,626,893	1.60
CAPITAL MARKETS
SEI Investments Co.	756,357	27,349,869	0.61
Other securities[b]		49,197,552	1.10

		76,547,421	1.71
CHEMICALS
Other securities[b]		103,463,245	2.31

		103,463,245	2.31
COMMERCIAL BANKS
East West Bancorp Inc.	828,785	28,178,690	0.63
Signature Bank[a]	290,806	32,587,720	0.73
SVB Financial Group[a]	293,223	32,867,366	0.73
Other securities[b]		170,401,761	3.79

		264,035,537	5.88
COMMERCIAL SERVICES & SUPPLIES
Other securities[b]		101,114,240	2.25

		101,114,240	2.25

Security	Shares	Value	% of Net Assets

COMMUNICATIONS EQUIPMENT
Other securities[b]		$58,710,140	1.31%

		58,710,140	1.31
COMPUTERS & PERIPHERALS
3D Systems Corp.[a,c]	597,217	27,692,952	0.62
Other securities[b]		23,466,581	0.52

		51,159,533	1.14
CONSTRUCTION MATERIALS
Eagle Materials Inc.	290,154	29,546,382	0.66

		29,546,382	0.66
CONSUMER FINANCE
Other securities[b]		20,927,129	0.47

		20,927,129	0.47
CONTAINERS & PACKAGING
Packaging Corp. of America	568,641	36,290,668	0.81
Other securities[b]		28,657,076	0.64

		64,947,744	1.45
DISTRIBUTORS
LKQ Corp.[a]	1,744,596	46,388,808	1.03

		46,388,808	1.03
DIVERSIFIED CONSUMER SERVICES
Other securities[b]		45,435,580	1.01

		45,435,580	1.01
DIVERSIFIED FINANCIAL SERVICES
MSCI Inc. Class Aa,c	673,569	31,671,214	0.71
Other securities[b]		26,362,240	0.58

		58,033,454	1.29
DIVERSIFIED TELECOMMUNICATION SERVICES
Other securities[b]		17,933,868	0.40

		17,933,868	0.40
ELECTRICAL EQUIPMENT
Acuity Brands Inc.	249,780	29,401,604	0.66
Other securities[b]		20,461,293	0.45

		49,862,897	1.11
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Trimble Navigation Ltd.[a,c]	1,502,176	45,816,368	1.02
Other securities[b]		83,767,449	1.87

		129,583,817	2.89

24	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 GROWTH ETF

September 30, 2014

Security	Shares	Value	% of Net Assets

ENERGY EQUIPMENT & SERVICES
Oceaneering International Inc.	624,255	$40,682,698	0.91%
Patterson-UTI Energy Inc.	844,663	27,476,887	0.61
Other securities[b]		68,254,004	1.52

		136,413,589	3.04
FOOD & STAPLES RETAILING
Other securities[b]		10,639,646	0.24

		10,639,646	0.24
FOOD PRODUCTS
Hain Celestial Group Inc.[a,c]	291,050	29,788,968	0.66
Other securities[b]		39,013,888	0.87

		68,802,856	1.53
GAS UTILITIES
Other securities[b]		25,921,000	0.58

		25,921,000	0.58
HEALTH CARE EQUIPMENT & SUPPLIES
Cooper Companies Inc. (The)	173,026	26,948,800	0.60
Other securities[b]		136,607,485	3.04

		163,556,285	3.64
HEALTH CARE PROVIDERS & SERVICES
Henry Schein Inc.[a,c]	274,581	31,980,449	0.71
Other securities[b]		44,481,590	0.99

		76,462,039	1.70
HEALTH CARE TECHNOLOGY
Other securities[b]		13,356,463	0.30

		13,356,463	0.30
HOTELS, RESTAURANTS & LEISURE
Other securities[b]		122,209,067	2.72

		122,209,067	2.72
HOUSEHOLD DURABLES
Jarden Corp.[a,c]	689,044	41,418,435	0.92
Toll Brothers Inc.[a,c]	935,778	29,158,842	0.65
Other securities[b]		53,425,643	1.19

		124,002,920	2.76
HOUSEHOLD PRODUCTS
Church & Dwight Co. Inc.	424,900	29,810,984	0.66
Other securities[b]		19,795,165	0.45

		49,606,149	1.11

Security	Shares	Value	% of Net Assets

INDUSTRIAL CONGLOMERATES
Other securities[b]		$15,494,451	0.35%

		15,494,451	0.35
INSURANCE
Other securities[b]		61,808,954	1.38

		61,808,954	1.38
INTERNET SOFTWARE & SERVICES
Equinix Inc.[a,c]	175,244	37,235,845	0.83
Other securities[b]		34,244,519	0.76

		71,480,364	1.59
IT SERVICES
Broadridge Financial Solutions Inc.	690,905	28,762,375	0.64
Gartner Inc.[a,c]	513,813	37,749,841	0.84
Global Payments Inc.	394,112	27,540,547	0.61
Other securities[b]		88,964,596	1.99

		183,017,359	4.08
LEISURE EQUIPMENT & PRODUCTS
Polaris Industries Inc.	350,712	52,533,151	1.17
Other securities[b]		22,626,567	0.50

		75,159,718	1.67
LIFE SCIENCES TOOLS & SERVICES
Mettler-Toledo International Inc.[a,c]	166,960	42,763,465	0.95
Other securities[b]		53,234,221	1.19

		95,997,686	2.14
MACHINERY
IDEX Corp.	462,799	33,492,764	0.75
Lincoln Electric Holdings Inc.	459,301	31,753,775	0.71
Trinity Industries Inc.	901,956	42,139,384	0.94
Wabtec Corp.	556,631	45,109,376	1.01
Other securities[b]		147,268,609	3.27

		299,763,908	6.68
MARINE
Kirby Corp.[a,c]	329,787	38,865,398	0.87

		38,865,398	0.87
MEDIA
Other securities[b]		75,847,350	1.69

		75,847,350	1.69
METALS & MINING
Other securities[b]		26,074,482	0.58

		26,074,482	0.58

SCHEDULES OF INVESTMENTS	25

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 GROWTH ETF

September 30, 2014

Security	Shares	Value	% of Net Assets

OIL, GAS & CONSUMABLE FUELS
SM Energy Co.	389,403	$30,373,434	0.68%
Other securities[b]		60,261,569	1.34

		90,635,003	2.02
PAPER & FOREST PRODUCTS
Other securities[b]		5,352,639	0.12

		5,352,639	0.12
PHARMACEUTICALS
Endo International PLC[a]	886,946	60,613,890	1.35
Salix Pharmaceuticals Ltd.[a,c]	368,079	57,508,663	1.28

		118,122,553	2.63
PROFESSIONAL SERVICES
Towers Watson & Co. Class A	405,815	40,378,592	0.90
Other securities[b]		16,350,180	0.36

		56,728,772	1.26
REAL ESTATE INVESTMENT TRUSTS (REITS)
Extra Space Storage Inc.	637,036	32,851,947	0.73
Other securities[b]		209,372,847	4.67

		242,224,794	5.40
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[b]		9,414,320	0.21

		9,414,320	0.21
ROAD & RAIL
Genesee & Wyoming Inc. Class Aa	295,317	28,146,663	0.63
J.B. Hunt Transport Services Inc.	532,143	39,405,189	0.88
Old Dominion Freight Line Inc.[a]	393,449	27,793,238	0.62
Other securities[b]		14,600,375	0.32

		109,945,465	2.45
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Cree Inc.[a,c]	693,836	28,412,584	0.63
Skyworks Solutions Inc.	701,046	40,695,720	0.91
Other securities[b]		50,481,869	1.13

		119,590,173	2.67

Security	Shares	Value	% of Net Assets

SOFTWARE
ANSYS Inc.[a]	531,817	$40,242,592	0.90%
Concur Technologies Inc.[a,c]	276,910	35,117,726	0.78
Other securities[b]		251,708,449	5.61

		327,068,767	7.29
SPECIALTY RETAIL
Advance Auto Parts Inc.	248,853	32,425,546	0.72
Signet Jewelers Ltd.	250,367	28,519,305	0.64
Other securities[b]		40,609,088	0.90

		101,553,939	2.26
TEXTILES, APPAREL & LUXURY GOODS
Hanesbrands Inc.	575,796	61,863,522	1.38
Other securities[b]		62,506,294	1.39

		124,369,816	2.77
THRIFTS & MORTGAGE FINANCE
Other securities[b]		11,710,197	0.26

		11,710,197	0.26
TRADING COMPANIES & DISTRIBUTORS
Other securities[b]		27,134,238	0.60

		27,134,238	0.60
WATER UTILITIES
Other securities[b]		11,803,919	0.26

		11,803,919	0.26

TOTAL COMMON STOCKS
(Cost: $3,895,326,632)		4,484,118,691	99.92

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[d,e,f]	374,622,443	374,622,443	8.34
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[d,e,f]	23,226,873	23,226,873	0.52
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	3,544,025	3,544,025	0.08

		401,393,341	8.94

TOTAL SHORT-TERM INVESTMENTS
(Cost: $401,393,341)		401,393,341	8.94

26	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 GROWTH ETF

September 30, 2014

	Value	% of Net Assets

TOTAL INVESTMENTS IN SECURITIES
(Cost: $4,296,719,973)	$4,885,512,032	108.86%
Other Assets, Less Liabilities	(397,683,601)	(8.86)

NET ASSETS	$4,487,828,431	100.00%

[a]	Non-income earning security.
[b]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2014. Other securities may include securities on loan and non-income earning securities.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	27

Summary Schedule of Investments (Unaudited)

iSHARES® S&P MID-CAP 400 VALUE ETF

September 30, 2014

Security	Shares	Value	% of Net Assets

COMMON STOCKS

AEROSPACE & DEFENSE
Other securities[a]		$78,244,440	1.92%

		78,244,440	1.92
AIRLINES
Other securities[a]		13,938,272	0.34

		13,938,272	0.34
AUTOMOBILES
Other securities[a]		6,520,673	0.16

		6,520,673	0.16
BUILDING PRODUCTS
Other securities[a]		6,061,814	0.15

		6,061,814	0.15
CAPITAL MARKETS
Raymond James Financial Inc.	671,458	35,976,720	0.88
Other securities[a]		28,313,554	0.70

		64,290,274	1.58
CHEMICALS
Ashland Inc.	382,992	39,869,467	0.98
Other securities[a]		125,117,410	3.07

		164,986,877	4.05
COMMERCIAL BANKS
Other securities[a]		148,528,089	3.64

		148,528,089	3.64
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		49,110,678	1.21

		49,110,678	1.21
COMMUNICATIONS EQUIPMENT
Other securities[a]		41,359,431	1.01

		41,359,431	1.01
COMPUTERS & PERIPHERALS
Other securities[a]		34,686,200	0.85

		34,686,200	0.85
CONSTRUCTION & ENGINEERING
URS Corp.	369,056	21,261,316	0.52
Other securities[a]		38,698,674	0.95

		59,959,990	1.47
CONTAINERS & PACKAGING
Sonoco Products Co.	543,335	21,347,632	0.52
Other securities[a]		50,002,059	1.23

		71,349,691	1.75

Security	Shares	Value	% of Net Assets

DIVERSIFIED CONSUMER SERVICES
Other securities[a]		$36,290,412	0.89%

		36,290,412	0.89
DIVERSIFIED TELECOMMUNICATION SERVICES
Other securities[a]		14,108,869	0.35

		14,108,869	0.35
ELECTRIC UTILITIES
OGE Energy Corp.	1,064,254	39,494,466	0.97
Westar Energy Inc.[b]	692,759	23,636,937	0.58
Other securities[a]		75,018,469	1.84

		138,149,872	3.39
ELECTRICAL EQUIPMENT
Other securities[a]		31,611,173	0.78

		31,611,173	0.78
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Arrow Electronics Inc.[c]	527,930	29,220,926	0.72
Avnet Inc.	738,511	30,648,206	0.75
Ingram Micro Inc. Class Ac	830,761	21,441,941	0.53
Other securities[a]		51,528,493	1.26

		132,839,566	3.26
ENERGY EQUIPMENT & SERVICES
Superior Energy Services Inc.	826,240	27,158,509	0.67
Other securities[a]		81,132,091	1.99

		108,290,600	2.66
FOOD & STAPLES RETAILING
Other securities[a]		16,324,145	0.40

		16,324,145	0.40
FOOD PRODUCTS
Ingredion Inc.	398,387	30,193,751	0.74
Other securities[a]		42,353,054	1.04

		72,546,805	1.78
GAS UTILITIES
Atmos Energy Corp.	535,968	25,565,674	0.63
UGI Corp.	920,810	31,390,413	0.77
Other securities[a]		49,598,081	1.21

		106,554,168	2.61
HEALTH CARE EQUIPMENT & SUPPLIES
Other securities[a]		92,882,903	2.28

		92,882,903	2.28

28	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 VALUE ETF

September 30, 2014

Security	Shares	Value	% of Net Assets

HEALTH CARE PROVIDERS & SERVICES
Centene Corp.[c]	313,033	$25,890,959	0.64%
Community Health Systems Inc.[c]	615,694	33,733,874	0.83
Henry Schein Inc.[b,c]	199,359	23,219,343	0.57
Other securities[a]		99,410,724	2.43

		182,254,900	4.47
HEALTH CARE TECHNOLOGY
Other securities[a]		8,717,369	0.21

		8,717,369	0.21
HOTELS, RESTAURANTS & LEISURE
Other securities[a]		26,172,988	0.64

		26,172,988	0.64
HOUSEHOLD DURABLES
Other securities[a]		24,147,304	0.59

		24,147,304	0.59
HOUSEHOLD PRODUCTS
Church & Dwight Co. Inc.	321,236	22,537,918	0.55
Energizer Holdings Inc.	181,425	22,353,374	0.55

		44,891,292	1.10
INDUSTRIAL CONGLOMERATES
Other securities[a]		13,238,827	0.33

		13,238,827	0.33
INSURANCE
Alleghany Corp.[c]	87,463	36,572,653	0.90
American Financial Group Inc.	400,430	23,180,893	0.57
Everest Re Group Ltd.[b]	242,906	39,353,201	0.97
HCC Insurance Holdings Inc.	534,123	25,792,800	0.63
Protective Life Corp.	421,236	29,237,991	0.72
Reinsurance Group of America Inc.	366,222	29,345,369	0.72
W.R. Berkley Corp.	544,935	26,047,893	0.64
Other securities[a]		132,878,823	3.25

		342,409,623	8.40
INTERNET & CATALOG RETAIL
Other securities[a]		10,651,500	0.26

		10,651,500	0.26

Security	Shares	Value	% of Net Assets

INTERNET SOFTWARE & SERVICES
Equinix Inc.[c]	122,169	$25,958,469	0.64%
Other securities[a]		18,880,304	0.46

		44,838,773	1.10
IT SERVICES
Other securities[a]		57,577,444	1.41

		57,577,444	1.41
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		20,412,586	0.50

		20,412,586	0.50
MACHINERY
SPX Corp.	227,303	21,350,571	0.52
Other securities[a]		132,825,113	3.26

		154,175,684	3.78
MEDIA
Other securities[a]		61,257,081	1.50

		61,257,081	1.50
METALS & MINING
Reliance Steel & Aluminum Co.	416,447	28,484,975	0.70
Royal Gold Inc.	347,815	22,587,106	0.55
Steel Dynamics Inc.	1,282,124	28,988,824	0.71
United States Steel Corp.	775,166	30,363,252	0.74
Other securities[a]		42,701,275	1.06

		153,125,432	3.76
MULTI-UTILITIES
Alliant Energy Corp.	592,572	32,834,414	0.81
MDU Resources Group Inc.	1,036,223	28,817,362	0.71
Other securities[a]		29,008,417	0.70

		90,660,193	2.22
MULTILINE RETAIL
Other securities[a]		29,248,691	0.72

		29,248,691	0.72
OIL, GAS & CONSUMABLE FUELS
HollyFrontier Corp.	1,060,555	46,325,043	1.14
WPX Energy Inc.[c]	1,083,840	26,077,190	0.64
Other securities[a]		44,949,664	1.10

		117,351,897	2.88
PAPER & FOREST PRODUCTS
Other securities[a]		17,576,595	0.43

		17,576,595	0.43

SCHEDULES OF INVESTMENTS	29

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 VALUE ETF

September 30, 2014

Security	Shares	Value	% of Net Assets

PROFESSIONAL SERVICES
Manpowergroup Inc.	425,831	$29,850,753	0.73%
Other securities[a]		3,373,815	0.09

		33,224,568	0.82
REAL ESTATE INVESTMENT TRUSTS (REITS)
Alexandria Real Estate Equities Inc.	383,243	28,264,171	0.69
Camden Property Trust	457,059	31,322,253	0.77
Corrections Corp. of America[b]	621,823	21,365,838	0.52
Hospitality Properties Trust[b]	799,998	21,479,946	0.53
National Retail Properties Inc.[b]	668,301	23,103,166	0.57
Realty Income Corp.[b]	1,189,104	48,503,552	1.19
SL Green Realty Corp.	488,522	49,497,049	1.21
UDR Inc.[b]	779,662	21,245,790	0.52
Other securities[a]		262,299,723	6.44

		507,081,488	12.44
REAL ESTATE MANAGEMENT & DEVELOPMENT
Jones Lang LaSalle Inc.	239,567	30,266,895	0.74

		30,266,895	0.74
ROAD & RAIL
Other securities[a]		24,393,557	0.60

		24,393,557	0.60
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Teradyne Inc.	1,093,071	21,194,647	0.52
Other securities[a]		120,757,945	2.96

		141,952,592	3.48
SOFTWARE
Other securities[a]		89,417,593	2.19

		89,417,593	2.19
SPECIALTY RETAIL
Dick’s Sporting Goods Inc.	530,981	23,299,446	0.57
Foot Locker Inc.	767,662	42,720,390	1.05
Signet Jewelers Ltd.	197,074	22,448,699	0.55
Other securities[a]		152,802,702	3.75

		241,271,237	5.92

Security	Shares	Value	% of Net Assets

THRIFTS & MORTGAGE FINANCE
New York Community Bancorp Inc.[b]	2,364,617	$37,526,472	0.92%
Other securities[a]		5,810,935	0.14

		43,337,407	1.06
TOBACCO
Other securities[a]		5,506,136	0.14

		5,506,136	0.14
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		42,273,833	1.04

		42,273,833	1.04
WATER UTILITIES
Other securities[a]		11,376,896	0.28

		11,376,896	0.28
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		12,671,270	0.31

		12,671,270	0.31

TOTAL COMMON STOCKS
(Cost: $3,479,039,358)		4,070,116,593	99.85

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[d,e,f]	266,443,752	266,443,752	6.54
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[d,e,f]	16,519,713	16,519,713	0.40
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	1,951,962	1,951,962	0.05

		284,915,427	6.99

TOTAL SHORT-TERM INVESTMENTS
(Cost: $284,915,427)		284,915,427	6.99

30	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 VALUE ETF

September 30, 2014

	Value	% of Net Assets

TOTAL INVESTMENTS IN SECURITIES
(Cost: $3,763,954,785)	$4,355,032,020	106.84%
Other Assets, Less Liabilities	(278,953,957)	(6.84)

NET ASSETS	$4,076,078,063	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2014. Other securities may include securities on loan and non-income earning securities.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Non-income earning security.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	31

Summary Schedule of Investments (Unaudited)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

September 30, 2014

Security	Shares	Value	% of Net Assets

COMMON STOCKS

AEROSPACE & DEFENSE
Moog Inc. Class Aa	223,301	$15,273,789	0.60%
Teledyne Technologies Inc.[a,b]	175,073	16,458,613	0.64
Other securities[c]		24,518,319	0.95

		56,250,721	2.19
AIR FREIGHT & LOGISTICS
Other securities[c]		5,620,875	0.22

		5,620,875	0.22
AIRLINES
Allegiant Travel Co.	118,370	14,637,634	0.57

		14,637,634	0.57
AUTO COMPONENTS
Other securities[c]		22,101,515	0.86

		22,101,515	0.86
AUTOMOBILES
Other securities[c]		4,988,204	0.20

		4,988,204	0.20
BEVERAGES
Boston Beer Co. Inc. (The) Class Aa,b	75,223	16,681,452	0.65

		16,681,452	0.65
BIOTECHNOLOGY
Other securities[c]		32,841,863	1.28

		32,841,863	1.28
BUILDING PRODUCTS
Other securities[c]		25,529,201	1.00

		25,529,201	1.00
CAPITAL MARKETS
Evercore Partners Inc. Class A	308,163	14,483,661	0.56
Financial Engines Inc.[b]	439,814	15,048,236	0.59
Stifel Financial Corp.[a]	301,343	14,129,973	0.55
Other securities[c]		27,096,332	1.06

		70,758,202	2.76
CHEMICALS
Balchem Corp.	259,873	14,701,016	0.57
H.B. Fuller Co.	425,936	16,909,659	0.66
Other securities[c]		23,823,301	0.93

		55,433,976	2.16

Security	Shares	Value	% of Net Assets

COMMERCIAL BANKS
Bank of the Ozarks Inc.	547,391	$17,253,764	0.67%
First Financial Bankshares Inc.	544,085	15,120,122	0.59
Glacier Bancorp Inc.	631,629	16,333,926	0.64
Home Bancshares Inc.	491,114	14,443,663	0.56
MB Financial Inc.	540,706	14,966,742	0.58
PrivateBancorp Inc.	597,037	17,857,377	0.70
Texas Capital Bancshares Inc.[a,b]	365,830	21,101,074	0.82
Other securities[c]		105,225,823	4.11

		222,302,491	8.67
COMMERCIAL SERVICES & SUPPLIES
Mobile Mini Inc.	396,494	13,865,395	0.54
Other securities[c]		26,082,750	1.02

		39,948,145	1.56
COMMUNICATIONS EQUIPMENT
Other securities[c]		26,020,660	1.02

		26,020,660	1.02
COMPUTERS & PERIPHERALS
Electronics For Imaging Inc.[a,b]	394,642	17,431,337	0.68

		17,431,337	0.68
CONSTRUCTION & ENGINEERING
Other securities[c]		11,309,198	0.44

		11,309,198	0.44
CONSTRUCTION MATERIALS
Other securities[c]		4,087,363	0.16

		4,087,363	0.16
CONSUMER FINANCE
Portfolio Recovery Associates Inc.[a,b]	424,971	22,196,235	0.87
Other securities[c]		28,174,629	1.09

		50,370,864	1.96
CONTAINERS & PACKAGING
Other securities[c]		1,662,623	0.07

		1,662,623	0.07
DISTRIBUTORS
Other securities[c]		10,893,997	0.43

		10,893,997	0.43

32	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

September 30, 2014

Security	Shares	Value	% of Net Assets

DIVERSIFIED CONSUMER SERVICES
Other securities[c]		$14,178,765	0.55%

		14,178,765	0.55
DIVERSIFIED FINANCIAL SERVICES
MarketAxess Holdings Inc.	318,234	19,685,955	0.77

		19,685,955	0.77
DIVERSIFIED TELECOMMUNICATION SERVICES
Other securities[c]		12,562,432	0.49

		12,562,432	0.49
ELECTRICAL EQUIPMENT
EnerSys	394,907	23,157,346	0.90
Other securities[c]		22,751,337	0.89

		45,908,683	1.79
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[c]		80,955,522	3.16

		80,955,522	3.16
ENERGY EQUIPMENT & SERVICES
Other securities[c]		57,561,048	2.24

		57,561,048	2.24
FOOD & STAPLES RETAILING
Other securities[c]		20,118,206	0.78

		20,118,206	0.78
FOOD PRODUCTS
Darling Ingredients Inc.[a,b]	907,832	16,631,482	0.65
Other securities[c]		19,968,816	0.78

		36,600,298	1.43
HEALTH CARE EQUIPMENT & SUPPLIES
NuVasive Inc.[a]	399,165	13,918,884	0.54
West Pharmaceutical Services Inc.	599,874	26,850,360	1.05
Other securities[c]		97,058,294	3.78

		137,827,538	5.37
HEALTH CARE PROVIDERS & SERVICES
Air Methods Corp.[a,b]	302,175	16,785,821	0.65
MWI Veterinary Supply Inc.[a,b]	109,280	16,217,152	0.63
Other securities[c]		35,584,021	1.39

		68,586,994	2.67

Security	Shares	Value	% of Net Assets

HEALTH CARE TECHNOLOGY
Medidata Solutions Inc.[a,b]	458,429	$20,303,820	0.79%
Other securities[c]		24,968,415	0.98

		45,272,235	1.77
HOTELS, RESTAURANTS & LEISURE
Buffalo Wild Wings Inc.[a,b]	160,566	21,559,197	0.84
Texas Roadhouse Inc.	531,350	14,792,784	0.58
Other securities[c]		96,334,779	3.75

		132,686,760	5.17
HOUSEHOLD DURABLES
Other securities[c]		35,181,956	1.37

		35,181,956	1.37
HOUSEHOLD PRODUCTS
Other securities[c]		8,060,192	0.31

		8,060,192	0.31
INSURANCE
Other securities[c]		25,307,225	0.99

		25,307,225	0.99
INTERNET & CATALOG RETAIL
Other securities[c]		4,594,628	0.18

		4,594,628	0.18
INTERNET SOFTWARE & SERVICES
Dealertrack Technologies Inc.[a,b]	374,827	16,271,240	0.63
j2 Global Inc.[b]	384,746	18,991,063	0.74
Other securities[c]		51,039,154	1.99

		86,301,457	3.36
IT SERVICES
MAXIMUS Inc.	568,567	22,816,594	0.89
Other securities[c]		55,387,813	2.16

		78,204,407	3.05
LEISURE EQUIPMENT & PRODUCTS
Other securities[c]		11,857,848	0.46

		11,857,848	0.46
LIFE SCIENCES TOOLS & SERVICES
PAREXEL International Corp.[a,b]	269,257	16,987,424	0.66
Other securities[c]		13,871,318	0.54

		30,858,742	1.20

SCHEDULES OF INVESTMENTS	33

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

September 30, 2014

Security	Shares	Value	% of Net Assets

MACHINERY
Hillenbrand Inc.	533,068	$16,466,471	0.64%
Toro Co. (The)	278,576	16,500,057	0.64
Other securities[c]		61,262,384	2.39

		94,228,912	3.67
MEDIA
Other securities[c]		4,155,527	0.16

		4,155,527	0.16
METALS & MINING
US Silica Holdings Inc.	457,110	28,573,946	1.11
Other securities[c]		24,536,756	0.96

		53,110,702	2.07
MULTILINE RETAIL
Other securities[c]		3,101,579	0.12

		3,101,579	0.12
OIL, GAS & CONSUMABLE FUELS
Carrizo Oil & Gas Inc.[a,b]	359,238	19,334,189	0.75
Stone Energy Corp.[a]	476,460	14,941,785	0.58
Other securities[c]		30,767,065	1.21

		65,043,039	2.54
PAPER & FOREST PRODUCTS
KapStone Paper and Packaging Corp.[a]	716,292	20,034,687	0.78
Other securities[c]		8,229,353	0.32

		28,264,040	1.10
PERSONAL PRODUCTS
Other securities[c]		3,991,377	0.16

		3,991,377	0.16
PHARMACEUTICALS
Akorn Inc.[a,b]	609,753	22,115,741	0.86
Prestige Brands Holdings Inc.[a,b]	441,613	14,295,013	0.56
Other securities[c]		30,021,725	1.17

		66,432,479	2.59
PROFESSIONAL SERVICES
Other securities[c]		33,115,301	1.29

		33,115,301	1.29
REAL ESTATE INVESTMENT TRUSTS (REITS)
Other securities[c]		145,411,180	5.67

		145,411,180	5.67

Security	Shares	Value	% of Net Assets

REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[c]		$5,239,786	0.20%

		5,239,786	0.20
ROAD & RAIL
Other securities[c]		29,835,228	1.16

		29,835,228	1.16
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Synaptics Inc.[a,b]	311,854	22,827,713	0.89
Other securities[c]		60,913,876	2.37

		83,741,589	3.26
SOFTWARE
Blackbaud Inc.	392,437	15,418,850	0.60
Manhattan Associates Inc[a,b]	637,248	21,296,828	0.83
Synchronoss Technologies Inc[a,b]	301,968	13,824,095	0.54
Tyler Technologies Inc.[a]	278,808	24,646,627	0.96
Other securities[c]		52,136,753	2.03

		127,323,153	4.96
SPECIALTY RETAIL
Lithia Motors Inc. Class A	193,027	14,610,214	0.57
Other securities[c]		64,426,150	2.51

		79,036,364	3.08
TEXTILES, APPAREL & LUXURY GOODS
Iconix Brand Group Inc[a,b]	408,198	15,078,834	0.59
Steven Madden Ltd[a,b]	487,059	15,697,912	0.61
Wolverine World Wide Inc.	861,135	21,580,043	0.84
Other securities[c]		16,927,254	0.66

		69,284,043	2.70
THRIFTS & MORTGAGE FINANCE
Other securities[c]		15,677,504	0.61

		15,677,504	0.61
TRADING COMPANIES & DISTRIBUTORS
Other securities[c]		11,620,918	0.45

		11,620,918	0.45
WATER UTILITIES
Other securities[c]		4,117,590	0.16

		4,117,590	0.16

34	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

September 30, 2014

Security	Shares	Value	% of Net Assets

WIRELESS TELECOMMUNICATION SERVICES
Other securities[c]		$581,848	0.02%

		581,848	0.02

TOTAL COMMON STOCKS
(Cost: $2,396,566,959)		2,564,493,371	99.96

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[d,e,f]	356,809,539	356,809,539	13.91
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[d,e,f]	22,122,460	22,122,460	0.86
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	1,693,324	1,693,324	0.06

		380,625,323	14.83

TOTAL SHORT-TERM INVESTMENTS
(Cost: $380,625,323)		380,625,323	14.83

TOTAL INVESTMENTS IN SECURITIES
(Cost: $2,777,192,282)		2,945,118,694	114.79
Other Assets, Less Liabilities		(379,492,218)	(14.79)

NET ASSETS		$2,565,626,476	100.00%

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2014. Other securities may include securities on loan and non-income earning securities.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	35

Summary Schedule of Investments (Unaudited)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

September 30, 2014

Security	Shares	Value	% of Net Assets

COMMON STOCKS

AEROSPACE & DEFENSE
Curtiss-Wright Corp.	407,088	$26,835,241	0.94%
Teledyne Technologies Inc.[a]	142,504	13,396,801	0.47
Other securities[b]		46,545,096	1.62

		86,777,138	3.03
AIR FREIGHT & LOGISTICS
Hub Group Inc. Class Aa,c	294,604	11,940,300	0.42
Other securities[b]		21,372,581	0.74

		33,312,881	1.16
AIRLINES
Other securities[b]		3,349,142	0.12

		3,349,142	0.12
AUTO COMPONENTS
Other securities[b]		6,393,551	0.22

		6,393,551	0.22
BIOTECHNOLOGY
Other securities[b]		5,654,495	0.20

		5,654,495	0.20
BUILDING PRODUCTS
Other securities[b]		28,811,162	1.01

		28,811,162	1.01
CAPITAL MARKETS
Stifel Financial Corp.[a]	255,684	11,989,023	0.42
Other securities[b]		22,344,611	0.78

		34,333,634	1.20
CHEMICALS
Other securities[b]		75,455,362	2.63

		75,455,362	2.63
COMMERCIAL BANKS
F.N.B. Corp.	1,466,880	17,587,891	0.61
Susquehanna Bancshares Inc.	1,584,448	15,844,480	0.55
United Bankshares Inc.	537,897	16,637,154	0.58
Wintrust Financial Corp.	393,328	17,569,962	0.61
Other securities[b]		116,707,775	4.09

		184,347,262	6.44

Security	Shares	Value	% of Net Assets

COMMERCIAL SERVICES & SUPPLIES
Tetra Tech Inc.	542,102	$13,541,708	0.47%
United Stationers Inc.	329,752	12,388,783	0.43
Other securities[b]		55,868,365	1.96

		81,798,856	2.86
COMMUNICATIONS EQUIPMENT
Other securities[b]		34,184,294	1.19

		34,184,294	1.19
COMPUTERS & PERIPHERALS
Other securities[b]		15,309,481	0.53

		15,309,481	0.53
CONSTRUCTION & ENGINEERING
EMCOR Group Inc.	566,146	22,623,194	0.79
Other securities[b]		11,258,966	0.39

		33,882,160	1.18
CONSTRUCTION MATERIALS
Other securities[b]		3,724,117	0.13

		3,724,117	0.13
CONSUMER FINANCE
Other securities[b]		19,922,866	0.70

		19,922,866	0.70
CONTAINERS & PACKAGING
Other securities[b]		2,111,702	0.07

		2,111,702	0.07
DISTRIBUTORS
Other securities[b]		10,835,527	0.38

		10,835,527	0.38
DIVERSIFIED CONSUMER SERVICES
Other securities[b]		22,450,402	0.78

		22,450,402	0.78
DIVERSIFIED FINANCIAL SERVICES
Interactive Brokers Group Inc. Class A	483,015	12,051,224	0.42

		12,051,224	0.42
DIVERSIFIED TELECOMMUNICATION SERVICES
Other securities[b]		18,816,082	0.66

		18,816,082	0.66
ELECTRIC UTILITIES
ALLETE Inc.	330,961	14,691,359	0.51
El Paso Electric Co.	340,410	12,441,985	0.44
UIL Holdings Corp.	477,359	16,898,509	0.59

		44,031,853	1.54

36	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

September 30, 2014

Security	Shares	Value	% of Net Assets

ELECTRICAL EQUIPMENT
Other securities[b]		$14,594,237	0.51%

		14,594,237	0.51
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Anixter International Inc.	229,594	19,478,755	0.68
Sanmina Corp.[a]	697,467	14,549,162	0.51
SYNNEX Corp.[a,c]	234,810	15,175,770	0.53
Other securities[b]		99,809,815	3.48

		149,013,502	5.20
ENERGY EQUIPMENT & SERVICES
Exterran Holdings Inc.	566,098	25,083,802	0.88
Other securities[b]		61,190,497	2.13

		86,274,299	3.01
FOOD & STAPLES RETAILING
Other securities[b]		23,179,548	0.81

		23,179,548	0.81
FOOD PRODUCTS
Sanderson Farms Inc.[c]	173,693	15,276,299	0.53
TreeHouse Foods Inc.[a,c]	355,387	28,608,653	1.00
Other securities[b]		56,424,176	1.97

		100,309,128	3.50
GAS UTILITIES
Laclede Group Inc. (The)	364,405	16,908,392	0.59
New Jersey Resources Corp.	356,390	18,001,259	0.63
Piedmont Natural Gas Co.	661,627	22,184,353	0.77
South Jersey Industries Inc.	279,646	14,921,911	0.52
Southwest Gas Corp.	392,741	19,079,358	0.67
Other securities[b]		9,718,176	0.34

		100,813,449	3.52
HEALTH CARE EQUIPMENT & SUPPLIES
Other securities[b]		57,619,161	2.01

		57,619,161	2.01

Security	Shares	Value	% of Net Assets

HEALTH CARE PROVIDERS & SERVICES
Chemed Corp.	145,899	$15,013,007	0.52%
Magellan Health Inc.[a,c]	243,830	13,344,816	0.47
Other securities[b]		72,043,707	2.52

		100,401,530	3.51
HEALTH CARE TECHNOLOGY
Other securities[b]		8,467,677	0.30

		8,467,677	0.30
HOTELS, RESTAURANTS & LEISURE
Marriott Vacations Worldwide Corp.[a,c]	245,428	15,562,589	0.54
Other securities[b]		56,648,731	1.98

		72,211,320	2.52
HOUSEHOLD DURABLES
Other securities[b]		42,719,839	1.49

		42,719,839	1.49
HOUSEHOLD PRODUCTS
Other securities[b]		2,933,314	0.10

		2,933,314	0.10
INSURANCE
ProAssurance Corp.	492,647	21,710,953	0.76
Other securities[b]		59,782,517	2.09

		81,493,470	2.85
INTERNET & CATALOG RETAIL
Other securities[b]		9,871,295	0.34

		9,871,295	0.34
INTERNET SOFTWARE & SERVICES
Other securities[b]		13,972,441	0.49

		13,972,441	0.49
IT SERVICES
CACI International Inc. Class Aa,c	198,438	14,142,676	0.49
Other securities[b]		27,280,989	0.96

		41,423,665	1.45
LEISURE EQUIPMENT & PRODUCTS
Other securities[b]		4,742,388	0.17

		4,742,388	0.17
LIFE SCIENCES TOOLS & SERVICES
PAREXEL International Corp.[a,c]	193,926	12,234,791	0.43
Other securities[b]		6,704,084	0.23

		18,938,875	0.66

SCHEDULES OF INVESTMENTS	37

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

September 30, 2014

Security	Shares	Value	% of Net Assets

MACHINERY
Mueller Industries Inc.	478,555	$13,657,960	0.48%
Other securities[b]		95,468,367	3.33

		109,126,327	3.81
MARINE
Other securities[b]		9,106,014	0.32

		9,106,014	0.32
MEDIA
Other securities[b]		11,045,805	0.39

		11,045,805	0.39
METALS & MINING
Other securities[b]		67,809,707	2.37

		67,809,707	2.37
MULTI-UTILITIES
Avista Corp.	500,321	15,274,800	0.54
NorthWestern Corp.	330,338	14,984,132	0.52

		30,258,932	1.06
MULTILINE RETAIL
Other securities[b]		8,215,304	0.29

		8,215,304	0.29
OIL, GAS & CONSUMABLE FUELS
Other securities[b]		59,994,344	2.09

		59,994,344	2.09
PAPER & FOREST PRODUCTS
Other securities[b]		50,693,788	1.77

		50,693,788	1.77
PERSONAL PRODUCTS
Other securities[b]		3,273,545	0.11

		3,273,545	0.11
PHARMACEUTICALS
Impax Laboratories Inc.[a]	554,793	13,154,142	0.46
Other securities[b]		6,070,655	0.21

		19,224,797	0.67
PROFESSIONAL SERVICES
Other securities[b]		42,178,770	1.47

		42,178,770	1.47
REAL ESTATE INVESTMENT TRUSTS (REITS)
Cousins Properties Inc.[c]	1,736,713	20,753,720	0.72
EPR Properties[c]	479,101	24,280,839	0.85
GEO Group Inc. (The)	613,500	23,447,970	0.82

Security	Shares	Value	% of Net Assets

Government Properties Income Trust[c]	594,666	$13,029,132	0.45%
Healthcare Realty Trust Inc.	822,972	19,487,977	0.68
Kite Realty Group Trust[c]	702,096	17,018,807	0.59
Post Properties Inc.[c]	293,864	15,086,978	0.53
Tanger Factory Outlet Centers Inc.[c]	404,510	13,235,567	0.46
Other securities[b]		157,661,520	5.52

		304,002,510	10.62
ROAD & RAIL
Other securities[b]		22,473,909	0.78

		22,473,909	0.78
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
MKS Instruments Inc.	447,694	14,944,026	0.52
TriQuint Semiconductor Inc.[a]	1,477,109	28,168,469	0.98
Other securities[b]		101,737,051	3.56

		144,849,546	5.06
SOFTWARE
Other securities[b]		40,331,066	1.41

		40,331,066	1.41
SPECIALTY RETAIL
Genesco Inc.[a,c]	203,364	15,201,459	0.53
Group 1 Automotive Inc.[c]	180,658	13,135,643	0.46
Other securities[b]		118,605,220	4.14

		146,942,322	5.13
TEXTILES, APPAREL & LUXURY GOODS
SKECHERS U.S.A. Inc. Class Aa	341,627	18,212,135	0.64
Other securities[b]		21,795,176	0.76

		40,007,311	1.40
THRIFTS & MORTGAGE FINANCE
Other securities[b]		30,089,482	1.05

		30,089,482	1.05
TOBACCO
Other securities[b]		1,383,620	0.05

		1,383,620	0.05

38	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

September 30, 2014

Security	Shares	Value	% of Net Assets

TRADING COMPANIES & DISTRIBUTORS
Applied Industrial Technologies Inc.	350,385	$15,995,075	0.56%
Other securities[b]		9,887,032	0.34

		25,882,107	0.90
WATER UTILITIES
Other securities[b]		5,868,140	0.20

		5,868,140	0.20
WIRELESS TELECOMMUNICATION SERVICES
Other securities[b]		946,375	0.03

		946,375	0.03

TOTAL COMMON STOCKS
(Cost: $2,652,902,796)		2,860,236,050	99.87

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[d,e,f]	288,547,004	288,547,004	10.08
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[d,e,f]	17,890,131	17,890,131	0.62
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00% [d,e]	1,908,293	1,908,293	0.07

		308,345,428	10.77

TOTAL SHORT-TERM INVESTMENTS
(Cost: $308,345,428)		308,345,428	10.77

TOTAL INVESTMENTS IN SECURITIES
(Cost: $2,961,248,224)		3,168,581,478	110.64
Other Assets, Less Liabilities		(304,787,362)	(10.64)

NET ASSETS		$2,863,794,116	100.00%

[a]	Non-income earning security.
[b]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2014. Other securities may include securities on loan and non-income earning securities.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	39

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

September 30, 2014

	iShares S&P 100 ETF	iShares S&P 500 Growth ETF	iShares S&P 500 Value ETF

ASSETS
Investments, at cost:
Unaffiliated	$4,176,664,282	$7,500,041,642	$6,619,448,658
Affiliated (Note 2)	2,952,924	128,393,412	66,026,283

Total cost of investments	$4,179,617,206	$7,628,435,054	$6,685,474,941

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$4,485,544,185	$10,514,695,614	$8,024,032,750
Affiliated (Note 2)	2,952,924	138,254,313	75,833,611

Total fair value of investments	4,488,497,109	10,652,949,927	8,099,866,361
Receivables:
Investment securities sold	91,634	5,580,075	—
Dividends and interest	5,318,660	10,040,859	11,691,275
Capital shares sold	—	30,362	—

Total Assets	4,493,907,403	10,668,601,223	8,111,557,636

LIABILITIES
Short positions, at value[b]	—	5,580,075	—
Payables:
Collateral for securities on loan (Note 1)	—	83,295,850	24,300,899
Capital shares redeemed	119,426	—	—
Investment advisory fees (Note 2)	738,968	1,576,102	1,214,325

Total Liabilities	858,394	90,452,027	25,515,224

NET ASSETS	$4,493,049,009	$10,578,149,196	$8,086,042,412

Net assets consist of:
Paid-in capital	$4,342,530,156	$8,384,530,060	$7,277,474,408
Undistributed net investment income	1,713,024	3,185,679	4,894,842
Accumulated net realized loss	(160,074,074)	(834,081,416)	(610,718,258)
Net unrealized appreciation	308,879,903	3,024,514,873	1,414,391,420

NET ASSETS	$4,493,049,009	$10,578,149,196	$8,086,042,412

Shares outstanding[c]	50,950,000	99,100,000	89,800,000

Net asset value per share	$88.19	$106.74	$90.05

[a]	Securities on loan with values of $ —, $81,504,346 and $23,735,387, respectively. See Note 1.
[b]	Proceeds: $ —, $5,580,075 and $ —, respectively. See Note 1.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

40	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2014

	iShares S&P Mid-Cap 400 Growth ETF	iShares S&P Mid-Cap 400 Value ETF	iShares S&P Small-Cap 600 Growth ETF

ASSETS
Investments, at cost:
Unaffiliated	$3,895,326,632	$3,479,039,358	$2,396,566,959
Affiliated (Note 2)	401,393,341	284,915,427	380,625,323

Total cost of investments	$4,296,719,973	$3,763,954,785	$2,777,192,282

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$4,484,118,691	$4,070,116,593	$2,564,493,371
Affiliated (Note 2)	401,393,341	284,915,427	380,625,323

Total fair value of investments	4,885,512,032	4,355,032,020	2,945,118,694
Receivables:
Investment securities sold	16,692,586	10,301,379	3,931,853
Dividends and interest	2,667,616	5,408,953	1,742,383
Capital shares sold	—	142,854	—

Total Assets	4,904,872,234	4,370,885,206	2,950,792,930

LIABILITIES
Payables:
Investment securities purchased	18,249,071	10,974,914	5,592,566
Collateral for securities on loan (Note 1)	397,849,316	282,963,465	378,931,999
Capital shares redeemed	—	—	88,040
Investment advisory fees (Note 2)	945,416	868,764	553,849

Total Liabilities	417,043,803	294,807,143	385,166,454

NET ASSETS	$4,487,828,431	$4,076,078,063	$2,565,626,476

Net assets consist of:
Paid-in capital	$4,094,430,057	$3,643,841,392	$2,377,196,730
Undistributed net investment income	864,429	3,299,439	756,644
Undistributed net realized gain (accumulated net realized loss)	(196,258,114)	(162,140,003)	19,746,690
Net unrealized appreciation	588,792,059	591,077,235	167,926,412

NET ASSETS	$4,487,828,431	$4,076,078,063	$2,565,626,476

Shares outstanding[b]	29,600,000	33,850,000	22,800,000

Net asset value per share	$151.62	$120.42	$112.53

[a]	Securities on loan with values of $388,637,243, $276,043,456 and $369,611,668, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	41

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2014

iShares S&P Small-Cap 600 Value ETF

ASSETS
Investments, at cost:
Unaffiliated	$2,652,902,796
Affiliated (Note 2)	308,345,428

Total cost of investments	$2,961,248,224

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$2,860,236,050
Affiliated (Note 2)	308,345,428

Total fair value of investments	3,168,581,478
Receivables:
Investment securities sold	4,652,463
Dividends and interest	3,873,759

Total Assets	3,177,107,700

LIABILITIES
Payables:
Investment securities purchased	6,260,286
Collateral for securities on loan (Note 1)	306,437,135
Investment advisory fees (Note 2)	616,163

Total Liabilities	313,313,584

NET ASSETS	$2,863,794,116

Net assets consist of:
Paid-in capital	$2,834,696,084
Undistributed net investment income	1,754,197
Accumulated net realized loss	(179,989,419)
Net unrealized appreciation	207,333,254

NET ASSETS	$2,863,794,116

Shares outstanding[b]	26,700,000

Net asset value per share	$107.26

[a]	Securities on loan with a value of $297,986,731. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

42	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended September 30, 2014

	iShares S&P 100 ETF	iShares S&P 500 Growth ETF	iShares S&P 500 Value ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$49,099,473	$82,829,963	$95,484,439
Dividends — affiliated (Note 2)	—	533,466	460,051
Interest — affiliated (Note 2)	21	53	19
Securities lending income — affiliated (Note 2)	11,726	179,192	153,730

Total investment income	49,111,220	83,542,674	96,098,239

EXPENSES
Investment advisory fees (Note 2)	4,483,597	9,034,773	6,956,009

Total expenses	4,483,597	9,034,773	6,956,009

Net investment income	44,627,623	74,507,901	89,142,230

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(10,166,743)	5,013,984	1,699,917
Investments — affiliated (Note 2)	—	(5,552)	(6,406)
In-kind redemptions — unaffiliated	228,584,326	308,760,233	34,364,653
In-kind redemptions — affiliated (Note 2)	—	1,458,020	227,741

Net realized gain	218,417,583	315,226,685	36,285,905

Net change in unrealized appreciation/depreciation	40,631,990	335,998,168	227,748,212

Net realized and unrealized gain	259,049,573	651,224,853	264,034,117

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$303,677,196	$725,732,754	$353,176,347

[a]	Net of foreign withholding tax of $ —, $13,351 and $9,380, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	43

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2014

	iShares S&P Mid-Cap 400 Growth ETF	iShares S&P Mid-Cap 400 Value ETF	iShares S&P Small-Cap 600 Growth ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$23,366,248	$38,704,618	$12,477,827
Interest — affiliated (Note 2)	15	28	9
Securities lending income — affiliated (Note 2)	2,125,284	1,082,251	971,598

Total investment income	25,491,547	39,786,897	13,449,434

EXPENSES
Investment advisory fees (Note 2)	5,682,917	5,118,844	3,409,476

Total expenses	5,682,917	5,118,844	3,409,476

Net investment income	19,808,630	34,668,053	10,039,958

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	102,839,708	25,067,666	72,360,851
In-kind redemptions — unaffiliated	120,688,393	50,071,746	96,144,586

Net realized gain	223,528,101	75,139,412	168,505,437

Net change in unrealized appreciation/depreciation	(272,801,298)	(85,840,361)	(320,014,825)

Net realized and unrealized loss	(49,273,197)	(10,700,949)	(151,509,388)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(29,464,567)	$23,967,104	$(141,469,430)

[a]	Net of foreign withholding tax of $ —, $ — and $4,130, respectively.

See notes to financial statements.

44	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2014

iShares S&P Small-Cap 600 Value ETF

NET INVESTMENT INCOME
Dividends — unaffiliated	$25,806,407
Interest — affiliated (Note 2)	11
Securities lending income — affiliated (Note 2)	966,191

Total investment income	26,772,609

EXPENSES
Investment advisory fees (Note 2)	3,875,260

Total expenses	3,875,260

Net investment income	22,897,349

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	30,571,715
In-kind redemptions — unaffiliated	63,350,633

Net realized gain	93,922,348

Net change in unrealized appreciation/depreciation	(260,140,629)

Net realized and unrealized loss	(166,218,281)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(143,320,932)

See notes to financial statements.

FINANCIAL STATEMENTS	45

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares S&P 100 ETF		iShares S&P 500 Growth ETF
	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$44,627,623	$84,569,321	$74,507,901	$130,043,193
Net realized gain	218,417,583	360,727,715	315,226,685	463,737,898
Net change in unrealized appreciation/depreciation	40,631,990	257,961,916	335,998,168	1,080,002,125

Net increase in net assets resulting from operations	303,677,196	703,258,952	725,732,754	1,673,783,216

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(44,066,370)	(84,251,081)	(71,761,358)	(130,084,367)

Total distributions to shareholders	(44,066,370)	(84,251,081)	(71,761,358)	(130,084,367)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,333,995,458	1,749,606,804	784,386,983	2,791,395,044
Cost of shares redeemed	(1,113,772,730)	(2,388,209,965)	(747,446,325)	(1,336,940,574)

Net increase (decrease) in net assets from capital share transactions	220,222,728	(638,603,161)	36,940,658	1,454,454,470

INCREASE (DECREASE) IN NET ASSETS	479,833,554	(19,595,290)	690,912,054	2,998,153,319

NET ASSETS
Beginning of period	4,013,215,455	4,032,810,745	9,887,237,142	6,889,083,823

End of period	$4,493,049,009	$4,013,215,455	$10,578,149,196	$9,887,237,142

Undistributed net investment income included in net assets at end of period	$1,713,024	$1,151,771	$3,185,679	$439,136

SHARES ISSUED AND REDEEMED
Shares sold	15,450,000	22,400,000	7,400,000	29,450,000
Shares redeemed	(12,950,000)	(31,150,000)	(7,400,000)	(13,900,000)

Net increase (decrease) in shares outstanding	2,500,000	(8,750,000)	—	15,550,000

See notes to financial statements.

46	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P 500 Value ETF		iShares S&P Mid-Cap 400 Growth ETF
	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$89,142,230	$141,274,472	$19,808,630	$39,807,966
Net realized gain	36,285,905	518,589,442	223,528,101	531,343,707
Net change in unrealized appreciation/depreciation	227,748,212	485,283,290	(272,801,298)	217,268,064

Net increase (decrease) in net assets resulting from operations	353,176,347	1,145,147,204	(29,464,567)	788,419,737

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(85,160,289)	(141,219,286)	(18,944,201)	(43,029,249)

Total distributions to shareholders	(85,160,289)	(141,219,286)	(18,944,201)	(43,029,249)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,274,414,077	1,808,626,323	274,849,659	1,775,006,753
Cost of shares redeemed	(115,292,871)	(1,756,314,143)	(408,304,749)	(1,528,104,788)

Net increase (decrease) in net assets from capital share transactions	1,159,121,206	52,312,180	(133,455,090)	246,901,965

INCREASE (DECREASE) IN NET ASSETS	1,427,137,264	1,056,240,098	(181,863,858)	992,292,453

NET ASSETS
Beginning of period	6,658,905,148	5,602,665,050	4,669,692,289	3,677,399,836

End of period	$8,086,042,412	$6,658,905,148	$4,487,828,431	$4,669,692,289

Undistributed net investment income included in net assets at end of period	$4,894,842	$912,901	$864,429	$—

SHARES ISSUED AND REDEEMED
Shares sold	14,450,000	22,100,000	1,800,000	12,300,000
Shares redeemed	(1,300,000)	(21,300,000)	(2,700,000)	(10,500,000)

Net increase (decrease) in shares outstanding	13,150,000	800,000	(900,000)	1,800,000

See notes to financial statements.

FINANCIAL STATEMENTS	47

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Mid-Cap 400 Value ETF		iShares S&P Small-Cap 600 Growth ETF
	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$34,668,053	$54,048,453	$10,039,958	$18,590,725
Net realized gain	75,139,412	342,532,063	168,505,437	458,868,821
Net change in unrealized appreciation/depreciation	(85,840,361)	259,072,915	(320,014,825)	99,197,835

Net increase (decrease) in net assets resulting from operations	23,967,104	655,653,431	(141,469,430)	576,657,381

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(31,368,614)	(54,392,613)	(9,283,314)	(19,347,211)

Total distributions to shareholders	(31,368,614)	(54,392,613)	(9,283,314)	(19,347,211)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	503,777,124	1,175,340,797	129,018,939	1,377,598,929
Cost of shares redeemed	(140,773,857)	(945,714,714)	(283,776,547)	(919,372,978)

Net increase (decrease) in net assets from capital share transactions	363,003,267	229,626,083	(154,757,608)	458,225,951

INCREASE (DECREASE) IN NET ASSETS	355,601,757	830,886,901	(305,510,352)	1,015,536,121

NET ASSETS
Beginning of period	3,720,476,306	2,889,589,405	2,871,136,828	1,855,600,707

End of period	$4,076,078,063	$3,720,476,306	$2,565,626,476	$2,871,136,828

Undistributed net investment income included in net assets at end of period	$3,299,439	$—	$756,644	$—

SHARES ISSUED AND REDEEMED
Shares sold	4,100,000	10,550,000	1,100,000	12,450,000
Shares redeemed	(1,150,000)	(8,300,000)	(2,450,000)	(8,050,000)

Net increase (decrease) in shares outstanding	2,950,000	2,250,000	(1,350,000)	4,400,000

See notes to financial statements.

48	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Small-Cap 600 Value ETF
	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$22,897,349	$37,462,721
Net realized gain	93,922,348	382,444,942
Net change in unrealized appreciation/depreciation	(260,140,629)	248,671,983

Net increase (decrease) in net assets resulting from operations	(143,320,932)	668,579,646

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(21,143,152)	(38,911,498)

Total distributions to shareholders	(21,143,152)	(38,911,498)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	67,157,186	1,222,738,650
Cost of shares redeemed	(237,229,711)	(859,156,336)

Net increase (decrease) in net assets from capital share transactions	(170,072,525)	363,582,314

INCREASE (DECREASE) IN NET ASSETS	(334,536,609)	993,250,462

NET ASSETS
Beginning of period	3,198,330,725	2,205,080,263

End of period	$2,863,794,116	$3,198,330,725

Undistributed net investment income included in net assets at end of period	$1,754,197	$—

SHARES ISSUED AND REDEEMED
Shares sold	600,000	11,600,000
Shares redeemed	(2,100,000)	(7,900,000)

Net increase (decrease) in shares outstanding	(1,500,000)	3,700,000

See notes to financial statements.

FINANCIAL STATEMENTS	49

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P 100 ETF
	Six months ended Sep. 30, 2014 (Unaudited)	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010
Net asset value, beginning of period	$82.83	$70.50	$64.12	$59.34	$53.58	$37.80

Income from investment operations:
Net investment income[a]	0.86	1.62	1.46	1.22	1.10	1.03
Net realized and unrealized gain[b]	5.33	12.36	6.38	4.78	5.76	15.80

Total from investment operations	6.19	13.98	7.84	6.00	6.86	16.83

Less distributions from:
Net investment income	(0.83)	(1.65)	(1.46)	(1.22)	(1.10)	(1.05)

Total distributions	(0.83)	(1.65)	(1.46)	(1.22)	(1.10)	(1.05)

Net asset value, end of period	$88.19	$82.83	$70.50	$64.12	$59.34	$53.58

Total return	7.47%[c]	20.01%	12.41%	10.36%	13.04%	44.82%

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,493,049	$4,013,215	$4,032,811	$3,638,788	$3,035,008	$2,619,922
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	1.99%	2.11%	2.25%	2.11%	2.05%	2.18%
Portfolio turnover rate[e]	2%	4%	5%	7%	7%	8%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

50	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P 500 Growth ETF
	Six months ended Sep. 30, 2014 (Unaudited)	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010
Net asset value, beginning of period	$99.77	$82.45	$75.40	$68.67	$59.93	$41.91

Income from investment operations:
Net investment income[a]	0.77	1.45	1.41	1.13	0.93	0.81
Net realized and unrealized gain[b]	6.94	17.30	7.08	6.72	8.76	18.03

Total from investment operations	7.71	18.75	8.49	7.85	9.69	18.84

Less distributions from:
Net investment income	(0.74)	(1.43)	(1.44)	(1.12)	(0.95)	(0.82)

Total distributions	(0.74)	(1.43)	(1.44)	(1.12)	(0.95)	(0.82)

Net asset value, end of period	$106.74	$99.77	$82.45	$75.40	$68.67	$59.93

Total return	7.74%[c]	22.87%	11.41%	11.62%	16.33%	45.16%

Ratios/Supplemental data:
Net assets, end of period (000s)	$10,578,149	$9,887,237	$6,889,084	$7,167,163	$6,180,499	$5,624,841
Ratio of expenses to average net assets[d]	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of net investment income to average net assets[d]	1.48%	1.57%	1.85%	1.66%	1.51%	1.53%
Portfolio turnover rate[e]	3%	25%	28%	23%	22%	33%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	51

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P 500 Value ETF
	Six months ended Sep. 30, 2014 (Unaudited)	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010
Net asset value, beginning of period	$86.87	$73.87	$64.97	$63.30	$56.48	$37.45

Income from investment operations:
Net investment income[a]	1.04	1.83	1.63	1.37	1.27	1.24
Net realized and unrealized gain[b]	3.11	13.00	8.86	1.68	6.82	19.00

Total from investment operations	4.15	14.83	10.49	3.05	8.09	20.24

Less distributions from:
Net investment income	(0.97)	(1.83)	(1.59)	(1.38)	(1.27)	(1.21)

Total distributions	(0.97)	(1.83)	(1.59)	(1.38)	(1.27)	(1.21)

Net asset value, end of period	$90.05	$86.87	$73.87	$64.97	$63.30	$56.48

Total return	4.75%[c]	20.27%	16.43%	5.08%	14.59%	54.46%

Ratios/Supplemental data:
Net assets, end of period (000s)	$8,086,042	$6,658,905	$5,602,665	$4,502,395	$4,567,292	$3,992,928
Ratio of expenses to average net assets[d]	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of net investment income to average net assets[d]	2.31%	2.28%	2.47%	2.30%	2.24%	2.52%
Portfolio turnover rate[e]	2%	26%	35%	22%	23%	40%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

52	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Mid-Cap 400 Growth ETF
	Six months ended Sep. 30, 2014 (Unaudited)	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010
Net asset value, beginning of period	$153.10	$128.13	$112.48	$110.32	$84.92	$52.68

Income from investment operations:
Net investment income[a]	0.67	1.34	1.08	0.61	0.52	0.50
Net realized and unrealized gain (loss)[b]	(1.51)	25.07	15.73	2.26	25.48	32.25

Total from investment operations	(0.84)	26.41	16.81	2.87	26.00	32.75

Less distributions from:
Net investment income	(0.64)	(1.44)	(1.16)	(0.71)	(0.60)	(0.51)

Total distributions	(0.64)	(1.44)	(1.16)	(0.71)	(0.60)	(0.51)

Net asset value, end of period	$151.62	$153.10	$128.13	$112.48	$110.32	$84.92

Total return	(0.56)%[c]	20.72%	15.08%	2.65%	30.74%	62.33%

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,487,828	$4,669,692	$3,677,400	$3,064,944	$3,348,170	$2,606,968
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	0.87%	0.95%	0.95%	0.58%	0.57%	0.71%
Portfolio turnover rate[e]	11%	41%	46%	35%	41%	51%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	53

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Mid-Cap 400 Value ETF
	Six months ended Sep. 30, 2014 (Unaudited)	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010
Net asset value, beginning of period	$120.40	$100.86	$85.47	$86.21	$71.49	$44.22

Income from investment operations:
Net investment income[a]	1.05	1.77	1.70	1.31	1.17	1.23
Net realized and unrealized gain (loss)[b]	(0.09)	19.56	15.42	(0.67)	14.81	27.33

Total from investment operations	0.96	21.33	17.12	0.64	15.98	28.56

Less distributions from:
Net investment income	(0.94)	(1.79)	(1.73)	(1.38)	(1.26)	(1.29)

Total distributions	(0.94)	(1.79)	(1.73)	(1.38)	(1.26)	(1.29)

Net asset value, end of period	$120.42	$120.40	$100.86	$85.47	$86.21	$71.49

Total return	0.77%[c]	21.31%	20.35%	0.93%	22.62%	65.04%

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,076,078	$3,720,476	$2,889,589	$2,222,162	$2,413,774	$2,058,777
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	1.69%	1.62%	1.96%	1.65%	1.58%	2.04%
Portfolio turnover rate[e]	7%	34%	38%	33%	22%	45%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

54	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Small-Cap 600 Growth ETF
	Six months ended Sep. 30, 2014 (Unaudited)	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010
Net asset value, beginning of period	$118.89	$93.95	$82.58	$79.01	$61.33	$38.20

Income from investment operations:
Net investment income[a]	0.43	0.82	1.08	0.59	0.58	0.28
Net realized and unrealized gain (loss)[b]	(6.39)	24.94	11.41	3.61	17.72	23.15

Total from investment operations	(5.96)	25.76	12.49	4.20	18.30	23.43

Less distributions from:
Net investment income	(0.40)	(0.82)	(1.12)	(0.63)	(0.62)	(0.30)

Total distributions	(0.40)	(0.82)	(1.12)	(0.63)	(0.62)	(0.30)

Net asset value, end of period	$112.53	$118.89	$93.95	$82.58	$79.01	$61.33

Total return	(5.02)%[c]	27.49%	15.29%	5.38%	29.98%	61.44%

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,565,626	$2,871,137	$1,855,601	$1,659,789	$2,137,127	$1,573,044
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	0.74%	0.75%	1.30%	0.78%	0.87%	0.55%
Portfolio turnover rate[e]	13%	52%	47%	43%	46%	51%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	55

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Small-Cap 600 Value ETF
	Six months ended Sep. 30, 2014 (Unaudited)	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010
Net asset value, beginning of period	$113.42	$90.00	$78.54	$76.20	$64.11	$39.19

Income from investment operations:
Net investment income[a]	0.83	1.40	1.44	1.00	0.78	0.77
Net realized and unrealized gain (loss)[b]	(6.21)	23.45	11.58	2.30	12.17	24.97

Total from investment operations	(5.38)	24.85	13.02	3.30	12.95	25.74

Less distributions from:
Net investment income	(0.78)	(1.43)	(1.56)	(0.96)	(0.86)	(0.82)

Total distributions	(0.78)	(1.43)	(1.56)	(0.96)	(0.86)	(0.82)

Net asset value, end of period	$107.26	$113.42	$90.00	$78.54	$76.20	$64.11

Total return	(4.76)%[c]	27.75%	16.86%	4.51%	20.37%	66.02%

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,863,794	$3,198,331	$2,205,080	$2,269,819	$1,893,528	$1,875,217
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	1.48%	1.36%	1.83%	1.40%	1.18%	1.42%
Portfolio turnover rate[e]	11%	38%	44%	30%	31%	52%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

56	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
S&P 100	Diversified
S&P 500 Growth	Diversified
S&P 500 Value	Diversified
S&P Mid-Cap 400 Growth	Diversified
S&P Mid-Cap 400 Value	Diversified
S&P Small-Cap 600 Growth	Diversified
S&P Small-Cap 600 Value	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 (ASC 946).

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

NOTES TO FINANCIAL STATEMENTS	57

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

58	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of September 30, 2014. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
S&P 100
Assets:
Common Stocks	$4,485,544,185	$—	$—	$4,485,544,185
Money Market Funds	2,952,924	—	—	2,952,924

	$4,488,497,109	$—	$—	$4,488,497,109

S&P 500 Growth
Assets:
Common Stocks	$10,561,853,857	$—	$—	$10,561,853,857
Money Market Funds	91,096,070	—	—	91,096,070

	$10,652,949,927	$—	$—	$10,652,949,927

Liabilities:
Short Positions	$(5,580,075)	$—	$—	$(5,580,075)

S&P 500 Value
Assets:
Common Stocks	$8,069,324,082	$—	$—	$8,069,324,082
Money Market Funds	30,542,279	—	—	30,542,279

	$8,099,866,361	$—	$—	$8,099,866,361

S&P Mid-Cap 400 Growth
Assets:
Common Stocks	$4,484,118,691	$—	$—	$4,484,118,691
Money Market Funds	401,393,341	—	—	401,393,341

	$4,885,512,032	$—	$—	$4,885,512,032

S&P Mid-Cap 400 Value
Assets:
Common Stocks	$4,070,116,593	$—	$—	$4,070,116,593
Money Market Funds	284,915,427	—	—	284,915,427

	$4,355,032,020	$—	$—	$4,355,032,020

S&P Small-Cap 600 Growth
Assets:
Common Stocks	$2,564,493,371	$—	$—	$2,564,493,371
Money Market Funds	380,625,323	—	—	380,625,323

	$2,945,118,694	$—	$—	$2,945,118,694

NOTES TO FINANCIAL STATEMENTS	59

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
S&P Small-Cap 600 Value
Assets:
Common Stocks	$2,860,234,276	$—	$1,774	$2,860,236,050
Money Market Funds	308,345,428	—	—	308,345,428

	$3,168,579,704	$—	$1,774	$3,168,581,478

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of September 30, 2014 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

SHORT POSITIONS

From time to time, in order to track the performance of their respective benchmark index, the Funds may sell non-index securities that will be received through corporate actions occurring on the opening of market trading on the following business day. Such short positions are valued consistent with how securities are valued as described under “Security Valuation.” The obligation to deliver the securities is recorded as a liability in the Funds’ statements of assets and liabilities and is equal to the current fair value of the securities to be delivered. Any market fluctuations between the value of the obligation to sell these securities and the current fair value are reflected as unrealized appreciation (depreciation) in the Funds’ statements of operations. Upon receipt of the securities related to the corporate actions, the Funds record a realized gain (loss). Dividends on securities sold short, if any, are reflected as an expense in the statements of operations. Details of the short position resulting from the non-index securities sold by the Funds, if any, are included in their respective schedule of investments.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the

60	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of September 30, 2014, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The value of any securities on loan as of September 30, 2014 and the value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of each Fund’s securities lending agreements which are subject to offset under an MSLA as of September 30, 2014:

iShares ETF	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
S&P 500 Growth	$81,504,346	$81,504,346	$—
S&P 500 Value	23,735,387	23,735,387	—
S&P Mid-Cap 400 Growth	388,637,243	388,637,243	—
S&P Mid-Cap 400 Value	276,043,456	276,043,456	—
S&P Small-Cap 600 Growth	369,611,668	369,611,668	—
S&P Small-Cap 600 Value	297,986,731	297,986,731	—

[a]	Collateral received in excess of the market value of securities on loan is not presented for financial reporting purposes. The total collateral received is disclosed in each Fund’s statement of assets and liabilities.

RECENT ACCOUNTING STANDARD

In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings, including securities lending. The guidance

NOTES TO FINANCIAL STATEMENTS	61

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

is effective for financial statements for fiscal years beginning after December 15, 2014, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to the iShares S&P Mid-Cap 400 Growth ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.2500%		First $121 billion
0.2375	[a]	Over $121 billion, up to and including $211 billion
0.2257	[a]	Over $211 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
S&P 100	0.20%
S&P 500 Growth	0.18
S&P 500 Value	0.18
S&P Mid-Cap 400 Value	0.25
S&P Small-Cap 600 Growth	0.25
S&P Small-Cap 600 Value	0.25

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, (i) each Fund retains 70% of securities lending income and (ii) the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

62	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013 and pursuant to a securities lending agreement, (i) each Fund will receive for the remainder of that calendar year 75% of securities lending income and (ii) the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

For the six months ended September 30, 2014, each Fund paid to BTC the following amounts in total for securities lending agent services and collateral investment fees:

iShares ETF	Fees Paid to BTC
S&P 100	$6,374
S&P 500 Growth	88,261
S&P 500 Value	74,069
S&P Mid-Cap 400 Growth	993,383
S&P Mid-Cap 400 Value	523,114
S&P Small-Cap 600 Growth	489,794
S&P Small-Cap 600 Value	484,700

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the six months ended September 30, 2014, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the six months ended September 30, 2014, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
S&P 500 Growth
BlackRock Inc.	143,249	12,360	(11,974)	143,635	$47,158,243	$533,466	$1,452,468

S&P 500 Value
PNC Financial Services Group Inc. (The)	441,071	100,108	(11,951)	529,228	$45,291,332	$460,051	$221,335

NOTES TO FINANCIAL STATEMENTS	63

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended September 30, 2014 were as follows:

iShares ETF	Purchases	Sales
S&P 100	$94,168,918	$93,764,066
S&P 500 Growth	276,816,042	280,682,486
S&P 500 Value	192,325,887	185,603,267
S&P Mid-Cap 400 Growth	506,606,127	505,847,996
S&P Mid-Cap 400 Value	303,419,361	290,453,092
S&P Small-Cap 600 Growth	364,542,960	363,501,447
S&P Small-Cap 600 Value	323,873,055	323,330,600

In-kind transactions (see Note 4) for the six months ended September 30, 2014 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
S&P 100	$1,328,489,726	$1,107,056,582
S&P 500 Growth	781,952,583	743,826,974
S&P 500 Value	1,271,058,823	114,869,961
S&P Mid-Cap 400 Growth	271,929,672	404,164,548
S&P Mid-Cap 400 Value	490,341,795	137,904,932
S&P Small-Cap 600 Growth	127,140,517	279,738,074
S&P Small-Cap 600 Value	65,987,685	233,084,562

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

64	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

5.	MARKET AND CREDIT RISK

In the normal course of business, each Fund’s investment activities exposes it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in equity instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in the statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

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The tax character of current year distributions will be determined at the end of the current fiscal year.

As of March 31, 2014, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
S&P 100	$66,532,377	$2,374,610	$2,327,988	$120,169,143	$119,632,717	$3,268,822	$314,305,657
S&P 500 Growth	121,931,123	—	—	112,834,240	486,334,136	370,536,779	1,091,636,278
S&P 500 Value	—	—	—	73,389,349	302,437,779	55,268,179	431,095,307
S&P Mid-Cap 400 Growth	23,032,817	—	—	47,934,457	304,083,391	—	375,050,665
S&P Mid-Cap 400 Value	—	—	—	—	141,739,746	13,207,083	154,946,829
S&P Small-Cap 600 Growth	—	—	—	—	116,771,683	10,658,983	127,430,666
S&P Small-Cap 600 Value	—	—	—	3,253,780	197,873,417	—	201,127,197

[a]	Must be utilized prior to losses subject to expiration.

As of September 30, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
S&P 100	$4,243,803,206	$446,006,383	$(201,312,480)	$244,693,903
S&P 500 Growth	7,686,106,877	3,060,415,068	(93,572,018)	2,966,843,050
S&P 500 Value	6,890,674,539	1,468,240,125	(259,048,303)	1,209,191,822
S&P Mid-Cap 400 Growth	4,338,530,372	748,262,268	(201,280,608)	546,981,660
S&P Mid-Cap 400 Value	3,840,586,361	685,705,638	(171,259,979)	514,445,659
S&P Small-Cap 600 Growth	2,798,520,363	298,006,894	(151,408,563)	146,598,331
S&P Small-Cap 600 Value	3,034,032,794	362,894,028	(228,345,344)	134,548,684

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2014, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

66	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract

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I. iShares S&P 100 ETF, iShares S&P 500 Growth ETF and iShares S&P 500 Value ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on March 12, 2014, May 6, 2014, and May 12, 2014, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 16, 2014, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-13, 2014, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other exchange traded funds (including funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board noted that, prior to 2014, Lipper had used a different methodology to determine a Fund’s Lipper group, which included mutual funds, closed-end funds, exchange traded funds, and/or funds with differing investment objective classifications, investment focuses and other characteristics (e.g. actively managed funds and funds sponsored by “at cost” service providers), as applicable. The Board further noted that, after consideration by the 15(c) Committee, the Board determined to use instead Lipper’s proprietary ETF methodology to determine a Fund’s Lipper Group. This determination was based on, among other considerations, the increased number and types of ETFs available for comparative purposes than was the case in prior years. The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. At the Board’s request, Lipper provided, and the Board considered, information on the impact to the iShares funds’ comparative fee rankings that were attributable to the change from a pure index group methodology to Lipper’s proprietary ETF methodology. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses for the Funds were lower than the median of the investment advisory fee rates and overall expenses of the funds in their respective Lipper Group, except for iShares S&P 100 ETF, which were at the median of the investment advisory fee rates and overall expenses of the funds in its Lipper Group.

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In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2013, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that are not exchange traded funds or index funds, and that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years, including in such areas as investor education, product management, customized portfolio consulting support, capital markets support, and proprietary risk and performance analytics tools. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-13, 2014 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding potential

68	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

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Contract (Continued)

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economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board further noted management’s assertion that future economies of scale for each Fund had been taken into consideration by fixing the investment advisory fee rate at the low end of the market place, effectively giving Fund shareholders, from inception, the benefits of lower fees. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the investment advisory fee rates incorporate potential economies of scale and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially similar investment objectives and strategies as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different, generally more extensive services provided to the Funds, as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in

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connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that each Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of each Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

II. iShares S&P Mid-Cap 400 Growth ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on March 12, 2014, May 6, 2014, and May 12, 2014, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 16, 2014, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-13, 2014, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other exchange traded funds (including funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board noted that, prior to 2014, Lipper had used a different methodology to determine the Fund’s Lipper group, which included mutual funds, closed-end funds, exchange traded funds, and/or funds with

70	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

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differing investment objective classifications, investment focuses and other characteristics (e.g. actively managed funds and funds sponsored by “at cost” service providers), as applicable. The Board further noted that, after consideration by the 15(c) Committee, the Board determined to use instead Lipper’s proprietary ETF methodology to determine the Fund’s Lipper Group. This determination was based on, among other considerations, the increased number and types of ETFs available for comparative purposes than was the case in prior years. The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the applicable Lipper Group and to prepare this information. At the Board’s request, Lipper provided, and the Board considered, information on the impact to the iShares funds’ comparative fee rankings that were attributable to the change from a pure index group methodology to Lipper’s proprietary ETF methodology. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses for the Fund were lower than the median of the investment advisory fee rates and overall expenses of the funds in its Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2013, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its respective performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that are not exchange traded funds or index funds, and that may have different investment objectives and/or benchmarks from the Fund. In addition, the Board noted that the Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its relevant benchmark index. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Fund and its shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years, including in such areas as investor education, product management, customized portfolio consulting support, capital markets support, and proprietary risk and performance analytics tools. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-13, 2014 meeting and

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throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fee rate reflects appropriate sharing of potential economies of scale with the Fund’s shareholders and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with a substantially similar investment objective and strategy as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different, generally more extensive services provided to the Fund, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond

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the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

III. iShares S&P Mid-Cap 400 Value ETF, iShares S&P Small-Cap 600 Growth ETF and iShares S&P Small-Cap 600 Value ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on March 12, 2014, May 6, 2014, and May 12, 2014, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 16, 2014, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-13, 2014, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	73

Board Review and Approval of Investment Advisory

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iSHARES® TRUST

other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other exchange traded funds (including funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board noted that, prior to 2014, Lipper had used a different methodology to determine a Fund’s Lipper group, which included mutual funds, closed-end funds, exchange traded funds, and/or funds with differing investment objective classifications, investment focuses and other characteristics (e.g. actively managed funds and funds sponsored by “at cost” service providers), as applicable. The Board further noted that, after consideration by the 15(c) Committee, the Board determined to use instead Lipper’s proprietary ETF methodology to determine a Fund’s Lipper Group. This determination was based on, among other considerations, the increased number and types of ETFs available for comparative purposes than was the case in prior years. The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. At the Board’s request, Lipper provided, and the Board considered, information on the impact to the iShares funds’ comparative fee rankings that were attributable to the change from a pure index group methodology to Lipper’s proprietary ETF methodology. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses for the Funds were lower than the median of the investment advisory fee rates and overall expenses of the funds in their respective Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2013, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that are not exchange traded funds or index funds, and that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support,

74	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years, including in such areas as investor education, product management, customized portfolio consulting support, capital markets support, and proprietary risk and performance analytics tools. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-13, 2014 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Funds may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the investment advisory fee rates

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	75

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

incorporate potential economies of scale and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially similar investment objectives and strategies as the Funds, except for iShares S&P Mid-Cap 400 Value ETF. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different, generally more extensive services provided to the Funds, as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that each Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of each Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

76	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
S&P 100	$0.824282	$—	$0.000900	$0.825182	100%	—%	0%[a]		100%
S&P 500 Growth	0.739246	—	0.005090	0.744336	99	—	1		100
S&P 500 Value	0.960761	—	0.004254	0.965015	100	—	0	[a]	100
S&P Mid-Cap 400 Growth	0.604094	—	0.033926	0.638020	95	—	5		100
S&P Mid-Cap 400 Value	0.899821	—	0.035632	0.935453	96	—	4		100
S&P Small-Cap 600 Growth	0.380280	—	0.020724	0.401004	95	—	5		100
S&P Small-Cap 600 Value	0.748115	—	0.029024	0.777139	96	—	4		100

[a]	Rounds to less than 1%.

SUPPLEMENTAL INFORMATION	77

Notes:

78	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

The Funds’ complete schedules of portfolio holdings for this report are also available without charge, upon request, by calling toll-free 1-800-474-2737.

©2014 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-31-0914

SEPTEMBER 30, 2014

2014 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares International Preferred Stock ETF | IPFF | NYSE Arca
➢	iShares U.S. Preferred Stock ETF | PFF | NYSE Arca
➢	iShares Nasdaq Biotechnology ETF | IBB | NASDAQ

Fund Performance Overview

iSHARES® INTERNATIONAL PREFERRED STOCK ETF

Performance as of September 30, 2014

The iShares International Preferred Stock ETF (the “Fund”) seeks to track the investment results of an index composed of preferred stocks of non-U.S. developed markets, as represented by the S&P International Preferred Stock Index™ (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2014, the total return for the Fund was 0.68%, net of fees, while the total return for the Index was 1.02%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.04%	2.67%	0.58%	0.04%	2.67%	0.58%
Since Inception	2.77%	3.27%	3.39%	8.17%	9.71%	10.07%

The inception date of the Fund was 11/15/11. The first day of secondary market trading was 11/17/11.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period [a]	Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,006.80	$2.77	$1,000.00	$1,022.30	$2.79	0.55%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 8 for more information.

PORTFOLIO ALLOCATION As of 9/30/14

Sector	Percentage of Total Investments*

Financials	63.34%
Energy	22.04
Industrials	6.38
Utilities	4.31
Telecommunication Services	3.93

TOTAL	100.00%

COUNTRY ALLOCATION As of 9/30/14

Country	Percentage of Total Investments*

Canada	71.11%
United Kingdom	24.55
Singapore	3.11
Sweden	1.23

TOTAL	100.00%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® U.S. PREFERRED STOCK ETF

Performance as of September 30, 2014

The iShares U.S. Preferred Stock ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. preferred stocks, as represented by the S&P U.S. Preferred Stock Index™ (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2014, the total return for the Fund was 4.15%, net of fees, while the total return for the Index was 4.41%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	11.71%	11.65%	12.26%	11.71%	11.65%	12.26%
5 Years	8.73%	8.64%	9.63%	51.93%	51.36%	58.38%
Since Inception	4.06%	4.05%	4.44%	34.91%	34.80%	38.61%

The inception date of the Fund was 3/26/07. The first day of secondary market trading was 3/30/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period [a]	Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,041.50	$2.41	$1,000.00	$1,022.70	$2.38	0.47%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 8 for more information.

PORTFOLIO ALLOCATION

As of 9/30/14

Sector	Percentage of Total Investments*

Financials	80.21%
Consumer Discretionary	9.43
Utilities	3.75
Telecommunication Services	2.08
Materials	1.39
Industrials	1.22
Energy	1.19
Consumer Staples	0.73

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/14

Security	Percentage of Total Investments*

HSBC Holdings PLC, 8.00%	2.52%
GMAC Capital Trust I Series 2, 8.13%	1.77
Barclays Bank PLC Series 5, 8.13%	1.71
Wells Fargo & Co. Series J, 8.00%	1.55
Citigroup Capital XIII, 7.88%	1.51
HSBC Holdings PLC, 8.13%	1.42
Deutsche Bank Contingent Capital Trust III, 7.60%	1.36
ArcelorMittal, 6.00%	1.18
Wells Fargo & Co., 5.85%	1.10
RBS Capital Funding Trust VII Series G, 6.08%	1.07

TOTAL	15.19%

*	Excludes money market funds.

6	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® NASDAQ BIOTECHNOLOGY ETF

Performance as of September 30, 2014

The iShares Nasdaq Biotechnology ETF (the “Fund”) seeks to track the investment results of an index composed of biotechnology and pharmaceutical equities listed on the NASDAQ, as represented by the NASDAQ Biotechnology Index® (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2014, the total return for the Fund was 15.84%, net of fees, while the total return for the Index was 15.95%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	30.62%	30.62%	30.91%	30.62%	30.62%	30.91%
5 Years	27.75%	27.78%	28.07%	240.24%	240.63%	244.54%
10 Years	14.78%	14.78%	15.05%	296.76%	296.98%	306.33%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period [a]	Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,158.40	$2.60	$1,000.00	$1,022.70	$2.43	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 8 for more information.

PORTFOLIO ALLOCATION

As of 9/30/14

Sector	Percentage of Total Investments*

Biotechnology	75.77%
Pharmaceuticals	17.80
Life Sciences Tools & Services	6.36
Health Care Equipment & Supplies	0.07

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/14

Security	Percentage of Total Investments*

Amgen Inc.	8.29%
Celgene Corp.	8.20
Gilead Sciences Inc.	8.13
Biogen Idec Inc.	7.93
Regeneron Pharmaceuticals Inc.	7.35
Vertex Pharmaceuticals Inc.	4.93
Alexion Pharmaceuticals Inc.	4.03
Mylan Inc.	3.83
Illumina Inc.	3.76
BioMarin Pharmaceutical Inc.	2.39

TOTAL	58.84%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on April 1, 2014 and held through September 30, 2014, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® INTERNATIONAL PREFERRED STOCK ETF

September 30, 2014

Security	Shares	Value

PREFERRED STOCKS — 99.32%

CANADA — 70.63%
Bank of Montreal, 2.60%[a]	11,305	$258,967
Bank of Montreal, 3.90%[a]	31,554	714,627
Bank of Montreal, 4.00%[a]	39,443	895,060
Bank of Montreal Series 23, 5.40%[a]	31,554	719,992
Bank of Nova Scotia (The), 2.98%[a]	12,427	286,892
Bank of Nova Scotia (The), 3.35%[a]	14,787	335,554
Bank of Nova Scotia (The), 3.61%[a]	15,853	363,291
Bank of Nova Scotia (The) Series 30, 3.85%[a]	20,904	450,982
Bank of Nova Scotia (The) Series 32, 3.70%[a]	31,445	692,463
BCE Inc., 4.54%[a]	28,748	559,500
BCE Inc. Series AK, 4.15%[a]	49,304	956,477
Brookfield Asset Management Inc., 4.85%	15,777	301,973
Brookfield Asset Management Inc., 4.90%	15,777	305,502
Brookfield Asset Management Inc. Series 32, 4.50%[a]	23,666	539,582
Brookfield Asset Management Inc. Series 34, 4.20%[a]	19,720	444,143
Brookfield Office Properties Inc. Series T, 4.60%[a]	19,654	444,240
Canadian Utilities Ltd., 4.50%	17,747	353,336
Canadian Utilities Ltd. Series AA, 4.90%	11,831	256,406
Capital Power Corp., 4.60%[a]	11,831	245,502
Emera Inc. Series C, 4.10%[a]	19,720	448,025
Enbridge Inc., 4.00%[a]	19,300	416,896
Enbridge Inc. Series 3, 4.00%[a]	25,735	538,856
Enbridge Inc. Series 7, 4.40%[a]	10,721	240,696
Enbridge Inc. Series 9, 4.40%[a]	11,795	267,025
Enbridge Inc. Series B, 4.00%[a]	21,445	468,603
Enbridge Inc. Series F, 4.00%[a]	21,373	465,691
Enbridge Inc. Series H, 4.00%[a]	15,011	309,609
Enbridge Inc. Series N, 4.00%[a]	19,273	423,901
Enbridge Inc. Series P, 4.00%[a]	17,156	369,663
Enbridge Inc. Series R, 4.00%[a]	17,156	369,202
Fairfax Financial Holdings Ltd. Series K, 5.00%[a]	18,733	420,740
Industrial Alliance Insurance & Financial Services Inc. Series G, 4.30%[a]	19,720	464,789

Security	Shares	Value

Intact Financial Corp. Series 3, 4.20%[a]	19,720	$451,025
Manulife Financial Corp., 3.90%[a]	15,777	353,220
Manulife Financial Corp., 4.00%[a]	15,777	362,537
Manulife Financial Corp. Series 1-7, 4.60%[a]	19,654	461,299
Manulife Financial Corp. Series 9, 4.40%[a]	19,720	458,084
National Bank of Canada, 3.80%[a]	15,777	367,055
National Bank of Canada, 4.10%[a]	27,608	632,423
Pembina Pipeline Corp., 4.25%[a]	19,720	431,262
Pembina Pipeline Corp., 5.00%[a]	19,720	459,848
Power Financial Corp., 4.20%[a]	15,777	368,608
Power Financial Corp. Series R, 5.50%	19,720	458,789
Power Financial Corp. Series S, 4.80%	23,666	510,358
Royal Bank of Canada, 3.52%[a]	26,779	611,277
Royal Bank of Canada, 3.90%[a]	39,443	895,766
Royal Bank of Canada Series AL, 4.26%[a]	23,665	559,464
Royal Bank of Canada Series AZ, 4.00%[a]	39,443	899,295
Sun Life Financial Inc. Series 4, 4.45%	23,666	474,569
Toronto-Dominion Bank (The) Series S, 3.37%[a]	10,621	241,302
TransAlta Corp. Series A, 4.60%[a]	23,665	357,871
TransCanada Corp., 4.00%[a]	47,331	1,056,694
TransCanada Corp., 4.25%[a]	35,497	795,669
TransCanada Corp. Series 1, 4.60%[a]	43,386	877,775
TransCanada Corp. Series 3, 4.00%[a]	27,608	479,011
TransCanada Corp. Series 5, 4.40%[a]	27,608	529,655

		27,421,041
SINGAPORE — 3.08%
City Developments Ltd., 0.00%[a,b]	652,542	562,845
Oversea Chinese Banking, 4.20%[b]	778,553	634,906

		1,197,751
SWEDEN — 1.23%
Sagax AB, 0.00%	98,609	476,055

		476,055
UNITED KINGDOM — 24.38%
Aviva PLC, 8.38%	197,217	414,035
Aviva PLC, 8.75%	197,217	438,014
Balfour Beatty PLC, 9.68%	220,882	409,110
Doric Nimrod Air Three Ltd., 0.00%	433,876	759,648
Doric Nimrod Air Two Ltd., 0.00%	340,694	1,289,658
Ecclesiastical Insurance Group PLC, 8.63%	209,936	438,185

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL PREFERRED STOCK ETF

September 30, 2014

Security	Shares	Value

General Accident PLC, 7.88%	216,937	$422,025
General Accident PLC, 8.88%	276,102	608,740
Lloyds Banking Group PLC, 9.25%	591,629	1,330,778
Lloyds Banking Group PLC, 9.75%	109,929	257,070
National Westminster Bank PLC Series A, 9.00%	276,102	591,955
Raven Russia Ltd., 12.00%	284,174	661,088
RSA Insurance Group PLC, 7.38%	246,521	467,588
Santander UK PLC, 10.38%	268,385	612,393
Standard Chartered PLC, 7.38%	189,397	352,713
Standard Chartered PLC, 8.25%	195,738	413,310

		9,466,310

TOTAL PREFERRED STOCKS
(Cost: $40,738,055)		38,561,157

SHORT-TERM INVESTMENTS — 0.16%

MONEY MARKET FUNDS — 0.16%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	37,180	37,180
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	2,305	2,305
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	24,109	24,109

		63,594

TOTAL SHORT-TERM INVESTMENTS
(Cost: $63,594)		63,594

TOTAL INVESTMENTS IN SECURITIES — 99.48%		38,624,751
(Cost: $40,801,649)
Other Assets, Less Liabilities — 0.52%		200,295

NET ASSETS — 100.00%		$38,825,046

[a]	Variable rate security. Rate shown is as of report date.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

10	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® U.S. PREFERRED STOCK ETF

September 30, 2014

Security	Shares	Value

PREFERRED STOCKS — 98.41%

AUTOMOBILES — 9.02%
BAC Capital Trust VIII, 6.00%	1,370,954	$34,753,684
Countrywide Capital IV, 6.75%	1,305,736	33,283,211
Countrywide Capital V, 7.00%	3,834,518	98,547,113
Deutsche Bank Capital Funding Trust VIII, 6.38%	1,546,641	39,315,614
Deutsche Bank Capital Funding Trust IX, 6.63%	2,929,251	74,373,683
Deutsche Bank Contingent Capital Trust II, 6.55%[a]	2,038,915	52,828,288
Deutsche Bank Contingent Capital Trust III, 7.60%	5,033,598	139,531,336
Deutsche Bank Contingent Capital Trust V, 8.05%[a]	3,529,893	100,496,054
GMAC Capital Trust I Series 2, 8.13%[b]	6,808,186	181,165,829
Goldman Sachs Group Inc. (The), 6.13%	3,376,659	87,691,834
J.P. Morgan Chase Capital XXIX, 6.70%	3,823,982	97,740,980

		939,727,626
CAPITAL MARKETS — 12.87%
Affiliated Managers Group Inc., 6.38%	538,829	13,729,363
Allied Capital Corp., 6.88%	618,801	15,655,665
Apollo Investment Corp., 6.63%[a]	412,399	10,248,115
Ares Capital Corp., 5.88%	497,761	12,588,376
Ares Capital Corp., 7.75%	537,582	14,122,279
Bank of New York Mellon Corp. (The), 5.20%	1,518,920	35,011,106
BGC Partners Inc., 8.13%	313,382	8,404,905
Charles Schwab Corp. (The) Series B, 6.00%	966,430	24,276,722
Gabelli Equity Trust Inc., 5.00%[a]	299,851	6,947,548
Goldman Sachs Group Inc. (The), 4.00%[b]	361,290	7,355,864
Goldman Sachs Group Inc. (The), 5.50%[b]	2,578,740	61,245,075
Goldman Sachs Group Inc. (The), 5.95%[a]	1,699,613	40,960,673

Security	Shares	Value

Goldman Sachs Group Inc. (The), 6.38%[b]	1,260,000	$31,915,800
Goldman Sachs Group Inc. (The), 6.50%	1,495,275	40,267,756
Goldman Sachs Group Inc. (The) Series A, 3.75%[b]	1,433,757	28,029,949
Goldman Sachs Group Inc. (The) Series B, 6.20%	1,396,530	34,843,424
Goldman Sachs Group Inc. (The) Series D, 4.00%[b]	2,692,115	53,896,142
Ladenburg Thalmann Financial Services Inc., 8.00%	369,397	8,976,347
Merrill Lynch Capital Trust I, 6.45%[b]	2,682,541	67,921,938
Merrill Lynch Capital Trust II, 6.45%[b]	2,422,535	61,217,459
Merrill Lynch Capital Trust III, 7.00%	1,912,075	48,949,120
Merrill Lynch Capital Trust III, 7.38%[a]	1,912,997	49,546,622
Merrill Lynch Capital Trust IV, 7.12%[a]	1,051,436	27,021,905
Merrill Lynch Capital Trust V, 7.28%[a]	2,164,539	55,823,461
Morgan Stanley, 6.63%	900,000	22,500,000
Morgan Stanley, 6.88%[b]	1,666,000	43,532,580
Morgan Stanley, 7.13%[b]	1,690,500	45,491,355
Morgan Stanley Capital Trust III, 6.25%	2,271,803	57,522,052
Morgan Stanley Capital Trust IV, 6.25%	1,611,016	40,549,273
Morgan Stanley Capital Trust V, 5.75%	1,306,244	32,669,162
Morgan Stanley Capital Trust VI, 6.60%	2,227,245	56,794,748
Morgan Stanley Capital Trust VII, 6.60%	2,830,856	71,365,880
Morgan Stanley Capital Trust VIII, 6.45%	2,132,031	53,620,580
Morgan Stanley Series A, 4.00%[a,b]	1,969,539	39,174,131
Prospect Capital Corp., 6.95%	111,200	2,851,168
Raymond James Financial Inc., 6.90%	923,243	24,142,804

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. PREFERRED STOCK ETF

September 30, 2014

Security	Shares	Value

State Street Corp., 5.25%[a]	1,309,602	$30,107,750
State Street Corp., 5.90%[b]	1,933,729	49,600,149
Stifel Financial Corp., 6.70%	478,596	12,094,121

		1,340,971,367
COMMERCIAL BANKS — 31.21%
Bank of America Corp., 6.38%	1,695,526	42,150,776
Bank of America Corp. Series 4, 4.00%[b]	568,850	12,287,160
Bank of America Corp. Series 5, 4.00%[b]	802,409	17,059,215
Bank of America Corp. Series D, 6.20%	1,279,429	31,819,399
Bank of America Corp. Series E, 4.00%[b]	567,210	12,688,488
Bank of America Corp. Series H, 3.00%[a,b]	703,625	13,263,331
Bank of America Corp., Series I 6.63%[a]	664,670	17,075,372
Bank of America Corp., Series W 6.63%	200,000	4,987,000
Barclays Bank PLC, 6.63%[a]	1,913,024	48,476,028
Barclays Bank PLC, 7.10%	3,501,346	90,124,646
Barclays Bank PLC, 7.75%[a]	2,930,917	75,793,514
Barclays Bank PLC Series 5, 8.13%[a]	6,764,268	175,668,040
BB&T Corp., 5.63%[a]	2,928,974	67,776,458
BB&T Corp., 5.85%	1,497,665	36,198,563
BB&T Corp. Series F, 5.20%	1,184,176	25,625,569
BB&T Corp. Series G, 5.20%	1,311,202	28,426,859
Citigroup Inc., 5.80%[a]	1,499,520	35,688,576
Citigroup Inc., 6.88%[b]	3,833,188	100,966,172
Citigroup Inc., 6.88%	960,520	24,406,813
Citigroup Inc., 7.13%[b]	2,447,109	65,411,224
City National Corp., 5.50%	481,341	10,652,076
City National Corp., 6.75%[a,b]	281,066	7,827,688
Commerce Bancshares Inc., 6.00%	381,019	9,491,183
Cullen/Frost Bankers Inc., 5.38%	412,933	9,675,020
F.N.B. Corp., 7.25%[b]	310,392	8,498,533
Fifth Third Bancorp, 6.63%[b]	1,177,153	31,135,697
First Niagara Financial Group Inc. Series B, 8.63%[b]	921,156	26,068,715
First Republic Bank, 5.50%	518,255	11,536,356
First Republic Bank, 5.63%[a]	415,668	9,498,014
First Republic Bank, 7.00%	537,735	14,185,449

Security	Shares	Value
First Republic Bank, Series A, 6.70%	537,676	$13,689,231

First Republic Bank, Series B, 6.20%	415,075	10,285,559
FirstMerit Corp., 5.88%	283,898	6,742,578
HSBC Holdings PLC, 6.20%	3,693,288	92,923,126
HSBC Holdings PLC, 8.00%[a]	9,686,516	258,048,786
HSBC Holdings PLC, 8.13%[a]	5,603,828	145,923,681
HSBC USA Inc. Series F, 3.50%[b]	1,356,185	29,714,013
HSBC USA Inc. Series G, 4.00%[b]	989,974	22,739,703
HSBC USA Inc. Series H, 6.50%	985,074	24,705,656
J.P. Morgan Chase & Co., 5.45%[a]	1,495,619	33,950,551
J.P. Morgan Chase & Co., 5.50%[a]	2,441,300	55,905,770
J.P. Morgan Chase & Co., 6.70%	1,851,346	47,320,404
Lloyds Banking Group PLC, 7.75%	2,200,608	57,809,972
MB Financial Inc., 8.00%[a]	252,605	6,946,638
National Westminster Bank PLC Series C, 7.76%[a]	658,863	17,051,374
PNC Financial Services Group Inc. (The) Series P, 6.13%[b,c]	3,821,676	104,369,972
PNC Financial Services Group Inc. (The) Series Q, 5.38%[c]	1,258,505	28,693,914
Regions Financial Corp., 6.38%	1,306,969	32,007,671
Regions Financial Corp., 6.38%[b]	1,250,000	31,725,000
Royal Bank of Scotland Group PLC Series F, 7.65%	411,693	10,642,264
Royal Bank of Scotland Group PLC Series H, 7.25%	635,237	16,135,020
Royal Bank of Scotland Group PLC Series L, 5.75%	1,935,989	44,856,865
Royal Bank of Scotland Group PLC Series M, 6.40%	1,489,646	36,496,327
Royal Bank of Scotland Group PLC Series N, 6.35%	1,426,527	34,921,381
Royal Bank of Scotland Group PLC Series P, 6.25%	654,592	15,664,387
Royal Bank of Scotland Group PLC Series Q, 6.75%	1,346,126	33,666,611
Royal Bank of Scotland Group PLC Series R, 6.13%	681,950	16,250,868
Royal Bank of Scotland Group PLC Series S, 6.60%	1,703,197	42,256,318

12	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. PREFERRED STOCK ETF

September 30, 2014

Security	Shares	Value
Royal Bank of Scotland Group PLC Series T, 7.25%[a]	3,276,711	$82,736,953

Santander Finance Preferred SA Unipersonal, 6.50%	305,937	7,807,512
Santander Finance Preferred SA Unipersonal, 6.80%[a]	439,944	11,126,184
Santander Finance Preferred SA Unipersonal Series 6, 4.00%[b]	571,888	12,015,367
SunTrust Banks Inc., 5.88%	1,181,369	27,230,555
Synovus Financial Corp., 7.88%[b]	359,157	9,894,775
TCF Financial Corp., 6.45%[a]	284,848	7,038,594
TCF Financial Corp., 7.50%	469,867	12,366,899
Texas Capital Bancshares Inc., 6.50%	415,913	10,223,142
U.S. Bancorp, 5.15%	1,310,683	29,542,795
U.S. Bancorp Series B, 3.50%[b]	2,554,356	56,323,550
U.S. Bancorp Series F, 6.50%[b]	2,810,651	80,609,471
U.S. Bancorp Series G, 6.00%[b]	2,768,495	74,721,680
UBS Preferred Funding Trust IV Series D, 0.85%[b]	805,319	16,106,380
Webster Financial Corp., 6.40%	350,424	8,560,858
Wells Fargo & Co., 5.13%	1,679,280	37,951,728
Wells Fargo & Co., 5.20%	1,910,587	43,465,854
Wells Fargo & Co., 5.25%[a]	1,627,073	37,080,994
Wells Fargo & Co., 5.85%[b]	4,395,156	112,647,848
Wells Fargo & Co., 6.63%[b]	2,139,217	59,149,350
Wells Fargo & Co. Series J, 8.00%	5,489,980	159,319,220
Zions BanCorp, 5.75%	352,608	8,184,032
Zions BanCorp, 6.30%[a,b]	470,377	11,919,353

		3,251,928,668
COMMERCIAL SERVICES & SUPPLIES — 0.28%
Pitney Bowes Inc., 6.70%	1,114,901	28,887,085

		28,887,085
CONSUMER FINANCE — 2.48%
Ally Financial Inc. Series A, 8.50%[b]	2,607,163	70,210,899
Capital One Financial Corp., 6.00%	2,230,766	52,177,617
Capital One Financial Corp., 6.25%	1,250,000	29,975,000

Discover Financial Services, 6.50%	1,496,600	37,729,286
HSBC Finance Corp., 6.36%	1,484,938	37,242,245

Security	Shares	Value
Navient LLC, 4.07%[b]	544,120	$13,434,323

Navient LLC, 6.00%	800,927	17,420,162

		258,189,532
DIVERSIFIED FINANCIAL SERVICES — 8.29%
Citigroup Capital XIII, 7.88%[b]	5,740,964	154,546,751
General Electric Capital Corp., 4.88%	3,716,675	90,190,312
ING Groep NV, 6.13%	1,784,314	44,750,595
ING Groep NV, 6.20%	1,302,003	32,641,215
ING Groep NV, 6.38%[a]	2,666,987	67,421,431
ING Groep NV, 7.05%	2,037,682	51,879,384
ING Groep NV, 7.20%	2,811,063	72,272,430
ING Groep NV, 7.38%	3,820,139	97,604,551
KKR Financial Holdings LLC, 7.38%	984,871	25,429,369
KKR Financial Holdings LLC, 7.50%	321,289	8,571,991
KKR Financial Holdings LLC, 8.38%	689,537	19,307,036
RBS Capital Funding Trust V Series E, 5.90%	3,281,350	77,242,979
RBS Capital Funding Trust VI Series F, 6.25%	544,096	12,976,690
RBS Capital Funding Trust VII Series G, 6.08%	4,584,981	109,535,196

		864,369,930
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.38%
Qwest Corp., 7.00%[a]	2,420,167	60,891,401
Qwest Corp., 7.38%	1,703,289	44,319,580
Qwest Corp., 7.50%	1,483,326	38,625,809

		143,836,790
ELECTRIC UTILITIES — 2.96%
Duke Energy Corp., 5.13%	1,309,118	31,484,288
Entergy Arkansas Inc., 4.90%	543,610	12,426,925
Entergy Arkansas Inc., 5.75%	604,878	15,273,169
Entergy Louisiana LLC, 5.25%	543,686	13,102,832
FPL Group Capital Trust I, 5.88%[a]	797,859	20,249,661
Interstate Power & Light Co., 5.10%	542,628	13,581,979

NextEra Energy Capital Holdings Inc., 5.00%	1,186,466	25,544,613
NextEra Energy Capital Holdings Inc., 5.13%	1,312,348	28,740,421

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. PREFERRED STOCK ETF

September 30, 2014

Security	Shares	Value

NextEra Energy Capital Holdings Inc. Series G, 5.70%	1,053,920	$25,452,168
NextEra Energy Capital Holdings Inc. Series H, 5.63%	928,598	21,989,201
PPL Capital Funding Inc., 5.90%	1,180,945	28,791,439
SCE Trust I, 5.63%	1,245,592	29,308,780
SCE Trust II, 5.10%	1,058,415	22,851,180
SCE Trust III, 5.75%[b]	732,642	19,356,402

		308,153,058
FOOD PRODUCTS — 0.72%
CHS Inc., 7.10%[b]	1,100,888	29,283,621
CHS Inc., 7.88%	749,634	20,952,270
CHS Inc., 8.00%	808,119	24,445,600

		74,681,491
INSURANCE — 10.20%
Aegon NV, 4.00%[a,b]	668,855	15,818,421
Aegon NV, 6.38%	2,549,672	64,863,656
Aegon NV, 6.50%	1,290,171	32,718,737
Aegon NV, 8.00%	1,349,867	38,511,705
Aflac Inc., 5.50%	1,307,410	31,756,989
Allstate Corp. (The), 5.10%[b]	1,294,609	31,704,974
Allstate Corp. (The), 5.63%	768,469	18,635,373
Allstate Corp. (The), 6.25%[a]	634,933	16,038,408
Allstate Corp. (The), 6.63%	2,297,187	58,856,714
Allstate Corp. (The), 6.75%	1,012,231	26,338,251
American Financial Group Inc., 5.75%	346,396	8,417,423
American Financial Group Inc., 6.38%	618,789	15,902,877
AmTrust Financial Services Inc., 6.75%	323,142	7,461,349
Arch Capital Group Ltd., 6.75%[a]	859,013	23,055,909
Argo Group US Inc., 6.50%	399,374	9,569,001
Aspen Insurance Holdings Ltd., 5.95%[b]	735,247	18,359,118
Aspen Insurance Holdings Ltd., 7.25%	437,151	11,405,270
Assured Guaranty Municipal Holdings Inc., 6.25%[a]	615,589	15,192,736
Aviva PLC, 8.25%[a]	1,048,385	29,407,199
Axis Capital Holdings Ltd., 5.50%[a]	606,921	13,479,715

Security	Shares	Value

Axis Capital Holdings Ltd. Series C, 6.88%	1,049,537	$27,193,504
Endurance Specialty Holdings Ltd., 7.50%	615,730	15,928,935
Endurance Specialty Holdings Ltd., 7.75%	538,570	14,062,063
Hartford Financial Services Group Inc. (The), 7.88%[b]	1,544,000	45,686,960
Maiden Holdings Ltd., 8.25%[a]	153,100	3,956,104
MetLife Inc., 4.00%[a,b]	1,563,393	37,396,360
MetLife Inc., 6.50%	3,822,182	97,924,303
Montpelier Re Holdings Ltd., 8.88%	380,734	10,439,726
PartnerRe Ltd., 5.88%[a]	669,469	16,067,256
PartnerRe Ltd., 6.50%[a]	618,623	15,638,789
PartnerRe Ltd., 7.25%[a]	983,553	26,428,069
Phoenix Companies Inc. (The), 7.45%[a]	678,527	16,759,617
Principal Financial Group Inc., 6.52%[b]	669,769	17,052,319
Protective Life Corp., 6.00%	415,557	10,393,081
Protective Life Corp., 6.25%	765,040	19,676,829
Protective Life Corp., 8.00%	351,907	7,038,140
Prudential Financial Inc., 5.70%	1,828,232	44,517,449
Prudential Financial Inc., 5.75%[a]	1,497,003	36,931,064
Prudential PLC, 6.50%	797,981	20,268,717
Prudential PLC, 6.75%[a]	670,907	17,168,510
Reinsurance Group of America Inc., 6.20%[b]	1,049,737	28,878,265
RenaissanceRe Holdings Ltd., 5.38%	737,403	16,119,630
RenaissanceRe Holdings Ltd., 6.08%	345,217	8,668,399
Selective Insurance Group Inc., 5.88%	507,431	12,315,350
Torchmark Corp., 5.88%	349,958	8,503,979

		1,062,507,243
MACHINERY — 0.45%
Stanley Black & Decker Inc., 5.75%	1,910,741	47,157,088

		47,157,088
MARINE — 0.47%
Costamare Inc. Series C, 8.50%	268,780	7,031,285
Seaspan Corp., 7.95%	313,900	8,387,408

14	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. PREFERRED STOCK ETF

September 30, 2014

Security	Shares	Value

Seaspan Corp. Series C, 9.50%	922,373	$24,655,030
Seaspan Corp. Series E, 8.25%	353,854	9,377,131

		49,450,854
MEDIA — 0.18%
Comcast Corp., 5.00%	766,289	19,272,168

		19,272,168
METALS & MINING — 1.37%
ArcelorMittal, 6.00%	5,731,175	121,099,728
Cliffs Natural Resources Inc., 7.00%	1,913,827	21,434,862

		142,534,590
MULTI-UTILITIES — 0.73%
Dominion Resources Inc., 8.38%	1,764,677	44,452,214
DTE Energy Co., 5.25%	542,190	12,562,542
DTE Energy Co., 6.50%	745,952	19,223,183

		76,237,939
OIL, GAS & CONSUMABLE FUELS — 1.17%
Atlas Pipeline Partners LP, 8.25%	352,439	9,057,682
BreitBurn Energy Partners LP, 8.25%	507,876	12,849,263
Goodrich Petroleum Corp., 9.75%	359,411	9,132,634
Goodrich Petroleum Corp., 10.00%	305,575	8,015,232
Legacy Reserves LP, 8.00%[b]	457,440	11,271,322
Magnum Hunter Resources Corp., 8.00%	297,175	14,487,281
Magnum Hunter Resources Corp. Series C, 10.25%	281,306	7,302,704
NuStar Logistics LP, 7.63%[b]	1,056,050	27,499,542
Teekay Offshore Partners LP, 7.25%	407,336	10,097,859
Vanguard Natural Resources LLC, 7.63%	480,068	11,881,683

		121,595,202
REAL ESTATE INVESTMENT TRUSTS (REITS) — 13.70%
American Capital Agency Corp., 7.75%	442,019	10,789,684
American Capital Agency Corp., 8.00%[a]	472,081	12,033,345

Security	Shares	Value

American Homes 4 Rent, 5.00%[d]	307,080	$7,409,840
American Homes 4 Rent, 5.50%[d]	467,214	11,269,202
American Realty Capital Properties Inc. Series F, 6.70%	2,745,724	63,481,139
American Tower Corp., 5.25%	134,998	14,647,283
Annaly Capital Management Inc., 7.50%	1,206,368	29,435,379
Annaly Capital Management Inc. Series C, 7.63%	797,240	19,580,214
Apollo Residential Mortgage Inc., 8.00%	469,090	11,398,887
ARMOUR Residential REIT Inc. Series B, 7.88%	392,174	9,521,985
Boston Properties Inc., 5.25%	545,472	13,091,328
Capstead Mortgage Corp., 7.50%	462,310	11,164,786
CBL & Associates Properties Inc., 6.63%[a]	469,327	11,395,260
CBL & Associates Properties Inc. Series D, 7.38%	1,189,068	30,321,234
Cedar Realty Trust Inc., 7.25%	540,505	14,134,206
Colony Financial Inc. Series A, 8.50%	669,348	18,032,235
Crown Castle International Corp., 4.50%	628,695	66,126,140
CYS Investments Inc., 7.50%	545,502	12,710,197
DDR Corp., 6.25%	413,763	10,141,331
DDR Corp., 6.50%	543,248	13,711,579
Digital Realty Trust Inc., 5.88%	671,215	14,941,246
Digital Realty Trust Inc., 7.00%	739,763	19,041,500
Digital Realty Trust Inc., 7.38%	928,071	24,176,250
Digital Realty Trust Inc. Series F, 6.63%	469,906	11,846,330
EPR Properties, 6.63%[a]	347,815	8,684,941
Equity Commonwealth, 5.75%	483,274	10,487,046
Equity Commonwealth, 6.50%	330,400	7,893,256
Equity Commonwealth, 7.25%	740,606	19,055,792
Equity Commonwealth, 7.50%	432,086	8,801,592
General Growth Properties Inc., 6.38%	671,890	16,528,494
Hatteras Financial Corp., 7.63%	768,201	18,206,364

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. PREFERRED STOCK ETF

September 30, 2014

Security	Shares	Value

Health Care REIT Inc. Series I, 6.50%	920,586	$52,639,107
Health Care REIT Inc. Series J, 6.50%	763,907	19,800,469
Hospitality Properties Trust Series D, 7.13%	771,303	19,760,783
Invesco Mortgage Capital Inc., 7.75%	384,580	9,337,602
Kimco Realty Corp., 5.50%	607,199	14,032,369
Kimco Realty Corp., 5.63%	477,312	11,221,605
Kimco Realty Corp. Series H, 6.90%	478,809	12,616,617
Kimco Realty Corp. Series I, 6.00%	1,050,691	26,214,740
LaSalle Hotel Properties, 6.38%	309,971	7,603,589
MFA Financial Inc., 7.50%	544,274	12,975,492
National Retail Properties Inc., 5.70%	769,961	18,363,570
National Retail Properties Inc. Series D, 6.63%	765,096	19,800,684
NorthStar Realty Finance Corp., 8.50%	543,848	13,590,762
NorthStar Realty Finance Corp., 8.75%	634,981	16,020,571
NorthStar Realty Finance Corp., 8.88%	349,892	8,887,257
NorthStar Realty Finance Corp. Series B, 8.25%[a]	925,280	23,196,770
PS Business Parks Inc., 5.70%	310,199	7,075,639
PS Business Parks Inc., 5.75%	619,706	14,160,282
PS Business Parks Inc. Series S, 6.45%	618,962	15,690,687
PS Business Parks Inc. Series T, 6.00%	928,210	22,323,450
Public Storage Series O, 6.88%[a]	379,224	9,833,278
Public Storage Series Q, 6.50%[a]	966,471	25,340,870
Public Storage Series R, 6.35%	1,258,111	32,320,872
Public Storage Series S, 5.90%	1,186,680	29,453,398
Public Storage Series T, 5.75%	1,192,981	29,251,894
Public Storage Series U, 5.63%	768,349	18,471,110

Security	Shares	Value

Public Storage Series V, 5.38%	1,297,368	$29,735,675
Public Storage Series W, 5.20%	1,310,771	29,597,209
Public Storage Series X, 5.20%[a]	607,968	13,733,997
Public Storage Series Y, 6.38%	723,153	18,606,727
Public Storage Series Z, 6.00%	715,000	17,824,950
Realty Income Corp. Series E, 6.75%[a]	558,429	13,966,309
Realty Income Corp. Series F, 6.63%	1,072,843	28,054,844
Regency Centers Corp. Series 6, 6.63%	670,762	17,238,583
Resource Capital Corp., 8.63%[b]	305,017	7,299,057
Senior Housing Properties Trust, 5.63%	928,769	21,826,071
SL Green Realty Corp., 6.50%	616,945	15,614,878
Taubman Centers Inc., 6.25%	462,912	11,600,575
Taubman Centers Inc., 6.50%	524,816	13,230,611
Ventas Realty LP/Ventas Capital Corp., 5.45%	694,974	16,741,924
Vornado Realty LP, 7.88%	1,181,723	29,850,323
Vornado Realty Trust, 5.40%	797,871	18,414,863
Vornado Realty Trust, 6.88%	643,118	16,997,609
Vornado Realty Trust Series K, 5.70%	799,365	19,104,823
Weyerhaeuser Co., 6.38%	887,177	47,934,173

		1,427,414,733
SPECIALTY RETAIL — 0.08%
TravelCenters of America LLC, 8.25%	307,893	8,008,297

		8,008,297
THRIFTS & MORTGAGE FINANCE — 0.18%
Astoria Financial Corp., 6.50%	375,669	9,143,784
EverBank Financial Corp., 6.75%	410,447	10,158,563

		19,302,347

WIRELESS TELECOMMUNICATION SERVICES — 0.67%
Telephone & Data Systems Inc., 5.88%	530,978	12,026,652
Telephone & Data Systems Inc., 6.88%	603,888	14,891,878

16	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. PREFERRED STOCK ETF

September 30, 2014

Security	Shares	Value

Telephone & Data Systems Inc., 7.00%	798,073	$19,967,786
United States Cellular Corp., 6.95%	905,082	22,898,575

		69,784,891

TOTAL PREFERRED STOCKS
(Cost: $10,173,791,586)		10,254,010,899

SHORT-TERM INVESTMENTS — 1.69%

MONEY MARKET FUNDS — 1.69%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,e,f]	46,789,369	46,789,369
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,e,f]	2,900,976	2,900,976
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,e]	126,558,883	126,558,883

		176,249,228

TOTAL SHORT-TERM INVESTMENTS
(Cost: $176,249,228)		176,249,228

TOTAL INVESTMENTS IN SECURITIES — 100.10%
(Cost: $10,350,040,814)		10,430,260,127
Other Assets, Less Liabilities — (0.10)%		(10,677,289)

NET ASSETS — 100.00%		$10,419,582,838

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Variable rate security. Rate shown is as of report date.
[c]	Affiliated issuer. See Note 2.
[d]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited)

iSHARES® NASDAQ BIOTECHNOLOGY ETF

September 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.98%

BIOTECHNOLOGY — 75.75%
ACADIA Pharmaceuticals Inc.[a,b]	1,216,176	$30,112,518
Achillion Pharmaceuticals Inc.[a,b]	1,196,004	11,936,120
Acorda Therapeutics Inc.[a,b]	510,564	17,297,908
Aegerion Pharmaceuticals Inc.[a,b]	361,381	12,062,898
Agios Pharmaceuticals Inc.[a,b]	421,443	25,855,528
Alexion Pharmaceuticals Inc.[a]	1,320,230	218,920,539
Alkermes PLC[a]	1,783,574	76,461,817
Alnylam Pharmaceuticals Inc.[a,b]	933,877	72,935,794
AMAG Pharmaceuticals Inc.[a,b]	268,563	8,569,845
Amarin Corp. PLC SP ADR[a,b]	2,023,652	2,205,781
Amgen Inc.	3,207,078	450,466,176
Anacor Pharmaceuticals Inc.[a,b]	513,630	12,568,526
Arena Pharmaceuticals Inc.[a,b]	2,688,720	11,265,737
ARIAD Pharmaceuticals Inc.[a,b]	2,287,262	12,351,215
Array BioPharma Inc.[a,b]	1,612,215	5,755,608
BioCryst Pharmaceuticals Inc.[a,b]	877,629	8,583,212
Biogen Idec Inc.[a]	1,303,060	431,065,279
BioMarin Pharmaceutical Inc.[a,b]	1,799,339	129,840,302
Bluebird Bio Inc.[a]	349,742	12,548,743
Celgene Corp.[a,b]	4,704,299	445,873,459
Celldex Therapeutics Inc.[a,b]	1,093,466	14,171,319
Cellular Dynamics International Inc.[a,b]	193,637	1,361,268
ChemoCentryx Inc.[a,b]	529,980	2,384,910
Chimerix Inc.[a,b]	436,262	12,049,556
Clovis Oncology Inc.[a,b]	415,398	18,842,453
Cubist Pharmaceuticals Inc.[a,b]	926,273	61,448,951
Curis Inc.[a,b]	1,053,847	1,485,924
Dendreon Corp.[a,b]	1,960,608	2,823,276
Dyax Corp.[a]	1,665,875	16,858,655
Epizyme Inc.[a,b]	410,749	11,135,405
Esperion Therapeutics Inc.[a,b]	188,889	4,620,225
Exelixis Inc.[a,b]	2,386,172	3,650,843
Genomic Health Inc.[a,b]	385,601	10,916,364
Geron Corp.[a,b]	1,918,668	3,837,336
Gilead Sciences Inc.[a]	4,155,075	442,307,734
Grifols SA SP ADR	1,157,348	40,657,635
Halozyme Therapeutics Inc.[a,b]	1,532,559	13,946,287
ImmunoGen Inc.[a,b]	1,050,700	11,126,913
Immunomedics Inc.[a,b]	1,138,787	4,236,288
Incyte Corp.[a,b]	2,059,792	101,032,798
Infinity Pharmaceuticals Inc.[a]	594,246	7,974,781

Security	Shares	Value

Insys Therapeutics Inc.[a,b]	422,081	$16,368,301
Ironwood Pharmaceuticals Inc. Class Aa,b	1,478,272	19,151,014
Isis Pharmaceuticals Inc.[a,b]	1,439,986	55,914,656
Kythera Biopharmaceuticals Inc.[a,b]	277,298	9,084,282
Lexicon Pharmaceuticals Inc.[a,b]	6,296,585	8,878,185
Ligand Pharmaceuticals Inc. Class Ba,b	254,160	11,942,978
MannKind Corp.[a,b]	4,921,384	29,085,379
Medivation Inc.[a,b]	939,182	92,856,924
Merrimack Pharmaceuticals Inc.[a,b]	1,279,175	11,231,157
Momenta Pharmaceuticals Inc.[a,b]	645,943	7,324,994
Myriad Genetics Inc.[a,b]	890,332	34,340,105
Neurocrine Biosciences Inc.[a,b]	928,544	14,550,285
NewLink Genetics Corp.[a,b]	341,346	7,311,631
Novavax Inc.[a,b]	2,915,924	12,159,403
NPS Pharmaceuticals Inc.[a,b]	1,303,314	33,886,164
OncoMed Pharmaceuticals Inc.[a,b]	363,994	6,890,406
Onconova Therapeutics Inc.[a,b]	266,817	1,147,313
Orexigen Therapeutics Inc.[a,b]	1,498,706	6,384,488
Osiris Therapeutics Inc.[a,b]	419,613	5,282,928
PDL BioPharma Inc.[b]	1,964,701	14,676,316
Portola Pharmaceuticals Inc.[a,b]	506,309	12,799,492
Progenics Pharmaceuticals Inc.[a,b]	850,666	4,414,957
Prothena Corp. PLC[a]	334,831	7,419,855
PTC Therapeutics Inc.[a,b]	367,770	16,185,558
Raptor Pharmaceutical Corp.[a,b]	767,390	7,359,270
Regeneron Pharmaceuticals Inc.[a,b]	1,108,736	399,721,503
Regulus Therapeutics Inc.[a,b]	530,689	3,624,606
Repligen Corp.[a,b]	399,311	7,950,282
Rigel Pharmaceuticals Inc.[a,b]	1,073,668	2,082,916
Sangamo BioSciences Inc.[a,b]	833,691	8,991,357
Sarepta Therapeutics Inc.[a,b]	500,523	10,561,035
Seattle Genetics Inc.[a,b]	1,509,846	56,136,074
Sinovac Biotech Ltd.[a,b]	679,613	3,268,939
Spectrum Pharmaceuticals Inc.[a]	803,958	6,544,218
Synageva BioPharma Corp.[a,b]	405,637	27,899,713
Synergy Pharmaceuticals Inc.[a,b]	1,159,326	3,228,723
Synta Pharmaceuticals Corp.[a,b]	1,276,428	3,842,048
United Therapeutics Corp.[a,b]	578,134	74,376,939
Vanda Pharmaceuticals Inc.[a,b]	414,327	4,300,714
Verastem Inc.[a,b]	316,043	2,692,686
Vertex Pharmaceuticals Inc.[a,b]	2,388,600	268,263,666
XOMA Corp.[a,b]	1,309,556	5,513,231

		4,119,190,617

18	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NASDAQ BIOTECHNOLOGY ETF

September 30, 2014

Security	Shares	Value

HEALTH CARE EQUIPMENT & SUPPLIES — 0.07%
Cerus Corp.[a,b]	905,597	$3,631,444

		3,631,444
LIFE SCIENCES TOOLS & SERVICES — 6.36%
Affymetrix Inc.[a,b]	897,511	7,162,138
Albany Molecular Research Inc.[a,b]	397,232	8,766,910
Illumina Inc.[a]	1,246,106	204,261,696
Luminex Corp.[a,b]	523,031	10,199,104
Pacific Biosciences of California Inc.[a,b]	863,796	4,241,238
QIAGEN NVa,b	2,845,702	64,796,635
Sequenom Inc.[a,b]	1,426,885	4,237,848
TECHNE Corp.	452,625	42,343,069

		346,008,638
PHARMACEUTICALS — 17.80%
AcelRx Pharmaceuticals Inc.[a,b]	530,493	2,912,407
Akorn Inc.[a,b]	1,273,627	46,194,451
Auxilium Pharmaceuticals Inc.[a,b]	615,872	18,383,779
AVANIR Pharmaceuticals Inc. Class Aa,b	2,101,626	25,051,382
Cempra Inc.[a,b]	406,553	4,455,821
Depomed Inc.[a,b]	715,206	10,863,979
Endo International PLC[a]	1,877,042	128,277,050
Endocyte Inc.[a,b]	508,161	3,089,619
Horizon Pharma PLC[a,b]	1,295,991	15,914,769
Impax Laboratories Inc.[a]	864,691	20,501,824
Jazz Pharmaceuticals PLC[a,b]	736,541	118,259,023
Medicines Co. (The)[a,b]	796,558	17,779,175
Mylan Inc.[a]	4,574,852	208,110,017
Nektar Therapeutics[a,b]	1,556,984	18,792,797
Omeros Corp.[a,b]	415,765	5,288,531
Pacira Pharmaceuticals Inc.[a,b]	438,980	42,545,942
Sagent Pharmaceuticals Inc.[a,b]	390,119	12,132,701
Salix Pharmaceuticals Ltd.[a,b]	778,960	121,704,710
SciClone Pharmaceuticals Inc.[a,b]	624,698	4,304,169
Shire PLC SP ADR	386,636	100,158,056
Sucampo Pharmaceuticals Inc. Class Aa,b	541,710	3,521,115
Supernus Pharmaceuticals Inc.[a]	524,930	4,561,642
Theravance Inc.[b]	1,406,704	24,040,571
VIVUS Inc.[a,b]	1,265,317	4,884,124
XenoPort Inc.[a,b]	760,839	4,093,314

Security	Shares	Value

Zogenix Inc.[a,b]	1,724,914	$1,983,651

		967,804,619

TOTAL COMMON STOCKS
(Cost: $5,501,727,262)		5,436,635,318

SHORT-TERM INVESTMENTS — 16.26%

MONEY MARKET FUNDS — 16.26%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	827,575,635	827,575,635
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	51,310,311	51,310,311
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	5,417,768	5,417,768

		884,303,714

TOTAL SHORT-TERM INVESTMENTS
(Cost: $884,303,714)		884,303,714

TOTAL INVESTMENTS IN SECURITIES — 116.24%
(Cost: $6,386,030,976)		6,320,939,032
Other Assets, Less Liabilities — (16.24)%		(882,873,650)

NET ASSETS — 100.00%		$5,438,065,382

SP ADR — Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	19

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

September 30, 2014

	iShares International Preferred Stock ETF	iShares U.S. Preferred Stock ETF	iShares Nasdaq Biotechnology ETF

ASSETS
Investments, at cost:
Unaffiliated	$40,738,055	$10,037,678,177	$5,501,727,262
Affiliated (Note 2)	63,594	312,362,637	884,303,714

Total cost of investments	$40,801,649	$10,350,040,814	$6,386,030,976

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$38,561,157	$10,120,947,013	$5,436,635,318
Affiliated (Note 2)	63,594	309,313,114	884,303,714

Total fair value of investments	38,624,751	10,430,260,127	6,320,939,032
Foreign currency, at value[b]	134,416	—	—
Cash	—	1,375,479	—
Receivables:
Investment securities sold	—	—	53,839,292
Due from custodian (Note 4)	397,196	—	—
Dividends and interest	122,336	37,888,507	1,022,255
Capital shares sold	—	3,786,962	2,265,473

Total Assets	39,278,699	10,473,311,075	6,378,066,052

LIABILITIES
Payables:
Investment securities purchased	397,196	—	58,969,901
Collateral for securities on loan (Note 1)	39,485	49,690,345	878,885,946
Capital shares redeemed	—	—	22,185
Investment advisory fees (Note 2)	16,972	4,037,892	2,122,638

Total Liabilities	453,653	53,728,237	940,000,670

NET ASSETS	$38,825,046	$10,419,582,838	$5,438,065,382

Net assets consist of:
Paid-in capital	$44,237,256	$10,426,218,965	$5,202,400,912
Undistributed (distributions in excess of) net investment income	18,411	87,278,348	(216,616)
Undistributed net realized gain (accumulated net realized loss)	(3,250,984)	(174,133,788)	300,973,030
Net unrealized appreciation (depreciation)	(2,179,637)	80,219,313	(65,091,944)

NET ASSETS	$38,825,046	$10,419,582,838	$5,438,065,382

Shares outstanding[c]	1,650,000	263,850,000	19,900,000

Net asset value per share	$23.53	$39.49	$273.27

[a]	Securities on loan with values of $35,784, $48,247,676 and $854,940,228, respectively. See Note 1.
[b]	Cost of foreign currency: $135,803, $ — and $ —, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

20	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended September 30, 2014

	iShares International Preferred Stock ETF	iShares U.S. Preferred Stock ETF	iShares Nasdaq Biotechnology ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$776,521	$325,167,410	$13,951,919
Dividends — affiliated (Note 2)	—	3,608,689	—
Interest — affiliated (Note 2)	—	180	28
Securities lending income — affiliated (Note 2)	174	2,521,883	6,988,615

Total investment income	776,695	331,298,162	20,940,562

EXPENSES
Investment advisory fees (Note 2)	96,344	23,725,097	12,106,063

Total expenses	96,344	23,725,097	12,106,063

Net investment income	680,351	307,573,065	8,834,499

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(659,784)	(4,101,348)	14,432,495
Investments — affiliated (Note 2)	—	(327,393)	—
In-kind redemptions — unaffiliated	—	26,183,985	577,979,636
In-kind redemptions — affiliated (Note 2)	—	172,088	—
Foreign currency transactions	3,932	—	—

Net realized gain (loss)	(655,852)	21,927,332	592,412,131

Net change in unrealized appreciation/depreciation on:
Investments	(19,548)	60,051,543	116,280,397
Translation of assets and liabilities in foreign currencies	(2,957)	—	—

Net change in unrealized appreciation/depreciation	(22,505)	60,051,543	116,280,397

Net realized and unrealized gain (loss)	(678,357)	81,978,875	708,692,528

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,994	$389,551,940	$717,527,027

[a]	Net of foreign withholding tax of $80,459, $ — and $43,495, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	21

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares International Preferred Stock ETF		iShares U.S. Preferred Stock ETF
	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$680,351	$2,805,355	$307,573,065	$614,362,597
Net realized gain (loss)	(655,852)	(3,539,804)	21,927,332	64,578,203
Net change in unrealized appreciation/depreciation	(22,505)	(7,524,913)	60,051,543	(525,874,475)

Net increase (decrease) in net assets resulting from operations	1,994	(8,259,362)	389,551,940	153,066,325

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(713,826)	(3,825,668)	(284,722,980)	(646,698,266)
From net realized gain	—	(129,496)	—	—

Total distributions to shareholders	(713,826)	(3,955,164)	(284,722,980)	(646,698,266)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	9,704,030	11,899,116	1,646,132,884	1,197,841,790
Cost of shares redeemed	—	(118,543,755)	(399,141,278)	(3,551,224,361)

Net increase (decrease) in net assets from capital share transactions	9,704,030	(106,644,639)	1,246,991,606	(2,353,382,571)

INCREASE (DECREASE) IN NET ASSETS	8,992,198	(118,859,165)	1,351,820,566	(2,847,014,512)

NET ASSETS
Beginning of period	29,832,848	148,692,013	9,067,762,272	11,914,776,784

End of period	$38,825,046	$29,832,848	$10,419,582,838	$9,067,762,272

Undistributed net investment income included in net assets at end of period	$18,411	$51,886	$87,278,348	$64,428,263

SHARES ISSUED AND REDEEMED
Shares sold	400,000	450,000	41,650,000	30,450,000
Shares redeemed	—	(4,750,000)	(10,150,000)	(92,650,000)

Net increase (decrease) in shares outstanding	400,000	(4,300,000)	31,500,000	(62,200,000)

See notes to financial statements.

22	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Nasdaq Biotechnology ETF
	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$8,834,499	$(1,794,659)
Net realized gain	592,412,131	1,546,044,708
Net change in unrealized appreciation/depreciation	116,280,397	(219,861,239)

Net increase in net assets resulting from operations	717,527,027	1,324,388,810

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(9,051,115)	(1,256,105)

Total distributions to shareholders	(9,051,115)	(1,256,105)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	5,001,762,640	7,217,227,676
Cost of shares redeemed	(5,317,683,617)	(6,085,957,664)

Net increase (decrease) in net assets from capital share transactions	(315,920,977)	1,131,270,012

INCREASE IN NET ASSETS	392,554,935	2,454,402,717

NET ASSETS
Beginning of period	5,045,510,447	2,591,107,730

End of period	$5,438,065,382	$5,045,510,447

Distributions in excess of net investment income included in net assets at end of period	$(216,616)	$—

SHARES ISSUED AND REDEEMED
Shares sold	20,400,000	33,550,000
Shares redeemed	(21,850,000)	(28,400,000)

Net increase (decrease) in shares outstanding	(1,450,000)	5,150,000

See notes to financial statements.

FINANCIAL STATEMENTS	23

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares International Preferred Stock ETF
	Six months ended Sep. 30, 2014 (Unaudited)	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Period from Nov. 15, 2011[a] to Mar. 31, 2012
Net asset value, beginning of period	$23.87	$26.79	$25.90	$24.80

Income from investment operations:
Net investment income[b]	0.47	1.03	1.11	0.50
Net realized and unrealized gain (loss)[c]	(0.30)	(2.45)	0.86	0.81

Total from investment operations	0.17	(1.42)	1.97	1.31

Less distributions from:
Net investment income	(0.51)	(1.40)	(1.08)	(0.21)
Net realized gain	—	(0.10)	—	—

Total distributions	(0.51)	(1.50)	(1.08)	(0.21)

Net asset value, end of period	$23.53	$23.87	$26.79	$25.90

Total return	0.68%[d]	(5.35)%	7.80%	5.30%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$38,825	$29,833	$148,692	$95,841
Ratio of expenses to average net assets[e]	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets[e]	3.88%	4.10%	4.24%	5.22%
Portfolio turnover rate[f]	25%	60%	91%	34%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

24	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Preferred Stock ETF
	Six months ended Sep. 30, 2014 (Unaudited)	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010
Net asset value, beginning of period	$39.03	$40.45	$38.93	$39.66	$38.73	$22.69

Income from investment operations:
Net investment income[a]	1.21	2.39	2.53	2.53	2.78	2.54
Net realized and unrealized gain (loss)[b]	0.38	(1.25)	1.34	(0.90)	1.06	16.37

Total from investment operations	1.59	1.14	3.87	1.63	3.84	18.91

Less distributions from:
Net investment income	(1.13)	(2.56)	(2.35)	(2.36)	(2.91)	(2.87)

Total distributions	(1.13)	(2.56)	(2.35)	(2.36)	(2.91)	(2.87)

Net asset value, end of period	$39.49	$39.03	$40.45	$38.93	$39.66	$38.73

Total return	4.15%[c]	3.13%	10.29%	4.47%	10.41%	86.53%

Ratios/Supplemental data:
Net assets, end of period (000s)	$10,419,583	$9,067,762	$11,914,777	$8,438,495	$7,089,990	$4,043,351
Ratio of expenses to average net assets[d]	0.47%	0.47%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[d]	6.13%	6.18%	6.40%	6.66%	7.15%	7.29%
Portfolio turnover rate[e]	8%	35%	32%	16%	33%	41%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	25

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Nasdaq Biotechnology ETF
	Six months ended Sep. 30, 2014 (Unaudited)	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010
Net asset value, beginning of period	$236.32	$159.94	$123.34	$100.16	$90.93	$66.32

Income from investment operations:
Net investment income (loss)[a]	0.44	(0.09)	0.32	0.03	0.43	(0.06)
Net realized and unrealized gain[b]	36.96	76.54	36.91	23.19	9.31	24.67

Total from investment operations	37.40	76.45	37.23	23.22	9.74	24.61

Less distributions from:
Net investment income	(0.45)	(0.07)	(0.63)	(0.04)	(0.51)	—

Total distributions	(0.45)	(0.07)	(0.63)	(0.04)	(0.51)	—

Net asset value, end of period	$273.27	$236.32	$159.94	$123.34	$100.16	$90.93

Total return	15.84%[c]	47.81%	30.28%	23.19%	10.79%	37.10%

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,438,065	$5,045,510	$2,591,108	$1,837,827	$1,477,397	$1,614,091
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income (loss) to average net assets[d]	0.35%	(0.05)%	0.24%	0.03%	0.49%	(0.08)%
Portfolio turnover rate[e]	12%	39%	14%	19%	13%	11%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

26	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
International Preferred Stock	Non-diversified
U.S. Preferred Stock	Non-diversified
Nasdaq Biotechnology	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 (ASC 946).

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

NOTES TO FINANCIAL STATEMENTS	27

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

As of September 30, 2014, the value of each of the Funds’ investments was classified as Level 1. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

The iShares International Preferred Stock ETF had transfers from Level 2 to Level 1 during the period ended September 30, 2014 in the amount of $587,481, measured as of the beginning of the period, resulting from the resumption of trading after a temporary suspension.

28	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of September 30, 2014 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2014, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the

NOTES TO FINANCIAL STATEMENTS	29

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of September 30, 2014, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The value of any securities on loan as of September 30, 2014 and the value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of each Fund’s securities lending agreements which are subject to offset under an MSLA as of September 30, 2014:

iShares ETF	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
International Preferred Stock	$35,784	$35,784	$—
U.S. Prefered Stock	48,247,676	48,247,676	—
Nasdaq Biotechnology	854,940,228	854,940,228	—

[a]	Collateral received in excess of the market value of securities on loan is not presented for financial reporting purposes. The total collateral received is disclosed in each Fund’s statement of assets and liabilities.

RECENT ACCOUNTING STANDARD

In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings, including securities lending. The guidance is effective for financial statements for fiscal years beginning after December 15, 2014, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statements and disclosures.

30	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

BFA has entered into a sub-advisory agreement with BlackRock International Limited (the “Sub-Advisor”), an affiliate of BFA, under which BFA pays the Sub-Advisor for services it provides to the iShares International Preferred Stock ETF.

For its investment advisory services to the iShares International Preferred Stock ETF, BFA is entitled to an annual investment advisory fee of 0.55% based on the average daily net assets of the Fund.

For its investment advisory services to the iShares U.S. Preferred Stock ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.4800%		First $46 billion
0.4560	[a]	Over $46 billion, up to and including $81 billion
0.4332	[a]	Over $81 billion, up to and including $141 billion
0.4116	[a]	Over $141 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

For its investment advisory services to the iShares Nasdaq Biotechnology ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.4800%		First $121 billion
0.4560	[a]	Over $121 billion, up to and including $211 billion
0.4332	[a]	Over $211 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit a remaining portion to BTC as compensation for its services as securities lending agent.

NOTES TO FINANCIAL STATEMENTS	31

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Pursuant to a securities lending agreement, (i) the iShares U.S. Preferred Stock ETF and iShares Nasdaq Biotechnology ETF (the “Group 1 Funds”) retain 70% of securities lending income and (ii) the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

Pursuant to a securities lending agreement, (i) the iShares International Preferred Stock ETF (the “Group 2 Fund”) retains 75% of securities lending income and (ii) these amounts can never be less than 65% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013 and pursuant to a securities lending agreement, each Group 1 Fund will (i) receive for the remainder of that calendar year 75% of securities lending income and (ii) the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. The Group 2 Fund will (i) receive for the remainder of that calendar year 80% of securities lending income and (ii) these amounts can never be less than 65% of the total of securities lending income plus the collateral investment fees.

For the six months ended September 30, 2014, each Fund paid to BTC the following amounts in total for securities lending agent services and collateral investment fees:

iShares ETF	Fees Paid to BTC
International Preferred Stock	$67
U.S. Preferred Stock	1,092,939
Nasdaq Biotechnology	3,176,692

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the six months ended September 30, 2014, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest — affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

32	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the six months ended September 30, 2014, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
U.S. Preferred Stock
PNC Financial Services Group Inc. (The) Series P	3,463,133	686,399	(327,856)	3,821,676	$104,369,972	$2,796,416	$(120,633)
PNC Financial Services Group Inc. (The) Series Q	1,116,116	223,748	(81,359)	1,258,505	28,693,914	812,273	(34,672)

					$133,063,886	$3,608,689	$(155,305)

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended September 30, 2014 were as follows:

iShares ETF	Purchases	Sales
International Preferred Stock	$8,672,739	$8,573,968
U.S. Preferred Stock	848,147,521	799,326,320
Nasdaq Biotechnology	640,608,361	640,746,784

In-kind transactions (see Note 4) for the six months ended September 30, 2014 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
International Preferred Stock	$9,544,169	$—
U.S. Preferred Stock	1,536,238,277	369,783,503
Nasdaq Biotechnology	4,986,997,091	5,302,534,540

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market

NOTES TO FINANCIAL STATEMENTS	33

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	MARKET AND CREDIT RISK

In the normal course of business, each Fund’s investment activities exposes it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in equity instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

The iShares International Preferred Stock ETF invests a substantial amount of its assets in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

The iShares Nasdaq Biotechnology ETF invests all or substantially all of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions affecting those market sectors may have a significant impact on its investment performance.

34	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in the statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of March 31, 2014, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
International Preferred Stock	$2,178,795	$—	$—	$—	$—	$—	$2,178,795
U.S. Preferred Stock	131,576,823	—	—	—	36,566,326	—	168,143,149
Nasdaq Biotechnology	57,838,005	18,800,299	5,156,780	45,321,421	79,449,573	20,348,485	226,914,563

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

NOTES TO FINANCIAL STATEMENTS	35

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of September 30, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
International Preferred Stock	$40,908,791	$582,926	$(2,866,966)	$(2,284,040)
U.S. Preferred Stock	10,376,018,750	302,449,244	(248,207,867)	54,241,377
Nasdaq Biotechnology	6,434,973,366	424,516,865	(538,551,199)	(114,034,334)

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2014, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

36	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract

iSHARES® TRUST

I. iShares International Preferred Stock ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”), and the Sub-Advisory Agreement between BFA and BlackRock International Limited (“BIL”) (the “Sub-Advisory Agreement”), on behalf of the Fund. The Advisory Contract and the Sub-Advisory Agreement are referred to hereafter as the “Advisory Agreements”. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreements. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on March 12, 2014, May 6, 2014, and May 12, 2014, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 16, 2014, management presented preliminary information to the Board relating to the continuance of the Advisory Agreements, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-13, 2014, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Agreements for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Agreements for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other exchange traded funds (including funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board noted that, prior to 2014, Lipper had used a different methodology to determine the Fund’s Lipper group, which included mutual funds, closed-end funds, exchange traded funds, and/or funds with differing investment objective classifications, investment focuses and other characteristics (e.g. actively managed funds and funds sponsored by “at cost” service providers), as applicable. The Board further noted that, after consideration by the 15(c) Committee, the Board determined to use instead Lipper’s proprietary ETF methodology to determine the Fund’s Lipper Group. This determination was based on, among other considerations, the increased number and types of ETFs available for comparative purposes than was the case in prior years. The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the applicable Lipper Group and to prepare this information. At the Board’s request, Lipper provided, and the Board considered, information on the impact to the iShares funds’ comparative fee rankings that were attributable to the change from a pure index group methodology to Lipper’s proprietary ETF methodology. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	37

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

The Board also noted that the investment advisory fee rate and overall expenses for the Fund were within range of the median of the investment advisory fee rates and overall expenses of the funds in its Lipper Group. The Board also noted that BFA pays BIL for its sub-advisory services, and that there are no additional fees imposed on the Fund in respect of the services provided under the Sub-Advisory Agreement.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2013, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its respective performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that are not exchange traded funds or index funds, and that may have different investment objectives and/or benchmarks from the Fund. In addition, the Board noted that the Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its relevant benchmark index. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.

Nature, Extent and Quality of Services Provided by BFA and BIL or their Affiliates — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA (and any services provided by BIL on BFA’s behalf or at BFA’s direction) under the Advisory Agreements for the coming year as compared to the scope of services provided by BFA and BIL during prior years. In reviewing the scope of these services, the Board considered the investment philosophy and experience of BFA and BIL, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Fund and its shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years, including in such areas as investor education, product management, customized portfolio consulting support, capital markets support, and proprietary risk and performance analytics tools. The Board also considered the compliance program of BFA and BIL and their compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-13, 2014 meeting and throughout the previous year, and matters related to BFA’s and BIL’s portfolio compliance policies and procedures, and BFA’s oversight of the services provided by BIL. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA and BIL to the Fund under the Advisory Agreements supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.

38	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Agreements and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the investment advisory fee rate incorporates potential economies of scale and supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with a substantially similar investment objective and strategy as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different, generally more extensive services provided to the Fund, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	39

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA and BIL generally do not use soft dollars or consider the value of research or other services that may be provided to BFA and BIL (including their affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreements for the coming year.

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Agreements for the coming year.

II. iShares U.S. Preferred Stock ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on March 12, 2014, May 6, 2014, and May 12, 2014, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 16, 2014, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-13, 2014, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

40	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other exchange traded funds (including funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board noted that, prior to 2014, Lipper had used a different methodology to determine the Fund’s Lipper group, which included mutual funds, closed-end funds, exchange traded funds, and/or funds with differing investment objective classifications, investment focuses and other characteristics (e.g. actively managed funds and funds sponsored by “at cost” service providers), as applicable. The Board further noted that, after consideration by the 15(c) Committee, the Board determined to use instead Lipper’s proprietary ETF methodology to determine the Fund’s Lipper Group. This determination was based on, among other considerations, the increased number and types of ETFs available for comparative purposes than was the case in prior years. The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the applicable Lipper Group and to prepare this information. At the Board’s request, Lipper provided, and the Board considered, information on the impact to the iShares funds’ comparative fee rankings that were attributable to the change from a pure index group methodology to Lipper’s proprietary ETF methodology. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses for the Fund were lower than the median of the investment advisory fee rates and overall expenses of the funds in its Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2013, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its respective performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that are not exchange traded funds or index funds, and that may have different investment objectives and/or benchmarks from the Fund. In addition, the Board noted that the Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its relevant benchmark index. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Fund and its shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years, including in such areas as investor education, product management, customized portfolio consulting support, capital markets

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	41

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

support, and proprietary risk and performance analytics tools. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-13, 2014 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fee rate reflects appropriate sharing of potential economies of scale with the Fund’s shareholders and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end

42	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with a substantially similar investment objective and strategy as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different, generally more extensive services provided to the Fund, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

III. iShares Nasdaq Biotechnology ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on March 12, 2014, May 6, 2014, and May 12, 2014, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 16, 2014, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	43

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-13, 2014, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other exchange traded funds (including funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board noted that, prior to 2014, Lipper had used a different methodology to determine the Fund’s Lipper group, which included mutual funds, closed-end funds, exchange traded funds, and/or funds with differing investment objective classifications, investment focuses and other characteristics (e.g. actively managed funds and funds sponsored by “at cost” service providers), as applicable. The Board further noted that, after consideration by the 15(c) Committee, the Board determined to use instead Lipper’s proprietary ETF methodology to determine the Fund’s Lipper Group. This determination was based on, among other considerations, the increased number and types of ETFs available for comparative purposes than was the case in prior years. The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the applicable Lipper Group and to prepare this information. At the Board’s request, Lipper provided, and the Board considered, information on the impact to the iShares funds’ comparative fee rankings that were attributable to the change from a pure index group methodology to Lipper’s proprietary ETF methodology. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses for the Fund were within range of the median of the investment advisory fee rates and overall expenses of the funds in its Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2013, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its respective performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that are not exchange traded funds or index funds, and that may have different investment objectives and/or benchmarks from the Fund. In addition, the Board noted that the Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its relevant benchmark index. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

44	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Fund and its shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years, including in such areas as investor education, product management, customized portfolio consulting support, capital markets support, and proprietary risk and performance analytics tools. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-13, 2014 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	45

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fee rate reflects appropriate sharing of potential economies of scale with the Fund’s shareholders and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with a substantially similar investment objective and strategy as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different, generally more extensive services provided to the Fund, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

46	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
International Preferred Stock	$0.436708	$—	$0.075171	$0.511879	85%	—%	15%	100%
U.S. Preferred Stock	1.058354	—	0.075852	1.134206	93	—	7	100

SUPPLEMENTAL INFORMATION	47

Notes:

48	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	49

Notes:

50	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2014 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-39-0914

SEPTEMBER 30, 2014

2014 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Core S&P 500 ETF | IVV | NYSE Arca
➢	iShares Core S&P Mid-Cap ETF | IJH | NYSE Arca
➢	iShares Core S&P Small-Cap ETF | IJR | NYSE Arca
➢	iShares Core S&P Total U.S. Stock Market ETF | ITOT | NYSE Arca

Fund Performance Overview

iSHARES® CORE S&P 500 ETF

Performance as of September 30, 2014

The iShares Core S&P 500 ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities, as represented by the S&P 500® (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2014, the total return for the Fund was 6.39%, net of fees, while the total return for the Index was 6.42%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	19.66%	19.63%	19.73%	19.66%	19.63%	19.73%
5 Years	15.61%	15.65%	15.70%	106.52%	106.86%	107.30%
10 Years	8.05%	8.05%	8.11%	116.84%	116.86%	118.04%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period [a]	Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,063.90	$0.36	$1,000.00	$1,024.70	$0.36	0.07%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

PORTFOLIO ALLOCATION As of 9/30/14

Sector	Percentage of Total Investments*

Information Technology	19.66%
Financials	16.30
Health Care	13.90
Consumer Discretionary	11.70
Industrials	10.31
Energy	9.70
Consumer Staples	9.55
Materials	3.45
Utilities	3.00
Telecommunication Services	2.43

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/14

Security	Percentage of Total Investments*

Apple Inc.	3.44%
Exxon Mobil Corp.	2.29
Microsoft Corp.	2.18
Johnson & Johnson	1.72
General Electric Co.	1.47
Berkshire Hathaway Inc. Class B	1.44
Wells Fargo & Co.	1.41
Procter & Gamble Co. (The)	1.30
Chevron Corp.	1.29
J.P. Morgan Chase & Co.	1.29

TOTAL	17.83%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® CORE S&P MID-CAP ETF

Performance as of September 30, 2014

The iShares Core S&P Mid-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities, as represented by the S&P MidCap 400® (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2014, the total return for the Fund was 0.09%, net of fees, while the total return for the Index was 0.17%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	11.67%	11.65%	11.82%	11.67%	11.65%	11.82%
5 Years	16.21%	16.22%	16.37%	111.91%	112.08%	113.38%
10 Years	10.16%	10.16%	10.29%	163.21%	163.20%	166.30%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period [a]	Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,000.90	$0.70	$1,000.00	$1,024.40	$0.71	0.14%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

PORTFOLIO ALLOCATION As of 9/30/14

Sector	Percentage of Total Investments*

Financials	22.20%
Information Technology	17.21
Industrials	16.10
Consumer Discretionary	13.70
Health Care	9.69
Materials	7.50
Energy	5.26
Utilities	4.66
Consumer Staples	3.15
Telecommunication Services	0.53

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/14

Security	Percentage of Total Investments*

Equinix Inc.	0.74%
Skyworks Solutions Inc.	0.72
Hanesbrands Inc.	0.70
Endo International PLC	0.68
Salix Pharmaceuticals Ltd.	0.65
Henry Schein Inc.	0.64
Advance Auto Parts Inc.	0.62
Church & Dwight Co. Inc.	0.61
Signet Jewelers Ltd.	0.59
Polaris Industries Inc.	0.59

TOTAL	6.54%

*	Excludes money market funds.

6	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® CORE S&P SMALL-CAP ETF

Performance as of September 30, 2014

The iShares Core S&P Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities, as represented by the S&P SmallCap 600® (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2014, the total return for the Fund was -4.83%, net of fees, while the total return for the Index was -4.80%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	5.70%	5.72%	5.74%	5.70%	5.72%	5.74%
5 Years	16.17%	16.20%	16.24%	111.55%	111.81%	112.26%
10 Years	9.24%	9.26%	9.33%	141.90%	142.41%	144.09%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period [a]	Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$951.70	$0.68	$1,000.00	$1,024.40	$0.71	0.14%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

PORTFOLIO ALLOCATION As of 9/30/14

Sector	Percentage of Total Investments*

Financials	22.53%
Information Technology	17.30
Industrials	15.85
Consumer Discretionary	14.15
Health Care	10.91
Materials	6.31
Energy	4.92
Consumer Staples	4.00
Utilities	3.42
Telecommunication Services	0.61

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/14

Security	Percentage of Total Investments*

Teledyne Technologies Inc.	0.55%
PAREXEL International Corp.	0.54
TreeHouse Foods Inc.	0.53
US Silica Holdings Inc.	0.53
TriQuint Semiconductor Inc.	0.52
Toro Co. (The)	0.51
Curtiss-Wright Corp.	0.50
West Pharmaceutical Services Inc.	0.49
Tanger Factory Outlet Centers Inc.	0.49
Stifel Financial Corp.	0.48

TOTAL	5.14%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

Performance as of September 30, 2014

The iShares Core S&P Total U.S. Stock Market ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of U.S. equities, as represented by the S&P Composite 1500® (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2014, the total return for the Fund was 5.46%, net of fees, while the total return for the Index was 5.50%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	18.47%	18.46%	18.57%	18.47%	18.46%	18.57%
5 Years	15.61%	15.65%	15.78%	106.49%	106.84%	108.08%
10 Years	8.17%	8.17%	8.34%	119.36%	119.30%	122.76%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period [a]	Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,054.60	$0.36	$1,000.00	$1,024.70	$0.36	0.07%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

PORTFOLIO ALLOCATION As of 9/30/14

Sector	Percentage of Total Investments*

Information Technology	19.38%
Financials	16.96
Health Care	13.47
Consumer Discretionary	11.94
Industrials	10.95
Energy	9.20
Consumer Staples	8.87
Materials	3.86
Utilities	3.14
Telecommunication Services	2.23

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/14

Security	Percentage of Total Investments*

Apple Inc.	3.06%
Exxon Mobil Corp.	2.04
Microsoft Corp.	1.94
Johnson & Johnson	1.53
General Electric Co.	1.31
Berkshire Hathaway Inc. Class B	1.28
Wells Fargo & Co.	1.25
Procter & Gamble Co. (The)	1.15
J.P. Morgan Chase & Co.	1.15
Chevron Corp.	1.15

TOTAL	15.86%

*	Excludes money market funds.

8	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on April 1, 2014 and held through September 30, 2014, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	9

Summary Schedule of Investments  (Unaudited)

iSHARES® CORE S&P 500 ETF

September 30, 2014

Security	Shares	Value	% of Net Assets

COMMON STOCKS

AEROSPACE & DEFENSE
Boeing Co. (The)	2,332,277	$297,085,445	0.49%
United Technologies Corp.	2,960,803	312,660,797	0.51
Other securities[a]		996,749,463	1.63

		1,606,495,705	2.63
AIR FREIGHT & LOGISTICS
Other securities[a]		451,218,022	0.74

		451,218,022	0.74
AIRLINES
Other securities[a]		186,588,448	0.31

		186,588,448	0.31
AUTO COMPONENTS
Other securities[a]		229,473,154	0.38

		229,473,154	0.38
AUTOMOBILES
Other securities[a]		393,517,681	0.64

		393,517,681	0.64
BEVERAGES
Coca-Cola Co. (The)	13,737,028	586,021,615	0.96
PepsiCo Inc.	5,243,763	488,141,898	0.80
Other securities[a]		266,077,104	0.43

		1,340,240,617	2.19
BIOTECHNOLOGY
Amgen Inc.	2,643,517	371,308,398	0.61
Biogen Idec Inc.[b,c]	821,822	271,866,936	0.45
Celgene Corp.[b]	2,782,419	263,717,673	0.43
Gilead Sciences Inc.[b,c]	5,260,740	560,005,773	0.92
Other securities[a]		299,796,300	0.48

		1,766,695,080	2.89
BUILDING PRODUCTS
Other securities[a]		45,614,923	0.07

		45,614,923	0.07
CAPITAL MARKETS
BlackRock Inc.[d]	439,038	144,144,956	0.24
Other securities[a]		1,242,900,365	2.03

		1,387,045,321	2.27
CHEMICALS
Other securities[a]		1,558,220,484	2.55

		1,558,220,484	2.55

Security	Shares	Value	% of Net Assets

COMMERCIAL BANKS
Bank of America Corp.	36,596,014	$623,962,039	1.02%
Citigroup Inc.	10,550,819	546,743,440	0.89
J.P. Morgan Chase & Co.	13,089,503	788,511,661	1.29
PNC Financial Services Group Inc. (The)[d]	1,881,289	161,000,712	0.26
Wells Fargo & Co.	16,532,278	857,529,260	1.40
Other securities[a]		708,922,790	1.17

		3,686,669,902	6.03
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		291,715,758	0.48

		291,715,758	0.48
COMMUNICATIONS EQUIPMENT
Cisco Systems Inc.	17,745,720	446,659,773	0.73
QUALCOMM Inc.	5,832,729	436,113,147	0.71
Other securities[a]		134,424,379	0.23

		1,017,197,299	1.67
COMPUTERS & PERIPHERALS
Apple Inc.	20,838,025	2,099,431,019	3.44
Other securities[a]		700,784,346	1.14

		2,800,215,365	4.58
CONSTRUCTION & ENGINEERING
Other securities[a]		86,600,980	0.14

		86,600,980	0.14
CONSTRUCTION MATERIALS
Other securities[a]		55,035,124	0.09

		55,035,124	0.09
CONSUMER FINANCE
American Express Co.	3,132,288	274,200,491	0.45
Other securities[a]		288,768,968	0.47

		562,969,459	0.92
CONTAINERS & PACKAGING
Other securities[a]		123,146,293	0.20

		123,146,293	0.20
DISTRIBUTORS
Other securities[a]		46,737,238	0.08

		46,737,238	0.08
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		29,658,615	0.05

		29,658,615	0.05

10	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

September 30, 2014

Security	Shares	Value	% of Net Assets

DIVERSIFIED FINANCIAL SERVICES
Berkshire Hathaway Inc. Class Bb	6,344,234	$876,392,485	1.43%
Other securities[a]		349,361,880	0.58

		1,225,754,365	2.01
DIVERSIFIED TELECOMMUNICATION SERVICES
AT&T Inc.	18,047,675	636,000,067	1.04
Verizon Communications Inc.	14,425,692	721,140,343	1.18
Other securities[a]		126,475,902	0.21

		1,483,616,312	2.43
ELECTRIC UTILITIES
Other securities[a]		1,036,788,709	1.70

		1,036,788,709	1.70
ELECTRICAL EQUIPMENT
Other securities[a]		352,635,985	0.58

		352,635,985	0.58
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		249,702,950	0.41

		249,702,950	0.41
ENERGY EQUIPMENT & SERVICES
Schlumberger Ltd.	4,511,722	458,797,010	0.75
Other securities[a]		653,684,991	1.07

		1,112,482,001	1.82
FOOD & STAPLES RETAILING
CVS Health Corp.	4,030,426	320,781,605	0.53
Wal-Mart Stores Inc.	5,495,191	420,217,256	0.69
Other securities[a]		614,142,643	1.00

		1,355,141,504	2.22
FOOD PRODUCTS
Other securities[a]		971,859,345	1.59

		971,859,345	1.59
GAS UTILITIES
Other securities[a]		21,356,003	0.03

		21,356,003	0.03
HEALTH CARE EQUIPMENT & SUPPLIES
Other securities[a]		1,249,119,845	2.04

		1,249,119,845	2.04
HEALTH CARE PROVIDERS & SERVICES
UnitedHealth Group Inc.	3,381,385	291,644,456	0.48
Other securities[a]		1,022,835,916	1.67

		1,314,480,372	2.15

Security	Shares	Value	% of Net Assets

HEALTH CARE TECHNOLOGY
Other securities[a]		$62,934,454	0.10%

		62,934,454	0.10
HOTELS, RESTAURANTS & LEISURE
McDonald’s Corp.	3,417,237	323,988,240	0.53
Other securities[a]		662,470,614	1.08

		986,458,854	1.61
HOUSEHOLD DURABLES
Other securities[a]		231,915,514	0.38

		231,915,514	0.38
HOUSEHOLD PRODUCTS
Procter & Gamble Co. (The)	9,422,809	789,066,025	1.29
Other securities[a]		377,912,703	0.62

		1,166,978,728	1.91
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
Other securities[a]		68,644,065	0.11

		68,644,065	0.11
INDUSTRIAL CONGLOMERATES
3M Co.	2,255,014	319,490,383	0.52
General Electric Co.	34,918,595	894,614,404	1.46
Other securities[a]		212,129,670	0.35

		1,426,234,457	2.33
INSURANCE
American International Group Inc.	4,965,763	268,250,517	0.44
Other securities[a]		1,428,836,244	2.34

		1,697,086,761	2.78
INTERNET & CATALOG RETAIL
Amazon.com Inc.[b]	1,318,500	425,137,140	0.70
Other securities[a]		371,431,315	0.60

		796,568,455	1.30
INTERNET SOFTWARE & SERVICES
Facebook Inc. Class Ab	6,786,297	536,388,915	0.88
Google Inc. Class Ab	988,680	581,749,199	0.95
Google Inc. Class Cb	988,599	570,777,519	0.93
Other securities[a]		412,492,783	0.68

		2,101,408,416	3.44
IT SERVICES
International Business Machines Corp.	3,228,677	612,899,755	1.00

SUMMARY SCHEDULES OF INVESTMENTS	11

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

September 30, 2014

Security	Shares	Value	% of Net Assets

Visa Inc. Class A	1,713,196	$365,544,630	0.60%
Other securities[a]		1,026,755,238	1.68

		2,005,199,623	3.28
LEISURE EQUIPMENT & PRODUCTS
Other securities[a]		58,035,168	0.10

		58,035,168	0.10
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		281,166,102	0.46

		281,166,102	0.46
MACHINERY
Other securities[a]		955,446,475	1.56

		955,446,475	1.56
MEDIA
Comcast Corp. Class A	9,006,829	484,387,264	0.79
Walt Disney Co. (The)	5,495,834	489,294,101	0.80
Other securities[a]		1,165,969,605	1.91

		2,139,650,970	3.50
METALS & MINING
Other securities[a]		298,216,317	0.49

		298,216,317	0.49
MULTI-UTILITIES
Other securities[a]		701,739,217	1.15

		701,739,217	1.15
MULTILINE RETAIL
Other securities[a]		417,486,609	0.68

		417,486,609	0.68
OIL, GAS & CONSUMABLE FUELS
Chevron Corp.	6,608,407	788,515,123	1.29
ConocoPhillips	4,279,043	327,432,370	0.54
Exxon Mobil Corp.	14,841,331	1,395,827,180	2.28
Other securities[a]		2,288,225,385	3.75

		4,800,000,058	7.86
PAPER & FOREST PRODUCTS
Other securities[a]		70,952,954	0.12

		70,952,954	0.12
PERSONAL PRODUCTS
Other securities[a]		77,606,542	0.13

		77,606,542	0.13

Security	Shares	Value	% of Net Assets

PHARMACEUTICALS
AbbVie Inc.	5,539,310	$319,950,546	0.52%
Bristol-Myers Squibb Co.	5,769,725	295,294,525	0.48
Johnson & Johnson	9,814,752	1,046,154,416	1.71
Merck & Co. Inc.	10,038,746	595,096,863	0.97
Pfizer Inc.	22,066,666	652,511,314	1.07
Other securities[a]		887,770,800	1.47

		3,796,778,464	6.22
PROFESSIONAL SERVICES
Other securities[a]		116,904,819	0.19

		116,904,819	0.19
REAL ESTATE INVESTMENT TRUSTS (REITS)
Other securities[a]		1,319,815,756	2.16

		1,319,815,756	2.16
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		28,834,744	0.05

		28,834,744	0.05
ROAD & RAIL
Union Pacific Corp.	3,123,157	338,612,682	0.55
Other securities[a]		294,871,544	0.49

		633,484,226	1.04
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Intel Corp.	17,229,875	599,944,247	0.98
Other securities[a]		888,056,473	1.46

		1,488,000,720	2.44
SOFTWARE
Microsoft Corp.	28,675,068	1,329,376,152	2.18
Oracle Corp.	11,317,516	433,234,512	0.71
Other securities[a]		563,341,821	0.92

		2,325,952,485	3.81
SPECIALTY RETAIL
Home Depot Inc. (The)	4,683,944	429,705,023	0.70
Other securities[a]		865,838,847	1.42

		1,295,543,870	2.12
TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		507,332,807	0.83

		507,332,807	0.83
THRIFTS & MORTGAGE FINANCE
Other securities[a]		31,973,316	0.05

		31,973,316	0.05

12	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

September 30, 2014

Security	Shares	Value	% of Net Assets

TOBACCO
Altria Group Inc.	6,902,658	$317,108,109	0.52%
Philip Morris International Inc.	5,436,361	453,392,507	0.74
Other securities[a]		138,346,522	0.23

		908,847,138	1.49
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		133,036,832	0.22

		133,036,832	0.22

TOTAL COMMON STOCKS
(Cost: $53,652,822,750)		60,968,227,775	99.80

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[d,e,f]	384,411,219	384,411,219	0.63
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[d,e,f]	23,833,784	23,833,784	0.04
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	48,952,355	48,952,355	0.08

		457,197,358	0.75

TOTAL SHORT-TERM INVESTMENTS
(Cost: $457,197,358)		457,197,358	0.75

TOTAL INVESTMENTS IN SECURITIES
(Cost: $54,110,020,108)		61,425,425,133	100.55

Security	Value	% of Net Assets

SHORT POSITIONS[g]

COMMON STOCKS
Other securities[a]	$(17,073,485)	(0.03	) %

TOTAL SHORT POSITIONS
(Proceeds: $17,073,485)	(17,073,485)	(0.03)
Other Assets, Less Liabilities	(319,174,817)	(0.52)

NET ASSETS	$61,089,176,831	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2014. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	See Note 1.

Financial futures contracts purchased as of September 30, 2014 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
1,345	E-mini S&P 500 (Dec. 2014)	Chicago Mercantile	$132,179,875	$(877,739)

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	13

Summary Schedule of Investments (Unaudited)

iSHARES® CORE S&P MID-CAP ETF

September 30, 2014

Security	Shares	Value	% of Net Assets

COMMON STOCKS

AEROSPACE & DEFENSE
B/E Aerospace Inc.[a]	1,596,432	$134,004,502	0.57%
Other securities[b]		290,879,616	1.25

		424,884,118	1.82
AIRLINES
Other securities[b]		128,678,904	0.55

		128,678,904	0.55
AUTO COMPONENTS
Other securities[b]		59,440,510	0.25

		59,440,510	0.25
AUTOMOBILES
Other securities[b]		36,276,034	0.16

		36,276,034	0.16
BIOTECHNOLOGY
Other securities[b]		168,693,958	0.72

		168,693,958	0.72
BUILDING PRODUCTS
Fortune Brands Home & Security Inc.	2,405,386	98,885,419	0.42
Other securities[b]		106,582,257	0.46

		205,467,676	0.88
CAPITAL MARKETS
Raymond James Financial Inc.	1,909,809	102,327,566	0.44
Other securities[b]		281,466,428	1.21

		383,793,994	1.65
CHEMICALS
Ashland Inc.	1,088,369	113,299,213	0.49
RPM International Inc.	2,026,387	92,767,997	0.40
Other securities[b]		534,498,245	2.28

		740,565,455	3.17
COMMERCIAL BANKS
Other securities[b]		1,110,497,494	4.76

		1,110,497,494	4.76
COMMERCIAL SERVICES & SUPPLIES
Other securities[b]		405,465,463	1.74

		405,465,463	1.74

Security	Shares	Value	% of Net Assets

COMMUNICATIONS EQUIPMENT
Other securities[b]		$272,502,626	1.17%

		272,502,626	1.17
COMPUTERS & PERIPHERALS
Other securities[b]		232,760,196	1.00

		232,760,196	1.00
CONSTRUCTION & ENGINEERING
Other securities[b]		167,412,727	0.72

		167,412,727	0.72
CONSTRUCTION MATERIALS
Other securities[b]		77,547,720	0.33

		77,547,720	0.33
CONSUMER FINANCE
Other securities[b]		54,916,380	0.24

		54,916,380	0.24
CONTAINERS & PACKAGING
Packaging Corp. of America	1,493,312	95,303,172	0.41
Rock-Tenn Co. Class A	2,173,300	103,405,614	0.44
Other securities[b]		174,524,750	0.75

		373,233,536	1.60
DISTRIBUTORS
LKQ Corp.[a]	4,582,201	121,840,725	0.52

		121,840,725	0.52
DIVERSIFIED CONSUMER SERVICES
Other securities[b]		222,694,530	0.95

		222,694,530	0.95
DIVERSIFIED FINANCIAL SERVICES
Other securities[b]		152,367,390	0.65

		152,367,390	0.65
DIVERSIFIED TELECOMMUNICATION SERVICES
Other securities[b]		87,192,632	0.37

		87,192,632	0.37
ELECTRIC UTILITIES
OGE Energy Corp.	3,024,118	112,225,019	0.48
Other securities[b]		280,597,551	1.20

		392,822,570	1.68
ELECTRICAL EQUIPMENT
Hubbell Inc. Class B	824,863	99,420,737	0.43

14	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P MID-CAP ETF

September 30, 2014

Security	Shares	Value	% of Net Assets

Other securities[b]		$121,374,307	0.52%

		220,795,044	0.95
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Trimble Navigation Ltd.[a,c]	3,945,444	120,336,042	0.52
Other securities[b]		598,299,518	2.56

		718,635,560	3.08
ENERGY EQUIPMENT & SERVICES
Dresser-Rand Group Inc.[a]	1,163,041	95,671,753	0.41
Oceaneering International Inc.	1,639,480	106,844,912	0.46
Other securities[b]		452,466,895	1.94

		654,983,560	2.81
FOOD & STAPLES RETAILING
Other securities[b]		74,496,891	0.32

		74,496,891	0.32
FOOD PRODUCTS
WhiteWave Foods Co. (The) Class Aa	2,642,596	96,005,513	0.41
Other securities[b]		290,804,129	1.25

		386,809,642	1.66
GAS UTILITIES
Other securities[b]		370,872,781	1.59

		370,872,781	1.59
HEALTH CARE EQUIPMENT & SUPPLIES
Cooper Companies Inc. (The)	733,282	114,208,672	0.49
ResMed Inc.[c]	2,127,579	104,825,817	0.45
Other securities[b]		474,053,724	2.03

		693,088,213	2.97
HEALTH CARE PROVIDERS & SERVICES
Community Health Systems Inc.[a]	1,749,431	95,851,324	0.41
Henry Schein Inc.[a,c]	1,285,838	149,761,552	0.64
Omnicare Inc.	1,485,186	92,467,680	0.40
Other securities[b]		378,314,502	1.62

		716,395,058	3.07
HEALTH CARE TECHNOLOGY
Other securities[b]		59,732,397	0.26%

		59,732,397	0.26

Security	Shares	Value	% of Net Assets

HOTELS, RESTAURANTS & LEISURE
Other securities[b]		$396,092,983	1.70

		396,092,983	1.70
HOUSEHOLD DURABLES
Jarden Corp.[a]	1,809,668	108,779,143	0.47
Other securities[b]		285,801,142	1.22

		394,580,285	1.69
HOUSEHOLD PRODUCTS
Church & Dwight Co. Inc.	2,025,730	142,125,217	0.61
Energizer Holdings Inc.	937,580	115,519,232	0.49

		257,644,449	1.10
INDUSTRIAL CONGLOMERATES
Other securities[b]		78,215,608	0.34

		78,215,608	0.34
INSURANCE
Alleghany Corp.[a,c]	248,528	103,921,983	0.45
Arthur J. Gallagher & Co.	2,415,119	109,549,798	0.47
Everest Re Group Ltd.[c]	690,274	111,831,291	0.48
Other securities[b]		809,512,837	3.46

		1,134,815,909	4.86
INTERNET & CATALOG RETAIL
Other securities[b]		30,420,495	0.13

		30,420,495	0.13
INTERNET SOFTWARE & SERVICES
Equinix Inc.[a,c]	806,452	171,354,921	0.73
Other securities[b]		143,853,287	0.62

		315,208,208	1.35
IT SERVICES
Gartner Inc.[a,c]	1,349,386	99,139,389	0.43
Other securities[b]		543,304,760	2.32

		642,444,149	2.75
LEISURE EQUIPMENT & PRODUCTS
Polaris Industries Inc.	919,738	137,767,555	0.59
Other securities[b]		59,365,062	0.26

		197,132,617	0.85

SUMMARY SCHEDULES OF INVESTMENTS	15

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P MID-CAP ETF

September 30, 2014

Security	Shares	Value	% of Net Assets

LIFE SCIENCES TOOLS & SERVICES
Mettler-Toledo International Inc.[a,c]	438,512	$112,316,078	0.48%
Other securities[b]		197,737,722	0.85

		310,053,800	1.33
MACHINERY
Trinity Industries Inc.[c]	2,365,661	110,523,682	0.47
Wabtec Corp.	1,462,033	118,483,154	0.51
Other securities[b]		996,673,100	4.27

		1,225,679,936	5.25
MARINE
Kirby Corp.[a]	866,053	102,064,346	0.44

		102,064,346	0.44
MEDIA
Other securities[b]		373,953,995	1.60

		373,953,995	1.60
METALS & MINING
Other securities[b]		491,089,839	2.11

		491,089,839	2.11
MULTI-UTILITIES
Alliant Energy Corp.	1,683,773	93,297,862	0.40
Other securities[b]		164,704,569	0.71

		258,002,431	1.11
MULTILINE RETAIL
Other securities[b]		83,058,076	0.36

		83,058,076	0.36
OIL, GAS & CONSUMABLE FUELS
HollyFrontier Corp.	3,008,718	131,420,802	0.56
Other securities[b]		439,925,982	1.89

		571,346,784	2.45
PAPER & FOREST PRODUCTS
Other securities[b]		63,922,404	0.27

		63,922,404	0.27
PHARMACEUTICALS
Endo International PLC[a]	2,327,294	159,047,272	0.68
Salix Pharmaceuticals Ltd.[a,c]	966,117	150,946,120	0.65

		309,993,392	1.33

Security	Shares	Value	% of Net Assets

PROFESSIONAL SERVICES
Towers Watson & Co. Class A	1,066,408	$106,107,596	0.45%
Other securities[b]		137,568,208	0.59

		243,675,804	1.04
REAL ESTATE INVESTMENT TRUSTS (REITS)
Federal Realty Investment Trust[c]	1,026,213	121,565,192	0.52
Realty Income Corp.[c]	3,374,391	137,641,409	0.59
SL Green Realty Corp.[c]	1,341,900	135,961,308	0.58
UDR Inc.[c]	3,820,485	104,108,216	0.45
Other securities[b]		1,571,564,852	6.74

		2,070,840,977	8.88
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[b]		110,790,912	0.48

		110,790,912	0.48
ROAD & RAIL
J.B. Hunt Transport Services Inc.	1,397,899	103,514,421	0.44
Other securities[b]		254,709,890	1.10

		358,224,311	1.54
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Skyworks Solutions Inc.	2,873,319	166,796,168	0.72
Other securities[b]		548,593,829	2.35

		715,389,997	3.07
SOFTWARE
ANSYS Inc.[a,c]	1,396,711	105,689,121	0.45
Synopsys Inc.[a]	2,367,989	93,997,323	0.40
Other securities[b]		912,918,994	3.92

		1,112,605,438	4.77
SPECIALTY RETAIL
Advance Auto Parts Inc.	1,105,949	144,105,155	0.62
Foot Locker Inc.	2,181,689	121,410,993	0.52
Signet Jewelers Ltd.	1,215,587	138,467,515	0.59
Other securities[b]		545,377,374	2.34

		949,361,037	4.07
TEXTILES, APPAREL & LUXURY GOODS
Hanesbrands Inc.	1,510,348	162,271,789	0.70

16	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P MID-CAP ETF

September 30, 2014

Security	Shares	Value	% of Net Assets

Other securities[b]		$164,186,170	0.70%

		326,457,959	1.40
THRIFTS & MORTGAGE FINANCE
New York Community Bancorp Inc.[c]	6,719,046	106,631,260	0.46
Other securities[b]		47,432,969	0.20

		154,064,229	0.66
TOBACCO
Other securities[b]		15,595,050	0.07

		15,595,050	0.07
TRADING COMPANIES & DISTRIBUTORS
Other securities[b]		191,705,880	0.82

		191,705,880	0.82
WATER UTILITIES
Other securities[b]		63,248,452	0.27

		63,248,452	0.27
WIRELESS TELECOMMUNICATION SERVICES
Other securities[b]		35,997,600	0.15

		35,997,600	0.15

TOTAL COMMON STOCKS
(Cost: $21,649,351,940)		23,298,541,136	99.88

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[d,e,f]	1,761,778,958	1,761,778,958	7.55
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[d,e,f]	109,231,619	109,231,619	0.47
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	12,730,988	12,730,988	0.06

		1,883,741,565	8.08

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,883,741,565)		1,883,741,565	8.08

	Value	% of Net Assets

TOTAL INVESTMENTS IN SECURITIES
(Cost: $23,533,093,505)	$25,182,282,701	107.96%
Other Assets, Less Liabilities	(1,855,649,320)	(7.96)

NET ASSETS	$23,326,633,381	100.00%

[a]	Non-income earning security.
[b]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2014. Other securities may include securities on loan and non-income earning securities.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Financial futures contracts purchased as of September 30, 2014 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
193	E-mini S&P MidCap 400 (Dec. 2014)	Chicago Mercantile	$26,352,220	$(702,252)

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	17

Summary Schedule of Investments (Unaudited)

iSHARES® CORE S&P SMALL-CAP ETF

September 30, 2014

Security	Shares	Value	% of Net Assets

COMMON STOCKS

AEROSPACE & DEFENSE
Curtiss-Wright Corp.	955,601	$62,993,218	0.50%
Moog Inc. Class Aa,b	854,090	58,419,756	0.46
Teledyne Technologies Inc.[a,b]	744,293	69,970,985	0.55
Other securities[c]		144,051,797	1.13

		335,435,756	2.64
AIR FREIGHT & LOGISTICS
Other securities[c]		91,363,356	0.72

		91,363,356	0.72
AIRLINES
Other securities[c]		42,156,334	0.33

		42,156,334	0.33
AUTO COMPONENTS
Other securities[c]		66,878,863	0.53

		66,878,863	0.53
AUTOMOBILES
Other securities[c]		11,667,218	0.09

		11,667,218	0.09
BEVERAGES
Other securities[c]		39,076,773	0.31

		39,076,773	0.31
BIOTECHNOLOGY
Other securities[c]		90,046,384	0.71

		90,046,384	0.71
BUILDING PRODUCTS
Other securities[c]		127,402,478	1.00

		127,402,478	1.00
CAPITAL MARKETS
Stifel Financial Corp.[a,b]	1,302,918	61,093,825	0.48
Other securities[c]		184,884,425	1.45

		245,978,250	1.93
CHEMICALS
Other securities[c]		306,987,521	2.41

		306,987,521	2.41
COMMERCIAL BANKS
Texas Capital Bancshares Inc.[a,b]	854,615	49,294,193	0.39
Other securities[c]		903,655,711	7.10

		952,949,904	7.49

Security	Shares	Value	% of Net Assets

COMMERCIAL SERVICES & SUPPLIES
Other securities[c]		$285,493,364	2.25%

		285,493,364	2.25
COMMUNICATIONS EQUIPMENT
ViaSat Inc.[a,b]	851,882	46,955,736	0.37
Other securities[c]		94,034,470	0.74

		140,990,206	1.11
COMPUTERS & PERIPHERALS
Other securities[c]		76,592,184	0.60

		76,592,184	0.60
CONSTRUCTION & ENGINEERING
EMCOR Group Inc.	1,328,969	53,105,601	0.42
Other securities[c]		52,887,244	0.41

		105,992,845	0.83
CONSTRUCTION MATERIALS
Other securities[c]		18,284,336	0.14

		18,284,336	0.14
CONSUMER FINANCE
Portfolio Recovery Associates Inc.[a,b]	992,763	51,852,012	0.41
Other securities[c]		112,642,768	0.88

		164,494,780	1.29
CONTAINERS & PACKAGING
Other securities[c]		8,836,952	0.07

		8,836,952	0.07
DISTRIBUTORS
Pool Corp.	873,283	47,087,420	0.37
Other securities[c]		3,660,861	0.03

		50,748,281	0.40
DIVERSIFIED CONSUMER SERVICES
Other securities[c]		85,802,119	0.67

		85,802,119	0.67
DIVERSIFIED FINANCIAL SERVICES
MarketAxess Holdings Inc.	743,437	45,989,013	0.36
Other securities[c]		28,257,846	0.22

		74,246,859	0.58
DIVERSIFIED TELECOMMUNICATION SERVICES
Other securities[c]		73,360,074	0.58

		73,360,074	0.58

18	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

September 30, 2014

Security	Shares	Value	% of Net Assets

ELECTRIC UTILITIES
Other securities[c]		$103,583,570	0.81%

		103,583,570	0.81
ELECTRICAL EQUIPMENT
EnerSys	922,524	54,096,807	0.43
Other securities[c]		87,435,827	0.68

		141,532,634	1.11
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Anixter International Inc.	539,233	45,748,528	0.36
Other securities[c]		493,338,740	3.88

		539,087,268	4.24
ENERGY EQUIPMENT & SERVICES
Bristow Group Inc.	704,987	47,375,126	0.37
Exterran Holdings Inc.	1,328,858	58,881,698	0.46
Other securities[c]		230,195,277	1.82

		336,452,101	2.65
FOOD & STAPLES RETAILING
Casey’s General Stores Inc.	751,035	53,849,210	0.42
Other securities[c]		47,541,915	0.38

		101,391,125	0.80
FOOD PRODUCTS
Darling Ingredients Inc.[a,b]	3,265,000	59,814,800	0.47
TreeHouse Foods Inc.[a,b]	834,250	67,157,125	0.53
Other securities[c]		194,076,234	1.52

		321,048,159	2.52
GAS UTILITIES
New Jersey Resources Corp.	836,618	42,257,575	0.33
Piedmont Natural Gas Co.	1,553,113	52,075,879	0.41
Southwest Gas Corp.	921,938	44,787,748	0.35
Other securities[c]		97,688,693	0.77

		236,809,895	1.86
HEALTH CARE EQUIPMENT & SUPPLIES
West Pharmaceutical Services Inc.	1,401,351	62,724,471	0.49

Security	Shares	Value	% of Net Assets

Other securities[c]		$394,529,242	3.11%

		457,253,713	3.60
HEALTH CARE PROVIDERS & SERVICES
Other securities[c]		396,072,238	3.12

		396,072,238	3.12
HEALTH CARE TECHNOLOGY
Medidata Solutions Inc.[a,b]	1,073,105	47,527,820	0.37
Other securities[c]		78,103,248	0.62

		125,631,068	0.99
HOTELS, RESTAURANTS & LEISURE
Buffalo Wild Wings Inc.[a,b]	375,101	50,364,811	0.40
Cracker Barrel Old Country Store Inc.	472,224	48,728,794	0.38
Jack in the Box Inc.	773,774	52,763,649	0.41
Other securities[c]		327,444,314	2.58

		479,301,568	3.77
HOUSEHOLD DURABLES
Other securities[c]		182,630,659	1.44

		182,630,659	1.44
HOUSEHOLD PRODUCTS
Other securities[c]		25,757,938	0.20

		25,757,938	0.20
INSURANCE
ProAssurance Corp.	1,156,447	50,964,619	0.40
Other securities[c]		199,717,667	1.57

		250,682,286	1.97
INTERNET & CATALOG RETAIL
Other securities[c]		33,904,994	0.27

		33,904,994	0.27
INTERNET SOFTWARE & SERVICES
j2 Global Inc.[b]	899,747	44,411,512	0.35
Other securities[c]		189,986,360	1.49

		234,397,872	1.84
IT SERVICES
MAXIMUS Inc.	1,328,221	53,301,509	0.42
Other securities[c]		226,768,139	1.78

		280,069,648	2.20

SUMMARY SCHEDULES OF INVESTMENTS	19

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

September 30, 2014

Security	Shares	Value	% of Net Assets

LEISURE EQUIPMENT & PRODUCTS
Other securities[c]		$38,962,814	0.31%

		38,962,814	0.31
LIFE SCIENCES TOOLS & SERVICES
PAREXEL International Corp.[a,b]	1,085,444	68,480,662	0.54
Other securities[c]		48,017,491	0.38

		116,498,153	0.92
MACHINERY
Toro Co. (The)	1,103,957	65,387,373	0.51
Other securities[c]		411,255,164	3.24

		476,642,537	3.75
MARINE
Other securities[c]		21,361,228	0.17

		21,361,228	0.17
MEDIA
Other securities[c]		35,737,984	0.28

		35,737,984	0.28
METALS & MINING
US Silica Holdings Inc.	1,067,830	66,750,053	0.52
Other securities[c]		216,416,427	1.71

		283,166,480	2.23
MULTI-UTILITIES
Other securities[c]		71,231,853	0.56

		71,231,853	0.56
MULTILINE RETAIL
Other securities[c]		26,546,107	0.21

		26,546,107	0.21
OIL, GAS & CONSUMABLE FUELS
Carrizo Oil & Gas Inc.[a,b]	840,895	45,256,969	0.36
Other securities[c]		243,739,908	1.91

		288,996,877	2.27
PAPER & FOREST PRODUCTS
KapStone Paper and Packaging Corp.[a]	1,673,213	46,799,768	0.37
Other securities[c]		138,178,330	1.08

		184,978,098	1.45
PERSONAL PRODUCTS
Other securities[c]		17,141,476	0.14

		17,141,476	0.14

Security	Shares	Value	% of Net Assets

PHARMACEUTICALS
Akorn Inc.[a,b]	1,424,432	$51,664,149	0.41%
Other securities[c]		148,798,173	1.17

		200,462,322	1.58
PROFESSIONAL SERVICES
Other securities[c]		176,493,292	1.39

		176,493,292	1.39
REAL ESTATE INVESTMENT TRUSTS (REITS)
Cousins Properties Inc.[b]	4,076,206	48,710,662	0.38
DiamondRock Hospitality Co.[b]	3,879,601	49,193,341	0.39
EPR Properties[b]	1,124,679	56,998,732	0.45
GEO Group Inc. (The)	1,440,141	55,042,189	0.43
Healthcare Realty Trust Inc.[b]	1,933,203	45,778,247	0.36
Post Properties Inc.[b]	1,078,648	55,377,788	0.44
Sovran Self Storage Inc.[b]	659,743	49,058,489	0.39
Tanger Factory Outlet Centers Inc.	1,901,297	62,210,438	0.49
Other securities[c]		632,169,597	4.96

		1,054,539,483	8.29
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[c]		12,256,339	0.10

		12,256,339	0.10
ROAD & RAIL
Other securities[c]		122,564,711	0.96

		122,564,711	0.96
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Microsemi Corp.[a,b]	1,890,932	48,048,582	0.38
Synaptics Inc.[a,b]	728,515	53,327,298	0.42
TriQuint Semiconductor Inc.[a]	3,467,646	66,128,009	0.52
Other securities[c]		367,854,064	2.89

		535,357,953	4.21
SOFTWARE
Manhattan Associates Inc.[a]	1,488,677	49,751,585	0.39
Tyler Technologies Inc.[a,b]	651,312	57,575,981	0.45

20	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

September 30, 2014

Security	Shares	Value	% of Net Assets

Other securities[c]		$284,934,639	2.24%

		392,262,205	3.08
SPECIALTY RETAIL
Men’s Wearhouse Inc. (The)	904,820	42,725,600	0.34
Other securities[c]		487,039,986	3.83

		529,765,586	4.17
TEXTILES, APPAREL & LUXURY GOODS
SKECHERS U.S.A. Inc. Class Aa,b	803,519	42,835,598	0.34
Wolverine World Wide Inc.[b]	2,011,683	50,412,776	0.40
Other securities[c]		162,295,097	1.27

		255,543,471	2.01
THRIFTS & MORTGAGE FINANCE
Other securities[c]		107,368,213	0.84

		107,368,213	0.84
TOBACCO
Other securities[c]		3,229,494	0.03

		3,229,494	0.03
TRADING COMPANIES & DISTRIBUTORS
Other securities[c]		88,137,179	0.69

		88,137,179	0.69
WATER UTILITIES
Other securities[c]		23,377,587	0.18

		23,377,587	0.18
WIRELESS TELECOMMUNICATION SERVICES
Other securities[c]		3,579,700	0.03

		3,579,700	0.03

TOTAL COMMON STOCKS
(Cost: $11,313,731,884)		12,706,592,715	99.92

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[d,e,f]	1,346,879,516	1,346,879,516	10.59
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[d,e,f]	83,507,542	83,507,542	0.66

Security	Shares	Value	% of Net Assets

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	8,809,996	$8,809,996	0.07%

		1,439,197,054	11.32

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,439,197,054)		1,439,197,054	11.32

TOTAL INVESTMENTS IN SECURITIES
(Cost: $12,752,928,938)		14,145,789,769	111.24
Other Assets, Less Liabilities		(1,429,397,130)	(11.24)

NET ASSETS		$12,716,392,639	100.00%

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2014. Other securities may include securities on loan and non-income earning securities.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	21

Summary Schedule of Investments (Unaudited)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2014

Security	Shares	Value	% of Net Assets

COMMON STOCKS

AEROSPACE & DEFENSE
Boeing Co. (The)	46,901	$5,974,249	0.43%
United Technologies Corp.	59,538	6,287,213	0.46
Other securities[a]		23,177,198	1.68

		35,438,660	2.57
AIR FREIGHT & LOGISTICS
Other securities[a]		9,405,518	0.68

		9,405,518	0.68
AIRLINES
Other securities[a]		4,485,757	0.32

		4,485,757	0.32
AUTO COMPONENTS
Other securities[a]		5,120,768	0.37

		5,120,768	0.37
AUTOMOBILES
Other securities[a]		8,107,278	0.59

		8,107,278	0.59
BEVERAGES
Coca-Cola Co. (The)	276,197	11,782,564	0.85
PepsiCo Inc.	105,436	9,815,037	0.71
Other securities[a]		5,492,712	0.40

		27,090,313	1.96
BIOTECHNOLOGY
Amgen Inc.	53,155	7,466,151	0.54
Biogen Idec Inc.[b]	16,528	5,467,628	0.40
Celgene Corp.[b]	55,957	5,303,604	0.38
Gilead Sciences Inc.[b]	105,775	11,259,749	0.82
Other securities[a]		7,123,506	0.51

		36,620,638	2.65
BUILDING PRODUCTS
Other securities[a]		2,305,508	0.17

		2,305,508	0.17
CAPITAL MARKETS
BlackRock Inc.[c]	8,812	2,893,156	0.21
Other securities[a]		27,643,082	2.00

		30,536,238	2.21
CHEMICALS
Other securities[a]		35,791,587	2.59

		35,791,587	2.59

Security	Shares	Value	% of Net Assets

COMMERCIAL BANKS
Bank of America Corp.	735,781	$12,545,066	0.91%
Citigroup Inc.	212,135	10,992,836	0.80
J.P. Morgan Chase & Co.	263,168	15,853,240	1.15
PNC Financial Services Group Inc. (The)[c]	37,774	3,232,699	0.23
Wells Fargo & Co.	332,380	17,240,551	1.25
Other securities[a]		22,708,451	1.64

		82,572,843	5.98
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		8,757,829	0.63

		8,757,829	0.63
COMMUNICATIONS EQUIPMENT
Cisco Systems Inc.	356,814	8,981,008	0.65
QUALCOMM Inc.	117,278	8,768,876	0.64
Other securities[a]		4,479,531	0.32

		22,229,415	1.61
COMPUTERS & PERIPHERALS
Apple Inc.	418,921	42,206,291	3.06
Other securities[a]		15,456,026	1.12

		57,662,317	4.18
CONSTRUCTION & ENGINEERING
Other securities[a]		2,883,999	0.21

		2,883,999	0.21
CONSTRUCTION MATERIALS
Other securities[a]		1,515,813	0.11

		1,515,813	0.11
CONSUMER FINANCE
American Express Co.	62,988	5,513,970	0.40
Other securities[a]		6,668,879	0.48

		12,182,849	0.88
CONTAINERS & PACKAGING
Other securities[a]		4,223,619	0.31

		4,223,619	0.31
DISTRIBUTORS
Other securities[a]		1,687,394	0.12

		1,687,394	0.12
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		1,958,741	0.14

		1,958,741	0.14

22	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2014

Security	Shares	Value	% of Net Assets

DIVERSIFIED FINANCIAL SERVICES
Berkshire Hathaway Inc. Class Bb	127,552	$17,620,033	1.28%
Other securities[a]		7,991,058	0.58

		25,611,091	1.86
DIVERSIFIED TELECOMMUNICATION SERVICES
AT&T Inc.	362,860	12,787,186	0.93
Verizon Communications Inc.	290,034	14,498,800	1.05
Other securities[a]		3,187,099	0.23

		30,473,085	2.21
ELECTRIC UTILITIES
Other securities[a]		23,019,499	1.67

		23,019,499	1.67
ELECTRICAL EQUIPMENT
Other securities[a]		8,605,880	0.62

		8,605,880	0.62
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		10,206,485	0.74

		10,206,485	0.74
ENERGY EQUIPMENT & SERVICES
Schlumberger Ltd.	90,718	9,225,113	0.67
Other securities[a]		17,375,970	1.26

		26,601,083	1.93
FOOD & STAPLES RETAILING
CVS Health Corp.	81,046	6,450,451	0.47
Wal-Mart Stores Inc.	110,493	8,449,400	0.61
Other securities[a]		13,038,439	0.94

		27,938,290	2.02
FOOD PRODUCTS
Other securities[a]		22,455,582	1.63

		22,455,582	1.63
GAS UTILITIES
Other securities[a]		2,970,000	0.22

		2,970,000	0.22
HEALTH CARE EQUIPMENT & SUPPLIES
Other securities[a]		29,929,354	2.17

		29,929,354	2.17
HEALTH CARE PROVIDERS & SERVICES
UnitedHealth Group Inc.	67,999	5,864,914	0.42
Other securities[a]		25,211,870	1.83

		31,076,784	2.25

Security	Shares	Value	% of Net Assets

HEALTH CARE TECHNOLOGY
Other securities[a]		$1,958,983	0.14%

		1,958,983	0.14
HOTELS, RESTAURANTS & LEISURE
McDonald’s Corp.	68,716	6,514,964	0.47
Other securities[a]		16,770,199	1.22

		23,285,163	1.69
HOUSEHOLD DURABLES
Other securities[a]		7,125,502	0.52

		7,125,502	0.52
HOUSEHOLD PRODUCTS
Procter & Gamble Co. (The)	189,446	15,864,208	1.15
Other securities[a]		8,868,219	0.64

		24,732,427	1.79
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
Other securities[a]		1,381,385	0.10

		1,381,385	0.10
INDUSTRIAL CONGLOMERATES
3M Co.	45,346	6,424,621	0.47
General Electric Co.	702,030	17,986,009	1.30
Other securities[a]		4,621,606	0.33

		29,032,236	2.10
INSURANCE
American International Group Inc.	99,862	5,394,545	0.39
Other securities[a]		34,797,223	2.52

		40,191,768	2.91
INTERNET & CATALOG RETAIL
Amazon.com Inc.[b]	26,510	8,547,885	0.62
Other securities[a]		7,738,303	0.56

		16,286,188	1.18
INTERNET SOFTWARE & SERVICES
Facebook Inc. Class Ab	136,446	10,784,692	0.78
Google Inc. Class Ab	19,880	11,697,591	0.85
Google Inc. Class Cb	19,878	11,476,762	0.83
Other securities[a]		10,571,055	0.77

		44,530,100	3.23
IT SERVICES
International Business Machines Corp.	64,917	12,323,194	0.89

SUMMARY SCHEDULES OF INVESTMENTS	23

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2014

Security	Shares	Value	% of Net Assets

Visa Inc. Class A	34,448	$7,350,170	0.53%
Other securities[a]		24,610,545	1.79

		44,283,909	3.21
LEISURE EQUIPMENT & PRODUCTS
Other securities[a]		2,219,795	0.16

		2,219,795	0.16
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		7,497,122	0.54

		7,497,122	0.54
MACHINERY
Other securities[a]		26,597,910	1.93

		26,597,910	1.93
MARINE
Other securities[a]		536,981	0.04

		536,981	0.04
MEDIA
Comcast Corp. Class A	181,096	9,739,343	0.71
Walt Disney Co. (The)	110,502	9,837,993	0.71
Other securities[a]		25,283,712	1.83

		44,861,048	3.25
METALS & MINING
Other securities[a]		9,318,224	0.68

		9,318,224	0.68
MULTI-UTILITIES
Other securities[a]		15,552,082	1.13

		15,552,082	1.13
MULTILINE RETAIL
Other securities[a]		8,871,600	0.64

		8,871,600	0.64
OIL, GAS & CONSUMABLE FUELS
Chevron Corp.	132,863	15,853,213	1.15
ConocoPhillips	85,952	6,577,047	0.48
Exxon Mobil Corp.	298,371	28,061,793	2.03
Other securities[a]		49,708,912	3.60

		100,200,965	7.26
PAPER & FOREST PRODUCTS
Other securities[a]		2,368,168	0.17

		2,368,168	0.17
PERSONAL PRODUCTS
Other securities[a]		1,622,516	0.12

		1,622,516	0.12

Security	Shares	Value	% of Net Assets

PHARMACEUTICALS
AbbVie Inc.	111,337	$6,430,825	0.47%
Bristol-Myers Squibb Co.	116,024	5,938,108	0.43
Johnson & Johnson	197,322	21,032,552	1.52
Merck & Co. Inc.	201,839	11,965,016	0.87
Pfizer Inc.	443,665	13,119,174	0.95
Other securities[a]		19,990,022	1.45

		78,475,697	5.69
PROFESSIONAL SERVICES
Other securities[a]		4,102,891	0.30

		4,102,891	0.30
REAL ESTATE INVESTMENT TRUSTS (REITS)
Other securities[a]		39,643,164	2.87

		39,643,164	2.87
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		1,127,523	0.08

		1,127,523	0.08
ROAD & RAIL
Union Pacific Corp.	62,803	6,809,101	0.49
Other securities[a]		8,008,608	0.58

		14,817,709	1.07
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Intel Corp.	346,423	12,062,449	0.87
Other securities[a]		23,090,340	1.68

		35,152,789	2.55
SOFTWARE
Microsoft Corp.	576,487	26,725,937	1.94
Oracle Corp.	227,563	8,711,112	0.63
Other securities[a]		17,546,806	1.27

		52,983,855	3.84
SPECIALTY RETAIL
Home Depot Inc. (The)	94,181	8,640,165	0.63
Other securities[a]		23,727,238	1.71

		32,367,403	2.34
TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		12,625,598	0.91

		12,625,598	0.91
THRIFTS & MORTGAGE FINANCE
Other securities[a]		1,723,206	0.12

		1,723,206	0.12

24	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2014

Security	Shares	Value	% of Net Assets

TOBACCO
Altria Group Inc.	138,807	$6,376,794	0.46%
Philip Morris International Inc.	109,308	9,116,287	0.66
Other securities[a]		2,847,912	0.21

		18,340,993	1.33
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		3,842,412	0.28

		3,842,412	0.28
WATER UTILITIES
Other securities[a]		377,838	0.03

		377,838	0.03
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		178,654	0.01

		178,654	0.01

TOTAL COMMON STOCKS
(Cost: $1,153,558,033)		1,377,678,021	99.81

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	21,904,689	21,904,689	1.59
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	1,358,107	1,358,107	0.10
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	1,107,900	1,107,900	0.08

		24,370,696	1.77

TOTAL SHORT-TERM INVESTMENTS
(Cost: $24,370,696)		24,370,696	1.77

TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,177,928,729)		1,402,048,717	101.58
Other Assets, Less Liabilities		(21,779,230)	(1.58)

NET ASSETS		$1,380,269,487	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2014. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	25

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

September 30, 2014

	iShares Core S&P 500 ETF	iShares Core S&P Mid-Cap ETF	iShares Core S&P Small-Cap ETF

ASSETS
Investments, at cost:
Unaffiliated	$53,396,488,005	$21,649,351,940	$11,313,731,884
Affiliated (Note 2)	713,532,103	1,883,741,565	1,439,197,054

Total cost of investments	$54,110,020,108	$23,533,093,505	$12,752,928,938

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$60,663,082,107	$23,298,541,136	$12,706,592,715
Affiliated (Note 2)	762,343,026	1,883,741,565	1,439,197,054

Total fair value of investments	61,425,425,133	25,182,282,701	14,145,789,769
Cash pledged to broker	4,652,000	971,000	—
Receivables:
Investment securities sold	17,073,485	77,024,947	19,336,452
Dividends and interest	71,227,422	21,927,714	13,106,277
Capital shares sold	311,977	—	186,567

Total Assets	61,518,690,017	25,282,206,362	14,178,419,065

LIABILITIES
Short positions, at value[b]	17,073,485	—	—
Payables:
Investment securities purchased	—	80,718,461	30,111,712
Collateral for securities on loan (Note 1)	408,245,003	1,871,010,577	1,430,387,058
Capital shares redeemed	416,821	982,818	—
Futures variation margin	281,162	171,106	—
Investment advisory fees (Note 2)	3,496,715	2,690,019	1,527,656

Total Liabilities	429,513,186	1,955,572,981	1,462,026,426

NET ASSETS	$61,089,176,831	$23,326,633,381	$12,716,392,639

Net assets consist of:
Paid-in capital	$53,685,359,018	$20,900,121,324	$11,101,557,213
Undistributed net investment income	28,608,562	12,184,137	6,177,708
Undistributed net realized gain	60,681,965	765,840,976	215,796,887
Net unrealized appreciation	7,314,527,286	1,648,486,944	1,392,860,831

NET ASSETS	$61,089,176,831	$23,326,633,381	$12,716,392,639

Shares outstanding[c]	308,100,000	170,550,000	122,000,000

Net asset value per share	$198.28	$136.77	$104.23

[a]	Securities on loan with values of $399,405,840, $1,827,779,583 and $1,390,982,497, respectively. See Note 1.
[b]	Proceeds: $17,073,485, $ — and $ —, respectively. See Note 1.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

26	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2014

iShares Core S&P Total U.S. Stock Market ETF

ASSETS
Investments, at cost:
Unaffiliated	$1,148,472,854
Affiliated (Note 2)	29,455,875

Total cost of investments	$1,177,928,729

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$1,371,552,166
Affiliated (Note 2)	30,496,551

Total fair value of investments	1,402,048,717
Receivables:
Investment securities sold	23,476
Dividends and interest	1,580,213

Total Assets	1,403,652,406

LIABILITIES
Payables:
Investment securities purchased	40,987
Collateral for securities on loan (Note 1)	23,262,796
Investment advisory fees (Note 2)	79,136

Total Liabilities	23,382,919

NET ASSETS	$1,380,269,487

Net assets consist of:
Paid-in capital	$1,156,743,269
Undistributed net investment income	653,847
Accumulated net realized loss	(1,247,617)
Net unrealized appreciation	224,119,988

NET ASSETS	$1,380,269,487

Shares outstanding[b]	15,400,000

Net asset value per share	$89.63

a Securities on loan with a value of $22,731,217. See Note 1.

b No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	27

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended September 30, 2014

	iShares Core S&P 500 ETF	iShares Core S&P Mid-Cap ETF	iShares Core S&P Small-Cap ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$594,976,573	$158,860,260	$88,602,442
Dividends — affiliated (Note 2)	3,316,452	—	—
Interest — affiliated (Note 2)	251	98	54
Securities lending income — affiliated (Note 2)	1,253,385	8,357,086	4,376,147

Total investment income	599,546,661	167,217,444	92,978,643

EXPENSES
Investment advisory fees (Note 2)	20,358,850	15,376,088	9,450,341

Total expenses	20,358,850	15,376,088	9,450,341

Net investment income	579,187,811	151,841,356	83,528,302

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(136,726,793)	(180,199,735)	(64,682,523)
Investments — affiliated (Note 2)	(25,095)	—	—
In-kind redemptions — unaffiliated	2,210,771,048	1,353,285,358	722,232,181
In-kind redemptions — affiliated (Note 2)	11,400,048	—	—
Futures contracts	11,189,155	590,762	—

Net realized gain	2,096,608,363	1,173,676,385	657,549,658

Net change in unrealized appreciation/depreciation on:
Investments	889,334,750	(1,502,406,001)	(1,396,020,901)
Futures contracts	(1,381,191)	(861,910)	—

Net change in unrealized appreciation/depreciation	887,953,559	(1,503,267,911)	(1,396,020,901)

Net realized and unrealized gain (loss)	2,984,561,922	(329,591,526)	(738,471,243)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,563,749,733	$(177,750,170)	$(654,942,941)

[a]	Net of foreign withholding tax of $74,190, $ — and $9,600, respectively.

See notes to financial statements.

28	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2014

iShares Core S&P Total U.S. Stock Market ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$12,539,088
Dividends — affiliated (Note 2)	64,509
Interest — affiliated (Note 2)	6
Securities lending income — affiliated (Note 2)	69,618

Total investment income	12,673,221

EXPENSES
Investment advisory fees (Note 2)	446,260

Total expenses	446,260

Net investment income	12,226,961

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(446,328)
Investments — affiliated (Note 2)	84,011
In-kind redemptions — unaffiliated	24,523,585
In-kind redemptions — affiliated (Note 2)	(699)

Net realized gain	24,160,569

Net change in unrealized appreciation/depreciation	27,810,990

Net realized and unrealized gain	51,971,559

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$64,198,520

[a]	Net of foreign withholding tax of $1,457.

See notes to financial statements.

FINANCIAL STATEMENTS	29

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Core S&P 500 ETF		iShares Core S&P Mid-Cap ETF
	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$579,187,811	$948,087,213	$151,841,356	$264,635,838
Net realized gain	2,096,608,363	3,895,278,820	1,173,676,385	2,268,651,135
Net change in unrealized appreciation/depreciation	887,953,559	4,079,711,506	(1,503,267,911)	829,677,611

Net increase (decrease) in net assets resulting from operations	3,563,749,733	8,923,077,539	(177,750,170)	3,362,964,584

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(556,610,808)	(949,383,397)	(139,657,219)	(272,687,177)

Total distributions to shareholders	(556,610,808)	(949,383,397)	(139,657,219)	(272,687,177)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	11,279,349,102	21,746,752,024	7,355,923,254	9,703,609,904
Cost of shares redeemed	(7,563,363,135)	(16,385,697,450)	(4,352,937,043)	(7,339,973,817)

Net increase in net assets from capital share transactions	3,715,985,967	5,361,054,574	3,002,986,211	2,363,636,087

INCREASE IN NET ASSETS	6,723,124,892	13,334,748,716	2,685,578,822	5,453,913,494

NET ASSETS
Beginning of period	54,366,051,939	41,031,303,223	20,641,054,559	15,187,141,065

End of period	$61,089,176,831	$54,366,051,939	$23,326,633,381	$20,641,054,559

Undistributed net investment income included in net assets at end of period	$28,608,562	$6,031,559	$12,184,137	$—

SHARES ISSUED AND REDEEMED
Shares sold	57,650,000	122,550,000	51,600,000	77,300,000
Shares redeemed	(38,550,000)	(94,050,000)	(31,200,000)	(59,100,000)

Net increase in shares outstanding	19,100,000	28,500,000	20,400,000	18,200,000

See notes to financial statements.

30	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Core S&P Small-Cap ETF		iShares Core S&P Total U.S. Stock Market ETF
	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$83,528,302	$145,464,439	$12,226,961	$17,413,876
Net realized gain	657,549,658	1,037,035,669	24,160,569	40,582,485
Net change in unrealized appreciation/depreciation	(1,396,020,901)	1,758,137,912	27,810,990	115,580,972

Net increase (decrease) in net assets resulting from operations	(654,942,941)	2,940,638,020	64,198,520	173,577,333

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(77,350,594)	(147,397,673)	(11,698,785)	(17,360,159)

Total distributions to shareholders	(77,350,594)	(147,397,673)	(11,698,785)	(17,360,159)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,066,500,587	4,143,276,715	200,695,416	550,176,515
Cost of shares redeemed	(1,872,723,607)	(2,418,872,336)	(60,374,616)	(120,531,114)

Net increase (decrease) in net assets from capital share transactions	(806,223,020)	1,724,404,379	140,320,800	429,645,401

INCREASE (DECREASE) IN NET ASSETS	(1,538,516,555)	4,517,644,726	192,820,535	585,862,575

NET ASSETS
Beginning of period	14,254,909,194	9,737,264,468	1,187,448,952	601,586,377

End of period	$12,716,392,639	$14,254,909,194	$1,380,269,487	$1,187,448,952

Undistributed net investment income included in net assets at end of period	$6,177,708	$—	$653,847	$125,671

SHARES ISSUED AND REDEEMED
Shares sold	9,700,000	41,350,000	2,250,000	7,050,000
Shares redeemed	(17,100,000)	(23,650,000)	(700,000)	(1,600,000)

Net increase (decrease) in shares outstanding	(7,400,000)	17,700,000	1,550,000	5,450,000

See notes to financial statements.

FINANCIAL STATEMENTS	31

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core S&P 500 ETF
	Six months ended Sep. 30, 2014 (Unaudited)	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010
Net asset value, beginning of period	$188.12	$157.51	$141.28	$133.00	$117.37	$80.00

Income from investment operations:
Net investment income[a]	1.95	3.51	3.20	2.63	2.33	2.15
Net realized and unrealized gain[b]	10.06	30.53	16.14	8.29	15.64	37.32

Total from investment operations	12.01	34.04	19.34	10.92	17.97	39.47

Less distributions from:
Net investment income	(1.85)	(3.43)	(3.11)	(2.64)	(2.34)	(2.10)

Total distributions	(1.85)	(3.43)	(3.11)	(2.64)	(2.34)	(2.10)

Net asset value, end of period	$198.28	$188.12	$157.51	$141.28	$133.00	$117.37

Total return	6.39%[c]	21.79%	13.90%	8.44%	15.54%	49.65%

Ratios/Supplemental data:
Net assets, end of period (000s)	$61,089,177	$54,366,052	$41,031,303	$29,994,594	$27,025,382	$22,781,949
Ratio of expenses to average net assets[d]	0.07%	0.07%	0.08%	0.09%	0.09%	0.09%
Ratio of net investment income to average net assets[d]	1.99%	2.02%	2.23%	2.05%	1.96%	2.09%
Portfolio turnover rate[e]	2%	5%	4%	5%	5%	7%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

32	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core S&P Mid-Cap ETF
	Six months ended Sep. 30, 2014 (Unaudited)	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010
Net asset value, beginning of period	$137.47	$115.10	$99.26	$98.72	$78.82	$48.79

Income from investment operations:
Net investment income[a]	0.97	1.74	1.56	1.07	0.95	0.95
Net realized and unrealized gain (loss)[b]	(0.83)	22.45	15.82	0.62	19.93	30.00

Total from investment operations	0.14	24.19	17.38	1.69	20.88	30.95

Less distributions from:
Net investment income	(0.84)	(1.82)	(1.54)	(1.15)	(0.98)	(0.92)

Total distributions	(0.84)	(1.82)	(1.54)	(1.15)	(0.98)	(0.92)

Net asset value, end of period	$136.77	$137.47	$115.10	$99.26	$98.72	$78.82

Total return	0.09%[c]	21.16%	17.72%	1.84%	26.70%	63.71%

Ratios/Supplemental data:
Net assets, end of period (000s)	$23,326,633	$20,641,055	$15,187,141	$10,992,618	$11,195,404	$7,602,465
Ratio of expenses to average net assets[d]	0.14%	0.14%	0.17%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	1.38%	1.39%	1.55%	1.16%	1.13%	1.43%
Portfolio turnover rate[e]	7%	11%	9%	14%	14%	15%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	33

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core S&P Small-Cap ETF
	Six months ended Sep. 30, 2014 (Unaudited)	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010
Net asset value, beginning of period	$110.16	$87.17	$76.32	$73.59	$59.50	$36.71

Income from investment operations:
Net investment income[a]	0.67	1.18	1.28	0.81	0.68	0.52
Net realized and unrealized gain (loss)[b]	(5.97)	22.99	10.87	2.71	14.15	22.81

Total from investment operations	(5.30)	24.17	12.15	3.52	14.83	23.33

Less distributions from:
Net investment income	(0.63)	(1.18)	(1.30)	(0.79)	(0.74)	(0.54)

Total distributions	(0.63)	(1.18)	(1.30)	(0.79)	(0.74)	(0.54)

Net asset value, end of period	$104.23	$110.16	$87.17	$76.32	$73.59	$59.50

Total return	(4.83)%[c]	27.84%	16.13%	4.91%	25.11%	63.74%

Ratios/Supplemental data:
Net assets, end of period (000s)	$12,716,393	$14,254,909	$9,737,264	$7,799,851	$7,575,683	$6,042,662
Ratio of expenses to average net assets[d]	0.14%	0.14%	0.17%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	1.24%	1.18%	1.66%	1.16%	1.09%	1.04%
Portfolio turnover rate[e]	8%	11%	12%	18%	21%	15%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

34	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core S&P Total U.S. Stock Market ETF
	Six months ended Sep. 30, 2014 (Unaudited)	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010
Net asset value, beginning of period	$85.74	$71.62	$63.98	$60.56	$52.84	$35.66

Income from investment operations:
Net investment income[a]	0.85	1.55	1.37	1.08	0.95	0.88
Net realized and unrealized gain[b]	3.83	14.04	7.59	3.41	7.74	17.19

Total from investment operations	4.68	15.59	8.96	4.49	8.69	18.07

Less distributions from:
Net investment income	(0.79)	(1.47)	(1.32)	(1.07)	(0.97)	(0.89)

Total distributions	(0.79)	(1.47)	(1.32)	(1.07)	(0.97)	(0.89)

Net asset value, end of period	$89.63	$85.74	$71.62	$63.98	$60.56	$52.84

Total return	5.46%[c]	21.93%	14.22%	7.63%	16.66%	51.00%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,380,269	$1,187,449	$601,586	$387,099	$339,137	$319,686
Ratio of expenses to average net assets[d]	0.07%	0.07%	0.13%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	1.92%	1.96%	2.12%	1.84%	1.76%	1.92%
Portfolio turnover rate[e]	2%	5%	5%	5%	4%	6%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	35

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Core S&P 500	Diversified
Core S&P Mid-Cap	Diversified
Core S&P Small-Cap	Diversified
Core S&P Total U.S. Stock Market	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 (ASC 946).

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

36	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

•	Financial futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

NOTES TO FINANCIAL STATEMENTS	37

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of September 30, 2014. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
Core S&P 500
Assets:
Common Stocks	$60,968,227,775	$—	$—	$60,968,227,775
Money Market Funds	457,197,358	—	—	457,197,358

	$61,425,425,133	$—	$—	$61,425,425,133

Liabilities:
Short Positions	$(17,073,485)	$—	$—	$(17,073,485)
Futures Contracts[a]	(877,739)	—	—	(877,739)

	$(17,951,224)	$—	$—	$(17,951,224)

Core S&P Mid-Cap
Assets:
Common Stocks	$23,298,541,136	$—	$—	$23,298,541,136
Money Market Funds	1,883,741,565	—	—	1,883,741,565

	$25,182,282,701	$—	$—	$25,182,282,701

Liabilities:
Futures Contracts[a]	$(702,252)	$—	$—	$(702,252)

Core S&P Small-Cap
Assets:
Common Stocks	$12,706,589,225	$—	$3,490	$12,706,592,715
Money Market Funds	1,439,197,054	—	—	1,439,197,054

	$14,145,786,279	$—	$3,490	$14,145,789,769

Core S&P Total U.S. Stock Market
Assets:
Common Stocks	$1,377,678,014	$—	$7	$1,377,678,021
Money Market Funds	24,370,696	—	—	24,370,696

	$1,402,048,710	$—	$7	$1,402,048,717

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of September 30, 2014 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified

38	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

SHORT POSITIONS

From time to time, in order to track the performance of their respective benchmark index, the Funds may sell non-index securities that will be received through corporate actions occurring on the opening of market trading on the following business day. Such short positions are valued consistent with how securities are valued as described under “Security Valuation.” The obligation to deliver the securities is recorded as a liability in the Funds’ statements of assets and liabilities and is equal to the current fair value of the securities to be delivered. Any market fluctuations between the value of the obligation to sell these securities and the current fair value are reflected as unrealized appreciation (depreciation) in the Funds’ statements of operations. Upon receipt of the securities related to the corporate actions, the Funds record a realized gain (loss). Dividends on securities sold short, if any, are reflected as an expense in the statements of operations. Details of the short position resulting from the non-index securities sold by the Funds, if any, are included in their respective schedule of investments.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of September 30, 2014, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The value of any securities on loan as of September 30, 2014 and the value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral

NOTES TO FINANCIAL STATEMENTS	39

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of each Fund’s securities lending agreements which are subject to offset under an MSLA as of September 30, 2014:

iShares ETF	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Core S&P 500	$399,405,840	$399,405,840	$—
Core S&P Mid-Cap	1,827,779,583	1,827,779,583	—
Core S&P Small-Cap	1,390,982,497	1,390,982,497	—
Core S&P Total U.S. Stock Market	22,731,217	22,731,217	—

[a]	Collateral received in excess of the market value of securities on loan is not presented for financial reporting purposes. The total collateral received is disclosed in each Fund’s statement of assets and liabilities.

RECENT ACCOUNTING STANDARD

In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings, including securities lending. The guidance is effective for financial statements for fiscal years beginning after December 15, 2014, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Core S&P 500	0.07%
Core S&P Mid-Cap	0.14
Core S&P Small-Cap	0.14
Core S&P Total U.S. Stock Market	0.07

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As

40	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, (i) each Fund retains 70% of securities lending income and (ii) the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013 and pursuant to a securities lending agreement, (i) each Fund will receive for the remainder of that calendar year 75% of securities lending income and (ii) the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

For the six months ended September 30, 2014, each Fund paid to BTC the following amounts in total for securities lending agent services and collateral investment fees:

iShares ETF	Fees Paid to BTC
Core S&P 500	$640,825
Core S&P Mid-Cap	3,936,743
Core S&P Small-Cap	2,202,636
Core S&P Total U.S. Stock Market	34,036

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the six months ended September 30, 2014, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

NOTES TO FINANCIAL STATEMENTS	41

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the six months ended September 30, 2014, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Core S&P 500
BlackRock Inc.	408,157	87,337	(56,456)	439,038	$144,144,956	$1,628,511	$6,189,089
PNC Financial Services Group Inc. (The)	1,734,928	387,984	(241,623)	1,881,289	161,000,712	1,687,941	5,185,864

					$305,145,668	$3,316,452	$11,374,953

Core S&P Total U.S. Stock Market
BlackRock Inc.	7,864	1,424	(476)	8,812	$2,893,156	$31,349	$46,096
PNC Financial Services Group Inc. (The)	33,367	6,399	(1,992)	37,774	3,232,699	33,160	37,216

					$6,125,855	$64,509	$83,312

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended September 30, 2014 were as follows:

iShares ETF	Purchases	Sales
Core S&P 500	$1,240,649,284	$1,229,087,407
Core S&P Mid-Cap	1,648,715,020	1,540,268,693
Core S&P Small-Cap	1,072,264,492	1,066,966,199
Core S&P Total U.S. Stock Market	26,705,152	25,857,829

In-kind transactions (see Note 4) for the six months ended September 30, 2014 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Core S&P 500	$11,237,118,166	$7,520,451,818
Core S&P Mid-Cap	7,204,754,671	4,298,459,521
Core S&P Small-Cap	1,051,304,505	1,844,357,410
Core S&P Total U.S. Stock Market	199,774,874	60,007,664

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

42	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

5.	FINANCIAL FUTURES CONTRACTS

Each Fund may purchase or sell financial futures contracts in an effort to help such Fund track its underlying index. A futures contract is a standardized, exchange-traded agreement to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

The following table shows the value of futures contracts held by the Funds as of September 30, 2014 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Liabilities
	iShares Core S&P 500 ETF	iShares Core S&P Mid-Cap ETF
Equity contracts:
Variation margin / Net assets consist of – net unrealized depreciation[a]	$877,739	$702,252

[a]	Represents cumulative depreciation of futures contracts as reported in the schedules of investments. Only current day’s variation margin is reported separately within the statements of assets and liabilities.

NOTES TO FINANCIAL STATEMENTS	43

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table shows the realized and unrealized gains (losses) on futures contracts held by the Funds during the six months ended September 30, 2014 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)
	iShares Core S&P 500 ETF	iShares Core S&P Mid-Cap ETF
Equity contracts:
Futures contracts	$11,189,155	$590,762

	Net Change in Unrealized Appreciation/Depreciation
	iShares Core S&P 500 ETF	iShares Core S&P Mid-Cap ETF
Equity contracts:
Futures contracts	$(1,381,191)	$(861,910)

The following table shows the average quarter-end balances of open futures contracts for the six months ended September 30, 2014:

	iShares Core S&P 500 ETF	iShares Core S&P Mid-Cap ETF
Average number of contracts purchased	1,062	203
Average value of contracts purchased	$102,333,365	$28,258,670

6.	MARKET AND CREDIT RISK

In the normal course of business, each Fund’s investment activities exposes it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in equity and financial derivative instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

44	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in the statement of assets and liabilities.

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of March 31, 2014, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2017	Expiring 2018	Expiring 2019	Total
Core S&P 500	$161,724,874	$365,510,732	$559,115,228	$79,675,890	$1,166,026,724
Core S&P Mid-Cap	42,874,898	—	73,714,203	—	116,589,101
Core S&P Small-Cap	—	—	151,340,492	—	151,340,492
Core S&P Total U.S. Stock Market	—	4,421,419	4,869,583	2,298,724	11,589,726

[a]	Must be utilized prior to losses subject to expiration.

NOTES TO FINANCIAL STATEMENTS	45

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of September 30, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core S&P 500	$54,979,416,330	$8,322,583,683	$(1,876,574,880)	$6,446,008,803
Core S&P Mid-Cap	23,824,180,155	2,396,453,733	(1,038,351,187)	1,358,102,546
Core S&P Small-Cap	13,043,341,217	2,043,944,270	(941,495,718)	1,102,448,552
Core S&P Total U.S. Stock Market	1,191,747,189	238,154,221	(27,852,693)	210,301,528

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2014, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

8.	LEGAL PROCEEDINGS

On January 18, 2013, a lawsuit was filed in the United States District Court for the Middle District of Tennessee by Laborers’ Local 265 Pension Fund and Plumbers and Pipefitters Local No. 572 Pension Fund (the “Plaintiffs”) against BFA, BTC, and the current members of the iShares Trust Board of Trustees and the Board of Directors of iShares, Inc. (collectively, “Defendants”) for alleged violations of, among other things, Sections 36(a) and 36(b) of the 1940 Act. The complaint purports to be brought derivatively on behalf of iShares Trust and iShares, Inc., as well as the following eight funds: iShares Russell Mid-Cap ETF; iShares MSCI EAFE ETF; iShares MSCI Emerging Markets ETF; iShares Russell 2000 Growth ETF; iShares Russell 2000 Value ETF; iShares Core S&P Mid-Cap ETF; iShares Core S&P Small-Cap ETF; and iShares U.S. Real Estate ETF. The complaint alleges, among other things, that BFA and BTC breached their fiduciary duties under the 1940 Act by charging allegedly excessive fees in connection with the provision of securities lending services to the above eight funds, that the individual defendants breached their fiduciary duties under the 1940 Act by approving those fee arrangements, and that the securities lending contracts are unenforceable under Section 47(b) of the 1940 Act. Plaintiffs seek injunctive relief, rescission of the securities lending contracts, and monetary damages of an unspecified amount. Defendants believe the claims are without merit and intend to vigorously defend themselves against the allegations in the lawsuit. The Court dismissed the complaint with prejudice on October 24, 2013. The Plaintiffs filed a notice of appeal on November 8, 2013. On February 13, 2014, the Plaintiffs filed an appeal brief with the United States Court of Appeals for the Sixth Circuit (“the Sixth Circuit”). Oral argument of the Plaintiff’s appeal was heard by the Sixth Circuit on July 30, 2014. On September 30, 2014, the Sixth Circuit affirmed the dismissal of the lawsuit.

9.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

46	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract

iSHARES® TRUST

I. iShares Core S&P 500 ETF, iShares Core S&P Mid-Cap ETF and iShares Core S&P Total U.S. Stock Market ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on March 12, 2014, May 6, 2014, and May 12, 2014, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 16, 2014, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-13, 2014, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other exchange traded funds (including funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board noted that, prior to 2014, Lipper had used a different methodology to determine a Fund’s Lipper group, which included mutual funds, closed-end funds, exchange traded funds, and/or funds with differing investment objective classifications, investment focuses and other characteristics (e.g. actively managed funds and funds sponsored by “at cost” service providers), as applicable. The Board further noted that, after consideration by the 15(c) Committee, the Board determined to use instead Lipper’s proprietary ETF methodology to determine a Fund’s Lipper Group. This determination was based on, among other considerations, the increased number and types of ETFs available for comparative purposes than was the case in prior years. The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. At the Board’s request, Lipper provided, and the Board considered, information on the impact to the iShares funds’ comparative fee rankings that were attributable to the change from a pure index group methodology to Lipper’s proprietary ETF methodology. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses for the Funds were lower than the median of the investment advisory fee rates and overall expenses of the funds in their respective Lipper Group.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	47

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2013, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that are not exchange traded funds or index funds, and that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years, including in such areas as investor education, product management, customized portfolio consulting support, capital markets support, and proprietary risk and performance analytics tools. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-13, 2014 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding potential

48	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board further noted management’s assertion that future economies of scale for each Fund had been taken into consideration by fixing the investment advisory fee rate at the low end of the market place, effectively giving Fund shareholders, from inception, the benefits of lower fees. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the investment advisory fee rates incorporate potential economies of scale and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially similar investment objectives and strategies as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different, generally more extensive services provided to the Funds, as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	49

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that each Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of each Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

II. iShares Core S&P Small-Cap ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on March 12, 2014, May 6, 2014, and May 12, 2014, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 16, 2014, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-13, 2014, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other exchange traded funds (including funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board noted that, prior to 2014, Lipper had used a different methodology to determine the Fund’s Lipper group, which included mutual funds, closed-end funds, exchange traded funds, and/or funds with

50	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

differing investment objective classifications, investment focuses and other characteristics (e.g. actively managed funds and funds sponsored by “at cost” service providers), as applicable. The Board further noted that, after consideration by the 15(c) Committee, the Board determined to use instead Lipper’s proprietary ETF methodology to determine the Fund’s Lipper Group. This determination was based on, among other considerations, the increased number and types of ETFs available for comparative purposes than was the case in prior years. The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the applicable Lipper Group and to prepare this information. At the Board’s request, Lipper provided, and the Board considered, information on the impact to the iShares funds’ comparative fee rankings that were attributable to the change from a pure index group methodology to Lipper’s proprietary ETF methodology. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses for the Fund were within range of the median of the investment advisory fee rates and overall expenses of the funds in its Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2013, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its respective performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that are not exchange traded funds or index funds, and that may have different investment objectives and/or benchmarks from the Fund. In addition, the Board noted that the Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its relevant benchmark index. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Fund and its shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years, including in such areas as investor education, product management, customized portfolio consulting support, capital markets support, and proprietary risk and performance analytics tools. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-13, 2014 meeting and

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	51

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board further noted management’s assertion that future economies of scale for the Fund had been taken into consideration by fixing the investment advisory fee rate at the low end of the market place, effectively giving Fund shareholders, from inception, the benefits of a lower fee. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the investment advisory fee rate incorporates potential economies of scale and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with a substantially similar investment objective and strategy as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different, generally more extensive services provided to the Fund, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that

52	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	53

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Core S&P 500	$1.838497	$—	$0.010575	$1.849072	99%	—%	1%	100%
Core S&P Mid-Cap	0.798088	—	0.037154	0.835242	96	—	4	100
Core S&P Small-Cap	0.605821	—	0.025322	0.631143	96	—	4	100
Core S&P Total U.S. Stock Market	0.784917	—	0.007241	0.792158	99	—	1	100

54	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

The Funds’ complete schedules of portfolio holdings for this report are also available without charge, upon request, by calling toll-free 1-800-474-2737.

Certain financial information required by regulations or listing exchange rules in jurisdictions outside the U.S. in which iShares Funds are cross-listed may be publicly filed in those jurisdictions. This information is available upon request by calling 1-800-474-2737.

©2014 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-32-0914

SEPTEMBER 30, 2014

2014 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Global 100 ETF | IOO | NYSE Arca
➢	iShares Global Clean Energy ETF | ICLN | NASDAQ
➢	iShares Global Infrastructure ETF | IGF | NYSE Arca
➢	iShares Global Nuclear Energy ETF | NUCL | NASDAQ
➢	iShares Global Timber & Forestry ETF | WOOD | NASDAQ

Fund Performance Overview

iSHARES® GLOBAL 100 ETF

Performance as of September 30, 2014

The iShares Global 100 ETF (the “Fund”) seeks to track the investment results of an index composed of 100 large-capitalization global equities, as represented by the S&P Global 100™ (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2014, the total return for the Fund was 2.38%, net of fees, while the total return for the Index was 2.33%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	11.62%	11.40%	11.56%	11.62%	11.40%	11.56%
5 Years	8.98%	9.00%	8.87%	53.69%	53.83%	52.95%
10 Years	6.01%	5.99%	5.89%	79.34%	78.95%	77.28%

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period [a]	Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,023.80	$2.03	$1,000.00	$1,023.10	$2.03	0.40%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

PORTFOLIO ALLOCATION

As of 9/30/14

Sector	Percentage of Total Investments*

Information Technology	20.71%
Financials	15.63
Health Care	14.69
Consumer Staples	13.68
Energy	12.02
Industrials	7.70
Consumer Discretionary	7.39
Materials	4.01
Telecommunication Services	2.66
Utilities	1.51

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS

As of 9/30/14

Country	Percentage of Total Investments*

United States	56.02%
United Kingdom	12.76
Switzerland	6.77
France	6.63
Germany	6.40
Japan	4.17
Spain	2.76
Netherlands	1.68
South Korea	1.33
Australia	1.09

TOTAL	99.61%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® GLOBAL CLEAN ENERGY ETF

Performance as of September 30, 2014

The iShares Global Clean Energy ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the clean energy sector, as represented by the S&P Global Clean Energy Index™ (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2014, the total return for the Fund was -2.22%, net of fees, while the total return for the Index was -2.87%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	8.39%	8.37%	7.55%	8.39%	8.37%	7.55%
5 Years	(11.80)%	(11.78)%	(13.01)%	(46.63)%	(46.55)%	(50.18)%
Since Inception	(20.30)%	(20.26)%	(21.42)%	(75.90)%	(75.83)%	(77.93)%

The inception date of the Fund was 6/24/08. The first day of secondary market trading was 6/25/08.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period [a]	Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$977.80	$2.33	$1,000.00	$1,022.70	$2.38	0.47%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

PORTFOLIO ALLOCATION

As of 9/30/14

Sector	Percentage of Total Investments*

Independent Power Producers & Energy Traders	20.92%
Semiconductor Equipment	17.62
Semiconductors	14.86
Heavy Electrical Equipment	14.30
Electric Utilities	13.33
Environmental & Facilities Services	11.04
Electrical Components & Equipment	5.36
Construction & Engineering	1.68
Coal & Consumable Fuels	0.89

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS

As of 9/30/14

Country	Percentage of Total Investments*

China	31.08%
United States	23.74
Brazil	7.40
Japan	5.92
Spain	4.98
Denmark	4.74
Italy	4.68
Portugal	3.08
New Zealand	2.98
Austria	2.94

TOTAL	91.54%

*	Excludes money market funds.

6	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® GLOBAL INFRASTRUCTURE ETF

Performance as of September 30, 2014

The iShares Global Infrastructure ETF (the “Fund”) seeks to track the investment results of an index composed of developed market equities in the infrastructure industry, as represented by the S&P Global Infrastructure Index™ (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2014, the total return for the Fund was 3.89%, net of fees, while the total return for the Index was 3.88%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	15.78%	15.34%	15.80%	15.78%	15.34%	15.80%
5 Years	9.11%	9.02%	8.97%	54.63%	54.02%	53.65%
Since Inception	1.19%	1.16%	1.00%	8.36%	8.14%	6.98%

The inception date of the Fund was 12/10/07. The first day of secondary market trading was 12/12/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period [a]	Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,038.90	$2.40	$1,000.00	$1,022.70	$2.38	0.47%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

PORTFOLIO ALLOCATION As of 9/30/14

Sector	Percentage of Total Investments*

Electric Utilities	20.55%
Oil & Gas Storage & Transportation	19.57
Highways & Railtracks	18.37
Multi-Utilities	18.13
Airport Services	12.98
Marine Ports & Services	8.60
Independent Power Producers & Energy Traders	0.98
Water Utilities	0.58
Gas Utilities	0.24

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS As of 9/30/14

Country	Percentage of Total Investments*

United States	32.06%
Canada	9.14
Australia	7.95
Italy	7.51
United Kingdom	7.46
France	7.11
Spain	5.77
China	5.06
Germany	4.74
Japan	3.78

TOTAL	90.58%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® GLOBAL NUCLEAR ENERGY ETF

Performance as of September 30, 2014

The iShares Global Nuclear Energy ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the nuclear energy sector, as represented by the S&P Global Nuclear Energy Index™ (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2014, the total return for the Fund was -0.02%, net of fees, while the total return for the Index was -0.43%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	8.26%	8.25%	9.17%	8.26%	8.25%	9.17%
5 Years	(0.03)%	(0.06)%	0.30%	(0.17)%	(0.31)%	1.50%
Since Inception	(2.45)%	(2.46)%	(2.47)%	(14.43)%	(14.48)%	(14.48)%

The inception date of the Fund was 6/24/08. The first day of secondary market trading was 6/25/08.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period [a]	Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$999.80	$2.36	$1,000.00	$1,022.70	$2.38	0.47%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

PORTFOLIO ALLOCATION As of 9/30/14

Sector	Percentage of Total Investments*

Electric Utilities	54.95%
Heavy Electrical Equipment	14.81
Multi-Utilities	10.79
Industrial Machinery	5.53
Coal & Consumable Fuels	5.06
Oil & Gas Equipment & Services	3.47
Construction & Engineering	3.13
Asset Management & Custody Banks	2.26

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS As of 9/30/14

Country	Percentage of Total Investments*

United States	34.50%
Japan	21.90
Spain	5.83
France	5.48
Canada	5.44
Germany	5.29
South Korea	5.27
Finland	4.59
China	4.11
United Kingdom	3.47

TOTAL	95.88%

*	Excludes money market funds.

8	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® GLOBAL TIMBER & FORESTRY ETF

Performance as of September 30, 2014

The iShares Global Timber & Forestry ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in or related to the timber and forestry industry, as represented by the S&P Global Timber & Forestry IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2014, the total return for the Fund was -3.15%, net of fees, while the total return for the Index was -3.29%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.76%	0.40%	0.65%	0.76%	0.40%	0.65%
5 Years	8.69%	8.69%	8.34%	51.70%	51.66%	49.26%
Since Inception	2.39%	2.36%	1.75%	15.94%	15.73%	11.48%

The inception date of the Fund was 6/24/08. The first day of secondary market trading was 6/25/08.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period [a]	Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$968.50	$2.32	$1,000.00	$1,022.70	$2.38	0.47%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

PORTFOLIO ALLOCATION

As of 9/30/14

Sector	Percentage of Total Investments*

Paper Products	34.51%
Specialized REITs	29.37
Paper Packaging	19.80
Forest Products	14.03
Homebuilding	2.29

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS

As of 9/30/14

Country	Percentage of Total Investments*

United States	52.25%
Canada	12.26
Japan	8.50
Finland	8.05
Brazil	6.89
Ireland	3.90
United Kingdom	3.82
South Africa	2.34
Sweden	1.99

TOTAL	100.00%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	9

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on April 1, 2014 and held through September 30, 2014, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been

10	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® GLOBAL 100 ETF

September 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.67%

AUSTRALIA — 1.09%
BHP Billiton Ltd.	565,650	$16,764,701
Westfield Corp.	342,450	2,232,473

		18,997,174
FRANCE — 6.61%
AXA SA	336,150	8,284,755
Carrefour SA	117,000	3,615,194
Compagnie de Saint-Gobain	87,750	4,016,656
GDF Suez	267,300	6,706,061
L’Oreal SA	45,000	7,145,573
LVMH Moet Hennessy Louis Vuitton SA	48,150	7,828,240
Orange	406,350	6,111,094
Sanofi	211,950	23,979,315
Schneider Electric SE	102,600	7,880,254
Societe Generale	142,200	7,260,812
Total SA	417,600	27,141,581
Vivendi SA	225,000	5,434,501

		115,404,036
GERMANY — 6.37%
Allianz SE Registered	80,100	12,987,264
BASF SE	161,550	14,822,187
Bayer AG Registered	145,350	20,362,723
Daimler AG Registered	175,050	13,429,340
Deutsche Bank AG Registered	243,450	8,541,873
Deutsche Telekom AG Registered	540,450	8,192,681
E.ON SE	352,350	6,451,813
Muenchener Rueckversicherungs-Gesellschaft AG Registered	27,000	5,339,568
RWE AG	84,600	3,297,503
Siemens AG Registered	139,500	16,630,199
Volkswagen AG	5,850	1,214,179

		111,269,330
JAPAN — 4.16%
Bridgestone Corp.	117,900	3,892,919
Canon Inc.	194,650	6,335,729
Honda Motor Co. Ltd.	315,000	10,912,074
Nissan Motor Co. Ltd.	450,000	4,385,341
Panasonic Corp.	405,000	4,816,286
Seven & I Holdings Co. Ltd.	139,020	5,391,231
Sony Corp.	180,000	3,267,059
Toshiba Corp.	756,500	3,504,748
Toyota Motor Corp.	510,400	30,071,701

		72,577,088

Security	Shares	Value

NETHERLANDS — 1.67%
AEGON NV	255,600	$2,109,096
ING Groep NV CVA[a]	676,800	9,669,683
Koninklijke Philips NV	169,200	5,400,189
Unilever NV CVA	301,050	11,990,902

		29,169,870
SOUTH KOREA — 1.33%
Samsung Electronics Co. Ltd. SP GDR[b]	41,400	23,204,700

		23,204,700
SPAIN — 2.74%
Banco Bilbao Vizcaya Argentaria SA	1,033,200	12,465,868
Banco Santander SA	2,105,100	20,239,684
Repsol SA	173,700	4,125,218
Telefonica SA	715,500	11,076,747

		47,907,517
SWEDEN — 0.39%
Telefonaktiebolaget LM Ericsson Class B	534,150	6,787,656

		6,787,656
SWITZERLAND — 6.75%
ABB Ltd. Registered	377,100	8,477,350
Credit Suisse Group AG Registered	249,750	6,918,768
Nestle SA Registered	567,000	41,686,813
Novartis AG Registered	476,100	44,919,325
Swiss Re AG	60,300	4,805,698
UBS AG Registered	634,050	11,055,231

		117,863,185
UNITED KINGDOM — 12.72%
Anglo American PLC	245,250	5,502,605
AstraZeneca PLC	219,401	15,797,615
Aviva PLC	511,200	4,338,412
Barclays PLC	2,683,350	9,894,333
BP PLC	3,287,700	24,168,229
Diageo PLC	442,350	12,800,517
GlaxoSmithKline PLC	857,250	19,636,899
HSBC Holdings PLC	3,354,750	34,050,784
National Grid PLC	678,784	9,771,648
Prudential PLC	447,750	9,987,971
Rio Tinto PLC	218,700	10,748,048
Royal Dutch Shell PLC Class A	683,701	26,141,189
Royal Dutch Shell PLC Class B	432,450	17,084,988

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL 100 ETF

September 30, 2014

Security	Shares	Value

Standard Chartered PLC	357,750	$6,614,518
Vodafone Group PLC	4,651,436	15,413,142

		221,950,898
UNITED STATES — 55.84%
3M Co.	113,850	16,130,268
Apple Inc.	1,053,000	106,089,750
Bristol-Myers Squibb Co.	292,050	14,947,119
Caterpillar Inc.	110,250	10,918,058
Chevron Corp.	334,350	39,894,642
Citigroup Inc.	532,800	27,609,696
Coca-Cola Co. (The)	694,800	29,640,168
Colgate-Palmolive Co.	150,750	9,831,915
Dow Chemical Co. (The)	197,100	10,335,924
E.I. du Pont de Nemours and Co.	161,550	11,592,828
EMC Corp.	357,300	10,454,598
Exxon Mobil Corp.	750,150	70,551,607
Ford Motor Co.	681,750	10,083,083
General Electric Co.	1,765,800	45,239,796
Goldman Sachs Group Inc. (The)	72,000	13,217,040
Google Inc. Class Aa	49,950	29,391,079
Google Inc. Class Ca	49,950	28,839,132
Hewlett-Packard Co.	328,878	11,665,303
Intel Corp.	870,300	30,303,846
International Business Machines Corp.	163,800	31,094,154
J.P. Morgan Chase & Co.	661,950	39,875,868
Johnson & Johnson	496,350	52,905,946
Kimberly-Clark Corp.	66,150	7,115,756
Marsh & McLennan Companies Inc.	96,300	5,040,342
McDonald’s Corp.	173,250	16,425,832
Merck & Co. Inc.	508,050	30,117,204
Microsoft Corp.	1,449,450	67,196,502
Morgan Stanley	269,100	9,302,787
Nike Inc. Class B	123,300	10,998,360
PepsiCo Inc.	265,500	24,715,395
Pfizer Inc.	1,116,450	33,013,426
Philip Morris International Inc.	274,500	22,893,300
Procter & Gamble Co. (The)	476,100	39,868,614
Texas Instruments Inc.	188,550	8,991,950
Twenty-First Century Fox Inc. Class A	330,750	11,341,418
United Technologies Corp.	149,400	15,776,640

Security	Shares	Value

Wal-Mart Stores Inc.	278,100	$21,266,307

		974,675,653

TOTAL COMMON STOCKS
(Cost: $1,531,166,709)		1,739,807,107

RIGHTS — 0.01%

SPAIN — 0.01%
Banco Bilbao Vizcaya Argentaria SAa	1,033,200	103,110

		103,110

TOTAL RIGHTS
(Cost: $104,862)		103,110

SHORT-TERM INVESTMENTS — 0.08%

MONEY MARKET FUNDS — 0.08%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	1,501,880	1,501,880

		1,501,880

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,501,880)		1,501,880

TOTAL INVESTMENTS IN SECURITIES — 99.76%
(Cost: $1,532,773,451)		1,741,412,097
Other Assets, Less Liabilities — 0.24%		4,176,929

NET ASSETS — 100.00%		$1,745,589,026

SP GDR — Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

12	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® GLOBAL CLEAN ENERGY ETF

September 30, 2014

Security	Shares	Value

COMMON STOCKS — 92.04%

AUSTRIA — 2.93%
Verbund AGa	95,892	$1,931,507

		1,931,507
CANADA — 2.92%
Canadian Solar Inc.[a,b]	53,924	1,928,861

		1,928,861
CHINA — 30.90%
China Everbright International Ltd.	2,517,000	3,332,186
China Longyuan Power Group Corp. Ltd. Class H	3,355,000	3,279,346
China Singyes Solar Technologies Holdings Ltd.	620,000	1,101,853
Dongfang Electric Corp. Ltd. Class H	500,200	900,542
GCL-Poly Energy Holdings Ltd.[a,b]	9,638,000	3,537,405
Hanergy Solar Group Ltd.[a]	21,228,000	3,909,292
Huaneng Renewables Corp. Class H	4,476,000	1,469,884
Shunfeng Photovoltaic International Ltd.[a,b]	1,164,000	1,050,809
Trina Solar Ltd. SP ADR[a,b]	107,787	1,300,989
Yingli Green Energy Holding Co. Ltd. SP ADR[a,b]	162,443	505,198

		20,387,504
DENMARK — 4.71%
Vestas Wind Systems A/Sb	79,544	3,110,109

		3,110,109
GERMANY — 2.46%
Nordex SEa,b	88,145	1,626,255

		1,626,255
HONG KONG — 1.28%
Xinyi Solar Holdings Ltd.	2,562,000	841,341

		841,341
ITALY — 4.65%
Enel Green Power SpA	1,198,101	3,066,353

		3,066,353
JAPAN — 5.88%
Electric Power Development Co. Ltd.	118,800	3,882,565

		3,882,565
NEW ZEALAND — 2.96%
Mighty River Power Ltd.	976,000	1,951,306

		1,951,306

Security	Shares	Value

NORWAY — 1.74%
REC Silicon ASA[a,b]	2,856,752	$1,149,328

		1,149,328
PORTUGAL — 3.06%
EDP Renovaveis SA	291,519	2,021,755

		2,021,755
SPAIN — 4.95%
Gamesa Corporacion Tecnologica SAb	295,972	3,263,282

		3,263,282
UNITED STATES — 23.60%
Capstone Turbine Corp.[a,b]	449,387	480,844
Covanta Holding Corp.	184,281	3,910,443
First Solar Inc.[a,b]	45,384	2,986,721
GT Advanced Technologies Inc.[a,b]	195,566	2,117,980
Solarcity Corp.[a,b]	58,987	3,515,625
Solazyme Inc.[a,b]	78,507	585,662
SunPower Corp.[a,b]	58,255	1,973,680

		15,570,955

TOTAL COMMON STOCKS
(Cost: $52,505,263)		60,731,121

PREFERRED STOCKS — 7.36%

BRAZIL — 7.36%
Companhia Energetica de Minas Gerais SP ADR	455,304	2,836,544
Companhia Paranaense de Energia Class B SP ADR[a]	147,742	2,019,633

		4,856,177

TOTAL PREFERRED STOCKS
(Cost: $5,496,018)		4,856,177

SHORT-TERM INVESTMENTS — 35.40%

MONEY MARKET FUNDS — 35.40%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	21,968,713	21,968,713
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	1,362,077	1,362,077

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL CLEAN ENERGY ETF

September 30, 2014

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	30,490	$30,490

		23,361,280

TOTAL SHORT-TERM INVESTMENTS
(Cost: $23,361,280)		23,361,280

TOTAL INVESTMENTS IN SECURITIES — 134.80%
(Cost: $81,362,561)		88,948,578
Other Assets, Less Liabilities — (34.80)%		(22,964,954)

NET ASSETS — 100.00%		$65,983,624

SP ADR — Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

14	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® GLOBAL INFRASTRUCTURE ETF

September 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.26%

AUSTRALIA — 7.91%
Macquarie Atlas Roads Group	1,653,010	$4,165,823
Qube Logistics Holdings Ltd.	2,999,660	6,562,130
Sydney Airport	4,679,580	17,485,078
Transurban Group	7,262,940	49,063,956

		77,276,987
BRAZIL — 0.90%
Companhia de Saneamento Basico do Estado de Sao Paulo SP ADR	202,170	1,639,599
Ultrapar Participacoes SA SP ADR	340,860	7,198,963

		8,838,562
CANADA — 9.10%
AltaGas Ltd.	103,730	4,389,416
Enbridge Inc.	659,180	31,621,529
Gibson Energy Inc.	97,290	3,045,237
Pembina Pipeline Corp.	254,610	10,748,959
TransCanada Corp.	551,540	28,466,581
Veresen Inc.	172,730	2,632,179
Westshore Terminals Investment Corp.	267,030	7,985,453

		88,889,354
CHILE — 0.66%
Empresa Nacional de Electricidad SA SP ADR	65,320	2,871,467
Enersis SA SP ADR	227,240	3,585,847

		6,457,314
CHINA — 5.03%
Beijing Enterprises Water Group Ltd.	2,760,000	1,866,042
China Gas Holdings Ltd.	1,380,000	2,289,011
China Longyuan Power Group Corp. Ltd. Class H	1,840,000	1,798,509
China Merchants Holdings (International) Co. Ltd.	7,386,000	22,828,296
China Resources and Transportation Group Ltd.[a,b]	58,900,000	1,790,112
China Resources Power Holdings Co. Ltd.	1,003,600	2,707,682
COSCO Pacific Ltd.	7,180,000	9,523,895
Guangdong Investment Ltd.	1,840,000	2,149,206

Security	Shares	Value

Hopewell Highway Infrastructure Ltd.	4,370,000	$2,138,543
Huaneng Power International Inc. Class H SP ADR	48,070	2,098,736

		49,190,032
FRANCE — 7.08%
Aeroports de Paris	143,060	17,126,885
GDF Suez	905,280	22,711,794
Groupe Eurotunnel SA Registered	2,398,670	29,307,318

		69,145,997
GERMANY — 4.72%
E.ON SE	1,194,160	21,866,034
Fraport AG	160,310	10,542,754
Hamburger Hafen und Logistik AGa	103,040	2,462,076
RWE AG	288,650	11,250,877

		46,121,741
ITALY — 7.47%
Ansaldo STS SpA	521,640	5,894,412
Atlantia SpA	1,757,890	43,413,793
Enel SpA	3,871,590	20,551,082
Societa Iniziative Autostradali e Servizi SpA	291,180	3,130,260

		72,989,547
JAPAN — 3.76%
Japan Airport Terminal Co. Ltd.	311,100	12,478,600
Kamigumi Co. Ltd.	1,100,000	10,408,861
Mitsubishi Logistics Corp.	710,000	10,187,702
Sumitomo Warehouse Co. Ltd. (The)	690,000	3,642,007

		36,717,170
MEXICO — 2.19%
Grupo Aeroportuario del Pacifico SAB de CV SP ADR	149,960	10,113,302
Grupo Aeroportuario del Sureste SAB de CV Series B SP ADR	88,090	11,318,684

		21,431,986
NETHERLANDS — 0.29%
Koninklijke Vopak NV	52,210	2,817,897

		2,817,897
NEW ZEALAND — 1.21%
Auckland International Airport Ltd.	3,950,250	11,854,235

		11,854,235

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL INFRASTRUCTURE ETF

September 30, 2014

Security	Shares	Value

SINGAPORE — 2.77%
Hutchison Port Holdings Trust[a]	23,690,000	$16,583,000
SATS Ltd.[a]	2,760,000	6,622,442
SIA Engineering Co.[a]	1,063,000	3,842,570

		27,048,012
SPAIN — 5.75%
Abertis Infraestructuras SA	1,679,920	33,190,564
Iberdrola SA	3,205,970	22,963,167

		56,153,731
SWITZERLAND — 1.08%
Flughafen Zurich AG Registered	16,790	10,534,385

		10,534,385
UNITED KINGDOM — 7.43%
BBA Aviation PLC	1,920,960	10,121,035
Centrica PLC	3,045,200	15,195,244
National Grid PLC	2,289,880	32,964,685
SSE PLC	569,020	14,270,563

		72,551,527
UNITED STATES — 31.91%
American Electric Power Co. Inc.	291,410	15,214,516
Cheniere Energy Inc.[b]	172,270	13,786,768
Consolidated Edison Inc.	174,570	9,891,136
Dominion Resources Inc.	347,300	23,994,957
Duke Energy Corp.	421,820	31,539,481
Edison International	194,120	10,855,190
Exelon Corp.	512,900	17,484,761
Kinder Morgan Inc.[a]	512,670	19,655,768
NextEra Energy Inc.	260,130	24,421,004
ONEOK Inc.	162,150	10,628,933
PG&E Corp.	281,060	12,658,942
PPL Corp.	395,830	12,999,057
Public Service Enterprise Group Inc.	301,990	11,246,108
SemGroup Corp. Class A	33,350	2,777,055
Sempra Energy	138,000	14,542,440
Southern Co. (The)	534,060	23,311,719
Spectra Energy Corp.	523,020	20,533,765
Targa Resources Corp.	22,310	3,037,953
Wesco Aircraft Holdings Inc.[b]	241,730	4,206,102
Williams Companies Inc. (The)	523,710	28,987,349

		311,773,004

TOTAL COMMON STOCKS (Cost: $859,636,752)		969,791,481

Security	Shares	Value
PREFERRED STOCKS — 0.27%

BRAZIL — 0.27%
Companhia Energetica de Minas Gerais SP ADR	426,190	$2,655,164

		2,655,164

TOTAL PREFERRED STOCKS (Cost: $3,283,784)		2,655,164

SHORT-TERM INVESTMENTS — 2.76%

MONEY MARKET FUNDS — 2.76%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	24,544,219	24,544,219
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	1,521,760	1,521,760
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	903,772	903,772

		26,969,751

TOTAL SHORT-TERM INVESTMENTS (Cost: $26,969,751)		26,969,751

TOTAL INVESTMENTS IN SECURITIES — 102.29% (Cost: $889,890,287)		999,416,396
Other Assets, Less Liabilities — (2.29)%		(22,345,331)

NET ASSETS — 100.00%		$977,071,065

SP ADR — Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

16	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® GLOBAL NUCLEAR ENERGY ETF

September 30, 2014

Security	Shares	Value

COMMON STOCKS — 97.50%

AUSTRALIA — 1.87%
Paladin Energy Ltd.[a]	493,344	$164,046

		164,046
CANADA — 5.43%
Cameco Corp.	15,720	277,954
Uranium Participation Corp.[a]	43,746	197,288

		475,242
CHINA — 4.09%
Shanghai Electric Group Co. Ltd. Class H	674,000	358,478

		358,478
FINLAND — 4.58%
Fortum OYJ	16,422	400,588

		400,588
FRANCE — 5.47%
Areva SAa	10,518	160,372
Electricite de France SA	9,708	318,487

		478,859
GERMANY — 5.27%
E.ON SE	25,206	461,542

		461,542
JAPAN — 21.84%
JGC Corp.	10,000	272,939
Kansai Electric Power Co. Inc. (The)[a]	38,300	361,894
Mitsubishi Electric Corp.	39,000	519,253
Mitsubishi Heavy Industries Ltd.	75,000	482,429
Tokyo Electric Power Co. Inc.[a]	78,600	275,148

		1,911,663
SOUTH KOREA — 5.25%
Korea Electric Power Corp. SP ADR	20,496	459,930

		459,930
SPAIN — 5.82%
Iberdrola SA	71,124	509,435

		509,435
UNITED KINGDOM — 3.47%
AMEC PLC	16,950	303,363

		303,363
UNITED STATES — 34.41%
Babcock & Wilcox Co. (The)	9,216	255,191
Dominion Resources Inc.	6,954	480,452
Duke Energy Corp.	7,050	527,129

Security	Shares	Value

Entergy Corp.	5,580	$431,501
Exelon Corp.	13,038	444,465
FirstEnergy Corp.	11,736	393,978
NextEra Energy Inc.	5,106	479,351

		3,012,067

TOTAL COMMON STOCKS (Cost: $7,930,061)		8,535,213

PREFERRED STOCKS — 2.24%

BRAZIL — 2.24%
Centrais Eletricas Brasileiras SA Class B SP ADR	47,070	195,811

		195,811

TOTAL PREFERRED STOCKS (Cost: $296,478)		195,811

SHORT-TERM INVESTMENTS — 0.10%

MONEY MARKET FUNDS — 0.10%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	8,869	8,869

		8,869

TOTAL SHORT-TERM INVESTMENTS (Cost: $8,869)		8,869

TOTAL INVESTMENTS IN SECURITIES — 99.84% (Cost: $8,235,408)		8,739,893
Other Assets, Less Liabilities — 0.16%		14,305

NET ASSETS — 100.00%		$8,754,198

SP ADR — Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited)

iSHARES® GLOBAL TIMBER & FORESTRY ETF

September 30, 2014

Security	Shares	Value

COMMON STOCKS — 95.95%

BRAZIL — 3.24%
Fibria Celulose SA SP ADR[a,b]	797,240	$8,769,640
Klabin SA	76,000	367,342

		9,136,982
CANADA — 12.21%
Canfor Corp.[a]	555,560	12,467,849
West Fraser Timber Co. Ltd.	447,830	21,939,683

		34,407,532
FINLAND — 8.01%
Stora Enso OYJ Class R	1,377,025	11,489,574
UPM-Kymmene OYJ	776,245	11,090,489

		22,580,063
IRELAND — 3.89%
Smurfit Kappa Group PLC	499,605	10,953,191

		10,953,191
JAPAN — 8.46%
Nippon Paper Industries Co. Ltd.[b]	418,100	6,254,634
Oji Holdings Corp.	2,945,000	11,141,574
Sumitomo Forestry Co. Ltd.	598,500	6,438,124

		23,834,332
SOUTH AFRICA — 2.33%
Sappi Ltd.[a]	1,668,580	6,569,021

		6,569,021
SWEDEN — 1.98%
Holmen AB Class B	183,255	5,587,849

		5,587,849
UNITED KINGDOM — 3.81%
Mondi PLC	654,550	10,727,962

		10,727,962
UNITED STATES — 52.02%
CatchMark Timber Trust Inc. Class A	208,335	2,283,352
Deltic Timber Corp.	79,610	4,961,295
International Paper Co.	238,165	11,369,997
KapStone Paper and Packaging Corp.[a]	303,810	8,497,566
MeadWestvaco Corp.	275,880	11,294,527
Packaging Corp. of America	178,220	11,374,000
Plum Creek Timber Co. Inc.[b]	581,210	22,673,002
Potlatch Corp.[b]	292,030	11,742,526
Rayonier Inc.	731,975	22,793,701

Security	Shares	Value
Resolute Forest Products Inc.[a,b]	340,575	$5,326,593
Sonoco Products Co.	289,845	11,388,010
Weyerhaeuser Co.	719,245	22,915,146

		146,619,715

TOTAL COMMON STOCKS (Cost: $234,083,314)		270,416,647

PREFERRED STOCKS — 3.61%

BRAZIL — 3.61%
Klabin SA	10,526,400	10,184,344

		10,184,344

TOTAL PREFERRED STOCKS (Cost: $13,313,383)		10,184,344

SHORT-TERM INVESTMENTS — 8.48%

MONEY MARKET FUNDS — 8.48%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	22,169,292	22,169,292
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	1,374,513	1,374,513
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	363,231	363,231

		23,907,036

TOTAL SHORT-TERM INVESTMENTS (Cost: $23,907,036)		23,907,036

TOTAL INVESTMENTS IN SECURITIES — 108.04% (Cost: $271,303,733)		304,508,027
Other Assets, Less Liabilities — (8.04)%		(22,670,095)

NET ASSETS — 100.00%		$281,837,932

SP ADR — Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

18	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

September 30, 2014

	iShares Global 100 ETF	iShares Global Clean Energy ETF	iShares Global Infrastructure ETF

ASSETS
Investments, at cost:
Unaffiliated	$1,531,271,571	$58,001,281	$862,920,536
Affiliated (Note 2)	1,501,880	23,361,280	26,969,751

Total cost of investments	$1,532,773,451	$81,362,561	$889,890,287

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$1,739,910,217	$65,587,298	$972,446,645
Affiliated (Note 2)	1,501,880	23,361,280	26,969,751

Total fair value of investments	1,741,412,097	88,948,578	999,416,396
Foreign currency, at value[b]	3,206,713	114,768	777,131
Receivables:
Investment securities sold	—	—	38,120,826
Due from custodian (Note 4)	379,253	—	—
Dividends and interest	3,856,755	278,254	2,102,370

Total Assets	1,748,854,818	89,341,600	1,040,416,723

LIABILITIES
Payables:
Investment securities purchased	2,690,728	—	36,890,547
Collateral for securities on loan (Note 1)	—	23,330,790	26,065,979
Investment advisory fees (Note 2)	575,064	27,186	389,132

Total Liabilities	3,265,792	23,357,976	63,345,658

NET ASSETS	$1,745,589,026	$65,983,624	$977,071,065

Net assets consist of:
Paid-in capital	$1,708,265,754	$114,156,221	$909,516,355
Undistributed net investment income	8,945,944	501,413	8,050,055
Accumulated net realized loss	(180,111,799)	(56,257,550)	(49,985,445)
Net unrealized appreciation	208,489,127	7,583,540	109,490,100

NET ASSETS	$1,745,589,026	$65,983,624	$977,071,065

Shares outstanding[c]	22,500,000	6,100,000	23,000,000

Net asset value per share	$77.58	$10.82	$42.48

[a]	Securities on loan with values of $ —, $22,175,582 and $25,137,690, respectively. See Note 1.
[b]	Cost of foreign currency: $3,252,185, $115,193 and $784,742, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	19

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2014

	iShares Global Nuclear Energy ETF	iShares Global Timber & Forestry ETF

ASSETS
Investments, at cost:
Unaffiliated	$8,226,539	$247,396,697
Affiliated (Note 2)	8,869	23,907,036

Total cost of investments	$8,235,408	$271,303,733

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$8,731,024	$280,600,991
Affiliated (Note 2)	8,869	23,907,036

Total fair value of investments	8,739,893	304,508,027
Foreign currency, at value[b]	8,377	345,741
Receivables:
Investment securities sold	—	17,981,453
Dividends and interest	9,344	341,733

Total Assets	8,757,614	323,176,954

LIABILITIES
Payables:
Investment securities purchased	—	17,500,295
Collateral for securities on loan (Note 1)	—	23,543,805
Capital shares redeemed	—	179,298
Investment advisory fees (Note 2)	3,416	115,624

Total Liabilities	3,416	41,339,022

NET ASSETS	$8,754,198	$281,837,932

Net assets consist of:
Paid-in capital	$12,563,359	$275,561,125
Undistributed (distributions in excess of) net investment income	45,085	(689,102)
Accumulated net realized loss	(4,358,449)	(26,222,521)
Net unrealized appreciation	504,203	33,188,430

NET ASSETS	$8,754,198	$281,837,932

Shares outstanding[c]	240,000	5,700,000

Net asset value per share	$36.48	$49.45

[a]	Securities on loan with values of $ — and $22,899,743, respectively. See Note 1.
[b]	Cost of foreign currency: $8,417 and $360,115, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

20	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended September 30, 2014

	iShares Global 100 ETF	iShares Global Clean Energy ETF	iShares Global Infrastructure ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$28,744,629	$865,724	$20,562,131
Interest — affiliated (Note 2)	7	—	3
Securities lending income — affiliated (Note 2)	14,349	322,303	20,406

Total investment income	28,758,985	1,188,027	20,582,540

EXPENSES
Investment advisory fees (Note 2)	3,396,166	148,263	2,218,319

Total expenses	3,396,166	148,263	2,218,319

Net investment income	25,362,819	1,039,764	18,364,221

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(39,354,832)	(942,619)	(678,211)
In-kind redemptions — unaffiliated	—	—	5,605,030
Foreign currency transactions	(178,975)	(7,307)	(63,893)

Net realized gain (loss)	(39,533,807)	(949,926)	4,862,926

Net change in unrealized appreciation/depreciation on:
Investments	53,000,673	(1,994,052)	7,938,174
Translation of assets and liabilities in foreign currencies	(196,898)	(2,455)	(51,833)

Net change in unrealized appreciation/depreciation	52,803,775	(1,996,507)	7,886,341

Net realized and unrealized gain (loss)	13,269,968	(2,946,433)	12,749,267

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$38,632,787	$(1,906,669)	$31,113,488

[a]	Net of foreign withholding tax of $1,714,184, $42,896 and $1,325,810, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	21

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2014

	iShares Global Nuclear Energy ETF	iShares Global Timber & Forestry ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$172,366	$3,721,587
Interest — affiliated (Note 2)	—	1
Securities lending income — affiliated (Note 2)	1,101	113,498

Total investment income	173,467	3,835,086

EXPENSES
Investment advisory fees (Note 2)	21,053	729,465

Total expenses	21,053	729,465

Net investment income	152,414	3,105,621

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	120,526	(939,366)
In-kind redemptions — unaffiliated	—	9,538,591
Foreign currency transactions	(23)	(15,094)

Net realized gain	120,503	8,584,131

Net change in unrealized appreciation/depreciation on:
Investments	(272,801)	(20,915,217)
Translation of assets and liabilities in foreign currencies	(534)	(13,505)

Net change in unrealized appreciation/depreciation	(273,335)	(20,928,722)

Net realized and unrealized loss	(152,832)	(12,344,591)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(418)	$(9,238,970)

[a]	Net of foreign withholding tax of $16,573 and $250,444, respectively.

See notes to financial statements.

22	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Global 100 ETF		iShares Global Clean Energy ETF
	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$25,362,819	$52,305,350	$1,039,764	$604,074
Net realized loss	(39,533,807)	(17,716,878)	(949,926)	(997,412)
Net change in unrealized appreciation/depreciation	52,803,775	190,098,839	(1,996,507)	16,567,090

Net increase (decrease) in net assets resulting from operations	38,632,787	224,687,311	(1,906,669)	16,173,752

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(41,661,330)	(35,106,933)	(538,351)	(723,929)
Return of capital	—	—	—	(217,106)

Total distributions to shareholders	(41,661,330)	(35,106,933)	(538,351)	(941,035)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	137,182,095	244,327,128	12,628,784	12,377,873

Net increase in net assets from capital share transactions	137,182,095	244,327,128	12,628,784	12,377,873

INCREASE IN NET ASSETS	134,153,552	433,907,506	10,183,764	27,610,590

NET ASSETS
Beginning of period	1,611,435,474	1,177,527,968	55,799,860	28,189,270

End of period	$1,745,589,026	$1,611,435,474	$65,983,624	$55,799,860

Undistributed net investment income included in net assets at end of period	$8,945,944	$25,244,455	$501,413	$—

SHARES ISSUED
Shares sold	1,750,000	3,350,000	1,100,000	1,200,000

Net increase in shares outstanding	1,750,000	3,350,000	1,100,000	1,200,000

See notes to financial statements.

FINANCIAL STATEMENTS	23

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Global Infrastructure ETF		iShares Global Nuclear Energy ETF
	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$18,364,221	$22,256,963	$152,414	$266,954
Net realized gain (loss)	4,862,926	(5,762,532)	120,503	(678,434)
Net change in unrealized appreciation/depreciation	7,886,341	78,570,310	(273,335)	1,854,455

Net increase (decrease) in net assets resulting from operations	31,113,488	95,064,741	(418)	1,442,975

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(13,653,398)	(19,458,672)	(159,885)	(265,611)

Total distributions to shareholders	(13,653,398)	(19,458,672)	(159,885)	(265,611)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	184,177,239	347,848,839	—	—
Cost of shares redeemed	(16,751,384)	(43,802,746)	—	(1,386,685)

Net increase (decrease) in net assets from capital share transactions	167,425,855	304,046,093	—	(1,386,685)

INCREASE (DECREASE) IN NET ASSETS	184,885,945	379,652,162	(160,303)	(209,321)

NET ASSETS
Beginning of period	792,185,120	412,532,958	8,914,501	9,123,822

End of period	$977,071,065	$792,185,120	$8,754,198	$8,914,501

Undistributed net investment income included in net assets at end of period	$8,050,055	$3,339,232	$45,085	$52,556

SHARES ISSUED AND REDEEMED
Shares sold	4,300,000	9,100,000	—	—
Shares redeemed	(400,000)	(1,100,000)	—	(40,000)

Net increase (decrease) in shares outstanding	3,900,000	8,000,000	—	(40,000)

See notes to financial statements.

24	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Global Timber & Forestry ETF
	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$3,105,621	$5,057,149
Net realized gain (loss)	8,584,131	(1,781,281)
Net change in unrealized appreciation/depreciation	(20,928,722)	16,420,584

Net increase (decrease) in net assets resulting from operations	(9,238,970)	19,696,452

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,794,723)	(5,270,348)

Total distributions to shareholders	(3,794,723)	(5,270,348)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,705	44,017,195
Cost of shares redeemed	(32,413,506)	(26,586,033)

Net increase (decrease) in net assets from capital share transactions	(32,411,801)	17,431,162

INCREASE (DECREASE) IN NET ASSETS	(45,445,494)	31,857,266

NET ASSETS
Beginning of period	327,283,426	295,426,160

End of period	$281,837,932	$327,283,426

Distributions in excess of net investment income included in net assets at end of period	$(689,102)	$—

SHARES ISSUED AND REDEEMED
Shares sold	—	900,000
Shares redeemed	(630,000)	(510,000)

Net increase (decrease) in shares outstanding	(630,000)	390,000

See notes to financial statements.

FINANCIAL STATEMENTS	25

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global 100 ETF
	Six months ended Sep. 30, 2014 (Unaudited)	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010
Net asset value, beginning of period	$77.66	$67.67	$63.57	$65.10	$60.68	$42.32

Income from investment operations:
Net investment income[a]	1.18	2.72 [b]	1.84	1.85	1.47	1.51
Net realized and unrealized gain (loss)[c]	0.70	9.10	4.05	(1.59)	4.32	18.52

Total from investment operations	1.88	11.82	5.89	0.26	5.79	20.03

Less distributions from:
Net investment income	(1.96)	(1.83)	(1.79)	(1.79)	(1.37)	(1.67)

Total distributions	(1.96)	(1.83)	(1.79)	(1.79)	(1.37)	(1.67)

Net asset value, end of period	$77.58	$77.66	$67.67	$63.57	$65.10	$60.68

Total return	2.38%[d]	17.77%	9.64%	0.57%	9.87%	48.05%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,745,589	$1,611,435	$1,177,528	$1,067,999	$1,110,015	$843,464
Ratio of expenses to average net assets[e]	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets[e]	2.99%	3.74%[b]	2.95%	3.03%	2.47%	2.72%
Portfolio turnover rate[f]	11%	5%	5%	4%	6%	6%

[a]	Based on average shares outstanding throughout each period.
[b]	Includes a one-time special distribution from Vodafone Group PLC which represented $0.76 per share and 1.05% of average net assets.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

26	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Clean Energy ETF
	Six months ended Sep. 30, 2014 (Unaudited)	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010
Net asset value, beginning of period	$11.16	$7.42	$9.10	$18.73	$18.98	$17.30

Income from investment operations:
Net investment income[a]	0.19	0.14	0.26	0.45	0.25	0.29
Net realized and unrealized gain (loss)[b]	(0.43)	3.82	(1.66)	(9.68)	(0.20)	1.68

Total from investment operations	(0.24)	3.96	(1.40)	(9.23)	0.05	1.97

Less distributions from:
Net investment income	(0.10)	(0.17)	(0.28)	(0.40)	(0.28)	(0.29)
Return of capital	—	(0.05)	—	—	(0.02)	—

Total distributions	(0.10)	(0.22)	(0.28)	(0.40)	(0.30)	(0.29)

Net asset value, end of period	$10.82	$11.16	$7.42	$9.10	$18.73	$18.98

Total return	(2.22)%[c]	54.02%[d]	(15.79)%[e]	(49.53)%	0.55%	11.18%

Ratios/Supplemental data:
Net assets, end of period (000s)	$65,984	$55,800	$28,189	$34,598	$74,921	$68,336
Ratio of expenses to average net assets[f]	0.47%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[f]	3.31%	1.44%	3.61%	3.66%	1.47%	1.33%
Portfolio turnover rate[g]	24%	27%	44%	58%	39%	30%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	The total return presented was calculated for financial reporting purposes using the beginning net asset value as of March 31, 2013. For financial reporting purposes, the Fund’s investments were fair valued as of the reporting date of March 31, 2013 which took into account certain foreign exchanges that were open for trading on March 29, 2013. The Fund’s total return calculated using the beginning net asset value as of March 28, 2013 (the last day the Fund’s listing exchange was open during the year ended March 31, 2013) was 54.85%.
[e]	The total return presented was calculated using the ending net asset value as of March 28, 2013 (the last day the Fund’s listing exchange was open during the year ended March 31, 2013). For financial reporting purposes, the Fund’s investments were fair valued as of the reporting date of March 31, 2013 which took into account certain foreign exchanges that were open for trading on March 29, 2013. As such, the total return for the year ended March 31, 2013, calculated for financial reporting purposes was -15.33%.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	27

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Infrastructure ETF
	Six months ended Sep. 30, 2014 (Unaudited)	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010
Net asset value, beginning of period	$41.48	$37.17	$35.44	$36.75	$34.18	$24.34

Income from investment operations:
Net investment income[a]	0.85	1.46	1.37	1.45	1.13	1.11
Net realized and unrealized gain (loss)[b]	0.77	4.19	1.82	(1.31)	2.74	9.87

Total from investment operations	1.62	5.65	3.19	0.14	3.87	10.98

Less distributions from:
Net investment income	(0.62)	(1.34)	(1.46)	(1.45)	(1.30)	(1.14)

Total distributions	(0.62)	(1.34)	(1.46)	(1.45)	(1.30)	(1.14)

Net asset value, end of period	$42.48	$41.48	$37.17	$35.44	$36.75	$34.18

Total return	3.89%[c]	15.91%	9.36%	0.65%	11.77%	45.76%

Ratios/Supplemental data:
Net assets, end of period (000s)	$977,071	$792,185	$412,533	$435,947	$518,216	$481,971
Ratio of expenses to average net assets[d]	0.47%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[d]	3.91%	3.84%	3.91%	4.15%	3.32%	3.46%
Portfolio turnover rate[e]	6%	16%	10%	16%	17%	25%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

28	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Nuclear Energy ETF
	Six months ended Sep. 30, 2014 (Unaudited)	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010
Net asset value, beginning of period	$37.14	$32.59	$35.29	$41.23	$40.44	$30.22

Income from investment operations:
Net investment income[a]	0.64	1.07	0.89	0.94	1.00	0.70
Net realized and unrealized gain (loss)[b]	(0.63)	4.59	(2.59)	(5.87)	1.16	10.15

Total from investment operations	0.01	5.66	(1.70)	(4.93)	2.16	10.85

Less distributions from:
Net investment income	(0.67)	(1.11)	(1.00)	(1.01)	(1.37)	(0.63)

Total distributions	(0.67)	(1.11)	(1.00)	(1.01)	(1.37)	(0.63)

Net asset value, end of period	$36.48	$37.14	$32.59	$35.29	$41.23	$40.44

Total return	(0.02)%[c]	17.61%[d]	(4.55)%[d]	(11.97)%	5.44%	36.04%

Ratios/Supplemental data:
Net assets, end of period (000s)	$8,754	$8,915	$9,124	$11,999	$17,318	$17,794
Ratio of expenses to average net assets[e]	0.47%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	3.42%	3.05%	2.77%	2.60%	2.46%	1.74%
Portfolio turnover rate[f]	23%	47%	45%	50%	40%	41%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	The total return presented was calculated using the net asset value as of March 28, 2013 (the last day the Fund’s listing exchange was open during the year ended March 31, 2013). For financial reporting purposes, the Fund’s investments were fair valued as of the reporting date of March 31, 2013 which took into account certain foreign exchanges that were open for trading on March 29, 2013. As such, the total return calculated for financial reporting purposes for the years ended March 31, 2014 and 2013 were 17.79% and -4.70%, respectively.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	29

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Timber & Forestry ETF
	Six months ended Sep. 30, 2014 (Unaudited)	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010
Net asset value, beginning of period	$51.70	$49.74	$41.22	$50.64	$41.26	$22.10

Income from investment operations:
Net investment income[a]	0.52	0.79	0.57	0.72	1.66	0.39
Net realized and unrealized gain (loss)[b]	(2.12)	1.99	8.53	(9.24)	8.83	19.20

Total from investment operations	(1.60)	2.78	9.10	(8.52)	10.49	19.59

Less distributions from:
Net investment income	(0.65)	(0.82)	(0.58)	(0.90)	(1.11)	(0.38)
Return of capital	—	—	—	—	—	(0.05)

Total distributions	(0.65)	(0.82)	(0.58)	(0.90)	(1.11)	(0.43)

Net asset value, end of period	$49.45	$51.70	$49.74	$41.22	$50.64	$41.26

Total return	(3.15)%[c]	5.63%[d]	22.75%[d]	(16.72)%	26.04%	88.81%

Ratios/Supplemental data:
Net assets, end of period (000s)	$281,838	$327,283	$295,426	$163,247	$279,537	$49,515
Ratio of expenses to average net assets[e]	0.47%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	2.01%	1.58%	1.35%	1.75%	3.70%	1.11%
Portfolio turnover rate[f]	7%	29%	15%	21%	23%	45%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	The total return presented was calculated using the net asset value as of March 28, 2013 (the last day the Fund’s listing exchange was open during the year ended March 31, 2013). For financial reporting purposes, the Fund’s investments were fair valued as of the reporting date of March 31, 2013 which took into account certain foreign exchanges that were open for trading on March 29, 2013. As such, the total return calculated for financial reporting purposes for the years ended March 31, 2014 and 2013 were 5.78% and 22.57%, respectively.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such transactions, the portfolio turnover rates for the six months ended September 30,2014, years ended March 31, 2014 and March 31, 2013 were 7%, 28% and 15%, respectively. See Note 4.

See notes to financial statements.

30	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Global 100	Diversified
Global Clean Energy	Non-diversified
Global Infrastructure	Diversified
Global Nuclear Energy	Non-diversified
Global Timber & Forestry	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 (ASC 946).

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

NOTES TO FINANCIAL STATEMENTS	31

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

As of September 30, 2014, the value of each of the Funds’ investments was classified as Level 1. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

32	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of September 30, 2014 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2014, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. During the term of the loan, each Fund is

NOTES TO FINANCIAL STATEMENTS	33

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of September 30, 2014, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The value of any securities on loan as of September 30, 2014 and the value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of each Fund’s securities lending agreements which are subject to offset under an MSLA as of September 30, 2014:

iShares ETF	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Global Clean Energy	$22,175,582	$22,175,582	$—
Global Infrastructure	25,137,690	25,137,690	—
Global Timber & Forestry	22,899,743	22,899,743	—

[a]	Collateral received in excess of the market value of securities on loan is not presented for financial reporting purposes. The total collateral received is disclosed in each Fund’s statement of assets and liabilities.

RECENT ACCOUNTING STANDARD

In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings, including securities lending. The guidance is effective for financial statements for fiscal years beginning after December 15, 2014, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statements and disclosures.

34	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each of the iShares Global Clean Energy, iShares Global Infrastructure, iShares Global Nuclear Energy and iShares Global Timber & Forestry ETFs, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.48%	First $10 billion
0.43	Over $10 billion, up to and including $20 billion
0.38	Over $20 billion

For its investment advisory services to the iShares Global 100 ETF, BFA is entitled to an annual investment advisory fee of 0.40% based on the average daily net assets of the Fund.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, (i) each Fund retains 75% of securities lending income and (ii) these amounts can never be less than 65% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013 and pursuant to a securities lending agreement, (i) each Fund will receive for the remainder of that calendar year 80% of securities lending income and (ii) these amounts can never be less than 65% of the total of securities lending income plus the collateral investment fees.

NOTES TO FINANCIAL STATEMENTS	35

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For the six months ended September 30, 2014, each Fund paid to BTC the following amounts in total for securities lending agent services and collateral investment fees:

iShares ETF	Fees Paid to BTC
Global 100	$4,861
Global Clean Energy	111,759
Global Infrastructure	9,369
Global Nuclear Energy	390
Global Timber & Forestry	42,495

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the six months ended September 30, 2014, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended September 30, 2014 were as follows:

iShares ETF	Purchases	Sales
Global 100	$189,349,523	$201,396,412
Global Clean Energy	15,451,748	15,008,810
Global Infrastructure	64,808,451	59,139,321
Global Nuclear Energy	1,995,335	1,992,587
Global Timber & Forestry	21,087,762	22,540,924

In-kind transactions (see Note 4) for the six months ended September 30, 2014 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Global 100	$136,065,990	$—
Global Clean Energy	12,520,051	—
Global Infrastructure	180,585,031	16,559,661
Global Timber & Forestry	—	30,837,990

36	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	MARKET AND CREDIT RISK

In the normal course of business, each Fund’s investment activities exposes it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in equity instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Each Fund invests a substantial amount of its assets in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available

NOTES TO FINANCIAL STATEMENTS	37

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

The iShares Global Clean Energy ETF, iShares Global Infrastructure ETF, iShares Global Nuclear Energy ETF and iShares Global Timber & Forestry ETF each invests all or substantially all of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions affecting those market sectors may have a significant impact on its investment performance.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in the statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

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As of March 31, 2014, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2015	Expiring 2017	Expiring 2018	Expiring 2019	Total
Global 100	$30,293,700	$2,131,997	$36,258,744	$24,526,269	$6,005,251	$99,215,961
Global Clean Energy	37,281,472	—	2,161,286	1,739,302	10,242,130	51,424,190
Global Infrastructure	11,290,548	—	1,561,517	18,904,786	2,316,252	34,073,103
Global Nuclear Energy	3,313,741	—	293,258	96,039	178,258	3,881,296
Global Timber & Forestry	30,915,786	—	—	—	—	30,915,786

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of September 30, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global 100	$1,573,476,074	$292,684,335	$(124,748,312)	$167,936,023
Global Clean Energy	85,113,453	11,240,874	(7,405,749)	3,835,125
Global Infrastructure	908,520,255	135,553,043	(44,656,902)	90,896,141
Global Nuclear Energy	8,622,850	1,159,867	(1,042,824)	117,043
Global Timber & Forestry	274,686,516	44,011,751	(14,190,240)	29,821,511

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2014, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	PLANNED FUND LIQUIDATION

On July 22, 2014, the Board unanimously voted to close and liquidate the iShares Global Nuclear Energy ETF. After the close of business on October 14, 2014, the Fund will no longer accept creation orders. Trading in the Fund will be halted prior to market open on October 15, 2014. Proceeds of the liquidation are currently scheduled to be sent to shareholders on October 21, 2014.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	39

Board Review and Approval of Investment Advisory

Contract

iSHARES® TRUST

I. iShares Global 100 ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on March 12, 2014, May 6, 2014, and May 12, 2014, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 16, 2014, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-13, 2014, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other exchange traded funds (including funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board noted that, prior to 2014, Lipper had used a different methodology to determine the Fund’s Lipper group, which included mutual funds, closed-end funds, exchange traded funds, and/or funds with differing investment objective classifications, investment focuses and other characteristics (e.g. actively managed funds and funds sponsored by “at cost” service providers), as applicable. The Board further noted that, after consideration by the 15(c) Committee, the Board determined to use instead Lipper’s proprietary ETF methodology to determine the Fund’s Lipper Group. This determination was based on, among other considerations, the increased number and types of ETFs available for comparative purposes than was the case in prior years. The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the applicable Lipper Group and to prepare this information. At the Board’s request, Lipper provided, and the Board considered, information on the impact to the iShares funds’ comparative fee rankings that were attributable to the change from a pure index group methodology to Lipper’s proprietary ETF methodology. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses for the Fund were within range of the median of the investment advisory fee rates and overall expenses of the funds in its Lipper Group.

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In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2013, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its respective performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that are not exchange traded funds or index funds, and that may have different investment objectives and/or benchmarks from the Fund. In addition, the Board noted that the Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its relevant benchmark index. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Fund and its shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years, including in such areas as investor education, product management, customized portfolio consulting support, capital markets support, and proprietary risk and performance analytics tools. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-13, 2014 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential

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Board Review and Approval of Investment Advisory

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economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the investment advisory fee rate incorporates potential economies of scale and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with a substantially similar investment objective and strategy as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different, generally more extensive services provided to the Fund, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services

42	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

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and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

II. iShares Global Clean Energy ETF, iShares Global Infrastructure ETF, iShares Global Nuclear Energy ETF and iShares Global Timer & Forestry ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on March 12, 2014, May 6, 2014, and May 12, 2014, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 16, 2014, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-13, 2014, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other exchange traded funds (including funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board noted that, prior to 2014, Lipper had used a different methodology to determine a Fund’s Lipper group, which included mutual funds, closed-end funds, exchange traded funds, and/or funds with

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	43

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differing investment objective classifications, investment focuses and other characteristics (e.g. actively managed funds and funds sponsored by “at cost” service providers), as applicable. The Board further noted that, after consideration by the 15(c) Committee, the Board determined to use instead Lipper’s proprietary ETF methodology to determine a Fund’s Lipper Group. This determination was based on, among other considerations, the increased number and types of ETFs available for comparative purposes than was the case in prior years. The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. At the Board’s request, Lipper provided, and the Board considered, information on the impact to the iShares funds’ comparative fee rankings that were attributable to the change from a pure index group methodology to Lipper’s proprietary ETF methodology. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses for the Funds were lower than the median of the investment advisory fee rates and overall expenses of the funds in their respective Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2013, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that are not exchange traded funds or index funds, and that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years, including in such areas as investor education, product management, customized portfolio consulting support, capital markets support, and proprietary risk and performance analytics tools. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-13, 2014 meeting and

44	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

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throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Funds already provided for breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fee rates reflects appropriate sharing of potential economies of scale with the Funds’ shareholders and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially similar investment objectives and strategies as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different, generally more extensive services provided to the Funds, as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors

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Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that each Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of each Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

46	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Global Clean Energy	$0.081792	$—	$0.016090	$0.097882	84%	—%	16%	100%
Global Timber & Forestry	0.412839	—	0.232522	0.645361	64	—	36	100

SUPPLEMENTAL INFORMATION	47

Notes:

48	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	49

Notes:

50	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

Certain financial information required by regulations or listing exchange rules in jurisdictions outside the U.S. in which iShares Funds are cross-listed may be publicly filed in those jurisdictions. This information is available upon request by calling 1-800-474-2737.

©2014 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-33-0914

SEPTEMBER 30, 2014

2014 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Global Consumer Discretionary ETF | RXI | NYSE Arca
➢	iShares Global Consumer Staples ETF | KXI | NYSE Arca
➢	iShares Global Energy ETF | IXC | NYSE Arca
➢	iShares Global Financials ETF | IXG | NYSE Arca
➢	iShares Global Healthcare ETF | IXJ | NYSE Arca
➢	iShares Global Industrials ETF | EXI | NYSE Arca
➢	iShares Global Materials ETF | MXI | NYSE Arca
➢	iShares Global Tech ETF | IXN | NYSE Arca
➢	iShares Global Telecom ETF | IXP | NYSE Arca
➢	iShares Global Utilities ETF | JXI | NYSE Arca

Fund Performance Overview

iSHARES® GLOBAL CONSUMER DISCRETIONARY ETF

Performance as of September 30, 2014

The iShares Global Consumer Discretionary ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the consumer discretionary sector, as represented by the S&P Global 1200 Consumer Discretionary Sector Index™ (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2014, the total return for the Fund was -0.41%, net of fees, while the total return for the Index was -0.60%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	5.59%	5.30%	5.18%	5.59%	5.30%	5.18%
5 Years	16.01%	15.99%	15.91%	110.10%	109.92%	109.23%
Since Inception	7.60%	7.58%	7.55%	80.33%	80.14%	79.63%

The inception date of the Fund was 9/12/06. The first day of secondary market trading was 9/21/06.

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period [a]	Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$995.90	$2.35	$1,000.00	$1,022.70	$2.38	0.47%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

PORTFOLIO ALLOCATION

As of 9/30/14

Sector	Percentage of Total Investments*

Retailing	25.28%
Automobiles & Components	24.70
Media	23.49
Consumer Durables & Apparel	13.87
Consumer Services	12.29
Capital Goods	0.37

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS

As of 9/30/14

Country	Percentage of Total Investments*

United States	57.81%
Japan	14.38
United Kingdom	6.53
Germany	5.87
France	4.83
Canada	2.07
Switzerland	1.63
Sweden	1.34
Hong Kong	1.27
South Korea	0.96

TOTAL	96.69%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® GLOBAL CONSUMER STAPLES ETF

Performance as of September 30, 2014

The iShares Global Consumer Staples ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the consumer staples sector, as represented by the S&P Global 1200 Consumer Staples Sector Index™ (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2014, the total return for the Fund was 2.78%, net of fees, while the total return for the Index was 2.80%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	8.87%	8.80%	8.92%	8.87%	8.80%	8.92%
5 Years	13.11%	13.11%	13.14%	85.17%	85.16%	85.38%
Since Inception	9.35%	9.35%	9.39%	105.44%	105.45%	105.94%

The inception date of the Fund was 9/12/06. The first day of secondary market trading was 9/21/06.

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period [a]	Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,027.80	$2.39	$1,000.00	$1,022.70	$2.38	0.47%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

PORTFOLIO ALLOCATION

As of 9/30/14

Sector	Percentage of Total Investments*

Food Products	24.59%
Beverages	23.27
Food & Staples Retailing	20.56
Tobacco	14.62
Household Products	13.85
Personal Products	3.11

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS

As of 9/30/14

Country	Percentage of Total Investments*

United States	53.12%
United Kingdom	13.93
Switzerland	7.52
Japan	5.60
France	4.16
Belgium	3.21
Netherlands	3.14
Australia	2.68
Brazil	1.45
Mexico	1.04

TOTAL	95.85%

*	Excludes money market funds.

6	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® GLOBAL ENERGY ETF

Performance as of September 30, 2014

The iShares Global Energy ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the energy sector, as represented by the S&P Global 1200 Energy Sector Index™ (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2014, the total return for the Fund was 1.54%, net of fees, while the total return for the Index was 1.52%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	9.53%	9.51%	9.55%	9.53%	9.51%	9.55%
5 Years	7.76%	7.67%	7.84%	45.34%	44.70%	45.88%
10 Years	8.90%	8.88%	8.87%	134.66%	134.11%	133.94%

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period [a]	Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,015.40	$2.37	$1,000.00	$1,022.70	$2.38	0.47%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

PORTFOLIO ALLOCATION

As of 9/30/14

Sector	Percentage of Total Investments*

Integrated Oil & Gas	55.02%
Oil & Gas Exploration & Production	21.49
Oil & Gas Equipment & Services	10.54
Oil & Gas Storage & Transportation	6.78
Oil & Gas Refining & Marketing	3.78
Oil & Gas Drilling	1.86
Coal & Consumable Fuels	0.53

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS

As of 9/30/14

Country	Percentage of Total Investments*

United States	56.40%
United Kingdom	15.74
Canada	9.97
France	5.46
Italy	2.67
China	2.55
Australia	2.14
Norway	1.44
Brazil	1.34
Japan	0.89

TOTAL	98.60%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® GLOBAL FINANCIALS ETF

Performance as of September 30, 2014

The iShares Global Financials ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the financials sector, as represented by the S&P Global 1200 Financials Sector Index™ (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2014, the total return for the Fund was 1.06%, net of fees, while the total return for the Index was 1.20%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	9.66%	9.26%	9.89%	9.66%	9.26%	9.89%
5 Years	6.11%	6.04%	6.22%	34.52%	34.05%	35.22%
10 Years	2.03%	1.99%	2.06%	22.26%	21.82%	22.66%

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period [a]	Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,010.60	$2.37	$1,000.00	$1,022.70	$2.38	0.47%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

PORTFOLIO ALLOCATION

As of 9/30/14

Sector	Percentage of Total Investments*

Commercial Banks	50.82%
Insurance	18.61
Capital Markets	9.76
Diversified Financial Services	7.69
Real Estate Investment Trusts (REITs)	7.49
Real Estate Management & Development	2.83
Consumer Finance	2.57
Thrifts & Mortgage Finance	0.15
Commercial Services & Supplies	0.08

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS

As of 9/30/14

Country	Percentage of Total Investments*

United States	43.15%
United Kingdom	8.71
Australia	7.37
Canada	7.05
Japan	6.34
Spain	3.49
France	3.00
Switzerland	3.00
Germany	2.70
Hong Kong	2.49

TOTAL	87.30%

*	Excludes money market funds.

8	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® GLOBAL HEALTHCARE ETF

Performance as of September 30, 2014

The iShares Global Healthcare ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the healthcare sector, as represented by the S&P Global 1200 Health Care Sector Index™ (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2014, the total return for the Fund was 8.50%, net of fees, while the total return for the Index was 8.59%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	24.87%	24.77%	25.02%	24.87%	24.77%	25.02%
5 Years	17.45%	17.49%	17.48%	123.46%	123.85%	123.80%
10 Years	9.67%	9.69%	9.74%	151.71%	152.24%	153.20%

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period [a]	Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,085.00	$2.46	$1,000.00	$1,022.70	$2.38	0.47%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

PORTFOLIO ALLOCATION

As of 9/30/14

Sector	Percentage of Total Investments*

Pharmaceuticals	60.94%
Biotechnology	14.25
Health Care Providers & Services	11.05
Health Care Equipment & Supplies	10.89
Life Sciences Tools & Services	2.40
Health Care Technology	0.47

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS

As of 9/30/14

Country	Percentage of Total Investments*

United States	63.03%
Switzerland	12.53
United Kingdom	6.96
Germany	4.34
France	4.09
Japan	3.66
Denmark	2.69
Canada	1.37
Australia	1.04
Belgium	0.29

TOTAL	100.00%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® GLOBAL INDUSTRIALS ETF

Performance as of September 30, 2014

The iShares Global Industrials ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the industrials sector, as represented by the S&P Global 1200 Industrials Sector Index™ (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2014, the total return for the Fund was -0.13%, net of fees, while the total return for the Index was -0.24%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	9.31%	8.82%	9.24%	9.31%	8.82%	9.24%
5 Years	12.50%	12.43%	12.42%	80.23%	79.68%	79.58%
Since Inception	6.25%	6.23%	6.23%	62.89%	62.69%	62.67%

The inception date of the Fund was 9/12/06. The first day of secondary market trading was 9/21/06.

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period [a]	Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$998.70	$2.35	$1,000.00	$1,022.70	$2.38	0.47%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

PORTFOLIO ALLOCATION

As of 9/30/14

Sector	Percentage of Total Investments*

Capital Goods	71.54%
Transportation	21.21
Commercial & Professional Services	7.25

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS

As of 9/30/14

Country	Percentage of Total Investments*

United States	51.57%
Japan	15.33
France	5.74
United Kingdom	5.34
Germany	4.37
Canada	3.02
Sweden	2.96
Switzerland	2.73
Australia	1.52
Netherlands	1.21

TOTAL	93.79%

*	Excludes money market funds.

10	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® GLOBAL MATERIALS ETF

Performance as of September 30, 2014

The iShares Global Materials ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the materials sector, as represented by the S&P Global 1200 Materials Sector Index™ (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2014, the total return for the Fund was -2.64%, net of fees, while the total return for the Index was -2.54%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	2.24%	2.02%	2.47%	2.24%	2.02%	2.47%
5 Years	3.58%	3.50%	3.87%	19.21%	18.78%	20.89%
Since Inception	4.36%	4.32%	4.63%	41.05%	40.55%	43.90%

The inception date of the Fund was 9/12/06. The first day of secondary market trading was 9/21/06.

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period [a]	Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$973.60	$2.33	$1,000.00	$1,022.70	$2.38	0.47%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

PORTFOLIO ALLOCATION

As of 9/30/14

Sector	Percentage of Total Investments*

Chemicals	51.11%
Metals & Mining	38.21
Construction Materials	5.34
Containers & Packaging	3.04
Paper & Forest Products	2.30

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS

As of 9/30/14

Country	Percentage of Total Investments*

United States	33.39%
United Kingdom	13.14
Australia	8.79
Germany	8.31
Japan	8.29
Canada	6.90
France	4.06
Switzerland	3.63
Taiwan	2.35
South Korea	1.95

TOTAL	90.81%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview

iSHARES® GLOBAL TECH ETF

Performance as of September 30, 2014

The iShares Global Tech ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the technology sector, as represented by the S&P Global 1200 Information Technology Sector Index™ (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2014, the total return for the Fund was 8.72%, net of fees, while the total return for the Index was 8.82%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	23.52%	23.70%	23.69%	23.52%	23.70%	23.69%
5 Years	12.93%	12.96%	13.32%	83.69%	83.90%	86.84%
10 Years	8.03%	7.99%	8.38%	116.55%	115.76%	123.69%

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period [a]	Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,087.20	$2.46	$1,000.00	$1,022.70	$2.38	0.47%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

PORTFOLIO ALLOCATION

As of 9/30/14

Sector	Percentage of Total Investments*

Computers & Peripherals	20.49%
Semiconductors & Semiconductor Equipment	17.79
Software	17.56
Internet Software & Services	15.65
IT Services	14.65
Communications Equipment	7.72
Electronic Equipment, Instruments & Components	6.14

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS

As of 9/30/14

Country	Percentage of Total Investments*

United States	78.35%
Japan	5.65
South Korea	3.63
Taiwan	3.35
Germany	1.82
China	1.79
Netherlands	1.18
Sweden	1.06
France	0.76
Finland	0.73

TOTAL	98.32%

*	Excludes money market funds.

12	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® GLOBAL TELECOM ETF

Performance as of September 30, 2014

The iShares Global Telecom ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the telecommunications sector, as represented by the S&P Global 1200 Telecommunications Services Sector Index™ (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2014, the total return for the Fund was 3.57%, net of fees, while the total return for the Index was 3.39%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	9.67%	9.55%	9.47%	9.67%	9.55%	9.47%
5 Years	9.56%	9.51%	9.39%	57.84%	57.49%	56.64%
10 Years	7.89%	7.85%	7.73%	113.67%	112.86%	110.60%

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period [a]	Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,035.70	$2.40	$1,000.00	$1,022.70	$2.38	0.47%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

PORTFOLIO ALLOCATION

As of 9/30/14

Sector	Percentage of Total Investments*

Diversified Telecommunication Services	74.42%
Wireless Telecommunication Services	25.58

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS

As of 9/30/14

Country	Percentage of Total Investments*

United States	34.48%
United Kingdom	11.22
Japan	10.96
Canada	5.72
France	5.42
China	4.98
Spain	4.79
Australia	4.65
Mexico	4.22
Germany	3.86

TOTAL	90.30%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	13

Fund Performance Overview

iSHARES® GLOBAL UTILITIES ETF

Performance as of September 30, 2014

The iShares Global Utilities ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the utilities sector, as represented by the S&P Global 1200 Utilities Sector Index™ (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2014, the total return for the Fund was 1.85%, net of fees, while the total return for the Index was 1.75%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	13.34%	13.48%	13.15%	13.34%	13.48%	13.15%
5 Years	4.61%	4.54%	4.34%	25.25%	24.87%	23.68%
Since Inception	3.16%	3.15%	2.98%	28.50%	28.38%	26.71%

The inception date of the Fund was 9/12/06. The first day of secondary market trading was 9/21/06.

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period [a]	Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,018.50	$2.38	$1,000.00	$1,022.70	$2.38	0.47%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

PORTFOLIO ALLOCATION

As of 9/30/14

Sector	Percentage of Total Investments*

Electric Utilities	49.85%
Multi-Utilities	38.28
Gas Utilities	7.27
Independent Power Producers & Energy Traders	3.04
Water Utilities	1.56

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS

As of 9/30/14

Country	Percentage of Total Investments*

United States	50.53%
United Kingdom	12.05
Spain	6.45
France	5.96
Germany	5.34
Italy	5.09
Japan	4.41
Hong Kong	3.97
Australia	1.28
Portugal	1.09

TOTAL	96.17%

*	Excludes money market funds.

14	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on April 1, 2014 and held through September 30, 2014, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	15

Schedule of Investments (Unaudited)

iSHARES® GLOBAL CONSUMER DISCRETIONARY ETF

September 30, 2014

Security	Shares	Value

COMMON STOCKS — 98.38%

AUSTRALIA — 0.20%
Crown Resorts Ltd.	26,247	$316,951

		316,951
CANADA — 2.07%
Canadian Tire Corp. Ltd. Class A NVS	4,056	416,470
Gildan Activewear Inc.	5,265	288,655
Magna International Inc. Class A	9,945	945,956
Shaw Communications Inc. Class B	19,305	474,182
Thomson Reuters Corp.	17,082	623,637
Tim Hortons Inc.	6,513	513,965

		3,262,865
DENMARK — 0.28%
Pandora A/S	5,694	446,518

		446,518
FINLAND — 0.08%
Nokian Renkaat OYJ	3,978	120,002

		120,002
FRANCE — 4.82%
Accor SA	8,073	358,110
Christian Dior SA	2,301	385,724
Compagnie Generale des Etablissements Michelin Class B	8,697	820,471
Hermes International SCA	507	151,631
Kering	3,315	668,562
Lagardere SCA	4,290	114,836
LVMH Moet Hennessy Louis Vuitton SA	12,363	2,009,980
PSA Peugeot Citroen SAa	20,476	262,672
Publicis Groupe SA	8,736	600,014
Renault SA	9,399	680,933
SES SA Class A FDR	20,358	704,009
Sodexo	4,329	423,708
Valeo SA	3,822	425,408

		7,606,058
GERMANY — 4.52%
Adidas AG	9,243	691,816
Bayerische Motoren Werke AG	14,586	1,566,558
Continental AG	4,641	883,222
Daimler AG Registered	44,538	3,416,829
ProSiebenSat.1 Media AG Registered	9,009	359,059

Security	Shares	Value

Volkswagen AG	1,053	$218,552

		7,136,036
HONG KONG — 1.26%
Galaxy Entertainment Group Ltd.[b]	117,000	679,541
Michael Kors Holdings Ltd.[a]	9,360	668,210
Sands China Ltd.	124,800	650,912

		1,998,663
ITALY — 0.63%
Fiat SpA[a,b]	39,702	383,173
Luxottica Group SpA	5,967	310,709
Mediaset SpA[a]	27,768	106,637
Pirelli & C. SpA	14,352	198,706

		999,225
JAPAN — 14.34%
Aisin Seiki Co. Ltd.	7,800	281,225
Bridgestone Corp.	31,200	1,030,187
Denso Corp.	23,400	1,078,326
Dentsu Inc.	11,700	445,303
Fast Retailing Co. Ltd.	2,900	970,368
Fuji Heavy Industries Ltd.	31,200	1,031,325
Honda Motor Co. Ltd.	81,900	2,837,139
Isuzu Motors Ltd.	31,200	440,859
Nikon Corp.	19,500	281,759
Nissan Motor Co. Ltd.	120,900	1,178,195
Nitori Holdings Co. Ltd.	3,900	241,406
Oriental Land Co. Ltd.	2,700	510,365
Panasonic Corp.	101,400	1,205,855
Sega Sammy Holdings Inc.	11,700	188,254
Sekisui House Ltd.	27,300	321,542
Sharp Corp.[a]	78,000	221,852
Sony Corp.	46,800	849,435
Sumitomo Electric Industries Ltd.	39,000	576,138
Suzuki Motor Corp.	19,500	646,267
Toyota Industries Corp.	7,800	376,863
Toyota Motor Corp.	132,600	7,812,515
Yamada Denki Co. Ltd.	42,700	124,564

		22,649,742
MEXICO — 0.54%
Grupo Elektra SAB de CVb	5,070	142,690
Grupo Televisa SAB de CV CPO	105,300	714,270

		856,960
NETHERLANDS — 0.70%
Reed Elsevier NV	32,877	746,327
Wolters Kluwer NV	13,416	357,937

		1,104,264

16	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL CONSUMER DISCRETIONARY ETF

September 30, 2014

Security	Shares	Value

SOUTH KOREA — 0.96%
Hyundai Motor Co. NVS SP GDR[b,c]	14,781	$836,605
Hyundai Motor Co. SP GDR[d]	7,549	681,395

		1,518,000
SPAIN — 0.86%
Inditex SA	49,257	1,361,148

		1,361,148
SWEDEN — 1.34%
Electrolux AB Class B	11,778	311,917
Hennes & Mauritz AB Class B	43,407	1,803,506

		2,115,423
SWITZERLAND — 1.63%
Compagnie Financiere Richemont SA Class A Bearer	22,981	1,884,418
Swatch Group AG (The) Bearer	1,443	685,784

		2,570,202
UNITED KINGDOM — 6.51%
British Sky Broadcasting Group PLC	50,388	720,475
Burberry Group PLC	20,553	503,458
Carnival PLC	9,984	398,812
Compass Group PLC	77,376	1,249,991
Daily Mail & General Trust PLC Class A NVS	12,402	154,008
GKN PLC	86,658	448,430
InterContinental Hotels Group PLC	11,622	448,228
ITV PLC	165,165	556,400
Kingfisher PLC	109,590	575,447
Ladbrokes PLC	45,357	95,148
Marks & Spencer Group PLC	71,019	465,826
Next PLC	7,176	768,384
Pearson PLC	38,142	766,740
Persimmon PLC	13,026	281,702
Reed Elsevier PLC	50,622	810,811
UBM PLC	11,622	109,843
Whitbread PLC	7,917	533,151
William Hill PLC	37,557	225,155
WPP PLC	57,954	1,165,007

		10,277,016
UNITED STATES — 57.64%
Amazon.com Inc.[a]	16,965	5,470,195
AutoNation Inc.[a,b]	3,432	172,664
AutoZone Inc.[a,b]	1,521	775,193
Bed Bath & Beyond Inc.[a]	9,516	626,438
Best Buy Co. Inc.	12,636	424,443

Security	Shares	Value

BorgWarner Inc.	10,608	$558,087
Cablevision NY Group Class A	9,321	163,211
CarMax Inc.[a]	9,594	445,641
Carnival Corp.	19,149	769,215
CBS Corp. Class B NVS	21,801	1,166,353
Chipotle Mexican Grill Inc.[a]	1,365	909,895
Coach Inc.	12,675	451,357
Comcast Corp. Class A	115,713	6,223,045
D.R. Horton Inc.	14,118	289,701
Darden Restaurants Inc.	5,967	307,062
Delphi Automotive PLC	13,884	851,645
DIRECTV[a]	22,737	1,967,205
Discovery Communications Inc. Series Aa	8,853	334,643
Discovery Communications Inc. Series C NVS[a]	9,945	370,750
Dollar General Corp.[a]	13,455	822,235
Dollar Tree Inc.[a]	9,750	546,682
Expedia Inc.	4,290	375,890
Family Dollar Stores Inc.	4,563	352,446
Ford Motor Co.	176,943	2,616,987
Fossil Group Inc.[a,b]	2,106	197,753
GameStop Corp. Class A	4,836	199,243
Gannett Co. Inc.	9,087	269,611
Gap Inc. (The)	12,129	505,658
Garmin Ltd.	5,304	275,755
General Motors Co.	60,801	1,941,984
Genuine Parts Co.	6,474	567,835
Goodyear Tire & Rubber Co. (The)	12,831	289,788
H&R Block Inc.	12,246	379,748
Harley-Davidson Inc.	10,374	603,767
Harman International Industries Inc.	2,925	286,767
Hasbro Inc.	5,226	287,404
Home Depot Inc. (The)	60,216	5,524,216
Interpublic Group of Companies Inc. (The)	16,809	307,941
Johnson Controls Inc.	30,069	1,323,036
Kohl’s Corp.	8,931	545,059
L Brands Inc.	10,881	728,809
Leggett & Platt Inc.	5,343	186,578
Lennar Corp. Class A	7,644	296,817
Lowe’s Companies Inc.	44,109	2,334,248
Macy’s Inc.	16,068	934,836
Marriott International Inc. Class A	9,282	648,812
Mattel Inc.	15,405	472,163

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL CONSUMER DISCRETIONARY ETF

September 30, 2014

Security	Shares	Value

McDonald’s Corp.	44,616	$4,230,043
Mohawk Industries Inc.[a]	2,574	347,027
Netflix Inc.[a]	2,691	1,214,125
Newell Rubbermaid Inc.	12,636	434,805
News Corp. Class A NVS[a]	21,489	351,345
Nike Inc. Class B	31,395	2,800,434
Nordstrom Inc.	6,630	453,293
O’Reilly Automotive Inc.[a]	4,680	703,685
Omnicom Group Inc.	11,193	770,750
PetSmart Inc.	4,719	330,755
Priceline Group Inc. (The)[a]	2,340	2,711,077
PulteGroup Inc.	14,625	258,278
PVH Corp.	3,666	444,136
Ralph Lauren Corp.	2,730	449,713
Ross Stores Inc.	9,672	731,010
Scripps Networks Interactive Inc. Class A	4,485	350,234
Staples Inc.	28,743	347,790
Starbucks Corp.	33,189	2,504,442
Starwood Hotels & Resorts Worldwide Inc.	8,151	678,245
Target Corp.	28,665	1,796,722
Tiffany & Co.	4,914	473,267
Time Warner Cable Inc.	12,480	1,790,755
Time Warner Inc.	38,376	2,886,259
TJX Companies Inc. (The)	31,356	1,855,335
Tractor Supply Co.	5,850	359,834
TripAdvisor Inc.[a]	4,797	438,542
Twenty-First Century Fox Inc. Class A	84,513	2,897,951
Under Armour Inc. Class Aa,b	7,293	503,946
Urban Outfitters Inc.[a]	4,719	173,187
VF Corp.	15,171	1,001,741
Viacom Inc. Class B NVS	17,511	1,347,296
Walt Disney Co. (The)	70,395	6,267,267
Whirlpool Corp.	3,432	499,871
Wyndham Worldwide Corp.	5,304	431,003
Wynn Resorts Ltd.	3,588	671,243
Yum! Brands Inc.	19,695	1,417,646

		91,021,863

TOTAL COMMON STOCKS
(Cost: $149,529,845)		155,360,936

Security	Shares	Value

PREFERRED STOCKS — 1.33%

GERMANY — 1.33%
Porsche Automobil Holding SE	7,137	$571,963
Volkswagen AG	7,371	1,530,797

		2,102,760

TOTAL PREFERRED STOCKS
(Cost: $2,418,608)		2,102,760

RIGHTS — 0.00%

ITALY — 0.00%
Fiat SpA[a,b]	54,213	1

		1

TOTAL RIGHTS
(Cost: $0)		1

SHORT-TERM INVESTMENTS — 2.22%

MONEY MARKET FUNDS — 2.22%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[e,f,g]	3,197,235	3,197,235
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[e,f,g]	198,230	198,230
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[e,f]	109,222	109,222

		3,504,687

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,504,687)		3,504,687

18	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL CONSUMER DISCRETIONARY ETF

September 30, 2014

Value

TOTAL INVESTMENTS IN SECURITIES — 101.93%
(Cost: $155,453,140)	$160,968,384
Other Assets, Less Liabilities — (1.93)%	(3,053,543)

NET ASSETS — 100.00%	$157,914,841

CPO  —  Certificates of Participation (Ordinary)

FDR  —  Fiduciary Depositary Receipts

NVS  —  Non-Voting Shares

SP GDR  —  Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited)

iSHARES® GLOBAL CONSUMER STAPLES ETF

September 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.00%

AUSTRALIA — 2.67%
Coca-Cola Amatil Ltd.	103,435	$794,685
Wesfarmers Ltd.	218,104	8,046,315
Woolworths Ltd.	240,024	7,191,529

		16,032,529
BELGIUM — 3.20%
Anheuser-Busch InBev NV	155,495	17,309,327
Colruyt SA	12,193	537,327
Delhaize Brothers and Co. “The Lion” (Delhaize Group) SA	19,454	1,353,606

		19,200,260
BRAZIL — 1.45%
AMBEV SA SP ADR	865,840	5,671,252
BRF — Brasil Foods SA SP ADR	127,136	3,024,565

		8,695,817
CANADA — 0.89%
George Weston Ltd.	8,905	703,284
Loblaw Companies Ltd.	43,155	2,164,411
Metro Inc. Class A	16,577	1,111,017
Saputo Inc.	49,320	1,382,664

		5,361,376
CHILE — 0.11%
Cencosud SA SP ADR[a]	73,980	666,560

		666,560
CHINA — 0.28%
Want Want China Holdings Ltd.[a]	1,370,000	1,707,847

		1,707,847
DENMARK — 0.30%
Carlsberg A/S Class B	20,276	1,803,015

		1,803,015
FRANCE — 4.14%
Carrefour SA	126,040	3,894,522
Casino Guichard-Perrachon SA	10,960	1,180,582
Danone SA	113,847	7,622,312
L’Oreal SA	48,635	7,722,776
Pernod Ricard SA	39,593	4,483,421

		24,903,613
GERMANY — 0.41%
Beiersdorf AG	18,632	1,556,729
METRO AGb	27,400	902,708

		2,459,437

Security	Shares	Value

IRELAND — 0.32%
Kerry Group PLC Class A	27,537	$1,941,761

		1,941,761
JAPAN — 5.57%
AEON Co. Ltd.	160,717	1,599,918
Ajinomoto Co. Inc.	137,000	2,279,274
Asahi Group Holdings Ltd.	90,998	2,632,177
Japan Tobacco Inc.	220,800	7,179,850
Kao Corp.	98,200	3,828,363
Kirin Holdings Co. Ltd.	183,796	2,440,393
Lawson Inc.	13,800	964,912
NH Foods Ltd.	37,000	784,557
Nissin Foods Holdings Co. Ltd.	17,800	924,928
Seven & I Holdings Co. Ltd.	152,037	5,896,033
Shiseido Co. Ltd.	75,200	1,240,479
Unicharm Corp.	92,400	2,106,260
Yakult Honsha Co. Ltd.	30,720	1,613,084

		33,490,228
MEXICO — 1.03%
Fomento Economico Mexicano SAB de CV BD Units	397,309	3,657,364
Wal-Mart de Mexico SAB de CV Series V	1,013,810	2,549,198

		6,206,562
NETHERLANDS — 3.13%
Heineken NV	40,689	3,044,958
Koninklijke Ahold NV	170,154	2,755,621
Unilever NV CVA	326,060	12,987,058

		18,787,637
NORWAY — 0.23%
Orkla ASA	151,385	1,369,424

		1,369,424
SOUTH KOREA — 0.21%
KT&G Corp. Class A SP GDR[b,c]	28,532	1,277,552

		1,277,552
SPAIN — 0.13%
Distribuidora Internacional de Alimentacion SA	113,025	811,555

		811,555
SWEDEN — 0.68%
Svenska Cellulosa AB Class B	117,409	2,803,131
Swedish Match AB	39,045	1,267,484

		4,070,615

20	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL CONSUMER STAPLES ETF

September 30, 2014

Security	Shares	Value

SWITZERLAND — 7.49%
Nestle SA Registered	612,253	$45,013,891

		45,013,891
UNITED KINGDOM — 13.87%
Associated British Foods PLC	67,678	2,939,297
British American Tobacco PLC	354,282	19,998,670
Diageo PLC	476,486	13,788,328
Imperial Tobacco Group PLC	186,183	8,040,767
J Sainsbury PLC	252,902	1,031,130
Reckitt Benckiser Group PLC	124,670	10,812,821
SABMiller PLC	187,005	10,392,434
Tate & Lyle PLC	91,516	877,556
Tesco PLC	1,529,057	4,615,583
Unilever PLC	229,749	9,628,030
Wm Morrison Supermarkets PLC	435,797	1,189,027

		83,313,643
UNITED STATES — 52.89%
Altria Group Inc.	377,572	17,345,658
Archer-Daniels-Midland Co.	122,889	6,279,628
Avon Products Inc.	83,296	1,049,530
Brown-Forman Corp. Class B NVS	30,003	2,706,871
Campbell Soup Co.	34,145	1,459,016
Clorox Co. (The)	24,797	2,381,504
Coca-Cola Co. (The)	749,938	31,992,355
Coca-Cola Enterprises Inc.	42,881	1,902,201
Colgate-Palmolive Co.	163,030	10,632,817
ConAgra Foods Inc.	80,145	2,647,991
Constellation Brands Inc. Class Ab	31,784	2,770,293
Costco Wholesale Corp.	83,159	10,421,486
CVS Health Corp.	219,885	17,500,647
Dr Pepper Snapple Group Inc.	37,401	2,405,258
Estee Lauder Companies Inc. (The) Class A	42,607	3,183,595
General Mills Inc.	116,313	5,867,991
Hershey Co. (The)	28,359	2,706,299
Hormel Foods Corp.	25,533	1,312,141
J.M. Smucker Co. (The)	19,180	1,898,628
Kellogg Co.	48,635	2,995,916
Keurig Green Mountain Inc.	23,153	3,012,900
Kimberly-Clark Corp.	71,240	7,663,287
Kraft Foods Group Inc.	112,888	6,366,883
Kroger Co. (The)	92,749	4,822,948
Lorillard Inc.	68,774	4,120,250
McCormick & Co. Inc. NVS	24,523	1,640,589
Mead Johnson Nutrition Co. Class A	38,360	3,690,999

Security	Shares	Value

Molson Coors Brewing Co. Class B NVS	30,277	$2,253,820
Mondelez International Inc. Class A	319,621	10,951,813
Monster Beverage Corp.[b]	27,537	2,524,317
PepsiCo Inc.	286,330	26,654,460
Philip Morris International Inc.	296,879	24,759,708
Procter & Gamble Co. (The)	514,298	43,067,314
Reynolds American Inc.	58,773	3,467,607
Safeway Inc.	43,566	1,494,314
Sysco Corp.	110,970	4,211,311
Tyson Foods Inc. Class A	55,759	2,195,232
Wal-Mart Stores Inc.	299,619	22,911,865
Walgreen Co.	167,003	9,898,268
Whole Foods Market Inc.	68,500	2,610,535

		317,778,245

TOTAL COMMON STOCKS
(Cost: $509,330,902)		594,891,567

PREFERRED STOCKS — 0.56%

GERMANY — 0.56%
Henkel AG & Co. KGaA	33,839	3,379,587

		3,379,587

TOTAL PREFERRED STOCKS
(Cost: $2,661,061)		3,379,587

SHORT-TERM INVESTMENTS — 0.48%

MONEY MARKET FUNDS — 0.48%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[d,e,f]	2,148,583	2,148,583
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[d,e,f]	133,214	133,214
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	582,331	582,331

		2,864,128

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,864,128)		2,864,128

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL CONSUMER STAPLES ETF

September 30, 2014

Value

TOTAL INVESTMENTS IN SECURITIES — 100.04%
(Cost: $514,856,091)	$601,135,282
Other Assets, Less Liabilities — (0.04)%	(262,114)

NET ASSETS — 100.00%	$600,873,168

NVS  —  Non-Voting Shares

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

22	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® GLOBAL ENERGY ETF

September 30, 2014

Security	Shares	Value

COMMON STOCKS — 98.71%

AUSTRALIA — 2.13%
Oil Search Ltd.	396,568	$3,095,390
Origin Energy Ltd.	371,184	4,862,324
Santos Ltd.	329,688	3,943,705
Woodside Petroleum Ltd.	237,576	8,440,368
WorleyParsons Ltd.	73,568	987,523

		21,329,310
AUSTRIA — 0.17%
OMV AG	49,704	1,673,001

		1,673,001
BRAZIL — 0.32%
Ultrapar Participacoes SA SP ADR	150,231	3,172,879

		3,172,879
CANADA — 9.95%
ARC Resources Ltd.	105,640	2,793,309
Cameco Corp.	132,240	2,338,206
Canadian Natural Resources Ltd.	363,128	14,137,801
Canadian Oil Sands Ltd.	161,424	2,984,224
Cenovus Energy Inc.	253,232	6,827,328
Crescent Point Energy Corp.	141,664	5,123,761
Enbridge Inc.	282,720	13,562,363
Encana Corp.	245,024	5,213,790
Enerplus Corp.	67,488	1,283,875
Husky Energy Inc.	101,384	2,788,729
Imperial Oil Ltd.	87,096	4,123,529
Pembina Pipeline Corp.	109,136	4,607,433
Penn West Petroleum Ltd.	164,464	1,116,981
Suncor Energy Inc.	488,680	17,722,876
Talisman Energy Inc.	315,552	2,736,073
TransCanada Corp.	236,512	12,207,071

		99,567,349
CHINA — 2.55%
China Petroleum & Chemical Corp. Class H	8,450,400	7,400,126
CNOOC Ltd.	5,320,000	9,125,755
PetroChina Co. Ltd. Class H	6,992,000	8,959,370

		25,485,251
COLOMBIA — 0.28%
Ecopetrol SA SP ADR[a]	87,552	2,737,751

		2,737,751

Security	Shares	Value

FRANCE — 5.45%
Technip SA	37,848	$3,184,723
Total SA	790,096	51,351,664

		54,536,387
ITALY — 2.66%
Eni SpA	893,000	21,286,911
Saipem SpA[b]	82,992	1,765,499
Tenaris SA	156,712	3,593,091

		26,645,501
JAPAN — 0.89%
INPEX Corp.	359,400	5,076,715
JX Holdings Inc.	836,020	3,852,574

		8,929,289
NORWAY — 1.43%
Seadrill Ltd.[a]	125,096	3,355,890
Statoil ASA	352,032	9,602,741
Subsea 7 SA	95,608	1,365,775

		14,324,406
PORTUGAL — 0.17%
Galp Energia SGPS SA Class B	105,792	1,719,969

		1,719,969
SPAIN — 0.78%
Repsol SA	329,731	7,830,814

		7,830,814
UNITED KINGDOM — 15.69%
AMEC PLC	101,688	1,819,961
BG Group PLC	1,129,512	20,874,638
BP PLC	6,211,936	45,664,597
Cairn Energy PLC[b]	196,992	563,659
Nobel Corp. PLC	84,968	1,887,989
Petrofac Ltd.	84,968	1,428,425
Royal Dutch Shell PLC Class A	1,294,888	49,509,818
Royal Dutch Shell PLC Class B	815,024	32,199,503
Tullow Oil PLC	299,896	3,133,407

		157,081,997
UNITED STATES — 56.24%
Anadarko Petroleum Corp.	167,960	17,037,862
Apache Corp.	126,768	11,899,712
Baker Hughes Inc.	144,856	9,424,331
Cabot Oil & Gas Corp.	138,928	4,541,556
Cameron International Corp.[b]	67,184	4,459,674
Chesapeake Energy Corp.	172,216	3,959,246
Chevron Corp.	631,560	75,357,739
Cimarex Energy Co.	28,728	3,634,954

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL ENERGY ETF

September 30, 2014

Security	Shares	Value

ConocoPhillips	408,272	$31,240,974
CONSOL Energy Inc.	77,064	2,917,643
Denbury Resources Inc.	115,824	1,740,835
Devon Energy Corp.	127,680	8,705,222
Diamond Offshore Drilling Inc.[a]	22,648	776,147
Ensco PLC Class A	77,824	3,214,909
EOG Resources Inc.	181,792	18,001,044
EQT Corp.	50,312	4,605,561
Exxon Mobil Corp.	1,417,856	133,349,357
FMC Technologies Inc.[b]	78,280	4,251,387
Halliburton Co.	282,720	18,238,267
Helmerich & Payne Inc.	36,024	3,525,669
Hess Corp.	87,248	8,229,231
Kinder Morgan Inc.[a]	218,880	8,391,859
Marathon Oil Corp.	223,896	8,416,251
Marathon Petroleum Corp.	94,240	7,979,301
Murphy Oil Corp.	55,632	3,166,017
Nabors Industries Ltd.	96,520	2,196,795
National Oilwell Varco Inc.	142,728	10,861,601
Newfield Exploration Co.[b]	45,144	1,673,488
Noble Energy Inc.	119,776	8,187,887
Occidental Petroleum Corp.	259,464	24,947,464
ONEOK Inc.	69,464	4,553,365
Phillips 66	186,048	15,127,563
Pioneer Natural Resources Co.	47,576	9,371,045
QEP Resources Inc.	55,328	1,702,996
Range Resources Corp.	56,240	3,813,634
Schlumberger Ltd.	430,768	43,804,798
Southwestern Energy Co.[b]	116,888	4,085,236
Spectra Energy Corp.	224,048	8,796,125
Tesoro Corp.	42,712	2,604,578
Transocean Ltd.[a]	114,152	3,649,439
Valero Energy Corp.	175,712	8,130,194
Williams Companies Inc. (The)	223,592	12,375,817

		562,946,773

TOTAL COMMON STOCKS
(Cost: $953,991,896)		987,980,677

PREFERRED STOCKS — 1.02%

BRAZIL — 1.02%
Petroleo Brasileiro SA SP ADR	685,976	10,214,183

		10,214,183

TOTAL PREFERRED STOCKS
(Cost: $22,355,674)		10,214,183

Security	Shares	Value

SHORT-TERM INVESTMENTS — 2.00%

MONEY MARKET FUNDS — 2.00%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	17,788,352	$17,788,352
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	1,102,891	1,102,891
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	1,155,858	1,155,858

		20,047,101

TOTAL SHORT-TERM INVESTMENTS
(Cost: $20,047,101)		20,047,101

TOTAL INVESTMENTS IN SECURITIES — 101.73%
(Cost: $996,394,671)		1,018,241,961
Other Assets, Less Liabilities — (1.73)%		(17,283,479)

NET ASSETS — 100.00%		$1,000,958,482

SP ADR	— Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

24	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® GLOBAL FINANCIALS ETF

September 30, 2014

Security	Shares	Value

COMMON STOCKS — 98.54%

AUSTRALIA — 7.35%
AMP Ltd.	146,964	$702,161
ASX Ltd.	10,102	316,994
Australia and New Zealand Banking Group Ltd.	128,538	3,477,794
BGP Holdings PLC[a]	608,993	8
CFS Retail Property Trust Group	108,558	189,512
Commonwealth Bank of Australia	76,257	5,024,002
Dexus Property Group	272,727	264,901
Goodman Group	71,040	321,386
GPT Group (The)	76,701	259,744
Insurance Australia Group Ltd.	109,557	586,711
Lend Lease Group	26,307	330,106
Macquarie Group Ltd.	15,651	788,718
Mirvac Group	167,499	252,100
National Australia Bank Ltd.	112,776	3,211,198
QBE Insurance Group Ltd.	65,823	671,598
Scentre Group[a]	249,195	715,230
Stockland Corp. Ltd.	109,779	379,445
Suncorp Group Ltd.	62,160	763,679
Westfield Corp.	94,683	617,250
Westpac Banking Corp.	145,632	4,095,769

		22,968,306
AUSTRIA — 0.10%
Erste Group Bank AG	13,986	320,406

		320,406
BELGIUM — 0.48%
Ageas	10,656	353,827
Groupe Bruxelles Lambert SA	3,885	356,105
KBC Groep NVa	14,985	798,175

		1,508,107
BRAZIL — 0.23%
Banco do Brasil SA SP ADR	67,800	706,476

		706,476
CANADA — 7.02%
Bank of Montreal	31,191	2,300,635
Bank of Nova Scotia	57,720	3,577,705
Brookfield Asset Management Inc. Class A	27,084	1,218,544
Canadian Imperial Bank of Commerce	19,314	1,738,441
Manulife Financial Corp.	87,135	1,679,467
National Bank of Canada	15,984	729,868

Security	Shares	Value

Power Corp. of Canada	16,539	$459,963
Royal Bank of Canada	68,043	4,873,914
Sun Life Financial Inc.	28,971	1,052,501
Toronto-Dominion Bank (The)	87,468	4,325,852

		21,956,890
CHILE — 0.12%
Banco de Chile SP ADR	2,382	176,197
Banco Santander (Chile) SA SP ADR	8,880	196,159

		372,356
CHINA — 2.25%
China Construction Bank Corp. Class H	3,996,720	2,799,984
China Life Insurance Co. Ltd. Class H	333,000	924,154
Industrial and Commercial Bank of China Ltd. Class H	3,996,000	2,490,714
Ping An Insurance (Group) Co. of China Ltd. Class H	111,000	833,383

		7,048,235
COLOMBIA — 0.11%
Bancolombia SA SP ADR	6,105	346,276

		346,276
DENMARK — 0.32%
Danske Bank A/S	36,741	998,847

		998,847
FINLAND — 0.35%
Sampo OYJ Class A	22,311	1,082,280

		1,082,280
FRANCE — 3.00%
AXA SA	89,022	2,194,037
BNP Paribas SA	49,617	3,291,884
Credit Agricole SA	52,059	785,545
Societe Generale	37,629	1,921,358
Unibail-Rodamco SE	4,551	1,171,081

		9,363,905
GERMANY — 2.70%
Allianz SE Registered	21,312	3,455,488
Commerzbank AGa	44,400	664,085
Deutsche Bank AG Registered	63,825	2,239,413
Deutsche Boerse AG	9,213	620,672
Muenchener Rueckversicherungs-Gesellschaft AG Registered	7,326	1,448,803

		8,428,461

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL FINANCIALS ETF

September 30, 2014

Security	Shares	Value

HONG KONG — 2.48%
AIA Group Ltd.[b]	577,200	$2,984,453
BOC Hong Kong (Holdings) Ltd.	166,500	530,692
Cheung Kong (Holdings) Ltd.	111,000	1,828,296
Hang Seng Bank Ltd.	33,300	534,766
Hong Kong Exchanges and Clearing Ltd.	47,700	1,026,474
Sun Hung Kai Properties Ltd.	60,000	850,729

		7,755,410
IRELAND — 0.16%
Bank of Ireland[a]	1,281,162	501,712
Irish Bank Resolution Corp. Ltd.[a]	47,975	1

		501,713
ITALY — 2.11%
Assicurazioni Generali SpA	65,490	1,378,286
Banca Monte dei Paschi di Siena SpA[a]	241,429	318,404
Banco Popolare SCa	16,539	242,984
Intesa Sanpaolo SpA	653,568	1,986,441
Mediobanca SpA[a]	28,527	245,410
UniCredit SpA	260,184	2,057,521
Unione di Banche Italiane SpA	43,623	367,011

		6,596,057
JAPAN — 6.33%
Dai-ichi Life Insurance Co. Ltd. (The)	55,500	823,684
Daiwa House Industry Co. Ltd.	34,500	618,795
Daiwa Securities Group Inc.	111,000	879,237
Mitsubishi Estate Co. Ltd.	64,000	1,440,211
Mitsubishi UFJ Financial Group Inc.	666,000	3,765,470
Mitsui Fudosan Co. Ltd.	45,000	1,378,162
Mizuho Financial Group Inc.	1,143,300	2,041,775
MS&AD Insurance Group Holdings Inc.	22,200	484,193
Nomura Holdings Inc.	182,400	1,087,134
ORIX Corp.	66,600	918,600
Resona Holdings Inc.	99,900	563,181
Shinsei Bank Ltd.	111,000	237,796
Sompo Japan Nipponkoa Holdings Inc.	22,200	538,531
Sumitomo Mitsui Financial Group Inc.	66,600	2,714,514
Sumitomo Mitsui Trust Holdings Inc.	111,270	463,054
Sumitomo Realty & Development Co. Ltd.	22,000	782,670
Tokio Marine Holdings Inc.	33,300	1,032,893

		19,769,900

Security	Shares	Value

MEXICO — 0.27%
Grupo Financiero Banorte SAB de CV Series O	133,200	$850,758

		850,758
NETHERLANDS — 1.00%
AEGON NV	68,709	566,956
ING Groep NV CVA[a]	179,265	2,561,223

		3,128,179
NORWAY — 0.27%
DNB ASA	44,733	837,862

		837,862
PERU — 0.16%
Credicorp Ltd.	3,219	493,762

		493,762
SINGAPORE — 1.07%
DBS Group Holdings Ltd.[c]	89,000	1,285,486
Oversea-Chinese Banking Corp. Ltd.[c]	124,000	947,040
United Overseas Bank Ltd.[c]	64,000	1,124,127

		3,356,653
SOUTH KOREA — 0.44%
KB Financial Group Inc. SP ADR	13,102	474,554
Shinhan Financial Group Co. Ltd. SP ADR	19,928	905,927

		1,380,481
SPAIN — 3.47%
Banco Bilbao Vizcaya Argentaria SA	272,172	3,283,837
Banco de Sabadell SA	183,261	542,646
Banco Popular Espanol SA	88,741	543,358
Banco Santander SA	569,874	5,479,108
Bankia SAa	210,567	393,146
CaixaBank SA	99,900	608,404
CaixaBank SA New	1,018	6,200

		10,856,699
SWEDEN — 2.06%
Investment AB Kinnevik Class B	11,433	413,487
Investor AB Class B	21,867	774,161
Nordea Bank AB	148,851	1,939,003
Skandinaviska Enskilda Banken AB Class A	80,697	1,079,184
Svenska Handelsbanken AB Class A	23,421	1,103,078
Swedbank AB Class A	44,400	1,119,178

		6,428,091

26	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL FINANCIALS ETF

September 30, 2014

Security	Shares	Value

SWITZERLAND — 2.99%
Baloise Holding AG Registered	2,220	$284,615
Credit Suisse Group AG Registered	66,600	1,845,005
GAM Holding AGa	6,882	118,841
Julius Baer Group Ltd.[a]	10,989	492,809
Swiss Life Holding AG Registered[a]	1,332	318,119
Swiss Re AGa	15,873	1,265,023
UBS AG Registered[a]	168,609	2,939,849
Zurich Insurance Group AGa	6,993	2,084,360

		9,348,621
UNITED KINGDOM — 8.68%
3i Group PLC	44,622	277,275
Aberdeen Asset Management PLC	45,732	296,924
Aviva PLC	135,864	1,153,040
Barclays PLC	717,837	2,646,885
British Land Co. PLC (The)	47,619	542,313
Friends Life Group Ltd.	69,819	348,729
Hammerson PLC	33,411	311,174
HSBC Holdings PLC	889,776	9,031,245
Land Securities Group PLC	37,296	628,204
Legal & General Group PLC	282,273	1,047,462
Lloyds Banking Group PLC[a]	2,469,195	3,077,057
London Stock Exchange Group PLC	12,068	365,456
Man Group PLC	88,800	171,022
Old Mutual PLC	224,442	661,123
Provident Financial PLC	8,436	292,120
Prudential PLC	120,768	2,693,975
Royal Bank of Scotland Group PLC[a]	57,498	343,210
RSA Insurance Group PLC[a]	47,730	374,894
Schroders PLC	4,995	193,615
SEGRO PLC	32,634	192,097
Standard Chartered PLC	93,684	1,732,144
Standard Life PLC	111,888	751,669

		27,131,633
UNITED STATES — 43.02%
ACE Ltd.	15,873	1,664,602
Affiliated Managers Group Inc.[a]	2,589	518,732
Aflac Inc.	20,646	1,202,630
Allstate Corp. (The)	20,535	1,260,233
American Express Co.	42,513	3,721,588
American International Group Inc.	66,822	3,609,724
American Tower Corp.	18,426	1,725,226
Ameriprise Financial Inc.	8,991	1,109,310
Aon PLC	13,764	1,206,690
Apartment Investment and Management Co. Class A	6,993	222,517

Security	Shares	Value

Assurant Inc.	3,330	$214,119
AvalonBay Communities Inc.	5,772	813,679
Bank of America Corp.	494,394	8,429,418
Bank of New York Mellon Corp. (The)	53,724	2,080,731
BB&T Corp.	33,744	1,255,614
Berkshire Hathaway Inc. Class Ba	85,359	11,791,492
BlackRock Inc.[d]	5,772	1,895,063
Boston Properties Inc.	7,104	822,359
Capital One Financial Corp.	26,862	2,192,476
CBRE Group Inc. Class Aa	12,987	386,233
Charles Schwab Corp. (The)	54,945	1,614,834
Chubb Corp. (The)	11,877	1,081,757
Cincinnati Financial Corp.	7,548	355,133
Citigroup Inc.	141,525	7,333,825
CME Group Inc.	15,096	1,207,001
Comerica Inc.	8,658	431,688
Crown Castle International Corp.	15,762	1,269,314
Discover Financial Services	22,089	1,422,311
E*TRADE Financial Corp.[a]	13,098	295,884
Equity Residential	15,762	970,624
Essex Property Trust Inc.	2,886	515,873
Fifth Third Bancorp	41,181	824,444
Franklin Resources Inc.	18,426	1,006,244
General Growth Properties Inc.	31,746	747,618
Genworth Financial Inc. Class Aa	22,977	300,999
Goldman Sachs Group Inc. (The)	19,647	3,606,600
Hartford Financial Services Group Inc. (The)	20,757	773,198
HCP Inc.	21,423	850,707
Health Care REIT Inc.[c]	15,096	941,538
Host Hotels & Resorts Inc.	34,521	736,333
Hudson City Bancorp Inc.	23,199	225,494
Huntington Bancshares Inc.	39,516	384,491
Intercontinental Exchange Inc.	5,550	1,082,528
Invesco Ltd.	20,313	801,957
Iron Mountain Inc.	8,044	262,637
J.P. Morgan Chase & Co.	175,491	10,571,578
KeyCorp	41,070	547,463
Kimco Realty Corp.	19,203	420,738
Legg Mason Inc.	4,440	227,150
Leucadia National Corp.	15,318	365,181
Lincoln National Corp.	12,099	648,264
Loews Corp.	15,429	642,772
M&T Bank Corp.	6,216	766,371
Macerich Co. (The)	6,438	410,938

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL FINANCIALS ETF

September 30, 2014

Security	Shares	Value

Marsh & McLennan Companies Inc.	25,419	$1,330,430
McGraw Hill Financial Inc.	12,765	1,078,004
MetLife Inc.	52,392	2,814,498
Moody’s Corp.	8,769	828,671
Morgan Stanley	70,707	2,444,341
NASDAQ OMX Group Inc. (The)	5,883	249,557
Navient Corp.	20,979	371,538
Northern Trust Corp.	10,878	740,030
People’s United Financial Inc.	16,983	245,744
Plum Creek Timber Co. Inc.	7,770	303,108
PNC Financial Services Group Inc. (The)[d]	25,197	2,156,359
Principal Financial Group Inc.	12,432	652,307
Progressive Corp. (The)	26,307	665,041
Prologis Inc.	22,422	845,309
Prudential Financial Inc.	21,534	1,893,700
Public Storage	6,660	1,104,494
Regions Financial Corp.	62,160	624,086
Simon Property Group Inc.	14,430	2,372,581
State Street Corp.	20,535	1,511,581
SunTrust Banks Inc.	25,197	958,242
T. Rowe Price Group Inc.	12,432	974,669
Torchmark Corp.	6,491	339,934
Travelers Companies Inc. (The)	15,873	1,491,110
U.S. Bancorp	85,581	3,579,853
Unum Group	11,988	412,147
Ventas Inc.	13,362	827,776
Vornado Realty Trust	8,214	821,071
Wells Fargo & Co.	223,110	11,572,716
Weyerhaeuser Co.	24,700	786,942
XL Group PLC	13,764	456,552
Zions Bancorp	8,658	251,601

		134,469,915

TOTAL COMMON STOCKS
(Cost: $309,484,265)		308,006,279

PREFERRED STOCKS — 1.16%

BRAZIL — 1.16%
Banco Bradesco SA SP ADR	113,442	1,616,549
Itau Unibanco Holding SA SP ADR	145,521	2,019,831

		3,636,380

TOTAL PREFERRED STOCKS
(Cost: $3,793,222)		3,636,380

Security	Shares	Value

RIGHTS — 0.01%

SPAIN — 0.01%
Banco Bilbao Vizcaya Argentaria SAa	272,172	$27,162
Banco Popular Espanol SAa	88,741	1,233

		28,395

TOTAL RIGHTS
(Cost: $28,974)		28,395

SHORT-TERM INVESTMENTS — 0.91%

MONEY MARKET FUNDS — 0.91%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[d,e,f]	2,388,976	2,388,976
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[d,e,f]	148,119	148,119
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	289,356	289,356

		2,826,451

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,826,451)		2,826,451

TOTAL INVESTMENTS IN SECURITIES — 100.62%
(Cost: $316,132,912)		314,497,505
Other Assets, Less Liabilities — (0.62)%		(1,933,231)

NET ASSETS — 100.00%		$312,564,274

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

28	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® GLOBAL HEALTHCARE ETF

September 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.68%

AUSTRALIA — 1.04%
Cochlear Ltd.	18,389	$1,118,506
CSL Ltd.	154,882	10,052,221
Sonic Healthcare Ltd.	129,241	1,983,639

		13,154,366
BELGIUM — 0.29%
UCB SA	40,663	3,692,298

		3,692,298
CANADA — 1.36%
Catamaran Corp.[a]	67,599	2,853,246
Valeant Pharmaceuticals International Inc.[a,b]	109,557	14,386,372

		17,239,618
DENMARK — 2.69%
Coloplast A/S Class B	39,627	3,322,032
Novo Nordisk A/S Class B	640,248	30,639,594

		33,961,626
FRANCE — 4.07%
Essilor International SA	64,750	7,111,295
Sanofi	392,644	44,422,432

		51,533,727
GERMANY — 4.33%
Bayer AG Registered	269,878	37,808,401
Fresenius Medical Care AG & Co. KGaA	69,671	4,867,057
Fresenius SE & Co. KGaA	128,205	6,347,825
Merck KGaA	42,476	3,918,629
QIAGEN NVa	78,218	1,781,524

		54,723,436
JAPAN — 3.65%
Astellas Pharma Inc.	751,175	11,182,541
Chugai Pharmaceutical Co. Ltd.	66,900	1,936,346
Daiichi Sankyo Co. Ltd.	219,093	3,437,340
Eisai Co. Ltd.	87,600	3,541,693
Ono Pharmaceutical Co. Ltd.	34,300	3,045,554
Otsuka Holdings Co. Ltd.	181,300	6,247,450
Shionogi & Co. Ltd.	103,600	2,376,203
Taisho Pharmaceutical Holdings Co. Ltd.	18,100	1,239,172
Takeda Pharmaceutical Co. Ltd.	239,100	10,392,714
Terumo Corp.	117,000	2,804,075

		46,203,088

Security	Shares	Value

SWITZERLAND — 12.49%
Actelion Ltd. Registered[a]	33,152	$3,896,357
Lonza Group AG Registered[a]	17,353	2,095,799
Nobel Biocare Holding AG Registered[a]	40,404	716,743
Novartis AG Registered	883,449	83,352,096
Roche Holding AG Genusschein	229,215	67,912,890

		157,973,885
UNITED KINGDOM — 6.93%
AstraZeneca PLC	407,666	29,353,332
GlaxoSmithKline PLC	1,589,483	36,410,052
Shire PLC	195,027	16,883,374
Smith & Nephew PLC	299,922	5,056,673

		87,703,431
UNITED STATES — 62.83%
Abbott Laboratories	490,805	20,412,580
AbbVie Inc.	519,554	30,009,439
Actavis PLC[a]	86,247	20,809,676
Aetna Inc.	115,773	9,377,613
Agilent Technologies Inc.	108,780	6,198,284
Alexion Pharmaceuticals Inc.[a]	64,491	10,693,898
Allergan Inc.	97,125	17,306,704
AmerisourceBergen Corp.	69,671	5,385,568
Amgen Inc.	247,863	34,814,837
Baxter International Inc.	176,897	12,695,898
Becton, Dickinson and Co.	62,678	7,133,383
Biogen Idec Inc.[a]	77,182	25,532,577
Boston Scientific Corp.[a]	432,789	5,111,238
Bristol-Myers Squibb Co.	541,310	27,704,246
C.R. Bard Inc.	24,346	3,474,418
Cardinal Health Inc.	109,816	8,227,415
CareFusion Corp.[a]	66,304	3,000,256
Celgene Corp.[a]	261,072	24,744,404
Cerner Corp.[a,b]	99,197	5,909,165
Cigna Corp.	86,247	7,821,740
Covidien PLC	147,371	12,749,065
DaVita HealthCare Partners Inc.[a]	56,203	4,110,687
DENTSPLY International Inc.	46,361	2,114,062
Edwards Lifesciences Corp.[a]	34,706	3,545,218
Eli Lilly and Co.	320,901	20,810,430
Express Scripts Holding Co.[a]	243,460	17,195,580
Gilead Sciences Inc.[a]	493,395	52,521,898
Hospira Inc.[a]	55,167	2,870,339
Humana Inc.	50,246	6,546,551
Intuitive Surgical Inc.[a]	11,655	5,382,512

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HEALTHCARE ETF

September 30, 2014

Security	Shares	Value

Johnson & Johnson	920,745	$98,142,210
Laboratory Corp. of America Holdings[a]	27,713	2,819,798
Mallinckrodt PLC[a]	37,037	3,338,886
McKesson Corp.	75,628	14,722,503
Medtronic Inc.	319,865	19,815,637
Merck & Co. Inc.	941,724	55,825,399
Mylan Inc.[a]	121,989	5,549,280
Patterson Companies Inc.	28,231	1,169,610
PerkinElmer Inc.	36,778	1,603,521
Perrigo Co. PLC	43,771	6,573,966
Pfizer Inc.	2,069,928	61,207,771
Quest Diagnostics Inc.	47,138	2,860,334
Regeneron Pharmaceuticals Inc.[a]	24,087	8,683,845
St. Jude Medical Inc.	92,981	5,590,947
Stryker Corp.	97,643	7,884,672
Tenet Healthcare Corp.[a]	31,857	1,891,987
Thermo Fisher Scientific Inc.	130,277	15,854,711
UnitedHealth Group Inc.	317,275	27,364,969
Universal Health Services Inc. Class B	29,785	3,112,532
Varian Medical Systems Inc.[a]	33,670	2,697,640
Vertex Pharmaceuticals Inc.[a]	77,700	8,726,487
Waters Corp.[a]	27,454	2,721,240
WellPoint Inc.	89,614	10,719,627
Zimmer Holdings Inc.	55,167	5,547,042
Zoetis Inc.	163,688	6,048,272

		794,682,567

TOTAL COMMON STOCKS
(Cost: $923,089,079)		1,260,868,042

SHORT-TERM INVESTMENTS — 1.36%

MONEY MARKET FUNDS — 1.36%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	15,602,169	15,602,169
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	967,346	967,346
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	636,865	636,865

		17,206,380

TOTAL SHORT-TERM INVESTMENTS
(Cost: $17,206,380)		17,206,380

Value

TOTAL INVESTMENTS IN SECURITIES — 101.04%
(Cost: $940,295,459)	$1,278,074,422
Other Assets, Less Liabilities — (1.04)%	(13,162,705)

NET ASSETS — 100.00%	$1,264,911,717

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

30	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® GLOBAL INDUSTRIALS ETF

September 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.63%

AUSTRALIA — 1.52%
Asciano Ltd.	81,840	$433,265
Aurizon Holdings Ltd.	179,680	712,247
Brambles Ltd.	128,000	1,066,301
Sydney Airport	184,480	689,303
Toll Holdings Ltd.	58,720	289,800
Transurban Group	157,920	1,066,810

		4,257,726
BRAZIL — 0.22%
Embraer SA SP ADR	16,000	627,520

		627,520
CANADA — 3.01%
Bombardier Inc. Class B	122,320	412,640
Canadian National Railway Co.	67,120	4,775,367
Canadian Pacific Railway Ltd.	12,880	2,678,805
SNC-Lavalin Group Inc.	12,560	579,589

		8,446,401
CHILE — 0.13%
LATAM Airlines Group SA SP ADR[a,b]	31,920	362,930

		362,930
DENMARK — 0.88%
A.P. Moeller-Maersk A/S Class B	565	1,342,339
DSV A/S	14,480	407,908
Vestas Wind Systems A/Sb	18,480	722,554

		2,472,801
FINLAND — 0.81%
Kone OYJ Class B	32,800	1,318,449
Metso OYJ	10,800	384,735
Wartsila OYJ Abp	12,560	562,147

		2,265,331
FRANCE — 5.71%
Airbus Group NV	49,200	3,096,407
ALSTOM[b]	17,920	613,022
Bouygues SA	15,120	490,210
Compagnie de Saint-Gobain	40,720	1,863,912
Edenred SA	16,160	398,790
Legrand SA	20,960	1,090,750
Safran SA	26,480	1,718,705
Schneider Electric SE	47,200	3,625,224
Thales SA	7,760	413,434
Vallourec SA	9,920	456,270
Vinci SA	39,360	2,287,438

		16,054,162

Security	Shares	Value

GERMANY — 4.36%
Brenntag AG	12,480	$613,430
Deutsche Lufthansa AG Registered	19,440	307,093
Deutsche Post AG Registered	76,960	2,468,409
GEA Group AG	14,720	642,366
MAN SE	2,240	252,124
Osram Licht AGb	7,120	265,288
Siemens AG Registered	64,480	7,686,847

		12,235,557
HONG KONG — 0.78%
Hutchison Whampoa Ltd.	182,000	2,203,191

		2,203,191
IRELAND — 0.66%
Allegion PLC	7,600	362,064
Pentair PLC	15,680	1,026,883
Ryanair Holdings PLC SP ADR[b]	8,240	464,983

		1,853,930
ITALY — 0.63%
Atlantia SpA	33,200	819,925
CNH Industrial NV	78,320	623,308
Finmeccanica SpA[b]	33,280	323,925

		1,767,158
JAPAN — 15.28%
ANA Holdings Inc.	320,000	744,173
Asahi Glass Co. Ltd.	80,000	433,639
Central Japan Railway Co.	16,000	2,160,901
Dai Nippon Printing Co. Ltd.	47,000	471,093
Daikin Industries Ltd.	24,000	1,487,324
East Japan Railway Co.	32,000	2,397,922
FANUC Corp.	16,000	2,889,466
ITOCHU Corp.	128,000	1,563,608
Japan Airlines Co. Ltd.	32,000	875,154
JGC Corp.	20,000	545,877
Kajima Corp.	80,000	382,880
Kawasaki Heavy Industries Ltd.	160,000	638,862
Kintetsu Corp.	160,000	538,220
Komatsu Ltd.	80,000	1,849,856
Kubota Corp.	94,000	1,484,617
LIXIL Group Corp.	24,000	512,621
Makita Corp.	9,300	525,639
Marubeni Corp.	144,000	985,598
Mitsubishi Corp.	136,000	2,784,594
Mitsubishi Electric Corp.	163,000	2,170,213
Mitsubishi Heavy Industries Ltd.	270,000	1,736,743

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL INDUSTRIALS ETF

September 30, 2014

Security	Shares	Value

Mitsui & Co. Ltd.	144,000	$2,270,368
Mitsui O.S.K. Lines Ltd.	80,000	255,253
NGK Insulators Ltd.	19,000	452,418
Nidec Corp.	21,100	1,427,248
Nippon Express Co. Ltd.	80,000	334,746
Nippon Yusen K.K.	160,000	421,532
NSK Ltd.	33,000	469,602
Obayashi Corp.	80,000	547,700
Odakyu Electric Railway Co. Ltd.	80,000	731,483
Secom Co. Ltd.	16,000	952,897
Shimizu Corp.	80,000	630,840
SMC Corp.	5,400	1,489,129
Sumitomo Corp.	104,000	1,147,655
Taisei Corp.	80,000	451,434
Tokyu Corp.	80,000	524,363
Toppan Printing Co. Ltd.	80,000	574,684
Toshiba Corp.	328,000	1,519,573
TOTO Ltd.	20,000	219,882
West Japan Railway Co.	16,000	716,095
Yamato Holdings Co. Ltd.	32,000	595,542

		42,911,444
MEXICO — 0.36%
Alfa SAB de CV Series A	296,000	1,013,170

		1,013,170
NETHERLANDS — 1.20%
Koninklijke Philips NV	77,840	2,484,342
PostNL NVb	36,880	159,380
Randstad Holding NV	10,720	499,160
TNT Express NV	36,720	232,582

		3,375,464
SINGAPORE — 0.90%
Jardine Matheson Holdings Ltd.[a]	20,400	1,215,840
Keppel Corp. Ltd.	160,000	1,317,337

		2,533,177
SPAIN — 0.81%
Abertis Infraestructuras SA	31,280	618,006
Actividades de Construcciones y Servicios SA	15,440	593,329
Ferrovial SA	34,462	668,467
International Consolidated Airlines Group SA London[b]	66,880	398,019

		2,277,821
SWEDEN — 2.95%
Alfa Laval AB	26,160	560,333
Assa Abloy AB Class B	27,280	1,410,095

Security	Shares	Value

Atlas Copco AB Class A	53,920	$1,548,394
Atlas Copco AB Class B	30,000	779,923
Sandvik AB	91,040	1,028,058
Securitas AB Class B	22,800	253,513
Skanska AB Class B	31,680	656,154
SKF AB Class B	31,520	658,962
Volvo AB Class B	127,520	1,387,818

		8,283,250
SWITZERLAND — 2.72%
ABB Ltd. Registered	174,960	3,933,167
Adecco SA Registered	13,120	890,457
Geberit AG Registered	3,120	1,008,326
Kuehne & Nagel International AG Registered	4,400	555,353
Schindler Holding AG Participation Certificates	3,200	434,035
SGS SA Registered	400	829,304

		7,650,642
UNITED KINGDOM — 5.32%
Aggreko PLC	21,097	529,438
Babcock International Group PLC	39,920	706,702
BAE Systems PLC	260,000	1,987,368
Bunzl PLC	25,360	661,909
Capita PLC	52,960	999,365
Cobham PLC	88,480	417,552
easyJet PLC	17,280	398,632
Experian PLC	84,880	1,353,328
FirstGroup PLC[b]	98,560	191,737
G4S PLC	126,880	515,669
Hays PLC	117,440	221,421
IMI PLC	22,560	449,850
Intertek Group PLC	12,960	550,675
Rentokil Initial PLC	146,640	280,040
Rolls-Royce Holdings PLC	152,160	2,379,173
Serco Group PLC	45,360	210,385
Smiths Group PLC	32,160	659,001
Travis Perkins PLC	20,560	554,625
Weir Group PLC (The)	17,760	720,366
Wolseley PLC	21,991	1,155,796

		14,943,032
UNITED STATES — 51.38%
3M Co.	51,360	7,276,685
ADT Corp. (The)	14,160	502,114
AMETEK Inc.	19,760	992,150
Boeing Co. (The)	54,160	6,898,901

32	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL INDUSTRIALS ETF

September 30, 2014

Security	Shares	Value

C.H. Robinson Worldwide Inc.	12,000	$795,840
Caterpillar Inc.	50,800	5,030,724
Cintas Corp.	7,680	542,131
CSX Corp.	81,200	2,603,272
Cummins Inc.	14,320	1,889,954
Danaher Corp.	48,720	3,701,746
Deere & Co.	28,880	2,367,871
Delta Air Lines Inc.	68,560	2,478,444
Dover Corp.	13,520	1,086,062
Dun & Bradstreet Corp. (The)	2,960	347,711
Eaton Corp. PLC	38,560	2,443,547
Emerson Electric Co.	56,560	3,539,525
Equifax Inc.	9,680	723,483
Expeditors International of Washington Inc.	16,080	652,526
Fastenal Co.	22,160	994,984
FedEx Corp.	21,600	3,487,320
Flowserve Corp.	11,120	784,182
Fluor Corp.	12,880	860,255
General Dynamics Corp.	25,760	3,273,838
General Electric Co.	811,920	20,801,391
Honeywell International Inc.	63,280	5,892,634
Illinois Tool Works Inc.	29,520	2,492,078
Ingersoll-Rand PLC	21,600	1,217,376
Jacobs Engineering Group Inc.[b]	10,720	523,350
Joy Global Inc.	7,920	431,957
Kansas City Southern Industries Inc.	8,960	1,085,952
L-3 Communications Holdings Inc.	7,200	856,224
Lockheed Martin Corp.	21,600	3,948,048
Masco Corp.	29,200	698,464
Nielsen NV	24,480	1,085,198
Norfolk Southern Corp.	25,120	2,803,392
Northrop Grumman Corp.	16,880	2,224,109
PACCAR Inc.	28,880	1,642,550
Pall Corp.	8,720	729,864
Parker-Hannifin Corp.	12,080	1,378,932
Pitney Bowes Inc.	16,800	419,832
Precision Castparts Corp.	11,600	2,747,808
Quanta Services Inc.[b]	17,680	641,607
Raytheon Co.	25,120	2,552,694
Republic Services Inc.	20,240	789,765
Robert Half International Inc.	11,360	556,640
Rockwell Automation Inc.	11,200	1,230,656
Rockwell Collins Inc.	10,880	854,080
Roper Industries Inc.	8,080	1,182,023

Security	Shares	Value

Ryder System Inc.	4,400	$395,868
Snap-on Inc.	4,640	561,811
Southwest Airlines Co.	54,800	1,850,596
Stanley Black & Decker Inc.	12,560	1,115,202
Stericycle Inc.[b]	6,720	783,283
Textron Inc.	22,800	820,572
Tyco International Ltd.	36,240	1,615,217
Union Pacific Corp.	72,880	7,901,650
United Parcel Service Inc. Class B	57,280	5,630,051
United Rentals Inc.[b]	8,000	888,800
United Technologies Corp.	68,880	7,273,728
W.W. Grainger Inc.	4,960	1,248,184
Waste Management Inc.	34,320	1,631,230
Xylem Inc.	14,880	528,091

		144,304,172

TOTAL COMMON STOCKS
(Cost: $256,317,950)		279,838,879

SHORT-TERM INVESTMENTS — 0.24%

MONEY MARKET FUNDS — 0.24%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	468,140	468,140
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	29,025	29,025
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	171,796	171,796

		668,961

TOTAL SHORT-TERM INVESTMENTS
(Cost: $668,961)		668,961

TOTAL INVESTMENTS IN SECURITIES — 99.87%
(Cost: $256,986,911)		280,507,840
Other Assets, Less Liabilities — 0.13%		353,530

NET ASSETS — 100.00%		$280,861,370

SP ADR  —  Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited)

iSHARES® GLOBAL MATERIALS ETF

September 30, 2014

Security	Shares	Value

COMMON STOCKS — 98.21%

AUSTRALIA — 8.75%
Amcor Ltd.	236,691	$2,346,629
BHP Billiton Ltd.	629,629	18,660,906
Fortescue Metals Group Ltd.	334,509	1,018,638
Iluka Resources Ltd.	81,515	560,651
Incitec Pivot Ltd.	318,801	756,000
James Hardie Industries SE	86,632	907,414
Newcrest Mining Ltd.[a]	149,583	1,380,917
Orica Ltd.	71,757	1,186,749
Rio Tinto Ltd.	85,323	4,448,355

		31,266,259
AUSTRIA — 0.24%
Voestalpine AG	21,420	846,941

		846,941
BELGIUM — 0.77%
Solvay SA	11,662	1,795,834
Umicore SA	21,896	958,008

		2,753,842
BRAZIL — 0.15%
Companhia Siderurgica Nacional SA SP ADR[b]	148,155	525,950

		525,950
CANADA — 6.87%
Agnico-Eagle Mines Ltd.	41,174	1,193,348
Agrium Inc.	28,084	2,501,940
Barrick Gold Corp.	228,599	3,369,000
Eldorado Gold Corp.	140,063	946,245
First Quantum Minerals Ltd.	117,691	2,276,837
Goldcorp Inc.	160,055	3,697,929
Kinross Gold Corp.[a]	225,743	751,433
Potash Corp. of Saskatchewan Inc.	162,673	5,644,901
Silver Wheaton Corp.	70,448	1,408,266
Teck Resources Ltd. Class B	91,392	1,734,530
Yamana Gold Inc.	171,598	1,031,845

		24,556,274
CHILE — 0.32%
Empresas CMPC SA	282,236	667,592
Sociedad Quimica y Minera de Chile SA Series B SP ADR	18,207	475,931

		1,143,523
DENMARK — 0.57%
Novozymes A/S Class B	46,648	2,024,181

		2,024,181

Security	Shares	Value

FINLAND — 0.68%
Stora Enso OYJ Class R	111,265	$928,369
UPM-Kymmene OYJ	104,006	1,485,971

		2,414,340
FRANCE — 4.04%
ArcelorMittal	199,325	2,744,591
Arkema SA	12,495	838,462
L’Air Liquide SA	67,592	8,245,686
Lafarge SA	36,414	2,622,919

		14,451,658
GERMANY — 8.27%
BASF SE	180,047	16,519,284
HeidelbergCement AG	27,727	1,832,567
K+S AG Registered	33,677	955,291
Lanxess AG	17,969	992,075
Linde AG	36,414	6,998,897
ThyssenKrupp AGa	85,680	2,248,587

		29,546,701
IRELAND — 0.92%
CRH PLC	144,466	3,305,015

		3,305,015
JAPAN — 8.25%
Asahi Kasei Corp.	251,000	2,037,380
JFE Holdings Inc.	107,100	2,136,728
JSR Corp.	35,700	622,582
Kobe Steel Ltd.	714,000	1,158,594
Kuraray Co. Ltd.	59,500	697,543
Mitsubishi Chemical Holdings Corp.	297,500	1,463,430
Mitsubishi Materials Corp.	238,000	770,227
Mitsui Chemicals Inc.[a]	238,000	661,744
Nippon Paint Co. Ltd.	45,000	1,011,213
Nippon Steel & Sumitomo Metal Corp.	1,904,290	4,940,617
Nitto Denko Corp.	32,000	1,754,683
Oji Holdings Corp.	208,000	786,909
Shin-Etsu Chemical Co. Ltd.	78,700	5,142,637
Sumitomo Chemical Co. Ltd.	329,000	1,172,697
Sumitomo Metal Mining Co. Ltd.	119,000	1,674,972
Taiheiyo Cement Corp.	238,000	898,236
Toray Industries Inc.	317,000	2,095,127
Toyo Seikan Group Holdings Ltd.	35,700	442,284

		29,467,603
MEXICO — 0.86%
Cemex SAB de CV CPO[a]	2,368,107	3,085,711

		3,085,711

34	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL MATERIALS ETF

September 30, 2014

Security	Shares	Value

NETHERLANDS — 1.53%
Akzo Nobel NV	47,600	$3,262,090
Koninklijke DSM NV	35,700	2,203,264

		5,465,354
NORWAY — 0.91%
Norsk Hydro ASA	268,940	1,504,917
Yara International ASA	34,867	1,751,289

		3,256,206
PERU — 0.45%
Compania de Minas Buenaventura SA SP ADR	36,295	420,296
Southern Copper Corp.	39,984	1,185,526

		1,605,822
SOUTH KOREA — 1.94%
LG Chem Ltd.	9,163	2,218,570
POSCO	15,113	4,704,687

		6,923,257
SWEDEN — 0.43%
Boliden AB	53,669	871,850
Holmen AB Class B	9,639	293,914
SSAB AB Class Aa	43,911	377,377

		1,543,141
SWITZERLAND — 3.61%
Clariant AG Registered[a]	58,072	994,304
Givaudan SA Registered[a]	1,785	2,854,505
Holcim Ltd. Registered[a]	44,625	3,252,885
Syngenta AG Registered	18,207	5,798,420

		12,900,114
TAIWAN — 2.34%
China Steel Corp.	2,407,161	2,057,436
Formosa Chemicals & Fibre Corp.	714,100	1,650,298
Formosa Plastics Corp.	952,720	2,258,127
Nan Ya Plastics Corp.	1,095,940	2,399,435

		8,365,296
UNITED KINGDOM — 13.08%
Anglo American PLC	272,391	6,111,560
Antofagasta PLC	75,208	879,068
BHP Billiton PLC	413,644	11,500,431
Glencore PLC[a]	2,166,990	12,056,672
Johnson Matthey PLC	40,341	1,908,992
Randgold Resources Ltd.	17,969	1,226,101
Rexam PLC	138,780	1,106,467
Rio Tinto PLC	242,998	11,942,177

		46,731,468

Security	Shares	Value

UNITED STATES — 33.23%
Air Products and Chemicals Inc.	37,604	$4,895,289
Airgas Inc.	13,090	1,448,408
Alcoa Inc.	230,741	3,712,623
Allegheny Technologies Inc.	21,301	790,267
Avery Dennison Corp.	18,683	834,196
Ball Corp.	27,251	1,724,171
Bemis Co. Inc.	19,635	746,523
CF Industries Holdings Inc.	9,758	2,724,629
Dow Chemical Co. (The)	220,150	11,544,666
E.I. du Pont de Nemours and Co.	179,809	12,903,094
Eastman Chemical Co.	29,393	2,377,600
Ecolab Inc.	53,074	6,094,487
FMC Corp.	26,061	1,490,429
Freeport-McMoRan Inc.	203,966	6,659,490
International Flavors & Fragrances Inc.	15,827	1,517,493
International Paper Co.	83,657	3,993,785
LyondellBasell Industries NV Class A	83,419	9,064,308
Martin Marietta Materials Inc.	12,019	1,549,730
MeadWestvaco Corp.	32,725	1,339,761
Monsanto Co.	102,935	11,581,217
Mosaic Co. (The)	62,356	2,769,230
Newmont Mining Corp.	98,056	2,260,191
Nucor Corp.	62,594	3,397,602
Owens-Illinois Inc.[a]	32,249	840,086
PPG Industries Inc.	27,132	5,337,950
Praxair Inc.	57,477	7,414,533
Sealed Air Corp.	41,293	1,440,300
Sherwin-Williams Co. (The)	16,303	3,570,194
Sigma-Aldrich Corp.	23,443	3,188,482
Vulcan Materials Co.	25,585	1,540,984

		118,751,718

TOTAL COMMON STOCKS
(Cost: $398,434,932)		350,930,374

PREFERRED STOCKS — 1.31%

BRAZIL — 1.31%
Gerdau SA SP ADR	175,763	843,662
Vale SA Class A SP ADR	397,103	3,855,870

		4,699,532

TOTAL PREFERRED STOCKS
(Cost: $13,936,012)		4,699,532

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL MATERIALS ETF

September 30, 2014

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.17%

MONEY MARKET FUNDS — 0.17%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	91,102	$91,102
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	5,648	5,648
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	503,856	503,856

		600,606

TOTAL SHORT-TERM INVESTMENTS
(Cost: $600,606)		600,606

TOTAL INVESTMENTS IN SECURITIES — 99.69%
(Cost: $412,971,550)		356,230,512
Other Assets, Less Liabilities — 0.31%		1,094,898

NET ASSETS — 100.00%		$357,325,410

CPO  —  Certificates of Participation (Ordinary)

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

36	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® GLOBAL TECH ETF

September 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.78%

AUSTRALIA — 0.12%
Computershare Ltd.	87,904	$935,352

		935,352
BRAZIL — 0.25%
Cielo SA	4,000	65,317
Cielo SA SP ADR	110,784	1,794,701

		1,860,018
CANADA — 0.32%
BlackBerry Ltd.[a,b]	81,836	817,225
CGI Group Inc. Class Aa,b	47,232	1,599,265

		2,416,490
CHINA — 1.79%
Tencent Holdings Ltd.	902,000	13,416,569

		13,416,569
FINLAND — 0.72%
Nokia OYJ	636,648	5,432,679

		5,432,679
FRANCE — 0.76%
Alcatel-Lucent[a,b]	480,192	1,490,422
Cap Gemini SA	25,584	1,836,688
Dassault Systemes SA	22,960	1,475,155
STMicroelectronics NV New	112,504	871,910

		5,674,175
GERMANY — 1.81%
Infineon Technologies AG	192,044	1,987,618
SAP SE	160,720	11,592,986

		13,580,604
JAPAN — 5.64%
Canon Inc.	185,400	6,034,648
FUJIFILM Holdings Corp.	82,000	2,519,167
Fujitsu Ltd.	328,000	2,018,324
Hirose Electric Co. Ltd.	5,100	629,509
Hitachi Ltd.	820,000	6,260,541
Hoya Corp.	65,600	2,203,112
Keyence Corp.	7,560	3,284,994
Konica Minolta Holdings Inc.	98,400	1,062,087
Kyocera Corp.	65,600	3,056,489
Murata Manufacturing Co. Ltd.	36,700	4,172,013
NEC Corp.	480,000	1,658,416
Nintendo Co. Ltd.	19,600	2,131,619
NTT Data Corp.	16,400	590,547
Ricoh Co. Ltd.	131,200	1,408,939

Security	Shares	Value

Rohm Co. Ltd.	16,400	$1,031,588
TDK Corp.	22,200	1,238,561
Tokyo Electron Ltd.	32,800	2,140,320
Yahoo! Japan Corp.	213,200	810,469

		42,251,343
NETHERLANDS — 1.18%
ASML Holding NV	75,932	7,560,500
Gemalto NVb	13,776	1,264,816

		8,825,316
SOUTH KOREA — 3.62%
Samsung Electronics Co. Ltd.	20,336	22,817,175
SK Hynix Inc.[a]	97,088	4,301,222

		27,118,397
SPAIN — 0.36%
Amadeus IT Holding SA Class A	72,160	2,700,044

		2,700,044
SWEDEN — 1.06%
Hexagon AB Class B	43,624	1,385,869
Telefonaktiebolaget LM Ericsson Class B	517,256	6,572,977

		7,958,846
TAIWAN — 3.35%
Delta Electronics Inc.	328,000	2,070,251
Hon Hai Precision Industry Co. Ltd.	2,203,423	6,953,718
MediaTek Inc.	254,000	3,761,633
Taiwan Semiconductor Manufacturing Co. Ltd.	3,116,600	12,294,482

		25,080,084
UNITED KINGDOM — 0.63%
ARM Holdings PLC	241,408	3,545,709
Sage Group PLC (The)	194,340	1,151,209

		4,696,918
UNITED STATES — 78.17%
Accenture PLC Class A	107,420	8,735,394
Adobe Systems Inc.[a]	80,360	5,560,108
Akamai Technologies Inc.[a]	30,504	1,824,139
Alliance Data Systems Corp.[a]	9,512	2,361,544
Altera Corp.	52,644	1,883,602
Amphenol Corp. Class A	26,568	2,653,081
Analog Devices Inc.	53,464	2,645,933
Apple Inc.	1,018,768	102,640,876
Applied Materials Inc.	207,460	4,483,211
Autodesk Inc.[a]	38,704	2,132,590
Automatic Data Processing Inc.	81,672	6,785,310

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL TECH ETF

September 30, 2014

Security	Shares	Value

Avago Technologies Ltd.	42,968	$3,738,216
Broadcom Corp. Class A	91,512	3,698,915
CA Inc.	54,776	1,530,441
Cisco Systems Inc.	867,232	21,828,229
Citrix Systems Inc.[a]	27,880	1,988,959
Cognizant Technology Solutions Corp. Class Aa	103,484	4,632,979
Computer Sciences Corp.	24,764	1,514,319
Corning Inc.	219,432	4,243,815
eBay Inc.[a]	192,208	10,884,739
Electronic Arts Inc.[a]	53,300	1,898,013
EMC Corp.	344,728	10,086,741
F5 Networks Inc.[a,b]	12,628	1,499,449
Facebook Inc. Class Aa	331,608	26,210,296
Fidelity National Information Services Inc.	48,544	2,733,027
First Solar Inc.[a,b]	12,464	820,256
Fiserv Inc.[a]	42,312	2,734,836
FLIR Systems Inc.	24,108	755,545
Google Inc. Class Aa	48,380	28,467,276
Google Inc. Class Ca	48,380	27,932,677
Harris Corp.	17,876	1,186,966
Hewlett-Packard Co.	317,176	11,250,233
Intel Corp.	842,140	29,323,315
International Business Machines Corp.	157,932	29,980,232
Intuit Inc.	48,216	4,226,132
Jabil Circuit Inc.	32,472	654,960
Juniper Networks Inc.	68,388	1,514,794
KLA-Tencor Corp.	28,044	2,209,306
Lam Research Corp.	27,552	2,058,134
Linear Technology Corp.	40,672	1,805,430
MasterCard Inc. Class A	167,444	12,377,461
Microchip Technology Inc.	34,276	1,618,855
Micron Technology Inc.[a]	182,204	6,242,309
Microsoft Corp.	1,402,036	64,998,389
Motorola Solutions Inc.	37,392	2,366,166
NetApp Inc.	54,120	2,324,995
NVIDIA Corp.	88,068	1,624,855
Oracle Corp.	553,336	21,181,702
Paychex Inc.	55,432	2,450,094
QUALCOMM Inc.	285,032	21,311,843
Red Hat Inc.[a]	32,144	1,804,886
Salesforce.com Inc.[a,b]	98,072	5,642,082
SanDisk Corp.	38,048	3,726,802

Security	Shares	Value

Seagate Technology PLC	55,596	$3,183,983
Symantec Corp.	117,424	2,760,638
TE Connectivity Ltd.	69,372	3,835,578
Teradata Corp.[a]	26,404	1,106,856
Texas Instruments Inc.	181,712	8,665,845
Total System Services Inc.	28,208	873,320
VeriSign Inc.[a,b]	19,352	1,066,682
Visa Inc. Class A	83,804	17,881,260
Western Digital Corp.	37,228	3,623,029
Western Union Co.	90,692	1,454,700
Xerox Corp.	184,992	2,447,444
Xilinx Inc.	45,756	1,937,767
Yahoo! Inc.[a]	157,440	6,415,680

		586,037,239

TOTAL COMMON STOCKS
(Cost: $568,952,381)		747,984,074

SHORT-TERM INVESTMENTS — 0.86%

MONEY MARKET FUNDS — 0.86%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	5,876,897	5,876,897
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	364,372	364,372
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	241,716	241,716

		6,482,985

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,482,985)		6,482,985

TOTAL INVESTMENTS IN SECURITIES — 100.64%
(Cost: $575,435,366)		754,467,059
Other Assets, Less Liabilities — (0.64)%		(4,806,821)

NET ASSETS — 100.00%		$749,660,238

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

38	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® GLOBAL TELECOM ETF

September 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.62%

AUSTRALIA — 4.63%
Telstra Corp. Ltd.	4,681,133	$21,709,992

		21,709,992
BELGIUM — 0.42%
Belgacom SA	56,620	1,971,235

		1,971,235
CANADA — 5.70%
BCE Inc.	317,668	13,612,921
Rogers Communications Inc. Class B	146,318	5,488,480
TELUS Corp. NVS	221,804	7,589,625

		26,691,026
CHINA — 4.96%
China Mobile Ltd.	2,011,500	23,249,169

		23,249,169
FRANCE — 5.40%
Orange	887,593	13,348,502
Vivendi SA	494,531	11,944,575

		25,293,077
GERMANY — 3.85%
Deutsche Telekom AG Registered	1,190,212	18,042,423

		18,042,423
ITALY — 0.94%
Telecom Italia SpA[a]	3,851,501	4,415,358

		4,415,358
JAPAN — 10.92%
Nippon Telegraph and Telephone Corp.	268,200	16,677,079
NTT DOCOMO Inc.	566,200	9,448,280
SoftBank Corp.	357,600	25,065,741

		51,191,100
MEXICO — 4.21%
America Movil SAB de CV Series L	15,615,280	19,719,302

		19,719,302
NETHERLANDS — 0.85%
Koninklijke KPN NVa	1,246,236	3,994,018

		3,994,018
NORWAY — 1.29%
Telenor ASA	275,352	6,044,861

		6,044,861

Security	Shares	Value

PORTUGAL — 0.13%
Portugal Telecom SGPS SA Registered	290,848	$612,111

		612,111
SINGAPORE — 1.99%
Singapore Telecommunications Ltd.	3,129,550	9,325,092

		9,325,092
SPAIN — 4.78%
Telefonica SA	1,445,598	22,379,487

		22,379,487
SWEDEN — 2.04%
Millicom International Cellular SA SDR[b]	25,330	2,036,337
Tele2 AB Class B	120,988	1,462,752
TeliaSonera AB	874,928	6,059,099

		9,558,188
SWITZERLAND — 1.10%
Swisscom AG Registered	9,089	5,160,421

		5,160,421
TAIWAN — 0.90%
Chunghwa Telecom Co. Ltd. SP ADR[b]	140,561	4,212,613

		4,212,613
UNITED KINGDOM — 11.17%
BT Group PLC	3,149,711	19,382,963
Vodafone Group PLC	9,953,796	32,983,206

		52,366,169
UNITED STATES — 34.34%
AT&T Inc.	1,949,367	68,695,693
CenturyLink Inc.	224,394	9,175,471
Frontier Communications Corp.	407,664	2,653,893
Verizon Communications Inc.	1,555,113	77,740,099
Windstream Holdings Inc.[b]	250,320	2,698,449

		160,963,605

TOTAL COMMON STOCKS
(Cost: $484,700,417)		466,899,247

SHORT-TERM INVESTMENTS — 1.29%

MONEY MARKET FUNDS — 1.29%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	5,449,300	5,449,300

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL TELECOM ETF

September 30, 2014

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	337,861	$337,861
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	269,366	269,366

		6,056,527

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,056,527)		6,056,527

TOTAL INVESTMENTS IN SECURITIES — 100.91%
(Cost: $490,756,944)		472,955,774
Other Assets, Less Liabilities — (0.91)%		(4,246,918)

NET ASSETS — 100.00%		$468,708,856

NVS  —  Non-Voting Shares

SDR  —  Swedish Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

40	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® GLOBAL UTILITIES ETF

September 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.23%

AUSTRALIA — 1.27%
AGL Energy Ltd.	147,634	$1,749,194
APA Group	185,561	1,208,071

		2,957,265
BRAZIL — 0.42%
CPFL Energia SA SP ADR	62,274	968,361

		968,361
CANADA — 0.91%
Fortis Inc.	47,821	1,481,422
TransAlta Corp.	61,207	643,535

		2,124,957
CHILE — 1.04%
Empresa Nacional de Electricidad SA SP ADR	24,153	1,061,766
Enersis SA SP ADR	85,069	1,342,389

		2,404,155
FINLAND — 1.02%
Fortum OYJ	96,903	2,363,789

		2,363,789
FRANCE — 5.94%
Electricite de France SA	66,251	2,173,470
GDF Suez	337,851	8,476,054
Suez Environnement SA	73,914	1,250,716
Veolia Environnement	106,409	1,879,208

		13,779,448
GERMANY — 5.32%
E.ON SE	445,133	8,150,744
RWE AG	107,573	4,192,935

		12,343,679
HONG KONG — 3.95%
CLP Holdings Ltd.	436,500	3,504,884
Hong Kong and China Gas Co. Ltd. (The)	1,426,015	3,092,567
Power Assets Holdings Ltd.	291,000	2,572,684

		9,170,135
ITALY — 5.08%
Enel SpA	1,443,942	7,664,699
Snam SpA	459,877	2,544,515
Terna SpA	312,243	1,570,664

		11,779,878
JAPAN — 4.39%
Chubu Electric Power Co. Inc.[a]	164,900	1,892,603

Security	Shares	Value

Kansai Electric Power Co. Inc. (The)[a]	184,300	$1,741,437
Kyushu Electric Power Co. Inc.[a]	106,700	1,149,728
Osaka Gas Co. Ltd.	464,000	1,864,122
Tokyo Electric Power Co. Inc.[a]	184,300	645,163
Tokyo Gas Co. Ltd.	516,000	2,899,986

		10,193,039
PORTUGAL — 1.09%
Energias de Portugal SA	579,381	2,528,725

		2,528,725
SPAIN — 6.43%
Acciona SAa,b	5,917	442,948
Enagas SA	44,544	1,436,578
Gas Natural SDG SA	81,189	2,390,720
Iberdrola SA	1,198,920	8,587,417
Red Electrica Corporacion SA	23,808	2,061,973

		14,919,636
UNITED KINGDOM — 12.01%
Centrica PLC	1,131,311	5,645,129
Drax Group PLC	89,628	939,367
National Grid PLC	855,831	12,320,383
Severn Trent PLC	53,059	1,614,532
SSE PLC	213,303	5,349,467
United Utilities Group PLC	151,805	1,988,478

		27,857,356
UNITED STATES — 50.36%
AES Corp. (The)	148,119	2,100,327
AGL Resources Inc.	26,578	1,364,515
Ameren Corp.	53,835	2,063,496
American Electric Power Co. Inc.	108,737	5,677,159
CenterPoint Energy Inc.	95,448	2,335,613
CMS Energy Corp.	61,207	1,815,400
Consolidated Edison Inc.	64,990	3,682,333
Dominion Resources Inc.	129,592	8,953,511
DTE Energy Co.	39,382	2,996,183
Duke Energy Corp.	157,334	11,763,863
Edison International	72,459	4,051,907
Entergy Corp.	39,964	3,090,416
Exelon Corp.	190,993	6,510,951
FirstEnergy Corp.	93,314	3,132,551
Integrys Energy Group Inc.	17,751	1,150,620
NextEra Energy Inc.	97,097	9,115,466
NiSource Inc.	70,228	2,877,943
Northeast Utilities	70,131	3,106,803

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL UTILITIES ETF

September 30, 2014

Security	Shares	Value

NRG Energy Inc.	75,175	$2,291,334
Pepco Holdings Inc.	55,775	1,492,539
PG&E Corp.	104,954	4,727,128
Pinnacle West Capital Corp.	24,541	1,340,920
PPL Corp.	147,731	4,851,486
Public Service Enterprise Group Inc.	112,520	4,190,245
SCANA Corp.	31,719	1,573,580
Sempra Energy	51,507	5,427,808
Southern Co. (The)	199,141	8,692,505
TECO Energy Inc.	52,089	905,307
Wisconsin Energy Corp.	50,052	2,152,236
Xcel Energy Inc.	112,423	3,417,659

		116,851,804

TOTAL COMMON STOCKS
(Cost: $261,729,896)		230,242,227

PREFERRED STOCKS — 0.43%

BRAZIL — 0.43%
Companhia Energetica de Minas Gerais SP ADR	159,953	996,507

		996,507

TOTAL PREFERRED STOCKS
(Cost: $1,406,655)		996,507

SHORT-TERM INVESTMENTS — 0.13%

MONEY MARKET FUNDS — 0.13%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	43,381	43,381
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	2,690	2,690
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	263,910	263,910

		309,981

TOTAL SHORT-TERM INVESTMENTS
(Cost: $309,981)		309,981

TOTAL INVESTMENTS IN SECURITIES — 99.79%
(Cost: $263,446,532)		231,548,715
Other Assets, Less Liabilities — 0.21%		480,450

NET ASSETS — 100.00%		$232,029,165

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

42	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

September 30, 2014

	iShares Global Consumer Discretionary ETF	iShares Global Consumer Staples ETF	iShares Global Energy ETF

ASSETS
Investments, at cost:
Unaffiliated	$151,948,453	$511,991,963	$976,347,570
Affiliated (Note 2)	3,504,687	2,864,128	20,047,101

Total cost of investments	$155,453,140	$514,856,091	$996,394,671

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$157,463,697	$598,271,154	$998,194,860
Affiliated (Note 2)	3,504,687	2,864,128	20,047,101

Total fair value of investments	160,968,384	601,135,282	1,018,241,961
Foreign currency, at value[b]	137,050	652,534	3,186,191
Receivables:
Investment securities sold	466,139	—	110,628
Due from custodian (Note 4)	114,386	—	—
Dividends and interest	384,613	2,282,529	970,393

Total Assets	162,070,572	604,070,345	1,022,509,173

LIABILITIES
Payables:
Investment securities purchased	114,815	678,843	2,136,914
Collateral for securities on loan (Note 1)	3,395,465	2,281,797	18,891,243
Capital shares redeemed	567,204	—	—
Securities related to in-kind transactions (Note 4)	—	—	110,822
Investment advisory fees (Note 2)	78,247	236,537	411,712

Total Liabilities	4,155,731	3,197,177	21,550,691

NET ASSETS	$157,914,841	$600,873,168	$1,000,958,482

Net assets consist of:
Paid-in capital	$129,735,028	$515,536,000	$986,385,074
Undistributed net investment income	602,285	3,799,697	7,141,127
Undistributed net realized gain (accumulated net realized loss)	22,070,288	(4,674,650)	(14,396,578)
Net unrealized appreciation	5,507,240	86,212,121	21,828,859

NET ASSETS	$157,914,841	$600,873,168	$1,000,958,482

Shares outstanding[c]	1,950,000	6,850,000	22,800,000

Net asset value per share	$80.98	$87.72	$43.90

[a]	Securities on loan with values of $3,263,005, $2,142,184 and $18,311,481, respectively. See Note 1.
[b]	Cost of foreign currency: $138,544, $656,044 and $3,203,321, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	43

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2014

	iShares Global Financials ETF	iShares Global Healthcare ETF	iShares Global Industrials ETF

ASSETS
Investments, at cost:
Unaffiliated	$310,194,285	$923,089,079	$256,317,950
Affiliated (Note 2)	5,938,627	17,206,380	668,961

Total cost of investments	$316,132,912	$940,295,459	$256,986,911

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$307,619,632	$1,260,868,042	$279,838,879
Affiliated (Note 2)	6,877,873	17,206,380	668,961

Total fair value of investments	314,497,505	1,278,074,422	280,507,840
Foreign currency, at value[b]	238,920	568,381	269,034
Receivables:
Investment securities sold	—	—	456,985
Due from custodian (Note 4)	—	347,573	—
Dividends and interest	746,688	3,325,857	781,918

Total Assets	315,483,113	1,282,316,233	282,015,777

LIABILITIES
Payables:
Investment securities purchased	263,074	347,573	546,285
Collateral for securities on loan (Note 1)	2,537,095	16,569,515	497,165
Investment advisory fees (Note 2)	118,670	487,428	110,957

Total Liabilities	2,918,839	17,404,516	1,154,407

NET ASSETS	$312,564,274	$1,264,911,717	$280,861,370

Net assets consist of:
Paid-in capital	$407,109,342	$921,523,875	$259,725,363
Undistributed net investment income	1,262,855	1,857,054	1,078,118
Undistributed net realized gain (accumulated net realized loss)	(94,148,804)	3,875,040	(3,452,147)
Net unrealized appreciation (depreciation)	(1,659,119)	337,655,748	23,510,036

NET ASSETS	$312,564,274	$1,264,911,717	$280,861,370

Shares outstanding[c]	5,550,000	12,950,000	4,000,000

Net asset value per share	$56.32	$97.68	$70.22

[a]	Securities on loan with values of $2,406,868, $15,857,033 and $474,490, respectively. See Note 1.
[b]	Cost of foreign currency: $240,820, $574,222 and $272,220, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

44	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2014

	iShares Global Materials ETF	iShares Global Tech ETF	iShares Global Telecom ETF

ASSETS
Investments, at cost:
Unaffiliated	$412,370,944	$568,952,381	$484,700,417
Affiliated (Note 2)	600,606	6,482,985	6,056,527

Total cost of investments	$412,971,550	$575,435,366	$490,756,944

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$355,629,906	$747,984,074	$466,899,247
Affiliated (Note 2)	600,606	6,482,985	6,056,527

Total fair value of investments	356,230,512	754,467,059	472,955,774
Foreign currency, at value[b]	535,637	1,148,592	1,296,730
Receivables:
Dividends and interest	800,340	592,306	868,642

Total Assets	357,566,489	756,207,957	475,121,146

LIABILITIES
Payables:
Investment securities purchased	—	—	439,197
Collateral for securities on loan (Note 1)	96,750	6,241,269	5,787,161
Foreign taxes (Note 1)	—	15,418	—
Investment advisory fees (Note 2)	144,329	291,032	185,932

Total Liabilities	241,079	6,547,719	6,412,290

NET ASSETS	$357,325,410	$749,660,238	$468,708,856

Net assets consist of:
Paid-in capital	$498,088,690	$602,193,816	$535,574,553
Undistributed net investment income	2,253,882	2,152,697	4,481,830
Accumulated net realized loss	(86,246,358)	(33,703,255)	(53,525,575)
Net unrealized appreciation (depreciation)	(56,770,804)	179,016,980	(17,821,952)

NET ASSETS	$357,325,410	$749,660,238	$468,708,856

Shares outstanding[c]	5,950,000	8,200,000	7,450,000

Net asset value per share	$60.05	$91.42	$62.91

[a]	Securities on loan with values of $91,848, $5,978,537 and $5,614,936, respectively. See Note 1.
[b]	Cost of foreign currency: $542,826, $1,160,455 and $1,305,088, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	45

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2014

iShares Global Utilities ETF

ASSETS
Investments, at cost:
Unaffiliated	$263,136,551
Affiliated (Note 2)	309,981

Total cost of investments	$263,446,532

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$231,238,734
Affiliated (Note 2)	309,981

Total fair value of investments	231,548,715
Foreign currency, at value[b]	65,360
Receivables:
Dividends and interest	552,327

Total Assets	232,166,402

LIABILITIES
Payables:
Collateral for securities on loan (Note 1)	46,071
Investment advisory fees (Note 2)	91,166

Total Liabilities	137,237

NET ASSETS	$232,029,165

Net assets consist of:
Paid-in capital	$291,080,874
Undistributed net investment income	2,030,760
Accumulated net realized loss	(29,174,388)
Net unrealized depreciation	(31,908,081)

NET ASSETS	$232,029,165

Shares outstanding[c]	4,850,000

Net asset value per share	$47.84

[a]	Securities on loan with a value of $43,865. See Note 1.
[b]	Cost of foreign currency: $65,922.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

46	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended September 30, 2014

	iShares Global Consumer Discretionary ETF	iShares Global Consumer Staples ETF	iShares Global Energy ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$2,720,771	$9,701,448	$18,147,163
Interest — affiliated (Note 2)	—	2	4
Securities lending income — affiliated (Note 2)	15,099	3,237	65,203

Total investment income	2,735,870	9,704,687	18,212,370

EXPENSES
Investment advisory fees (Note 2)	546,172	1,453,370	2,574,880

Total expenses	546,172	1,453,370	2,574,880

Net investment income	2,189,698	8,251,317	15,637,490

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	58,333	(1,492,725)	(4,278,522)
In-kind redemptions — unaffiliated	29,522,822	3,498,976	47,340,383
Foreign currency transactions	(13,392)	116,776	(89,270)

Net realized gain	29,567,763	2,123,027	42,972,591

Net change in unrealized appreciation/depreciation on:
Investments	(31,647,368)	5,913,771	(43,702,344)
Translation of assets and liabilities in foreign currencies	(8,691)	(96,992)	(32,234)

Net change in unrealized appreciation/depreciation	(31,656,059)	5,816,779	(43,734,578)

Net realized and unrealized gain (loss)	(2,088,296)	7,939,806	(761,987)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$101,402	$16,191,123	$14,875,503

[a]	Net of foreign withholding tax of $203,764, $568,463 and $1,266,081, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	47

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2014

	iShares Global Financials ETF	iShares Global Healthcare ETF	iShares Global Industrials ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$5,048,767	$10,380,658	$4,040,542
Dividends — affiliated (Note 2)	45,030	—	—
Interest — affiliated (Note 2)	—	3	1
Securities lending income — affiliated (Note 2)	12,485	17,408	3,906

Total investment income	5,106,282	10,398,069	4,044,449

EXPENSES
Investment advisory fees (Note 2)	728,309	2,772,758	737,594

Total expenses	728,309	2,772,758	737,594

Net investment income	4,377,973	7,625,311	3,306,855

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(2,936,953)	1,456,161	(606,527)
In-kind redemptions — unaffiliated	6,872,158	27,377,525	20,330,605
In-kind redemptions — affiliated (Note 2)	113,691	—	—
Foreign currency transactions	2,044	(28,357)	(19,261)

Net realized gain	4,050,940	28,805,329	19,704,817

Net change in unrealized appreciation/depreciation on:
Investments	(5,527,572)	59,492,980	(23,518,281)
Translation of assets and liabilities in foreign currencies	(30,695)	(171,204)	(9,213)

Net change in unrealized appreciation/depreciation	(5,558,267)	59,321,776	(23,527,494)

Net realized and unrealized gain (loss)	(1,507,327)	88,127,105	(3,822,677)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,870,646	$95,752,416	$(515,822)

[a]	Net of foreign withholding tax of $265,763, $429,178 and $211,639, respectively.

See notes to financial statements.

48	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2014

	iShares Global Materials ETF	iShares Global Tech ETF	iShares Global Telecom ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$5,697,662	$6,412,919	$12,209,857
Interest — unaffiliated	—	5	—
Interest — affiliated (Note 2)	1	3	1
Securities lending income — affiliated (Note 2)	4,817	26,919	18,751

	5,702,480	6,439,846	12,228,609
Less: Other foreign taxes (Note 1)	(3,041)	(15,418)	—

Total investment income	5,699,439	6,424,428	12,228,609

EXPENSES
Investment advisory fees (Note 2)	902,905	1,693,278	1,122,993

Total expenses	902,905	1,693,278	1,122,993

Net investment income	4,796,534	4,731,150	11,105,616

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(5,366,762)	(2,996,810)	(11,936,614)
In-kind redemptions — unaffiliated	1,203,663	14,144,514	3,721,396
Foreign currency transactions	(51,052)	(37,828)	(88,645)

Net realized gain (loss)	(4,214,151)	11,109,876	(8,303,863)

Net change in unrealized appreciation/depreciation on:
Investments	(10,014,605)	43,135,179	13,510,951
Translation of assets and liabilities in foreign currencies	(50,901)	(11,563)	(24,675)

Net change in unrealized appreciation/depreciation	(10,065,506)	43,123,616	13,486,276

Net realized and unrealized gain (loss)	(14,279,657)	54,233,492	5,182,413

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(9,483,123)	$58,964,642	$16,288,029

[a]	Net of foreign withholding tax of $469,610, $306,989 and $676,329, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	49

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2014

iShares Global Utilities ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$6,291,968
Interest — affiliated (Note 2)	1
Securities lending income — affiliated (Note 2)	6,890

6,298,859

Total investment income	6,298,859

EXPENSES
Investment advisory fees (Note 2)	597,751

Total expenses	597,751

Net investment income	5,701,108

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(2,880,934)
In-kind redemptions — unaffiliated	14,142,460
Foreign currency transactions	(20,719)

Net realized gain	11,240,807

Net change in unrealized appreciation/depreciation on:
Investments	(9,662,019)
Translation of assets and liabilities in foreign currencies	(17,732)

Net change in unrealized appreciation/depreciation	(9,679,751)

Net realized and unrealized gain	1,561,056

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,262,164

[a]	Net of foreign withholding tax of $384,876.

See notes to financial statements.

50	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Global Consumer Discretionary ETF		iShares Global Consumer Staples ETF
	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$2,189,698	$3,364,623	$8,251,317	$13,813,659
Net realized gain	29,567,763	33,119,870	2,123,027	38,570,853
Net change in unrealized appreciation/depreciation	(31,656,059)	7,017,872	5,816,779	(14,454,144)

Net increase in net assets resulting from operations	101,402	43,502,365	16,191,123	37,930,368

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,314,413)	(3,034,799)	(8,146,234)	(12,924,179)

Total distributions to shareholders	(2,314,413)	(3,034,799)	(8,146,234)	(12,924,179)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	4,113,231	161,034,956	26,730,462	114,895,747
Cost of shares redeemed	(119,084,369)	(111,017,397)	(13,164,122)	(133,158,788)

Net increase (decrease) in net assets from capital share transactions	(114,971,138)	50,017,559	13,566,340	(18,263,041)

INCREASE (DECREASE) IN NET ASSETS	(117,184,149)	90,485,125	21,611,229	6,743,148

NET ASSETS
Beginning of period	275,098,990	184,613,865	579,261,939	572,518,791

End of period	$157,914,841	$275,098,990	$600,873,168	$579,261,939

Undistributed net investment income included in net assets at end of period	$602,285	$727,000	$3,799,697	$3,694,614

SHARES ISSUED AND REDEEMED
Shares sold	50,000	2,100,000	300,000	1,350,000
Shares redeemed	(1,450,000)	(1,500,000)	(150,000)	(1,600,000)

Net increase (decrease) in shares outstanding	(1,400,000)	600,000	150,000	(250,000)

See notes to financial statements.

FINANCIAL STATEMENTS	51

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Global Energy ETF		iShares Global Financials ETF
	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$15,637,490	$25,201,020	$4,377,973	$7,059,163
Net realized gain	42,972,591	18,715,435	4,050,940	2,106,159
Net change in unrealized appreciation/depreciation	(43,734,578)	75,457,381	(5,558,267)	44,324,383

Net increase in net assets resulting from operations	14,875,503	119,373,836	2,870,646	53,489,705

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(13,614,997)	(25,315,355)	(4,309,552)	(7,166,472)

Total distributions to shareholders	(13,614,997)	(25,315,355)	(4,309,552)	(7,166,472)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	163,100,125	98,482,372	34,530,284	52,427,063
Cost of shares redeemed	(194,274,883)	(184,533,674)	(28,583,998)	(56,391,924)

Net increase (decrease) in net assets from capital share transactions	(31,174,758)	(86,051,302)	5,946,286	(3,964,861)

INCREASE (DECREASE) IN NET ASSETS	(29,914,252)	8,007,179	4,507,380	42,358,372

NET ASSETS
Beginning of period	1,030,872,734	1,022,865,555	308,056,894	265,698,522

End of period	$1,000,958,482	$1,030,872,734	$312,564,274	$308,056,894

Undistributed net investment income included in net assets at end of period	$7,141,127	$5,118,634	$1,262,855	$1,194,434

SHARES ISSUED AND REDEEMED
Shares sold	3,450,000	2,400,000	600,000	1,000,000
Shares redeemed	(4,200,000)	(4,500,000)	(500,000)	(1,050,000)

Net increase (decrease) in shares outstanding	(750,000)	(2,100,000)	100,000	(50,000)

See notes to financial statements.

52	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Global Healthcare ETF		iShares Global Industrials ETF
	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$7,625,311	$15,623,053	$3,306,855	$5,201,712
Net realized gain	28,805,329	19,148,605	19,704,817	7,130,317
Net change in unrealized appreciation/depreciation	59,321,776	174,415,085	(23,527,494)	41,360,108

Net increase (decrease) in net assets resulting from operations	95,752,416	209,186,743	(515,822)	53,692,137

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(12,054,600)	(13,945,537)	(3,867,147)	(4,476,287)

Total distributions to shareholders	(12,054,600)	(13,945,537)	(3,867,147)	(4,476,287)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	113,474,713	253,236,999	7,263,480	129,203,260
Cost of shares redeemed	(69,447,432)	(50,358,917)	(70,685,104)	(48,786,958)

Net increase (decrease) in net assets from capital share transactions	44,027,281	202,878,082	(63,421,624)	80,416,302

INCREASE (DECREASE) IN NET ASSETS	127,725,097	398,119,288	(67,804,593)	129,632,152

NET ASSETS
Beginning of period	1,137,186,620	739,067,332	348,665,963	219,033,811

End of period	$1,264,911,717	$1,137,186,620	$280,861,370	$348,665,963

Undistributed net investment income included in net assets at end of period	$1,857,054	$6,286,343	$1,078,118	$1,638,410

SHARES ISSUED AND REDEEMED
Shares sold	1,200,000	3,100,000	100,000	2,000,000
Shares redeemed	(750,000)	(650,000)	(1,000,000)	(800,000)

Net increase (decrease) in shares outstanding	450,000	2,450,000	(900,000)	1,200,000

See notes to financial statements.

FINANCIAL STATEMENTS	53

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Global Materials ETF		iShares Global Tech ETF
	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$4,796,534	$8,571,579	$4,731,150	$7,184,838
Net realized gain (loss)	(4,214,151)	(11,672,016)	11,109,876	9,880,644
Net change in unrealized appreciation/depreciation	(10,065,506)	29,010,256	43,123,616	103,650,096

Net increase (decrease) in net assets resulting from operations	(9,483,123)	25,909,819	58,964,642	120,715,578

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(4,603,229)	(9,097,445)	(4,094,417)	(6,822,407)

Total distributions to shareholders	(4,603,229)	(9,097,445)	(4,094,417)	(6,822,407)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	6,425,153	17,785,444	27,458,961	128,537,183
Cost of shares redeemed	(6,400,594)	(138,932,335)	(38,891,934)	(56,634,607)

Net increase (decrease) in net assets from capital share transactions	24,559	(121,146,891)	(11,432,973)	71,902,576

INCREASE (DECREASE) IN NET ASSETS	(14,061,793)	(104,334,517)	43,437,252	185,795,747

NET ASSETS
Beginning of period	371,387,203	475,721,720	706,222,986	520,427,239

End of period	$357,325,410	$371,387,203	$749,660,238	$706,222,986

Undistributed net investment income included in net assets at end of period	$2,253,882	$2,060,577	$2,152,697	$1,515,964

SHARES ISSUED AND REDEEMED
Shares sold	100,000	300,000	300,000	1,600,000
Shares redeemed	(100,000)	(2,350,000)	(450,000)	(700,000)

Net increase (decrease) in shares outstanding	—	(2,050,000)	(150,000)	900,000

See notes to financial statements.

54	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Global Telecom ETF		iShares Global Utilities ETF
	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$11,105,616	$54,998,826	$5,701,108	$9,034,334
Net realized gain (loss)	(8,303,863)	20,665,171	11,240,807	(129,528)
Net change in unrealized appreciation/depreciation	13,486,276	(9,445,601)	(9,679,751)	22,155,635

Net increase in net assets resulting from operations	16,288,029	66,218,396	7,262,164	31,060,441

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(45,227,000)	(19,234,498)	(4,872,773)	(9,590,309)

Total distributions to shareholders	(45,227,000)	(19,234,498)	(4,872,773)	(9,590,309)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	44,818,188	160,114,764	21,354,261	114,247,843
Cost of shares redeemed	(28,874,402)	(190,327,429)	(76,926,826)	(82,160,766)

Net increase (decrease) in net assets from capital share transactions	15,943,786	(30,212,665)	(55,572,565)	32,087,077

INCREASE (DECREASE) IN NET ASSETS	(12,995,185)	16,771,233	(53,183,174)	53,557,209

NET ASSETS
Beginning of period	481,704,041	464,932,808	285,212,339	231,655,130

End of period	$468,708,856	$481,704,041	$232,029,165	$285,212,339

Undistributed net investment income included in net assets at end of period	$4,481,830	$38,603,214	$2,030,760	$1,202,425

SHARES ISSUED AND REDEEMED
Shares sold	700,000	2,450,000	450,000	2,500,000
Shares redeemed	(450,000)	(3,000,000)	(1,550,000)	(1,900,000)

Net increase (decrease) in shares outstanding	250,000	(550,000)	(1,100,000)	600,000

See notes to financial statements.

FINANCIAL STATEMENTS	55

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Consumer Discretionary ETF
	Six months ended Sep. 30, 2014 (Unaudited)	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010
Net asset value, beginning of period	$82.12	$67.13	$58.82	$54.55	$46.76	$29.26

Income from investment operations:
Net investment income[a]	0.79	1.10	0.96	0.86	0.63	0.54
Net realized and unrealized gain (loss)[b]	(1.10)	14.91	8.22	4.29	7.73	17.53

Total from investment operations	(0.31)	16.01	9.18	5.15	8.36	18.07

Less distributions from:
Net investment income	(0.83)	(1.02)	(0.87)	(0.88)	(0.57)	(0.57)

Total distributions	(0.83)	(1.02)	(0.87)	(0.88)	(0.57)	(0.57)

Net asset value, end of period	$80.98	$82.12	$67.13	$58.82	$54.55	$46.76

Total return	(0.41)%[c]	24.02%	15.86%	9.68%	18.02%	62.24%

Ratios/Supplemental data:
Net assets, end of period (000s)	$157,915	$275,099	$184,614	$167,645	$136,379	$93,524
Ratio of expenses to average net assets[d]	0.47%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[d]	1.89%	1.43%	1.63%	1.62%	1.28%	1.35%
Portfolio turnover rate[e]	3%	5%	8%	9%	4%	8%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

56	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Consumer Staples ETF
	Six months ended Sep. 30, 2014 (Unaudited)	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010
Net asset value, beginning of period	$86.46	$82.38	$70.88	$63.24	$58.74	$41.79

Income from investment operations:
Net investment income[a]	1.20	1.91	1.89	1.66	1.48	1.35
Net realized and unrealized gain[b]	1.23	3.92	11.62	7.54	4.47	16.85

Total from investment operations	2.43	5.83	13.51	9.20	5.95	18.20

Less distributions from:
Net investment income	(1.17)	(1.75)	(2.01)	(1.56)	(1.45)	(1.25)

Total distributions	(1.17)	(1.75)	(2.01)	(1.56)	(1.45)	(1.25)

Net asset value, end of period	$87.72	$86.46	$82.38	$70.88	$63.24	$58.74

Total return	2.78%[c]	7.28%	19.47%	14.77%	10.37%	44.05%

Ratios/Supplemental data:
Net assets, end of period (000s)	$600,873	$579,262	$572,519	$450,095	$313,049	$343,616
Ratio of expenses to average net assets[d]	0.47%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[d]	2.68%	2.29%	2.57%	2.52%	2.50%	2.59%
Portfolio turnover rate[e]	2%	4%	6%	4%	4%	6%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	57

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Energy ETF
	Six months ended Sep. 30, 2014 (Unaudited)	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010
Net asset value, beginning of period	$43.77	$39.88	$39.67	$44.27	$35.23	$26.59

Income from investment operations:
Net investment income[a]	0.67	1.05	0.93	0.91	0.72	0.85
Net realized and unrealized gain (loss)[b]	0.06	3.91	0.25	(4.63)	9.04	8.54

Total from investment operations	0.73	4.96	1.18	(3.72)	9.76	9.39

Less distributions from:
Net investment income	(0.60)	(1.07)	(0.97)	(0.88)	(0.72)	(0.75)

Total distributions	(0.60)	(1.07)	(0.97)	(0.88)	(0.72)	(0.75)

Net asset value, end of period	$43.90	$43.77	$39.88	$39.67	$44.27	$35.23

Total return	1.54%[c]	12.75%	3.16%	(8.30)%	28.27%	35.56%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,000,958	$1,030,873	$1,022,866	$1,255,714	$1,514,180	$1,078,124
Ratio of expenses to average net assets[d]	0.47%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[d]	2.87%	2.55%	2.44%	2.29%	2.00%	2.55%
Portfolio turnover rate[e]	2%	9%	6%	3%	5%	5%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

58	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Financials ETF
	Six months ended Sep. 30, 2014 (Unaudited)	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010
Net asset value, beginning of period	$56.52	$48.31	$42.45	$48.18	$47.26	$26.89

Income from investment operations:
Net investment income[a]	0.81	1.21	1.13	1.17	0.92	0.79
Net realized and unrealized gain (loss)[b]	(0.20)	8.20	5.86	(5.69)	0.97	20.41

Total from investment operations	0.61	9.41	6.99	(4.52)	1.89	21.20

Less distributions from:
Net investment income	(0.81)	(1.20)	(1.13)	(1.21)	(0.97)	(0.83)

Total distributions	(0.81)	(1.20)	(1.13)	(1.21)	(0.97)	(0.83)

Net asset value, end of period	$56.32	$56.52	$48.31	$42.45	$48.18	$47.26

Total return	1.06%[c]	19.74%[d]	17.12%[d]	(9.22)%	4.24%	79.47%

Ratios/Supplemental data:
Net assets, end of period (000s)	$312,564	$308,057	$265,699	$184,674	$296,308	$321,366
Ratio of expenses to average net assets[e]	0.47%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	2.84%	2.28%	2.63%	2.82%	2.04%	1.85%
Portfolio turnover rate[f]	3%	5%	5%	6%	7%	11%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	The total return presented was calculated using the net asset value as of March 28, 2013 (the last day the Fund’s listing exchange was open during the year ended March 31, 2013). For financial reporting purposes, the Fund’s investments were fair valued as of the reporting date of March 31, 2013 which takes into account certain foreign exchanges that were open for trading on March 29, 2013. As such, the total return calculated for financial reporting purposes for the years ended March 31, 2014 and March 31, 2013 were 19.84% and 17.02%, respectively.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	59

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Healthcare ETF
	Six months ended Sep. 30, 2014 (Unaudited)	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010
Net asset value, beginning of period	$90.97	$73.54	$60.12	$54.19	$52.47	$39.99

Income from investment operations:
Net investment income[a]	0.61	1.39	1.36	1.28	1.13	1.02
Net realized and unrealized gain[b]	7.08	17.34	13.53	5.87	1.73	12.48

Total from investment operations	7.69	18.73	14.89	7.15	2.86	13.50

Less distributions from:
Net investment income	(0.98)	(1.30)	(1.47)	(1.22)	(1.14)	(1.02)

Total distributions	(0.98)	(1.30)	(1.47)	(1.22)	(1.14)	(1.02)

Net asset value, end of period	$97.68	$90.97	$73.54	$60.12	$54.19	$52.47

Total return	8.50%[c]	25.81%	25.29%	13.36%	5.70%	34.21%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,264,912	$1,137,187	$739,067	$532,087	$479,623	$590,291
Ratio of expenses to average net assets[d]	0.47%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[d]	1.30%	1.70%	2.14%	2.28%	2.25%	2.15%
Portfolio turnover rate[e]	2%	5%	6%	6%	6%	5%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

60	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Industrials ETF
	Six months ended Sep. 30, 2014 (Unaudited)	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010
Net asset value, beginning of period	$71.16	$59.20	$54.12	$57.62	$48.43	$29.41

Income from investment operations:
Net investment income[a]	0.76	1.25	1.23	1.18	0.87	0.77
Net realized and unrealized gain (loss)[b]	(0.82)	11.79	5.11	(3.54)	9.12	19.04

Total from investment operations	(0.06)	13.04	6.34	(2.36)	9.99	19.81

Less distributions from:
Net investment income	(0.88)	(1.08)	(1.26)	(1.14)	(0.80)	(0.79)

Total distributions	(0.88)	(1.08)	(1.26)	(1.14)	(0.80)	(0.79)

Net asset value, end of period	$70.22	$71.16	$59.20	$54.12	$57.62	$48.43

Total return	(0.13)%[c]	22.27%	12.12%	(3.96)%	20.92%	68.18%

Ratios/Supplemental data:
Net assets, end of period (000s)	$280,861	$348,666	$219,034	$202,934	$239,117	$191,299
Ratio of expenses to average net assets[d]	0.47%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[d]	2.12%	1.91%	2.31%	2.26%	1.75%	1.81%
Portfolio turnover rate[e]	3%	6%	8%	6%	6%	5%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	61

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Materials ETF
	Six months ended Sep. 30, 2014 (Unaudited)	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010
Net asset value, beginning of period	$62.42	$59.47	$62.78	$74.36	$63.54	$37.01

Income from investment operations:
Net investment income[a]	0.80	1.26	1.28	1.25	1.14	0.62
Net realized and unrealized gain (loss)[b]	(2.40)	3.02	(3.28)	(11.56)	10.88	26.37

Total from investment operations	(1.60)	4.28	(2.00)	(10.31)	12.02	26.99

Less distributions from:
Net investment income	(0.77)	(1.33)	(1.31)	(1.27)	(1.20)	(0.46)

Total distributions	(0.77)	(1.33)	(1.31)	(1.27)	(1.20)	(0.46)

Net asset value, end of period	$60.05	$62.42	$59.47	$62.78	$74.36	$63.54

Total return	(2.64)%[c]	7.52%	(3.16)%	(13.86)%	19.21%	73.22%

Ratios/Supplemental data:
Net assets, end of period (000s)	$357,325	$371,387	$475,722	$530,471	$832,866	$911,866
Ratio of expenses to average net assets[d]	0.47%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[d]	2.51%	2.12%	2.17%	1.90%	1.78%	1.11%
Portfolio turnover rate[e]	3%	13%	7%	9%	4%	3%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended September 30, 2014, and the years ended March 31, 2014 and March 31, 2013 were 3%, 12% and 7%, respectively. See Note 4.

See notes to financial statements.

62	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Tech ETF
	Six months ended Sep. 30, 2014 (Unaudited)	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010
Net asset value, beginning of period	$84.58	$69.86	$70.71	$62.50	$57.84	$37.43

Income from investment operations:
Net investment income[a]	0.59	0.92	0.79	0.55	0.42	0.33
Net realized and unrealized gain (loss)[b]	6.77	14.65	(0.91)	8.24	4.65	20.42

Total from investment operations	7.36	15.57	(0.12)	8.79	5.07	20.75

Less distributions from:
Net investment income	(0.52)	(0.85)	(0.73)	(0.58)	(0.41)	(0.34)

Total distributions	(0.52)	(0.85)	(0.73)	(0.58)	(0.41)	(0.34)

Net asset value, end of period	$91.42	$84.58	$69.86	$70.71	$62.50	$57.84

Total return	8.72%[c]	22.52%	(0.18)%	14.27%	8.83%	55.65%

Ratios/Supplemental data:
Net assets, end of period (000s)	$749,660	$706,223	$520,427	$654,100	$609,375	$529,207
Ratio of expenses to average net assets[d]	0.47%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[d]	1.32%	1.21%	1.18%	0.90%	0.73%	0.65%
Portfolio turnover rate[e]	5%	8%	7%	6%	3%	5%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended September 30, 2014, and the years ended March 31, 2014 and March 31, 2013 were 5%, 8% and 6%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	63

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Telecom ETF
	Six months ended Sep. 30, 2014 (Unaudited)	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010
Net asset value, beginning of period	$66.90	$59.99	$56.35	$61.60	$52.95	$43.86

Income from investment operations:
Net investment income[a]	1.54	6.75 [b]	2.65	3.02	2.48	2.43
Net realized and unrealized gain (loss)[c]	0.84	2.49	3.71	(5.24)	8.64	8.87

Total from investment operations	2.38	9.24	6.36	(2.22)	11.12	11.30

Less distributions from:
Net investment income	(6.37)	(2.33)	(2.72)	(3.03)	(2.47)	(2.21)

Total distributions	(6.37)	(2.33)	(2.72)	(3.03)	(2.47)	(2.21)

Net asset value, end of period	$62.91	$66.90	$59.99	$56.35	$61.60	$52.95

Total return	3.57%[d]	15.86%	11.58%	(3.57)%	21.83%	26.24%

Ratios/Supplemental data:
Net assets, end of period (000s)	$468,709	$481,704	$464,933	$442,340	$428,150	$293,852
Ratio of expenses to average net assets[e]	0.47%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	4.67%	10.50%[b]	4.56%	5.24%	4.44%	4.76%
Portfolio turnover rate[f]	3%	11%	7%	13%	6%	7%

[a]	Based on average shares outstanding throughout each period.
[b]	Includes a one-time special distribution from Vodafone Group PLC which represented $4.36 per share and 6.78% of average net assets.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

64	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Utilities ETF
	Six months ended Sep. 30, 2014 (Unaudited)	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010
Net asset value, beginning of period	$47.93	$43.30	$42.55	$45.78	$45.87	$37.92

Income from investment operations:
Net investment income[a]	1.10	1.73	1.80	1.89	1.80	1.85
Net realized and unrealized gain (loss)[b]	(0.17)	4.80	0.68	(3.16)	0.02	7.78

Total from investment operations	0.93	6.53	2.48	(1.27)	1.82	9.63

Less distributions from:
Net investment income	(1.02)	(1.90)	(1.73)	(1.96)	(1.91)	(1.68)

Total distributions	(1.02)	(1.90)	(1.73)	(1.96)	(1.91)	(1.68)

Net asset value, end of period	$47.84	$47.93	$43.30	$42.55	$45.78	$45.87

Total return	1.85%[c]	15.91%[d]	5.97%[d]	(2.76)%	4.26%	25.69%

Ratios/Supplemental data:
Net assets, end of period (000s)	$232,029	$285,212	$231,655	$274,445	$254,073	$254,552
Ratio of expenses to average net assets[e]	0.47%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	4.50%	3.89%	4.32%	4.38%	4.02%	4.14%
Portfolio turnover rate[f]	2%	7%	8%	6%	9%	9%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	The total return presented was calculated using the net asset value as of March 28, 2013 (the last day the Fund’s listing exchange was open during the year ended March 31, 2013). For financial reporting purposes, the Fund’s investments were fair valued as of the reporting date of March 31, 2013 which took into account certain foreign exchanges that were open for trading on March 29, 2013. As such, the total return calculated for financial reporting purposes for the years ended March 31, 2014 and March 31, 2013 were 15.77% and 6.09%, respectively.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	65

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Global Consumer Discretionary	Diversified
Global Consumer Staples	Non-diversified
Global Energy	Non-diversified
Global Financials	Diversified
Global Healthcare	Non-diversified

iShares ETF	Diversification Classification
Global Industrials	Diversified
Global Materials	Diversified
Global Tech	Non-diversified
Global Telecom	Non-diversified
Global Utilities	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 (ASC 946).

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

66	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

NOTES TO FINANCIAL STATEMENTS	67

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of September 30, 2014. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
Global Consumer Discretionary
Assets:
Common Stocks	$154,679,541	$681,395	$—	$155,360,936
Preferred Stocks	2,102,760	—	—	2,102,760
Rights	—	1	—	1
Money Market Funds	3,504,687	—	—	3,504,687

	$160,286,988	$681,396	$—	$160,968,384

Global Consumer Staples
Assets:
Common Stocks	$593,614,015	$1,277,552	$—	$594,891,567
Preferred Stocks	3,379,587	—	—	3,379,587
Money Market Funds	2,864,128	—	—	2,864,128

	$599,857,730	$1,277,552	$—	$601,135,282

Global Energy
Assets:
Common Stocks	$987,980,677	$—	$—	$987,980,677
Preferred Stocks	10,214,183	—	—	10,214,183
Money Market Funds	20,047,101	—	—	20,047,101

	$1,018,241,961	$—	$—	$1,018,241,961

Global Financials
Assets:
Common Stocks	$308,000,070	$6,200	$9	$308,006,279
Preferred Stocks	3,636,380	—	—	3,636,380
Rights	28,395	—	—	28,395
Money Market Funds	2,826,451	—	—	2,826,451

	$314,491,296	$6,200	$9	$314,497,505

Global Healthcare
Assets:
Common Stocks	$1,260,868,042	$—	$—	$1,260,868,042
Money Market Funds	17,206,380	—	—	17,206,380

	$1,278,074,422	$—	$—	$1,278,074,422

68	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
Global Industrials
Assets:
Common Stocks	$279,838,879	$—	$—	$279,838,879
Money Market Funds	668,961	—	—	668,961

	$280,507,840	$—	$—	$280,507,840

Global Materials
Assets:
Common Stocks	$350,930,374	$—	$—	$350,930,374
Preferred Stocks	4,699,532	—	—	4,699,532
Money Market Funds	600,606	—	—	600,606

	$356,230,512	$—	$—	$356,230,512

Global Tech
Assets:
Common Stocks	$747,984,074	$—	$—	$747,984,074
Money Market Funds	6,482,985	—	—	6,482,985

	$754,467,059	$—	$—	$754,467,059

Global Telecom
Assets:
Common Stocks	$466,899,247	$—	$—	$466,899,247
Money Market Funds	6,056,527	—	—	6,056,527

	$472,955,774	$—	$—	$472,955,774

Global Utilities
Assets:
Common Stocks	$230,242,227	$—	$—	$230,242,227
Preferred Stocks	996,507	—	—	996,507
Money Market Funds	309,981	—	—	309,981

	$231,548,715	$—	$—	$231,548,715

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of September 30, 2014 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

NOTES TO FINANCIAL STATEMENTS	69

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2014, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of September 30, 2014, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The value of any securities on loan as of September 30, 2014 and the value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

70	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of each Fund’s securities lending agreements which are subject to offset under an MSLA as of September 30, 2014:

iShares ETF	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Global Consumer Discretionary	$3,263,005	$3,263,005	$—
Global Consumer Staples	2,142,184	2,142,184	—
Global Energy	18,311,481	18,311,481	—
Global Financials	2,406,868	2,406,868	—
Global Healthcare	15,857,033	15,857,033	—
Global Industrials	474,490	474,490	—
Global Materials	91,848	91,848	—
Global Tech	5,978,537	5,978,537	—
Global Telecom	5,614,936	5,614,936	—
Global Utilities	43,865	43,865	—

[a]	Collateral received in excess of the market value of securities on loan is not presented for financial reporting purposes. The total collateral received is disclosed in each Fund’s statement of assets and liabilities.

RECENT ACCOUNTING STANDARD

In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings, including securities lending. The guidance is effective for financial statements for fiscal years beginning after December 15, 2014, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

NOTES TO FINANCIAL STATEMENTS	71

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.48%	First $10 billion
0.43	Over $10 billion, up to and including $20 billion
0.38	Over $20 billion

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, (i) the iShares Global Tech ETF (the “Group 1 Fund”) retains 70% of securities lending income and (ii) the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

Pursuant to a securities lending agreement, (i) the iShares Global Consumer Discretionary ETF, iShares Global Consumer Staples ETF, iShares Global Energy ETF, iShares Global Financials ETF, iShares Global Healthcare ETF, iShares Global Industrials ETF, iShares Global Materials ETF, iShares Global Telecom ETF and iShares Global Utilities ETF (the “Group 2 Funds”) retain 75% of securities lending income and (ii) these amounts can never be less than 65% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013 and pursuant to a securities lending agreement, the Group 1 Fund will (i) receive for the remainder of that calendar year 75% of securities lending income and (ii) the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. Each Group 2 Fund will (i) receive for the remainder of that calendar year 80% of securities lending income and (ii) these amounts can never be less than 65% of the total of securities lending income plus the collateral investment fees.

For the six months ended September 30, 2014, each Fund paid to BTC the following amounts in total for securities lending agent services and collateral investment fees:

iShares ETF	Fees Paid to BTC
Global Consumer Discretionary	$6,568
Global Consumer Staples	1,400
Global Energy	27,133
Global Financials	4,667
Global Healthcare	7,308

iShares ETF	Fees Paid to BTC
Global Industrials	$1,982
Global Materials	2,135
Global Tech	13,660
Global Telecom	7,740
Global Utilities	2,650

72	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the six months ended September 30, 2014, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the six months ended September 30, 2014, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Global Financials
BlackRock Inc.	5,668	624	(520)	5,772	$1,895,063	$21,276	$57,981
PNC Financial Services Group Inc. (The)	24,525	2,936	(2,264)	25,197	2,156,359	23,754	55,710

					$4,051,422	$45,030	$113,691

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended September 30, 2014 were as follows:

iShares ETF	Purchases	Sales
Global Consumer Discretionary	$5,757,712	$7,255,793
Global Consumer Staples	13,788,992	14,892,942
Global Energy	25,949,305	25,170,403
Global Financials	9,221,688	8,784,519
Global Healthcare	19,637,108	23,714,059
Global Industrials	8,261,215	9,923,561
Global Materials	10,867,509	10,614,730
Global Tech	38,564,612	39,225,445
Global Telecom	13,844,006	47,825,192
Global Utilities	6,315,300	6,692,033

NOTES TO FINANCIAL STATEMENTS	73

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the six months ended September 30, 2014 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Global Consumer Discretionary	$4,047,064	$117,106,785
Global Consumer Staples	26,450,061	11,190,613
Global Energy	162,084,067	192,822,414
Global Financials	33,272,291	27,552,843
Global Healthcare	112,645,453	68,904,735
Global Industrials	7,111,597	69,212,577
Global Materials	6,090,066	6,059,207
Global Tech	25,201,450	35,449,539
Global Telecom	43,839,554	28,133,860
Global Utilities	20,857,586	75,308,166

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	MARKET AND CREDIT RISK

In the normal course of business, each Fund’s investment activities exposes it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

74	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in equity instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Each Fund invests a substantial amount of its assets in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

Each Fund invests all or substantially all of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions affecting those market sectors may have a significant impact on its investment performance.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in the statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

NOTES TO FINANCIAL STATEMENTS	75

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of March 31, 2014, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
Global Consumer Discretionary	$3,299,794	$21,774	$140,985	$515,276	$977,806	$838,994	$5,794,629
Global Consumer Staples	452,289	—	—	1,198,337	854,970	376,300	2,881,896
Global Energy	10,351,144	3,379,767	172,682	4,800,649	12,576,847	3,833,014	35,114,103
Global Financials	18,635,401	—	279,616	14,101,017	26,135,934	19,984,033	79,136,001
Global Healthcare	—	—	719,865	7,470,467	8,253,378	1,982,643	18,426,353
Global Industrials	8,190,665	175	241,597	3,878,332	3,768,747	2,652,700	18,732,216
Global Materials	31,566,263	2,966	455,218	3,417,547	12,443,350	15,013,970	62,899,314
Global Tech	16,742,410	358,238	418,537	8,517,749	6,597,896	3,985,882	36,620,712
Global Telecom	20,669,156	259,855	—	2,355,085	6,058,821	3,049,039	32,391,956
Global Utilities	13,506,623	4,149	298,224	2,911,628	5,208,921	5,807,445	27,736,990

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of September 30, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global Consumer Discretionary	$156,856,586	$13,135,050	$(9,023,252)	$4,111,798
Global Consumer Staples	517,161,530	100,090,855	(16,117,103)	83,973,752
Global Energy	1,015,922,625	109,028,257	(106,708,921)	2,319,336
Global Financials	330,293,705	33,175,574	(48,971,774)	(15,796,200)
Global Healthcare	948,039,229	351,190,354	(21,155,161)	330,035,193
Global Industrials	261,144,078	35,706,549	(16,342,787)	19,363,762
Global Materials	426,640,628	44,507,704	(114,917,820)	(70,410,116)
Global Tech	583,157,965	214,321,692	(43,012,598)	171,309,094
Global Telecom	501,382,035	28,183,006	(56,609,267)	(28,426,261)
Global Utilities	275,315,365	14,102,147	(57,868,797)	(43,766,650)

76	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2014, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	77

Board Review and Approval of Investment Advisory

Contract

iSHARES® TRUST

I. iShares Global Consumer Discretionary ETF, iShares Global Consumer Staples ETF, iShares Global Energy ETF, iShares Global Financials ETF, iShares Global Industrials ETF, iShares Global Materials ETF, iShares Global Tech ETF and iShares Global Utilities ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on March 12, 2014, May 6, 2014, and May 12, 2014, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 16, 2014, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-13, 2014, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other exchange traded funds (including funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board noted that, prior to 2014, Lipper had used a different methodology to determine a Fund’s Lipper group, which included mutual funds, closed-end funds, exchange traded funds, and/or funds with differing investment objective classifications, investment focuses and other characteristics (e.g. actively managed funds and funds sponsored by “at cost” service providers), as applicable. The Board further noted that, after consideration by the 15(c) Committee, the Board determined to use instead Lipper’s proprietary ETF methodology to determine a Fund’s Lipper Group. This determination was based on, among other considerations, the increased number and types of ETFs available for comparative purposes than was the case in prior years. The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. At the Board’s request, Lipper provided, and the Board considered, information on the impact to the iShares funds’ comparative fee rankings that were attributable to the change from a pure index group methodology to Lipper’s proprietary ETF methodology. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

78	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

The Board also noted that the investment advisory fee rates and overall expenses for the Funds were lower than the median of the investment advisory fee rates and overall expenses of the funds in their respective Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2013, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that are not exchange traded funds or index funds, and that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years, including in such areas as investor education, product management, customized portfolio consulting support, capital markets support, and proprietary risk and performance analytics tools. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-13, 2014 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	79

Board Review and Approval of Investment Advisory

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iSHARES® TRUST

focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Funds already provided for breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fee rates reflects appropriate sharing of potential economies of scale with the Funds’ shareholders and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially similar investment objectives and strategies as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different, generally more extensive services provided to the Funds, as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’

80	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that each Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of each Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

II. iShares Global Healthcare ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on March 12, 2014, May 6, 2014, and May 12, 2014, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 16, 2014, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-13, 2014, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other exchange traded funds (including funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s

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proprietary ETF methodology (the “Lipper Group”). The Board noted that, prior to 2014, Lipper had used a different methodology to determine the Fund’s Lipper group, which included mutual funds, closed-end funds, exchange traded funds, and/or funds with differing investment objective classifications, investment focuses and other characteristics (e.g. actively managed funds and funds sponsored by “at cost” service providers), as applicable. The Board further noted that, after consideration by the 15(c) Committee, the Board determined to use instead Lipper’s proprietary ETF methodology to determine the Fund’s Lipper Group. This determination was based on, among other considerations, the increased number and types of ETFs available for comparative purposes than was the case in prior years. The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the applicable Lipper Group and to prepare this information. At the Board’s request, Lipper provided, and the Board considered, information on the impact to the iShares funds’ comparative fee rankings that were attributable to the change from a pure index group methodology to Lipper’s proprietary ETF methodology. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses for the Fund at the median of the investment advisory fee rates and overall expenses of the funds in its Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2013, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its respective performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that are not exchange traded funds or index funds, and that may have different investment objectives and/or benchmarks from the Fund. In addition, the Board noted that the Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its relevant benchmark index. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Fund and its shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years, including in such areas as investor education, product management, customized portfolio consulting support, capital markets support, and proprietary risk and performance analytics tools. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In

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Contract (Continued)

iSHARES® TRUST

addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-13, 2014 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fee rate reflects appropriate sharing of potential economies of scale with the Fund’s shareholders and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with a substantially similar investment objective and strategy as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different, generally more extensive services provided to the Fund, as well as other

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Contract (Continued)

iSHARES® TRUST

significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

III. iShares Global Telecom ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on March 12, 2014, May 6, 2014, and May 12, 2014, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 16, 2014, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-13, 2014, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the

84	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other exchange traded funds (including funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board noted that, prior to 2014, Lipper had used a different methodology to determine the Fund’s Lipper group, which included mutual funds, closed-end funds, exchange traded funds, and/or funds with differing investment objective classifications, investment focuses and other characteristics (e.g. actively managed funds and funds sponsored by “at cost” service providers), as applicable. The Board further noted that, after consideration by the 15(c) Committee, the Board determined to use instead Lipper’s proprietary ETF methodology to determine the Fund’s Lipper Group. This determination was based on, among other considerations, the increased number and types of ETFs available for comparative purposes than was the case in prior years. The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the applicable Lipper Group and to prepare this information. At the Board’s request, Lipper provided, and the Board considered, information on the impact to the iShares funds’ comparative fee rankings that were attributable to the change from a pure index group methodology to Lipper’s proprietary ETF methodology. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses for the Fund were within range of the median of the investment advisory fee rates and overall expenses of the funds in its Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2013, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its respective performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that are not exchange traded funds or index funds, and that may have different investment objectives and/or benchmarks from the Fund. In addition, the Board noted that the Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its relevant benchmark index. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

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Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Fund and its shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years, including in such areas as investor education, product management, customized portfolio consulting support, capital markets support, and proprietary risk and performance analytics tools. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-13, 2014 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

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Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fee rate reflects appropriate sharing of potential economies of scale with the Fund’s shareholders and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with a substantially similar investment objective and strategy as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different, generally more extensive services provided to the Fund, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	87

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Global Financials	$0.805138	$—	$0.007985	$0.813123	99%	—%	1%	100%

88	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	89

Notes:

90	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

Certain financial information required by regulations or listing exchange rules in jurisdictions outside the U.S. in which iShares Funds are cross-listed may be publicly filed in those jurisdictions. This information is available upon request by calling 1-800-474-2737.

©2014 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-30-0914

SEPTEMBER 30, 2014

2014 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Asia 50 ETF | AIA | NYSE Arca
➢	iShares Emerging Markets Infrastructure ETF | EMIF | NASDAQ
➢	iShares Europe ETF | IEV | NYSE Arca
➢	iShares International Developed Property ETF | WPS | NYSE Arca
➢	iShares Japan Large-Cap ETF | ITF | NYSE Arca
➢	iShares Latin America 40 ETF | ILF | NYSE Arca

Fund Performance Overview

iSHARES® ASIA 50 ETF

Performance as of September 30, 2014

The iShares Asia 50 ETF (the “Fund”) seeks to track the investment results of an index composed of 50 of the largest Asian equities, as represented by the S&P Asia 50™ (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2014, the total return for the Fund was 2.55%, net of fees, while the total return for the Index was 3.15%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	1.93%	2.47%	2.55%	1.93%	2.47%	2.55%
5 Years	6.21%	6.18%	6.80%	35.18%	34.98%	38.93%
Since Inception	1.51%	1.53%	2.09%	10.89%	11.04%	15.29%

The inception date of the Fund was 11/13/07. The first day of secondary market trading was 11/16/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period [a]	Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,025.50	$2.54	$1,000.00	$1,022.60	$2.54	0.50%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

PORTFOLIO ALLOCATION As of 9/30/14

Sector	Percentage of Total Investments*
Financials	34.49%
Information Technology	30.13
Telecommunication Services	7.68
Consumer Discretionary	6.66
Materials	6.13
Energy	6.10
Industrials	4.09
Utilities	3.23
Consumer Staples	1.49

TOTAL	100.00%

COUNTRY ALLOCATION As of 9/30/14

Country	Percentage of Total Investments*
China	29.29%
South Korea	23.32
Hong Kong	19.61
Taiwan	18.48
Singapore	9.30

TOTAL	100.00%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® EMERGING MARKETS INFRASTRUCTURE ETF

Performance as of September 30, 2014

The iShares Emerging Markets Infrastructure ETF (the “Fund”) seeks to track the investment results of an index composed of 30 of the largest emerging market equities in the infrastructure industry, as represented by the S&P Emerging Markets Infrastructure Index™ (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2014, the total return for the Fund was 4.03%, net of fees, while the total return for the Index was 4.11%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	6.60%	6.32%	6.74%	6.60%	6.32%	6.74%
5 Years	7.31%	7.15%	7.44%	42.31%	41.23%	43.15%
Since Inception	9.45%	9.49%	9.32%	61.28%	61.56%	60.21%

The inception date of the Fund was 6/16/09. The first day of secondary market trading was 6/19/09.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period [a]	Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,040.30	$3.84	$1,000.00	$1,021.30	$3.80	0.75%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

PORTFOLIO ALLOCATION As of 9/30/14

Sector	Percentage of Total Investments*

Transportation Infrastructure	40.21%
Electric Utilities	22.91
Independent Power Producers & Energy Traders	10.73
Oil, Gas & Consumable Fuels	9.78
Energy Equipment & Services	8.13
Water Utilities	5.90
Gas Utilities	2.34

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS As of 9/30/14

Country	Percentage of Total Investments*
China	36.83%
Brazil	21.95
Mexico	7.86
South Korea	7.55
Malaysia	7.48
Chile	7.23
Thailand	4.24
Russia	4.11
Philippines	2.75

TOTAL	100.00%

*	Excludes money market funds.

6	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® EUROPE ETF

Performance as of September 30, 2014

The iShares Europe ETF (the “Fund”) seeks to track the investment results of an index composed of European equities, as represented by the S&P Europe 350™ (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2014, the total return for the Fund was -3.65%, net of fees, while the total return for the Index was -3.50%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	6.03%	5.39%	6.48%	6.03%	5.39%	6.48%
5 Years	6.62%	6.48%	7.00%	37.78%	36.88%	40.28%
10 Years	6.35%	6.27%	6.76%	85.02%	83.67%	92.36%

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period [a]	Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$963.50	$2.95	$1,000.00	$1,022.10	$3.04	0.60%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

PORTFOLIO ALLOCATION As of 9/30/14

Sector	Percentage of Total Investments*

Financials	22.23%
Health Care	14.40
Consumer Staples	13.12
Industrials	10.64
Consumer Discretionary	9.57
Energy	9.48
Materials	7.71
Telecommunication Services	4.72
Utilities	4.67
Information Technology	3.46

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS As of 9/30/14

Country	Percentage of Total Investments*
United Kingdom	32.42%
France	15.10
Switzerland	13.91
Germany	12.87
Spain	5.62
Sweden	4.64
Italy	3.95
Netherlands	3.88
Denmark	2.23
Belgium	1.97

TOTAL	96.59%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

Performance as of September 30, 2014

The iShares International Developed Property ETF (the “Fund”) seeks to track the investment results of an index composed of real estate equities in developed non-U.S. markets, as represented by the S&P Developed Ex-U.S. Property Index™ (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2014, the total return for the Fund was 2.67%, net of fees, while the total return for the Index was 2.74%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	1.66%	1.50%	1.77%	1.66%	1.50%	1.77%
5 Years	8.51%	8.50%	8.72%	50.45%	50.37%	51.89%
Since Inception	0.25%	0.26%	0.17%	1.81%	1.85%	1.24%

The inception date of the Fund was 7/30/07. The first day of secondary market trading was 8/3/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period [a]	Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,026.70	$2.44	$1,000.00	$1,022.70	$2.43	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

PORTFOLIO ALLOCATION As of 9/30/14

Sector	Percentage of Total Investments*

Diversified Real Estate Activities	27.37%
Retail REITs	18.03
Diversified REITs	15.81
Real Estate Operating Companies	15.01
Office REITs	7.51
Real Estate Development	6.85
Industrial REITs	5.11
Residential REITs	2.12
Hotel & Resort REITs	0.66
Specialized REITs	0.54
Health Care REITs	0.46
Investment Companies	0.46
Construction & Engineering	0.05
Distributors	0.02

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS As of 9/30/14

Country	Percentage of Total Investments*
Japan	28.15%
Hong Kong	16.82
Australia	12.21
United Kingdom	10.49
Singapore	8.62
France	6.32
Canada	3.85
Germany	3.49
Sweden	1.90
Switzerland	1.72

TOTAL	93.57%

*	Excludes money market funds.

8	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® JAPAN LARGE-CAP ETF

Performance as of September 30, 2014

The iShares Japan Large-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization Japanese equities, as represented by the S&P/TOPIX 150™ (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2014, the total return for the Fund was 3.64%, net of fees, while the total return for the Index was 3.82%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(0.26)%	(0.20)%	0.01%	(0.26)%	(0.20)%	0.01%
5 Years	4.97%	5.17%	5.14%	27.42%	28.69%	28.51%
10 Years	3.30%	3.21%	3.48%	38.31%	37.11%	40.74%

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period [a]	Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,036.40	$2.55	$1,000.00	$1,022.60	$2.54	0.50%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

PORTFOLIO ALLOCATION As of 9/30/14

Sector	Percentage of Total Investments*

Industrials	22.78%
Consumer Discretionary	20.58
Financials	17.74
Information Technology	10.46
Consumer Staples	7.36
Materials	6.26
Health Care	6.02
Telecommunication Services	5.74
Utilities	1.92
Energy	1.14

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/14

Security	Percentage of Total Investments*

Toyota Motor Corp.	7.26%
Mitsubishi UFJ Financial Group Inc.	3.38
SoftBank Corp.	2.89
Honda Motor Co. Ltd.	2.65
Sumitomo Mitsui Financial Group Inc.	2.44
Nippon Telegraph and Telephone Corp.	1.86
Mizuho Financial Group Inc.	1.83
Japan Tobacco Inc.	1.60
Hitachi Ltd.	1.58
Canon Inc.	1.56

TOTAL	27.05%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® LATIN AMERICA 40 ETF

Performance as of September 30, 2014

The iShares Latin America 40 ETF (the “Fund”) seeks to track the investment results of an index composed of 40 of the largest Latin American equities, as represented by the S&P Latin America 40™ (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2014, the total return for the Fund was 2.17%, net of fees, while the total return for the Index was 2.43%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(0.67)%	(0.96)%	(0.18)%	(0.67)%	(0.96)%	(0.18)%
5 Years	(0.21)%	(0.27)%	0.50%	(1.02)%	(1.33)%	2.53%
10 Years	13.45%	13.29%	13.88%	253.29%	248.15%	266.87%

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period [a]	Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,021.70	$2.48	$1,000.00	$1,022.60	$2.48	0.49%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

PORTFOLIO ALLOCATION As of 9/30/14

Sector	Percentage of Total Investments*

Financials	30.03%
Consumer Staples	17.46
Materials	12.02
Energy	11.48
Telecommunication Services	11.02
Industrials	6.17
Consumer Discretionary	5.23
Utilities	4.22
Information Technology	2.37

TOTAL	100.00%

COUNTRY ALLOCATION As of 9/30/14

Country	Percentage of Total Investments*
Brazil	52.27%
Mexico	31.34
Chile	9.47
Peru	3.89
Colombia	3.03

TOTAL	100.00%

*	Excludes money market funds.

10	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on April 1, 2014 and held through September 30, 2014, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	11

Schedule of Investments (Unaudited)

iSHARES® ASIA 50 ETF

September 30, 2014

Security	Shares	Value
COMMON STOCKS — 99.65%

CHINA — 29.18%
China Construction Bank Corp. Class H	20,100,960	$14,082,140
China Life Insurance Co. Ltd. Class H	1,876,000	5,206,346
China Mobile Ltd.	1,340,000	15,487,888
China Petroleum & Chemical Corp. Class H	6,299,600	5,516,642
CNOOC Ltd.	3,953,000	6,780,848
Industrial and Commercial Bank of China Ltd. Class H	20,033,115	12,486,674
PetroChina Co. Ltd. Class H	5,226,000	6,696,462
Ping An Insurance (Group) Co. of China Ltd. Class H	469,000	3,521,230
Tencent Holdings Ltd.	1,299,800	19,333,544
Want Want China Holdings Ltd.	1,675,000	2,088,061

		91,199,835
HONG KONG — 19.55%
AIA Group Ltd.[a]	2,934,600	15,173,558
BOC Hong Kong (Holdings) Ltd.	904,500	2,882,948
Cheung Kong (Holdings) Ltd.	335,000	5,517,830
CLP Holdings Ltd.	469,000	3,765,843
Galaxy Entertainment Group Ltd.	603,000	3,502,247
Hang Seng Bank Ltd.	180,900	2,905,079
Hong Kong and China Gas Co. Ltd. (The)	1,541,081	3,342,108
Hong Kong Exchanges and Clearing Ltd.	268,000	5,767,189
Hutchison Whampoa Ltd.	536,000	6,488,519
Power Assets Holdings Ltd.	335,000	2,961,681
Sands China Ltd.	589,600	3,075,144
Sun Hung Kai Properties Ltd.	402,000	5,699,888

		61,082,034
SINGAPORE — 9.27%
DBS Group Holdings Ltd.	402,500	5,813,573
Jardine Matheson Holdings Ltd.[b]	58,800	3,504,480
Keppel Corp. Ltd.	335,000	2,758,175
Oversea-Chinese Banking Corp. Ltd.[b]	670,874	5,123,746
Singapore Telecommunications Ltd.	1,876,000	5,589,900
United Overseas Bank Ltd.	352,000	6,182,702

		28,972,576

Security	Shares	Value
SOUTH KOREA — 23.24%
Hyundai Mobis Co. Ltd.	16,817	$4,095,683
Hyundai Motor Co.	37,252	6,724,952
KB Financial Group Inc.	94,403	3,448,695
Kia Motors Corp.	65,727	3,344,743
KT&G Corp.[a]	28,542	2,556,000
LG Chem Ltd.	10,921	2,644,222
POSCO	19,296	6,006,857
Samsung Electronics Co. Ltd.	29,212	32,776,127
Shinhan Financial Group Co. Ltd.	107,437	4,948,058
SK Hynix Inc.[c]	137,417	6,087,889

		72,633,226
TAIWAN — 18.41%
Cathay Financial Holding Co. Ltd.	2,077,866	3,384,614
China Steel Corp.	3,082,108	2,634,324
Chunghwa Telecom Co. Ltd.	938,551	2,829,275
CTBC Financial Holding Co. Ltd.	3,685,389	2,477,562
Delta Electronics Inc.	469,000	2,960,206
Formosa Chemicals & Fibre Corp.	871,804	2,014,754
Formosa Plastics Corp.	1,206,071	2,858,618
Fubon Financial Holding Co. Ltd.	1,809,000	2,777,176
Hon Hai Precision Industry Co. Ltd.	3,082,214	9,727,068
MediaTek Inc.	335,112	4,962,868
Nan Ya Plastics Corp.	1,340,510	2,934,892
Taiwan Semiconductor Manufacturing Co. Ltd.	4,556,343	17,974,035

		57,535,392

TOTAL COMMON STOCKS
(Cost: $265,958,009)		311,423,063

SHORT-TERM INVESTMENTS — 0.29%

MONEY MARKET FUNDS — 0.29%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[d,e,f]	802,448	802,448
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[d,e,f]	49,752	49,752
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	52,625	52,625

		904,825

TOTAL SHORT-TERM INVESTMENTS
(Cost: $904,825)		904,825

12	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® ASIA 50 ETF

September 30, 2014

Value
TOTAL INVESTMENTS IN SECURITIES — 99.94%
(Cost: $266,862,834)	$312,327,888
Other Assets, Less Liabilities — 0.06%	176,020

NET ASSETS — 100.00%	$312,503,908

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Non-income earning security.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited)

iSHARES® EMERGING MARKETS INFRASTRUCTURE ETF

September 30, 2014

Security	Shares	Value
COMMON STOCKS — 96.32%

BRAZIL — 18.89%
CCR SA	1,168,200	$8,002,284
Companhia de Saneamento Basico do Estado de Sao Paulo SP ADR	224,200	1,818,262
Ultrapar Participacoes SA SP ADR	442,264	9,340,616

		19,161,162
CHILE — 7.18%
Empresa Nacional de Electricidad SA SP ADR	73,101	3,213,520
Enersis SA SP ADR	257,594	4,064,833

		7,278,353
CHINA — 36.54%
Beijing Capital International Airport Co. Ltd. Class H	2,124,000	1,624,778
Beijing Enterprises Water Group Ltd.	2,832,000	1,914,721
China Gas Holdings Ltd.	1,416,000	2,348,724
China Longyuan Power Group Corp. Ltd. Class H	2,183,000	2,133,774
China Merchants Holdings (International) Co. Ltd.	2,360,000	7,294,175
China Oilfield Services Ltd. Class H	1,888,000	4,984,353
China Resources Power Holdings Co. Ltd.	1,180,000	3,183,604
China Suntien Green Energy Corp. Ltd. Class H	2,006,000	501,171
COSCO Pacific Ltd.	2,360,000	3,130,417
Guangdong Investment Ltd.	1,888,000	2,205,272
Huaneng Power International Inc. Class H SP ADR	51,861	2,264,251
Jiangsu Expressway Co. Ltd. Class H	1,652,000	1,742,396
Shenzhen International Holdings Ltd.[a]	1,239,499	1,692,018
Zhejiang Expressway Co. Ltd. Class H	2,006,000	2,038,266

		37,057,920
MALAYSIA — 7.42%
Tenaga Nasional Bhd	1,994,200	7,525,742

		7,525,742
MEXICO — 7.80%
Grupo Aeroportuario del Centro Norte SAB de CV SP ADR[b]	32,922	1,162,805

Security	Shares	Value
Grupo Aeroportuario del Pacifico SAB de CV SP ADR	46,551	$3,139,400
Grupo Aeroportuario del Sureste SAB de CV Series B SP ADR	28,084	3,608,513

		7,910,718
PHILIPPINES — 2.73%
International Container Terminal Services Inc.	1,122,770	2,762,048

		2,762,048
RUSSIA — 4.07%
Eurasia Drilling Co. Ltd. SP GDR[c]	79,536	2,258,823
RusHydro OJSC SP ADR	521,675	939,015
TMK OAO SP GDR[c]	102,542	933,132

		4,130,970
SOUTH KOREA — 7.49%
Korea Electric Power Corp. SP ADR	338,542	7,596,882

		7,596,882
THAILAND — 4.20%
Airports of Thailand PCL NVDR	578,200	4,261,830

		4,261,830

TOTAL COMMON STOCKS
(Cost: $85,270,194)		97,685,625

PREFERRED STOCKS — 2.88%

BRAZIL — 2.88%
Companhia Energetica de Minas Gerais SP ADR	469,345	2,924,019

		2,924,019

TOTAL PREFERRED STOCKS
(Cost: $4,352,289)		2,924,019

SHORT-TERM INVESTMENTS — 0.33%

MONEY MARKET FUNDS — 0.33%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[d,e,f]	278,209	278,209
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[d,e,f]	17,249	17,249
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	41,378	41,378

		336,836

TOTAL SHORT-TERM INVESTMENTS
(Cost: $336,836)		336,836

14	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS INFRASTRUCTURE ETF

September 30, 2014

Value
TOTAL INVESTMENTS IN SECURITIES — 99.53%
(Cost: $89,959,319)	$100,946,480
Other Assets, Less Liabilities — 0.47%	474,579

NET ASSETS — 100.00%	$101,421,059

NVDR  —  Non-Voting Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited)

iSHARES® EUROPE ETF

September 30, 2014

Security	Shares	Value
COMMON STOCKS — 98.86%

AUSTRIA — 0.19%
Erste Group Bank AG	114,015	$2,611,974
OMV AG	53,207	1,790,910
Voestalpine AG	40,769	1,611,995

		6,014,879
BELGIUM — 1.97%
Ageas	82,920	2,753,319
Anheuser-Busch InBev NV	305,422	33,998,839
Belgacom SA	52,516	1,828,353
Colruyt SA	25,567	1,126,699
Delhaize Brothers and Co. “The Lion” (Delhaize Group) SA	38,696	2,692,460
Groupe Bruxelles Lambert SA	31,095	2,850,212
KBC Groep NVa	122,998	6,551,480
Solvay SA	22,803	3,511,438
UCB SA	46,988	4,266,623
Umicore SA	42,151	1,844,218

		61,423,641
DENMARK — 2.22%
A.P. Moeller-Maersk A/S Class B	2,638	6,267,416
Carlsberg A/S Class B	39,387	3,502,433
Coloplast A/S Class B	45,606	3,823,267
Danske Bank A/S	291,602	7,927,544
DSV A/S	67,027	1,888,181
Novo Nordisk A/S Class B	735,224	35,184,748
Novozymes A/S Class B	89,139	3,867,979
Pandora A/S	46,988	3,684,755
Vestas Wind Systems A/Sa	84,302	3,296,143

		69,442,466
FINLAND — 1.31%
Fortum OYJ	162,385	3,961,115
Kone OYJ Class Bb	151,329	6,082,913
Metso OYJ	49,752	1,772,348
Nokia OYJ	1,404,112	11,981,643
Nokian Renkaat OYJ	38,005	1,146,474
Sampo OYJ Class A	180,351	8,748,610
Stora Enso OYJ Class R	212,828	1,775,787
UPM-Kymmene OYJ	199,008	2,843,298
Wartsila OYJ Abp	57,353	2,566,945

		40,879,133
FRANCE — 15.04%
Accor SA	68,409	3,034,556
Airbus Group NV	228,030	14,351,093

Security	Shares	Value
Alcatel-Lucent[a,b]	1,059,994	$3,290,015
ALSTOM[a]	82,229	2,812,956
ArcelorMittal	375,213	5,166,467
Arkema SA	24,185	1,622,906
AXA SA	710,348	17,507,241
BNP Paribas SA	393,870	26,131,654
Bouygues SA	69,100	2,240,312
Cap Gemini SA	57,353	4,117,400
Carrefour SA	246,687	7,622,405
Casino Guichard-Perrachon SA	21,421	2,307,413
Christian Dior SA	20,730	3,475,038
Compagnie de Saint-Gobain	184,497	8,445,140
Compagnie Generale des Etablissements Michelin Class B	70,482	6,649,237
Credit Agricole SA	418,055	6,308,249
Danone SA	226,648	15,174,592
Dassault Systemes SA	49,752	3,196,511
Edenred SA	76,010	1,875,743
Electricite de France SA	112,633	3,695,106
Essilor International SA	75,319	8,272,056
GDF Suez	572,148	14,354,131
Hermes International SCA	3,455	1,033,302
Kering	28,331	5,713,735
L’Air Liquide SA	128,526	15,679,149
L’Oreal SA	94,667	15,032,222
Lafarge SA	70,482	5,076,854
Lagardere SCA	45,606	1,220,794
Legrand SA	99,504	5,178,146
LVMH Moet Hennessy Louis Vuitton SA	102,959	16,739,101
Orange	867,896	13,052,279
Pernod Ricard SA	76,701	8,685,447
PSA Peugeot Citroen SAa	171,385	2,198,579
Publicis Groupe SA	71,173	4,888,368
Renault SA	78,083	5,656,909
Safran SA	122,307	7,938,431
Sanofi	451,914	51,128,042
Schneider Electric SE	216,974	16,664,817
SES SA Class A FDR	169,295	5,854,469
Societe Generale	303,093	15,476,099
Sodexo	36,623	3,584,535
STMicroelectronics NV	78,774	609,009
STMicroelectronics NV New	177,587	1,376,306
Suez Environnement SA	119,543	2,022,815
Technip SA	41,460	3,488,655

16	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EUROPE ETF

September 30, 2014

Security	Shares	Value
Thales SA	36,623	$1,951,184
Total SA	890,008	57,845,365
Unibail-Rodamco SE	36,623	9,423,977
Valeo SA	30,404	3,384,116
Vallourec SA	44,224	2,034,080
Veolia Environnement	179,660	3,172,838
Vinci SA	181,733	10,561,561
Vivendi SA	478,172	11,549,450

		469,870,855
GERMANY — 12.08%
Adidas AG	78,774	5,896,042
Allianz SE Registered	171,368	27,785,286
BASF SE	344,809	31,636,171
Bayer AG Registered	309,568	43,368,748
Bayerische Motoren Werke AG	119,543	12,839,098
Beiersdorf AG	36,623	3,059,901
Brenntag AG	58,044	2,853,040
Commerzbank AGa	355,174	5,312,295
Continental AG	40,078	7,627,188
Daimler AG Registered	373,140	28,626,244
Deutsche Bank AG Registered	517,562	18,159,577
Deutsche Boerse AG	72,555	4,887,966
Deutsche Lufthansa AG Registered	94,667	1,495,449
Deutsche Post AG Registered	356,556	11,436,147
Deutsche Telekom AG Registered	1,152,588	17,472,080
E.ON SE	749,044	13,715,601
Fresenius Medical Care AG & Co. KGaA	80,156	5,599,515
Fresenius SE & Co. KGaA	147,183	7,287,484
GEA Group AG	67,027	2,924,989
HeidelbergCement AG	52,516	3,470,952
Infineon Technologies AG	424,274	4,391,154
K+S AG Registered	64,954	1,842,503
Lanxess AG	34,550	1,907,517
Linde AG	69,791	13,414,073
MAN SE	12,438	1,399,966
Merck KGaA	49,061	4,526,130
METRO AGa	53,898	1,775,700
Muenchener Rueckversicherungs-Gesellschaft AG Registered	58,044	11,478,884
Osram Licht AGa	31,786	1,184,332
ProSiebenSat.1 Media AG Registered	79,465	3,167,120

Security	Shares	Value
QIAGEN NVa	90,521	$2,061,742
RWE AG	181,042	7,056,578
SAP SE	354,483	25,569,415
Siemens AG Registered	297,821	35,504,103
ThyssenKrupp AGa	161,694	4,243,500
Volkswagen AG	11,056	2,294,695

		377,271,185
IRELAND — 0.50%
Bank of Ireland[a]	10,561,935	4,136,133
CRH PLC	281,237	6,433,987
Irish Bank Resolution Corp. Ltd.[a]	211,770	3
Kerry Group PLC Class A	55,971	3,946,773
Ryanair Holdings PLC SP ADR[a]	21,421	1,208,787

		15,725,683
ITALY — 3.94%
Assicurazioni Generali SpA	509,958	10,732,445
Atlantia SpA	145,110	3,583,714
Banca Monte dei Paschi di Siena SpA[a]	1,900,198	2,506,044
Banco Popolare SCa	136,818	2,010,075
CNH Industrial NV	357,247	2,843,141
Enel SpA	2,434,393	12,922,187
Eni SpA	1,007,478	24,015,783
Fiat SpA[a,b]	313,714	3,027,726
Finmeccanica SpA[a]	149,256	1,452,760
Intesa Sanpaolo SpA	5,243,999	15,938,502
Luxottica Group SpA	51,825	2,698,588
Mediaset SpA[a]	266,035	1,021,649
Mediobanca SpA[a]	227,339	1,955,736
Pirelli & C. SpA	120,925	1,674,233
Saipem SpA[a]	94,667	2,013,863
Snam SpA	778,066	4,305,066
Telecom Italia SpA[a]	3,677,502	4,215,886
Tenaris SA	176,896	4,055,869
Terna SpA	532,761	2,679,927
UniCredit SpA	2,075,073	16,409,562
Unione di Banche Italiane SpA	342,045	2,877,708

		122,940,464
NETHERLANDS — 3.86%
AEGON NV	545,199	4,498,736
Akzo Nobel NV	91,212	6,250,878
ASML Holding NV	167,222	16,650,187
Gemalto NVb	30,404	2,791,483
Heineken NV	80,156	5,998,468
ING Groep NV CVA[a]	1,441,426	20,594,167

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® EUROPE ETF

September 30, 2014

Security	Shares	Value
Koninklijke Ahold NV	336,517	$5,449,847
Koninklijke DSM NV	68,409	4,221,935
Koninklijke KPN NVa	1,205,104	3,862,196
Koninklijke Philips NV	358,629	11,446,006
PostNL NVa	168,604	728,635
Randstad Holding NV	47,679	2,220,096
Reed Elsevier NV	274,327	6,227,388
TNT Express NV	172,750	1,094,187
Unilever NV CVA	643,321	25,623,649
Wolters Kluwer NV	114,015	3,041,902

		120,699,760
NORWAY — 1.18%
DNB ASA	342,736	6,419,546
Norsk Hydro ASA	504,430	2,822,656
Orkla ASA	297,130	2,687,829
Seadrill Ltd.[b]	135,436	3,633,276
Statoil ASA	393,179	10,725,150
Subsea 7 SA	104,341	1,490,528
Telenor ASA	260,507	5,718,966
Yara International ASA	67,027	3,366,612

		36,864,563
PORTUGAL — 0.21%
Energias de Portugal SA	966,709	4,219,229
Galp Energia SGPS SA Class B	113,324	1,842,425
Portugal Telecom SGPS SA Registered[b]	246,687	519,171

		6,580,825
SPAIN — 5.59%
Abertis Infraestructuras SA	148,565	2,935,233
Acciona SAa,b	10,365	775,926
Actividades de Construcciones y Servicios SA	71,227	2,737,116
Amadeus IT Holding SA Class A	159,621	5,972,613
Banco Bilbao Vizcaya Argentaria SA	2,208,436	26,645,443
Banco de Sabadell SA	1,435,207	4,249,731
Banco Popular Espanol SA	716,547	4,387,397
Banco Santander SA	4,495,069	43,218,268
Bankia SAa	1,668,765	3,115,723
CaixaBank SA	841,638	5,125,683
CaixaBank SA New	9,440	57,491
Distribuidora Internacional de Alimentacion SA	228,721	1,642,288
Enagas SA	82,688	2,666,752
Ferrovial SA	159,623	3,096,240

Security	Shares	Value
Gas Natural SDG SA	133,363	$3,927,054
Iberdrola SA	2,003,218	14,348,303
Inditex SA	421,510	11,647,835
International Consolidated Airlines Group SA London[a]	315,787	1,879,325
Red Electrica Corporacion SA	44,096	3,819,085
Repsol SA	369,600	8,777,667
Telefonica SA	1,518,818	23,513,015

		174,538,188
SWEDEN — 4.62%
Alfa Laval AB	116,779	2,501,342
Assa Abloy AB Class B	125,071	6,464,882
Atlas Copco AB Class A	238,395	6,845,869
Atlas Copco AB Class B	149,256	3,880,275
Boliden AB	102,268	1,661,337
Electrolux AB Class B	87,066	2,305,768
Hennes & Mauritz AB Class B	353,792	14,699,615
Hexagon AB Class B	96,740	3,073,284
Holmen AB Class B	18,657	568,893
Investment AB Kinnevik Class B	88,448	3,198,823
Investor AB Class B	169,986	6,018,038
Millicom International Cellular SA SDR[b]	24,185	1,944,288
Nordea Bank AB	1,199,576	15,626,240
Sandvik AB	414,600	4,681,821
Securitas AB Class B	116,088	1,290,779
Skandinaviska Enskilda Banken AB Class A	646,776	8,649,521
Skanska AB Class B	147,183	3,048,446
SKF AB Class B	142,346	2,975,909
SSAB AB Class Aa,b	76,010	653,241
Svenska Cellulosa AB Class B	231,485	5,526,687
Svenska Handelsbanken AB Class A	184,497	8,689,408
Swedbank AB Class A	371,067	9,353,376
Swedish Match AB	76,701	2,489,878
Tele2 AB Class B	111,942	1,353,386
Telefonaktiebolaget LM Ericsson Class B	1,140,150	14,488,339
TeliaSonera AB	823,672	5,704,138
Volvo AB Class B	596,333	6,489,973

		144,183,556
SWITZERLAND — 13.86%
ABB Ltd. Registered	804,324	18,081,507
Actelion Ltd. Registered	38,005	4,466,731

18	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EUROPE ETF

September 30, 2014

Security	Shares	Value
Adecco SA Registered	62,190	$4,220,849
Baloise Holding AG Registered	18,657	2,391,923
Clariant AG Registered	107,105	1,833,844
Compagnie Financiere Richemont SA Class A Bearer	196,244	16,091,803
Credit Suisse Group AG Registered	529,306	14,663,244
GAM Holding AG	58,735	1,014,262
Geberit AG Registered	14,511	4,689,688
Givaudan SA Registered	3,455	5,525,107
Holcim Ltd. Registered	84,993	6,195,460
Julius Baer Group Ltd.	84,302	3,780,576
Kuehne & Nagel International AG Registered	20,730	2,616,471
Lonza Group AG Registered	20,039	2,420,200
Nestle SA Registered	1,209,250	88,906,136
Nobel Biocare Holding AG Registered	46,988	833,539
Novartis AG Registered	1,014,388	95,705,995
Roche Holding AG Genusschein	263,962	78,207,894
Schindler Holding AG Participation Certificates	15,202	2,061,935
SGS SA Registered	2,073	4,297,868
Swatch Group AG (The) Bearer	11,747	5,582,745
Swiss Life Holding AG Registered	11,747	2,805,511
Swiss Re AG	127,835	10,188,001
Swisscom AG Registered	8,292	4,707,912
Syngenta AG Registered	35,241	11,223,272
UBS AG Registered	1,352,287	23,578,337
Zurich Insurance Group AG	55,971	16,682,931

		432,773,741
UNITED KINGDOM — 32.29%
3i Group PLC	366,921	2,279,999
Aberdeen Asset Management PLC	365,539	2,373,337
Aggreko PLC	96,740	2,427,729
AMEC PLC	114,706	2,052,950
Anglo American PLC	522,396	11,720,852
Antofagasta PLC	143,728	1,679,964
ARM Holdings PLC	528,615	7,764,097
Associated British Foods PLC	134,054	5,822,047
AstraZeneca PLC	468,498	33,733,442
Aviva PLC	1,098,690	9,324,276
Babcock International Group PLC	188,643	3,339,539

Security	Shares	Value
BAE Systems PLC	1,203,722	$9,200,918
Barclays PLC	5,685,548	20,964,356
BG Group PLC	1,276,968	23,599,789
BHP Billiton PLC	793,268	22,055,012
BP PLC	7,022,633	51,624,116
British American Tobacco PLC	702,056	39,629,972
British Land Co. PLC (The)	382,814	4,359,708
British Sky Broadcasting Group PLC	394,561	5,641,648
BT Group PLC	2,973,373	18,297,799
Bunzl PLC	125,071	3,264,418
Burberry Group PLC	165,840	4,062,347
Cairn Energy PLC[a]	223,193	638,629
Capita PLC	251,524	4,746,305
Carnival PLC	80,847	3,229,445
Centrica PLC	1,923,053	9,595,843
Cobham PLC	413,909	1,953,306
Compass Group PLC	632,200	10,213,040
Daily Mail & General Trust PLC Class A NVS	105,032	1,304,288
Diageo PLC	941,833	27,254,321
Drax Group PLC	153,402	1,607,766
easyJet PLC	80,847	1,865,057
Experian PLC	386,960	6,169,695
FirstGroup PLC[a]	457,442	889,899
Friends Life Group Ltd.	534,143	2,667,918
G4S PLC	585,968	2,381,505
GKN PLC	622,591	3,221,729
GlaxoSmithKline PLC	1,827,695	41,866,739
Glencore PLC	4,152,219	23,102,064
Hammerson PLC	269,490	2,509,897
Hays PLC	525,851	991,438
HSBC Holdings PLC	7,162,215	72,696,634
IMI PLC	99,504	1,984,124
Imperial Tobacco Group PLC	361,393	15,607,639
InterContinental Hotels Group PLC	94,437	3,642,167
Intertek Group PLC	60,117	2,554,392
ITV PLC	1,402,039	4,723,119
J Sainsbury PLC	489,919	1,997,494
Johnson Matthey PLC	77,392	3,662,296
Kingfisher PLC	886,553	4,655,206
Ladbrokes PLC	358,629	752,321
Land Securities Group PLC	292,984	4,934,949
Legal & General Group PLC	2,225,711	8,259,197
Lloyds Banking Group PLC[a]	19,837,919	24,721,581

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® EUROPE ETF

September 30, 2014

Security	Shares	Value
London Stock Exchange Group PLC	84,040	$2,544,990
Man Group PLC	666,815	1,284,237
Marks & Spencer Group PLC	601,861	3,947,711
National Grid PLC	1,455,937	20,959,398
Next PLC	58,044	6,215,176
Old Mutual PLC	1,742,702	5,133,355
Pearson PLC	306,804	6,167,454
Persimmon PLC	113,324	2,450,761
Petrofac Ltd.	96,740	1,626,328
Provident Financial PLC	52,518	1,818,581
Prudential PLC	961,181	21,441,090
Randgold Resources Ltd.	33,859	2,310,342
Reckitt Benckiser Group PLC	245,996	21,335,610
Reed Elsevier PLC	437,403	7,005,868
Rentokil Initial PLC	691,000	1,319,613
Rexam PLC	263,962	2,104,521
Rio Tinto PLC	465,043	22,854,616
Rolls-Royce Holdings PLC	703,438	10,998,952
Royal Bank of Scotland Group PLC[a]	465,043	2,775,876
Royal Dutch Shell PLC Class A	1,464,229	55,984,542
Royal Dutch Shell PLC Class B	919,721	36,335,813
RSA Insurance Group PLC[a]	382,123	3,001,375
SABMiller PLC	364,848	20,275,708
Sage Group PLC (The)	421,510	2,496,891
Schroders PLC	41,460	1,607,060
SEGRO PLC	282,619	1,663,607
Serco Group PLC	207,300	961,480
Severn Trent PLC	91,903	2,796,515
Shire PLC	224,575	19,441,327
Smith & Nephew PLC	346,882	5,848,417
Smiths Group PLC	147,183	3,015,977
SSE PLC	362,775	9,098,104
Standard Chartered PLC	742,825	13,734,253
Standard Life PLC	885,862	5,951,262
Tate & Lyle PLC	177,587	1,702,900
Tesco PLC	3,016,215	9,104,691
Travis Perkins PLC	91,903	2,479,170
Tullow Oil PLC	340,663	3,559,354
UBM PLC	91,903	868,603
Unilever PLC	453,296	18,996,154
United Utilities Group PLC	263,271	3,448,559
Vodafone Group PLC	9,962,147	33,010,879
Weir Group PLC (The)	80,156	3,251,222

Security	Shares	Value
Whitbread PLC	67,718	$4,560,305
William Hill PLC	322,697	1,934,573
Wm Morrison Supermarkets PLC	874,115	2,384,932
Wolseley PLC	98,813	5,193,383
WPP PLC	500,284	10,056,840

		1,008,676,693

TOTAL COMMON STOCKS
(Cost: $3,140,263,200)		3,087,885,632

PREFERRED STOCKS — 0.74%

GERMANY — 0.74%
Henkel AG & Co. KGaA	67,027	6,694,157
Porsche Automobil Holding SE	57,353	4,596,302
Volkswagen AG	56,662	11,767,467

		23,057,926

TOTAL PREFERRED STOCKS
(Cost: $24,892,985)		23,057,926

RIGHTS — 0.01%

ITALY — 0.00%
Fiat SpA[a,b]	340,090	4

		4
SPAIN — 0.01%
Banco Bilbao Vizcaya Argentaria SAa	2,208,436	220,395
Banco Popular Espanol SAa	716,547	9,957

		230,352

TOTAL RIGHTS
(Cost: $235,047)		230,356

SHORT-TERM INVESTMENTS — 0.57%

MONEY MARKET FUNDS — 0.57%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	16,514,665	16,514,665
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	1,023,922	1,023,922
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	447,756	447,756

		17,986,343

TOTAL SHORT-TERM INVESTMENTS
(Cost: $17,986,343)		17,986,343

20	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EUROPE ETF

September 30, 2014

Value
TOTAL INVESTMENTS IN SECURITIES — 100.18%
(Cost: $3,183,377,575)	$3,129,160,257
Other Assets, Less Liabilities — (0.18)%	(5,610,591)

NET ASSETS — 100.00%	$3,123,549,666

FDR  —  Fiduciary Depositary Receipts

NVS  —  Non-Voting Shares

SDR  —  Swedish Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited)

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

September 30, 2014

Security	Shares	Value
COMMON STOCKS — 99.07%

AUSTRALIA — 12.15%
360 Capital Group Ltd.	47,472	$39,256
360 Capital Office Fund	9,614	16,825
Abacus Property Group	63,250	141,688
ALE Property Group	43,516	123,756
ARENA REIT REIT NPV	39,284	51,563
Aspen Group Ltd.	30,254	33,092
Astro Japan Property Trust	17,342	67,529
Australian Industrial REIT	17,894	32,882
Aveo Group	82,156	152,408
BGP Holdings PLC[a]	1,986,852	25
BWP Trust	117,208	245,125
Cedar Woods Properties Ltd.	13,984	90,062
CFS Retail Property Trust Group	564,052	984,679
Charter Hall Group	63,296	226,534
Charter Hall Retail REIT	74,060	246,264
Cromwell Group	312,478	259,762
Dexus Property Group	1,289,564	1,252,560
Federation Centres	340,584	768,912
Finbar Group Ltd.	37,214	45,264
Folkestone Education Trust	38,870	65,816
Galileo Japan Trust	21,390	30,790
GDI Property Group	114,770	91,391
Goodman Group	363,538	1,644,649
GPT Group (The)	400,016	1,354,631
Growthpoint Properties Australia Ltd.	37,260	87,706
Hotel Property Investments Ltd.	27,462	55,030
Industria REIT	20,838	35,922
Ingenia Communities Group	168,636	67,880
Investa Office Fund	148,488	435,280
Lend Lease Group	125,672	1,576,959
Mirvac Group	858,728	1,292,459
National Storage REIT[a]	65,918	77,293
Peet Ltd.	75,624	78,748
Scentre Group[a]	1,259,204	3,614,122
Shopping Centres Australasia Property Group	153,502	225,661
Stockland Corp. Ltd.	544,640	1,882,519
Sunland Group Ltd.	37,168	59,031
Villa World Ltd.	20,562	35,086
Westfield Corp.	452,456	2,949,616

		20,438,775

Security	Shares	Value
AUSTRIA — 1.06%
Atrium European Real Estate Ltd.	41,170	$214,273
BUWOG AGa	12,282	243,201
CA Immobilien Anlagen AG	18,676	372,997
conwert Immobilien Invest SE	14,582	166,321
IMMOEAST AG Escrow[a]	100,152	1
IMMOFINANZ AG	241,132	684,459
IMMOFINANZ AG Escrow[a]	112,716	1
S IMMO AG	13,662	106,312

		1,787,565
BELGIUM — 0.68%
Aedifica SA	2,392	157,219
Befimmo SA	4,462	331,377
Cofinimmo SA	4,094	463,905
Warehouses De Pauw SCA	2,760	199,153

		1,151,654
CANADA — 3.83%
Allied Properties Real Estate Investment Trust	8,418	257,463
Artis Real Estate Investment Trust	15,134	207,330
Boardwalk Real Estate Investment Trust	6,072	374,355
Brookfield Office Properties Canada	3,910	95,025
Calloway Real Estate Investment Trust	15,732	362,066
Canadian Apartment Properties Real Estate Investment Trust	13,064	275,764
Canadian Real Estate Investment Trust	8,050	349,430
Chartwell Retirement Residences	21,114	207,069
Choice Properties Real Estate Investment Trust	10,672	98,455
Cominar Real Estate Investment Trust	15,088	255,168
Crombie Real Estate Investment Trust	13,386	155,115
CT Real Estate Investment Trust[b]	8,326	82,102
Dream Global Real Estate Investment Trust	13,202	107,265
Dream Industrial Real Estate Investment Trust	6,670	54,014
Dream Office Real Estate Investment Trust	12,282	307,284
Dream Unlimited Corp. Class Aa	12,098	142,030

22	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

September 30, 2014

Security	Shares	Value
First Capital Realty Inc.	23,184	$363,252
Granite Real Estate Investment Trust	5,474	188,679
H&R Real Estate Investment Trust	31,878	623,554
HealthLease Properties Real Estate Investment Trust	4,232	53,546
InnVest Real Estate Investment Trust	12,788	60,762
InterRent Real Estate Investment Trust	7,360	36,090
Killam Properties Inc.	13,708	126,954
Mainstreet Equity Corp.[a]	1,748	63,660
Melcor Developments Ltd.	3,358	70,192
Milestone Apartments Real Estate Investment Trust	6,302	65,301
Morguard Corp.	1,334	171,890
Morguard North American Residential Real Estate Investment Trust	4,232	38,702
Morguard Real Estate Investment Trust	7,590	125,917
Northern Property REIT Real Estate Investment Trust	3,818	96,069
NorthWest Healthcare Properties Real Estate Investment Trust[b]	5,290	46,152
Plaza Retail REIT	12,282	43,081
Pure Industrial Real Estate Trust	22,862	90,626
Retrocom Real Estate Investment Trust	7,084	27,067
RioCan Real Estate Investment Trust	35,512	815,707

		6,437,136
DENMARK — 0.04%
Jeudan A/S	552	53,207
TK Development A/Sa	12,742	18,164

		71,371
FINLAND — 0.35%
Citycon OYJ	60,858	203,729
Sponda OYJ	57,040	257,960
Technopolis OYJ	24,748	125,677

		587,366
FRANCE — 6.29%
Altarea	552	91,592
ANF Immobilier	2,300	66,826
Fonciere De Paris SIIC	1,104	137,915

Security	Shares	Value
Fonciere des Regions	10,810	$974,336
Gecina SA	8,510	1,115,339
Icade	7,728	651,835
Klepierre	23,736	1,039,563
Mercialys	13,478	293,955
Nexity	6,670	246,331
Unibail-Rodamco SE	23,184	5,965,800

		10,583,492
GERMANY — 3.62%
Alstria Office REIT AG	18,124	222,083
Deutsche Annington Immobilien SE	36,524	1,060,273
Deutsche EuroShop AG	10,810	467,913
Deutsche Wohnen AG Bearer	68,310	1,460,071
DIC Asset AG	10,258	86,562
DO Deutsche Office AGa	15,824	60,569
GAGFAH SAa	51,244	954,826
Grand City Properties SAa,b	17,848	243,051
Hamborner REIT AG	11,132	114,131
LEG Immobilien AG	12,650	876,829
PATRIZIA Immobilien AGa	8,051	108,007
TAG Immobilien AG	31,004	351,317
Vib Vermoegen AG	4,600	83,678

		6,089,310
HONG KONG — 16.75%
Beijing Properties Holdings Ltd.[a,b]	460,000	40,283
Champion REIT	644,000	268,710
Cheung Kong (Holdings) Ltd.	322,000	5,303,705
China Merchants Land Ltd.	276,000	36,255
China New Town Development Co. Ltd.[a]	736,000	36,936
Chinese Estates Holdings Ltd.[b]	115,000	331,000
CSI Properties Ltd.	1,388,000	58,093
Emperor International Holdings Ltd.	185,000	40,025
Far East Consortium International Ltd.	184,000	67,059
Fragrance Group Ltd.[b]	283,000	49,929
Gemdale Properties and Investment Corp. Ltd.[b]	368,000	19,904
Goldin Properties Holdings Ltd.[a,b]	276,000	177,363
Great Eagle Holdings Ltd.	46,000	156,392
Greenland Hong Kong Holdings Ltd.	92,000	35,307
Hang Lung Group Ltd.[b]	230,000	1,138,878
Hang Lung Properties Ltd.	552,000	1,571,029
Henderson Land Development Co. Ltd.	322,664	2,090,121

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

September 30, 2014

Security	Shares	Value
HKR International Ltd.	147,200	$69,760
Hongkong Land Holdings Ltd.	276,000	1,876,800
Hutchison Harbour Ring Ltd.[b]	428,000	34,725
Hysan Development Co. Ltd.	184,000	850,678
International Entertainment Corp.[a]	92,000	59,121
K. Wah International Holdings Ltd.[b]	276,000	154,259
Kerry Properties Ltd.	161,000	541,152
Kowloon Development Co. Ltd.	92,000	106,512
Lai Fung Holdings Ltd.	1,748,000	37,143
Lai Sun Development Co. Ltd.[a]	2,438,000	58,712
Langham Hospitality Investments Ltd.	207,000	88,504
Link REIT (The)	552,000	3,181,157
New Century Real Estate Investment Trust	92,000	39,098
New World China Land Ltd.	645,999	366,048
Prosperity REIT[b]	322,000	99,937
Regal REIT	184,000	48,339
Road King Infrastructure Ltd.	46,000	41,171
Sino Land Co. Ltd.	1,012,000	1,563,921
Sinolink Worldwide Holdings Ltd.[a]	552,000	44,785
Soundwill Holdings Ltd.	22,000	35,018
Spring Real Estate Investment Trust	138,000	65,756
Sun Hung Kai Properties Ltd.	368,000	5,217,808
Sunlight REIT[b]	230,000	92,710
Swire Properties Ltd.	248,400	774,141
TAI Cheung Holdings Ltd.	92,000	72,035
Tian An China Investments Co. Ltd.	230,200	154,156
Wheelock and Co. Ltd.	184,000	879,113
Yuexiu Real Estate Investment Trust	276,000	131,512
Zhuguang Holdings Group Co. Ltd.[a]	276,000	62,557

		28,167,617
IRELAND — 0.26%
Green REIT PLC[a]	164,128	269,535
Hibernia REIT PLC[a]	83,720	121,623
Irish Residential Properties REIT PLC[a]	38,039	52,858

		444,016
ISRAEL — 0.88%
Africa Israel Investments Ltd.[a]	25,469	44,268
Africa Israel Properties Ltd.	2,990	49,981
Airport City Ltd.[a]	4,928	49,728
AL-ROV (Israel) Ltd.[a]	920	29,689
Alony Hetz Properties & Investments Ltd.	18,078	130,513

Security	Shares	Value
Amot Investments Ltd.	26,726	$87,769
Azrieli Group Ltd.	7,222	247,953
Big Shopping Centers 2004 Ltd.	598	25,400
Elbit Imaging Ltd.[a]	6,578	19,406
Gazit Globe Ltd.	20,516	255,858
Industrial Buildings Corp. Ltd.	15,456	27,682
Jerusalem Economy Ltd.	4,462	35,568
Jerusalem Oil Exploration Ltd.[a]	1,840	79,453
Melisron Ltd.	2,714	72,964
Nitsba Holdings (1995) Ltd.[a]	5,612	91,799
Norstar Holdings Inc.	3,680	94,255
REIT 1 Ltd.	35,926	96,696
Sella Capital Real Estate Ltd.	21,574	36,291

		1,475,273
ITALY — 0.11%
Beni Stabili SpA[b]	194,074	136,802
Immobiliare Grande Distribuzione SpA	33,580	28,209
Prelios SpA[a,b]	42,228	18,937

		183,948
JAPAN — 28.02%
Activia Properties Inc.	46	369,443
Advance Residence Investment Corp.	322	748,530
AEON Mall Co. Ltd.	27,680	528,139
AEON REIT Investment Corp.	184	229,801
Airport Facilities Co. Ltd.	4,600	31,451
Comforia Residential REIT Inc.	92	171,009
Daibiru Corp.	13,800	158,386
Daikyo Inc.	92,000	171,931
Daito Trust Construction Co. Ltd.	19,200	2,267,524
Daiwa House Industry Co. Ltd.	156,400	2,805,205
Daiwa House REIT Investment Corp.	46	203,801
Daiwa Office Investment Corp.	46	248,252
Daiwahouse Residential Investment Corp.	92	394,184
Frontier Real Estate Investment Corp.	92	441,150
Fukuoka REIT Corp.	138	254,752
Global One Real Estate Investment Corp. Ltd.	46	129,787
GLP J-REIT	552	637,571
Goldcrest Co. Ltd.	4,600	83,869
Hankyu REIT Inc.	46	264,606

24	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

September 30, 2014

Security	Shares	Value
Heiwa Real Estate Co. Ltd.	9,200	$144,926
Heiwa Real Estate REIT Inc.	184	150,796
Hulic Co. Ltd.	92,000	972,879
Hulic Reit Inc.	138	221,540
Ichigo Real Estate Investment Corp.	230	174,238
Industrial & Infrastructure Fund Investment Corp.	46	381,184
Invesco Office J-Reit Inc.[a]	92	86,217
Invincible Investment Corp.	506	162,832
Japan Excellent Inc.	276	354,514
Japan Hotel REIT Investment Corp.	644	392,171
Japan Logistics Fund Inc.	184	406,597
Japan Prime Realty Investment Corp.	184	662,564
Japan Real Estate Investment Corp.	276	1,419,062
Japan Rental Housing Investments Inc.	184	127,816
Japan Retail Fund Investment Corp.	552	1,112,102
Jowa Holdings Co. Ltd.	4,600	158,093
Keihanshin Building Co. Ltd.	9,200	49,986
Kenedix Realty Investment Corp.	92	493,988
Kenedix Residential Investment Corp.	46	117,584
Leopalace21 Corp.[a]	64,400	353,424
MID REIT Inc.	46	113,684
Mitsubishi Estate Co. Ltd.	332,000	7,471,097
Mitsui Fudosan Co. Ltd.	236,556	7,244,723
Mori Hills REIT Investment Corp.	276	383,449
MORI TRUST Sogo REIT Inc.	230	425,425
Nippon Accommodations Fund Inc.	92	332,121
Nippon Building Fund Inc.	322	1,693,733
Nippon Prologis REIT Inc.	368	855,798
NIPPON REIT Investment Corp.	46	126,013
Nomura Real Estate Holdings Inc.	32,200	553,032
Nomura Real Estate Master Fund Inc.	414	519,694
Nomura Real Estate Office Fund Inc.	92	421,022
Nomura Real Estate Residential Fund Inc.	46	239,865
NTT Urban Development Corp.	27,600	290,354
ORIX JREIT Inc.	460	578,276
Premier Investment Corp.	46	205,479
Sekisui House SI Residential Investment Corp.	230	224,140
Starts Proceed Investment Corp.	46	77,159

Security	Shares	Value
Sumitomo Realty & Development Co. Ltd.	114,000	$4,055,654
Takara Leben Co. Ltd.	18,400	68,437
TOC Co. Ltd.	23,000	148,658
Tokyo Tatemono Co. Ltd.	92,000	743,917
Tokyu Fudosan Holdings Corp.	124,200	851,437
TOKYU REIT Inc.	230	303,186
Top REIT Inc.	46	201,495
United Urban Investment Corp.	598	917,484

		47,127,236
NETHERLANDS — 1.40%
Corio NV	23,920	1,173,172
Eurocommercial Properties NV	10,074	443,755
Nieuwe Steen Investments NV	19,688	103,463
VastNed Retail NV	4,692	214,652
Wereldhave NV	5,152	424,339

		2,359,381
NEW ZEALAND — 0.61%
Argosy Property Ltd.	189,290	148,280
DNZ Property Fund Ltd.	74,014	99,516
Goodman Property Trust	240,626	198,809
Kiwi Income Property Trust	247,526	224,768
Precinct Properties New Zealand Ltd.	205,344	173,660
Property for Industry Ltd.	103,868	111,320
Vital Healthcare Property Trust	66,746	74,136

		1,030,489
NORWAY — 0.20%
Norwegian Property ASA[a]	105,294	157,545
Olav Thon Eiendomsselskap ASA	7,314	132,097
Selvaag Bolig ASA	11,638	37,871

		327,513
SINGAPORE — 8.58%
AIMS AMP Capital Industrial REIT	138,385	155,714
Ascendas Hospitality Trust	184,000	103,160
Ascendas India Trust	184,000	111,817
Ascendas REIT	506,935	894,381
Ascott Residence Trust	236,560	229,085
Bukit Sembawang Estates Ltd.	36,000	155,822
Cache Logistics Trust	184,000	168,086
Cambridge Industrial Trust[b]	276,440	154,987
CapitaCommercial Trust	506,000	632,847
CapitaLand Ltd.	598,000	1,500,510
CapitaMall Trust Management Ltd.	598,000	895,617
CapitaRetail China Trust	160,460	197,540

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

September 30, 2014

Security	Shares	Value
CDL Hospitality Trusts	138,000	$180,710
City Developments Ltd.	92,000	693,986
Croesus Retail Trust	92,000	68,172
Far East Hospitality Trust[b]	184,000	117,588
First REIT	138,000	133,098
Forterra Treasury China Trust[a]	46,000	51,400
Fortune REIT	322,000	288,200
Frasers Centrepoint Ltd.	92,000	122,638
Frasers Centrepoint Trust	138,000	203,975
Frasers Commercial Trust	92,600	98,024
Frasers Hospitality Trust REIT[a,b]	92,000	63,844
Global Logistic Properties Ltd.	736,000	1,563,993
GuocoLand Ltd.[b]	92,000	147,887
Ho Bee Land Ltd.[b]	46,000	72,501
Keppel Land Ltd.	184,000	504,979
Keppel REIT	368,100	343,479
Lippo Malls Indonesia Retail Trust	397,000	122,963
Mapletree Commercial Trust	322,000	356,010
Mapletree Greater China Commercial Trust	414,000	293,790
Mapletree Industrial Trust	276,640	308,028
Mapletree Logistics Trust	368,040	333,322
OUE Commercial Real Estate Investment Trust	46,000	28,676
OUE Hospitality Trust[b]	186,000	132,722
Oxley Holdings Ltd.[b]	138,000	60,597
Parkway Life REIT	92,000	166,643
Perennial China Retail Trust	184,000	74,304
Sabana Shari’ah Compliant Industrial REIT[b]	138,000	109,292
Sinarmas Land Ltd.[b]	230,000	121,736
SingHaiyi Group Ltd.[a]	138,000	16,340
Soilbuild Business Space REIT	138,000	86,027
SPH REIT	186,000	154,599
Starhill Global REIT	322,000	199,467
Suntec REIT[b]	598,000	825,280
United Industrial Corp. Ltd.	47,000	122,724
UOL Group Ltd.	138,000	715,267
Wheelock Properties (Singapore) Ltd.	46,000	64,926
Wing Tai Holdings Ltd.	138,550	191,751
Yoma Strategic Holdings Ltd.[a,b]	184,000	89,453

		14,427,957
SPAIN — 0.65%
AXIA REAL ESTATE SOCIMI SA REIT[a]	8,004	96,055

Security	Shares	Value
Hispania Activos Inmobiliarios SAU[a]	12,328	$163,520
Inmobiliaria Colonial SAa	456,872	323,201
Lar Espana Real Estate Socimi SAa	9,062	107,035
Merlin Properties Socimi SAa	30,038	381,352
Realia Business SAa	19,504	28,827

		1,099,990
SWEDEN — 1.89%
Atrium Ljungberg AB	11,224	161,157
Castellum AB	40,480	616,601
Corem Property Group AB	5,014	16,624
Dios Fastigheter AB	12,144	89,710
Fabege AB	33,856	431,396
Fastighets AB Balder Class Ba	16,974	216,049
Hemfosa Fastigheter ABa	15,410	241,569
Hufvudstaden AB Class A	27,462	342,494
Klovern AB	22,402	108,150
Kungsleden ABb	24,288	144,547
Platzer Fastigheter Holding AB	5,980	24,888
Sagax AB	13,018	64,653
Tribona AB	6,486	33,292
Wallenstam AB Class B	26,542	402,453
Wihlborgs Fastigheter AB	16,422	282,494

		3,176,077
SWITZERLAND — 1.58%
Allreal Holding AG Registered	2,162	279,668
Hiag Immobilien AGa	598	49,473
Intershop Holdings AG Bearer	368	137,109
Mobimo Holding AG Registered	1,518	294,227
PSP Swiss Property AG Registered	9,200	772,203
Swiss Prime Site AG Registered	14,444	1,071,774
Zug Estates Holding AG Bearer[a]	46	56,471

		2,660,925
UNITED KINGDOM — 10.12%
A&J Mucklow Group PLC	15,042	104,247
Big Yellow Group PLC	32,062	270,282
British Land Co. PLC (The)	241,500	2,750,342
Capital & Counties Properties PLC	175,996	937,834
CLS Holdings PLC[a]	3,634	81,594
Daejan Holdings PLC	1,932	152,813
Derwent London PLC	23,690	1,048,842
Development Securities PLC	29,164	92,904
Grainger PLC	100,832	303,225
Great Portland Estates PLC	82,708	857,455
Hammerson PLC	169,050	1,574,448
Hansteen Holdings PLC	163,024	273,536

26	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

September 30, 2014

Security	Shares	Value
Helical Bar PLC	26,220	$148,773
Intu Properties PLC	224,020	1,171,950
Land Securities Group PLC	184,368	3,105,449
LondonMetric Property PLC	145,084	326,932
McKay Securities PLC	17,756	68,365
Primary Health Properties PLC	26,588	142,887
Quintain Estates and Development PLC[a]	129,582	186,964
Raven Russia Ltd.[a]	107,870	113,231
Redefine International PLC	205,804	171,824
Safestore Holdings PLC	49,772	172,672
Schroder REIT Ltd.	118,864	109,837
SEGRO PLC	174,846	1,029,213
Shaftesbury PLC	67,298	743,518
St. Modwen Properties PLC	44,022	261,914
Tritax Big Box REIT PLC	81,835	142,948
UNITE Group PLC (The)	49,128	338,088
Urban & Civic PLC[a]	20,838	78,880
Workspace Group PLC	25,438	260,836

		17,021,803

TOTAL COMMON STOCKS
(Cost: $157,172,071)		166,648,894

INVESTMENT COMPANIES — 0.46%

SWITZERLAND — 0.13%
Solvalor 61 Fund	920	215,677

		215,677
UNITED KINGDOM — 0.33%
F&C Commercial Property Trust Ltd.	142,186	289,284
Picton Property Income Ltd.	104,696	108,626
UK Commercial Property Trust Ltd.	115,230	151,125

		549,035

TOTAL INVESTMENT COMPANIES
(Cost: $697,143)		764,712

RIGHTS — 0.01%

AUSTRALIA — 0.00%
Ingenia Communities Group[a]	24,091	211

		211
ITALY — 0.00%
Beni Stabili SPA[a]	194,074	4,045
Immobiliare Grande Distribuzione SpA[a]	33,580	7,190

		11,235

Security	Shares	Value
SWEDEN — 0.01%
Kungsleden ABa,b	34,546	$12,461

		12,461

TOTAL RIGHTS
(Cost: $14,059)		23,907

SHORT-TERM INVESTMENTS — 1.87%

MONEY MARKET FUNDS — 1.87%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	1,815,424	1,815,424
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	112,558	112,558
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	1,217,040	1,217,040

		3,145,022

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,145,022)		3,145,022

TOTAL INVESTMENTS IN SECURITIES — 101.41%
(Cost: $161,028,295)		170,582,535
Other Assets, Less Liabilities — (1.41)%		(2,366,891)

NET ASSETS — 100.00%		$168,215,644

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited)

iSHARES® JAPAN LARGE-CAP ETF

September 30, 2014

Security	Shares	Value
COMMON STOCKS — 99.24%

AIR FREIGHT & LOGISTICS — 0.33%
Yamato Holdings Co. Ltd.	13,500	$251,244

		251,244
AIRLINES — 0.77%
ANA Holdings Inc.[a]	110,000	255,809
Japan Airlines Co. Ltd.	12,000	328,183

		583,992
AUTO COMPONENTS — 2.67%
Aisin Seiki Co. Ltd.	6,000	216,327
Bridgestone Corp.	21,500	709,905
Denso Corp.	17,000	783,399
Toyota Industries Corp.	6,500	314,053

		2,023,684
AUTOMOBILES — 12.79%
Fuji Heavy Industries Ltd.	21,000	694,161
Honda Motor Co. Ltd.	57,500	1,991,887
Isuzu Motors Ltd.	20,000	282,602
Nissan Motor Co. Ltd.	82,000	799,107
Suzuki Motor Corp.	14,000	463,986
Toyota Motor Corp.	92,500	5,449,906

		9,681,649
BEVERAGES — 1.13%
Asahi Group Holdings Ltd.	15,500	448,348
Kirin Holdings Co. Ltd.	30,500	404,970

		853,318
BUILDING PRODUCTS — 1.43%
Asahi Glass Co. Ltd.	35,000	189,717
Daikin Industries Ltd.	9,500	588,733
LIXIL Group Corp.	9,000	192,233
TOTO Ltd.	10,000	109,941

		1,080,624
CAPITAL MARKETS — 1.48%
Daiwa Securities Group Inc.	50,000	396,052
Nomura Holdings Inc.	121,500	724,160

		1,120,212
CHEMICALS — 3.47%
Asahi Kasei Corp.	40,000	324,682
JSR Corp.	6,500	113,355
Kuraray Co. Ltd.	11,000	128,958
Mitsubishi Chemical Holdings Corp.	48,000	236,117
Mitsui Chemicals Inc.[b]	30,000	83,413
Nippon Paint Co. Ltd.	5,000	112,357

Security	Shares	Value
Nitto Denko Corp.	5,500	$301,586
Shin-Etsu Chemical Co. Ltd.	12,500	816,810
Sumitomo Chemical Co. Ltd.	50,000	178,221
Toray Industries Inc.	50,000	330,462

		2,625,961
COMMERCIAL BANKS — 8.97%
Mitsubishi UFJ Financial Group Inc.	449,500	2,541,409
Mizuho Financial Group Inc.	770,000	1,375,113
Resona Holdings Inc.	69,500	391,803
Shinsei Bank Ltd.	60,000	128,538
Sumitomo Mitsui Financial Group Inc.	45,000	1,834,131
Sumitomo Mitsui Trust Holdings Inc.	125,040	520,359

		6,791,353
COMMERCIAL SERVICES & SUPPLIES — 0.97%
Dai Nippon Printing Co. Ltd.	20,000	200,465
Secom Co. Ltd.	6,500	387,114
Toppan Printing Co. Ltd.	20,000	143,671

		731,250
COMPUTERS & PERIPHERALS — 2.49%
Canon Inc.	36,050	1,173,404
Konica Minolta Holdings Inc.	17,000	183,491
NEC Corp.	80,000	276,403
Ricoh Co. Ltd.	23,500	252,363

		1,885,661
CONSTRUCTION & ENGINEERING — 1.22%
JGC Corp.	8,000	218,351
Kajima Corp.	30,000	143,580
Obayashi Corp.	25,000	171,156
Shimizu Corp.	25,000	197,138
Taisei Corp.	35,000	197,502

		927,727
CONSTRUCTION MATERIALS — 0.20%
Taiheiyo Cement Corp.	40,000	150,964

		150,964
CONTAINERS & PACKAGING — 0.09%
Toyo Seikan Group Holdings Ltd.	5,500	68,139

		68,139
DIVERSIFIED FINANCIAL SERVICES — 0.76%
ORIX Corp.	42,000	579,297

		579,297
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.85%
Nippon Telegraph and Telephone Corp.	22,500	1,399,084

		1,399,084

28	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® JAPAN LARGE-CAP ETF

September 30, 2014

Security	Shares	Value
ELECTRIC UTILITIES — 1.01%
Chubu Electric Power Co. Inc.[b]	23,500	$269,716
Kansai Electric Power Co. Inc. (The)[b]	25,500	240,947
Kyushu Electric Power Co. Inc.[b]	15,000	161,630
Tokyo Electric Power Co. Inc.[b]	25,500	89,266

		761,559
ELECTRICAL EQUIPMENT — 2.43%
Mitsubishi Electric Corp.	70,000	931,993
Nidec Corp.	8,000	541,137
Sumitomo Electric Industries Ltd.	25,000	369,320

		1,842,450
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.78%
FUJIFILM Holdings Corp.	15,500	476,184
Hirose Electric Co. Ltd.	1,000	123,433
Hitachi Ltd.	155,000	1,183,395
Hoya Corp.	13,500	453,384
Keyence Corp.	1,536	667,427
Kyocera Corp.	11,000	512,521
Murata Manufacturing Co. Ltd.	6,500	738,913
TDK Corp.	4,000	223,164

		4,378,421
FOOD & STAPLES RETAILING — 1.85%
AEON Co. Ltd.	27,000	268,782
Lawson Inc.	2,000	139,842
Seven & I Holdings Co. Ltd.	25,500	988,896

		1,397,520
FOOD PRODUCTS — 1.16%
Ajinomoto Co. Inc.	20,000	332,741
NH Foods Ltd.	6,000	127,225
Nissin Foods Holdings Co. Ltd.	3,000	155,887
Yakult Honsha Co. Ltd.	5,000	262,546

		878,399
GAS UTILITIES — 0.90%
Osaka Gas Co. Ltd.	65,000	261,138
Tokyo Gas Co. Ltd.	75,000	421,509

		682,647
HEALTH CARE EQUIPMENT & SUPPLIES — 0.36%
Terumo Corp.	11,500	275,614

		275,614
HOTELS, RESTAURANTS & LEISURE — 0.50%
Oriental Land Co. Ltd.	2,000	378,048

		378,048

Security	Shares	Value
HOUSEHOLD DURABLES — 2.72%
Nikon Corp.	13,000	$187,839
Panasonic Corp.	73,000	868,121
Sekisui House Ltd.	20,000	235,562
Sharp Corp.[b]	55,000	156,434
Sony Corp.	33,500	608,036

		2,055,992
HOUSEHOLD PRODUCTS — 0.45%
Unicharm Corp.	15,000	341,925

		341,925
INDUSTRIAL CONGLOMERATES — 0.83%
Toshiba Corp.	135,000	625,434

		625,434
INSURANCE — 2.63%
Dai-ichi Life Insurance Co. Ltd. (The)	36,500	541,702
MS&AD Insurance Group Holdings Inc.	17,000	370,778
Sompo Japan Nipponkoa Holdings Inc.	13,000	315,356
Tokio Marine Holdings Inc.	24,500	759,937

		1,987,773
INTERNET SOFTWARE & SERVICES — 0.20%
Yahoo! Japan Corp.	40,500	153,959

		153,959
IT SERVICES — 0.68%
Fujitsu Ltd.	60,000	369,205
NTT Data Corp.	4,000	144,036

		513,241
LEISURE EQUIPMENT & PRODUCTS — 0.15%
Sega Sammy Holdings Inc.	7,000	112,631

		112,631
MACHINERY — 6.03%
FANUC Corp.	6,000	1,083,550
Kawasaki Heavy Industries Ltd.	55,000	219,609
Komatsu Ltd.	31,000	716,819
Kubota Corp.	37,000	584,370
Makita Corp.	4,500	254,342
Mitsubishi Heavy Industries Ltd.	105,000	675,400
NGK Insulators Ltd.	10,000	238,115
NSK Ltd.	15,000	213,455
SMC Corp.	2,100	579,106

		4,564,766
MARINE — 0.36%
Mitsui O.S.K. Lines Ltd.	40,000	127,626
Nippon Yusen K.K.	55,000	144,902

		272,528

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® JAPAN LARGE-CAP ETF

September 30, 2014

Security	Shares	Value
MEDIA — 0.40%
Dentsu Inc.	8,000	$304,481

		304,481
METALS & MINING — 2.31%
JFE Holdings Inc.	19,025	379,563
Kobe Steel Ltd.	110,000	178,495
Mitsubishi Materials Corp.	40,000	129,450
Nippon Steel & Sumitomo Metal Corp.	300,045	778,457
Sumitomo Metal Mining Co. Ltd.	20,000	281,508

		1,747,473
OIL, GAS & CONSUMABLE FUELS — 1.13%
INPEX Corp.	34,500	487,331
JX Holdings Inc.	79,540	366,539

		853,870
PAPER & FOREST PRODUCTS — 0.15%
Oji Holdings Corp.	30,000	113,497

		113,497
PERSONAL PRODUCTS — 1.13%
Kao Corp.	16,500	643,258
Shiseido Co. Ltd.	13,000	214,445

		857,703
PHARMACEUTICALS — 5.60%
Astellas Pharma Inc.	72,040	1,072,440
Chugai Pharmaceutical Co. Ltd.	6,500	188,135
Daiichi Sankyo Co. Ltd.	21,503	337,360
Eisai Co. Ltd.	8,500	343,658
Ono Pharmaceutical Co. Ltd.	3,500	310,771
Otsuka Holdings Co. Ltd.	17,500	603,036
Shionogi & Co. Ltd.	10,000	229,363
Taisho Pharmaceutical Holdings Co. Ltd.	2,000	136,925
Takeda Pharmaceutical Co. Ltd.	23,500	1,021,450

		4,243,138
REAL ESTATE MANAGEMENT & DEVELOPMENT — 3.76%
Daiwa House Industry Co. Ltd.	21,500	385,626
Mitsubishi Estate Co. Ltd.	45,000	1,012,648
Mitsui Fudosan Co. Ltd.	30,000	918,775
Sumitomo Realty & Development Co. Ltd.	15,000	533,639

		2,850,688
ROAD & RAIL — 3.73%
Central Japan Railway Co.	6,500	877,866
East Japan Railway Co.	12,500	936,688
Kintetsu Corp.	60,000	201,832

Security	Shares	Value
Nippon Express Co. Ltd.	30,000	$125,530
Odakyu Electric Railway Co. Ltd.	20,000	182,871
Tokyu Corp.	35,000	229,409
West Japan Railway Co.	6,000	268,535

		2,822,731
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.72%
Rohm Co. Ltd.	3,000	188,705
Tokyo Electron Ltd.	5,500	358,895

		547,600
SOFTWARE — 0.50%
Nintendo Co. Ltd.	3,500	380,646

		380,646
SPECIALTY RETAIL — 1.20%
Fast Retailing Co. Ltd.	2,000	669,219
Nitori Holdings Co. Ltd.	2,500	154,748
Yamada Denki Co. Ltd.	29,000	84,598

		908,565
TOBACCO — 1.59%
Japan Tobacco Inc.	37,000	1,203,145

		1,203,145
TRADING COMPANIES & DISTRIBUTORS — 4.51%
ITOCHU Corp.	53,000	647,432
Marubeni Corp.	55,000	376,444
Mitsubishi Corp.	51,500	1,054,460
Mitsui & Co. Ltd.	57,000	898,687
Sumitomo Corp.	39,500	435,888

		3,412,911
WIRELESS TELECOMMUNICATION SERVICES — 3.85%
NTT DOCOMO Inc.	44,500	742,579
SoftBank Corp.	31,000	2,172,925

		2,915,504

TOTAL COMMON STOCKS
(Cost: $90,080,860)		75,139,018

SHORT-TERM INVESTMENTS — 0.36%

MONEY MARKET FUNDS — 0.36%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	253,766	253,766
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	15,734	15,734

30	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® JAPAN LARGE-CAP ETF

September 30, 2014

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	3,739	$3,739

		273,239

TOTAL SHORT-TERM INVESTMENTS
(Cost: $273,239)		273,239

TOTAL INVESTMENTS IN SECURITIES — 99.60%
(Cost: $90,354,099)		75,412,257
Other Assets, Less Liabilities — 0.40%		300,441

NET ASSETS — 100.00%		$75,712,698

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited)

iSHARES® LATIN AMERICA 40 ETF

September 30, 2014

Security	Shares	Value
COMMON STOCKS — 70.02%

BRAZIL — 22.41%
AMBEV SA SP ADR	11,242,875	$73,640,832
Banco do Brasil SA	2,762,500	28,531,699
BM&F Bovespa SA	4,462,500	20,385,114
BRF — Brasil Foods SA SP ADR	1,638,000	38,968,020
CCR SA	2,137,500	14,642,084
Cielo SA	1,675,040	27,352,058
Companhia Siderurgica Nacional SA SP ADR[a]	1,782,250	6,326,988
CPFL Energia SA SP ADR	689,375	10,719,781
Embraer SA SP ADR	397,875	15,604,658
Ultrapar Participacoes SA	1,075,000	22,736,671

		258,907,905
CHILE — 9.44%
Banco de Chile	41,740,625	5,153,207
Banco de Chile SP ADR	16,125	1,192,766
Banco Santander (Chile) SA SP ADR	384,000	8,482,560
Cencosud SA	2,997,375	8,840,041
Empresa Nacional de Electricidad SA SP ADR	270,125	11,874,695
Empresas CMPC SA	3,273,000	7,741,850
Empresas Copec SA	1,252,250	15,330,247
Enersis SA SP ADR	945,875	14,925,907
LATAM Airlines Group SA SP ADR[a,b]	889,375	10,112,194
S.A.C.I. Falabella SA	2,581,500	19,504,830
Sociedad Quimica y Minera de Chile SA Series B SP ADR	229,000	5,986,060

		109,144,357
COLOMBIA — 3.02%
Bancolombia SA SP ADR	279,250	15,839,060
Ecopetrol SA SP ADR[a]	609,375	19,055,156

		34,894,216
MEXICO — 31.27%
Alfa SAB de CV Series A	9,000,000	30,805,830
America Movil SAB de CV Series L	100,637,500	127,087,135
Cemex SAB de CV CPO[b]	29,987,563	39,074,653
Fomento Economico Mexicano SAB de CV BD Units	5,125,000	47,177,361
Grupo Elektra SAB de CVa	163,750	4,608,568
Grupo Financiero Banorte SAB de CV Series O	6,850,000	43,751,457

Security	Shares	Value
Grupo Televisa SAB de CV CPO	5,337,500	$36,205,301
Wal-Mart de Mexico SAB de CV Series V	13,000,000	32,688,148

		361,398,453
PERU — 3.88%
Compania de Minas Buenaventura SA SP ADR	456,125	5,281,928
Credicorp Ltd.	160,875	24,676,616
Southern Copper Corp.	502,625	14,902,831

		44,861,375

TOTAL COMMON STOCKS
(Cost: $870,249,245)		809,206,306

PREFERRED STOCKS — 29.75%

BRAZIL — 29.75%
Banco Bradesco SA SP ADR	5,196,375	74,048,344
Companhia Energetica de Minas Gerais SP ADR	1,780,375	11,091,736
Gerdau SA SP ADR	2,208,125	10,599,000
Itau Unibanco Holding SA SP ADR	6,819,750	94,658,130
Itausa — Investimentos Itau SA	7,800,074	29,517,752
Petroleo Brasileiro SA SP ADR	5,051,000	75,209,390
Vale SA Class A SP ADR	5,007,375	48,621,611

		343,745,963

TOTAL PREFERRED STOCKS
(Cost: $552,121,319)		343,745,963

SHORT-TERM INVESTMENTS — 2.45%

MONEY MARKET FUNDS — 2.45%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	26,391,113	26,391,113
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	1,636,269	1,636,269
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	247,375	247,375

		28,274,757

TOTAL SHORT-TERM INVESTMENTS
(Cost: $28,274,757)		28,274,757

32	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® LATIN AMERICA 40 ETF

September 30, 2014

Value
TOTAL INVESTMENTS IN SECURITIES — 102.22%
(Cost: $1,450,645,321)	$1,181,227,026
Other Assets, Less Liabilities — (2.22)%	(25,639,555)

NET ASSETS — 100.00%	$1,155,587,471

CPO — Certificates of Participation (Ordinary)

SP ADR — Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	33

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

September 30, 2014

	iShares Asia 50 ETF	iShares Emerging Markets Infrastructure ETF	iShares Europe ETF

ASSETS
Investments, at cost:
Unaffiliated	$265,958,009	$89,622,483	$3,165,391,232
Affiliated (Note 2)	904,825	336,836	17,986,343

Total cost of investments	$266,862,834	$89,959,319	$3,183,377,575

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$311,423,063	$100,609,644	$3,111,173,914
Affiliated (Note 2)	904,825	336,836	17,986,343

Total fair value of investments	312,327,888	100,946,480	3,129,160,257
Foreign currency, at value[b]	725,705	123,716	7,220,549
Receivables:
Investment securities sold	—	7,513,265	—
Dividends and interest	471,070	732,077	6,603,341

Total Assets	313,524,663	109,315,538	3,142,984,147

LIABILITIES
Payables:
Investment securities purchased	—	7,532,855	—
Collateral for securities on loan (Note 1)	852,200	295,458	17,538,587
Capital shares redeemed	—	—	275,046
Foreign taxes (Note 1)	33,858	—	—
Investment advisory fees (Note 2)	134,697	66,166	1,620,848

Total Liabilities	1,020,755	7,894,479	19,434,481

NET ASSETS	$312,503,908	$101,421,059	$3,123,549,666

Net assets consist of:
Paid-in capital	$286,762,843	$104,719,957	$3,374,781,415
Undistributed net investment income	3,014,946	1,041,495	10,161,477
Accumulated net realized loss	(22,734,272)	(15,324,398)	(206,807,854)
Net unrealized appreciation (depreciation)	45,460,391	10,984,005	(54,585,372)

NET ASSETS	$312,503,908	$101,421,059	$3,123,549,666

Shares outstanding[c]	6,700,000	2,950,000	69,100,000

Net asset value per share	$46.64	$34.38	$45.20

[a]	Securities on loan with values of $815,538, $251,630 and $16,662,562, respectively. See Note 1.
[b]	Cost of foreign currency: $726,275, $125,303 and $7,274,818, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

34	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2014

	iShares International Developed Property ETF	iShares Japan Large-Cap ETF	iShares Latin America 40 ETF

ASSETS
Investments, at cost:
Unaffiliated	$157,883,273	$90,080,860	$1,422,370,564
Affiliated (Note 2)	3,145,022	273,239	28,274,757

Total cost of investments	$161,028,295	$90,354,099	$1,450,645,321

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$167,437,513	$75,139,018	$1,152,952,269
Affiliated (Note 2)	3,145,022	273,239	28,274,757

Total fair value of investments	170,582,535	75,412,257	1,181,227,026
Foreign currency, at value[b]	332,424	69,121	1,437,770
Receivables:
Investment securities sold	4,326	—	3,210,315
Dividends and interest	485,830	532,183	1,509,143

Total Assets	171,405,115	76,013,561	1,187,384,254

LIABILITIES
Payables:
Investment securities purchased	—	—	5,146
Collateral for securities on loan (Note 1)	1,927,982	269,500	28,027,382
Capital shares redeemed	—	—	3,247,427
Distribution to shareholders	1,191,391	—	—
Investment advisory fees (Note 2)	70,098	31,363	516,828

Total Liabilities	3,189,471	300,863	31,796,783

NET ASSETS	$168,215,644	$75,712,698	$1,155,587,471

Net assets consist of:
Paid-in capital	$196,637,159	$107,128,601	$1,972,734,582
Undistributed (distributions in excess of) net investment income	(5,102,062)	171,854	4,028,260
Accumulated net realized loss	(32,863,118)	(16,642,078)	(551,737,784)
Net unrealized appreciation (depreciation)	9,543,665	(14,945,679)	(269,437,587)

NET ASSETS	$168,215,644	$75,712,698	$1,155,587,471

Shares outstanding[c]	4,600,000	1,500,000	31,250,000

Net asset value per share	$36.57	$50.48	$36.98

[a]	Securities on loan with values of $1,813,923, $255,821 and $27,106,553, respectively. See Note 1.
[b]	Cost of foreign currency: $332,486, $69,720 and $1,446,753, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	35

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended September 30, 2014

	iShares Asia 50 ETF	iShares Emerging Markets Infrastructure ETF	iShares Europe ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$6,840,394	$2,845,602	$71,692,753
Interest — affiliated (Note 2)	1	—	1
Securities lending income — affiliated (Note 2)	13,658	7,653	152,776

	6,854,053	2,853,255	71,845,530
Less: Other foreign taxes (Note 1)	(43,546)	—	—

Total investment income	6,810,507	2,853,255	71,845,530

EXPENSES
Investment advisory fees (Note 2)	723,941	411,908	10,474,653

Total expenses	723,941	411,908	10,474,653

Net investment income	6,086,566	2,441,347	61,370,877

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(3,943,569)	(583,467)	(36,562,520)
In-kind redemptions — unaffiliated	—	2,018,250	100,133,497
Foreign currency transactions	(36,933)	1,649	(418,591)

Net realized gain (loss)	(3,980,502)	1,436,432	63,152,386

Net change in unrealized appreciation/depreciation on:
Investments	1,030,467	792,185	(256,469,575)
Translation of assets and liabilities in foreign currencies	1,373	(4,244)	(481,953)

Net change in unrealized appreciation/depreciation	1,031,840	787,941	(256,951,528)

Net realized and unrealized gain (loss)	(2,948,662)	2,224,373	(193,799,142)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,137,904	$4,665,720	$(132,428,265)

[a]	Net of foreign withholding tax of $603,778, $122,074 and $7,250,309, respectively.

See notes to financial statements.

36	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2014

	iShares International Developed Property ETF	iShares Japan Large-Cap ETF	iShares Latin America 40 ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$4,145,098	$641,998	$18,299,000
Interest — affiliated (Note 2)	—	—	4
Securities lending income — affiliated (Note 2)	12,654	1,197	147,445

Total investment income	4,157,752	643,195	18,446,449

EXPENSES
Investment advisory fees (Note 2)	439,332	212,215	2,849,455

Total expenses	439,332	212,215	2,849,455

Net investment income	3,718,420	430,980	15,596,994

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(1,586,939)	(242,411)	(24,475,850)
In-kind redemptions — unaffiliated	3,363,945	2,591,612	8,276,834
Foreign currency transactions	(20,245)	(2,658)	(83,980)

Net realized gain (loss)	1,756,761	2,346,543	(16,282,996)

Net change in unrealized appreciation/depreciation on:
Investments	(301,268)	931,981	8,086,497
Translation of assets and liabilities in foreign currencies	(12,324)	2,919	(30,613)

Net change in unrealized appreciation/depreciation	(313,592)	934,900	8,055,884

Net realized and unrealized gain (loss)	1,443,169	3,281,443	(8,227,112)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,161,589	$3,712,423	$7,369,882

[a]	Net of foreign withholding tax of $293,908, $71,333 and $1,496,258, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	37

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Asia 50 ETF		iShares Emerging Markets Infrastructure ETF
	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$6,086,566	$5,101,554	$2,441,347	$3,293,801
Net realized gain (loss)	(3,980,502)	(1,531,231)	1,436,432	(5,576,611)
Net change in unrealized appreciation/depreciation	1,031,840	(550,434)	787,941	(3,977,364)

Net increase (decrease) in net assets resulting from operations	3,137,904	3,019,889	4,665,720	(6,260,174)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,985,284)	(5,395,420)	(1,399,852)	(3,816,247)

Total distributions to shareholders	(2,985,284)	(5,395,420)	(1,399,852)	(3,816,247)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	50,274,602	18,490,166	3,189	9,783,619
Cost of shares redeemed	—	—	(10,654,331)	(31,735,292)

Net increase (decrease) in net assets from capital share transactions	50,274,602	18,490,166	(10,651,142)	(21,951,673)

INCREASE (DECREASE) IN NET ASSETS	50,427,222	16,114,635	(7,385,274)	(32,028,094)

NET ASSETS
Beginning of period	262,076,686	245,962,051	108,806,333	140,834,427

End of period	$312,503,908	$262,076,686	$101,421,059	$108,806,333

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$3,014,946	$(86,336)	$1,041,495	$—

SHARES ISSUED AND REDEEMED
Shares sold	1,000,000	400,000	—	300,000
Shares redeemed	—	—	(300,000)	(1,000,000)

Net increase (decrease) in shares outstanding	1,000,000	400,000	(300,000)	(700,000)

See notes to financial statements.

38	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Europe ETF		iShares International Developed Property ETF
	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$61,370,877	$79,594,051	$3,718,420	$5,128,979
Net realized gain (loss)	63,152,386	(22,891,691)	1,756,761	2,191,564
Net change in unrealized appreciation/depreciation	(256,951,528)	355,462,637	(313,592)	(8,544,316)

Net increase (decrease) in net assets resulting from operations	(132,428,265)	412,164,997	5,161,589	(1,223,773)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(99,411,225)	(39,242,239)	(3,730,303)	(7,314,147)[a]
Return of capital	—	—	—	(201,756)[a]

Total distributions to shareholders	(99,411,225)	(39,242,239)	(3,730,303)	(7,515,903)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	430,938,615	1,715,266,195	—	22,920,069
Cost of shares redeemed	(328,356,603)	(86,459,583)	(15,066,691)	(28,978,572)

Net increase (decrease) in net assets from capital share transactions	102,582,012	1,628,806,612	(15,066,691)	(6,058,503)

INCREASE (DECREASE) IN NET ASSETS	(129,257,478)	2,001,729,370	(13,635,405)	(14,798,179)

NET ASSETS
Beginning of period	3,252,807,144	1,251,077,774	181,851,049	196,649,228

End of period	$3,123,549,666	$3,252,807,144	$168,215,644	$181,851,049

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$10,161,477	$48,201,825	$(5,102,062)	$(5,090,179)[a]

SHARES ISSUED AND REDEEMED
Shares sold	8,700,000	38,100,000	—	600,000
Shares redeemed	(7,100,000)	(2,100,000)	(400,000)	(800,000)

Net increase (decrease) in shares outstanding	1,600,000	36,000,000	(400,000)	(200,000)

[a]	See Note 7 regarding revisions to previously issued financial statements.

See notes to financial statements.

FINANCIAL STATEMENTS	39

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Japan Large-Cap ETF		iShares Latin America 40 ETF
	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$430,980	$1,273,784	$15,596,994	$28,132,675
Net realized gain (loss)	2,346,543	(78,189)	(16,282,996)	(156,729,718)
Net change in unrealized appreciation/depreciation	934,900	3,637,892	8,055,884	(56,164,952)

Net increase (decrease) in net assets resulting from operations	3,712,423	4,833,487	7,369,882	(184,761,995)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(599,902)	(1,118,725)	(11,568,734)	(34,301,593)

Total distributions to shareholders	(599,902)	(1,118,725)	(11,568,734)	(34,301,593)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	29,968,071	265,786,730	153,887,267
Cost of shares redeemed	(15,627,321)	(14,863,851)	(56,524,469)	(458,284,403)

Net increase (decrease) in net assets from capital share transactions	(15,627,321)	15,104,220	209,262,261	(304,397,136)

INCREASE (DECREASE) IN NET ASSETS	(12,514,800)	18,818,982	205,063,409	(523,460,724)

NET ASSETS
Beginning of period	88,227,498	69,408,516	950,524,062	1,473,984,786

End of period	$75,712,698	$88,227,498	$1,155,587,471	$950,524,062

Undistributed net investment income included in net assets at end of period	$171,854	$340,776	$4,028,260	$—

SHARES ISSUED AND REDEEMED
Shares sold	—	600,000	6,750,000	4,250,000
Shares redeemed	(300,000)	(300,000)	(1,500,000)	(12,000,000)

Net increase (decrease) in shares outstanding	(300,000)	300,000	5,250,000	(7,750,000)

See notes to financial statements.

40	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Asia 50 ETF
	Six months ended Sep. 30, 2014 (Unaudited)	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010
Net asset value, beginning of period	$45.98	$46.41	$44.67	$47.84	$40.06	$25.26

Income from investment operations:
Net investment income[a]	1.03	0.93	0.86	1.09	0.76	0.56
Net realized and unrealized gain (loss)[b]	0.15	(0.37)	1.78	(3.10)	7.75	14.74

Total from investment operations	1.18	0.56	2.64	(2.01)	8.51	15.30

Less distributions from:
Net investment income	(0.52)	(0.99)	(0.90)	(1.16)	(0.73)	(0.50)

Total distributions	(0.52)	(0.99)	(0.90)	(1.16)	(0.73)	(0.50)

Net asset value, end of period	$46.64	$45.98	$46.41	$44.67	$47.84	$40.06

Total return	2.55%[c]	1.63%[d]	5.72%[d]	(3.92)%	21.53%	60.92%

Ratios/Supplemental data:
Net assets, end of period (000s)	$312,504	$262,077	$245,962	$201,019	$239,183	$144,211
Ratio of expenses to average net assets[e]	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets[e]	4.20%	2.04%	1.94%	2.49%	1.77%	1.53%
Portfolio turnover rate[f]	11%	9%	11%	8%	7%	7%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	The total return presented is calculated using the ending net asset value as of March 28, 2013 (the last day the Fund’s listing exchange was open during the year-ended March 31, 2013). For financial reporting purposes, the Fund’s investments are fair valued as of the reporting date which takes into account certain foreign exchanges that were open for trading on March 29, 2013. As such, the total return calculated for financial reporting purposes for the years ended March 31, 2014 and 2013 are 1.35% and 6.02%, respectively.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended September 30, 2014 and the years ended March 31, 2014, March 31, 2013, March 31, 2012, March 31, 2011 and March 31, 2010 were 11%, 9%, 11%, 8%, 7% and 6%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	41

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Emerging Markets Infrastructure ETF
	Six months ended Sep. 30, 2014 (Unaudited)	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Period from Jun. 16, 2009[a] to Mar. 31, 2010
Net asset value, beginning of period	$33.48	$35.65	$33.16	$35.79	$31.10	$24.45

Income from investment operations:
Net investment income[b]	0.79	0.85	0.98	0.99	0.60	0.77
Net realized and unrealized gain (loss)[c]	0.56	(2.04)	2.55	(2.63)	4.99	5.91

Total from investment operations	1.35	(1.19)	3.53	(1.64)	5.59	6.68

Less distributions from:
Net investment income	(0.45)	(0.98)	(1.04)	(0.99)	(0.90)	(0.03)

Total distributions	(0.45)	(0.98)	(1.04)	(0.99)	(0.90)	(0.03)

Net asset value, end of period	$34.38	$33.48	$35.65	$33.16	$35.79	$31.10

Total return	4.03%[d]	(3.01)%[e]	10.86%[e]	(4.45)%	18.53%	27.32%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$101,421	$108,806	$140,834	$119,361	$139,594	$43,534
Ratio of expenses to average net assets[f]	0.75%	0.75%	0.75%	0.72%	0.70%	0.71%
Ratio of expenses to average net assets prior to waived fees[f]	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income to average net assets[f]	4.45%	2.53%	2.95%	3.08%	1.87%	3.29%
Portfolio turnover rate[g]	9%	26%	18%	14%	10%	19%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	The total return presented was calculated using the net asset value as of March 28, 2013 (the last day the Fund’s listing exchange was open during the year ended March 31, 2013). For financial reporting purposes, the Fund’s investments were fair valued as of the reporting date of March 31, 2013 which took into account certain foreign exchanges that were open for trading on March 29, 2013. As such, the total return calculated for financial reporting purposes for the years ended March 31, 2014 and March 31, 2013 were (3.12)% and 11.02%, respectively.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transaction, the portfolio turnover rates for the six months ended September 30, 2014 and the years ended March 31, 2014 and March 31, 2013 were 8%, 25%, and 18%, respectively. See note 4.

See notes to financial statements.

42	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Europe ETF
	Six months ended Sep. 30, 2014 (Unaudited)	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010
Net asset value, beginning of period	$48.19	$39.72	$37.27	$41.71	$38.41	$25.58

Income from investment operations:
Net investment income[a]	0.85	1.77 [b]	1.11	1.31	0.99	1.00
Net realized and unrealized gain (loss)[c]	(2.51)	7.81	2.53	(4.54)	3.29	12.83

Total from investment operations	(1.66)	9.58	3.64	(3.23)	4.28	13.83

Less distributions from:
Net investment income	(1.33)	(1.11)	(1.19)	(1.21)	(0.98)	(1.00)

Total distributions	(1.33)	(1.11)	(1.19)	(1.21)	(0.98)	(1.00)

Net asset value, end of period	$45.20	$48.19	$39.72	$37.27	$41.71	$38.41

Total return	(3.65)%[d]	24.75%	10.29%	(7.80)%	11.63%	54.79%

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,123,550	$3,252,807	$1,251,078	$1,036,192	$1,343,070	$1,474,809
Ratio of expenses to average net assets[e]	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[e]	3.51%	3.97%[b]	3.00%	3.47%	2.64%	2.84%
Portfolio turnover rate[f]	3%	5%	6%	7%	5%	7%

[a]	Based on average shares outstanding throughout each period.
[b]	Includes a one-time special distribution from Vodafone Group PLC which represented $0.70 per share and 1.56% of average net assets.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	43

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares International Developed Property ETF
	Six months ended Sep. 30, 2014 (Unaudited)	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010
Net asset value, beginning of period	$36.37	$37.82	$31.45	$34.08	$30.79	$19.03

Income from investment operations:
Net investment income[a]	0.78	1.05	1.09	1.09	1.14	0.96
Net realized and unrealized gain (loss)[b]	0.22	(0.93)	7.28	(2.52)	4.00	12.36

Total from investment operations	1.00	0.12	8.37	(1.43)	5.14	13.32

Less distributions from:
Net investment income	(0.80)	(1.53)[g]	(2.00)	(1.13)	(1.85)	(1.38)
Return of capital	—	(0.04)[g]	—	(0.07)	—	(0.18)

Total distributions	(0.80)	(1.57)	(2.00)	(1.20)	(1.85)	(1.56)

Net asset value, end of period	$36.57	$36.37	$37.82	$31.45	$34.08	$30.79

Total return	2.67%[c]	0.26%[d]	27.79%[d]	(3.96)%	17.21%	70.62%

Ratios/Supplemental data:
Net assets, end of period (000s)	$168,216	$181,851	$196,649	$128,955	$146,544	$107,771
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	4.06%	2.82%	3.20%	3.47%	3.57%	3.32%
Portfolio turnover rate[f]	7%	10%	9%	8%	8%	11%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	The total return presented was calculated using the net asset value as of March 28, 2013 (the last day the Fund’s listing exchange was open during the year ended March 31, 2013). For financial reporting purposes, the Fund’s investments were fair valued as of the reporting date of March 31, 2013 which took into account certain foreign exchanges that were open for trading on March 29, 2013. As such, the total return calculated for financial reporting purposes for the years ended March 31, 2014 and March 31, 2013 were 0.52% and 27.45%, respectively.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[g]	See Note 7 regarding revisions to previously issued financial statements.

See notes to financial statements.

44	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Japan Large-Cap ETF
	Six months ended Sep. 30, 2014 (Unaudited)	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010
Net asset value, beginning of period	$49.02	$46.27	$43.90	$45.15	$45.54	$33.52

Income from investment operations:
Net investment income[a]	0.26	0.70	0.69	0.73	0.73	0.47
Net realized and unrealized gain (loss)[b]	1.53	2.67	2.55	(1.03)	(0.41)	12.08

Total from investment operations	1.79	3.37	3.24	(0.30)	0.32	12.55

Less distributions from:
Net investment income	(0.33)	(0.62)	(0.87)	(0.95)	(0.71)	(0.53)

Total distributions	(0.33)	(0.62)	(0.87)	(0.95)	(0.71)	(0.53)

Net asset value, end of period	$50.48	$49.02	$46.27	$43.90	$45.15	$45.54

Total return	3.64%[c]	7.04%[d]	7.95%[d]	(0.45)%	0.73%	37.60%

Ratios/Supplemental data:
Net assets, end of period (000s)	$75,713	$88,227	$69,409	$79,017	$108,361	$109,295
Ratio of expenses to average net assets[e]	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets[e]	1.02%	1.41%	1.70%	1.71%	1.64%	1.11%
Portfolio turnover rate[f]	1%	4%	6%	4%	6%	8%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	The total return presented was calculated using the net asset value as of March 28, 2013 (the last day the Fund’s listing exchange was open during the year ended March 31, 2013). For financial reporting purposes, the Fund’s investments were fair valued as of the reporting date of March 31, 2013 which took into account certain foreign exchanges that were open for trading on March 29, 2013. As such, the total return calculated for financial reporting purposes for the years ended March 31, 2014 and March 31, 2013 were 7.30% and 7.70%, respectively.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	45

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Latin America 40 ETF
	Six months ended Sep. 30, 2014 (Unaudited)	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010
Net asset value, beginning of period	$36.56	$43.67	$47.68	$53.72	$48.22	$25.51

Income from investment operations:
Net investment income[a]	0.53	0.99	1.12	1.30	1.00	1.03
Net realized and unrealized gain (loss)[b]	0.28	(6.87)	(3.99)	(5.94)	5.67	22.43

Total from investment operations	0.81	(5.88)	(2.87)	(4.64)	6.67	23.46

Less distributions from:
Net investment income	(0.39)	(1.23)	(1.14)	(1.40)	(1.17)	(0.75)

Total distributions	(0.39)	(1.23)	(1.14)	(1.40)	(1.17)	(0.75)

Net asset value, end of period	$36.98	$36.56	$43.67	$47.68	$53.72	$48.22

Total return	2.17%[c]	(13.36)%	(5.93)%	(8.46)%	14.18%	92.64%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,155,587	$950,524	$1,473,985	$2,098,089	$2,672,520	$2,700,337
Ratio of expenses to average net assets[d]	0.49%	0.49%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets[d]	2.70%	2.60%	2.59%	2.75%	2.03%	2.48%
Portfolio turnover rate[e]	5%	18%	11%	22%	6%	11%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended September 30, 2014 and the years ended March 31, 2014 and March 31, 2013 were 4%, 11% and 11%, respectively. See Note 4.

See notes to financial statements.

46	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Asia 50	Non-diversified
Emerging Markets Infrastructure	Non-diversified
Europe	Diversified
International Developed Property	Diversified
Japan Large-Cap	Diversified
Latin America 40	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 (ASC 946).

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

NOTES TO FINANCIAL STATEMENTS	47

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

48	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of September 30, 2014. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
Asia 50
Assets:
Common Stocks	$311,423,063	$—	$—	$311,423,063
Money Market Funds	904,825	—	—	904,825

	$312,327,888	$—	$—	$312,327,888

Emerging Markets Infrastructure
Assets:
Common Stocks	$97,685,625	$—	$—	$97,685,625
Preferred Stocks	2,924,019	—	—	2,924,019
Money Market Funds	336,836	—	—	336,836

	$100,946,480	$—	$—	$100,946,480

Europe
Assets:
Common Stocks	$3,087,828,138	$57,491	$3	$3,087,885,632
Preferred Stocks	23,057,926	—	—	23,057,926
Rights	230,352	4	—	230,356
Money Market Funds	17,986,343	—	—	17,986,343

	$3,129,102,759	$57,495	$3	$3,129,160,257

International Developed Property
Assets:
Common Stocks	$166,648,867	$—	$27	$166,648,894
Investment Companies	764,712	—	—	764,712
Rights	23,696	211	—	23,907
Money Market Funds	3,145,022	—	—	3,145,022

	$170,582,297	$211	$27	$170,582,535

Japan Large-Cap
Assets:
Common Stocks	$75,139,018	$—	$—	$75,139,018
Money Market Funds	273,239	—	—	273,239

	$75,412,257	$—	$—	$75,412,257

Latin America 40
Assets:
Common Stocks	$809,206,306	$—	$—	$809,206,306
Preferred Stocks	343,745,963	—	—	343,745,963
Money Market Funds	28,274,757	—	—	28,274,757

	$1,181,227,026	$—	$—	$1,181,227,026

NOTES TO FINANCIAL STATEMENTS	49

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The iShares Asia 50 ETF had transfers from Level 2 to Level 1 during the period ended September 30, 2014 in the amount of $4,038,281, measured as of the beginning of the period, resulting from the resumption of trading after a temporary suspension.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of September 30, 2014 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2014, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the

50	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of September 30, 2014, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The value of any securities on loan as of September 30, 2014 and the value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of each Fund’s securities lending agreements which are subject to offset under an MSLA as of September 30, 2014:

iShares ETF	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Asia 50	$815,538	$815,538	$—
Emerging Markets Infrastructure	251,630	251,630	—
Europe	16,662,562	16,662,562	—
International Developed Property	1,813,923	1,813,923	—
Japan Large-Cap	255,821	255,821	—
Latin America 40	27,106,553	27,106,553	—

[a]	Collateral received in excess of the market value of securities on loan is not presented for financial reporting purposes. The total collateral received is disclosed in each Fund’s statement of assets and liabilities.

RECENT ACCOUNTING STANDARD

In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings, including securities lending. The guidance

NOTES TO FINANCIAL STATEMENTS	51

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

is effective for financial statements for fiscal years beginning after December 15, 2014, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Asia 50	0.50%
Emerging Markets Infrastructure	0.75
International Developed Property	0.48
Japan Large-Cap	0.50

Effective July 1, 2014, for its investment advisory services to the iShares Europe ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.6000%		First $12 billion
0.5700	[a]	Over $12 billion, up to and including $21 billion
0.5415	[a]	Over $21 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

Prior to July 1, 2014, for its investment advisory services to the iShares Europe ETF, BFA was entitled to an annual investment advisory fee of 0.60% based on the Fund’s average daily net assets.

For its investment advisory services to the iShares Latin America 40 ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.5000%		First $46 billion
0.4750	[a]	Over $46 billion, up to and including $81 billion
0.4513	[a]	Over $81 billion, up to and including $141 billion
0.4287	[a]	Over $141 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

52	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

BFA has contractually agreed to waive a portion of its investment advisory fees for the iShares Emerging Markets Infrastructure ETF through July 31, 2015 in an amount equal to the Fund’s pro rata share of the fees and expenses attributable to the Fund’s investments in other iShares funds. The Fund did not hold any iShares funds during the six months ended September 30, 2014.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, (i) each Fund retains 75% of securities lending income and (ii) these amounts can never be less than 65% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013 and pursuant to a securities lending agreement, (i) each Fund will receive for the remainder of that calendar year 80% of securities lending income and (ii) these amounts can never be less than 65% of the total of securities lending income plus the collateral investment fees.

For the six months ended September 30, 2014, each Fund paid to BTC the following amounts in total for securities lending agent services and collateral investment fees:

iShares ETF	Fees Paid to BTC
Asia 50	$ 5,157
Emerging Markets Infrastructure	2,899
Europe	55,040
International Developed Property	4,617
Japan Large-Cap	433
Latin America 40	55,642

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

The iShares Emerging Markets Infrastructure ETF, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the Fund’s underlying index.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

NOTES TO FINANCIAL STATEMENTS	53

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended September 30, 2014 were as follows:

iShares ETF	Purchases	Sales
Asia 50	$58,085,698	$32,430,849
Emerging Markets Infrastructure	9,420,848	10,479,328
Europe	102,903,009	137,131,516
International Developed Property	12,270,881	12,402,729
Japan Large-Cap	1,038,658	1,060,321
Latin America 40	100,517,784	57,168,654

In-kind transactions (see Note 4) for the six months ended September 30, 2014 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Asia 50	$27,523,049	$—
Emerging Markets Infrastructure	—	8,917,548
Europe	426,791,702	325,992,458
International Developed Property	—	14,655,551
Japan Large-Cap	—	15,496,743
Latin America 40	215,396,452	46,075,967

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

5.	MARKET AND CREDIT RISK

In the normal course of business, each Fund’s investment activities exposes it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

54	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in equity instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Each Fund invests a substantial amount of its assets in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

The iShares Japan Large-Cap ETF invests all or substantially all of its assets in issuers located in a single country. When a fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in that country may have a significant impact on its investment performance.

The iShares Emerging Markets Infrastructure ETF and iShares International Developed Property ETF each invests all or substantially all of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions affecting those market sectors may have a significant impact on its investment performance.

The United States and the European Union have imposed economic sanctions on certain Russian individuals and corporate entities which include prohibitions on transacting in or dealing in new debt or new equity of certain Russian issuers. Securities held by the iShares Emerging Markets Infrastructure ETF issued prior to the date of the sanctions being imposed are not currently subject to any restrictions under the sanctions. However, compliance with each of these sanctions may impair the ability of a Fund to buy, sell, hold, receive or deliver the affected securities or other securities of such issuers. The United States or the European Union could also institute broader sanctions on Russia. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. Sanctions may now, or in the future, result in retaliatory measures by Russia, including the immediate freeze of Russian assets. Sanctions could also result in Russia taking counter measures or retaliatory actions which may further impair the value and liquidity of Russian securities.

NOTES TO FINANCIAL STATEMENTS	55

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in the statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of March 31, 2014, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
Asia 50	$6,275,867	$—	$—	$4,137,780	$114,299	$1,228,150	$11,756,096
Emerging Markets Infrastructure	12,286,416	—	—	—	7,454	506,438	12,800,308
Europe	45,627,482	—	—	47,090,987	70,049,884	32,616,997	195,385,350
International Developed Property	13,502,494	—	37,441	1,561,084	8,281,169	5,300,031	28,682,219
Japan Large-Cap	7,935,299	335,080	1,371,929	1,586,598	3,393,670	3,537,890	18,160,466
Latin America 40	234,989,478	233,743	844,965	23,841,805	201,370,437	—	461,280,428

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

56	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of September 30, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Asia 50	$273,238,232	$53,895,902	$(14,806,246)	$39,089,656
Emerging Markets Infrastructure	90,831,608	19,216,402	(9,101,530)	10,114,872
Europe	3,248,466,771	208,048,461	(327,354,975)	(119,306,514)
International Developed Property	170,423,681	17,671,602	(17,512,748)	158,854
Japan Large-Cap	91,307,468	7,071,079	(22,966,290)	(15,895,211)
Latin America 40	1,493,030,078	57,972,457	(369,775,509)	(311,803,052)

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2014, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

After the issuance of the March 31, 2014 Annual Report to Shareholders of the iShares International Developed Property ETF (the Fund), it was determined that there was an error in the presentation related to classification of components of distributions to shareholders for the year ended March 31, 2014. This misclassification of distributions has no impact on the amounts previously reported for total distributions to shareholders, net assets, net asset value per share, net change in net assets resulting from operations, or total return. The classification error is not considered to be material individually or in the aggregate to the previously issued financial statements. However, in order to correctly present the distributions during the year ended March 31, 2014, management has elected to revise the March 31, 2014 financial statements. The following sets forth the impact of the error correction on the previously issued financial statements, including impacted disclosures:

Statement of Assets & Liabilities at March 31, 2014	Previously Reported	Revised
Paid-in Capital	$210,460,176	$211,703,850
Undistributed (distributions in excess of) net investment income	(3,846,505)	(5,090,179)

Statement of Changes in Net Assets for the year ended March 31, 2014	Previously Reported	Revised
Distributions to shareholders from net investment income	$(6,070,473)	$(7,314,147)
Distributions to shareholders from return of capital	(1,445,430)	(201,756)
Undistributed (distributions in excess of) net investment income included in net assets at end of period	(3,846,505)	(5,090,179)

Financial Highlights for the year ended March 31, 2014	Previously Reported	Revised
Distributions from net investment income	$(1.27)	$(1.53)
Distributions from return of capital	$(0.30)	$(0.04)

NOTES TO FINANCIAL STATEMENTS	57

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Footnote 5 Income Tax Information: Tax character of distributions paid during the year ended March 31, 2014	Previously Reported	Revised
Ordinary income	$6,070,473	$7,314,147
Return of capital	1,445,430	201,756

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

58	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract

iSHARES® TRUST

I. iShares Asia 50 ETF and iShares International Developed Property ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on March 12, 2014, May 6, 2014, and May 12, 2014, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 16, 2014, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-13, 2014, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other exchange traded funds (including funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board noted that, prior to 2014, Lipper had used a different methodology to determine a Fund’s Lipper group, which included mutual funds, closed-end funds, exchange traded funds, and/or funds with differing investment objective classifications, investment focuses and other characteristics (e.g. actively managed funds and funds sponsored by “at cost” service providers), as applicable. The Board further noted that, after consideration by the 15(c) Committee, the Board determined to use instead Lipper’s proprietary ETF methodology to determine a Fund’s Lipper Group. This determination was based on, among other considerations, the increased number and types of ETFs available for comparative purposes than was the case in prior years. The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. At the Board’s request, Lipper provided, and the Board considered, information on the impact to the iShares funds’ comparative fee rankings that were attributable to the change from a pure index group methodology to Lipper’s proprietary ETF methodology. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses for the Funds were lower than the median of the investment advisory fee rates and overall expenses of the funds in their respective Lipper Group.

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In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2013, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that are not exchange traded funds or index funds, and that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.
Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years, including in such areas as investor education, product management, customized portfolio consulting support, capital markets support, and proprietary risk and performance analytics tools. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-13, 2014 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding potential

60	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Funds may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the investment advisory fee rates incorporate potential economies of scale and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially similar investment objectives and strategies as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different, generally more extensive services provided to the Funds, as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory

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services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that each Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of each Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

II. iShares Emerging Markets Infrastructure ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on March 12, 2014, May 6, 2014, and May 12, 2014, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 16, 2014, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-13, 2014, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other exchange traded funds (including funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board noted that, prior to 2014, Lipper had used a different methodology to determine the Fund’s Lipper group, which included mutual funds, closed-end funds, exchange traded funds, and/or funds with differing investment objective classifications, investment focuses and other characteristics (e.g. actively managed funds and funds

62	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

sponsored by “at cost” service providers), as applicable. The Board further noted that, after consideration by the 15(c) Committee, the Board determined to use instead Lipper’s proprietary ETF methodology to determine the Fund’s Lipper Group. This determination was based on, among other considerations, the increased number and types of ETFs available for comparative purposes than was the case in prior years. The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the applicable Lipper Group and to prepare this information. At the Board’s request, Lipper provided, and the Board considered, information on the impact to the iShares funds’ comparative fee rankings that were attributable to the change from a pure index group methodology to Lipper’s proprietary ETF methodology. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses for the Fund were higher than the median of the investment advisory fee rates and overall expenses of the funds in its Lipper Group. The Board further noted that the Fund’s pricing reflects the additional complexity associated with “emerging markets” exposure, versus the competitor funds identified by Lipper which have primarily developed country exposures.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2013, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its respective performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that are not exchange traded funds or index funds, and that may have different investment objectives and/or benchmarks from the Fund. In addition, the Board noted that the Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its relevant benchmark index. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Fund and its shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years, including in such areas as investor education, product management, customized portfolio consulting support, capital markets support, and proprietary risk and performance analytics tools. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment

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performance, investment and risk management processes and strategies provided at the June 12-13, 2014 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the investment advisory fee rate incorporates potential economies of scale and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with a substantially similar investment objective and strategy as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different, generally more extensive services provided to the Fund, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that

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regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

III. iShares Europe ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on March 12, 2014, May 6, 2014, and May 12, 2014, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 16, 2014, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-13, 2014, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and

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other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other exchange traded funds (including funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board noted that, prior to 2014, Lipper had used a different methodology to determine the Fund’s Lipper group, which included mutual funds, closed-end funds, exchange traded funds, and/or funds with differing investment objective classifications, investment focuses and other characteristics (e.g. actively managed funds and funds sponsored by “at cost” service providers), as applicable. The Board further noted that, after consideration by the 15(c) Committee, the Board determined to use instead Lipper’s proprietary ETF methodology to determine the Fund’s Lipper Group. This determination was based on, among other considerations, the increased number and types of ETFs available for comparative purposes than was the case in prior years. The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the applicable Lipper Group and to prepare this information. At the Board’s request, Lipper provided, and the Board considered, information on the impact to the iShares funds’ comparative fee rankings that were attributable to the change from a pure index group methodology to Lipper’s proprietary ETF methodology. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses for the Fund were within range of the median of the investment advisory fee rates and overall expenses of the funds in its Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2013, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its respective performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that are not exchange traded funds or index funds, and that may have different investment objectives and/or benchmarks from the Fund. In addition, the Board noted that the Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its relevant benchmark index. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support,

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the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Fund and its shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years, including in such areas as investor education, product management, customized portfolio consulting support, capital markets support, and proprietary risk and performance analytics tools. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-13, 2014 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that BFA and the Board had agreed to revise the Advisory Contract for the Fund to provide for breakpoints in the Fund’s investment advisory fee rate as the aggregate assets of certain iShares Funds, including the Fund, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fee rate reflects appropriate sharing

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of potential economies of scale with the Fund’s shareholders and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with a substantially similar investment objective and strategy as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different, generally more extensive services provided to the Fund, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

IV. iShares Japan Large-Cap ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and

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BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on March 12, 2014, May 6, 2014, and May 12, 2014, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 16, 2014, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-13, 2014, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other exchange traded funds (including funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board noted that, prior to 2014, Lipper had used a different methodology to determine the Fund’s Lipper group, which included mutual funds, closed-end funds, exchange traded funds, and/or funds with differing investment objective classifications, investment focuses and other characteristics (e.g. actively managed funds and funds sponsored by “at cost” service providers), as applicable. The Board further noted that, after consideration by the 15(c) Committee, the Board determined to use instead Lipper’s proprietary ETF methodology to determine the Fund’s Lipper Group. This determination was based on, among other considerations, the increased number and types of ETFs available for comparative purposes than was the case in prior years. The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the applicable Lipper Group and to prepare this information. At the Board’s request, Lipper provided, and the Board considered, information on the impact to the iShares funds’ comparative fee rankings that were attributable to the change from a pure index group methodology to Lipper’s proprietary ETF methodology. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses for the Fund were lower than the median of the investment advisory fee rates and overall expenses of the funds in its Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2013, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that

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the Fund generally performed in line with its respective performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that are not exchange traded funds or index funds, and that may have different investment objectives and/or benchmarks from the Fund. In addition, the Board noted that the Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its relevant benchmark index. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Fund and its shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years, including in such areas as investor education, product management, customized portfolio consulting support, capital markets support, and proprietary risk and performance analytics tools. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-13, 2014 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

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Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the investment advisory fee rate incorporates potential economies of scale and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with a substantially similar investment objective and strategy as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different, generally more extensive services provided to the Fund, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as

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applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

V. iShares Latin America 40 ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on March 12, 2014, May 6, 2014, and May 12, 2014, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 16, 2014, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-13, 2014, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other exchange traded funds (including funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board noted that, prior to 2014, Lipper had used a different methodology to determine the Fund’s Lipper group, which included mutual funds, closed-end funds, exchange traded funds, and/or funds with differing investment objective classifications, investment focuses and other characteristics (e.g. actively managed funds and funds sponsored by “at cost” service providers), as applicable. The Board further noted that, after consideration by the 15(c) Committee, the Board determined to use instead Lipper’s proprietary ETF methodology to determine the Fund’s Lipper Group. This determination was based on, among other considerations, the increased number and types of ETFs available for comparative purposes than was the case in prior years. The Board was provided with a detailed description of Lipper’s proprietary ETF

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methodology used by Lipper to determine the applicable Lipper Group and to prepare this information. At the Board’s request, Lipper provided, and the Board considered, information on the impact to the iShares funds’ comparative fee rankings that were attributable to the change from a pure index group methodology to Lipper’s proprietary ETF methodology. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses for the Fund were lower than the median of the investment advisory fee rates and overall expenses of the funds in its Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2013, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its respective performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that are not exchange traded funds or index funds, and that may have different investment objectives and/or benchmarks from the Fund. In addition, the Board noted that the Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its relevant benchmark index. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Fund and its shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years, including in such areas as investor education, product management, customized portfolio consulting support, capital markets support, and proprietary risk and performance analytics tools. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-13, 2014 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	73

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

Costs of Services Provided to the Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fee rate reflects appropriate sharing of potential economies of scale with the Fund’s shareholders and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with a substantially similar investment objective and strategy as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different, generally more extensive services provided to the Fund, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

74	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	75

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Japan Large-Cap	$0.298835	$—	$0.034444	$0.333279	90%	—%	10%	100%
Latin America 40	0.312792	—	0.076073	0.388865	80	—	20	100

76	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes

NOTES	77

Notes

78	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

Certain financial information required by regulations or listing exchange rules in jurisdictions outside the U.S. in which iShares Funds are cross-listed may be publicly filed in those jurisdictions. This information is available upon request by calling 1-800-474-2737.

©2014 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-34-0914

SEPTEMBER 30, 2014

2014 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares India 50 ETF | INDY | NASDAQ

Fund Performance Overview

iSHARES® INDIA 50 ETF

Performance as of September 30, 2014

The iShares India 50 ETF (the “Fund”) seeks to track the investment results of an index composed of 50 of the largest Indian equities, as represented by the CNX Nifty IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2014, the total return for the Fund was 15.87%, net of fees, while the total return for the Index was 16.91%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	42.10%	42.21%	43.17%	42.10%	42.21%	43.17%
Since Inception	4.17%	4.15%	4.75%	22.00%	21.92%	25.32%

The inception date of the Fund was 11/18/09. The first day of secondary market trading was 11/20/09.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period [a]	Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,158.70	$5.03	$1,000.00	$1,020.40	$4.71	0.93%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 6 for more information.

PORTFOLIO ALLOCATION

As of 9/30/14

Sector	Percentage of Total Investments*

Financials	27.76%
Information Technology	16.67
Energy	10.84
Consumer Discretionary	10.37
Consumer Staples	9.69
Materials	7.31
Health Care	6.33
Industrials	5.19
Utilities	3.70
Telecommunication Services	2.14

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/14

Security	Percentage of Total Investments*

ITC Ltd.	7.69%
Infosys Ltd.	6.77
ICICI Bank Ltd.	6.24
Housing Development Finance Corp. Ltd.	6.22
Reliance Industries Ltd.	5.86
HDFC Bank Ltd.	5.28
Tata Consultancy Services Ltd.	5.25
Larsen & Toubro Ltd.	4.49
Tata Motors Ltd.	3.41
State Bank of India	2.90

TOTAL	54.11%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEW	5

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on April 1, 2014 and held through September 30, 2014, is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited)

iSHARES® INDIA 50 ETF

September 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.96%

AUTOMOBILES — 9.73%
Bajaj Auto Ltd.	217,330	$8,300,011
Hero Motocorp Ltd.	191,599	8,835,647
Mahindra & Mahindra Ltd.	725,469	16,032,776
Maruti Suzuki India Ltd.	186,875	9,295,495
Tata Motors Ltd.	2,808,248	22,901,530

		65,365,459
CHEMICALS — 1.09%
Asian Paints Ltd.	717,378	7,334,557

		7,334,557
COMMERCIAL BANKS — 20.64%
Axis Bank Ltd.	2,284,060	14,010,385
Axis Bank Ltd. SP GDR[a]	65,356	1,992,705
Bank of Baroda	296,581	4,346,001
HDFC Bank Ltd.	2,504,174	35,489,524
HDFC Bank Ltd. SP ADR	85,680	3,990,974
ICICI Bank Ltd.	1,799,422	41,892,999
IndusInd Bank Ltd.	611,719	6,174,810
Kotak Mahindra Bank Ltd.	685,382	11,276,663
Punjab National Bank Ltd.	200	2,882
State Bank of India	491,243	19,511,701

		138,688,644
CONSTRUCTION & ENGINEERING — 4.49%
Larsen & Toubro Ltd.	1,273,277	30,154,384

		30,154,384
CONSTRUCTION MATERIALS — 2.28%
ACC Ltd.	162,638	3,696,630
Ambuja Cements Ltd.	1,296,821	4,500,701
Grasim Industries Ltd.	200	11,525
Ultratech Cement Ltd.	166,347	7,109,494

		15,318,350
DIVERSIFIED FINANCIAL SERVICES — 0.62%
IDFC Ltd.	1,886,387	4,204,736

		4,204,736
ELECTRIC UTILITIES — 1.78%
Power Grid Corp. of India Ltd.	3,608,638	7,926,403
Tata Power Co. Ltd.	2,987,269	4,029,114

		11,955,517
ELECTRICAL EQUIPMENT — 0.70%
Bharat Heavy Electricals Ltd.	1,440,387	4,689,006

		4,689,006

Security	Shares	Value

GAS UTILITIES — 0.81%
GAIL (India) Ltd.	744,460	$5,433,984

		5,433,984
HOUSEHOLD PRODUCTS — 2.00%
Hindustan Unilever Ltd.	1,107,811	13,421,470

		13,421,470
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 1.11%
NTPC Ltd.	3,300,187	7,455,234

		7,455,234
IT SERVICES — 16.66%
HCL Technologies Ltd.	421,899	11,749,108
Infosys Ltd.	746,758	45,451,276
Tata Consultancy Services Ltd.	793,133	35,249,497
Tech Mahindra Ltd.	236,008	9,542,657
Wipro Ltd.	1,031,086	9,993,538

		111,986,076
MEDIA — 0.64%
Zee Entertainment Enterprises Ltd.	840,931	4,290,353

		4,290,353
METALS & MINING — 3.93%
Hindalco Industries Ltd.	2,053,335	5,227,126
Jindal Steel & Power Ltd.	610,244	1,712,548
NMDC Ltd.	1,303,951	3,502,615
Sesa Sterlite Ltd.	1,843,523	8,158,506
Tata Steel Ltd.	1,052,081	7,843,407

		26,444,202
OIL, GAS & CONSUMABLE FUELS — 10.84%
Bharat Petroleum Corp. Ltd.	415,601	4,423,628
Cairn India Ltd.	921,402	4,666,491
Coal India Ltd.	1,057,579	5,862,844
Oil & Natural Gas Corp. Ltd.	2,788,077	18,498,885
Reliance Industries Ltd.	2,563,402	39,370,025

		72,821,873
PHARMACEUTICALS — 6.33%
Cipla Ltd.	810,229	8,247,690
Dr. Reddy’s Laboratories Ltd.	199,158	10,445,809
Lupin Ltd.	331,799	7,520,508
Sun Pharmaceuticals Industries Ltd.	1,172,148	16,318,699

		42,532,706
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.27%
DLF Ltd.	749,230	1,835,507

		1,835,507

CONSOLIDATED SCHEDULE OF INVESTMENTS	7

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® INDIA 50 ETF

September 30, 2014

Security	Shares	Value

THRIFTS & MORTGAGE FINANCE — 6.22%
Housing Development Finance Corp. Ltd.	2,437,688	$41,776,212

		41,776,212
TOBACCO — 7.69%
ITC Ltd.	8,594,282	51,670,373

		51,670,373
WIRELESS TELECOMMUNICATION SERVICES — 2.13%
Bharti Airtel Ltd.	2,179,664	14,343,481

		14,343,481

TOTAL COMMON STOCKS
(Cost: $529,647,440)		671,722,124

SHORT-TERM INVESTMENTS — 0.08%

MONEY MARKET FUNDS — 0.08%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	519,656	519,656

		519,656

TOTAL SHORT-TERM INVESTMENTS
(Cost: $519,656)		519,656

TOTAL INVESTMENTS IN SECURITIES — 100.04%
(Cost: $530,167,096)		672,241,780
Other Assets, Less Liabilities — (0.04)%		(260,160)

NET ASSETS — 100.00%		$671,981,620

SP ADR — Sponsored American Depositary Receipts

SP GDR — Sponsored Global Depositary Receipts

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to consolidated financial statements.

8	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statement of Assets and Liabilities (Unaudited)

iSHARES® INDIA 50 ETF

September 30, 2014

ASSETS
Investments, at cost:
Unaffiliated	$529,647,440
Affiliated (Note 2)	519,656

Total cost of investments	$530,167,096

Investments in securities, at fair value (Note 1):
Unaffiliated	$671,722,124
Affiliated (Note 2)	519,656

Total fair value of investments	672,241,780
Foreign currency, at value[a]	61,607
Receivables:
Dividends and interest	179,264

Total Assets	672,482,651

LIABILITIES
Payables:
Investment advisory fees (Note 2)	501,031

Total Liabilities	501,031

NET ASSETS	$671,981,620

Net assets consist of:
Paid-in capital	$604,902,918
Undistributed net investment income	1,341,809
Accumulated net realized loss	(76,334,342)
Net unrealized appreciation	142,071,235

NET ASSETS	$671,981,620

Shares outstanding[b]	22,650,000

Net asset value per share	$29.67

[a]	Cost of foreign currency: $61,607.
[b]	No par value, unlimited number of shares authorized.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL STATEMENTS	9

Consolidated Statement of Operations (Unaudited)

iSHARES® INDIA 50 ETF

Six months ended September 30, 2014

NET INVESTMENT INCOME
Dividends — unaffiliated	$6,875,819
Interest — affiliated (Note 2)	8

Total investment income	6,875,827

EXPENSES
Investment advisory fees (Note 2)	2,627,778
Mauritius income taxes (Note 1)	131,078

Total expenses	2,758,856

Net investment income	4,116,971

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(1,030,324)
Foreign currency transactions	(273,459)

Net realized loss	(1,303,783)

Net change in unrealized appreciation/depreciation on:
Investments	76,949,643
Translation of assets and liabilities in foreign currencies	60,587

Net change in unrealized appreciation/depreciation	77,010,230

Net realized and unrealized gain	75,706,447

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$79,823,418

See notes to consolidated financial statements.

10	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statements of Changes in Net Assets

iSHARES® INDIA 50 ETF

	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$4,116,971	$3,392,561
Net realized loss	(1,303,783)	(15,349,300)
Net change in unrealized appreciation/depreciation	77,010,230	48,700,356

Net increase in net assets resulting from operations	79,823,418	36,743,617

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,326,449)	(3,465,913)

Total distributions to shareholders	(2,326,449)	(3,465,913)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	98,767,260	76,974,428
Cost of shares redeemed	(4,375,022)	(50,446,439)

Net increase in net assets from capital share transactions	94,392,238	26,527,989

INCREASE IN NET ASSETS	171,889,207	59,805,693

NET ASSETS
Beginning of period	500,092,413	440,286,720

End of period	$671,981,620	$500,092,413

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$1,341,809	$(448,713)

SHARES ISSUED AND REDEEMED
Shares sold	3,350,000	3,300,000
Shares redeemed	(150,000)	(2,250,000)

Net increase in shares outstanding	3,200,000	1,050,000

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL STATEMENTS	11

Consolidated Financial Highlights

iSHARES® INDIA 50 ETF

(For a share outstanding throughout each period)

	Six months ended Sep. 30, 2014 (Unaudited)	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Period from Nov. 18, 2009[a] to Mar. 31, 2010
Net asset value, beginning of period	$25.71	$23.93	$23.65	$29.77	$26.57	$24.97

Income from investment operations:
Net investment income (loss)[b]	0.20	0.18	0.12	0.12	0.04	(0.04)
Net realized and unrealized gain (loss)[c]	3.88	1.78	0.26	(6.11)	3.28	1.64

Total from investment operations	4.08	1.96	0.38	(5.99)	3.32	1.60

Less distributions from:
Net investment income	(0.12)	(0.18)	(0.10)	(0.10)	(0.04)	—
Return of capital	—	—	—	(0.03)	(0.08)	—

Total distributions	(0.12)	(0.18)	(0.10)	(0.13)	(0.12)	—

Net asset value, end of period	$29.67	$25.71	$23.93	$23.65	$29.77	$26.57

Total return	15.87%[d]	8.31%	1.65%	(20.15)%	12.56%	6.41%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$671,982	$500,092	$440,287	$349,985	$205,432	$41,186
Ratio of expenses to average net assets[e]	0.93%	0.94%	0.93%	0.92%	0.91%	0.89%
Ratio of net investment income (loss) to average net assets[e]	1.39%	0.78%	0.50%	0.47%	0.13%	(0.49)%
Portfolio turnover rate[f]	2%	21%	35%	28%	13%	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such transactions, the portfolio turnover rates for the six months ended September 30, 2014, the years ended March 31, 2014, March 31, 2013, March 31, 2012 and March 31, 2011, and the period ended March 31, 2010 were 1%, 9%, 7%, 6%, 7% and 1%, respectively. See Note 4.

See notes to consolidated financial statements.

12	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited)

iSHARES® INDIA 50 ETF

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These consolidated financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
India 50	Non-diversified

The investment objective of the Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve the Fund’s investment objective.

The Fund carries out its investment strategies by investing substantially all of its assets in a wholly-owned subsidiary in the Republic of Mauritius (the “Subsidiary”), which in turn, invests in securities that comprise the underlying index. The investment adviser of the Fund also serves as the investment adviser to the Subsidiary. Through this investment structure, the Fund expects to obtain certain benefits under a current tax treaty between Mauritius and India. The accompanying consolidated financial statements for the Fund include the accounts of the Subsidiary. Intercompany accounts and transactions, if any, have been eliminated.

Pursuant to the Trust’s organizational documents, the Fund’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 (ASC 946).

SECURITY VALUATION

The Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Fund. The investments of the Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	13

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® INDIA 50 ETF

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate the Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

14	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® INDIA 50 ETF

As of September 30, 2014, the value of each of the Fund’s investments was classified as Level 1. The breakdown of the Fund’s investments into major categories is disclosed in its consolidated schedule of investments.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of September 30, 2014 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Fund as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Fund conducts its investment activities in India through the Subsidiary and expects to obtain benefits under the Double Tax Avoidance Agreement (“DTAA”). In order to be eligible to claim benefits under the DTAA, the Subsidiary must satisfy certain conditions, including the establishment and maintenance of valid tax residence in Mauritius. The Subsidiary is subject to tax in Mauritius on its net income at the rate of 15%. However, a system of tax credits effectively reduces the Mauritius income tax rate to a maximum of 3%. These income taxes, if any, are paid by the Fund and are disclosed in the consolidated statement of operations. Further, the Subsidiary is not subject to tax in Mauritius on any gains from the sale of securities. Any dividends paid by the Subsidiary to the Fund will also be exempt from tax in Mauritius. The foregoing is based upon current interpretation and practice and is subject to future changes in the tax laws of India or Mauritius and in the DTAA.

As a result of legislative changes enacted by the 2012 India Finance Act (“the Act”) and its general anti-avoidance rules (“GAAR”), which are effective April 1, 2013 but have been proposed to be deferred until April 1, 2016, the Subsidiary’s ability to leverage the treaty between Mauritius and India may be adversely impacted, and therefore the Fund may be subject to taxes on capital gains and/or dividends realized on Indian securities. The Act also includes provisions that impose Indian tax on the transfer of shares of an Indian company. However, until more definitive guidance on the legislative changes is available, the impact to the Fund, if any, cannot be determined at this time.

The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its consolidated statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	15

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® INDIA 50 ETF

taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2014, if any, are disclosed in the Fund’s consolidated statement of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

RECENT ACCOUNTING STANDARD

In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings, including securities lending. The guidance is effective for financial statements for fiscal years beginning after December 15, 2014, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Fund’s financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

The Subsidiary has entered into a separate contract with BFA under which BFA provides investment advisory services to the Subsidiary but does not receive separate compensation from the Subsidiary for providing it with such services. The Subsidiary has also entered into separate arrangements that provide for the provision of other services to the Subsidiary (including administrative, custody, transfer agency and other services), and BFA pays the costs and expenses related to the provision of those services.

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.89% based on the average daily net assets of the Fund.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the consolidated statement of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Fund for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BlackRock Institutional Trust Company, N.A. and/or BFA.

16	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® INDIA 50 ETF

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended September 30, 2014, were $109,361,105 and $12,213,212, respectively. There were no in-kind transactions for the six months ended September 30, 2014.

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the consolidated statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the consolidated statement of changes in net assets.

5.	MARKET AND CREDIT RISK

In the normal course of business, the Fund’s investment activities exposes it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks the Fund is exposed to include market risk and credit risk. The Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss the Fund may suffer through holding market positions in the face of market movements. The Fund is exposed to market risk by virtue of its investment in equity instruments. The fair value of securities held by the Fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of the Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s consolidated schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its consolidated schedule of investments.

The Fund invests a substantial amount of its assets in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to:

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	17

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® INDIA 50 ETF

generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

The Fund invests all or substantially all of its assets in issuers located in a single country. When a fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in that country may have a significant impact on its investment performance.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in the consolidated statement of assets and liabilities.

6.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of March 31, 2014, the Fund’s fiscal year-end, the Fund had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Non- Expiring [a]	Expiring 2019	Total
$34,588,691	$49,689	$34,638,380

[a]	Must be utilized prior to losses subject to expiration.

18	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® INDIA 50 ETF

The Fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of September 30, 2014, the cost of investments for federal income tax purposes was $562,737,922. Net unrealized appreciation was $109,503,858, of which $151,349,645 represented gross unrealized appreciation on securities and $41,845,787 represented gross unrealized depreciation on securities.

Management has analyzed tax laws and regulations and their application to the Fund as of September 30, 2014, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Fund’s consolidated financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the consolidated financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the consolidated financial statements.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	19

Board Review and Approval of Investment Advisory

Contract

iSHARES® INDIA 50 ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on March 12, 2014, May 6, 2014, and May 12, 2014, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 16, 2014, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-13, 2014, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other exchange traded funds (including funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board noted that, prior to 2014, Lipper had used a different methodology to determine the Fund’s Lipper group, which included mutual funds, closed-end funds, exchange traded funds, and/or funds with differing investment objective classifications, investment focuses and other characteristics (e.g. actively managed funds and funds sponsored by “at cost” service providers), as applicable. The Board further noted that, after consideration by the 15(c) Committee, the Board determined to use instead Lipper’s proprietary ETF methodology to determine the Fund’s Lipper Group. This determination was based on, among other considerations, the increased number and types of ETFs available for comparative purposes than was the case in prior years. The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the applicable Lipper Group and to prepare this information. At the Board’s request, Lipper provided, and the Board considered, information on the impact to the iShares funds’ comparative fee rankings that were attributable to the change from a pure index group methodology to Lipper’s proprietary ETF methodology. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses for the Fund were within range of the median of the investment advisory fee rates and overall expenses of the funds in its Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2013, and a

20	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® INDIA 50 ETF

comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its respective performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that are not exchange traded funds or index funds, and that may have different investment objectives and/or benchmarks from the Fund. In addition, the Board noted that the Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its relevant benchmark index. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Fund and its shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years, including in such areas as investor education, product management, customized portfolio consulting support, capital markets support, and proprietary risk and performance analytics tools. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-13, 2014 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	21

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® INDIA 50 ETF

affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the investment advisory fee rate incorporates potential economies of scale and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with a substantially similar investment objective and strategy as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different, generally more extensive services provided to the Fund, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or

22	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® INDIA 50 ETF

other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	23

Notes:

24	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	25

Notes:

26	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by India Index Services & Products Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Fund’s website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on a daily and monthly basis on the Fund’s website.

©2014 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-37-0914

SEPTEMBER 30, 2014

2014 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Russell Top 200 ETF | IWL | NYSE Arca
➢	iShares Russell Top 200 Growth ETF | IWY | NYSE Arca
➢	iShares Russell Top 200 Value ETF | IWX | NYSE Arca
➢	iShares Russell 1000 ETF | IWB | NYSE Arca
➢	iShares Russell 1000 Growth ETF | IWF | NYSE Arca
➢	iShares Russell 1000 Value ETF | IWD | NYSE Arca
➢	iShares Russell 2000 ETF | IWM | NYSE Arca
➢	iShares Russell 2000 Growth ETF | IWO | NYSE Arca
➢	iShares Russell 2000 Value ETF | IWN | NYSE Arca

Fund Performance Overview

iSHARES® RUSSELL TOP 200 ETF

Performance as of September 30, 2014

The iShares Russell Top 200 ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities, as represented by the Russell Top 200® Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2014, the total return for the Fund was 6.89%, net of fees, while the total return for the Index was 6.97%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	20.22%	20.25%	20.46%	20.22%	20.25%	20.46%
5 Years	15.18%	15.23%	15.39%	102.75%	103.12%	104.54%
Since Inception	14.81%	14.82%	15.03%	100.17%	100.21%	102.00%

The inception date of the Fund was 9/22/09. The first day of secondary market trading was 9/25/09.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period [a]	Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,068.90	$0.78	$1,000.00	$1,024.30	$0.76	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

PORTFOLIO ALLOCATION

As of 9/30/14

Sector	Percentage of Total Investments*

Information Technology	21.00%
Financials	15.53
Health Care	14.64
Energy	10.59
Consumer Discretionary	10.32
Industrials	10.15
Consumer Staples	10.11
Telecommunication Services	3.04
Materials	2.84
Utilities	1.78

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/14

Security	Percentage of Total Investments*

Apple Inc.	4.34%
Exxon Mobil Corp.	2.88
Microsoft Corp.	2.74
Johnson & Johnson	2.15
General Electric Co.	1.84
Berkshire Hathaway Inc. Class B	1.81
Wells Fargo & Co.	1.77
J.P. Morgan Chase & Co.	1.63
Chevron Corp.	1.62
Procter & Gamble Co. (The)	1.62

TOTAL	22.40%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® RUSSELL TOP 200 GROWTH ETF

Performance as of September 30, 2014

The iShares Russell Top 200 Growth ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities that exhibit growth characteristics, as represented by the Russell Top 200® Growth Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2014, the total return for the Fund was 8.01%, net of fees, while the total return for the Index was 8.15%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	21.11%	21.16%	21.40%	21.11%	21.16%	21.40%
5 Years	16.12%	16.16%	16.37%	111.09%	111.52%	113.42%
Since Inception	15.89%	15.90%	16.16%	109.83%	109.91%	112.15%

The inception date of the Fund was 9/22/09. The first day of secondary market trading was 9/25/09.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period [a]	Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,080.10	$1.04	$1,000.00	$1,024.10	$1.01	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

PORTFOLIO ALLOCATION

As of 9/30/14

Sector	Percentage of Total Investments*

Information Technology	33.10%
Consumer Discretionary	15.97
Health Care	13.99
Consumer Staples	11.57
Industrials	9.86
Energy	5.21
Materials	3.96
Financials	3.34
Telecommunication Services	2.96
Utilities	0.04

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/14

Security	Percentage of Total Investments*

Apple Inc.	8.62%
Microsoft Corp.	3.52
Verizon Communications Inc.	2.94
International Business Machines Corp.	2.55
Coca-Cola Co. (The)	2.40
Google Inc. Class A	2.35
Google Inc. Class C	2.33
Gilead Sciences Inc.	2.32
Facebook Inc. Class A	2.22
PepsiCo Inc.	2.00

TOTAL	31.25%

*	Excludes money market funds.

6	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® RUSSELL TOP 200 VALUE ETF

Performance as of September 30, 2014

The iShares Russell Top 200 Value ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities that exhibit value characteristics, as represented by the Russell Top 200® Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2014, the total return for the Fund was 5.69%, net of fees, while the total return for the Index was 5.82%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	19.20%	19.25%	19.53%	19.20%	19.25%	19.53%
5 Years	14.12%	14.18%	14.39%	93.56%	94.08%	95.86%
Since Inception	13.62%	13.64%	13.89%	89.96%	90.09%	92.15%

The inception date of the Fund was 9/22/09. The first day of secondary market trading was 9/25/09.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period [a]	Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,056.90	$1.03	$1,000.00	$1,024.10	$1.01	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

PORTFOLIO ALLOCATION

As of 9/30/14

Sector	Percentage of Total Investments*

Financials	27.88%
Energy	16.04
Health Care	15.31
Industrials	10.44
Information Technology	8.76
Consumer Staples	8.63
Consumer Discretionary	4.58
Utilities	3.54
Telecommunication Services	3.12
Materials	1.70

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/14

Security	Percentage of Total Investments*

Exxon Mobil Corp.	5.81%
General Electric Co.	3.69
Johnson & Johnson	3.65
Berkshire Hathaway Inc. Class B	3.64
Wells Fargo & Co.	3.56
J.P. Morgan Chase & Co.	3.28
Chevron Corp.	3.27
Procter & Gamble Co. (The)	3.07
Pfizer Inc.	2.71
AT&T Inc.	2.63

TOTAL	35.31%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® RUSSELL 1000 ETF

Performance as of September 30, 2014

The iShares Russell 1000 ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization U.S. equities, as represented by the Russell 1000® Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2014, the total return for the Fund was 5.73%, net of fees, while the total return for the Index was 5.80%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	18.85%	18.80%	19.01%	18.85%	18.80%	19.01%
5 Years	15.74%	15.78%	15.90%	107.70%	108.06%	109.14%
10 Years	8.34%	8.34%	8.46%	122.76%	122.89%	125.18%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period [a]	Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,057.30	$0.77	$1,000.00	$1,024.30	$0.76	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

PORTFOLIO ALLOCATION

As of 9/30/14

Sector	Percentage of Total Investments*

Information Technology	19.04%
Financials	16.94
Health Care	13.57
Consumer Discretionary	12.35
Industrials	11.05
Energy	9.21
Consumer Staples	8.72
Materials	3.78
Utilities	3.01
Telecommunication Services	2.33

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/14

Security	Percentage of Total Investments*

Apple Inc.	3.01%
Exxon Mobil Corp.	2.00
Microsoft Corp.	1.90
Johnson & Johnson	1.50
General Electric Co.	1.27
Berkshire Hathaway Inc. Class B	1.25
Wells Fargo & Co.	1.23
J.P. Morgan Chase & Co.	1.13
Chevron Corp.	1.13
Procter & Gamble Co. (The)	1.12

TOTAL	15.54%

*	Excludes money market funds.

8	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® RUSSELL 1000 GROWTH ETF

Performance as of September 30, 2014

The iShares Russell 1000 Growth ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization U.S. equities that exhibit growth characteristics, as represented by the Russell 1000® Growth Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2014, the total return for the Fund was 6.59%, net of fees, while the total return for the Index was 6.69%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	18.90%	18.90%	19.15%	18.90%	18.90%	19.15%
5 Years	16.28%	16.32%	16.50%	112.54%	112.91%	114.64%
10 Years	8.74%	8.75%	8.94%	131.23%	131.43%	135.40%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period [a]	Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,065.90	$1.04	$1,000.00	$1,024.10	$1.01	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

PORTFOLIO ALLOCATION

As of 9/30/14

Sector	Percentage of Total Investments*

Information Technology	28.41%
Consumer Discretionary	18.26
Health Care	13.63
Industrials	11.90
Consumer Staples	10.34
Energy	5.67
Financials	5.11
Materials	4.22
Telecommunication Services	2.37
Utilities	0.09

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/14

Security	Percentage of Total Investments*

Apple Inc.	5.93%
Microsoft Corp.	2.42
Verizon Communications Inc.	2.02
International Business Machines Corp.	1.75
Coca-Cola Co. (The)	1.66
Google Inc. Class A	1.61
Google Inc. Class C	1.60
Gilead Sciences Inc.	1.60
Facebook Inc. Class A	1.53
PepsiCo Inc.	1.38

TOTAL	21.50%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® RUSSELL 1000 VALUE ETF

Performance as of September 30, 2014

The iShares Russell 1000 Value ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization U.S. equities that exhibit value characteristics, as represented by the Russell 1000® Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2014, the total return for the Fund was 4.79%, net of fees, while the total return for the Index was 4.90%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	18.60%	18.62%	18.89%	18.60%	18.62%	18.89%
5 Years	15.02%	15.05%	15.26%	101.32%	101.59%	103.38%
10 Years	7.68%	7.69%	7.84%	109.54%	109.82%	112.71%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period [a]	Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,047.90	$1.03	$1,000.00	$1,024.10	$1.01	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

PORTFOLIO ALLOCATION As of 9/30/14

Sector	Percentage of Total Investments*

Financials	29.13%
Health Care	13.51
Energy	12.86
Industrials	10.17
Information Technology	9.38
Consumer Staples	7.05
Consumer Discretionary	6.25
Utilities	6.03
Materials	3.33
Telecommunication Services	2.29

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/14

Security	Percentage of Total Investments*

Exxon Mobil Corp.	4.07%
General Electric Co.	2.59
Johnson & Johnson	2.56
Berkshire Hathaway Inc. Class B	2.54
Wells Fargo & Co.	2.49
J.P. Morgan Chase & Co.	2.30
Chevron Corp.	2.29
Procter & Gamble Co. (The)	2.15
Pfizer Inc.	1.90
AT&T Inc.	1.84

TOTAL	24.73%

*	Excludes money market funds.

10	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® RUSSELL 2000 ETF

Performance as of September 30, 2014

The iShares Russell 2000 ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities, as represented by the Russell 2000® Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2014, the total return for the Fund was -5.43%, net of fees, while the total return for the Index was -5.46%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	3.96%	3.86%	3.93%	3.96%	3.86%	3.93%
5 Years	14.28%	14.31%	14.29%	94.88%	95.22%	94.96%
10 Years	8.18%	8.22%	8.19%	119.55%	120.33%	119.66%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period [a]	Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$945.70	$0.98	$1,000.00	$1,024.10	$1.01	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

PORTFOLIO ALLOCATION As of 9/30/14

Sector	Percentage of Total Investments*

Financials	23.72%
Information Technology	17.88
Industrials	13.76
Health Care	13.54
Consumer Discretionary	13.23
Energy	5.62
Materials	4.96
Utilities	3.28
Consumer Staples	3.23
Telecommunication Services	0.78

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/14

Security	Percentage of Total Investments*

Puma Biotechnology Inc.	0.34%
Isis Pharmaceuticals Inc.	0.28
WEX Inc.	0.27
Team Health Holdings Inc.	0.25
Graphic Packaging Holding Co.	0.25
Ultimate Software Group Inc. (The)	0.25
Prosperity Bancshares Inc.	0.25
Brunswick Corp.	0.24
RLJ Lodging Trust	0.23
CNO Financial Group Inc.	0.23

TOTAL	2.59%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview

iSHARES® RUSSELL 2000 GROWTH ETF

Performance as of September 30, 2014

The iShares Russell 2000 Growth ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities that exhibit growth characteristics, as represented by the Russell 2000® Growth Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2014, the total return for the Fund was -4.45%, net of fees, while the total return for the Index was -4.51%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	3.89%	3.87%	3.79%	3.89%	3.87%	3.79%
5 Years	15.59%	15.65%	15.51%	106.32%	106.85%	105.65%
10 Years	9.02%	9.06%	9.03%	137.23%	138.00%	137.34%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period [a]	Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$955.50	$1.23	$1,000.00	$1,023.80	$1.27	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

PORTFOLIO ALLOCATION

As of 9/30/14

Sector	Percentage of Total Investments*

Information Technology	25.64%
Health Care	22.04
Consumer Discretionary	15.16
Industrials	14.66
Financials	7.56
Materials	5.29
Energy	4.81
Consumer Staples	3.83
Telecommunication Services	0.76
Utilities	0.25

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/14

Security	Percentage of Total Investments*

Puma Biotechnology Inc.	0.68%
Isis Pharmaceuticals Inc.	0.56
WEX Inc.	0.53
Team Health Holdings Inc.	0.50
Graphic Packaging Holding Co.	0.50
Ultimate Software Group Inc. (The)	0.50
Kodiak Oil & Gas Corp.	0.45
PAREXEL International Corp.	0.44
SemGroup Corp. Class A	0.44
Cognex Corp.	0.43

TOTAL	5.03%

*	Excludes money market funds.

12	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® RUSSELL 2000 VALUE ETF

Performance as of September 30, 2014

The iShares Russell 2000 Value ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities that exhibit value characteristics, as represented by the Russell 2000® Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2014, the total return for the Fund was -6.42%, net of fees, while the total return for the Index was -6.40%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	4.02%	3.96%	4.13%	4.02%	3.96%	4.13%
5 Years	12.87%	12.89%	13.02%	83.17%	83.36%	84.45%
10 Years	7.13%	7.15%	7.25%	99.03%	99.54%	101.44%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period [a]	Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$935.80	$1.21	$1,000.00	$1,023.80	$1.27	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

PORTFOLIO ALLOCATION

As of 9/30/14

Sector	Percentage of Total Investments*

Financials	40.02%
Industrials	12.86
Consumer Discretionary	11.28
Information Technology	10.06
Energy	6.42
Utilities	6.32
Health Care	4.97
Materials	4.64
Consumer Staples	2.63
Telecommunication Services	0.80

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/14

Security	Percentage of Total Investments*

Prosperity Bancshares Inc.	0.50%
RLJ Lodging Trust	0.46
CNO Financial Group Inc.	0.46
LaSalle Hotel Properties	0.44
Esterline Technologies Corp.	0.44
Highwoods Properties Inc.	0.44
Investors Bancorp Inc.	0.40
Stifel Financial Corp.	0.38
FirstMerit Corp.	0.36
Cleco Corp.	0.36

TOTAL	4.24%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	13

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on April 1, 2014 and held through September 30, 2014, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

14	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® RUSSELL TOP 200 ETF

September 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.81%

AEROSPACE & DEFENSE — 3.17%
Boeing Co. (The)	4,672	$595,119
General Dynamics Corp.	1,964	249,605
Honeywell International Inc.	5,017	467,183
Lockheed Martin Corp.	1,734	316,941
Northrop Grumman Corp.	1,375	181,170
Precision Castparts Corp.	924	218,877
Raytheon Co.	2,010	204,256
United Technologies Corp.	5,873	620,189

		2,853,340
AIR FREIGHT & LOGISTICS — 0.84%
FedEx Corp.	1,899	306,594
United Parcel Service Inc. Class B	4,535	445,745

		752,339
AIRLINES — 0.40%
American Airlines Group Inc.	4,615	163,740
Delta Air Lines Inc.	5,444	196,801

		360,541
AUTO COMPONENTS — 0.21%
Johnson Controls Inc.	4,257	187,308

		187,308
AUTOMOBILES — 0.77%
Ford Motor Co.	24,876	367,916
General Motors Co.	10,272	328,088

		696,004
BEVERAGES — 2.21%
Coca-Cola Co. (The)	25,440	1,085,271
PepsiCo Inc.	9,713	904,183

		1,989,454
BIOTECHNOLOGY — 3.46%
Alexion Pharmaceuticals Inc.[a]	1,265	209,762
Amgen Inc.	4,850	681,231
Biogen Idec Inc.[a]	1,520	502,831
Celgene Corp.[a]	5,130	486,221
Gilead Sciences Inc.[a]	9,839	1,047,362
Regeneron Pharmaceuticals Inc.[a]	507	182,784

		3,110,191
CAPITAL MARKETS — 2.19%
Bank of New York Mellon Corp. (The)	7,322	283,581
BlackRock Inc.[b]	814	267,252
Charles Schwab Corp. (The)	7,218	212,137

Security	Shares	Value

Franklin Resources Inc.	2,536	$138,491
Goldman Sachs Group Inc. (The)	2,865	525,928
Morgan Stanley	9,824	339,616
State Street Corp.	2,764	203,458

		1,970,463
CHEMICALS — 2.56%
Air Products and Chemicals Inc.	1,362	177,305
Dow Chemical Co. (The)	7,713	404,470
E.I. du Pont de Nemours and Co.	5,883	422,164
Ecolab Inc.	1,707	196,015
LyondellBasell Industries NV Class A	2,824	306,856
Monsanto Co.	3,358	377,808
PPG Industries Inc.	885	174,115
Praxair Inc.	1,881	242,649

		2,301,382
COMMERCIAL BANKS — 6.82%
Bank of America Corp.	67,377	1,148,778
BB&T Corp.	4,612	171,613
Citigroup Inc.	19,464	1,008,624
J.P. Morgan Chase & Co.	24,250	1,460,820
PNC Financial Services Group Inc. (The)[b]	3,421	292,769
U.S. Bancorp	11,004	460,297
Wells Fargo & Co.	30,600	1,587,222

		6,130,123
COMMERCIAL SERVICES & SUPPLIES — 0.16%
Waste Management Inc.	2,984	141,830

		141,830
COMMUNICATIONS EQUIPMENT — 1.82%
Cisco Systems Inc.	32,821	826,104
QUALCOMM Inc.	10,814	808,563

		1,634,667
COMPUTERS & PERIPHERALS — 5.24%
Apple Inc.	38,637	3,892,678
EMC Corp.	13,114	383,715
Hewlett-Packard Co.	12,140	430,606

		4,706,999
CONSUMER FINANCE — 1.11%
American Express Co.	5,811	508,695
Capital One Financial Corp.	3,661	298,811
Discover Financial Services	2,988	192,397

		999,903

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 ETF

September 30, 2014

Security	Shares	Value

DIVERSIFIED FINANCIAL SERVICES — 1.99%
Berkshire Hathaway Inc. Class Ba	11,727	$1,619,968
CME Group Inc.	2,052	164,068

		1,784,036
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.95%
AT&T Inc.	33,257	1,171,977
CenturyLink Inc.	3,665	149,862
Verizon Communications Inc.	26,534	1,326,434

		2,648,273
ELECTRIC UTILITIES — 1.34%
American Electric Power Co. Inc.	3,134	163,626
Duke Energy Corp.	4,530	338,708
Exelon Corp.	5,508	187,768
NextEra Energy Inc.	2,800	262,864
Southern Co. (The)	5,725	249,896

		1,202,862
ELECTRICAL EQUIPMENT — 0.53%
Eaton Corp. PLC	3,052	193,405
Emerson Electric Co.	4,494	281,235

		474,640
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.18%
Corning Inc.	8,393	162,321

		162,321
ENERGY EQUIPMENT & SERVICES — 1.77%
Baker Hughes Inc.	2,797	181,973
Halliburton Co.	5,409	348,934
National Oilwell Varco Inc.	2,752	209,427
Schlumberger Ltd.	8,333	847,383

		1,587,717
FOOD & STAPLES RETAILING — 2.49%
Costco Wholesale Corp.	2,818	353,152
CVS Health Corp.	7,491	596,209
Sysco Corp.	3,741	141,971
Wal-Mart Stores Inc.	10,208	780,606
Walgreen Co.	6,105	361,843

		2,233,781
FOOD PRODUCTS — 1.23%
Archer-Daniels-Midland Co.	4,202	214,722
General Mills Inc.	3,935	198,521
Kellogg Co.	1,659	102,194
Kraft Foods Group Inc.	3,812	214,997

Security	Shares	Value

Mondelez International Inc. Class A	10,835	$371,261

		1,101,695
HEALTH CARE EQUIPMENT & SUPPLIES — 1.79%
Abbott Laboratories	9,621	400,137
Baxter International Inc.	3,485	250,119
Becton, Dickinson and Co.	1,240	141,124
Covidien PLC	2,876	248,803
Medtronic Inc.	6,399	396,418
Stryker Corp.	2,155	174,016

		1,610,617
HEALTH CARE PROVIDERS & SERVICES — 1.76%
Aetna Inc.	2,300	186,300
Express Scripts Holding Co.[a]	4,953	349,830
McKesson Corp.	1,481	288,306
UnitedHealth Group Inc.	6,277	541,391
WellPoint Inc.	1,791	214,240

		1,580,067
HOTELS, RESTAURANTS & LEISURE — 1.59%
Carnival Corp.	2,743	110,186
Las Vegas Sands Corp.	2,416	150,299
McDonald’s Corp.	6,332	600,337
Starbucks Corp.	4,822	363,868
Yum! Brands Inc.	2,832	203,848

		1,428,538
HOUSEHOLD PRODUCTS — 2.33%
Colgate-Palmolive Co.	5,864	382,450
Kimberly-Clark Corp.	2,407	258,921
Procter & Gamble Co. (The)	17,338	1,451,884

		2,093,255
INDUSTRIAL CONGLOMERATES — 2.82%
3M Co.	4,192	593,923
Danaher Corp.	3,891	295,638
General Electric Co.	64,253	1,646,162

		2,535,723
INSURANCE — 2.43%
ACE Ltd.	2,171	227,673
Aflac Inc.	2,911	169,566
Allstate Corp. (The)	2,785	170,915
American International Group Inc.	9,268	500,657
Chubb Corp. (The)	1,571	143,087
Marsh & McLennan Companies Inc.	3,533	184,917
MetLife Inc.	5,991	321,837
Prudential Financial Inc.	2,946	259,071

16	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 ETF

September 30, 2014

Security	Shares	Value

Travelers Companies Inc. (The)	2,225	$209,017

		2,186,740
INTERNET & CATALOG RETAIL — 1.29%
Amazon.com Inc.[a]	2,408	776,436
Priceline Group Inc. (The)[a]	331	383,490

		1,159,926
INTERNET SOFTWARE & SERVICES — 4.26%
eBay Inc.[a]	8,118	459,723
Facebook Inc. Class Aa	12,651	999,935
Google Inc. Class Aa	1,798	1,057,961
Google Inc. Class Ca	1,820	1,050,795
Yahoo! Inc.[a]	6,448	262,756

		3,831,170
IT SERVICES — 3.42%
Accenture PLC Class A	4,052	329,509
Automatic Data Processing Inc.	3,075	255,471
Cognizant Technology Solutions Corp. Class Aa	3,899	174,558
International Business Machines Corp.	6,061	1,150,559
MasterCard Inc. Class A	6,440	476,045
Visa Inc. Class A	3,213	685,558

		3,071,700
LIFE SCIENCES TOOLS & SERVICES — 0.35%
Thermo Fisher Scientific Inc.	2,562	311,795

		311,795
MACHINERY — 1.03%
Caterpillar Inc.	3,992	395,328
Cummins Inc.	1,182	156,000
Deere & Co.	2,339	191,775
Illinois Tool Works Inc.	2,187	184,626

		927,729
MEDIA — 4.13%
CBS Corp. Class B NVS	3,362	179,867
Comcast Corp. Class A	16,596	892,533
DIRECTV[a]	3,004	259,906
Thomson Reuters Corp.	2,292	83,452
Time Warner Cable Inc.	1,784	255,986
Time Warner Inc.	5,651	425,012
Twenty-First Century Fox Inc. Class A	12,198	418,269
Viacom Inc. Class B NVS	2,759	212,277
Walt Disney Co. (The)	11,096	987,877

		3,715,179

Security	Shares	Value

METALS & MINING — 0.27%
Freeport-McMoRan Inc.	6,665	$217,612
Southern Copper Corp.	946	28,049

		245,661
MULTI-UTILITIES — 0.44%
Dominion Resources Inc.	3,739	258,328
PG&E Corp.	2,982	134,309

		392,637
MULTILINE RETAIL — 0.28%
Target Corp.	4,065	254,794

		254,794
OIL, GAS & CONSUMABLE FUELS — 8.80%
Anadarko Petroleum Corp.	3,235	328,158
Apache Corp.	2,475	232,328
Chevron Corp.	12,198	1,455,465
ConocoPhillips	7,865	601,830
Devon Energy Corp.	2,624	178,904
EOG Resources Inc.	3,501	346,669
Exxon Mobil Corp.	27,517	2,587,974
Hess Corp.	1,775	167,418
Kinder Morgan Inc.	4,223	161,910
Marathon Oil Corp.	4,341	163,178
Marathon Petroleum Corp.	1,621	137,250
Occidental Petroleum Corp.	5,033	483,923
Phillips 66	3,624	294,668
Pioneer Natural Resources Co.	917	180,622
Spectra Energy Corp.	4,297	168,700
Valero Energy Corp.	3,412	157,873
Williams Companies Inc. (The)	4,767	263,854

		7,910,724
PERSONAL PRODUCTS — 0.12%
Estee Lauder Companies Inc. (The) Class A	1,463	109,315

		109,315
PHARMACEUTICALS — 7.26%
AbbVie Inc.	10,187	588,401
Actavis PLC[a]	1,627	392,563
Allergan Inc.	1,906	339,630
Bristol-Myers Squibb Co.	10,616	543,327
Eli Lilly and Co.	6,302	408,685
Johnson & Johnson	18,128	1,932,263
Merck & Co. Inc.	18,724	1,109,959

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 ETF

September 30, 2014

Security	Shares	Value

Pfizer Inc.	40,871	$1,208,555

		6,523,383
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.96%
American Tower Corp.	2,533	237,165
Equity Residential	2,313	142,434
Public Storage	921	152,739
Simon Property Group Inc.	1,990	327,196

		859,534
ROAD & RAIL — 1.18%
CSX Corp.	6,447	206,691
Norfolk Southern Corp.	1,983	221,303
Union Pacific Corp.	5,803	629,161

		1,057,155
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.87%
Intel Corp.	31,895	1,110,584
Micron Technology Inc.[a]	6,869	235,332
Texas Instruments Inc.	6,933	330,635

		1,676,551
SOFTWARE — 4.18%
Adobe Systems Inc.[a]	3,194	220,993
Microsoft Corp.	52,930	2,453,835
Oracle Corp.	21,044	805,564
Salesforce.com Inc.[a,c]	3,932	226,208
VMware Inc. Class Aa,c	566	53,113

		3,759,713
SPECIALTY RETAIL — 1.57%
Home Depot Inc. (The)	8,762	803,826
Lowe’s Companies Inc.	6,526	345,356
TJX Companies Inc. (The)	4,501	266,324

		1,415,506
TEXTILES, APPAREL & LUXURY GOODS — 0.44%
Nike Inc. Class B	4,469	398,635

		398,635
TOBACCO — 1.71%
Altria Group Inc.	12,726	584,632
Philip Morris International Inc.	10,077	840,422
Reynolds American Inc.	1,964	115,876

		1,540,930
WIRELESS TELECOMMUNICATION SERVICES — 0.09%
Sprint Corp.[a]	4,697	29,779

Security	Shares	Value

T-Mobile US Inc.[a]	1,707	$49,281

		79,060

TOTAL COMMON STOCKS
(Cost: $81,262,228)		89,705,906

SHORT-TERM INVESTMENTS — 0.39%

MONEY MARKET FUNDS — 0.39%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[b,d,e]	264,593	264,593
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[b,d,e]	16,405	16,405
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,d]	69,522	69,522

		350,520

TOTAL SHORT-TERM INVESTMENTS
(Cost: $350,520)		350,520

TOTAL INVESTMENTS IN SECURITIES — 100.20%
(Cost: $81,612,748)		90,056,426
Other Assets, Less Liabilities — (0.20)%		(182,869)

NET ASSETS — 100.00%		$89,873,557

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

18	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® RUSSELL TOP 200 GROWTH ETF

September 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.83%

AEROSPACE & DEFENSE — 3.69%
Boeing Co. (The)	51,903	$6,611,404
Honeywell International Inc.	55,738	5,190,323
Lockheed Martin Corp.	19,287	3,525,278
Precision Castparts Corp.	10,304	2,440,811
United Technologies Corp.	7,307	771,619

		18,539,435
AIR FREIGHT & LOGISTICS — 1.28%
FedEx Corp.	9,036	1,458,862
United Parcel Service Inc. Class B	50,380	4,951,850

		6,410,712
AIRLINES — 0.38%
American Airlines Group Inc.	51,261	1,818,740
Delta Air Lines Inc.	3,157	114,126

		1,932,866
AUTO COMPONENTS — 0.11%
Johnson Controls Inc.	12,596	554,224

		554,224
BEVERAGES — 4.40%
Coca-Cola Co. (The)	282,602	12,055,801
PepsiCo Inc.	107,904	10,044,784

		22,100,585
BIOTECHNOLOGY — 6.80%
Alexion Pharmaceuticals Inc.[a]	14,078	2,334,414
Amgen Inc.	51,079	7,174,556
Biogen Idec Inc.[a]	16,883	5,585,065
Celgene Corp.[a]	56,999	5,402,365
Gilead Sciences Inc.[a]	109,301	11,635,092
Regeneron Pharmaceuticals Inc.[a]	5,613	2,023,599

		34,155,091
CAPITAL MARKETS — 0.56%
BlackRock Inc.[b]	3,467	1,138,286
Charles Schwab Corp. (The)	13,285	390,446
Franklin Resources Inc.	23,071	1,259,907

		2,788,639
CHEMICALS — 3.89%
Dow Chemical Co. (The)	13,699	718,376
E.I. du Pont de Nemours and Co.	61,703	4,427,807
Ecolab Inc.	18,974	2,178,784
LyondellBasell Industries NV Class A	31,383	3,410,077
Monsanto Co.	37,308	4,197,523

Security	Shares	Value

PPG Industries Inc.	9,841	$1,936,118
Praxair Inc.	20,850	2,689,650

		19,558,335
COMMERCIAL SERVICES & SUPPLIES — 0.03%
Waste Management Inc.	3,434	163,218

		163,218
COMMUNICATIONS EQUIPMENT — 1.79%
QUALCOMM Inc.	120,133	8,982,344

		8,982,344
COMPUTERS & PERIPHERALS — 8.69%
Apple Inc.	429,157	43,237,568
EMC Corp.	14,347	419,793

		43,657,361
CONSUMER FINANCE — 1.13%
American Express Co.	64,565	5,652,020

		5,652,020
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.95%
CenturyLink Inc.	2,502	102,307
Verizon Communications Inc.	294,744	14,734,252

		14,836,559
ELECTRICAL EQUIPMENT — 0.46%
Emerson Electric Co.	37,310	2,334,860

		2,334,860
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.08%
Corning Inc.	21,493	415,675

		415,675
ENERGY EQUIPMENT & SERVICES — 2.72%
Baker Hughes Inc.	2,593	168,701
Halliburton Co.	60,108	3,877,567
National Oilwell Varco Inc.	2,613	198,849
Schlumberger Ltd.	92,566	9,413,036

		13,658,153
FOOD & STAPLES RETAILING — 1.82%
Costco Wholesale Corp.	29,492	3,695,937
CVS Health Corp.	11,817	940,515
Sysco Corp.	15,562	590,578
Wal-Mart Stores Inc.	11,568	884,605
Walgreen Co.	51,080	3,027,512

		9,139,147
FOOD PRODUCTS — 1.17%
Archer-Daniels-Midland Co.	4,593	234,702

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 GROWTH ETF

September 30, 2014

Security	Shares	Value

General Mills Inc.	43,737	$2,206,532
Kellogg Co.	16,672	1,026,995
Kraft Foods Group Inc.	42,371	2,389,725

		5,857,954
HEALTH CARE EQUIPMENT & SUPPLIES — 1.09%
Baxter International Inc.	38,620	2,771,757
Becton, Dickinson and Co.	13,750	1,564,888
Stryker Corp.	14,261	1,151,576

		5,488,221
HEALTH CARE PROVIDERS & SERVICES — 1.43%
Aetna Inc.	7,566	612,846
Express Scripts Holding Co.[a]	47,681	3,367,709
McKesson Corp.	16,411	3,194,729

		7,175,284
HOTELS, RESTAURANTS & LEISURE — 2.92%
Las Vegas Sands Corp.	26,765	1,665,051
McDonald’s Corp.	70,350	6,669,883
Starbucks Corp.	53,581	4,043,222
Yum! Brands Inc.	31,416	2,261,324

		14,639,480
HOUSEHOLD PRODUCTS — 1.42%
Colgate-Palmolive Co.	58,246	3,798,804
Kimberly-Clark Corp.	22,232	2,391,496
Procter & Gamble Co. (The)	10,979	919,382

		7,109,682
INDUSTRIAL CONGLOMERATES — 1.47%
3M Co.	46,568	6,597,754
Danaher Corp.	10,162	772,109

		7,369,863
INSURANCE — 0.27%
Marsh & McLennan Companies Inc.	26,366	1,379,996

		1,379,996
INTERNET & CATALOG RETAIL — 2.56%
Amazon.com Inc.[a]	26,739	8,621,723
Priceline Group Inc. (The)[a]	3,672	4,254,306

		12,876,029
INTERNET SOFTWARE & SERVICES — 7.89%
eBay Inc.[a]	90,203	5,108,196
Facebook Inc. Class Aa	140,534	11,107,807
Google Inc. Class Aa	19,978	11,755,255
Google Inc. Class Ca	20,215	11,671,333

		39,642,591

Security	Shares	Value

IT SERVICES — 6.80%
Accenture PLC Class A	45,024	$3,661,352
Automatic Data Processing Inc.	34,314	2,850,807
Cognizant Technology Solutions Corp. Class Aa	43,305	1,938,765
International Business Machines Corp.	67,328	12,780,874
MasterCard Inc. Class A	71,555	5,289,346
Visa Inc. Class A	35,690	7,615,175

		34,136,319
LIFE SCIENCES TOOLS & SERVICES — 0.28%
Thermo Fisher Scientific Inc.	11,443	1,392,613

		1,392,613
MACHINERY — 1.03%
Caterpillar Inc.	9,420	932,863
Cummins Inc.	13,088	1,727,354
Deere & Co.	5,676	465,375
Illinois Tool Works Inc.	24,308	2,052,081

		5,177,673
MEDIA — 6.29%
CBS Corp. Class B NVS	33,763	1,806,320
Comcast Corp. Class A	168,696	9,072,471
DIRECTV[a]	33,292	2,880,424
Time Warner Cable Inc.	19,830	2,845,407
Twenty-First Century Fox Inc. Class A	99,892	3,425,297
Viacom Inc. Class B NVS	30,593	2,353,825
Walt Disney Co. (The)	103,295	9,196,354

		31,580,098
METALS & MINING — 0.06%
Southern Copper Corp.	10,443	309,635

		309,635
MULTI-UTILITIES — 0.03%
Dominion Resources Inc.	2,540	175,489

		175,489
MULTILINE RETAIL — 0.06%
Target Corp.	4,584	287,325

		287,325
OIL, GAS & CONSUMABLE FUELS — 2.48%
Anadarko Petroleum Corp.	2,641	267,903
EOG Resources Inc.	38,898	3,851,680
Kinder Morgan Inc.	12,847	492,554
Marathon Petroleum Corp.	13,332	1,128,820
Phillips 66	16,513	1,342,672
Pioneer Natural Resources Co.	10,179	2,004,958

20	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 GROWTH ETF

September 30, 2014

Security	Shares	Value

Valero Energy Corp.	9,029	$417,772
Williams Companies Inc. (The)	53,167	2,942,793

		12,449,152
PERSONAL PRODUCTS — 0.24%
Estee Lauder Companies Inc. (The) Class A	16,323	1,219,655

		1,219,655
PHARMACEUTICALS — 4.37%
AbbVie Inc.	113,173	6,536,873
Actavis PLC[a]	18,074	4,360,895
Allergan Inc.	21,178	3,773,708
Bristol-Myers Squibb Co.	42,108	2,155,087
Johnson & Johnson	31,614	3,369,736
Merck & Co. Inc.	29,121	1,726,293

		21,922,592
REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.38%
American Tower Corp.	28,167	2,637,276
Public Storage	9,434	1,564,535
Simon Property Group Inc.	16,495	2,712,108

		6,913,919
ROAD & RAIL — 1.50%
Norfolk Southern Corp.	4,655	519,498
Union Pacific Corp.	64,471	6,989,946

		7,509,444
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.39%
Intel Corp.	30,117	1,048,674
Micron Technology Inc.[a]	66,815	2,289,082
Texas Instruments Inc.	76,823	3,663,689

		7,001,445
SOFTWARE — 6.40%
Adobe Systems Inc.[a]	35,426	2,451,125
Microsoft Corp.	380,391	17,634,927
Oracle Corp.	233,773	8,948,830
Salesforce.com Inc.[a]	43,702	2,514,176
VMware Inc. Class Aa,c	6,223	583,966

		32,133,024
SPECIALTY RETAIL — 3.13%
Home Depot Inc. (The)	97,339	8,929,880
Lowe’s Companies Inc.	72,511	3,837,282
TJX Companies Inc. (The)	49,845	2,949,329

		15,716,491

Security	Shares	Value

TEXTILES, APPAREL & LUXURY GOODS — 0.88%
Nike Inc. Class B	49,715	$4,434,578

		4,434,578
TOBACCO — 2.51%
Altria Group Inc.	133,751	6,144,521
Philip Morris International Inc.	65,714	5,480,547
Reynolds American Inc.	16,592	978,928

		12,603,996

TOTAL COMMON STOCKS (Cost: $358,849,522)		501,381,772

SHORT-TERM INVESTMENTS — 0.20%

MONEY MARKET FUNDS — 0.20%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[b,d,e]	548,971	548,971
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[b,d,e]	34,037	34,037
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,d]	407,535	407,535

		990,543

TOTAL SHORT-TERM INVESTMENTS (Cost: $990,543)		990,543

TOTAL INVESTMENTS IN SECURITIES — 100.03% (Cost: $359,840,065)		502,372,315
Other Assets, Less Liabilities — (0.03)%		(167,046)

NET ASSETS — 100.00%		$502,205,269

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited)

iSHARES® RUSSELL TOP 200 VALUE ETF

September 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.82%

AEROSPACE & DEFENSE — 2.65%
General Dynamics Corp.	6,648	$844,893
Northrop Grumman Corp.	4,656	613,475
Raytheon Co.	6,801	691,118
United Technologies Corp.	17,697	1,868,803

		4,018,289
AIR FREIGHT & LOGISTICS — 0.39%
FedEx Corp.	3,662	591,230

		591,230
AIRLINES — 0.42%
Delta Air Lines Inc.	17,475	631,721

		631,721
AUTO COMPONENTS — 0.31%
Johnson Controls Inc.	10,584	465,696

		465,696
AUTOMOBILES — 1.56%
Ford Motor Co.	84,424	1,248,631
General Motors Co.	34,864	1,113,556

		2,362,187
BIOTECHNOLOGY — 0.08%
Amgen Inc.	855	120,093

		120,093
CAPITAL MARKETS — 3.85%
Bank of New York Mellon Corp. (The)	24,791	960,155
BlackRock Inc.[a]	1,713	562,412
Charles Schwab Corp. (The)	20,406	599,732
Franklin Resources Inc.	1,578	86,175
Goldman Sachs Group Inc. (The)	9,722	1,784,668
Morgan Stanley	33,344	1,152,702
State Street Corp.	9,357	688,769

		5,834,613

CHEMICALS — 1.21%
Air Products and Chemicals Inc.	4,615	600,780
Dow Chemical Co. (The)	21,988	1,153,051
E.I. du Pont de Nemours and Co.	1,108	79,510

		1,833,341
COMMERCIAL BANKS — 13.73%
Bank of America Corp.	228,604	3,897,698
BB&T Corp.	15,616	581,071
Citigroup Inc.	66,040	3,422,193
J.P. Morgan Chase & Co.	82,277	4,956,367

Security	Shares	Value

PNC Financial Services Group Inc. (The)[a]	11,612	$993,755
U.S. Bancorp	37,345	1,562,141
Wells Fargo & Co.	103,819	5,385,092

		20,798,317
COMMERCIAL SERVICES & SUPPLIES — 0.29%
Waste Management Inc.	9,075	431,335

		431,335
COMMUNICATIONS EQUIPMENT — 1.85%
Cisco Systems Inc.	111,364	2,803,032

		2,803,032
COMPUTERS & PERIPHERALS — 1.74%
EMC Corp.	40,101	1,173,355
Hewlett-Packard Co.	41,199	1,461,329

		2,634,684
CONSUMER FINANCE — 1.10%
Capital One Financial Corp.	12,426	1,014,210
Discover Financial Services	10,137	652,721

		1,666,931
DIVERSIFIED FINANCIAL SERVICES — 4.00%
Berkshire Hathaway Inc. Class Bb	39,788	5,496,315
CME Group Inc.	6,927	553,848

		6,050,163
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.94%
AT&T Inc.	112,839	3,976,446
CenturyLink Inc.	11,692	478,086

		4,454,532
ELECTRIC UTILITIES — 2.69%
American Electric Power Co. Inc.	10,611	554,000
Duke Energy Corp.	15,375	1,149,589
Exelon Corp.	18,668	636,392
NextEra Energy Inc.	9,481	890,076
Southern Co. (The)	19,380	845,937

		4,075,994
ELECTRICAL EQUIPMENT — 0.59%
Eaton Corp. PLC	10,363	656,703
Emerson Electric Co.	3,873	242,373

		899,076
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.28%
Corning Inc.	21,847	422,521

		422,521

22	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 VALUE ETF

September 30, 2014

Security	Shares	Value

ENERGY EQUIPMENT & SERVICES — 0.80%
Baker Hughes Inc.	8,691	$565,436
National Oilwell Varco Inc.	8,535	649,514

		1,214,950
FOOD & STAPLES RETAILING — 3.16%
Costco Wholesale Corp.	555	69,553
CVS Health Corp.	21,809	1,735,778
Sysco Corp.	7,943	301,437
Wal-Mart Stores Inc.	31,103	2,378,446
Walgreen Co.	5,145	304,944

		4,790,158
FOOD PRODUCTS — 1.29%
Archer-Daniels-Midland Co.	12,834	655,817
Kellogg Co.	498	30,677
Mondelez International Inc. Class A	36,772	1,259,993

		1,946,487
HEALTH CARE EQUIPMENT & SUPPLIES — 2.50%
Abbott Laboratories	32,651	1,357,955
Covidien PLC	9,802	847,971
Medtronic Inc.	21,718	1,345,430
Stryker Corp.	2,944	237,728

		3,789,084
HEALTH CARE PROVIDERS & SERVICES — 2.09%
Aetna Inc.	5,452	441,612
Express Scripts Holding Co.[b]	2,249	158,847
UnitedHealth Group Inc.	21,302	1,837,297
WellPoint Inc.	6,080	727,290

		3,165,046
HOTELS, RESTAURANTS & LEISURE — 0.25%
Carnival Corp.	9,237	371,050

		371,050
HOUSEHOLD PRODUCTS — 3.26%
Colgate-Palmolive Co.	2,104	137,223
Kimberly-Clark Corp.	1,395	150,060
Procter & Gamble Co. (The)	55,473	4,645,309

		4,932,592
INDUSTRIAL CONGLOMERATES — 4.19%
Danaher Corp.	10,105	767,778
General Electric Co.	217,998	5,585,109

		6,352,887
INSURANCE — 4.62%
ACE Ltd.	7,341	769,850
Aflac Inc.	9,873	575,102

Security	Shares	Value

Allstate Corp. (The)	9,435	$579,026
American International Group Inc.	31,449	1,698,875
Chubb Corp. (The)	5,315	484,090
Marsh & McLennan Companies Inc.	3,894	203,812
MetLife Inc.	20,340	1,092,665
Prudential Financial Inc.	10,001	879,488
Travelers Companies Inc. (The)	7,554	709,623

		6,992,531
INTERNET SOFTWARE & SERVICES — 0.59%
Yahoo! Inc.[b]	21,888	891,936

		891,936
LIFE SCIENCES TOOLS & SERVICES — 0.42%
Thermo Fisher Scientific Inc.	5,178	630,163

		630,163
MACHINERY — 1.03%
Caterpillar Inc.	10,694	1,059,027
Deere & Co.	6,169	505,796

		1,564,823
MEDIA — 1.95%
CBS Corp. Class B NVS	1,071	57,298
Comcast Corp. Class A	4,787	257,445
Thomson Reuters Corp.	7,725	281,267
Time Warner Inc.	19,176	1,442,227
Twenty-First Century Fox Inc. Class A	10,888	373,350
Walt Disney Co. (The)	6,099	542,994

		2,954,581
METALS & MINING — 0.49%
Freeport-McMoRan Inc.	22,581	737,270

		737,270
MULTI-UTILITIES — 0.84%
Dominion Resources Inc.	11,873	820,306
PG&E Corp.	10,104	455,084

		1,275,390
MULTILINE RETAIL — 0.51%
Target Corp.	12,385	776,292

		776,292
OIL, GAS & CONSUMABLE FUELS — 15.21%
Anadarko Petroleum Corp.	10,178	1,032,456
Apache Corp.	8,385	787,100
Chevron Corp.	41,384	4,937,939
ConocoPhillips	26,690	2,042,319
Devon Energy Corp.	8,866	604,484
Exxon Mobil Corp.	93,357	8,780,226

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 VALUE ETF

September 30, 2014

Security	Shares	Value

Hess Corp.	6,041	$569,787
Kinder Morgan Inc.	10,333	396,167
Marathon Oil Corp.	14,698	552,498
Marathon Petroleum Corp.	1,405	118,961
Occidental Petroleum Corp.	17,079	1,642,146
Phillips 66	7,258	590,148
Spectra Energy Corp.	14,579	572,371
Valero Energy Corp.	8,828	408,472

		23,035,074
PHARMACEUTICALS — 10.19%
Bristol-Myers Squibb Co.	23,165	1,185,585
Eli Lilly and Co.	21,388	1,387,012
Johnson & Johnson	51,847	5,526,372
Merck & Co. Inc.	54,636	3,238,822
Pfizer Inc.	138,669	4,100,442

		15,438,233
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.53%
Equity Residential	7,845	483,095
Public Storage	240	39,802
Simon Property Group Inc.	1,720	282,802

		805,699
ROAD & RAIL — 0.85%
CSX Corp.	21,835	700,030
Norfolk Southern Corp.	5,305	592,038

		1,292,068
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.34%
Intel Corp.	99,020	3,447,876
Micron Technology Inc.[b]	2,860	97,984

		3,545,860
SOFTWARE — 1.94%
Microsoft Corp.	63,391	2,938,807

		2,938,807
TOBACCO — 0.91%
Altria Group Inc.	2,322	106,673
Philip Morris International Inc.	14,122	1,177,775
Reynolds American Inc.	1,644	96,996

		1,381,444
WIRELESS TELECOMMUNICATION SERVICES — 0.18%
Sprint Corp.[b,c]	15,840	100,426
T-Mobile US Inc.[b]	5,782	166,926

		267,352

TOTAL COMMON STOCKS
(Cost: $146,952,545)		151,183,532

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.13%

MONEY MARKET FUNDS — 0.13%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[a,d,e]	92,855	$92,855
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[a,d,e]	5,757	5,757
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a,d]	94,310	94,310

		192,922

TOTAL SHORT-TERM INVESTMENTS
(Cost: $192,922)		192,922

TOTAL INVESTMENTS IN SECURITIES — 99.95%
(Cost: $147,145,467)		151,376,454
Other Assets, Less Liabilities — 0.05%		73,227

NET ASSETS — 100.00%		$151,449,681

NVS  —  Non-Voting Shares

[a]	Affiliated issuer. See Note 2.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

24	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 ETF

September 30, 2014

Security	Shares	Value	% of Net Assets

COMMON STOCKS

AEROSPACE & DEFENSE
Boeing Co. (The)	356,833	$45,453,388	0.46%
United Technologies Corp.	448,588	47,370,893	0.48
Other securities[a]		161,273,676	1.63

		254,097,957	2.57
AIR FREIGHT & LOGISTICS
Other securities[a]		66,146,951	0.67

		66,146,951	0.67
AIRLINES
Other securities[a]		54,627,312	0.55

		54,627,312	0.55
AUTO COMPONENTS
Other securities[a]		36,201,031	0.37

		36,201,031	0.37
AUTOMOBILES
Other securities[a]		71,810,838	0.73

		71,810,838	0.73
BEVERAGES
Coca-Cola Co. (The)	1,943,003	82,888,508	0.84
PepsiCo Inc.	741,874	69,061,051	0.70
Other securities[a]		36,751,643	0.37

		188,701,202	1.91
BIOTECHNOLOGY
Amgen Inc.	370,442	52,032,283	0.53
Biogen Idec Inc.[b]	116,075	38,398,771	0.39
Gilead Sciences Inc.[b]	751,495	79,996,643	0.81
Other securities[a]		111,690,141	1.12

		282,117,838	2.85
BUILDING PRODUCTS
Other securities[a]		17,728,051	0.18

		17,728,051	0.18
CAPITAL MARKETS
BlackRock Inc.[c]	62,384	20,481,915	0.21
Goldman Sachs Group Inc. (The)	218,824	40,169,522	0.41
Other securities[a]		161,959,677	1.63

		222,611,114	2.25
CHEMICALS
Other securities[a]		260,158,694	2.63

		260,158,694	2.63

Security	Shares	Value	% of Net Assets

COMMERCIAL BANKS
Bank of America Corp.	5,145,880	$87,737,254	0.89%
Citigroup Inc.	1,486,545	77,032,762	0.78
J.P. Morgan Chase & Co.	1,852,091	111,569,962	1.13
PNC Financial Services Group Inc. (The)[c]	261,345	22,365,905	0.23
Wells Fargo & Co.	2,336,997	121,220,034	1.23
Other securities[a]		134,621,415	1.35

		554,547,332	5.61
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		54,346,399	0.55

		54,346,399	0.55
COMMUNICATIONS EQUIPMENT
Cisco Systems Inc.	2,506,763	63,095,225	0.64
QUALCOMM Inc.	825,953	61,756,506	0.62
Other securities[a]		31,652,257	0.32

		156,503,988	1.58
COMPUTERS & PERIPHERALS
Apple Inc.	2,950,726	297,285,644	3.01
Other securities[a]		101,177,983	1.02

		398,463,627	4.03
CONSTRUCTION & ENGINEERING
Other securities[a]		21,472,275	0.22

		21,472,275	0.22
CONSTRUCTION MATERIALS
Other securities[a]		10,282,646	0.10

		10,282,646	0.10
CONSUMER FINANCE
American Express Co.	443,893	38,858,393	0.39
Other securities[a]		48,306,354	0.49

		87,164,747	0.88
CONTAINERS & PACKAGING
Other securities[a]		32,459,177	0.33

		32,459,177	0.33
DISTRIBUTORS
Other securities[a]		10,549,205	0.11

		10,549,205	0.11
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		10,549,567	0.11

		10,549,567	0.11

SCHEDULES OF INVESTMENTS	25

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

September 30, 2014

Security	Shares	Value	% of Net Assets

DIVERSIFIED FINANCIAL SERVICES
Berkshire Hathaway Inc. Class Bb	895,635	$123,723,019	1.25%
Other securities[a]		59,140,634	0.60

		182,863,653	1.85
DIVERSIFIED TELECOMMUNICATION SERVICES
AT&T Inc.	2,540,004	89,509,741	0.91
Verizon Communications Inc.	2,026,493	101,304,385	1.02
Other securities[a]		24,649,446	0.25

		215,463,572	2.18
ELECTRIC UTILITIES
Other securities[a]		157,182,313	1.59

		157,182,313	1.59
ELECTRICAL EQUIPMENT
Other securities[a]		59,902,201	0.61

		59,902,201	0.61
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		45,753,342	0.46

		45,753,342	0.46
ENERGY EQUIPMENT & SERVICES
Schlumberger Ltd.	636,423	64,717,855	0.65
Other securities[a]		104,429,120	1.06

		169,146,975	1.71
FOOD & STAPLES RETAILING
CVS Health Corp.	572,148	45,537,259	0.46
Wal-Mart Stores Inc.	779,630	59,618,306	0.60
Other securities[a]		92,868,500	0.94

		198,024,065	2.00
FOOD PRODUCTS
Other securities[a]		156,073,309	1.58

		156,073,309	1.58
GAS UTILITIES
Other securities[a]		13,026,493	0.13

		13,026,493	0.13
HEALTH CARE EQUIPMENT & SUPPLIES
Other securities[a]		199,860,632	2.02

		199,860,632	2.02
HEALTH CARE PROVIDERS & SERVICES
UnitedHealth Group Inc.	479,483	41,355,409	0.42

Security	Shares	Value	% of Net Assets

Other securities[a]		$187,240,707	1.89%

		228,596,116	2.31
HEALTH CARE TECHNOLOGY
Other securities[a]		13,809,362	0.14

		13,809,362	0.14
HOTELS, RESTAURANTS & LEISURE
McDonald’s Corp.	483,670	45,856,753	0.46
Other securities[a]		136,137,904	1.38

		181,994,657	1.84
HOUSEHOLD DURABLES
Other securities[a]		46,373,616	0.47

		46,373,616	0.47
HOUSEHOLD PRODUCTS
Procter & Gamble Co. (The)	1,324,184	110,887,168	1.12
Other securities[a]		64,455,860	0.65

		175,343,028	1.77
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
Other securities[a]		14,597,944	0.15

		14,597,944	0.15
INDUSTRIAL CONGLOMERATES
3M Co.	320,162	45,360,552	0.46
General Electric Co.	4,907,196	125,722,362	1.27
Other securities[a]		32,288,037	0.33

		203,370,951	2.06
INSURANCE
American International Group Inc.	707,882	38,239,786	0.39
Other securities[a]		261,507,233	2.64

		299,747,019	3.03
INTERNET & CATALOG RETAIL
Amazon.com Inc.[b]	183,838	59,276,725	0.60
Other securities[a]		64,735,400	0.65

		124,012,125	1.25
INTERNET SOFTWARE & SERVICES
Facebook Inc. Class Ab	966,220	76,370,029	0.77
Google Inc. Class Ab	137,349	80,817,525	0.82
Google Inc. Class Cb,d	138,975	80,238,606	0.81
Other securities[a]		106,278,910	1.08

		343,705,070	3.48

26	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

September 30, 2014

Security	Shares	Value	% of Net Assets

IT SERVICES
International Business Machines Corp.	462,907	$87,873,636	0.89%
Visa Inc. Class A	245,367	52,353,957	0.53
Other securities[a]		175,418,810	1.77

		315,646,403	3.19
LEISURE EQUIPMENT & PRODUCTS
Other securities[a]		13,068,842	0.13

		13,068,842	0.13
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		66,061,330	0.67

		66,061,330	0.67
MACHINERY
Other securities[a]		184,813,580	1.87

		184,813,580	1.87
MARINE
Other securities[a]		3,261,145	0.03

		3,261,145	0.03
MEDIA
Comcast Corp. Class A	1,267,592	68,171,098	0.69
Walt Disney Co. (The)	847,479	75,451,055	0.76
Other securities[a]		215,255,326	2.18

		358,877,479	3.63
METALS & MINING
Other securities[a]		59,176,338	0.60

		59,176,338	0.60
MULTI-UTILITIES
Other securities[a]		106,353,381	1.08

		106,353,381	1.08
MULTILINE RETAIL
Other securities[a]		63,542,849	0.64

		63,542,849	0.64
OIL, GAS & CONSUMABLE FUELS
Chevron Corp.	931,576	111,155,648	1.12
ConocoPhillips	600,765	45,970,538	0.47
Exxon Mobil Corp.	2,101,520	197,647,956	2.00
Other securities[a]		385,058,517	3.90

		739,832,659	7.49
PAPER & FOREST PRODUCTS
Other securities[a]		11,404,463	0.12

		11,404,463	0.12

Security	Shares	Value	% of Net Assets

PERSONAL PRODUCTS
Other securities[a]		$14,522,023	0.15%

		14,522,023	0.15
PHARMACEUTICALS
AbbVie Inc.	778,085	44,942,190	0.45
Bristol-Myers Squibb Co.	810,917	41,502,732	0.42
Johnson & Johnson	1,384,464	147,570,018	1.49
Merck & Co. Inc.	1,430,078	84,775,024	0.86
Pfizer Inc.	3,121,464	92,301,690	0.93
Other securities[a]		138,200,499	1.41

		549,292,153	5.56
PROFESSIONAL SERVICES
Other securities[a]		31,122,740	0.32

		31,122,740	0.32
REAL ESTATE INVESTMENT TRUSTS (REITS)
Other securities[a]		300,651,927	3.04

		300,651,927	3.04
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		13,990,819	0.14

		13,990,819	0.14
ROAD & RAIL
Union Pacific Corp.	443,251	48,057,273	0.49
Other securities[a]		61,771,556	0.62

		109,828,829	1.11
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Intel Corp.	2,436,002	84,821,590	0.86
Other securities[a]		150,915,901	1.53

		235,737,491	2.39
SOFTWARE
Microsoft Corp.	4,042,358	187,403,717	1.90
Oracle Corp.	1,607,257	61,525,798	0.62
Other securities[a]		135,001,738	1.36

		383,931,253	3.88
SPECIALTY RETAIL
Home Depot Inc. (The)	669,241	61,396,169	0.62
Other securities[a]		159,028,842	1.61

		220,425,011	2.23
TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		81,757,750	0.83

		81,757,750	0.83

SCHEDULES OF INVESTMENTS	27

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

September 30, 2014

Security	Shares	Value	% of Net Assets

THRIFTS & MORTGAGE FINANCE
Other securities[a]		$10,450,310	0.11%

		10,450,310	0.11
TOBACCO
Altria Group Inc.	972,043	44,655,655	0.45
Philip Morris International Inc.	769,689	64,192,063	0.65
Other securities[a]		19,494,513	0.20

		128,342,231	1.30
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		29,781,786	0.30

		29,781,786	0.30
WATER UTILITIES
Other securities[a]		6,233,345	0.06

		6,233,345	0.06
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		14,265,096	0.14

		14,265,096	0.14

TOTAL COMMON STOCKS
(Cost: $7,877,783,814)		9,871,757,627	99.87

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,e,f]	170,243,431	170,243,431	1.72
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,e,f]	10,555,220	10,555,220	0.11
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,e]	7,129,602	7,129,602	0.07

		187,928,253	1.90

TOTAL SHORT-TERM INVESTMENTS
(Cost: $187,928,253)		187,928,253	1.90

TOTAL INVESTMENTS IN SECURITIES
(Cost: $8,065,712,067)		10,059,685,880	101.77
Other Assets, Less Liabilities		(174,983,986)	(1.77)

NET ASSETS		$9,884,701,894	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2014. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	All or a portion of this security represents a security on loan. See Note 1.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Financial futures contracts purchased as of September 30, 2014 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
104	E-mini S&P 500 (Dec. 2014)	Chicago Mercantile	$10,220,600	$(85,231)

8	E-mini S&P MidCap 400 (Dec. 2014)	Chicago Mercantile	1,092,320	(47,336)

	Net Unrealized Depreciation			$(132,567)

See notes to financial statements.

28	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 GROWTH ETF

September 30, 2014

Security	Shares	Value	% of Net Assets

COMMON STOCKS

AEROSPACE & DEFENSE
Boeing Co. (The)	1,773,941	$225,964,604	0.91%
Honeywell International Inc.	1,905,055	177,398,722	0.71
Lockheed Martin Corp.	659,203	120,489,124	0.48
Other securities[a]		210,176,498	0.84

		734,028,948	2.94
AIR FREIGHT & LOGISTICS
United Parcel Service Inc. Class B	1,721,933	169,248,794	0.68
Other securities[a]		93,363,923	0.37

		262,612,717	1.05
AIRLINES
Other securities[a]		191,572,007	0.77

		191,572,007	0.77
AUTO COMPONENTS
Other securities[a]		82,715,472	0.33

		82,715,472	0.33
AUTOMOBILES
Other securities[a]		92,802,887	0.37

		92,802,887	0.37
BEVERAGES
Coca-Cola Co. (The)	9,658,869	412,047,351	1.65
PepsiCo Inc.	3,687,990	343,314,989	1.38
Other securities[a]		155,267,442	0.62

		910,629,782	3.65
BIOTECHNOLOGY
Amgen Inc.	1,745,800	245,215,068	0.98
Biogen Idec Inc.[b]	577,024	190,885,309	0.77
Celgene Corp.[b]	1,948,148	184,645,467	0.74
Gilead Sciences Inc.[b,c]	3,735,739	397,669,417	1.60
Other securities[a]		364,852,150	1.46

		1,383,267,411	5.55
BUILDING PRODUCTS
Other securities[a]		64,458,963	0.26

		64,458,963	0.26

Security	Shares	Value	% of Net Assets

CAPITAL MARKETS
BlackRock Inc.[d]	118,483	$38,900,338	0.16%
Other securities[a]		251,832,282	1.01

		290,732,620	1.17
CHEMICALS
E.I. du Pont de Nemours and Co.	2,108,926	151,336,530	0.61
LyondellBasell Industries NV Class A	1,072,614	116,550,237	0.47
Monsanto Co.	1,275,127	143,464,539	0.58
Other securities[a]		495,303,373	1.98

		906,654,679	3.64
COMMERCIAL BANKS
Other securities[a]		13,916,044	0.06

		13,916,044	0.06
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		140,597,424	0.56

		140,597,424	0.56
COMMUNICATIONS EQUIPMENT
QUALCOMM Inc.	4,105,974	307,003,676	1.23
Other securities[a]		73,652,458	0.30

		380,656,134	1.53
COMPUTERS & PERIPHERALS
Apple Inc.	14,667,814	1,477,782,261	5.93
Other securities[a]		80,106,920	0.32

		1,557,889,181	6.25
CONSTRUCTION & ENGINEERING
Other securities[a]		41,929,762	0.17

		41,929,762	0.17
CONSTRUCTION MATERIALS
Other securities[a]		31,800,891	0.13

		31,800,891	0.13
CONSUMER FINANCE
American Express Co.	2,206,749	193,178,808	0.77
Other securities[a]		22,438,844	0.09

		215,617,652	0.86
CONTAINERS & PACKAGING
Other securities[a]		87,208,756	0.35

		87,208,756	0.35

SCHEDULES OF INVESTMENTS	29

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

September 30, 2014

Security	Shares	Value	% of Net Assets

DISTRIBUTORS
Other securities[a]		$50,229,286	0.20%

		50,229,286	0.20
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		30,845,634	0.12

		30,845,634	0.12
DIVERSIFIED FINANCIAL SERVICES
Other securities[a]		143,168,894	0.57

		143,168,894	0.57
DIVERSIFIED TELECOMMUNICATION SERVICES
Verizon Communications Inc.	10,073,840	503,591,261	2.02
Other securities[a]		51,044,486	0.20

		554,635,747	2.22
ELECTRIC UTILITIES
Other securities[a]		12,915,234	0.05

		12,915,234	0.05
ELECTRICAL EQUIPMENT
Other securities[a]		168,107,333	0.67

		168,107,333	0.67
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		110,602,493	0.44

		110,602,493	0.44
ENERGY EQUIPMENT & SERVICES
Halliburton Co.	2,054,439	132,531,860	0.53
Schlumberger Ltd.	3,163,747	321,721,432	1.29
Other securities[a]		142,667,022	0.57

		596,920,314	2.39
FOOD & STAPLES RETAILING
Costco Wholesale Corp.	1,008,013	126,324,189	0.51
Other securities[a]		280,034,151	1.12

		406,358,340	1.63
FOOD PRODUCTS
Other securities[a]		415,903,481	1.67

		415,903,481	1.67
HEALTH CARE EQUIPMENT & SUPPLIES
Other securities[a]		403,244,461	1.62

		403,244,461	1.62

Security	Shares	Value	% of Net Assets

HEALTH CARE PROVIDERS & SERVICES
Other securities[a]		$430,573,763	1.73%

		430,573,763	1.73
HEALTH CARE TECHNOLOGY
Other securities[a]		64,867,300	0.26

		64,867,300	0.26
HOTELS, RESTAURANTS & LEISURE
McDonald’s Corp.	2,404,463	227,967,137	0.91
Starbucks Corp.	1,831,313	138,190,879	0.55
Other securities[a]		381,857,285	1.54

		748,015,301	3.00
HOUSEHOLD DURABLES
Other securities[a]		78,032,073	0.31

		78,032,073	0.31
HOUSEHOLD PRODUCTS
Colgate-Palmolive Co.	1,990,788	129,839,193	0.52
Other securities[a]		165,922,408	0.67

		295,761,601	1.19
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
Other securities[a]		3,177,618	0.01

		3,177,618	0.01
INDUSTRIAL CONGLOMERATES
3M Co.	1,591,626	225,501,572	0.90
Other securities[a]		42,482,813	0.18

		267,984,385	1.08
INSURANCE
Other securities[a]		122,633,858	0.49

		122,633,858	0.49
INTERNET & CATALOG RETAIL
Amazon.com Inc.[b]	913,918	294,683,720	1.18
Priceline Group Inc. (The)[b]	125,477	145,375,143	0.58
Other securities[a]		158,603,812	0.64

		598,662,675	2.40
INTERNET SOFTWARE & SERVICES
eBay Inc.[b]	3,083,011	174,590,913	0.70
Facebook Inc. Class Ab	4,803,205	379,645,323	1.52
Google Inc. Class Ab,c	682,812	401,773,409	1.61
Google Inc. Class Cb,c	690,887	398,890,518	1.60
Other securities[a]		238,169,984	0.96

		1,593,070,147	6.39

30	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

September 30, 2014

Security	Shares	Value	% of Net Assets

IT SERVICES
Accenture PLC Class A	1,538,849	$125,139,201	0.50%
International Business Machines Corp.	2,301,160	436,829,203	1.75
MasterCard Inc. Class A	2,445,626	180,780,674	0.73
Visa Inc. Class A	1,219,807	260,270,219	1.04
Other securities[a]		427,024,466	1.72

		1,430,043,763	5.74
LEISURE EQUIPMENT & PRODUCTS
Other securities[a]		46,248,928	0.19

		46,248,928	0.19
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		176,758,759	0.71

		176,758,759	0.71
MACHINERY
Other securities[a]		492,970,037	1.98

		492,970,037	1.98
MARINE
Other securities[a]		16,315,979	0.07

		16,315,979	0.07
MEDIA
Comcast Corp. Class A	5,765,735	310,081,228	1.24
Twenty-First Century Fox Inc. Class A	3,414,170	117,071,889	0.47
Walt Disney Co. (The)	3,530,441	314,315,162	1.26
Other securities[a]		596,275,249	2.40

		1,337,743,528	5.37
METALS & MINING
Other securities[a]		18,712,074	0.08

		18,712,074	0.08
MULTI-UTILITIES
Other securities[a]		5,971,311	0.02

		5,971,311	0.02
MULTILINE RETAIL
Other securities[a]		162,032,330	0.65

		162,032,330	0.65

Security	Shares	Value	% of Net Assets

OIL, GAS & CONSUMABLE FUELS
EOG Resources Inc.	1,329,463	$131,643,426	0.53%
Other securities[a]		683,066,966	2.74

		814,710,392	3.27
PAPER & FOREST PRODUCTS
Other securities[a]		7,966,455	0.03

		7,966,455	0.03
PERSONAL PRODUCTS
Other securities[a]		63,782,039	0.26

		63,782,039	0.26
PHARMACEUTICALS
AbbVie Inc.	3,868,058	223,419,030	0.90
Actavis PLC[b]	617,761	149,053,374	0.60
Allergan Inc.	723,859	128,984,435	0.52
Johnson & Johnson	1,080,520	115,172,627	0.46
Other securities[a]		320,672,100	1.28

		937,301,566	3.76
PROFESSIONAL SERVICES
Other securities[a]		100,178,627	0.40

		100,178,627	0.40
REAL ESTATE INVESTMENT TRUSTS (REITS)
Other securities[a]		440,717,271	1.77

		440,717,271	1.77
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		36,530,240	0.15

		36,530,240	0.15
ROAD & RAIL
Union Pacific Corp.	2,203,541	238,907,915	0.96
Other securities[a]		128,210,772	0.51

		367,118,687	1.47
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Texas Instruments Inc.	2,625,707	125,219,967	0.50
Other securities[a]		435,152,812	1.75

		560,372,779	2.25
SOFTWARE
Microsoft Corp.	13,001,086	602,730,347	2.42
Oracle Corp.	7,989,993	305,856,932	1.23
Other securities[a]		535,809,944	2.14

		1,444,397,223	5.79

SCHEDULES OF INVESTMENTS	31

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

September 30, 2014

Security	Shares	Value	% of Net Assets

SPECIALTY RETAIL
Home Depot Inc. (The)	3,326,910	$305,210,724	1.22%
Lowe’s Companies Inc.	2,478,347	131,154,123	0.53
Other securities[a]		488,021,173	1.96

		924,386,020	3.71
TEXTILES, APPAREL & LUXURY GOODS
Nike Inc. Class B	1,699,196	151,568,283	0.61
Other securities[a]		245,893,242	0.98

		397,461,525	1.59
THRIFTS & MORTGAGE FINANCE
Other securities[a]		8,407,450	0.03

		8,407,450	0.03
TOBACCO
Altria Group Inc.	4,571,404	210,010,300	0.84
Philip Morris International Inc.	2,246,013	187,317,484	0.75
Other securities[a]		86,296,663	0.35

		483,624,447	1.94
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		115,107,152	0.46

		115,107,152	0.46
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		34,752,844	0.14

		34,752,844	0.14

TOTAL COMMON STOCKS
(Cost: $18,126,758,481)		24,908,412,694	99.91

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[d,e,f]	599,513,366	599,513,366	2.41
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[d,e,f]	37,170,279	37,170,279	0.15
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	20,323,725	20,323,725	0.08

		657,007,370	2.64

TOTAL SHORT-TERM INVESTMENTS
(Cost: $657,007,370)		657,007,370	2.64

	Value	% of Net Assets

TOTAL INVESTMENTS IN SECURITIES
(Cost: $18,783,765,851)	$25,565,420,064	102.55%
Other Assets, Less Liabilities	(634,951,991)	(2.55)

NET ASSETS	$24,930,468,073	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2014. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

32	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 VALUE ETF

September 30, 2014

Security	Shares	Value	% of Net Assets

COMMON STOCKS

AEROSPACE & DEFENSE
General Dynamics Corp.	721,301	$91,670,144	0.39%
United Technologies Corp.	1,919,996	202,751,577	0.86
Other securities[a]		218,625,450	0.94

		513,047,171	2.19
AIR FREIGHT & LOGISTICS
Other securities[a]		64,144,085	0.27

		64,144,085	0.27
AIRLINES
Other securities[a]		77,651,924	0.33

		77,651,924	0.33
AUTO COMPONENTS
Other securities[a]		94,168,899	0.40

		94,168,899	0.40
AUTOMOBILES
Ford Motor Co.	9,159,337	135,466,594	0.58
General Motors Co.	3,782,486	120,812,603	0.51

		256,279,197	1.09
BEVERAGES
Other securities[a]		26,120,426	0.11

		26,120,426	0.11
BIOTECHNOLOGY
Other securities[a]		18,471,516	0.08

		18,471,516	0.08
BUILDING PRODUCTS
Other securities[a]		22,778,640	0.10

		22,778,640	0.10
CAPITAL MARKETS
Bank of New York Mellon Corp. (The)	2,689,665	104,170,725	0.44
BlackRock Inc.[b]	185,836	61,013,675	0.26
Goldman Sachs Group Inc. (The)	1,054,690	193,609,443	0.83
Morgan Stanley	3,617,551	125,058,738	0.53
Other securities[a]		307,289,024	1.31

		791,141,605	3.37

Security	Shares	Value	% of Net Assets

CHEMICALS
Dow Chemical Co. (The)	2,385,483	$125,094,728	0.53%
Other securities[a]		249,505,835	1.07

		374,600,563	1.60
COMMERCIAL BANKS
Bank of America Corp.	24,801,549	422,866,410	1.80
Citigroup Inc.	7,164,726	371,276,101	1.58
J.P. Morgan Chase & Co.	8,926,366	537,724,288	2.29
PNC Financial Services Group Inc. (The)[b]	1,259,788	107,812,657	0.46
U.S. Bancorp	4,051,581	169,477,633	0.72
Wells Fargo & Co.	11,263,446	584,234,944	2.49
Other securities[a]		465,975,133	1.99

		2,659,367,166	11.33
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		125,856,453	0.54

		125,856,453	0.54
COMMUNICATIONS EQUIPMENT
Cisco Systems Inc.	12,082,076	304,105,853	1.30
Other securities[a]		80,793,209	0.34

		384,899,062	1.64
COMPUTERS & PERIPHERALS
EMC Corp.	4,350,664	127,300,429	0.54
Hewlett-Packard Co.	4,469,756	158,542,245	0.68
Other securities[a]		124,254,921	0.53

		410,097,595	1.75
CONSTRUCTION & ENGINEERING
Other securities[a]		62,642,448	0.27

		62,642,448	0.27
CONSTRUCTION MATERIALS
Other securities[a]		18,583,726	0.08

		18,583,726	0.08
CONSUMER FINANCE
Capital One Financial Corp.	1,348,119	110,033,473	0.47
Other securities[a]		101,176,386	0.43

		211,209,859	0.90

SCHEDULES OF INVESTMENTS	33

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

September 30, 2014

Security	Shares	Value	% of Net Assets

CONTAINERS & PACKAGING
Other securities[a]		$71,964,747	0.31%

		71,964,747	0.31
DISTRIBUTORS
Other securities[a]		2,039,696	0.01

		2,039,696	0.01
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		21,103,150	0.09

		21,103,150	0.09
DIVERSIFIED FINANCIAL SERVICES
Berkshire Hathaway Inc. Class Bc	4,316,613	596,296,920	2.54
Other securities[a]		146,342,151	0.62

		742,639,071	3.16
DIVERSIFIED TELECOMMUNICATION SERVICES
AT&T Inc.	12,241,996	431,407,939	1.84
Other securities[a]		69,491,783	0.29

		500,899,722	2.13
ELECTRIC UTILITIES
Duke Energy Corp.	1,668,071	124,721,669	0.53
NextEra Energy Inc.	1,028,623	96,567,127	0.41
Southern Co. (The)	2,102,638	91,780,149	0.39
Other securities[a]		432,298,034	1.85

		745,366,979	3.18
ELECTRICAL EQUIPMENT
Other securities[a]		125,650,565	0.53

		125,650,565	0.53
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		113,262,699	0.48

		113,262,699	0.48
ENERGY EQUIPMENT & SERVICES
Other securities[a]		236,303,867	1.01

		236,303,867	1.01
FOOD & STAPLES RETAILING
CVS Health Corp.	2,366,104	188,318,217	0.80
Wal-Mart Stores Inc.	3,374,403	258,040,597	1.10
Other securities[a]		114,355,273	0.49

		560,714,087	2.39
FOOD PRODUCTS
Mondelez International Inc. Class A	3,989,436	136,698,025	0.58

Security	Shares	Value	% of Net Assets

Other securities[a]		$212,338,024	0.91%

		349,036,049	1.49
GAS UTILITIES
Other securities[a]		62,641,845	0.27

		62,641,845	0.27
HEALTH CARE EQUIPMENT & SUPPLIES
Abbott Laboratories	3,542,417	147,329,123	0.63
Covidien PLC	1,063,433	91,997,589	0.39
Medtronic Inc.	2,356,201	145,966,652	0.62
Other securities[a]		186,880,011	0.80

		572,173,375	2.44
HEALTH CARE PROVIDERS & SERVICES
UnitedHealth Group Inc.	2,311,054	199,328,407	0.85
Other securities[a]		484,935,217	2.06

		684,263,624	2.91
HEALTH CARE TECHNOLOGY
Other securities[a]		3,571,167	0.01

		3,571,167	0.01
HOTELS, RESTAURANTS & LEISURE
Other securities[a]		151,919,727	0.65

		151,919,727	0.65
HOUSEHOLD DURABLES
Other securities[a]		147,539,845	0.63

		147,539,845	0.63
HOUSEHOLD PRODUCTS
Procter & Gamble Co. (The)	6,018,315	503,973,698	2.15
Other securities[a]		54,195,113	0.23

		558,168,811	2.38
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
Other securities[a]		67,101,421	0.28

		67,101,421	0.28
INDUSTRIAL CONGLOMERATES
General Electric Co.	23,650,784	605,933,086	2.58
Other securities[a]		114,269,350	0.49

		720,202,436	3.07
INSURANCE
American International Group Inc.	3,412,003	184,316,402	0.79
MetLife Inc.	2,206,774	118,547,899	0.51

34	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

September 30, 2014

Security	Shares	Value	% of Net Assets

Prudential Financial Inc.	1,084,999	$95,414,812	0.41%
Other securities[a]		927,121,845	3.94

		1,325,400,958	5.65
INTERNET & CATALOG RETAIL
Other securities[a]		17,101,048	0.07

		17,101,048	0.07
INTERNET SOFTWARE & SERVICES
Yahoo! Inc.[c]	2,374,650	96,766,987	0.41
Other securities[a]		15,320,110	0.07

		112,087,097	0.48
IT SERVICES
Other securities[a]		134,619,041	0.57

		134,619,041	0.57
LEISURE EQUIPMENT & PRODUCTS
Other securities[a]		18,011,403	0.08

		18,011,403	0.08
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		147,069,477	0.63

		147,069,477	0.63
MACHINERY
Caterpillar Inc.	1,160,174	114,892,031	0.49
Other securities[a]		297,934,019	1.27

		412,826,050	1.76
MEDIA
Time Warner Inc.	2,080,485	156,473,277	0.67
Other securities[a]		275,774,991	1.17

		432,248,268	1.84
METALS & MINING
Other securities[a]		267,068,623	1.14

		267,068,623	1.14
MULTI-UTILITIES
Other securities[a]		506,820,821	2.16

		506,820,821	2.16
MULTILINE RETAIL
Other securities[a]		149,433,781	0.64

		149,433,781	0.64
OIL, GAS & CONSUMABLE FUELS
Anadarko Petroleum Corp.	1,104,250	112,015,120	0.48
Chevron Corp.	4,489,851	535,729,021	2.28
ConocoPhillips	2,895,602	221,571,465	0.94

Security	Shares	Value	% of Net Assets

Exxon Mobil Corp.	10,128,394	$952,575,456	4.06%
Occidental Petroleum Corp.	1,852,915	178,157,777	0.76
Other securities[a]		775,898,336	3.31

		2,775,947,175	11.83
PAPER & FOREST PRODUCTS
Other securities[a]		47,375,213	0.20

		47,375,213	0.20
PERSONAL PRODUCTS
Other securities[a]		8,208,695	0.03

		8,208,695	0.03
PHARMACEUTICALS
Bristol-Myers Squibb Co.	2,513,210	128,626,088	0.55
Eli Lilly and Co.	2,320,395	150,477,616	0.64
Johnson & Johnson	5,624,936	599,561,928	2.56
Merck & Co. Inc.	5,927,579	351,386,883	1.50
Pfizer Inc.	15,044,421	444,863,529	1.90
Other securities[a]		63,816,123	0.26

		1,738,732,167	7.41
PROFESSIONAL SERVICES
Other securities[a]		52,482,253	0.22

		52,482,253	0.22
REAL ESTATE INVESTMENT TRUSTS (REITS)
Other securities[a]		1,020,801,431	4.35

		1,020,801,431	4.35
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		31,985,881	0.14

		31,985,881	0.14
ROAD & RAIL
Other securities[a]		173,383,530	0.74

		173,383,530	0.74
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Intel Corp.	10,742,830	374,065,340	1.59
Other securities[a]		218,742,557	0.94

		592,807,897	2.53
SOFTWARE
Microsoft Corp.	6,877,327	318,832,880	1.36
Other securities[a]		130,678,656	0.55

		449,511,536	1.91

SCHEDULES OF INVESTMENTS	35

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

September 30, 2014

Security	Shares	Value	% of Net Assets

SPECIALTY RETAIL
Other securities[a]		$165,996,749	0.71%

		165,996,749	0.71
TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		8,613,118	0.04

		8,613,118	0.04
THRIFTS & MORTGAGE FINANCE
Other securities[a]		41,948,269	0.18

		41,948,269	0.18
TOBACCO
Philip Morris International Inc.	1,532,123	127,779,058	0.54
Other securities[a]		22,111,591	0.10

		149,890,649	0.64
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		32,031,260	0.14

		32,031,260	0.14
WATER UTILITIES
Other securities[a]		30,174,080	0.13

		30,174,080	0.13
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		34,951,670	0.15

		34,951,670	0.15

TOTAL COMMON STOCKS
(Cost: $18,823,893,662)		23,425,151,358	99.84

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[b,d,e]	282,075,545	282,075,545	1.20
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[b,d,e]	17,488,896	17,488,896	0.07
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,d]	17,903,734	17,903,734	0.08

		317,468,175	1.35

TOTAL SHORT-TERM INVESTMENTS
(Cost: $317,468,175)		317,468,175	1.35

	Value	% of Net Assets

TOTAL INVESTMENTS IN SECURITIES
(Cost: $19,141,361,837)	$23,742,619,533	101.19%
Other Assets, Less Liabilities	(279,449,543)	(1.19)

NET ASSETS	$23,463,169,990	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2014. Other securities may include securities on loan and non-income earning securities.
[b]	Affiliated issuer. See Note 2.
[c]	Non-income earning security.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

36	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 ETF

September 30, 2014

Security	Shares	Value	% of Net Assets

COMMON STOCKS

AEROSPACE & DEFENSE
Curtiss-Wright Corp.	667,288	$43,987,625	0.20%
Esterline Technologies Corp.[a,b]	440,587	49,024,116	0.22
HEICO Corp.	920,894	43,005,750	0.19
Moog Inc. Class Aa,b	616,198	42,147,943	0.19
Teledyne Technologies Inc.[a]	519,542	48,842,144	0.22
Other securities[c]		163,558,850	0.72

		390,566,428	1.74
AIR FREIGHT & LOGISTICS
Other securities[c]		111,185,095	0.50

		111,185,095	0.50
AIRLINES
Other securities[c]		81,719,508	0.36

		81,719,508	0.36
AUTO COMPONENTS
Dana Holding Corp.	2,170,843	41,615,060	0.19
Tenneco Inc.[a,b]	843,076	44,101,306	0.20
Other securities[c]		166,239,677	0.73

		251,956,043	1.12
AUTOMOBILES
Other securities[c]		8,196,688	0.04

		8,196,688	0.04
BEVERAGES
Other securities[c]		35,800,628	0.16

		35,800,628	0.16
BIOTECHNOLOGY
Cepheid Inc.[a,b]	965,608	42,515,720	0.19
Isis Pharmaceuticals Inc.[a,b]	1,627,890	63,210,969	0.28
Puma Biotechnology Inc.[a,b]	321,420	76,681,169	0.34
Other securities[c]		931,083,379	4.16

		1,113,491,237	4.97
BUILDING PRODUCTS
Other securities[c]		169,607,022	0.76

		169,607,022	0.76

Security	Shares	Value	% of Net Assets

CAPITAL MARKETS
Stifel Financial Corp.[a]	906,655	$42,513,053	0.19%
Other securities[c]		308,863,722	1.38

		351,376,775	1.57
CHEMICALS
PolyOne Corp.	1,303,447	46,376,644	0.21
Other securities[c]		466,949,881	2.08

		513,326,525	2.29
COMMERCIAL BANKS
FirstMerit Corp.	2,290,082	40,305,443	0.18
Investors Bancorp Inc.	4,960,462	50,249,480	0.22
Prosperity Bancshares Inc.	965,590	55,202,780	0.25
Other securities[c]		1,548,320,579	6.91

		1,694,078,282	7.56
COMMERCIAL SERVICES & SUPPLIES
Other securities[c]		474,766,430	2.12

		474,766,430	2.12
COMMUNICATIONS EQUIPMENT
Other securities[c]		363,836,456	1.62

		363,836,456	1.62
COMPUTERS & PERIPHERALS
Other securities[c]		99,111,102	0.44

		99,111,102	0.44
CONSTRUCTION & ENGINEERING
Other securities[c]		184,406,647	0.82

		184,406,647	0.82
CONSTRUCTION MATERIALS
Other securities[c]		19,505,584	0.09

		19,505,584	0.09
CONSUMER FINANCE
Other securities[c]		158,811,306	0.71

		158,811,306	0.71
CONTAINERS & PACKAGING
Graphic Packaging Holding Co.[a,b]	4,527,266	56,273,916	0.25
Other securities[c]		42,165,762	0.19

		98,439,678	0.44

SCHEDULES OF INVESTMENTS	37

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

September 30, 2014

Security	Shares	Value	% of Net Assets

DISTRIBUTORS
Other securities[c]		$55,455,945	0.25%

		55,455,945	0.25
DIVERSIFIED CONSUMER SERVICES
Other securities[c]		231,761,503	1.03

		231,761,503	1.03
DIVERSIFIED FINANCIAL SERVICES
Other securities[c]		67,379,755	0.30

		67,379,755	0.30
DIVERSIFIED TELECOMMUNICATION SERVICES
Other securities[c]		154,626,812	0.69

		154,626,812	0.69
ELECTRIC UTILITIES
Other securities[c]		282,302,674	1.26

		282,302,674	1.26
ELECTRICAL EQUIPMENT
Other securities[c]		227,859,036	1.02

		227,859,036	1.02
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Cognex Corp.[a]	1,202,596	48,428,541	0.22
FEI Co.	585,090	44,127,488	0.20
Other securities[c]		515,013,756	2.29

		607,569,785	2.71
ENERGY EQUIPMENT & SERVICES
Other securities[c]		392,561,127	1.75

		392,561,127	1.75
FOOD & STAPLES RETAILING
United Natural Foods Inc.[a,b]	687,169	42,233,407	0.19
Other securities[c]		170,073,608	0.76

		212,307,015	0.95
FOOD PRODUCTS
Darling Ingredients Inc.[a]	2,279,339	41,757,490	0.19
TreeHouse Foods Inc.[a,b]	582,529	46,893,584	0.21
Other securities[c]		268,715,625	1.19

		357,366,699	1.59
GAS UTILITIES
Other securities[c]		228,275,264	1.02

		228,275,264	1.02

Security	Shares	Value	% of Net Assets

HEALTH CARE EQUIPMENT & SUPPLIES
DexCom Inc.[a,b]	1,037,444	$41,487,386	0.19%
Steris Corp.	818,246	44,152,554	0.20
West Pharmaceutical Services Inc.	978,761	43,809,342	0.20
Other securities[c]		572,657,270	2.54

		702,106,552	3.13
HEALTH CARE PROVIDERS & SERVICES
HealthSouth Corp.	1,220,181	45,024,679	0.20
Team Health Holdings Inc.[a,b]	972,480	56,394,115	0.25
Other securities[c]		465,977,662	2.08

		567,396,456	2.53
HEALTH CARE TECHNOLOGY
Other securities[c]		121,254,542	0.54

		121,254,542	0.54
HOTELS, RESTAURANTS & LEISURE
Vail Resorts Inc.	500,532	43,426,156	0.19
Other securities[c]		627,627,730	2.80

		671,053,886	2.99
HOUSEHOLD DURABLES
Other securities[c]		247,936,402	1.11

		247,936,402	1.11
HOUSEHOLD PRODUCTS
Other securities[c]		38,515,161	0.17

		38,515,161	0.17
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
Other securities[c]		92,377,758	0.41

		92,377,758	0.41
INDUSTRIAL CONGLOMERATES
Other securities[c]		12,354,842	0.06

		12,354,842	0.06
INSURANCE
CNO Financial Group Inc.	3,016,955	51,167,557	0.23
Other securities[c]		521,171,797	2.32

		572,339,354	2.55
INTERNET & CATALOG RETAIL
Other securities[c]		111,634,829	0.50

		111,634,829	0.50

38	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

September 30, 2014

Security	Shares	Value	% of Net Assets

INTERNET SOFTWARE & SERVICES
Other securities[c]		$586,142,942	2.62%

		586,142,942	2.62
IT SERVICES
WEX Inc.[a,b]	536,479	59,184,363	0.26
Other securities[c]		473,226,452	2.12

		532,410,815	2.38
LEISURE EQUIPMENT & PRODUCTS
Brunswick Corp.	1,284,011	54,108,224	0.24
Other securities[c]		55,947,459	0.25

		110,055,683	0.49
LIFE SCIENCES TOOLS & SERVICES
PAREXEL International Corp.[a,b]	787,691	49,695,425	0.22
Other securities[c]		63,514,373	0.29

		113,209,798	0.51
MACHINERY
CLARCOR Inc.	698,320	44,050,026	0.20
Woodward Inc.	918,328	43,730,779	0.20
Other securities[c]		633,795,000	2.82

		721,575,805	3.22
MARINE
Other securities[c]		41,381,978	0.18

		41,381,978	0.18
MEDIA
Other securities[c]		293,478,366	1.31

		293,478,366	1.31
METALS & MINING
US Silica Holdings Inc.	744,375	46,530,881	0.21
Other securities[c]		269,939,413	1.20

		316,470,294	1.41
MULTI-UTILITIES
Other securities[c]		79,638,489	0.36

		79,638,489	0.36
MULTILINE RETAIL
Other securities[c]		36,323,961	0.16

		36,323,961	0.16
OIL, GAS & CONSUMABLE FUELS
Diamondback Energy Inc.[a,b]	580,337	43,397,601	0.19

Security	Shares	Value	% of Net Assets

Kodiak Oil & Gas Corp.[a]	3,690,589	$50,081,293	0.22%
SemGroup Corp. Class A	590,085	49,136,378	0.22
Other securities[c]		722,459,896	3.23

		865,075,168	3.86
PAPER & FOREST PRODUCTS
Other securities[c]		164,050,621	0.73

		164,050,621	0.73
PERSONAL PRODUCTS
Other securities[c]		40,487,556	0.18

		40,487,556	0.18
PHARMACEUTICALS
Pacira Pharmaceuticals Inc.[a,b]	493,809	47,859,968	0.21
Other securities[c]		366,834,467	1.64

		414,694,435	1.85
PROFESSIONAL SERVICES
Other securities[c]		295,901,946	1.32

		295,901,946	1.32
REAL ESTATE INVESTMENT TRUSTS (REITS)
EPR Properties[b]	794,582	40,269,416	0.18
Highwoods Properties Inc.[b]	1,248,103	48,551,207	0.22
LaSalle Hotel Properties[b]	1,440,923	49,337,204	0.22
PennyMac Mortgage Investment Trust[b,d]	880,631	18,871,922	0.08
RLJ Lodging Trust[b]	1,812,658	51,606,373	0.23
Other securities[c]		1,730,673,808	7.72

		1,939,309,930	8.65
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[c]		122,265,734	0.55

		122,265,734	0.55
ROAD & RAIL
Other securities[c]		154,132,305	0.69

		154,132,305	0.69
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
RF Micro Devices Inc.[a,b]	3,962,863	45,731,439	0.20
TriQuint Semiconductor Inc.[a]	2,372,769	45,248,705	0.20

SCHEDULES OF INVESTMENTS	39

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

September 30, 2014

Security	Shares	Value	% of Net Assets

Other securities[c]		$769,759,081	3.44%

		860,739,225	3.84
SOFTWARE
Aspen Technology Inc.[a,b]	1,274,996	48,092,849	0.21
Guidewire Software Inc.[a,b]	940,992	41,723,585	0.19
SS&C Technologies Holdings Inc.[a,b]	943,529	41,411,488	0.18
Tyler Technologies Inc.[a,b]	457,218	40,418,071	0.18
Ultimate Software Group Inc. (The)[a,b]	392,654	55,564,467	0.25
Verint Systems Inc.[a,b]	828,381	46,066,267	0.21
Other securities[c]		679,698,958	3.03

		952,975,685	4.25
SPECIALTY RETAIL
Other securities[c]		716,671,996	3.20

		716,671,996	3.20
TEXTILES, APPAREL & LUXURY GOODS
Other securities[c]		227,356,605	1.01

		227,356,605	1.01
THRIFTS & MORTGAGE FINANCE
PennyMac Financial Services Inc. Class Aa,b,d	224,219	3,284,808	0.01
Other securities[c]		403,532,177	1.80

		406,816,985	1.81
TOBACCO
Other securities[c]		39,444,869	0.18

		39,444,869	0.18
TRADING COMPANIES & DISTRIBUTORS
Other securities[c]		202,442,118	0.90

		202,442,118	0.90
TRANSPORTATION INFRASTRUCTURE
Other securities[c]		12,650,722	0.06

		12,650,722	0.06
WATER UTILITIES
Other securities[c]		52,085,546	0.23

		52,085,546	0.23

Security	Shares	Value	% of Net Assets

WIRELESS TELECOMMUNICATION SERVICES
Other securities[c]		$20,498,252	0.09%

		20,498,252	0.09

TOTAL COMMON STOCKS
(Cost: $27,453,726,317)		22,392,904,659	99.91

WARRANTS

OIL, GAS & CONSUMABLE FUELS
Other securities[c]		3	—

		3	—

TOTAL WARRANTS
(Cost: $0)		3	—

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[d,e,f]	3,831,239,179	3,831,239,179	17.10
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[d,e,f]	237,539,707	237,539,707	1.06
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	141,139,514	141,139,514	0.63

		4,209,918,400	18.79

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,209,918,400)		4,209,918,400	18.79

TOTAL INVESTMENTS IN SECURITIES
(Cost: $31,663,644,717)		26,602,823,062	118.70
Other Assets, Less Liabilities		(4,190,451,108)	(18.70)

NET ASSETS		$22,412,371,954	100.00%

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2014. Other securities may include securities on loan and non-income earning securities.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

40	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 GROWTH ETF

September 30, 2014

Security	Shares	Value	% of Net Assets

COMMON STOCKS

AEROSPACE & DEFENSE
HEICO Corp.	468,860	$21,895,762	0.38%
Other securities[a]		37,668,698	0.66

		59,564,460	1.04
AIR FREIGHT & LOGISTICS
Other securities[a]		29,968,253	0.52

		29,968,253	0.52
AIRLINES
Other securities[a]		18,956,412	0.33

		18,956,412	0.33
AUTO COMPONENTS
Tenneco Inc.[b]	429,246	22,453,858	0.39
Other securities[a]		61,985,296	1.08

		84,439,154	1.47
AUTOMOBILES
Other securities[a]		4,168,476	0.07

		4,168,476	0.07
BEVERAGES
Other securities[a]		17,652,498	0.31

		17,652,498	0.31
BIOTECHNOLOGY
Cepheid Inc.[b,c]	491,635	21,646,689	0.38
Isis Pharmaceuticals Inc.[b,c]	828,824	32,183,236	0.56
NPS Pharmaceuticals Inc.[b,c]	698,073	18,149,898	0.32
Puma Biotechnology Inc.[b,c]	163,643	39,040,311	0.68
Other securities[a]		410,329,615	7.17

		521,349,749	9.11
BUILDING PRODUCTS
Other securities[a]		47,772,367	0.83

		47,772,367	0.83
CAPITAL MARKETS
Other securities[a]		81,139,642	1.42

		81,139,642	1.42

Security	Shares	Value	% of Net Assets

CHEMICALS
PolyOne Corp.	663,643	$23,612,418	0.41%
Other securities[a]		107,737,655	1.88

		131,350,073	2.29
COMMERCIAL BANKS
Bank of the Ozarks Inc.	561,781	17,707,337	0.31
Other securities[a]		38,498,024	0.67

		56,205,361	0.98
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		109,861,858	1.92

		109,861,858	1.92
COMMUNICATIONS EQUIPMENT
Other securities[a]		134,251,027	2.34

		134,251,027	2.34
COMPUTERS & PERIPHERALS
Other securities[a]		40,044,049	0.70

		40,044,049	0.70
CONSTRUCTION & ENGINEERING
Other securities[a]		32,459,464	0.57

		32,459,464	0.57
CONSTRUCTION MATERIALS
Other securities[a]		9,873,043	0.17

		9,873,043	0.17
CONSUMER FINANCE
Portfolio Recovery Associates Inc.[b,c]	353,021	18,438,287	0.32
Other securities[a]		27,001,426	0.47

		45,439,713	0.79
CONTAINERS & PACKAGING
Graphic Packaging Holding Co.[b]	2,304,859	28,649,398	0.50
Other securities[a]		13,468,436	0.24

		42,117,834	0.74
DISTRIBUTORS
Pool Corp.	318,172	17,155,834	0.30
Other securities[a]		932,337	0.02

		18,088,171	0.32
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		67,787,321	1.18

		67,787,321	1.18

SCHEDULES OF INVESTMENTS	41

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

September 30, 2014

Security	Shares	Value	% of Net Assets

DIVERSIFIED FINANCIAL SERVICES
Other securities[a]		$16,452,162	0.29%

		16,452,162	0.29
DIVERSIFIED TELECOMMUNICATION SERVICES
Other securities[a]		36,774,023	0.64

		36,774,023	0.64
ELECTRIC UTILITIES
Other securities[a]		19,194	0.00

		19,194	0.00
ELECTRICAL EQUIPMENT
Generac Holdings Inc.[b,c]	485,365	19,676,697	0.34
Other securities[a]		55,885,897	0.98

		75,562,594	1.32
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Belden Inc.	307,468	19,684,101	0.34
Cognex Corp.[b]	612,247	24,655,187	0.43
FEI Co.	297,947	22,471,163	0.39
Other securities[a]		100,413,225	1.76

		167,223,676	2.92
ENERGY EQUIPMENT & SERVICES
Other securities[a]		46,609,891	0.81

		46,609,891	0.81
FOOD & STAPLES RETAILING
Casey’s General Stores Inc.	271,421	19,460,886	0.34
United Natural Foods Inc.[b,c]	349,918	21,505,960	0.38
Other securities[a]		37,270,171	0.65

		78,237,017	1.37
FOOD PRODUCTS
Other securities[a]		93,872,858	1.64

		93,872,858	1.64
HEALTH CARE EQUIPMENT & SUPPLIES
DexCom Inc.[b,c]	528,265	21,125,317	0.37
Steris Corp.	416,628	22,481,247	0.39
West Pharmaceutical Services Inc.	498,302	22,303,998	0.39
Other securities[a]		201,394,732	3.52

		267,305,294	4.67

Security	Shares	Value	% of Net Assets

HEALTH CARE PROVIDERS & SERVICES
HealthSouth Corp.	472,166	$17,422,925	0.30%
Team Health Holdings Inc.[b,c]	495,144	28,713,401	0.50
Other securities[a]		125,080,196	2.19

		171,216,522	2.99
HEALTH CARE TECHNOLOGY
Other securities[a]		60,764,859	1.06

		60,764,859	1.06
HOTELS, RESTAURANTS & LEISURE
Buffalo Wild Wings Inc.[b,c]	133,302	17,898,460	0.31
Jack in the Box Inc.	282,354	19,253,719	0.34
Vail Resorts Inc.	254,866	22,112,174	0.39
Other securities[a]		177,112,061	3.09

		236,376,414	4.13
HOUSEHOLD DURABLES
Other securities[a]		41,926,059	0.73

		41,926,059	0.73
HOUSEHOLD PRODUCTS
Other securities[a]		11,908,002	0.21

		11,908,002	0.21
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
Other securities[a]		11,923,415	0.21

		11,923,415	0.21
INDUSTRIAL CONGLOMERATES
Other securities[a]		6,272,288	0.11

		6,272,288	0.11
INSURANCE
Other securities[a]		24,772,050	0.43

		24,772,050	0.43
INTERNET & CATALOG RETAIL
Other securities[a]		38,115,132	0.67

		38,115,132	0.67
INTERNET SOFTWARE & SERVICES
Other securities[a]		250,525,986	4.38

		250,525,986	4.38
IT SERVICES
Euronet Worldwide Inc.[b]	359,369	17,174,245	0.30
MAXIMUS Inc.	477,393	19,157,781	0.33

42	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

September 30, 2014

Security	Shares	Value	% of Net Assets

WEX Inc.[b,c]	273,175	$30,136,666	0.53%
Other securities[a]		133,816,442	2.34

		200,285,134	3.50
LEISURE EQUIPMENT & PRODUCTS
Other securities[a]		28,720,783	0.50

		28,720,783	0.50
LIFE SCIENCES TOOLS & SERVICES
PAREXEL International Corp.[b,c]	400,989	25,298,396	0.44
Other securities[a]		25,456,168	0.45

		50,754,564	0.89
MACHINERY
CLARCOR Inc.	335,246	21,147,318	0.37
Other securities[a]		233,356,428	4.08

		254,503,746	4.45
MARINE
Other securities[a]		2,635,258	0.05

		2,635,258	0.05
MEDIA
Other securities[a]		53,583,912	0.94

		53,583,912	0.94
METALS & MINING
US Silica Holdings Inc.	379,026	23,692,915	0.41
Other securities[a]		47,554,426	0.83

		71,247,341	1.24
MULTILINE RETAIL
Other securities[a]		12,053,425	0.21

		12,053,425	0.21
OIL, GAS & CONSUMABLE FUELS
Carrizo Oil & Gas Inc.[b]	320,822	17,266,640	0.30
Diamondback Energy Inc.[b]	295,417	22,091,283	0.39
Kodiak Oil & Gas Corp.[b,c]	1,878,987	25,497,854	0.45
SemGroup Corp. Class A	300,456	25,018,971	0.44
Other securities[a]		138,415,047	2.41

		228,289,795	3.99
PAPER & FOREST PRODUCTS
Other securities[a]		47,920,463	0.84

		47,920,463	0.84

Security	Shares	Value	% of Net Assets

PERSONAL PRODUCTS
Other securities[a]		$9,949,376	0.17%

		9,949,376	0.17
PHARMACEUTICALS
Pacira Pharmaceuticals Inc.[b,c]	251,387	24,364,428	0.43
Other securities[a]		164,291,039	2.87

		188,655,467	3.30
PROFESSIONAL SERVICES
Other securities[a]		85,340,812	1.49

		85,340,812	1.49
REAL ESTATE INVESTMENT TRUSTS (REITS)
Other securities[a]		155,040,414	2.71

		155,040,414	2.71
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		24,383,046	0.43

		24,383,046	0.43
ROAD & RAIL
Other securities[a]		55,250,349	0.96

		55,250,349	0.96
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Cavium Inc.[b,c]	372,625	18,530,641	0.32
RF Micro Devices Inc.[b,c]	2,017,531	23,282,308	0.41
Synaptics Inc.[b,c]	254,029	18,594,923	0.32
TriQuint Semiconductor Inc.[b]	1,208,010	23,036,751	0.40
Other securities[a]		186,359,968	3.26

		269,804,591	4.71
SOFTWARE
Aspen Technology Inc.[b,c]	649,142	24,485,636	0.43
Guidewire Software Inc.[b,c]	479,111	21,243,782	0.37
Manhattan Associates Inc.[b]	534,496	17,862,856	0.31
QLIK Technologies Inc.[b,c]	632,142	17,093,120	0.30
SS&C Technologies Holdings Inc.[b,c]	480,316	21,081,069	0.37

SCHEDULES OF INVESTMENTS	43

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

September 30, 2014

Security	Shares	Value	% of Net Assets

Tyler Technologies Inc.[b,c]	232,768	$20,576,691	0.36%
Ultimate Software Group Inc. (The)[b,c]	199,851	28,280,915	0.49
Verint Systems Inc.[b,c]	398,541	22,162,865	0.39
Other securities[a]		230,669,541	4.03

		403,456,475	7.05
SPECIALTY RETAIL
Restoration Hardware Holdings Inc.[b,c]	219,877	17,491,215	0.31
Other securities[a]		177,726,262	3.10

		195,217,477	3.41
TEXTILES, APPAREL & LUXURY GOODS
Wolverine World Wide Inc.	715,258	17,924,365	0.31
Other securities[a]		68,545,156	1.20

		86,469,521	1.51
THRIFTS & MORTGAGE FINANCE
Other securities[a]		28,546,738	0.50

		28,546,738	0.50
TOBACCO
Other securities[a]		7,503,755	0.13

		7,503,755	0.13
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		58,783,305	1.03

		58,783,305	1.03
TRANSPORTATION INFRASTRUCTURE
Other securities[a]		1,018,126	0.02

		1,018,126	0.02
WATER UTILITIES
Other securities[a]		2,266,949	0.04

		2,266,949	0.04
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		6,894,521	0.12

		6,894,521	0.12

TOTAL COMMON STOCKS
(Cost: $5,998,740,469)		5,716,921,704	99.87

Security	Shares	Value	% of Net Assets

WARRANTS

OIL, GAS & CONSUMABLE FUELS
Other securities[a]		$—	—%

		—	—

TOTAL WARRANTS
(Cost: $0)		—	—

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[d,e,f]	1,215,878,735	1,215,878,735	21.24
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[d,e,f]	75,385,395	75,385,395	1.32
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	52,267,499	52,267,499	0.91

		1,343,531,629	23.47

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,343,531,629)		1,343,531,629	23.47

TOTAL INVESTMENTS IN SECURITIES
(Cost: $7,342,272,098)		7,060,453,333	123.34
Other Assets, Less Liabilities		(1,336,280,300)	(23.34)

NET ASSETS		$5,724,173,033	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2014. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

44	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 VALUE ETF

September 30, 2014

Security	Shares	Value	% of Net Assets

COMMON STOCKS

AEROSPACE & DEFENSE
Curtiss-Wright Corp.	240,489	$15,853,035	0.29%
Esterline Technologies Corp.[a,b]	214,287	23,843,714	0.44
Moog Inc. Class Aa	277,479	18,979,564	0.35
Teledyne Technologies Inc.[a]	195,386	18,368,238	0.34
Other securities[c]		55,909,619	1.03

		132,954,170	2.45
AIR FREIGHT & LOGISTICS
Other securities[c]		25,361,611	0.47

		25,361,611	0.47
AIRLINES
JetBlue Airways Corp.[a,b]	1,438,162	15,273,281	0.28
Other securities[c]		6,442,379	0.12

		21,715,660	0.40
AUTO COMPONENTS
Other securities[c]		41,711,981	0.77

		41,711,981	0.77
BEVERAGES
Other securities[c]		400,137	0.01

		400,137	0.01
BIOTECHNOLOGY
Other securities[c]		42,671,397	0.79

		42,671,397	0.79
BUILDING PRODUCTS
Other securities[c]		36,766,881	0.68

		36,766,881	0.68
CAPITAL MARKETS
Stifel Financial Corp.[a]	441,031	20,679,943	0.38
Other securities[c]		72,537,456	1.34

		93,217,399	1.72
CHEMICALS
Axiall Corp.	470,944	16,864,505	0.31
Sensient Technologies Corp.	313,780	16,426,383	0.30
Other securities[c]		90,908,545	1.68

		124,199,433	2.29
COMMERCIAL BANKS
FirstMerit Corp.	1,113,739	19,601,806	0.36

Security	Shares	Value	% of Net Assets

Hancock Holding Co.	554,197	$17,762,014	0.33%
Investors Bancorp Inc.	2,125,617	21,532,500	0.40
Prosperity Bancshares Inc.	469,733	26,854,636	0.49
Umpqua Holdings Corp.	1,122,112	18,481,185	0.34
Webster Financial Corp.	608,301	17,725,891	0.33
Other securities[c]		647,895,625	11.92

		769,853,657	14.17
COMMERCIAL SERVICES & SUPPLIES
Other securities[c]		125,748,860	2.32

		125,748,860	2.32
COMMUNICATIONS EQUIPMENT
Other securities[c]		48,789,143	0.90

		48,789,143	0.90
COMPUTERS & PERIPHERALS
Other securities[c]		10,072,347	0.19

		10,072,347	0.19
CONSTRUCTION & ENGINEERING
EMCOR Group Inc.	453,166	18,108,513	0.33
Other securities[c]		40,588,940	0.75

		58,697,453	1.08
CONSTRUCTION MATERIALS
Other securities[c]		58,595	0.00

		58,595	0.00
CONSUMER FINANCE
Other securities[c]		33,896,109	0.62

		33,896,109	0.62
CONTAINERS & PACKAGING
Other securities[c]		7,621,506	0.14

		7,621,506	0.14
DISTRIBUTORS
Other securities[c]		9,695,697	0.18

		9,695,697	0.18
DIVERSIFIED CONSUMER SERVICES
Other securities[c]		47,730,278	0.88

		47,730,278	0.88
DIVERSIFIED FINANCIAL SERVICES
Other securities[c]		17,066,105	0.31

		17,066,105	0.31

SCHEDULES OF INVESTMENTS	45

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

September 30, 2014

Security	Shares	Value	% of Net Assets

DIVERSIFIED TELECOMMUNICATION SERVICES
Other securities[c]		$40,316,952	0.74%

		40,316,952	0.74
ELECTRIC UTILITIES
Cleco Corp.	406,556	19,575,672	0.36
IDACORP Inc.	338,819	18,164,087	0.33
Portland General Electric Co.	526,552	16,912,850	0.31
Other securities[c]		82,409,049	1.52

		137,061,658	2.52
ELECTRICAL EQUIPMENT
Other securities[c]		38,516,488	0.71

		38,516,488	0.71
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[c]		134,929,473	2.48

		134,929,473	2.48
ENERGY EQUIPMENT & SERVICES
Bristow Group Inc.	239,655	16,104,816	0.30
Exterran Holdings Inc.	394,483	17,479,542	0.32
Helix Energy Solutions Group Inc.[a,b]	710,776	15,679,719	0.29
Other securities[c]		96,856,617	1.78

		146,120,694	2.69
FOOD & STAPLES RETAILING
Other securities[c]		28,463,220	0.52

		28,463,220	0.52
FOOD PRODUCTS
Darling Ingredients Inc.[a]	890,022	16,305,203	0.30
Other securities[c]		67,638,508	1.25

		83,943,711	1.55
GAS UTILITIES
Piedmont Natural Gas Co.	524,921	17,600,601	0.32
Southwest Gas Corp.	313,173	15,213,944	0.28
WGL Holdings Inc.	349,535	14,722,414	0.27
Other securities[c]		63,445,046	1.17

		110,982,005	2.04

Security	Shares	Value	% of Net Assets

HEALTH CARE EQUIPMENT & SUPPLIES
Other securities[c]		$85,807,713	1.58%

		85,807,713	1.58
HEALTH CARE PROVIDERS & SERVICES
WellCare Health Plans Inc.[a]	275,141	16,602,008	0.31
Other securities[c]		96,080,077	1.76

		112,682,085	2.07
HEALTH CARE TECHNOLOGY
Other securities[c]		907,664	0.02

		907,664	0.02
HOTELS, RESTAURANTS & LEISURE
Other securities[c]		99,898,354	1.84

		99,898,354	1.84
HOUSEHOLD DURABLES
Other securities[c]		80,520,090	1.48

		80,520,090	1.48
HOUSEHOLD PRODUCTS
Other securities[c]		7,416,834	0.14

		7,416,834	0.14
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
Dynegy Inc.[a,b]	675,863	19,505,406	0.36
Other securities[c]		13,271,182	0.24

		32,776,588	0.60
INSURANCE
CNO Financial Group Inc.	1,467,502	24,888,834	0.46
First American Financial Corp.	719,604	19,515,660	0.36
Primerica Inc.	367,878	17,739,077	0.33
Other securities[c]		192,790,932	3.54

		254,934,503	4.69
INTERNET & CATALOG RETAIL
Other securities[c]		17,979,368	0.33

		17,979,368	0.33
INTERNET SOFTWARE & SERVICES
Other securities[c]		45,811,208	0.84

		45,811,208	0.84
IT SERVICES
Other securities[c]		66,967,513	1.23

		66,967,513	1.23

46	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

September 30, 2014

Security	Shares	Value	% of Net Assets

LEISURE EQUIPMENT & PRODUCTS
Other securities[c]		$26,155,865	0.48%

		26,155,865	0.48
LIFE SCIENCES TOOLS & SERVICES
Other securities[c]		6,474,656	0.12

		6,474,656	0.12
MACHINERY
Other securities[c]		107,778,025	1.98

		107,778,025	1.98
MARINE
Other securities[c]		17,548,470	0.32

		17,548,470	0.32
MEDIA
Time Inc.[a,b]	742,605	17,399,235	0.32
Other securities[c]		74,376,301	1.37

		91,775,536	1.69
METALS & MINING
Other securities[c]		85,591,067	1.58

		85,591,067	1.58
MULTI-UTILITIES
Other securities[c]		38,712,682	0.71

		38,712,682	0.71
MULTILINE RETAIL
Other securities[c]		6,190,242	0.11

		6,190,242	0.11
OIL, GAS & CONSUMABLE FUELS
Rosetta Resources Inc.[a,b]	361,204	16,095,250	0.30
Other securities[c]		185,502,049	3.41

		201,597,299	3.71
PAPER & FOREST PRODUCTS
Other securities[c]		33,997,911	0.63

		33,997,911	0.63
PERSONAL PRODUCTS
Other securities[c]		10,209,295	0.19

		10,209,295	0.19
PHARMACEUTICALS
Other securities[c]		20,872,262	0.38

		20,872,262	0.38
PROFESSIONAL SERVICES
Other securities[c]		62,369,145	1.15

		62,369,145	1.15

Security	Shares	Value	% of Net Assets

REAL ESTATE INVESTMENT TRUSTS (REITS)
Colony Financial Inc.[b]	723,018	$16,181,143	0.30%
Cousins Properties Inc.	1,481,998	17,709,876	0.33
CubeSmart[b]	971,896	17,474,690	0.32
DCT Industrial Trust Inc.	2,216,006	16,642,205	0.31
DiamondRock Hospitality Co.	1,317,902	16,710,997	0.31
EPR Properties[b]	385,317	19,527,866	0.36
GEO Group Inc. (The)[b]	488,921	18,686,561	0.34
Healthcare Realty Trust Inc.	646,782	15,315,798	0.28
Highwoods Properties Inc.[b]	607,057	23,614,517	0.43
LaSalle Hotel Properties[b]	700,962	24,000,939	0.44
Pebblebrook Hotel Trust[b]	456,689	17,052,767	0.31
PennyMac Mortgage Investment Trust[b,d]	500,253	10,720,422	0.20
RLJ Lodging Trust[b]	881,779	25,104,248	0.46
Sunstone Hotel Investors Inc.	1,383,661	19,122,195	0.35
Other securities[c]		537,170,343	9.90

		795,034,567	14.64
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[c]		34,525,844	0.64

		34,525,844	0.64
ROAD & RAIL
Other securities[c]		22,205,658	0.41

		22,205,658	0.41
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
International Rectifier Corp.[a]	480,031	18,836,416	0.35
Other securities[c]		142,213,707	2.61

		161,050,123	2.96
SOFTWARE
Compuware Corp.	1,479,442	15,696,880	0.29
Other securities[c]		62,160,281	1.14

		77,857,161	1.43

SCHEDULES OF INVESTMENTS	47

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

September 30, 2014

Security	Shares	Value	% of Net Assets

SPECIALTY RETAIL
American Eagle Outfitters Inc.	1,309,433	$19,012,967	0.35%
Office Depot Inc.[a,b]	3,601,710	18,512,789	0.34
Other securities[c]		124,074,762	2.28

		161,600,518	2.97
TEXTILES, APPAREL & LUXURY GOODS
Other securities[c]		28,128,845	0.52

		28,128,845	0.52
THRIFTS & MORTGAGE FINANCE
PennyMac Financial Services Inc. Class Aa,d	93,191	1,365,248	0.03
Radian Group Inc.	1,027,689	14,654,845	0.27
Other securities[c]		154,408,655	2.84

		170,428,748	3.14
TOBACCO
Other securities[c]		12,033,013	0.22

		12,033,013	0.22
TRADING COMPANIES & DISTRIBUTORS
Other securities[c]		42,198,073	0.78

		42,198,073	0.78
TRANSPORTATION INFRASTRUCTURE
Other securities[c]		5,187,027	0.10

		5,187,027	0.10
WATER UTILITIES
Other securities[c]		23,094,514	0.43

		23,094,514	0.43
WIRELESS TELECOMMUNICATION SERVICES
Other securities[c]		3,115,565	0.06

		3,115,565	0.06

TOTAL COMMON STOCKS
(Cost: $5,503,212,777)		5,419,996,651	99.79

WARRANTS

OIL, GAS & CONSUMABLE FUELS
Other securities[c]		1	—

		1	—

TOTAL WARRANTS
(Cost: $0)		1	—

Security	Shares	Value	% of Net Assets

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[d,e,f]	644,362,648	$644,362,648	11.86%
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[d,e,f]	39,950,968	39,950,968	0.74
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	10,010,154	10,010,154	0.18

		694,323,770	12.78

TOTAL SHORT-TERM INVESTMENTS
(Cost: $694,323,770)		694,323,770	12.78

TOTAL INVESTMENTS IN SECURITIES
(Cost: $6,197,536,547)		6,114,320,422	112.57
Other Assets, Less Liabilities		(682,618,940)	(12.57)

NET ASSETS		$5,431,701,482	100.00%

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2014. Other securities may include securities on loan and non-income earning securities.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

48	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

September 30, 2014

	iShares Russell Top 200 ETF	iShares Russell Top 200 Growth ETF	iShares Russell Top 200 Value ETF

ASSETS
Investments, at cost:
Unaffiliated	$80,764,116	$358,134,054	$145,441,645
Affiliated (Note 2)	848,632	1,706,011	1,703,822

Total cost of investments	$81,612,748	$359,840,065	$147,145,467

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$89,145,885	$500,243,486	$149,627,365
Affiliated (Note 2)	910,541	2,128,829	1,749,089

Total fair value of investments	90,056,426	502,372,315	151,376,454
Receivables:
Dividends and interest	110,204	498,296	196,524

Total Assets	90,166,630	502,870,611	151,572,978

LIABILITIES
Payables:
Collateral for securities on loan (Note 1)	280,998	583,008	98,612
Investment advisory fees (Note 2)	12,075	82,334	24,685

Total Liabilities	293,073	665,342	123,297

NET ASSETS	$89,873,557	$502,205,269	$151,449,681

Net assets consist of:
Paid-in capital	$69,846,581	$369,435,753	$132,243,063
Undistributed net investment income	35,547	111,997	82,792
Undistributed net realized gain (accumulated net realized loss)	11,547,751	(9,874,731)	14,892,839
Net unrealized appreciation	8,443,678	142,532,250	4,230,987

NET ASSETS	$89,873,557	$502,205,269	$151,449,681

Shares outstanding[b]	2,000,000	10,350,000	3,550,000

Net asset value per share	$44.94	$48.52	$42.66

[a]	Securities on loan with values of $274,995, $571,469 and $96,336, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	49

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2014

	iShares Russell 1000 ETF	iShares Russell 1000 Growth ETF	iShares Russell 1000 Value ETF

ASSETS
Investments, at cost:
Unaffiliated	$7,844,900,823	$18,102,102,293	$18,697,602,016
Affiliated (Note 2)	220,811,244	681,663,558	443,759,821

Total cost of investments	$8,065,712,067	$18,783,765,851	$19,141,361,837

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$9,828,909,807	$24,869,512,356	$23,256,325,026
Affiliated (Note 2)	230,776,073	695,907,708	486,294,507

Total fair value of investments	10,059,685,880	25,565,420,064	23,742,619,533
Cash	32,599	—	—
Cash pledged to broker	665,000	—	—
Receivables:
Investment securities sold	39,002	152,202	41,370
Dividends and interest	11,601,423	22,637,182	34,356,058
Capital shares sold	285,033	—	—

Total Assets	10,072,308,937	25,588,209,448	23,777,016,961

LIABILITIES
Payables:
Investment securities purchased	5,546,229	16,955,349	10,378,604
Collateral for securities on loan (Note 1)	180,798,651	636,683,645	299,564,441
Futures variation margin	37,293	—	—
Investment advisory fees (Note 2)	1,224,870	4,102,381	3,903,926

Total Liabilities	187,607,043	657,741,375	313,846,971

NET ASSETS	$9,884,701,894	$24,930,468,073	$23,463,169,990

Net assets consist of:
Paid-in capital	$8,319,764,605	$20,896,272,569	$19,717,465,399
Undistributed net investment income	4,791,882	6,221,149	16,564,765
Accumulated net realized loss	(433,695,840)	(2,753,679,858)	(872,117,870)
Net unrealized appreciation	1,993,841,247	6,781,654,213	4,601,257,696

NET ASSETS	$9,884,701,894	$24,930,468,073	$23,463,169,990

Shares outstanding[b]	89,950,000	272,000,000	234,450,000

Net asset value per share	$109.89	$91.66	$100.08

[a]	Securities on loan with values of $176,879,817, $621,076,617 and $292,723,217, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

50	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2014

	iShares Russell 2000 ETF	iShares Russell 2000 Growth ETF	iShares Russell 2000 Value ETF

ASSETS
Investments, at cost:
Unaffiliated	$27,426,419,206	$5,998,740,469	$5,490,554,637
Affiliated (Note 2)	4,237,225,511	1,343,531,629	706,981,910

Total cost of investments	$31,663,644,717	$7,342,272,098	$6,197,536,547

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$22,370,747,932	$5,716,921,704	$5,407,910,982
Affiliated (Note 2)	4,232,075,130	1,343,531,629	706,409,440

Total fair value of investments	26,602,823,062	7,060,453,333	6,114,320,422
Cash	42,509	—	20,910
Receivables:
Investment securities sold	135,604,599	26,330,785	32,743,700
Due from custodian (Note 4)	391,437	46,985	18,081
Dividends and interest	30,126,454	3,661,072	10,622,122
Capital shares sold	6,223,879	838,387	—

Total Assets	26,775,211,940	7,091,330,562	6,157,725,235

LIABILITIES
Payables:
Investment securities purchased	260,043,236	74,048,871	39,382,362
Collateral for securities on loan (Note 1)	4,068,778,886	1,291,264,130	684,313,616
Capital shares redeemed	29,618,678	680,291	1,158,687
Securities related to in-kind transactions (Note 4)	434,276	—	—
Investment advisory fees (Note 2)	3,964,910	1,164,237	1,169,088

Total Liabilities	4,362,839,986	1,367,157,529	726,023,753

NET ASSETS	$22,412,371,954	$5,724,173,033	$5,431,701,482

Net assets consist of:
Paid-in capital	$30,344,678,701	$6,796,843,621	$5,866,077,015
Undistributed (distributions in excess of) net investment income	(127,654)	1,137,682	(2,037,470)
Accumulated net realized loss	(2,871,354,092)	(791,989,505)	(349,121,938)
Net unrealized depreciation	(5,060,825,001)	(281,818,765)	(83,216,125)

NET ASSETS	$22,412,371,954	$5,724,173,033	$5,431,701,482

Shares outstanding[b]	204,900,000	44,150,000	58,050,000

Net asset value per share	$109.38	$129.65	$93.57

[a]	Securities on loan with values of $3,947,616,858, $1,255,335,024 and $661,316,842, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	51

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended September 30, 2014

	iShares Russell Top 200 ETF	iShares Russell Top 200 Growth ETF	iShares Russell Top 200 Value ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$1,089,660	$4,294,106	$2,407,958
Dividends — affiliated (Note 2)	8,117	12,752	21,455
Interest — affiliated (Note 2)	—	2	—
Securities lending income — affiliated (Note 2)	1,466	6,822	565

Total investment income	1,099,243	4,313,682	2,429,978

EXPENSES
Investment advisory fees (Note 2)	77,973	482,022	192,919

Total expenses	77,973	482,022	192,919

Net investment income	1,021,270	3,831,660	2,237,059

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(41,125)	(1,130,096)	(512,512)
Investments — affiliated (Note 2)	67	—	597
In-kind redemptions — unaffiliated	12,485,183	11,344,074	20,630,653
In-kind redemptions — affiliated (Note 2)	91,337	4,735	217,212

Net realized gain	12,535,462	10,218,713	20,335,950

Net change in unrealized appreciation/depreciation	(6,632,048)	22,781,007	(11,514,630)

Net realized and unrealized gain	5,903,414	32,999,720	8,821,320

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,924,684	$36,831,380	$11,058,379

[a]	Net of foreign withholding tax of $271, $ — and $1,102, respectively.

See notes to financial statements.

52	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2014

	iShares Russell 1000 ETF	iShares Russell 1000 Growth ETF	iShares Russell 1000 Value ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$92,263,878	$191,182,364	$267,519,155
Dividends — affiliated (Note 2)	472,779	433,488	1,902,930
Interest — affiliated (Note 2)	49	123	113
Securities lending income — affiliated (Note 2)	655,732	2,242,607	1,112,826

Total investment income	93,392,438	193,858,582	270,535,024

EXPENSES
Investment advisory fees (Note 2)	7,038,427	23,625,170	22,822,194

Total expenses	7,038,427	23,625,170	22,822,194

Net investment income	86,354,011	170,233,412	247,712,830

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(36,123,619)	357,649,631	(133,454,697)
Investments — affiliated (Note 2)	(2,744)	(3,411)	257,456
In-kind redemptions — unaffiliated	106,715,425	287,141,668	1,020,250,145
In-kind redemptions — affiliated (Note 2)	395,926	424,104	2,096,574
Futures contracts	1,629,745	—	—

Net realized gain	72,614,733	645,211,992	889,149,478

Net change in unrealized appreciation/depreciation on:
Investments	352,030,426	669,755,621	(73,347,132)
Futures contracts	(155,389)	—	—

Net change in unrealized appreciation/depreciation	351,875,037	669,755,621	(73,347,132)

Net realized and unrealized gain	424,489,770	1,314,967,613	815,802,346

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$510,843,781	$1,485,201,025	$1,063,515,176

[a]	Net of foreign withholding tax of $28,117, $30,969 and $108,594, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	53

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2014

	iShares Russell 2000 ETF	iShares Russell 2000 Growth ETF	iShares Russell 2000 Value ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$169,512,699	$18,049,601	$55,221,550
Dividends — affiliated (Note 2)	1,263,138	—	703,377
Interest — affiliated (Note 2)	109	47	35
Securities lending income — affiliated (Note 2)	29,204,732	9,530,459	4,155,335

Total investment income	199,980,678	27,580,107	60,080,297

EXPENSES
Investment advisory fees (Note 2)	24,787,974	7,027,216	7,274,402

Total expenses	24,787,974	7,027,216	7,274,402

Net investment income	175,192,704	20,552,891	52,805,895

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(625,845,522)	52,415,451	(161,167,425)
Investments — affiliated (Note 2)	(1,940,933)	—	(614,272)
In-kind redemptions — unaffiliated	855,319,613	568,004,833	485,081,566
In-kind redemptions — affiliated (Note 2)	(228,699)	—	(17,490)
Foreign currency transactions	25	—	(128)

Net realized gain	227,304,484	620,420,284	323,282,251

Net change in unrealized appreciation/depreciation	(2,156,504,964)	(916,357,280)	(756,957,640)

Net realized and unrealized loss	(1,929,200,480)	(295,936,996)	(433,675,389)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,754,007,776)	$(275,384,105)	$(380,869,494)

[a]	Net of foreign withholding tax of $102,048, $4,635 and $44,169, respectively.

See notes to financial statements.

54	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Russell Top 200 ETF		iShares Russell Top 200 Growth ETF
	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,021,270	$1,377,733	$3,831,660	$7,124,610
Net realized gain	12,535,462	269,283	10,218,713	16,410,349
Net change in unrealized appreciation/depreciation	(6,632,048)	11,322,009	22,781,007	57,363,271

Net increase in net assets resulting from operations	6,924,684	12,969,025	36,831,380	80,898,230

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,004,482)	(1,373,236)	(3,849,556)	(7,099,908)

Total distributions to shareholders	(1,004,482)	(1,373,236)	(3,849,556)	(7,099,908)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	50,736,916	15,011,811	52,682,189	59,663,276
Cost of shares redeemed	(43,216,851)	(3,545,799)	(42,938,904)	(59,132,108)

Net increase in net assets from capital share transactions	7,520,065	11,466,012	9,743,285	531,168

INCREASE IN NET ASSETS	13,440,267	23,061,801	42,725,109	74,329,490

NET ASSETS
Beginning of period	76,433,290	53,371,489	459,480,160	385,150,670

End of period	$89,873,557	$76,433,290	$502,205,269	$459,480,160

Undistributed net investment income included in net assets at end of period	$35,547	$18,759	$111,997	$129,893

SHARES ISSUED AND REDEEMED
Shares sold	1,150,000	400,000	1,100,000	1,350,000
Shares redeemed	(950,000)	(100,000)	(900,000)	(1,450,000)

Net increase (decrease) in shares outstanding	200,000	300,000	200,000	(100,000)

See notes to financial statements.

FINANCIAL STATEMENTS	55

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell Top 200 Value ETF		iShares Russell 1000 ETF
	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$2,237,059	$2,653,655	$86,354,011	$151,331,952
Net realized gain	20,335,950	12,865,496	72,614,733	587,102,148
Net change in unrealized appreciation/depreciation	(11,514,630)	7,104,025	351,875,037	880,513,671

Net increase in net assets resulting from operations	11,058,379	22,623,176	510,843,781	1,618,947,771

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,193,845)	(2,640,009)	(81,440,569)	(151,617,734)

Total distributions to shareholders	(2,193,845)	(2,640,009)	(81,440,569)	(151,617,734)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	99,861,721	148,651,045	846,025,375	2,133,349,889
Cost of shares redeemed	(143,205,107)	(77,697,556)	(283,657,582)	(1,892,848,974)

Net increase (decrease) in net assets from capital share transactions	(43,343,386)	70,953,489	562,367,793	240,500,915

INCREASE (DECREASE) IN NET ASSETS	(34,478,852)	90,936,656	991,771,005	1,707,830,952

NET ASSETS
Beginning of period	185,928,533	94,991,877	8,892,930,889	7,185,099,937

End of period	$151,449,681	$185,928,533	$9,884,701,894	$8,892,930,889

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$82,792	$39,578	$4,791,882	$(121,560)

SHARES ISSUED AND REDEEMED
Shares sold	2,400,000	3,900,000	7,700,000	21,650,000
Shares redeemed	(3,400,000)	(2,100,000)	(2,600,000)	(19,100,000)

Net increase (decrease) in shares outstanding	(1,000,000)	1,800,000	5,100,000	2,550,000

See notes to financial statements.

56	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell 1000 Growth ETF		iShares Russell 1000 Value ETF
	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$170,233,412	$305,426,248	$247,712,830	$418,015,961
Net realized gain	645,211,992	1,173,577,403	889,149,478	794,669,538
Net change in unrealized appreciation/depreciation	669,755,621	2,750,783,145	(73,347,132)	2,490,912,223

Net increase in net assets resulting from operations	1,485,201,025	4,229,786,796	1,063,515,176	3,703,597,722

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(163,932,164)	(307,506,679)	(231,022,975)	(419,326,919)

Total distributions to shareholders	(163,932,164)	(307,506,679)	(231,022,975)	(419,326,919)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,321,312,442	3,033,452,139	3,812,242,994	3,515,350,788
Cost of shares redeemed	(704,995,060)	(3,369,352,702)	(2,467,758,304)	(2,484,039,624)

Net increase (decrease) in net assets from capital share transactions	616,317,382	(335,900,563)	1,344,484,690	1,031,311,164

INCREASE IN NET ASSETS	1,937,586,243	3,586,379,554	2,176,976,891	4,315,581,967

NET ASSETS
Beginning of period	22,992,881,830	19,406,502,276	21,286,193,099	16,970,611,132

End of period	$24,930,468,073	$22,992,881,830	$23,463,169,990	$21,286,193,099

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$6,221,149	$(80,099)	$16,564,765	$(125,090)

SHARES ISSUED AND REDEEMED
Shares sold	14,500,000	37,950,000	38,300,000	40,650,000
Shares redeemed	(8,100,000)	(44,050,000)	(24,550,000)	(28,850,000)

Net increase (decrease) in shares outstanding	6,400,000	(6,100,000)	13,750,000	11,800,000

See notes to financial statements.

FINANCIAL STATEMENTS	57

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell 2000 ETF		iShares Russell 2000 Growth ETF
	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$175,192,704	$315,965,287	$20,552,891	$41,042,644
Net realized gain	227,304,484	5,338,169,740	620,420,284	964,971,510
Net change in unrealized appreciation/depreciation	(2,156,504,964)	(527,399,362)	(916,357,280)	316,271,328

Net increase (decrease) in net assets resulting from operations	(1,754,007,776)	5,126,735,665	(275,384,105)	1,322,285,482

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(174,935,721)	(346,507,853)	(18,940,793)	(45,353,962)

Total distributions to shareholders	(174,935,721)	(346,507,853)	(18,940,793)	(45,353,962)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	48,467,644,619	89,407,020,076	2,208,380,204	3,703,190,208
Cost of shares redeemed	(52,941,867,749)	(86,771,773,963)	(2,554,240,977)	(3,401,167,991)

Net increase (decrease) in net assets from capital share transactions	(4,474,223,130)	2,635,246,113	(345,860,773)	302,022,217

INCREASE (DECREASE) IN NET ASSETS	(6,403,166,627)	7,415,473,925	(640,185,671)	1,578,953,737

NET ASSETS
Beginning of period	28,815,538,581	21,400,064,656	6,364,358,704	4,785,404,967

End of period	$22,412,371,954	$28,815,538,581	$5,724,173,033	$6,364,358,704

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(127,654)	$(384,637)	$1,137,682	$(474,416)

SHARES ISSUED AND REDEEMED
Shares sold	426,150,000	840,300,000	16,800,000	29,700,000
Shares redeemed	(468,750,000)	(819,350,000)	(19,400,000)	(27,350,000)

Net increase (decrease) in shares outstanding	(42,600,000)	20,950,000	(2,600,000)	2,350,000

See notes to financial statements.

58	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell 2000 Value ETF
	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$52,805,895	$99,161,287
Net realized gain	323,282,251	567,604,010
Net change in unrealized appreciation/depreciation	(756,957,640)	458,741,655

Net increase (decrease) in net assets resulting from operations	(380,869,494)	1,125,506,952

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(52,739,406)	(111,295,810)

Total distributions to shareholders	(52,739,406)	(111,295,810)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,430,505,107	1,824,441,171
Cost of shares redeemed	(1,572,483,170)	(1,869,567,547)

Net decrease in net assets from capital share transactions	(141,978,063)	(45,126,376)

INCREASE (DECREASE) IN NET ASSETS	(575,586,963)	969,084,766

NET ASSETS
Beginning of period	6,007,288,445	5,038,203,679

End of period	$5,431,701,482	$6,007,288,445

Distributions in excess of net investment income included in net assets at end of period	$(2,037,470)	$(2,103,959)

SHARES ISSUED AND REDEEMED
Shares sold	14,150,000	20,000,000
Shares redeemed	(15,650,000)	(20,450,000)

Net decrease in shares outstanding	(1,500,000)	(450,000)

See notes to financial statements.

FINANCIAL STATEMENTS	59

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Top 200 ETF
	Six months ended Sep. 30, 2014 (Unaudited)	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Period from Sep. 22, 2009[a] to Mar. 31, 2010
Net asset value, beginning of period	$42.46	$35.58	$32.67	$30.31	$27.28	$25.16

Income from investment operations:
Net investment income[b]	0.44	0.81	0.70	0.61	0.53	0.27
Net realized and unrealized gain[c]	2.49	6.85	3.42	2.26	3.07	2.10

Total from investment operations	2.93	7.66	4.12	2.87	3.60	2.37

Less distributions from:
Net investment income	(0.45)	(0.78)	(1.21)	(0.51)	(0.57)	(0.25)

Total distributions	(0.45)	(0.78)	(1.21)	(0.51)	(0.57)	(0.25)

Net asset value, end of period	$44.94	$42.46	$35.58	$32.67	$30.31	$27.28

Total return	6.89%[d]	21.71%[e]	12.99%	9.67%	13.46%	9.44%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$89,874	$76,433	$53,371	$127,430	$15,156	$6,820
Ratio of expenses to average net assets[f]	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[f]	1.96%	2.06%	2.19%	2.08%	1.90%	2.03%
Portfolio turnover rate[g]	4%	6%	6%	7%	7%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Includes payment from an affiliate. Not including these proceeds, the Fund’s total return would have been 21.68%.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

60	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Top 200 Growth ETF
	Six months ended Sep. 30, 2014 (Unaudited)	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Period from Sep. 22, 2009[a] to Mar. 31, 2010
Net asset value, beginning of period	$45.27	$37.58	$35.18	$31.42	$27.74	$25.07

Income from investment operations:
Net investment income[b]	0.38	0.72	0.66	0.50	0.44	0.23
Net realized and unrealized gain[c]	3.25	7.69	2.40	3.76	3.65	2.62

Total from investment operations	3.63	8.41	3.06	4.26	4.09	2.85

Less distributions from:
Net investment income	(0.38)	(0.72)	(0.66)	(0.50)	(0.41)	(0.18)

Total distributions	(0.38)	(0.72)	(0.66)	(0.50)	(0.41)	(0.18)

Net asset value, end of period	$48.52	$45.27	$37.58	$35.18	$31.42	$27.74

Total return	8.01%[d]	22.53%[e]	8.82%	13.77%	14.95%	11.40%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$502,205	$459,480	$385,151	$348,272	$370,726	$155,370
Ratio of expenses to average net assets[f]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[f]	1.59%	1.73%	1.88%	1.61%	1.56%	1.67%
Portfolio turnover rate[g]	10%	13%	16%	18%	19%	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Includes payment from an affiliate. Not including these proceeds, the Fund’s total return would have been 22.50%.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	61

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Top 200 Value ETF
	Six months ended Sep. 30, 2014 (Unaudited)	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Period from Sep. 22, 2009[a] to Mar. 31, 2010
Net asset value, beginning of period	$40.86	$34.54	$30.22	$29.44	$26.89	$25.24

Income from investment operations:
Net investment income[b]	0.49	0.85	0.77	0.68	0.58	0.33
Net realized and unrealized gain[c]	1.84	6.26	4.33	0.91	2.53	1.55

Total from investment operations	2.33	7.11	5.10	1.59	3.11	1.88

Less distributions from:
Net investment income	(0.53)	(0.79)	(0.78)	(0.81)	(0.56)	(0.23)

Total distributions	(0.53)	(0.79)	(0.78)	(0.81)	(0.56)	(0.23)

Net asset value, end of period	$42.66	$40.86	$34.54	$30.22	$29.44	$26.89

Total return	5.69%[d]	20.77%	17.19%	5.66%	11.83%	7.48%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$151,450	$185,929	$94,992	$64,971	$228,175	$149,220
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[e]	2.32%	2.26%	2.49%	2.42%	2.18%	2.41%
Portfolio turnover rate[f]	11%	14%	17%	24%	24%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

62	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 1000 ETF
	Six months ended Sep. 30, 2014 (Unaudited)	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010
Net asset value, beginning of period	$104.81	$87.30	$78.02	$73.86	$64.57	$43.48

Income from investment operations:
Net investment income[a]	1.00	1.79	1.67	1.36	1.21	1.10
Net realized and unrealized gain[b]	5.01	17.49	9.31	4.17	9.29	21.08

Total from investment operations	6.01	19.28	10.98	5.53	10.50	22.18

Less distributions from:
Net investment income	(0.93)	(1.77)	(1.70)	(1.37)	(1.21)	(1.09)

Total distributions	(0.93)	(1.77)	(1.70)	(1.37)	(1.21)	(1.09)

Net asset value, end of period	$109.89	$104.81	$87.30	$78.02	$73.86	$64.57

Total return	5.73%[c]	22.25%	14.30%	7.70%	16.54%	51.34%

Ratios/Supplemental data:
Net assets, end of period (000s)	$9,884,702	$8,892,931	$7,185,100	$6,912,836	$7,082,910	$5,378,740
Ratio of expenses to average net assets[d]	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[d]	1.84%	1.86%	2.12%	1.91%	1.83%	1.96%
Portfolio turnover rate[e]	4%	5%	5%	6%	7%	6%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	63

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 1000 Growth ETF
	Six months ended Sep. 30, 2014 (Unaudited)	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010
Net asset value, beginning of period	$86.57	$71.43	$66.11	$60.47	$51.98	$35.31

Income from investment operations:
Net investment income[a]	0.64	1.17	1.14	0.84	0.74	0.69
Net realized and unrealized gain[b]	5.06	15.13	5.30	5.61	8.51	16.67

Total from investment operations	5.70	16.30	6.44	6.45	9.25	17.36

Less distributions from:
Net investment income	(0.61)	(1.16)	(1.12)	(0.81)	(0.76)	(0.69)

Total distributions	(0.61)	(1.16)	(1.12)	(0.81)	(0.76)	(0.69)

Net asset value, end of period	$91.66	$86.57	$71.43	$66.11	$60.47	$51.98

Total return	6.59%[c]	22.96%	9.89%	10.83%	18.01%	49.42%

Ratios/Supplemental data:
Net assets, end of period (000s)	$24,930,468	$22,992,882	$19,406,502	$16,682,942	$13,573,606	$11,404,105
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	1.43%	1.47%	1.73%	1.41%	1.39%	1.53%
Portfolio turnover rate[e]	13%	15%	17%	19%	24%	19%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

64	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 1000 Value ETF
	Six months ended Sep. 30, 2014 (Unaudited)	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010
Net asset value, beginning of period	$96.45	$81.24	$70.16	$68.67	$61.06	$40.74

Income from investment operations:
Net investment income[a]	1.08	1.93	1.75	1.51	1.34	1.24
Net realized and unrealized gain[b]	3.55	15.20	11.03	1.49	7.60	20.30

Total from investment operations	4.63	17.13	12.78	3.00	8.94	21.54

Less distributions from:
Net investment income	(1.00)	(1.92)	(1.70)	(1.51)	(1.33)	(1.22)

Total distributions	(1.00)	(1.92)	(1.70)	(1.51)	(1.33)	(1.22)

Net asset value, end of period	$100.08	$96.45	$81.24	$70.16	$68.67	$61.06

Total return	4.79%[c]	21.28%	18.52%	4.60%	14.95%	53.28%

Ratios/Supplemental data:
Net assets, end of period (000s)	$23,463,170	$21,286,193	$16,970,611	$12,257,469	$12,027,603	$9,263,159
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	2.16%	2.17%	2.42%	2.32%	2.17%	2.33%
Portfolio turnover rate[e]	12%	12%	16%	21%	24%	24%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	65

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 2000 ETF
	Six months ended Sep. 30, 2014 (Unaudited)	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010
Net asset value, beginning of period	$116.43	$94.46	$82.84	$84.22	$67.85	$42.25

Income from investment operations:
Net investment income[a]	0.80	1.36	1.59	1.08	0.84	0.74
Net realized and unrealized gain (loss)[b]	(7.09)	22.06	11.73	(1.35)	16.42	25.61

Total from investment operations	(6.29)	23.42	13.32	(0.27)	17.26	26.35

Less distributions from:
Net investment income	(0.76)	(1.45)	(1.70)	(1.11)	(0.89)	(0.75)

Total distributions	(0.76)	(1.45)	(1.70)	(1.11)	(0.89)	(0.75)

Net asset value, end of period	$109.38	$116.43	$94.46	$82.84	$84.22	$67.85

Total return	(5.43)%[c]	24.91%	16.36%	(0.18)%	25.68%	62.62%

Ratios/Supplemental data:
Net assets, end of period (000s)	$22,412,372	$28,815,539	$21,400,065	$14,870,314	$17,632,155	$13,243,794
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	1.39%	1.28%	1.91%	1.40%	1.18%	1.28%
Portfolio turnover rate[e]	15%	18%	19%	21%	20%	22%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

66	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 2000 Growth ETF
	Six months ended Sep. 30, 2014 (Unaudited)	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010
Net asset value, beginning of period	$136.14	$107.78	$95.38	$95.40	$73.31	$46.05

Income from investment operations:
Net investment income[a]	0.48	0.90	1.21	0.64	0.50	0.41
Net realized and unrealized gain (loss)[b]	(6.53)	28.45	12.62	0.01	22.12	27.27

Total from investment operations	(6.05)	29.35	13.83	0.65	22.62	27.68

Less distributions from:
Net investment income	(0.44)	(0.99)	(1.43)	(0.67)	(0.53)	(0.42)

Total distributions	(0.44)	(0.99)	(1.43)	(0.67)	(0.53)	(0.42)

Net asset value, end of period	$129.65	$136.14	$107.78	$95.38	$95.40	$73.31

Total return	(4.45)%[c]	27.28%	14.70%	0.75%	31.01%	60.21%

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,724,173	$6,364,359	$4,785,405	$4,106,038	$4,431,547	$3,497,006
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	0.72%	0.72%	1.27%	0.73%	0.64%	0.65%
Portfolio turnover rate[e]	26%	29%	32%	37%	36%	36%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	67

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 2000 Value ETF
	Six months ended Sep. 30, 2014 (Unaudited)	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010
Net asset value, beginning of period	$100.88	$83.97	$73.02	$75.44	$63.84	$39.48

Income from investment operations:
Net investment income[a]	0.89	1.62	1.82	1.36	1.06	0.96
Net realized and unrealized gain (loss)[b]	(7.31)	17.11	11.03	(2.39)	11.78	24.40

Total from investment operations	(6.42)	18.73	12.85	(1.03)	12.84	25.36

Less distributions from:
Net investment income	(0.89)	(1.82)	(1.90)	(1.39)	(1.24)	(1.00)

Total distributions	(0.89)	(1.82)	(1.90)	(1.39)	(1.24)	(1.00)

Net asset value, end of period	$93.57	$100.88	$83.97	$73.02	$75.44	$63.84

Total return	(6.42)%[c]	22.47%	17.95%	(1.20)%	20.42%	64.65%

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,431,701	$6,007,288	$5,038,204	$4,034,310	$4,696,369	$4,190,927
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	1.79%	1.76%	2.46%	1.98%	1.62%	1.79%
Portfolio turnover rate[e]	22%	30%	29%	32%	32%	38%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

68	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Russell Top 200	Diversified
Russell Top 200 Growth	Diversified
Russell Top 200 Value	Diversified
Russell 1000	Diversified
Russell 1000 Growth	Diversified

iShares ETF	Diversification Classification
Russell 1000 Value	Diversified
Russell 2000	Diversified
Russell 2000 Growth	Diversified
Russell 2000 Value	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 (ASC 946).

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

NOTES TO FINANCIAL STATEMENTS	69

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

•	Financial futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

70	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of September 30, 2014. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
Russell Top 200
Assets:
Common Stocks	$89,705,906	$—	$—	$89,705,906
Money Market Funds	350,520	—	—	350,520

	$90,056,426	$—	$—	$90,056,426

Russell Top 200 Growth
Assets:
Common Stocks	$501,381,772	$—	$—	$501,381,772
Money Market Funds	990,543	—	—	990,543

	$502,372,315	$—	$—	$502,372,315

Russell Top 200 Value
Assets:
Common Stocks	$151,183,532	$—	$—	$151,183,532
Money Market Funds	192,922	—	—	192,922

	$151,376,454	$—	$—	$151,376,454

Russell 1000
Assets:
Common Stocks	$9,871,757,627	$—	$—	$9,871,757,627
Money Market Funds	187,928,253	—	—	187,928,253

	$10,059,685,880	$—	$—	$10,059,685,880

Liabilities:
Futures Contracts[a]	$(132,567)	$—	$—	$(132,567)

Russell 1000 Growth
Assets:
Common Stocks	$24,908,412,694	$—	$—	$24,908,412,694
Money Market Funds	657,007,370	—	—	657,007,370

	$25,565,420,064	$—	$—	$25,565,420,064

Russell 1000 Value
Assets:
Common Stocks	$23,425,151,358	$—	$—	$23,425,151,358
Money Market Funds	317,468,175	—	—	317,468,175

	$23,742,619,533	$—	$—	$23,742,619,533

NOTES TO FINANCIAL STATEMENTS	71

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2		Level 3	Total
Russell 2000
Assets:
Common Stocks	$22,389,358,433	$2,400,345		$1,145,881	$22,392,904,659
Warrants	—	3		—	3
Money Market Funds	4,209,918,400	—		—	4,209,918,400

	$26,599,276,833	$2,400,348		$1,145,881	$26,602,823,062

Russell 2000 Growth
Assets:
Common Stocks	$5,716,223,991	$224,073		$473,640	$5,716,921,704
Warrants	—	0	[b]	—	0	[b]
Money Market Funds	1,343,531,629	—		—	1,343,531,629

	$7,059,755,620	$224,073		$473,640	$7,060,453,333

Russell 2000 Value
Assets:
Common Stocks	$5,419,227,605	$767,312		$1,734	$5,419,996,651
Warrants	—	1		—	1
Money Market Funds	694,323,770	—		—	694,323,770

	$6,113,551,375	$767,313		$1,734	$6,114,320,422

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.
[b]	Rounds to less than $1.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of September 30, 2014 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

72	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2014, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of September 30, 2014, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The value of any securities on loan as of September 30, 2014 and the value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of

NOTES TO FINANCIAL STATEMENTS	73

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of each Fund’s securities lending agreements which are subject to offset under an MSLA as of September 30, 2014:

iShares ETF	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Russell Top 200	$274,995	$274,995	$—
Russell Top 200 Growth	571,469	571,469	—
Russell Top 200 Value	96,336	96,336	—
Russell 1000	176,879,817	176,879,817	—
Russell 1000 Growth	621,076,617	621,076,617	—
Russell 1000 Value	292,723,217	292,723,217	—
Russell 2000	3,947,616,858	3,947,616,858	—
Russell 2000 Growth	1,255,335,024	1,255,335,024	—
Russell 2000 Value	661,316,842	661,316,842	—

[a]	Collateral received in excess of the market value of securities on loan is not presented for financial reporting purposes. The total collateral received is disclosed in each Fund’s statement of assets and liabilities.

RECENT ACCOUNTING STANDARD

In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings, including securities lending. The guidance is effective for financial statements for fiscal years beginning after December 15, 2014, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to the iShares Russell 2000 ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.2000%		First $46 billion
0.1900	[a]	Over $46 billion, up to and including $81 billion
0.1805	[a]	Over $81 billion, up to and including $141 billion
0.1715	[a]	Over $141 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

74	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For its investment advisory services to each of the iShares Russell 2000 Growth ETF and iShares Russell 2000 Value ETF, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.2500%		First $46 billion
0.2375	[a]	Over $46 billion, up to and including $81 billion
0.2257	[a]	Over $81 billion, up to and including $141 billion
0.2144	[a]	Over $141 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

For its investment advisory services to each of the iShares Russell 1000 Growth ETF and iShares Russell 1000 Value ETF, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.2000%		First $121 billion
0.1900	[a]	Over $121 billion, up to and including $211 billion
0.1805	[a]	Over $211 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Russell Top 200	0.15%
Russell Top 200 Growth	0.20
Russell Top 200 Value	0.20
Russell 1000	0.15

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, (i) each Fund retains 70% of securities lending income and (ii) the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

NOTES TO FINANCIAL STATEMENTS	75

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013 and pursuant to a securities lending agreement, (i) each Fund will receive for the remainder of that calendar year 75% of securities lending income and (ii) the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

For the six months ended September 30, 2014, each Fund paid to BTC the following amounts in total for securities lending agent services and collateral investment fees:

iShares ETF	Fees Paid to BTC
Russell Top 200	$675
Russell Top 200 Growth	3,232
Russell Top 200 Value	264
Russell 1000	321,041
Russell 1000 Growth	1,131,193

iShares ETF	Fees Paid to BTC
Russell 1000 Value	$544,399
Russell 2000	13,354,387
Russell 2000 Growth	4,316,006
Russell 2000 Value	1,915,238

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the six months ended September 30, 2014, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the six months ended September 30, 2014, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Russell Top 200
BlackRock Inc.	748	498	(432)	814	$267,252	$4,481	$57,703
PNC Financial Services Group Inc. (The)	3,031	2,067	(1,677)	3,421	292,769	3,636	33,701

					$560,021	$8,117	$91,404

Russell Top 200 Growth
BlackRock Inc.	3,191	407	(131)	3,467	$1,138,286	$12,752	$4,735

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iSHARES® TRUST

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Russell Top 200 Value
BlackRock Inc.	2,350	1,265	(1,902)	1,713	$562,412	$7,880	$69,863
PNC Financial Services Group Inc. (The)	14,707	7,968	(11,063)	11,612	993,755	13,575	147,946

					$1,556,167	$21,455	$217,809

Russell 1000
BlackRock Inc.	60,159	6,163	(3,938)	62,384	$20,481,915	$235,665	$221,057
PNC Financial Services Group Inc. (The)	243,798	27,083	(9,536)	261,345	22,365,905	237,114	172,125

					$42,847,820	$472,779	$393,182

Russell 1000 Growth
BlackRock Inc.	108,260	13,939	(3,716)	118,483	$38,900,338	$433,488	$420,693

Russell 1000 Value
BlackRock Inc.	188,718	34,825	(37,707)	185,836	$61,013,675	$739,991	$1,059,573
PNC Financial Services Group Inc. (The)	1,182,258	222,343	(144,813)	1,259,788	107,812,657	1,162,939	1,294,457

					$168,826,332	$1,902,930	$2,354,030

Russell 2000
BlackRock Kelso Capital Corp.	1,269,680	1,183,184	(2,452,864)	—	$—	$223,993	$(2,169,632)
PennyMac Financial Services Inc. Class A	224,219	—	—	224,219	3,284,808	—	—
PennyMac Mortgage Investment Trust	880,631	—	—	880,631	18,871,922	1,039,145	—

					$22,156,730	$1,263,138	$(2,169,632)

Russell 2000 Value
BlackRock Kelso Capital Corp.	538,048	97,180	(635,228)	—	$—	$110,997	$(612,025)
PennyMac Financial Services Inc. Class A	93,191	—	—	93,191	1,365,248	—	—
PennyMac Mortgage Investment Trust	503,781	—	(3,528)	500,253	10,720,422	592,380	(19,737)

					$12,085,670	$703,377	$(631,762)

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

NOTES TO FINANCIAL STATEMENTS	77

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended September 30, 2014 were as follows:

iShares ETF	Purchases	Sales
Russell Top 200	$4,118,873	$4,080,358
Russell Top 200 Growth	49,304,038	49,793,111
Russell Top 200 Value	20,064,962	20,278,386
Russell 1000	340,041,422	333,171,608
Russell 1000 Growth	2,991,875,515	2,986,854,410
Russell 1000 Value	2,750,056,852	2,726,760,401
Russell 2000	3,708,369,534	3,754,657,433
Russell 2000 Growth	1,485,513,201	1,487,498,448
Russell 2000 Value	1,310,796,712	1,293,678,527

In-kind transactions (see Note 4) for the six months ended September 30, 2014 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Russell Top 200	$50,512,278	$43,085,897
Russell Top 200 Growth	52,583,436	42,705,059
Russell Top 200 Value	99,638,397	142,775,490
Russell 1000	842,236,574	281,127,826
Russell 1000 Growth	1,317,158,156	699,956,683
Russell 1000 Value	3,792,231,166	2,460,285,888
Russell 2000	47,715,530,006	52,127,016,334
Russell 2000 Growth	2,189,308,305	2,532,261,410
Russell 2000 Value	1,395,982,941	1,548,342,875

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

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iSHARES® TRUST

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	FINANCIAL FUTURES CONTRACTS

Each Fund may purchase or sell financial futures contracts in an effort to help such Fund track its underlying index. A futures contract is a standardized, exchange-traded agreement to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

The following table shows the value of futures contracts held by the iShares Russell 1000 ETF as of September 30, 2014 and the related locations in the statement of assets and liabilities, presented by risk exposure category:

Liabilities
Equity contracts:
Variation margin / Net assets consist of – net unrealized depreciation[a]	$132,567

[a]	Represents cumulative depreciation of futures contracts as reported in the schedule of investments. Only current day’s variation margin is reported separately within the statement of assets and liabilities.

The following table shows the realized and unrealized gains (losses) on futures contracts held by the iShares Russell 1000 ETF during the six months ended September 30, 2014 and the related locations in the statement of operations, presented by risk exposure category:

	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/Depreciation
Equity contracts:
Futures contracts	$1,629,745	$(155,389)

For the six months ended September 30, 2014, the average quarter-end number of contracts and notional value of open futures contracts for the iShares Russell 1000 ETF were 167 and $16,686,697 respectively.

6.	MARKET AND CREDIT RISK

In the normal course of business, each Fund’s investment activities exposes it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

NOTES TO FINANCIAL STATEMENTS	79

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in equity and financial derivative instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in the statement of assets and liabilities.

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

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iSHARES® TRUST

As of March 31, 2014, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
Russell Top 200	$805,568	$—	$—	$—	$—	$6,757	$812,325
Russell Top 200 Growth	15,203,176	—	—	—	—	3,894,801	19,097,977
Russell Top 200 Value	1,381,783	—	—	—	—	3,410,225	4,792,008
Russell 1000	85,625,019	707,111	—	56,902,659	198,974,722	9,763,988	351,973,499
Russell 1000 Growth	677,312,470	38,155,726	—	659,755,548	1,537,593,620	398,954,951	3,311,772,315
Russell 1000 Value	—	—	—	—	918,088,797	147,982,939	1,066,071,736
Russell 2000	1,215,797,903	12,245,583	14,608,054	304,954,114	965,955,801	369,305,656	2,882,867,111
Russell 2000 Growth	196,537,921	—	10,051,978	291,496,992	592,964,832	276,373,290	1,367,425,013
Russell 2000 Value	—	—	—	—	443,046,329	113,368,565	556,414,894

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of September 30, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Russell Top 200	$81,778,257	$9,214,802	$(936,633)	$8,278,169
Russell Top 200 Growth	360,835,532	143,536,557	(1,999,774)	141,536,783
Russell Top 200 Value	147,796,570	6,652,574	(3,072,690)	3,579,884
Russell 1000	8,220,147,878	2,230,000,794	(390,462,792)	1,839,538,002
Russell 1000 Growth	18,870,965,485	6,930,290,216	(235,835,637)	6,694,454,579
Russell 1000 Value	19,837,204,251	4,823,140,088	(917,724,806)	3,905,415,282
Russell 2000	31,842,946,638	196,079,856	(5,436,203,432)	(5,240,123,576)
Russell 2000 Growth	7,387,731,290	343,363,834	(670,641,791)	(327,277,957)
Russell 2000 Value	6,315,604,520	418,413,397	(619,697,495)	(201,284,098)

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2014, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

NOTES TO FINANCIAL STATEMENTS	81

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

8.	LEGAL PROCEEDINGS

On January 18, 2013, a lawsuit was filed in the United States District Court for the Middle District of Tennessee by Laborers’ Local 265 Pension Fund and Plumbers and Pipefitters Local No. 572 Pension Fund (the “Plaintiffs”) against BFA, BTC, and the current members of the iShares Trust Board of Trustees and the Board of Directors of iShares, Inc. (collectively, “Defendants”) for alleged violations of, among other things, Sections 36(a) and 36(b) of the 1940 Act. The complaint purports to be brought derivatively on behalf of iShares Trust and iShares, Inc., as well as the following eight funds: iShares Russell Mid-Cap ETF; iShares MSCI EAFE ETF; iShares MSCI Emerging Markets ETF; iShares Russell 2000 Growth ETF; iShares Russell 2000 Value ETF; iShares Core S&P Mid-Cap ETF; iShares Core S&P Small-Cap ETF; and iShares U.S. Real Estate ETF. The complaint alleges, among other things, that BFA and BTC breached their fiduciary duties under the 1940 Act by charging allegedly excessive fees in connection with the provision of securities lending services to the above eight funds, that the individual defendants breached their fiduciary duties under the 1940 Act by approving those fee arrangements, and that the securities lending contracts are unenforceable under Section 47(b) of the 1940 Act. Plaintiffs seek injunctive relief, rescission of the securities lending contracts, and monetary damages of an unspecified amount. Defendants believe the claims are without merit and intend to vigorously defend themselves against the allegations in the lawsuit. The Court dismissed the complaint with prejudice on October 24, 2013. The Plaintiffs filed a notice of appeal on November 8, 2013. On February 13, 2014, the Plaintiffs filed an appeal brief with the United States Court of Appeals for the Sixth Circuit (“the Sixth Circuit”). Oral argument of the Plaintiff’s appeal was heard by the Sixth Circuit on July 30, 2014. On September 30, 2014, the Sixth Circuit affirmed the dismissal of the lawsuit.

9.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

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I. iShares Russell Top 200 ETF, iShares Russell Top 200 Growth ETF, iShares Russell Top 200 Value ETF and iShares Russell 1000 ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on March 12, 2014, May 6, 2014, and May 12, 2014, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 16, 2014, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-13, 2014, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other exchange traded funds (including funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board noted that, prior to 2014, Lipper had used a different methodology to determine a Fund’s Lipper group, which included mutual funds, closed-end funds, exchange traded funds, and/or funds with differing investment objective classifications, investment focuses and other characteristics (e.g. actively managed funds and funds sponsored by “at cost” service providers), as applicable. The Board further noted that, after consideration by the 15(c) Committee, the Board determined to use instead Lipper’s proprietary ETF methodology to determine a Fund’s Lipper Group. This determination was based on, among other considerations, the increased number and types of ETFs available for comparative purposes than was the case in prior years. The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. At the Board’s request, Lipper provided, and the Board considered, information on the impact to the iShares funds’ comparative fee rankings that were attributable to the change from a pure index group methodology to Lipper’s proprietary ETF methodology. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses for the Funds were lower than the median of the investment advisory fee rates and overall expenses of the funds in their respective Lipper Group, except for iShares Russell

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iSHARES® TRUST

Top 200 Growth ETF and iShares Russell Top 200 Value ETF, which were at the median of the investment advisory fee rates and overall expenses of the funds in their respective Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2013, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that are not exchange traded funds or index funds, and that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years, including in such areas as investor education, product management, customized portfolio consulting support, capital markets support, and proprietary risk and performance analytics tools. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-13, 2014 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had

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iSHARES® TRUST

focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board further noted management’s assertion that future economies of scale for each Fund had been taken into consideration by fixing the investment advisory fee rate at the low end of the market place, effectively giving Fund shareholders, from inception, the benefits of lower fees. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the investment advisory fee rates incorporate potential economies of scale and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially similar investment objectives and strategies as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different, generally more extensive services provided to the Funds, as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

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Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that each Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of each Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

II. iShares Russell 1000 Growth ETF, iShares Russell 1000 Value ETF, iShares Russell 2000 Growth ETF and iShares Russell 2000 Value ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on March 12, 2014, May 6, 2014, and May 12, 2014, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 16, 2014, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-13, 2014, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other

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Contract (Continued)

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exchange traded funds (including funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board noted that, prior to 2014, Lipper had used a different methodology to determine a Fund’s Lipper group, which included mutual funds, closed-end funds, exchange traded funds, and/or funds with differing investment objective classifications, investment focuses and other characteristics (e.g. actively managed funds and funds sponsored by “at cost” service providers), as applicable. The Board further noted that, after consideration by the 15(c) Committee, the Board determined to use instead Lipper’s proprietary ETF methodology to determine a Fund’s Lipper Group. This determination was based on, among other considerations, the increased number and types of ETFs available for comparative purposes than was the case in prior years. The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. At the Board’s request, Lipper provided, and the Board considered, information on the impact to the iShares funds’ comparative fee rankings that were attributable to the change from a pure index group methodology to Lipper’s proprietary ETF methodology. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses for the Funds were lower than the median of the investment advisory fee rates and overall expenses of the funds in their respective Lipper Group, except for iShares Russell 1000 Growth ETF and iShares Russell 1000 Value ETF, which were at the median of the investment advisory fee rates and overall expenses of the funds in their respective Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2013, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that are not exchange traded funds or index funds, and that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years, including in such areas as investor education, product management, customized portfolio consulting support, capital markets support, and proprietary risk and performance analytics tools. The Board also considered BFA’s compliance program

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and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-13, 2014 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Funds already provided for breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fee rates reflects appropriate sharing of potential economies of scale with the Funds’ shareholders and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and

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Contract (Continued)

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institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially similar investment objectives and strategies as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different, generally more extensive services provided to the Funds, as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that each Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of each Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

III. iShares Russell 2000 ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on March 12, 2014, May 6, 2014, and May 12, 2014, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 16, 2014, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from

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Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

management certain additional information, which management agreed to provide. At a meeting held on June 12-13, 2014, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other exchange traded funds (including funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board noted that, prior to 2014, Lipper had used a different methodology to determine the Fund’s Lipper group, which included mutual funds, closed-end funds, exchange traded funds, and/or funds with differing investment objective classifications, investment focuses and other characteristics (e.g. actively managed funds and funds sponsored by “at cost” service providers), as applicable. The Board further noted that, after consideration by the 15(c) Committee, the Board determined to use instead Lipper’s proprietary ETF methodology to determine the Fund’s Lipper Group. This determination was based on, among other considerations, the increased number and types of ETFs available for comparative purposes than was the case in prior years. The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the applicable Lipper Group and to prepare this information. At the Board’s request, Lipper provided, and the Board considered, information on the impact to the iShares funds’ comparative fee rankings that were attributable to the change from a pure index group methodology to Lipper’s proprietary ETF methodology. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses for the Fund were lower than the median of the investment advisory fee rates and overall expenses of the funds in its Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2013, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its respective performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that are not exchange traded funds or index funds, and that may have different investment objectives and/or benchmarks from the Fund. In addition, the Board noted that the Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its relevant benchmark index. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

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Board Review and Approval of Investment Advisory

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Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Fund and its shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years, including in such areas as investor education, product management, customized portfolio consulting support, capital markets support, and proprietary risk and performance analytics tools. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-13, 2014 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable

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costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fee rate reflects appropriate sharing of potential economies of scale with the Fund’s shareholders and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with a substantially similar investment objective and strategy as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different, generally more extensive services provided to the Fund, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

92	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
Russell Top 200	$0.445194	$—	$0.001044	$0.446238	100%	—%	0%[a]		100%
Russell Top 200 Growth	0.375341	—	0.001457	0.376798	100	—	0	[a]	100
Russell Top 200 Value	0.527739	—	0.000737	0.528476	100	—	0	[a]	100
Russell 1000	0.919073	—	0.011161	0.930234	99	—	1		100
Russell 1000 Growth	0.610847	—	0.003799	0.614646	99	—	1		100
Russell 1000 Value	0.981497	—	0.016207	0.997704	98	—	2		100
Russell 2000	0.646624	—	0.117262	0.763886	85	—	15		100
Russell 2000 Growth	0.430389	—	0.012614	0.443003	97	—	3		100
Russell 2000 Value	0.835755	—	0.057002	0.892757	94	—	6		100

[a]	Rounds to less than 1%.

SUPPLEMENTAL INFORMATION	93

Notes:

94	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Frank Russell Company, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

The Funds’ complete schedules of portfolio holdings for this report are also available without charge, upon request, by calling toll-free 1-800-474-2737.

Certain financial information required by regulations or listing exchange rules in jurisdictions outside the U.S. in which iShares Funds are cross-listed may be publicly filed in those jurisdictions. This information is available upon request by calling 1-800-474-2737.

©2014 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-35-0914

SEPTEMBER 30, 2014

2014 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Core U.S. Growth ETF | IUSG | NYSE Arca
➢	iShares Core U.S. Value ETF | IUSV | NYSE Arca
➢	iShares Micro-Cap ETF | IWC | NYSE Arca
➢	iShares Russell 3000 ETF | IWV | NYSE Arca
➢	iShares Russell Mid-Cap ETF | IWR | NYSE Arca
➢	iShares Russell Mid-Cap Growth ETF | IWP | NYSE Arca
➢	iShares Russell Mid-Cap Value ETF | IWS | NYSE Arca

Fund Performance Overview

iSHARES® CORE U.S. GROWTH ETF

Performance as of September 30, 2014

The iShares Core U.S. Growth ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of U.S. equities that exhibit growth characteristics, as represented by the Russell 3000® Growth Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2014, the total return for the Fund was 5.72%, net of fees, while the total return for the Index was 5.78%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	17.64%	17.66%	17.87%	17.64%	17.66%	17.87%
5 Years	16.18%	16.21%	16.43%	111.66%	111.94%	113.94%
10 Years	8.72%	8.73%	8.95%	130.82%	130.94%	135.70%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period [a]	Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,057.20	$0.77	$1,000.00	$1,024.30	$0.76	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

PORTFOLIO ALLOCATION

As of 9/30/14

Sector	Percentage of Total Investments*

Information Technology	28.21%
Consumer Discretionary	18.04
Health Care	14.25
Industrials	12.10
Consumer Staples	9.87
Energy	5.61
Financials	5.27
Materials	4.30
Telecommunication Services	2.25
Utilities	0.10

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/14

Security	Percentage of Total Investments*

Apple Inc.	5.50%
Microsoft Corp.	2.24
Verizon Communications Inc.	1.87
International Business Machines Corp.	1.63
Coca-Cola Co. (The)	1.53
Google Inc. Class A	1.50
Google Inc. Class C	1.48
Gilead Sciences Inc.	1.48
Facebook Inc. Class A	1.41
PepsiCo Inc.	1.28

TOTAL	19.92%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® CORE U.S. VALUE ETF

Performance as of September 30, 2014

The iShares Core U.S. Value ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of U.S. equities that exhibit value characteristics, as represented by the Russell 3000® Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2014, the total return for the Fund was 3.90%, net of fees, while the total return for the Index was 3.97%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	17.40%	17.41%	17.66%	17.40%	17.41%	17.66%
5 Years	14.82%	14.87%	15.08%	99.60%	100.03%	101.88%
10 Years	7.59%	7.60%	7.79%	107.79%	107.96%	111.79%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period [a]	Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,039.00	$0.77	$1,000.00	$1,024.30	$0.76	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

PORTFOLIO ALLOCATION

As of 9/30/14

Sector	Percentage of Total Investments*

Financials	29.93%
Health Care	12.86
Energy	12.38
Industrials	10.37
Information Technology	9.44
Consumer Staples	6.73
Consumer Discretionary	6.63
Utilities	6.06
Materials	3.43
Telecommunication Services	2.17

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/14

Security	Percentage of Total Investments*

Exxon Mobil Corp.	3.76%
General Electric Co.	2.39
Johnson & Johnson	2.37
Berkshire Hathaway Inc. Class B	2.35
Wells Fargo & Co.	2.31
J.P. Morgan Chase & Co.	2.12
Chevron Corp.	2.12
Procter & Gamble Co. (The)	1.99
Pfizer Inc.	1.76
AT&T Inc.	1.70

TOTAL	22.87%

*	Excludes money market funds.

6	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MICRO-CAP ETF

Performance as of September 30, 2014

The iShares Micro-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of micro-capitalization U.S. equities, as represented by the Russell Microcap® Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2014, the total return for the Fund was -9.56%, net of fees, while the total return for the Index was -9.51%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	2.59%	2.62%	2.78%	2.59%	2.62%	2.78%
5 Years	13.37%	13.38%	13.60%	87.27%	87.39%	89.17%
Since Inception	4.74%	4.74%	5.38%	52.73%	52.70%	61.39%

The inception date of the Fund was 8/12/05. The first day of secondary market trading was 8/16/05.

Index performance through July 1, 2006 reflects the performance of the Russell Microcap XTM Index. Index performance beginning on July 2, 2006 reflects the performance of the Russell Microcap® Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period [a]	Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$904.40	$2.86	$1,000.00	$1,022.10	$3.04	0.60%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

PORTFOLIO ALLOCATION

As of 9/30/14

Sector	Percentage of Total Investments*

Financials	25.26%
Health Care	21.48
Information Technology	15.98
Consumer Discretionary	12.24
Industrials	11.46
Energy	4.86
Materials	2.90
Consumer Staples	2.70
Telecommunication Services	1.97
Utilities	1.15

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/14

Security	Percentage of Total Investments*

AVANIR Pharmaceuticals Inc. Class A	0.59%
TRI Pointe Homes Inc.	0.56
Ambarella Inc.	0.37
Receptos Inc.	0.34
Multimedia Games Holding Co. Inc.	0.31
Consolidated Communications Holdings Inc.	0.30
PTC Therapeutics Inc.	0.29
Achillion Pharmaceuticals Inc.	0.29
Natus Medical Inc.	0.28
Ellie Mae Inc.	0.28

TOTAL	3.61%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® RUSSELL 3000 ETF

Performance as of September 30, 2014

The iShares Russell 3000 ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of U.S. equities, as represented by the Russell 3000® Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2014, the total return for the Fund was 4.80%, net of fees, while the total return for the Index was 4.88%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	17.53%	17.51%	17.76%	17.53%	17.51%	17.76%
5 Years	15.57%	15.61%	15.78%	106.18%	106.53%	108.02%
10 Years	8.29%	8.30%	8.44%	121.66%	121.95%	124.78%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period [a]	Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,048.00	$1.03	$1,000.00	$1,024.10	$1.01	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

PORTFOLIO ALLOCATION

As of 9/30/14

Sector	Percentage of Total Investments*

Information Technology	18.96%
Financials	17.44
Health Care	13.57
Consumer Discretionary	12.41
Industrials	11.25
Energy	8.94
Consumer Staples	8.32
Materials	3.87
Utilities	3.03
Telecommunication Services	2.21

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/14

Security	Percentage of Total Investments*

Apple Inc.	2.79%
Exxon Mobil Corp.	1.85
Microsoft Corp.	1.76
Johnson & Johnson	1.38
General Electric Co.	1.18
Berkshire Hathaway Inc. Class B	1.16
Wells Fargo & Co.	1.14
J.P. Morgan Chase & Co.	1.05
Chevron Corp.	1.04
Procter & Gamble Co. (The)	1.04

TOTAL	14.39%

*	Excludes money market funds.

8	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® RUSSELL MID-CAP ETF

Performance as of September 30, 2014

The iShares Russell Mid-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities, as represented by the Russell Midcap® Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2014, the total return for the Fund was 3.14%, net of fees, while the total return for the Index was 3.22%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	15.61%	15.55%	15.83%	15.61%	15.55%	15.83%
5 Years	17.00%	17.01%	17.19%	119.21%	119.35%	121.00%
10 Years	10.18%	10.19%	10.34%	163.74%	163.84%	167.40%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period [a]	Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,031.40	$1.02	$1,000.00	$1,024.10	$1.01	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

PORTFOLIO ALLOCATION

As of 9/30/14

Sector	Percentage of Total Investments*

Financials	20.14%
Consumer Discretionary	16.96
Information Technology	14.58
Industrials	13.08
Health Care	11.14
Energy	6.08
Materials	5.92
Utilities	5.82
Consumer Staples	5.57
Telecommunication Services	0.71

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/14

Security	Percentage of Total Investments*

Netflix Inc.	0.44%
Crown Castle International Corp.	0.44
Vertex Pharmaceuticals Inc.	0.43
Kroger Co. (The)	0.43
Applied Materials Inc.	0.43
Aon PLC	0.42
Sempra Energy	0.42
Cardinal Health Inc.	0.41
Intuit Inc.	0.40
Twitter Inc.	0.40

TOTAL	4.22%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® RUSSELL MID-CAP GROWTH ETF

Performance as of September 30, 2014

The iShares Russell Mid-Cap Growth ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities that exhibit growth characteristics, as represented by the Russell Midcap® Growth Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2014, the total return for the Fund was 3.50%, net of fees, while the total return for the Index was 3.61%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	14.19%	14.09%	14.43%	14.19%	14.09%	14.43%
5 Years	16.89%	16.92%	17.12%	118.22%	118.52%	120.41%
10 Years	10.01%	10.03%	10.24%	159.63%	160.20%	164.99%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period [a]	Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,035.00	$1.28	$1,000.00	$1,023.80	$1.27	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

PORTFOLIO ALLOCATION

As of 9/30/14

Sector	Percentage of Total Investments*

Consumer Discretionary	23.30%
Information Technology	18.06
Industrials	16.37
Health Care	12.85
Financials	9.01
Consumer Staples	7.62
Energy	6.72
Materials	4.80
Telecommunication Services	1.06
Utilities	0.21

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/14

Security	Percentage of Total Investments*

Netflix Inc.	0.85%
Crown Castle International Corp.	0.84
Vertex Pharmaceuticals Inc.	0.83
Kroger Co. (The)	0.83
Intuit Inc.	0.78
Twitter Inc.	0.77
Tesla Motors Inc.	0.72
McGraw Hill Financial Inc.	0.72
Illumina Inc.	0.72
VF Corp.	0.71

TOTAL	7.77%

*	Excludes money market funds.

10	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® RUSSELL MID-CAP VALUE ETF

Performance as of September 30, 2014

The iShares Russell Mid-Cap Value ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities that exhibit value characteristics, as represented by the Russell Midcap® Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2014, the total return for the Fund was 2.72%, net of fees, while the total return for the Index was 2.83%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	17.15%	17.13%	17.46%	17.15%	17.13%	17.46%
5 Years	16.98%	16.99%	17.24%	119.06%	119.14%	121.49%
10 Years	10.00%	10.01%	10.17%	159.41%	159.54%	163.43%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period [a]	Beginning Account Value (4/1/14)	Ending Account Value (9/30/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,027.20	$1.27	$1,000.00	$1,023.80	$1.27	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

PORTFOLIO ALLOCATION

As of 9/30/14

Sector	Percentage of Total Investments*

Financials	32.08%
Utilities	11.84
Information Technology	10.84
Consumer Discretionary	10.14
Industrials	9.55
Health Care	9.30
Materials	7.13
Energy	5.43
Consumer Staples	3.36
Telecommunication Services	0.33

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/14

Security	Percentage of Total Investments*

Sempra Energy	0.87%
Cardinal Health Inc.	0.79
Cigna Corp.	0.75
PPL Corp.	0.73
Western Digital Corp.	0.73
Broadcom Corp. Class A	0.73
HCA Holdings Inc.	0.70
SunTrust Banks Inc.	0.68
Humana Inc.	0.68
Alcoa Inc.	0.63

TOTAL	7.29%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	11

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on April 1, 2014 and held through September 30, 2014, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

12	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments  (Unaudited)

iSHARES® CORE U.S. GROWTH ETF

September 30, 2014

Security	Shares	Value	% of Net Assets

COMMON STOCKS

AEROSPACE & DEFENSE
Boeing Co. (The)	32,480	$4,137,302	0.84%
Honeywell International Inc.	34,883	3,248,305	0.66
Lockheed Martin Corp.	12,052	2,202,865	0.45
Other securities[a]		4,227,927	0.85

		13,816,399	2.80
AIR FREIGHT & LOGISTICS
United Parcel Service Inc. Class B	31,531	3,099,182	0.63
Other securities[a]		1,892,879	0.38

		4,992,061	1.01
AIRLINES
Other securities[a]		3,619,288	0.74

		3,619,288	0.74
AUTO COMPONENTS
Other securities[a]		2,041,441	0.41

		2,041,441	0.41
AUTOMOBILES
Other securities[a]		1,723,039	0.35

		1,723,039	0.35
BEVERAGES
Coca-Cola Co. (The)	176,824	7,543,312	1.53
PepsiCo Inc.	67,518	6,285,251	1.28
Other securities[a]		2,951,874	0.60

		16,780,437	3.41
BIOTECHNOLOGY
Amgen Inc.	31,964	4,489,663	0.91
Biogen Idec Inc.[b]	10,566	3,495,338	0.71
Celgene Corp.[b]	35,673	3,381,087	0.69
Gilead Sciences Inc.[b]	68,391	7,280,222	1.48
Other securities[a]		9,971,492	2.02

		28,617,802	5.81
BUILDING PRODUCTS
Other securities[a]		1,479,872	0.30

		1,479,872	0.30
CAPITAL MARKETS
BlackRock Inc.[c]	2,163	710,156	0.14
Other securities[a]		5,117,525	1.04

		5,827,681	1.18

Security	Shares	Value	% of Net Assets

CHEMICALS
E.I. du Pont de Nemours and Co.	38,584	$2,768,788	0.56%
LyondellBasell Industries NV Class A	19,614	2,131,257	0.43
Monsanto Co.	23,326	2,624,408	0.53
Other securities[a]		9,894,017	2.02

		17,418,470	3.54
COMMERCIAL BANKS
Other securities[a]		607,465	0.12

		607,465	0.12
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		3,277,632	0.67

		3,277,632	0.67
COMMUNICATIONS EQUIPMENT
QUALCOMM Inc.	75,172	5,620,610	1.14
Other securities[a]		2,193,865	0.45

		7,814,475	1.59
COMPUTERS & PERIPHERALS
Apple Inc.	268,490	27,050,368	5.49
Other securities[a]		1,711,183	0.35

		28,761,551	5.84
CONSTRUCTION & ENGINEERING
Other securities[a]		978,327	0.20

		978,327	0.20
CONSTRUCTION MATERIALS
Other securities[a]		644,996	0.13

		644,996	0.13
CONSUMER FINANCE
American Express Co.	40,406	3,537,141	0.72
Other securities[a]		700,779	0.14

		4,237,920	0.86
CONTAINERS & PACKAGING
Other securities[a]		1,865,139	0.38

		1,865,139	0.38
DISTRIBUTORS
Other securities[a]		1,035,550	0.21

		1,035,550	0.21
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		996,562	0.20

		996,562	0.20

SUMMARY SCHEDULES OF INVESTMENTS	13

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. GROWTH ETF

September 30, 2014

Security	Shares	Value	% of Net Assets

DIVERSIFIED FINANCIAL SERVICES
Other securities[a]		$2,723,889	0.55%

		2,723,889	0.55
DIVERSIFIED TELECOMMUNICATION SERVICES
Verizon Communications Inc.	184,415	9,218,906	1.87
Other securities[a]		1,177,800	0.24

		10,396,706	2.11
ELECTRIC UTILITIES
Other securities[a]		235,906	0.05

		235,906	0.05
ELECTRICAL EQUIPMENT
Other securities[a]		3,554,008	0.72

		3,554,008	0.72
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		3,075,280	0.62

		3,075,280	0.62
ENERGY EQUIPMENT & SERVICES
Halliburton Co.	37,575	2,423,963	0.49
Schlumberger Ltd.	57,921	5,889,987	1.20
Other securities[a]		2,911,661	0.59

		11,225,611	2.28
FOOD & STAPLES RETAILING
Costco Wholesale Corp.	18,442	2,311,151	0.47
Other securities[a]		5,616,928	1.14

		7,928,079	1.61
FOOD PRODUCTS
Other securities[a]		8,206,623	1.67

		8,206,623	1.67
HEALTH CARE EQUIPMENT & SUPPLIES
Other securities[a]		9,067,672	1.84

		9,067,672	1.84
HEALTH CARE PROVIDERS & SERVICES
Other securities[a]		8,958,922	1.82

		8,958,922	1.82
HEALTH CARE TECHNOLOGY
Other securities[a]		1,575,775	0.32

		1,575,775	0.32
HOTELS, RESTAURANTS & LEISURE
McDonald’s Corp.	44,025	4,174,010	0.85
Starbucks Corp.	33,579	2,533,871	0.51

Security	Shares	Value	% of Net Assets

Other securities[a]		$8,478,936	1.72%

		15,186,817	3.08
HOUSEHOLD DURABLES
Other securities[a]		1,703,609	0.35

		1,703,609	0.35
HOUSEHOLD PRODUCTS
Colgate-Palmolive Co.	36,417	2,375,117	0.48
Other securities[a]		3,116,186	0.64

		5,491,303	1.12
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
Other securities[a]		133,182	0.03

		133,182	0.03
INDUSTRIAL CONGLOMERATES
3M Co.	29,142	4,128,838	0.84
Other securities[a]		816,277	0.16

		4,945,115	1.00
INSURANCE
Other securities[a]		2,405,784	0.49

		2,405,784	0.49
INTERNET & CATALOG RETAIL
Amazon.com Inc.[b]	16,733	5,395,388	1.10
Priceline Group Inc. (The)[b]	2,298	2,662,417	0.54
Other securities[a]		3,138,816	0.63

		11,196,621	2.27
INTERNET SOFTWARE & SERVICES
eBay Inc.[b]	56,455	3,197,047	0.65
Facebook Inc. Class Ab	87,934	6,950,303	1.41
Google Inc. Class Ab	12,501	7,355,713	1.49
Google Inc. Class Cb	12,649	7,303,027	1.48
Other securities[a]		5,935,108	1.21

		30,741,198	6.24
IT SERVICES
Accenture PLC Class A	28,145	2,288,751	0.46
International Business Machines Corp.	42,127	7,996,968	1.62
MasterCard Inc. Class A	44,781	3,310,212	0.67
Visa Inc. Class A	22,333	4,765,192	0.97
Other securities[a]		9,124,192	1.86

		27,485,315	5.58

14	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. GROWTH ETF

September 30, 2014

Security	Shares	Value	% of Net Assets

LEISURE EQUIPMENT & PRODUCTS
Other securities[a]		$1,021,368	0.21%

		1,021,368	0.21
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		3,552,448	0.72

		3,552,448	0.72
MACHINERY
Other securities[a]		10,624,231	2.16

		10,624,231	2.16
MARINE
Other securities[a]		314,680	0.06

		314,680	0.06
MEDIA
Comcast Corp. Class A	105,558	5,676,909	1.15
Twenty-First Century Fox Inc. Class A	62,444	2,141,205	0.43
Walt Disney Co. (The)	64,635	5,754,454	1.17
Other securities[a]		11,262,722	2.29

		24,835,290	5.04
METALS & MINING
Other securities[a]		802,811	0.16

		802,811	0.16
MULTI-UTILITIES
Other securities[a]		109,093	0.02

		109,093	0.02
MULTILINE RETAIL
Other securities[a]		3,045,878	0.62

		3,045,878	0.62
OIL, GAS & CONSUMABLE FUELS
EOG Resources Inc.	24,375	2,413,613	0.49
Other securities[a]		13,937,703	2.83

		16,351,316	3.32
PAPER & FOREST PRODUCTS
Other securities[a]		447,395	0.09

		447,395	0.09
PERSONAL PRODUCTS
Other securities[a]		1,233,287	0.25

		1,233,287	0.25
PHARMACEUTICALS
AbbVie Inc.	70,822	4,090,679	0.83
Actavis PLC[b]	11,297	2,725,740	0.55
Allergan Inc.	13,236	2,358,523	0.48

Security	Shares	Value	% of Net Assets

Johnson & Johnson	19,762	$2,106,432	0.43%
Other securities[a]		7,057,013	1.43

		18,338,387	3.72
PROFESSIONAL SERVICES
Other securities[a]		2,374,606	0.48

		2,374,606	0.48
REAL ESTATE INVESTMENT TRUSTS (REITS)
Other securities[a]		9,034,235	1.83

		9,034,235	1.83
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		780,070	0.16

		780,070	0.16
ROAD & RAIL
Union Pacific Corp.	40,345	4,374,205	0.89
Other securities[a]		2,701,646	0.55

		7,075,851	1.44
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Texas Instruments Inc.	48,033	2,290,694	0.46
Other securities[a]		9,652,807	1.96

		11,943,501	2.42
SOFTWARE
Microsoft Corp.	237,997	11,033,541	2.24
Oracle Corp.	146,279	5,599,560	1.14
Other securities[a]		12,349,820	2.50

		28,982,921	5.88
SPECIALTY RETAIL
Home Depot Inc. (The)	60,909	5,587,792	1.13
Lowe’s Companies Inc.	45,334	2,399,075	0.49
Other securities[a]		10,167,324	2.07

		18,154,191	3.69
TEXTILES, APPAREL & LUXURY GOODS
Nike Inc. Class B	31,081	2,772,425	0.56
Other securities[a]		5,048,658	1.03

		7,821,083	1.59
THRIFTS & MORTGAGE FINANCE
Other securities[a]		334,709	0.07

		334,709	0.07
TOBACCO
Altria Group Inc.	83,702	3,845,270	0.78
Philip Morris International Inc.	41,126	3,429,908	0.70

SUMMARY SCHEDULES OF INVESTMENTS	15

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. GROWTH ETF

September 30, 2014

Security	Shares	Value	% of Net Assets

Other securities[a]		$1,630,117	0.33%

		8,905,295	1.81
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		2,477,942	0.50

		2,477,942	0.50
TRANSPORTATION INFRASTRUCTURE
Other securities[a]		4,924	—

		4,924	—
WATER UTILITIES
Other securities[a]		19,929	—

		19,929	—
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		682,728	0.14

		682,728	0.14

TOTAL COMMON STOCKS
(Cost: $378,288,598)		492,041,691	99.88

WARRANTS

OIL, GAS & CONSUMABLE FUELS
Other securities[a]		—	—

		—	—

TOTAL WARRANTS
(Cost: $0)		—	—

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	19,975,268	19,975,268	4.05
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	1,238,481	1,238,481	0.25
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	714,876	714,876	0.15

		21,928,625	4.45

TOTAL SHORT-TERM INVESTMENTS
(Cost: $21,928,625)		21,928,625	4.45

	Value	% of Net Assets

TOTAL INVESTMENTS IN SECURITIES
(Cost: $400,217,223)	$513,970,316	104.33%
Other Assets, Less Liabilities	(21,329,771)	(4.33)

NET ASSETS	$492,640,545	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2014. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

16	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® CORE U.S. VALUE ETF

September 30, 2014

Security	Shares	Value	% of Net Assets

COMMON STOCKS

AEROSPACE & DEFENSE
General Dynamics Corp.	20,357	$2,587,171	0.36%
United Technologies Corp.	54,188	5,722,253	0.80
Other securities[a]		7,465,489	1.04

		15,774,913	2.20
AIR FREIGHT & LOGISTICS
Other securities[a]		2,051,885	0.29

		2,051,885	0.29
AIRLINES
Other securities[a]		2,401,080	0.34

		2,401,080	0.34
AUTO COMPONENTS
Other securities[a]		3,073,748	0.43

		3,073,748	0.43
AUTOMOBILES
Ford Motor Co.	258,504	3,823,274	0.53
General Motors Co.	106,753	3,409,691	0.48

		7,232,965	1.01
BEVERAGES
Other securities[a]		746,839	0.10

		746,839	0.10
BIOTECHNOLOGY
Other securities[a]		927,661	0.13

		927,661	0.13
BUILDING PRODUCTS
Other securities[a]		1,003,120	0.14

		1,003,120	0.14
CAPITAL MARKETS
Bank of New York Mellon Corp. (The)	75,910	2,939,994	0.41
BlackRock Inc.[b]	5,233	1,718,099	0.24
Goldman Sachs Group Inc. (The)	29,766	5,464,145	0.76
Morgan Stanley	102,098	3,529,528	0.49
Other securities[a]		9,592,075	1.35

		23,243,841	3.25
CHEMICALS
Dow Chemical Co. (The)	67,325	3,530,523	0.49
Other securities[a]		8,260,768	1.16

		11,791,291	1.65

Security	Shares	Value	% of Net Assets

COMMERCIAL BANKS
Bank of America Corp.	699,444	$11,925,520	1.67%
Citigroup Inc.	202,037	10,469,557	1.46
J.P. Morgan Chase & Co.	251,779	15,167,167	2.12
PNC Financial Services Group Inc. (The)[b]	35,555	3,042,797	0.43
U.S. Bancorp	114,347	4,783,135	0.67
Wells Fargo & Co.	317,713	16,479,773	2.30
Other securities[a]		20,659,685	2.88

		82,527,634	11.53
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		4,804,971	0.67

		4,804,971	0.67
COMMUNICATIONS EQUIPMENT
Cisco Systems Inc.	340,991	8,582,743	1.20
Other securities[a]		2,778,311	0.39

		11,361,054	1.59
COMPUTERS & PERIPHERALS
EMC Corp.	122,789	3,592,806	0.50
Hewlett-Packard Co.	126,150	4,474,540	0.63
Other securities[a]		3,610,827	0.50

		11,678,173	1.63
CONSTRUCTION & ENGINEERING
Other securities[a]		2,347,555	0.33

		2,347,555	0.33
CONSTRUCTION MATERIALS
Other securities[a]		524,535	0.07

		524,535	0.07
CONSUMER FINANCE
Capital One Financial Corp.	38,048	3,105,478	0.43
Other securities[a]		3,199,522	0.45

		6,305,000	0.88
CONTAINERS & PACKAGING
Other securities[a]		2,112,762	0.30

		2,112,762	0.30
DISTRIBUTORS
Other securities[a]		148,219	0.02

		148,219	0.02
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		1,071,012	0.15

		1,071,012	0.15

SUMMARY SCHEDULES OF INVESTMENTS	17

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. VALUE ETF

September 30, 2014

Security	Shares	Value	% of Net Assets

DIVERSIFIED FINANCIAL SERVICES
Berkshire Hathaway Inc. Class B	121,762	$16,820,203	2.35%
Other securities[a]		4,291,141	0.60

		21,111,344	2.95
DIVERSIFIED TELECOMMUNICATION SERVICES
AT&T Inc.	345,249	12,166,575	1.70
Other securities[a]		2,351,052	0.33

		14,517,627	2.03
ELECTRIC UTILITIES
Duke Energy Corp.	47,078	3,520,022	0.49
NextEra Energy Inc.	29,031	2,725,430	0.38
Southern Co. (The)	59,343	2,590,322	0.36
Other securities[a]		13,565,634	1.90

		22,401,408	3.13
ELECTRICAL EQUIPMENT
Other securities[a]		3,922,843	0.55

		3,922,843	0.55
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		4,519,646	0.63

		4,519,646	0.63
ENERGY EQUIPMENT & SERVICES
Other securities[a]		8,115,232	1.13

		8,115,232	1.13
FOOD & STAPLES RETAILING
CVS Health Corp.	66,778	5,314,861	0.74
Wal-Mart Stores Inc.	95,235	7,282,620	1.02
Other securities[a]		3,508,392	0.49

		16,105,873	2.25
FOOD PRODUCTS
Mondelez International Inc. Class A	112,594	3,858,033	0.54
Other securities[a]		6,821,692	0.95

		10,679,725	1.49
GAS UTILITIES
Other securities[a]		2,869,413	0.40

		2,869,413	0.40
HEALTH CARE EQUIPMENT & SUPPLIES
Abbott Laboratories	99,977	4,158,043	0.58
Covidien PLC	29,998	2,595,127	0.36
Medtronic Inc.	66,499	4,119,613	0.58

Security	Shares	Value	% of Net Assets

Other securities[a]		$6,132,348	0.86%

		17,005,131	2.38
HEALTH CARE PROVIDERS & SERVICES
UnitedHealth Group Inc.	65,224	5,625,570	0.79
Other securities[a]		14,765,999	2.06

		20,391,569	2.85
HEALTH CARE TECHNOLOGY
Other securities[a]		109,508	0.02

		109,508	0.02
HOTELS, RESTAURANTS & LEISURE
Other securities[a]		5,256,364	0.74

		5,256,364	0.74
HOUSEHOLD DURABLES
Other securities[a]		4,961,244	0.69

		4,961,244	0.69
HOUSEHOLD PRODUCTS
Procter & Gamble Co. (The)	169,747	14,214,614	1.99
Other securities[a]		1,604,700	0.22

		15,819,314	2.21
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
Other securities[a]		2,220,317	0.31

		2,220,317	0.31
INDUSTRIAL CONGLOMERATES
General Electric Co.	667,142	17,092,178	2.39
Other securities[a]		3,224,057	0.45

		20,316,235	2.84
INSURANCE
American International Group Inc.	96,296	5,201,910	0.73
MetLife Inc.	62,281	3,345,735	0.47
Prudential Financial Inc.	30,622	2,692,899	0.38
Other securities[a]		28,643,004	3.99

		39,883,548	5.57
INTERNET & CATALOG RETAIL
Other securities[a]		665,210	0.09

		665,210	0.09
INTERNET SOFTWARE & SERVICES
Yahoo! Inc.	67,020	2,731,065	0.38
Other securities[a]		884,512	0.13

		3,615,577	0.51

18	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. VALUE ETF

September 30, 2014

Security	Shares	Value	% of Net Assets

IT SERVICES
Other securities[a]		$4,462,917	0.62%

		4,462,917	0.62
LEISURE EQUIPMENT & PRODUCTS
Other securities[a]		765,038	0.11

		765,038	0.11
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		4,203,471	0.59

		4,203,471	0.59
MACHINERY
Caterpillar Inc.	32,743	3,242,539	0.45
Other securities[a]		9,476,841	1.33

		12,719,380	1.78
MARINE
Other securities[a]		170,592	0.02

		170,592	0.02
MEDIA
Time Warner Inc.	58,717	4,416,106	0.62
Other securities[a]		8,690,983	1.21

		13,107,089	1.83
METALS & MINING
Other securities[a]		8,376,609	1.17

		8,376,609	1.17
MULTI-UTILITIES
Other securities[a]		14,682,812	2.05

		14,682,812	2.05
MULTILINE RETAIL
Other securities[a]		4,280,447	0.60

		4,280,447	0.60
OIL, GAS & CONSUMABLE FUELS
Anadarko Petroleum Corp.	31,165	3,161,378	0.44
Chevron Corp.	126,641	15,110,804	2.11
ConocoPhillips	81,722	6,253,367	0.87
Exxon Mobil Corp.	285,757	26,875,446	3.76
Occidental Petroleum Corp.	52,294	5,028,068	0.70
Other securities[a]		23,890,609	3.34

		80,319,672	11.22
PAPER & FOREST PRODUCTS
Other securities[a]		1,667,103	0.23

		1,667,103	0.23

Security	Shares	Value	% of Net Assets

PERSONAL PRODUCTS
Other securities[a]		$331,747	0.05%

		331,747	0.05
PHARMACEUTICALS
Bristol-Myers Squibb Co.	70,930	3,630,197	0.51
Eli Lilly and Co.	65,488	4,246,897	0.59
Johnson & Johnson	158,667	16,912,316	2.36
Merck & Co. Inc.	167,141	9,908,118	1.38
Pfizer Inc.	424,295	12,546,403	1.75
Other securities[a]		2,004,237	0.29

		49,248,168	6.88
PROFESSIONAL SERVICES
Other securities[a]		2,095,045	0.29

		2,095,045	0.29
REAL ESTATE INVESTMENT TRUSTS (REITS)
PennyMac Mortgage Investment Trust[b]	2,669	57,197	0.01
Other securities[a]		36,561,459	5.11

		36,618,656	5.12
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		1,257,146	0.18

		1,257,146	0.18
ROAD & RAIL
Other securities[a]		5,103,445	0.71

		5,103,445	0.71
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Intel Corp.	302,931	10,548,057	1.47
Other securities[a]		7,744,074	1.09

		18,292,131	2.56
SOFTWARE
Microsoft Corp.	194,098	8,998,383	1.26
Other securities[a]		4,471,620	0.62

		13,470,003	1.88
SPECIALTY RETAIL
Other securities[a]		6,289,933	0.88

		6,289,933	0.88
TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		520,615	0.07

		520,615	0.07
THRIFTS & MORTGAGE FINANCE
PennyMac Financial Services Inc. Class Ab	726	10,636	—

SUMMARY SCHEDULES OF INVESTMENTS	19

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. VALUE ETF

September 30, 2014

Security	Shares	Value	% of Net Assets

Other securities[a]		$2,853,021	0.40%

		2,863,657	0.40
TOBACCO
Philip Morris International Inc.	43,241	3,606,300	0.50
Other securities[a]		743,217	0.11

		4,349,517	0.61
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		1,333,593	0.19

		1,333,593	0.19
TRANSPORTATION INFRASTRUCTURE
Other securities[a]		50,495	0.01

		50,495	0.01
WATER UTILITIES
Other securities[a]		1,078,482	0.15

		1,078,482	0.15
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		1,014,424	0.14

		1,014,424	0.14

TOTAL COMMON STOCKS
(Cost: $661,630,780)		714,287,573	99.82

WARRANTS

OIL, GAS & CONSUMABLE FUELS
Other securities[a]		—	—

		—	—

TOTAL WARRANTS
(Cost: $0)		—	—

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[b,c,d]	14,029,809	14,029,809	1.96
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[b,c,d]	869,859	869,859	0.12

Security	Shares	Value	% of Net Assets

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	589,969	$589,969	0.08%

		15,489,637	2.16

TOTAL SHORT-TERM INVESTMENTS
(Cost: $15,489,637)		15,489,637	2.16

TOTAL INVESTMENTS IN SECURITIES
(Cost: $677,120,417)		729,777,210	101.98
Other Assets, Less Liabilities		(14,173,034)	(1.98)

NET ASSETS		$715,604,176	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2014. Other securities may include securities on loan and non-income earning securities.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

20	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® MICRO-CAP ETF

September 30, 2014

Security	Shares	Value	% of Net Assets

COMMON STOCKS

AEROSPACE & DEFENSE
Taser International Inc.[a,b]	128,734	$1,987,653	0.24%
Other securities[c]		9,375,621	1.16

		11,363,274	1.40
AIR FREIGHT & LOGISTICS
Other securities[c]		3,158,713	0.39

		3,158,713	0.39
AIRLINES
Other securities[c]		2,697,941	0.33

		2,697,941	0.33
AUTO COMPONENTS
Other securities[c]		7,999,698	0.98

		7,999,698	0.98
AUTOMOBILES
Other securities[c]		1,407,779	0.17

		1,407,779	0.17
BEVERAGES
Other securities[c]		1,108,661	0.14

		1,108,661	0.14
BIOTECHNOLOGY
Achillion Pharmaceuticals Inc.[a,b]	236,930	2,364,561	0.29
AMAG Pharmaceuticals Inc.[a]	53,758	1,715,418	0.21
Anacor Pharmaceuticals Inc.[a,b]	76,649	1,875,601	0.23
Arrowhead Research Corp.[a,b]	130,044	1,920,750	0.24
BioCryst Pharmaceuticals Inc.[a]	169,092	1,653,720	0.20
Bluebird Bio Inc.[a]	50,627	1,816,497	0.22
Chimerix Inc.[a,b]	65,988	1,822,588	0.22
PTC Therapeutics Inc.[a,b]	54,361	2,392,428	0.29
Receptos Inc.[a,b]	44,949	2,791,782	0.34
Repligen Corp.[a,b]	81,232	1,617,329	0.20
Other securities[c]		59,943,595	7.39

		79,914,269	9.83
BUILDING PRODUCTS
Other securities[c]		5,866,488	0.72

		5,866,488	0.72

Security	Shares	Value	% of Net Assets

CAPITAL MARKETS
Other securities[c]		$14,486,112	1.78%

		14,486,112	1.78
CHEMICALS
Other securities[c]		9,335,442	1.15

		9,335,442	1.15
COMMERCIAL BANKS
Banner Corp.	46,531	1,790,048	0.22
Eagle Bancorp Inc.[a,b]	53,676	1,707,970	0.21
First Merchants Corp.	81,712	1,651,400	0.20
Renasant Corp.	70,041	1,894,609	0.23
Other securities[c]		89,705,544	11.04

		96,749,571	11.90
COMMERCIAL SERVICES & SUPPLIES
Team Inc.[a,b]	48,066	1,822,182	0.22
Other securities[c]		11,507,427	1.42

		13,329,609	1.64
COMMUNICATIONS EQUIPMENT
Other securities[c]		16,041,489	1.97

		16,041,489	1.97
COMPUTERS & PERIPHERALS
Other securities[c]		5,834,197	0.72

		5,834,197	0.72
CONSTRUCTION & ENGINEERING
Other securities[c]		8,729,494	1.07

		8,729,494	1.07
CONSTRUCTION MATERIALS
Other securities[c]		1,264,185	0.16

		1,264,185	0.16
CONSUMER FINANCE
Other securities[c]		2,363,662	0.29

		2,363,662	0.29
CONTAINERS & PACKAGING
Other securities[c]		1,874,679	0.23

		1,874,679	0.23
DISTRIBUTORS
Other securities[c]		885,263	0.11

		885,263	0.11
DIVERSIFIED CONSUMER SERVICES
Other securities[c]		3,754,416	0.46

		3,754,416	0.46

SUMMARY SCHEDULES OF INVESTMENTS	21

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

September 30, 2014

Security	Shares	Value	% of Net Assets

DIVERSIFIED FINANCIAL SERVICES
Other securities[c]		$3,294,244	0.41%

		3,294,244	0.41
DIVERSIFIED TELECOMMUNICATION SERVICES
Consolidated Communications Holdings Inc.	95,689	2,397,009	0.29
Other securities[c]		10,970,628	1.36

		13,367,637	1.65
ELECTRIC UTILITIES
Other securities[c]		1,339,777	0.17

		1,339,777	0.17
ELECTRICAL EQUIPMENT
Other securities[c]		8,687,801	1.07

		8,687,801	1.07
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[c]		18,112,395	2.23

		18,112,395	2.23
ENERGY EQUIPMENT & SERVICES
Other securities[c]		11,153,135	1.37

		11,153,135	1.37
FOOD & STAPLES RETAILING
Other securities[c]		3,238,444	0.40

		3,238,444	0.40
FOOD PRODUCTS
Annie’s Inc.[a]	41,607	1,909,761	0.23
Boulder Brands Inc.[a,b]	144,299	1,966,795	0.24
Other securities[c]		7,624,592	0.95

		11,501,148	1.42
GAS UTILITIES
Other securities[c]		2,267,287	0.28

		2,267,287	0.28
HEALTH CARE EQUIPMENT & SUPPLIES
Cardiovascular Systems Inc.[a,b]	71,606	1,692,050	0.21
Natus Medical Inc.[a,b]	76,771	2,265,512	0.28
Zeltiq Aesthetics Inc.[a,b]	71,157	1,610,283	0.20
Other securities[c]		28,483,625	3.50

		34,051,470	4.19

Security	Shares	Value	% of Net Assets

HEALTH CARE PROVIDERS & SERVICES
AMN Healthcare Services Inc.[a]	110,770	$1,739,089	0.21%
Ensign Group Inc. (The)	46,916	1,632,677	0.20
PharMerica Corp.[a]	70,340	1,718,406	0.21
Other securities[c]		15,324,344	1.89

		20,414,516	2.51
HEALTH CARE TECHNOLOGY
Other securities[c]		3,031,974	0.37

		3,031,974	0.37
HOTELS, RESTAURANTS & LEISURE
Multimedia Games Holding Co. Inc.[a]	69,365	2,497,834	0.31
Other securities[c]		16,932,828	2.08

		19,430,662	2.39
HOUSEHOLD DURABLES
TRI Pointe Homes Inc.[a]	350,944	4,541,215	0.56
Universal Electronics Inc.[a,b]	38,601	1,905,731	0.23
Other securities[c]		12,076,791	1.49

		18,523,737	2.28
HOUSEHOLD PRODUCTS
Other securities[c]		1,655,075	0.20

		1,655,075	0.20
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
Other securities[c]		994,821	0.12

		994,821	0.12
INSURANCE
Amerisafe Inc.	42,726	1,671,014	0.21
Other securities[c]		12,845,167	1.58

		14,516,181	1.79
INTERNET & CATALOG RETAIL
Other securities[c]		6,173,679	0.76

		6,173,679	0.76
INTERNET SOFTWARE & SERVICES
LivePerson Inc.[a]	130,296	1,640,427	0.20
Move Inc.[a,b]	95,627	2,004,342	0.25
Other securities[c]		28,177,922	3.47

		31,822,691	3.92

22	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

September 30, 2014

Security	Shares	Value	% of Net Assets

IT SERVICES
Other securities[c]		$8,942,909	1.10%

		8,942,909	1.10
LEISURE EQUIPMENT & PRODUCTS
Other securities[c]		6,212,483	0.76

		6,212,483	0.76
LIFE SCIENCES TOOLS & SERVICES
Fluidigm Corp.[a,b]	69,726	1,708,287	0.21
Other securities[c]		7,886,116	0.97

		9,594,403	1.18
MACHINERY
Federal Signal Corp.	144,631	1,914,914	0.24
Other securities[c]		16,544,994	2.03

		18,459,908	2.27
MARINE
Other securities[c]		1,860,704	0.23

		1,860,704	0.23
MEDIA
Carmike Cinemas Inc.[a]	58,310	1,806,444	0.22
Other securities[c]		12,412,495	1.53

		14,218,939	1.75
METALS & MINING
Horsehead Holding Corp.[a,b]	119,397	1,973,632	0.24
Other securities[c]		6,109,558	0.75

		8,083,190	0.99
MULTILINE RETAIL
Tuesday Morning Corp.[a,b]	104,750	2,032,674	0.25
Other securities[c]		1,603,268	0.20

		3,635,942	0.45
OIL, GAS & CONSUMABLE FUELS
Triangle Petroleum Corp.[a,b]	181,974	2,003,534	0.25
Other securities[c]		26,272,579	3.23

		28,276,113	3.48
PAPER & FOREST PRODUCTS
Neenah Paper Inc.	38,518	2,059,943	0.25
Other securities[c]		899,207	0.11

		2,959,150	0.36

Security	Shares	Value	% of Net Assets

PERSONAL PRODUCTS
Other securities[c]		$3,738,044	0.46%

		3,738,044	0.46
PHARMACEUTICALS
AVANIR Pharmaceuticals Inc. Class Aa,b	399,759	4,765,127	0.59
BioDelivery Sciences International Inc.[a]	105,345	1,800,346	0.22
Depomed Inc.[a,b]	142,795	2,169,056	0.27
Other securities[c]		18,650,298	2.29

		27,384,827	3.37
PROFESSIONAL SERVICES
Other securities[c]		8,612,920	1.06

		8,612,920	1.06
REAL ESTATE INVESTMENT TRUSTS (REITS)
Apollo Commercial Real Estate Finance Inc.	103,495	1,625,906	0.20
Chatham Lodging Trust	81,752	1,886,836	0.23
CyrusOne Inc.[b]	78,714	1,892,285	0.23
Excel Trust Inc.	148,193	1,744,232	0.21
Kite Realty Group Trust	72,784	1,764,284	0.22
Summit Hotel Properties Inc.	202,094	2,178,573	0.27
Other securities[c]		33,326,651	4.10

		44,418,767	5.46
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[c]		1,288,985	0.16

		1,288,985	0.16
ROAD & RAIL
Other securities[c]		5,041,111	0.62

		5,041,111	0.62
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Ambarella Inc.[a]	69,307	3,026,637	0.37
Other securities[c]		22,730,762	2.80

		25,757,399	3.17
SOFTWARE
Ellie Mae Inc.[a,b]	68,510	2,233,426	0.27
Other securities[c]		20,961,456	2.58

		23,194,882	2.85

SUMMARY SCHEDULES OF INVESTMENTS	23

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

September 30, 2014

Security	Shares	Value	% of Net Assets

SPECIALTY RETAIL
Other securities[c]		$13,165,453	1.62%

		13,165,453	1.62
TEXTILES, APPAREL & LUXURY GOODS
Other securities[c]		3,997,409	0.49

		3,997,409	0.49
THRIFTS & MORTGAGE FINANCE
United Financial Bancorp Inc.	127,740	1,621,021	0.20
Other securities[c]		26,344,941	3.24

		27,965,962	3.44
TOBACCO
Other securities[c]		653,078	0.08

		653,078	0.08
TRADING COMPANIES & DISTRIBUTORS
Other securities[c]		5,230,431	0.64

		5,230,431	0.64
WATER UTILITIES
Other securities[c]		4,739,584	0.58

		4,739,584	0.58
WIRELESS TELECOMMUNICATION SERVICES
Other securities[c]		2,619,176	0.32

		2,619,176	0.32

TOTAL COMMON STOCKS
(Cost: $839,658,169)		811,793,385	99.86

RIGHTS

OIL, GAS & CONSUMABLE FUELS
Other securities[c]		7,474	—

		7,474	—

TOTAL RIGHTS
(Cost: $9,832)		7,474	—

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[d,e,f]	177,997,797	177,997,797	21.89
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[d,e,f]	11,035,997	11,035,997	1.36

Security	Shares	Value	% of Net Assets

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	1,055,561	$1,055,561	0.13%

		190,089,355	23.38

TOTAL SHORT-TERM INVESTMENTS
(Cost: $190,089,355)		190,089,355	23.38

TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,029,757,356)		1,001,890,214	123.24
Other Assets, Less Liabilities		(188,899,433)	(23.24)

NET ASSETS		$812,990,781	100.00%

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2014. Other securities may include securities on loan and non-income earning securities.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

24	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL 3000 ETF

September 30, 2014

Security	Shares	Value	% of Net Assets

COMMON STOCKS

AEROSPACE & DEFENSE
Boeing Co. (The)	189,032	$24,078,896	0.43%
United Technologies Corp.	237,854	25,117,382	0.44
Other securities[a]		92,728,576	1.64

		141,924,854	2.51
AIR FREIGHT & LOGISTICS
Other securities[a]		37,184,213	0.66

		37,184,213	0.66
AIRLINES
Other securities[a]		30,556,942	0.54

		30,556,942	0.54
AUTO COMPONENTS
Other securities[a]		23,808,954	0.42

		23,808,954	0.42
AUTOMOBILES
Other securities[a]		38,279,411	0.68

		38,279,411	0.68
BEVERAGES
Coca-Cola Co. (The)	1,030,131	43,945,388	0.78
PepsiCo Inc.	393,335	36,615,555	0.65
Other securities[a]		20,091,469	0.35

		100,652,412	1.78
BIOTECHNOLOGY
Amgen Inc.	196,413	27,588,170	0.49
Biogen Idec Inc.[b,c]	61,546	20,360,032	0.36
Gilead Sciences Inc.[b]	398,423	42,412,128	0.75
Other securities[a]		79,882,711	1.41

		170,243,041	3.01
BUILDING PRODUCTS
Other securities[a]		12,514,679	0.22

		12,514,679	0.22
CAPITAL MARKETS
BlackRock Inc.[d]	33,140	10,880,525	0.19
Goldman Sachs Group Inc. (The)	116,027	21,299,076	0.38
Other securities[a]		92,537,785	1.63

		124,717,386	2.20
CHEMICALS
Other securities[a]		147,706,981	2.61

		147,706,981	2.61

Security	Shares	Value	% of Net Assets

COMMERCIAL BANKS
Bank of America Corp.	2,728,195	$46,515,725	0.82%
Citigroup Inc.	788,134	40,841,104	0.72
J.P. Morgan Chase & Co.	981,893	59,149,234	1.05
PNC Financial Services Group Inc. (The)[d]	138,763	11,875,338	0.21
Wells Fargo & Co.	1,238,964	64,265,063	1.14
Other securities[a]		102,526,821	1.81

		325,173,285	5.75
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		37,541,043	0.66

		37,541,043	0.66
COMMUNICATIONS EQUIPMENT
Cisco Systems Inc.	1,329,079	33,452,918	0.59
QUALCOMM Inc.	437,918	32,743,129	0.58
Other securities[a]		23,670,057	0.42

		89,866,104	1.59
COMPUTERS & PERIPHERALS
Apple Inc.	1,564,257	157,598,893	2.79
Other securities[a]		55,514,250	0.98

		213,113,143	3.77
CONSTRUCTION & ENGINEERING
Other securities[a]		14,899,545	0.26

		14,899,545	0.26
CONSTRUCTION MATERIALS
Other securities[a]		5,714,463	0.10

		5,714,463	0.10
CONSUMER FINANCE
American Express Co.	235,035	20,574,964	0.36
Other securities[a]		28,630,881	0.51

		49,205,845	0.87
CONTAINERS & PACKAGING
Other securities[a]		19,099,512	0.34

		19,099,512	0.34
DISTRIBUTORS
Other securities[a]		6,665,954	0.12

		6,665,954	0.12
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		9,916,310	0.17

		9,916,310	0.17

SUMMARY SCHEDULES OF INVESTMENTS	25

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

September 30, 2014

Security	Shares	Value	% of Net Assets

DIVERSIFIED FINANCIAL SERVICES
Berkshire Hathaway Inc. Class Bb	474,822	$65,591,911	1.16%
Other securities[a]		32,682,160	0.58

		98,274,071	1.74
DIVERSIFIED TELECOMMUNICATION SERVICES
AT&T Inc.	1,346,629	47,455,206	0.84
Verizon Communications Inc.	1,074,373	53,707,906	0.95
Other securities[a]		15,958,764	0.28

		117,121,876	2.07
ELECTRIC UTILITIES
Other securities[a]		88,688,957	1.57

		88,688,957	1.57
ELECTRICAL EQUIPMENT
Other securities[a]		36,217,161	0.64

		36,217,161	0.64
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		35,503,422	0.63

		35,503,422	0.63
ENERGY EQUIPMENT & SERVICES
Schlumberger Ltd.	337,425	34,312,748	0.61
Other securities[a]		62,640,777	1.10

		96,953,525	1.71
FOOD & STAPLES RETAILING
CVS Health Corp.	303,368	24,145,059	0.43
Wal-Mart Stores Inc.	413,363	31,609,869	0.56
Other securities[a]		53,207,587	0.94

		108,962,515	1.93
FOOD PRODUCTS
Other securities[a]		89,550,874	1.58

		89,550,874	1.58
GAS UTILITIES
Other securities[a]		11,115,556	0.20

		11,115,556	0.20
HEALTH CARE EQUIPMENT & SUPPLIES
Other securities[a]		119,022,869	2.10

		119,022,869	2.10
HEALTH CARE PROVIDERS & SERVICES
UnitedHealth Group Inc.	254,238	21,928,028	0.39

Security	Shares	Value	% of Net Assets

Other securities[a]		$109,827,021	1.94%

		131,755,049	2.33
HEALTH CARE TECHNOLOGY
Other securities[a]		9,479,057	0.17

		9,479,057	0.17
HOTELS, RESTAURANTS & LEISURE
McDonald’s Corp.	256,231	24,293,261	0.43
Other securities[a]		84,692,199	1.50

		108,985,460	1.93
HOUSEHOLD DURABLES
Other securities[a]		29,120,693	0.51

		29,120,693	0.51
HOUSEHOLD PRODUCTS
Procter & Gamble Co. (The)	702,026	58,787,657	1.04
Other securities[a]		34,910,861	0.62

		93,698,518	1.66
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
Other securities[a]		9,417,281	0.17

		9,417,281	0.17
INDUSTRIAL CONGLOMERATES
3M Co.	169,759	24,051,455	0.43
General Electric Co.	2,601,550	66,651,711	1.18
Other securities[a]		17,354,414	0.30

		108,057,580	1.91
INSURANCE
American International Group Inc.	374,796	20,246,480	0.36
Other securities[a]		149,423,107	2.64

		169,669,587	3.00
INTERNET & CATALOG RETAIL
Amazon.com Inc.[b]	97,474	31,429,516	0.56
Other securities[a]		36,392,506	0.64

		67,822,022	1.20
INTERNET SOFTWARE & SERVICES
Facebook Inc. Class Ab	512,273	40,490,058	0.72
Google Inc. Class Ab	72,823	42,849,781	0.76
Google Inc. Class Cb	73,685	42,542,772	0.75
Other securities[a]		67,227,482	1.18

		193,110,093	3.41

26	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

September 30, 2014

Security	Shares	Value	% of Net Assets

IT SERVICES
International Business Machines Corp.	245,421	$46,588,268	0.82%
Visa Inc. Class A	130,100	27,759,437	0.49
Other securities[a]		103,320,067	1.83

		177,667,772	3.14
LEISURE EQUIPMENT & PRODUCTS
Other securities[a]		9,009,048	0.16

		9,009,048	0.16
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		37,221,907	0.66

		37,221,907	0.66
MACHINERY
Other securities[a]		111,599,984	1.97

		111,599,984	1.97
MARINE
Other securities[a]		2,475,799	0.04

		2,475,799	0.04
MEDIA
Comcast Corp. Class A	672,055	36,143,118	0.64
Walt Disney Co. (The)	449,318	40,002,782	0.71
Other securities[a]		119,529,850	2.11

		195,675,750	3.46
METALS & MINING
Other securities[a]		37,297,758	0.66

		37,297,758	0.66
MULTI-UTILITIES
Other securities[a]		57,859,201	1.02

		57,859,201	1.02
MULTILINE RETAIL
Other securities[a]		34,392,983	0.61

		34,392,983	0.61
OIL, GAS & CONSUMABLE FUELS
Chevron Corp.	493,880	58,929,762	1.04
ConocoPhillips	318,305	24,356,699	0.43
Exxon Mobil Corp.	1,114,088	104,779,976	1.85
Other securities[a]		220,171,990	3.89

		408,238,427	7.21
PAPER & FOREST PRODUCTS
Other securities[a]		9,165,233	0.16

		9,165,233	0.16

Security	Shares	Value	% of Net Assets

PERSONAL PRODUCTS
Other securities[a]		$8,449,037	0.15%

		8,449,037	0.15
PHARMACEUTICALS
AbbVie Inc.	412,367	23,818,318	0.42
Bristol-Myers Squibb Co.	429,977	22,006,223	0.39
Johnson & Johnson	733,961	78,232,903	1.38
Merck & Co. Inc.	758,186	44,945,266	0.79
Pfizer Inc.	1,654,893	48,935,186	0.86
Other securities[a]		81,000,923	1.44

		298,938,819	5.28
PROFESSIONAL SERVICES
Other securities[a]		22,069,201	0.39

		22,069,201	0.39
REAL ESTATE INVESTMENT TRUSTS (REITS)
PennyMac Mortgage Investment Trust[d]	14,647	313,885	0.01
Other securities[a]		195,116,783	3.44

		195,430,668	3.45
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		9,680,848	0.17

		9,680,848	0.17
ROAD & RAIL
Union Pacific Corp.	235,024	25,481,302	0.45
Other securities[a]		35,611,873	0.63

		61,093,175	1.08
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Intel Corp.	1,291,502	44,970,100	0.79
Other securities[a]		95,958,659	1.70

		140,928,759	2.49
SOFTWARE
Microsoft Corp.	2,143,000	99,349,480	1.76
Oracle Corp.	852,162	32,620,761	0.58
Other securities[a]		89,295,065	1.57

		221,265,306	3.91
SPECIALTY RETAIL
Home Depot Inc. (The)	354,828	32,551,921	0.58
Other securities[a]		97,754,760	1.72

		130,306,681	2.30

SUMMARY SCHEDULES OF INVESTMENTS	27

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

September 30, 2014

Security	Shares	Value	% of Net Assets

TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		$47,676,028	0.84%

		47,676,028	0.84
THRIFTS & MORTGAGE FINANCE
PennyMac Financial Services Inc. Class Ab,d	3,152	46,177	—
Other securities[a]		13,269,619	0.23

		13,315,796	0.23
TOBACCO
Altria Group Inc.	515,410	23,677,935	0.42
Philip Morris International Inc.	408,080	34,033,872	0.60
Other securities[a]		11,157,872	0.20

		68,869,679	1.22
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		19,544,264	0.34

		19,544,264	0.34
TRANSPORTATION INFRASTRUCTURE
Other securities[a]		235,979	—

		235,979	—
WATER UTILITIES
Other securities[a]		4,293,207	0.08

		4,293,207	0.08
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		7,944,552	0.14

		7,944,552	0.14

TOTAL COMMON STOCKS
(Cost: $4,346,365,970)		5,651,956,104	99.88

WARRANTS

OIL, GAS & CONSUMABLE FUELS
Other securities[a]		—	—

		—	—

TOTAL WARRANTS
(Cost: $0)		—	—

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[d,e,f]	171,523,386	171,523,386	3.03

Security	Shares	Value	% of Net Assets

BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[d,e,f]	10,634,579	$10,634,579	0.19%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	6,470,180	6,470,180	0.11

		188,628,145	3.33

TOTAL SHORT-TERM INVESTMENTS
(Cost: $188,628,145)		188,628,145	3.33

TOTAL INVESTMENTS IN SECURITIES
(Cost: $4,534,994,115)		5,840,584,249	103.21
Other Assets, Less Liabilities		(181,823,220)	(3.21)

NET ASSETS		$5,658,761,029	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2014. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

28	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL MID-CAP ETF

September 30, 2014

Security	Shares	Value	% of Net Assets

COMMON STOCKS

AEROSPACE & DEFENSE
Other securities[a]		$122,410,096	1.20%

		122,410,096	1.20
AIR FREIGHT & LOGISTICS
Other securities[a]		29,542,981	0.29

		29,542,981	0.29
AIRLINES
Southwest Airlines Co.	1,145,209	38,673,708	0.38
Other securities[a]		53,109,465	0.52

		91,783,173	0.90
AUTO COMPONENTS
Other securities[a]		73,951,239	0.72

		73,951,239	0.72
AUTOMOBILES
Tesla Motors Inc.[b,c]	157,320	38,178,417	0.37
Other securities[a]		24,953,587	0.25

		63,132,004	0.62
BEVERAGES
Other securities[a]		123,972,565	1.21

		123,972,565	1.21
BIOTECHNOLOGY
Vertex Pharmaceuticals Inc.[b]	390,968	43,909,616	0.43
Other securities[a]		106,746,622	1.04

		150,656,238	1.47
BUILDING PRODUCTS
Other securities[a]		59,879,890	0.58

		59,879,890	0.58
CAPITAL MARKETS
Ameriprise Financial Inc.	314,309	38,779,444	0.38
T. Rowe Price Group Inc.	434,910	34,096,944	0.33
Other securities[a]		171,101,574	1.67

		243,977,962	2.38
CHEMICALS
Sherwin-Williams Co. (The)	142,533	31,213,302	0.31
Other securities[a]		253,949,929	2.48

		285,163,231	2.79

Security	Shares	Value	% of Net Assets

COMMERCIAL BANKS
SunTrust Banks Inc.	882,028	$33,543,525	0.33%
Other securities[a]		258,614,087	2.52

		292,157,612	2.85
COMMERCIAL SERVICES & SUPPLIES
Tyco International Ltd.	763,561	34,031,914	0.33
Other securities[a]		113,312,461	1.11

		147,344,375	1.44
COMMUNICATIONS EQUIPMENT
Other securities[a]		106,793,856	1.04

		106,793,856	1.04
COMPUTERS & PERIPHERALS
SanDisk Corp.	374,449	36,677,280	0.36
Western Digital Corp.	368,488	35,861,252	0.35
Other securities[a]		59,289,034	0.58

		131,827,566	1.29
CONSTRUCTION & ENGINEERING
Other securities[a]		72,489,538	0.71

		72,489,538	0.71
CONSTRUCTION MATERIALS
Other securities[a]		34,663,518	0.34

		34,663,518	0.34
CONSUMER FINANCE
Other securities[a]		36,510,702	0.36

		36,510,702	0.36
CONTAINERS & PACKAGING
Other securities[a]		109,801,471	1.07

		109,801,471	1.07
DISTRIBUTORS
Other securities[a]		35,579,437	0.35

		35,579,437	0.35
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		35,770,275	0.35

		35,770,275	0.35
DIVERSIFIED FINANCIAL SERVICES
Intercontinental Exchange Inc.	190,621	37,180,626	0.36
McGraw Hill Financial Inc.	450,574	38,050,974	0.37
Other securities[a]		82,687,578	0.81

		157,919,178	1.54

SUMMARY SCHEDULES OF INVESTMENTS	29

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

September 30, 2014

Security	Shares	Value	% of Net Assets

DIVERSIFIED TELECOMMUNICATION SERVICES
Other securities[a]		$44,679,632	0.44%

		44,679,632	0.44
ELECTRIC UTILITIES
PPL Corp.	1,099,757	36,116,020	0.35
Other securities[a]		185,498,446	1.82

		221,614,466	2.17
ELECTRICAL EQUIPMENT
Other securities[a]		79,859,564	0.78

		79,859,564	0.78
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		112,872,496	1.10

		112,872,496	1.10
ENERGY EQUIPMENT & SERVICES
Other securities[a]		161,854,131	1.58

		161,854,131	1.58
FOOD & STAPLES RETAILING
Kroger Co. (The)	843,454	43,859,608	0.43
Other securities[a]		48,791,236	0.48

		92,650,844	0.91
FOOD PRODUCTS
Keurig Green Mountain Inc.	234,107	30,464,344	0.30
Mead Johnson Nutrition Co. Class A	334,544	32,189,824	0.31
Other securities[a]		180,866,575	1.77

		243,520,743	2.38
GAS UTILITIES
Other securities[a]		44,024,574	0.43

		44,024,574	0.43
HEALTH CARE EQUIPMENT & SUPPLIES
Other securities[a]		259,635,583	2.54

		259,635,583	2.54
HEALTH CARE PROVIDERS & SERVICES
Cardinal Health Inc.	563,130	42,189,700	0.41
Cigna Corp.	444,697	40,329,571	0.39
HCA Holdings Inc.[b]	540,355	38,105,835	0.37
Humana Inc.	256,218	33,382,643	0.33
Other securities[a]		211,122,072	2.07

		365,129,821	3.57

Security	Shares	Value	% of Net Assets

HEALTH CARE TECHNOLOGY
Other securities[a]		$46,632,018	0.46%

		46,632,018	0.46
HOTELS, RESTAURANTS & LEISURE
Chipotle Mexican Grill Inc.[b]	51,453	34,298,055	0.34
Other securities[a]		212,519,457	2.07

		246,817,512	2.41
HOUSEHOLD DURABLES
Other securities[a]		156,575,258	1.53

		156,575,258	1.53
HOUSEHOLD PRODUCTS
Other securities[a]		51,984,945	0.51

		51,984,945	0.51
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
Other securities[a]		49,245,951	0.48

		49,245,951	0.48
INDUSTRIAL CONGLOMERATES
Other securities[a]		32,703,250	0.32

		32,703,250	0.32
INSURANCE
Aon PLC	491,090	43,053,860	0.42
Other securities[a]		406,079,837	3.97

		449,133,697	4.39
INTERNET & CATALOG RETAIL
Netflix Inc.[b,c]	99,231	44,771,043	0.44
Other securities[a]		75,109,794	0.73

		119,880,837	1.17
INTERNET SOFTWARE & SERVICES
LinkedIn Corp. Class Ab,c	172,677	35,880,554	0.35
Twitter Inc.[b]	793,100	40,908,098	0.40
Other securities[a]		95,986,150	0.94

		172,774,802	1.69
IT SERVICES
Other securities[a]		273,521,316	2.67

		273,521,316	2.67
LEISURE EQUIPMENT & PRODUCTS
Other securities[a]		44,094,486	0.43

		44,094,486	0.43

30	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

September 30, 2014

Security	Shares	Value	% of Net Assets

LIFE SCIENCES TOOLS & SERVICES
Agilent Technologies Inc.	551,924	$31,448,629	0.31%
Illumina Inc.[b]	230,750	37,824,540	0.37
Other securities[a]		73,751,270	0.72

		143,024,439	1.40
MACHINERY
PACCAR Inc.	587,139	33,393,531	0.33
Other securities[a]		352,067,899	3.44

		385,461,430	3.77
MARINE
Other securities[a]		11,109,837	0.11

		11,109,837	0.11
MEDIA
Other securities[a]		254,066,274	2.48

		254,066,274	2.48
METALS & MINING
Alcoa Inc.	1,940,528	31,223,096	0.31
Other securities[a]		105,681,246	1.03

		136,904,342	1.34
MULTI-UTILITIES
Public Service Enterprise Group Inc.	837,481	31,187,792	0.30
Sempra Energy	406,252	42,810,836	0.42
Other securities[a]		184,582,566	1.81

		258,581,194	2.53
MULTILINE RETAIL
Dollar General Corp.[b]	513,110	31,356,152	0.31
Macy’s Inc.	598,894	34,843,653	0.34
Other securities[a]		83,107,637	0.81

		149,307,442	1.46
OIL, GAS & CONSUMABLE FUELS
Cheniere Energy Inc.[b]	393,804	31,516,134	0.31
Noble Energy Inc.	597,129	40,819,738	0.40
Other securities[a]		386,737,995	3.78

		459,073,867	4.49
PAPER & FOREST PRODUCTS
International Paper Co.	717,064	34,232,635	0.33
Other securities[a]		4,408,647	0.05

		38,641,282	0.38

Security	Shares	Value	% of Net Assets

PERSONAL PRODUCTS
Other securities[a]		$20,793,327	0.20%

		20,793,327	0.20
PHARMACEUTICALS
Perrigo Co. PLC	221,483	33,264,532	0.33
Zoetis Inc.	829,358	30,644,778	0.30
Other securities[a]		108,822,265	1.06

		172,731,575	1.69
PROFESSIONAL SERVICES
Other securities[a]		104,956,702	1.03

		104,956,702	1.03
REAL ESTATE INVESTMENT TRUSTS (REITS)
AvalonBay Communities Inc.	214,548	30,244,832	0.30
Crown Castle International Corp.	552,525	44,494,838	0.43
Health Care REIT Inc.	539,642	33,657,471	0.33
Prologis Inc.	827,152	31,183,630	0.30
Ventas Inc.[c]	486,997	30,169,464	0.29
Vornado Realty Trust	310,231	31,010,691	0.30
Other securities[a]		594,376,656	5.82

		795,137,582	7.77
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		47,279,581	0.46

		47,279,581	0.46
ROAD & RAIL
Other securities[a]		98,356,795	0.96

		98,356,795	0.96
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Applied Materials Inc.	2,015,142	43,547,219	0.43
Avago Technologies Ltd.	413,547	35,978,589	0.35
Broadcom Corp. Class A	885,435	35,789,283	0.35
Other securities[a]		249,126,787	2.43

		364,441,878	3.56
SOFTWARE
Intuit Inc.	469,916	41,188,137	0.40
Other securities[a]		285,904,250	2.80

		327,092,387	3.20

SUMMARY SCHEDULES OF INVESTMENTS	31

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

September 30, 2014

Security	Shares	Value	% of Net Assets

SPECIALTY RETAIL
Other securities[a]		$379,762,067	3.71%

		379,762,067	3.71
TEXTILES, APPAREL & LUXURY GOODS
VF Corp.	571,062	37,707,224	0.37
Other securities[a]		135,593,721	1.32

		173,300,945	1.69
THRIFTS & MORTGAGE FINANCE
Other securities[a]		35,177,697	0.34

		35,177,697	0.34
TOBACCO
Lorillard Inc.	600,115	35,952,890	0.35

		35,952,890	0.35
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		100,804,131	0.98

		100,804,131	0.98
WATER UTILITIES
Other securities[a]		21,197,109	0.21

		21,197,109	0.21
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		27,837,081	0.27

		27,837,081	0.27

TOTAL COMMON STOCKS
(Cost: $7,457,861,434)		10,215,524,687	99.84

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[d,e,f]	609,133,772	609,133,772	5.95
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[d,e,f]	37,766,752	37,766,752	0.37
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	9,855,170	9,855,170	0.10

		656,755,694	6.42

TOTAL SHORT-TERM INVESTMENTS
(Cost: $656,755,694)		656,755,694	6.42

	Value	% of Net Assets

TOTAL INVESTMENTS IN SECURITIES
(Cost: $8,114,617,128)	$10,872,280,381	106.26%
Other Assets, Less Liabilities	(640,748,600)	(6.26)

NET ASSETS	$10,231,531,781	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2014. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

32	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL MID-CAP GROWTH ETF

September 30, 2014

Security	Shares	Value	% of Net Assets

COMMON STOCKS

AEROSPACE & DEFENSE
Other securities[a]		$63,537,675	1.29%

		63,537,675	1.29
AIR FREIGHT & LOGISTICS
Other securities[a]		27,489,632	0.56

		27,489,632	0.56
AIRLINES
Southwest Airlines Co.	948,159	32,019,329	0.65
United Continental Holdings Inc.[b,c]	575,138	26,910,707	0.55
Other securities[a]		20,474,318	0.41

		79,404,354	1.61
AUTO COMPONENTS
Other securities[a]		40,308,601	0.82

		40,308,601	0.82
AUTOMOBILES
Tesla Motors Inc.[b]	146,351	35,516,461	0.72
Other securities[a]		23,224,850	0.47

		58,741,311	1.19
BEVERAGES
Brown-Forman Corp. Class B NVS	236,912	21,374,201	0.43
Other securities[a]		76,897,054	1.56

		98,271,255	1.99
BIOTECHNOLOGY
Vertex Pharmaceuticals Inc.[b]	363,711	40,848,382	0.83
Other securities[a]		95,771,309	1.94

		136,619,691	2.77
BUILDING PRODUCTS
Other securities[a]		40,792,560	0.83

		40,792,560	0.83
CAPITAL MARKETS
T. Rowe Price Group Inc.	404,575	31,718,680	0.64
Other securities[a]		91,975,481	1.87

		123,694,161	2.51
CHEMICALS
Sherwin-Williams Co. (The)	132,589	29,035,665	0.59
Other securities[a]		121,665,655	2.47

		150,701,320	3.06

Security	Shares	Value	% of Net Assets

COMMERCIAL BANKS
Other securities[a]		$8,803,189	0.18%

		8,803,189	0.18
COMMERCIAL SERVICES & SUPPLIES
Tyco International Ltd.	633,587	28,238,973	0.57
Other securities[a]		57,265,274	1.17

		85,504,247	1.74
COMMUNICATIONS EQUIPMENT
Other securities[a]		46,585,009	0.95

		46,585,009	0.95
COMPUTERS & PERIPHERALS
Other securities[a]		41,531,949	0.84

		41,531,949	0.84
CONSTRUCTION & ENGINEERING
Other securities[a]		26,506,540	0.54

		26,506,540	0.54
CONSTRUCTION MATERIALS
Other securities[a]		20,123,768	0.41

		20,123,768	0.41
CONSUMER FINANCE
Other securities[a]		14,162,365	0.29

		14,162,365	0.29
CONTAINERS & PACKAGING
Other securities[a]		55,117,425	1.12

		55,117,425	1.12
DISTRIBUTORS
Other securities[a]		31,776,171	0.64

		31,776,171	0.64
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		19,538,505	0.40

		19,538,505	0.40
DIVERSIFIED FINANCIAL SERVICES
McGraw Hill Financial Inc.	419,154	35,397,555	0.72
Moody’s Corp.	291,129	27,511,691	0.56
Other securities[a]		27,725,076	0.56

		90,634,322	1.84
DIVERSIFIED TELECOMMUNICATION SERVICES
Other securities[a]		30,046,117	0.61

		30,046,117	0.61
ELECTRIC UTILITIES
Other securities[a]		8,150,291	0.16

		8,150,291	0.16

SUMMARY SCHEDULES OF INVESTMENTS	33

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

September 30, 2014

Security	Shares	Value	% of Net Assets

ELECTRICAL EQUIPMENT
Rockwell Automation Inc.	213,185	$23,424,768	0.48%
Other securities[a]		32,468,699	0.65

		55,893,467	1.13
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Amphenol Corp. Class A	241,968	24,162,924	0.49
Other securities[a]		36,800,144	0.75

		60,963,068	1.24
ENERGY EQUIPMENT & SERVICES
Other securities[a]		82,349,271	1.67

		82,349,271	1.67
FOOD & STAPLES RETAILING
Kroger Co. (The)	784,654	40,802,008	0.83
Other securities[a]		18,622,359	0.38

		59,424,367	1.21
FOOD PRODUCTS
Hershey Co. (The)	230,222	21,970,085	0.45
Keurig Green Mountain Inc.	217,775	28,339,061	0.58
Mead Johnson Nutrition Co. Class A	311,207	29,944,338	0.61
Other securities[a]		56,220,030	1.13

		136,473,514	2.77
HEALTH CARE EQUIPMENT & SUPPLIES
Intuitive Surgical Inc.[b]	51,264	23,674,741	0.48
Other securities[a]		112,747,400	2.29

		136,422,141	2.77
HEALTH CARE PROVIDERS & SERVICES
AmerisourceBergen Corp.	347,760	26,881,848	0.55
Other securities[a]		90,363,537	1.83

		117,245,385	2.38
HEALTH CARE TECHNOLOGY
Cerner Corp.[b]	458,804	27,330,954	0.55
Other securities[a]		13,703,771	0.28

		41,034,725	0.83
HOTELS, RESTAURANTS & LEISURE
Chipotle Mexican Grill Inc.[b,c]	47,864	31,905,664	0.65
Marriott International Inc. Class A	298,156	20,841,104	0.42
Wynn Resorts Ltd.	124,786	23,344,965	0.47
Other securities[a]		80,697,650	1.64

		156,789,383	3.18

Security	Shares	Value	% of Net Assets

HOUSEHOLD DURABLES
Other securities[a]		$49,363,954	1.00%

		49,363,954	1.00
HOUSEHOLD PRODUCTS
Other securities[a]		33,394,945	0.68

		33,394,945	0.68
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
Other securities[a]		2,000,914	0.04

		2,000,914	0.04
INDUSTRIAL CONGLOMERATES
Other securities[a]		10,172,129	0.21

		10,172,129	0.21
INSURANCE
Aon PLC	350,860	30,759,896	0.62
Other securities[a]		16,999,853	0.35

		47,759,749	0.97
INTERNET & CATALOG RETAIL
Netflix Inc.[b]	92,313	41,649,779	0.85
Other securities[a]		58,737,769	1.19

		100,387,548	2.04
INTERNET SOFTWARE & SERVICES
LinkedIn Corp. Class Ab,c	160,634	33,378,139	0.68
Twitter Inc.[b,c]	737,804	38,055,930	0.77
Other securities[a]		79,308,237	1.61

		150,742,306	3.06
IT SERVICES
Fiserv Inc.[b]	383,770	24,804,974	0.50
Other securities[a]		141,822,450	2.88

		166,627,424	3.38
LEISURE EQUIPMENT & PRODUCTS
Other securities[a]		29,249,133	0.59

		29,249,133	0.59
LIFE SCIENCES TOOLS & SERVICES
Illumina Inc.[b]	214,659	35,186,903	0.71
Other securities[a]		46,532,552	0.95

		81,719,455	1.66
MACHINERY
PACCAR Inc.	500,303	28,454,733	0.58
Other securities[a]		171,411,126	3.48

		199,865,859	4.06

34	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

September 30, 2014

Security	Shares	Value	% of Net Assets

MARINE
Other securities[a]		$10,329,435	0.21%

		10,329,435	0.21
MEDIA
Omnicom Group Inc.	397,961	27,403,594	0.56
Other securities[a]		136,115,713	2.76

		163,519,307	3.32
METALS & MINING
Other securities[a]		5,193,831	0.10

		5,193,831	0.10
MULTILINE RETAIL
Dollar General Corp.[b]	363,230	22,196,985	0.45
Macy’s Inc.	430,094	25,022,869	0.51
Other securities[a]		49,122,145	1.00

		96,341,999	1.96
OIL, GAS & CONSUMABLE FUELS
Cabot Oil & Gas Corp.	642,553	21,005,058	0.43
Cheniere Energy Inc.[b]	366,334	29,317,710	0.60
Concho Resources Inc.[b]	173,542	21,760,431	0.44
Noble Energy Inc.	396,061	27,074,730	0.55
Other securities[a]		148,939,942	3.02

		248,097,871	5.04
PAPER & FOREST PRODUCTS
Other securities[a]		5,043,992	0.10

		5,043,992	0.10
PERSONAL PRODUCTS
Other securities[a]		13,989,957	0.28

		13,989,957	0.28
PHARMACEUTICALS
Mylan Inc.[b]	575,489	26,178,995	0.53
Zoetis Inc.	771,496	28,506,777	0.58
Other securities[a]		64,306,337	1.31

		118,992,109	2.42
PROFESSIONAL SERVICES
Other securities[a]		63,384,768	1.29

		63,384,768	1.29
REAL ESTATE INVESTMENT TRUSTS (REITS)
Crown Castle International Corp.	514,005	41,392,823	0.84
Other securities[a]		88,443,176	1.80

		129,835,999	2.64

Security	Shares	Value	% of Net Assets

REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		$23,129,546	0.47%

		23,129,546	0.47
ROAD & RAIL
Other securities[a]		69,836,835	1.42

		69,836,835	1.42
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Applied Materials Inc.	1,252,241	27,060,928	0.55
Avago Technologies Ltd.	384,705	33,469,335	0.68
Other securities[a]		142,687,252	2.90

		203,217,515	4.13
SOFTWARE
Intuit Inc.	437,151	38,316,285	0.78
Other securities[a]		180,717,062	3.67

		219,033,347	4.45
SPECIALTY RETAIL
AutoZone Inc.[b,c]	50,219	25,594,616	0.52
O’Reilly Automotive Inc.[b,c]	163,345	24,560,554	0.50
Ross Stores Inc.	327,083	24,720,933	0.50
Other securities[a]		170,084,628	3.45

		244,960,731	4.97
TEXTILES, APPAREL & LUXURY GOODS
Michael Kors Holdings Ltd.[b]	314,576	22,457,581	0.46
VF Corp.	531,240	35,077,777	0.71
Other securities[a]		98,075,670	1.99

		155,611,028	3.16
THRIFTS & MORTGAGE FINANCE
Other securities[a]		5,313,127	0.11

		5,313,127	0.11
TOBACCO
Lorillard Inc.	558,262	33,445,476	0.68

		33,445,476	0.68
TRADING COMPANIES & DISTRIBUTORS
W.W. Grainger Inc.	89,761	22,588,356	0.46
Other securities[a]		50,284,599	1.02

		72,872,955	1.48
WIRELESS TELECOMMUNICATION SERVICES
SBA Communications Corp. Class Ab	198,339	21,995,795	0.45

		21,995,795	0.45

TOTAL COMMON STOCKS
(Cost: $3,763,555,081)		4,920,064,818	99.90

SUMMARY SCHEDULES OF INVESTMENTS	35

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

September 30, 2014

Security	Shares	Value	% of Net Assets

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[d,e,f]	388,329,938	$388,329,938	7.89%
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[d,e,f]	24,076,748	24,076,748	0.49
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	2,106,742	2,106,742	0.04

		414,513,428	8.42

TOTAL SHORT-TERM INVESTMENTS
(Cost: $414,513,428)		414,513,428	8.42

TOTAL INVESTMENTS IN SECURITIES
(Cost: $4,178,068,509)		5,334,578,246	108.32
Other Assets, Less Liabilities		(409,933,933)	(8.32)

NET ASSETS		$4,924,644,313	100.00%

NVS  —  Non-Voting Shares

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2014. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

36	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL MID-CAP VALUE ETF

September 30, 2014

Security	Shares	Value	% of Net Assets

COMMON STOCKS

AEROSPACE & DEFENSE
Other securities[a]		$71,914,957	1.09%

		71,914,957	1.09
AIRLINES
Other securities[a]		8,471,211	0.13

		8,471,211	0.13
AUTO COMPONENTS
Other securities[a]		40,759,673	0.62

		40,759,673	0.62
BEVERAGES
Other securities[a]		24,364,967	0.37

		24,364,967	0.37
BIOTECHNOLOGY
Other securities[a]		5,021,586	0.08

		5,021,586	0.08
BUILDING PRODUCTS
Other securities[a]		21,317,208	0.32

		21,317,208	0.32
CAPITAL MARKETS
Ameriprise Financial Inc.	271,794	33,533,944	0.51
Invesco Ltd.	807,044	31,862,097	0.49
Northern Trust Corp.	520,766	35,427,711	0.54
Other securities[a]		46,779,864	0.71

		147,603,616	2.25
CHEMICALS
CF Industries Holdings Inc.	114,672	32,018,716	0.49
Mosaic Co. (The)	736,913	32,726,306	0.50
Other securities[a]		99,095,252	1.50

		163,840,274	2.49
COMMERCIAL BANKS
Fifth Third Bancorp	1,872,945	37,496,359	0.57
M&T Bank Corp.[b]	289,556	35,699,359	0.54
Regions Financial Corp.	3,036,786	30,489,331	0.46
SunTrust Banks Inc.	1,173,387	44,623,908	0.68
Other securities[a]		227,811,272	3.48

		376,120,229	5.73
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		73,758,515	1.12

		73,758,515	1.12

Security	Shares	Value	% of Net Assets

COMMUNICATIONS EQUIPMENT
Other securities[a]		$75,449,954	1.15%

		75,449,954	1.15
COMPUTERS & PERIPHERALS
Western Digital Corp.	490,214	47,707,627	0.73
Other securities[a]		68,274,511	1.04

		115,982,138	1.77
CONSTRUCTION & ENGINEERING
Other securities[a]		58,482,082	0.89

		58,482,082	0.89
CONSTRUCTION MATERIALS
Other securities[a]		17,342,385	0.26

		17,342,385	0.26
CONSUMER FINANCE
Other securities[a]		28,286,371	0.43

		28,286,371	0.43
CONTAINERS & PACKAGING
Other securities[a]		67,182,232	1.02

		67,182,232	1.02
DISTRIBUTORS
Other securities[a]		1,889,273	0.03

		1,889,273	0.03
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		19,647,591	0.30

		19,647,591	0.30
DIVERSIFIED FINANCIAL SERVICES
Other securities[a]		80,458,572	1.22

		80,458,572	1.22
DIVERSIFIED TELECOMMUNICATION SERVICES
Other securities[a]		16,434,030	0.25

		16,434,030	0.25
ELECTRIC UTILITIES
Edison International	717,480	40,121,482	0.61
Entergy Corp.	395,029	30,547,593	0.47
FirstEnergy Corp.	924,703	31,042,280	0.47
Northeast Utilities	695,847	30,826,022	0.47
PPL Corp.	1,463,045	48,046,398	0.73
Xcel Energy Inc.	1,105,413	33,604,555	0.51
Other securities[a]		68,834,839	1.05

		283,023,169	4.31
ELECTRICAL EQUIPMENT
Other securities[a]		26,303,501	0.40

		26,303,501	0.40

SUMMARY SCHEDULES OF INVESTMENTS	37

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

September 30, 2014

Security	Shares	Value	% of Net Assets

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		$62,974,482	0.96%

		62,974,482	0.96
ENERGY EQUIPMENT & SERVICES
Other securities[a]		97,397,436	1.48

		97,397,436	1.48
FOOD & STAPLES RETAILING
Other securities[a]		38,248,916	0.58

		38,248,916	0.58
FOOD PRODUCTS
ConAgra Foods Inc.	927,445	30,642,783	0.47
Other securities[a]		98,046,384	1.49

		128,689,167	1.96
GAS UTILITIES
Other securities[a]		58,556,835	0.89

		58,556,835	0.89
HEALTH CARE EQUIPMENT & SUPPLIES
Boston Scientific Corp.[c]	2,636,023	31,131,431	0.47
Zimmer Holdings Inc.	341,844	34,372,414	0.52
Other securities[a]		84,789,546	1.30

		150,293,391	2.29
HEALTH CARE PROVIDERS & SERVICES
Cardinal Health Inc.	688,479	51,580,847	0.79
Cigna Corp.	545,458	49,467,586	0.75
HCA Holdings Inc.[c]	650,568	45,878,055	0.70
Humana Inc.	340,855	44,409,998	0.68
Other securities[a]		126,780,487	1.92

		318,116,973	4.84
HEALTH CARE TECHNOLOGY
Other securities[a]		3,334,419	0.05

		3,334,419	0.05
HOTELS, RESTAURANTS & LEISURE
Other securities[a]		104,181,209	1.59

		104,181,209	1.59
HOUSEHOLD DURABLES
Other securities[a]		137,707,210	2.10

		137,707,210	2.10
HOUSEHOLD PRODUCTS
Other securities[a]		21,366,147	0.32

		21,366,147	0.32

Security	Shares	Value	% of Net Assets

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
Other securities[a]		$62,631,195	0.95%

		62,631,195	0.95
INDUSTRIAL CONGLOMERATES
Other securities[a]		28,930,099	0.44

		28,930,099	0.44
INSURANCE
Hartford Financial Services Group Inc. (The)	990,283	36,888,042	0.56
Lincoln National Corp.	580,810	31,119,800	0.47
Loews Corp.	717,167	29,877,177	0.45
Principal Financial Group Inc.	647,941	33,997,464	0.52
Progressive Corp. (The)	1,303,687	32,957,207	0.50
Other securities[a]		364,339,371	5.55

		529,179,061	8.05
INTERNET & CATALOG RETAIL
Other securities[a]		15,939,436	0.24

		15,939,436	0.24
INTERNET SOFTWARE & SERVICES
Other securities[a]		14,269,735	0.22

		14,269,735	0.22
IT SERVICES
Fidelity National Information Services Inc.	555,186	31,256,972	0.48
Xerox Corp.	2,570,608	34,009,144	0.52
Other securities[a]		60,322,693	0.91

		125,588,809	1.91
LEISURE EQUIPMENT & PRODUCTS
Other securities[a]		16,804,785	0.26

		16,804,785	0.26
LIFE SCIENCES TOOLS & SERVICES
Agilent Technologies Inc.	628,510	35,812,500	0.55
Other securities[a]		37,602,956	0.57

		73,415,456	1.12
MACHINERY
Ingersoll-Rand PLC	544,779	30,703,745	0.47
Other securities[a]		196,189,470	2.98

		226,893,215	3.45

38	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

September 30, 2014

Security	Shares	Value	% of Net Assets

MEDIA
Other securities[a]		$104,197,344	1.59%

		104,197,344	1.59
METALS & MINING
Alcoa Inc.	2,581,521	41,536,673	0.63
Nucor Corp.	701,303	38,066,727	0.58
Other securities[a]		95,094,312	1.45

		174,697,712	2.66
MULTI-UTILITIES
Consolidated Edison Inc.	644,993	36,545,303	0.56
DTE Energy Co.	389,820	29,657,506	0.45
Public Service Enterprise Group Inc.	1,114,117	41,489,717	0.63
Sempra Energy	540,456	56,953,253	0.87
Other securities[a]		179,340,633	2.73

		343,986,412	5.24
MULTILINE RETAIL
Other securities[a]		60,902,238	0.93

		60,902,238	0.93
OIL, GAS & CONSUMABLE FUELS
Other securities[a]		258,427,738	3.93

		258,427,738	3.93
PAPER & FOREST PRODUCTS
International Paper Co.	806,078	38,482,164	0.59
Other securities[a]		5,720,617	0.08

		44,202,781	0.67
PERSONAL PRODUCTS
Other securities[a]		7,650,836	0.12

		7,650,836	0.12
PHARMACEUTICALS
Perrigo Co. PLC	228,060	34,252,331	0.52
Other securities[a]		25,355,379	0.39

		59,607,710	0.91
PROFESSIONAL SERVICES
Other securities[a]		48,996,396	0.75

		48,996,396	0.75
REAL ESTATE INVESTMENT TRUSTS (REITS)
AvalonBay Communities Inc.[b]	285,415	40,234,953	0.61
Boston Properties Inc.	296,578	34,331,869	0.52

Security	Shares	Value	% of Net Assets

General Growth Properties Inc.	1,248,582	$29,404,106	0.45%
HCP Inc.[b]	1,009,011	40,067,827	0.61
Host Hotels & Resorts Inc.	1,666,883	35,554,614	0.54
Prologis Inc.	1,100,377	41,484,213	0.63
Vornado Realty Trust	319,853	31,972,506	0.49
Weyerhaeuser Co.	1,037,087	33,041,592	0.50
Other securities[a]		586,151,840	8.93

		872,243,520	13.28
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		29,832,506	0.45

		29,832,506	0.45
ROAD & RAIL
Other securities[a]		30,981,771	0.47

		30,981,771	0.47
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Broadcom Corp. Class A	1,177,924	47,611,688	0.72
Other securities[a]		146,585,379	2.24

		194,197,067	2.96
SOFTWARE
Symantec Corp.	1,523,209	35,810,644	0.55
Other securities[a]		86,089,292	1.31

		121,899,936	1.86
SPECIALTY RETAIL
Other securities[a]		154,782,085	2.36

		154,782,085	2.36
TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		8,044,678	0.12

		8,044,678	0.12
THRIFTS & MORTGAGE FINANCE
Other securities[a]		39,195,889	0.60

		39,195,889	0.60
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		29,841,738	0.45

		29,841,738	0.45
WATER UTILITIES
Other securities[a]		28,190,141	0.43

		28,190,141	0.43

SUMMARY SCHEDULES OF INVESTMENTS	39

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

September 30, 2014

Security	Shares	Value	% of Net Assets

WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		$5,574,201	0.08%

		5,574,201	0.08

TOTAL COMMON STOCKS
(Cost: $5,657,046,676)		6,555,624,209	99.79

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[d,e,f]	274,576,330	274,576,330	4.18
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[d,e,f]	17,023,939	17,023,939	0.26
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	4,981,767	4,981,767	0.08

		296,582,036	4.52

TOTAL SHORT-TERM INVESTMENTS
(Cost: $296,582,036)		296,582,036	4.52

TOTAL INVESTMENTS IN SECURITIES
(Cost: $5,953,628,712)		6,852,206,245	104.31
Other Assets, Less Liabilities		(282,968,318)	(4.31)

NET ASSETS		$6,569,237,927	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2014. Other securities may include securities on loan and non-income earning securities.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Non-income earning security.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

40	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

September 30, 2014

	iShares Core U.S. Growth ETF	iShares Core U.S. Value ETF	iShares Micro-Cap ETF

ASSETS
Investments, at cost:
Unaffiliated	$377,805,641	$657,530,220	$839,668,001
Affiliated (Note 2)	22,411,582	19,590,197	190,089,355

Total cost of investments	$400,217,223	$677,120,417	$1,029,757,356

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$491,331,535	$709,458,844	$811,800,859
Affiliated (Note 2)	22,638,781	20,318,366	190,089,355

Total fair value of investments	513,970,316	729,777,210	1,001,890,214
Cash	—	202	36,881
Receivables:
Investment securities sold	13,541	435,856	8,958,397
Dividends and interest	440,929	1,072,639	1,173,218

Total Assets	514,424,786	731,285,907	1,012,058,710

LIABILITIES
Payables:
Investment securities purchased	533,504	728,234	9,612,299
Collateral for securities on loan (Note 1)	21,213,749	14,899,668	189,033,794
Investment advisory fees (Note 2)	36,988	53,829	421,836

Total Liabilities	21,784,241	15,681,731	199,067,929

NET ASSETS	$492,640,545	$715,604,176	$812,990,781

Net assets consist of:
Paid-in capital	$469,766,635	$728,596,207	$849,050,215
Undistributed net investment income	133,287	540,113	483,279
Accumulated net realized loss	(91,012,470)	(66,188,937)	(8,675,571)
Net unrealized appreciation (depreciation)	113,753,093	52,656,793	(27,867,142)

NET ASSETS	$492,640,545	$715,604,176	$812,990,781

Shares outstanding[b]	6,600,000	5,500,000	11,700,000

Net asset value per share	$74.64	$130.11	$69.49

[a]	Securities on loan with values of $20,666,516, $14,499,133 and $181,056,261, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	41

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2014

	iShares Russell 3000 ETF	iShares Russell Mid-Cap ETF	iShares Russell Mid-Cap Growth ETF

ASSETS
Investments, at cost:
Unaffiliated	$4,329,616,911	$7,457,861,434	$3,763,555,081
Affiliated (Note 2)	205,377,204	656,755,694	414,513,428

Total cost of investments	$4,534,994,115	$8,114,617,128	$4,178,068,509

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$5,628,840,179	$10,215,524,687	$4,920,064,818
Affiliated (Note 2)	211,744,070	656,755,694	414,513,428

Total fair value of investments	5,840,584,249	10,872,280,381	5,334,578,246
Cash	755	—	—
Receivables:
Investment securities sold	73,721	14,090,272	10,620,687
Dividends and interest	6,753,938	12,751,504	3,518,487
Capital shares sold	—	—	15,699

Total Assets	5,847,412,663	10,899,122,157	5,348,733,119

LIABILITIES
Payables:
Investment securities purchased	5,545,878	18,977,486	10,643,679
Collateral for securities on loan (Note 1)	182,157,965	646,900,524	412,406,686
Investment advisory fees (Note 2)	947,791	1,712,366	1,038,441

Total Liabilities	188,651,634	667,590,376	424,088,806

NET ASSETS	$5,658,761,029	$10,231,531,781	$4,924,644,313

Net assets consist of:
Paid-in capital	$4,654,572,732	$7,618,946,911	$4,189,892,771
Undistributed net investment income	2,686,745	6,948,913	1,447,216
Accumulated net realized loss	(304,088,582)	(152,027,296)	(423,205,411)
Net unrealized appreciation	1,305,590,134	2,757,663,253	1,156,509,737

NET ASSETS	$5,658,761,029	$10,231,531,781	$4,924,644,313

Shares outstanding[b]	48,450,000	64,550,000	55,700,000

Net asset value per share	$116.80	$158.51	$88.41

[a]	Securities on loan with values of $177,331,997, $632,164,607 and $402,570,199, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

42	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2014

iShares Russell Mid-Cap Value ETF

ASSETS
Investments, at cost:
Unaffiliated	$5,657,046,676
Affiliated (Note 2)	296,582,036

Total cost of investments	$5,953,628,712

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$6,555,624,209
Affiliated (Note 2)	296,582,036

Total fair value of investments	6,852,206,245
Receivables:
Investment securities sold	7,696,696
Dividends and interest	11,993,961
Capital shares sold	119,565

Total Assets	6,872,016,467

LIABILITIES
Payables:
Investment securities purchased	9,791,262
Collateral for securities on loan (Note 1)	291,600,269
Investment advisory fees (Note 2)	1,387,009

Total Liabilities	302,778,540

NET ASSETS	$6,569,237,927

Net assets consist of:
Paid-in capital	$5,715,767,109
Undistributed net investment income	6,953,828
Accumulated net realized loss	(52,060,543)
Net unrealized appreciation	898,577,533

NET ASSETS	$6,569,237,927

Shares outstanding[b]	93,800,000

Net asset value per share	$70.03

[a]	Securities on loan with a value of $284,721,174. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	43

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended September 30, 2014

	iShares Core U.S. Growth ETF	iShares Core U.S. Value ETF	iShares Micro-Cap ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$3,665,202	$7,601,031	$5,778,750
Dividends — affiliated (Note 2)	7,955	54,605	—
Interest — affiliated (Note 2)	4	5	4
Securities lending income — affiliated (Note 2)	94,327	59,750	2,620,642

Total investment income	3,767,488	7,715,391	8,399,396

EXPENSES
Investment advisory fees (Note 2)	360,164	483,403	2,770,434

Total expenses	360,164	483,403	2,770,434

Net investment income	3,407,324	7,231,988	5,628,962

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	5,329,291	7,150,856	(22,619,182)
Investments — affiliated (Note 2)	(34)	(252)	—
In-kind redemptions — unaffiliated	8,157,326	—	88,537,136
In-kind redemptions — affiliated (Note 2)	12,207	—	—
Foreign currency transactions	—	(2)	(236)

Net realized gain	13,498,790	7,150,602	65,917,718

Net change in unrealized appreciation/depreciation	8,977,356	7,740,630	(166,739,491)

Net realized and unrealized gain (loss)	22,476,146	14,891,232	(100,821,773)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$25,883,470	$22,123,220	$(95,192,811)

[a]	Net of foreign withholding tax of $604, $3,218 and $7,329, respectively.

See notes to financial statements.

44	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2014

	iShares Russell 3000 ETF	iShares Russell Mid-Cap ETF	iShares Russell Mid-Cap Growth ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$54,343,683	$85,269,889	$29,949,834
Dividends — affiliated (Note 2)	285,400	—	—
Interest — affiliated (Note 2)	37	59	25
Securities lending income — affiliated (Note 2)	861,628	2,056,727	1,141,397

Total investment income	55,490,748	87,326,675	31,091,256

EXPENSES
Investment advisory fees (Note 2)	5,671,054	10,138,820	6,036,137

Total expenses	5,671,054	10,138,820	6,036,137

Net investment income	49,819,694	77,187,855	25,055,119

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(23,253,908)	11,439,831	137,774,889
Investments — affiliated (Note 2)	(19,066)	—	—
In-kind redemptions — unaffiliated	59,014,936	289,712,663	146,938,472
In-kind redemptions — affiliated (Note 2)	208,774	—	—
Foreign currency transactions	12	—	—

Net realized gain	35,950,748	301,152,494	284,713,361

Net change in unrealized appreciation/depreciation	177,948,644	(71,148,498)	(147,877,362)

Net realized and unrealized gain	213,899,392	230,003,996	136,835,999

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$263,719,086	$307,191,851	$161,891,118

[a]	Net of foreign withholding tax of $17,307, $38,791 and $19,863, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	45

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2014

iShares Russell Mid-Cap Value ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$70,082,707
Interest — affiliated (Note 2)	52
Securities lending income — affiliated (Note 2)	996,797

Total investment income	71,079,556

EXPENSES
Investment advisory fees (Note 2)	8,043,767

Total expenses	8,043,767

Net investment income	63,035,789

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(39,579,131)
In-kind redemptions — unaffiliated	389,092,374

Net realized gain	349,513,243

Net change in unrealized appreciation/depreciation	(252,337,412)

Net realized and unrealized gain	97,175,831

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$160,211,620

[a]	Net of foreign withholding tax of $23,286.

See notes to financial statements.

46	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Core U.S. Growth ETF		iShares Core U.S. Value ETF
	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$3,407,324	$6,049,265	$7,231,988	$10,882,442
Net realized gain	13,498,790	52,386,643	7,150,602	43,841,937
Net change in unrealized appreciation/depreciation	8,977,356	31,254,430	7,740,630	44,027,072

Net increase in net assets resulting from operations	25,883,470	89,690,338	22,123,220	98,751,451

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,269,336)	(6,107,775)	(6,664,413)	(10,964,231)

Total distributions to shareholders	(3,269,336)	(6,107,775)	(6,664,413)	(10,964,231)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	18,620,770	122,773,795	112,433,082	238,953,239
Cost of shares redeemed	(21,218,257)	(122,269,563)	—	(143,214,403)

Net increase (decrease) in net assets from capital share transactions	(2,597,487)	504,232	112,433,082	95,738,836

INCREASE IN NET ASSETS	20,016,647	84,086,795	127,891,889	183,526,056

NET ASSETS
Beginning of period	472,623,898	388,537,103	587,712,287	404,186,231

End of period	$492,640,545	$472,623,898	$715,604,176	$587,712,287

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$133,287	$(4,701)	$540,113	$(27,462)

SHARES ISSUED AND REDEEMED
Shares sold	250,000	1,750,000	850,000	2,050,000
Shares redeemed	(300,000)	(1,750,000)	—	(1,200,000)

Net increase (decrease) in shares outstanding	(50,000)	—	850,000	850,000

See notes to financial statements.

FINANCIAL STATEMENTS	47

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Micro-Cap ETF		iShares Russell 3000 ETF
	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$5,628,962	$7,975,842	$49,819,694	$85,472,294
Net realized gain	65,917,718	63,294,975	35,950,748	63,493,412
Net change in unrealized appreciation/depreciation	(166,739,491)	141,768,254	177,948,644	813,181,646

Net increase (decrease) in net assets resulting from operations	(95,192,811)	213,039,071	263,719,086	962,147,352

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(5,127,583)	(9,233,200)	(46,948,073)	(86,079,710)

Total distributions to shareholders	(5,127,583)	(9,233,200)	(46,948,073)	(86,079,710)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	109,101,418	417,667,632	23,540,936	829,119,012
Cost of shares redeemed	(246,620,595)	(110,923,170)	(143,244,107)	(283,053,093)

Net increase (decrease) in net assets from capital share transactions	(137,519,177)	306,744,462	(119,703,171)	546,065,919

INCREASE (DECREASE) IN NET ASSETS	(237,839,571)	510,550,333	97,067,842	1,422,133,561

NET ASSETS
Beginning of period	1,050,830,352	540,280,019	5,561,693,187	4,139,559,626

End of period	$812,990,781	$1,050,830,352	$5,658,761,029	$5,561,693,187

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$483,279	$(18,100)	$2,686,745	$(184,876)

SHARES ISSUED AND REDEEMED
Shares sold	1,450,000	6,000,000	200,000	8,000,000
Shares redeemed	(3,350,000)	(1,600,000)	(1,250,000)	(2,800,000)

Net increase (decrease) in shares outstanding	(1,900,000)	4,400,000	(1,050,000)	5,200,000

See notes to financial statements.

48	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell Mid-Cap ETF		iShares Russell Mid-Cap Growth ETF
	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$77,187,855	$122,514,158	$25,055,119	$37,083,739
Net realized gain	301,152,494	147,840,714	284,713,361	253,939,739
Net change in unrealized appreciation/depreciation	(71,148,498)	1,514,490,696	(147,877,362)	605,467,468

Net increase in net assets resulting from operations	307,191,851	1,784,845,568	161,891,118	896,490,946

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(69,735,844)	(128,401,009)	(23,555,490)	(41,015,336)

Total distributions to shareholders	(69,735,844)	(128,401,009)	(23,555,490)	(41,015,336)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	645,073,532	1,233,214,349	282,699,145	834,003,747
Cost of shares redeemed	(560,641,757)	(277,127,844)	(358,662,523)	(419,605,154)

Net increase (decrease) in net assets from capital share transactions	84,431,775	956,086,505	(75,963,378)	414,398,593

INCREASE IN NET ASSETS	321,887,782	2,612,531,064	62,372,250	1,269,874,203

NET ASSETS
Beginning of period	9,909,643,999	7,297,112,935	4,862,272,063	3,592,397,860

End of period	$10,231,531,781	$9,909,643,999	$4,924,644,313	$4,862,272,063

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$6,948,913	$(503,098)	$1,447,216	$(52,413)

SHARES ISSUED AND REDEEMED
Shares sold	4,000,000	8,800,000	3,200,000	10,650,000
Shares redeemed	(3,500,000)	(2,050,000)	(4,150,000)	(5,400,000)

Net increase (decrease) in shares outstanding	500,000	6,750,000	(950,000)	5,250,000

See notes to financial statements.

FINANCIAL STATEMENTS	49

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell Mid-Cap Value ETF
	Six months ended September 30, 2014 (Unaudited)	Year ended March 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$63,035,789	$99,339,280
Net realized gain	349,513,243	394,239,390
Net change in unrealized appreciation/depreciation	(252,337,412)	569,640,060

Net increase in net assets resulting from operations	160,211,620	1,063,218,730

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(55,474,383)	(101,880,931)

Total distributions to shareholders	(55,474,383)	(101,880,931)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,700,521,657	852,427,191
Cost of shares redeemed	(958,960,609)	(776,731,125)

Net increase in net assets from capital share transactions	741,561,048	75,696,066

INCREASE IN NET ASSETS	846,298,285	1,037,033,865

NET ASSETS
Beginning of period	5,722,939,642	4,685,905,777

End of period	$6,569,237,927	$5,722,939,642

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$6,953,828	$(607,578)

SHARES ISSUED AND REDEEMED
Shares sold	23,900,000	14,050,000
Shares redeemed	(13,350,000)	(12,800,000)

Net increase in shares outstanding	10,550,000	1,250,000

See notes to financial statements.

50	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core U.S. Growth ETF
	Six months ended Sep. 30, 2014 (Unaudited)	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010
Net asset value, beginning of period	$71.07	$58.43	$53.89	$49.68	$42.31	$28.58

Income from investment operations:
Net investment income[a]	0.52	0.89	0.88	0.62	0.55	0.51
Net realized and unrealized gain[b]	3.55	12.62	4.54	4.22	7.39	13.75

Total from investment operations	4.07	13.51	5.42	4.84	7.94	14.26

Less distributions from:
Net investment income	(0.50)	(0.87)	(0.88)	(0.63)	(0.57)	(0.53)
Return of capital	—	—	—	—	(0.00)[c]	—

Total distributions	(0.50)	(0.87)	(0.88)	(0.63)	(0.57)	(0.53)

Net asset value, end of period	$74.64	$71.07	$58.43	$53.89	$49.68	$42.31

Total return	5.72%[d]	23.24%	10.19%	9.90%	18.97%	50.11%

Ratios/Supplemental data:
Net assets, end of period (000s)	$492,641	$472,624	$388,537	$344,866	$360,153	$327,940
Ratio of expenses to average net assets[e]	0.15%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[e]	1.42%	1.36%	1.63%	1.28%	1.27%	1.40%
Portfolio turnover rate[f]	13%	15%	18%	20%	24%	20%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Rounds to less than $0.01.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	51

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core U.S. Value ETF
	Six months ended Sep. 30, 2014 (Unaudited)	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010
Net asset value, beginning of period	$126.39	$106.36	$91.88	$90.33	$80.04	$53.09

Income from investment operations:
Net investment income[a]	1.43	2.44	2.24	1.90	1.67	1.55
Net realized and unrealized gain[b]	3.52	20.07	14.41	1.58	10.37	26.95

Total from investment operations	4.95	22.51	16.65	3.48	12.04	28.50

Less distributions from:
Net investment income	(1.23)	(2.48)	(2.17)	(1.93)	(1.75)	(1.55)

Total distributions	(1.23)	(2.48)	(2.17)	(1.93)	(1.75)	(1.55)

Net asset value, end of period	$130.11	$126.39	$106.36	$91.88	$90.33	$80.04

Total return	3.90%[c]	21.34%	18.43%	4.06%	15.36%	54.07%

Ratios/Supplemental data:
Net assets, end of period (000s)	$715,604	$587,712	$404,186	$307,797	$343,259	$372,184
Ratio of expenses to average net assets[d]	0.15%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	2.20%	2.10%	2.37%	2.23%	2.06%	2.24%
Portfolio turnover rate[e]	12%	13%	16%	21%	25%	24%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

52	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Micro-Cap ETF
	Six months ended Sep. 30, 2014 (Unaudited)	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010
Net asset value, beginning of period	$77.27	$58.73	$51.35	$53.25	$43.02	$26.54

Income from investment operations:
Net investment income[a]	0.45	0.71	0.81	0.56	0.34	0.31
Net realized and unrealized gain (loss)[b]	(7.81)	18.62	7.58	(1.84)	10.30	16.47

Total from investment operations	(7.36)	19.33	8.39	(1.28)	10.64	16.78

Less distributions from:
Net investment income	(0.42)	(0.79)	(1.01)	(0.62)	(0.41)	(0.30)

Total distributions	(0.42)	(0.79)	(1.01)	(0.62)	(0.41)	(0.30)

Net asset value, end of period	$69.49	$77.27	$58.73	$51.35	$53.25	$43.02

Total return	(9.56)%[c]	33.03%	16.60%	(2.28)%	24.90%	63.36%

Ratios/Supplemental data:
Net assets, end of period (000s)	$812,991	$1,050,830	$540,280	$485,293	$564,483	$430,189
Ratio of expenses to average net assets[d]	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[d]	1.22%	1.03%	1.57%	1.17%	0.76%	0.85%
Portfolio turnover rate[e]	19%	26%	29%	31%	35%	35%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	53

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 3000 ETF
	Six months ended Sep. 30, 2014 (Unaudited)	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010
Net asset value, beginning of period	$112.36	$93.44	$83.37	$79.35	$68.90	$46.12

Income from investment operations:
Net investment income[a]	1.02	1.83	1.74	1.38	1.21	1.12
Net realized and unrealized gain[b]	4.38	18.91	10.06	4.02	10.48	22.78

Total from investment operations	5.40	20.74	11.80	5.40	11.69	23.90

Less distributions from:
Net investment income	(0.96)	(1.82)	(1.73)	(1.38)	(1.24)	(1.12)

Total distributions	(0.96)	(1.82)	(1.73)	(1.38)	(1.24)	(1.12)

Net asset value, end of period	$116.80	$112.36	$93.44	$83.37	$79.35	$68.90

Total return	4.80%[c]	22.35%	14.37%	7.00%	17.24%	52.12%

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,658,761	$5,561,693	$4,139,560	$3,439,131	$3,455,606	$3,055,769
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	1.76%	1.77%	2.06%	1.82%	1.73%	1.87%
Portfolio turnover rate[e]	4%	5%	5%	6%	6%	6%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

54	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Mid-Cap ETF
	Six months ended Sep. 30, 2014 (Unaudited)	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010
Net asset value, beginning of period	$154.72	$127.35	$110.75	$109.00	$89.36	$54.25

Income from investment operations:
Net investment income[a]	1.20	2.02	1.98	1.52	1.49	1.23
Net realized and unrealized gain[b]	3.68	27.44	16.71	1.79	19.74	35.10

Total from investment operations	4.88	29.46	18.69	3.31	21.23	36.33

Less distributions from:
Net investment income	(1.09)	(2.09)	(2.09)	(1.56)	(1.59)	(1.22)

Total distributions	(1.09)	(2.09)	(2.09)	(1.56)	(1.59)	(1.22)

Net asset value, end of period	$158.51	$154.72	$127.35	$110.75	$109.00	$89.36

Total return	3.14%[c]	23.28%	17.14%	3.18%	24.08%	67.32%

Ratios/Supplemental data:
Net assets, end of period (000s)	$10,231,532	$9,909,644	$7,297,113	$6,783,639	$6,501,924	$5,500,145
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	1.51%	1.43%	1.77%	1.48%	1.59%	1.64%
Portfolio turnover rate[e]	8%	10%	13%	13%	12%	13%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	55

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Mid-Cap Growth ETF
	Six months ended Sep. 30, 2014 (Unaudited)	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010
Net asset value, beginning of period	$85.83	$69.89	$62.91	$60.91	$48.68	$30.22

Income from investment operations:
Net investment income[a]	0.45	0.69	0.79	0.50	0.46	0.41
Net realized and unrealized gain[b]	2.56	16.00	7.03	2.03	12.27	18.44

Total from investment operations	3.01	16.69	7.82	2.53	12.73	18.85

Less distributions from:
Net investment income	(0.43)	(0.75)	(0.84)	(0.53)	(0.50)	(0.39)

Total distributions	(0.43)	(0.75)	(0.84)	(0.53)	(0.50)	(0.39)

Net asset value, end of period	$88.41	$85.83	$69.89	$62.91	$60.91	$48.68

Total return	3.50%[c]	23.96%	12.58%	4.23%	26.33%	62.58%

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,924,644	$4,862,272	$3,592,398	$3,431,981	$3,441,160	$3,239,681
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	1.03%	0.88%	1.26%	0.85%	0.89%	1.00%
Portfolio turnover rate[e]	20%	23%	25%	29%	29%	28%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

56	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Mid-Cap Value ETF
	Six months ended Sep. 30, 2014 (Unaudited)	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010
Net asset value, beginning of period	$68.74	$57.15	$48.14	$48.14	$40.35	$23.98

Income from investment operations:
Net investment income[a]	0.69	1.18	1.07	0.89	0.89	0.73
Net realized and unrealized gain[b]	1.19	11.62	8.99	0.04	7.83	16.38

Total from investment operations	1.88	12.80	10.06	0.93	8.72	17.11

Less distributions from:
Net investment income	(0.59)	(1.21)	(1.05)	(0.93)	(0.93)	(0.74)

Total distributions	(0.59)	(1.21)	(1.05)	(0.93)	(0.93)	(0.74)

Net asset value, end of period	$70.03	$68.74	$57.15	$48.14	$48.14	$40.35

Total return	2.72%[c]	22.61%	21.24%	2.11%	21.99%	71.91%

Ratios/Supplemental data:
Net assets, end of period (000s)	$6,569,238	$5,722,940	$4,685,906	$3,222,765	$3,569,558	$2,834,421
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	1.95%	1.91%	2.16%	1.97%	2.12%	2.17%
Portfolio turnover rate[e]	20%	23%	23%	27%	25%	27%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	57

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Core U.S. Growth[a]	Diversified
Core U.S. Value[b]	Diversified
Micro-Cap	Diversified
Russell 3000	Diversified
Russell Mid-Cap	Diversified
Russell Mid-Cap Growth	Diversified
Russell Mid-Cap Value	Diversified

[a]	Formerly the iShares Russell 3000 Growth ETF.
[b]	Formerly the iShares Russell 3000 Value ETF.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 (ASC 946).

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant

58	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

NOTES TO FINANCIAL STATEMENTS	59

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of September 30, 2014. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2		Level 3	Total
Core U.S. Growth
Assets:
Common Stocks	$492,037,143	$1,608		$2,940	$492,041,691
Warrants	—	0	[a]	—	0	[a]
Money Market Funds	21,928,625	—		—	21,928,625

	$513,965,768	$1,608		$2,940	$513,970,316

Core U.S. Value
Assets:
Common Stocks	$714,281,333	$6,229		$11	$714,287,573
Warrants	—	0	[a]	—	0	[a]
Money Market Funds	15,489,637	—		—	15,489,637

	$729,770,970	$6,229		$11	$729,777,210

Micro-Cap
Assets:
Common Stocks	$811,392,928	$400,012		$445	$811,793,385
Rights	7,474	—		—	7,474
Money Market Funds	190,089,355	—		—	190,089,355

	$1,001,489,757	$400,012		$445	$1,001,890,214

Russell 3000
Assets:
Common Stocks	$5,651,901,581	$35,066		$19,457	$5,651,956,104
Warrants	—	0	[a]	—	0	[a]
Money Market Funds	188,628,145	—		—	188,628,145

	$5,840,529,726	$35,066		$19,457	$5,840,584,249

Russell Mid-Cap
Assets:
Common Stocks	$10,215,524,687	$—		$—	$10,215,524,687
Money Market Funds	656,755,694	—		—	656,755,694

	$10,872,280,381	$—		$—	$10,872,280,381

Russell Mid-Cap Growth
Assets:
Common Stocks	$4,920,064,818	$—		$—	$4,920,064,818
Money Market Funds	414,513,428	—		—	414,513,428

	$5,334,578,246	$—		$—	$5,334,578,246

60	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
Russell Mid-Cap Value
Assets:
Common Stocks	$6,555,624,209	$—	$—	$6,555,624,209
Money Market Funds	296,582,036	—	—	296,582,036

	$6,852,206,245	$—	$—	$6,852,206,245

[a]	Rounds to less than $1.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of September 30, 2014 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2014, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

NOTES TO FINANCIAL STATEMENTS	61

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of September 30, 2014, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The value of any securities on loan as of September 30, 2014 and the value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of each Fund’s securities lending agreements which are subject to offset under an MSLA as of September 30, 2014:

iShares ETF	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Core U.S. Growth	$20,666,516	$20,666,516	$—
Core U.S. Value	14,499,133	14,499,133	—
Micro-Cap	181,056,261	181,056,261	—
Russell 3000	177,331,997	177,331,997	—
Russell Mid-Cap	632,164,607	632,164,607	—
Russell Mid-Cap Growth	402,570,199	402,570,199	—
Russell Mid-Cap Value	284,721,174	284,721,174	—

[a]	Collateral received in excess of the market value of securities on loan is not presented for financial reporting purposes. The total collateral received is disclosed in each Fund’s statement of assets and liabilities.

62	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

RECENT ACCOUNTING STANDARD

In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings, including securities lending. The guidance is effective for financial statements for fiscal years beginning after December 15, 2014, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to the iShares Russell Mid-Cap ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.2000%		First $121 billion
0.1900	[a]	Over $121 billion, up to and including $211 billion
0.1805	[a]	Over $211 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

For its investment advisory services to each of the iShares Russell Mid-Cap Growth ETF and iShares Russell Mid-Cap Value ETF, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.2500%		First $121 billion
0.2375	[a]	Over $121 billion, up to and including $211 billion
0.2257	[a]	Over $211 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Micro-Cap	0.60%
Russell 3000	0.20

Effective June 12, 2014, for its investment advisory services to each of the iShares Core U.S. Growth ETF and iShares Core U.S. Value ETF, BFA is entitled to an annual investment advisory fee of 0.09% based on the average daily net assets of each Fund.

NOTES TO FINANCIAL STATEMENTS	63

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Prior to June 12, 2014, for its investment advisory services to each Fund, BFA was entitled to an annual investment advisory fee of 0.25% based on the average daily net assets of each Fund.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, (i) each Fund retains 70% of securities lending income and (ii) the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013 and pursuant to a securities lending agreement, (i) each Fund will receive for the remainder of that calendar year 75% of securities lending income and (ii) the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

For the six months ended September 30, 2014, each Fund paid to BTC the following amounts in total for securities lending agent services and collateral investment fees:

iShares ETF	Fees Paid to BTC
Core U.S. Growth	$44,032
Core U.S. Value	27,960
Micro-Cap	1,158,730
Russell 3000	405,439
Russell Mid-Cap	1,000,543
Russell Mid-Cap Growth	559,172
Russell Mid-Cap Value	479,646

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the six months ended September 30, 2014, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

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iSHARES® TRUST

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the six months ended September 30, 2014, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Core U.S. Growth ETF
BlackRock Inc.	2,049	226	(112)	2,163	$710,156	$7,955	$12,173

Core U.S. Value
BlackRock Inc.	4,799	857	(423)	5,233	$1,718,099	$19,588	$3,287
BlackRock Kelso Capital Corp.	4,030	129	(4,159)	—	—	873	(3,612)
PennyMac Financial Services Inc. Class A	726	—	—	726	10,636	—	—
PennyMac Mortgage Investment Trust	2,669	—	—	2,669	57,197	3,149	—
PNC Financial Services Group Inc. (The)	29,997	6,021	(463)	35,555	3,042,797	30,995	73

					$4,828,729	$54,605	$(252)

Russell 3000
BlackRock Inc.	34,725	367	(1,952)	33,140	$10,880,525	$130,304	$123,889
BlackRock Kelso Capital Corp.	17,802	72	(17,874)	—	—	3,701	(22,570)
PennyMac Financial Services Inc. Class A	3,152	—	—	3,152	46,177	—	—
PennyMac Mortgage Investment Trust	14,647	—	—	14,647	313,885	17,283	—
PNC Financial Services Group Inc. (The)	139,901	2,417	(3,555)	138,763	11,875,338	134,112	88,389

					$23,115,925	$285,400	$189,708

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

NOTES TO FINANCIAL STATEMENTS	65

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended September 30, 2014 were as follows:

iShares ETF	Purchases	Sales
Core U.S. Growth	$60,131,670	$59,930,735
Core U.S. Value	82,004,090	80,661,346
Micro-Cap	172,542,722	173,791,865
Russell 3000	201,894,434	198,229,774
Russell Mid-Cap	830,366,195	823,137,548
Russell Mid-Cap Growth	949,333,144	946,500,616
Russell Mid-Cap Value	1,267,204,750	1,251,867,297

In-kind transactions (see Note 4) for the six months ended September 30, 2014 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Core U.S. Growth	$18,519,448	$21,149,630
Core U.S. Value	111,376,300	—
Micro-Cap	107,330,046	243,170,272
Russell 3000	23,438,535	142,642,464
Russell Mid-Cap	639,731,435	551,250,732
Russell Mid-Cap Growth	281,336,691	357,149,786
Russell Mid-Cap Value	1,682,653,901	946,747,946

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

5.	MARKET AND CREDIT RISK

In the normal course of business, each Fund’s investment activities exposes it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

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iSHARES® TRUST

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in equity instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in the statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTES TO FINANCIAL STATEMENTS	67

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of March 31, 2014, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2015	Expiring 2017	Expiring 2018	Expiring 2019	Total
Core U.S. Growth	$16,421,702	$1,086,830	$14,427,568	$55,612,220	$15,920,828	$103,469,148
Core U.S. Value	—	—	894,285	50,060,389	12,829,303	63,783,977
Micro-Cap	—	—	—	44,118,736	17,016,462	61,135,198
Russell 3000	20,221,686	—	36,634,037	126,187,428	31,991,900	215,035,051
Russell Mid-Cap	—	—	6,215,918	201,205,737	27,732,055	235,153,710
Russell Mid-Cap Growth	68,625,062	—	54,753,546	421,837,084	137,522,509	682,738,201
Russell Mid-Cap Value	—	—	—	328,511,698	4,032,186	332,543,884

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of September 30, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core U.S. Growth	$401,264,036	$119,587,557	$(6,881,277)	$112,706,280
Core U.S. Value	686,268,133	88,151,226	(44,642,149)	43,509,077
Micro-Cap	1,043,224,818	95,771,351	(137,105,955)	(41,334,604)
Russell 3000	4,660,182,475	1,517,014,145	(336,612,371)	1,180,401,774
Russell Mid-Cap	8,333,146,306	2,982,513,265	(443,379,190)	2,539,134,075
Russell Mid-Cap Growth	4,203,301,493	1,238,595,942	(107,319,189)	1,131,276,753
Russell Mid-Cap Value	6,023,266,192	1,049,840,802	(220,900,749)	828,940,053

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2014, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	LEGAL PROCEEDINGS

On January 18, 2013, a lawsuit was filed in the United States District Court for the Middle District of Tennessee by Laborers’ Local 265 Pension Fund and Plumbers and Pipefitters Local No. 572 Pension Fund (the “Plaintiffs”) against BFA, BTC, and the current members of the iShares Trust Board of Trustees and the Board of Directors of iShares, Inc. (collectively, “Defendants”) for alleged violations of, among other things, Sections 36(a) and 36(b) of the 1940 Act. The complaint purports to be brought derivatively on behalf of iShares Trust and iShares, Inc., as well as the following eight funds: iShares Russell Mid-Cap ETF; iShares MSCI EAFE ETF; iShares MSCI Emerging Markets ETF; iShares Russell 2000 Growth ETF; iShares Russell 2000 Value ETF; iShares Core S&P Mid-Cap ETF; iShares Core S&P Small-Cap ETF; and iShares U.S. Real Estate ETF. The complaint alleges, among other things, that BFA and BTC breached their fiduciary duties under the 1940 Act by charging allegedly excessive fees in connection with the provision of securities lending services to the above eight funds, that the individual

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defendants breached their fiduciary duties under the 1940 Act by approving those fee arrangements, and that the securities lending contracts are unenforceable under Section 47(b) of the 1940 Act. Plaintiffs seek injunctive relief, rescission of the securities lending contracts, and monetary damages of an unspecified amount. Defendants believe the claims are without merit and intend to vigorously defend themselves against the allegations in the lawsuit. The Court dismissed the complaint with prejudice on October 24, 2013. The Plaintiffs filed a notice of appeal on November 8, 2013. On February 13, 2014, the Plaintiffs filed an appeal brief with the United States Court of Appeals for the Sixth Circuit (“the Sixth Circuit”). Oral argument of the Plaintiff’s appeal was heard by the Sixth Circuit on July 30, 2014. On September 30, 2014, the Sixth Circuit affirmed the dismissal of the lawsuit.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	69

Board Review and Approval of Investment Advisory

Contract

iSHARES® TRUST

I. iShares Core U.S. Growth ETF and iShares Core U.S. Value ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on March 12, 2014, May 6, 2014, and May 12, 2014, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 16, 2014, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-13, 2014, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other exchange traded funds (including funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board noted that, prior to 2014, Lipper had used a different methodology to determine a Fund’s Lipper group, which included mutual funds, closed-end funds, exchange traded funds, and/or funds with differing investment objective classifications, investment focuses and other characteristics (e.g. actively managed funds and funds sponsored by “at cost” service providers), as applicable. The Board further noted that, after consideration by the 15(c) Committee, the Board determined to use instead Lipper’s proprietary ETF methodology to determine a Fund’s Lipper Group. This determination was based on, among other considerations, the increased number and types of ETFs available for comparative purposes than was the case in prior years. The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. At the Board’s request, Lipper provided, and the Board considered, information on the impact to the iShares funds’ comparative fee rankings that were attributable to the change from a pure index group methodology to Lipper’s proprietary ETF methodology. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses for the Funds were lower than the median of the investment advisory fee rates and overall expenses of the funds in their respective Lipper Group.

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In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2013, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that are not exchange traded funds or index funds, and that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years, including in such areas as investor education, product management, customized portfolio consulting support, capital markets support, and proprietary risk and performance analytics tools. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-13, 2014 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding potential

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economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board noted that, at a meeting held on May 16, 2014, the Board had approved permanent reductions to the advisory fee rates charged to each of the Funds. The Board further noted management’s assertion that future economies of scale for each Fund had been taken into consideration by fixing the investment advisory fee rate at the low end of the market place, effectively giving Fund shareholders the benefits of lower fees. In addition, the Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the investment advisory fee rates incorporate potential economies of scale and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially similar investment objectives and strategies as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different, generally more extensive services provided to the Funds, as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant

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to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that each Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of each Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

II. iShares Micro-Cap ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on March 12, 2014, May 6, 2014, and May 12, 2014, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 16, 2014, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-13, 2014, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other exchange traded funds (including funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board noted that, prior to 2014, Lipper had used a different methodology

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to determine the Fund’s Lipper group, which included mutual funds, closed-end funds, exchange traded funds, and/or funds with differing investment objective classifications, investment focuses and other characteristics (e.g. actively managed funds and funds sponsored by “at cost” service providers), as applicable. The Board further noted that, after consideration by the 15(c) Committee, the Board determined to use instead Lipper’s proprietary ETF methodology to determine the Fund’s Lipper Group. This determination was based on, among other considerations, the increased number and types of ETFs available for comparative purposes than was the case in prior years. The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the applicable Lipper Group and to prepare this information. At the Board’s request, Lipper provided, and the Board considered, information on the impact to the iShares funds’ comparative fee rankings that were attributable to the change from a pure index group methodology to Lipper’s proprietary ETF methodology. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses for the Fund were higher than the median of the investment advisory fee rates and overall expenses of the funds in its Lipper Group. The Board further noted that the Fund invests in smaller, micro-cap equities, as compared to the competitor funds as determined by Lipper, which invest primarily in small cap companies.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2013, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its respective performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that are not exchange traded funds or index funds, and that may have different investment objectives and/or benchmarks from the Fund. In addition, the Board noted that the Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its relevant benchmark index. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Fund and its shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years, including in such areas as investor education, product management, customized portfolio consulting support, capital markets support, and proprietary risk and performance analytics tools. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons

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responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-13, 2014 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the investment advisory fee rate incorporates potential economies of scale and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with a substantially similar investment objective and strategy as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ

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from the Fund, including in terms of the different, generally more extensive services provided to the Fund, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

III. iShares Russell 3000 ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on March 12, 2014, May 6, 2014, and May 12, 2014, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 16, 2014, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-13, 2014, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the

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additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other exchange traded funds (including funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board noted that, prior to 2014, Lipper had used a different methodology to determine the Fund’s Lipper group, which included mutual funds, closed-end funds, exchange traded funds, and/or funds with differing investment objective classifications, investment focuses and other characteristics (e.g. actively managed funds and funds sponsored by “at cost” service providers), as applicable. The Board further noted that, after consideration by the 15(c) Committee, the Board determined to use instead Lipper’s proprietary ETF methodology to determine the Fund’s Lipper Group. This determination was based on, among other considerations, the increased number and types of ETFs available for comparative purposes than was the case in prior years. The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the applicable Lipper Group and to prepare this information. At the Board’s request, Lipper provided, and the Board considered, information on the impact to the iShares funds’ comparative fee rankings that were attributable to the change from a pure index group methodology to Lipper’s proprietary ETF methodology. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses for the Fund were lower than the median of the investment advisory fee rates and overall expenses of the funds in its Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2013, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its respective performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that are not exchange traded funds or index funds, and that may have different investment objectives and/or benchmarks from the Fund. In addition, the Board noted that the Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its relevant benchmark index. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

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Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Fund and its shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years, including in such areas as investor education, product management, customized portfolio consulting support, capital markets support, and proprietary risk and performance analytics tools. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-13, 2014 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board further noted management’s assertion that future economies of scale for the Fund had been taken into consideration by fixing the investment advisory fee rate at the low end of the market place, effectively giving Fund

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shareholders, from inception, the benefits of a lower fee. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the investment advisory fee rate incorporates potential economies of scale and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with a substantially similar investment objective and strategy as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different, generally more extensive services provided to the Fund, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

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IV. iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Growth ETF and iShares Russell Mid-Cap Value ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on March 12, 2014, May 6, 2014, and May 12, 2014, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 16, 2014, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-13, 2014, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other exchange traded funds (including funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board noted that, prior to 2014, Lipper had used a different methodology to determine a Fund’s Lipper group, which included mutual funds, closed-end funds, exchange traded funds, and/or funds with differing investment objective classifications, investment focuses and other characteristics (e.g. actively managed funds and funds sponsored by “at cost” service providers), as applicable. The Board further noted that, after consideration by the 15(c) Committee, the Board determined to use instead Lipper’s proprietary ETF methodology to determine a Fund’s Lipper Group. This determination was based on, among other considerations, the increased number and types of ETFs available for comparative purposes than was the case in prior years. The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. At the Board’s request, Lipper provided, and the Board considered, information on the impact to the iShares funds’ comparative fee rankings that were attributable to the change from a pure index group methodology to Lipper’s proprietary ETF methodology. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses for the Funds were lower than the median of the investment advisory fee rates and overall expenses of the funds in their respective Lipper Group.

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In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2013, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that are not exchange traded funds or index funds, and that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years, including in such areas as investor education, product management, customized portfolio consulting support, capital markets support, and proprietary risk and performance analytics tools. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-13, 2014 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding potential

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iSHARES® TRUST

economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Funds already provided for breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fee rates reflects appropriate sharing of potential economies of scale with the Funds’ shareholders and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially similar investment objectives and strategies as the Funds, except for iShares Russell Mid-Cap ETF. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different, generally more extensive services provided to the Funds, as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in

82	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that each Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of each Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	83

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Core U.S. Growth	$0.491952	$—	$0.003402	$0.495354	99%	—%	1%	100%
Core U.S. Value	1.203422	—	0.024454	1.227876	98	—	2	100
Micro-Cap	0.396250	—	0.024062	0.420312	94	—	6	100
Russell 3000	0.946871	—	0.014230	0.961101	99	—	1	100
Russell Mid-Cap	1.042998	—	0.043814	1.086812	96	—	4	100
Russell Mid-Cap Growth	0.422727	—	0.006318	0.429045	99	—	1	100
Russell Mid-Cap Value	0.560021	—	0.032302	0.592323	95	—	5	100

84	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	85

Notes:

86	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Frank Russell Company, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

The Funds’ complete schedules of portfolio holdings for this report are also available without charge, upon request, by calling toll-free 1-800-474-2737.

©2014 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-36-0914

Item 2. Code of Ethics.

Not applicable to this semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this semi-annual filing.

Item 6. Investments.

(a) Full schedules of investments are attached.

(b) Not applicable.

Schedule of Investments  (Unaudited)

iSHARES® S&P 500 GROWTH ETF

September 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.84%

AEROSPACE & DEFENSE — 3.34%
Boeing Co. (The)	763,030	$97,194,761
General Dynamics Corp.	166,343	21,140,532
Honeywell International Inc.	588,047	54,758,937
Lockheed Martin Corp.	187,372	34,247,854
Northrop Grumman Corp.	101,754	13,407,107
Precision Castparts Corp.	163,357	38,696,006
Raytheon Co.	176,893	17,975,867
Rockwell Collins Inc.	84,874	6,662,609
Textron Inc.	317,903	11,441,329
United Technologies Corp.	542,452	57,282,931

		352,807,933
AIR FREIGHT & LOGISTICS — 1.01%
Expeditors International of Washington Inc.	102,516	4,160,099
FedEx Corp.	145,069	23,421,390
United Parcel Service Inc. Class B	800,862	78,716,726

		106,298,215
AIRLINES — 0.58%
Delta Air Lines Inc.	959,826	34,697,710
Southwest Airlines Co.	780,089	26,343,606

		61,041,316
AUTO COMPONENTS — 0.60%
BorgWarner Inc.	260,021	13,679,705
Delphi Automotive PLC	153,243	9,399,926
Goodyear Tire & Rubber Co. (The)	314,471	7,102,327
Johnson Controls Inc.	758,292	33,364,848

		63,546,806
AUTOMOBILES — 0.14%
Harley-Davidson Inc.	247,584	14,409,389

		14,409,389
BEVERAGES — 2.63%
Brown-Forman Corp. Class B NVS	105,932	9,557,185
Coca-Cola Co. (The)	2,966,221	126,538,988
Coca-Cola Enterprises Inc.	256,934	11,397,592
Constellation Brands Inc. Class Aa	190,793	16,629,518
Dr Pepper Snapple Group Inc.	106,981	6,879,948
Monster Beverage Corp.[a]	163,678	15,004,363
PepsiCo Inc.	995,034	92,627,715

		278,635,309
BIOTECHNOLOGY — 5.46%
Alexion Pharmaceuticals Inc.[a]	225,228	37,347,307
Amgen Inc.	864,860	121,478,236
Biogen Idec Inc.[a]	268,866	88,943,561
Celgene Corp.[a]	910,293	86,277,571
Gilead Sciences Inc.[a]	1,721,124	183,213,650

Security	Shares	Value

Regeneron Pharmaceuticals Inc.[a,b]	84,004	$30,285,122
Vertex Pharmaceuticals Inc.[a]	271,075	30,444,433

		577,989,880
BUILDING PRODUCTS — 0.08%
Allegion PLC	44,999	2,143,752
Masco Corp.	260,570	6,232,835

		8,376,587
CAPITAL MARKETS — 2.04%
Affiliated Managers Group Inc.[a]	63,210	12,664,756
Ameriprise Financial Inc.	213,144	26,297,707
BlackRock Inc.[c]	143,635	47,158,243
Charles Schwab Corp. (The)	1,305,889	38,380,078
E*TRADE Financial Corp.[a]	196,580	4,440,742
Franklin Resources Inc.	448,526	24,494,005
Invesco Ltd.	492,642	19,449,506
State Street Corp.	260,397	19,167,823
T. Rowe Price Group Inc.	299,511	23,481,662

		215,534,522
CHEMICALS — 3.24%
Air Products and Chemicals Inc.	124,423	16,197,386
Airgas Inc.	47,897	5,299,803
CF Industries Holdings Inc.	32,714	9,134,403
E.I. du Pont de Nemours and Co.	593,980	42,624,005
Eastman Chemical Co.	169,744	13,730,592
Ecolab Inc.	307,035	35,256,829
FMC Corp.	151,436	8,660,625
International Flavors & Fragrances Inc.	54,699	5,244,540
LyondellBasell Industries NV Class A	484,157	52,608,500
Monsanto Co.	597,283	67,200,310
PPG Industries Inc.	156,935	30,875,392
Praxair Inc.	196,176	25,306,704
Sherwin-Williams Co. (The)	94,640	20,725,213
Sigma-Aldrich Corp.	75,864	10,318,263

		343,182,565
COMMERCIAL BANKS — 1.80%
Citigroup Inc.	1,587,859	82,282,853
Comerica Inc.	205,567	10,249,571
Fifth Third Bancorp	949,853	19,016,057
Huntington Bancshares Inc.	928,216	9,031,542
KeyCorp	997,888	13,301,847
Regions Financial Corp.	782,441	7,855,708
U.S. Bancorp	1,087,358	45,484,185
Zions Bancorp	115,657	3,360,992

		190,582,755
COMMERCIAL SERVICES & SUPPLIES — 0.50%
Cintas Corp.	110,359	7,790,242
Iron Mountain Inc.	86,387	2,820,536
Pitney Bowes Inc.	231,657	5,789,108
Stericycle Inc.[a,b]	96,516	11,249,905
Tyco International Ltd.	267,368	11,916,592
Waste Management Inc.	271,427	12,900,925

		52,467,308
COMMUNICATIONS EQUIPMENT — 1.51%
F5 Networks Inc.[a]	55,848	6,631,391
Harris Corp.	56,241	3,734,402
Motorola Solutions Inc.	100,870	6,383,054
QUALCOMM Inc.	1,908,253	142,680,077

		159,428,924

1

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH ETF

September 30, 2014

Security	Shares	Value

COMPUTERS & PERIPHERALS — 7.26%
Apple Inc.	6,817,520	$686,865,140
NetApp Inc.	246,805	10,602,743
SanDisk Corp.	255,303	25,006,929
Seagate Technology PLC	372,103	21,310,339
Western Digital Corp.	250,455	24,374,280

		768,159,431
CONSTRUCTION & ENGINEERING — 0.03%
Quanta Services Inc.[a]	91,620	3,324,890

		3,324,890
CONSTRUCTION MATERIALS — 0.08%
Martin Marietta Materials Inc.	33,054	4,261,983
Vulcan Materials Co.	63,835	3,844,782

		8,106,765
CONSUMER FINANCE — 1.20%
American Express Co.	1,024,761	89,707,578
Discover Financial Services	525,912	33,863,474
Navient Corp.	196,426	3,478,704

		127,049,756
CONTAINERS & PACKAGING — 0.15%
Ball Corp.	75,898	4,802,067
Owens-Illinois Inc.[a]	108,106	2,816,161
Sealed Air Corp.	240,784	8,398,546

		16,016,774
DISTRIBUTORS — 0.06%
Genuine Parts Co.	76,941	6,748,495

		6,748,495
DIVERSIFIED CONSUMER SERVICES — 0.06%
H&R Block Inc.	206,301	6,397,394

		6,397,394
DIVERSIFIED FINANCIAL SERVICES — 0.61%
Intercontinental Exchange Inc.	129,162	25,193,048
Leucadia National Corp.	165,420	3,943,613
McGraw Hill Financial Inc.	181,974	15,367,704
Moody’s Corp.	211,614	19,997,523

		64,501,888
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.16%
Verizon Communications Inc.	2,454,190	122,684,958

		122,684,958
ELECTRICAL EQUIPMENT — 0.73%
AMETEK Inc.	279,840	14,050,766
Eaton Corp. PLC	232,972	14,763,436
Emerson Electric Co.	492,670	30,831,289
Rockwell Automation Inc.	156,979	17,248,852

		76,894,343
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.34%
Amphenol Corp. Class A	178,560	17,831,002
FLIR Systems Inc.	105,810	3,316,085

Security	Shares	Value

TE Connectivity Ltd.	274,932	$15,200,990

		36,348,077
ENERGY EQUIPMENT & SERVICES — 2.43%
FMC Technologies Inc.[a,b]	267,338	14,519,127
Halliburton Co.	968,382	62,470,323
Helmerich & Payne Inc.	123,204	12,057,975
National Oilwell Varco Inc.	240,033	18,266,511
Schlumberger Ltd.	1,476,069	150,101,457

		257,415,393
FOOD & STAPLES RETAILING — 0.44%
Safeway Inc.	261,707	8,976,550
Walgreen Co.	470,935	27,912,317
Whole Foods Market Inc.	254,535	9,700,329

		46,589,196
FOOD PRODUCTS — 1.35%
Campbell Soup Co.	96,054	4,104,387
General Mills Inc.	383,568	19,351,006
Hershey Co. (The)	169,889	16,212,507
Hormel Foods Corp.	95,153	4,889,913
J.M. Smucker Co. (The)	53,497	5,295,668
Kellogg Co.	151,391	9,325,686
Keurig Green Mountain Inc.	138,699	18,048,901
Kraft Foods Group Inc.	676,279	38,142,135
McCormick & Co. Inc. NVS	77,103	5,158,191
Mead Johnson Nutrition Co. Class A	230,185	22,148,401

		142,676,795
HEALTH CARE EQUIPMENT & SUPPLIES — 2.18%
Baxter International Inc.	314,538	22,574,392
Becton, Dickinson and Co.	218,423	24,858,722
Boston Scientific Corp.[a]	1,509,443	17,826,522
C.R. Bard Inc.	84,911	12,117,649
CareFusion Corp.[a]	97,319	4,403,685
Covidien PLC	246,895	21,358,887
DENTSPLY International Inc.	88,467	4,034,095
Edwards Lifesciences Corp.[a]	65,400	6,680,610
Intuitive Surgical Inc.[a]	25,790	11,910,338
Medtronic Inc.	635,693	39,381,181
St. Jude Medical Inc.	324,149	19,491,079
Stryker Corp.	340,526	27,497,475
Varian Medical Systems Inc.[a,b]	73,086	5,855,650
Zimmer Holdings Inc.	126,855	12,755,270

		230,745,555
HEALTH CARE PROVIDERS & SERVICES — 0.81%
AmerisourceBergen Corp.	111,357	8,607,896
Cigna Corp.	300,377	27,241,190
DaVita HealthCare Partners Inc.[a]	120,997	8,849,721
Laboratory Corp. of America Holdings[a]	50,159	5,103,678
McKesson Corp.	116,027	22,586,976
Tenet Healthcare Corp.[a]	43,737	2,597,540
Universal Health Services Inc. Class B	103,763	10,843,234

		85,830,235
HEALTH CARE TECHNOLOGY — 0.19%
Cerner Corp.[a]	345,606	20,587,749

		20,587,749
HOTELS, RESTAURANTS & LEISURE — 2.15%
Chipotle Mexican Grill Inc.[a]	35,315	23,540,626
Marriott International Inc. Class A	143,677	10,043,022

2

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH ETF

September 30, 2014

Security	Shares	Value

McDonald’s Corp.	637,257	$60,418,336
Starbucks Corp.	855,291	64,540,259
Starwood Hotels & Resorts Worldwide Inc.	216,929	18,050,662
Wyndham Worldwide Corp.	142,349	11,567,280
Wynn Resorts Ltd.	92,317	17,270,665
Yum! Brands Inc.	300,347	21,618,977

		227,049,827
HOUSEHOLD DURABLES — 0.28%
Garmin Ltd.	58,211	3,026,390
Harman International Industries Inc.	77,314	7,579,865
Lennar Corp. Class A	92,899	3,607,268
Mohawk Industries Inc.[a]	70,354	9,485,126
Newell Rubbermaid Inc.	162,624	5,595,892

		29,294,541
HOUSEHOLD PRODUCTS — 1.94%
Clorox Co. (The)[b]	84,843	8,148,322
Colgate-Palmolive Co.	596,262	38,888,208
Kimberly-Clark Corp.	251,187	27,020,185
Procter & Gamble Co. (The)	1,572,241	131,659,461

		205,716,176
INDUSTRIAL CONGLOMERATES — 1.58%
3M Co.	737,751	104,524,561
Danaher Corp.	694,065	52,735,059
Roper Industries Inc.	67,075	9,812,402

		167,072,022
INSURANCE — 1.13%
Aon PLC	330,703	28,992,732
Lincoln National Corp.	134,194	7,190,115
Marsh & McLennan Companies Inc.	409,037	21,408,997
Principal Financial Group Inc.	164,538	8,633,309
Prudential Financial Inc.	523,742	46,057,871
Torchmark Corp.	148,220	7,762,281

		120,045,305
INTERNET & CATALOG RETAIL — 2.43%
Amazon.com Inc.[a]	431,365	139,089,331
Expedia Inc.	66,859	5,858,185
Netflix Inc.[a]	68,420	30,869,736
Priceline Group Inc. (The)[a]	59,697	69,163,750
TripAdvisor Inc.[a,b]	126,739	11,586,479

		256,567,481
INTERNET SOFTWARE & SERVICES — 6.27%
Akamai Technologies Inc.[a,b]	202,804	12,127,679
eBay Inc.[a,b]	861,633	48,794,277
Facebook Inc. Class Aa	2,220,235	175,487,374
Google Inc. Class Aa	323,462	190,328,276
Google Inc. Class Ca,b	323,435	186,738,432
VeriSign Inc.[a,b]	128,523	7,084,188
Yahoo! Inc.[a]	1,053,159	42,916,229

		663,476,455
IT SERVICES — 4.55%
Accenture PLC Class A	402,483	32,729,917
Alliance Data Systems Corp.[a,b]	63,217	15,694,885
Automatic Data Processing Inc.	547,276	45,467,690
Cognizant Technology Solutions Corp. Class Aa	692,168	30,988,361
Fidelity National Information Services Inc.	324,974	18,296,036
Fiserv Inc.[a]	283,760	18,340,828
International Business Machines Corp.	475,343	90,234,362

Security	Shares	Value

MasterCard Inc. Class A	1,120,659	$82,839,113
Paychex Inc.	248,908	11,001,734
Teradata Corp.[a,b]	90,296	3,785,208
Total System Services Inc.	188,757	5,843,917
Visa Inc. Class A	560,493	119,592,391
Western Union Co.	381,219	6,114,753

		480,929,195
LEISURE EQUIPMENT & PRODUCTS — 0.10%
Hasbro Inc.	73,389	4,036,028
Mattel Inc.	227,680	6,978,392

		11,014,420
LIFE SCIENCES TOOLS & SERVICES — 0.74%
Agilent Technologies Inc.	258,224	14,713,604
PerkinElmer Inc.	68,354	2,980,234
Thermo Fisher Scientific Inc.	454,218	55,278,331
Waters Corp.[a]	57,543	5,703,662

		78,675,831
MACHINERY — 1.19%
Cummins Inc.	128,531	16,963,521
Dover Corp.	132,567	10,649,107
Flowserve Corp.	155,576	10,971,220
Illinois Tool Works Inc.	228,443	19,285,158
Ingersoll-Rand PLC	170,247	9,595,121
PACCAR Inc.	403,933	22,973,689
Pall Corp.	80,519	6,739,440
Parker-Hannifin Corp.	99,843	11,397,079
Pentair PLC	133,424	8,737,938
Snap-on Inc.	37,175	4,501,149
Xylem Inc.	125,196	4,443,206

		126,256,628
MEDIA — 5.38%
CBS Corp. Class B NVS	551,838	29,523,333
Comcast Corp. Class A	2,946,709	158,474,010
DIRECTV[a]	571,815	49,473,434
Discovery Communications Inc. Series Aa,b	168,997	6,388,087
Discovery Communications Inc. Series C NVS[a,b]	310,824	11,587,519
Interpublic Group of Companies Inc. (The)	478,583	8,767,640
News Corp. Class A NVS[a]	565,859	9,251,795
Omnicom Group Inc.	285,966	19,691,619
Scripps Networks Interactive Inc. Class A	117,795	9,198,611
Time Warner Cable Inc.	317,221	45,518,041
Time Warner Inc.	535,311	40,260,740
Twenty-First Century Fox Inc. Class A	1,179,443	40,443,100
Viacom Inc. Class B NVS	433,485	33,352,336
Walt Disney Co. (The)	1,204,688	107,253,373

		569,183,638
MULTI-UTILITIES — 0.22%
Dominion Resources Inc.	331,709	22,917,775

		22,917,775
MULTILINE RETAIL — 0.27%
Dollar General Corp.[a]	158,600	9,692,046
Dollar Tree Inc.[a]	233,994	13,120,044
Nordstrom Inc.	86,290	5,899,647

		28,711,737
OIL, GAS & CONSUMABLE FUELS — 3.18%
Anadarko Petroleum Corp.	305,323	30,971,965
Cabot Oil & Gas Corp.	475,099	15,530,986

3

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH ETF

September 30, 2014

Security	Shares	Value

Chesapeake Energy Corp.	290,652	$6,682,090
Cimarex Energy Co.	62,233	7,874,342
EOG Resources Inc.	623,313	61,720,453
EQT Corp.	172,499	15,790,558
Kinder Morgan Inc.	749,026	28,717,657
Marathon Petroleum Corp.	141,813	12,007,307
Newfield Exploration Co.[a]	93,720	3,474,200
Noble Energy Inc.	410,168	28,039,085
Occidental Petroleum Corp.	408,326	39,260,545
Pioneer Natural Resources Co.	162,927	32,091,731
Range Resources Corp.	191,976	13,017,893
Southwestern Energy Co.[a]	228,672	7,992,086
Spectra Energy Corp.	358,916	14,091,042
Williams Companies Inc. (The)	344,607	19,073,997

		336,335,937
PERSONAL PRODUCTS — 0.21%
Avon Products Inc.	204,163	2,572,454
Estee Lauder Companies Inc. (The) Class A	256,152	19,139,677

		21,712,131
PHARMACEUTICALS — 7.18%
AbbVie Inc.	1,812,246	104,675,329
Actavis PLC[a]	300,878	72,595,844
Allergan Inc.	338,364	60,293,081
Bristol-Myers Squibb Co.	1,226,962	62,795,915
Hospira Inc.[a]	88,359	4,597,319
Johnson & Johnson	1,894,526	201,937,526
Merck & Co. Inc.	1,543,636	91,506,742
Mylan Inc.[a]	425,888	19,373,645
Perrigo Co. PLC	152,363	22,883,399
Pfizer Inc.	3,537,538	104,604,999
Zoetis Inc.	376,470	13,910,567

		759,174,366
PROFESSIONAL SERVICES — 0.30%
Dun & Bradstreet Corp. (The)	41,543	4,880,056
Equifax Inc.	138,434	10,346,557
Nielsen NV	190,380	8,439,546
Robert Half International Inc.	157,036	7,694,764

		31,360,923
REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.37%
American Tower Corp.	451,037	42,230,594
Apartment Investment and Management Co. Class A	80,462	2,560,301
AvalonBay Communities Inc.	61,091	8,611,998
Boston Properties Inc.	87,005	10,071,699
Crown Castle International Corp.	380,125	30,611,466
Equity Residential	189,262	11,654,754
Essex Property Trust Inc.	41,334	7,388,452
General Growth Properties Inc.	308,211	7,258,369
Health Care REIT Inc.	254,581	15,878,217
Host Hotels & Resorts Inc.	559,675	11,937,868
Kimco Realty Corp.[b]	209,958	4,600,180
Macerich Co. (The)	159,925	10,208,013
Plum Creek Timber Co. Inc.	114,633	4,471,833
Prologis Inc.	335,884	12,662,827
Public Storage	94,113	15,607,700
Simon Property Group Inc.	205,222	33,742,601
Ventas Inc.	164,059	10,163,455
Vornado Realty Trust	105,158	10,511,594

		250,171,921

Security	Shares	Value

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.06%
CBRE Group Inc. Class Aa	216,683	$6,444,152

		6,444,152
ROAD & RAIL — 1.78%
CSX Corp.	728,384	23,351,991
Kansas City Southern Industries Inc.	125,615	15,224,538
Norfolk Southern Corp.	352,404	39,328,286
Union Pacific Corp.	1,021,776	110,780,954

		188,685,769
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.69%
Altera Corp.	144,698	5,177,294
Analog Devices Inc.	167,680	8,298,483
Applied Materials Inc.	776,865	16,788,053
Avago Technologies Ltd.	169,064	14,708,568
First Solar Inc.[a,b]	85,829	5,648,406
KLA-Tencor Corp.	188,259	14,831,044
Lam Research Corp.	92,565	6,914,606
Linear Technology Corp.	154,885	6,875,345
Microchip Technology Inc.	227,856	10,761,639
Micron Technology Inc.[a]	1,219,211	41,770,169
NVIDIA Corp.	282,254	5,207,586
Texas Instruments Inc.	729,295	34,780,079
Xilinx Inc.	168,665	7,142,963

		178,904,235
SOFTWARE — 6.42%
Adobe Systems Inc.[a]	537,983	37,223,044
Autodesk Inc.[a]	258,642	14,251,174
CA Inc.	241,654	6,751,813
Citrix Systems Inc.[a]	115,878	8,266,737
Electronic Arts Inc.[a]	355,705	12,666,655
Intuit Inc.	323,230	28,331,109
Microsoft Corp.	9,381,532	434,927,824
Oracle Corp.	1,999,451	76,538,984
Red Hat Inc.[a]	215,106	12,078,202
Salesforce.com Inc.[a,b]	655,444	37,707,693
Symantec Corp.	423,820	9,964,008

		678,707,243
SPECIALTY RETAIL — 2.90%
AutoZone Inc.[a,b]	37,119	18,918,070
Bed Bath & Beyond Inc.[a]	229,886	15,133,395
Best Buy Co. Inc.	162,411	5,455,385
CarMax Inc.[a,b]	140,234	6,513,869
GameStop Corp. Class Ab	60,489	2,492,147
Gap Inc. (The)	205,374	8,562,042
Home Depot Inc. (The)	996,070	91,379,462
L Brands Inc.	178,772	11,974,149
Lowe’s Companies Inc.	674,338	35,685,967
O’Reilly Automotive Inc.[a,b]	118,149	17,764,884
PetSmart Inc.	57,367	4,020,853
Ross Stores Inc.	238,914	18,057,120
Tiffany & Co.	127,970	12,324,791
TJX Companies Inc. (The)	788,962	46,682,881
Tractor Supply Co.	156,424	9,621,640
Urban Outfitters Inc.[a]	71,417	2,621,004

		307,207,659
TEXTILES, APPAREL & LUXURY GOODS — 1.44%
Coach Inc.	187,453	6,675,201
Fossil Group Inc.[a]	53,183	4,993,884
Michael Kors Holdings Ltd.[a,b]	233,699	16,683,772

4

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH ETF

September 30, 2014

Security	Shares	Value

Nike Inc. Class B	800,776	$71,429,219
PVH Corp.	59,291	7,183,105
Ralph Lauren Corp.	41,588	6,850,791
Under Armour Inc. Class Aa,b	189,264	13,078,142
VF Corp.	392,676	25,928,396

		152,822,510
THRIFTS & MORTGAGE FINANCE — 0.02%
People’s United Financial Inc.	178,139	2,577,671

		2,577,671
TOBACCO — 1.64%
Altria Group Inc.	1,196,895	54,985,356
Lorillard Inc.	409,908	24,557,588
Philip Morris International Inc.	996,007	83,066,984
Reynolds American Inc.	175,123	10,332,257

		172,942,185
TRADING COMPANIES & DISTRIBUTORS — 0.41%
Fastenal Co.	310,759	13,953,079
United Rentals Inc.[a,b]	109,111	12,122,232
W.W. Grainger Inc.	69,309	17,441,610

		43,516,921

TOTAL COMMON STOCKS
(Cost: $7,537,338,984)		10,561,853,857

SHORT-TERM INVESTMENTS — 0.86%

MONEY MARKET FUNDS — 0.86%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	78,432,948	78,432,948
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	4,862,902	4,862,902
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	7,800,220	7,800,220

		91,096,070

TOTAL SHORT-TERM INVESTMENTS
(Cost: $91,096,070)		91,096,070

TOTAL INVESTMENTS IN SECURITIES — 100.70%
(Cost: $7,628,435,054)		10,652,949,927

SHORT POSITIONS[f] — (0.05)%

COMMON STOCKS — (0.05)%
CDK Global Inc.[a]	(182,425)	(5,580,075)

TOTAL SHORT POSITIONS
(Proceeds: $5,580,075)		(5,580,075)
Other Assets, Less Liabilities — (0.65)%		(69,220,656)

NET ASSETS — 100.00%		$10,578,149,196

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	See Note 1.

See notes to financial statements.

5

Schedule of Investments  (Unaudited)

iSHARES® S&P 500 VALUE ETF

September 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.79%

AEROSPACE & DEFENSE — 1.84%
General Dynamics Corp.	167,912	$21,339,936
Honeywell International Inc.	260,490	24,256,829
L-3 Communications Holdings Inc.	84,376	10,033,994
Lockheed Martin Corp.	103,012	18,828,533
Northrop Grumman Corp.	116,046	15,290,221
Raytheon Co.	152,109	15,457,317
Rockwell Collins Inc.	59,260	4,651,910
United Technologies Corp.	366,490	38,701,344

		148,560,084
AIR FREIGHT & LOGISTICS — 0.44%
C.H. Robinson Worldwide Inc.	144,085	9,555,717
Expeditors International of Washington Inc.	102,932	4,176,981
FedEx Corp.	135,140	21,818,353

		35,551,051
AUTO COMPONENTS — 0.12%
Delphi Automotive PLC	161,331	9,896,044

		9,896,044
AUTOMOBILES — 1.22%
Ford Motor Co.	3,797,080	56,158,813
General Motors Co.	1,319,661	42,149,973

		98,308,786
BEVERAGES — 1.70%
Brown-Forman Corp. Class B NVS	63,175	5,699,648
Coca-Cola Co. (The)	1,313,936	56,052,510
Dr Pepper Snapple Group Inc.	99,092	6,372,606
Molson Coors Brewing Co. Class B NVS	155,857	11,601,995
PepsiCo Inc.	619,574	57,676,144

		137,402,903
BUILDING PRODUCTS — 0.07%
Allegion PLC	55,761	2,656,454
Masco Corp.	126,474	3,025,258

		5,681,712
CAPITAL MARKETS — 2.53%
Bank of New York Mellon Corp. (The)	1,107,862	42,907,495
E*TRADE Financial Corp.[a]	113,854	2,571,962
Goldman Sachs Group Inc. (The)	401,141	73,637,453
Legg Mason Inc.	99,441	5,087,402
Morgan Stanley	1,499,289	51,830,421
Northern Trust Corp.	216,816	14,749,992
State Street Corp.	190,743	14,040,592

		204,825,317

Security	Shares	Value

CHEMICALS — 1.77%
Air Products and Chemicals Inc.	80,715	$10,507,479
Airgas Inc.	24,413	2,701,298
CF Industries Holdings Inc.	20,520	5,729,594
Dow Chemical Co. (The)	1,098,898	57,626,211
E.I. du Pont de Nemours and Co.	385,306	27,649,559
International Flavors & Fragrances Inc.	32,809	3,145,727
Mosaic Co. (The)	311,794	13,846,772
Praxair Inc.	117,228	15,122,412
Sigma-Aldrich Corp.	51,125	6,953,511

		143,282,563
COMMERCIAL BANKS — 10.80%
Bank of America Corp.	10,295,093	175,531,336
BB&T Corp.	704,503	26,214,557
Citigroup Inc.	1,602,798	83,056,992
J.P. Morgan Chase & Co.	3,682,311	221,822,415
M&T Bank Corp.	129,204	15,929,561
PNC Financial Services Group Inc. (The)[b]	529,228	45,291,332
Regions Financial Corp.	673,139	6,758,316
SunTrust Banks Inc.	519,816	19,768,602
U.S. Bancorp	829,147	34,683,219
Wells Fargo & Co.	4,650,828	241,238,448
Zions Bancorp	99,732	2,898,212

		873,192,990
COMMERCIAL SERVICES & SUPPLIES — 0.46%
ADT Corp. (The)	169,792	6,020,824
Iron Mountain Inc.	94,673	3,091,073
Republic Services Inc.	247,132	9,643,091
Tyco International Ltd.	203,920	9,088,714
Waste Management Inc.	190,933	9,075,046

		36,918,748
COMMUNICATIONS EQUIPMENT — 1.84%
Cisco Systems Inc.	4,992,164	125,652,768
F5 Networks Inc.[a,c]	24,776	2,941,902
Harris Corp.	54,619	3,626,701
Juniper Networks Inc.	392,773	8,699,922
Motorola Solutions Inc.	129,485	8,193,811

		149,115,104
COMPUTERS & PERIPHERALS — 1.57%
EMC Corp.	1,986,095	58,113,140
Hewlett-Packard Co.	1,827,114	64,807,734
NetApp Inc.	100,490	4,317,050

		127,237,924
CONSTRUCTION & ENGINEERING —0.27%
Fluor Corp.	154,205	10,299,352
Jacobs Engineering Group Inc.[a]	129,921	6,342,743
Quanta Services Inc.[a]	133,461	4,843,300

		21,485,395
CONSTRUCTION MATERIALS — 0.11%
Martin Marietta Materials Inc.	32,096	4,138,458

6

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P 500 VALUE ETF

September 30, 2014

Security	Shares	Value

Vulcan Materials Co.	73,398	$4,420,762

		8,559,220
CONSUMER FINANCE — 0.61%
Capital One Financial Corp.	549,546	44,853,944
Navient Corp.	240,918	4,266,658

		49,120,602
CONTAINERS & PACKAGING — 0.26%
Avery Dennison Corp.	92,196	4,116,552
Ball Corp.	70,805	4,479,832
Bemis Co. Inc.	97,262	3,697,901
MeadWestvaco Corp.	164,531	6,735,899
Owens-Illinois Inc.[a]	68,638	1,788,020

		20,818,204
DISTRIBUTORS — 0.09%
Genuine Parts Co.	83,832	7,352,905

		7,352,905
DIVERSIFIED CONSUMER SERVICES — 0.04%
H&R Block Inc.	91,999	2,852,889

		2,852,889
DIVERSIFIED FINANCIAL SERVICES — 3.58%
Berkshire Hathaway Inc. Class Ba	1,784,748	246,545,089
CME Group Inc.	309,242	24,725,444
Leucadia National Corp.	168,345	4,013,345
McGraw Hill Financial Inc.	108,751	9,184,022
NASDAQ OMX Group Inc. (The)	116,182	4,928,440

		289,396,340
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.86%
AT&T Inc.	5,077,124	178,917,850
CenturyLink Inc.	558,220	22,825,616
Frontier Communications Corp.	978,117	6,367,542
Verizon Communications Inc.	1,947,950	97,378,020
Windstream Holdings Inc.[c]	588,379	6,342,725

		311,831,753
ELECTRIC UTILITIES — 3.61%
American Electric Power Co. Inc.	478,430	24,978,830
Duke Energy Corp.	692,435	51,773,365
Edison International	318,989	17,837,865
Entergy Corp.	175,851	13,598,558
Exelon Corp.	841,188	28,676,099
FirstEnergy Corp.	411,551	13,815,767
NextEra Energy Inc.	427,206	40,106,099
Northeast Utilities	309,375	13,705,312
Pepco Holdings Inc.	245,074	6,558,180
Pinnacle West Capital Corp.	107,712	5,885,384
PPL Corp.	650,464	21,361,238
Southern Co. (The)	876,914	38,277,296
Xcel Energy Inc.	494,795	15,041,768

		291,615,761

Security	Shares	Value

ELECTRICAL EQUIPMENT — 0.41%
Eaton Corp. PLC	265,584	$16,830,058
Emerson Electric Co.	259,656	16,249,273

		33,079,331
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.48%
Corning Inc.	1,263,973	24,445,238
FLIR Systems Inc.	47,786	1,497,613
Jabil Circuit Inc.	196,560	3,964,615
TE Connectivity Ltd.	164,224	9,079,945

		38,987,411
ENERGY EQUIPMENT & SERVICES — 1.13%
Baker Hughes Inc.	425,925	27,710,680
Cameron International Corp.[a]	198,657	13,186,852
Diamond Offshore Drilling Inc.[c]	66,102	2,265,315
Ensco PLC Class A	228,745	9,449,456
Nabors Industries Ltd.	282,456	6,428,699
National Oilwell Varco Inc.	214,829	16,348,487
Nobel Corp. PLC	248,002	5,510,604
Transocean Ltd.[c]	333,338	10,656,816

		91,556,909
FOOD & STAPLES RETAILING — 4.22%
Costco Wholesale Corp.	429,101	53,774,937
CVS Health Corp.	1,133,820	90,240,734
Kroger Co. (The)	478,675	24,891,100
Sysco Corp.	574,475	21,801,326
Wal-Mart Stores Inc.	1,545,886	118,213,903
Walgreen Co.	456,644	27,065,290
Whole Foods Market Inc.	135,027	5,145,879

		341,133,169
FOOD PRODUCTS — 1.87%
Archer-Daniels-Midland Co.	631,987	32,294,536
Campbell Soup Co.	93,282	3,985,940
ConAgra Foods Inc.	413,660	13,667,327
General Mills Inc.	269,863	13,614,588
Hormel Foods Corp.	50,497	2,595,041
J.M. Smucker Co. (The)	54,081	5,353,478
Kellogg Co.	119,919	7,387,010
McCormick & Co. Inc. NVS	61,243	4,097,157
Mondelez International Inc. Class A	1,650,517	56,554,965
Tyson Foods Inc. Class A	286,776	11,290,371

		150,840,413
GAS UTILITIES — 0.07%
AGL Resources Inc.	116,555	5,983,934

		5,983,934
HEALTH CARE EQUIPMENT & SUPPLIES — 1.89%
Abbott Laboratories	1,472,147	61,226,594
Baxter International Inc.	259,862	18,650,296
CareFusion Corp.[a]	115,736	5,237,054
Covidien PLC	229,994	19,896,781
DENTSPLY International Inc.	62,756	2,861,674
Edwards Lifesciences Corp.[a]	47,977	4,900,850

7

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P 500 VALUE ETF

September 30, 2014

Security	Shares	Value

Intuitive Surgical Inc.[a]	12,975	$5,992,114
Medtronic Inc.	412,364	25,545,950
Varian Medical Systems Inc.[a,c]	38,566	3,089,908
Zimmer Holdings Inc.	56,009	5,631,705

		153,032,926
HEALTH CARE PROVIDERS & SERVICES — 3.66%
Aetna Inc.	347,168	28,120,608
AmerisourceBergen Corp.	112,576	8,702,125
Cardinal Health Inc.	329,600	24,693,632
DaVita HealthCare Partners Inc.[a]	64,218	4,696,905
Express Scripts Holding Co.[a]	729,811	51,546,551
Humana Inc.	151,025	19,677,047
Laboratory Corp. of America Holdings[a]	40,085	4,078,649
McKesson Corp.	126,978	24,718,807
Patterson Companies Inc.	85,120	3,526,522
Quest Diagnostics Inc.	141,249	8,570,989
Tenet Healthcare Corp.[a,c]	58,751	3,489,222
UnitedHealth Group Inc.	951,234	82,043,932
WellPoint Inc.	268,498	32,117,731

		295,982,720
HOTELS, RESTAURANTS & LEISURE — 1.02%
Carnival Corp.	440,964	17,713,524
Darden Restaurants Inc.	129,158	6,646,471
Marriott International Inc. Class A	89,399	6,248,990
McDonald’s Corp.	413,375	39,192,084
Yum! Brands Inc.	172,183	12,393,732

		82,194,801
HOUSEHOLD DURABLES — 0.49%
D.R. Horton Inc.	323,902	6,646,469
Garmin Ltd.	68,587	3,565,838
Leggett & Platt Inc.	134,045	4,680,852
Lennar Corp. Class A	94,471	3,668,309
Newell Rubbermaid Inc.	128,324	4,415,629
PulteGroup Inc.	330,614	5,838,643
Whirlpool Corp.	76,362	11,122,125

		39,937,865
HOUSEHOLD PRODUCTS — 1.87%
Clorox Co. (The)	53,229	5,112,113
Colgate-Palmolive Co.	327,806	21,379,507
Kimberly-Clark Corp.	150,100	16,146,257
Procter & Gamble Co. (The)	1,298,901	108,769,970

		151,407,847
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.24%
AES Corp. (The)	651,082	9,232,343
NRG Energy Inc.	330,568	10,075,712

		19,308,055
INDUSTRIAL CONGLOMERATES — 3.18%
General Electric Co.	9,823,231	251,671,178
Roper Industries Inc.	40,004	5,852,185

		257,523,363

Security	Shares	Value

INSURANCE — 4.63%
ACE Ltd.	328,661	$34,466,679
Aflac Inc.	443,552	25,836,904
Allstate Corp. (The)	424,317	26,040,334
American International Group Inc.	1,396,940	75,462,699
Assurant Inc.	69,626	4,476,952
Chubb Corp. (The)	235,447	21,444,513
Cincinnati Financial Corp.	143,835	6,767,437
Genworth Financial Inc. Class Aa	484,711	6,349,714
Hartford Financial Services Group Inc. (The)	438,422	16,331,220
Lincoln National Corp.	140,328	7,518,774
Loews Corp.	298,512	12,436,010
Marsh & McLennan Companies Inc.	181,091	9,478,303
MetLife Inc.	1,101,126	59,152,489
Principal Financial Group Inc.	125,437	6,581,679
Progressive Corp. (The)	526,983	13,322,130
Travelers Companies Inc. (The)	331,937	31,182,162
Unum Group	249,221	8,568,218
XL Group PLC	259,673	8,613,353

		374,029,570
INTERNET & CATALOG RETAIL — 0.04%
Expedia Inc.	40,009	3,505,589

		3,505,589
INTERNET SOFTWARE & SERVICES — 0.26%
eBay Inc.[a]	364,931	20,666,043

		20,666,043
IT SERVICES — 1.86%
Accenture PLC Class A	271,928	22,113,185
Computer Sciences Corp.	141,824	8,672,538
International Business Machines Corp.	499,559	94,831,285
Paychex Inc.	106,076	4,688,559
Teradata Corp.[a,c]	74,707	3,131,717
Western Union Co.	192,807	3,092,624
Xerox Corp.	1,061,286	14,040,814

		150,570,722
LEISURE EQUIPMENT & PRODUCTS — 0.08%
Hasbro Inc.	49,692	2,732,811
Mattel Inc.	135,081	4,140,233

		6,873,044
LIFE SCIENCES TOOLS & SERVICES — 0.14%
Agilent Technologies Inc.	104,109	5,932,131
PerkinElmer Inc.	52,106	2,271,821
Waters Corp.[a]	33,109	3,281,764

		11,485,716
MACHINERY — 1.98%
Caterpillar Inc.	614,674	60,871,166
Cummins Inc.	56,834	7,500,951
Deere & Co.	350,907	28,770,865
Dover Corp.	49,147	3,947,978
Illinois Tool Works Inc.	160,723	13,568,236
Ingersoll-Rand PLC	114,917	6,476,722

8

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P 500 VALUE ETF

September 30, 2014

Security	Shares	Value

Joy Global Inc.	95,698	$5,219,369
Pall Corp.	35,719	2,989,680
Parker-Hannifin Corp.	59,572	6,800,144
Pentair PLC	73,428	4,808,800
Snap-on Inc.	25,243	3,056,422
Stanley Black & Decker Inc.	153,006	13,585,403
Xylem Inc.	71,828	2,549,176

		160,144,912
MEDIA — 1.39%
Cablevision NY Group Class A	213,357	3,735,881
Gannett Co. Inc.	220,700	6,548,169
Time Warner Inc.	376,613	28,325,064
Twenty-First Century Fox Inc. Class A	829,787	28,453,396
Walt Disney Co. (The)	510,212	45,424,174

		112,486,684
METALS & MINING — 1.04%
Alcoa Inc.	1,151,694	18,530,756
Allegheny Technologies Inc.	106,942	3,967,548
Freeport-McMoRan Inc.	1,017,261	33,213,572
Newmont Mining Corp.	488,334	11,256,099
Nucor Corp.	312,168	16,944,479

		83,912,454
MULTI-UTILITIES — 2.20%
Ameren Corp.	237,361	9,098,047
CenterPoint Energy Inc.	420,819	10,297,441
CMS Energy Corp.	268,768	7,971,659
Consolidated Edison Inc.	286,755	16,247,538
Dominion Resources Inc.	285,233	19,706,748
DTE Energy Co.	173,292	13,184,055
Integrys Energy Group Inc.	78,654	5,098,352
NiSource Inc.	308,726	12,651,592
PG&E Corp.	461,538	20,787,672
Public Service Enterprise Group Inc.	495,334	18,446,238
SCANA Corp.	138,728	6,882,296
Sempra Energy	226,298	23,847,283
TECO Energy Inc.	229,476	3,988,293
Wisconsin Energy Corp.	220,688	9,489,584

		177,696,798
MULTILINE RETAIL — 1.15%
Dollar General Corp.[a]	160,346	9,798,744
Family Dollar Stores Inc.	93,516	7,223,176
Kohl’s Corp.	200,389	12,229,741
Macy’s Inc.	345,731	20,114,629
Nordstrom Inc.	65,894	4,505,173
Target Corp.	620,426	38,888,302

		92,759,765
OIL, GAS & CONSUMABLE FUELS —13.12%
Anadarko Petroleum Corp.	232,820	23,617,261
Apache Corp.	374,454	35,149,997
Chesapeake Energy Corp.	258,455	5,941,880
Chevron Corp.	1,859,063	221,823,397
Cimarex Energy Co.	31,717	4,013,152
ConocoPhillips	1,203,762	92,111,868
CONSOL Energy Inc.	225,065	8,520,961

Security	Shares	Value

Denbury Resources Inc.	346,524	$5,208,256
Devon Energy Corp.	376,495	25,669,429
Exxon Mobil Corp.	4,175,144	392,672,293
Hess Corp.	256,086	24,154,032
Marathon Oil Corp.	660,350	24,822,557
Marathon Petroleum Corp.	155,344	13,152,976
Murphy Oil Corp.	163,311	9,294,029
Newfield Exploration Co.[a,c]	53,944	1,999,704
Occidental Petroleum Corp.	412,171	39,630,242
ONEOK Inc.	203,652	13,349,389
Phillips 66	547,167	44,490,149
QEP Resources Inc.	162,972	5,016,278
Southwestern Energy Co.[a]	149,370	5,220,482
Spectra Energy Corp.	348,136	13,667,819
Tesoro Corp.	125,530	7,654,819
Valero Energy Corp.	516,900	23,916,963
Williams Companies Inc. (The)	362,172	20,046,220

		1,061,144,153
PAPER & FOREST PRODUCTS — 0.25%
International Paper Co.	418,078	19,959,044

		19,959,044
PERSONAL PRODUCTS — 0.04%
Avon Products Inc.	249,330	3,141,558

		3,141,558
PHARMACEUTICALS — 5.14%
Bristol-Myers Squibb Co.	568,104	29,075,563
Eli Lilly and Co.	962,600	62,424,610
Hospira Inc.[a,c]	89,624	4,663,137
Johnson & Johnson	1,132,046	120,664,783
Mallinckrodt PLC[a]	110,853	9,993,398
Merck & Co. Inc.	1,496,767	88,728,348
Pfizer Inc.	3,165,966	93,617,614
Zoetis Inc.	166,251	6,142,974

		415,310,427
PROFESSIONAL SERVICES — 0.07%
Nielsen NV	133,548	5,920,183

		5,920,183
REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.93%
Apartment Investment and Management Co. Class A	74,969	2,385,514
AvalonBay Communities Inc.	75,783	10,683,129
Boston Properties Inc.	74,866	8,666,488
Equity Residential	191,258	11,777,668
Essex Property Trust Inc.[c]	26,852	4,799,795
General Growth Properties Inc.	349,720	8,235,906
HCP Inc.	449,215	17,838,328
Health Care REIT Inc.	98,017	6,113,320
Host Hotels & Resorts Inc.	258,281	5,509,134
Kimco Realty Corp.[c]	222,361	4,871,930
Plum Creek Timber Co. Inc.	75,071	2,928,520
Prologis Inc.	200,332	7,552,516
Public Storage	61,031	10,121,381
Simon Property Group Inc.	127,788	21,010,903
Ventas Inc.	146,959	9,104,110
Vornado Realty Trust	80,191	8,015,892

9

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P 500 VALUE ETF

September 30, 2014

Security	Shares	Value

Weyerhaeuser Co.	517,247	$16,479,489

		156,094,023
REAL ESTATE MANAGEMENT &| DEVELOPMENT — 0.03%
CBRE Group Inc. Class Aa	88,065	2,619,053

		2,619,053
ROAD & RAIL — 0.20%
CSX Corp.	352,326	11,295,572
Ryder System Inc.	51,715	4,652,798

		15,948,370
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.27%
Altera Corp.	177,929	6,366,300
Analog Devices Inc.	162,806	8,057,269
Applied Materials Inc.	524,889	11,342,851
Avago Technologies Ltd.	100,941	8,781,867
Broadcom Corp. Class A	526,545	21,282,949
Intel Corp.	4,847,060	168,774,629
Lam Research Corp.	79,043	5,904,512
Linear Technology Corp.	100,881	4,478,108
NVIDIA Corp.	263,325	4,858,346
Texas Instruments Inc.	418,079	19,938,187
Xilinx Inc.	118,840	5,032,874

		264,817,892
SOFTWARE — 0.87%
CA Inc.	107,168	2,994,274
Citrix Systems Inc.[a]	61,476	4,385,698
Oracle Corp.	1,464,566	56,063,586
Symantec Corp.	310,356	7,296,470

		70,740,028
SPECIALTY RETAIL — 1.24%
AutoNation Inc.[a,c]	76,956	3,871,656
Best Buy Co. Inc.	145,571	4,889,730
CarMax Inc.[a,c]	94,308	4,380,607
GameStop Corp. Class A	58,736	2,419,923
Gap Inc. (The)	91,624	3,819,804
Home Depot Inc. (The)	461,193	42,309,846
L Brands Inc.	86,208	5,774,212
Lowe’s Companies Inc.	386,574	20,457,496
PetSmart Inc.	47,876	3,355,629
Staples Inc.	630,656	7,630,938
Urban Outfitters Inc.[a,c]	39,525	1,450,567

		100,360,408
TEXTILES, APPAREL & LUXURY GOODS — 0.14%
Coach Inc.	108,055	3,847,839
PVH Corp.	29,987	3,632,925
Ralph Lauren Corp.	23,876	3,933,093

		11,413,857
THRIFTS & MORTGAGE FINANCE — 0.08%
Hudson City Bancorp Inc.	473,302	4,600,495
People’s United Financial Inc.	152,614	2,208,325

		6,808,820

Security	Shares	Value

TOBACCO — 1.32%
Altria Group Inc.	912,670	$41,928,060
Philip Morris International Inc.	672,917	56,121,278
Reynolds American Inc.	150,688	8,890,592

		106,939,930

TOTAL COMMON STOCKS
(Cost: $6,654,932,662)		8,069,324,082

SHORT-TERM INVESTMENTS — 0.38%

MONEY MARKET FUNDS — 0.38%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[b,d,e]	22,882,186	22,882,186
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[b,d,e]	1,418,713	1,418,713
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,d]	6,241,380	6,241,380

		30,542,279

TOTAL SHORT-TERM INVESTMENTS
(Cost: $30,542,279)		30,542,279

TOTAL INVESTMENTS IN SECURITIES — 100.17%
(Cost: $6,685,474,941)		8,099,866,361
Other Assets, Less Liabilities — (0.17)%		(13,823,949)

NET ASSETS — 100.00%		$8,086,042,412

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

10

Schedule of Investments  (Unaudited)

iSHARES® S&P MID-CAP 400 GROWTH ETF

September 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.92%

AEROSPACE & DEFENSE — 1.72%
Alliant Techsystems Inc.	84,857	$10,831,147
B/E Aerospace Inc.[a]	608,589	51,084,961
Huntington Ingalls Industries Inc.	145,999	15,214,556

		77,130,664
AIRLINES — 0.76%
Alaska Air Group Inc.	779,586	33,943,174

		33,943,174
AUTO COMPONENTS — 0.50%
Gentex Corp.	844,829	22,616,072

		22,616,072
AUTOMOBILES — 0.15%
Thor Industries Inc.	131,866	6,791,099

		6,791,099
BIOTECHNOLOGY — 1.43%
Cubist Pharmaceuticals Inc.[a,b]	437,736	29,039,406
United Therapeutics Corp.[a,b]	273,201	35,147,309

		64,186,715
BUILDING PRODUCTS — 1.60%
A.O. Smith Corp.	437,158	20,668,830
Fortune Brands Home & Security Inc.	915,909	37,653,019
Lennox International Inc.	173,085	13,305,044

		71,626,893
CAPITAL MARKETS — 1.71%
Eaton Vance Corp. NVS	425,224	16,043,702
Federated Investors Inc. Class B	269,733	7,919,361
SEI Investments Co.	756,357	27,349,869
Waddell & Reed Financial Inc. Class A	488,189	25,234,489

		76,547,421
CHEMICALS — 2.31%
Albemarle Corp.	216,764	12,767,400
Cytec Industries Inc.	174,281	8,241,748
Minerals Technologies Inc.	119,339	7,364,410
NewMarket Corp.	39,127	14,908,169
PolyOne Corp.	304,523	10,834,928
Rayonier Advanced Materials Inc.[b]	126,114	4,150,412
RPM International Inc.	416,756	19,079,090
Scotts Miracle-Gro Co. (The) Class A	127,056	6,988,080
Valspar Corp. (The)	242,170	19,129,008

		103,463,245

Security	Shares	Value

COMMERCIAL BANKS — 5.88%
Associated Banc-Corp.	894,950	$15,590,029
BancorpSouth Inc.	493,607	9,941,245
Bank of Hawaii Corp.	118,146	6,711,874
Cathay General Bancorp	427,968	10,626,446
City National Corp.	276,666	20,935,316
Commerce Bancshares Inc.	201,053	8,976,011
Cullen/Frost Bankers Inc.	136,055	10,409,568
East West Bancorp Inc.	828,785	28,178,690
FirstMerit Corp.	476,911	8,393,634
PacWest Bancorp	535,672	22,085,757
Prosperity Bancshares Inc.	197,533	11,292,962
Signature Bank[a]	290,806	32,587,720
SVB Financial Group[a]	293,223	32,867,366
Synovus Financial Corp.	803,723	19,000,012
Umpqua Holdings Corp.	1,080,026	17,788,028
Webster Financial Corp.	296,873	8,650,879

		264,035,537
COMMERCIAL SERVICES & SUPPLIES — 2.25%
Civeo Corp.	260,032	3,018,972
Copart Inc.[a]	655,750	20,534,811
Deluxe Corp.	287,894	15,880,233
Herman Miller Inc.	217,166	6,482,405
HNI Corp.	260,344	9,369,781
MSA Safety Inc.	96,631	4,773,572
R.R. Donnelley & Sons Co.[b]	715,766	11,781,508
Rollins Inc.	226,994	6,646,384
Waste Connections Inc.	466,335	22,626,574

		101,114,240
COMMUNICATIONS EQUIPMENT — 1.31%
ADTRAN Inc.	148,623	3,051,230
ARRIS Group Inc.[a]	510,191	14,466,466
Ciena Corp.[a,b]	615,471	10,290,675
InterDigital Inc.	82,156	3,271,452
JDS Uniphase Corp.[a,b]	849,589	10,874,739
Plantronics Inc.	146,688	7,008,753
Riverbed Technology Inc.[a]	525,577	9,746,825

		58,710,140
COMPUTERS & PERIPHERALS — 1.14%
3D Systems Corp.[a,b]	597,217	27,692,952
Diebold Inc.	149,959	5,296,552
NCR Corp.[a,b]	543,850	18,170,029

		51,159,533
CONSTRUCTION MATERIALS — 0.66%
Eagle Materials Inc.	290,154	29,546,382

		29,546,382
CONSUMER FINANCE — 0.47%
SLM Corp.	2,444,758	20,927,129

		20,927,129
CONTAINERS & PACKAGING — 1.45%
AptarGroup Inc.	199,631	12,117,602

11

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 GROWTH ETF

September 30, 2014

Security	Shares	Value

Packaging Corp. of America	568,641	$36,290,668
Rock-Tenn Co. Class A	347,614	16,539,474

		64,947,744
DISTRIBUTORS — 1.03%
LKQ Corp.[a]	1,744,596	46,388,808

		46,388,808
DIVERSIFIED CONSUMER SERVICES — 1.01%
Graham Holdings Co. Class B	25,446	17,801,767
Service Corp. International	708,089	14,969,001
Sotheby’sb	354,558	12,664,812

		45,435,580
DIVERSIFIED FINANCIAL SERVICES — 1.29%
CBOE Holdings Inc.	492,522	26,362,240
MSCI Inc. Class Aa,b	673,569	31,671,214

		58,033,454
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.40%
tw telecom Inc.[a]	430,999	17,933,868

		17,933,868
ELECTRICAL EQUIPMENT — 1.11%
Acuity Brands Inc.	249,780	29,401,604
Hubbell Inc. Class B	169,761	20,461,293

		49,862,897
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.89%
Belden Inc.	249,981	16,003,784
Cognex Corp.[a]	501,394	20,191,136
FEI Co.	242,557	18,293,649
Knowles Corp.[a,b]	207,249	5,492,099
National Instruments Corp.	371,783	11,499,248
Trimble Navigation Ltd.[a,b]	1,502,176	45,816,368
Zebra Technologies Corp. Class Aa	173,137	12,287,533

		129,583,817
ENERGY EQUIPMENT & SERVICES — 3.04%
CARBO Ceramics Inc.	113,952	6,749,377
Dresser-Rand Group Inc.[a]	261,296	21,494,209
Dril-Quip Inc.[a]	231,087	20,659,178
Oceaneering International Inc.	624,255	40,682,698
Oil States International Inc.[a]	312,621	19,351,240
Patterson-UTI Energy Inc.	844,663	27,476,887

		136,413,589
FOOD & STAPLES RETAILING — 0.24%
SUPERVALU Inc.[a,b]	1,190,117	10,639,646

		10,639,646
FOOD PRODUCTS — 1.53%
Flowers Foods Inc.	735,608	13,505,763
Hain Celestial Group Inc.[a,b]	291,050	29,788,968
Lancaster Colony Corp.	52,937	4,514,467

Security	Shares	Value

Tootsie Roll Industries Inc.	57,644	$1,613,456
WhiteWave Foods Co. (The) Class Aa,b	533,449	19,380,202

		68,802,856
GAS UTILITIES — 0.58%
National Fuel Gas Co.	218,829	15,315,842
Questar Corp.	475,781	10,605,158

		25,921,000
HEALTH CARE EQUIPMENT & SUPPLIES — 3.64%
Align Technology Inc.[a,b]	420,312	21,721,724
Cooper Companies Inc. (The)	173,026	26,948,800
Hill-Rom Holdings Inc.	181,939	7,537,733
Hologic Inc.[a,b]	824,159	20,051,788
IDEXX Laboratories Inc.[a,b]	174,352	20,543,896
ResMed Inc.[b]	518,522	25,547,579
Sirona Dental Systems Inc.[a,b]	175,987	13,494,683
Steris Corp.	205,673	11,098,115
Teleflex Inc.	112,426	11,809,227
Thoratec Corp.[a,b]	179,676	4,802,740

		163,556,285
HEALTH CARE PROVIDERS & SERVICES — 1.70%
Henry Schein Inc.[a,b]	274,581	31,980,449
MEDNAX Inc.[a,b]	382,435	20,965,087
Omnicare Inc.	220,632	13,736,548
VCA Inc.[a]	248,664	9,779,955

		76,462,039
HEALTH CARE TECHNOLOGY — 0.30%
Allscripts Healthcare Solutions Inc.[a,b]	530,704	7,119,394
HMS Holdings Corp.[a,b]	330,879	6,237,069

		13,356,463
HOTELS, RESTAURANTS & LEISURE — 2.72%
Bally Technologies Inc.[a]	221,515	17,876,260
Brinker International Inc.	373,535	18,971,843
Cheesecake Factory Inc. (The)	172,672	7,856,576
Domino’s Pizza Inc.	318,521	24,513,376
International Game Technology	928,904	15,670,610
Panera Bread Co. Class Aa,b	148,622	24,183,772
Wendy’s Co. (The)	1,590,391	13,136,630

		122,209,067
HOUSEHOLD DURABLES — 2.76%
Jarden Corp.[a,b]	689,044	41,418,435
NVR Inc.[a,b]	11,982	13,539,900
Tempur Sealy International Inc.[a,b]	352,070	19,775,772
Toll Brothers Inc.[a,b]	935,778	29,158,842
Tupperware Brands Corp.	291,280	20,109,971

		124,002,920
HOUSEHOLD PRODUCTS — 1.11%
Church & Dwight Co. Inc.	424,900	29,810,984
Energizer Holdings Inc.	160,662	19,795,165

		49,606,149

12

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 GROWTH ETF

September 30, 2014

Security	Shares	Value

INDUSTRIAL CONGLOMERATES — 0.35%
Carlisle Companies Inc.	192,765	$15,494,451

		15,494,451
INSURANCE — 1.38%
Arthur J. Gallagher & Co.	523,684	23,754,306
Brown & Brown Inc.	356,097	11,448,519
Old Republic International Corp.	1,402,184	20,023,187
RenaissanceRe Holdings Ltd.[b]	65,836	6,582,942

		61,808,954
INTERNET SOFTWARE & SERVICES — 1.59%
Conversant Inc.[a,b]	347,748	11,910,369
Equinix Inc.[a,b]	175,244	37,235,845
Rackspace Hosting Inc.[a,b]	686,149	22,334,150

		71,480,364
IT SERVICES — 4.08%
Acxiom Corp.[a,b]	444,760	7,360,778
Broadridge Financial Solutions Inc.	690,905	28,762,375
CoreLogic Inc.[a]	526,905	14,263,318
DST Systems Inc.	97,565	8,187,655
Gartner Inc.[a,b]	513,813	37,749,841
Global Payments Inc.	394,112	27,540,547
Jack Henry & Associates Inc.	476,754	26,536,128
NeuStar Inc. Class Aa,b	318,473	7,907,685
WEX Inc.[a,b]	223,976	24,709,032

		183,017,359
LEISURE EQUIPMENT & PRODUCTS — 1.67%
Brunswick Corp.	536,938	22,626,567
Polaris Industries Inc.	350,712	52,533,151

		75,159,718
LIFE SCIENCES TOOLS & SERVICES — 2.14%
Charles River Laboratories International Inc.[a,b]	269,756	16,115,223
Covance Inc.[a]	326,767	25,716,563
Mettler-Toledo International Inc.[a,b]	166,960	42,763,465
TECHNE Corp.	121,886	11,402,435

		95,997,686
MACHINERY — 6.68%
CLARCOR Inc.	151,452	9,553,592
Crane Co.	148,717	9,400,401
Donaldson Co. Inc.	461,118	18,735,224
Graco Inc.	347,271	25,343,838
Harsco Corp.	220,387	4,718,486
IDEX Corp.	462,799	33,492,764
ITT Corp.	206,206	9,266,898
Kennametal Inc.	181,428	7,494,791
Lincoln Electric Holdings Inc.	459,301	31,753,775
Nordson Corp.	339,179	25,801,346
Terex Corp.	637,013	20,237,903
Trinity Industries Inc.	901,956	42,139,384
Valmont Industries Inc.[b]	74,044	9,990,757
Wabtec Corp.	556,631	45,109,376

Security	Shares	Value

Woodward Inc.	141,230	$6,725,373

		299,763,908
MARINE — 0.87%
Kirby Corp.[a,b]	329,787	38,865,398

		38,865,398
MEDIA — 1.69%
AMC Networks Inc. Class Aa,b	341,682	19,961,062
Cinemark Holdings Inc.	270,418	9,205,029
DreamWorks Animation SKG Inc. Class Aa,b	415,375	11,327,276
Lamar Advertising Co. Class A	286,878	14,128,742
Live Nation Entertainment Inc.[a,b]	467,065	11,218,901
Meredith Corp.	130,603	5,589,808
Time Inc.[a,b]	188,499	4,416,532

		75,847,350
METALS & MINING — 0.58%
Carpenter Technology Corp.	190,330	8,593,400
Compass Minerals International Inc.	77,905	6,565,833
Worthington Industries Inc.	293,263	10,915,249

		26,074,482
OIL, GAS & CONSUMABLE FUELS — 2.02%
Energen Corp.	249,642	18,034,138
Gulfport Energy Corp.[a]	494,189	26,389,693
Rosetta Resources Inc.[a,b]	355,425	15,837,738
SM Energy Co.	389,403	30,373,434

		90,635,003
PAPER & FOREST PRODUCTS — 0.12%
Louisiana-Pacific Corp.[a]	393,866	5,352,639

		5,352,639
PHARMACEUTICALS — 2.63%
Endo International PLC[a]	886,946	60,613,890
Salix Pharmaceuticals Ltd.[a,b]	368,079	57,508,663

		118,122,553
PROFESSIONAL SERVICES — 1.26%
Corporate Executive Board Co. (The)	194,926	11,709,205
FTI Consulting Inc.[a,b]	132,751	4,640,975
Towers Watson & Co. Class A	405,815	40,378,592

		56,728,772
REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.40%
Duke Realty Corp.	749,418	12,875,001
Equity One Inc.[b]	178,244	3,855,418
Extra Space Storage Inc.	637,036	32,851,947
Federal Realty Investment Trust[b]	199,560	23,639,878
Highwoods Properties Inc.[b]	229,432	8,924,905
Kilroy Realty Corp.	221,180	13,146,939
LaSalle Hotel Properties[b]	294,476	10,082,858
Liberty Property Trust	419,549	13,954,200
Mid-America Apartment Communities Inc.[b]	186,868	12,267,884
Omega Healthcare Investors Inc.[b]	735,430	25,144,352

13

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 GROWTH ETF

September 30, 2014

Security	Shares	Value

Potlatch Corp.[b]	122,478	$4,924,840
Rayonier Inc.	306,781	9,553,160
Regency Centers Corp.	240,241	12,932,173
Senior Housing Properties Trust	529,721	11,081,763
Taubman Centers Inc.[b]	190,354	13,895,842
UDR Inc.[b]	611,125	16,653,156
Washington Prime Group Inc.	414,160	7,239,517
Weingarten Realty Investors[b]	292,094	9,200,961

		242,224,794
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.21%
Alexander & Baldwin Inc.	261,727	9,414,320

		9,414,320
ROAD & RAIL — 2.45%
Con-way Inc.	146,844	6,975,090
Genesee & Wyoming Inc. Class Aa	295,317	28,146,663
J.B. Hunt Transport Services Inc.	532,143	39,405,189
Landstar System Inc.	105,628	7,625,285
Old Dominion Freight Line Inc.[a]	393,449	27,793,238

		109,945,465
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.67%
Advanced Micro Devices Inc.[a,b]	1,695,214	5,780,680
Atmel Corp.[a]	1,038,218	8,388,802
Cree Inc.[a,b]	693,836	28,412,584
Cypress Semiconductor Corp.[a]	348,568	3,442,109
Integrated Device Technology Inc.[a]	540,894	8,627,259
Semtech Corp.[a,b]	199,334	5,411,918
Skyworks Solutions Inc.	701,046	40,695,720
SunEdison Inc.[a,b]	997,410	18,831,101

		119,590,173
SOFTWARE — 7.29%
ACI Worldwide Inc.[a,b]	659,268	12,367,868
Advent Software Inc.	255,697	8,069,797
ANSYS Inc.[a]	531,817	40,242,592
Cadence Design Systems Inc.[a,b]	1,123,330	19,332,509
CDK Global Inc.[a]	592,860	18,135,587
CommVault Systems Inc.[a,b]	245,947	12,395,729
Compuware Corp.	523,734	5,556,818
Concur Technologies Inc.[a,b]	276,910	35,117,726
FactSet Research Systems Inc.	149,285	18,142,606
Fair Isaac Corp.	185,649	10,229,260
Fortinet Inc.[a]	309,345	7,815,601
Informatica Corp.[a]	635,871	21,772,223
Mentor Graphics Corp.	558,304	11,442,441
PTC Inc.[a]	677,979	25,017,425
SolarWinds Inc.[a]	379,188	15,944,855
Solera Holdings Inc.	269,714	15,201,081
Synopsys Inc.[a]	396,369	15,733,868
TIBCO Software Inc.[a,b]	483,882	11,434,132
Ultimate Software Group Inc. (The)[a,b]	163,357	23,116,649

		327,068,767
SPECIALTY RETAIL — 2.26%
Advance Auto Parts Inc.	248,853	32,425,546
Cabela’s Inc.[a,b]	131,753	7,760,252
Chico’s FAS Inc.	390,100	5,761,777

Security	Shares	Value

Office Depot Inc.[a,b]	1,207,182	$6,204,915
Signet Jewelers Ltd.	250,367	28,519,305
Williams-Sonoma Inc.	313,687	20,882,144

		101,553,939
TEXTILES, APPAREL & LUXURY GOODS — 2.77%
Carter’s Inc.	307,180	23,812,593
Deckers Outdoor Corp.[a,b]	200,176	19,453,104
Hanesbrands Inc.	575,796	61,863,522
Kate Spade & Co.[a,b]	733,534	19,240,597

		124,369,816
THRIFTS & MORTGAGE FINANCE — 0.26%
Washington Federal Inc.	575,157	11,710,197

		11,710,197
TRADING COMPANIES & DISTRIBUTORS — 0.60%
MSC Industrial Direct Co. Inc. Class A	144,962	12,388,452
NOW Inc.[a,b]	296,570	9,018,694
Watsco Inc.	66,455	5,727,092

		27,134,238
WATER UTILITIES — 0.26%
Aqua America Inc.	501,654	11,803,919

		11,803,919

TOTAL COMMON STOCKS
(Cost: $3,895,326,632)		4,484,118,691

SHORT-TERM INVESTMENTS — 8.94%

MONEY MARKET FUNDS — 8.94%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	374,622,443	374,622,443
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	23,226,873	23,226,873
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	3,544,025	3,544,025

		401,393,341

TOTAL SHORT-TERM INVESTMENTS
(Cost: $401,393,341)		401,393,341

TOTAL INVESTMENTS IN SECURITIES — 108.86%
(Cost: $4,296,719,973)		4,885,512,032
Other Assets, Less Liabilities — (8.86)%		(397,683,601)

NET ASSETS — 100.00%		$4,487,828,431

NVS	— Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

14

Schedule of Investments  (Unaudited)

iSHARES® S&P MID-CAP 400 VALUE ETF

September 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.85%

AEROSPACE & DEFENSE — 1.92%
Alliant Techsystems Inc.	92,200	$11,768,408
Esterline Technologies Corp.[a,b]	170,523	18,974,094
Exelis Inc.	1,006,350	16,645,029
Huntington Ingalls Industries Inc.	124,739	12,999,051
Triumph Group Inc.	274,525	17,857,851
Vectrus Inc.[a]	1	7

		78,244,440
AIRLINES — 0.34%
JetBlue Airways Corp.[a,b]	1,312,455	13,938,272

		13,938,272
AUTOMOBILES — 0.16%
Thor Industries Inc.	126,615	6,520,673

		6,520,673
BUILDING PRODUCTS — 0.15%
Lennox International Inc.	78,858	6,061,814

		6,061,814
CAPITAL MARKETS — 1.58%
Eaton Vance Corp. NVS	241,394	9,107,795
Federated Investors Inc. Class B	260,851	7,658,585
Janus Capital Group Inc.	794,166	11,547,174
Raymond James Financial Inc.	671,458	35,976,720

		64,290,274
CHEMICALS — 4.05%
Albemarle Corp.	217,712	12,823,237
Ashland Inc.	382,992	39,869,467
Cabot Corp.	344,856	17,508,339
Cytec Industries Inc.	222,556	10,524,673
Minerals Technologies Inc.	74,062	4,570,366
NewMarket Corp.	21,276	8,106,582
Olin Corp.	420,392	10,614,898
PolyOne Corp.	212,443	7,558,722
Rayonier Advanced Materials Inc.[b]	111,864	3,681,444
RPM International Inc.	327,883	15,010,484
Scotts Miracle-Gro Co. (The) Class A	121,997	6,709,835
Sensient Technologies Corp.	258,025	13,507,609
Valspar Corp. (The)	183,583	14,501,221

		164,986,877
COMMERCIAL BANKS — 3.64%
Bank of Hawaii Corp.	127,852	7,263,272
Commerce Bancshares Inc.	236,155	10,543,140
Cullen/Frost Bankers Inc.	167,172	12,790,330
First Horizon National Corp.	1,265,874	15,544,932
First Niagara Financial Group Inc.	1,894,169	15,778,428
FirstMerit Corp.	441,838	7,776,349

Security	Shares	Value

Fulton Financial Corp.	1,004,888	$11,134,159
Hancock Holding Co.	438,104	14,041,233
International Bancshares Corp.	311,546	7,684,282
Prosperity Bancshares Inc.	137,852	7,880,999
TCF Financial Corp.	892,843	13,865,852
Trustmark Corp.	360,694	8,308,586
Valley National Bancorp[b]	1,019,632	9,880,234
Webster Financial Corp.	207,148	6,036,293

		148,528,089
COMMERCIAL SERVICES & SUPPLIES — 1.21%
Civeo Corp.	330,902	3,841,772
Clean Harbors Inc.[a,b]	295,316	15,923,439
Herman Miller Inc.	117,687	3,512,957
MSA Safety Inc.	78,924	3,898,845
R.R. Donnelley & Sons Co.	407,785	6,712,141
Rollins Inc.	134,667	3,943,050
Waste Connections Inc.	232,450	11,278,474

		49,110,678
COMMUNICATIONS EQUIPMENT — 1.01%
ADTRAN Inc.	154,860	3,179,276
ARRIS Group Inc.[a,b]	232,693	6,598,010
InterDigital Inc.	141,160	5,620,991
JDS Uniphase Corp.[a,b]	442,801	5,667,853
Plantronics Inc.	93,697	4,476,843
Polycom Inc.[a,b]	732,927	9,004,008
Riverbed Technology Inc.[a]	367,347	6,812,450

		41,359,431
COMPUTERS & PERIPHERALS — 0.85%
Diebold Inc.	207,082	7,314,136
Lexmark International Inc. Class A	333,095	14,156,538
NCR Corp.[a]	395,556	13,215,526

		34,686,200
CONSTRUCTION & ENGINEERING — 1.47%
AECOM Technology Corp.[a,b]	531,709	17,945,179
Granite Construction Inc.	192,370	6,119,290
KBR Inc.	777,175	14,634,205
URS Corp.	369,056	21,261,316

		59,959,990
CONTAINERS & PACKAGING — 1.75%
AptarGroup Inc.	163,911	9,949,398
Greif Inc. Class A	181,448	7,949,237
Rock-Tenn Co. Class A	443,468	21,100,207
Silgan Holdings Inc.	234,111	11,003,217
Sonoco Products Co.	543,335	21,347,632

		71,349,691
DIVERSIFIED CONSUMER SERVICES — 0.89%
Apollo Education Group Inc.[a,b]	522,468	13,140,070
DeVry Education Group Inc.	306,433	13,118,397
Service Corp. International	474,548	10,031,945

		36,290,412

15

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 VALUE ETF

September 30, 2014

Security	Shares	Value

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.35%
tw telecom Inc.[a]	339,074	$14,108,869

		14,108,869
ELECTRIC UTILITIES — 3.39%
Cleco Corp.	323,108	15,557,650
Great Plains Energy Inc.	822,535	19,880,671
Hawaiian Electric Industries Inc.[b]	547,735	14,542,364
IDACORP Inc.	269,007	14,421,466
OGE Energy Corp.	1,064,254	39,494,466
PNM Resources Inc.	426,187	10,616,318
Westar Energy Inc.[b]	692,759	23,636,937

		138,149,872
ELECTRICAL EQUIPMENT — 0.78%
Hubbell Inc. Class B	133,557	16,097,625
Regal Beloit Corp.	241,456	15,513,548

		31,611,173
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.26%
Arrow Electronics Inc.[a]	527,930	29,220,926
Avnet Inc.	738,511	30,648,206
Ingram Micro Inc. Class Aa	830,761	21,441,941
Itron Inc.[a,b]	209,959	8,253,488
Knowles Corp.[a,b]	263,548	6,984,022
National Instruments Corp.	193,763	5,993,090
Tech Data Corp.[a,b]	204,378	12,029,689
Vishay Intertechnology Inc.[b]	725,823	10,372,011
Zebra Technologies Corp. Class Aa	111,261	7,896,193

		132,839,566
ENERGY EQUIPMENT & SERVICES — 2.66%
Atwood Oceanics Inc.[a]	320,316	13,994,606
Dresser-Rand Group Inc.[a]	168,166	13,833,335
Helix Energy Solutions Group Inc.[a,b]	524,378	11,567,779
Rowan Companies PLC Class A	666,239	16,862,509
Superior Energy Services Inc.	826,240	27,158,509
Tidewater Inc.[b]	266,344	10,395,406
Unit Corp.[a]	246,862	14,478,456

		108,290,600
FOOD & STAPLES RETAILING — 0.40%
United Natural Foods Inc.[a,b]	265,606	16,324,145

		16,324,145
FOOD PRODUCTS — 1.78%
Dean Foods Co.	501,987	6,651,328
Flowers Foods Inc.	306,019	5,618,509
Ingredion Inc.	398,387	30,193,751
Lancaster Colony Corp.	55,216	4,708,820
Post Holdings Inc.[a]	239,959	7,961,839
Tootsie Roll Industries Inc.	54,492	1,525,231
WhiteWave Foods Co. (The) Class Aa	437,306	15,887,327

		72,546,805

Security	Shares	Value

GAS UTILITIES — 2.61%
Atmos Energy Corp.	535,968	$25,565,674
National Fuel Gas Co.	246,936	17,283,051
ONE GAS Inc.	278,225	9,529,206
Questar Corp.	497,067	11,079,623
UGI Corp.	920,810	31,390,413
WGL Holdings Inc.	277,925	11,706,201

		106,554,168
HEALTH CARE EQUIPMENT & SUPPLIES — 2.28%
Cooper Companies Inc. (The)	98,056	15,272,222
Hill-Rom Holdings Inc.	138,401	5,733,953
Hologic Inc.[a,b]	530,211	12,900,034
IDEXX Laboratories Inc.[a,b]	107,585	12,676,741
ResMed Inc.[b]	270,021	13,303,935
Sirona Dental Systems Inc.[a,b]	133,270	10,219,144
Steris Corp.	127,072	6,856,805
Teleflex Inc.	117,113	12,301,549
Thoratec Corp.[a,b]	135,373	3,618,520

		92,882,903
HEALTH CARE PROVIDERS & SERVICES — 4.47%
Centene Corp.[a]	313,033	25,890,959
Community Health Systems Inc.[a]	615,694	33,733,874
Health Net Inc.[a,b]	428,798	19,771,876
Henry Schein Inc.[a,b]	199,359	23,219,343
LifePoint Hospitals Inc.[a]	241,015	16,675,828
MEDNAX Inc.[a,b]	182,527	10,006,130
Omnicare Inc.	318,735	19,844,441
Owens & Minor Inc.[b]	337,442	11,047,851
VCA Inc.[a]	230,627	9,070,560
WellCare Health Plans Inc.[a,b]	215,347	12,994,038

		182,254,900
HEALTH CARE TECHNOLOGY — 0.21%
Allscripts Healthcare Solutions Inc.[a]	417,045	5,594,659
HMS Holdings Corp.[a,b]	165,661	3,122,710

		8,717,369
HOTELS, RESTAURANTS & LEISURE — 0.64%
Cheesecake Factory Inc. (The)	86,308	3,927,014
International Game Technology	462,218	7,797,618
International Speedway Corp. Class A	149,846	4,741,127
Life Time Fitness Inc.[a,b]	192,451	9,707,229

		26,172,988
HOUSEHOLD DURABLES — 0.59%
KB Home	486,194	7,263,738
M.D.C. Holdings Inc.	209,801	5,312,161
NVR Inc.[a,b]	10,240	11,571,405

		24,147,304
HOUSEHOLD PRODUCTS — 1.10%
Church & Dwight Co. Inc.	321,236	22,537,918
Energizer Holdings Inc.	181,425	22,353,374

		44,891,292

16

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 VALUE ETF

September 30, 2014

Security	Shares	Value

INDUSTRIAL CONGLOMERATES — 0.33%
Carlisle Companies Inc.	164,703	$13,238,827

		13,238,827
INSURANCE — 8.40%
Alleghany Corp.[a]	87,463	36,572,653
American Financial Group Inc.	400,430	23,180,893
Arthur J. Gallagher & Co.	365,021	16,557,352
Aspen Insurance Holdings Ltd.	350,334	14,983,785
Brown & Brown Inc.	304,409	9,786,749
Everest Re Group Ltd.[b]	242,906	39,353,201
First American Financial Corp.	573,266	15,546,974
Hanover Insurance Group Inc. (The)	235,594	14,470,183
HCC Insurance Holdings Inc.	534,123	25,792,800
Kemper Corp.	267,732	9,143,048
Mercury General Corp.	163,644	7,987,464
Primerica Inc.	290,575	14,011,526
Protective Life Corp.	421,236	29,237,991
Reinsurance Group of America Inc.	366,222	29,345,369
RenaissanceRe Holdings Ltd.[b]	156,131	15,611,539
StanCorp Financial Group Inc.	233,938	14,780,203
W.R. Berkley Corp.	544,935	26,047,893

		342,409,623
INTERNET & CATALOG RETAIL — 0.26%
HSN Inc.	173,562	10,651,500

		10,651,500
INTERNET SOFTWARE & SERVICES — 1.10%
AOL Inc.[a]	420,029	18,880,304
Equinix Inc.[a]	122,169	25,958,469

		44,838,773
IT SERVICES — 1.41%
Convergys Corp.	540,957	9,639,854
DST Systems Inc.	73,628	6,178,862
Leidos Holdings Inc.	332,787	11,424,578
Science Applications International Corp.	216,366	9,569,868
VeriFone Systems Inc.[a]	603,964	20,764,282

		57,577,444
LIFE SCIENCES TOOLS & SERVICES — 0.50%
Bio-Rad Laboratories Inc. Class Aa,b	109,728	12,443,155
TECHNE Corp.	85,189	7,969,431

		20,412,586
MACHINERY — 3.78%
AGCO Corp.[b]	455,831	20,722,077
CLARCOR Inc.	129,417	8,163,624
Crane Co.	127,508	8,059,781
Donaldson Co. Inc.	284,061	11,541,398
Harsco Corp.	229,716	4,918,220
ITT Corp.	299,008	13,437,420
Kennametal Inc.	252,423	10,427,594
Oshkosh Corp.	454,007	20,044,409
SPX Corp.	227,303	21,350,571
Timken Co. (The)	407,042	17,254,510

Security	Shares	Value

Valmont Industries Inc.[b]	71,472	$9,643,717
Woodward Inc.	180,856	8,612,363

		154,175,684
MEDIA — 1.50%
Cinemark Holdings Inc.	306,402	10,429,924
John Wiley & Sons Inc. Class A	251,175	14,093,429
Lamar Advertising Co. Class A	162,812	8,018,491
Live Nation Entertainment Inc.[a,b]	338,548	8,131,923
Meredith Corp.	74,054	3,169,511
New York Times Co. (The) Class Ab	700,024	7,854,269
Time Inc.[a,b]	408,004	9,559,534

		61,257,081
METALS & MINING — 3.76%
Carpenter Technology Corp.	108,263	4,888,074
Cliffs Natural Resources Inc.[b]	818,598	8,497,047
Commercial Metals Co.	630,448	10,761,747
Compass Minerals International Inc.	107,652	9,072,911
Reliance Steel & Aluminum Co.	416,447	28,484,975
Royal Gold Inc.	347,815	22,587,106
Steel Dynamics Inc.	1,282,124	28,988,824
TimkenSteel Corp.	203,947	9,481,496
United States Steel Corp.	775,166	30,363,252

		153,125,432
MULTI-UTILITIES — 2.22%
Alliant Energy Corp.	592,572	32,834,414
Black Hills Corp.	238,875	11,437,335
MDU Resources Group Inc.	1,036,223	28,817,362
Vectren Corp.	440,378	17,571,082

		90,660,193
MULTILINE RETAIL — 0.72%
Big Lots Inc.	299,422	12,890,117
J.C. Penney Co. Inc.[a,b]	1,629,340	16,358,574

		29,248,691
OIL, GAS & CONSUMABLE FUELS — 2.88%
Energen Corp.	160,442	11,590,330
HollyFrontier Corp.	1,060,555	46,325,043
Peabody Energy Corp.	1,449,527	17,945,144
World Fuel Services Corp.	386,127	15,414,190
WPX Energy Inc.[a]	1,083,840	26,077,190

		117,351,897
PAPER & FOREST PRODUCTS — 0.43%
Domtar Corp.	347,818	12,218,846
Louisiana-Pacific Corp.[a]	394,242	5,357,749

		17,576,595
PROFESSIONAL SERVICES — 0.82%
FTI Consulting Inc.[a,b]	96,505	3,373,815
Manpowergroup Inc.	425,831	29,850,753

		33,224,568

17

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 VALUE ETF

September 30, 2014

Security	Shares	Value

REAL ESTATE INVESTMENT TRUSTS (REITS) — 12.44%
Alexandria Real Estate Equities Inc.	383,243	$28,264,171
American Campus Communities Inc.	560,348	20,424,685
BioMed Realty Trust Inc.[b]	1,042,455	21,057,591
Camden Property Trust	457,059	31,322,253
Corporate Office Properties Trust	469,138	12,066,229
Corrections Corp. of America[b]	621,823	21,365,838
Duke Realty Corp.	1,129,755	19,409,191
Equity One Inc.	246,596	5,333,871
Federal Realty Investment Trust[b]	177,144	20,984,478
Highwoods Properties Inc.	270,296	10,514,514
Home Properties Inc.[b]	304,974	17,761,686
Hospitality Properties Trust[b]	799,998	21,479,946
Kilroy Realty Corp.	240,456	14,292,705
LaSalle Hotel Properties[b]	283,959	9,722,756
Liberty Property Trust[b]	403,917	13,434,279
Mack-Cali Realty Corp.	447,488	8,551,496
Mid-America Apartment Communities Inc.	229,372	15,058,272
National Retail Properties Inc.[b]	668,301	23,103,166
Potlatch Corp.[b]	104,602	4,206,046
Rayonier Inc.	392,718	12,229,239
Realty Income Corp.[b]	1,189,104	48,503,552
Regency Centers Corp.	271,643	14,622,543
Senior Housing Properties Trust	599,619	12,544,030
SL Green Realty Corp.	488,522	49,497,049
Taubman Centers Inc.[b]	162,244	11,843,812
UDR Inc.[b]	779,662	21,245,790
Washington Prime Group Inc.	447,193	7,816,934
Weingarten Realty Investors[b]	330,964	10,425,366

		507,081,488
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.74%
Jones Lang LaSalle Inc.	239,567	30,266,895

		30,266,895

ROAD & RAIL — 0.60%
Con-way Inc.	172,696	8,203,060
Landstar System Inc.	141,090	10,185,287
Werner Enterprises Inc.	238,302	6,005,210

		24,393,557
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.48%
Advanced Micro Devices Inc.[a,b]	1,762,864	6,011,366
Atmel Corp.[a]	1,276,363	10,313,013
Cypress Semiconductor Corp.[a]	464,074	4,582,731
Fairchild Semiconductor International Inc.[a,b]	642,748	9,981,876
Integrated Device Technology Inc.[a,b]	294,728	4,700,912
International Rectifier Corp.[a]	382,672	15,016,049
Intersil Corp. Class A	692,552	9,841,164
RF Micro Devices Inc.[a,b]	1,537,036	17,737,395
Semtech Corp.[a,b]	177,114	4,808,645
Silicon Laboratories Inc.[a,b]	215,940	8,775,802
Skyworks Solutions Inc.	364,409	21,153,943
SunEdison Inc.[a,b]	414,992	7,835,049
Teradyne Inc.	1,093,071	21,194,647

		141,952,592

SOFTWARE — 2.19%
Cadence Design Systems Inc.[a,b]	511,200	8,797,752

Security	Shares	Value

CDK Global Inc.[a]	307,668	$9,411,564
Compuware Corp.	696,979	7,394,947
FactSet Research Systems Inc.	71,183	8,650,870
Fortinet Inc.[a]	449,540	11,357,628
Rovi Corp.[a]	506,838	10,007,516
Solera Holdings Inc.	117,425	6,618,073
Synopsys Inc.[a]	466,335	18,511,168
TIBCO Software Inc.[a]	366,825	8,668,075

		89,417,593

SPECIALTY RETAIL — 5.92%
Aaron’s Inc.	344,297	8,373,303
Abercrombie & Fitch Co. Class A	381,846	13,876,284
Advance Auto Parts Inc.	159,782	20,819,595
American Eagle Outfitters Inc.	936,784	13,602,104
ANN INC.[a,b]	244,771	10,067,431
Ascena Retail Group Inc.[a]	698,367	9,288,281
Cabela’s Inc.[a,b]	131,789	7,762,372
Chico’s FAS Inc.	457,639	6,759,328
CST Brands Inc.	404,299	14,534,549
Dick’s Sporting Goods Inc.	530,981	23,299,446
Foot Locker Inc.	767,662	42,720,390
Guess? Inc.	342,141	7,516,838
Murphy USA Inc.[a,b]	229,990	12,203,269
Office Depot Inc.[a,b]	1,474,862	7,580,791
Rent-A-Center Inc.	282,393	8,570,628
Signet Jewelers Ltd.	197,074	22,448,699
Williams-Sonoma Inc.	177,977	11,847,929

		241,271,237
THRIFTS & MORTGAGE FINANCE — 1.06%
Astoria Financial Corp.	469,002	5,810,935
New York Community Bancorp Inc.[b]	2,364,617	37,526,472

		43,337,407

TOBACCO — 0.14%
Universal Corp.	124,040	5,506,136

		5,506,136
TRADING COMPANIES & DISTRIBUTORS — 1.04%
GATX Corp.	239,744	13,993,857
MSC Industrial Direct Co. Inc. Class A	139,733	11,941,582
NOW Inc.[a,b]	297,851	9,057,649
Watsco Inc.	84,483	7,280,745

		42,273,833

WATER UTILITIES — 0.28%
Aqua America Inc.	483,506	11,376,896

		11,376,896
WIRELESS TELECOMMUNICATION SERVICES — 0.31%
Telephone & Data Systems Inc.	528,851	12,671,270

		12,671,270

TOTAL COMMON STOCKS
(Cost: $3,479,039,358)		4,070,116,593

18

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 VALUE ETF

September 30, 2014

Security	Shares	Value

SHORT-TERM INVESTMENTS — 6.99%

MONEY MARKET FUNDS — 6.99%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	266,443,752	$266,443,752
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	16,519,713	16,519,713
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	1,951,962	1,951,962

		284,915,427

TOTAL SHORT-TERM INVESTMENTS
(Cost: $284,915,427)		284,915,427

TOTAL INVESTMENTS IN SECURITIES — 106.84%
(Cost: $3,763,954,785)		4,355,032,020
Other Assets, Less Liabilities — (6.84)%		(278,953,957)

NET ASSETS — 100.00%		$4,076,078,063

NVS  —  Non-Voting Shares

a	Non-income earning security.
b	All or a portion of this security represents a security on loan. See Note 1.
c	Affiliated issuer. See Note 2.
d	The rate quoted is the annualized seven-day yield of the fund at period end.
e	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See	notes to financial statements.

19

Schedule of Investments  (Unaudited)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

September 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.96%

AEROSPACE & DEFENSE — 2.19%
AeroVironment Inc.[a]	66,161	$1,989,461
American Science and Engineering Inc.	22,937	1,270,251
GenCorp Inc.[a,b]	498,096	7,954,593
Moog Inc. Class Aa	223,301	15,273,789
Orbital Sciences Corp.[a]	231,169	6,426,498
Taser International Inc.[a,b]	445,435	6,877,516
Teledyne Technologies Inc.[a,b]	175,073	16,458,613

		56,250,721
AIR FREIGHT & LOGISTICS — 0.22%
Forward Air Corp.	125,382	5,620,875

		5,620,875
AIRLINES — 0.57%
Allegiant Travel Co.	118,370	14,637,634

		14,637,634
AUTO COMPONENTS — 0.86%
Dorman Products Inc.[a]	263,342	10,549,481
Drew Industries Inc.	200,401	8,454,918
Standard Motor Products Inc.	89,954	3,097,116

		22,101,515
AUTOMOBILES — 0.20%
Winnebago Industries Inc.[a,b]	229,132	4,988,204

		4,988,204
BEVERAGES — 0.65%
Boston Beer Co. Inc. (The) Class Aa,b	75,223	16,681,452

		16,681,452
BIOTECHNOLOGY — 1.28%
Acorda Therapeutics Inc.[a,b]	354,456	12,008,969
Emergent BioSolutions Inc.[a]	94,913	2,022,596
Ligand Pharmaceuticals Inc. Class Ba,b	160,418	7,538,042
Momenta Pharmaceuticals Inc.[a,b]	182,421	2,068,654
Repligen Corp.[a,b]	260,932	5,195,156
Spectrum Pharmaceuticals Inc.[a,b]	492,438	4,008,446

		32,841,863
BUILDING PRODUCTS — 1.00%
AAON Inc.	359,681	6,118,174
American Woodmark Corp.[a]	54,381	2,004,483
Apogee Enterprises Inc.	247,350	9,844,530
PGT Inc.[a]	402,665	3,752,838
Simpson Manufacturing Co. Inc.	130,675	3,809,176

		25,529,201

Security	Shares	Value

CAPITAL MARKETS — 2.76%
Evercore Partners Inc. Class A	308,163	$14,483,661
Financial Engines Inc.[b]	439,814	15,048,236
Greenhill & Co. Inc.	121,747	5,660,018
HFF Inc. Class A	278,166	8,052,906
Investment Technology Group Inc.[a,b]	183,509	2,892,102
Stifel Financial Corp.[a]	301,343	14,129,973
Virtus Investment Partners Inc.	60,399	10,491,306

		70,758,202
CHEMICALS — 2.16%
American Vanguard Corp.	214,932	2,407,238
Balchem Corp.	259,873	14,701,016
Calgon Carbon Corp.[a,b]	243,241	4,714,011
Flotek Industries Inc.[a,b]	425,606	11,095,548
FutureFuel Corp.	113,485	1,349,337
H.B. Fuller Co.	425,936	16,909,659
Quaker Chemical Corp.	59,383	4,257,167

		55,433,976
COMMERCIAL BANKS — 8.67%
Bank of the Ozarks Inc.	547,391	17,253,764
BBCN Bancorp Inc.	674,946	9,847,462
Boston Private Financial Holdings Inc.	682,438	8,455,407
Cardinal Financial Corp.	114,548	1,955,334
City Holding Co.	62,203	2,620,612
Columbia Banking System Inc.	308,252	7,647,732
Community Bank System Inc.	155,090	5,209,473
CVB Financial Corp.	400,084	5,741,205
First Bancorp (Puerto Rico)[a,b]	288,988	1,372,693
First Commonwealth Financial Corp.	438,698	3,680,676
First Financial Bankshares Inc.	544,085	15,120,122
First Midwest Bancorp Inc.	639,240	10,285,372
Glacier Bancorp Inc.	631,629	16,333,926
Home Bancshares Inc.	491,114	14,443,663
MB Financial Inc.	540,706	14,966,742
National Penn Bancshares Inc.	408,353	3,965,108
Old National Bancorp	486,975	6,316,066
Pinnacle Financial Partners Inc.	280,871	10,139,443
PrivateBancorp Inc.	597,037	17,857,377
Texas Capital Bancshares Inc.[a,b]	365,830	21,101,074
UMB Financial Corp.	157,054	8,567,296
United Community Banks Inc.	384,007	6,320,755
ViewPoint Financial Group	126,157	3,020,199
Westamerica Bancorp	97,669	4,543,562
Wilshire Bancorp Inc.	599,938	5,537,428

		222,302,491
COMMERCIAL SERVICES & SUPPLIES — 1.56%
Brady Corp. Class A	137,789	3,091,985
G&K Services Inc. Class A	84,270	4,666,873
Healthcare Services Group Inc.	334,352	9,565,811
Interface Inc.	232,024	3,744,867
Mobile Mini Inc.	396,494	13,865,395
UniFirst Corp.	51,902	5,013,214

		39,948,145
COMMUNICATIONS EQUIPMENT — 1.02%
CalAmp Corp.[a,b]	306,033	5,392,301

20

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

September 30, 2014

Security	Shares	Value

Harmonic Inc.[a,b]	776,134	$4,920,690
Ixia[a,b]	254,195	2,323,342
Procera Networks Inc.[a,b]	73,656	705,625
ViaSat Inc.[a,b]	230,020	12,678,702

		26,020,660
COMPUTERS & PERIPHERALS — 0.68%
Electronics For Imaging Inc.[a,b]	394,642	17,431,337

		17,431,337
CONSTRUCTION & ENGINEERING — 0.44%
Comfort Systems USA Inc.	180,486	2,445,585
Dycom Industries Inc.[a,b]	288,623	8,863,613

		11,309,198
CONSTRUCTION MATERIALS — 0.16%
Headwaters Inc.[a,b]	325,946	4,087,363

		4,087,363
CONSUMER FINANCE — 1.96%
Encore Capital Group Inc.[a,b]	202,330	8,965,242
First Cash Financial Services Inc.[a]	241,884	13,540,666
Green Dot Corp. Class Aa,b	124,393	2,629,668
Portfolio Recovery Associates Inc.[a,b]	424,971	22,196,235
World Acceptance Corp.[a,b]	45,023	3,039,053

		50,370,864
CONTAINERS & PACKAGING — 0.07%
Myers Industries Inc.	94,253	1,662,623

		1,662,623
DISTRIBUTORS — 0.43%
Pool Corp.	202,040	10,893,997

		10,893,997
DIVERSIFIED CONSUMER SERVICES — 0.55%
American Public Education Inc.[a,b]	147,150	3,971,579
Capella Education Co.	92,394	5,783,864
Matthews International Corp. Class A	100,782	4,423,322

		14,178,765
DIVERSIFIED FINANCIAL SERVICES — 0.77%
MarketAxess Holdings Inc.	318,234	19,685,955

		19,685,955
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.49%
8x8 Inc.[a,b]	755,360	5,045,805
Consolidated Communications Holdings Inc.[b]	134,282	3,363,764
General Communication Inc. Class Aa	142,176	1,551,140
Lumos Networks Corp.	160,106	2,601,723

		12,562,432
ELECTRICAL EQUIPMENT — 1.79%
AZZ Inc.	217,745	9,095,209

Security	Shares	Value

Encore Wire Corp.	108,111	$4,009,837
EnerSys	394,907	23,157,346
Franklin Electric Co. Inc.	210,975	7,329,271
Powell Industries Inc.	40,280	1,645,841
Vicor Corp.[a]	71,402	671,179

		45,908,683
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.16%
Agilysys Inc.[a]	73,771	865,334
Badger Meter Inc.	57,927	2,922,417
Coherent Inc.[a]	118,488	7,271,609
CTS Corp.	172,108	2,734,796
Daktronics Inc.	329,873	4,054,139
DTS Inc.[a]	77,441	1,955,385
Electro Scientific Industries Inc.	65,837	447,033
Fabrinet[a,b]	70,346	1,027,052
FARO Technologies Inc.[a,b]	146,312	7,425,334
Littelfuse Inc.	99,411	8,467,829
Measurement Specialties Inc.[a,b]	137,398	11,762,643
Methode Electronics Inc.	323,945	11,943,852
MTS Systems Corp.	128,464	8,768,953
Newport Corp.[a]	146,604	2,597,823
OSI Systems Inc.[a]	71,407	4,532,916
Rogers Corp.[a]	76,304	4,178,407

		80,955,522
ENERGY EQUIPMENT & SERVICES — 2.24%
Basic Energy Services Inc.[a]	158,217	3,431,727
Bristow Group Inc.	129,787	8,721,686
C&J Energy Services Inc.[a,b]	390,583	11,932,311
ERA Group Inc.[a]	163,966	3,566,261
Geospace Technologies Corp.[a,b]	111,970	3,935,746
GulfMark Offshore Inc. Class A	98,623	3,091,831
ION Geophysical Corp.[a,b]	434,982	1,213,600
Matrix Service Co.[a,b]	223,429	5,389,107
Newpark Resources Inc.[a,b]	710,089	8,833,507
Paragon Offshore PLC[a]	208,282	1,280,934
Tesco Corp.	310,546	6,164,338

		57,561,048
FOOD & STAPLES RETAILING — 0.78%
Andersons Inc. (The)	125,486	7,890,560
Casey’s General Stores Inc.	170,539	12,227,646

		20,118,206
FOOD PRODUCTS — 1.43%
Annie’s Inc.[a]	63,717	2,924,610
B&G Foods Inc. Class A	227,418	6,265,366
Calavo Growers Inc.	52,634	2,375,899
Darling Ingredients Inc.[a,b]	907,832	16,631,482
Diamond Foods Inc.[a]	107,731	3,082,184
J&J Snack Foods Corp.	56,870	5,320,757

		36,600,298
HEALTH CARE EQUIPMENT & SUPPLIES — 5.37%
Abaxis Inc.	84,859	4,303,200
ABIOMED Inc.[a,b]	308,618	7,662,985
Analogic Corp.	49,628	3,174,207
Anika Therapeutics Inc.[a,b]	123,324	4,521,058

21

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

September 30, 2014

Security	Shares	Value

Cantel Medical Corp.	298,422	$10,259,748
CryoLife Inc.	213,796	2,110,166
Cyberonics Inc.[a,b]	225,998	11,562,058
Cynosure Inc. Class Aa	119,767	2,515,107
Greatbatch Inc.[a]	124,473	5,303,795
Haemonetics Corp.[a]	183,093	6,393,608
Integra LifeSciences Holdings Corp.[a,b]	87,614	4,349,159
Masimo Corp.[a]	422,979	9,000,993
Meridian Bioscience Inc.	191,508	3,387,776
Natus Medical Inc.[a]	273,846	8,081,195
Neogen Corp.[a,b]	312,043	12,325,698
NuVasive Inc.[a]	399,165	13,918,884
SurModics Inc.[a,b]	116,054	2,107,541
West Pharmaceutical Services Inc.	599,874	26,850,360

		137,827,538
HEALTH CARE PROVIDERS & SERVICES — 2.67%
Air Methods Corp.[a,b]	302,175	16,785,821
AmSurg Corp.[a]	242,343	12,129,267
Bio-Reference Laboratories Inc.[a,b]	90,607	2,542,433
CorVel Corp.[a]	76,540	2,606,187
Ensign Group Inc. (The)	112,123	3,901,881
Gentiva Health Services Inc.[a]	101,457	1,702,449
Hanger Inc.[a,b]	129,535	2,658,058
IPC The Hospitalist Co. Inc.[a,b]	145,732	6,527,336
Landauer Inc.	37,413	1,235,003
MWI Veterinary Supply Inc.[a,b]	109,280	16,217,152
Providence Service Corp. (The)[a]	47,156	2,281,407

		68,586,994
HEALTH CARE TECHNOLOGY — 1.77%
Computer Programs and Systems Inc.	48,938	2,813,446
HealthStream Inc.[a]	180,727	4,339,255
MedAssets Inc.[a,b]	326,148	6,757,787
Medidata Solutions Inc.[a,b]	458,429	20,303,820
Omnicell Inc.[a,b]	304,395	8,319,115
Quality Systems Inc.	198,897	2,738,812

		45,272,235
HOTELS, RESTAURANTS & LEISURE — 5.17%
Bob Evans Farms Inc.	90,536	4,285,974
Boyd Gaming Corp.[a,b]	332,181	3,374,959
Buffalo Wild Wings Inc.[a,b]	160,566	21,559,197
Cracker Barrel Old Country Store Inc.	107,219	11,063,929
DineEquity Inc.	57,371	4,680,900
Interval Leisure Group Inc.	186,871	3,559,893
Jack in the Box Inc.	175,678	11,979,483
Monarch Casino & Resort Inc.[a]	84,145	1,002,167
Multimedia Games Holding Co. Inc.[a]	251,940	9,072,359
Papa John’s International Inc.	257,165	10,284,028
Pinnacle Entertainment Inc.[a,b]	499,077	12,521,842
Red Robin Gourmet Burgers Inc.[a,b]	121,526	6,914,829
Ruth’s Hospitality Group Inc.	304,213	3,358,512
Scientific Games Corp. Class Aa,b	416,341	4,483,993
Sonic Corp.[a]	436,132	9,751,911
Texas Roadhouse Inc.	531,350	14,792,784

		132,686,760
HOUSEHOLD DURABLES — 1.37%
Helen of Troy Ltd.[a]	137,991	7,247,287

Security	Shares	Value

iRobot Corp.[a,b]	142,187	$4,329,594
La-Z-Boy Inc.	445,841	8,823,193
Ryland Group Inc. (The)	246,981	8,209,649
Universal Electronics Inc.[a]	133,122	6,572,233

		35,181,956
HOUSEHOLD PRODUCTS — 0.31%
WD-40 Co.	118,602	8,060,192

		8,060,192
INSURANCE — 0.99%
Amerisafe Inc.	109,892	4,297,876
eHealth Inc.[a]	151,545	3,656,781
Employers Holdings Inc.	266,638	5,132,781
HCI Group Inc.	79,348	2,855,735
RLI Corp.	159,853	6,920,036
Universal Insurance Holdings Inc.	189,019	2,444,016

		25,307,225
INTERNET & CATALOG RETAIL — 0.18%
Blue Nile Inc.[a,b]	57,701	1,647,364
NutriSystem Inc.	132,355	2,034,296
PetMed Express Inc.	67,130	912,968

		4,594,628
INTERNET SOFTWARE & SERVICES — 3.36%
Blucora Inc.[a,b]	348,317	5,308,351
comScore Inc.[a]	289,978	10,558,099
Dealertrack Technologies Inc.[a,b]	374,827	16,271,240
Dice Holdings Inc.[a]	192,751	1,615,253
Digital River Inc.[a]	114,341	1,660,231
j2 Global Inc.[b]	384,746	18,991,063
LivePerson Inc.[a]	188,079	2,367,915
LogMeIn Inc.[a,b]	208,815	9,620,107
NIC Inc.	515,150	8,870,883
Perficient Inc.[a,b]	291,287	4,366,392
QuinStreet Inc.[a]	96,003	398,413
Stamps.com Inc.[a]	124,580	3,956,661
XO Group Inc.[a]	206,677	2,316,849

		86,301,457
IT SERVICES — 3.05%
Cardtronics Inc.[a,b]	377,823	13,299,369
CSG Systems International Inc.	183,136	4,812,814
ExlService Holdings Inc.[a]	121,070	2,955,319
Forrester Research Inc.	51,456	1,896,668
Heartland Payment Systems Inc.	164,858	7,867,024
iGATE Corp.[a,b]	309,980	11,382,466
MAXIMUS Inc.	568,567	22,816,594
Sykes Enterprises Inc.[a]	174,523	3,486,969
TeleTech Holdings Inc.[a]	68,134	1,674,734
Virtusa Corp.[a,b]	225,322	8,012,450

		78,204,407
LEISURE EQUIPMENT & PRODUCTS — 0.46%
Arctic Cat Inc.	110,219	3,837,826
Sturm, Ruger & Co. Inc.[b]	164,716	8,020,022

		11,857,848

22

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

September 30, 2014

Security	Shares	Value

LIFE SCIENCES TOOLS & SERVICES — 1.20%
Affymetrix Inc.[a,b]	298,593	$2,382,772
Albany Molecular Research Inc.[a,b]	154,869	3,417,959
Cambrex Corp.[a]	259,201	4,841,875
Luminex Corp.[a,b]	165,575	3,228,712
PAREXEL International Corp.[a,b]	269,257	16,987,424

		30,858,742
MACHINERY — 3.67%
Actuant Corp. Class A	209,767	6,402,089
Albany International Corp. Class A	97,171	3,307,701
Barnes Group Inc.	240,444	7,297,475
CIRCOR International Inc.	149,946	10,095,864
EnPro Industries Inc.[a,b]	77,151	4,669,950
Federal Signal Corp.	532,276	7,047,334
Hillenbrand Inc.	533,068	16,466,471
John Bean Technologies Corp.	143,871	4,047,091
Lindsay Corp.[b]	51,037	3,815,016
Lydall Inc.[a,b]	78,877	2,130,468
Tennant Co.	99,760	6,692,898
Toro Co. (The)	278,576	16,500,057
Watts Water Technologies Inc. Class A	98,824	5,756,498

		94,228,912
MEDIA — 0.16%
E.W. Scripps Co. (The) Class Aa,b	254,784	4,155,527

		4,155,527
METALS & MINING — 2.07%
AK Steel Holding Corp.[a,b]	512,626	4,106,134
Globe Specialty Metals Inc.	251,279	4,570,765
RTI International Metals Inc.[a]	162,399	4,004,759
Stillwater Mining Co.[a,b]	376,226	5,654,677
SunCoke Energy Inc.[a]	276,188	6,200,421
US Silica Holdings Inc.	457,110	28,573,946

		53,110,702
MULTILINE RETAIL — 0.12%
Tuesday Morning Corp.[a,b]	159,834	3,101,579

		3,101,579
OIL, GAS & CONSUMABLE FUELS — 2.54%
Bill Barrett Corp.[a]	198,001	4,363,942
Carrizo Oil & Gas Inc.[a,b]	359,238	19,334,189
Forest Oil Corp.[a,b]	411,985	482,022
Northern Oil and Gas Inc.[a,b]	486,404	6,916,665
PDC Energy Inc.[a,b]	143,016	7,192,275
Penn Virginia Corp.[a,b]	310,907	3,951,628
PetroQuest Energy Inc.[a]	157,751	886,561
Stone Energy Corp.[a]	476,460	14,941,785
Synergy Resources Corp.[a,b]	572,106	6,973,972

		65,043,039
PAPER & FOREST PRODUCTS — 1.10%
Deltic Timber Corp.	39,700	2,474,104
KapStone Paper and Packaging Corp.[a]	716,292	20,034,687
Schweitzer-Mauduit International Inc.	106,499	4,399,474

Security	Shares	Value

Veritiv Corp.[a]	27,083	$1,355,775

		28,264,040
PERSONAL PRODUCTS — 0.16%
Inter Parfums Inc.	145,141	3,991,377

		3,991,377
PHARMACEUTICALS — 2.59%
Akorn Inc.[a,b]	609,753	22,115,741
Depomed Inc.[a,b]	336,732	5,114,959
Lannett Co. Inc.[a,b]	224,189	10,240,954
Medicines Co. (The)[a]	552,303	12,327,403
Prestige Brands Holdings Inc.[a,b]	441,613	14,295,013
Sagent Pharmaceuticals Inc.[a,b]	75,190	2,338,409

		66,432,479
PROFESSIONAL SERVICES — 1.29%
Exponent Inc.	67,583	4,790,283
Navigant Consulting Inc.[a,b]	245,815	3,419,287
On Assignment Inc.[a,b]	416,092	11,172,070
TrueBlue Inc.[a]	228,623	5,775,017
WageWorks Inc.[a,b]	174,800	7,958,644

		33,115,301
REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.67%
Acadia Realty Trust	171,693	4,735,293
American Assets Trust Inc.[b]	146,226	4,821,071
Associated Estates Realty Corp.[b]	162,360	2,842,924
Aviv REIT Inc.[b]	69,300	1,826,055
CareTrust REIT Inc.[a]	169,487	2,423,664
Chesapeake Lodging Trust	134,188	3,911,580
CoreSite Realty Corp.	183,144	6,019,943
DiamondRock Hospitality Co.[b]	830,948	10,536,421
EastGroup Properties Inc.[b]	120,690	7,312,607
Education Realty Trust Inc.[b]	262,017	2,693,535
Inland Real Estate Corp.[b]	517,123	5,124,689
Lexington Realty Trust[b]	582,607	5,703,722
LTC Properties Inc.	112,922	4,165,693
Medical Properties Trust Inc.[b]	986,329	12,092,393
Parkway Properties Inc.	282,528	5,305,876
Post Properties Inc.	166,209	8,533,170
PS Business Parks Inc.	83,719	6,374,365
Retail Opportunity Investments Corp.	773,148	11,365,276
Sabra Healthcare REIT Inc.	451,838	10,988,700
Saul Centers Inc.[b]	47,017	2,197,575
Sovran Self Storage Inc.	121,462	9,031,914
Tanger Factory Outlet Centers Inc.	407,311	13,327,216
Universal Health Realty Income Trust[b]	61,219	2,551,608
Urstadt Biddle Properties Inc. Class Ab	75,167	1,525,890

		145,411,180
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.20%
Forestar Group Inc.[a,b]	295,699	5,239,786

		5,239,786
ROAD & RAIL — 1.16%
ArcBest Corp.	105,175	3,923,028
Celadon Group Inc.	44,400	863,580

23

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

September 30, 2014

Security	Shares	Value

Heartland Express Inc.	230,682	$5,527,141
Knight Transportation Inc.	205,914	5,639,984
Roadrunner Transportation Systems Inc.[a]	153,157	3,490,448
Saia Inc.[a,b]	209,666	10,391,047

		29,835,228
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.26%
Advanced Energy Industries Inc.[a]	318,131	5,977,682
Cabot Microelectronics Corp.[a]	83,178	3,447,728
CEVA Inc.[a,b]	57,981	779,265
Cirrus Logic Inc.[a,b]	215,575	4,494,739
DSP Group Inc.[a]	81,466	722,603
Entropic Communications Inc.[a,b]	263,727	701,514
Exar Corp.[a]	208,383	1,865,028
GT Advanced Technologies Inc.[a,b]	653,319	7,075,445
Kopin Corp.[a]	180,752	614,557
Microsemi Corp.[a]	486,191	12,354,113
Monolithic Power Systems Inc.	161,713	7,123,458
Nanometrics Inc.[a,b]	75,983	1,147,343
Power Integrations Inc.	155,808	8,399,609
Synaptics Inc.[a,b]	311,854	22,827,713
Tessera Technologies Inc.	163,330	4,341,311
Ultratech Inc.[a,b]	82,175	1,869,481

		83,741,589
SOFTWARE — 4.96%
Blackbaud Inc.	392,437	15,418,850
Bottomline Technologies Inc.[a,b]	157,862	4,355,412
EPIQ Systems Inc.	184,934	3,247,441
Interactive Intelligence Group Inc.[a,b]	142,846	5,970,963
Manhattan Associates Inc.[a,b]	637,248	21,296,828
MicroStrategy Inc. Class Aa	76,763	10,043,671
Monotype Imaging Holdings Inc.	332,568	9,418,326
NetScout Systems Inc.[a,b]	152,068	6,964,714
Progress Software Corp.[a]	188,643	4,510,454
Synchronoss Technologies Inc.[a,b]	301,968	13,824,095
Take-Two Interactive Software Inc.[a]	255,814	5,901,629
Tangoe Inc.[a]	127,243	1,724,143
Tyler Technologies Inc.[a]	278,808	24,646,627

		127,323,153
SPECIALTY RETAIL — 3.08%
Buckle Inc. (The)[b]	95,703	4,343,959
Francesca’s Holdings Corp.[a,b]	358,146	4,988,974
Haverty Furniture Companies Inc.	83,474	1,818,898
Hibbett Sports Inc.[a,b]	110,595	4,714,665
Kirkland’s Inc.[a]	127,071	2,047,114
Lithia Motors Inc. Class A	193,027	14,610,214
Lumber Liquidators Holdings Inc.[a,b]	230,268	13,212,778
MarineMax Inc.[a,b]	212,006	3,572,301
Men’s Wearhouse Inc. (The)	189,861	8,965,236
Monro Muffler Brake Inc.	168,502	8,177,402
Outerwall Inc.[a,b]	111,080	6,231,588
Select Comfort Corp.[a,b]	160,484	3,357,325
Zumiez Inc.[a,b]	106,616	2,995,910

		79,036,364
TEXTILES, APPAREL & LUXURY GOODS — 2.70%
G-III Apparel Group Ltd.[a,b]	85,715	7,102,345
Iconix Brand Group Inc.[a,b]	408,198	15,078,834

Security	Shares	Value

Movado Group Inc.	154,603	$5,111,175
Oxford Industries Inc.	77,287	4,713,734
Steven Madden Ltd.[a,b]	487,059	15,697,912
Wolverine World Wide Inc.	861,135	21,580,043

		69,284,043
THRIFTS & MORTGAGE FINANCE — 0.61%
Bank Mutual Corp.	226,473	1,451,692
BofI Holding Inc.[a,b]	106,001	7,707,333
Oritani Financial Corp.	327,318	4,611,911
TrustCo Bank Corp. NY	296,051	1,906,568

		15,677,504
TRADING COMPANIES & DISTRIBUTORS — 0.45%
Aceto Corp.	185,712	3,587,956
DXP Enterprises Inc.[a,b]	109,025	8,032,962

		11,620,918
WATER UTILITIES — 0.16%
American States Water Co.	135,358	4,117,590

		4,117,590
WIRELESS TELECOMMUNICATION SERVICES — 0.02%
NTELOS Holdings Corp.	54,685	581,848

		581,848

TOTAL COMMON STOCKS (Cost: $2,396,566,959)		2,564,493,371

SHORT-TERM INVESTMENTS — 14.83%

MONEY MARKET FUNDS — 14.83%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	356,809,539	356,809,539
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	22,122,460	22,122,460
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	1,693,324	1,693,324

		380,625,323

TOTAL SHORT-TERM INVESTMENTS (Cost: $380,625,323)		380,625,323

TOTAL INVESTMENTS IN SECURITIES — 114.79% (Cost: $2,777,192,282)		2,945,118,694
Other Assets, Less Liabilities — (14.79)%		(379,492,218)

NET ASSETS — 100.00%		$2,565,626,476

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

24

Schedule of Investments  (Unaudited)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

September 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.87%

AEROSPACE & DEFENSE — 3.03%
AAR Corp.	318,185	$7,684,168
AeroVironment Inc.[a]	103,554	3,113,869
American Science and Engineering Inc.	44,106	2,442,590
Cubic Corp.	183,283	8,577,644
Curtiss-Wright Corp.	407,088	26,835,241
Engility Holdings Inc.[a,b]	149,534	4,660,975
Moog Inc. Class Aa,b	142,172	9,724,565
National Presto Industries Inc.[b]	41,274	2,505,744
Orbital Sciences Corp.[a]	281,854	7,835,541
Teledyne Technologies Inc.[a]	142,504	13,396,801

		86,777,138
AIR FREIGHT & LOGISTICS — 1.16%
Atlas Air Worldwide Holdings Inc.[a,b]	213,546	7,051,289
Forward Air Corp.	135,458	6,072,582
Hub Group Inc. Class Aa,b	294,604	11,940,300
UTi Worldwide Inc.[a]	775,984	8,248,710

		33,312,881
AIRLINES — 0.12%
SkyWest Inc.	430,481	3,349,142

		3,349,142
AUTO COMPONENTS — 0.22%
Standard Motor Products Inc.	85,937	2,958,811
Superior Industries International Inc.	195,935	3,434,740

		6,393,551
BIOTECHNOLOGY — 0.20%
Emergent BioSolutions Inc.[a,b]	152,521	3,250,222
Momenta Pharmaceuticals Inc.[a,b]	212,017	2,404,273

		5,654,495
BUILDING PRODUCTS — 1.01%
American Woodmark Corp.[a]	50,278	1,853,247
Gibraltar Industries Inc.[a]	246,073	3,368,739
Griffon Corp.	362,304	4,126,643
Quanex Building Products Corp.	317,056	5,735,543
Simpson Manufacturing Co. Inc.	222,275	6,479,316
Universal Forest Products Inc.	169,695	7,247,674

		28,811,162
CAPITAL MARKETS — 1.20%
Calamos Asset Management Inc. Class A	145,620	1,641,137
FXCM Inc. Class A	348,154	5,518,241
Greenhill & Co. Inc.	103,277	4,801,348
Investment Technology Group Inc.[a]	117,385	1,849,987
Piper Jaffray Companies Inc.[a,b]	137,463	7,181,067
Stifel Financial Corp.[a]	255,684	11,989,023

Security	Shares	Value

SWS Group Inc.[a]	196,347	$1,352,831

		34,333,634
CHEMICALS — 2.63%
A. Schulman Inc.	247,144	8,936,727
Calgon Carbon Corp.[a,b]	206,320	3,998,482
FutureFuel Corp.	74,315	883,605
Hawkins Inc.	79,663	2,864,681
Innophos Holdings Inc.	184,877	10,184,874
Intrepid Potash Inc.[a,b]	476,639	7,364,073
Koppers Holdings Inc.	173,129	5,740,958
Kraton Performance Polymers Inc.[a]	276,744	4,928,811
LSB Industries Inc.[a,b]	164,420	5,871,438
OM Group Inc.	268,701	6,972,791
Quaker Chemical Corp.	52,919	3,793,763
Stepan Co.	162,271	7,201,587
Tredegar Corp.	216,115	3,978,677
Zep Inc.	195,071	2,734,895

		75,455,362
COMMERCIAL BANKS — 6.44%
Banner Corp.	165,383	6,362,284
Cardinal Financial Corp.	157,332	2,685,657
City Holding Co.	70,005	2,949,311
Columbia Banking System Inc.	138,830	3,444,372
Community Bank System Inc.	189,138	6,353,145
CVB Financial Corp.	413,996	5,940,843
F.N.B. Corp.	1,466,880	17,587,891
First Bancorp (Puerto Rico)[a,b]	592,802	2,815,809
First Commonwealth Financial Corp.	358,481	3,007,656
First Financial Bancorp	488,074	7,726,211
Hanmi Financial Corp.	268,955	5,422,133
Independent Bank Corp. (Massachusetts)	202,166	7,221,369
National Penn Bancshares Inc.	581,759	5,648,880
NBT Bancorp Inc.	369,708	8,325,824
Old National Bancorp	396,825	5,146,820
S&T Bancorp Inc.	252,649	5,927,146
Simmons First National Corp. Class A	137,927	5,312,948
Sterling Bancorp	706,495	9,036,071
Susquehanna Bancshares Inc.	1,584,448	15,844,480
Tompkins Financial Corp.	100,210	4,417,257
UMB Financial Corp.	162,956	8,889,250
United Bankshares Inc.	537,897	16,637,154
ViewPoint Financial Group	181,700	4,349,898
Westamerica Bancorp	123,063	5,724,891
Wintrust Financial Corp.	393,328	17,569,962

		184,347,262
COMMERCIAL SERVICES & SUPPLIES — 2.86%
ABM Industries Inc.	438,799	11,272,746
Brady Corp. Class A	264,861	5,943,481
Brink’s Co. (The)	411,063	9,881,955
G&K Services Inc. Class A	83,996	4,651,698
Healthcare Services Group Inc.	261,661	7,486,121
Interface Inc.	332,850	5,372,199
Tetra Tech Inc.	542,102	13,541,708
UniFirst Corp.	80,515	7,776,944
United Stationers Inc.	329,752	12,388,783
Viad Corp.	168,679	3,483,221

		81,798,856

25

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

September 30, 2014

Security	Shares	Value

COMMUNICATIONS EQUIPMENT — 1.19%
Bel Fuse Inc. Class B	90,724	$2,244,512
Black Box Corp.	130,685	3,047,574
Comtech Telecommunications Corp.	135,342	5,027,955
Digi International Inc.[a]	210,943	1,582,072
Ixia[a,b]	231,658	2,117,354
NETGEAR Inc.[a]	303,893	9,496,656
Oplink Communications Inc.	134,569	2,263,451
Procera Networks Inc.[a,b]	102,659	983,473
ViaSat Inc.[a,b]	134,638	7,421,247

		34,184,294
COMPUTERS & PERIPHERALS — 0.53%
QLogic Corp.[a]	743,660	6,811,926
Super Micro Computer Inc.[a,b]	288,836	8,497,555

		15,309,481
CONSTRUCTION & ENGINEERING — 1.18%
Aegion Corp.[a,b]	315,905	7,028,886
Comfort Systems USA Inc.	140,513	1,903,951
EMCOR Group Inc.	566,146	22,623,194
Orion Marine Group Inc.[a]	233,079	2,326,129

		33,882,160
CONSTRUCTION MATERIALS — 0.13%
Headwaters Inc.[a,b]	296,979	3,724,117

		3,724,117
CONSUMER FINANCE — 0.70%
Cash America International Inc.	244,251	10,698,194
EZCORP Inc. Class A NVS[a,b]	410,950	4,072,514
Green Dot Corp. Class Aa,b	140,496	2,970,085
World Acceptance Corp.[a,b]	32,327	2,182,073

		19,922,866
CONTAINERS & PACKAGING — 0.07%
Myers Industries Inc.	119,711	2,111,702

		2,111,702
DISTRIBUTORS — 0.38%
Pool Corp.	171,484	9,246,417
VOXX International Corp.[a,b]	170,872	1,589,110

		10,835,527
DIVERSIFIED CONSUMER SERVICES — 0.78%
Career Education Corp.[a]	507,927	2,580,269
Matthews International Corp. Class A	149,813	6,575,293
Regis Corp.	380,056	6,065,694
Strayer Education Inc.[a]	92,421	5,534,169
Universal Technical Institute Inc.	181,281	1,694,977

		22,450,402

Security	Shares	Value

DIVERSIFIED FINANCIAL SERVICES — 0.42%
Interactive Brokers Group Inc. Class A	483,015	$12,051,224

		12,051,224
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.66%
Atlantic Tele-Network Inc.	84,661	4,563,228
Cincinnati Bell Inc.[a,b]	1,766,998	5,954,783
Consolidated Communications Holdings Inc.	183,336	4,592,567
General Communication Inc. Class Aa	121,243	1,322,761
Spok Holdings Inc.	183,147	2,382,743

		18,816,082
ELECTRIC UTILITIES — 1.54%
ALLETE Inc.	330,961	14,691,359
El Paso Electric Co.	340,410	12,441,985
UIL Holdings Corp.	477,359	16,898,509

		44,031,853
ELECTRICAL EQUIPMENT — 0.51%
Encore Wire Corp.	50,084	1,857,616
Franklin Electric Co. Inc.	123,152	4,278,301
General Cable Corp.	411,512	6,205,601
Powell Industries Inc.	38,641	1,578,871
Vicor Corp.[a]	71,686	673,848

		14,594,237
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.20%
Agilysys Inc.[a,b]	50,319	590,242
Anixter International Inc.	229,594	19,478,755
Badger Meter Inc.	65,160	3,287,322
Benchmark Electronics Inc.[a]	455,917	10,125,917
Checkpoint Systems Inc.[a]	351,578	4,299,799
Coherent Inc.[a]	92,701	5,689,060
CTS Corp.	114,551	1,820,215
DTS Inc.[a]	67,662	1,708,466
Electro Scientific Industries Inc.	150,986	1,025,195
Fabrinet[a]	180,151	2,630,205
II-VI Inc.[a,b]	440,859	5,188,910
Insight Enterprises Inc.[a]	346,189	7,834,257
Littelfuse Inc.	91,442	7,789,030
Mercury Systems Inc.[a,b]	270,183	2,974,715
Newport Corp.[a]	192,982	3,419,641
OSI Systems Inc.[a]	86,411	5,485,370
Park Electrochemical Corp.	177,760	4,186,248
Plexus Corp.[a]	285,653	10,549,165
Rofin-Sinar Technologies Inc.[a,b]	236,505	5,453,805
Rogers Corp.[a]	78,654	4,307,093
Sanmina Corp.[a]	697,467	14,549,162
ScanSource Inc.[a]	241,431	8,351,098
SYNNEX Corp.[a,b]	234,810	15,175,770
TTM Technologies Inc.[a,b]	454,341	3,094,062

		149,013,502
ENERGY EQUIPMENT & SERVICES — 3.01%
Basic Energy Services Inc.[a]	138,340	3,000,595
Bristow Group Inc.	171,574	11,529,773
Exterran Holdings Inc.	566,098	25,083,802
Gulf Island Fabrication Inc.	113,251	1,947,917

26

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

September 30, 2014

Security	Shares	Value

GulfMark Offshore Inc. Class A	130,325	$4,085,689
Hornbeck Offshore Services Inc.[a,b]	273,562	8,953,684
ION Geophysical Corp.[a,b]	651,650	1,818,104
Paragon Offshore PLC[a,b]	510,941	3,142,287
Pioneer Energy Services Corp.[a]	535,164	7,502,999
SEACOR Holdings Inc.[a,b]	159,377	11,921,400
TETRA Technologies Inc.[a,b]	673,572	7,288,049

		86,274,299
FOOD & STAPLES RETAILING — 0.81%
Andersons Inc. (The)	98,179	6,173,496
Casey’s General Stores Inc.	150,705	10,805,548
SpartanNash Co.	318,792	6,200,504

		23,179,548
FOOD PRODUCTS — 3.50%
Annie’s Inc.[a]	81,248	3,729,283
B&G Foods Inc. Class A	226,727	6,246,329
Cal-Maine Foods Inc.	126,947	11,340,176
Calavo Growers Inc.	66,304	2,992,963
Darling Ingredients Inc.[a,b]	487,605	8,932,924
Diamond Foods Inc.[a]	116,344	3,328,602
J&J Snack Foods Corp.	69,198	6,474,165
Sanderson Farms Inc.[b]	173,693	15,276,299
Seneca Foods Corp. Class Aa	60,428	1,728,241
Snyders-Lance Inc.	439,679	11,651,493
TreeHouse Foods Inc.[a,b]	355,387	28,608,653

		100,309,128
GAS UTILITIES — 3.52%
Laclede Group Inc. (The)	364,405	16,908,392
New Jersey Resources Corp.	356,390	18,001,259
Northwest Natural Gas Co.	230,016	9,718,176
Piedmont Natural Gas Co.	661,627	22,184,353
South Jersey Industries Inc.	279,646	14,921,911
Southwest Gas Corp.	392,741	19,079,358

		100,813,449
HEALTH CARE EQUIPMENT & SUPPLIES — 2.01%
Abaxis Inc.	94,533	4,793,769
Analogic Corp.	55,794	3,568,584
CONMED Corp.	231,325	8,522,013
Cynosure Inc. Class Aa,b	64,290	1,350,090
Greatbatch Inc.[a]	86,863	3,701,232
Haemonetics Corp.[a]	252,313	8,810,770
ICU Medical Inc.[a,b]	113,574	7,289,179
Integra LifeSciences Holdings Corp.[a,b]	124,886	6,199,341
Invacare Corp.	249,075	2,941,576
Meridian Bioscience Inc.[b]	162,141	2,868,274
Merit Medical Systems Inc.[a,b]	366,871	4,358,428
Symmetry Medical Inc.[a]	318,722	3,215,905

		57,619,161
HEALTH CARE PROVIDERS & SERVICES — 3.51%
Almost Family Inc.[a]	67,140	1,824,194
Amedisys Inc.[a,b]	281,691	5,681,707
AMN Healthcare Services Inc.[a,b]	392,777	6,166,599
AmSurg Corp.[a,b]	108,849	5,447,892
Bio-Reference Laboratories Inc.[a,b]	119,405	3,350,504

Security	Shares	Value

Chemed Corp.	145,899	$15,013,007
Cross Country Healthcare Inc.[a]	249,257	2,315,598
Ensign Group Inc. (The)	57,861	2,013,563
Gentiva Health Services Inc.[a]	165,017	2,768,985
Hanger Inc.[a,b]	169,349	3,475,042
Healthways Inc.[a,b]	297,867	4,771,829
Kindred Healthcare Inc.	545,229	10,577,443
Landauer Inc.	44,039	1,453,727
LHC Group Inc.[a]	103,340	2,397,488
Magellan Health Inc.[a,b]	243,830	13,344,816
Molina Healthcare Inc.[a,b]	255,657	10,814,291
PharMerica Corp.[a,b]	254,000	6,205,220
Providence Service Corp. (The)[a]	57,454	2,779,625

		100,401,530
HEALTH CARE TECHNOLOGY — 0.30%
Computer Programs and Systems Inc.	40,011	2,300,232
MedAssets Inc.[a,b]	182,287	3,776,987
Quality Systems Inc.	173,599	2,390,458

		8,467,677
HOTELS, RESTAURANTS & LEISURE — 2.52%
Biglari Holdings Inc.[a]	14,546	4,942,149
BJ’s Restaurants Inc.[a,b]	197,414	7,104,930
Bob Evans Farms Inc.	109,506	5,184,014
Boyd Gaming Corp.[a,b]	331,145	3,364,433
Cracker Barrel Old Country Store Inc.	94,747	9,776,943
DineEquity Inc.	88,962	7,258,410
Interval Leisure Group Inc.	152,077	2,897,067
Jack in the Box Inc.	155,243	10,586,020
Marcus Corp. (The)	155,857	2,462,541
Marriott Vacations Worldwide Corp.[a,b]	245,428	15,562,589
Ruby Tuesday Inc.[a,b]	521,600	3,072,224

		72,211,320
HOUSEHOLD DURABLES — 1.49%
Ethan Allen Interiors Inc.	219,768	5,010,710
Helen of Troy Ltd.[a,b]	87,759	4,609,103
iRobot Corp.[a,b]	107,897	3,285,464
M/I Homes Inc.[a,b]	206,212	4,087,122
Meritage Homes Corp.[a,b]	314,344	11,159,212
Ryland Group Inc. (The)	150,576	5,005,146
Standard-Pacific Corp.[a,b]	1,276,780	9,563,082

		42,719,839
HOUSEHOLD PRODUCTS — 0.10%
Central Garden & Pet Co. Class Aa,b	364,840	2,933,314

		2,933,314
INSURANCE — 2.85%
Amerisafe Inc.	49,098	1,920,223
Horace Mann Educators Corp.	346,436	9,876,890
Infinity Property and Casualty Corp.	97,183	6,220,684
Meadowbrook Insurance Group Inc.	396,065	2,316,980
Navigators Group Inc. (The)[a]	91,786	5,644,839
ProAssurance Corp.	492,647	21,710,953
RLI Corp.	152,958	6,621,552
Safety Insurance Group Inc.	106,453	5,738,881
Selective Insurance Group Inc.	477,165	10,564,433

27

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

September 30, 2014

Security	Shares	Value

Stewart Information Services Corp.	174,301	$5,115,734
United Fire Group Inc.	178,783	4,964,804
Universal Insurance Holdings Inc.	61,678	797,497

		81,493,470
INTERNET & CATALOG RETAIL — 0.34%
Blue Nile Inc.[a,b]	43,202	1,233,417
FTD Companies Inc.[a,b]	160,002	5,457,668
NutriSystem Inc.	113,448	1,743,696
PetMed Express Inc.	105,626	1,436,514

		9,871,295
INTERNET SOFTWARE & SERVICES — 0.49%
Dice Holdings Inc.[a,b]	123,468	1,034,662
Digital River Inc.[a]	157,410	2,285,593
Liquidity Services Inc.[a,b]	206,519	2,839,636
LivePerson Inc.[a,b]	229,383	2,887,932
Monster Worldwide Inc.[a,b]	748,767	4,118,219
QuinStreet Inc.[a]	194,313	806,399

		13,972,441
IT SERVICES — 1.45%
CACI International Inc. Class Aa,b	198,438	14,142,676
CIBER Inc.[a]	599,437	2,056,069
CSG Systems International Inc.	111,388	2,927,277
ExlService Holdings Inc.[a,b]	142,812	3,486,041
Forrester Research Inc.	42,127	1,552,801
Heartland Payment Systems Inc.	139,836	6,672,974
ManTech International Corp. Class A	198,245	5,342,703
Sykes Enterprises Inc.[a,b]	160,173	3,200,256
TeleTech Holdings Inc.[a]	83,111	2,042,868

		41,423,665
LEISURE EQUIPMENT & PRODUCTS — 0.17%
Callaway Golf Co.	655,026	4,742,388

		4,742,388
LIFE SCIENCES TOOLS & SERVICES — 0.66%
Affymetrix Inc.[a,b]	325,228	2,595,320
Albany Molecular Research Inc.[a,b]	46,116	1,017,780
Luminex Corp.[a,b]	158,512	3,090,984
PAREXEL International Corp.[a,b]	193,926	12,234,791

		18,938,875
MACHINERY — 3.81%
Actuant Corp. Class A	372,290	11,362,291
Albany International Corp. Class A	144,664	4,924,362
Astec Industries Inc.	158,731	5,788,919
Barnes Group Inc.	174,376	5,292,312
Briggs & Stratton Corp.[b]	387,306	6,979,254
EnPro Industries Inc.[a,b]	125,765	7,612,555
ESCO Technologies Inc.	222,442	7,736,533
John Bean Technologies Corp.	103,860	2,921,582
Lindsay Corp.[b]	56,895	4,252,901
Lydall Inc.[a,b]	66,360	1,792,384
Mueller Industries Inc.	478,555	13,657,960
Standex International Corp.	107,910	8,000,447
Tennant Co.	55,755	3,740,603

Security	Shares	Value

Titan International Inc.	452,768	$5,351,718
Toro Co. (The)	193,183	11,442,229
Watts Water Technologies Inc. Class A	141,979	8,270,277

		109,126,327
MARINE — 0.32%
Matson Inc.	363,804	9,106,014

		9,106,014
MEDIA — 0.39%
Harte-Hanks Inc.	367,881	2,343,402
Scholastic Corp.	223,808	7,233,475
Sizmek Inc.[a,b]	189,784	1,468,928

		11,045,805
METALS & MINING — 2.37%
A.M. Castle & Co.[a,b]	148,979	1,272,280
AK Steel Holding Corp.[a]	944,314	7,563,955
Century Aluminum Co.[a,b]	435,993	11,322,738
Gerber Scientific Inc. Escrow[a]	177,368	1,774
Globe Specialty Metals Inc.	292,151	5,314,227
Haynes International Inc.	104,831	4,821,178
Kaiser Aluminum Corp.[b]	151,265	11,529,418
Materion Corp.	174,291	5,345,505
Olympic Steel Inc.	77,868	1,601,745
RTI International Metals Inc.[a,b]	99,156	2,445,187
Stillwater Mining Co.[a,b]	639,900	9,617,697
SunCoke Energy Inc.[a]	310,646	6,974,003

		67,809,707
MULTI-UTILITIES — 1.06%
Avista Corp.	500,321	15,274,800
NorthWestern Corp.	330,338	14,984,132

		30,258,932
MULTILINE RETAIL — 0.29%
Fred’s Inc. Class A	294,047	4,116,658
Tuesday Morning Corp.[a,b]	211,216	4,098,646

		8,215,304
OIL, GAS & CONSUMABLE FUELS — 2.09%
Approach Resources Inc.[a,b]	307,391	4,457,169
Arch Coal Inc.[b]	1,786,740	3,787,889
Bill Barrett Corp.[a]	222,167	4,896,561
Cloud Peak Energy Inc.[a,b]	514,832	6,497,180
Comstock Resources Inc.	376,253	7,005,831
Contango Oil & Gas Co.[a]	134,867	4,482,979
Forest Oil Corp.[a,b]	605,983	709,000
Green Plains Inc.	288,995	10,805,523
PDC Energy Inc.[a,b]	160,816	8,087,437
Penn Virginia Corp.[a,b]	297,885	3,786,118
PetroQuest Energy Inc.[a,b]	344,721	1,937,332
Swift Energy Co.[a,b]	368,888	3,541,325

		59,994,344
PAPER & FOREST PRODUCTS — 1.77%
Boise Cascade Co.[a]	333,140	10,040,840

28

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

September 30, 2014

Security	Shares	Value

Clearwater Paper Corp.[a,b]	167,633	$10,076,420
Deltic Timber Corp.	54,039	3,367,710
Neenah Paper Inc.	140,508	7,514,368
P.H. Glatfelter Co.	362,894	7,965,523
Schweitzer-Mauduit International Inc.	151,853	6,273,047
Veritiv Corp.[a,b]	42,013	2,103,171
Wausau Paper Corp.	422,788	3,352,709

		50,693,788
PERSONAL PRODUCTS — 0.11%
Medifast Inc.[a]	99,712	3,273,545

		3,273,545
PHARMACEUTICALS — 0.67%
Depomed Inc.[a,b]	159,611	2,424,491
Impax Laboratories Inc.[a]	554,793	13,154,142
Sagent Pharmaceuticals Inc.[a,b]	117,240	3,646,164

		19,224,797
PROFESSIONAL SERVICES — 1.47%
CDI Corp.	123,572	1,794,266
Exponent Inc.	43,383	3,074,987
Heidrick & Struggles International Inc.	139,269	2,860,585
Insperity Inc.	191,845	5,245,042
Kelly Services Inc. Class A	251,968	3,948,339
Korn/Ferry International[a]	425,164	10,586,584
Navigant Consulting Inc.[a,b]	170,734	2,374,910
Resources Connection Inc.	323,229	4,505,812
TrueBlue Inc.[a]	123,085	3,109,127
WageWorks Inc.[a,b]	102,770	4,679,118

		42,178,770
REAL ESTATE INVESTMENT TRUSTS (REITS) — 10.62%
Acadia Realty Trust[b]	330,814	9,123,850
Agree Realty Corp.[b]	119,592	3,274,429
American Assets Trust Inc.	128,893	4,249,602
Associated Estates Realty Corp.[b]	326,163	5,711,114
Aviv REIT Inc.[b]	138,650	3,653,427
Capstead Mortgage Corp.[b]	810,866	9,925,000
Cedar Realty Trust Inc.	585,344	3,453,530
Chesapeake Lodging Trust[b]	325,919	9,500,539
Cousins Properties Inc.[b]	1,736,713	20,753,720
DiamondRock Hospitality Co.	828,230	10,501,956
EastGroup Properties Inc.[b]	147,043	8,909,335
Education Realty Trust Inc.	677,927	6,969,090
EPR Properties[b]	479,101	24,280,839
Franklin Street Properties Corp.[b]	753,219	8,451,117
GEO Group Inc. (The)	613,500	23,447,970
Getty Realty Corp.	219,573	3,732,741
Government Properties Income Trust[b]	594,666	13,029,132
Healthcare Realty Trust Inc.	822,972	19,487,977
Inland Real Estate Corp.[b]	231,607	2,295,225
Kite Realty Group Trust[b]	702,096	17,018,807
Lexington Realty Trust[b]	1,179,697	11,549,234
LTC Properties Inc.	182,600	6,736,114
Medical Properties Trust Inc.[b]	482,131	5,910,926
Parkway Properties Inc.[b]	420,284	7,892,934
Pennsylvania Real Estate Investment Trust[b]	581,805	11,601,192
Post Properties Inc.[b]	293,864	15,086,978
PS Business Parks Inc.	80,165	6,103,763

Security	Shares	Value

Saul Centers Inc.	48,872	$2,284,277
Sovran Self Storage Inc.	160,522	11,936,416
Tanger Factory Outlet Centers Inc.[b]	404,510	13,235,567
Universal Health Realty Income Trust[b]	24,695	1,029,288
Urstadt Biddle Properties Inc. Class Ab	141,203	2,866,421

		304,002,510
ROAD & RAIL — 0.78%
ArcBest Corp.	99,812	3,722,988
Celadon Group Inc.	140,623	2,735,117
Heartland Express Inc.	237,686	5,694,957
Knight Transportation Inc.	308,405	8,447,213
Roadrunner Transportation Systems Inc.[a]	82,213	1,873,634

		22,473,909
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.06%
Brooks Automation Inc.	564,411	5,931,960
Cabot Microelectronics Corp.[a,b]	118,394	4,907,431
CEVA Inc.[a,b]	117,237	1,575,665
Cirrus Logic Inc.[a,b]	309,811	6,459,559
Cohu Inc.	215,545	2,580,074
Diodes Inc.[a,b]	309,702	7,408,072
DSP Group Inc.[a]	102,990	913,521
Entropic Communications Inc.[a,b]	491,405	1,307,137
Exar Corp.[a,b]	191,389	1,712,931
GT Advanced Technologies Inc.[a,b]	511,384	5,538,289
Kopin Corp.[a,b]	345,039	1,173,132
Kulicke and Soffa Industries Inc.[a]	648,625	9,229,934
Micrel Inc.	376,724	4,531,990
Microsemi Corp.[a,b]	322,724	8,200,417
MKS Instruments Inc.	447,694	14,944,026
Monolithic Power Systems Inc.	142,756	6,288,402
Nanometrics Inc.[a,b]	128,976	1,947,537
Pericom Semiconductor Corp.[a]	167,661	1,633,018
Power Integrations Inc.	99,110	5,343,020
Rubicon Technology Inc.[a]	198,111	841,972
Rudolph Technologies Inc.[a,b]	281,365	2,546,353
Tessera Technologies Inc.	232,877	6,189,871
TriQuint Semiconductor Inc.[a]	1,477,109	28,168,469
Ultratech Inc.[a,b]	157,301	3,578,598
Veeco Instruments Inc.[a,b]	340,434	11,898,168

		144,849,546
SOFTWARE — 1.41%
Bottomline Technologies Inc.[a,b]	163,238	4,503,737
Ebix Inc.[b]	258,269	3,662,254
EPIQ Systems Inc.	78,463	1,377,810
NetScout Systems Inc.[a]	164,038	7,512,940
Progress Software Corp.[a,b]	239,559	5,727,856
Take-Two Interactive Software Inc.[a]	451,669	10,420,004
Tangoe Inc.[a,b]	182,536	2,473,363
Vasco Data Security International Inc.[a]	247,769	4,653,102

		40,331,066
SPECIALTY RETAIL — 5.13%
Aeropostale Inc.[a,b]	664,283	2,185,491
Barnes & Noble Inc.[a,b]	359,944	7,105,295
Big 5 Sporting Goods Corp.	155,724	1,459,134
Brown Shoe Co. Inc.	369,489	10,024,237
Buckle Inc. (The)[b]	142,253	6,456,864

29

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

September 30, 2014

Security	Shares	Value

Cato Corp. (The) Class A	217,179	$7,483,988
Children’s Place Inc. (The)	182,458	8,695,948
Christopher & Banks Corp.[a]	313,095	3,096,510
Finish Line Inc. (The) Class A	404,459	10,123,609
Genesco Inc.[a,b]	203,364	15,201,459
Group 1 Automotive Inc.[b]	180,658	13,135,643
Haverty Furniture Companies Inc.	90,465	1,971,232
Hibbett Sports Inc.[a,b]	101,699	4,335,428
Men’s Wearhouse Inc. (The)	196,997	9,302,198
Monro Muffler Brake Inc.	99,072	4,807,964
Outerwall Inc.[a,b]	56,794	3,186,143
Pep Boys - Manny, Moe & Jack (The)[a]	449,004	4,000,626
Select Comfort Corp.[a,b]	295,016	6,171,735
Sonic Automotive Inc. Class A	289,203	7,088,365
Stage Stores Inc.	267,763	4,581,425
Stein Mart Inc.	238,969	2,760,092
Vitamin Shoppe Inc.[a,b]	261,452	11,605,854
Zumiez Inc.[a,b]	76,978	2,163,082

		146,942,322
TEXTILES, APPAREL & LUXURY GOODS — 1.40%
Crocs Inc.[a]	721,403	9,075,250
G-III Apparel Group Ltd.[a,b]	72,669	6,021,353
Oxford Industries Inc.	45,681	2,786,084
Perry Ellis International Inc.[a]	103,345	2,103,071
Quiksilver Inc.[a,b]	1,051,987	1,809,418
SKECHERS U.S.A. Inc. Class Aa	341,627	18,212,135

		40,007,311
THRIFTS & MORTGAGE FINANCE — 1.05%
Bank Mutual Corp.	140,629	901,432
Brookline Bancorp Inc.	591,010	5,053,136
Dime Community Bancshares Inc.	256,505	3,693,672
Northwest Bancshares Inc.	803,655	9,724,225
Provident Financial Services Inc.	455,393	7,454,783
TrustCo Bank Corp. NY	506,558	3,262,234

		30,089,482
TOBACCO — 0.05%
Alliance One International Inc.[a]	702,345	1,383,620

		1,383,620
TRADING COMPANIES & DISTRIBUTORS — 0.90%
Aceto Corp.	45,503	879,118
Applied Industrial Technologies Inc.	350,385	15,995,075
Kaman Corp.	229,209	9,007,914

		25,882,107
WATER UTILITIES — 0.20%
American States Water Co.	192,904	5,868,140

		5,868,140

Security	Shares	Value

WIRELESS TELECOMMUNICATION SERVICES — 0.03%
NTELOS Holdings Corp.[b]	88,945	$946,375

		946,375

TOTAL COMMON STOCKS
(Cost: $2,652,902,796)		2,860,236,050

SHORT-TERM INVESTMENTS — 10.77%

MONEY MARKET FUNDS — 10.77%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	288,547,004	288,547,004
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	17,890,131	17,890,131
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	1,908,293	1,908,293

		308,345,428

TOTAL SHORT-TERM INVESTMENTS
(Cost: $308,345,428)		308,345,428

TOTAL INVESTMENTS IN SECURITIES — 110.64%
(Cost: $2,961,248,224)		3,168,581,478
Other Assets, Less Liabilities — (10.64)%		(304,787,362)

NET ASSETS — 100.00%		$2,863,794,116

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

30

Schedule of Investments (Unaudited)

iSHARES® CORE S&P 500 ETF

September 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.80%

AEROSPACE & DEFENSE — 2.63%
Boeing Co. (The)	2,332,277	$297,085,445
General Dynamics Corp.	1,105,331	140,476,517
Honeywell International Inc.	2,723,370	253,600,214
L-3 Communications Holdings Inc.	300,039	35,680,638
Lockheed Martin Corp.	938,895	171,611,228
Northrop Grumman Corp.	723,705	95,355,371
Precision Castparts Corp.	499,330	118,281,290
Raytheon Co.	1,081,401	109,891,970
Rockwell Collins Inc.	469,973	36,892,881
Textron Inc.	971,363	34,959,354
United Technologies Corp.	2,960,803	312,660,797

		1,606,495,705
AIR FREIGHT & LOGISTICS — 0.74%
C.H. Robinson Worldwide Inc.	511,804	33,942,841
Expeditors International of Washington Inc.	678,151	27,519,368
FedEx Corp.	923,806	149,148,479
United Parcel Service Inc. Class B	2,447,933	240,607,334

		451,218,022
AIRLINES — 0.31%
Delta Air Lines Inc.	2,933,923	106,061,316
Southwest Airlines Co.	2,384,576	80,527,132

		186,588,448
AUTO COMPONENTS — 0.38%
BorgWarner Inc.	795,042	41,827,160
Delphi Automotive PLC	1,042,872	63,969,768
Goodyear Tire & Rubber Co. (The)	960,315	21,688,714
Johnson Controls Inc.	2,317,898	101,987,512

		229,473,154
AUTOMOBILES — 0.64%
Ford Motor Co.	13,497,700	199,630,983
General Motors Co.	4,691,116	149,834,245
Harley-Davidson Inc.	756,915	44,052,453

		393,517,681
BEVERAGES — 2.19%
Brown-Forman Corp. Class B NVS	549,894	49,611,437
Coca-Cola Co. (The)	13,737,028	586,021,615
Coca-Cola Enterprises Inc.	785,840	34,859,862
Constellation Brands Inc. Class Aa	583,245	50,835,634
Dr Pepper Snapple Group Inc.	679,082	43,671,763
Molson Coors Brewing Co. Class B NVS	553,931	41,234,624
Monster Beverage Corp.[a]	500,314	45,863,784
PepsiCo Inc.	5,243,763	488,141,898

		1,340,240,617

Security	Shares	Value

BIOTECHNOLOGY — 2.89%
Alexion Pharmaceuticals Inc.[a,b]	688,459	$114,160,271
Amgen Inc.	2,643,517	371,308,398
Biogen Idec Inc.[a,b]	821,822	271,866,936
Celgene Corp.[a]	2,782,419	263,717,673
Gilead Sciences Inc.[a,b]	5,260,740	560,005,773
Regeneron Pharmaceuticals Inc.[a,b]	256,778	92,573,605
Vertex Pharmaceuticals Inc.[a,b]	828,621	93,062,424

		1,766,695,080
BUILDING PRODUCTS — 0.07%
Allegion PLC	335,072	15,962,830
Masco Corp.	1,239,636	29,652,093

		45,614,923
CAPITAL MARKETS — 2.27%
Affiliated Managers Group Inc.[a]	193,269	38,723,377
Ameriprise Financial Inc.	651,539	80,386,882
Bank of New York Mellon Corp. (The)	3,938,221	152,527,299
BlackRock Inc.[c]	439,038	144,144,956
Charles Schwab Corp. (The)	3,991,726	117,316,827
E*TRADE Financial Corp.[a]	1,005,143	22,706,180
Franklin Resources Inc.	1,371,065	74,873,860
Goldman Sachs Group Inc. (The)	1,425,954	261,762,376
Invesco Ltd.	1,505,958	59,455,222
Legg Mason Inc.	355,505	18,187,636
Morgan Stanley	5,329,630	184,245,309
Northern Trust Corp.	770,781	52,436,231
State Street Corp.	1,473,983	108,499,889
T. Rowe Price Group Inc.	915,552	71,779,277

		1,387,045,321
CHEMICALS — 2.55%
Air Products and Chemicals Inc.	667,244	86,861,824
Airgas Inc.	233,082	25,790,523
CF Industries Holdings Inc.	172,878	48,270,995
Dow Chemical Co. (The)	3,906,325	204,847,683
E.I. du Pont de Nemours and Co.	3,185,193	228,569,450
Eastman Chemical Co.	518,988	41,980,939
Ecolab Inc.	938,530	107,771,400
FMC Corp.	462,985	26,478,112
International Flavors & Fragrances Inc.	282,086	27,046,406
LyondellBasell Industries NV Class A	1,479,906	160,806,586
Monsanto Co.	1,825,681	205,407,369
Mosaic Co. (The)	1,108,435	49,225,599
PPG Industries Inc.	479,716	94,379,326
Praxair Inc.	1,016,345	131,108,505
Sherwin-Williams Co. (The)	289,301	63,354,026
Sigma-Aldrich Corp.	414,100	56,321,741

		1,558,220,484
COMMERCIAL BANKS — 6.03%
Bank of America Corp.	36,596,014	623,962,039
BB&T Corp.	2,504,408	93,189,022
Citigroup Inc.	10,550,819	546,743,440
Comerica Inc.	628,789	31,351,419
Fifth Third Bancorp	2,903,596	58,129,992
Huntington Bancshares Inc.	2,839,901	27,632,237
J.P. Morgan Chase & Co.	13,089,503	788,511,661

1

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

September 30, 2014

Security	Shares	Value

KeyCorp	3,051,205	$40,672,563
M&T Bank Corp.[b]	459,320	56,629,563
PNC Financial Services Group Inc. (The)[c]	1,881,289	161,000,712
Regions Financial Corp.	4,798,127	48,173,195
SunTrust Banks Inc.	1,847,909	70,275,979
U.S. Bancorp	6,270,966	262,314,508
Wells Fargo & Co.	16,532,278	857,529,260
Zions Bancorp	707,306	20,554,312

		3,686,669,902
COMMERCIAL SERVICES & SUPPLIES — 0.48%
ADT Corp. (The)[b]	605,369	21,466,385
Cintas Corp.	337,048	23,792,219
Iron Mountain Inc.	599,488	19,573,283
Pitney Bowes Inc.	707,075	17,669,804
Republic Services Inc.	878,479	34,278,251
Stericycle Inc.[a,b]	294,963	34,380,887
Tyco International Ltd.	1,543,642	68,800,124
Waste Management Inc.	1,509,674	71,754,805

		291,715,758
COMMUNICATIONS EQUIPMENT — 1.67%
Cisco Systems Inc.	17,745,720	446,659,773
F5 Networks Inc.[a]	257,611	30,588,730
Harris Corp.	365,447	24,265,681
Juniper Networks Inc.	1,396,959	30,942,642
Motorola Solutions Inc.	768,447	48,627,326
QUALCOMM Inc.	5,832,729	436,113,147

		1,017,197,299
COMPUTERS & PERIPHERALS — 4.58%
Apple Inc.	20,838,025	2,099,431,019
EMC Corp.	7,060,088	206,578,175
Hewlett-Packard Co.	6,494,933	230,375,273
NetApp Inc.	1,111,236	47,738,699
SanDisk Corp.	780,416	76,441,747
Seagate Technology PLC	1,137,474	65,143,136
Western Digital Corp.	765,591	74,507,316

		2,800,215,365
CONSTRUCTION & ENGINEERING — 0.14%
Fluor Corp.	547,967	36,598,716
Jacobs Engineering Group Inc.[a,b]	464,099	22,657,313
Quanta Services Inc.[a,b]	753,512	27,344,951

		86,600,980
CONSTRUCTION MATERIALS — 0.09%
Martin Marietta Materials Inc.	213,954	27,587,229
Vulcan Materials Co.	455,718	27,447,895

		55,035,124
CONSUMER FINANCE — 0.92%
American Express Co.	3,132,288	274,200,491
Capital One Financial Corp.	1,953,517	159,446,058
Discover Financial Services	1,607,575	103,511,754
Navient Corp.	1,457,434	25,811,156

		562,969,459

Security	Shares	Value

CONTAINERS & PACKAGING — 0.20%
Avery Dennison Corp.	326,952	$14,598,407
Ball Corp.	481,333	30,453,939
Bemis Co. Inc.	348,401	13,246,206
MeadWestvaco Corp.	587,662	24,058,882
Owens-Illinois Inc.[a]	575,803	14,999,668
Sealed Air Corp.	739,369	25,789,191

		123,146,293
DISTRIBUTORS — 0.08%
Genuine Parts Co.	532,861	46,737,238

		46,737,238
DIVERSIFIED CONSUMER SERVICES — 0.05%
H&R Block Inc.	956,421	29,658,615

		29,658,615
DIVERSIFIED FINANCIAL SERVICES — 2.01%
Berkshire Hathaway Inc. Class Ba	6,344,234	876,392,485
CME Group Inc.	1,099,317	87,895,891
Intercontinental Exchange Inc.	394,825	77,010,616
Leucadia National Corp.	1,101,960	26,270,726
McGraw Hill Financial Inc.	942,844	79,623,176
Moody’s Corp.	646,880	61,130,160
NASDAQ OMX Group Inc. (The)	410,922	17,431,311

		1,225,754,365
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.43%
AT&T Inc.	18,047,675	636,000,067
CenturyLink Inc.	1,984,417	81,142,811
Frontier Communications Corp.	3,481,988	22,667,742
Verizon Communications Inc.	14,425,692	721,140,343
Windstream Holdings Inc.[b]	2,102,537	22,665,349

		1,483,616,312
ELECTRIC UTILITIES — 1.70%
American Electric Power Co. Inc.	1,700,761	88,796,732
Duke Energy Corp.	2,461,446	184,042,317
Edison International	1,133,987	63,412,553
Entergy Corp.	625,163	48,343,855
Exelon Corp.	2,990,293	101,939,088
FirstEnergy Corp.	1,463,078	49,115,529
NextEra Energy Inc.	1,518,631	142,569,078
Northeast Utilities	1,099,842	48,723,001
Pepco Holdings Inc.	872,087	23,337,048
Pinnacle West Capital Corp.	384,890	21,030,390
PPL Corp.	2,312,338	75,937,180
Southern Co. (The)	3,117,260	136,068,399
Xcel Energy Inc.	1,758,998	53,473,539

		1,036,788,709
ELECTRICAL EQUIPMENT — 0.58%
AMETEK Inc.	855,358	42,947,525
Eaton Corp. PLC	1,656,282	104,958,590
Emerson Electric Co.	2,428,905	152,000,875
Rockwell Automation Inc.	479,878	52,728,995

		352,635,985

2

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

September 30, 2014

Security	Shares	Value

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.41%
Amphenol Corp. Class A	545,849	$54,508,481
Corning Inc.	4,493,264	86,899,726
FLIR Systems Inc.	494,051	15,483,558
Jabil Circuit Inc.	696,871	14,055,888
TE Connectivity Ltd.	1,424,404	78,755,297

		249,702,950
ENERGY EQUIPMENT & SERVICES — 1.82%
Baker Hughes Inc.	1,514,098	98,507,216
Cameron International Corp.[a,b]	706,235	46,879,879
Diamond Offshore Drilling Inc.[b]	234,420	8,033,573
Ensco PLC Class Ab	813,140	33,590,813
FMC Technologies Inc.[a]	817,364	44,391,039
Halliburton Co.	2,959,997	190,949,407
Helmerich & Payne Inc.	376,724	36,869,978
Nabors Industries Ltd.	1,009,416	22,974,308
National Oilwell Varco Inc.	1,497,364	113,949,401
Nobel Corp. PLC	885,222	19,669,633
Schlumberger Ltd.	4,511,722	458,797,010
Transocean Ltd.[b]	1,184,540	37,869,744

		1,112,482,001
FOOD & STAPLES RETAILING — 2.22%
Costco Wholesale Corp.	1,525,353	191,157,238
CVS Health Corp.	4,030,426	320,781,605
Kroger Co. (The)	1,701,633	88,484,916
Safeway Inc.	803,327	27,554,116
Sysco Corp.[b]	2,042,204	77,501,642
Wal-Mart Stores Inc.	5,495,191	420,217,256
Walgreen Co.	3,062,699	181,526,170
Whole Foods Market Inc.	1,257,375	47,918,561

		1,355,141,504
FOOD PRODUCTS — 1.59%
Archer-Daniels-Midland Co.	2,246,605	114,801,516
Campbell Soup Co.[b]	622,042	26,579,855
ConAgra Foods Inc.	1,470,577	48,587,864
General Mills Inc.	2,131,727	107,545,627
Hershey Co. (The)	519,343	49,560,903
Hormel Foods Corp.	468,665	24,084,694
J.M. Smucker Co. (The)	354,171	35,059,387
Kellogg Co.	889,949	54,820,858
Keurig Green Mountain Inc.	423,995	55,174,469
Kraft Foods Group Inc.	2,067,195	116,589,798
McCormick & Co. Inc. NVS	451,303	30,192,171
Mead Johnson Nutrition Co. Class A	703,643	67,704,529
Mondelez International Inc. Class A	5,867,193	201,039,368
Tyson Foods Inc. Class A	1,019,007	40,118,306

		971,859,345
GAS UTILITIES — 0.03%
AGL Resources Inc.	415,972	21,356,003

		21,356,003

Security	Shares	Value

HEALTH CARE EQUIPMENT & SUPPLIES — 2.04%
Abbott Laboratories	5,233,121	$217,645,502
Baxter International Inc.	1,885,167	135,298,436
Becton, Dickinson and Co.	667,679	75,988,547
Boston Scientific Corp.[a]	4,614,240	54,494,174
C.R. Bard Inc.	259,664	37,056,650
CareFusion Corp.[a,b]	705,486	31,923,242
Covidien PLC	1,572,230	136,013,617
DENTSPLY International Inc.	494,627	22,554,991
Edwards Lifesciences Corp.[a]	368,887	37,681,807
Intuitive Surgical Inc.[a]	125,131	57,787,998
Medtronic Inc.	3,408,876	211,179,868
St. Jude Medical Inc.	990,885	59,581,915
Stryker Corp.	1,040,917	84,054,048
Varian Medical Systems Inc.[a,b]	358,748	28,742,890
Zimmer Holdings Inc.	587,928	59,116,160

		1,249,119,845
HEALTH CARE PROVIDERS & SERVICES — 2.15%
Aetna Inc.	1,234,130	99,964,530
AmerisourceBergen Corp.	741,935	57,351,576
Cardinal Health Inc.	1,171,690	87,783,015
Cigna Corp.	918,184	83,270,107
DaVita HealthCare Partners Inc.[a]	597,999	43,737,647
Express Scripts Holding Co.[a]	2,594,312	183,236,257
Humana Inc.	536,877	69,949,704
Laboratory Corp. of America Holdings[a]	295,177	30,034,260
McKesson Corp.	806,017	156,907,329
Patterson Companies Inc.	301,789	12,503,118
Quest Diagnostics Inc.	502,453	30,488,848
Tenet Healthcare Corp.[a,b]	341,521	20,282,932
UnitedHealth Group Inc.	3,381,385	291,644,456
Universal Health Services Inc. Class B	317,264	33,154,088
WellPoint Inc.	954,460	114,172,505

		1,314,480,372
HEALTH CARE TECHNOLOGY — 0.10%
Cerner Corp.[a,b]	1,056,479	62,934,454

		62,934,454
HOTELS, RESTAURANTS & LEISURE — 1.61%
Carnival Corp.	1,567,609	62,970,853
Chipotle Mexican Grill Inc.[a]	107,955	71,961,723
Darden Restaurants Inc.	461,523	23,749,974
Marriott International Inc. Class A	758,519	53,020,478
McDonald’s Corp.	3,417,237	323,988,240
Starbucks Corp.	2,614,316	197,276,285
Starwood Hotels & Resorts Worldwide Inc.	663,137	55,179,630
Wyndham Worldwide Corp.	435,374	35,378,491
Wynn Resorts Ltd.	282,207	52,795,286
Yum! Brands Inc.	1,530,118	110,137,894

		986,458,854
HOUSEHOLD DURABLES — 0.38%
D.R. Horton Inc.	1,156,767	23,736,859
Garmin Ltd.	423,281	22,006,379
Harman International Industries Inc.	236,772	23,213,127
Leggett & Platt Inc.	478,783	16,719,102
Lennar Corp. Class A	620,372	24,089,045

3

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

September 30, 2014

Security	Shares	Value

Mohawk Industries Inc.[a]	215,219	$29,015,826
Newell Rubbermaid Inc.	952,203	32,765,305
PulteGroup Inc.	1,180,226	20,842,791
Whirlpool Corp.	271,384	39,527,080

		231,915,514
HOUSEHOLD PRODUCTS — 1.91%
Clorox Co. (The)	448,393	43,063,664
Colgate-Palmolive Co.	2,987,782	194,863,142
Kimberly-Clark Corp.	1,301,347	139,985,897
Procter & Gamble Co. (The)	9,422,809	789,066,025

		1,166,978,728
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.11%
AES Corp. (The)	2,314,068	32,813,484
NRG Energy Inc.	1,175,544	35,830,581

		68,644,065
INDUSTRIAL CONGLOMERATES — 2.33%
3M Co.	2,255,014	319,490,383
Danaher Corp.	2,121,524	161,193,394
General Electric Co.	34,918,595	894,614,404
Roper Industries Inc.	348,187	50,936,276

		1,426,234,457
INSURANCE — 2.78%
ACE Ltd.	1,168,327	122,522,453
Aflac Inc.	1,576,765	91,846,561
Allstate Corp. (The)	1,508,389	92,569,833
American International Group Inc.	4,965,763	268,250,517
Aon PLC	1,010,887	88,624,463
Assurant Inc.	248,977	16,009,221
Chubb Corp. (The)	836,990	76,233,049
Cincinnati Financial Corp.	512,756	24,125,170
Genworth Financial Inc. Class Aa	1,732,150	22,691,165
Hartford Financial Services Group Inc. (The)	1,558,577	58,056,993
Lincoln National Corp.	908,714	48,688,896
Loews Corp.	1,060,827	44,194,053
Marsh & McLennan Companies Inc.	1,894,410	99,153,419
MetLife Inc.	3,914,241	210,273,027
Principal Financial Group Inc.	951,377	49,918,751
Progressive Corp. (The)	1,873,454	47,360,917
Prudential Financial Inc.	1,600,908	140,783,850
Torchmark Corp.	455,523	23,855,740
Travelers Companies Inc. (The)	1,179,980	110,847,321
Unum Group	885,969	30,459,614
XL Group PLC	923,176	30,621,748

		1,697,086,761
INTERNET & CATALOG RETAIL — 1.30%
Amazon.com Inc.[a]	1,318,500	425,137,140
Expedia Inc.	344,871	30,217,597
Netflix Inc.[a,b]	209,139	94,359,334
Priceline Group Inc. (The)[a]	182,476	211,413,044
TripAdvisor Inc.[a,b]	387,676	35,441,340

		796,568,455
INTERNET SOFTWARE & SERVICES — 3.44%
Akamai Technologies Inc.[a]	619,820	37,065,236

Security	Shares	Value

eBay Inc.[a]	3,930,874	$222,605,395
Facebook Inc. Class Aa	6,786,297	536,388,915
Google Inc. Class Aa	988,680	581,749,199
Google Inc. Class Ca	988,599	570,777,519
VeriSign Inc.[a,b]	392,592	21,639,671
Yahoo! Inc.[a,b]	3,219,202	131,182,481

		2,101,408,416
IT SERVICES — 3.28%
Accenture PLC Class A	2,196,852	178,648,005
Alliance Data Systems Corp.[a,b]	193,254	47,979,171
Automatic Data Processing Inc.	1,674,511	139,118,374
Cognizant Technology Solutions Corp. Class Aa	2,115,796	94,724,187
Computer Sciences Corp.	504,257	30,835,316
Fidelity National Information Services Inc.	993,427	55,929,940
Fiserv Inc.[a]	867,430	56,066,338
International Business Machines Corp.	3,228,677	612,899,755
MasterCard Inc. Class A	3,425,423	253,207,268
Paychex Inc.	1,137,451	50,275,334
Teradata Corp.[a,b]	540,677	22,665,180
Total System Services Inc.	576,440	17,846,582
Visa Inc. Class A	1,713,196	365,544,630
Western Union Co.	1,841,900	29,544,076
Xerox Corp.	3,772,900	49,915,467

		2,005,199,623
LEISURE EQUIPMENT & PRODUCTS — 0.10%
Hasbro Inc.	400,204	22,009,219
Mattel Inc.	1,175,398	36,025,949

		58,035,168
LIFE SCIENCES TOOLS & SERVICES — 0.46%
Agilent Technologies Inc.	1,160,796	66,142,156
PerkinElmer Inc.	392,732	17,123,115
Thermo Fisher Scientific Inc.	1,388,392	168,967,306
Waters Corp.[a,b]	291,904	28,933,525

		281,166,102
MACHINERY — 1.56%
Caterpillar Inc.	2,185,011	216,381,639
Cummins Inc.	595,290	78,566,374
Deere & Co.	1,247,422	102,276,130
Dover Corp.	579,638	46,562,321
Flowserve Corp.	475,812	33,554,262
Illinois Tool Works Inc.	1,269,595	107,179,210
Ingersoll-Rand PLC	931,089	52,476,176
Joy Global Inc.[b]	342,460	18,677,768
PACCAR Inc.	1,234,762	70,227,089
Pall Corp.	371,352	31,082,163
Parker-Hannifin Corp.	517,892	59,117,372
Pentair PLC	670,192	43,890,874
Snap-on Inc.	202,713	24,544,490
Stanley Black & Decker Inc.	543,937	48,296,166
Xylem Inc.	637,206	22,614,441

		955,446,475
MEDIA — 3.50%
Cablevision NY Group Class Ab	755,200	13,223,552
CBS Corp. Class B NVS	1,686,841	90,245,993
Comcast Corp. Class A	9,006,829	484,387,264

4

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

September 30, 2014

Security	Shares	Value

DIRECTV[a]	1,747,855	$151,224,415
Discovery Communications Inc. Series Aa,b	514,252	19,438,726
Discovery Communications Inc. Series C NVS[a,b]	949,997	35,415,888
Gannett Co. Inc.	787,081	23,352,693
Interpublic Group of Companies Inc. (The)	1,464,402	26,827,845
News Corp. Class A NVS[a]	1,731,272	28,306,297
Omnicom Group Inc.	874,163	60,194,864
Scripps Networks Interactive Inc. Class A	360,437	28,146,525
Time Warner Cable Inc.	969,641	139,133,787
Time Warner Inc.	2,974,974	223,747,795
Twenty-First Century Fox Inc. Class A	6,554,713	224,761,109
Viacom Inc. Class B NVS	1,325,060	101,950,116
Walt Disney Co. (The)	5,495,834	489,294,101

		2,139,650,970
METALS & MINING — 0.49%
Alcoa Inc.	4,094,217	65,875,952
Allegheny Technologies Inc.	378,578	14,045,244
Freeport-McMoRan Inc.	3,616,183	118,068,375
Newmont Mining Corp.	1,734,929	39,990,113
Nucor Corp.	1,109,739	60,236,633

		298,216,317
MULTI-UTILITIES — 1.15%
Ameren Corp.	843,880	32,345,920
CenterPoint Energy Inc.	1,495,088	36,584,803
CMS Energy Corp.	955,669	28,345,143
Consolidated Edison Inc.[b]	1,019,411	57,759,827
Dominion Resources Inc.	2,027,836	140,103,189
DTE Energy Co.	616,060	46,869,845
Integrys Energy Group Inc.	278,908	18,078,817
NiSource Inc.	1,097,283	44,966,657
PG&E Corp.	1,640,731	73,898,524
Public Service Enterprise Group Inc.	1,760,881	65,575,209
SCANA Corp.	495,474	24,580,465
Sempra Energy	804,464	84,774,416
TECO Energy Inc.	812,407	14,119,634
Wisconsin Energy Corp.	784,576	33,736,768

		701,739,217
MULTILINE RETAIL — 0.68%
Dollar General Corp.[a]	1,055,980	64,530,938
Dollar Tree Inc.[a]	715,478	40,116,851
Family Dollar Stores Inc.	333,222	25,738,067
Kohl’s Corp.	712,172	43,463,857
Macy’s Inc.	1,229,048	71,506,013
Nordstrom Inc.	495,691	33,890,394
Target Corp.	2,205,496	138,240,489

		417,486,609
OIL, GAS & CONSUMABLE FUELS — 7.86%
Anadarko Petroleum Corp.	1,760,849	178,620,523
Apache Corp.	1,331,118	124,952,047
Cabot Oil & Gas Corp.	1,452,463	47,481,015
Chesapeake Energy Corp.	1,807,131	41,545,942
Chevron Corp.	6,608,407	788,515,123
Cimarex Energy Co.	302,753	38,307,337
ConocoPhillips	4,279,043	327,432,370
CONSOL Energy Inc.	802,473	30,381,628
Denbury Resources Inc.	1,226,588	18,435,618
Devon Energy Corp.	1,338,392	91,251,567

Security	Shares	Value

EOG Resources Inc.	1,905,252	$188,658,053
EQT Corp.	527,333	48,272,063
Exxon Mobil Corp.	14,841,331	1,395,827,180
Hess Corp.	910,352	85,864,401
Kinder Morgan Inc.[b]	2,289,611	87,783,686
Marathon Oil Corp.	2,347,461	88,241,059
Marathon Petroleum Corp.	986,082	83,491,563
Murphy Oil Corp.	580,487	33,035,515
Newfield Exploration Co.[a]	475,537	17,628,157
Noble Energy Inc.	1,253,790	85,709,084
Occidental Petroleum Corp.	2,713,217	260,875,814
ONEOK Inc.	723,995	47,457,872
Phillips 66	1,945,054	158,152,341
Pioneer Natural Resources Co.	498,032	98,097,363
QEP Resources Inc.	578,067	17,792,902
Range Resources Corp.	586,987	39,803,588
Southwestern Energy Co.[a]	1,229,077	42,956,241
Spectra Energy Corp.	2,334,960	91,670,530
Tesoro Corp.	445,654	27,175,981
Valero Energy Corp.	1,837,521	85,022,097
Williams Companies Inc. (The)	2,340,766	129,561,398

		4,800,000,058
PAPER & FOREST PRODUCTS — 0.12%
International Paper Co.	1,486,237	70,952,954

		70,952,954
PERSONAL PRODUCTS — 0.13%
Avon Products Inc.	1,515,775	19,098,765
Estee Lauder Companies Inc. (The) Class A	783,027	58,507,777

		77,606,542
PHARMACEUTICALS — 6.22%
AbbVie Inc.	5,539,310	319,950,546
Actavis PLC[a]	919,678	221,899,908
Allergan Inc.	1,034,261	184,294,968
Bristol-Myers Squibb Co.	5,769,725	295,294,525
Eli Lilly and Co.	3,421,812	221,904,508
Hospira Inc.[a]	586,641	30,522,931
Johnson & Johnson	9,814,752	1,046,154,416
Mallinckrodt PLC[a]	393,981	35,517,387
Merck & Co. Inc.	10,038,746	595,096,863
Mylan Inc.[a,b]	1,301,893	59,223,112
Perrigo Co. PLC	465,754	69,951,593
Pfizer Inc.	22,066,666	652,511,314
Zoetis Inc.	1,744,422	64,456,393

		3,796,778,464
PROFESSIONAL SERVICES — 0.19%
Dun & Bradstreet Corp. (The)	126,876	14,904,124
Equifax Inc.	423,449	31,648,578
Nielsen NV	1,058,951	46,943,298
Robert Half International Inc.	477,731	23,408,819

		116,904,819
REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.16%
American Tower Corp.	1,378,687	129,086,464
Apartment Investment and Management Co. Class A	509,811	16,222,186
AvalonBay Communities Inc.[b]	456,595	64,366,197
Boston Properties Inc.	532,867	61,684,684

5

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

September 30, 2014

Security	Shares	Value

Crown Castle International Corp.	1,161,959	$93,572,558
Equity Residential[b]	1,259,025	77,530,759
Essex Property Trust Inc.[b]	220,872	39,480,870
General Growth Properties Inc.	2,183,504	51,421,519
HCP Inc.[b]	1,596,943	63,414,607
Health Care REIT Inc.[b]	1,127,827	70,342,570
Host Hotels & Resorts Inc.[b]	2,634,585	56,195,698
Kimco Realty Corp.	1,432,518	31,386,469
Macerich Co. (The)	489,261	31,229,530
Plum Creek Timber Co. Inc.[b]	615,426	24,007,768
Prologis Inc.	1,740,222	65,606,369
Public Storage	504,720	83,702,765
Simon Property Group Inc.	1,081,527	177,824,669
Ventas Inc.	1,023,963	63,434,508
Vornado Realty Trust	607,456	60,721,302
Weyerhaeuser Co.[b]	1,838,803	58,584,264

		1,319,815,756
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.05%
CBRE Group Inc. Class Aa,b	969,561	28,834,744

		28,834,744
ROAD & RAIL — 1.04%
CSX Corp.	3,478,825	111,531,129
Kansas City Southern Industries Inc.	383,922	46,531,346
Norfolk Southern Corp.	1,077,201	120,215,632
Ryder System Inc.	184,433	16,593,437
Union Pacific Corp.	3,123,157	338,612,682

		633,484,226
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.44%
Altera Corp.	1,075,006	38,463,715
Analog Devices Inc.	1,093,655	54,124,986
Applied Materials Inc.	4,240,465	91,636,449
Avago Technologies Ltd.	876,092	76,220,004
Broadcom Corp. Class A	1,871,817	75,658,843
First Solar Inc.[a,b]	262,073	17,247,024
Intel Corp.	17,229,875	599,944,247
KLA-Tencor Corp.	575,579	45,344,114
Lam Research Corp.	564,150	42,142,005
Linear Technology Corp.	829,710	36,830,827
Microchip Technology Inc.[b]	696,731	32,906,605
Micron Technology Inc.[a,b]	3,726,791	127,679,860
NVIDIA Corp.	1,790,862	33,041,404
Texas Instruments Inc.	3,715,308	177,183,038
Xilinx Inc.	934,536	39,577,599

		1,488,000,720
SOFTWARE — 3.81%
Adobe Systems Inc.[a,b]	1,644,467	113,780,672
Autodesk Inc.[a]	790,804	43,573,300
CA Inc.	1,114,169	31,129,882
Citrix Systems Inc.[a]	572,259	40,824,957
Electronic Arts Inc.[a]	1,087,701	38,733,033
Intuit Inc.	988,044	86,602,057
Microsoft Corp.	28,675,068	1,329,376,152
Oracle Corp.	11,317,516	433,234,512
Red Hat Inc.[a]	657,812	36,936,144
Salesforce.com Inc.[a,b]	2,003,508	115,261,815
Symantec Corp.	2,403,231	56,499,961

		2,325,952,485

Security	Shares	Value

SPECIALTY RETAIL — 2.12%
AutoNation Inc.[a,b]	272,737	$13,721,398
AutoZone Inc.[a,b]	113,463	57,827,553
Bed Bath & Beyond Inc.[a]	702,863	46,269,471
Best Buy Co. Inc.	1,009,046	33,893,855
CarMax Inc.[a,b]	762,822	35,433,082
GameStop Corp. Class Ab	393,016	16,192,259
Gap Inc. (The)	953,148	39,736,740
Home Depot Inc. (The)	4,683,944	429,705,023
L Brands Inc.	854,745	57,250,820
Lowe’s Companies Inc.	3,435,342	181,798,299
O’Reilly Automotive Inc.[a,b]	361,175	54,306,273
PetSmart Inc.	345,807	24,237,613
Ross Stores Inc.	730,346	55,199,551
Staples Inc.	2,239,228	27,094,659
Tiffany & Co.	391,323	37,688,318
TJX Companies Inc. (The)	2,411,609	142,694,904
Tractor Supply Co.	478,569	29,436,779
Urban Outfitters Inc.[a,b]	355,784	13,057,273

		1,295,543,870
TEXTILES, APPAREL & LUXURY GOODS — 0.83%
Coach Inc.	955,171	34,013,639
Fossil Group Inc.[a,b]	162,409	15,250,205
Michael Kors Holdings Ltd.[a]	714,407	51,001,516
Nike Inc. Class B	2,447,686	218,333,591
PVH Corp.	286,598	34,721,348
Ralph Lauren Corp.	211,045	34,765,443
Under Armour Inc. Class Aa,b	578,716	39,989,275
VF Corp.	1,200,330	79,257,790

		507,332,807
THRIFTS & MORTGAGE FINANCE — 0.05%
Hudson City Bancorp Inc.	1,678,304	16,313,115
People’s United Financial Inc.	1,082,253	15,660,201

		31,973,316
TOBACCO — 1.49%
Altria Group Inc.	6,902,658	317,108,109
Lorillard Inc.	1,253,024	75,068,668
Philip Morris International Inc.	5,436,361	453,392,507
Reynolds American Inc.	1,072,506	63,277,854

		908,847,138
TRADING COMPANIES & DISTRIBUTORS — 0.22%
Fastenal Co.	950,148	42,661,645
United Rentals Inc.[a,b]	333,554	37,057,850
W.W. Grainger Inc.	211,871	53,317,337

		133,036,832

TOTAL COMMON STOCKS
(Cost: $53,652,822,750)		60,968,227,775

6

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

September 30, 2014

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.75%

MONEY MARKET FUNDS — 0.75%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	384,411,219	$384,411,219
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	23,833,784	23,833,784
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	48,952,355	48,952,355

		457,197,358

TOTAL SHORT-TERM INVESTMENTS
(Cost: $457,197,358)		457,197,358

TOTAL INVESTMENTS IN SECURITIES — 100.55%
(Cost: $54,110,020,108)		61,425,425,133

Security	Shares	Value

SHORT POSITIONS[f] — (0.03)%

COMMON STOCKS — (0.03)%
CDK Global Inc.[a]	(558,170)	$(17,073,485)

TOTAL SHORT POSITIONS
(Proceeds: $17,073,485)		(17,073,485)
Other Assets, Less Liabilities —(0.52)%		(319,174,817)

NET ASSETS — 100.00%		$61,089,176,831

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	See Note 1.

Financial futures contracts purchased as of September 30, 2014 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
1,345	E-mini S&P 500 (Dec. 2014)	Chicago Mercantile	$132,179,875	$(877,739)

See notes to financial statements.

7

Schedule of Investments (Unaudited)

iSHARES® CORE S&P MID-CAP ETF

September 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.88%

AEROSPACE & DEFENSE — 1.82%
Alliant Techsystems Inc.	484,843	$61,885,360
B/E Aerospace Inc.[a]	1,596,432	134,004,502
Esterline Technologies Corp.[a,b]	484,430	53,902,526
Exelis Inc.	2,875,219	47,556,122
Huntington Ingalls Industries Inc.	736,977	76,800,373
Triumph Group Inc.	779,942	50,735,227
Vectrus Inc.[a]	1	8

		424,884,118
AIRLINES — 0.55%
Alaska Air Group Inc.	2,047,182	89,134,304
JetBlue Airways Corp.[a,b]	3,723,597	39,544,600

		128,678,904
AUTO COMPONENTS — 0.25%
Gentex Corp.	2,220,415	59,440,510

		59,440,510
AUTOMOBILES — 0.16%
Thor Industries Inc.	704,389	36,276,034

		36,276,034
BIOTECHNOLOGY — 0.72%
Cubist Pharmaceuticals Inc.[a,b]	1,150,622	76,332,263
United Therapeutics Corp.[a,b]	717,930	92,361,695

		168,693,958
BUILDING PRODUCTS — 0.88%
A.O. Smith Corp.	1,147,145	54,237,016
Fortune Brands Home & Security Inc.	2,405,386	98,885,419
Lennox International Inc.	680,958	52,345,241

		205,467,676
CAPITAL MARKETS — 1.65%
Eaton Vance Corp. NVS	1,801,607	67,974,632
Federated Investors Inc. Class B	1,452,679	42,650,656
Janus Capital Group Inc.[b]	2,255,384	32,793,284
Raymond James Financial Inc.	1,909,809	102,327,566
SEI Investments Co.	1,985,845	71,808,155
Waddell & Reed Financial Inc. Class A	1,281,480	66,239,701

		383,793,994
CHEMICALS — 3.17%
Albemarle Corp.	1,187,100	69,920,190
Ashland Inc.	1,088,369	113,299,213
Cabot Corp.	980,849	49,797,704
Cytec Industries Inc.	1,089,557	51,525,151
Minerals Technologies Inc.	524,494	32,366,525
NewMarket Corp.[b]	163,070	62,132,931

Security	Shares	Value

Olin Corp.	1,200,078	$30,301,969
PolyOne Corp.	1,400,554	49,831,711
Rayonier Advanced Materials Inc.[b]	649,791	21,384,622
RPM International Inc.	2,026,387	92,767,997
Scotts Miracle-Gro Co. (The) Class A	678,712	37,329,160
Sensient Technologies Corp.	735,672	38,512,429
Valspar Corp. (The)	1,157,056	91,395,853

		740,565,455
COMMERCIAL BANKS — 4.76%
Associated Banc-Corp.	2,362,091	41,147,625
BancorpSouth Inc.	1,295,129	26,083,898
Bank of Hawaii Corp.	675,328	38,365,384
Cathay General Bancorp	1,125,486	27,945,817
City National Corp.	725,969	54,934,074
Commerce Bancshares Inc.[b]	1,195,426	53,369,794
Cullen/Frost Bankers Inc.	832,125	63,665,884
East West Bancorp Inc.	2,175,742	73,975,228
First Horizon National Corp.	3,605,946	44,281,017
First Niagara Financial Group Inc.	5,392,241	44,917,368
FirstMerit Corp.	2,518,720	44,329,472
Fulton Financial Corp.	2,867,615	31,773,174
Hancock Holding Co.	1,248,786	40,023,591
International Bancshares Corp.	877,753	21,649,778
PacWest Bancorp	1,254,345	51,716,644
Prosperity Bancshares Inc.	911,677	52,120,574
Signature Bank[a,b]	762,946	85,495,729
SVB Financial Group[a]	770,584	86,374,761
Synovus Financial Corp.	2,119,083	50,095,122
TCF Financial Corp.	2,543,415	39,499,235
Trustmark Corp.	1,025,142	23,614,146
Umpqua Holdings Corp.	2,840,200	46,778,094
Valley National Bancorp[b]	2,912,518	28,222,299
Webster Financial Corp.	1,376,760	40,118,786

		1,110,497,494
COMMERCIAL SERVICES & SUPPLIES — 1.74%
Civeo Corp.	1,626,760	18,886,683
Clean Harbors Inc.[a,b]	840,198	45,303,476
Copart Inc.[a]	1,719,793	53,855,318
Deluxe Corp.	759,486	41,893,248
Herman Miller Inc.	902,135	26,928,730
HNI Corp.	687,957	24,759,572
MSA Safety Inc.	480,577	23,740,504
R.R. Donnelley & Sons Co.[b]	3,043,896	50,102,528
Rollins Inc.	976,578	28,594,204
Waste Connections Inc.	1,883,784	91,401,200

		405,465,463
COMMUNICATIONS EQUIPMENT — 1.17%
ADTRAN Inc.	838,850	17,221,591
ARRIS Group Inc.[a,b]	2,000,455	56,722,902
Ciena Corp.[a,b]	1,613,618	26,979,693
InterDigital Inc.	619,071	24,651,407
JDS Uniphase Corp.[a]	3,507,185	44,891,968
Plantronics Inc.	651,816	31,143,768
Polycom Inc.[a,b]	2,094,404	25,729,753
Riverbed Technology Inc.[a,b]	2,435,241	45,161,544

		272,502,626

8

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P MID-CAP ETF

September 30, 2014

Security	Shares	Value

COMPUTERS & PERIPHERALS — 1.00%
3D Systems Corp.[a,b]	1,564,052	$72,525,091
Diebold Inc.	983,985	34,754,350
Lexmark International Inc. Class Ab	948,191	40,298,118
NCR Corp.[a,b]	2,549,615	85,182,637

		232,760,196
CONSTRUCTION & ENGINEERING — 0.72%
AECOM Technology Corp.[a,b]	1,513,822	51,091,493
Granite Construction Inc.	547,414	17,413,239
KBR Inc.	2,044,493	38,497,803
URS Corp.	1,048,606	60,410,192

		167,412,727
CONSTRUCTION MATERIALS — 0.33%
Eagle Materials Inc.	761,541	77,547,720

		77,547,720
CONSUMER FINANCE — 0.24%
SLM Corp.	6,415,465	54,916,380

		54,916,380
CONTAINERS & PACKAGING — 1.60%
AptarGroup Inc.	988,837	60,022,406
Greif Inc. Class A	514,768	22,551,986
Packaging Corp. of America	1,493,312	95,303,172
Rock-Tenn Co. Class A	2,173,300	103,405,614
Silgan Holdings Inc.	666,214	31,312,058
Sonoco Products Co.	1,543,352	60,638,300

		373,233,536
DISTRIBUTORS — 0.52%
LKQ Corp.[a]	4,582,201	121,840,725

		121,840,725
DIVERSIFIED CONSUMER SERVICES — 0.95%
Apollo Education Group Inc.[a,b]	1,489,806	37,468,621
DeVry Education Group Inc.[b]	871,098	37,291,705
Graham Holdings Co. Class B	66,777	46,716,522
Service Corp. International	3,204,021	67,733,004
Sotheby’s	937,421	33,484,678

		222,694,530
DIVERSIFIED FINANCIAL SERVICES — 0.65%
CBOE Holdings Inc.	1,292,876	69,201,188
MSCI Inc. Class Aa,b	1,768,741	83,166,202

		152,367,390
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.37%
tw telecom Inc.[a]	2,095,473	87,192,632

		87,192,632

Security	Shares	Value

ELECTRIC UTILITIES — 1.68%
Cleco Corp.	919,982	$44,297,133
Great Plains Energy Inc.	2,338,417	56,519,539
Hawaiian Electric Industries Inc.[b]	1,550,498	41,165,722
IDACORP Inc.	766,194	41,075,660
OGE Energy Corp.	3,024,118	112,225,019
PNM Resources Inc.	1,213,260	30,222,307
Westar Energy Inc.[b]	1,972,954	67,317,190

		392,822,570
ELECTRICAL EQUIPMENT — 0.95%
Acuity Brands Inc.	655,795	77,193,630
Hubbell Inc. Class B	824,863	99,420,737
Regal Beloit Corp.	687,637	44,180,677

		220,795,044
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.08%
Arrow Electronics Inc.[a]	1,500,035	83,026,937
Avnet Inc.	2,098,320	87,080,280
Belden Inc.	659,342	42,211,075
Cognex Corp.[a]	1,315,618	52,979,937
FEI Co.	639,504	48,231,392
Ingram Micro Inc. Class Aa	2,366,949	61,090,954
Itron Inc.[a,b]	599,205	23,554,749
Knowles Corp.[a,b]	1,297,396	34,380,994
National Instruments Corp.	1,527,131	47,234,162
Tech Data Corp.[a,b]	582,082	34,261,346
Trimble Navigation Ltd.[a,b]	3,945,444	120,336,042
Vishay Intertechnology Inc.[b]	2,068,335	29,556,507
Zebra Technologies Corp. Class Aa	770,624	54,691,185

		718,635,560
ENERGY EQUIPMENT & SERVICES — 2.81%
Atwood Oceanics Inc.[a]	908,826	39,706,608
CARBO Ceramics Inc.[b]	115,636	6,849,120
Dresser-Rand Group Inc.[a]	1,163,041	95,671,753
Dril-Quip Inc.[a,b]	606,431	54,214,931
Helix Energy Solutions Group Inc.[a,b]	1,493,295	32,942,088
Oceaneering International Inc.	1,639,480	106,844,912
Oil States International Inc.[a]	821,455	50,848,064
Patterson-UTI Energy Inc.	2,219,703	72,206,939
Rowan Companies PLC Class A	1,890,025	47,836,533
Superior Energy Services Inc.	2,347,242	77,153,844
Tidewater Inc.	759,163	29,630,132
Unit Corp.[a]	700,403	41,078,636

		654,983,560
FOOD & STAPLES RETAILING — 0.32%
SUPERVALU Inc.[a,b]	3,129,111	27,974,252
United Natural Foods Inc.[a,b]	756,958	46,522,639

		74,496,891
FOOD PRODUCTS — 1.66%
Dean Foods Co.	1,430,781	18,957,848
Flowers Foods Inc.	2,800,770	51,422,137
Hain Celestial Group Inc.[a,b]	765,125	78,310,544
Ingredion Inc.	1,131,915	85,787,838

9

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P MID-CAP ETF

September 30, 2014

Security	Shares	Value

Lancaster Colony Corp.	295,588	$25,207,745
Post Holdings Inc.[a,b]	675,944	22,427,822
Tootsie Roll Industries Inc.[b]	310,475	8,690,195
WhiteWave Foods Co. (The) Class Aa	2,642,596	96,005,513

		386,809,642
GAS UTILITIES — 1.59%
Atmos Energy Corp.	1,525,939	72,787,290
National Fuel Gas Co.[b]	1,276,585	89,348,184
ONE GAS Inc.	789,266	27,032,361
Questar Corp.	2,658,885	59,266,547
UGI Corp.	2,616,268	89,188,576
WGL Holdings Inc.	789,407	33,249,823

		370,872,781
HEALTH CARE EQUIPMENT & SUPPLIES — 2.97%
Align Technology Inc.[a,b]	1,099,612	56,827,948
Cooper Companies Inc. (The)	733,282	114,208,672
Hill-Rom Holdings Inc.	871,224	36,094,810
Hologic Inc.[a,b]	3,668,470	89,253,875
IDEXX Laboratories Inc.[a,b]	762,887	89,890,975
ResMed Inc.[b]	2,127,579	104,825,817
Sirona Dental Systems Inc.[a,b]	839,225	64,351,773
Steris Corp.	901,107	48,623,734
Teleflex Inc.	628,054	65,970,792
Thoratec Corp.[a,b]	861,946	23,039,817

		693,088,213
HEALTH CARE PROVIDERS & SERVICES — 3.07%
Centene Corp.[a,b]	889,855	73,599,907
Community Health Systems Inc.[a]	1,749,431	95,851,324
Health Net Inc.[a,b]	1,218,207	56,171,525
Henry Schein Inc.[a,b]	1,285,838	149,761,552
LifePoint Hospitals Inc.[a,b]	685,663	47,441,023
MEDNAX Inc.[a,b]	1,520,730	83,366,419
Omnicare Inc.	1,485,186	92,467,680
Owens & Minor Inc.	962,429	31,509,925
VCA Inc.[a,b]	1,313,860	51,674,114
WellCare Health Plans Inc.[a]	572,615	34,551,589

		716,395,058
HEALTH CARE TECHNOLOGY — 0.26%
Allscripts Healthcare Solutions Inc.[a]	2,572,231	34,506,479
HMS Holdings Corp.[a,b]	1,338,245	25,225,918

		59,732,397
HOTELS, RESTAURANTS & LEISURE — 1.70%
Bally Technologies Inc.[a]	584,266	47,150,266
Brinker International Inc.	984,978	50,027,033
Cheesecake Factory Inc. (The)	703,973	32,030,771
Domino’s Pizza Inc.	836,319	64,363,110
International Game Technology	3,750,594	63,272,521
International Speedway Corp. Class A	427,345	13,521,196
Life Time Fitness Inc.[a,b]	549,941	27,739,024
Panera Bread Co. Class Aa,b	390,080	63,473,818
Wendy’s Co. (The)	4,178,601	34,515,244

		396,092,983

Security	Shares	Value

HOUSEHOLD DURABLES — 1.69%
Jarden Corp.[a]	1,809,668	$108,779,143
KB Home	1,387,224	20,725,126
M.D.C. Holdings Inc.	600,041	15,193,038
NVR Inc.[a,b]	60,531	68,401,241
Tempur Sealy International Inc.[a,b]	927,339	52,088,632
Toll Brothers Inc.[a,b]	2,459,182	76,628,111
Tupperware Brands Corp.	764,267	52,764,994

		394,580,285
HOUSEHOLD PRODUCTS — 1.10%
Church & Dwight Co. Inc.	2,025,730	142,125,217
Energizer Holdings Inc.	937,580	115,519,232

		257,644,449
INDUSTRIAL CONGLOMERATES — 0.34%
Carlisle Companies Inc.	973,073	78,215,608

		78,215,608
INSURANCE — 4.86%
Alleghany Corp.[a,b]	248,528	103,921,983
American Financial Group Inc.	1,138,279	65,894,971
Arthur J. Gallagher & Co.	2,415,119	109,549,798
Aspen Insurance Holdings Ltd.	998,488	42,705,332
Brown & Brown Inc.	1,798,057	57,807,532
Everest Re Group Ltd.[b]	690,274	111,831,291
First American Financial Corp.	1,632,454	44,272,152
Hanover Insurance Group Inc. (The)	672,076	41,278,908
HCC Insurance Holdings Inc.	1,517,458	73,278,047
Kemper Corp.	765,099	26,128,131
Mercury General Corp.	438,893	21,422,367
Old Republic International Corp.	3,679,167	52,538,505
Primerica Inc.	828,397	39,945,303
Protective Life Corp.	1,196,822	83,071,415
Reinsurance Group of America Inc.	1,040,543	83,378,711
RenaissanceRe Holdings Ltd.[b]	616,872	61,681,031
StanCorp Financial Group Inc.	666,448	42,106,185
W.R. Berkley Corp.	1,548,206	74,004,247

		1,134,815,909
INTERNET & CATALOG RETAIL — 0.13%
HSN Inc.	495,690	30,420,495

		30,420,495
INTERNET SOFTWARE & SERVICES — 1.35%
AOL Inc.[a]	1,193,554	53,650,252
Conversant Inc.[a,b]	920,142	31,514,864
Equinix Inc.[a,b]	806,452	171,354,921
Rackspace Hosting Inc.[a,b]	1,803,016	58,688,171

		315,208,208
IT SERVICES — 2.75%
Acxiom Corp.[a,b]	1,183,141	19,580,984
Broadridge Financial Solutions Inc.	1,813,968	75,515,488
Convergys Corp.	1,545,233	27,536,052
CoreLogic Inc.[a,b]	1,390,670	37,645,437

10

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P MID-CAP ETF

September 30, 2014

Security	Shares	Value

DST Systems Inc.	466,809	$39,174,611
Gartner Inc.[a,b]	1,349,386	99,139,389
Global Payments Inc.	1,034,640	72,300,643
Jack Henry & Associates Inc.	1,251,485	69,657,655
Leidos Holdings Inc.	949,621	32,600,489
NeuStar Inc. Class Aa,b	744,261	18,480,001
Science Applications International Corp.	613,706	27,144,216
VeriFone Systems Inc.[a,b]	1,710,304	58,800,252
WEX Inc.[a,b]	588,007	64,868,932

		642,444,149
LEISURE EQUIPMENT & PRODUCTS — 0.85%
Brunswick Corp.	1,408,758	59,365,062
Polaris Industries Inc.	919,738	137,767,555

		197,132,617
LIFE SCIENCES TOOLS & SERVICES — 1.33%
Bio-Rad Laboratories Inc. Class Aa,b	309,608	35,109,547
Charles River Laboratories International Inc.[a,b]	711,958	42,532,371
Covance Inc.[a,b]	857,897	67,516,494
Mettler-Toledo International Inc.[a,b]	438,512	112,316,078
TECHNE Corp.	562,045	52,579,310

		310,053,800
MACHINERY — 5.25%
AGCO Corp.	1,294,918	58,866,972
CLARCOR Inc.	769,201	48,521,199
Crane Co.	752,863	47,588,470
Donaldson Co. Inc.	2,013,415	81,805,052
Graco Inc.	911,574	66,526,671
Harsco Corp.	1,236,540	26,474,321
IDEX Corp.	1,215,277	87,949,597
ITT Corp.	1,389,663	62,451,455
Kennametal Inc.	1,198,182	49,496,898
Lincoln Electric Holdings Inc.	1,206,006	83,377,225
Nordson Corp.	890,329	67,727,327
Oshkosh Corp.	1,289,621	56,936,767
SPX Corp.	645,666	60,647,407
Terex Corp.	1,671,513	53,103,968
Timken Co. (The)	1,162,196	49,265,489
Trinity Industries Inc.[b]	2,365,661	110,523,682
Valmont Industries Inc.[b]	397,308	53,608,769
Wabtec Corp.	1,462,033	118,483,154
Woodward Inc.	888,818	42,325,513

		1,225,679,936
MARINE — 0.44%
Kirby Corp.[a]	866,053	102,064,346

		102,064,346
MEDIA — 1.60%
AMC Networks Inc. Class Aa,b	899,036	52,521,683
Cinemark Holdings Inc.	1,579,301	53,759,406
DreamWorks Animation SKG Inc. Class Aa,b	1,097,752	29,935,697
John Wiley & Sons Inc. Class A	714,687	40,101,088
Lamar Advertising Co. Class A	1,215,380	59,857,465
Live Nation Entertainment Inc.[a,b]	2,192,872	52,672,785
Meredith Corp.	557,851	23,876,023

Security	Shares	Value

New York Times Co. (The) Class Ab	1,986,164	$22,284,760
Time Inc.[a,b]	1,662,189	38,945,088

		373,953,995
METALS & MINING — 2.11%
Carpenter Technology Corp.	810,118	36,576,828
Cliffs Natural Resources Inc.[b]	1,045,888	10,856,317
Commercial Metals Co.	1,797,621	30,685,390
Compass Minerals International Inc.	511,507	43,109,810
Reliance Steel & Aluminum Co.	1,183,244	80,933,890
Royal Gold Inc.	990,608	64,330,083
Steel Dynamics Inc.	3,641,875	82,342,794
TimkenSteel Corp.	582,516	27,081,169
United States Steel Corp.	2,202,560	86,274,275
Worthington Industries Inc.	776,445	28,899,283

		491,089,839
MULTI-UTILITIES — 1.11%
Alliant Energy Corp.	1,683,773	93,297,862
Black Hills Corp.	680,937	32,603,263
MDU Resources Group Inc.	2,945,928	81,926,258
Vectren Corp.	1,257,520	50,175,048

		258,002,431
MULTILINE RETAIL — 0.36%
Big Lots Inc.[b]	850,314	36,606,018
J.C. Penney Co. Inc.[a,b]	4,626,699	46,452,058

		83,058,076
OIL, GAS & CONSUMABLE FUELS — 2.45%
Energen Corp.	1,110,449	80,218,836
Gulfport Energy Corp.[a]	1,297,248	69,273,043
HollyFrontier Corp.	3,008,718	131,420,802
Peabody Energy Corp.	4,117,444	50,973,957
Rosetta Resources Inc.[a,b]	935,872	41,702,456
SM Energy Co.	1,023,418	79,826,604
World Fuel Services Corp.[b]	1,098,778	43,863,218
WPX Energy Inc.[a,b]	3,078,465	74,067,868

		571,346,784
PAPER & FOREST PRODUCTS — 0.27%
Domtar Corp.	986,785	34,665,757
Louisiana-Pacific Corp.[a]	2,152,807	29,256,647

		63,922,404
PHARMACEUTICALS — 1.33%
Endo International PLC[a]	2,327,294	159,047,272
Salix Pharmaceuticals Ltd.[a,b]	966,117	150,946,120

		309,993,392
PROFESSIONAL SERVICES — 1.04%
Corporate Executive Board Co. (The)	513,916	30,870,934
FTI Consulting Inc.[a,b]	625,932	21,882,583
Manpowergroup Inc.	1,209,910	84,814,691
Towers Watson & Co. Class A	1,066,408	106,107,596

		243,675,804

11

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P MID-CAP ETF

September 30, 2014

Security	Shares	Value

REAL ESTATE INVESTMENT TRUSTS (REITS) — 8.88%
Alexandria Real Estate Equities Inc.[b]	1,088,806	$80,299,442
American Campus Communities Inc.	1,595,897	58,170,446
BioMed Realty Trust Inc.[b]	2,964,099	59,874,800
Camden Property Trust[b]	1,298,615	88,994,086
Corporate Office Properties Trust[b]	1,333,156	34,288,772
Corrections Corp. of America[b]	1,766,320	60,690,755
Duke Realty Corp.[b]	5,181,878	89,024,664
Equity One Inc.	1,165,858	25,217,508
Extra Space Storage Inc.[b]	1,672,693	86,260,778
Federal Realty Investment Trust[b]	1,026,213	121,565,192
Highwoods Properties Inc.[b]	1,374,232	53,457,625
Home Properties Inc.[b]	870,745	50,712,189
Hospitality Properties Trust[b]	2,279,065	61,192,895
Kilroy Realty Corp.	1,258,961	74,832,642
LaSalle Hotel Properties[b]	1,583,528	54,219,999
Liberty Property Trust[b]	2,249,095	74,804,900
Mack-Cali Realty Corp.[b]	1,201,317	22,957,168
Mid-America Apartment Communities Inc.[b]	1,142,394	74,998,166
National Retail Properties Inc.[b]	1,899,845	65,677,642
Omega Healthcare Investors Inc.[b]	1,930,830	66,015,078
Potlatch Corp.[b]	617,653	24,835,827
Rayonier Inc.	1,919,507	59,773,448
Realty Income Corp.[b]	3,374,391	137,641,409
Regency Centers Corp.	1,401,458	75,440,484
Senior Housing Properties Trust	3,091,593	64,676,125
SL Green Realty Corp.[b]	1,341,900	135,961,308
Taubman Centers Inc.	960,557	70,120,661
UDR Inc.[b]	3,820,485	104,108,216
Washington Prime Group Inc.	2,362,323	41,293,406
Weingarten Realty Investors[b]	1,705,884	53,735,346

		2,070,840,977
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.48%
Alexander & Baldwin Inc.	688,557	24,767,396
Jones Lang LaSalle Inc.	680,889	86,023,516

		110,790,912
ROAD & RAIL — 1.54%
Con-way Inc.	872,256	41,432,160
Genesee & Wyoming Inc. Class Aa,b	775,359	73,899,466
J.B. Hunt Transport Services Inc.	1,397,899	103,514,421
Landstar System Inc.	681,299	49,182,975
Old Dominion Freight Line Inc.[a]	1,032,930	72,966,175
Werner Enterprises Inc.	683,695	17,229,114

		358,224,311
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.07%
Advanced Micro Devices Inc.[a,b]	9,494,807	32,377,292
Atmel Corp.[a,b]	6,377,844	51,532,979
Cree Inc.[a,b]	1,821,538	74,591,981
Cypress Semiconductor Corp.[a]	1,942,818	19,185,328
Fairchild Semiconductor International Inc.[a,b]	1,835,414	28,503,979
Integrated Device Technology Inc.[a,b]	2,259,873	36,044,974
International Rectifier Corp.[a]	1,091,073	42,813,705
Intersil Corp. Class A	1,967,489	27,958,019
RF Micro Devices Inc.[a,b]	4,381,319	50,560,421
Semtech Corp.[a,b]	1,030,102	27,967,269
Silicon Laboratories Inc.[a,b]	615,277	25,004,857

Security	Shares	Value

Skyworks Solutions Inc.	2,873,319	$166,796,168
SunEdison Inc.[a,b]	3,798,295	71,711,810
Teradyne Inc.	3,111,976	60,341,215

		715,389,997
SOFTWARE — 4.77%
ACI Worldwide Inc.[a,b]	1,737,932	32,603,604
Advent Software Inc.	676,146	21,339,168
ANSYS Inc.[a,b]	1,396,711	105,689,121
Cadence Design Systems Inc.[a,b]	4,401,291	75,746,218
CDK Global Inc.[a]	2,431,924	74,392,555
CommVault Systems Inc.[a,b]	650,389	32,779,606
Compuware Corp.	3,347,385	35,515,755
Concur Technologies Inc.[a,b]	726,980	92,195,604
FactSet Research Systems Inc.	593,777	72,161,719
Fair Isaac Corp.	491,841	27,100,439
Fortinet Inc.[a]	2,087,228	52,733,815
Informatica Corp.[a]	1,668,385	57,125,502
Mentor Graphics Corp.	1,467,409	30,074,548
PTC Inc.[a,b]	1,779,720	65,671,668
Rovi Corp.[a,b]	1,377,518	27,199,093
SolarWinds Inc.[a,b]	999,805	42,041,800
Solera Holdings Inc.	1,040,752	58,656,783
Synopsys Inc.[a]	2,367,989	93,997,323
TIBCO Software Inc.[a,b]	2,323,776	54,910,827
Ultimate Software Group Inc. (The)[a,b]	428,735	60,670,290

		1,112,605,438
SPECIALTY RETAIL — 4.07%
Aaron’s Inc.	984,622	23,946,007
Abercrombie & Fitch Co. Class Ab	1,088,349	39,550,603
Advance Auto Parts Inc.	1,105,949	144,105,155
American Eagle Outfitters Inc.	2,657,935	38,593,216
ANN INC.[a,b]	699,129	28,755,176
Ascena Retail Group Inc.[a,b]	1,981,131	26,349,042
Cabela’s Inc.[a,b]	718,716	42,332,372
Chico’s FAS Inc.	2,332,346	34,448,750
CST Brands Inc.	1,148,598	41,292,098
Dick’s Sporting Goods Inc.	1,512,572	66,371,659
Foot Locker Inc.	2,181,689	121,410,993
Guess? Inc.	827,094	18,171,255
Murphy USA Inc.[a,b]	656,117	34,813,568
Office Depot Inc.[a,b]	7,379,785	37,932,095
Rent-A-Center Inc.	803,605	24,389,412
Signet Jewelers Ltd.	1,215,587	138,467,515
Williams-Sonoma Inc.	1,328,408	88,432,121

		949,361,037
TEXTILES, APPAREL & LUXURY GOODS — 1.40%
Carter’s Inc.	806,225	62,498,562
Deckers Outdoor Corp.[a,b]	525,219	51,040,783
Hanesbrands Inc.	1,510,348	162,271,789
Kate Spade & Co.[a,b]	1,930,874	50,646,825

		326,457,959
THRIFTS & MORTGAGE FINANCE — 0.66%
Astoria Financial Corp.	1,330,679	16,487,113
New York Community Bancorp Inc.[b]	6,719,046	106,631,260
Washington Federal Inc.	1,519,934	30,945,856

		154,064,229

12

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P MID-CAP ETF

September 30, 2014

Security	Shares	Value

TOBACCO — 0.07%
Universal Corp.	351,319	$15,595,050

		15,595,050
TRADING COMPANIES & DISTRIBUTORS — 0.82%
GATX Corp.	683,278	39,882,937
MSC Industrial Direct Co. Inc. Class A	777,329	66,430,536
NOW Inc.[a,b]	1,631,758	49,621,761
Watsco Inc.	415,069	35,770,646

		191,705,880
WATER UTILITIES — 0.27%
Aqua America Inc.	2,687,992	63,248,452

		63,248,452
WIRELESS TELECOMMUNICATION SERVICES — 0.15%
Telephone & Data Systems Inc.	1,502,404	35,997,600

		35,997,600

TOTAL COMMON STOCKS
(Cost: $21,649,351,940)		23,298,541,136

SHORT-TERM INVESTMENTS — 8.08%

MONEY MARKET FUNDS — 8.08%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	1,761,778,958	1,761,778,958
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	109,231,619	109,231,619

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	12,730,988	$12,730,988

		1,883,741,565

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,883,741,565)		1,883,741,565

TOTAL INVESTMENTS IN SECURITIES — 107.96%
(Cost: $23,533,093,505)		25,182,282,701
Other Assets, Less Liabilities —(7.96)%		(1,855,649,320)

NET ASSETS — 100.00%		$23,326,633,381

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Financial futures contracts purchased as of September 30, 2014 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
193	E-mini S&P MidCap 400 (Dec. 2014)	Chicago Mercantile	$26,352,220	$(702,252)

See notes to financial statements.

13

Schedule of Investments (Unaudited)

iSHARES® CORE S&P SMALL-CAP ETF

September 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.92%

AEROSPACE & DEFENSE — 2.64%
AAR Corp.	746,396	$18,025,463
AeroVironment Inc.[a,b]	399,913	12,025,384
American Science and Engineering Inc.	158,231	8,762,833
Cubic Corp.	431,829	20,209,597
Curtiss-Wright Corp.	955,601	62,993,218
Engility Holdings Inc.[a]	348,901	10,875,244
GenCorp Inc.[a,b]	1,164,779	18,601,521
Moog Inc. Class Aa,b	854,090	58,419,756
National Presto Industries Inc.[b]	98,842	6,000,698
Orbital Sciences Corp.[a]	1,203,847	33,466,947
Taser International Inc.[a,b]	1,041,717	16,084,110
Teledyne Technologies Inc.[a,b]	744,293	69,970,985

		335,435,756
AIR FREIGHT & LOGISTICS — 0.72%
Atlas Air Worldwide Holdings Inc.[a,b]	501,010	16,543,350
Forward Air Corp.	612,315	27,450,082
Hub Group Inc. Class Aa,b	691,304	28,018,551
UTi Worldwide Inc.[a]	1,820,449	19,351,373

		91,363,356
AIRLINES — 0.33%
Allegiant Travel Co.	276,751	34,223,029
SkyWest Inc.	1,019,705	7,933,305

		42,156,334
AUTO COMPONENTS — 0.53%
Dorman Products Inc.[a,b]	615,140	24,642,508
Drew Industries Inc.	470,372	19,844,995
Standard Motor Products Inc.	412,634	14,206,989
Superior Industries International Inc.	466,878	8,184,371

		66,878,863
AUTOMOBILES — 0.09%
Winnebago Industries Inc.[a,b]	535,931	11,667,218

		11,667,218
BEVERAGES — 0.31%
Boston Beer Co. Inc. (The) Class Aa,b	176,212	39,076,773

		39,076,773
BIOTECHNOLOGY — 0.71%
Acorda Therapeutics Inc.[a,b]	828,817	28,080,320
Emergent BioSolutions Inc.[a,b]	579,180	12,342,326
Ligand Pharmaceuticals Inc. Class Ba,b	375,063	17,624,210
Momenta Pharmaceuticals Inc.[a,b]	920,013	10,432,947
Repligen Corp.[a,b]	612,561	12,196,090
Spectrum Pharmaceuticals Inc.[a,b]	1,151,166	9,370,491

		90,046,384

Security	Shares	Value

BUILDING PRODUCTS — 1.00%
AAON Inc.	843,269	$14,344,006
American Woodmark Corp.[a]	243,548	8,977,179
Apogee Enterprises Inc.	578,405	23,020,519
Gibraltar Industries Inc.[a,b]	580,876	7,952,192
Griffon Corp.	858,731	9,780,946
PGT Inc.[a,b]	941,739	8,777,007
Quanex Building Products Corp.	744,008	13,459,105
Simpson Manufacturing Co. Inc.	826,330	24,087,520
Universal Forest Products Inc.	398,127	17,004,004

		127,402,478
CAPITAL MARKETS — 1.93%
Calamos Asset Management Inc. Class A	342,825	3,863,638
Evercore Partners Inc. Class A	719,984	33,839,248
Financial Engines Inc.[b]	1,028,286	35,182,805
FXCM Inc. Class Ab	822,342	13,034,121
Greenhill & Co. Inc.	528,374	24,564,107
HFF Inc. Class A	650,486	18,831,570
Investment Technology Group Inc.[a,b]	698,179	11,003,301
Piper Jaffray Companies Inc.[a,b]	322,508	16,847,818
Stifel Financial Corp.[a,b]	1,302,918	61,093,825
SWS Group Inc.[a,b]	462,736	3,188,251
Virtus Investment Partners Inc.	141,218	24,529,566

		245,978,250
CHEMICALS — 2.41%
A. Schulman Inc.	579,782	20,964,917
American Vanguard Corp.	501,605	5,617,976
Balchem Corp.	607,609	34,372,441
Calgon Carbon Corp.[a,b]	1,056,093	20,467,082
Flotek Industries Inc.[a,b]	994,270	25,920,619
FutureFuel Corp.	446,166	5,304,914
H.B. Fuller Co.	997,565	39,603,330
Hawkins Inc.	188,034	6,761,703
Innophos Holdings Inc.	433,673	23,891,046
Intrepid Potash Inc.[a,b]	1,121,362	17,325,043
Koppers Holdings Inc.	406,257	13,471,482
Kraton Performance Polymers Inc.[a,b]	649,640	11,570,088
LSB Industries Inc.[a,b]	386,850	13,814,414
OM Group Inc.	630,421	16,359,425
Quaker Chemical Corp.	262,798	18,839,989
Stepan Co.	381,646	16,937,449
Tredegar Corp.	505,905	9,313,711
Zep Inc.	460,192	6,451,892

		306,987,521
COMMERCIAL BANKS — 7.49%
Bank of the Ozarks Inc.	1,281,872	40,404,605
Banner Corp.	388,075	14,929,245
BBCN Bancorp Inc.	1,578,259	23,026,799
Boston Private Financial Holdings Inc.	1,595,898	19,773,176
Cardinal Financial Corp.	637,769	10,886,717
City Holding Co.[b]	307,180	12,941,493
Columbia Banking System Inc.	1,045,676	25,943,222
Community Bank System Inc.	808,198	27,147,371
CVB Financial Corp.	1,909,197	27,396,977
F.N.B. Corp.	3,449,803	41,363,138
First Bancorp (Puerto Rico)[a,b]	2,074,742	9,855,024

14

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

September 30, 2014

Security	Shares	Value

First Commonwealth Financial Corp.	1,854,522	$15,559,440
First Financial Bancorp	1,145,087	18,126,727
First Financial Bankshares Inc.[b]	1,271,243	35,327,843
First Midwest Bancorp Inc.	1,494,728	24,050,173
Glacier Bancorp Inc.	1,479,460	38,258,836
Hanmi Financial Corp.	635,375	12,809,160
Home Bancshares Inc.	1,147,714	33,754,269
Independent Bank Corp. (Massachusetts)	474,333	16,943,175
MB Financial Inc.	1,264,131	34,991,146
National Penn Bancshares Inc.	2,318,191	22,509,635
NBT Bancorp Inc.	867,343	19,532,564
Old National Bancorp	2,074,495	26,906,200
Pinnacle Financial Partners Inc.	656,739	23,708,278
PrivateBancorp Inc.	1,395,056	41,726,125
S&T Bancorp Inc.	594,766	13,953,210
Simmons First National Corp. Class A	326,197	12,565,108
Sterling Bancorp	1,664,007	21,282,650
Susquehanna Bancshares Inc.	3,729,262	37,292,620
Texas Capital Bancshares Inc.[a,b]	854,615	49,294,193
Tompkins Financial Corp.	237,462	10,467,325
UMB Financial Corp.	748,424	40,826,529
United Bankshares Inc.	1,264,261	39,103,593
United Community Banks Inc.	897,812	14,777,985
ViewPoint Financial Group	720,354	17,245,275
Westamerica Bancorp	517,646	24,080,892
Wilshire Bancorp Inc.	1,402,426	12,944,392
Wintrust Financial Corp.	923,322	41,244,794

		952,949,904
COMMERCIAL SERVICES & SUPPLIES — 2.25%
ABM Industries Inc.	1,029,637	26,451,375
Brady Corp. Class A	947,348	21,258,489
Brink’s Co. (The)	964,268	23,181,003
G&K Services Inc. Class A	395,287	21,890,994
Healthcare Services Group Inc.	1,393,802	39,876,675
Interface Inc.	1,316,937	21,255,363
Mobile Mini Inc.	926,477	32,398,901
Tetra Tech Inc.	1,276,186	31,879,126
UniFirst Corp.	310,062	29,948,889
United Stationers Inc.	773,898	29,075,348
Viad Corp.	400,833	8,277,201

		285,493,364
COMMUNICATIONS EQUIPMENT — 1.11%
Bel Fuse Inc. Class B	212,750	5,263,435
Black Box Corp.	309,990	7,228,967
CalAmp Corp.[a,b]	715,421	12,605,718
Comtech Telecommunications Corp.	317,661	11,801,106
Digi International Inc.[a]	500,130	3,750,975
Harmonic Inc.[a,b]	1,815,493	11,510,226
Ixia[a,b]	1,134,745	10,371,569
NETGEAR Inc.[a,b]	712,881	22,277,531
Oplink Communications Inc.	315,953	5,314,329
Procera Networks Inc.[a,b]	408,206	3,910,614
ViaSat Inc.[a,b]	851,882	46,955,736

		140,990,206
COMPUTERS & PERIPHERALS — 0.60%
Electronics For Imaging Inc.[a,b]	921,926	40,721,472
QLogic Corp.[a]	1,739,746	15,936,073
Super Micro Computer Inc.[a,b]	677,588	19,934,639

		76,592,184

Security	Shares	Value

CONSTRUCTION & ENGINEERING — 0.83%
Aegion Corp.[a,b]	741,158	$16,490,766
Comfort Systems USA Inc.	753,063	10,204,004
Dycom Industries Inc.[a,b]	674,926	20,726,977
EMCOR Group Inc.	1,328,969	53,105,601
Orion Marine Group Inc.[a,b]	547,645	5,465,497

		105,992,845
CONSTRUCTION MATERIALS — 0.14%
Headwaters Inc.[a,b]	1,458,081	18,284,336

		18,284,336
CONSUMER FINANCE — 1.29%
Cash America International Inc.	572,581	25,079,048
Encore Capital Group Inc.[a,b]	473,146	20,965,099
EZCORP Inc. Class A NVS[a,b]	974,332	9,655,630
First Cash Financial Services Inc.[a]	565,529	31,658,313
Green Dot Corp. Class Aa,b	620,645	13,120,435
Portfolio Recovery Associates Inc.[a,b]	992,763	51,852,012
World Acceptance Corp.[a,b]	180,211	12,164,243

		164,494,780
CONTAINERS & PACKAGING — 0.07%
Myers Industries Inc.	500,961	8,836,952

		8,836,952
DISTRIBUTORS — 0.40%
Pool Corp.	873,283	47,087,420
VOXX International Corp.[a,b]	393,641	3,660,861

		50,748,281
DIVERSIFIED CONSUMER SERVICES — 0.67%
American Public Education Inc.[a,b]	344,920	9,309,391
Capella Education Co.	216,111	13,528,549
Career Education Corp.[a,b]	1,172,687	5,957,250
Matthews International Corp. Class A	586,699	25,750,219
Regis Corp.	896,906	14,314,620
Strayer Education Inc.[a]	216,097	12,939,888
Universal Technical Institute Inc.	428,043	4,002,202

		85,802,119
DIVERSIFIED FINANCIAL SERVICES — 0.58%
Interactive Brokers Group Inc. Class A	1,132,579	28,257,846
MarketAxess Holdings Inc.	743,437	45,989,013

		74,246,859
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.58%
8x8 Inc.[a,b]	1,765,862	11,795,958
Atlantic Tele-Network Inc.	198,638	10,706,588
Cincinnati Bell Inc.[a,b]	4,146,233	13,972,805
Consolidated Communications Holdings Inc.	743,481	18,624,199
General Communication Inc. Class Aa,b	616,587	6,726,964

15

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

September 30, 2014

Security	Shares	Value

Lumos Networks Corp.	363,276	$5,903,235
Spok Holdings Inc.	432,769	5,630,325

		73,360,074
ELECTRIC UTILITIES — 0.81%
ALLETE Inc.	777,697	34,521,970
El Paso Electric Co.	801,476	29,293,948
UIL Holdings Corp.	1,123,380	39,767,652

		103,583,570
ELECTRICAL EQUIPMENT — 1.11%
AZZ Inc.	509,175	21,268,240
Encore Wire Corp.	369,452	13,702,975
EnerSys	922,524	54,096,807
Franklin Electric Co. Inc.	783,854	27,231,088
General Cable Corp.	965,465	14,559,212
Powell Industries Inc.	184,197	7,526,290
Vicor Corp.[a]	334,896	3,148,022

		141,532,634
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.24%
Agilysys Inc.[a,b]	288,366	3,382,533
Anixter International Inc.	539,233	45,748,528
Badger Meter Inc.	286,280	14,442,826
Benchmark Electronics Inc.[a]	1,069,476	23,753,062
Checkpoint Systems Inc.[a,b]	831,513	10,169,404
Coherent Inc.[a]	495,476	30,407,362
CTS Corp.	671,439	10,669,166
Daktronics Inc.	775,147	9,526,557
DTS Inc.[a]	338,769	8,553,917
Electro Scientific Industries Inc.	496,162	3,368,940
Fabrinet[a,b]	589,873	8,612,146
FARO Technologies Inc.[a,b]	342,155	17,364,366
II-VI Inc.[a,b]	1,034,130	12,171,710
Insight Enterprises Inc.[a]	812,148	18,378,909
Littelfuse Inc.	447,502	38,118,220
Measurement Specialties Inc.[a,b]	321,169	27,495,278
Mercury Systems Inc.[a]	635,040	6,991,790
Methode Electronics Inc.	756,742	27,901,078
MTS Systems Corp.	300,410	20,505,987
Newport Corp.[a,b]	791,463	14,024,724
OSI Systems Inc.[a]	369,416	23,450,528
Park Electrochemical Corp.	418,772	9,862,081
Plexus Corp.[a]	670,109	24,747,125
Rofin-Sinar Technologies Inc.[a,b]	555,002	12,798,346
Rogers Corp.[a,b]	362,296	19,839,329
Sanmina Corp.[a]	1,641,912	34,250,284
ScanSource Inc.[a,b]	566,391	19,591,465
SYNNEX Corp.[a,b]	552,230	35,690,625
TTM Technologies Inc.[a,b]	1,067,692	7,270,982

		539,087,268
ENERGY EQUIPMENT & SERVICES — 2.65%
Basic Energy Services Inc.[a]	693,846	15,049,520
Bristow Group Inc.	704,987	47,375,126
C&J Energy Services Inc.[a,b]	913,299	27,901,284
ERA Group Inc.[a]	384,180	8,355,915
Exterran Holdings Inc.	1,328,858	58,881,698
Geospace Technologies Corp.[a,b]	262,406	9,223,571

Security	Shares	Value

Gulf Island Fabrication Inc.	265,583	$4,568,028
GulfMark Offshore Inc. Class A	536,193	16,809,650
Hornbeck Offshore Services Inc.[a,b]	641,702	21,002,906
ION Geophysical Corp.[a,b]	2,402,070	6,701,775
Matrix Service Co.[a,b]	522,588	12,604,823
Newpark Resources Inc.[a,b]	1,660,406	20,655,451
Paragon Offshore PLC[a]	1,678,067	10,320,112
Pioneer Energy Services Corp.[a,b]	1,252,866	17,565,181
SEACOR Holdings Inc.[a]	373,981	27,973,779
Tesco Corp.	726,047	14,412,033
TETRA Technologies Inc.[a,b]	1,575,901	17,051,249

		336,452,101
FOOD & STAPLES RETAILING — 0.80%
Andersons Inc. (The)	524,688	32,992,381
Casey’s General Stores Inc.	751,035	53,849,210
SpartanNash Co.	748,048	14,549,534

		101,391,125
FOOD PRODUCTS — 2.52%
Annie’s Inc.[a]	338,995	15,559,871
B&G Foods Inc. Class A	1,065,945	29,366,785
Cal-Maine Foods Inc.	297,862	26,608,012
Calavo Growers Inc.	278,352	12,564,809
Darling Ingredients Inc.[a,b]	3,265,000	59,814,800
Diamond Foods Inc.[a]	524,764	15,013,498
J&J Snack Foods Corp.	295,771	27,672,335
Sanderson Farms Inc.[b]	407,964	35,880,434
Seneca Foods Corp. Class Aa,b	143,220	4,096,092
Snyders-Lance Inc.	1,030,732	27,314,398
TreeHouse Foods Inc.[a,b]	834,250	67,157,125

		321,048,159
GAS UTILITIES — 1.86%
Laclede Group Inc. (The)	856,934	39,761,737
New Jersey Resources Corp.	836,618	42,257,575
Northwest Natural Gas Co.	539,591	22,797,720
Piedmont Natural Gas Co.	1,553,113	52,075,879
South Jersey Industries Inc.	658,344	35,129,236
Southwest Gas Corp.	921,938	44,787,748

		236,809,895
HEALTH CARE EQUIPMENT & SUPPLIES — 3.60%
Abaxis Inc.[b]	420,268	21,311,790
ABIOMED Inc.[a,b]	717,813	17,823,297
Analogic Corp.	245,417	15,696,871
Anika Therapeutics Inc.[a,b]	288,350	10,570,911
Cantel Medical Corp.	697,103	23,966,401
CONMED Corp.	542,693	19,992,810
CryoLife Inc.	504,811	4,982,485
Cyberonics Inc.[a,b]	527,940	27,009,410
Cynosure Inc. Class Aa,b	430,779	9,046,359
Greatbatch Inc.[a]	494,427	21,067,534
Haemonetics Corp.[a,b]	1,021,739	35,679,126
ICU Medical Inc.[a,b]	266,475	17,102,366
Integra LifeSciences Holdings Corp.[a,b]	497,547	24,698,233
Invacare Corp.	582,234	6,876,184
Masimo Corp.[a]	989,043	21,046,835
Meridian Bioscience Inc.[b]	824,085	14,578,064

16

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

September 30, 2014

Security	Shares	Value

Merit Medical Systems Inc.[a,b]	860,314	$10,220,530
Natus Medical Inc.[a,b]	643,083	18,977,379
Neogen Corp.[a,b]	729,597	28,819,081
NuVasive Inc.[a]	933,268	32,543,055
SurModics Inc.[a,b]	271,875	4,937,250
Symmetry Medical Inc.[a,b]	751,563	7,583,271
West Pharmaceutical Services Inc.	1,401,351	62,724,471

		457,253,713
HEALTH CARE PROVIDERS & SERVICES — 3.12%
Air Methods Corp.[a]	707,206	39,285,293
Almost Family Inc.[a]	158,030	4,293,675
Amedisys Inc.[a,b]	659,811	13,308,388
AMN Healthcare Services Inc.[a,b]	921,773	14,471,836
AmSurg Corp.[a]	821,364	41,109,268
Bio-Reference Laboratories Inc.[a,b]	489,133	13,725,072
Chemed Corp.[b]	343,460	35,342,034
CorVel Corp.[a]	179,638	6,116,674
Cross Country Healthcare Inc.[a,b]	584,539	5,430,367
Ensign Group Inc. (The)	398,680	13,874,064
Gentiva Health Services Inc.[a,b]	624,159	10,473,388
Hanger Inc.[a,b]	699,809	14,360,081
Healthways Inc.[a,b]	699,944	11,213,103
IPC The Hospitalist Co. Inc.[a,b]	340,898	15,268,821
Kindred Healthcare Inc.	1,282,122	24,873,167
Landauer Inc.	189,507	6,255,626
LHC Group Inc.[a]	246,173	5,711,214
Magellan Health Inc.[a]	571,637	31,285,693
Molina Healthcare Inc.[a,b]	599,295	25,350,179
MWI Veterinary Supply Inc.[a,b]	255,490	37,914,716
PharMerica Corp.[a,b]	595,886	14,557,495
Providence Service Corp. (The)[a,b]	244,979	11,852,084

		396,072,238
HEALTH CARE TECHNOLOGY — 0.99%
Computer Programs and Systems Inc.	206,479	11,870,478
HealthStream Inc.[a,b]	418,960	10,059,230
MedAssets Inc.[a,b]	1,193,357	24,726,357
Medidata Solutions Inc.[a,b]	1,073,105	47,527,820
Omnicell Inc.[a,b]	711,839	19,454,560
Quality Systems Inc.	870,924	11,992,623

		125,631,068
HOTELS, RESTAURANTS & LEISURE — 3.77%
Biglari Holdings Inc.[a,b]	34,106	11,587,855
BJ’s Restaurants Inc.[a,b]	463,120	16,667,689
Bob Evans Farms Inc.	468,213	22,165,203
Boyd Gaming Corp.[a,b]	1,553,011	15,778,592
Buffalo Wild Wings Inc.[a,b]	375,101	50,364,811
Cracker Barrel Old Country Store Inc.	472,224	48,728,794
DineEquity Inc.	342,662	27,957,793
Interval Leisure Group Inc.	789,905	15,047,690
Jack in the Box Inc.	773,774	52,763,649
Marcus Corp. (The)	368,398	5,820,688
Marriott Vacations Worldwide Corp.[a]	577,721	36,633,289
Monarch Casino & Resort Inc.[a]	201,656	2,401,723
Multimedia Games Holding Co. Inc.[a]	589,132	21,214,643
Papa John’s International Inc.	601,325	24,046,987
Pinnacle Entertainment Inc.[a,b]	1,155,634	28,994,857
Red Robin Gourmet Burgers Inc.[a,b]	285,543	16,247,397
Ruby Tuesday Inc.[a,b]	1,223,158	7,204,401

Security	Shares	Value

Ruth’s Hospitality Group Inc.	713,503	$7,877,073
Scientific Games Corp. Class Aa,b	966,370	10,407,805
Sonic Corp.[a]	1,020,976	22,829,023
Texas Roadhouse Inc.	1,241,437	34,561,606

		479,301,568
HOUSEHOLD DURABLES — 1.44%
Ethan Allen Interiors Inc.[b]	515,624	11,756,227
Helen of Troy Ltd.[a,b]	529,654	27,817,428
iRobot Corp.[a,b]	584,887	17,809,809
La-Z-Boy Inc.	1,042,506	20,631,194
M/I Homes Inc.[a,b]	484,283	9,598,489
Meritage Homes Corp.[a,b]	738,632	26,221,436
Ryland Group Inc. (The)	932,458	30,994,904
Standard-Pacific Corp.[a,b]	2,994,972	22,432,340
Universal Electronics Inc.[a]	311,299	15,368,832

		182,630,659
HOUSEHOLD PRODUCTS — 0.20%
Central Garden & Pet Co. Class Aa,b	859,315	6,908,892
WD-40 Co.	277,355	18,849,046

		25,757,938
INSURANCE — 1.97%
Amerisafe Inc.	370,251	14,480,517
eHealth Inc.[a,b]	355,253	8,572,255
Employers Holdings Inc.	628,823	12,104,843
HCI Group Inc.	186,165	6,700,078
Horace Mann Educators Corp.	812,696	23,169,963
Infinity Property and Casualty Corp.	228,033	14,596,392
Meadowbrook Insurance Group Inc.	930,702	5,444,607
Navigators Group Inc. (The)[a]	215,553	13,256,510
ProAssurance Corp.	1,156,447	50,964,619
RLI Corp.	734,083	31,778,453
Safety Insurance Group Inc.	249,821	13,467,850
Selective Insurance Group Inc.	1,119,396	24,783,427
Stewart Information Services Corp.	408,975	12,003,416
United Fire Group Inc.	423,050	11,748,099
Universal Insurance Holdings Inc.	588,651	7,611,257

		250,682,286
INTERNET & CATALOG RETAIL — 0.27%
Blue Nile Inc.[a,b]	237,117	6,769,690
FTD Companies Inc.[a,b]	375,406	12,805,099
NutriSystem Inc.	575,284	8,842,115
PetMed Express Inc.	403,536	5,488,090

		33,904,994
INTERNET SOFTWARE & SERVICES — 1.84%
Blucora Inc.[a,b]	814,699	12,416,013
comScore Inc.[a,b]	677,403	24,664,243
Dealertrack Technologies Inc.[a,b]	877,976	38,112,938
Dice Holdings Inc.[a,b]	741,987	6,217,851
Digital River Inc.[a,b]	636,501	9,241,995
j2 Global Inc.[b]	899,747	44,411,512
Liquidity Services Inc.[a]	487,033	6,696,704
LivePerson Inc.[a,b]	969,495	12,205,942
LogMeIn Inc.[a,b]	487,772	22,471,656

17

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

September 30, 2014

Security	Shares	Value

Monster Worldwide Inc.[a,b]	1,757,506	$9,666,283
NIC Inc.	1,205,368	20,756,437
Perficient Inc.[a,b]	681,605	10,217,259
QuinStreet Inc.[a]	649,900	2,697,085
Stamps.com Inc.[a,b]	289,044	9,180,037
XO Group Inc.[a]	485,452	5,441,917

		234,397,872
IT SERVICES — 2.20%
CACI International Inc. Class Aa,b	467,164	33,294,778
Cardtronics Inc.[a,b]	883,413	31,096,137
CIBER Inc.[a,b]	1,407,796	4,828,740
CSG Systems International Inc.	688,246	18,087,105
ExlService Holdings Inc.[a,b]	620,122	15,137,178
Forrester Research Inc.	219,010	8,072,709
Heartland Payment Systems Inc.	714,912	34,115,601
iGATE Corp.[a]	724,316	26,596,883
ManTech International Corp. Class A	465,121	12,535,011
MAXIMUS Inc.	1,328,221	53,301,509
Sykes Enterprises Inc.[a,b]	781,933	15,623,021
TeleTech Holdings Inc.[a]	354,108	8,703,975
Virtusa Corp.[a,b]	525,225	18,677,001

		280,069,648
LEISURE EQUIPMENT & PRODUCTS — 0.31%
Arctic Cat Inc.	258,382	8,996,862
Callaway Golf Co.[b]	1,548,555	11,211,538
Sturm, Ruger & Co. Inc.[b]	385,180	18,754,414

		38,962,814
LIFE SCIENCES TOOLS & SERVICES — 0.92%
Affymetrix Inc.[a,b]	1,453,870	11,601,883
Albany Molecular Research Inc.[a,b]	470,288	10,379,256
Cambrex Corp.[a,b]	606,175	11,323,349
Luminex Corp.[a,b]	754,513	14,713,003
PAREXEL International Corp.[a,b]	1,085,444	68,480,662

		116,498,153
MACHINERY — 3.75%
Actuant Corp. Class A	1,362,178	41,573,673
Albany International Corp. Class A	569,495	19,385,610
Astec Industries Inc.	372,380	13,580,699
Barnes Group Inc.	970,398	29,451,579
Briggs & Stratton Corp.[b]	908,661	16,374,071
CIRCOR International Inc.	350,614	23,606,841
EnPro Industries Inc.[a,b]	476,436	28,838,671
ESCO Technologies Inc.	521,872	18,150,708
Federal Signal Corp.	1,244,755	16,480,556
Hillenbrand Inc.	1,248,566	38,568,204
John Bean Technologies Corp.	579,893	16,312,390
Lindsay Corp.[b]	252,566	18,879,308
Lydall Inc.[a,b]	339,287	9,164,142
Mueller Industries Inc.	1,126,649	32,154,562
Standex International Corp.	253,173	18,770,246
Tennant Co.	365,009	24,488,454
Titan International Inc.[b]	1,062,212	12,555,346
Toro Co. (The)	1,103,957	65,387,373
Watts Water Technologies Inc. Class A	565,152	32,920,104

		476,642,537

Security	Shares	Value

MARINE — 0.17%
Matson Inc.	853,425	$21,361,228

		21,361,228
MEDIA — 0.28%
E.W. Scripps Co. (The) Class Aa,b	596,930	9,735,928
Harte-Hanks Inc.	865,273	5,511,789
Scholastic Corp.	526,908	17,029,667
Sizmek Inc.[a,b]	447,106	3,460,600

		35,737,984
METALS & MINING — 2.23%
A.M. Castle & Co.[a,b]	319,842	2,731,451
AK Steel Holding Corp.[a,b]	3,411,655	27,327,357
Century Aluminum Co.[a,b]	1,022,706	26,559,675
Gerber Scientific Inc. Escrow[a]	349,019	3,490
Globe Specialty Metals Inc.	1,275,428	23,200,035
Haynes International Inc.	247,847	11,398,484
Kaiser Aluminum Corp.	354,919	27,051,926
Materion Corp.	409,158	12,548,876
Olympic Steel Inc.	185,538	3,816,517
RTI International Metals Inc.[a,b]	609,023	15,018,507
Stillwater Mining Co.[a,b]	2,384,631	35,841,004
SunCoke Energy Inc.[a]	1,377,243	30,919,105
US Silica Holdings Inc.	1,067,830	66,750,053

		283,166,480
MULTI-UTILITIES — 0.56%
Avista Corp.	1,177,763	35,957,105
NorthWestern Corp.	777,662	35,274,748

		71,231,853
MULTILINE RETAIL — 0.21%
Fred’s Inc. Class A	691,538	9,681,532
Tuesday Morning Corp.[a,b]	869,084	16,864,575

		26,546,107
OIL, GAS & CONSUMABLE FUELS — 2.27%
Approach Resources Inc.[a,b]	714,018	10,353,261
Arch Coal Inc.[b]	4,240,658	8,990,195
Bill Barrett Corp.[a]	983,751	21,681,872
Carrizo Oil & Gas Inc.[a,b]	840,895	45,256,969
Cloud Peak Energy Inc.[a,b]	1,207,770	15,242,057
Comstock Resources Inc.	882,724	16,436,321
Contango Oil & Gas Co.[a]	311,711	10,361,274
Forest Oil Corp.[a,b]	2,354,592	2,754,873
Green Plains Inc.[b]	677,728	25,340,250
Northern Oil and Gas Inc.[a,b]	1,134,359	16,130,585
PDC Energy Inc.[a,b]	712,680	35,840,677
Penn Virginia Corp.[a,b]	1,417,760	18,019,729
PetroQuest Energy Inc.[a,b]	1,177,916	6,619,888
Stone Energy Corp.[a]	1,114,694	34,956,804
Swift Energy Co.[a,b]	482,357	4,630,627
Synergy Resources Corp.[a,b]	1,343,847	16,381,495

		288,996,877

18

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

September 30, 2014

Security	Shares	Value

PAPER & FOREST PRODUCTS — 1.45%
Boise Cascade Co.[a,b]	781,237	$23,546,483
Clearwater Paper Corp.[a,b]	393,203	23,635,432
Deltic Timber Corp.	219,399	13,672,946
KapStone Paper and Packaging Corp.[a]	1,673,213	46,799,768
Neenah Paper Inc.	329,652	17,629,789
P.H. Glatfelter Co.	851,357	18,687,286
Schweitzer-Mauduit International Inc.	604,838	24,985,858
Veritiv Corp.[a,b]	163,384	8,179,003
Wausau Paper Corp.	988,844	7,841,533

		184,978,098
PERSONAL PRODUCTS — 0.14%
Inter Parfums Inc.	340,253	9,356,958
Medifast Inc.[a,b]	237,116	7,784,518

		17,141,476
PHARMACEUTICALS — 1.58%
Akorn Inc.[a,b]	1,424,432	51,664,149
Depomed Inc.[a,b]	1,160,051	17,621,175
Impax Laboratories Inc.[a,b]	1,306,161	30,969,077
Lannett Co. Inc.[a]	524,232	23,946,918
Medicines Co. (The)[a,b]	1,291,270	28,821,146
Prestige Brands Holdings Inc.[a,b]	1,032,528	33,422,931
Sagent Pharmaceuticals Inc.[a,b]	450,705	14,016,926

		200,462,322
PROFESSIONAL SERVICES — 1.39%
CDI Corp.	294,869	4,281,498
Exponent Inc.	259,670	18,405,410
Heidrick & Struggles International Inc.	327,943	6,735,949
Insperity Inc.	450,239	12,309,534
Kelly Services Inc. Class A	590,891	9,259,262
Korn/Ferry International[a]	999,660	24,891,534
Navigant Consulting Inc.[a]	967,775	13,461,750
On Assignment Inc.[a]	972,016	26,098,630
Resources Connection Inc.	765,667	10,673,398
TrueBlue Inc.[a]	824,020	20,814,745
WageWorks Inc.[a,b]	649,277	29,561,582

		176,493,292
REAL ESTATE INVESTMENT TRUSTS (REITS) — 8.29%
Acadia Realty Trust[b]	1,176,867	32,457,992
Agree Realty Corp.	284,410	7,787,146
American Assets Trust Inc.[b]	658,304	21,704,283
Associated Estates Realty Corp.[b]	1,143,903	20,029,742
Aviv REIT Inc.[b]	486,809	12,827,417
Capstead Mortgage Corp.[b]	1,902,132	23,282,096
CareTrust REIT Inc.[a,b]	399,397	5,711,377
Cedar Realty Trust Inc.[b]	1,362,485	8,038,662
Chesapeake Lodging Trust[b]	1,077,618	31,412,565
CoreSite Realty Corp.[b]	428,354	14,079,996
Cousins Properties Inc.[b]	4,076,206	48,710,662
DiamondRock Hospitality Co.[b]	3,879,601	49,193,341
EastGroup Properties Inc.[b]	628,198	38,062,517
Education Realty Trust Inc.[b]	2,169,962	22,307,209
EPR Properties[b]	1,124,679	56,998,732
Franklin Street Properties Corp.[b]	1,760,742	19,755,525

Security	Shares	Value

GEO Group Inc. (The)	1,440,141	$55,042,189
Getty Realty Corp.[b]	521,256	8,861,352
Government Properties Income Trust[b]	1,394,088	30,544,468
Healthcare Realty Trust Inc.[b]	1,933,203	45,778,247
Inland Real Estate Corp.[b]	1,751,983	17,362,152
Kite Realty Group Trust[b]	1,648,156	39,951,301
Lexington Realty Trust[b]	4,125,439	40,388,048
LTC Properties Inc.	691,932	25,525,371
Medical Properties Trust Inc.[b]	3,434,912	42,112,021
Parkway Properties Inc.[b]	1,645,653	30,905,363
Pennsylvania Real Estate Investment Trust[b]	1,365,227	27,222,626
Post Properties Inc.[b]	1,078,648	55,377,788
PS Business Parks Inc.	384,605	29,283,825
Retail Opportunity Investments Corp.[b]	1,806,039	26,548,773
Sabra Healthcare REIT Inc.[b]	1,055,826	25,677,688
Saul Centers Inc.[b]	222,315	10,391,003
Sovran Self Storage Inc.[b]	659,743	49,058,489
Tanger Factory Outlet Centers Inc.	1,901,297	62,210,438
Universal Health Realty Income Trust[b]	238,067	9,922,633
Urstadt Biddle Properties Inc. Class Ab	493,421	10,016,446

		1,054,539,483
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.10%
Forestar Group Inc.[a,b]	691,667	12,256,339

		12,256,339
ROAD & RAIL — 0.96%
ArcBest Corp.	479,661	17,891,355
Celadon Group Inc.	436,321	8,486,443
Heartland Express Inc.[b]	1,096,463	26,271,254
Knight Transportation Inc.	1,207,199	33,065,181
Roadrunner Transportation Systems Inc.[a,b]	550,855	12,553,985
Saia Inc.[a,b]	490,244	24,296,493

		122,564,711
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.21%
Advanced Energy Industries Inc.[a,b]	744,136	13,982,316
Brooks Automation Inc.	1,324,386	13,919,297
Cabot Microelectronics Corp.[a,b]	471,846	19,558,017
CEVA Inc.[a,b]	410,516	5,517,335
Cirrus Logic Inc.[a,b]	1,233,836	25,725,481
Cohu Inc.	505,461	6,050,368
Diodes Inc.[a]	726,622	17,380,798
DSP Group Inc.[a]	440,111	3,903,785
Entropic Communications Inc.[a,b]	1,647,685	4,382,842
Exar Corp.[a,b]	946,944	8,475,149
GT Advanced Technologies Inc.[a,b]	2,732,033	29,587,917
Kopin Corp.[a,b]	1,210,881	4,116,995
Kulicke and Soffa Industries Inc.[a]	1,521,643	21,652,980
Micrel Inc.	884,211	10,637,058
Microsemi Corp.[a,b]	1,890,932	48,048,582
MKS Instruments Inc.	1,053,895	35,179,015
Monolithic Power Systems Inc.	714,458	31,471,875
Nanometrics Inc.[a,b]	480,084	7,249,268
Pericom Semiconductor Corp.[a]	401,430	3,909,928
Power Integrations Inc.	597,929	32,234,352
Rubicon Technology Inc.[a,b]	373,829	1,588,773
Rudolph Technologies Inc.[a,b]	661,849	5,989,734
Synaptics Inc.[a,b]	728,515	53,327,298
Tessera Technologies Inc.	927,519	24,653,455
TriQuint Semiconductor Inc.[a]	3,467,646	66,128,009

19

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

September 30, 2014

Security	Shares	Value

Ultratech Inc.[a,b]	561,354	$12,770,804
Veeco Instruments Inc.[a,b]	798,756	27,916,522

		535,357,953
SOFTWARE — 3.08%
Blackbaud Inc.	917,525	36,049,557
Bottomline Technologies Inc.[a,b]	749,609	20,681,712
Ebix Inc.[b]	613,347	8,697,261
EPIQ Systems Inc.	613,176	10,767,371
Interactive Intelligence Group Inc.[a,b]	333,915	13,957,647
Manhattan Associates Inc.[a]	1,488,677	49,751,585
MicroStrategy Inc. Class Aa,b	179,489	23,484,341
Monotype Imaging Holdings Inc.	777,666	22,023,501
NetScout Systems Inc.[a,b]	741,283	33,950,761
Progress Software Corp.[a,b]	1,005,719	24,046,741
Synchronoss Technologies Inc.[a,b]	705,572	32,301,086
Take-Two Interactive Software Inc.[a]	1,656,912	38,224,960
Tangoe Inc.[a,b]	725,508	9,830,633
Tyler Technologies Inc.[a,b]	651,312	57,575,981
Vasco Data Security International Inc.[a]	581,420	10,919,068

		392,262,205
SPECIALTY RETAIL — 4.17%
Aeropostale Inc.[a,b]	1,582,359	5,205,961
Barnes & Noble Inc.[a,b]	848,763	16,754,582
Big 5 Sporting Goods Corp.	361,266	3,385,062
Brown Shoe Co. Inc.	866,245	23,501,227
Buckle Inc. (The)[b]	557,103	25,286,905
Cato Corp. (The) Class A	509,551	17,559,128
Children’s Place Inc. (The)	428,027	20,399,767
Christopher & Banks Corp.[a,b]	732,600	7,245,414
Finish Line Inc. (The) Class A	949,040	23,754,471
Francesca’s Holdings Corp.[a,b]	837,863	11,671,432
Genesco Inc.[a,b]	478,708	35,783,423
Group 1 Automotive Inc.[b]	423,662	30,804,464
Haverty Furniture Companies Inc.	407,058	8,869,794
Hibbett Sports Inc.[a,b]	498,707	21,259,879
Kirkland’s Inc.[a,b]	298,051	4,801,602
Lithia Motors Inc. Class A	451,285	34,157,762
Lumber Liquidators Holdings Inc.[a,b]	538,354	30,890,753
MarineMax Inc.[a,b]	497,063	8,375,512
Men’s Wearhouse Inc. (The)	904,820	42,725,600
Monro Muffler Brake Inc.[b]	625,859	30,372,937
Outerwall Inc.[a,b]	394,090	22,108,449
Pep Boys - Manny, Moe & Jack (The)[a]	1,054,564	9,396,165
Select Comfort Corp.[a,b]	1,066,509	22,311,368
Sonic Automotive Inc. Class A	678,557	16,631,432
Stage Stores Inc.	629,530	10,771,258
Stein Mart Inc.	564,329	6,518,000
Vitamin Shoppe Inc.[a,b]	613,575	27,236,594
Zumiez Inc.[a,b]	426,571	11,986,645

		529,765,586
TEXTILES, APPAREL & LUXURY GOODS — 2.01%
Crocs Inc.[a,b]	1,692,278	21,288,857
G-III Apparel Group Ltd.[a,b]	371,671	30,796,659
Iconix Brand Group Inc.[a,b]	954,315	35,252,396
Movado Group Inc.	362,087	11,970,596
Oxford Industries Inc.	287,535	17,536,760
Perry Ellis International Inc.[a]	243,116	4,947,411
Quiksilver Inc.[a,b]	2,166,367	3,726,151

Security	Shares	Value

SKECHERS U.S.A. Inc. Class Aa,b	803,519	$42,835,598
Steven Madden Ltd.[a,b]	1,141,057	36,776,267
Wolverine World Wide Inc.[b]	2,011,683	50,412,776

		255,543,471
THRIFTS & MORTGAGE FINANCE — 0.84%
Bank Mutual Corp.	865,570	5,548,304
BofI Holding Inc.[a,b]	248,015	18,033,171
Brookline Bancorp Inc.	1,386,866	11,857,704
Dime Community Bancshares Inc.	601,487	8,661,413
Northwest Bancshares Inc.	1,885,266	22,811,718
Oritani Financial Corp.	765,745	10,789,347
Provident Financial Services Inc.	1,068,446	17,490,461
TrustCo Bank Corp. NY	1,890,698	12,176,095

		107,368,213
TOBACCO — 0.03%
Alliance One International Inc.[a]	1,639,337	3,229,494

		3,229,494
TRADING COMPANIES & DISTRIBUTORS — 0.69%
Aceto Corp.	543,323	10,497,000
Applied Industrial Technologies Inc.	824,659	37,645,683
DXP Enterprises Inc.[a,b]	256,012	18,862,964
Kaman Corp.	537,698	21,131,532

		88,137,179
WATER UTILITIES — 0.18%
American States Water Co.	768,494	23,377,587

		23,377,587
WIRELESS TELECOMMUNICATION SERVICES — 0.03%
NTELOS Holdings Corp.	336,438	3,579,700

		3,579,700

TOTAL COMMON STOCKS
(Cost: $11,313,731,884)		12,706,592,715

SHORT-TERM INVESTMENTS — 11.32%

MONEY MARKET FUNDS — 11.32%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	1,346,879,516	1,346,879,516
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	83,507,542	83,507,542
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	8,809,996	8,809,996

		1,439,197,054

20

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

September 30, 2014

Value

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,439,197,054)	$1,439,197,054

TOTAL INVESTMENTS IN SECURITIES — 111.24%
(Cost: $12,752,928,938)	14,145,789,769
Other Assets, Less Liabilities — (11.24)%	(1,429,397,130)

NET ASSETS — 100.00%	$12,716,392,639

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

21

Schedule of Investments (Unaudited)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.81%

AEROSPACE & DEFENSE — 2.57%
AAR Corp.	2,743	$66,243
AeroVironment Inc.[a]	1,248	37,527
Alliant Techsystems Inc.	2,184	278,766
American Science and Engineering Inc.	616	34,114
B/E Aerospace Inc.[a]	7,392	620,484
Boeing Co. (The)	46,901	5,974,249
Cubic Corp.	1,572	73,570
Curtiss-Wright Corp.	3,382	222,941
Engility Holdings Inc.[a]	1,189	37,061
Esterline Technologies Corp.[a]	2,241	249,356
Exelis Inc.	13,266	219,420
GenCorp Inc.[a]	4,037	64,471
General Dynamics Corp.	22,227	2,824,829
Honeywell International Inc.	54,769	5,100,089
Huntington Ingalls Industries Inc.	3,399	354,210
L-3 Communications Holdings Inc.	5,995	712,925
Lockheed Martin Corp.	18,851	3,445,586
Moog Inc. Class Aa	3,091	211,424
National Presto Industries Inc.[b]	311	18,881
Northrop Grumman Corp.	14,531	1,914,605
Orbital Sciences Corp.[a]	4,031	112,062
Precision Castparts Corp.	10,036	2,377,328
Raytheon Co.	21,753	2,210,540
Rockwell Collins Inc.	9,475	743,788
Taser International Inc.[a]	3,588	55,399
Teledyne Technologies Inc.[a,b]	2,702	254,015
Textron Inc.	19,462	700,437
Triumph Group Inc.	3,645	237,107
United Technologies Corp.	59,538	6,287,213
Vectrus Inc.[a]	1	20

		35,438,660
AIR FREIGHT & LOGISTICS — 0.68%
Atlas Air Worldwide Holdings Inc.[a,b]	1,840	60,757
C.H. Robinson Worldwide Inc.	10,259	680,377
Expeditors International of Washington Inc.	13,789	559,557
FedEx Corp.	18,579	2,999,579
Forward Air Corp.	2,255	101,092
Hub Group Inc. Class Aa	2,492	101,001
United Parcel Service Inc. Class B	49,220	4,837,834
UTi Worldwide Inc.[a]	6,145	65,321

		9,405,518
AIRLINES — 0.32%
Alaska Air Group Inc.	9,574	416,852
Allegiant Travel Co.	989	122,300
Delta Air Lines Inc.	58,969	2,131,729
JetBlue Airways Corp.[a,b]	15,973	169,633
SkyWest Inc.	3,412	26,545
Southwest Airlines Co.	47,933	1,618,698

		4,485,757

Security	Shares	Value

AUTO COMPONENTS — 0.37%
BorgWarner Inc.	16,006	$842,076
Delphi Automotive PLC	21,032	1,290,103
Dorman Products Inc.[a,b]	2,170	86,930
Drew Industries Inc.	1,574	66,407
Gentex Corp.	10,229	273,830
Goodyear Tire & Rubber Co. (The)	19,153	432,570
Johnson Controls Inc.	46,522	2,046,968
Standard Motor Products Inc.	1,585	54,572
Superior Industries International Inc.	1,558	27,312

		5,120,768
AUTOMOBILES — 0.59%
Ford Motor Co.	271,456	4,014,834
General Motors Co.	94,174	3,007,918
Harley-Davidson Inc.	15,205	884,931
Thor Industries Inc.	3,075	158,363
Winnebago Industries Inc.[a]	1,894	41,232

		8,107,278
BEVERAGES — 1.96%
Boston Beer Co. Inc. (The) Class Aa	602	133,500
Brown-Forman Corp. Class B NVS	10,991	991,608
Coca-Cola Co. (The)	276,197	11,782,564
Coca-Cola Enterprises Inc.	15,940	707,098
Constellation Brands Inc. Class Aa	11,805	1,028,924
Dr Pepper Snapple Group Inc.	13,673	879,311
Molson Coors Brewing Co. Class B NVS	11,109	826,954
Monster Beverage Corp.[a]	10,094	925,317
PepsiCo Inc.	105,436	9,815,037

		27,090,313
BIOTECHNOLOGY — 2.65%
Acorda Therapeutics Inc.[a]	2,769	93,814
Alexion Pharmaceuticals Inc.[a]	13,886	2,302,576
Amgen Inc.	53,155	7,466,151
Biogen Idec Inc.[a]	16,528	5,467,628
Celgene Corp.[a]	55,957	5,303,604
Cubist Pharmaceuticals Inc.[a]	5,349	354,853
Emergent BioSolutions Inc.[a]	2,344	49,951
Gilead Sciences Inc.[a]	105,775	11,259,749
Ligand Pharmaceuticals Inc. Class Ba,b	1,451	68,182
Momenta Pharmaceuticals Inc.[a,b]	3,448	39,100
Regeneron Pharmaceuticals Inc.[a,b]	5,155	1,858,481
Repligen Corp.[a]	2,094	41,691
Spectrum Pharmaceuticals Inc.[a]	3,412	27,774
United Therapeutics Corp.[a,b]	3,320	427,118
Vertex Pharmaceuticals Inc.[a]	16,561	1,859,966

		36,620,638
BUILDING PRODUCTS — 0.17%
A.O. Smith Corp.	5,331	252,050
AAON Inc.	2,841	48,325
Allegion PLC	6,746	321,380
American Woodmark Corp.[a]	838	30,889
Apogee Enterprises Inc.	1,920	76,416
Fortune Brands Home & Security Inc.	11,265	463,104
Gibraltar Industries Inc.[a]	2,151	29,447

22

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2014

Security	Shares	Value

Griffon Corp.	3,132	$35,674
Lennox International Inc.	3,123	240,065
Masco Corp.	24,926	596,230
PGT Inc.[a]	2,182	20,336
Quanex Building Products Corp.	2,482	44,899
Simpson Manufacturing Co. Inc.	2,776	80,920
Universal Forest Products Inc.	1,540	65,773

		2,305,508
CAPITAL MARKETS — 2.21%
Affiliated Managers Group Inc.[a]	3,880	777,397
Ameriprise Financial Inc.	13,056	1,610,849
Bank of New York Mellon Corp. (The)	79,090	3,063,156
BlackRock Inc.[c]	8,812	2,893,156
Calamos Asset Management Inc. Class A	1,273	14,347
Charles Schwab Corp. (The)	80,217	2,357,578
E*TRADE Financial Corp.[a]	20,379	460,362
Eaton Vance Corp. NVS	8,377	316,064
Evercore Partners Inc. Class A	2,355	110,685
Federated Investors Inc. Class B	6,921	203,200
Financial Engines Inc.	3,703	126,698
Franklin Resources Inc.	27,486	1,501,010
FXCM Inc. Class A	2,858	45,299
Goldman Sachs Group Inc. (The)	28,674	5,263,686
Greenhill & Co. Inc.	1,823	84,751
HFF Inc. Class A	2,508	72,607
Invesco Ltd.	30,220	1,193,086
Investment Technology Group Inc.[a]	2,781	43,828
Janus Capital Group Inc.[b]	10,792	156,916
Legg Mason Inc.	7,197	368,198
Morgan Stanley	107,078	3,701,686
Northern Trust Corp.	15,500	1,054,465
Piper Jaffray Companies Inc.[a]	1,225	63,994
Raymond James Financial Inc.	8,604	461,002
SEI Investments Co.	9,342	337,807
State Street Corp.	29,610	2,179,592
Stifel Financial Corp.[a]	4,613	216,304
SWS Group Inc.[a]	2,149	14,807
T. Rowe Price Group Inc.	18,367	1,439,973
Virtus Investment Partners Inc.	518	89,977
Waddell & Reed Financial Inc. Class A	6,070	313,758

		30,536,238
CHEMICALS — 2.59%
A. Schulman Inc.	2,132	77,093
Air Products and Chemicals Inc.	13,392	1,743,371
Airgas Inc.	4,721	522,379
Albemarle Corp.	5,388	317,353
American Vanguard Corp.	1,578	17,674
Ashland Inc.	4,977	518,106
Balchem Corp.	2,043	115,572
Cabot Corp.	4,278	217,194
Calgon Carbon Corp.[a]	3,744	72,559
CF Industries Holdings Inc.	3,508	979,504
Cytec Industries Inc.	4,938	233,518
Dow Chemical Co. (The)	78,563	4,119,844
E.I. du Pont de Nemours and Co.	64,059	4,596,874
Eastman Chemical Co.	10,452	845,462
Ecolab Inc.	18,912	2,171,665
Flotek Industries Inc.[a]	3,468	90,411
FMC Corp.	9,273	530,323
FutureFuel Corp.	1,573	18,703

Security	Shares	Value

H.B. Fuller Co.	3,633	$144,230
Hawkins Inc.	620	22,295
Innophos Holdings Inc.	1,514	83,406
International Flavors & Fragrances Inc.	5,748	551,118
Intrepid Potash Inc.[a,b]	3,649	56,377
Koppers Holdings Inc.	1,284	42,577
Kraton Performance Polymers Inc.[a]	2,178	38,790
LSB Industries Inc.[a,b]	1,247	44,530
LyondellBasell Industries NV Class A	29,718	3,229,158
Minerals Technologies Inc.	2,468	152,300
Monsanto Co.	36,727	4,132,155
Mosaic Co. (The)	22,355	992,786
NewMarket Corp.	750	285,765
Olin Corp.	5,523	139,456
OM Group Inc.	2,179	56,545
PolyOne Corp.	6,524	232,124
PPG Industries Inc.	9,618	1,892,245
Praxair Inc.	20,416	2,633,664
Quaker Chemical Corp.	899	64,449
Rayonier Advanced Materials Inc.[b]	2,967	97,644
RPM International Inc.	9,255	423,694
Scotts Miracle-Gro Co. (The) Class A	3,052	167,860
Sensient Technologies Corp.	3,384	177,152
Sherwin-Williams Co. (The)	5,793	1,268,609
Sigma-Aldrich Corp.	8,330	1,132,963
Stepan Co.	1,461	64,839
Tredegar Corp.	1,548	28,499
Valspar Corp. (The)	5,414	427,652
Zep Inc.	1,505	21,100

		35,791,587
COMMERCIAL BANKS — 5.98%
Associated Banc-Corp.	10,998	191,585
BancorpSouth Inc.	6,098	122,814
Bank of America Corp.	735,781	12,545,066
Bank of Hawaii Corp.	3,114	176,906
Bank of the Ozarks Inc.	4,340	136,797
Banner Corp.	1,530	58,859
BB&T Corp.	50,314	1,872,184
BBCN Bancorp Inc.	5,250	76,598
Boston Private Financial Holdings Inc.	5,230	64,800
Cardinal Financial Corp.	2,121	36,205
Cathay General Bancorp	5,402	134,132
Citigroup Inc.	212,135	10,992,836
City Holding Co.	1,229	51,778
City National Corp.	3,372	255,159
Columbia Banking System Inc.	3,664	90,904
Comerica Inc.	12,714	633,920
Commerce Bancshares Inc.	5,442	242,958
Community Bank System Inc.	2,759	92,675
Cullen/Frost Bankers Inc.	3,791	290,049
CVB Financial Corp.	6,867	98,541
East West Bancorp Inc.	10,188	346,392
F.N.B. Corp.	11,947	143,245
Fifth Third Bancorp	58,622	1,173,612
First Bancorp (Puerto Rico)[a]	7,643	36,304
First Commonwealth Financial Corp.	7,367	61,809
First Financial Bancorp	3,984	63,067
First Financial Bankshares Inc.	4,294	119,330
First Horizon National Corp.	17,030	209,128
First Midwest Bancorp Inc.	4,973	80,016
First Niagara Financial Group Inc.	24,302	202,436
FirstMerit Corp.	11,419	200,974

23

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2014

Security	Shares	Value

Fulton Financial Corp.	13,535	$149,968
Glacier Bancorp Inc.	5,441	140,704
Hancock Holding Co.	5,816	186,403
Hanmi Financial Corp.	2,428	48,948
Home Bancshares Inc.	4,058	119,346
Huntington Bancshares Inc.	57,049	555,087
Independent Bank Corp. (Massachusetts)	1,835	65,546
International Bancshares Corp.	3,782	93,283
J.P. Morgan Chase & Co.	263,168	15,853,240
KeyCorp	61,197	815,756
M&T Bank Corp.	9,179	1,131,679
MB Financial Inc.	4,362	120,740
National Penn Bancshares Inc.	8,363	81,205
NBT Bancorp Inc.	3,069	69,114
Old National Bancorp	7,095	92,022
PacWest Bancorp	5,971	246,184
Pinnacle Financial Partners Inc.	2,208	79,709
PNC Financial Services Group Inc. (The)[c]	37,774	3,232,699
PrivateBancorp Inc.	4,595	137,436
Prosperity Bancshares Inc.	4,194	239,771
Regions Financial Corp.	96,659	970,456
S&T Bancorp Inc.	1,885	44,222
Signature Bank[a]	3,485	390,529
Simmons First National Corp. Class A	1,211	46,648
Sterling Bancorp	5,482	70,115
SunTrust Banks Inc.	37,278	1,417,682
Susquehanna Bancshares Inc.	12,889	128,890
SVB Financial Group[a]	3,457	387,495
Synovus Financial Corp.	9,739	230,230
TCF Financial Corp.	11,654	180,987
Texas Capital Bancshares Inc.[a,b]	3,038	175,232
Tompkins Financial Corp.	888	39,143
Trustmark Corp.	4,648	107,067
U.S. Bancorp	126,108	5,275,098
UMB Financial Corp.	2,743	149,631
Umpqua Holdings Corp.	13,068	215,230
United Bankshares Inc.	4,359	134,824
United Community Banks Inc.	3,041	50,055
Valley National Bancorp	13,051	126,464
ViewPoint Financial Group	2,411	57,719
Webster Financial Corp.	6,371	185,651
Wells Fargo & Co.	332,380	17,240,551
Westamerica Bancorp	1,872	87,085
Wilshire Bancorp Inc.	5,192	47,922
Wintrust Financial Corp.	3,187	142,363
Zions Bancorp	14,165	411,635

		82,572,843
COMMERCIAL SERVICES & SUPPLIES — 0.63%
ABM Industries Inc.	3,878	99,626
ADT Corp. (The)	12,221	433,357
Brady Corp. Class A	3,340	74,950
Brink’s Co. (The)	3,403	81,808
Cintas Corp.	6,798	479,871
Civeo Corp.	7,516	87,261
Clean Harbors Inc.[a]	3,956	213,307
Copart Inc.[a]	7,797	244,163
Deluxe Corp.	3,451	190,357
G&K Services Inc. Class A	1,491	82,572
Healthcare Services Group Inc.	4,901	140,218
Herman Miller Inc.	3,980	118,803
HNI Corp.	3,082	110,921
Interface Inc.	4,428	71,468

Security	Shares	Value

Iron Mountain Inc.	11,957	$390,396
Mobile Mini Inc.	2,984	104,350
MSA Safety Inc.	2,338	115,497
Pitney Bowes Inc.	14,375	359,231
R.R. Donnelley & Sons Co.	14,117	232,366
Republic Services Inc.	17,877	697,561
Rollins Inc.	4,353	127,456
Stericycle Inc.[a]	5,929	691,084
Tetra Tech Inc.	4,590	114,658
Tyco International Ltd.	30,934	1,378,728
UniFirst Corp.	1,137	109,823
United Stationers Inc.	2,778	104,369
Viad Corp.	1,284	26,515
Waste Connections Inc.	8,797	426,830
Waste Management Inc.	30,513	1,450,283

		8,757,829
COMMUNICATIONS EQUIPMENT — 1.61%
ADTRAN Inc.	3,778	77,562
ARRIS Group Inc.[a]	9,246	262,170
Bel Fuse Inc. Class B	625	15,462
Black Box Corp.	1,217	28,380
CalAmp Corp.[a,b]	2,218	39,081
Ciena Corp.[a,b]	7,120	119,046
Cisco Systems Inc.	356,814	8,981,008
Comtech Telecommunications Corp.	1,270	47,180
Digi International Inc.[a]	1,831	13,733
F5 Networks Inc.[a,b]	5,148	611,274
Harmonic Inc.[a,b]	6,858	43,480
Harris Corp.	7,378	489,899
InterDigital Inc.	2,773	110,421
Ixia[a]	3,699	33,809
JDS Uniphase Corp.[a]	16,300	208,640
Juniper Networks Inc.	28,445	630,057
Motorola Solutions Inc.	15,596	986,915
NETGEAR Inc.[a]	2,767	86,469
Oplink Communications Inc.	1,496	25,163
Plantronics Inc.	3,029	144,726
Polycom Inc.[a]	9,933	122,027
Procera Networks Inc.[a,b]	1,276	12,224
QUALCOMM Inc.	117,278	8,768,876
Riverbed Technology Inc.[a]	11,082	205,516
ViaSat Inc.[a,b]	3,017	166,297

		22,229,415
COMPUTERS & PERIPHERALS — 4.18%
3D Systems Corp.[a,b]	7,056	327,187
Apple Inc.	418,921	42,206,291
Diebold Inc.	4,652	164,309
Electronics For Imaging Inc.[a]	3,136	138,517
EMC Corp.	141,991	4,154,657
Hewlett-Packard Co.	130,619	4,633,056
Lexmark International Inc. Class A	4,484	190,570
NCR Corp.[a]	11,632	388,625
NetApp Inc.	22,547	968,619
QLogic Corp.[a]	6,746	61,793
SanDisk Corp.	15,695	1,537,325
Seagate Technology PLC	22,920	1,312,629
Super Micro Computer Inc.[a]	2,584	76,021
Western Digital Corp.	15,441	1,502,718

		57,662,317

24

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2014

Security	Shares	Value

CONSTRUCTION & ENGINEERING — 0.21%
AECOM Technology Corp.[a,b]	6,824	$230,310
Aegion Corp.[a,b]	2,720	60,520
Comfort Systems USA Inc.	2,723	36,897
Dycom Industries Inc.[a]	2,208	67,808
EMCOR Group Inc.	4,606	184,056
Fluor Corp.	10,969	732,619
Granite Construction Inc.	2,442	77,680
Jacobs Engineering Group Inc.[a]	9,267	452,415
KBR Inc.	10,210	192,254
Orion Marine Group Inc.[a]	1,839	18,353
Quanta Services Inc.[a]	15,194	551,390
URS Corp.	4,855	279,697

		2,883,999
CONSTRUCTION MATERIALS — 0.11%
Eagle Materials Inc.	3,496	355,998
Headwaters Inc.[a,b]	4,686	58,762
Martin Marietta Materials Inc.	4,246	547,479
Vulcan Materials Co.	9,191	553,574

		1,515,813
CONSUMER FINANCE — 0.88%
American Express Co.	62,988	5,513,970
Capital One Financial Corp.	39,294	3,207,176
Cash America International Inc.[b]	1,900	83,220
Discover Financial Services	32,290	2,079,153
Encore Capital Group Inc.[a,b]	1,800	79,758
EZCORP Inc. Class A NVS[a,b]	3,686	36,528
First Cash Financial Services Inc.[a]	2,116	118,454
Green Dot Corp. Class Aa	2,231	47,163
Navient Corp.	29,771	527,244
Portfolio Recovery Associates Inc.[a,b]	3,609	188,498
SLM Corp.	29,771	254,840
World Acceptance Corp.[a,b]	694	46,845

		12,182,849
CONTAINERS & PACKAGING — 0.31%
AptarGroup Inc.	4,588	278,492
Avery Dennison Corp.	6,468	288,796
Ball Corp.	9,722	615,111
Bemis Co. Inc.	7,018	266,824
Greif Inc. Class A	2,126	93,140
MeadWestvaco Corp.	11,760	481,454
Myers Industries Inc.	1,882	33,199
Owens-Illinois Inc.[a]	11,713	305,124
Packaging Corp. of America	6,810	434,614
Rock-Tenn Co. Class A	10,138	482,366
Sealed Air Corp.	14,882	519,084
Silgan Holdings Inc.	3,035	142,645
Sonoco Products Co.	7,197	282,770

		4,223,619
DISTRIBUTORS — 0.12%
Genuine Parts Co.	10,777	945,251
LKQ Corp.[a]	21,160	562,645
Pool Corp.	3,112	167,799
VOXX International Corp.[a]	1,258	11,699

		1,687,394

Security	Shares	Value

DIVERSIFIED CONSUMER SERVICES — 0.14%
American Public Education Inc.[a]	1,225	$33,063
Apollo Education Group Inc.[a]	7,033	176,880
Capella Education Co.	883	55,276
Career Education Corp.[a]	4,016	20,401
DeVry Education Group Inc.	4,042	173,038
Graham Holdings Co. Class B	308	215,474
H&R Block Inc.	19,319	599,082
Matthews International Corp. Class A	2,100	92,169
Regis Corp.	2,807	44,800
Service Corp. International	15,184	320,990
Sotheby’s	4,460	159,311
Strayer Education Inc.[a]	906	54,251
Universal Technical Institute Inc.	1,498	14,006

		1,958,741
DIVERSIFIED FINANCIAL SERVICES — 1.86%
Berkshire Hathaway Inc. Class Ba	127,552	17,620,033
CBOE Holdings Inc.	5,876	314,513
CME Group Inc.	22,120	1,768,605
Interactive Brokers Group Inc. Class A	4,008	100,000
Intercontinental Exchange Inc.	7,918	1,544,406
Leucadia National Corp.	22,388	533,730
MarketAxess Holdings Inc.	2,726	168,630
McGraw Hill Financial Inc.	18,889	1,595,176
Moody’s Corp.	13,033	1,231,619
MSCI Inc. Class Aa,b	8,070	379,451
NASDAQ OMX Group Inc. (The)	8,367	354,928

		25,611,091
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.21%
8x8 Inc.[a]	5,344	35,698
AT&T Inc.	362,860	12,787,186
Atlantic Tele-Network Inc.	614	33,095
CenturyLink Inc.	39,893	1,631,225
Cincinnati Bell Inc.[a]	13,815	46,557
Consolidated Communications Holdings Inc.	2,630	65,881
Frontier Communications Corp.	69,352	451,481
General Communication Inc. Class Aa	2,425	26,457
Lumos Networks Corp.	948	15,405
Spok Holdings Inc.	1,876	24,407
tw telecom Inc.[a]	9,658	401,869
Verizon Communications Inc.	290,034	14,498,800
Windstream Holdings Inc.	42,210	455,024

		30,473,085
ELECTRIC UTILITIES — 1.67%
ALLETE Inc.	2,735	121,407
American Electric Power Co. Inc.	34,122	1,781,510
Cleco Corp.	4,311	207,575
Duke Energy Corp.	49,544	3,704,405
Edison International	22,791	1,274,473
El Paso Electric Co.	2,795	102,157
Entergy Corp.	12,533	969,177
Exelon Corp.	60,159	2,050,820
FirstEnergy Corp.	29,329	984,574

25

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2014

Security	Shares	Value

Great Plains Energy Inc.	10,999	$265,846
Hawaiian Electric Industries Inc.[b]	7,334	194,718
IDACORP Inc.	3,620	194,068
NextEra Energy Inc.	30,550	2,868,034
Northeast Utilities	22,123	980,049
OGE Energy Corp.	13,977	518,686
Pepco Holdings Inc.	17,679	473,090
Pinnacle West Capital Corp.	7,671	419,143
PNM Resources Inc.	5,606	139,645
PPL Corp.	46,471	1,526,108
Southern Co. (The)	62,531	2,729,478
UIL Holdings Corp.	3,902	138,131
Westar Energy Inc.	9,034	308,240
Xcel Energy Inc.	35,137	1,068,165

		23,019,499
ELECTRICAL EQUIPMENT — 0.62%
Acuity Brands Inc.	3,059	360,075
AMETEK Inc.	17,191	863,160
AZZ Inc.	1,855	77,483
Eaton Corp. PLC	33,383	2,115,481
Emerson Electric Co.	48,860	3,057,659
Encore Wire Corp.	1,264	46,882
EnerSys	3,197	187,472
Franklin Electric Co. Inc.	2,812	97,689
General Cable Corp.	3,436	51,815
Hubbell Inc. Class B	3,797	457,652
Powell Industries Inc.	607	24,802
Regal Beloit Corp.	3,081	197,954
Rockwell Automation Inc.	9,609	1,055,837
Vicor Corp.[a]	1,268	11,919

		8,605,880
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.74%
Agilysys Inc.[a,b]	976	11,448
Amphenol Corp. Class A	10,924	1,090,871
Anixter International Inc.	1,858	157,633
Arrow Electronics Inc.[a]	7,004	387,671
Avnet Inc.	9,846	408,609
Badger Meter Inc.	951	47,978
Belden Inc.	3,054	195,517
Benchmark Electronics Inc.[a]	3,997	88,773
Checkpoint Systems Inc.[a]	2,774	33,926
Cognex Corp.[a]	5,906	237,835
Coherent Inc.[a]	1,819	111,632
Corning Inc.	90,172	1,743,927
CTS Corp.	2,189	34,783
Daktronics Inc.	2,504	30,774
DTS Inc.[a]	1,192	30,098
Electro Scientific Industries Inc.	1,573	10,681
Fabrinet[a]	1,830	26,718
FARO Technologies Inc.[a]	1,203	61,052
FEI Co.	2,978	224,601
FLIR Systems Inc.	9,828	308,010
II-VI Inc.[a]	3,714	43,714
Ingram Micro Inc. Class Aa	11,012	284,220
Insight Enterprises Inc.[a]	3,061	69,270
Itron Inc.[a]	2,772	108,967
Jabil Circuit Inc.	14,031	283,005
Knowles Corp.[a,b]	6,140	162,710
Littelfuse Inc.	1,636	139,354
Measurement Specialties Inc.[a]	970	83,042

Security	Shares	Value

Mercury Systems Inc.[a]	2,116	$23,297
Methode Electronics Inc.	2,497	92,064
MTS Systems Corp.	1,157	78,977
National Instruments Corp.	6,737	208,375
Newport Corp.[a]	2,486	44,052
OSI Systems Inc.[a]	1,275	80,937
Park Electrochemical Corp.	1,281	30,168
Plexus Corp.[a]	2,432	89,814
Rofin-Sinar Technologies Inc.[a]	1,872	43,168
Rogers Corp.[a]	1,225	67,081
Sanmina Corp.[a]	5,832	121,656
ScanSource Inc.[a]	1,855	64,164
SYNNEX Corp.[a]	2,017	130,359
TE Connectivity Ltd.	28,596	1,581,073
Tech Data Corp.[a]	2,745	161,571
Trimble Navigation Ltd.[a]	18,238	556,259
TTM Technologies Inc.[a]	3,645	24,822
Vishay Intertechnology Inc.	9,501	135,769
Zebra Technologies Corp. Class Aa	3,608	256,060

		10,206,485
ENERGY EQUIPMENT & SERVICES — 1.93%
Atwood Oceanics Inc.[a]	4,004	174,935
Baker Hughes Inc.	30,462	1,981,858
Basic Energy Services Inc.[a]	2,714	58,867
Bristow Group Inc.	2,471	166,051
C&J Energy Services Inc.[a,b]	3,057	93,391
Cameron International Corp.[a]	14,225	944,255
CARBO Ceramics Inc.	1,438	85,173
Diamond Offshore Drilling Inc.[b]	4,895	167,752
Dresser-Rand Group Inc.[a]	5,456	448,811
Dril-Quip Inc.[a]	2,817	251,840
Ensco PLC Class A	16,347	675,295
ERA Group Inc.[a]	1,282	27,884
Exterran Holdings Inc.	4,703	208,390
FMC Technologies Inc.[a]	16,370	889,055
Geospace Technologies Corp.[a]	916	32,197
Gulf Island Fabrication Inc.	942	16,202
GulfMark Offshore Inc. Class A	1,722	53,985
Halliburton Co.	59,476	3,836,797
Helix Energy Solutions Group Inc.[a]	6,744	148,773
Helmerich & Payne Inc.	7,620	745,769
Hornbeck Offshore Services Inc.[a,b]	2,166	70,893
ION Geophysical Corp.[a]	8,672	24,195
Matrix Service Co.[a]	1,862	44,911
Nabors Industries Ltd.	20,239	460,640
National Oilwell Varco Inc.	30,073	2,288,555
Newpark Resources Inc.[a,b]	6,109	75,996
Nobel Corp. PLC	17,925	398,293
Oceaneering International Inc.	7,639	497,834
Oil States International Inc.[a]	3,698	228,906
Paragon Offshore PLC[a,b]	5,895	36,254
Patterson-UTI Energy Inc.	10,157	330,407
Pioneer Energy Services Corp.[a]	4,293	60,188
Rowan Companies PLC Class A	8,652	218,982
Schlumberger Ltd.	90,718	9,225,113
SEACOR Holdings Inc.[a]	1,282	95,894
Superior Energy Services Inc.	10,889	357,921
Tesco Corp.	2,180	43,273
TETRA Technologies Inc.[a]	5,265	56,967
Tidewater Inc.	3,430	133,873
Transocean Ltd.[b]	23,927	764,946
Unit Corp.[a]	3,065	179,762

		26,601,083

26

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2014

Security	Shares	Value

FOOD & STAPLES RETAILING — 2.02%
Andersons Inc. (The)	1,852	$116,454
Casey’s General Stores Inc.	2,745	196,816
Costco Wholesale Corp.	30,679	3,844,692
CVS Health Corp.	81,046	6,450,451
Kroger Co. (The)	34,147	1,775,644
Safeway Inc.	16,053	550,618
SpartanNash Co.	2,554	49,675
SUPERVALU Inc.[a]	14,490	129,541
Sysco Corp.	40,907	1,552,421
United Natural Foods Inc.[a]	3,425	210,500
Wal-Mart Stores Inc.	110,493	8,449,400
Walgreen Co.	61,540	3,647,476
Whole Foods Market Inc.	25,311	964,602

		27,938,290
FOOD PRODUCTS — 1.63%
Annie’s Inc.[a]	1,312	60,221
Archer-Daniels-Midland Co.	45,142	2,306,756
B&G Foods Inc. Class A	3,660	100,833
Cal-Maine Foods Inc.	1,123	100,318
Calavo Growers Inc.	912	41,168
Campbell Soup Co.	12,616	539,082
ConAgra Foods Inc.	29,493	974,449
Darling Ingredients Inc.[a]	11,722	214,747
Dean Foods Co.	6,985	92,551
Diamond Foods Inc.[a]	1,523	43,573
Flowers Foods Inc.	12,555	230,510
General Mills Inc.	42,772	2,157,847
Hain Celestial Group Inc.[a]	3,515	359,760
Hershey Co. (The)	10,429	995,239
Hormel Foods Corp.	9,487	487,537
Ingredion Inc.	5,287	400,702
J&J Snack Foods Corp.	1,090	101,980
J.M. Smucker Co. (The)	7,158	708,570
Kellogg Co.	17,936	1,104,858
Keurig Green Mountain Inc.	8,482	1,103,763
Kraft Foods Group Inc.	41,505	2,340,882
Lancaster Colony Corp.	1,421	121,183
McCormick & Co. Inc. NVS	9,187	614,610
Mead Johnson Nutrition Co. Class A	14,102	1,356,894
Mondelez International Inc. Class A	118,002	4,043,339
Post Holdings Inc.[a]	3,013	99,971
Sanderson Farms Inc.	1,498	131,749
Seneca Foods Corp. Class Aa	617	17,646
Snyders-Lance Inc.	3,422	90,683
Tootsie Roll Industries Inc.	1,289	36,079
TreeHouse Foods Inc.[a]	2,876	231,518
Tyson Foods Inc. Class A	20,570	809,841
WhiteWave Foods Co. (The) Class Aa	12,021	436,723

		22,455,582
GAS UTILITIES — 0.22%
AGL Resources Inc.	8,261	424,120
Atmos Energy Corp.	7,113	339,290
Laclede Group Inc. (The)	2,900	134,560
National Fuel Gas Co.	5,832	408,182
New Jersey Resources Corp.	3,046	153,853

Security	Shares	Value

Northwest Natural Gas Co.	1,833	$77,444
ONE GAS Inc.	3,578	122,547
Piedmont Natural Gas Co.	5,646	189,310
Questar Corp.	12,041	268,394
South Jersey Industries Inc.	2,398	127,957
Southwest Gas Corp.	3,347	162,597
UGI Corp.	11,929	406,660
WGL Holdings Inc.	3,682	155,086

		2,970,000
HEALTH CARE EQUIPMENT & SUPPLIES — 2.17%
Abaxis Inc.	1,534	77,789
Abbott Laboratories	105,243	4,377,056
ABIOMED Inc.[a,b]	2,507	62,249
Align Technology Inc.[a]	4,981	257,418
Analogic Corp.	897	57,372
Anika Therapeutics Inc.[a,b]	828	30,355
Baxter International Inc.	38,009	2,727,906
Becton, Dickinson and Co.	13,493	1,535,638
Boston Scientific Corp.[a]	93,052	1,098,944
C.R. Bard Inc.	5,226	745,802
Cantel Medical Corp.	2,398	82,443
CareFusion Corp.[a]	14,232	643,998
CONMED Corp.	1,874	69,038
Cooper Companies Inc. (The)	3,347	521,295
Covidien PLC	31,585	2,732,418
CryoLife Inc.	2,127	20,994
Cyberonics Inc.[a]	1,788	91,474
Cynosure Inc. Class Aa,b	1,323	27,783
DENTSPLY International Inc.	9,844	448,886
Edwards Lifesciences Corp.[a]	7,348	750,598
Greatbatch Inc.[a]	1,856	79,084
Haemonetics Corp.[a]	3,788	132,277
Hill-Rom Holdings Inc.	3,933	162,944
Hologic Inc.[a,b]	17,202	418,525
ICU Medical Inc.[a]	900	57,762
IDEXX Laboratories Inc.[a,b]	3,484	410,520
Integra LifeSciences Holdings Corp.[a]	1,611	79,970
Intuitive Surgical Inc.[a]	2,513	1,160,554
Invacare Corp.	2,159	25,498
Masimo Corp.[a]	3,651	77,693
Medtronic Inc.	68,559	4,247,230
Meridian Bioscience Inc.	2,775	49,090
Merit Medical Systems Inc.[a]	2,795	33,205
Natus Medical Inc.[a]	1,871	55,213
Neogen Corp.[a]	2,676	105,702
NuVasive Inc.[a]	3,309	115,385
ResMed Inc.[b]	9,881	486,837
Sirona Dental Systems Inc.[a]	3,954	303,193
St. Jude Medical Inc.	19,975	1,201,097
Steris Corp.	4,245	229,060
Stryker Corp.	20,994	1,695,266
SurModics Inc.[a,b]	915	16,616
Symmetry Medical Inc.[a]	2,480	25,023
Teleflex Inc.	2,950	309,868
Thoratec Corp.[a]	4,031	107,749
Varian Medical Systems Inc.[a]	7,297	584,636
West Pharmaceutical Services Inc.	4,860	217,534
Zimmer Holdings Inc.	11,759	1,182,367

		29,929,354

27

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2014

Security	Shares	Value

HEALTH CARE PROVIDERS & SERVICES — 2.25%
Aetna Inc.	24,782	$2,007,342
Air Methods Corp.[a,b]	2,412	133,987
Almost Family Inc.[a]	597	16,220
Amedisys Inc.[a]	2,490	50,223
AmerisourceBergen Corp.	14,846	1,147,596
AMN Healthcare Services Inc.[a]	3,383	53,113
AmSurg Corp.[a]	2,861	143,193
Bio-Reference Laboratories Inc.[a,b]	1,806	50,676
Cardinal Health Inc.	23,513	1,761,594
Centene Corp.[a]	4,001	330,923
Chemed Corp.	1,258	129,448
Cigna Corp.	18,422	1,670,691
Community Health Systems Inc.[a]	8,049	441,005
CorVel Corp.[a]	712	24,244
Cross Country Healthcare Inc.[a]	2,139	19,871
DaVita HealthCare Partners Inc.[a]	12,137	887,700
Ensign Group Inc. (The)	1,396	48,581
Express Scripts Holding Co.[a]	52,179	3,685,403
Gentiva Health Services Inc.[a]	2,126	35,674
Hanger Inc.[a]	2,413	49,515
Health Net Inc.[a]	5,576	257,109
Healthways Inc.[a]	2,177	34,876
Henry Schein Inc.[a]	5,940	691,832
Humana Inc.	10,833	1,411,432
IPC The Hospitalist Co. Inc.[a,b]	1,187	53,166
Kindred Healthcare Inc.	4,424	85,826
Laboratory Corp. of America Holdings[a]	5,944	604,802
Landauer Inc.	624	20,598
LHC Group Inc.[a]	960	22,272
LifePoint Hospitals Inc.[a]	3,125	216,219
Magellan Health Inc.[a]	1,863	101,962
McKesson Corp.	16,182	3,150,150
MEDNAX Inc.[a,b]	6,906	378,587
Molina Healthcare Inc.[a,b]	1,898	80,285
MWI Veterinary Supply Inc.[a,b]	936	138,902
Omnicare Inc.	6,904	429,843
Owens & Minor Inc.[b]	4,314	141,240
Patterson Companies Inc.	5,786	239,714
PharMerica Corp.[a]	1,882	45,977
Providence Service Corp. (The)[a]	801	38,752
Quest Diagnostics Inc.	10,137	615,113
Tenet Healthcare Corp.[a,b]	6,768	401,952
UnitedHealth Group Inc.	67,999	5,864,914
Universal Health Services Inc. Class B	6,335	662,008
VCA Inc.[a]	6,210	244,239
WellCare Health Plans Inc.[a]	2,715	163,823
WellPoint Inc.	19,179	2,294,192

		31,076,784
HEALTH CARE TECHNOLOGY — 0.14%
Allscripts Healthcare Solutions Inc.[a]	11,527	154,635
Cerner Corp.[a]	21,307	1,269,258
Computer Programs and Systems Inc.	665	38,231
HealthStream Inc.[a]	1,269	30,468
HMS Holdings Corp.[a,b]	5,895	111,121
MedAssets Inc.[a]	4,267	88,412
Medidata Solutions Inc.[a]	3,465	153,465
Omnicell Inc.[a]	2,767	75,622
Quality Systems Inc.	2,743	37,771

		1,958,983

Security	Shares	Value

HOTELS, RESTAURANTS & LEISURE — 1.69%
Bally Technologies Inc.[a]	2,635	$212,645
Biglari Holdings Inc.[a]	104	35,335
BJ’s Restaurants Inc.[a]	1,511	54,381
Bob Evans Farms Inc.	1,616	76,501
Boyd Gaming Corp.[a,b]	5,180	52,629
Brinker International Inc.	4,493	228,199
Buffalo Wild Wings Inc.[a]	1,283	172,268
Carnival Corp.	31,620	1,270,175
Cheesecake Factory Inc. (The)	3,119	141,915
Chipotle Mexican Grill Inc.[a]	2,170	1,446,500
Cracker Barrel Old Country Store Inc.	1,736	179,138
Darden Restaurants Inc.	9,225	474,719
DineEquity Inc.	1,203	98,153
Domino’s Pizza Inc.	3,959	304,685
International Game Technology	17,316	292,121
International Speedway Corp. Class A	1,857	58,756
Interval Leisure Group Inc.	2,765	52,673
Jack in the Box Inc.	2,816	192,023
Life Time Fitness Inc.[a,b]	2,529	127,563
Marcus Corp. (The)	1,248	19,718
Marriott International Inc. Class A	15,231	1,064,647
Marriott Vacations Worldwide Corp.[a]	2,131	135,127
McDonald’s Corp.	68,716	6,514,964
Monarch Casino & Resort Inc.[a]	652	7,765
Multimedia Games Holding Co. Inc.[a]	1,888	67,987
Panera Bread Co. Class Aa	1,832	298,103
Papa John’s International Inc.	2,148	85,899
Pinnacle Entertainment Inc.[a,b]	2,770	69,499
Red Robin Gourmet Burgers Inc.[a,b]	867	49,332
Ruby Tuesday Inc.[a]	4,264	25,115
Ruth’s Hospitality Group Inc.	2,495	27,545
Scientific Games Corp. Class Aa	3,745	40,334
Sonic Corp.[a]	3,459	77,343
Starbucks Corp.	52,539	3,964,593
Starwood Hotels & Resorts Worldwide Inc.	13,311	1,107,608
Texas Roadhouse Inc.	4,289	119,406
Wendy’s Co. (The)	18,231	150,588
Wyndham Worldwide Corp.	8,694	706,474
Wynn Resorts Ltd.	5,666	1,059,995
Yum! Brands Inc.	30,880	2,222,742

		23,285,163
HOUSEHOLD DURABLES — 0.52%
D.R. Horton Inc.	23,286	477,829
Ethan Allen Interiors Inc.[b]	1,798	40,994
Garmin Ltd.	8,603	447,270
Harman International Industries Inc.	4,822	472,749
Helen of Troy Ltd.[a]	1,911	100,366
iRobot Corp.[a,b]	2,140	65,163
Jarden Corp.[a]	8,389	504,263
KB Home	6,470	96,662
La-Z-Boy Inc.	3,434	67,959
Leggett & Platt Inc.	9,860	344,311
Lennar Corp. Class A	12,221	474,541
M.D.C. Holdings Inc.	2,774	70,238
M/I Homes Inc.[a,b]	1,557	30,860
Meritage Homes Corp.[a]	2,506	88,963
Mohawk Industries Inc.[a]	4,261	574,468
Newell Rubbermaid Inc.	19,048	655,442
NVR Inc.[a]	271	306,235

28

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2014

Security	Shares	Value

PulteGroup Inc.	23,645	$417,571
Ryland Group Inc. (The)	3,365	111,852
Standard-Pacific Corp.[a,b]	10,229	76,615
Tempur Sealy International Inc.[a]	4,331	243,272
Toll Brothers Inc.[a]	11,288	351,734
Tupperware Brands Corp.	3,602	248,682
Universal Electronics Inc.[a]	1,210	59,738
Whirlpool Corp.	5,477	797,725

		7,125,502
HOUSEHOLD PRODUCTS — 1.79%
Central Garden & Pet Co. Class Aa	2,475	19,899
Church & Dwight Co. Inc.	9,377	657,891
Clorox Co. (The)	8,982	862,631
Colgate-Palmolive Co.	60,092	3,919,200
Energizer Holdings Inc.	4,314	531,528
Kimberly-Clark Corp.	26,149	2,812,848
Procter & Gamble Co. (The)	189,446	15,864,208
WD-40 Co.	945	64,222

		24,732,427
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.10%
AES Corp. (The)	46,668	661,752
NRG Energy Inc.	23,610	719,633

		1,381,385
INDUSTRIAL CONGLOMERATES — 2.10%
3M Co.	45,346	6,424,621
Carlisle Companies Inc.	4,529	364,041
Danaher Corp.	42,602	3,236,900
General Electric Co.	702,030	17,986,009
Roper Industries Inc.	6,977	1,020,665

		29,032,236
INSURANCE — 2.91%
ACE Ltd.	23,506	2,465,074
Aflac Inc.	31,732	1,848,389
Alleghany Corp.[a]	1,150	480,872
Allstate Corp. (The)	30,425	1,867,182
American Financial Group Inc.	5,174	299,523
American International Group Inc.	99,862	5,394,545
Amerisafe Inc.	1,224	47,871
Aon PLC	20,280	1,777,948
Arthur J. Gallagher & Co.	10,990	498,506
Aspen Insurance Holdings Ltd.	4,582	195,972
Assurant Inc.	4,973	319,764
Brown & Brown Inc.	8,303	266,941
Chubb Corp. (The)	16,782	1,528,505
Cincinnati Financial Corp.	10,418	490,167
eHealth Inc.[a]	1,211	29,221
Employers Holdings Inc.	2,163	41,638
Everest Re Group Ltd.	3,217	521,186
First American Financial Corp.	7,334	198,898
Genworth Financial Inc. Class Aa	34,531	452,356
Hanover Insurance Group Inc. (The)	3,080	189,174
Hartford Financial Services Group Inc. (The)	31,492	1,173,077
HCC Insurance Holdings Inc.	7,076	341,700
HCI Group Inc.	677	24,365
Horace Mann Educators Corp.	2,747	78,317

Security	Shares	Value

Infinity Property and Casualty Corp.	894	$57,225
Kemper Corp.	3,736	127,584
Lincoln National Corp.	18,242	977,406
Loews Corp.	21,495	895,482
Marsh & McLennan Companies Inc.	38,206	1,999,702
Meadowbrook Insurance Group Inc.	3,643	21,312
Mercury General Corp.	954	46,565
MetLife Inc.	78,593	4,222,016
Navigators Group Inc. (The)[a]	667	41,021
Old Republic International Corp.	16,630	237,476
Primerica Inc.	3,785	182,513
Principal Financial Group Inc.	19,129	1,003,699
ProAssurance Corp.	4,252	187,386
Progressive Corp. (The)	37,919	958,592
Protective Life Corp.	5,496	381,477
Prudential Financial Inc.	32,143	2,826,655
Reinsurance Group of America Inc.	4,734	379,335
RenaissanceRe Holdings Ltd.[b]	2,817	281,672
RLI Corp.	2,388	103,377
Safety Insurance Group Inc.	884	47,656
Selective Insurance Group Inc.	4,218	93,387
StanCorp Financial Group Inc.	3,050	192,699
Stewart Information Services Corp.	1,645	48,281
Torchmark Corp.	9,181	480,809
Travelers Companies Inc. (The)	23,701	2,226,472
United Fire Group Inc.	1,515	42,072
Universal Insurance Holdings Inc.	1,928	24,929
Unum Group	17,966	617,671
W.R. Berkley Corp.	7,034	336,225
XL Group PLC	18,688	619,881

		40,191,768
INTERNET & CATALOG RETAIL — 1.18%
Amazon.com Inc.[a]	26,510	8,547,885
Blue Nile Inc.[a]	944	26,951
Expedia Inc.	6,978	611,412
FTD Companies Inc.[a,b]	1,276	43,524
HSN Inc.	2,195	134,707
Netflix Inc.[a]	4,222	1,904,882
NutriSystem Inc.	1,886	28,988
PetMed Express Inc.	1,271	17,286
Priceline Group Inc. (The)[a]	3,676	4,258,940
TripAdvisor Inc.[a,b]	7,784	711,613

		16,286,188
INTERNET SOFTWARE & SERVICES — 3.23%
Akamai Technologies Inc.[a]	12,564	751,327
AOL Inc.[a]	5,640	253,518
Blucora Inc.[a]	3,075	46,863
comScore Inc.[a]	2,452	89,277
Conversant Inc.[a]	4,211	144,227
Dealertrack Technologies Inc.[a,b]	3,058	132,748
Dice Holdings Inc.[a]	3,339	27,981
Digital River Inc.[a]	2,424	35,196
eBay Inc.[a]	79,059	4,477,111
Equinix Inc.[a]	3,724	791,276
Facebook Inc. Class Aa	136,446	10,784,692
Google Inc. Class Aa	19,880	11,697,591
Google Inc. Class Ca	19,878	11,476,762
j2 Global Inc.[b]	3,064	151,239
Liquidity Services Inc.[a]	1,826	25,107
LivePerson Inc.[a]	3,349	42,164

29

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2014

Security	Shares	Value

LogMeIn Inc.[a]	1,497	$68,967
Monster Worldwide Inc.[a,b]	5,728	31,504
NIC Inc.	4,028	69,362
Perficient Inc.[a]	2,150	32,228
QuinStreet Inc.[a]	1,830	7,595
Rackspace Hosting Inc.[a]	8,396	273,290
Stamps.com Inc.[a]	903	28,679
VeriSign Inc.[a,b]	8,004	441,180
XO Group Inc.[a]	1,294	14,506
Yahoo! Inc.[a]	64,680	2,635,710

		44,530,100
IT SERVICES — 3.21%
Accenture PLC Class A	44,187	3,593,287
Acxiom Corp.[a]	5,196	85,994
Alliance Data Systems Corp.[a,b]	3,900	968,253
Automatic Data Processing Inc.	33,768	2,805,445
Broadridge Financial Solutions Inc.	8,440	351,357
CACI International Inc. Class Aa,b	1,733	123,511
Cardtronics Inc.[a,b]	3,031	106,691
CIBER Inc.[a]	5,201	17,839
Cognizant Technology Solutions Corp. Class Aa	42,638	1,908,903
Computer Sciences Corp.	10,154	620,917
Convergys Corp.	6,994	124,633
CoreLogic Inc.[a]	6,366	172,328
CSG Systems International Inc.	2,421	63,624
DST Systems Inc.	2,212	185,631
ExlService Holdings Inc.[a]	2,394	58,438
Fidelity National Information Services Inc.	20,091	1,131,123
Fiserv Inc.[a]	17,476	1,129,561
Forrester Research Inc.	942	34,722
Gartner Inc.[a]	6,335	465,433
Global Payments Inc.	4,756	332,349
Heartland Payment Systems Inc.	2,437	116,294
iGATE Corp.[a]	2,562	94,077
International Business Machines Corp.	64,917	12,323,194
Jack Henry & Associates Inc.	5,856	325,945
Leidos Holdings Inc.	4,443	152,528
ManTech International Corp. Class A	1,546	41,665
MasterCard Inc. Class A	68,887	5,092,127
MAXIMUS Inc.	4,848	194,550
NeuStar Inc. Class Aa,b	2,311	57,382
Paychex Inc.	22,797	1,007,627
Science Applications International Corp.	2,804	124,021
Sykes Enterprises Inc.[a]	2,474	49,431
TeleTech Holdings Inc.[a]	1,133	27,849
Teradata Corp.[a]	10,733	449,927
Total System Services Inc.	11,703	362,325
VeriFone Systems Inc.[a]	7,893	271,361
Virtusa Corp.[a]	1,812	64,435
Visa Inc. Class A	34,448	7,350,170
Western Union Co.	36,753	589,518
WEX Inc.[a]	2,706	298,526
Xerox Corp.	76,411	1,010,918

		44,283,909
LEISURE EQUIPMENT & PRODUCTS — 0.16%
Arctic Cat Inc.	933	32,487
Brunswick Corp.	6,415	270,328
Callaway Golf Co.	5,568	40,312
Hasbro Inc.	7,982	438,970
Mattel Inc.	23,584	722,850

Security	Shares	Value

Polaris Industries Inc.	4,301	$644,247
Sturm, Ruger & Co. Inc.[b]	1,450	70,601

		2,219,795
LIFE SCIENCES TOOLS & SERVICES — 0.54%
Affymetrix Inc.[a,b]	4,927	39,317
Agilent Technologies Inc.	23,329	1,329,286
Albany Molecular Research Inc.[a]	1,290	28,470
Bio-Rad Laboratories Inc. Class Aa	1,465	166,131
Cambrex Corp.[a]	1,867	34,876
Charles River Laboratories International Inc.[a]	3,348	200,010
Covance Inc.[a]	3,984	313,541
Luminex Corp.[a]	2,502	48,789
Mettler-Toledo International Inc.[a]	2,039	522,249
PAREXEL International Corp.[a,b]	3,764	237,471
PerkinElmer Inc.	7,995	348,582
TECHNE Corp.	2,595	242,762
Thermo Fisher Scientific Inc.	27,946	3,401,028
Waters Corp.[a]	5,898	584,610

		7,497,122
MACHINERY — 1.93%
Actuant Corp. Class A	4,958	151,318
AGCO Corp.	6,171	280,534
Albany International Corp. Class A	1,862	63,382
Astec Industries Inc.	1,462	53,319
Barnes Group Inc.	3,352	101,733
Briggs & Stratton Corp.	3,399	61,250
Caterpillar Inc.	43,925	4,349,893
CIRCOR International Inc.	1,216	81,873
CLARCOR Inc.	3,634	229,233
Crane Co.	3,549	224,332
Cummins Inc.	11,959	1,578,349
Deere & Co.	25,052	2,054,014
Donaldson Co. Inc.	9,244	375,584
Dover Corp.	11,650	935,845
EnPro Industries Inc.[a]	1,658	100,359
ESCO Technologies Inc.	1,824	63,439
Federal Signal Corp.	4,275	56,601
Flowserve Corp.	9,596	676,710
Graco Inc.	4,283	312,573
Harsco Corp.	5,534	118,483
Hillenbrand Inc.	4,307	133,043
IDEX Corp.	5,573	403,318
Illinois Tool Works Inc.	25,501	2,152,794
Ingersoll-Rand PLC	18,779	1,058,384
ITT Corp.	6,497	291,975
John Bean Technologies Corp.	1,872	52,659
Joy Global Inc.	6,780	369,781
Kennametal Inc.	5,526	228,279
Lincoln Electric Holdings Inc.	5,595	386,810
Lindsay Corp.[b]	894	66,827
Lydall Inc.[a]	1,238	33,438
Mueller Industries Inc.	3,796	108,338
Nordson Corp.	4,224	321,320
Oshkosh Corp.	6,051	267,152
PACCAR Inc.	24,858	1,413,799
Pall Corp.	7,526	629,926
Parker-Hannifin Corp.	10,406	1,187,845
Pentair PLC	13,553	887,586
Snap-on Inc.	4,031	488,073
SPX Corp.	3,018	283,481

30

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2014

Security	Shares	Value

Standex International Corp.	908	$67,319
Stanley Black & Decker Inc.	10,966	973,671
Tennant Co.	1,254	84,131
Terex Corp.	7,735	245,741
Timken Co. (The)	5,317	225,388
Titan International Inc.	4,021	47,528
Toro Co. (The)	4,004	237,157
Trinity Industries Inc.	11,038	515,695
Valmont Industries Inc.[b]	1,855	250,295
Wabtec Corp.	6,688	541,996
Watts Water Technologies Inc. Class A	2,135	124,364
Woodward Inc.	4,036	192,194
Xylem Inc.	12,927	458,779

		26,597,910
MARINE — 0.04%
Kirby Corp.[a]	3,962	466,922
Matson Inc.	2,799	70,059

		536,981
MEDIA — 3.25%
AMC Networks Inc. Class Aa	4,219	246,474
Cablevision NY Group Class A	15,485	271,142
CBS Corp. Class B NVS	33,819	1,809,317
Cinemark Holdings Inc.	7,138	242,978
Comcast Corp. Class A	181,096	9,739,343
DIRECTV[a]	35,081	3,035,208
Discovery Communications Inc. Series Aa	10,534	398,185
Discovery Communications Inc. Series C NVS[a,b]	19,181	715,068
DreamWorks Animation SKG Inc. Class Aa,b	4,885	133,214
E.W. Scripps Co. (The) Class Aa	2,163	35,279
Gannett Co. Inc.	15,728	466,650
Harte-Hanks Inc.	3,082	19,632
Interpublic Group of Companies Inc. (The)	29,522	540,843
John Wiley & Sons Inc. Class A	3,336	187,183
Lamar Advertising Co. Class A	5,617	276,637
Live Nation Entertainment Inc.[a]	9,877	237,246
Meredith Corp.	2,501	107,043
New York Times Co. (The) Class A	9,161	102,786
News Corp. Class A NVS[a]	34,538	564,696
Omnicom Group Inc.	17,503	1,205,257
Scholastic Corp.	1,810	58,499
Scripps Networks Interactive Inc. Class A	7,293	569,510
Sizmek Inc.[a]	1,867	14,451
Time Inc.[a]	7,682	179,989
Time Warner Cable Inc.	19,506	2,798,916
Time Warner Inc.	59,830	4,499,814
Twenty-First Century Fox Inc. Class A	131,824	4,520,245
Viacom Inc. Class B NVS	26,611	2,047,450
Walt Disney Co. (The)	110,502	9,837,993

		44,861,048
METALS & MINING — 0.68%
A.M. Castle & Co.[a,b]	1,198	10,231
AK Steel Holding Corp.[a]	12,044	96,473
Alcoa Inc.	82,292	1,324,078
Allegheny Technologies Inc.	7,730	286,783
Carpenter Technology Corp.	3,694	166,784
Century Aluminum Co.[a,b]	3,741	97,154
Cliffs Natural Resources Inc.[b]	10,516	109,156
Commercial Metals Co.	8,325	142,108

Security	Shares	Value

Compass Minerals International Inc.	2,408	$202,946
Freeport-McMoRan Inc.	72,777	2,376,169
Gerber Scientific Inc. Escrow[a]	664	7
Globe Specialty Metals Inc.	4,289	78,017
Haynes International Inc.	887	40,793
Kaiser Aluminum Corp.	1,245	94,894
Materion Corp.	1,284	39,380
Newmont Mining Corp.	34,845	803,177
Nucor Corp.	22,253	1,207,893
Olympic Steel Inc.	625	12,856
Reliance Steel & Aluminum Co.	5,488	375,379
Royal Gold Inc.	4,580	297,425
RTI International Metals Inc.[a]	2,116	52,181
Steel Dynamics Inc.	16,706	377,723
Stillwater Mining Co.[a,b]	8,680	130,460
SunCoke Energy Inc.[a]	4,655	104,505
TimkenSteel Corp.	2,665	123,896
United States Steel Corp.	10,148	397,497
US Silica Holdings Inc.	3,710	231,912
Worthington Industries Inc.	3,717	138,347

		9,318,224
MULTI-UTILITIES — 1.13%
Alliant Energy Corp.	7,683	425,715
Ameren Corp.	16,906	648,007
Avista Corp.	4,312	131,645
Black Hills Corp.	3,053	146,178
CenterPoint Energy Inc.	30,175	738,382
CMS Energy Corp.	18,854	559,210
Consolidated Edison Inc.	20,556	1,164,703
Dominion Resources Inc.	40,741	2,814,796
DTE Energy Co.	12,398	943,240
Integrys Energy Group Inc.	5,574	361,307
MDU Resources Group Inc.	13,587	377,854
NiSource Inc.	21,966	900,167
NorthWestern Corp.	2,820	127,915
PG&E Corp.	33,090	1,490,374
Public Service Enterprise Group Inc.	35,418	1,318,966
SCANA Corp.	9,884	490,345
Sempra Energy	16,228	1,710,107
TECO Energy Inc.	16,295	283,207
Vectren Corp.	5,888	234,931
Wisconsin Energy Corp.	15,931	685,033

		15,552,082
MULTILINE RETAIL — 0.64%
Big Lots Inc.	3,988	171,684
Dollar General Corp.[a]	21,238	1,297,854
Dollar Tree Inc.[a]	14,490	812,454
Family Dollar Stores Inc.	6,783	523,919
Fred’s Inc. Class A	2,138	29,932
J.C. Penney Co. Inc.[a,b]	21,325	214,103
Kohl’s Corp.	14,370	877,001
Macy’s Inc.	24,633	1,433,148
Nordstrom Inc.	9,977	682,128
Target Corp.	44,393	2,782,553
Tuesday Morning Corp.[a,b]	2,413	46,824

		8,871,600
OIL, GAS & CONSUMABLE FUELS — 7.26%
Anadarko Petroleum Corp.	35,396	3,590,570

31

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2014

Security	Shares	Value

Apache Corp.	26,709	$2,507,174
Approach Resources Inc.[a,b]	2,460	35,670
Arch Coal Inc.[b]	14,487	30,712
Bill Barrett Corp.[a,b]	3,338	73,570
Cabot Oil & Gas Corp.	29,149	952,881
Carrizo Oil & Gas Inc.[a]	2,846	153,172
Chesapeake Energy Corp.	36,453	838,054
Chevron Corp.	132,863	15,853,213
Cimarex Energy Co.	6,110	773,098
Cloud Peak Energy Inc.[a]	4,057	51,199
Comstock Resources Inc.	3,123	58,150
ConocoPhillips	85,952	6,577,047
CONSOL Energy Inc.	16,087	609,054
Contango Oil & Gas Co.[a]	1,229	40,852
Denbury Resources Inc.	24,973	375,344
Devon Energy Corp.	26,991	1,840,246
Energen Corp.	5,138	371,169
EOG Resources Inc.	38,295	3,791,971
EQT Corp.	10,680	977,647
Exxon Mobil Corp.	298,371	28,061,793
Forest Oil Corp.[a,b]	7,384	8,639
Green Plains Inc.	2,169	81,099
Gulfport Energy Corp.[a]	6,061	323,657
Hess Corp.	18,346	1,730,395
HollyFrontier Corp.	13,777	601,779
Kinder Morgan Inc.	45,932	1,761,033
Marathon Oil Corp.	47,390	1,781,390
Marathon Petroleum Corp.	19,783	1,675,027
Murphy Oil Corp.	11,813	672,278
Newfield Exploration Co.[a]	9,625	356,799
Noble Energy Inc.	25,201	1,722,740
Northern Oil and Gas Inc.[a,b]	4,297	61,103
Occidental Petroleum Corp.	54,564	5,246,329
ONEOK Inc.	14,637	959,455
PDC Energy Inc.[a]	2,451	123,261
Peabody Energy Corp.	19,334	239,355
Penn Virginia Corp.[a,b]	5,055	64,249
PetroQuest Energy Inc.[a]	3,722	20,918
Phillips 66	39,126	3,181,335
Pioneer Natural Resources Co.	10,040	1,977,579
QEP Resources Inc.	11,809	363,481
Range Resources Corp.	11,797	799,955
Rosetta Resources Inc.[a]	4,396	195,886
SM Energy Co.	4,748	370,344
Southwestern Energy Co.[a]	24,565	858,547
Spectra Energy Corp.	47,130	1,850,324
Stone Energy Corp.[a]	3,805	119,325
Swift Energy Co.[a,b]	2,810	26,976
Synergy Resources Corp.[a,b]	4,482	54,636
Tesoro Corp.	8,995	548,515
Valero Energy Corp.	37,052	1,714,396
Williams Companies Inc. (The)	47,050	2,604,217
World Fuel Services Corp.	4,934	196,965
WPX Energy Inc.[a]	14,397	346,392

		100,200,965
PAPER & FOREST PRODUCTS — 0.17%
Boise Cascade Co.[a]	2,766	83,367
Clearwater Paper Corp.[a]	1,313	78,925
Deltic Timber Corp.	906	56,462
Domtar Corp.	4,434	155,767
International Paper Co.	29,964	1,430,481
KapStone Paper and Packaging Corp.[a]	5,490	153,555

Security	Shares	Value

Louisiana-Pacific Corp.[a]	9,496	$129,051
Neenah Paper Inc.	1,284	68,668
P.H. Glatfelter Co.	3,034	66,596
Schweitzer-Mauduit International Inc.	2,159	89,188
Veritiv Corp.[a,b]	580	29,035
Wausau Paper Corp.	3,414	27,073

		2,368,168
PERSONAL PRODUCTS — 0.12%
Avon Products Inc.	30,794	388,004
Estee Lauder Companies Inc. (The) Class A	15,675	1,171,236
Inter Parfums Inc.	1,205	33,138
Medifast Inc.[a]	918	30,138

		1,622,516
PHARMACEUTICALS — 5.69%
AbbVie Inc.	111,337	6,430,825
Actavis PLC[a]	18,479	4,458,613
Akorn Inc.[a,b]	5,221	189,366
Allergan Inc.	20,804	3,707,065
Bristol-Myers Squibb Co.	116,024	5,938,108
Depomed Inc.[a]	4,048	61,489
Eli Lilly and Co.	68,786	4,460,772
Endo International PLC[a]	10,774	736,295
Hospira Inc.[a,b]	11,691	608,283
Impax Laboratories Inc.[a]	4,606	109,208
Johnson & Johnson	197,322	21,032,552
Lannett Co. Inc.[a]	1,920	87,705
Mallinckrodt PLC[a]	7,953	716,963
Medicines Co. (The)[a,b]	4,331	96,668
Merck & Co. Inc.	201,839	11,965,016
Mylan Inc.[a]	26,189	1,191,338
Perrigo Co. PLC	9,357	1,405,328
Pfizer Inc.	443,665	13,119,174
Prestige Brands Holdings Inc.[a,b]	3,764	121,841
Sagent Pharmaceuticals Inc.[a,b]	1,494	46,463
Salix Pharmaceuticals Ltd.[a]	4,420	690,581
Zoetis Inc.	35,238	1,302,044

		78,475,697
PROFESSIONAL SERVICES — 0.30%
CDI Corp.	880	12,778
Corporate Executive Board Co. (The)	2,419	145,309
Dun & Bradstreet Corp. (The)	2,545	298,961
Equifax Inc.	8,569	640,447
Exponent Inc.	931	65,989
FTI Consulting Inc.[a]	2,781	97,224
Heidrick & Struggles International Inc.	1,222	25,100
Insperity Inc.	1,535	41,967
Kelly Services Inc. Class A	1,873	29,350
Korn/Ferry International[a]	3,709	92,354
Manpowergroup Inc.	5,659	396,696
Navigant Consulting Inc.[a]	3,440	47,850
Nielsen NV	21,465	951,544
On Assignment Inc.[a]	3,126	83,933
Resources Connection Inc.	3,098	43,186
Robert Half International Inc.	9,748	477,652
Towers Watson & Co. Class A	4,929	490,436
TrueBlue Inc.[a]	2,703	68,278
WageWorks Inc.[a]	2,061	93,837

		4,102,891

32

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2014

Security	Shares	Value

REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.87%
Acadia Realty Trust	4,122	$113,685
Agree Realty Corp.	862	23,602
Alexandria Real Estate Equities Inc.	5,097	375,904
American Assets Trust Inc.	1,724	56,840
American Campus Communities Inc.	7,345	267,725
American Tower Corp.	27,761	2,599,262
Apartment Investment and Management Co. Class A	10,146	322,846
Associated Estates Realty Corp.	4,353	76,221
AvalonBay Communities Inc.	9,210	1,298,334
Aviv REIT Inc.	1,795	47,298
BioMed Realty Trust Inc.	13,562	273,952
Boston Properties Inc.	10,691	1,237,590
Camden Property Trust	6,048	414,469
Capstead Mortgage Corp.[b]	6,692	81,910
CareTrust REIT Inc.[a]	1,531	21,893
Cedar Realty Trust Inc.	5,742	33,878
Chesapeake Lodging Trust	3,837	111,849
CoreSite Realty Corp.	1,497	49,206
Corporate Office Properties Trust	6,356	163,476
Corrections Corp. of America	8,012	275,292
Cousins Properties Inc.	14,082	168,280
Crown Castle International Corp.	23,353	1,880,617
DiamondRock Hospitality Co.	13,837	175,453
Duke Realty Corp.	23,177	398,181
EastGroup Properties Inc.[b]	2,106	127,603
Education Realty Trust Inc.[b]	7,398	76,051
EPR Properties	3,686	186,807
Equity One Inc.	5,386	116,499
Equity Residential	25,391	1,563,578
Essex Property Trust Inc.[b]	4,386	783,998
Extra Space Storage Inc.	7,747	399,513
Federal Realty Investment Trust	4,673	553,564
Franklin Street Properties Corp.	6,149	68,992
General Growth Properties Inc.	44,051	1,037,401
GEO Group Inc. (The)	5,036	192,476
Getty Realty Corp.	1,860	31,620
Government Properties Income Trust	4,767	104,445
HCP Inc.	32,150	1,276,677
Health Care REIT Inc.	22,749	1,418,855
Healthcare Realty Trust Inc.	6,972	165,097
Highwoods Properties Inc.	6,434	250,283
Home Properties Inc.	3,941	229,524
Hospitality Properties Trust	10,278	275,964
Host Hotels & Resorts Inc.	53,262	1,136,079
Inland Real Estate Corp.	5,483	54,337
Kilroy Realty Corp.	5,834	346,773
Kimco Realty Corp.[b]	28,877	632,695
Kite Realty Group Trust	5,818	141,028
LaSalle Hotel Properties	7,541	258,204
Lexington Realty Trust[b]	14,214	139,155
Liberty Property Trust[b]	10,240	340,582
LTC Properties Inc.	2,499	92,188
Macerich Co. (The)	9,795	625,215
Mack-Cali Realty Corp.[b]	5,703	108,984
Medical Properties Trust Inc.[b]	11,818	144,889
Mid-America Apartment Communities Inc.	5,308	348,470
National Retail Properties Inc.[b]	8,576	296,472
Omega Healthcare Investors Inc.[b]	8,744	298,957
Parkway Properties Inc.	5,345	100,379

Security	Shares	Value

Pennsylvania Real Estate Investment Trust	4,590	$91,525
Plum Creek Timber Co. Inc.	12,522	488,483
Post Properties Inc.	3,723	191,139
Potlatch Corp.	2,753	110,698
Prologis Inc.	35,036	1,320,857
PS Business Parks Inc.	1,291	98,297
Public Storage	10,152	1,683,608
Rayonier Inc.	8,889	276,803
Realty Income Corp.[b]	15,575	635,304
Regency Centers Corp.	6,539	351,994
Retail Opportunity Investments Corp.	6,047	88,891
Sabra Healthcare REIT Inc.	3,183	77,411
Saul Centers Inc.	942	44,029
Senior Housing Properties Trust	14,039	293,696
Simon Property Group Inc.	21,770	3,579,423
SL Green Realty Corp.[b]	6,363	644,699
Sovran Self Storage Inc.	2,359	175,415
Tanger Factory Outlet Centers Inc.	6,846	224,001
Taubman Centers Inc.	4,373	319,229
UDR Inc.	17,803	485,132
Universal Health Realty Income Trust	338	14,088
Urstadt Biddle Properties Inc. Class A	793	16,098
Ventas Inc.	19,622	1,215,583
Vornado Realty Trust	12,221	1,221,611
Washington Prime Group Inc.	10,880	190,182
Weingarten Realty Investors	7,700	242,550
Weyerhaeuser Co.	36,764	1,171,301

		39,643,164
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.08%
Alexander & Baldwin Inc.	3,098	111,435
CBRE Group Inc. Class Aa	19,631	583,826
Forestar Group Inc.[a,b]	2,420	42,882
Jones Lang LaSalle Inc.	3,082	389,380

		1,127,523
ROAD & RAIL — 1.07%
ArcBest Corp.	1,803	67,252
Celadon Group Inc.	1,527	29,700
Con-way Inc.	4,016	190,760
CSX Corp.	69,996	2,244,072
Genesee & Wyoming Inc. Class Aa	3,628	345,785
Heartland Express Inc.	3,730	89,371
J.B. Hunt Transport Services Inc.	6,449	477,548
Kansas City Southern Industries Inc.	7,729	936,755
Knight Transportation Inc.	4,513	123,611
Landstar System Inc.	3,120	225,233
Norfolk Southern Corp.	21,644	2,415,470
Old Dominion Freight Line Inc.[a]	4,740	334,834
Roadrunner Transportation Systems Inc.[a]	1,764	40,201
Ryder System Inc.	3,661	329,380
Saia Inc.[a]	1,648	81,675
Union Pacific Corp.	62,803	6,809,101
Werner Enterprises Inc.	3,054	76,961

		14,817,709
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.55%
Advanced Energy Industries Inc.[a]	2,498	46,937
Advanced Micro Devices Inc.[a,b]	42,453	144,765
Altera Corp.	21,798	779,932
Analog Devices Inc.	21,888	1,083,237

33

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2014

Security	Shares	Value

Applied Materials Inc.	85,270	$1,842,685
Atmel Corp.[a]	29,069	234,877
Avago Technologies Ltd.	17,618	1,532,766
Broadcom Corp. Class A	37,526	1,516,801
Brooks Automation Inc.	4,570	48,031
Cabot Microelectronics Corp.[a]	1,560	64,662
CEVA Inc.[a]	1,548	20,805
Cirrus Logic Inc.[a]	4,627	96,473
Cohu Inc.	1,800	21,546
Cree Inc.[a]	8,620	352,989
Cypress Semiconductor Corp.	10,704	105,702
Diodes Inc.[a]	2,472	59,130
DSP Group Inc.[a]	1,582	14,032
Entropic Communications Inc.[a]	6,117	16,271
Exar Corp.[a]	3,057	27,360
Fairchild Semiconductor International Inc.[a]	8,618	133,837
First Solar Inc.[a]	5,274	347,082
GT Advanced Technologies Inc.[a,b]	9,561	103,546
Integrated Device Technology Inc.[a]	10,446	166,614
Intel Corp.	346,423	12,062,449
International Rectifier Corp.[a]	5,215	204,636
Intersil Corp. Class A	9,299	132,139
KLA-Tencor Corp.	11,679	920,072
Kopin Corp.[a]	4,664	15,858
Kulicke and Soffa Industries Inc.[a]	5,554	79,033
Lam Research Corp.	11,286	843,064
Linear Technology Corp.	16,671	740,026
Micrel Inc.	3,397	40,866
Microchip Technology Inc.	13,924	657,630
Micron Technology Inc.[a]	74,968	2,568,404
Microsemi Corp.[a]	7,007	178,048
MKS Instruments Inc.	3,752	125,242
Monolithic Power Systems Inc.	2,545	112,107
Nanometrics Inc.[a]	1,258	18,996
NVIDIA Corp.	36,445	672,410
Pericom Semiconductor Corp.[a]	1,592	15,506
Power Integrations Inc.	2,196	118,386
RF Micro Devices Inc.[a,b]	20,455	236,051
Rubicon Technology Inc.[a]	1,244	5,287
Rudolph Technologies Inc.[a]	2,152	19,476
Semtech Corp.[a]	4,649	126,220
Silicon Laboratories Inc.[a]	2,725	110,744
Skyworks Solutions Inc.	13,274	770,556
SunEdison Inc.[a]	17,469	329,815
Synaptics Inc.[a,b]	2,573	188,344
Teradyne Inc.	14,653	284,122
Tessera Technologies Inc.	3,440	91,435
Texas Instruments Inc.	74,729	3,563,826
TriQuint Semiconductor Inc.[a]	11,931	227,524
Ultratech Inc.[a,b]	1,825	41,519
Veeco Instruments Inc.[a,b]	2,757	96,357
Xilinx Inc.	18,809	796,561

		35,152,789
SOFTWARE — 3.84%
ACI Worldwide Inc.[a]	8,214	154,095
Adobe Systems Inc.[a]	33,172	2,295,171
Advent Software Inc.	3,287	103,738
ANSYS Inc.[a]	6,429	486,482
Autodesk Inc.[a]	15,938	878,184
Blackbaud Inc.	3,453	135,668
Bottomline Technologies Inc.[a]	2,762	76,204
CA Inc.	22,679	633,651

Security	Shares	Value

Cadence Design Systems Inc.[a]	20,404	$351,153
Citrix Systems Inc.[a]	11,431	815,488
CommVault Systems Inc.[a,b]	3,030	152,712
Compuware Corp.	16,215	172,041
Concur Technologies Inc.[a,b]	3,301	418,633
Ebix Inc.[b]	2,149	30,473
Electronic Arts Inc.[a]	21,997	783,313
EPIQ Systems Inc.	2,149	37,737
FactSet Research Systems Inc.	2,792	339,312
Fair Isaac Corp.	2,153	118,630
Fortinet Inc.[a]	9,536	240,927
Informatica Corp.[a]	7,785	266,558
Interactive Intelligence Group Inc.[a]	1,182	49,408
Intuit Inc.	19,825	1,737,661
Manhattan Associates Inc.[a]	5,315	177,627
Mentor Graphics Corp.	7,109	145,699
Microsoft Corp.	576,487	26,725,937
MicroStrategy Inc. Class Aa	616	80,598
Monotype Imaging Holdings Inc.	2,979	84,365
NetScout Systems Inc.[a,b]	2,468	113,034
Oracle Corp.	227,563	8,711,112
Progress Software Corp.[a]	3,385	80,935
PTC Inc.[a]	8,208	302,875
Red Hat Inc.[a]	13,329	748,423
Rovi Corp.[a]	6,576	129,843
Salesforce.com Inc.[a]	40,410	2,324,787
SolarWinds Inc.[a]	4,701	197,677
Solera Holdings Inc.	4,873	274,642
Symantec Corp.	48,674	1,144,326
Synchronoss Technologies Inc.[a]	2,242	102,639
Synopsys Inc.[a]	10,807	428,984
Take-Two Interactive Software Inc.[a]	5,534	127,669
Tangoe Inc.[a,b]	2,391	32,398
TIBCO Software Inc.[a]	10,730	253,550
Tyler Technologies Inc.[a,b]	2,303	203,585
Ultimate Software Group Inc. (The)[a]	1,982	280,473
Vasco Data Security International Inc.[a]	1,887	35,438

		52,983,855
SPECIALTY RETAIL — 2.34%
Aaron’s Inc.	4,441	108,005
Abercrombie & Fitch Co. Class A	5,127	186,315
Advance Auto Parts Inc.	5,159	672,218
Aeropostale Inc.[a,b]	5,536	18,213
American Eagle Outfitters Inc.	12,334	179,090
ANN INC.[a]	3,350	137,785
Ascena Retail Group Inc.[a]	8,935	118,836
AutoNation Inc.[a]	5,493	276,353
AutoZone Inc.[a,b]	2,297	1,170,689
Barnes & Noble Inc.[a,b]	2,814	55,548
Bed Bath & Beyond Inc.[a]	14,052	925,043
Best Buy Co. Inc.	20,370	684,228
Big 5 Sporting Goods Corp.	944	8,845
Brown Shoe Co. Inc.	2,759	74,852
Buckle Inc. (The)[b]	1,849	83,926
Cabela’s Inc.[a,b]	3,369	198,434
CarMax Inc.[a,b]	15,489	719,464
Cato Corp. (The) Class A	1,900	65,474
Chico’s FAS Inc.	10,822	159,841
Children’s Place Inc. (The)	1,592	75,875
Christopher & Banks Corp.[a]	2,499	24,715
CST Brands Inc.	5,246	188,594
Dick’s Sporting Goods Inc.	7,095	311,329

34

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2014

Security	Shares	Value

Finish Line Inc. (The) Class A	3,215	$80,471
Foot Locker Inc.	10,157	565,237
Francesca’s Holdings Corp.[a,b]	3,058	42,598
GameStop Corp. Class A	8,054	331,825
Gap Inc. (The)	19,229	801,657
Genesco Inc.[a]	1,741	130,140
Group 1 Automotive Inc.	1,504	109,356
Guess? Inc.	4,278	93,988
Haverty Furniture Companies Inc.	1,242	27,063
Hibbett Sports Inc.[a]	1,830	78,013
Home Depot Inc. (The)	94,181	8,640,165
Kirkland’s Inc.[a]	1,234	19,880
L Brands Inc.	17,172	1,150,181
Lithia Motors Inc. Class A	1,645	124,510
Lowe’s Companies Inc.	69,094	3,656,454
Lumber Liquidators Holdings Inc.[a]	1,879	107,817
MarineMax Inc.[a]	1,553	26,168
Men’s Wearhouse Inc. (The)	3,117	147,185
Monro Muffler Brake Inc.	2,134	103,563
Murphy USA Inc.[a]	3,144	166,821
O’Reilly Automotive Inc.[a,b]	7,225	1,086,351
Office Depot Inc.[a]	34,991	179,854
Outerwall Inc.[a,b]	1,471	82,523
Pep Boys – Manny, Moe & Jack (The)[a]	3,964	35,319
PetSmart Inc.	6,903	483,831
Rent-A-Center Inc.	3,651	110,808
Ross Stores Inc.	14,747	1,114,578
Select Comfort Corp.[a]	3,978	83,220
Signet Jewelers Ltd.	5,675	646,439
Sonic Automotive Inc. Class A	2,456	60,197
Stage Stores Inc.	2,434	41,646
Staples Inc.	44,645	540,204
Stein Mart Inc.	1,868	21,575
Tiffany & Co.	7,777	749,003
TJX Companies Inc. (The)	48,486	2,868,917
Tractor Supply Co.	9,786	601,937
Urban Outfitters Inc.[a,b]	7,155	262,588
Vitamin Shoppe Inc.[a]	2,147	95,305
Williams-Sonoma Inc.	6,208	413,267
Zumiez Inc.[a,b]	1,533	43,077

		32,367,403
TEXTILES, APPAREL & LUXURY GOODS — 0.91%
Carter’s Inc.	3,775	292,638
Coach Inc.	19,366	689,623
Crocs Inc.[a]	6,140	77,241
Deckers Outdoor Corp.[a]	2,456	238,674
Fossil Group Inc.[a]	3,300	309,870
G-III Apparel Group Ltd.[a]	1,313	108,795
Hanesbrands Inc.	6,999	751,973
Iconix Brand Group Inc.[a,b]	3,312	122,345
Kate Spade & Co.[a]	8,698	228,149
Michael Kors Holdings Ltd.[a]	14,309	1,021,519
Movado Group Inc.	1,213	40,102
Nike Inc. Class B	49,231	4,391,405
Oxford Industries Inc.	930	56,721
Perry Ellis International Inc.[a]	905	18,417
PVH Corp.	5,748	696,370
Quiksilver Inc.[a,b]	8,595	14,783
Ralph Lauren Corp.	4,261	701,915
SKECHERS U.S.A. Inc. Class Aa	2,690	143,404
Steven Madden Ltd.[a]	4,204	135,495
Under Armour Inc. Class Aa,b	11,679	807,019

Security	Shares	Value

VF Corp.	24,120	$1,592,644
Wolverine World Wide Inc.	7,442	186,496

		12,625,598
THRIFTS & MORTGAGE FINANCE — 0.12%
Astoria Financial Corp.	5,567	68,975
Bank Mutual Corp.	3,093	19,826
BofI Holding Inc.[a,b]	835	60,713
Brookline Bancorp Inc.	4,936	42,203
Dime Community Bancshares Inc.	1,877	27,029
Hudson City Bancorp Inc.	32,908	319,866
New York Community Bancorp Inc.	31,294	496,636
Northwest Bancshares Inc.	7,103	85,946
Oritani Financial Corp.	2,825	39,804
People’s United Financial Inc.	21,774	315,070
Provident Financial Services Inc.	3,704	60,634
TrustCo Bank Corp. NY	6,482	41,744
Washington Federal Inc.	7,110	144,760

		1,723,206
TOBACCO — 1.33%
Alliance One International Inc.[a]	6,125	12,066
Altria Group Inc.	138,807	6,376,794
Lorillard Inc.	25,214	1,510,571
Philip Morris International Inc.	109,308	9,116,287
Reynolds American Inc.	21,500	1,268,500
Universal Corp.	1,279	56,775

		18,340,993
TRADING COMPANIES & DISTRIBUTORS — 0.28%
Aceto Corp.	1,837	35,491
Applied Industrial Technologies Inc.	2,810	128,277
DXP Enterprises Inc.[a,b]	801	59,018
Fastenal Co.[b]	19,067	856,108
GATX Corp.	3,075	179,488
Kaman Corp.	1,818	71,447
MSC Industrial Direct Co. Inc. Class A	3,595	307,229
NOW Inc.[a,b]	7,442	226,311
United Rentals Inc.[a,b]	6,672	741,259
W.W. Grainger Inc.	4,268	1,074,042
Watsco Inc.	1,900	163,742

		3,842,412
WATER UTILITIES — 0.03%
American States Water Co.	2,895	88,066
Aqua America Inc.	12,315	289,772

		377,838
WIRELESS TELECOMMUNICATION SERVICES — 0.01%
NTELOS Holdings Corp.	879	9,353
Telephone & Data Systems Inc.	7,066	169,301

		178,654

TOTAL COMMON STOCKS
(Cost: $1,153,558,033)		1,377,678,021

35

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2014

Security	Shares	Value

SHORT-TERM INVESTMENTS — 1.77%

MONEY MARKET FUNDS — 1.77%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	21,904,689	$21,904,689
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	1,358,107	1,358,107
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	1,107,900	1,107,900

		24,370,696

TOTAL SHORT-TERM INVESTMENTS
(Cost: $24,370,696)		24,370,696

TOTAL INVESTMENTS IN SECURITIES — 101.58%
(Cost: $1,177,928,729)		1,402,048,717
Other Assets, Less Liabilities — (1.58)%		(21,779,230)

NET ASSETS — 100.00%		$1,380,269,487

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

36

Schedule of Investments  (Unaudited)

iSHARES® RUSSELL 1000 ETF

September 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.87%

AEROSPACE & DEFENSE — 2.57%
Alliant Techsystems Inc.	15,656	$1,998,332
B/E Aerospace Inc.[a]	51,668	4,337,012
Boeing Co. (The)	356,833	45,453,388
Exelis Inc.	92,310	1,526,807
General Dynamics Corp.	149,628	19,016,222
Hexcel Corp.[a]	48,009	1,905,957
Honeywell International Inc.	383,201	35,683,677
Huntington Ingalls Industries Inc.	24,065	2,507,814
L-3 Communications Holdings Inc.	42,351	5,036,381
Lockheed Martin Corp.	132,595	24,235,714
Northrop Grumman Corp.	104,760	13,803,178
Precision Castparts Corp.	70,822	16,776,315
Raytheon Co.	153,066	15,554,567
Rockwell Collins Inc.	66,040	5,184,140
Spirit AeroSystems Holdings Inc. Class Aa	59,136	2,250,716
Textron Inc.	136,505	4,912,815
TransDigm Group Inc.	25,934	4,780,414
Triumph Group Inc.	25,572	1,663,459
United Technologies Corp.	448,588	47,370,893
Vectrus Inc.[a]	5,128	100,156

		254,097,957
AIR FREIGHT & LOGISTICS — 0.67%
C.H. Robinson Worldwide Inc.	72,793	4,827,632
Expeditors International of Washington Inc.	96,861	3,930,619
FedEx Corp.	144,589	23,343,894
United Parcel Service Inc. Class B	346,371	34,044,806

		66,146,951
AIRLINES — 0.55%
Alaska Air Group Inc.	67,402	2,934,683
American Airlines Group Inc.	352,064	12,491,231
Copa Holdings SA Class A	16,364	1,755,693
Delta Air Lines Inc.	414,864	14,997,334
Southwest Airlines Co.	337,887	11,410,444
Spirit Airlines Inc.[a]	35,706	2,468,713
United Continental Holdings Inc.[a]	183,142	8,569,214

		54,627,312
AUTO COMPONENTS — 0.37%
BorgWarner Inc.	112,160	5,900,738
Gentex Corp.	71,611	1,917,026
Goodyear Tire & Rubber Co. (The)	135,053	3,050,172
Johnson Controls Inc.	324,770	14,289,880
Lear Corp.	39,867	3,444,907
TRW Automotive Holdings Corp.[a]	54,331	5,501,014
Visteon Corp.[a]	21,566	2,097,294

		36,201,031
AUTOMOBILES — 0.73%
Ford Motor Co.	1,900,233	28,104,446
General Motors Co.	784,710	25,063,638

Security	Shares	Value

Harley-Davidson Inc.	106,429	$6,194,168
Tesla Motors Inc.[a]	46,499	11,284,377
Thor Industries Inc.	22,606	1,164,209

		71,810,838
BEVERAGES — 1.91%
Brown-Forman Corp. Class B NVS	75,497	6,811,339
Coca-Cola Co. (The)	1,943,003	82,888,508
Coca-Cola Enterprises Inc.	123,405	5,474,246
Constellation Brands Inc. Class Aa	78,742	6,863,153
Dr Pepper Snapple Group Inc.	96,393	6,199,034
Molson Coors Brewing Co. Class B NVS	66,689	4,964,329
Monster Beverage Corp.[a]	70,247	6,439,542
PepsiCo Inc.	741,874	69,061,051

		188,701,202
BIOTECHNOLOGY — 2.85%
Alexion Pharmaceuticals Inc.[a]	96,778	16,047,728
Alkermes PLC[a]	70,877	3,038,497
Alnylam Pharmaceuticals Inc.[a]	32,588	2,545,123
Amgen Inc.	370,442	52,032,283
Biogen Idec Inc.[a]	116,075	38,398,771
BioMarin Pharmaceutical Inc.[a]	71,619	5,168,027
Celgene Corp.[a]	391,871	37,141,533
Cubist Pharmaceuticals Inc.[a,b]	36,988	2,453,784
Gilead Sciences Inc.[a]	751,495	79,996,643
Incyte Corp.[a]	70,927	3,478,969
Intercept Pharmaceuticals Inc.[a,b]	6,085	1,440,259
Medivation Inc.[a]	37,559	3,713,458
Myriad Genetics Inc.[a,b]	36,597	1,411,546
Pharmacyclics Inc.[a,b]	29,900	3,511,157
Regeneron Pharmaceuticals Inc.[a]	38,575	13,907,059
Seattle Genetics Inc.[a,b]	49,649	1,845,950
United Therapeutics Corp.[a]	23,531	3,027,263
Vertex Pharmaceuticals Inc.[a]	115,393	12,959,788

		282,117,838
BUILDING PRODUCTS — 0.18%
A.O. Smith Corp.	37,109	1,754,513
Allegion PLC	47,339	2,255,230
Armstrong World Industries Inc.[a,b]	22,187	1,242,472
Fortune Brands Home & Security Inc.	81,505	3,350,671
Lennox International Inc.	24,083	1,851,260
Masco Corp.	174,930	4,184,326
Owens Corning	57,769	1,834,166
USG Corp.[a,b]	45,668	1,255,413

		17,728,051
CAPITAL MARKETS — 2.25%
Affiliated Managers Group Inc.[a]	27,119	5,433,563
Ameriprise Financial Inc.	92,766	11,445,469
Artisan Partners Asset Management Inc.	13,436	699,344
Bank of New York Mellon Corp. (The)	557,975	21,610,372
BlackRock Inc.[c]	62,384	20,481,915
Charles Schwab Corp. (The)	550,013	16,164,882
E*TRADE Financial Corp.[a]	141,818	3,203,669
Eaton Vance Corp. NVS	59,056	2,228,183
Federated Investors Inc. Class B	46,071	1,352,644
Franklin Resources Inc.	193,774	10,581,998

1

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

September 30, 2014

Security	Shares	Value

Goldman Sachs Group Inc. (The)	218,824	$40,169,522
Invesco Ltd.[b]	211,033	8,331,583
Lazard Ltd. Class A	60,646	3,074,752
Legg Mason Inc.	50,930	2,605,579
LPL Financial Holdings Inc.	42,917	1,976,328
Morgan Stanley	750,494	25,944,577
Northern Trust Corp.	115,965	7,889,099
NorthStar Asset Management Group Inc.[a]	90,069	1,659,071
Raymond James Financial Inc.	61,263	3,282,471
SEI Investments Co.	65,156	2,356,041
State Street Corp.	210,587	15,501,309
T. Rowe Price Group Inc.	128,284	10,057,466
TD Ameritrade Holding Corp.	131,874	4,400,635
Waddell & Reed Financial Inc. Class A	41,800	2,160,642

		222,611,114
CHEMICALS — 2.63%
Air Products and Chemicals Inc.	103,781	13,510,211
Airgas Inc.	36,433	4,031,311
Albemarle Corp.	39,056	2,300,398
Ashland Inc.	38,219	3,978,598
Cabot Corp.	31,675	1,608,140
Celanese Corp. Series A	76,550	4,479,706
CF Industries Holdings Inc.	25,375	7,085,207
Cytec Industries Inc.	35,558	1,681,538
Dow Chemical Co. (The)	589,160	30,895,550
E.I. du Pont de Nemours and Co.	449,368	32,246,648
Eastman Chemical Co.	73,722	5,963,373
Ecolab Inc.	130,417	14,975,784
FMC Corp.	65,315	3,735,365
Huntsman Corp.	98,955	2,571,840
International Flavors & Fragrances Inc.	39,874	3,823,119
LyondellBasell Industries NV Class A	215,747	23,443,069
Monsanto Co.	256,492	28,857,915
Mosaic Co. (The)	164,224	7,293,188
NewMarket Corp.	4,387	1,671,535
Platform Specialty Products Corp.[a,b]	41,718	1,043,784
PPG Industries Inc.	67,620	13,303,559
Praxair Inc.	143,334	18,490,086
Rayonier Advanced Materials Inc.[b]	20,801	684,561
Rockwood Holdings Inc.	35,196	2,690,734
RPM International Inc.	65,577	3,002,115
Scotts Miracle-Gro Co. (The) Class A	21,966	1,208,130
Sherwin-Williams Co. (The)	42,114	9,222,545
Sigma-Aldrich Corp.	58,280	7,926,663
Valspar Corp. (The)	41,510	3,278,875
W.R. Grace & Co.[a]	37,505	3,410,705
Westlake Chemical Corp.	20,146	1,744,442

		260,158,694
COMMERCIAL BANKS — 5.61%
Associated Banc-Corp.	78,202	1,362,279
Bank of America Corp.	5,145,880	87,737,254
Bank of Hawaii Corp.	21,778	1,237,208
BankUnited Inc.	49,898	1,521,390
BB&T Corp.	351,268	13,070,682
BOK Financial Corp.	13,317	885,314
CIT Group Inc.	94,937	4,363,304
Citigroup Inc.	1,486,545	77,032,762
City National Corp.	23,356	1,767,349
Comerica Inc.	89,180	4,446,515

Security	Shares	Value

Commerce Bancshares Inc.	39,904	$1,781,514
Cullen/Frost Bankers Inc.	25,946	1,985,128
East West Bancorp Inc.	70,350	2,391,900
Fifth Third Bancorp	414,969	8,307,679
First Horizon National Corp.	117,191	1,439,105
First Niagara Financial Group Inc.	174,421	1,452,927
First Republic Bank	67,562	3,336,212
Fulton Financial Corp.	92,760	1,027,781
Huntington Bancshares Inc.	406,189	3,952,219
J.P. Morgan Chase & Co.	1,852,091	111,569,962
KeyCorp	433,424	5,777,542
M&T Bank Corp.	64,141	7,907,944
PacWest Bancorp	47,782	1,970,052
PNC Financial Services Group Inc. (The)[c]	261,345	22,365,905
Popular Inc.[a]	50,204	1,477,755
Regions Financial Corp.	676,808	6,795,152
Signature Bank[a]	24,606	2,757,348
SunTrust Banks Inc.	260,227	9,896,433
SVB Financial Group[a]	24,818	2,781,850
Synovus Financial Corp.	68,023	1,608,064
TCF Financial Corp.	81,725	1,269,189
U.S. Bancorp	840,572	35,161,127
Wells Fargo & Co.	2,336,997	121,220,034
Zions Bancorp	99,465	2,890,453

		554,547,332
COMMERCIAL SERVICES & SUPPLIES — 0.55%
ADT Corp. (The)	85,537	3,033,142
Cintas Corp.	49,328	3,482,064
Clean Harbors Inc.[a,b]	29,851	1,609,566
Copart Inc.[a]	55,234	1,729,653
Covanta Holding Corp.	52,925	1,123,069
Iron Mountain Inc.	84,456	2,757,488
KAR Auction Services Inc.	68,586	1,963,617
Pitney Bowes Inc.	98,085	2,451,144
R.R. Donnelley & Sons Co.[b]	97,904	1,611,500
Republic Services Inc.	130,275	5,083,330
Rollins Inc.	30,916	905,220
Stericycle Inc.[a]	41,548	4,842,835
Tyco International Ltd.	225,204	10,037,342
Waste Connections Inc.	60,092	2,915,664
Waste Management Inc.	227,241	10,800,765

		54,346,399
COMMUNICATIONS EQUIPMENT — 1.58%
Arista Networks Inc.[a]	2,932	258,983
ARRIS Group Inc.[a]	61,698	1,749,447
Brocade Communications Systems Inc.	214,864	2,335,572
Cisco Systems Inc.	2,506,763	63,095,225
CommScope Holding Co. Inc.[a]	30,566	730,833
EchoStar Corp. Class Aa	21,158	1,031,664
F5 Networks Inc.[a,b]	37,184	4,415,228
Harris Corp.	52,253	3,469,599
JDS Uniphase Corp.[a]	113,016	1,446,605
Juniper Networks Inc.	232,138	5,141,857
Motorola Solutions Inc.	110,169	6,971,494
Palo Alto Networks Inc.[a]	26,796	2,628,688
QUALCOMM Inc.	825,953	61,756,506
Riverbed Technology Inc.[a]	79,390	1,472,287

		156,503,988

2

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

September 30, 2014

Security	Shares	Value

COMPUTERS & PERIPHERALS — 4.03%
3D Systems Corp.[a,b]	53,937	$2,501,059
Apple Inc.	2,950,726	297,285,644
Diebold Inc.	31,726	1,120,562
EMC Corp.	1,001,780	29,312,083
Hewlett-Packard Co.	927,318	32,891,969
Lexmark International Inc. Class A	30,615	1,301,137
NCR Corp.[a]	82,402	2,753,051
NetApp Inc.	162,522	6,981,945
SanDisk Corp.	110,447	10,818,284
Stratasys Ltd.[a,b]	24,193	2,922,031
Western Digital Corp.	108,671	10,575,862

		398,463,627
CONSTRUCTION & ENGINEERING — 0.22%
AECOM Technology Corp.[a,b]	48,694	1,643,423
Chicago Bridge & Iron Co. NV	48,363	2,797,800
Fluor Corp.	78,055	5,213,293
Foster Wheeler AG	48,911	1,546,566
Jacobs Engineering Group Inc.[a]	64,893	3,168,076
KBR Inc.	71,823	1,352,427
Quanta Services Inc.[a]	104,722	3,800,361
URS Corp.	33,854	1,950,329

		21,472,275
CONSTRUCTION MATERIALS — 0.10%
Eagle Materials Inc.	24,692	2,514,386
Martin Marietta Materials Inc.	30,318	3,909,203
Vulcan Materials Co.	64,072	3,859,057

		10,282,646
CONSUMER FINANCE — 0.88%
Ally Financial Inc.[a]	132,680	3,070,215
American Express Co.	443,893	38,858,393
Capital One Financial Corp.	279,668	22,826,502
Discover Financial Services	228,000	14,680,920
Navient Corp.	207,405	3,673,143
Santander Consumer USA Holdings Inc.	42,007	748,145
SLM Corp.	207,425	1,775,558
Synchrony Financial[a]	62,398	1,531,871

		87,164,747
CONTAINERS & PACKAGING — 0.33%
AptarGroup Inc.	32,129	1,950,230
Avery Dennison Corp.	46,718	2,085,959
Ball Corp.	68,405	4,327,984
Bemis Co. Inc.	49,526	1,882,978
Crown Holdings Inc.[a]	68,025	3,028,473
Greif Inc. Class A	15,367	673,228
MeadWestvaco Corp.	82,046	3,358,963
Owens-Illinois Inc.[a]	79,873	2,080,692
Packaging Corp. of America	47,747	3,047,214
Rock-Tenn Co. Class A	70,471	3,353,010
Sealed Air Corp.	105,959	3,695,850
Silgan Holdings Inc.	21,417	1,006,599
Sonoco Products Co.	50,089	1,967,997

		32,459,177

Security	Shares	Value

DISTRIBUTORS — 0.11%
Genuine Parts Co.	75,379	$6,611,492
LKQ Corp.[a]	148,090	3,937,713

		10,549,205
DIVERSIFIED CONSUMER SERVICES — 0.11%
Apollo Education Group Inc.[a]	47,336	1,190,500
DeVry Education Group Inc.	31,131	1,332,718
Graham Holdings Co. Class B	1,709	1,195,599
H&R Block Inc.	134,293	4,164,426
Service Corp. International	103,177	2,181,162
ServiceMaster Global Holdings Inc.[a]	20,048	485,162

		10,549,567
DIVERSIFIED FINANCIAL SERVICES — 1.85%
Berkshire Hathaway Inc. Class Ba	895,635	123,723,019
CBOE Holdings Inc.	42,154	2,256,293
CME Group Inc.	155,980	12,471,381
FNFV Group[a]	45,279	623,039
Interactive Brokers Group Inc. Class A	26,487	660,851
Intercontinental Exchange Inc.	56,331	10,987,361
Leucadia National Corp.	180,886	4,312,322
McGraw Hill Financial Inc.	132,975	11,229,739
Moody’s Corp.	92,230	8,715,735
MSCI Inc. Class Aa	57,278	2,693,212
NASDAQ OMX Group Inc. (The)	57,337	2,432,235
Voya Financial Inc.	70,549	2,758,466

		182,863,653
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.18%
AT&T Inc.	2,540,004	89,509,741
CenturyLink Inc.	280,202	11,457,460
Frontier Communications Corp.	486,285	3,165,715
Level 3 Communications Inc.[a]	88,371	4,041,206
tw telecom Inc.[a]	67,708	2,817,330
Verizon Communications Inc.	2,026,493	101,304,385
Windstream Holdings Inc.	293,853	3,167,735

		215,463,572
ELECTRIC UTILITIES — 1.59%
American Electric Power Co. Inc.	238,564	12,455,426
Duke Energy Corp.	346,052	25,874,308
Edison International	158,997	8,891,112
Entergy Corp.	87,432	6,761,117
Exelon Corp.	419,996	14,317,664
FirstEnergy Corp.	204,821	6,875,841
Great Plains Energy Inc.	75,580	1,826,769
Hawaiian Electric Industries Inc.[b]	49,819	1,322,694
ITC Holdings Corp.	77,704	2,768,593
NextEra Energy Inc.	213,395	20,033,523
Northeast Utilities	154,193	6,830,750
OGE Energy Corp.	97,694	3,625,424
Pepco Holdings Inc.	123,070	3,293,353
Pinnacle West Capital Corp.	54,332	2,968,700
PPL Corp.	324,359	10,651,950
Southern Co. (The)	436,178	19,039,170
Westar Energy Inc.	63,235	2,157,578
Xcel Energy Inc.	246,327	7,488,341

		157,182,313

3

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

September 30, 2014

Security	Shares	Value

ELECTRICAL EQUIPMENT — 0.61%
Acuity Brands Inc.	21,219	$2,497,688
AMETEK Inc.	120,372	6,043,878
Babcock & Wilcox Co. (The)	54,491	1,508,856
Eaton Corp. PLC	233,237	14,780,229
Emerson Electric Co.	343,361	21,487,531
Hubbell Inc. Class B	29,026	3,498,504
Regal Beloit Corp.	22,119	1,421,146
Rockwell Automation Inc.	67,534	7,420,636
Solarcity Corp.[a,b]	20,868	1,243,733

		59,902,201
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.46%
Amphenol Corp. Class A	76,629	7,652,172
Arrow Electronics Inc.[a]	48,875	2,705,231
Avnet Inc.	67,865	2,816,398
AVX Corp.	22,989	305,294
CDW Corp.	42,655	1,324,438
Corning Inc.	639,687	12,371,547
Dolby Laboratories Inc. Class Aa	23,456	980,226
FLIR Systems Inc.	69,521	2,178,788
Ingram Micro Inc. Class Aa	76,125	1,964,786
IPG Photonics Corp.[a]	16,321	1,122,558
Jabil Circuit Inc.	99,706	2,011,070
Knowles Corp.[a,b]	41,555	1,101,208
National Instruments Corp.	48,780	1,508,765
Tech Data Corp.[a]	18,700	1,100,682
Trimble Navigation Ltd.[a]	127,996	3,903,878
Vishay Intertechnology Inc.	66,406	948,942
Zebra Technologies Corp. Class Aa	24,762	1,757,359

		45,753,342
ENERGY EQUIPMENT & SERVICES — 1.71%
Atwood Oceanics Inc.[a]	31,581	1,379,774
Baker Hughes Inc.	213,209	13,871,377
Cameron International Corp.[a]	100,216	6,652,338
Diamond Offshore Drilling Inc.[b]	32,860	1,126,112
Dresser-Rand Group Inc.[a]	37,542	3,088,205
Dril-Quip Inc.[a]	20,025	1,790,235
FMC Technologies Inc.[a]	115,389	6,266,776
Frank’s International NV	16,892	315,880
Halliburton Co.	413,239	26,658,048
Helmerich & Payne Inc.	47,379	4,636,983
Nabors Industries Ltd.	145,143	3,303,455
National Oilwell Varco Inc.	209,926	15,975,369
Oceaneering International Inc.	52,958	3,451,273
Oil States International Inc.[a]	23,051	1,426,857
Patterson-UTI Energy Inc.	70,868	2,305,336
Rowan Companies PLC Class A	61,029	1,544,644
RPC Inc.	30,612	672,239
Schlumberger Ltd.	636,423	64,717,855
Seadrill Ltd.[b]	173,283	4,637,053
Seventy Seven Energy Inc.[a]	18,439	437,742
Superior Energy Services Inc.	76,863	2,526,487
Tidewater Inc.	23,930	933,988
Unit Corp.[a]	24,364	1,428,949

		169,146,975

Security	Shares	Value

FOOD & STAPLES RETAILING — 2.00%
Costco Wholesale Corp.	215,243	$26,974,253
CVS Health Corp.	572,148	45,537,259
Kroger Co. (The)	248,984	12,947,168
Rite Aid Corp.[a,b]	478,622	2,316,531
Safeway Inc.	113,018	3,876,517
Sprouts Farmers Market Inc.[a,b]	47,980	1,394,779
Sysco Corp.	285,448	10,832,752
Wal-Mart Stores Inc.	779,630	59,618,306
Walgreen Co.	466,971	27,677,371
Whole Foods Market Inc.	179,720	6,849,129

		198,024,065
FOOD PRODUCTS — 1.58%
Archer-Daniels-Midland Co.	320,210	16,362,731
Bunge Ltd.[b]	72,002	6,064,729
Campbell Soup Co.	85,218	3,641,365
ConAgra Foods Inc.	206,662	6,828,113
Flowers Foods Inc.	84,342	1,548,519
General Mills Inc.	300,645	15,167,540
Hain Celestial Group Inc.[a,b]	24,617	2,519,550
Hershey Co. (The)	72,852	6,952,266
Hormel Foods Corp.	65,613	3,371,852
Ingredion Inc.	36,537	2,769,139
J.M. Smucker Co. (The)	50,856	5,034,235
Kellogg Co.	126,021	7,762,894
Keurig Green Mountain Inc.	69,036	8,983,655
Kraft Foods Group Inc.	291,263	16,427,233
McCormick & Co. Inc. NVS	64,067	4,286,082
Mead Johnson Nutrition Co. Class A	98,628	9,489,986
Mondelez International Inc. Class A	827,658	28,359,701
Pilgrim’s Pride Corp.[a,b]	31,034	948,399
Pinnacle Foods Inc.	26,715	872,245
Tyson Foods Inc. Class A	141,850	5,584,635
WhiteWave Foods Co. (The) Class Aa	85,286	3,098,440

		156,073,309
GAS UTILITIES — 0.13%
AGL Resources Inc.	58,368	2,996,613
Atmos Energy Corp.	49,133	2,343,644
National Fuel Gas Co.	41,228	2,885,548
Questar Corp.	85,959	1,916,026
UGI Corp.	84,619	2,884,662

		13,026,493
HEALTH CARE EQUIPMENT & SUPPLIES — 2.02%
Abbott Laboratories	734,936	30,565,988
Alere Inc.[a,b]	40,565	1,573,111
Align Technology Inc.[a]	40,035	2,069,009
Baxter International Inc.	265,493	19,054,433
Becton, Dickinson and Co.	94,331	10,735,811
Boston Scientific Corp.[a]	648,957	7,664,182
C.R. Bard Inc.	37,423	5,340,636
CareFusion Corp.[a]	101,760	4,604,640
Cooper Companies Inc. (The)	23,479	3,656,854
Covidien PLC	220,615	19,085,404
DENTSPLY International Inc.	69,601	3,173,806
Edwards Lifesciences Corp.[a]	51,782	5,289,531
Hill-Rom Holdings Inc.	28,109	1,164,556

4

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

September 30, 2014

Security	Shares	Value

Hologic Inc.[a]	117,933	$2,869,310
IDEXX Laboratories Inc.[a,b]	25,229	2,972,733
Intuitive Surgical Inc.[a]	17,589	8,122,952
Medtronic Inc.	488,834	30,283,266
ResMed Inc.[b]	68,836	3,391,550
Sirona Dental Systems Inc.[a,b]	28,309	2,170,734
St. Jude Medical Inc.	138,700	8,340,031
Stryker Corp.	164,327	13,269,405
Teleflex Inc.	20,420	2,144,917
Varian Medical Systems Inc.[a]	50,979	4,084,437
Zimmer Holdings Inc.	81,883	8,233,336

		199,860,632
HEALTH CARE PROVIDERS & SERVICES — 2.31%
Aetna Inc.	174,846	14,162,526
AmerisourceBergen Corp.	110,791	8,564,144
Brookdale Senior Living Inc.[a]	83,997	2,706,383
Cardinal Health Inc.	166,223	12,453,427
Catamaran Corp.[a]	101,043	4,258,963
Centene Corp.[a]	28,320	2,342,347
Cigna Corp.	131,258	11,903,788
Community Health Systems Inc.[a,b]	56,524	3,096,950
DaVita HealthCare Partners Inc.[a]	87,174	6,375,906
Envision Healthcare Holdings Inc.[a]	39,797	1,380,160
Express Scripts Holding Co.[a]	378,517	26,734,656
HCA Holdings Inc.[a]	159,706	11,262,467
Health Net Inc.[a,b]	39,364	1,815,074
Henry Schein Inc.[a]	41,864	4,875,900
Humana Inc.	75,562	9,844,973
Laboratory Corp. of America Holdings[a]	41,599	4,232,698
LifePoint Hospitals Inc.[a]	21,814	1,509,311
McKesson Corp.	112,825	21,963,643
MEDNAX Inc.[a,b]	49,140	2,693,855
Omnicare Inc.	48,569	3,023,906
Patterson Companies Inc.	42,510	1,761,189
Premier Inc.[a]	15,705	516,066
Quest Diagnostics Inc.	70,863	4,299,967
Tenet Healthcare Corp.[a]	47,946	2,847,513
UnitedHealth Group Inc.	479,483	41,355,409
Universal Health Services Inc. Class B	43,582	4,554,319
VCA Inc.[a]	43,024	1,692,134
WellPoint Inc.	136,837	16,368,442

		228,596,116
HEALTH CARE TECHNOLOGY — 0.14%
Allscripts Healthcare Solutions Inc.[a]	88,072	1,181,486
athenahealth Inc.[a,b]	18,543	2,441,927
Cerner Corp.[a,b]	146,112	8,703,892
IMS Health Holdings Inc.[a,b]	36,647	959,785
Veeva Systems Inc.[a,b]	18,540	522,272

		13,809,362
HOTELS, RESTAURANTS & LEISURE — 1.84%
Aramark	20,486	538,782
Bally Technologies Inc.[a]	19,294	1,557,026
Brinker International Inc.	31,222	1,585,765
Burger King Worldwide Inc.[b]	51,872	1,538,523
Carnival Corp.	207,269	8,325,996
Chipotle Mexican Grill Inc.[a]	15,183	10,120,836
Choice Hotels International Inc.	17,133	890,916

Security	Shares	Value

Darden Restaurants Inc.	64,906	$3,340,063
Domino’s Pizza Inc.	27,315	2,102,162
Dunkin’ Brands Group Inc.	52,181	2,338,752
Hilton Worldwide Holdings Inc.[a,b]	66,027	1,626,245
Hyatt Hotels Corp. Class Aa	20,325	1,230,069
International Game Technology	120,342	2,030,169
Las Vegas Sands Corp.	183,747	11,430,901
Marriott International Inc. Class A	108,674	7,596,313
McDonald’s Corp.	483,670	45,856,753
MGM Resorts International[a]	183,100	4,171,018
Norwegian Cruise Line Holdings Ltd.[a,b]	44,445	1,600,909
Panera Bread Co. Class Aa	12,043	1,959,637
Royal Caribbean Cruises Ltd.	81,464	5,481,712
SeaWorld Entertainment Inc.	33,434	642,936
Six Flags Entertainment Corp.	35,766	1,229,993
Starbucks Corp.	368,355	27,796,068
Starwood Hotels & Resorts Worldwide Inc.	94,196	7,838,049
Wendy’s Co. (The)	134,915	1,114,398
Wyndham Worldwide Corp.	62,489	5,077,856
Wynn Resorts Ltd.	39,745	7,435,495
Yum! Brands Inc.	215,856	15,537,315

		181,994,657
HOUSEHOLD DURABLES — 0.47%
D.R. Horton Inc.	157,430	3,230,464
Garmin Ltd.	59,790	3,108,482
GoPro Inc.[a]	9,940	931,378
Harman International Industries Inc.	33,529	3,287,183
Jarden Corp.[a]	63,290	3,804,362
Leggett & Platt Inc.	68,053	2,376,411
Lennar Corp. Class A	87,335	3,391,218
Mohawk Industries Inc.[a]	30,149	4,064,688
Newell Rubbermaid Inc.	135,734	4,670,607
NVR Inc.[a,b]	2,053	2,319,931
PulteGroup Inc.	185,775	3,280,787
Taylor Morrison Home Corp. Class Aa	15,459	250,745
Tempur Sealy International Inc.[a,b]	29,866	1,677,573
Toll Brothers Inc.[a]	87,153	2,715,687
Tupperware Brands Corp.	24,775	1,710,466
Whirlpool Corp.	38,130	5,553,634

		46,373,616
HOUSEHOLD PRODUCTS — 1.77%
Church & Dwight Co. Inc.	66,683	4,678,479
Clorox Co. (The)	63,089	6,059,068
Colgate-Palmolive Co.	447,913	29,212,886
Energizer Holdings Inc.	30,275	3,730,183
Kimberly-Clark Corp.	184,352	19,830,745
Procter & Gamble Co. (The)	1,324,184	110,887,168
Spectrum Brands Holdings Inc.	10,433	944,499

		175,343,028
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.15%
AES Corp. (The)	355,920	5,046,946
Calpine Corp.[a]	207,705	4,507,198
NRG Energy Inc.	165,479	5,043,800

		14,597,944

5

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

September 30, 2014

Security	Shares	Value

INDUSTRIAL CONGLOMERATES — 2.06%
3M Co.	320,162	$45,360,552
Carlisle Companies Inc.	31,601	2,540,089
Danaher Corp.	297,284	22,587,638
General Electric Co.	4,907,196	125,722,362
Roper Industries Inc.	48,946	7,160,310

		203,370,951
INSURANCE — 3.03%
ACE Ltd.	165,233	17,327,985
Aflac Inc.	221,950	12,928,588
Alleghany Corp.[a]	8,040	3,361,926
Allied World Assurance Co. Holdings Ltd.	48,368	1,781,877
Allstate Corp. (The)	212,073	13,014,920
American Financial Group Inc.	35,583	2,059,900
American International Group Inc.	707,882	38,239,786
American National Insurance Co.	3,533	397,109
Aon PLC	145,022	12,714,079
Arch Capital Group Ltd.[a]	65,537	3,586,185
Arthur J. Gallagher & Co.	77,096	3,497,075
Aspen Insurance Holdings Ltd.	32,211	1,377,664
Assurant Inc.	35,191	2,262,781
Assured Guaranty Ltd.	82,965	1,838,504
Axis Capital Holdings Ltd.	52,849	2,501,343
Brown & Brown Inc.	59,205	1,903,441
Chubb Corp. (The)	119,393	10,874,314
Cincinnati Financial Corp.	79,493	3,740,146
CNA Financial Corp.	12,809	487,126
Endurance Specialty Holdings Ltd.	21,902	1,208,552
Erie Indemnity Co. Class A	12,090	916,543
Everest Re Group Ltd.	22,658	3,670,823
FNF Group	135,930	3,770,698
Genworth Financial Inc. Class Aa	242,753	3,180,064
Hanover Insurance Group Inc. (The)	21,408	1,314,879
Hartford Financial Services Group Inc. (The)	219,345	8,170,601
HCC Insurance Holdings Inc.	48,999	2,366,162
Lincoln National Corp.	129,420	6,934,324
Loews Corp.	159,811	6,657,726
Markel Corp.[a]	6,870	4,370,351
Marsh & McLennan Companies Inc.	268,668	14,062,083
MBIA Inc.[a,b]	68,825	631,814
Mercury General Corp.	12,439	607,148
MetLife Inc.	457,804	24,593,231
Old Republic International Corp.	127,840	1,825,555
PartnerRe Ltd.	24,805	2,725,821
Principal Financial Group Inc.	144,344	7,573,730
ProAssurance Corp.	29,118	1,283,230
Progressive Corp. (The)	288,624	7,296,415
Protective Life Corp.	38,728	2,688,110
Prudential Financial Inc.	225,082	19,793,711
Reinsurance Group of America Inc.	33,908	2,717,048
RenaissanceRe Holdings Ltd.[b]	19,892	1,989,001
StanCorp Financial Group Inc.	21,513	1,359,191
Torchmark Corp.	64,777	3,392,371
Travelers Companies Inc. (The)	170,014	15,971,115
Unum Group	126,289	4,341,816
Validus Holdings Ltd.	44,566	1,744,313
W.R. Berkley Corp.	49,210	2,352,238
White Mountains Insurance Group Ltd.	3,055	1,924,864

Security	Shares	Value

XL Group PLC	133,215	$4,418,742

		299,747,019
INTERNET & CATALOG RETAIL — 1.25%
Amazon.com Inc.[a]	183,838	59,276,725
Expedia Inc.	49,676	4,352,611
Groupon Inc.[a,b]	236,049	1,576,807
HomeAway Inc.[a]	45,925	1,630,338
Liberty Interactive Corp. Series Aa	240,846	6,868,928
Liberty TripAdvisor Holdings Inc. Class Aa	35,988	1,219,993
Liberty Ventures Series Aa	36,248	1,375,974
Netflix Inc.[a,b]	29,327	13,231,756
Priceline Group Inc. (The)[a]	25,239	29,241,401
TripAdvisor Inc.[a]	54,622	4,993,543
zulily Inc.[a,b]	6,441	244,049

		124,012,125
INTERNET SOFTWARE & SERVICES — 3.48%
Akamai Technologies Inc.[a]	86,675	5,183,165
AOL Inc.[a]	39,240	1,763,838
CoStar Group Inc.[a,b]	15,790	2,455,977
eBay Inc.[a]	620,142	35,118,641
Equinix Inc.[a]	26,108	5,547,428
Facebook Inc. Class Aa	966,220	76,370,029
Google Inc. Class Aa	137,349	80,817,525
Google Inc. Class Ca,b	138,975	80,238,606
IAC/InterActiveCorp	36,504	2,405,614
LinkedIn Corp. Class Aa,b	51,026	10,602,692
Pandora Media Inc.[a]	100,808	2,435,521
Rackspace Hosting Inc.[a,b]	57,555	1,873,415
Twitter Inc.[a]	234,401	12,090,404
VeriSign Inc.[a,b]	59,156	3,260,679
Yahoo! Inc.[a]	492,617	20,074,143
Yelp Inc.[a,b]	24,950	1,702,837
Zillow Inc. Class Aa,b	15,213	1,764,556

		343,705,070
IT SERVICES — 3.19%
Accenture PLC Class A	309,519	25,170,085
Alliance Data Systems Corp.[a]	26,417	6,558,549
Amdocs Ltd.	78,529	3,602,911
Automatic Data Processing Inc.	235,097	19,531,859
Booz Allen Hamilton Holding Corp.	36,463	853,234
Broadridge Financial Solutions Inc.	59,217	2,465,204
Cognizant Technology Solutions Corp. Class Aa	297,443	13,316,523
Computer Sciences Corp.	71,124	4,349,233
CoreLogic Inc.[a]	45,060	1,219,774
DST Systems Inc.	15,020	1,260,478
Fidelity National Information Services Inc.	141,150	7,946,745
Fiserv Inc.[a]	122,254	7,901,887
FleetCor Technologies Inc.[a]	40,723	5,787,553
Gartner Inc.[a]	44,303	3,254,941
Genpact Ltd.[a]	78,056	1,273,874
Global Payments Inc.	33,447	2,337,276
International Business Machines Corp.	462,907	87,873,636
Jack Henry & Associates Inc.	41,484	2,308,999
Leidos Holdings Inc.	31,546	1,082,974
MasterCard Inc. Class A	491,929	36,363,392
Paychex Inc.	159,684	7,058,033
Sabre Corp.[b]	22,151	396,835

6

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

September 30, 2014

Security	Shares	Value

Teradata Corp.[a]	77,379	$3,243,728
Total System Services Inc.	82,283	2,547,482
Vantiv Inc. Class Aa	61,126	1,888,793
VeriFone Systems Inc.[a]	54,664	1,879,348
Visa Inc. Class A	245,367	52,353,957
Western Union Co.	264,440	4,241,618
Xerox Corp.	572,750	7,577,482

		315,646,403
LEISURE EQUIPMENT & PRODUCTS — 0.13%
Hasbro Inc.	56,776	3,122,396
Mattel Inc.	166,502	5,103,286
Polaris Industries Inc.	32,333	4,843,160

		13,068,842
LIFE SCIENCES TOOLS & SERVICES — 0.67%
Agilent Technologies Inc.	162,735	9,272,640
Bio-Rad Laboratories Inc. Class Aa	10,209	1,157,701
Bruker Corp.[a]	54,031	1,000,384
Charles River Laboratories International Inc.[a]	23,801	1,421,872
Covance Inc.[a]	28,200	2,219,340
Illumina Inc.[a]	68,086	11,160,657
Mettler-Toledo International Inc.[a]	14,340	3,672,904
PerkinElmer Inc.	55,594	2,423,899
QIAGEN NVa,b	114,594	2,609,305
Quintiles Transnational Holdings Inc.[a,b]	27,708	1,545,552
TECHNE Corp.	18,145	1,697,465
Thermo Fisher Scientific Inc.	195,208	23,756,814
Waters Corp.[a]	41,594	4,122,797

		66,061,330
MACHINERY — 1.87%
AGCO Corp.	46,118	2,096,524
Allison Transmission Holdings Inc.	66,265	1,887,890
Caterpillar Inc.	305,450	30,248,713
Colfax Corp.[a]	46,783	2,665,227
Crane Co.	23,877	1,509,265
Cummins Inc.	89,869	11,860,911
Deere & Co.	177,915	14,587,251
Donaldson Co. Inc.	70,167	2,850,885
Dover Corp.	81,685	6,561,756
Flowserve Corp.	67,349	4,749,451
Graco Inc.	29,780	2,173,344
IDEX Corp.	39,559	2,862,885
Illinois Tool Works Inc.	166,993	14,097,549
Ingersoll-Rand PLC	131,815	7,429,093
ITT Corp.	44,994	2,022,030
Joy Global Inc.	48,778	2,660,352
Kennametal Inc.	38,205	1,578,249
Lincoln Electric Holdings Inc.	39,468	2,728,620
Manitowoc Co. Inc. (The)	66,333	1,555,509
Middleby Corp. (The)[a]	28,132	2,479,273
Navistar International Corp.[a,b]	27,127	892,750
Nordson Corp.	31,612	2,404,725
Oshkosh Corp.	41,664	1,839,466
PACCAR Inc.	173,165	9,848,759
Pall Corp.	53,870	4,508,919
Parker-Hannifin Corp.	72,675	8,295,851
Pentair PLC	94,997	6,221,354
Snap-on Inc.	28,586	3,461,193

Security	Shares	Value

SPX Corp.	21,503	$2,019,777
Stanley Black & Decker Inc.	76,611	6,802,291
Terex Corp.	54,115	1,719,234
Timken Co. (The)	40,263	1,706,749
Toro Co. (The)	27,645	1,637,413
Trinity Industries Inc.	75,994	3,550,440
Valmont Industries Inc.[b]	13,164	1,776,218
WABCO Holdings Inc.[a]	27,767	2,525,409
Wabtec Corp.	46,869	3,798,264
Xylem Inc.	90,166	3,199,991

		184,813,580
MARINE — 0.03%
Kirby Corp.[a]	27,672	3,261,145

		3,261,145
MEDIA — 3.63%
AMC Networks Inc. Class Aa,b	29,168	1,703,995
Cablevision NY Group Class A	95,919	1,679,542
CBS Corp. Class B NVS	256,021	13,697,123
CBS Outdoor Americas Inc.	58,389	1,748,167
Charter Communications Inc. Class Aa	38,963	5,897,829
Cinemark Holdings Inc.	55,971	1,905,253
Clear Channel Outdoor Holdings Inc. Class A	20,541	138,446
Comcast Corp. Class A	1,267,592	68,171,098
DIRECTV[a]	228,860	19,800,967
Discovery Communications Inc. Series Aa	112,572	4,255,222
Discovery Communications Inc. Series C NVS[a,b]	112,572	4,196,684
DISH Network Corp. Class Aa	104,632	6,757,135
DreamWorks Animation SKG Inc. Class Aa,b	35,866	978,066
Gannett Co. Inc.	111,294	3,302,093
Interpublic Group of Companies Inc. (The)	207,914	3,808,984
John Wiley & Sons Inc. Class A	21,638	1,214,108
Lamar Advertising Co. Class A	39,007	1,921,095
Liberty Media Corp. Class Aa	46,568	2,197,078
Liberty Media Corp. Class Ca	93,136	4,376,461
Lions Gate Entertainment Corp.	39,258	1,294,336
Live Nation Entertainment Inc.[a]	70,870	1,702,297
Madison Square Garden Inc. Class Aa,b	30,317	2,004,560
Morningstar Inc.	9,462	642,470
News Corp. Class A NVS[a]	244,660	4,000,191
Omnicom Group Inc.	126,764	8,728,969
Regal Entertainment Group Class A	39,889	792,993
Scripps Networks Interactive Inc. Class A	51,858	4,049,591
Sirius XM Holdings Inc.[a,b]	1,271,203	4,436,498
Starz Series Aa	45,959	1,520,324
Thomson Reuters Corp.	174,363	6,348,557
Time Warner Cable Inc.	136,326	19,561,418
Time Warner Inc.	431,630	32,462,892
Twenty-First Century Fox Inc. Class A	931,809	31,951,731
Viacom Inc. Class B NVS	210,297	16,180,251
Walt Disney Co. (The)	847,479	75,451,055

		358,877,479
METALS & MINING — 0.60%
Alcoa Inc.	573,464	9,227,036
Allegheny Technologies Inc.	52,569	1,950,310
Carpenter Technology Corp.	26,013	1,174,487
Cliffs Natural Resources Inc.[b]	74,355	771,805
Compass Minerals International Inc.	16,442	1,385,732

7

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

September 30, 2014

Security	Shares	Value

Freeport-McMoRan Inc.	508,205	$16,592,893
Newmont Mining Corp.	244,620	5,638,491
Nucor Corp.	155,549	8,443,200
Reliance Steel & Aluminum Co.	37,992	2,598,653
Royal Gold Inc.	31,655	2,055,675
Southern Copper Corp.	71,565	2,121,902
Steel Dynamics Inc.	117,728	2,661,830
Tahoe Resources Inc.[a]	41,317	838,735
TimkenSteel Corp.	20,131	935,890
United States Steel Corp.	70,965	2,779,699

		59,176,338
MULTI-UTILITIES — 1.08%
Alliant Energy Corp.	54,414	3,015,080
Ameren Corp.	119,271	4,571,657
CenterPoint Energy Inc.	210,160	5,142,615
CMS Energy Corp.	132,273	3,923,217
Consolidated Edison Inc.	142,823	8,092,351
Dominion Resources Inc.	284,569	19,660,872
DTE Energy Co.	86,836	6,606,483
Integrys Energy Group Inc.	39,389	2,553,195
MDU Resources Group Inc.	94,013	2,614,502
NiSource Inc.	154,513	6,331,943
PG&E Corp.	226,952	10,221,918
Public Service Enterprise Group Inc.	247,009	9,198,615
SCANA Corp.	69,506	3,448,193
Sempra Energy	119,957	12,641,069
TECO Energy Inc.	113,858	1,978,852
Vectren Corp.	39,921	1,592,848
Wisconsin Energy Corp.	110,697	4,759,971

		106,353,381
MULTILINE RETAIL — 0.64%
Big Lots Inc.	28,309	1,218,702
Dillard’s Inc. Class A	12,564	1,369,225
Dollar General Corp.[a]	151,267	9,243,926
Dollar Tree Inc.[a]	101,447	5,688,133
Family Dollar Stores Inc.	46,933	3,625,105
J.C. Penney Co. Inc.[a,b]	149,170	1,497,667
Kohl’s Corp.	101,664	6,204,554
Macy’s Inc.	176,686	10,279,591
Nordstrom Inc.	68,042	4,652,032
Sears Holdings Corp.[a,b]	13,059	329,479
Target Corp.	310,058	19,434,435

		63,542,849
OIL, GAS & CONSUMABLE FUELS — 7.49%
Anadarko Petroleum Corp.	247,121	25,067,954
Antero Resources Corp.[a,b]	25,985	1,426,317
Apache Corp.	188,720	17,715,146
Athlon Energy Inc.[a]	25,137	1,463,728
Cabot Oil & Gas Corp.	204,771	6,693,964
Cheniere Energy Inc.[a]	116,081	9,289,962
Chesapeake Energy Corp.	258,596	5,945,122
Chevron Corp.	931,576	111,155,648
Cimarex Energy Co.	42,726	5,406,121
Cobalt International Energy Inc.[a]	172,308	2,343,389
Concho Resources Inc.[a]	55,081	6,906,607
ConocoPhillips	600,765	45,970,538
CONSOL Energy Inc.	112,311	4,252,095

Security	Shares	Value

Continental Resources Inc.[a]	42,316	$2,813,168
CVR Energy Inc.	7,577	338,919
Denbury Resources Inc.	172,449	2,591,909
Devon Energy Corp.	199,564	13,606,274
Energen Corp.	35,788	2,585,325
EOG Resources Inc.	267,418	26,479,730
EP Energy Corp. Class Aa,b	16,213	283,403
EQT Corp.	74,471	6,817,075
Exxon Mobil Corp.	2,101,520	197,647,956
Golar LNG Ltd.[b]	24,755	1,643,732
Gulfport Energy Corp.[a]	41,536	2,218,022
Hess Corp.	135,957	12,823,464
HollyFrontier Corp.	97,474	4,257,664
Kinder Morgan Inc.	321,364	12,321,096
Kosmos Energy Ltd.[a]	51,864	516,565
Laredo Petroleum Inc.[a,b]	38,079	853,350
Marathon Oil Corp.	330,384	12,419,135
Marathon Petroleum Corp.	122,793	10,396,883
Memorial Resource Development Corp.[a]	24,420	662,026
Murphy Oil Corp.	87,484	4,978,714
Newfield Exploration Co.[a]	67,236	2,492,439
Noble Energy Inc.	176,483	12,064,378
Oasis Petroleum Inc.[a]	49,103	2,052,996
Occidental Petroleum Corp.	384,425	36,962,464
ONEOK Inc.	102,021	6,687,477
PBF Energy Inc.	33,917	814,008
Peabody Energy Corp.	133,824	1,656,741
Phillips 66	276,868	22,512,137
Pioneer Natural Resources Co.	69,951	13,778,249
QEP Resources Inc.	88,753	2,731,817
Range Resources Corp.	80,437	5,454,433
SandRidge Energy Inc.[a,b]	240,242	1,030,638
SM Energy Co.	32,838	2,561,364
Southwestern Energy Co.[a]	172,103	6,015,000
Spectra Energy Corp.	327,828	12,870,527
Targa Resources Corp.	18,497	2,518,737
Teekay Corp.	22,294	1,479,430
Tesoro Corp.	63,435	3,868,266
Ultra Petroleum Corp.[a,b]	75,162	1,748,268
Valero Energy Corp.	261,065	12,079,478
Whiting Petroleum Corp.[a]	58,335	4,523,879
Williams Companies Inc. (The)	365,492	20,229,982
World Fuel Services Corp.	35,317	1,409,855
WPX Energy Inc.[a]	99,713	2,399,095

		739,832,659
PAPER & FOREST PRODUCTS — 0.12%
Domtar Corp.	31,421	1,103,820
International Paper Co.	211,526	10,098,251
Veritiv Corp.[a]	4,043	202,392

		11,404,463
PERSONAL PRODUCTS — 0.15%
Avon Products Inc.	213,945	2,695,707
Coty Inc. Class A	32,146	532,016
Estee Lauder Companies Inc. (The) Class A	111,873	8,359,151
Herbalife Ltd.[b]	37,323	1,632,881
Nu Skin Enterprises Inc. Class A	28,920	1,302,268

		14,522,023

8

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

September 30, 2014

Security	Shares	Value

PHARMACEUTICALS — 5.56%
AbbVie Inc.	778,085	$44,942,190
Actavis PLC[a]	124,259	29,981,212
Allergan Inc.	145,598	25,944,108
Bristol-Myers Squibb Co.	810,917	41,502,732
Eli Lilly and Co.	481,405	31,219,114
Endo International PLC[a]	74,751	5,108,483
Hospira Inc.[a]	82,047	4,268,905
Jazz Pharmaceuticals PLC[a]	29,127	4,676,631
Johnson & Johnson	1,384,464	147,570,018
Mallinckrodt PLC[a]	55,156	4,972,313
Merck & Co. Inc.	1,430,078	84,775,024
Mylan Inc.[a]	182,310	8,293,282
Perrigo Co. PLC	65,448	9,829,635
Pfizer Inc.	3,121,464	92,301,690
Salix Pharmaceuticals Ltd.[a]	31,090	4,857,502
Zoetis Inc.	244,907	9,049,314

		549,292,153
PROFESSIONAL SERVICES — 0.32%
Dun & Bradstreet Corp. (The)	18,280	2,147,352
Equifax Inc.	59,855	4,473,563
IHS Inc. Class Aa	33,427	4,184,726
Manpowergroup Inc.	39,092	2,740,349
Nielsen NV	138,293	6,130,529
Robert Half International Inc.	67,421	3,303,629
Towers Watson & Co. Class A	31,890	3,173,055
Verisk Analytics Inc. Class Aa	81,615	4,969,537

		31,122,740
REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.04%
Alexandria Real Estate Equities Inc.	35,193	2,595,484
American Campus Communities Inc.	51,507	1,877,430
American Capital Agency Corp.	173,089	3,678,141
American Homes 4 Rent Class A	73,345	1,238,797
American Realty Capital Properties Inc.	445,563	5,373,490
American Tower Corp.	193,637	18,130,232
Annaly Capital Management Inc.	464,873	4,964,844
Apartment Investment and Management Co. Class A	71,700	2,281,494
AvalonBay Communities Inc.	63,266	8,918,608
BioMed Realty Trust Inc.	94,499	1,908,880
Boston Properties Inc.	74,650	8,641,484
Brandywine Realty Trust	87,799	1,235,332
Brixmor Property Group Inc.[b]	23,002	512,025
Camden Property Trust	41,956	2,875,245
CBL & Associates Properties Inc.[b]	81,710	1,462,609
Chimera Investment Corp.	498,848	1,516,498
Columbia Property Trust Inc.	61,312	1,463,517
Corporate Office Properties Trust	42,995	1,105,831
Corrections Corp. of America[b]	57,197	1,965,289
Crown Castle International Corp.[b]	163,310	13,151,354
DDR Corp.	147,870	2,473,865
Digital Realty Trust Inc.[b]	66,563	4,152,200
Douglas Emmett Inc.	70,485	1,809,350
Duke Realty Corp.	161,684	2,777,731
Equity Commonwealth	62,866	1,616,285
Equity Lifestyle Properties, Inc.	40,489	1,715,114
Equity Residential	176,694	10,880,817
Essex Property Trust Inc.	30,670	5,482,262
Extra Space Storage Inc.[b]	56,921	2,935,416

Security	Shares	Value

Federal Realty Investment Trust	32,981	$3,906,929
Gaming and Leisure Properties Inc.	41,382	1,278,704
General Growth Properties Inc.	278,235	6,552,434
HCP Inc.[b]	223,514	8,875,741
Health Care REIT Inc.	159,547	9,950,946
Healthcare Trust of America Inc. Class A	116,462	1,350,959
Home Properties Inc.	28,066	1,634,564
Hospitality Properties Trust	73,211	1,965,715
Host Hotels & Resorts Inc.	371,292	7,919,658
Kilroy Realty Corp.	40,309	2,395,967
Kimco Realty Corp.[b]	201,015	4,404,239
Liberty Property Trust	72,444	2,409,487
Macerich Co. (The)	69,005	4,404,589
MFA Financial Inc.	179,899	1,399,614
Mid-America Apartment Communities Inc.	36,287	2,382,242
National Retail Properties Inc.[b]	60,479	2,090,759
NorthStar Realty Finance Corp.	105,916	1,871,536
Omega Healthcare Investors Inc.[b]	61,815	2,113,455
Piedmont Office Realty Trust Inc. Class A	75,691	1,335,189
Plum Creek Timber Co. Inc.	86,514	3,374,911
Post Properties Inc.	26,543	1,362,718
Prologis Inc.	244,442	9,215,463
Public Storage	70,206	11,642,963
Rayonier Inc.	62,325	1,940,801
Realty Income Corp.[b]	108,659	4,432,201
Regency Centers Corp.	45,467	2,447,489
Retail Properties of America Inc. Class A	116,114	1,698,748
Senior Housing Properties Trust	99,989	2,091,770
Simon Property Group Inc.	152,000	24,991,840
SL Green Realty Corp.	44,656	4,524,546
Spirit Realty Capital Inc.	196,108	2,151,305
Starwood Property Trust Inc.	108,713	2,387,337
Tanger Factory Outlet Centers Inc.	44,635	1,460,457
Taubman Centers Inc.	31,002	2,263,146
Two Harbors Investment Corp.	179,629	1,737,012
UDR Inc.	122,801	3,346,327
Ventas Inc.	144,040	8,923,278
Vornado Realty Trust	91,455	9,141,842
Washington Prime Group Inc.	76,782	1,342,149
Weingarten Realty Investors	59,918	1,887,417
Weyerhaeuser Co.	257,302	8,197,642
WP Carey Inc.	48,741	3,108,214

		300,651,927
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.14%
CBRE Group Inc. Class Aa	137,763	4,097,072
Forest City Enterprises Inc. Class Aa,b	80,705	1,578,590
Howard Hughes Corp. (The)[a]	19,244	2,886,600
Jones Lang LaSalle Inc.	21,853	2,760,908
Realogy Holdings Corp.[a,b]	71,711	2,667,649

		13,990,819
ROAD & RAIL — 1.11%
AMERCO	3,556	931,281
Avis Budget Group Inc.[a,b]	51,736	2,839,789
Con-way Inc.	28,030	1,331,425
CSX Corp.	491,212	15,748,257
Genesee & Wyoming Inc. Class Aa	25,539	2,434,122
Hertz Global Holdings Inc.[a]	219,665	5,577,294
J.B. Hunt Transport Services Inc.	45,113	3,340,618
Kansas City Southern Industries Inc.	53,962	6,540,194

9

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

September 30, 2014

Security	Shares	Value

Landstar System Inc.	22,037	$1,590,851
Norfolk Southern Corp.	151,496	16,906,954
Old Dominion Freight Line Inc.[a]	30,851	2,179,315
Ryder System Inc.	26,136	2,351,456
Union Pacific Corp.	443,251	48,057,273

		109,828,829
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.39%
Advanced Micro Devices Inc.[a,b]	303,005	1,033,247
Altera Corp.	153,673	5,498,420
Analog Devices Inc.	153,207	7,582,214
Applied Materials Inc.	595,008	12,858,123
Atmel Corp.[a]	208,275	1,682,862
Avago Technologies Ltd.	122,023	10,616,001
Broadcom Corp. Class A	261,178	10,556,815
Cree Inc.[a,b]	59,812	2,449,301
First Solar Inc.[a]	35,955	2,366,198
Freescale Semiconductor Ltd.[a,b]	51,646	1,008,646
Intel Corp.	2,436,002	84,821,590
KLA-Tencor Corp.	80,837	6,368,339
Lam Research Corp.	79,536	5,941,339
Linear Technology Corp.	116,111	5,154,167
Marvell Technology Group Ltd.	199,164	2,684,731
Maxim Integrated Products Inc.	138,713	4,194,681
Microchip Technology Inc.	98,308	4,643,087
Micron Technology Inc.[a]	523,696	17,941,825
NVIDIA Corp.	273,768	5,051,020
ON Semiconductor Corp.[a]	216,362	1,934,276
Skyworks Solutions Inc.	93,052	5,401,669
SunEdison Inc.[a,b]	131,406	2,480,945
SunPower Corp.[a,b]	22,420	759,590
Teradyne Inc.	100,400	1,946,756
Texas Instruments Inc.	528,139	25,186,949
Xilinx Inc.	131,634	5,574,700

		235,737,491
SOFTWARE — 3.88%
Activision Blizzard Inc.	243,076	5,053,550
Adobe Systems Inc.[a]	243,518	16,849,010
ANSYS Inc.[a]	45,446	3,438,899
Autodesk Inc.[a]	111,616	6,150,042
CA Inc.	156,948	4,385,127
Cadence Design Systems Inc.[a,b]	142,061	2,444,870
Citrix Systems Inc.[a,b]	79,795	5,692,575
Concur Technologies Inc.[a,b]	23,394	2,966,827
Electronic Arts Inc.[a]	154,355	5,496,582
FactSet Research Systems Inc.	20,812	2,529,282
FireEye Inc.[a,b]	42,029	1,284,406
Fortinet Inc.[a]	67,218	1,698,263
Informatica Corp.[a]	53,877	1,844,749
Intuit Inc.	138,662	12,153,724
Microsoft Corp.	4,042,358	187,403,717
NetSuite Inc.[a,b]	20,354	1,822,497
Nuance Communications Inc.[a,b]	128,772	1,985,020
Oracle Corp.	1,607,257	61,525,798
PTC Inc.[a]	58,176	2,146,694
Red Hat Inc.[a]	92,936	5,218,356
Rovi Corp.[a]	47,034	928,686
Salesforce.com Inc.[a,b]	300,413	17,282,760
ServiceNow Inc.[a,b]	70,664	4,153,630
SolarWinds Inc.[a]	31,825	1,338,241

Security	Shares	Value

Solera Holdings Inc.	33,778	$1,903,728
Splunk Inc.[a,b]	57,987	3,210,160
Symantec Corp.	339,323	7,977,484
Synopsys Inc.[a]	76,100	3,020,790
Tableau Software Inc. Class Aa,b	18,662	1,355,794
TIBCO Software Inc.[a]	79,701	1,883,335
VMware Inc. Class Aa,b	43,002	4,035,308
Workday Inc. Class Aa,b	45,991	3,794,258
Zynga Inc. Class Aa	354,478	957,091

		383,931,253
SPECIALTY RETAIL — 2.23%
Aaron’s Inc.	31,719	771,406
Abercrombie & Fitch Co. Class A	35,721	1,298,101
Advance Auto Parts Inc.	35,562	4,633,729
Ascena Retail Group Inc.[a]	63,801	848,553
AutoNation Inc.[a,b]	35,705	1,796,319
AutoZone Inc.[a,b]	15,917	8,112,258
Bed Bath & Beyond Inc.[a]	99,419	6,544,753
Best Buy Co. Inc.	140,887	4,732,394
Cabela’s Inc.[a,b]	24,573	1,447,350
CarMax Inc.[a]	108,155	5,023,800
Chico’s FAS Inc.	74,588	1,101,665
CST Brands Inc.	37,136	1,335,039
Dick’s Sporting Goods Inc.	47,354	2,077,894
DSW Inc. Class A	36,820	1,108,650
Foot Locker Inc.	71,568	3,982,759
GameStop Corp. Class A	56,208	2,315,770
Gap Inc. (The)	129,820	5,412,196
GNC Holdings Inc. Class A	44,660	1,730,128
Home Depot Inc. (The)	669,241	61,396,169
L Brands Inc.	119,242	7,986,829
Lowe’s Companies Inc.	498,497	26,380,461
Michaels Companies Inc. (The)[a]	13,489	235,788
Murphy USA Inc.[a,b]	23,205	1,231,257
O’Reilly Automotive Inc.[a,b]	51,726	7,777,521
Penske Automotive Group Inc.	20,940	849,955
PetSmart Inc.	48,675	3,411,631
Ross Stores Inc.	104,232	7,877,855
Sally Beauty Holdings Inc.[a,b]	79,427	2,173,917
Signet Jewelers Ltd.	39,427	4,491,130
Staples Inc.	317,254	3,838,773
Tiffany & Co.	55,366	5,332,299
TJX Companies Inc. (The)	342,650	20,274,600
Tractor Supply Co.	67,974	4,181,081
Ulta Salon, Cosmetics & Fragrance Inc.[a]	31,398	3,710,302
Urban Outfitters Inc.[a,b]	52,489	1,926,346
Williams-Sonoma Inc.	46,212	3,076,333

		220,425,011
TEXTILES, APPAREL & LUXURY GOODS — 0.83%
Carter’s Inc.	26,374	2,044,513
Coach Inc.	134,548	4,791,254
Deckers Outdoor Corp.[a,b]	16,954	1,647,590
Fossil Group Inc.[a]	22,894	2,149,747
Hanesbrands Inc.	48,848	5,248,229
Kate Spade & Co.[a]	62,133	1,629,749
Michael Kors Holdings Ltd.[a,b]	99,606	7,110,872
Nike Inc. Class B	341,780	30,486,776
PVH Corp.	40,335	4,886,585
Ralph Lauren Corp.	28,965	4,771,404

10

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

September 30, 2014

Security	Shares	Value

Under Armour Inc. Class Aa,b	84,869	$5,864,448
VF Corp.	168,508	11,126,583

		81,757,750
THRIFTS & MORTGAGE FINANCE — 0.11%
Hudson City Bancorp Inc.	259,425	2,521,611
Nationstar Mortgage Holdings Inc.[a,b]	10,422	356,849
New York Community Bancorp Inc.	217,691	3,454,756
Ocwen Financial Corp.[a,b]	52,198	1,366,544
People’s United Financial Inc.	152,222	2,202,652
TFS Financial Corp.	38,261	547,898

		10,450,310
TOBACCO — 1.30%
Altria Group Inc.	972,043	44,655,655
Lorillard Inc.	177,031	10,605,927
Philip Morris International Inc.	769,689	64,192,063
Reynolds American Inc.	150,654	8,888,586

		128,342,231
TRADING COMPANIES & DISTRIBUTORS — 0.30%
Air Lease Corp.	50,025	1,625,812
Fastenal Co.	144,604	6,492,720
GATX Corp.	22,768	1,328,968
HD Supply Holdings Inc.[a]	52,061	1,419,183
MRC Global Inc.[a]	50,040	1,166,933
MSC Industrial Direct Co. Inc. Class A	23,275	1,989,081
NOW Inc.[a,b]	52,394	1,593,302
United Rentals Inc.[a,b]	47,766	5,306,803
W.W. Grainger Inc.	28,425	7,153,151
WESCO International Inc.[a,b]	21,797	1,705,833

		29,781,786
WATER UTILITIES — 0.06%
American Water Works Co. Inc.	87,514	4,220,800
Aqua America Inc.	85,531	2,012,545

		6,233,345
WIRELESS TELECOMMUNICATION SERVICES — 0.14%
SBA Communications Corp. Class Aa	63,192	7,007,993
Sprint Corp.[a,b]	357,463	2,266,316
T-Mobile US Inc.[a]	130,254	3,760,433
Telephone & Data Systems Inc.	42,199	1,011,088
United States Cellular Corp.[a]	6,180	219,266

		14,265,096

TOTAL COMMON STOCKS
(Cost: $7,877,783,814)		9,871,757,627

SHORT-TERM INVESTMENTS — 1.90%

MONEY MARKET FUNDS — 1.90%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	170,243,431	170,243,431

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	10,555,220	$10,555,220
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	7,129,602	7,129,602

		187,928,253

TOTAL SHORT-TERM INVESTMENTS
(Cost: $187,928,253)		187,928,253

TOTAL INVESTMENTS IN SECURITIES — 101.77%
(Cost: $8,065,712,067)		10,059,685,880
Other Assets, Less Liabilities — (1.77)%		(174,983,986)

NET ASSETS — 100.00%		$9,884,701,894

NVS   —   Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Financial futures contracts purchased as of September 30, 2014 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
104	E-mini S&P 500 (Dec. 2014)	Chicago Mercantile	$10,220,600	$(85,231)

8	E-mini S&P MidCap 400 (Dec. 2014)	Chicago Mercantile	1,092,320	(47,336)

Net Unrealized Depreciation				$(132,567)

See notes to financial statements.

11

Schedule of Investments  (Unaudited)

iSHARES® RUSSELL 1000 GROWTH ETF

September 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.91%

AEROSPACE & DEFENSE — 2.94%
B/E Aerospace Inc.[a]	256,350	$21,518,019
Boeing Co. (The)	1,773,941	225,964,604
Hexcel Corp.[a]	238,204	9,456,699
Honeywell International Inc.	1,905,055	177,398,722
Huntington Ingalls Industries Inc.	101,146	10,540,425
Lockheed Martin Corp.	659,203	120,489,124
Precision Castparts Corp.	352,167	83,421,319
Rockwell Collins Inc.	290,561	22,809,038
Spirit AeroSystems Holdings Inc. Class Aa	273,170	10,396,850
TransDigm Group Inc.	128,684	23,720,322
Triumph Group Inc.	29,752	1,935,368
United Technologies Corp.	249,796	26,378,458

		734,028,948
AIR FREIGHT & LOGISTICS — 1.05%
C.H. Robinson Worldwide Inc.	361,121	23,949,545
Expeditors International of Washington Inc.	480,636	19,504,209
FedEx Corp.	309,137	49,910,169
United Parcel Service Inc. Class B	1,721,933	169,248,794

		262,612,717
AIRLINES — 0.77%
Alaska Air Group Inc.	305,894	13,318,625
American Airlines Group Inc.	1,752,049	62,162,698
Copa Holdings SA Class A	63,845	6,849,930
Delta Air Lines Inc.	107,435	3,883,775
Southwest Airlines Co.	1,497,953	50,585,873
Spirit Airlines Inc.[a]	177,247	12,254,858
United Continental Holdings Inc.[a]	908,661	42,516,248

		191,572,007
AUTO COMPONENTS — 0.33%
BorgWarner Inc.	556,207	29,262,050
Gentex Corp.	209,213	5,600,632
Goodyear Tire & Rubber Co. (The)	670,733	15,148,505
Johnson Controls Inc.	431,834	19,000,696
Lear Corp.	158,588	13,703,589

		82,715,472
AUTOMOBILES — 0.37%
Harley-Davidson Inc.	531,257	30,919,157
Tesla Motors Inc.[a,b]	231,212	56,110,528
Thor Industries Inc.	112,101	5,773,202

		92,802,887
BEVERAGES — 3.65%
Brown-Forman Corp. Class B NVS	374,313	33,770,519
Coca-Cola Co. (The)	9,658,869	412,047,351
Coca-Cola Enterprises Inc.	611,697	27,134,879
Constellation Brands Inc. Class Aa	363,779	31,706,978
Dr Pepper Snapple Group Inc.	477,763	30,724,938

Security	Shares	Value

Monster Beverage Corp.[a]	348,316	$31,930,128
PepsiCo Inc.	3,687,990	343,314,989

		910,629,782
BIOTECHNOLOGY — 5.55%
Alexion Pharmaceuticals Inc.[a]	481,177	79,788,770
Alkermes PLC[a]	301,203	12,912,573
Alnylam Pharmaceuticals Inc.[a,b]	137,161	10,712,274
Amgen Inc.	1,745,800	245,215,068
Biogen Idec Inc.[a]	577,024	190,885,309
BioMarin Pharmaceutical Inc.[a]	355,032	25,619,109
Celgene Corp.[a]	1,948,148	184,645,467
Cubist Pharmaceuticals Inc.[a,b]	173,875	11,534,868
Gilead Sciences Inc.[a,b]	3,735,739	397,669,417
Incyte Corp.[a,b]	351,353	17,233,865
Intercept Pharmaceuticals Inc.[a,b]	30,442	7,205,317
Medivation Inc.[a]	186,320	18,421,458
Myriad Genetics Inc.[a,b]	159,743	6,161,288
Pharmacyclics Inc.[a,b]	148,105	17,391,970
Regeneron Pharmaceuticals Inc.[a,b]	191,848	69,165,041
Seattle Genetics Inc.[a,b]	246,211	9,154,125
United Therapeutics Corp.[a,b]	116,734	15,017,829
Vertex Pharmaceuticals Inc.[a]	574,603	64,533,663

		1,383,267,411
BUILDING PRODUCTS — 0.26%
A.O. Smith Corp.	83,124	3,930,103
Allegion PLC	235,050	11,197,782
Armstrong World Industries Inc.[a,b]	110,210	6,171,760
Fortune Brands Home & Security Inc.	169,028	6,948,741
Lennox International Inc.	119,692	9,200,724
Masco Corp.	868,424	20,772,702
USG Corp.[a,b]	226,888	6,237,151

		64,458,963
CAPITAL MARKETS — 1.17%
Affiliated Managers Group Inc.[a]	134,496	26,947,618
Ameriprise Financial Inc.	161,500	19,925,870
Artisan Partners Asset Management Inc.	66,827	3,478,345
BlackRock Inc.[c]	118,483	38,900,338
Charles Schwab Corp. (The)	451,730	13,276,345
Eaton Vance Corp. NVS	293,071	11,057,569
Federated Investors Inc. Class B	168,199	4,938,323
Franklin Resources Inc.	788,593	43,065,064
Invesco Ltd.	161,295	6,367,927
Lazard Ltd. Class A	300,830	15,252,081
Legg Mason Inc.	99,075	5,068,677
LPL Financial Holdings Inc.	212,927	9,805,288
NorthStar Asset Management Group Inc.[a]	95,662	1,762,094
SEI Investments Co.	303,166	10,962,483
T. Rowe Price Group Inc.	639,168	50,110,771
TD Ameritrade Holding Corp.	572,779	19,113,635
Waddell & Reed Financial Inc. Class A	207,007	10,700,192

		290,732,620
CHEMICALS — 3.64%
Airgas Inc.	180,758	20,000,873
Albemarle Corp.	78,751	4,638,434
Cabot Corp.	10,231	519,428

12

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

September 30, 2014

Security	Shares	Value

Celanese Corp. Series A	32,659	$1,911,205
Cytec Industries Inc.	20,984	992,333
Dow Chemical Co. (The)	468,704	24,578,838
E.I. du Pont de Nemours and Co.	2,108,926	151,336,530
Eastman Chemical Co.	332,629	26,906,360
Ecolab Inc.	648,495	74,466,681
FMC Corp.	323,589	18,506,055
Huntsman Corp.	344,720	8,959,273
International Flavors & Fragrances Inc.	197,780	18,963,146
LyondellBasell Industries NV Class A	1,072,614	116,550,237
Monsanto Co.	1,275,127	143,464,539
NewMarket Corp.	21,949	8,363,008
Platform Specialty Products Corp.[a,b]	207,130	5,182,392
PPG Industries Inc.	336,351	66,173,696
Praxair Inc.	712,621	91,928,109
Rayonier Advanced Materials Inc.[b]	12,149	399,823
Rockwood Holdings Inc.	11,292	863,273
RPM International Inc.	300,769	13,769,205
Scotts Miracle-Gro Co. (The) Class A	109,104	6,000,720
Sherwin-Williams Co. (The)	209,479	45,873,806
Sigma-Aldrich Corp.	133,005	18,090,010
Valspar Corp. (The)	206,087	16,278,812
W.R. Grace & Co.[a]	159,896	14,540,942
Westlake Chemical Corp.	85,425	7,396,951

		906,654,679
COMMERCIAL BANKS — 0.06%
Signature Bank[a]	113,492	12,717,914
SVB Financial Group[a]	10,689	1,198,130

		13,916,044
COMMERCIAL SERVICES & SUPPLIES — 0.56%
Cintas Corp.	196,002	13,835,781
Clean Harbors Inc.[a,b]	108,919	5,872,912
Copart Inc.[a]	273,955	8,578,901
Covanta Holding Corp.	107,301	2,276,927
Iron Mountain Inc.	371,828	12,140,184
KAR Auction Services Inc.	136,839	3,917,701
Pitney Bowes Inc.	225,448	5,633,945
R.R. Donnelley & Sons Co.	48,154	792,615
Rollins Inc.	153,785	4,502,825
Stericycle Inc.[a,b]	205,845	23,993,293
Tyco International Ltd.	1,000,996	44,614,392
Waste Connections Inc.	183,300	8,893,716
Waste Management Inc.	116,647	5,544,232

		140,597,424
COMMUNICATIONS EQUIPMENT — 1.53%
Arista Networks Inc.[a]	11,224	991,416
ARRIS Group Inc.[a]	306,294	8,684,966
CommScope Holding Co. Inc.[a]	151,729	3,627,841
EchoStar Corp. Class Aa	25,757	1,255,911
F5 Networks Inc.[a]	184,433	21,899,575
Harris Corp.	53,215	3,533,476
Juniper Networks Inc.	250,374	5,545,784
Motorola Solutions Inc.	123,104	7,790,021
Palo Alto Networks Inc.[a]	133,252	13,072,021
QUALCOMM Inc.	4,105,974	307,003,676
Riverbed Technology Inc.[a,b]	391,019	7,251,447

		380,656,134

Security	Shares	Value

COMPUTERS & PERIPHERALS — 6.25%
3D Systems Corp.[a,b]	267,664	$12,411,580
Apple Inc.	14,667,814	1,477,782,261
Diebold Inc.	157,334	5,557,037
EMC Corp.	493,673	14,444,872
NCR Corp.[a]	39,213	1,310,106
NetApp Inc.	291,346	12,516,224
SanDisk Corp.	261,419	25,605,991
Stratasys Ltd.[a,b]	68,398	8,261,110

		1,557,889,181
CONSTRUCTION & ENGINEERING — 0.17%
Chicago Bridge & Iron Co. NV	239,976	13,882,612
Fluor Corp.	236,584	15,801,445
Foster Wheeler AG	242,916	7,681,004
Quanta Services Inc.[a,b]	125,784	4,564,701

		41,929,762
CONSTRUCTION MATERIALS — 0.13%
Eagle Materials Inc.	121,776	12,400,450
Martin Marietta Materials Inc.	150,461	19,400,441

		31,800,891
CONSUMER FINANCE — 0.86%
Ally Financial Inc.[a]	589,243	13,635,083
American Express Co.	2,206,749	193,178,808
Santander Consumer USA Holdings Inc.	14,568	259,456
SLM Corp.	350,015	2,996,128
Synchrony Financial[a]	225,995	5,548,177

		215,617,652
CONTAINERS & PACKAGING — 0.35%
AptarGroup Inc.	36,254	2,200,618
Avery Dennison Corp.	80,499	3,594,280
Ball Corp.	339,186	21,460,298
Crown Holdings Inc.[a]	337,549	15,027,682
Owens-Illinois Inc.[a,b]	241,540	6,292,117
Packaging Corp. of America	239,448	15,281,571
Sealed Air Corp.	525,942	18,344,857
Silgan Holdings Inc.	106,539	5,007,333

		87,208,756
DISTRIBUTORS — 0.20%
Genuine Parts Co.	349,783	30,679,467
LKQ Corp.[a,b]	735,232	19,549,819

		50,229,286
DIVERSIFIED CONSUMER SERVICES — 0.12%
H&R Block Inc.	666,416	20,665,560
Service Corp. International	404,526	8,551,680
ServiceMaster Global Holdings Inc.[a]	67,289	1,628,394

		30,845,634

13

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

September 30, 2014

Security	Shares	Value

DIVERSIFIED FINANCIAL SERVICES — 0.57%
CBOE Holdings Inc.	209,309	$11,203,264
Intercontinental Exchange Inc.	118,682	23,148,924
Leucadia National Corp.	147,197	3,509,177
McGraw Hill Financial Inc.	662,198	55,922,621
Moody’s Corp.	459,956	43,465,842
MSCI Inc. Class Aa,b	125,884	5,919,066

		143,168,894
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.22%
CenturyLink Inc.	85,157	3,482,070
Level 3 Communications Inc.[a]	410,505	18,772,394
tw telecom Inc.[a]	335,961	13,979,337
Verizon Communications Inc.	10,073,840	503,591,261
Windstream Holdings Inc.[b]	1,373,904	14,810,685

		554,635,747
ELECTRIC UTILITIES — 0.05%
ITC Holdings Corp.	362,482	12,915,234

		12,915,234
ELECTRICAL EQUIPMENT — 0.67%
Acuity Brands Inc.	105,137	12,375,676
AMETEK Inc.	596,793	29,964,977
Emerson Electric Co.	1,275,229	79,803,831
Hubbell Inc. Class B	23,151	2,790,390
Rockwell Automation Inc.	336,816	37,009,342
Solarcity Corp.[a,b]	103,408	6,163,117

		168,107,333
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.44%
Amphenol Corp. Class A	382,287	38,175,180
Avnet Inc.	68,506	2,842,999
CDW Corp.	211,617	6,570,708
Corning Inc.	739,339	14,298,816
FLIR Systems Inc.	241,369	7,564,504
IPG Photonics Corp.[a]	81,060	5,575,307
National Instruments Corp.	242,259	7,493,071
Trimble Navigation Ltd.[a]	634,416	19,349,688
Zebra Technologies Corp. Class Aa,b	123,041	8,732,220

		110,602,493
ENERGY EQUIPMENT & SERVICES — 2.39%
Atwood Oceanics Inc.[a]	34,077	1,488,824
Baker Hughes Inc.	88,090	5,731,135
Cameron International Corp.[a]	317,446	21,072,066
Dresser-Rand Group Inc.[a]	186,236	15,319,773
Dril-Quip Inc.[a,b]	99,394	8,885,824
FMC Technologies Inc.[a]	572,175	31,074,824
Frank’s International NV	10,762	201,249
Halliburton Co.	2,054,439	132,531,860
Helmerich & Payne Inc.	159,245	15,585,308
Nabors Industries Ltd.	71,679	1,631,414
National Oilwell Varco Inc.	88,755	6,754,256
Oceaneering International Inc.	263,048	17,142,838
Patterson-UTI Energy Inc.	179,818	5,849,480
RPC Inc.	149,846	3,290,618

Security	Shares	Value

Schlumberger Ltd.	3,163,747	$321,721,432
Seadrill Ltd.[b]	255,489	6,836,886
Seventy Seven Energy Inc.[a]	21,077	500,368
Superior Energy Services Inc.	25,978	853,897
Unit Corp.[a]	7,643	448,262

		596,920,314
FOOD & STAPLES RETAILING — 1.63%
Costco Wholesale Corp.	1,008,013	126,324,189
CVS Health Corp.	403,927	32,148,550
Kroger Co. (The)	1,239,609	64,459,668
Rite Aid Corp.[a]	1,589,265	7,692,043
Sprouts Farmers Market Inc.[a,b]	238,058	6,920,346
Sysco Corp.	533,877	20,260,632
Wal-Mart Stores Inc.	395,366	30,233,638
Walgreen Co.	1,745,834	103,475,581
Whole Foods Market Inc.	389,496	14,843,693

		406,358,340
FOOD PRODUCTS — 1.67%
Archer-Daniels-Midland Co.	156,258	7,984,784
Campbell Soup Co.	281,434	12,025,675
Flowers Foods Inc.	418,585	7,685,220
General Mills Inc.	1,494,886	75,416,999
Hain Celestial Group Inc.[a,b]	111,889	11,451,839
Hershey Co. (The)	363,742	34,711,899
Hormel Foods Corp.	325,512	16,728,062
Ingredion Inc.	27,220	2,063,004
Kellogg Co.	569,820	35,100,912
Keurig Green Mountain Inc.	344,056	44,772,007
Kraft Foods Group Inc.	1,448,193	81,678,085
McCormick & Co. Inc. NVS	317,782	21,259,616
Mead Johnson Nutrition Co. Class A	491,665	47,308,006
Pilgrim’s Pride Corp.[a,b]	20,396	623,302
Tyson Foods Inc. Class A	43,383	1,707,989
WhiteWave Foods Co. (The) Class Aa	423,509	15,386,082

		415,903,481
HEALTH CARE EQUIPMENT & SUPPLIES — 1.62%
Align Technology Inc.[a,b]	198,906	10,279,462
Baxter International Inc.	1,319,982	94,735,108
Becton, Dickinson and Co.	470,016	53,492,521
Boston Scientific Corp.[a,b]	305,975	3,613,565
C.R. Bard Inc.	185,526	26,476,416
Cooper Companies Inc. (The)	86,393	13,455,710
DENTSPLY International Inc.	107,446	4,899,538
Edwards Lifesciences Corp.[a]	256,658	26,217,615
Hill-Rom Holdings Inc.	9,390	389,028
Hologic Inc.[a,b]	189,622	4,613,503
IDEXX Laboratories Inc.[a,b]	124,957	14,723,683
Intuitive Surgical Inc.[a]	80,995	37,405,111
ResMed Inc.[b]	341,804	16,840,683
Sirona Dental Systems Inc.[a,b]	86,508	6,633,433
St. Jude Medical Inc.	445,324	26,777,332
Stryker Corp.	487,437	39,360,538
Varian Medical Systems Inc.[a,b]	252,645	20,241,917
Zimmer Holdings Inc.	30,724	3,089,298

		403,244,461

14

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

September 30, 2014

Security	Shares	Value

HEALTH CARE PROVIDERS & SERVICES — 1.73%
Aetna Inc.	258,841	$20,966,121
AmerisourceBergen Corp.	549,425	42,470,553
Brookdale Senior Living Inc.[a]	417,691	13,458,004
Cardinal Health Inc.	67,046	5,023,086
Catamaran Corp.[a]	502,715	21,189,437
Centene Corp.[a]	140,511	11,621,665
Cigna Corp.	50,958	4,621,381
DaVita HealthCare Partners Inc.[a]	150,282	10,991,626
Envision Healthcare Holdings Inc.[a]	197,519	6,849,959
Express Scripts Holding Co.[a,b]	1,629,703	115,105,923
HCA Holdings Inc.[a]	75,549	5,327,715
Henry Schein Inc.[a]	207,686	24,189,188
Laboratory Corp. of America Holdings[a]	81,776	8,320,708
McKesson Corp.	560,920	109,194,296
MEDNAX Inc.[a]	159,767	8,758,427
Patterson Companies Inc.	18,537	767,988
Premier Inc.[a,b]	78,751	2,587,758
Tenet Healthcare Corp.[a]	237,884	14,127,931
Universal Health Services Inc. Class B	47,866	5,001,997

		430,573,763
HEALTH CARE TECHNOLOGY — 0.26%
Allscripts Healthcare Solutions Inc.[a]	163,052	2,187,343
athenahealth Inc.[a,b]	92,174	12,138,394
Cerner Corp.[a,b]	724,860	43,179,910
IMS Health Holdings Inc.[a,b]	181,959	4,765,506
Veeva Systems Inc.[a,b]	92,160	2,596,147

		64,867,300
HOTELS, RESTAURANTS & LEISURE — 3.00%
Aramark	95,095	2,500,998
Bally Technologies Inc.[a]	95,734	7,725,734
Brinker International Inc.	158,172	8,033,556
Burger King Worldwide Inc.[b]	257,332	7,632,467
Chipotle Mexican Grill Inc.[a]	75,619	50,406,869
Choice Hotels International Inc.	5,838	303,576
Domino’s Pizza Inc.	135,503	10,428,311
Dunkin’ Brands Group Inc.	259,074	11,611,697
Hilton Worldwide Holdings Inc.[a,b]	329,570	8,117,309
Hyatt Hotels Corp. Class Aa	5,551	335,946
Las Vegas Sands Corp.	914,809	56,910,268
Marriott International Inc. Class A	471,080	32,928,492
McDonald’s Corp.	2,404,463	227,967,137
MGM Resorts International[a]	77,162	1,757,750
Norwegian Cruise Line Holdings Ltd.[a,b]	204,678	7,372,502
Panera Bread Co. Class Aa,b	59,656	9,707,224
SeaWorld Entertainment Inc.	165,682	3,186,065
Six Flags Entertainment Corp.	177,545	6,105,773
Starbucks Corp.	1,831,313	138,190,879
Starwood Hotels & Resorts Worldwide Inc.	210,030	17,476,596
Wyndham Worldwide Corp.	309,429	25,144,201
Wynn Resorts Ltd.	197,154	36,883,570
Yum! Brands Inc.	1,073,748	77,288,381

		748,015,301
HOUSEHOLD DURABLES — 0.31%
D.R. Horton Inc.	71,938	1,476,168
GoPro Inc.[a]	32,368	3,032,882

Security	Shares	Value

Harman International Industries Inc.	165,690	$16,244,248
Jarden Corp.[a]	96,210	5,783,183
Leggett & Platt Inc.	166,889	5,827,764
Lennar Corp. Class A	26,457	1,027,325
Newell Rubbermaid Inc.	399,529	13,747,793
NVR Inc.[a,b]	10,228	11,557,844
Tempur Sealy International Inc.[a,b]	148,028	8,314,733
Tupperware Brands Corp.	122,956	8,488,882
Whirlpool Corp.	17,379	2,531,251

		78,032,073
HOUSEHOLD PRODUCTS — 1.19%
Church & Dwight Co. Inc.	330,368	23,178,619
Clorox Co. (The)[b]	259,172	24,890,879
Colgate-Palmolive Co.	1,990,788	129,839,193
Kimberly-Clark Corp.	759,883	81,740,614
Procter & Gamble Co. (The)	375,244	31,422,933
Spectrum Brands Holdings Inc.	51,799	4,689,363

		295,761,601
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.01%
Calpine Corp.[a,b]	146,434	3,177,618

		3,177,618
INDUSTRIAL CONGLOMERATES — 1.08%
3M Co.	1,591,626	225,501,572
Danaher Corp.	347,373	26,393,400
Roper Industries Inc.	109,983	16,089,413

		267,984,385
INSURANCE — 0.49%
American Financial Group Inc.	29,057	1,682,110
Aon PLC	554,313	48,596,621
Arthur J. Gallagher & Co.	360,958	16,373,055
Brown & Brown Inc.	17,015	547,032
Erie Indemnity Co. Class A	59,534	4,513,272
Marsh & McLennan Companies Inc.	901,183	47,167,918
Reinsurance Group of America Inc.	46,847	3,753,850

		122,633,858
INTERNET & CATALOG RETAIL — 2.40%
Amazon.com Inc.[a]	913,918	294,683,720
Expedia Inc.	246,152	21,567,838
Groupon Inc.[a,b]	1,171,626	7,826,462
HomeAway Inc.[a]	210,720	7,480,560
Liberty Interactive Corp. Series Aa,b	597,710	17,046,689
Liberty TripAdvisor Holdings Inc. Class Aa	179,263	6,077,016
Liberty Ventures Series Aa	179,428	6,811,087
Netflix Inc.[a]	145,839	65,799,640
Priceline Group Inc. (The)[a]	125,477	145,375,143
TripAdvisor Inc.[a,b]	270,982	24,773,174
zulily Inc.[a,b]	32,234	1,221,346

		598,662,675
INTERNET SOFTWARE & SERVICES — 6.39%
Akamai Technologies Inc.[a]	432,788	25,880,722
CoStar Group Inc.[a,b]	78,520	12,213,001

15

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

September 30, 2014

Security	Shares	Value

eBay Inc.[a]	3,083,011	$174,590,913
Equinix Inc.[a]	129,375	27,489,600
Facebook Inc. Class Aa	4,803,205	379,645,323
Google Inc. Class Aa,b	682,812	401,773,409
Google Inc. Class Ca,b	690,887	398,890,518
IAC/InterActiveCorp	74,750	4,926,025
LinkedIn Corp. Class Aa,b	253,781	52,733,154
Pandora Media Inc.[a,b]	500,370	12,088,939
Rackspace Hosting Inc.[a,b]	285,764	9,301,618
Twitter Inc.[a]	1,165,598	60,121,545
VeriSign Inc.[a,b]	293,574	16,181,799
Yelp Inc.[a,b]	123,830	8,451,398
Zillow Inc. Class Aa,b	75,715	8,782,183

		1,593,070,147
IT SERVICES — 5.74%
Accenture PLC Class A	1,538,849	125,139,201
Alliance Data Systems Corp.[a]	131,879	32,741,599
Automatic Data Processing Inc.	1,172,808	97,436,888
Booz Allen Hamilton Holding Corp.	169,127	3,957,572
Broadridge Financial Solutions Inc.	293,317	12,210,787
Cognizant Technology Solutions Corp. Class Aa	1,480,205	66,268,778
Computer Sciences Corp.	21,531	1,316,621
DST Systems Inc.	59,884	5,025,465
Fidelity National Information Services Inc.	86,916	4,893,371
Fiserv Inc.[a]	606,323	39,189,687
FleetCor Technologies Inc.[a,b]	201,766	28,674,984
Gartner Inc.[a,b]	219,662	16,138,567
Genpact Ltd.[a]	42,866	699,573
Global Payments Inc.	166,152	11,610,702
International Business Machines Corp.	2,301,160	436,829,203
Jack Henry & Associates Inc.	205,956	11,463,511
MasterCard Inc. Class A	2,445,626	180,780,674
Paychex Inc.	705,579	31,186,592
Sabre Corp.[b]	110,029	1,971,169
Teradata Corp.[a,b]	303,091	12,705,575
Total System Services Inc.	315,609	9,771,255
Vantiv Inc. Class Aa,b	303,432	9,376,049
VeriFone Systems Inc.[a]	271,499	9,334,135
Visa Inc. Class A	1,219,807	260,270,219
Western Union Co.[b]	1,312,443	21,051,586

		1,430,043,763
LEISURE EQUIPMENT & PRODUCTS — 0.19%
Hasbro Inc.	237,659	13,070,057
Mattel Inc.	299,099	9,167,384
Polaris Industries Inc.	160,301	24,011,487

		46,248,928
LIFE SCIENCES TOOLS & SERVICES — 0.71%
Agilent Technologies Inc.	116,835	6,657,258
Bruker Corp.[a]	268,136	4,964,538
Charles River Laboratories International Inc.[a]	55,669	3,325,666
Covance Inc.[a]	126,497	9,955,314
Illumina Inc.[a]	339,123	55,589,042
Mettler-Toledo International Inc.[a,b]	71,094	18,209,306
PerkinElmer Inc.	52,196	2,275,746
Quintiles Transnational Holdings Inc.[a,b]	64,867	3,618,281
TECHNE Corp.	43,777	4,095,339
Thermo Fisher Scientific Inc.	391,124	47,599,791

Security	Shares	Value

Waters Corp.[a,b]	206,502	$20,468,478

		176,758,759
MACHINERY — 1.98%
Allison Transmission Holdings Inc.	328,743	9,365,888
Caterpillar Inc.	321,957	31,883,402
Colfax Corp.[a]	232,265	13,232,137
Crane Co.	43,305	2,737,309
Cummins Inc.	447,348	59,040,989
Deere & Co.	194,952	15,984,114
Donaldson Co. Inc.	317,882	12,915,546
Dover Corp.	298,924	24,012,565
Flowserve Corp.	334,119	23,562,072
Graco Inc.	147,601	10,771,921
IDEX Corp.	181,166	13,110,983
Illinois Tool Works Inc.	830,844	70,139,851
Ingersoll-Rand PLC	55,911	3,151,144
ITT Corp.	50,202	2,256,078
Lincoln Electric Holdings Inc.	66,736	4,613,793
Manitowoc Co. Inc. (The)	329,278	7,721,569
Middleby Corp. (The)[a,b]	139,549	12,298,453
Navistar International Corp.[a,b]	21,463	706,347
Nordson Corp.	156,761	11,924,809
PACCAR Inc.	790,417	44,954,967
Pall Corp.	267,368	22,378,702
Parker-Hannifin Corp.	193,012	22,032,320
Pentair PLC	32,532	2,130,521
Snap-on Inc.	19,924	2,412,398
Stanley Black & Decker Inc.	42,601	3,782,543
Timken Co. (The)	12,818	543,355
Toro Co. (The)	137,316	8,133,227
Trinity Industries Inc.	288,981	13,501,192
Valmont Industries Inc.[b]	4,297	579,794
WABCO Holdings Inc.[a]	137,877	12,539,913
Wabtec Corp.	234,862	19,033,217
Xylem Inc.	324,568	11,518,918

		492,970,037
MARINE — 0.07%
Kirby Corp.[a]	138,447	16,315,979

		16,315,979
MEDIA — 5.37%
AMC Networks Inc. Class Aa,b	145,409	8,494,794
Cablevision NY Group Class Ab	476,311	8,340,206
CBS Corp. Class B NVS	1,153,989	61,738,412
CBS Outdoor Americas Inc.	20,946	627,123
Charter Communications Inc. Class Aa	193,040	29,220,465
Cinemark Holdings Inc.	281,077	9,567,861
Clear Channel Outdoor Holdings Inc. Class A	47,593	320,777
Comcast Corp. Class A	5,765,735	310,081,228
DIRECTV[a]	1,137,884	98,449,724
Discovery Communications Inc. Series Aa,b	558,284	21,103,135
Discovery Communications Inc. Series C NVS[a,b]	558,265	20,812,119
DISH Network Corp. Class Aa	379,967	24,538,269
Interpublic Group of Companies Inc. (The)	1,031,732	18,901,330
Lamar Advertising Co. Class A	193,560	9,532,830
Lions Gate Entertainment Corp.	195,491	6,445,338
Live Nation Entertainment Inc.[a]	178,803	4,294,848
Morningstar Inc.	47,138	3,200,670

16

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

September 30, 2014

Security	Shares	Value

Omnicom Group Inc.	628,738	$43,294,899
Regal Entertainment Group Class A	50,552	1,004,974
Scripps Networks Interactive Inc. Class A	257,063	20,074,050
Sirius XM Holdings Inc.[a,b]	6,302,112	21,994,371
Starz Series Aa,b	199,942	6,614,081
Time Warner Cable Inc.	677,779	97,254,509
Twenty-First Century Fox Inc. Class A	3,414,170	117,071,889
Viacom Inc. Class B NVS	1,045,626	80,450,464
Walt Disney Co. (The)	3,530,441	314,315,162

		1,337,743,528
METALS & MINING — 0.08%
Carpenter Technology Corp.	7,798	352,080
Compass Minerals International Inc.	81,666	6,882,810
Southern Copper Corp.	355,061	10,527,559
Tahoe Resources Inc.[a]	32,102	651,671
TimkenSteel Corp.	6,409	297,954

		18,712,074
MULTI-UTILITIES — 0.02%
Dominion Resources Inc.	86,428	5,971,311

		5,971,311
MULTILINE RETAIL — 0.65%
Big Lots Inc.	42,115	1,813,051
Dillard’s Inc. Class A	42,322	4,612,251
Dollar General Corp.[a]	573,879	35,069,746
Dollar Tree Inc.[a]	503,157	28,212,013
Family Dollar Stores Inc.	219,495	16,953,794
Kohl’s Corp.	27,908	1,703,225
Macy’s Inc.	679,511	39,533,950
Nordstrom Inc.	337,625	23,083,421
Sears Holdings Corp.[a,b]	50,582	1,276,184
Target Corp.	155,946	9,774,695

		162,032,330
OIL, GAS & CONSUMABLE FUELS — 3.27%
Anadarko Petroleum Corp.	89,887	9,118,137
Antero Resources Corp.[a,b]	129,210	7,092,337
Athlon Energy Inc.[a]	124,767	7,265,182
Cabot Oil & Gas Corp.	1,015,215	33,187,378
Cheniere Energy Inc.[a]	578,757	46,317,923
Chesapeake Energy Corp.	294,594	6,772,716
Cimarex Energy Co.	25,701	3,251,948
Cobalt International Energy Inc.[a,b]	776,525	10,560,740
Concho Resources Inc.[a,b]	274,184	34,379,932
Continental Resources Inc.[a]	209,340	13,916,923
CVR Energy Inc.[b]	15,707	702,574
EOG Resources Inc.	1,329,463	131,643,426
EQT Corp.	334,485	30,618,757
Gulfport Energy Corp.[a]	168,328	8,988,715
HollyFrontier Corp.	88,494	3,865,418
Kinder Morgan Inc.	441,506	16,927,340
Kosmos Energy Ltd.[a,b]	257,294	2,562,648
Laredo Petroleum Inc.[a,b]	166,285	3,726,447
Marathon Petroleum Corp.	455,740	38,587,506
Memorial Resource Development Corp.[a]	66,549	1,804,143
Noble Energy Inc.	625,735	42,775,245
Oasis Petroleum Inc.[a]	246,349	10,299,852

Security	Shares	Value

ONEOK Inc.	268,253	$17,583,984
PBF Energy Inc.	52,896	1,269,504
Phillips 66	564,398	45,891,201
Pioneer Natural Resources Co.	347,995	68,544,575
QEP Resources Inc.	55,648	1,712,845
Range Resources Corp.	398,703	27,036,050
SM Energy Co.	163,312	12,738,336
Southwestern Energy Co.[a]	858,984	30,021,491
Targa Resources Corp.	91,944	12,520,015
Teekay Corp.	50,796	3,370,823
Tesoro Corp.	135,453	8,259,924
Ultra Petroleum Corp.[a,b]	111,420	2,591,629
Valero Energy Corp.	310,589	14,370,953
Whiting Petroleum Corp.[a,b]	29,745	2,306,725
Williams Companies Inc. (The)	1,817,190	100,581,467
World Fuel Services Corp.	38,717	1,545,583

		814,710,392
PAPER & FOREST PRODUCTS — 0.03%
International Paper Co.	163,512	7,806,063
Veritiv Corp.[a,b]	3,204	160,392

		7,966,455
PERSONAL PRODUCTS — 0.26%
Avon Products Inc.	431,624	5,438,463
Coty Inc. Class A	125,846	2,082,751
Estee Lauder Companies Inc. (The) Class A	557,924	41,688,081
Herbalife Ltd.[b]	185,397	8,111,119
Nu Skin Enterprises Inc. Class A	143,496	6,461,625

		63,782,039
PHARMACEUTICALS — 3.76%
AbbVie Inc.	3,868,058	223,419,030
Actavis PLC[a]	617,761	149,053,374
Allergan Inc.	723,859	128,984,435
Bristol-Myers Squibb Co.	1,439,226	73,659,587
Endo International PLC[a]	370,081	25,291,335
Jazz Pharmaceuticals PLC[a]	144,432	23,190,002
Johnson & Johnson	1,080,520	115,172,627
Mallinckrodt PLC[a]	199,161	17,954,364
Merck & Co. Inc.	995,314	59,002,214
Mylan Inc.[a]	909,214	41,360,145
Perrigo Co. PLC	73,733	11,073,959
Salix Pharmaceuticals Ltd.[a,b]	154,269	24,102,989
Zoetis Inc.	1,218,877	45,037,505

		937,301,566
PROFESSIONAL SERVICES — 0.40%
Dun & Bradstreet Corp. (The)	32,198	3,782,299
Equifax Inc.	158,959	11,880,596
IHS Inc. Class Aa,b	165,570	20,727,708
Nielsen NV	512,684	22,727,282
Robert Half International Inc.	334,926	16,411,374
Verisk Analytics Inc. Class Aa,b	404,818	24,649,368

		100,178,627
REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.77%
American Tower Corp.	962,731	90,140,504

17

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

September 30, 2014

Security	Shares	Value

Apartment Investment and Management Co. Class Ab	201,391	$6,408,262
Boston Properties Inc.[b]	44,681	5,172,273
Columbia Property Trust Inc.	45,574	1,087,851
Crown Castle International Corp.	812,033	65,393,017
Equity Lifestyle Properties, Inc.	146,924	6,223,701
Extra Space Storage Inc.	282,390	14,562,852
Federal Realty Investment Trust[b]	108,790	12,887,263
Gaming and Leisure Properties Inc.	34,241	1,058,047
Health Care REIT Inc.	421,303	26,276,668
Healthcare Trust of America Inc. Class A	69,401	805,052
NorthStar Realty Finance Corp.[b]	112,730	1,991,939
Omega Healthcare Investors Inc.[b]	100,780	3,445,668
Plum Creek Timber Co. Inc.[b]	207,848	8,108,150
Public Storage	322,473	53,478,922
Rayonier Inc.	36,667	1,141,810
Simon Property Group Inc.	563,785	92,697,530
Tanger Factory Outlet Centers Inc.	138,330	4,526,158
Taubman Centers Inc.	143,818	10,498,714
Ventas Inc.[b]	327,029	20,259,447
Vornado Realty Trust	102,720	10,267,891
Weyerhaeuser Co.	134,512	4,285,552

		440,717,271
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.15%
CBRE Group Inc. Class Aa,b	681,615	20,271,230
Howard Hughes Corp. (The)[a]	45,842	6,876,300
Jones Lang LaSalle Inc.	28,913	3,652,868
Realogy Holdings Corp.[a,b]	154,028	5,729,842

		36,530,240
ROAD & RAIL — 1.47%
AMERCO	10,081	2,640,113
Avis Budget Group Inc.[a,b]	256,653	14,087,683
Genesee & Wyoming Inc. Class Aa,b	58,522	5,577,732
Hertz Global Holdings Inc.[a]	1,089,188	27,654,483
J.B. Hunt Transport Services Inc.	224,056	16,591,347
Kansas City Southern Industries Inc.	207,216	25,114,579
Landstar System Inc.	109,457	7,901,701
Norfolk Southern Corp.	159,715	17,824,194
Old Dominion Freight Line Inc.[a]	153,156	10,818,940
Union Pacific Corp.	2,203,541	238,907,915

		367,118,687
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.25%
Advanced Micro Devices Inc.[a,b]	1,504,023	5,128,718
Altera Corp.	285,243	10,205,994
Analog Devices Inc.	348,853	17,264,735
Applied Materials Inc.	1,978,415	42,753,548
Atmel Corp.[a]	1,025,134	8,283,083
Avago Technologies Ltd.	607,780	52,876,860
Cree Inc.[a,b]	162,761	6,665,063
Freescale Semiconductor Ltd.[a,b]	236,156	4,612,127
Intel Corp.	1,029,407	35,843,952
KLA-Tencor Corp.	367,770	28,972,921
Lam Research Corp.	104,971	7,841,334
Linear Technology Corp.	575,524	25,547,510
Maxim Integrated Products Inc.	632,242	19,118,998
Microchip Technology Inc.[b]	486,885	22,995,579
Micron Technology Inc.[a]	2,283,656	78,238,055
NVIDIA Corp.	222,865	4,111,859

Security	Shares	Value

ON Semiconductor Corp.[a,b]	550,913	$4,925,162
Skyworks Solutions Inc.	461,266	26,776,491
SunEdison Inc.[a,b]	208,644	3,939,199
SunPower Corp.[a,b]	10,170	344,560
Teradyne Inc.	54,847	1,063,483
Texas Instruments Inc.	2,625,707	125,219,967
Xilinx Inc.	652,741	27,643,581

		560,372,779
SOFTWARE — 5.79%
Activision Blizzard Inc.	796,241	16,553,850
Adobe Systems Inc.[a]	1,210,835	83,777,674
ANSYS Inc.[a]	52,212	3,950,882
Autodesk Inc.[a,b]	436,668	24,060,407
Cadence Design Systems Inc.[a,b]	705,168	12,135,941
Citrix Systems Inc.[a,b]	360,795	25,739,115
Concur Technologies Inc.[a,b]	116,050	14,717,461
Electronic Arts Inc.[a]	585,516	20,850,225
FactSet Research Systems Inc.	103,126	12,532,903
FireEye Inc.[a,b]	169,282	5,173,258
Fortinet Inc.[a]	333,714	8,431,284
Informatica Corp.[a]	240,608	8,238,418
Intuit Inc.	690,626	60,533,369
Microsoft Corp.	13,001,086	602,730,347
NetSuite Inc.[a,b]	101,233	9,064,403
Oracle Corp.	7,989,993	305,856,932
PTC Inc.[a]	288,871	10,659,340
Red Hat Inc.[a]	460,287	25,845,115
Salesforce.com Inc.[a,b]	1,493,683	85,931,583
ServiceNow Inc.[a,b]	350,495	20,602,096
SolarWinds Inc.[a,b]	159,926	6,724,888
Solera Holdings Inc.	167,598	9,445,823
Splunk Inc.[a,b]	287,924	15,939,473
Tableau Software Inc. Class Aa,b	92,773	6,739,958
TIBCO Software Inc.[a,b]	397,079	9,382,977
VMware Inc. Class Aa,b	213,180	20,004,811
Workday Inc. Class Aa,b	227,572	18,774,690

		1,444,397,223
SPECIALTY RETAIL — 3.71%
Aaron’s Inc.	28,423	691,247
Abercrombie & Fitch Co. Class A	25,581	929,614
Advance Auto Parts Inc.	177,398	23,114,959
AutoNation Inc.[a,b]	177,242	8,917,045
AutoZone Inc.[a,b]	79,344	40,438,463
Bed Bath & Beyond Inc.[a]	210,246	13,840,494
Best Buy Co. Inc.	209,036	7,021,519
Cabela’s Inc.[a,b]	14,209	836,910
CarMax Inc.[a,b]	369,904	17,182,041
Chico’s FAS Inc.	164,177	2,424,894
CST Brands Inc.	157,123	5,648,572
Dick’s Sporting Goods Inc.	40,591	1,781,133
Foot Locker Inc.	51,402	2,860,521
GameStop Corp. Class A	14,575	600,490
Gap Inc. (The)	643,743	26,837,646
GNC Holdings Inc. Class A	221,768	8,591,292
Home Depot Inc. (The)	3,326,910	305,210,724
L Brands Inc.	211,359	14,156,826
Lowe’s Companies Inc.	2,478,347	131,154,123
Michaels Companies Inc. (The)[a]	43,113	753,615
Murphy USA Inc.[a,b]	53,001	2,812,233

18

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

September 30, 2014

Security	Shares	Value

O’Reilly Automotive Inc.[a,b]	258,067	$38,802,954
Penske Automotive Group Inc.	45,987	1,866,612
PetSmart Inc.	241,383	16,918,535
Ross Stores Inc.	516,766	39,057,174
Sally Beauty Holdings Inc.[a,b]	292,228	7,998,280
Signet Jewelers Ltd.	134,286	15,296,518
Tiffany & Co.	274,420	26,429,390
TJX Companies Inc. (The)	1,703,639	100,804,320
Tractor Supply Co.	336,958	20,726,287
Ulta Salon, Cosmetics & Fragrance Inc.[a]	156,679	18,514,758
Urban Outfitters Inc.[a,b]	188,234	6,908,188
Williams-Sonoma Inc.	229,212	15,258,643

		924,386,020
TEXTILES, APPAREL & LUXURY GOODS — 1.59%
Carter’s Inc.	130,759	10,136,438
Coach Inc.	666,409	23,730,824
Deckers Outdoor Corp.[a,b]	84,422	8,204,130
Fossil Group Inc.[a]	113,545	10,661,876
Hanesbrands Inc.	242,123	26,013,695
Kate Spade & Co.[a]	308,267	8,085,843
Michael Kors Holdings Ltd.[a,b]	497,007	35,481,330
Nike Inc. Class B	1,699,196	151,568,283
PVH Corp.	175,495	21,261,219
Ralph Lauren Corp.	108,170	17,818,844
Under Armour Inc. Class Aa,b	420,868	29,081,979
VF Corp.	839,271	55,417,064

		397,461,525
THRIFTS & MORTGAGE FINANCE — 0.03%
Nationstar Mortgage Holdings Inc.[a,b]	47,391	1,622,668
Ocwen Financial Corp.[a,b]	259,159	6,784,782

		8,407,450
TOBACCO — 1.94%
Altria Group Inc.	4,571,404	210,010,300
Lorillard Inc.	881,972	52,838,943
Philip Morris International Inc.	2,246,013	187,317,484
Reynolds American Inc.	567,080	33,457,720

		483,624,447
TRADING COMPANIES & DISTRIBUTORS — 0.46%
Air Lease Corp.	15,900	516,750
Fastenal Co.	722,013	32,418,384
HD Supply Holdings Inc.[a]	258,278	7,040,658
MRC Global Inc.[a]	112,537	2,624,363
MSC Industrial Direct Co. Inc. Class A	115,454	9,866,699
NOW Inc.[a,b]	22,188	674,737
United Rentals Inc.[a,b]	236,524	26,277,816
W.W. Grainger Inc.	141,815	35,687,745

		115,107,152

Security	Shares	Value

WIRELESS TELECOMMUNICATION SERVICES — 0.14%
SBA Communications Corp. Class Aa	313,371	$34,752,844

		34,752,844

TOTAL COMMON STOCKS (Cost: $18,126,758,481)		24,908,412,694

SHORT-TERM INVESTMENTS — 2.64%

MONEY MARKET FUNDS — 2.64%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	599,513,366	599,513,366
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	37,170,279	37,170,279
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	20,323,725	20,323,725

		657,007,370

TOTAL SHORT-TERM INVESTMENTS (Cost: $657,007,370)		657,007,370

TOTAL INVESTMENTS IN SECURITIES — 102.55%
(Cost: $18,783,765,851)		25,565,420,064
Other Assets, Less Liabilities — (2.55)%		(634,951,991)

NET ASSETS — 100.00%		$24,930,468,073

NVS — Non-Voting Shares

[a]	Non-income earning security.

[b]	All or a portion of this security represents a security on loan. See Note 1.

[c]	Affiliated issuer. See Note 2.

[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

19

Schedule of Investments  (Unaudited)

iSHARES® RUSSELL 1000 VALUE ETF

September 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.84%

AEROSPACE & DEFENSE — 2.19%
Alliant Techsystems Inc.	74,991	$9,571,851
Exelis Inc.	448,412	7,416,734
General Dynamics Corp.	721,301	91,670,144
Huntington Ingalls Industries Inc.	18,020	1,877,864
L-3 Communications Holdings Inc.	203,405	24,188,923
Northrop Grumman Corp.	505,064	66,547,233
Raytheon Co.	737,906	74,986,008
Rockwell Collins Inc.	37,809	2,968,006
Spirit AeroSystems Holdings Inc. Class Aa	19,644	747,651
Textron Inc.	658,429	23,696,860
Triumph Group Inc.	94,355	6,137,793
United Technologies Corp.	1,919,996	202,751,577
Vectrus Inc.[a]	24,912	486,527

		513,047,171
AIR FREIGHT & LOGISTICS — 0.27%
FedEx Corp.	397,300	64,144,085

		64,144,085
AIRLINES — 0.33%
Alaska Air Group Inc.	27,832	1,211,805
Copa Holdings SA Class A	17,008	1,824,788
Delta Air Lines Inc.	1,895,934	68,538,014
Southwest Airlines Co.	179,962	6,077,317

		77,651,924
AUTO COMPONENTS — 0.40%
Gentex Corp.	141,818	3,796,468
Johnson Controls Inc.	1,148,256	50,523,264
Lear Corp.	38,253	3,305,442
TRW Automotive Holdings Corp.[a]	261,261	26,452,676
Visteon Corp.[a]	103,764	10,091,049

		94,168,899
AUTOMOBILES — 1.09%
Ford Motor Co.	9,159,337	135,466,594
General Motors Co.	3,782,486	120,812,603

		256,279,197
BEVERAGES — 0.11%
Constellation Brands Inc. Class Aa	25,857	2,253,696
Molson Coors Brewing Co. Class B NVS	320,617	23,866,730

		26,120,426
BIOTECHNOLOGY — 0.08%
Alkermes PLC[a]	49,168	2,107,832
Alnylam Pharmaceuticals Inc.[a,b]	23,872	1,864,403
Amgen Inc.	92,864	13,043,678
Cubist Pharmaceuticals Inc.[a,b]	9,263	614,507

Security	Shares	Value

Myriad Genetics Inc.[a,b]	21,807	$841,096

		18,471,516
BUILDING PRODUCTS — 0.10%
A.O. Smith Corp.	97,959	4,631,502
Fortune Brands Home & Security Inc.	227,421	9,349,277
Owens Corning	277,098	8,797,861

		22,778,640
CAPITAL MARKETS — 3.37%
Ameriprise Financial Inc.	291,115	35,917,769
Bank of New York Mellon Corp. (The)	2,689,665	104,170,725
BlackRock Inc.[c]	185,836	61,013,675
Charles Schwab Corp. (The)	2,213,958	65,068,226
E*TRADE Financial Corp.[a,b]	680,632	15,375,477
Federated Investors Inc. Class B	58,533	1,718,529
Franklin Resources Inc.	170,880	9,331,757
Goldman Sachs Group Inc. (The)	1,054,690	193,609,443
Invesco Ltd.[b]	864,417	34,127,183
Legg Mason Inc.	149,324	7,639,416
Morgan Stanley	3,617,551	125,058,738
Northern Trust Corp.	557,785	37,946,114
NorthStar Asset Management Group Inc.[a]	341,304	6,286,820
Raymond James Financial Inc.	294,544	15,781,668
SEI Investments Co.	19,776	715,100
State Street Corp.	1,015,197	74,728,651
TD Ameritrade Holding Corp.	79,482	2,652,314

		791,141,605
CHEMICALS — 1.60%
Air Products and Chemicals Inc.	500,676	65,178,002
Albemarle Corp.	111,596	6,573,004
Ashland Inc.	183,829	19,136,599
Cabot Corp.	142,571	7,238,330
Celanese Corp. Series A	336,188	19,673,722
CF Industries Holdings Inc.	122,825	34,295,196
Cytec Industries Inc.	149,288	7,059,830
Dow Chemical Co. (The)	2,385,483	125,094,728
E.I. du Pont de Nemours and Co.	121,647	8,729,389
Eastman Chemical Co.	32,001	2,588,561
Huntsman Corp.	142,114	3,693,543
Mosaic Co. (The)	789,301	35,052,857
Rayonier Advanced Materials Inc.[b]	87,873	2,891,900
Rockwood Holdings Inc.	160,213	12,248,284
RPM International Inc.	23,017	1,053,718
Sigma-Aldrich Corp.	151,377	20,588,786
W.R. Grace & Co.[a]	24,860	2,260,768
Westlake Chemical Corp.	14,359	1,243,346

		374,600,563
COMMERCIAL BANKS — 11.33%
Associated Banc-Corp.	377,110	6,569,256
Bank of America Corp.	24,801,549	422,866,410
Bank of Hawaii Corp.	105,046	5,967,663
BankUnited Inc.	240,396	7,329,674
BB&T Corp.	1,694,662	63,058,373
BOK Financial Corp.	64,385	4,280,315
CIT Group Inc.	456,298	20,971,456
Citigroup Inc.	7,164,726	371,276,101

20

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

September 30, 2014

Security	Shares	Value

City National Corp.	112,578	$8,518,777
Comerica Inc.	428,537	21,366,855
Commerce Bancshares Inc.	192,425	8,590,814
Cullen/Frost Bankers Inc.	124,653	9,537,201
East West Bancorp Inc.	338,275	11,501,350
Fifth Third Bancorp	2,006,090	40,161,922
First Horizon National Corp.	559,560	6,871,397
First Niagara Financial Group Inc.	840,739	7,003,356
First Republic Bank	324,626	16,030,032
Fulton Financial Corp.	446,934	4,952,029
Huntington Bancshares Inc.	1,952,602	18,998,817
J.P. Morgan Chase & Co.	8,926,366	537,724,288
KeyCorp	2,083,491	27,772,935
M&T Bank Corp.	310,140	38,237,160
PacWest Bancorp	234,339	9,661,797
PNC Financial Services Group Inc. (The)[c]	1,259,788	107,812,657
Popular Inc.[a,b]	244,731	7,203,657
Regions Financial Corp.	3,252,693	32,657,038
Signature Bank[a]	8,674	972,008
SunTrust Banks Inc.	1,256,792	47,795,800
SVB Financial Group[a]	108,596	12,172,526
Synovus Financial Corp.	328,723	7,771,012
TCF Financial Corp.	394,120	6,120,684
U.S. Bancorp	4,051,581	169,477,633
Wells Fargo & Co.	11,263,446	584,234,944
Zions Bancorp	478,363	13,901,229

		2,659,367,166
COMMERCIAL SERVICES & SUPPLIES — 0.54%
ADT Corp. (The)[b]	411,042	14,575,549
Cintas Corp.	47,574	3,358,249
Clean Harbors Inc.[a,b]	37,934	2,045,401
Covanta Holding Corp.	151,108	3,206,512
Iron Mountain Inc.	43,447	1,418,545
KAR Auction Services Inc.	197,721	5,660,752
Pitney Bowes Inc.	260,317	6,505,322
R.R. Donnelley & Sons Co.	425,406	7,002,183
Republic Services Inc.	626,426	24,443,142
Tyco International Ltd.	117,818	5,251,148
Waste Connections Inc.	115,265	5,592,658
Waste Management Inc.	984,578	46,796,992

		125,856,453
COMMUNICATIONS EQUIPMENT — 1.64%
Arista Networks Inc.[a]	3,359	296,701
Brocade Communications Systems Inc.	1,024,512	11,136,446
Cisco Systems Inc.	12,082,076	304,105,853
EchoStar Corp. Class Aa	76,888	3,749,059
Harris Corp.	199,607	13,253,905
JDS Uniphase Corp.[a]	547,078	7,002,598
Juniper Networks Inc.	875,036	19,382,047
Motorola Solutions Inc.	410,437	25,972,453

		384,899,062
COMPUTERS & PERIPHERALS — 1.75%
EMC Corp.	4,350,664	127,300,429
Hewlett-Packard Co.	4,469,756	158,542,245
Lexmark International Inc. Class A	146,346	6,219,705
NCR Corp.[a]	357,660	11,949,421
NetApp Inc.	499,328	21,451,131

Security	Shares	Value

SanDisk Corp.	280,130	$27,438,733
Stratasys Ltd.[a]	50,485	6,097,578
Western Digital Corp.	525,055	51,098,353

		410,097,595
CONSTRUCTION & ENGINEERING — 0.27%
AECOM Technology Corp.[a,b]	234,749	7,922,779
Fluor Corp.	145,692	9,730,769
Jacobs Engineering Group Inc.[a]	312,004	15,232,035
KBR Inc.	348,124	6,555,175
Quanta Services Inc.[a,b]	381,690	13,851,530
URS Corp.	162,301	9,350,160

		62,642,448
CONSTRUCTION MATERIALS — 0.08%
Vulcan Materials Co.	308,546	18,583,726

		18,583,726
CONSUMER FINANCE — 0.90%
Ally Financial Inc.[a]	67,109	1,552,902
Capital One Financial Corp.	1,348,119	110,033,473
Discover Financial Services	1,099,763	70,813,740
Navient Corp.	997,201	17,660,430
Santander Consumer USA Holdings Inc.	193,063	3,438,452
SLM Corp.	660,031	5,649,865
Synchrony Financial[a]	83,951	2,060,997

		211,209,859
CONTAINERS & PACKAGING — 0.31%
AptarGroup Inc.	119,726	7,267,368
Avery Dennison Corp.	147,010	6,563,997
Bemis Co. Inc.	237,303	9,022,260
Greif Inc. Class A	75,097	3,290,000
MeadWestvaco Corp.	395,980	16,211,421
Owens-Illinois Inc.[a]	155,764	4,057,652
Rock-Tenn Co. Class A	338,609	16,111,016
Sonoco Products Co.	240,291	9,441,033

		71,964,747
DISTRIBUTORS — 0.01%
Genuine Parts Co.	23,255	2,039,696

		2,039,696
DIVERSIFIED CONSUMER SERVICES — 0.09%
Apollo Education Group Inc.[a,b]	229,287	5,766,568
DeVry Education Group Inc.	150,184	6,429,377
Graham Holdings Co. Class B	8,232	5,759,025
Service Corp. International	112,134	2,370,513
ServiceMaster Global Holdings Inc.[a]	32,135	777,667

		21,103,150
DIVERSIFIED FINANCIAL SERVICES — 3.16%
Berkshire Hathaway Inc. Class Ba	4,316,613	596,296,920
CME Group Inc.	751,958	60,122,802
FNFV Group[a,b]	218,387	3,005,005
Interactive Brokers Group Inc. Class A	127,548	3,182,323

21

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

September 30, 2014

Security	Shares	Value

Intercontinental Exchange Inc.	156,458	$30,517,133
Leucadia National Corp.	726,827	17,327,556
MSCI Inc. Class Aa,b	153,779	7,230,688
NASDAQ OMX Group Inc. (The)	275,612	11,691,461
Voya Financial Inc.	339,263	13,265,183

		742,639,071
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.13%
AT&T Inc.	12,241,996	431,407,939
CenturyLink Inc.	1,268,508	51,869,292
Frontier Communications Corp.	2,364,336	15,391,827
Level 3 Communications Inc.[a]	27,285	1,247,743
Windstream Holdings Inc.	91,180	982,921

		500,899,722
ELECTRIC UTILITIES — 3.18%
American Electric Power Co. Inc.	1,151,210	60,104,674
Duke Energy Corp.	1,668,071	124,721,669
Edison International	768,483	42,973,569
Entergy Corp.	423,113	32,719,328
Exelon Corp.	2,025,396	69,045,750
FirstEnergy Corp.	990,445	33,249,239
Great Plains Energy Inc.	362,446	8,760,320
Hawaiian Electric Industries Inc.[b]	240,006	6,372,159
ITC Holdings Corp.	20,830	742,173
NextEra Energy Inc.	1,028,623	96,567,127
Northeast Utilities	745,322	33,017,765
OGE Energy Corp.	469,754	17,432,571
Pepco Holdings Inc.	592,152	15,845,988
Pinnacle West Capital Corp.	260,332	14,224,540
PPL Corp.	1,567,042	51,461,659
Southern Co. (The)	2,102,638	91,780,149
Westar Energy Inc.	303,478	10,354,669
Xcel Energy Inc.	1,184,001	35,993,630

		745,366,979
ELECTRICAL EQUIPMENT — 0.53%
Babcock & Wilcox Co. (The)	260,899	7,224,293
Eaton Corp. PLC	1,124,351	71,250,123
Emerson Electric Co.	418,778	26,207,127
Hubbell Inc. Class B	117,060	14,109,242
Regal Beloit Corp.	106,767	6,859,780

		125,650,565
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.48%
Arrow Electronics Inc.[a]	235,040	13,009,464
Avnet Inc.	259,817	10,782,405
AVX Corp.	110,092	1,462,022
Corning Inc.	2,370,240	45,840,442
Dolby Laboratories Inc. Class Aa	113,070	4,725,195
FLIR Systems Inc.	100,446	3,147,978
Ingram Micro Inc. Class Aa,b	365,225	9,426,457
Jabil Circuit Inc.	478,521	9,651,769
Knowles Corp.[a,b]	201,138	5,330,157
Tech Data Corp.[a]	90,272	5,313,410
Vishay Intertechnology Inc.	320,042	4,573,400

		113,262,699

Security	Shares	Value

ENERGY EQUIPMENT & SERVICES — 1.01%
Atwood Oceanics Inc.[a]	118,870	$5,193,430
Baker Hughes Inc.	942,958	61,348,847
Cameron International Corp.[a]	173,889	11,542,752
Diamond Offshore Drilling Inc.[b]	158,527	5,432,720
Frank’s International NV	70,552	1,319,322
Helmerich & Payne Inc.	73,840	7,226,721
Nabors Industries Ltd.	632,205	14,388,986
National Oilwell Varco Inc.	925,939	70,463,958
Oil States International Inc.[a]	111,076	6,875,604
Patterson-UTI Energy Inc.	167,166	5,437,910
Rowan Companies PLC Class A	294,185	7,445,822
Seadrill Ltd.[b]	585,727	15,674,055
Seventy Seven Energy Inc.[a]	68,559	1,627,591
Superior Energy Services Inc.	343,802	11,300,772
Tidewater Inc.	117,617	4,590,592
Unit Corp.[a]	109,715	6,434,785

		236,303,867
FOOD & STAPLES RETAILING — 2.39%
Costco Wholesale Corp.	60,358	7,564,065
CVS Health Corp.	2,366,104	188,318,217
Rite Aid Corp.[a]	763,695	3,696,284
Safeway Inc.	543,250	18,633,475
Sysco Corp.	861,777	32,704,437
Wal-Mart Stores Inc.	3,374,403	258,040,597
Walgreen Co.	558,249	33,087,418
Whole Foods Market Inc.	489,887	18,669,594

		560,714,087
FOOD PRODUCTS — 1.49%
Archer-Daniels-Midland Co.	1,392,360	71,149,596
Bunge Ltd.	347,235	29,247,604
Campbell Soup Co.	137,624	5,880,673
ConAgra Foods Inc.	993,384	32,821,407
Hain Celestial Group Inc.[a,b]	9,942	1,017,564
Ingredion Inc.	149,421	11,324,618
J.M. Smucker Co. (The)	244,580	24,210,974
Kellogg Co.	53,413	3,290,241
Mondelez International Inc. Class A	3,989,436	136,698,025
Pilgrim’s Pride Corp.[a,b]	129,971	3,971,914
Pinnacle Foods Inc.	128,669	4,201,043
Tyson Foods Inc. Class A	640,650	25,222,390

		349,036,049
GAS UTILITIES — 0.27%
AGL Resources Inc.	281,327	14,443,328
Atmos Energy Corp.	236,052	11,259,681
National Fuel Gas Co.	198,175	13,870,268
Questar Corp.	412,148	9,186,779
UGI Corp.	407,210	13,881,789

		62,641,845
HEALTH CARE EQUIPMENT & SUPPLIES — 2.44%
Abbott Laboratories	3,542,417	147,329,123
Alere Inc.[a,b]	195,394	7,577,379
Boston Scientific Corp.[a]	2,823,432	33,344,732
CareFusion Corp.[a,b]	489,011	22,127,748

22

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

September 30, 2014

Security	Shares	Value

Cooper Companies Inc. (The)	29,291	$4,562,073
Covidien PLC	1,063,433	91,997,589
DENTSPLY International Inc.	230,479	10,509,842
Hill-Rom Holdings Inc.	126,286	5,232,029
Hologic Inc.[a,b]	384,161	9,346,637
Intuitive Surgical Inc.[a,b]	6,278	2,899,306
Medtronic Inc.	2,356,201	145,966,652
Sirona Dental Systems Inc.[a]	52,340	4,013,431
St. Jude Medical Inc.	238,690	14,352,430
Stryker Corp.	320,350	25,868,263
Teleflex Inc.	97,393	10,230,161
Zimmer Holdings Inc.	366,146	36,815,980

		572,173,375
HEALTH CARE PROVIDERS & SERVICES — 2.91%
Aetna Inc.	591,775	47,933,775
Cardinal Health Inc.	737,416	55,247,207
Cigna Corp.	584,229	52,983,728
Community Health Systems Inc.[a]	271,907	14,897,785
DaVita HealthCare Partners Inc.[a]	273,775	20,023,904
Express Scripts Holding Co.[a]	244,519	17,270,377
HCA Holdings Inc.[a]	696,812	49,139,182
Health Net Inc.[a]	189,657	8,745,084
Humana Inc.	365,082	47,566,534
Laboratory Corp. of America Holdings[a,b]	120,832	12,294,656
LifePoint Hospitals Inc.[a,b]	105,159	7,275,951
MEDNAX Inc.[a,b]	81,719	4,479,836
Omnicare Inc.	233,601	14,543,998
Patterson Companies Inc.	185,059	7,666,994
Quest Diagnostics Inc.	340,818	20,680,836
UnitedHealth Group Inc.	2,311,054	199,328,407
Universal Health Services Inc. Class B	163,285	17,063,283
VCA Inc.[a]	208,913	8,216,548
WellPoint Inc.	659,635	78,905,539

		684,263,624
HEALTH CARE TECHNOLOGY — 0.01%
Allscripts Healthcare Solutions Inc.[a]	266,207	3,571,167

		3,571,167
HOTELS, RESTAURANTS & LEISURE — 0.65%
Aramark	7,539	198,276
Carnival Corp.	1,002,151	40,256,406
Choice Hotels International Inc.	76,673	3,986,996
Darden Restaurants Inc.	312,070	16,059,122
Hyatt Hotels Corp. Class Aa	92,728	5,611,899
International Game Technology	581,292	9,806,396
Marriott International Inc. Class A	66,016	4,614,518
MGM Resorts International[a,b]	804,922	18,336,123
Norwegian Cruise Line Holdings Ltd.[a,b]	15,386	554,204
Royal Caribbean Cruises Ltd.	391,726	26,359,242
Starwood Hotels & Resorts Worldwide Inc.	249,542	20,764,390
Wendy’s Co. (The)	650,382	5,372,155

		151,919,727
HOUSEHOLD DURABLES — 0.63%
D.R. Horton Inc.	690,067	14,160,175
Garmin Ltd.	288,075	14,977,019
GoPro Inc.[a]	16,898	1,583,342

Security	Shares	Value

Jarden Corp.[a]	211,224	$12,696,675
Leggett & Platt Inc.	165,914	5,793,717
Lennar Corp. Class A	394,085	15,302,320
Mohawk Industries Inc.[a]	144,841	19,527,463
Newell Rubbermaid Inc.	266,392	9,166,549
PulteGroup Inc.	893,215	15,774,177
Taylor Morrison Home Corp. Class Aa	76,740	1,244,723
Toll Brothers Inc.[a]	419,180	13,061,649
Whirlpool Corp.	166,509	24,252,036

		147,539,845
HOUSEHOLD PRODUCTS — 2.38%
Clorox Co. (The)	51,998	4,993,888
Colgate-Palmolive Co.	228,891	14,928,271
Energizer Holdings Inc.	145,472	17,923,605
Kimberly-Clark Corp.	151,988	16,349,349
Procter & Gamble Co. (The)	6,018,315	503,973,698

		558,168,811
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.28%
AES Corp. (The)	1,710,913	24,260,746
Calpine Corp.[a]	856,884	18,594,383
NRG Energy Inc.	795,482	24,246,292

		67,101,421
INDUSTRIAL CONGLOMERATES — 3.07%
Carlisle Companies Inc.	151,016	12,138,666
Danaher Corp.	1,096,273	83,294,823
General Electric Co.	23,650,784	605,933,086
Roper Industries Inc.	128,757	18,835,861

		720,202,436
INSURANCE — 5.65%
ACE Ltd.	796,500	83,528,955
Aflac Inc.	1,071,154	62,394,720
Alleghany Corp.[a]	38,836	16,239,273
Allied World Assurance Co. Holdings Ltd.	233,141	8,588,914
Allstate Corp. (The)	1,023,621	62,819,621
American Financial Group Inc.	143,204	8,290,080
American International Group Inc.	3,412,003	184,316,402
American National Insurance Co.	17,292	1,943,621
Aon PLC	162,273	14,226,474
Arch Capital Group Ltd.[a]	316,329	17,309,523
Arthur J. Gallagher & Co.	20,398	925,253
Aspen Insurance Holdings Ltd.	154,761	6,619,128
Assurant Inc.	169,014	10,867,600
Assured Guaranty Ltd.	400,047	8,865,041
Axis Capital Holdings Ltd.	254,235	12,032,943
Brown & Brown Inc.	268,772	8,641,020
Chubb Corp. (The)	576,658	52,522,011
Cincinnati Financial Corp.	385,723	18,148,267
CNA Financial Corp.	62,643	2,382,313
Endurance Specialty Holdings Ltd.	105,697	5,832,360
Everest Re Group Ltd.	108,761	17,620,370
FNF Group	653,311	18,122,847
Genworth Financial Inc. Class Aa	1,170,705	15,336,235
Hanover Insurance Group Inc. (The)	104,186	6,399,104
Hartford Financial Services Group Inc. (The)	1,060,683	39,510,442
HCC Insurance Holdings Inc.	235,675	11,380,746

23

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

September 30, 2014

Security	Shares	Value

Lincoln National Corp.	622,102	$33,332,225
Loews Corp.	768,156	32,001,379
Markel Corp.[a,b]	32,951	20,961,779
Marsh & McLennan Companies Inc.	422,629	22,120,402
MBIA Inc.[a,b]	334,853	3,073,951
Mercury General Corp.	53,355	2,604,258
MetLife Inc.	2,206,774	118,547,899
Old Republic International Corp.	613,249	8,757,196
PartnerRe Ltd.	119,171	13,095,701
Principal Financial Group Inc.	694,003	36,414,337
ProAssurance Corp.	140,440	6,189,191
Progressive Corp. (The)	1,396,371	35,300,259
Protective Life Corp.	186,005	12,910,607
Prudential Financial Inc.	1,084,999	95,414,812
Reinsurance Group of America Inc.	117,952	9,451,494
RenaissanceRe Holdings Ltd.[b]	95,665	9,565,543
StanCorp Financial Group Inc.	103,444	6,535,592
Torchmark Corp.	310,709	16,271,830
Travelers Companies Inc. (The)	819,552	76,988,715
Unum Group	607,185	20,875,020
Validus Holdings Ltd.	214,761	8,405,746
W.R. Berkley Corp.	236,389	11,299,394
White Mountains Insurance Group Ltd.[b]	14,566	9,177,600
XL Group PLC	640,421	21,242,765

		1,325,400,958
INTERNET & CATALOG RETAIL — 0.07%
HomeAway Inc.[a,b]	16,638	590,649
Liberty Interactive Corp. Series Aa	578,906	16,510,399

		17,101,048
INTERNET SOFTWARE & SERVICES — 0.48%
AOL Inc.[a]	189,043	8,497,483
IAC/InterActiveCorp	103,530	6,822,627
Yahoo! Inc.[a]	2,374,650	96,766,987

		112,087,097
IT SERVICES — 0.57%
Amdocs Ltd.	377,380	17,314,194
Booz Allen Hamilton Holding Corp.	11,555	270,387
Computer Sciences Corp.	320,885	19,622,118
CoreLogic Inc.[a]	217,194	5,879,442
DST Systems Inc.	13,392	1,123,857
Fidelity National Information Services Inc.	594,658	33,479,245
Genpact Ltd.[a]	336,671	5,494,471
Leidos Holdings Inc.	151,836	5,212,530
Paychex Inc.	83,927	3,709,573
Teradata Corp.[a,b]	78,726	3,300,194
Total System Services Inc.	89,990	2,786,090
Xerox Corp.	2,753,359	36,426,940

		134,619,041
LEISURE EQUIPMENT & PRODUCTS — 0.08%
Hasbro Inc.	42,955	2,362,310
Mattel Inc.	510,574	15,649,093

		18,011,403

Security	Shares	Value

LIFE SCIENCES TOOLS & SERVICES — 0.63%
Agilent Technologies Inc.	673,193	$38,358,537
Bio-Rad Laboratories Inc. Class Aa,b	49,030	5,560,002
Charles River Laboratories International Inc.[a]	60,307	3,602,740
Covance Inc.[a]	12,927	1,017,355
PerkinElmer Inc.	217,145	9,467,522
QIAGEN NVa,b	550,807	12,541,875
Quintiles Transnational Holdings Inc.[a,b]	70,734	3,945,543
TECHNE Corp.	45,023	4,211,902
Thermo Fisher Scientific Inc.	561,742	68,364,001

		147,069,477
MACHINERY — 1.76%
AGCO Corp.	221,162	10,054,024
Caterpillar Inc.	1,160,174	114,892,031
Crane Co.	73,199	4,626,909
Deere & Co.	669,285	54,874,677
Donaldson Co. Inc.	29,171	1,185,218
Dover Corp.	103,174	8,287,967
IDEX Corp.	14,945	1,081,570
Ingersoll-Rand PLC	583,508	32,886,511
ITT Corp.	168,114	7,555,043
Joy Global Inc.[b]	236,223	12,883,602
Kennametal Inc.	185,870	7,678,290
Lincoln Electric Holdings Inc.	125,392	8,668,976
Navistar International Corp.[a,b]	108,555	3,572,545
Oshkosh Corp.	199,946	8,827,616
PACCAR Inc.	70,469	4,007,924
Parker-Hannifin Corp.	164,067	18,728,248
Pentair PLC	425,096	27,839,537
Snap-on Inc.	118,151	14,305,723
SPX Corp.	103,140	9,687,940
Stanley Black & Decker Inc.	326,883	29,023,942
Terex Corp.	259,588	8,247,111
Timken Co. (The)	180,205	7,638,890
Trinity Industries Inc.	85,711	4,004,418
Valmont Industries Inc.[b]	59,489	8,026,851
Xylem Inc.	119,484	4,240,487

		412,826,050
MEDIA — 1.84%
CBS Corp. Class B NVS	115,988	6,205,358
CBS Outdoor Americas Inc.	261,201	7,820,358
Clear Channel Outdoor Holdings Inc. Class A	53,512	360,671
Comcast Corp. Class A	519,348	27,930,535
DISH Network Corp. Class Aa	134,715	8,699,895
DreamWorks Animation SKG Inc. Class Aa,b	176,907	4,824,254
Gannett Co. Inc.	534,984	15,872,975
John Wiley & Sons Inc. Class A	104,288	5,851,600
Liberty Media Corp. Class Aa	223,745	10,556,289
Liberty Media Corp. Class Ca	447,635	21,034,369
Live Nation Entertainment Inc.[a]	168,174	4,039,539
Madison Square Garden Inc. Class Aa,b	146,067	9,657,950
News Corp. Class A NVS[a]	1,173,193	19,181,706
Regal Entertainment Group Class Ab	145,896	2,900,412
Starz Series Aa,b	27,248	901,364
Thomson Reuters Corp.	838,147	30,516,932
Time Warner Inc.	2,080,485	156,473,277
Twenty-First Century Fox Inc. Class A	1,181,295	40,506,606
Walt Disney Co. (The)	661,734	58,914,178

		432,248,268

24

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

September 30, 2014

Security	Shares	Value

METALS & MINING — 1.14%
Alcoa Inc.	2,765,035	$44,489,413
Allegheny Technologies Inc.	255,765	9,488,881
Carpenter Technology Corp.	117,904	5,323,366
Cliffs Natural Resources Inc.[b]	362,290	3,760,570
Freeport-McMoRan Inc.	2,449,912	79,989,627
Newmont Mining Corp.	1,175,912	27,104,771
Nucor Corp.	751,156	40,772,748
Reliance Steel & Aluminum Co.	183,174	12,529,102
Royal Gold Inc.	151,685	9,850,424
Steel Dynamics Inc.	566,258	12,803,093
Tahoe Resources Inc.[a]	167,349	3,397,185
TimkenSteel Corp.	90,102	4,188,842
United States Steel Corp.	341,348	13,370,601

		267,068,623
MULTI-UTILITIES — 2.16%
Alliant Energy Corp.	261,698	14,500,686
Ameren Corp.	572,335	21,937,600
CenterPoint Energy Inc.	1,013,688	24,804,945
CMS Energy Corp.	635,696	18,854,743
Consolidated Edison Inc.	690,845	39,143,278
Dominion Resources Inc.	1,288,101	88,994,898
DTE Energy Co.	417,534	31,765,987
Integrys Energy Group Inc.	188,443	12,214,875
MDU Resources Group Inc.	451,633	12,559,914
NiSource Inc.	742,715	30,436,461
PG&E Corp.	1,096,200	49,372,848
Public Service Enterprise Group Inc.	1,193,316	44,439,088
SCANA Corp.	334,003	16,569,889
Sempra Energy	578,870	61,001,321
TECO Energy Inc.	550,392	9,565,813
Vectren Corp.	195,098	7,784,410
Wisconsin Energy Corp.	531,955	22,874,065

		506,820,821
MULTILINE RETAIL — 0.64%
Big Lots Inc.	96,739	4,164,614
Dillard’s Inc. Class A	19,482	2,123,148
Dollar General Corp.[a]	174,773	10,680,378
Family Dollar Stores Inc.	12,923	998,173
J.C. Penney Co. Inc.[a,b]	718,873	7,217,485
Kohl’s Corp.	464,883	28,371,809
Macy’s Inc.	194,316	11,305,305
Sears Holdings Corp.[a,b]	13,875	350,066
Target Corp.	1,343,695	84,222,803

		149,433,781
OIL, GAS & CONSUMABLE FUELS — 11.83%
Anadarko Petroleum Corp.	1,104,250	112,015,120
Apache Corp.	909,723	85,395,698
Chesapeake Energy Corp.	956,608	21,992,418
Chevron Corp.	4,489,851	535,729,021
Cimarex Energy Co.	180,456	22,833,098
Cobalt International Energy Inc.[a,b]	76,375	1,038,700
ConocoPhillips	2,895,602	221,571,465

Security	Shares	Value

CONSOL Energy Inc.	542,319	$20,532,197
CVR Energy Inc.[b]	21,781	974,264
Denbury Resources Inc.	828,729	12,455,797
Devon Energy Corp.	962,080	65,594,614
Energen Corp.	171,571	12,394,289
EP Energy Corp. Class Aa,b	78,195	1,366,849
EQT Corp.	33,718	3,086,546
Exxon Mobil Corp.	10,128,394	952,575,456
Golar LNG Ltd.[b]	119,686	7,947,150
Gulfport Energy Corp.[a]	38,567	2,059,478
Hess Corp.	655,415	61,818,743
HollyFrontier Corp.	382,905	16,725,290
Kinder Morgan Inc.	1,121,728	43,007,051
Laredo Petroleum Inc.[a,b]	22,246	498,533
Marathon Oil Corp.	1,594,618	59,941,691
Marathon Petroleum Corp.	151,255	12,806,761
Memorial Resource Development Corp.[a]	54,087	1,466,299
Murphy Oil Corp.	423,279	24,088,808
Newfield Exploration Co.[a]	321,236	11,908,218
Noble Energy Inc.	244,222	16,695,016
Occidental Petroleum Corp.	1,852,915	178,157,777
ONEOK Inc.	230,464	15,106,915
PBF Energy Inc.	112,127	2,691,048
Peabody Energy Corp.[b]	641,926	7,947,044
Phillips 66	787,427	64,025,689
QEP Resources Inc.	370,858	11,415,009
SandRidge Energy Inc.[a,b]	1,169,289	5,016,250
Spectra Energy Corp.	1,581,894	62,105,158
Teekay Corp.	58,182	3,860,958
Tesoro Corp.	173,905	10,604,727
Ultra Petroleum Corp.[a,b]	253,903	5,905,784
Valero Energy Corp.	957,826	44,318,609
Whiting Petroleum Corp.[a]	251,709	19,520,033
World Fuel Services Corp.	132,594	5,293,152
WPX Energy Inc.[a]	476,328	11,460,452

		2,775,947,175
PAPER & FOREST PRODUCTS — 0.20%
Domtar Corp.	151,617	5,326,306
International Paper Co.	863,380	41,217,761
Veritiv Corp.[a,b]	16,603	831,146

		47,375,213
PERSONAL PRODUCTS — 0.03%
Avon Products Inc.	608,367	7,665,424
Coty Inc. Class A	32,826	543,271

		8,208,695
PHARMACEUTICALS — 7.41%
Bristol-Myers Squibb Co.	2,513,210	128,626,088
Eli Lilly and Co.	2,320,395	150,477,616
Hospira Inc.[a,b]	394,268	20,513,764
Johnson & Johnson	5,624,936	599,561,928
Mallinckrodt PLC[a]	73,381	6,615,297
Merck & Co. Inc.	5,927,579	351,386,883
Perrigo Co. PLC	244,271	36,687,062
Pfizer Inc.	15,044,421	444,863,529

		1,738,732,167

25

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

September 30, 2014

Security	Shares	Value

PROFESSIONAL SERVICES — 0.22%
Dun & Bradstreet Corp. (The)	56,298	$6,613,326
Equifax Inc.	133,558	9,982,125
Manpowergroup Inc.	187,830	13,166,883
Nielsen NV	168,647	7,476,121
Towers Watson & Co. Class A	153,204	15,243,798

		52,482,253
REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.35%
Alexandria Real Estate Equities Inc.	169,023	12,465,446
American Campus Communities Inc.	248,145	9,044,885
American Capital Agency Corp.	832,186	17,683,952
American Homes 4 Rent Class A	353,471	5,970,125
American Realty Capital Properties Inc.	2,141,760	25,829,626
Annaly Capital Management Inc.[b]	2,234,957	23,869,341
Apartment Investment and Management Co. Class A	149,978	4,772,300
AvalonBay Communities Inc.	305,703	43,094,952
BioMed Realty Trust Inc.	455,336	9,197,787
Boston Properties Inc.	317,663	36,772,669
Brandywine Realty Trust	423,059	5,952,440
Brixmor Property Group Inc.[b]	113,678	2,530,472
Camden Property Trust	201,850	13,832,780
CBL & Associates Properties Inc.[b]	394,044	7,053,388
Chimera Investment Corp.	2,430,398	7,388,410
Columbia Property Trust Inc.	251,292	5,998,340
Corporate Office Properties Trust	207,196	5,329,081
Corrections Corp. of America	273,824	9,408,593
DDR Corp.[b]	711,009	11,895,181
Digital Realty Trust Inc.[b]	319,258	19,915,314
Douglas Emmett Inc.	338,976	8,701,514
Duke Realty Corp.[b]	777,273	13,353,550
Equity Commonwealth	303,585	7,805,170
Equity Lifestyle Properties, Inc.	54,438	2,305,994
Equity Residential	851,950	52,463,081
Essex Property Trust Inc.	147,457	26,357,939
Federal Realty Investment Trust	53,420	6,328,133
Gaming and Leisure Properties Inc.	166,122	5,133,170
General Growth Properties Inc.	1,337,354	31,494,687
HCP Inc.[b]	1,080,738	42,916,106
Health Care REIT Inc.	360,801	22,503,158
Healthcare Trust of America Inc. Class Ab	493,902	5,729,263
Home Properties Inc.	135,152	7,871,252
Hospitality Properties Trust[b]	352,848	9,473,969
Host Hotels & Resorts Inc.	1,785,384	38,082,241
Kilroy Realty Corp.[b]	193,961	11,529,042
Kimco Realty Corp.[b]	967,987	21,208,595
Liberty Property Trust[b]	347,995	11,574,314
Macerich Co. (The)	331,872	21,183,390
MFA Financial Inc.[b]	867,202	6,746,832
Mid-America Apartment Communities Inc.	176,954	11,617,030
National Retail Properties Inc.[b]	289,967	10,024,159
NorthStar Realty Finance Corp.	401,474	7,094,046
Omega Healthcare Investors Inc.[b]	200,368	6,850,582
Piedmont Office Realty Trust Inc. Class Ab	364,917	6,437,136
Plum Creek Timber Co. Inc.[b]	217,020	8,465,950
Post Properties Inc.	128,484	6,596,369
Prologis Inc.[b]	1,178,596	44,433,069
Public Storage	26,201	4,345,174
Rayonier Inc.	263,513	8,205,795
Realty Income Corp.[b]	522,343	21,306,371
Regency Centers Corp.	217,547	11,710,555

Security	Shares	Value

Retail Properties of America Inc. Class A	559,505	$8,185,558
Senior Housing Properties Trust	479,835	10,038,148
Simon Property Group Inc.	186,123	30,602,344
SL Green Realty Corp.	219,413	22,230,925
Spirit Realty Capital Inc.	940,735	10,319,863
Starwood Property Trust Inc.[b]	522,268	11,469,005
Tanger Factory Outlet Centers Inc.[b]	80,633	2,638,312
Taubman Centers Inc.[b]	9,864	720,072
Two Harbors Investment Corp.	865,868	8,372,944
UDR Inc.	593,107	16,162,166
Ventas Inc.[b]	357,369	22,139,010
Vornado Realty Trust	342,590	34,245,296
Washington Prime Group Inc.	365,326	6,385,898
Weingarten Realty Investors[b]	288,995	9,103,342
Weyerhaeuser Co.[b]	1,110,821	35,390,757
WP Carey Inc.	234,359	14,945,073

		1,020,801,431
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.14%
Forest City Enterprises Inc. Class Aa,b	388,983	7,608,508
Howard Hughes Corp. (The)[a]	48,998	7,349,700
Jones Lang LaSalle Inc.	77,068	9,736,771
Realogy Holdings Corp.[a,b]	195,992	7,290,902

		31,985,881
ROAD & RAIL — 0.74%
AMERCO	7,585	1,986,436
Con-way Inc.	134,974	6,411,265
CSX Corp.	2,368,897	75,946,838
Genesee & Wyoming Inc. Class Aa,b	66,384	6,327,059
Kansas City Southern Industries Inc.	59,530	7,215,036
Norfolk Southern Corp.	575,509	64,226,804
Ryder System Inc.	125,265	11,270,092

		173,383,530
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.53%
Altera Corp.	462,583	16,551,220
Analog Devices Inc.	403,115	19,950,161
Applied Materials Inc.	953,388	20,602,715
Broadcom Corp. Class A	1,261,654	50,996,055
Cree Inc.[a,b]	130,385	5,339,266
First Solar Inc.[a,b]	172,812	11,372,758
Freescale Semiconductor Ltd.[a]	19,392	378,726
Intel Corp.	10,742,830	374,065,340
KLA-Tencor Corp.	34,476	2,716,019
Lam Research Corp.	280,711	20,969,112
Marvell Technology Group Ltd.	956,533	12,894,065
Maxim Integrated Products Inc.	54,865	1,659,117
Micron Technology Inc.[a]	311,401	10,668,598
NVIDIA Corp.	1,100,308	20,300,682
ON Semiconductor Corp.[a]	507,939	4,540,975
SunEdison Inc.[a,b]	430,909	8,135,562
SunPower Corp.[a,b]	98,410	3,334,131
Teradyne Inc.	429,778	8,333,395

		592,807,897
SOFTWARE — 1.91%
Activision Blizzard Inc.	398,408	8,282,902
ANSYS Inc.[a]	168,101	12,720,203

26

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

September 30, 2014

Security	Shares	Value

Autodesk Inc.[a]	113,507	$6,254,236
CA Inc.	754,593	21,083,328
Citrix Systems Inc.[a]	36,834	2,627,738
Electronic Arts Inc.[a]	174,077	6,198,882
FireEye Inc.[a,b]	38,299	1,170,417
Informatica Corp.[a]	26,019	890,891
Microsoft Corp.	6,877,327	318,832,880
Nuance Communications Inc.[a,b]	620,582	9,566,271
Rovi Corp.[a]	224,088	4,424,618
Symantec Corp.	1,631,490	38,356,330
Synopsys Inc.[a]	365,016	14,489,310
Zynga Inc. Class Aa,b	1,708,715	4,613,530

		449,511,536
SPECIALTY RETAIL — 0.71%
Aaron’s Inc.	125,140	3,043,405
Abercrombie & Fitch Co. Class A	147,303	5,352,991
Ascena Retail Group Inc.[a]	307,780	4,093,474
Bed Bath & Beyond Inc.[a]	277,686	18,280,069
Best Buy Co. Inc.	474,886	15,951,421
Cabela’s Inc.[a,b]	104,558	6,158,466
CarMax Inc.[a,b]	162,201	7,534,236
Chico’s FAS Inc.	202,950	2,997,571
CST Brands Inc.	26,335	946,743
Dick’s Sporting Goods Inc.	188,853	8,286,870
DSW Inc. Class A	177,688	5,350,186
Foot Locker Inc.	294,100	16,366,665
GameStop Corp. Class Ab	256,283	10,558,860
L Brands Inc.	368,655	24,692,512
Michaels Companies Inc. (The)[a]	23,717	414,573
Murphy USA Inc.[a,b]	59,209	3,141,630
Penske Automotive Group Inc.	56,049	2,275,029
Sally Beauty Holdings Inc.[a,b]	99,163	2,714,091
Signet Jewelers Ltd.	59,695	6,799,857
Staples Inc.	1,525,286	18,455,961
Urban Outfitters Inc.[a,b]	70,358	2,582,139

		165,996,749
TEXTILES, APPAREL & LUXURY GOODS — 0.04%
PVH Corp.	24,115	2,921,532
Ralph Lauren Corp.	34,551	5,691,586

		8,613,118
THRIFTS & MORTGAGE FINANCE — 0.18%
Hudson City Bancorp Inc.	1,247,329	12,124,038
Nationstar Mortgage Holdings Inc.[a,b]	3,801	130,146
New York Community Bancorp Inc.	1,044,194	16,571,359
People’s United Financial Inc.	730,268	10,566,978
TFS Financial Corp.	178,474	2,555,748

		41,948,269
TOBACCO — 0.64%
Altria Group Inc.	252,617	11,605,225
Philip Morris International Inc.	1,532,123	127,779,058
Reynolds American Inc.	178,074	10,506,366

		149,890,649

Security	Shares	Value

TRADING COMPANIES & DISTRIBUTORS — 0.14%
Air Lease Corp.	225,625	$7,332,813
GATX Corp.	108,893	6,356,084
MRC Global Inc.[a]	131,892	3,075,722
NOW Inc.[a,b]	232,196	7,061,080
WESCO International Inc.[a,b]	104,850	8,205,561

		32,031,260
WATER UTILITIES — 0.13%
American Water Works Co. Inc.	422,280	20,366,564
Aqua America Inc.	416,809	9,807,516

		30,174,080
WIRELESS TELECOMMUNICATION SERVICES — 0.15%
Sprint Corp.[a,b]	1,718,443	10,894,929
T-Mobile US Inc.[a]	626,343	18,082,522
Telephone & Data Systems Inc.	203,555	4,877,178
United States Cellular Corp.[a]	30,920	1,097,041

		34,951,670

TOTAL COMMON STOCKS (Cost: $18,823,893,662)		23,425,151,358

SHORT-TERM INVESTMENTS — 1.35%

MONEY MARKET FUNDS — 1.35%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	282,075,545	282,075,545
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	17,488,896	17,488,896
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	17,903,734	17,903,734

		317,468,175

TOTAL SHORT-TERM INVESTMENTS (Cost: $317,468,175)		317,468,175

TOTAL INVESTMENTS IN SECURITIES — 101.19% (Cost: $19,141,361,837)		23,742,619,533
Other Assets, Less Liabilities — (1.19)%		(279,449,543)

NET ASSETS — 100.00%		$23,463,169,990

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

27

Schedule of Investments  (Unaudited)

iSHARES® RUSSELL 2000 ETF

September 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.91%

AEROSPACE & DEFENSE — 1.74%
AAR Corp.	550,272	$13,289,069
AeroVironment Inc.[a,b]	265,623	7,987,284
American Science and Engineering Inc.	108,701	6,019,861
Astronics Corp.[a]	218,205	10,404,014
Astronics Corp. Class Ba	45,502	2,161,345
Cubic Corp.	286,241	13,396,079
Curtiss-Wright Corp.	667,288	43,987,625
DigitalGlobe Inc.[a,b]	1,044,955	29,781,218
Ducommun Inc.[a]	149,479	4,097,219
Engility Holdings Inc.[a,b]	243,908	7,602,612
Erickson Inc.[a,b]	83,562	1,085,470
Esterline Technologies Corp.[a,b]	440,587	49,024,116
GenCorp Inc.[a,b]	831,097	13,272,619
HEICO Corp.	920,894	43,005,750
Keyw Holding Corp. (The)[a,b]	455,930	5,047,145
Kratos Defense & Security Solutions Inc.[a,b]	619,384	4,063,159
LMI Aerospace Inc.[a,b]	151,204	1,935,411
Moog Inc. Class Aa,b	616,198	42,147,943
National Presto Industries Inc.[b]	67,125	4,075,159
Orbital Sciences Corp.[a]	839,168	23,328,870
SIFCO Industries Inc.	34,910	1,050,791
Sparton Corp.[a,b]	140,703	3,468,329
Taser International Inc.[a,b]	744,378	11,493,196
Teledyne Technologies Inc.[a]	519,542	48,842,144

		390,566,428
AIR FREIGHT & LOGISTICS — 0.50%
Air Transport Services Group Inc.[a]	723,786	5,269,162
Atlas Air Worldwide Holdings Inc.[a,b]	348,758	11,515,989
Echo Global Logistics Inc.[a,b]	324,014	7,630,530
Forward Air Corp.	432,422	19,385,478
Hub Group Inc. Class Aa	509,635	20,655,507
Park-Ohio Holdings Corp.	122,747	5,874,671
UTi Worldwide Inc.[a]	1,265,287	13,450,001
XPO Logistics Inc.[a,b]	727,469	27,403,757

		111,185,095
AIRLINES — 0.36%
Allegiant Travel Co.	191,197	23,643,421
Hawaiian Holdings Inc.[a,b]	621,880	8,364,286
JetBlue Airways Corp.[a,b]	3,443,272	36,567,549
Republic Airways Holdings Inc.[a,b]	688,438	7,648,546
SkyWest Inc.	706,389	5,495,706

		81,719,508
AUTO COMPONENTS — 1.12%
American Axle & Manufacturing Holdings Inc.[a,b]	937,583	15,723,267
Cooper Tire & Rubber Co.	879,354	25,237,460
Cooper-Standard Holding Inc.[a,b]	190,270	11,872,848
Dana Holding Corp.	2,170,843	41,615,060
Dorman Products Inc.[a,b]	374,259	14,992,815
Drew Industries Inc.	328,426	13,856,293
Federal-Mogul Holdings Corp.[a,b]	403,546	6,000,729

Security	Shares	Value

Fox Factory Holding Corp.[a]	157,831	$2,446,380
Fuel Systems Solutions Inc.[a,b]	201,482	1,795,205
Gentherm Inc.[a,b]	488,727	20,638,941
Modine Manufacturing Co.[a,b]	657,840	7,808,561
Motorcar Parts of America Inc.[a,b]	249,518	6,789,385
Remy International Inc.	199,760	4,101,073
Shiloh Industries Inc.[a]	114,407	1,946,063
Spartan Motors Inc.	489,778	2,287,263
Standard Motor Products Inc.	276,263	9,511,735
Stoneridge Inc.[a,b]	392,049	4,418,392
Strattec Security Corp.	47,800	3,888,530
Superior Industries International Inc.	325,543	5,706,769
Tenneco Inc.[a,b]	843,076	44,101,306
Tower International Inc.[a,b]	286,541	7,217,968

		251,956,043
AUTOMOBILES — 0.04%
Winnebago Industries Inc.[a,b]	376,513	8,196,688

		8,196,688
BEVERAGES — 0.16%
Boston Beer Co. Inc. (The) Class Aa,b	115,560	25,626,586
Coca-Cola Bottling Co. Consolidated	64,520	4,815,128
Craft Brew Alliance Inc.[a,b]	157,571	2,269,022
National Beverage Corp.[a]	158,456	3,089,892

		35,800,628
BIOTECHNOLOGY — 4.97%
ACADIA Pharmaceuticals Inc.[a,b]	1,091,476	27,024,946
Acceleron Pharma Inc.[a,b]	230,263	6,963,153
Achillion Pharmaceuticals Inc.[a,b]	1,340,911	13,382,292
Acorda Therapeutics Inc.[a,b]	577,003	19,548,862
Actinium Pharmaceuticals Inc.[a,b]	292,899	1,962,423
Adamas Pharmaceuticals Inc.[a,b]	40,233	749,138
Aegerion Pharmaceuticals Inc.[a,b]	408,032	13,620,108
Agenus Inc.[a,b]	858,146	2,668,834
Agios Pharmaceuticals Inc.[a,b]	188,064	11,537,726
Akebia Therapeutics Inc.[a,b]	108,113	2,392,541
Alder Biopharmaceuticals Inc.[a,b]	110,268	1,398,198
AMAG Pharmaceuticals Inc.[a,b]	304,524	9,717,361
Anacor Pharmaceuticals Inc.[a,b]	455,438	11,144,568
Applied Genetic Technologies Corp.[a,b]	78,762	1,465,761
Ardelyx Inc.[a]	73,137	1,039,277
Arena Pharmaceuticals Inc.[a,b]	3,055,298	12,801,699
ARIAD Pharmaceuticals Inc.[a,b]	2,292,497	12,379,484
Array BioPharma Inc.[a,b]	1,751,237	6,251,916
Arrowhead Research Corp.[a,b]	717,211	10,593,206
Auspex Pharmaceuticals Inc.[a,b]	128,328	3,294,180
Avalanche Biotechnologies Inc.[a]	102,279	3,496,919
BioCryst Pharmaceuticals Inc.[a,b]	973,945	9,525,182
BioSpecifics Technologies Corp.[a,b]	50,199	1,772,025
Biotime Inc.[a,b]	717,470	2,252,856
Bluebird Bio Inc.[a,b]	300,869	10,795,180
Cara Therapeutics Inc.[a,b]	75,075	629,879
Celldex Therapeutics Inc.[a,b]	1,238,491	16,050,843
Cellular Dynamics International Inc.[a,b]	133,857	941,015
Cepheid Inc.[a,b]	965,608	42,515,720
ChemoCentryx Inc.[a,b]	391,155	1,760,198
Chimerix Inc.[a,b]	372,466	10,287,511
Clovis Oncology Inc.[a,b]	342,894	15,553,672

28

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

September 30, 2014

Security	Shares	Value

CTI BioPharma Corp.[a,b]	1,858,546	$4,497,681
Cytokinetics Inc.[a]	480,893	1,692,743
Cytori Therapeutics Inc.[a,b]	943,207	637,608
CytRx Corp.[a,b]	768,876	1,952,945
Dendreon Corp.[a,b]	2,223,084	3,201,241
Dicerna Pharmaceuticals Inc.[a,b]	52,172	664,150
Durata Therapeutics Inc.[a,b]	214,272	2,716,969
Dyax Corp.[a,b]	1,881,627	19,042,065
Dynavax Technologies Corp.[a,b]	3,641,933	5,207,964
Eleven Biotherapeutics Inc.[a,b]	63,600	708,504
Emergent BioSolutions Inc.[a,b]	407,076	8,674,790
Enanta Pharmaceuticals Inc.[a,b]	144,983	5,736,977
Epizyme Inc.[a,b]	179,204	4,858,220
Esperion Therapeutics Inc.[a,b]	66,665	1,630,626
Exact Sciences Corp.[a,b]	1,147,414	22,236,883
Exelixis Inc.[a,b]	2,715,772	4,155,131
Five Prime Therapeutics Inc.[a,b]	237,683	2,788,022
Flexion Therapeutics Inc.[a]	63,586	1,161,080
Foundation Medicine Inc.[a,b]	196,685	3,729,148
Galectin Therapeutics Inc.[a,b]	248,249	1,248,692
Galena Biopharma Inc.[a,b]	1,632,565	3,363,084
Genocea Biosciences Inc.[a,b]	53,796	486,854
Genomic Health Inc.[a,b]	230,908	6,537,005
Geron Corp.[a,b]	2,196,685	4,393,370
Halozyme Therapeutics Inc.[a,b]	1,433,354	13,043,521
Heron Therapeutics Inc.[a,b]	321,538	2,678,412
Hyperion Therapeutics Inc.[a,b]	187,455	4,727,615
Idera Pharmaceuticals Inc.[a,b]	829,937	1,900,556
Immune Design Corp.[a]	90,302	1,594,733
ImmunoGen Inc.[a,b]	1,194,352	12,648,188
Immunomedics Inc.[a,b]	1,159,335	4,312,726
Infinity Pharmaceuticals Inc.[a]	671,430	9,010,591
Inovio Pharmaceuticals Inc.[a,b]	837,005	8,244,499
Insmed Inc.[a,b]	683,388	8,918,213
Insys Therapeutics Inc.[a,b]	137,871	5,346,637
Intrexon Corp.[a,b]	495,982	9,215,346
Ironwood Pharmaceuticals Inc. Class Aa,b	1,655,692	21,449,490
Isis Pharmaceuticals Inc.[a,b]	1,627,890	63,210,969
Karyopharm Therapeutics Inc.[a,b]	187,526	6,552,158
Keryx Biopharmaceuticals Inc.[a,b]	1,267,408	17,426,860
Kindred Biosciences Inc.[a,b]	144,531	1,336,912
Kite Pharma Inc.[a]	127,849	3,643,696
Kythera Biopharmaceuticals Inc.[a,b]	242,649	7,949,181
Lexicon Pharmaceuticals Inc.[a,b]	3,168,008	4,466,891
Ligand Pharmaceuticals Inc. Class Ba,b	287,225	13,496,703
Loxo Oncology Inc.[a]	53,644	704,346
MacroGenics Inc.[a,b]	279,916	5,850,244
MannKind Corp.[a,b]	3,160,222	18,676,912
Merrimack Pharmaceuticals Inc.[a,b]	1,358,366	11,926,453
MiMedx Group Inc.[a,b]	1,293,599	9,223,361
Mirati Therapeutics Inc.[a,b]	98,947	1,732,562
Momenta Pharmaceuticals Inc.[a,b]	670,705	7,605,795
NanoViricides Inc.[a,b]	552,627	1,657,881
Navidea Biopharmaceuticals Inc.[a,b]	2,078,030	2,743,000
NeoStem Inc.[a,b]	326,161	1,803,670
Neuralstem Inc.[a,b]	945,875	3,102,470
Neurocrine Biosciences Inc.[a,b]	1,054,696	16,527,086
NewLink Genetics Corp.[a,b]	276,995	5,933,233
Northwest Biotherapeutics Inc.[a,b]	489,764	2,463,513
Novavax Inc.[a,b]	3,308,088	13,794,727
NPS Pharmaceuticals Inc.[a,b]	1,472,677	38,289,602
Ohr Pharmaceutical Inc.[a,b]	289,889	2,101,695
OncoMed Pharmaceuticals Inc.[a,b]	173,518	3,284,696

Security	Shares	Value

Oncothyreon Inc.[a,b]	1,128,162	$2,166,071
Ophthotech Corp.[a,b]	193,803	7,544,751
Opko Health Inc.[a,b]	2,730,080	23,232,981
Orexigen Therapeutics Inc.[a,b]	1,700,500	7,244,130
Organovo Holdings Inc.[a,b]	874,591	5,571,145
Osiris Therapeutics Inc.[a,b]	260,828	3,283,825
Otonomy Inc.[a]	106,548	2,557,152
OvaScience Inc.[a,b]	212,443	3,526,554
PDL BioPharma Inc.[b]	2,224,807	16,619,308
Peregrine Pharmaceuticals Inc.[a,b]	2,443,977	3,323,809
Portola Pharmaceuticals Inc.[a,b]	510,946	12,916,715
Progenics Pharmaceuticals Inc.[a,b]	972,652	5,048,064
Prothena Corp. PLC[a]	368,172	8,158,692
PTC Therapeutics Inc.[a,b]	307,323	13,525,285
Puma Biotechnology Inc.[a,b]	321,420	76,681,169
Radius Health Inc.[a]	103,954	2,183,034
Raptor Pharmaceutical Corp.[a,b]	869,724	8,340,653
Receptos Inc.[a]	256,448	15,927,985
Regado Biosciences Inc.[a,b]	212,984	240,672
Regulus Therapeutics Inc.[a,b]	189,232	1,292,455
Repligen Corp.[a,b]	446,344	8,886,709
Retrophin Inc.[a,b]	300,280	2,708,526
Rigel Pharmaceuticals Inc.[a,b]	1,212,740	2,352,716
Sage Therapeutics Inc.[a]	85,232	2,684,808
Sangamo BioSciences Inc.[a,b]	946,018	10,202,804
Sarepta Therapeutics Inc.[a,b]	562,079	11,859,867
Spectrum Pharmaceuticals Inc.[a]	911,161	7,416,851
Stemline Therapeutics Inc.[a,b]	159,179	1,983,370
Sunesis Pharmaceuticals Inc.[a,b]	693,741	4,953,311
Synageva BioPharma Corp.[a,b]	295,896	20,351,727
Synergy Pharmaceuticals Inc.[a,b]	1,317,043	3,667,965
Synta Pharmaceuticals Corp.[a,b]	900,923	2,711,778
T2 Biosystems Inc.[a]	88,642	1,603,534
TESARO Inc.[a,b]	269,195	7,246,729
Tetraphase Pharmaceuticals Inc.[a,b]	304,619	6,077,149
TG Therapeutics Inc.[a,b]	323,118	3,447,669
Threshold Pharmaceuticals Inc.[a,b]	739,868	2,670,923
Ultragenyx Pharmaceutical Inc.[a,b]	97,394	5,512,500
Vanda Pharmaceuticals Inc.[a,b]	469,883	4,877,386
Verastem Inc.[a,b]	288,845	2,460,959
Versartis Inc.[a,b]	95,652	1,816,431
Vital Therapies Inc.[a,b]	71,471	1,458,723
Xencor Inc.[a,b]	202,963	1,889,586
XOMA Corp.[a,b]	1,155,045	4,862,739
Zafgen Inc.[a]	102,279	2,009,782
ZIOPHARM Oncology Inc.[a,b]	1,120,711	2,958,677

		1,113,491,237
BUILDING PRODUCTS — 0.76%
AAON Inc.	583,539	9,925,998
Advanced Drainage Systems Inc.[a]	226,007	4,734,847
American Woodmark Corp.[a]	172,281	6,350,278
Apogee Enterprises Inc.	402,632	16,024,754
Builders FirstSource Inc.[a,b]	631,722	3,442,885
Continental Building Products Inc.[a,b]	163,548	2,387,801
Gibraltar Industries Inc.[a]	426,472	5,838,402
Griffon Corp.	551,161	6,277,724
Insteel Industries Inc.	254,051	5,223,288
Masonite International Corp.[a,b]	407,449	22,564,526
NCI Building Systems Inc.[a,b]	387,516	7,517,810
Norcraft Companies Inc.[a,b]	106,344	1,696,187
Nortek Inc.[a]	127,219	9,477,815

29

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

September 30, 2014

Security	Shares	Value

Patrick Industries Inc.[a]	112,282	$4,756,265
PGT Inc.[a,b]	651,635	6,073,238
Ply Gem Holdings Inc.[a,b]	293,746	3,184,207
Quanex Building Products Corp.	518,199	9,374,220
Simpson Manufacturing Co. Inc.	572,749	16,695,633
Trex Co. Inc.[a,b]	467,046	16,145,780
Universal Forest Products Inc.	278,983	11,915,364

		169,607,022
CAPITAL MARKETS — 1.57%
Actua Corp.[a,b]	572,452	9,170,681
Arlington Asset Investment Corp. Class Ab	311,353	7,911,480
BGC Partners Inc. Class A	2,414,559	17,940,173
Calamos Asset Management Inc. Class A	234,484	2,642,635
CIFC Corp.	86,086	779,078
Cohen & Steers Inc.	269,036	10,341,744
CorEnergy Infrastructure Trust Inc.	435,421	3,256,949
Cowen Group Inc. Class Aa,b	1,615,787	6,059,201
Diamond Hill Investment Group Inc.	39,202	4,823,806
Evercore Partners Inc. Class A	458,169	21,533,943
FBR & Co.[a,b]	119,523	3,289,273
Financial Engines Inc.	712,803	24,388,555
FXCM Inc. Class Ab	629,192	9,972,693
GAMCO Investors Inc. Class A	89,192	6,309,442
GFI Group Inc.	1,057,732	5,722,330
Greenhill & Co. Inc.	391,855	18,217,339
HFF Inc. Class A	456,345	13,211,188
INTL FCStone Inc.[a,b]	212,233	3,675,876
Investment Technology Group Inc.[a]	497,212	7,836,061
Janus Capital Group Inc.[b]	2,070,936	30,111,409
KCG Holdings Inc. Class Aa	628,878	6,370,534
Ladenburg Thalmann Financial Services Inc.[a]	1,385,359	5,873,922
Manning & Napier Inc.	190,632	3,200,711
Marcus & Millichap Inc.[a,b]	110,082	3,331,081
Moelis & Co.	101,561	3,468,308
Oppenheimer Holdings Inc. Class A	142,820	2,892,105
Piper Jaffray Companies Inc.[a,b]	224,844	11,745,851
Pzena Investment Management Inc. Class A	157,376	1,502,941
RCS Capital Corp. Class A	130,335	2,935,144
Safeguard Scientifics Inc.[a,b]	285,805	5,258,812
Silvercrest Asset Management Group Inc.	76,416	1,040,786
Stifel Financial Corp.[a]	906,655	42,513,053
SWS Group Inc.[a,b]	407,594	2,808,323
Virtus Investment Partners Inc.	97,819	16,991,160
Walter Investment Management Corp.[a,b]	523,092	11,481,869
Westwood Holdings Group Inc.	102,205	5,794,002
WisdomTree Investments Inc.[a,b]	1,491,592	16,974,317

		351,376,775
CHEMICALS — 2.29%
A. Schulman Inc.	405,814	14,674,234
Advanced Emissions Solutions Inc.[a,b]	300,642	6,394,655
American Vanguard Corp.	398,660	4,464,992
Axiall Corp.	968,391	34,678,082
Balchem Corp.	421,551	23,847,140
Calgon Carbon Corp.[a,b]	738,415	14,310,483
Chase Corp.	94,231	2,932,469
Chemtura Corp.[a,b]	1,254,656	29,271,125
Ferro Corp.[a,b]	991,966	14,373,587
Flotek Industries Inc.[a,b]	745,355	19,431,405
FutureFuel Corp.	301,696	3,587,165

Security	Shares	Value

H.B. Fuller Co.	694,124	$27,556,723
Hawkins Inc.	146,236	5,258,647
Innophos Holdings Inc.	304,016	16,748,241
Innospec Inc.	337,550	12,118,045
Intrepid Potash Inc.[a,b]	775,487	11,981,274
KMG Chemicals Inc.	132,561	2,158,093
Koppers Holdings Inc.	282,672	9,373,404
Kraton Performance Polymers Inc.[a]	452,526	8,059,488
Kronos Worldwide Inc.	288,683	3,978,052
Landec Corp.[a,b]	371,966	4,556,584
LSB Industries Inc.[a,b]	267,147	9,539,819
Marrone Bio Innovations Inc.[a,b]	191,963	510,622
Minerals Technologies Inc.	477,735	29,481,027
Olin Corp.[b]	1,094,408	27,633,802
OM Group Inc.	443,904	11,519,309
OMNOVA Solutions Inc.[a,b]	654,532	3,514,837
PolyOne Corp.	1,303,447	46,376,644
Quaker Chemical Corp.	183,970	13,188,809
Senomyx Inc.[a,b]	585,542	4,801,444
Sensient Technologies Corp.	685,085	35,864,200
Stepan Co.	267,330	11,864,105
Taminco Corp.[a,b]	393,731	10,276,379
Trecora Resources[a]	272,801	3,377,276
Tredegar Corp.	343,512	6,324,056
Trinseo SAa	170,465	2,681,414
Tronox Ltd. Class A	851,534	22,182,461
Zep Inc.	316,436	4,436,433

		513,326,525
COMMERCIAL BANKS — 7.56%
1st Source Corp.	207,590	5,912,163
1st United Bancorp Inc.	409,787	3,491,385
American National Bankshares Inc.	110,749	2,519,540
Ameris Bancorp	347,879	7,635,944
Ames National Corp.	114,928	2,568,641
Arrow Financial Corp.	152,661	3,827,211
BancFirst Corp.	98,599	6,168,353
Banco Latinoamericano de Comercio Exterior SA Class E	410,692	12,600,031
Bancorp Inc. (The)[a,b]	458,375	3,937,441
BancorpSouth Inc.	1,330,251	26,791,255
Bank of Kentucky Financial Corp. (The)	86,997	4,021,871
Bank of Marin Bancorp	83,068	3,811,991
Bank of the Ozarks Inc.	1,103,255	34,774,598
Banner Corp.	270,530	10,407,289
BBCN Bancorp Inc.	1,101,719	16,074,080
Blue Hills Bancorp Inc.[a]	421,967	5,536,207
BNC Bancorp	274,530	4,299,140
Boston Private Financial Holdings Inc.	1,105,731	13,700,007
Bridge Bancorp Inc.	161,812	3,826,854
Bridge Capital Holdings[a,b]	135,564	3,082,725
Bryn Mawr Bank Corp.	189,126	5,357,940
C1 Financial Inc.[a]	48,234	874,482
Camden National Corp.	103,071	3,607,485
Capital Bank Financial Corp.[a,b]	338,179	8,075,715
Capital City Bank Group Inc.	148,861	2,015,578
Cardinal Financial Corp.	441,842	7,542,243
Cascade Bancorp[a]	433,334	2,188,337
Cathay General Bancorp	1,102,906	27,385,156
CenterState Banks Inc.	489,627	5,067,639
Central Pacific Financial Corp.	236,693	4,243,905
Century Bancorp Inc. Class A	47,809	1,655,148
Chemical Financial Corp.	455,783	12,256,005

30

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

September 30, 2014

Security	Shares	Value

Citizens & Northern Corp.	173,758	$3,301,402
City Holding Co.	216,887	9,137,449
CNB Financial Corp.	203,091	3,188,529
CoBiz Financial Inc.	496,868	5,554,984
Columbia Banking System Inc.	728,975	18,085,870
Community Bank System Inc.	563,888	18,940,998
Community Trust Bancorp Inc.	216,210	7,271,142
CommunityOne Bancorp.[a]	161,018	1,420,179
ConnectOne Bancorp Inc.	315,555	6,011,323
CU Bancorp[a]	136,647	2,568,964
Customers Bancorp Inc.[a,b]	357,522	6,421,095
CVB Financial Corp.	1,465,801	21,034,244
Eagle Bancorp Inc.[a,b]	316,537	10,072,207
Enterprise Bancorp Inc.	102,978	1,940,106
Enterprise Financial Services Corp.	272,584	4,557,604
F.N.B. Corp.	2,405,154	28,837,796
FCB Financial Holdings Inc.[a]	122,142	2,773,845
Fidelity Southern Corp.	227,947	3,122,874
Financial Institutions Inc.	192,183	4,320,274
First Bancorp (North Carolina)	271,781	4,353,932
First Bancorp (Puerto Rico)[a,b]	1,437,581	6,828,510
First Bancorp Inc. (Maine)	135,004	2,250,517
First Busey Corp.	1,004,487	5,594,993
First Business Financial Services Inc.	54,471	2,391,277
First Citizens BancShares Inc. Class A	104,785	22,699,575
First Commonwealth Financial Corp.	1,299,674	10,904,265
First Community Bancshares Inc.	227,597	3,252,361
First Connecticut Bancorp Inc.	224,484	3,255,018
First Financial Bancorp	803,244	12,715,353
First Financial Bankshares Inc.	887,177	24,654,649
First Financial Corp.	161,105	4,986,200
First Interstate BancSystem Inc.	250,130	6,645,954
First Merchants Corp.	499,116	10,087,134
First Midwest Bancorp Inc.	1,043,009	16,782,015
First NBC Bank Holding Co.[a]	206,103	6,749,873
First of Long Island Corp. (The)	112,639	3,880,414
FirstMerit Corp.	2,290,082	40,305,443
Flushing Financial Corp.	418,274	7,641,866
German American Bancorp Inc.	181,986	4,697,059
Glacier Bancorp Inc.	1,031,698	26,679,710
Great Southern Bancorp Inc.	143,507	4,354,002
Green Bancorp Inc.[a]	69,490	1,191,754
Guaranty Bancorp	206,836	2,794,354
Hampton Roads Bankshares Inc.[a,b]	475,436	727,417
Hancock Holding Co.	1,139,567	36,523,122
Hanmi Financial Corp.	439,827	8,866,912
Heartland Financial USA Inc.	216,598	5,172,360
Heritage Commerce Corp.	292,934	2,404,988
Heritage Financial Corp.	416,390	6,595,618
Heritage Oaks Bancorp	308,508	2,159,556
Home Bancshares Inc.	750,195	22,063,235
HomeTrust Bancshares Inc.[a]	286,846	4,190,820
Horizon Bancorp	129,885	2,992,550
Hudson Valley Holding Corp.	204,696	3,715,232
IBERIABANK Corp.	435,264	27,208,353
Independent Bank Corp. (Massachusetts)	332,921	11,891,938
Independent Bank Corp. (Michigan)	315,125	3,756,290
Independent Bank Group Inc.	128,063	6,076,589
International Bancshares Corp.	753,727	18,590,676
Investors Bancorp Inc.	4,960,462	50,249,480
Lakeland Bancorp Inc.	529,149	5,164,494
Lakeland Financial Corp.	228,683	8,575,612
Macatawa Bank Corp.	359,652	1,726,330

Security	Shares	Value

MainSource Financial Group Inc.	283,345	$4,887,701
MB Financial Inc.	919,933	25,463,745
Mercantile Bank Corp.	231,570	4,411,408
Merchants Bancshares Inc.	71,818	2,024,549
Metro Bancorp Inc.[a,b]	196,739	4,770,921
MidSouth Bancorp Inc.	115,465	2,159,196
MidWestOne Financial Group Inc.	96,225	2,214,137
National Bank Holdings Corp. Class A	568,032	10,860,772
National Bankshares Inc.	98,544	2,735,581
National Penn Bancshares Inc.	1,629,068	15,818,250
NBT Bancorp Inc.	603,776	13,597,036
NewBridge Bancorp[a,b]	462,690	3,511,817
Northrim BanCorp Inc.	96,224	2,543,200
OFG Bancorp	621,757	9,313,920
Old Line Bancshares Inc.	115,577	1,789,132
Old National Bancorp	1,590,214	20,625,076
OmniAmerican Bancorp Inc.	160,447	4,170,018
Opus Bank[a,b]	70,745	2,166,919
Pacific Continental Corp.	251,637	3,233,535
Pacific Premier Bancorp Inc.[a,b]	242,227	3,403,289
Palmetto Bancshares Inc.	64,281	908,933
Park National Corp.	177,327	13,374,002
Park Sterling Corp.	620,148	4,111,581
Peapack-Gladstone Financial Corp.	169,390	2,964,325
Penns Woods Bancorp Inc.	67,758	2,862,776
Peoples Bancorp Inc.	151,906	3,607,768
Peoples Financial Services Corp.	105,962	4,873,192
Pinnacle Financial Partners Inc.	492,961	17,795,892
Preferred Bank[a]	164,788	3,711,026
PrivateBancorp Inc.	992,325	29,680,441
Prosperity Bancshares Inc.	965,590	55,202,780
Renasant Corp.	435,953	11,792,529
Republic Bancorp Inc. Class A	137,197	3,250,197
Republic First Bancorp Inc.[a,b]	426,471	1,658,972
S&T Bancorp Inc.	410,552	9,631,550
Sandy Spring Bancorp Inc.	346,165	7,923,717
Seacoast Banking Corp. of Florida[a]	266,818	2,916,321
ServisFirst Bancshares Inc.	25,944	747,187
Sierra Bancorp	169,329	2,837,954
Simmons First National Corp. Class A	225,299	8,678,517
South State Corp.	334,313	18,694,783
Southside Bancshares Inc.[b]	260,335	8,656,139
Southwest Bancorp Inc.	274,454	4,501,046
Square 1 Financial Inc.[a,b]	96,096	1,847,926
State Bank Financial Corp.	443,986	7,210,333
Sterling Bancorp	1,155,758	14,782,145
Stock Yards Bancorp Inc.	202,446	6,093,625
Stonegate Bank	140,602	3,620,501
Suffolk Bancorp	159,282	3,091,664
Sun Bancorp Inc. (New Jersey)[a,b]	124,361	2,252,178
Susquehanna Bancshares Inc.	2,599,315	25,993,150
Talmer Bancorp Inc. Class A	248,627	3,438,511
Texas Capital Bancshares Inc.[a,b]	596,538	34,408,312
Tompkins Financial Corp.	205,105	9,041,028
TowneBank	414,169	5,624,415
TriCo Bancshares	222,993	5,044,102
Tristate Capital Holdings Inc.[a]	304,512	2,761,924
Trustmark Corp.	934,579	21,528,027
UMB Financial Corp.	522,759	28,516,503
Umpqua Holdings Corp.	2,307,546	38,005,283
Union Bankshares Corp.	641,339	14,814,931
United Bankshares Inc.	956,815	29,594,288
United Community Banks Inc.	696,096	11,457,740

31

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

September 30, 2014

Security	Shares	Value

Univest Corp. of Pennsylvania	225,339	$4,225,106
Valley National Bancorp	2,777,414	26,913,142
ViewPoint Financial Group	555,896	13,308,150
Washington Trust Bancorp Inc.	203,144	6,701,721
Webster Financial Corp.	1,250,909	36,451,488
WesBanco Inc.	363,128	11,108,086
West Bancorporation Inc.	220,039	3,109,151
Westamerica Bancorp[b]	364,504	16,956,726
Western Alliance Bancorp[a,b]	1,045,482	24,987,020
Wilshire Bancorp Inc.	979,513	9,040,905
Wintrust Financial Corp.	644,785	28,802,546
Yadkin Financial Corp.[a,b]	280,880	5,100,781

		1,694,078,282
COMMERCIAL SERVICES & SUPPLIES — 2.12%
ABM Industries Inc.	774,129	19,887,374
ACCO Brands Corp.[a,b]	1,578,262	10,890,008
ARC Document Solutions Inc.[a]	566,598	4,589,444
Brady Corp. Class A	663,470	14,888,267
Brink’s Co. (The)	671,337	16,138,942
Casella Waste Systems Inc. Class Aa	540,932	2,082,588
CECO Environmental Corp.	289,656	3,881,390
Cenveo Inc.[a,b]	774,473	1,912,948
Civeo Corp.	1,300,581	15,099,745
Deluxe Corp.	693,278	38,241,215
EnerNOC Inc.[a,b]	374,914	6,358,541
Ennis Inc.	362,401	4,772,821
G&K Services Inc. Class A	276,517	15,313,511
Healthcare Services Group Inc.	973,399	27,848,945
Heritage-Crystal Clean Inc.[a,b]	130,157	1,934,133
Herman Miller Inc.	820,858	24,502,611
HNI Corp.	624,996	22,493,606
InnerWorkings Inc.[a,b]	486,916	3,939,150
Interface Inc.	921,324	14,870,169
Kimball International Inc. Class B	478,096	7,195,345
Knoll Inc.	669,403	11,587,366
McGrath RentCorp	359,929	12,309,572
Mobile Mini Inc.	647,199	22,632,549
MSA Safety Inc.	409,071	20,208,107
Multi-Color Corp.	171,579	7,803,413
NL Industries Inc.	98,699	726,425
Performant Financial Corp.[a,b]	409,626	3,309,778
Quad Graphics Inc.	385,666	7,424,071
Quest Resource Holding Corp.[a,b]	175,541	301,931
SP Plus Corp.[a,b]	213,351	4,045,135
Steelcase Inc. Class A	1,145,644	18,547,976
Team Inc.[a,b]	282,528	10,710,637
Tetra Tech Inc.	900,010	22,482,250
UniFirst Corp.	204,530	19,755,553
United Stationers Inc.	545,784	20,505,105
US Ecology Inc.	299,720	14,014,907
Viad Corp.	282,798	5,839,779
West Corp.	533,643	15,721,123

		474,766,430
COMMUNICATIONS EQUIPMENT — 1.62%
ADTRAN Inc.	782,011	16,054,686
Alliance Fiber Optic Products Inc.[b]	178,909	2,223,839
Applied Optoelectronics Inc.[a,b]	208,270	3,353,147
Aruba Networks Inc.[a,b]	1,478,939	31,915,504
Bel Fuse Inc. Class B	139,545	3,452,343

Security	Shares	Value

Black Box Corp.	215,614	$5,028,118
CalAmp Corp.[a,b]	496,394	8,746,462
Calix Inc.[a,b]	579,307	5,543,968
Ciena Corp.[a,b]	1,455,153	24,330,158
Clearfield Inc.[a,b]	157,306	2,002,505
Comtech Telecommunications Corp.	211,997	7,875,689
Digi International Inc.[a]	353,043	2,647,823
Emulex Corp.[a,b]	979,288	4,837,683
Extreme Networks Inc.[a,b]	1,350,618	6,469,460
Finisar Corp.[a,b]	1,340,815	22,297,753
Harmonic Inc.[a,b]	1,309,703	8,303,517
Infinera Corp.[a,b]	1,693,361	18,068,162
InterDigital Inc.	560,390	22,314,730
Ixia[a,b]	800,035	7,312,320
KVH Industries Inc.[a,b]	218,622	2,474,801
NETGEAR Inc.[a,b]	506,150	15,817,188
Numerex Corp. Class Aa,b	207,667	2,176,350
Oclaro Inc.[a,b]	1,290,569	1,845,514
Oplink Communications Inc.[b]	237,036	3,986,946
ParkerVision Inc.[a,b]	1,329,159	1,515,241
Plantronics Inc.	589,330	28,158,187
Polycom Inc.[a,b]	1,914,036	23,513,932
Procera Networks Inc.[a,b]	292,014	2,797,494
Ruckus Wireless Inc.[a,b]	902,767	12,060,967
ShoreTel Inc.[a,b]	866,578	5,762,744
Sonus Networks Inc.[a,b]	3,407,933	11,655,131
TESSCO Technologies Inc.	78,678	2,280,875
Ubiquiti Networks Inc.[a,b]	411,163	15,430,947
ViaSat Inc.[a,b]	572,973	31,582,272

		363,836,456
COMPUTERS & PERIPHERALS — 0.44%
Cray Inc.[a,b]	563,987	14,799,019
Dot Hill Systems Corp.[a]	825,278	3,119,551
Eastman Kodak Co.[a,b]	243,405	5,347,608
Electronics For Imaging Inc.[a,b]	645,434	28,508,820
Immersion Corp.[a]	396,358	3,400,752
Intevac Inc.[a,b]	329,686	2,199,006
Nimble Storage Inc.[a,b]	127,423	3,309,175
QLogic Corp.[a,b]	1,205,705	11,044,258
Quantum Corp.[a,b]	3,034,478	3,519,994
Silicon Graphics International Corp.[a,b]	481,596	4,445,131
Super Micro Computer Inc.[a,b]	477,348	14,043,578
Violin Memory Inc.[a,b]	1,103,534	5,374,210

		99,111,102
CONSTRUCTION & ENGINEERING — 0.82%
Aegion Corp.[a,b]	524,571	11,671,705
Ameresco Inc. Class Aa	283,263	1,940,352
Argan Inc.	173,241	5,782,785
Comfort Systems USA Inc.	520,562	7,053,615
Dycom Industries Inc.[a,b]	472,274	14,503,534
EMCOR Group Inc.	931,771	37,233,569
Furmanite Corp.[a]	521,039	3,522,224
Granite Construction Inc.	541,950	17,239,429
Great Lakes Dredge & Dock Corp.[a]	837,910	5,178,284
Layne Christensen Co.[a,b]	275,697	2,677,018
MasTec Inc.[a,b]	906,552	27,758,622
MYR Group Inc.[a,b]	294,638	7,094,883
Northwest Pipe Co.[a,b]	133,443	4,550,406
Orion Marine Group Inc.[a,b]	380,534	3,797,729

32

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

September 30, 2014

Security	Shares	Value

Pike Corp.[a]	383,111	$4,555,190
Primoris Services Corp.	526,244	14,124,389
Sterling Construction Co. Inc.[a,b]	266,440	2,043,595
Tutor Perini Corp.[a,b]	518,156	13,679,318

		184,406,647
CONSTRUCTION MATERIALS — 0.09%
Headwaters Inc.[a,b]	1,015,423	12,733,405
United States Lime & Minerals Inc.	28,032	1,629,500
US Concrete Inc.[a,b]	196,736	5,142,679

		19,505,584
CONSUMER FINANCE — 0.71%
Cash America International Inc.[b]	389,756	17,071,313
Consumer Portfolio Services Inc.[a]	300,649	1,927,160
Credit Acceptance Corp.[a,b]	97,289	12,265,224
Encore Capital Group Inc.[a,b]	356,209	15,783,621
EZCORP Inc. Class A NVS[a,b]	710,547	7,041,521
First Cash Financial Services Inc.[a,b]	401,308	22,465,222
Green Dot Corp. Class Aa,b	430,143	9,093,223
JG Wentworth Co.[a,b]	164,992	2,044,251
Nelnet Inc. Class A	287,724	12,398,027
Nicholas Financial Inc.	144,083	1,669,922
Portfolio Recovery Associates Inc.[a,b]	693,392	36,215,864
Regional Management Corp.[a,b]	147,073	2,639,960
Springleaf Holdings Inc.[a,b]	339,323	10,834,583
World Acceptance Corp.[a,b]	109,058	7,361,415

		158,811,306
CONTAINERS & PACKAGING — 0.44%
AEP Industries Inc.[a,b]	56,740	2,148,744
Berry Plastics Group Inc.[a]	1,245,507	31,436,597
Graphic Packaging Holding Co.[a,b]	4,527,266	56,273,916
Myers Industries Inc.	381,672	6,732,694
UFP Technologies Inc.[a]	84,064	1,847,727

		98,439,678
DISTRIBUTORS — 0.25%
Core-Mark Holding Co. Inc.	319,384	16,940,128
Pool Corp.	624,996	33,699,784
VOXX International Corp.[a,b]	269,129	2,502,900
Weyco Group Inc.	92,120	2,313,133

		55,455,945
DIVERSIFIED CONSUMER SERVICES — 1.03%
2U Inc.[a,b]	141,322	2,203,210
American Public Education Inc.[a,b]	241,483	6,517,626
Ascent Media Corp. Class Aa,b	193,279	11,635,396
Bridgepoint Education Inc.[a,b]	234,116	2,612,735
Bright Horizons Family Solutions Inc.[a,b]	425,364	17,890,810
Capella Education Co.	151,050	9,455,730
Career Education Corp.[a,b]	944,546	4,798,294
Carriage Services Inc.	225,314	3,904,692
Collectors Universe Inc.	95,164	2,093,608
Education Management Corp.[a,b]	295,970	322,607
Grand Canyon Education Inc.[a,b]	646,095	26,341,293
Houghton Mifflin Harcourt Co.[a,b]	1,509,869	29,351,853
ITT Educational Services Inc.[a,b]	323,852	1,389,325

Security	Shares	Value

K12 Inc.[a,b]	478,278	$7,633,317
Liberty Tax Inc.[a,b]	54,747	1,768,328
LifeLock Inc.[a,b]	1,115,647	15,942,596
Matthews International Corp. Class A	413,269	18,138,376
Regis Corp.	604,344	9,645,330
Sotheby’s	844,083	30,150,645
Steiner Leisure Ltd.[a]	203,004	7,630,920
Strayer Education Inc.[a]	149,889	8,975,353
Universal Technical Institute Inc.	305,628	2,857,622
Weight Watchers International Inc.[b]	382,720	10,501,837

		231,761,503
DIVERSIFIED FINANCIAL SERVICES — 0.30%
GAIN Capital Holdings Inc.	319,112	2,032,743
MarketAxess Holdings Inc.	522,552	32,325,067
Marlin Business Services Corp.	116,705	2,138,036
NewStar Financial Inc.[a,b]	373,824	4,201,782
PHH Corp.[a,b]	795,378	17,784,652
PICO Holdings Inc.[a,b]	314,545	6,275,173
Resource America Inc. Class A	185,732	1,729,165
Tiptree Financial Inc.[b]	108,128	893,137

		67,379,755
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.69%
8x8 Inc.[a,b]	1,222,144	8,163,922
Atlantic Tele-Network Inc.	129,737	6,992,824
Cincinnati Bell Inc.[a,b]	2,887,864	9,732,102
Cogent Communications Holdings Inc.	645,811	21,705,708
Consolidated Communications Holdings Inc.[b]	557,283	13,959,939
Enventis Corp.	187,593	3,410,441
Fairpoint Communications Inc.[a,b]	285,962	4,338,044
General Communication Inc. Class Aa,b	495,040	5,400,886
Globalstar Inc.[a,b]	3,805,929	13,929,700
Hawaiian Telcom Holdco Inc.[a,b]	146,774	3,770,624
IDT Corp. Class B	236,174	3,792,954
inContact Inc.[a,b]	848,281	7,375,803
Inteliquent Inc.	448,827	5,587,896
Intelsat SAa,b	382,348	6,553,445
Iridium Communications Inc.[a,b]	1,117,728	9,891,893
Lumos Networks Corp.	258,732	4,204,395
magicJack VocalTec Ltd.[a,b]	247,846	2,441,283
ORBCOMM Inc.[a,b]	627,783	3,609,752
Premiere Global Services Inc.[a,b]	666,537	7,978,448
Spok Holdings Inc.	299,605	3,897,861
Vonage Holdings Corp.[a]	2,405,150	7,888,892

		154,626,812
ELECTRIC UTILITIES — 1.26%
ALLETE Inc.	586,830	26,049,384
Cleco Corp.	835,996	40,253,207
El Paso Electric Co.	558,627	20,417,817
Empire District Electric Co. (The)	600,555	14,503,403
IDACORP Inc.	696,730	37,351,695
MGE Energy Inc.	480,466	17,902,163
NRG Yield Inc. Class A	330,845	15,566,257
Otter Tail Corp.	507,158	13,525,904
PNM Resources Inc.	1,103,411	27,485,968
Portland General Electric Co.[b]	1,082,821	34,780,211
Spark Energy Inc.Class A	44,469	772,427
UIL Holdings Corp.	783,219	27,725,953
Unitil Corp.	191,968	5,968,285

		282,302,674

33

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

September 30, 2014

Security	Shares	Value

ELECTRICAL EQUIPMENT — 1.02%
AZZ Inc.	355,444	$14,846,896
Capstone Turbine Corp.[a,b]	4,552,223	4,870,879
Encore Wire Corp.	288,250	10,691,193
EnerSys	649,974	38,114,475
Enphase Energy Inc.[a,b]	252,851	3,790,236
Franklin Electric Co. Inc.	661,029	22,964,147
FuelCell Energy Inc.[a,b]	3,253,815	6,800,473
Generac Holdings Inc.[a,b]	953,267	38,645,444
General Cable Corp.	676,199	10,197,081
Global Power Equipment Group Inc.	237,391	3,537,126
GrafTech International Ltd.[a,b]	1,632,801	7,478,229
LSI Industries Inc.	303,551	1,842,555
Plug Power Inc.[a,b]	2,321,578	10,656,043
Polypore International Inc.[a,b]	624,614	24,303,731
Powell Industries Inc.	128,396	5,246,261
Power Solutions International Inc.[a,b]	63,160	4,358,040
PowerSecure International Inc.[a,b]	315,257	3,020,162
Preformed Line Products Co.	36,582	1,930,066
Revolution Lighting Technologies Inc.[a,b]	448,806	753,994
TCP International Holdings Ltd.	105,881	806,813
Thermon Group Holdings Inc.[a,b]	444,038	10,843,408
Vicor Corp.[a]	229,977	2,161,784

		227,859,036
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.71%
Agilysys Inc.[a]	205,911	2,415,336
Anixter International Inc.	376,408	31,934,455
Audience Inc.[a,b]	193,089	1,428,859
Badger Meter Inc.	199,514	10,065,481
Belden Inc.	603,931	38,663,663
Benchmark Electronics Inc.[a]	747,094	16,592,958
Checkpoint Systems Inc.[a]	575,555	7,039,038
Cognex Corp.[a]	1,202,596	48,428,541
Coherent Inc.[a]	345,026	21,174,246
Control4 Corp.[a,b]	157,705	2,039,126
CTS Corp.	466,911	7,419,216
CUI Global Inc.[a,b]	284,514	2,059,881
Daktronics Inc.	528,272	6,492,463
DTS Inc.[a]	235,700	5,951,425
Electro Rent Corp.	227,819	3,137,068
Electro Scientific Industries Inc.	339,272	2,303,657
Fabrinet[a,b]	489,156	7,141,678
FARO Technologies Inc.[a,b]	238,266	12,091,999
FEI Co.	585,090	44,127,488
GSI Group Inc.[a,b]	420,976	4,837,014
II-VI Inc.[a,b]	730,345	8,596,161
Insight Enterprises Inc.[a,b]	568,763	12,871,107
InvenSense Inc.[a,b]	984,883	19,431,741
Itron Inc.[a,b]	544,815	21,416,678
Kemet Corp.[a,b]	628,926	2,591,175
Littelfuse Inc.	311,707	26,551,202
Maxwell Technologies Inc.[a,b]	415,327	3,621,651
Measurement Specialties Inc.[a,b]	237,053	20,294,107
Mercury Systems Inc.[a,b]	465,504	5,125,199
Mesa Laboratories Inc.	38,875	2,246,197
Methode Electronics Inc.	525,480	19,374,448
MTS Systems Corp.	210,652	14,379,105

Security	Shares	Value

Multi-Fineline Electronix Inc.[a]	128,704	$1,203,382
Newport Corp.[a,b]	554,021	9,817,252
OSI Systems Inc.[a]	276,353	17,542,888
Park Electrochemical Corp.	288,960	6,805,008
PC Connection Inc.	135,649	2,912,384
Plexus Corp.[a,b]	470,243	17,366,074
RealD Inc.[a,b]	555,956	5,209,308
Rofin-Sinar Technologies Inc.[a,b]	387,252	8,930,031
Rogers Corp.[a]	251,944	13,796,453
Sanmina Corp.[a]	1,140,487	23,790,559
ScanSource Inc.[a,b]	395,422	13,677,647
Speed Commerce Inc.[a,b]	693,389	1,906,820
SYNNEX Corp.[a,b]	394,842	25,518,638
TTM Technologies Inc.[a]	752,066	5,121,569
Universal Display Corp.[a,b]	561,885	18,339,926
Viasystems Group Inc.[a]	71,471	1,122,095
Vishay Precision Group Inc.[a]	178,540	2,667,388

		607,569,785
ENERGY EQUIPMENT & SERVICES — 1.75%
Aspen Aerogels Inc.[a]	83,439	841,065
Basic Energy Services Inc.[a]	441,790	9,582,425
Bristow Group Inc.	492,886	33,121,939
C&J Energy Services Inc.[a,b]	637,925	19,488,609
CARBO Ceramics Inc.	273,031	16,171,626
CHC Group Ltd.[a,b]	465,897	2,609,023
Dawson Geophysical Co.	112,837	2,051,377
ERA Group Inc.[a,b]	281,111	6,114,164
Exterran Holdings Inc.	811,287	35,948,127
Forum Energy Technologies Inc.[a]	825,511	25,268,892
Geospace Technologies Corp.[a,b]	182,305	6,408,021
Glori Energy Inc.[a,b]	167,975	1,327,002
Gulf Island Fabrication Inc.	201,286	3,462,119
GulfMark Offshore Inc. Class A	374,549	11,742,111
Helix Energy Solutions Group Inc.[a,b]	1,461,780	32,246,867
Hercules Offshore Inc.[a,b]	2,252,129	4,954,684
Hornbeck Offshore Services Inc.[a,b]	502,350	16,441,915
Independence Contract Drilling Inc.[a]	152,677	1,793,955
ION Geophysical Corp.[a,b]	1,786,108	4,983,241
Key Energy Services Inc.[a,b]	1,828,411	8,849,509
Matrix Service Co.[a,b]	364,647	8,795,286
McDermott International Inc.[a,b]	3,291,597	18,827,935
Mitcham Industries Inc.[a,b]	176,956	1,955,364
Natural Gas Services Group Inc.[a,b]	172,721	4,157,394
Newpark Resources Inc.[a,b]	1,173,026	14,592,443
Nordic American Offshore Ltd.[a]	270,401	4,764,466
North Atlantic Drilling Ltd.[b]	998,513	6,650,097
Nuverra Environmental Solutions Inc.[a,b]	211,824	3,124,404
Parker Drilling Co.[a,b]	1,690,331	8,350,235
PHI Inc.[a,b]	174,245	7,170,182
Pioneer Energy Services Corp.[a]	872,610	12,233,992
Profire Energy Inc.[a,b]	202,209	839,167
RigNet Inc.[a,b]	164,889	6,669,760
SEACOR Holdings Inc.[a,b]	285,772	21,375,746
Tesco Corp.	483,178	9,591,083
TETRA Technologies Inc.[a,b]	1,090,736	11,801,764
Vantage Drilling Co.[a,b]	2,866,484	3,640,435
Willbros Group Inc.[a,b]	553,986	4,614,703

		392,561,127

34

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

September 30, 2014

Security	Shares	Value

FOOD & STAPLES RETAILING — 0.95%
Andersons Inc. (The)	390,674	$24,565,581
Casey’s General Stores Inc.	533,015	38,217,176
Chefs’ Warehouse Inc. (The)[a,b]	253,227	4,117,471
Fairway Group Holdings Corp.[a,b]	266,307	995,988
Fresh Market Inc. (The)[a,b]	593,248	20,722,153
Ingles Markets Inc. Class A	182,377	4,320,511
Liberator Medical Holdings Inc.[b]	434,230	1,359,140
Natural Grocers by Vitamin Cottage Inc.[a,b]	125,316	2,040,144
Pantry Inc. (The)[a,b]	325,231	6,579,423
PriceSmart Inc.	259,275	22,204,311
Roundy’s Inc.	541,277	1,618,418
SpartanNash Co.	522,866	10,169,744
SUPERVALU Inc.[a,b]	2,808,655	25,109,376
United Natural Foods Inc.[a,b]	687,169	42,233,407
Village Super Market Inc. Class A	92,650	2,110,567
Weis Markets Inc.	152,283	5,943,605

		212,307,015
FOOD PRODUCTS — 1.59%
Alico Inc.	41,636	1,586,332
Annie’s Inc.[a]	235,767	10,821,705
B&G Foods Inc. Class A	743,594	20,486,015
Boulder Brands Inc.[a,b]	842,717	11,486,233
Cal-Maine Foods Inc.	214,993	19,205,325
Calavo Growers Inc.	185,944	8,393,512
Chiquita Brands International Inc.[a]	649,300	9,220,060
Darling Ingredients Inc.[a]	2,279,339	41,757,490
Dean Foods Co.	1,292,281	17,122,723
Diamond Foods Inc.[a]	300,783	8,605,402
Farmer Bros. Co.[a,b]	103,056	2,983,471
Fresh Del Monte Produce Inc.[b]	502,120	16,017,628
Inventure Foods Inc.[a,b]	217,043	2,812,877
J&J Snack Foods Corp.	206,323	19,303,580
John B. Sanfilippo & Son Inc.	115,000	3,721,400
Lancaster Colony Corp.	256,349	21,861,443
Lifeway Foods Inc.[a]	64,885	899,955
Limoneira Co.	153,966	3,647,455
Omega Protein Corp.[a,b]	294,334	3,679,175
Post Holdings Inc.[a,b]	608,260	20,182,067
Sanderson Farms Inc.	319,738	28,120,957
Seaboard Corp.[a]	3,948	10,560,860
Seneca Foods Corp. Class Aa	113,278	3,239,751
Snyders-Lance Inc.	659,823	17,485,309
Tootsie Roll Industries Inc.[b]	259,821	7,272,390
TreeHouse Foods Inc.[a,b]	582,529	46,893,584

		357,366,699
GAS UTILITIES — 1.02%
Chesapeake Utilities Corp.	200,833	8,366,703
Laclede Group Inc. (The)	597,345	27,716,808
New Jersey Resources Corp.	583,765	29,485,970
Northwest Natural Gas Co.	375,980	15,885,155
ONE GAS Inc.	720,013	24,660,445
Piedmont Natural Gas Co.	1,079,437	36,193,523
South Jersey Industries Inc.	456,966	24,383,706
Southwest Gas Corp.	644,178	31,294,167
WGL Holdings Inc.	719,107	30,288,787

		228,275,264

Security	Shares	Value

HEALTH CARE EQUIPMENT & SUPPLIES — 3.13%
Abaxis Inc.	310,671	$15,754,126
ABIOMED Inc.[a,b]	552,331	13,714,379
Accuray Inc.[a,b]	1,060,289	7,697,698
Analogic Corp.	172,899	11,058,620
AngioDynamics Inc.[a,b]	342,238	4,695,505
Anika Therapeutics Inc.[a,b]	200,629	7,355,059
Antares Pharma Inc.[a,b]	1,649,643	3,018,847
AtriCure Inc.[a,b]	384,272	5,656,484
Atrion Corp.	21,337	6,507,998
Cantel Medical Corp.	469,593	16,144,607
Cardiovascular Systems Inc.[a,b]	384,708	9,090,650
Cerus Corp.[a,b]	1,014,310	4,067,383
CONMED Corp.	378,449	13,942,061
CryoLife Inc.	393,707	3,885,888
Cyberonics Inc.[a]	371,968	19,029,883
Cynosure Inc. Class Aa,b	312,275	6,557,775
Derma Sciences Inc.[a,b]	312,227	2,600,851
DexCom Inc.[a,b]	1,037,444	41,487,386
Endologix Inc.[a,b]	890,519	9,439,501
Exactech Inc.[a]	134,388	3,076,141
GenMark Diagnostics Inc.[a,b]	582,787	5,227,599
Globus Medical Inc. Class Aa,b	911,340	17,926,058
Greatbatch Inc.[a]	344,336	14,672,157
Haemonetics Corp.[a,b]	721,187	25,183,850
HeartWare International Inc.[a,b]	235,349	18,270,143
ICU Medical Inc.[a,b]	186,733	11,984,524
Inogen Inc.[a,b]	71,250	1,468,462
Insulet Corp.[a]	767,772	28,292,398
Integra LifeSciences Holdings Corp.[a,b]	346,184	17,184,574
Invacare Corp.	444,497	5,249,510
K2M Group Holdings Inc.[a,b]	121,574	1,754,313
LDR Holding Corp.[a,b]	229,536	7,145,456
Masimo Corp.[a]	672,437	14,309,459
Meridian Bioscience Inc.[b]	579,359	10,248,861
Merit Medical Systems Inc.[a]	593,987	7,056,566
Natus Medical Inc.[a,b]	444,550	13,118,670
Neogen Corp.[a,b]	508,020	20,066,790
NuVasive Inc.[a]	645,807	22,519,290
NxStage Medical Inc.[a,b]	854,079	11,214,057
Ocular Therapeutix Inc.[a]	85,232	1,275,923
OraSure Technologies Inc.[a,b]	772,221	5,575,436
Orthofix International NVa,b	254,544	7,880,682
Oxford Immunotec Global PLC[a,b]	179,192	2,736,262
PhotoMedex Inc.[a,b]	181,608	1,125,970
Quidel Corp.[a,b]	394,342	10,595,970
Rockwell Medical Technologies Inc.[a,b]	566,397	5,176,869
Roka Bioscience Inc.[a]	74,441	748,132
RTI Surgical Inc.[a,b]	791,367	3,782,734
Spectranetics Corp. (The)[a,b]	575,149	15,281,709
Staar Surgical Co.[a,b]	529,313	5,626,597
Steris Corp.	818,246	44,152,554
SurModics Inc.[a]	188,811	3,428,808
Symmetry Medical Inc.[a]	520,152	5,248,334
Tandem Diabetes Care Inc.[a,b]	117,235	1,573,294
Thoratec Corp.[a,b]	787,129	21,039,958
Tornier NVa,b	494,538	11,819,458
TransEnterix Inc.[a,b]	395,344	1,723,700
TriVascular Technologies Inc.[a]	102,420	1,483,042
Unilife Corp.[a,b]	1,520,740	3,490,098
Utah Medical Products Inc.	51,717	2,521,721
Vascular Solutions Inc.[a,b]	236,070	5,830,929

35

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

September 30, 2014

Security	Shares	Value

Veracyte Inc.[a,b]	89,559	$873,200
Volcano Corp.[a,b]	715,681	7,614,846
West Pharmaceutical Services Inc.	978,761	43,809,342
Wright Medical Group Inc.[a,b]	690,926	20,935,058
Zeltiq Aesthetics Inc.[a,b]	401,341	9,082,347

		702,106,552
HEALTH CARE PROVIDERS & SERVICES — 2.53%
Acadia Healthcare Co. Inc.[a,b]	592,546	28,738,481
Addus HomeCare Corp.[a,b]	90,171	1,767,352
Adeptus Health Inc. Class Aa	83,528	2,079,847
Air Methods Corp.[a,b]	542,360	30,128,098
Alliance HealthCare Services Inc.[a,b]	71,172	1,609,199
Almost Family Inc.[a]	117,098	3,181,553
Amedisys Inc.[a,b]	378,312	7,630,553
AMN Healthcare Services Inc.[a,b]	642,923	10,093,891
AmSurg Corp.[a]	586,572	29,357,929
Bio-Reference Laboratories Inc.[a,b]	339,072	9,514,360
BioScrip Inc.[a,b]	956,257	6,607,736
BioTelemetry Inc.[a,b]	363,810	2,441,165
Capital Senior Living Corp.[a,b]	400,622	8,505,205
Chemed Corp.[b]	242,892	24,993,587
CorVel Corp.[a,b]	153,329	5,220,852
Cross Country Healthcare Inc.[a,b]	428,225	3,978,210
Ensign Group Inc. (The)	278,011	9,674,783
ExamWorks Group Inc.[a,b]	480,950	15,751,112
Five Star Quality Care Inc.[a]	610,426	2,301,306
Gentiva Health Services Inc.[a,b]	435,556	7,308,630
Hanger Inc.[a,b]	486,337	9,979,635
HealthEquity Inc.[a]	155,123	2,840,302
HealthSouth Corp.	1,220,181	45,024,679
Healthways Inc.[a,b]	434,361	6,958,463
IPC The Hospitalist Co. Inc.[a,b]	237,409	10,633,549
Kindred Healthcare Inc.	893,954	17,342,708
Landauer Inc.	132,457	4,372,406
LHC Group Inc.[a,b]	171,264	3,973,325
Magellan Health Inc.[a,b]	381,812	20,896,571
Molina Healthcare Inc.[a,b]	418,351	17,696,247
MWI Veterinary Supply Inc.[a,b]	178,084	26,427,666
National Healthcare Corp.	142,445	7,907,122
National Research Corp. Class Aa	136,479	1,775,592
Owens & Minor Inc.[b]	873,842	28,609,587
PharMerica Corp.[a,b]	414,374	10,123,157
Providence Service Corp. (The)[a,b]	160,919	7,785,261
RadNet Inc.[a,b]	449,889	2,978,265
Select Medical Holdings Corp.	1,090,946	13,124,080
Skilled Healthcare Group Inc. Class Aa	322,807	2,130,526
Surgical Care Affiliates Inc.[a,b]	176,535	4,718,781
Team Health Holdings Inc.[a,b]	972,480	56,394,115
Triple-S Management Corp. Class Ba,b	347,820	6,921,618
Trupanion Inc.[a]	123,817	1,052,445
U.S. Physical Therapy Inc.	168,619	5,967,426
Universal American Corp.[a]	593,786	4,774,039
WellCare Health Plans Inc.[a]	598,360	36,105,042

		567,396,456
HEALTH CARE TECHNOLOGY — 0.54%
Castlight Health Inc.[a,b]	178,362	2,308,004
Computer Programs and Systems Inc.	154,176	8,863,578
HealthStream Inc.[a,b]	295,024	7,083,526
HMS Holdings Corp.[a,b]	1,214,711	22,897,303

Security	Shares	Value

Imprivata Inc.[a]	88,019	$1,366,055
MedAssets Inc.[a,b]	845,107	17,510,617
Medidata Solutions Inc.[a,b]	749,269	33,185,124
Merge Healthcare Inc.[a]	984,832	2,166,631
Omnicell Inc.[a,b]	506,137	13,832,724
Quality Systems Inc.	693,009	9,542,734
Vocera Communications Inc.[a,b]	309,572	2,498,246

		121,254,542
HOTELS, RESTAURANTS & LEISURE — 2.99%
Belmond Ltd.[a,b]	1,433,964	16,720,020
Biglari Holdings Inc.[a]	23,948	8,136,572
BJ’s Restaurants Inc.[a,b]	327,471	11,785,681
Bloomin’ Brands Inc.[a]	1,069,818	19,620,462
Bob Evans Farms Inc.	343,080	16,241,407
Boyd Gaming Corp.[a,b]	1,078,782	10,960,425
Bravo Brio Restaurant Group Inc.[a,b]	265,890	3,448,593
Buffalo Wild Wings Inc.[a]	261,864	35,160,479
Caesars Acquisition Co.[a,b]	638,527	6,046,851
Caesars Entertainment Corp.[a,b]	712,151	8,958,860
Carrols Restaurant Group Inc.[a,b]	489,565	3,480,807
Cheesecake Factory Inc. (The)	691,769	31,475,489
Churchill Downs Inc.	186,526	18,186,285
Chuy’s Holdings Inc.[a]	227,490	7,140,911
ClubCorp Holdings Inc.	306,695	6,081,762
Cracker Barrel Old Country Store Inc.	264,315	27,274,665
Del Frisco’s Restaurant Group Inc.[a]	330,212	6,320,258
Denny’s Corp.[a,b]	1,204,611	8,468,415
Diamond Resorts International Inc.[a,b]	491,344	11,182,989
DineEquity Inc.	230,574	18,812,533
Einstein Noah Restaurant Group Inc.	153,330	3,091,133
El Pollo Loco Holdings Inc.[a]	121,756	4,372,258
Empire Resorts Inc.[a,b]	207,912	1,395,089
Famous Dave’s of America Inc.[a,b]	64,385	1,733,244
Fiesta Restaurant Group Inc.[a,b]	371,267	18,444,545
Ignite Restaurant Group Inc.[a,b]	107,896	647,376
International Speedway Corp. Class A	384,713	12,172,319
Interval Leisure Group Inc.[b]	548,630	10,451,401
Intrawest Resorts Holdings Inc.[a,b]	187,943	1,817,409
Isle of Capri Casinos Inc.[a,b]	298,366	2,237,745
Jack in the Box Inc.	554,572	37,816,265
Jamba Inc.[a,b]	240,759	3,423,593
Krispy Kreme Doughnuts Inc.[a,b]	906,161	15,549,723
La Quinta Holdings Inc.[a,b]	615,543	11,689,162
Life Time Fitness Inc.[a,b]	566,165	28,557,363
Marcus Corp. (The)	249,407	3,940,631
Marriott Vacations Worldwide Corp.[a]	392,552	24,891,722
Monarch Casino & Resort Inc.[a]	130,587	1,555,291
Morgans Hotel Group Co.[a]	408,881	3,299,670
Multimedia Games Holding Co. Inc.[a]	410,473	14,781,133
Nathan’s Famous Inc.[a,b]	43,217	2,925,359
Noodles & Co.[a,b]	149,383	2,866,660
Papa John’s International Inc.	424,401	16,971,796
Papa Murphy’s Holdings Inc.[a,b]	80,304	819,101
Penn National Gaming Inc.[a,b]	1,091,852	12,239,661
Pinnacle Entertainment Inc.[a,b]	813,526	20,411,367
Popeyes Louisiana Kitchen Inc.[a]	329,126	13,329,603
Potbelly Corp.[a,b]	206,054	2,402,590
Red Robin Gourmet Burgers Inc.[a,b]	197,359	11,229,727
Ruby Tuesday Inc.[a,b]	850,840	5,011,448
Ruth’s Hospitality Group Inc.	498,365	5,501,950
Scientific Games Corp. Class Aa,b	702,135	7,561,994

36

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

September 30, 2014

Security	Shares	Value

Sonic Corp.[a,b]	753,304	$16,843,877
Speedway Motorsports Inc.	163,315	2,786,154
Texas Roadhouse Inc.	965,724	26,885,756
Vail Resorts Inc.	500,532	43,426,156
Zoe’s Kitchen Inc.[a,b]	80,304	2,470,151

		671,053,886
HOUSEHOLD DURABLES — 1.11%
Beazer Homes USA Inc.[a,b]	369,280	6,196,518
Cavco Industries Inc.[a,b]	123,070	8,368,760
Century Communities Inc.[a]	59,292	1,028,716
CSS Industries Inc.	127,545	3,092,966
Dixie Group Inc.[a,b]	206,498	1,790,338
Ethan Allen Interiors Inc.	348,374	7,942,927
Flexsteel Industries	68,799	2,320,590
Helen of Troy Ltd.[a]	396,308	20,814,096
Hovnanian Enterprises Inc. Class Aa,b	1,610,012	5,908,744
Installed Building Products Inc.[a,b]	119,635	1,680,872
iRobot Corp.[a,b]	407,975	12,422,839
KB Home	1,160,627	17,339,767
La-Z-Boy Inc.	725,337	14,354,419
LGI Homes Inc.[a]	196,865	3,614,441
Libbey Inc.[a,b]	296,533	7,786,957
Lifetime Brands Inc.	143,514	2,197,199
M.D.C. Holdings Inc.	542,642	13,739,695
M/I Homes Inc.[a,b]	337,733	6,693,868
Meritage Homes Corp.[a,b]	542,049	19,242,740
NACCO Industries Inc. Class A	66,822	3,323,058
New Home Co. Inc. (The)[a,b]	118,678	1,602,153
Ryland Group Inc. (The)	650,227	21,613,546
Skullcandy Inc.[a,b]	284,691	2,217,743
Standard-Pacific Corp.[a,b]	2,006,452	15,028,326
TRI Pointe Homes Inc.[a]	2,030,184	26,270,581
Turtle Beach Corp.[a,b]	96,563	738,707
UCP Inc.[a,b]	112,623	1,345,845
Universal Electronics Inc.[a]	219,822	10,852,612
WCI Communities Inc.[a,b]	161,207	2,972,657
William Lyon Homes Class Aa,b	245,915	5,434,722

		247,936,402
HOUSEHOLD PRODUCTS — 0.17%
Central Garden & Pet Co. Class Aa,b	599,330	4,818,613
Harbinger Group Inc.[a,b]	1,152,652	15,122,794
Oil-Dri Corp. of America	67,991	1,772,525
Orchids Paper Products Co.	111,349	2,734,732
WD-40 Co.	206,982	14,066,497

		38,515,161
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.41%
Abengoa Yield PLC[a]	423,612	15,072,115
Atlantic Power Corp.[b]	1,671,857	3,979,020
Dynegy Inc.[a,b]	1,389,741	40,107,925
Ormat Technologies Inc.[b]	245,223	6,442,008
Pattern Energy Group Inc.	546,746	16,905,387
TerraForm Power Inc.[a]	342,041	9,871,303

		92,377,758

Security	Shares	Value

INDUSTRIAL CONGLOMERATES — 0.06%
Raven Industries Inc.	506,346	$12,354,842

		12,354,842
INSURANCE — 2.55%
Ambac Financial Group Inc.[a,b]	614,693	13,584,715
American Equity Investment Life Holding Co.	1,029,790	23,561,595
Amerisafe Inc.	257,977	10,089,480
AmTrust Financial Services Inc.[b]	416,501	16,585,070
Argo Group International Holdings Ltd.[b]	362,695	18,247,185
Atlas Financial Holdings Inc.[a,b]	158,542	2,194,221
Baldwin & Lyons Inc. Class B	129,289	3,193,438
Citizens Inc.[a,b]	610,293	3,942,493
CNO Financial Group Inc.	3,016,955	51,167,557
Crawford & Co. Class B	384,101	3,168,833
Donegal Group Inc. Class A	112,073	1,721,441
eHealth Inc.[a,b]	247,045	5,961,196
EMC Insurance Group Inc.	69,291	2,001,124
Employers Holdings Inc.	433,305	8,341,121
Enstar Group Ltd.[a,b]	118,229	16,116,977
FBL Financial Group Inc. Class A	133,281	5,957,661
Federated National Holding Co.	191,055	5,366,735
Fidelity & Guaranty Life	156,400	3,339,140
First American Financial Corp.	1,479,661	40,128,406
Global Indemnity PLC[a]	113,670	2,867,894
Greenlight Capital Re Ltd. Class Aa,b	394,137	12,773,980
Hallmark Financial Services Inc.[a,b]	200,667	2,068,877
HCI Group Inc.	124,931	4,496,267
Heritage Insurance Holdings Inc.[a,b]	95,193	1,433,607
Hilltop Holdings Inc.[a]	938,951	18,825,968
Horace Mann Educators Corp.	564,424	16,091,728
Independence Holding Co.	110,909	1,473,981
Infinity Property and Casualty Corp.	159,048	10,180,662
Kansas City Life Insurance Co.	52,966	2,349,042
Kemper Corp.	643,947	21,990,790
Maiden Holdings Ltd.	690,930	7,655,504
Meadowbrook Insurance Group Inc.	694,552	4,063,129
Montpelier Re Holdings Ltd.[b]	542,835	16,876,740
National General Holdings Corp.	494,822	8,357,544
National Interstate Corp.	97,093	2,708,895
National Western Life Insurance Co. Class A	30,738	7,592,593
Navigators Group Inc. (The)[a]	144,639	8,895,299
OneBeacon Insurance Group Ltd. Class Ab	314,234	4,842,346
Phoenix Companies Inc. (The)[a,b]	79,276	4,444,213
Platinum Underwriters Holdings Ltd.[b]	373,059	22,708,101
Primerica Inc.	756,422	36,474,669
RLI Corp.	595,632	25,784,909
Safety Insurance Group Inc.	179,286	9,665,308
Selective Insurance Group Inc.	779,269	17,253,016
State Auto Financial Corp.	211,224	4,332,204
Stewart Information Services Corp.	296,890	8,713,722
Symetra Financial Corp.	1,044,335	24,364,336
Third Point Reinsurance Ltd.[a,b]	788,944	11,479,135
United Fire Group Inc.	285,300	7,922,781
United Insurance Holdings Corp.	228,680	3,430,200
Universal Insurance Holdings Inc.	429,507	5,553,526

		572,339,354
INTERNET & CATALOG RETAIL — 0.50%
1-800-FLOWERS.COM Inc. Class Aa,b	344,468	2,476,725

37

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

September 30, 2014

Security	Shares	Value

Blue Nile Inc.[a,b]	168,022	$4,797,028
Coupons.com Inc.[a,b]	166,212	1,987,896
FTD Companies Inc.[a,b]	262,229	8,944,631
Gaiam Inc. Class Aa	207,010	1,519,453
HSN Inc.	459,710	28,212,403
Lands’ End Inc.[a,b]	227,837	9,368,658
NutriSystem Inc.	398,036	6,117,813
Orbitz Worldwide Inc.[a,b]	722,567	5,686,602
Overstock.com Inc.[a,b]	163,906	2,763,455
PetMed Express Inc.	280,272	3,811,699
RetailMeNot Inc.[a,b]	428,342	6,922,007
Shutterfly Inc.[a,b]	533,712	26,013,123
Valuevision Media Inc. Class Aa,b	587,395	3,013,336

		111,634,829
INTERNET SOFTWARE & SERVICES — 2.62%
Aerohive Networks Inc.[a,b]	131,362	1,053,523
Amber Road Inc.[a,b]	123,025	2,133,254
Angie’s List Inc.[a,b]	605,532	3,857,239
Bankrate Inc.[a,b]	928,939	10,552,747
Bazaarvoice Inc.[a,b]	692,584	5,118,196
Benefitfocus Inc.[a,b]	67,921	1,829,792
Blucora Inc.[a,b]	584,819	8,912,642
Borderfree Inc.[a,b]	82,392	1,062,857
Brightcove Inc.[a,b]	442,478	2,469,027
Carbonite Inc.[a,b]	243,932	2,497,864
Care.com Inc.[a,b]	92,279	752,074
ChannelAdvisor Corp.[a,b]	284,833	4,671,261
Chegg Inc.[a,b]	1,029,737	6,425,559
comScore Inc.[a,b]	480,335	17,488,997
Constant Contact Inc.[a,b]	434,939	11,804,245
Conversant Inc.[a,b]	927,969	31,782,938
Cornerstone OnDemand Inc.[a,b]	736,202	25,332,711
Cvent Inc.[a,b]	247,443	6,277,629
Dealertrack Technologies Inc.[a,b]	742,169	32,217,556
Demand Media Inc.[a,b]	127,785	1,130,897
Demandware Inc.[a,b]	416,333	21,199,676
Dice Holdings Inc.[a,b]	543,663	4,555,896
Digital River Inc.[a,b]	451,567	6,556,753
E2open Inc.[a,b]	325,948	3,034,576
EarthLink Holdings Corp.	1,419,366	4,854,232
Endurance International Group Holdings Inc.[a,b]	416,216	6,771,834
Envestnet Inc.[a,b]	471,776	21,229,920
Everyday Health Inc.[a,b]	104,419	1,458,733
Five9 Inc.[a,b]	168,123	1,099,524
Global Eagle Entertainment Inc.[a,b]	526,449	5,906,758
Gogo Inc.[a,b]	774,494	13,057,969
GrubHub Inc.[a,b]	125,505	4,297,291
GTT Communications Inc.[a,b]	194,348	2,314,685
Internap Network Services Corp.[a,b]	748,703	5,166,051
IntraLinks Holdings Inc.[a,b]	549,563	4,451,460
j2 Global Inc.[b]	658,576	32,507,311
Limelight Networks Inc.[a,b]	854,692	1,995,706
Liquidity Services Inc.[a,b]	341,584	4,696,780
LivePerson Inc.[a,b]	749,485	9,436,016
LogMeIn Inc.[a,b]	337,820	15,563,367
Marchex Inc. Class B	452,886	1,879,477
Marin Software Inc.[a,b]	362,403	3,116,666
Marketo Inc.[a,b]	354,154	11,439,174
Millennial Media Inc.[a,b]	1,039,048	1,932,629
Monster Worldwide Inc.[a,b]	1,258,074	6,919,407
Move Inc.[a,b]	546,747	11,459,817

Security	Shares	Value

NIC Inc.	906,548	$15,610,757
OPOWER Inc.[a,b]	107,121	2,020,302
Perficient Inc.[a]	479,669	7,190,238
Q2 Holdings Inc.[a,b]	136,419	1,909,866
QuinStreet Inc.[a]	491,186	2,038,422
RealNetworks Inc.[a,b]	326,413	2,268,570
Reis Inc.[b]	117,199	2,764,724
Rightside Group Ltd.[a,b]	124,520	1,214,070
Rocket Fuel Inc.[a,b]	252,547	3,990,243
SciQuest Inc.[a,b]	378,333	5,690,128
Shutterstock Inc.[a,b]	210,770	15,044,763
SPS Commerce Inc.[a,b]	225,495	11,985,059
Stamps.com Inc.[a,b]	195,831	6,219,593
TechTarget Inc.[a,b]	228,458	1,962,454
Textura Corp.[a,b]	260,492	6,876,989
Travelzoo Inc.[a]	103,156	1,598,918
Tremor Video Inc.[a,b]	489,131	1,144,567
TrueCar Inc.[a,b]	107,240	1,924,958
Trulia Inc.[a,b]	511,413	25,008,096
Unwired Planet Inc.[a,b]	1,385,971	2,577,906
VistaPrint NVa,b	461,227	25,270,627
Web.com Group Inc.[a,b]	716,941	14,310,142
WebMD Health Corp.[a,b]	536,755	22,441,727
Wix.com Ltd.[a,b]	190,771	3,100,029
XO Group Inc.[a,b]	373,517	4,187,126
Xoom Corp.[a,b]	430,414	9,447,587
YuMe Inc.[a,b]	249,907	1,249,535
Zix Corp.[a,b]	825,389	2,822,830

		586,142,942
IT SERVICES — 2.38%
Acxiom Corp.[a]	1,065,119	17,627,719
Blackhawk Network Holdings Inc.[a,b]	728,799	23,613,088
CACI International Inc. Class Aa,b	325,523	23,200,024
Cardtronics Inc.[a,b]	616,447	21,698,934
Cass Information Systems Inc.	161,029	6,666,601
CIBER Inc.[a,b]	1,072,920	3,680,116
Computer Task Group Inc.	209,518	2,325,650
Convergys Corp.	1,405,880	25,052,782
CSG Systems International Inc.	471,066	12,379,614
Datalink Corp.[a,b]	277,773	2,952,727
EPAM Systems Inc.[a,b]	493,383	21,605,241
Euronet Worldwide Inc.[a,b]	705,912	33,735,534
EVERTEC Inc.	910,232	20,334,583
ExlService Holdings Inc.[a]	455,130	11,109,723
Forrester Research Inc.	151,239	5,574,669
Global Cash Access Inc.[a,b]	910,997	6,149,230
Hackett Group Inc. (The)	345,455	2,058,912
Heartland Payment Systems Inc.	496,501	23,693,028
Higher One Holdings Inc.[a,b]	469,576	1,159,853
iGATE Corp.[a]	509,887	18,723,051
Information Services Group Inc.[a,b]	450,148	1,710,562
Lionbridge Technologies Inc.[a,b]	889,907	4,004,581
Luxoft Holding Inc.[a]	107,943	4,015,480
ManTech International Corp. Class A	330,746	8,913,605
MAXIMUS Inc.	937,637	37,627,373
ModusLink Global Solutions Inc.[a,b]	517,989	1,849,221
MoneyGram International Inc.[a,b]	402,177	5,043,300
NeuStar Inc. Class Aa,b	331,105	8,221,337
PRGX Global Inc.[a,b]	387,179	2,268,869
Sapient Corp.[a]	1,587,947	22,231,258
Science Applications International Corp.	582,259	25,753,315

38

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

September 30, 2014

Security	Shares	Value

ServiceSource International Inc.[a,b]	941,617	$3,041,423
Sykes Enterprises Inc.[a,b]	544,461	10,878,331
Syntel Inc.[a]	215,002	18,907,276
TeleTech Holdings Inc.[a]	242,632	5,963,894
Unisys Corp.[a,b]	710,753	16,638,728
Virtusa Corp.[a,b]	360,428	12,816,820
WEX Inc.[a,b]	536,479	59,184,363

		532,410,815
LEISURE EQUIPMENT & PRODUCTS — 0.49%
Arctic Cat Inc.	178,428	6,212,863
Black Diamond Inc.[a,b]	314,757	2,379,563
Brunswick Corp.	1,284,011	54,108,224
Callaway Golf Co.	1,071,073	7,754,568
Escalade Inc.	136,656	1,648,071
JAKKS Pacific Inc.[a,b]	260,857	1,852,085
Johnson Outdoors Inc. Class A	70,210	1,818,439
LeapFrog Enterprises Inc.[a,b]	905,985	5,426,850
Malibu Boats Inc. Class Aa,b	115,500	2,139,060
Marine Products Corp.	150,248	1,185,457
Nautilus Inc.[a,b]	430,619	5,154,509
Smith & Wesson Holding Corp.[a,b]	767,348	7,243,765
Sturm, Ruger & Co. Inc.[b]	269,711	13,132,229

		110,055,683
LIFE SCIENCES TOOLS & SERVICES — 0.51%
Accelerate Diagnostics Inc.[a,b]	317,562	6,821,232
Affymetrix Inc.[a,b]	1,010,070	8,060,358
Albany Molecular Research Inc.[a,b]	325,583	7,185,617
Cambrex Corp.[a]	423,924	7,918,900
Enzo Biochem Inc.[a]	471,080	2,426,062
Fluidigm Corp.[a,b]	390,547	9,568,401
Furiex Pharmaceuticals Inc.[b]	114,312	1,143,120
Luminex Corp.[a,b]	518,372	10,108,254
NanoString Technologies Inc.[a,b]	138,440	1,514,534
Pacific Biosciences of California Inc.[a,b]	810,458	3,979,349
PAREXEL International Corp.[a,b]	787,691	49,695,425
Sequenom Inc.[a,b]	1,612,305	4,788,546

		113,209,798
MACHINERY — 3.22%
Accuride Corp.[a]	536,594	2,033,691
Actuant Corp. Class A	983,838	30,026,736
Alamo Group Inc.	98,928	4,056,048
Albany International Corp. Class A	391,531	13,327,715
Altra Industrial Motion Corp.	373,869	10,902,020
American Railcar Industries Inc.[b]	130,614	9,654,987
ARC Group Worldwide Inc.[a,b]	42,395	662,210
Astec Industries Inc.	263,309	9,602,879
Barnes Group Inc.	750,833	22,787,781
Blount International Inc.[a,b]	683,786	10,345,682
Briggs & Stratton Corp.[b]	650,630	11,724,353
Chart Industries Inc.[a,b]	421,989	25,796,188
CIRCOR International Inc.	245,398	16,522,647
CLARCOR Inc.	698,320	44,050,026
Columbus McKinnon Corp.	277,295	6,097,717
Commercial Vehicle Group Inc.[a,b]	364,758	2,254,204
Douglas Dynamics Inc.	308,782	6,021,249
Dynamic Materials Corp.	194,929	3,713,397
Energy Recovery Inc.[a,b]	535,941	1,897,231

Security	Shares	Value

EnPro Industries Inc.[a]	314,911	$19,061,563
ESCO Technologies Inc.	366,939	12,762,138
ExOne Co. (The)[a,b]	136,663	2,854,890
Federal Signal Corp.	875,692	11,594,162
FreightCar America Inc.	167,309	5,571,390
Global Brass & Copper Holdings Inc.	293,652	4,307,875
Gorman-Rupp Co. (The)	260,514	7,825,841
Graham Corp.	139,757	4,018,014
Greenbrier Companies Inc. (The)[b]	382,096	28,038,204
Harsco Corp.	1,118,522	23,947,556
Hillenbrand Inc.	870,212	26,880,849
Hurco Companies Inc.	90,486	3,407,703
Hyster-Yale Materials Handling Inc.	141,885	10,161,804
John Bean Technologies Corp.	402,802	11,330,820
Kadant Inc.	154,748	6,042,909
L.B. Foster Co. Class A	143,516	6,593,125
Lindsay Corp.[b]	177,759	13,287,485
Lydall Inc.[a,b]	235,686	6,365,879
Manitex International Inc.[a,b]	194,816	2,199,473
Meritor Inc.[a]	1,356,375	14,716,669
Miller Industries Inc.	157,333	2,658,928
Mueller Industries Inc.	785,400	22,415,316
Mueller Water Products Inc. Class A	2,208,020	18,282,406
NN Inc.	244,759	6,539,960
Omega Flex Inc.	39,995	778,303
Proto Labs Inc.[a,b]	313,584	21,637,296
RBC Bearings Inc.	322,218	18,269,761
Rexnord Corp.[a]	1,040,895	29,613,463
Standex International Corp.	176,646	13,096,534
Sun Hydraulics Corp.	308,566	11,598,996
Tennant Co.	255,240	17,124,052
Titan International Inc.	607,842	7,184,692
TriMas Corp.[a]	626,257	15,236,833
Twin Disc Inc.	114,158	3,077,700
Wabash National Corp.[a,b]	952,395	12,685,901
Watts Water Technologies Inc. Class A	394,806	22,997,449
Woodward Inc.	918,328	43,730,779
Xerium Technologies Inc.[a]	150,741	2,202,326

		721,575,805
MARINE — 0.18%
Baltic Trading Ltd.[b]	695,445	2,879,142
International Shipholding Corp.	80,263	1,435,905
Matson Inc.	597,022	14,943,461
Navios Maritime Holdings Inc.	1,106,411	6,638,466
Safe Bulkers Inc.[b]	547,619	3,647,143
Scorpio Bulkers Inc.[a,b]	1,872,570	10,898,357
Ultrapetrol (Bahamas) Ltd.[a,b]	301,123	939,504

		41,381,978
MEDIA — 1.31%
A.H. Belo Corp. Class A	265,196	2,829,641
AMC Entertainment Holdings Inc. Class A	291,167	6,693,929
Carmike Cinemas Inc.[a,b]	335,988	10,408,908
Central European Media Enterprises Ltd. Class Aa,b	983,340	2,212,515
Crown Media Holdings Inc. Class Aa,b	487,852	1,561,126
Cumulus Media Inc. Class Aa,b	2,004,489	8,078,091
Daily Journal Corp.[a,b]	14,815	2,674,108
Dex Media Inc.[a,b]	207,350	1,982,266
E.W. Scripps Co. (The) Class Aa,b	431,364	7,035,547
Entercom Communications Corp. Class Aa,b	344,583	2,767,002

39

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

September 30, 2014

Security	Shares	Value

Entravision Communications Corp. Class A	800,848	$3,171,358
Eros International PLC[a,b]	306,584	4,479,192
Global Sources Ltd.[a,b]	213,038	1,429,485
Gray Television Inc.[a,b]	684,706	5,395,483
Harte-Hanks Inc.	677,399	4,315,032
Hemisphere Media Group Inc.[a,b]	113,852	1,213,662
Journal Communications Inc. Class Aa	624,078	5,260,978
Lee Enterprises Inc.[a,b]	739,008	2,497,847
Loral Space & Communications Inc.[a]	181,148	13,008,238
Martha Stewart Living Omnimedia Inc. Class Aa,b	412,010	1,483,236
McClatchy Co. (The) Class Aa,b	843,070	2,832,715
MDC Partners Inc.	589,865	11,319,509
Media General Inc. Class Aa,b	753,612	9,879,853
Meredith Corp.	497,722	21,302,502
National CineMedia Inc.	840,430	12,194,639
New Media Investment Group Inc.	511,510	8,506,411
New York Times Co. (The) Class Ab	1,916,967	21,508,370
Nexstar Broadcasting Group Inc.	424,295	17,150,004
Radio One Inc. Class Da	318,520	1,012,894
ReachLocal Inc.[a,b]	182,294	658,081
Reading International Inc. Class Aa,b	245,000	2,058,000
Rentrak Corp.[a,b]	137,240	8,363,406
Saga Communications Inc. Class A	50,740	1,703,849
Salem Communications Corp. Class A	148,642	1,131,166
Scholastic Corp.	369,603	11,945,569
SFX Entertainment Inc.[a,b]	622,546	3,125,181
Sinclair Broadcast Group Inc. Class A	951,233	24,817,669
Sizmek Inc.[a,b]	306,886	2,375,298
Time Inc.[a,b]	1,527,163	35,781,429
Townsquare Media Inc.[a]	132,266	1,589,837
World Wrestling Entertainment Inc. Class Ab	415,711	5,724,340

		293,478,366
METALS & MINING — 1.41%
A.M. Castle & Co.[a,b]	258,719	2,209,460
AK Steel Holding Corp.[a,b]	2,489,741	19,942,825
Allied Nevada Gold Corp.[a,b]	1,444,614	4,781,672
Ampco-Pittsburgh Corp.	115,774	2,315,480
Century Aluminum Co.[a,b]	712,503	18,503,703
Coeur Mining Inc.[a,b]	1,440,786	7,146,299
Commercial Metals Co.	1,630,863	27,838,831
Gerber Scientific Inc. Escrow[a]	276,144	2,761
Globe Specialty Metals Inc.	884,924	16,096,768
Gold Resource Corp.	518,998	2,657,270
Handy & Harman Ltd.[a]	55,641	1,461,133
Haynes International Inc.	171,455	7,885,216
Hecla Mining Co.	4,773,552	11,838,409
Horsehead Holding Corp.[a,b]	705,978	11,669,816
Kaiser Aluminum Corp.	249,967	19,052,485
Materion Corp.	284,430	8,723,468
Molycorp Inc.[a,b]	2,564,529	3,051,790
Noranda Aluminium Holding Corp.	611,400	2,763,528
Olympic Steel Inc.	128,477	2,642,772
RTI International Metals Inc.[a,b]	427,586	10,544,271
Ryerson Holding Corp.[a]	163,053	2,087,078
Schnitzer Steel Industries Inc. Class A	364,845	8,774,522
Stillwater Mining Co.[a,b]	1,659,578	24,943,457
SunCoke Energy Inc.[a]	966,930	21,707,579
Universal Stainless & Alloy Products Inc.[a,b]	98,818	2,604,843
US Silica Holdings Inc.	744,375	46,530,881
Walter Energy Inc.[b]	921,704	2,156,787

Security	Shares	Value

Worthington Industries Inc.	712,982	$26,537,190

		316,470,294
MULTI-UTILITIES — 0.36%
Avista Corp.	833,478	25,446,083
Black Hills Corp.	618,137	29,596,400
NorthWestern Corp.	542,240	24,596,006

		79,638,489
MULTILINE RETAIL — 0.16%
Bon-Ton Stores Inc. (The)[b]	202,920	1,696,411
Burlington Stores Inc.[a,b]	397,097	15,828,286
Fred’s Inc. Class A	509,558	7,133,812
Tuesday Morning Corp.[a,b]	601,157	11,665,452

		36,323,961
OIL, GAS & CONSUMABLE FUELS — 3.86%
Abraxas Petroleum Corp.[a,b]	1,292,476	6,824,273
Adams Resources & Energy Inc.	30,333	1,343,449
Alon USA Energy Inc.	366,741	5,266,401
Alpha Natural Resources Inc.[a,b]	3,085,430	7,651,866
American Eagle Energy Corp.[a,b]	419,437	1,707,109
Amyris Inc.[a,b]	387,523	1,468,712
Apco Oil and Gas International Inc.[a,b]	130,611	1,683,576
Approach Resources Inc.[a,b]	546,949	7,930,760
Arch Coal Inc.[b]	2,964,702	6,285,168
Ardmore Shipping Corp.	248,767	2,711,560
Bill Barrett Corp.[a,b]	688,972	15,184,943
Bonanza Creek Energy Inc.[a,b]	454,308	25,850,125
BPZ Resources Inc.[a,b]	1,642,978	3,138,088
Callon Petroleum Co.[a]	779,683	6,869,007
Carrizo Oil & Gas Inc.[a]	629,972	33,905,093
Clayton Williams Energy Inc.[a,b]	81,328	7,844,086
Clean Energy Fuels Corp.[a,b]	973,607	7,594,135
Cloud Peak Energy Inc.[a,b]	848,173	10,703,943
Comstock Resources Inc.	663,320	12,351,018
Contango Oil & Gas Co.[a]	242,329	8,055,016
Delek US Holdings Inc.[b]	822,143	27,229,376
DHT Holdings Inc.	1,302,784	8,025,149
Diamondback Energy Inc.[a,b]	580,337	43,397,601
Dorian LPG Ltd.[a]	99,765	1,777,812
Eclipse Resources Corp.[a]	449,137	7,464,657
Emerald Oil Inc.[a,b]	787,184	4,841,182
Energy XXI (Bermuda) Ltd.[b]	1,299,461	14,748,882
Evolution Petroleum Corp.	270,513	2,483,309
EXCO Resources Inc.[b]	2,120,935	7,083,923
Forest Oil Corp.[a,b]	1,640,692	1,919,610
Frontline Ltd.[a,b]	914,328	1,152,053
FX Energy Inc.[a,b]	742,791	2,258,085
GasLog Ltd.[b]	583,654	12,846,225
Gastar Exploration Inc.[a]	986,407	5,790,209
Goodrich Petroleum Corp.[a,b]	483,944	7,172,050
Green Plains Inc.	517,748	19,358,598
Halcon Resources Corp.[a,b]	3,603,951	14,271,646
Hallador Energy Co.	143,150	1,694,896
Harvest Natural Resources Inc.[a,b]	580,222	2,129,415
Isramco Inc.[a,b]	12,549	1,532,986
Jones Energy Inc. Class Aa,b	154,848	2,908,045
Knightsbridge Tankers Ltd.[b]	470,936	4,167,784
Kodiak Oil & Gas Corp.[a]	3,690,589	50,081,293

40

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

September 30, 2014

Security	Shares	Value

Magnum Hunter Resources Corp.[a,b]	2,750,593	$15,320,803
Matador Resources Co.[a,b]	1,015,666	26,254,966
Midstates Petroleum Co. Inc.[a,b]	511,460	2,582,873
Miller Energy Resources Inc.[a,b]	419,045	1,843,798
Navios Maritime Acquisition Corp.	1,131,218	3,065,601
Nordic American Tankers Ltd.[b]	1,232,760	9,800,442
Northern Oil and Gas Inc.[a,b]	849,268	12,076,591
Pacific Ethanol Inc.[a,b]	330,621	4,615,469
Panhandle Oil and Gas Inc.	96,832	5,780,870
Parsley Energy Inc. Class Aa,b	737,277	15,726,118
PDC Energy Inc.[a,b]	495,800	24,933,782
Penn Virginia Corp.[a,b]	909,649	11,561,639
PetroCorp Inc. Escrow[a]	26,106	0
PetroQuest Energy Inc.[a]	815,514	4,583,189
Quicksilver Resources Inc.[a,b]	1,742,350	1,050,289
Renewable Energy Group Inc.[a,b]	484,112	4,913,737
Rentech Inc.[a]	3,106,342	5,311,845
Resolute Energy Corp.[a,b]	1,086,787	6,814,154
REX American Resources Corp.[a,b]	87,695	6,391,212
Rex Energy Corp.[a,b]	669,532	8,482,970
Ring Energy Inc.[a,b]	278,285	4,101,921
Rosetta Resources Inc.[a,b]	850,842	37,913,519
RSP Permian Inc.[a,b]	324,059	8,282,948
Sanchez Energy Corp.[a,b]	705,900	18,536,934
Scorpio Tankers Inc.[b]	2,386,031	19,827,918
SemGroup Corp. Class A	590,085	49,136,378
Ship Finance International Ltd.[b]	819,506	13,866,042
Solazyme Inc.[a,b]	1,057,857	7,891,613
Stone Energy Corp.[a]	778,136	24,402,345
Swift Energy Co.[a,b]	605,615	5,813,904
Synergy Resources Corp.[a,b]	925,822	11,285,770
Teekay Tankers Ltd. Class Ab	864,811	3,225,745
TransAtlantic Petroleum Ltd.[a]	312,108	2,805,851
Triangle Petroleum Corp.[a,b]	1,048,937	11,548,796
VAALCO Energy Inc.[a,b]	690,982	5,873,347
Vertex Energy Inc.[a,b]	181,037	1,260,018
W&T Offshore Inc.	482,832	5,311,152
Warren Resources Inc.[a,b]	1,020,283	5,407,500
Western Refining Inc.	736,814	30,938,820
Westmoreland Coal Co.[a,b]	209,334	7,831,185

		865,075,168
PAPER & FOREST PRODUCTS — 0.73%
Boise Cascade Co.[a]	546,199	16,462,438
Clearwater Paper Corp.[a,b]	282,886	17,004,277
Deltic Timber Corp.	153,650	9,575,468
KapStone Paper and Packaging Corp.[a]	1,171,518	32,767,358
Louisiana-Pacific Corp.[a]	1,955,067	26,569,361
Neenah Paper Inc.	229,463	12,271,681
P.H. Glatfelter Co.	598,918	13,146,250
Resolute Forest Products Inc.[a,b]	906,778	14,182,008
Schweitzer-Mauduit International Inc.	422,098	17,436,868
Wausau Paper Corp.	584,478	4,634,911

		164,050,620
PERSONAL PRODUCTS — 0.18%
Elizabeth Arden Inc.[a,b]	357,513	5,984,768
Female Health Co. (The)	299,527	1,045,349
IGI Laboratories Inc.[a,b]	441,333	4,113,224
Inter Parfums Inc.	230,012	6,325,330
Medifast Inc.[a,b]	181,782	5,967,903

Security	Shares	Value

Nature’s Sunshine Products Inc.	151,236	$2,242,830
Nutraceutical International Corp.[a]	120,976	2,529,608
Revlon Inc. Class Aa,b	157,698	4,997,450
Synutra International Inc.[a]	246,742	1,117,741
USANA Health Sciences Inc.[a,b]	83,673	6,163,353

		40,487,556
PHARMACEUTICALS — 1.85%
AcelRx Pharmaceuticals Inc.[a,b]	349,326	1,917,800
Achaogen Inc.[a,b]	95,193	852,929
Aerie Pharmaceuticals Inc.[a,b]	144,963	2,999,284
Akorn Inc.[a,b]	863,504	31,319,290
Alimera Sciences Inc.[a,b]	361,597	1,959,856
Amphastar Pharmaceuticals Inc.[a]	136,935	1,595,293
Ampio Pharmaceuticals Inc.[a,b]	573,244	2,023,551
ANI Pharmaceuticals Inc.[a,b]	94,823	2,681,594
Aratana Therapeutics Inc.[a,b]	401,456	4,030,618
Auxilium Pharmaceuticals Inc.[a,b]	696,400	20,787,540
AVANIR Pharmaceuticals Inc. Class Aa,b	2,370,043	28,250,913
Bio-Path Holdings Inc.[a,b]	1,011,690	2,033,497
BioDelivery Sciences International Inc.[a,b]	578,309	9,883,301
Catalent Inc.[a]	724,475	18,133,609
Cempra Inc.[a,b]	314,559	3,447,567
Corcept Therapeutics Inc.[a,b]	751,740	2,014,663
Depomed Inc.[a]	802,028	12,182,805
Egalet Corp.[a,b]	54,609	311,271
Endocyte Inc.[a,b]	509,938	3,100,423
Horizon Pharma PLC[a,b]	903,957	11,100,592
Impax Laboratories Inc.[a,b]	970,731	23,016,032
Intersect ENT Inc.[a]	86,922	1,347,291
Intra-Cellular Therapies Inc.[a,b]	235,410	3,227,471
Lannett Co. Inc.[a,b]	356,407	16,280,672
Medicines Co. (The)[a,b]	901,022	20,110,811
Nektar Therapeutics[a,b]	1,759,358	21,235,451
Omeros Corp.[a,b]	468,995	5,965,616
Pacira Pharmaceuticals Inc.[a,b]	493,809	47,859,968
Pain Therapeutics Inc.[a]	524,470	2,050,678
Pernix Therapeutics Holdings Inc.[a,b]	457,707	3,515,190
Phibro Animal Health Corp.	201,877	4,524,064
POZEN Inc.[a,b]	382,735	2,809,275
Prestige Brands Holdings Inc.[a,b]	717,956	23,240,236
Relypsa Inc.[a,b]	236,761	4,993,289
Repros Therapeutics Inc.[a,b]	320,220	3,170,178
Revance Therapeutics Inc.[a,b]	118,724	2,294,935
Sagent Pharmaceuticals Inc.[a,b]	302,020	9,392,822
SciClone Pharmaceuticals Inc.[a,b]	715,372	4,928,913
Sucampo Pharmaceuticals Inc. Class Aa,b	244,391	1,588,542
Supernus Pharmaceuticals Inc.[a]	403,130	3,503,200
TherapeuticsMD Inc.[a,b]	1,495,205	6,937,751
Theravance Biopharma Inc.[a,b]	327,538	7,549,751
Theravance Inc.[b]	1,141,274	19,504,373
VIVUS Inc.[a,b]	1,245,100	4,806,086
XenoPort Inc.[a,b]	797,858	4,292,476
Zogenix Inc.[a,b]	1,693,732	1,947,792
ZS Pharma Inc.[a]	101,330	3,975,176

		414,694,435
PROFESSIONAL SERVICES — 1.32%
Acacia Research Corp.	691,456	10,703,739
Advisory Board Co. (The)[a,b]	507,285	23,634,408
Barrett Business Services Inc.	99,910	3,945,446

41

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

September 30, 2014

Security	Shares	Value

CBIZ Inc.[a,b]	583,629	$4,593,160
CDI Corp.	198,356	2,880,129
Corporate Executive Board Co. (The)	468,187	28,123,993
Corporate Resource Services Inc.[a,b]	242,059	363,089
CRA International Inc.[a,b]	139,567	3,549,189
Exponent Inc.	181,147	12,839,699
Franklin Covey Co.[a]	150,656	2,951,351
FTI Consulting Inc.[a,b]	566,124	19,791,695
GP Strategies Corp.[a,b]	205,184	5,892,884
Heidrick & Struggles International Inc.	251,395	5,163,653
Hill International Inc.[a]	416,326	1,665,304
Huron Consulting Group Inc.[a,b]	326,384	19,899,633
ICF International Inc.[a,b]	275,476	8,481,906
Insperity Inc.	313,287	8,565,267
Kelly Services Inc. Class A	377,157	5,910,050
Kforce Inc.	377,761	7,392,783
Korn/Ferry International[a]	689,234	17,161,927
Mistras Group Inc.[a]	227,156	4,633,982
Navigant Consulting Inc.[a,b]	685,368	9,533,469
On Assignment Inc.[a,b]	752,778	20,212,089
Paylocity Holding Corp.[a,b]	115,547	2,270,499
Pendrell Corp.[a,b]	2,256,922	3,024,275
Resources Connection Inc.	535,913	7,470,627
RPX Corp.[a]	736,365	10,110,291
TriNet Group Inc.[a,b]	220,203	5,670,227
TrueBlue Inc.[a]	574,368	14,508,536
VSE Corp.	57,535	2,820,366
WageWorks Inc.[a,b]	486,235	22,138,280

		295,901,946
REAL ESTATE INVESTMENT TRUSTS (REITS) — 8.65%
Acadia Realty Trust	794,152	21,902,712
AG Mortgage Investment Trust Inc.	392,054	6,978,561
Agree Realty Corp.[b]	207,127	5,671,137
Alexander’s Inc.[b]	29,110	10,884,520
Altisource Residential Corp.[b]	791,608	18,998,592
American Assets Trust Inc.[b]	490,516	16,172,313
American Capital Mortgage Investment Corp.[b]	706,622	13,298,626
American Realty Capital Healthcare Trust Inc.	2,345,545	24,581,312
American Residential Properties Inc.[a,b]	448,679	8,228,773
AmREIT Inc.	272,668	6,263,184
Anworth Mortgage Asset Corp.[b]	1,767,787	8,467,700
Apollo Commercial Real Estate Finance Inc.[b]	637,586	10,016,476
Apollo Residential Mortgage Inc.	443,120	6,837,342
Ares Commercial Real Estate Corp.	393,435	4,599,255
Armada Hoffler Properties Inc.[b]	352,013	3,196,278
ARMOUR Residential REIT Inc.[b]	4,949,063	19,053,893
Ashford Hospitality Prime Inc.[b]	337,447	5,139,318
Ashford Hospitality Trust Inc.[b]	973,210	9,946,206
Associated Estates Realty Corp.[b]	800,875	14,023,321
Aviv REIT Inc.[b]	274,589	7,235,420
Campus Crest Communities Inc.	892,581	5,712,518
Capstead Mortgage Corp.[b]	1,327,389	16,247,241
CareTrust REIT Inc.[a]	276,912	3,959,842
CatchMark Timber Trust Inc. Class A	262,851	2,880,847
Cedar Realty Trust Inc.	1,095,742	6,464,878
Chambers Street Properties[b]	3,283,707	24,726,314
Chatham Lodging Trust	477,928	11,030,578
Chesapeake Lodging Trust[b]	764,327	22,280,132
Colony Financial Inc.[b]	1,487,045	33,280,067
CoreSite Realty Corp.[b]	290,173	9,537,987
Cousins Properties Inc.[b]	3,047,673	36,419,692

Security	Shares	Value

CubeSmart[b]	1,998,899	$35,940,204
CyrusOne Inc.	457,394	10,995,752
CYS Investments Inc.[b]	2,245,693	18,504,510
DCT Industrial Trust Inc.[b]	4,557,713	34,228,425
DiamondRock Hospitality Co.[b]	2,710,345	34,367,175
DuPont Fabros Technology Inc.[b]	883,417	23,887,596
Dynex Capital Inc.	756,518	6,112,665
EastGroup Properties Inc.[b]	433,747	26,280,731
Education Realty Trust Inc.[b]	1,651,211	16,974,449
Empire State Realty Trust Inc. Class Ab	1,268,429	19,051,804
EPR Properties[b]	794,582	40,269,416
Equity One Inc.	851,498	18,417,902
Excel Trust Inc.[b]	850,777	10,013,645
FelCor Lodging Trust Inc.[b]	1,721,261	16,111,003
First Industrial Realty Trust Inc.[b]	1,525,921	25,803,324
First Potomac Realty Trust[b]	811,599	9,536,288
Franklin Street Properties Corp.[b]	1,250,470	14,030,273
GEO Group Inc. (The)	1,005,322	38,423,407
Getty Realty Corp.[b]	353,689	6,012,713
Gladstone Commercial Corp.[b]	244,260	4,149,977
Glimcher Realty Trust	2,010,117	27,216,984
Government Properties Income Trust[b]	947,068	20,750,260
Gramercy Property Trust Inc.[b]	1,637,222	9,430,399
Hannon Armstrong Sustainable Infrastructure Capital Inc.	299,556	4,139,864
Hatteras Financial Corp.[b]	1,337,256	24,017,118
Healthcare Realty Trust Inc.[b]	1,330,435	31,504,701
Hersha Hospitality Trust[b]	2,780,401	17,711,154
Highwoods Properties Inc.[b]	1,248,103	48,551,207
Hudson Pacific Properties Inc.[b]	760,973	18,765,594
Inland Real Estate Corp.	1,208,812	11,979,327
Invesco Mortgage Capital Inc.	1,705,068	26,803,669
Investors Real Estate Trust[b]	1,552,818	11,956,699
iStar Financial Inc.[a,b]	1,176,194	15,878,619
Kite Realty Group Trust[b]	457,001	11,077,704
LaSalle Hotel Properties[b]	1,440,923	49,337,204
Lexington Realty Trust[b]	2,848,606	27,887,853
LTC Properties Inc.	482,385	17,795,183
Mack-Cali Realty Corp.[b]	1,228,221	23,471,303
Medical Properties Trust Inc.[b]	2,388,824	29,286,982
Monmouth Real Estate Investment Corp. Class Ab	779,275	7,886,263
National Health Investors Inc.[b]	458,005	26,170,406
New Residential Investment Corp.	3,906,684	22,775,968
New York Mortgage Trust Inc.[b]	1,251,935	9,051,490
New York REIT Inc.[b]	2,247,247	23,101,699
One Liberty Properties Inc.	170,008	3,439,262
Owens Realty Mortgage Inc.[b]	148,524	2,116,467
Parkway Properties Inc.[b]	1,096,678	20,595,613
Pebblebrook Hotel Trust[b]	941,472	35,154,564
Pennsylvania Real Estate Investment Trust[b]	952,582	18,994,485
PennyMac Mortgage Investment Trust[b,c]	880,631	18,871,922
Physicians Realty Trust[b]	668,472	9,171,436
Potlatch Corp.[b]	562,434	22,615,471
PS Business Parks Inc.	269,673	20,532,902
QTS Realty Trust Inc. Class Ab	166,101	5,041,165
RAIT Financial Trust[b]	1,140,129	8,471,158
Ramco-Gershenson Properties Trust[b]	1,068,365	17,360,931
Redwood Trust Inc.[b]	1,149,907	19,065,458
Resource Capital Corp.[b]	1,782,957	8,683,001
Retail Opportunity Investments Corp.[b]	1,250,786	18,386,554
Rexford Industrial Realty Inc.[b]	637,281	8,819,969
RLJ Lodging Trust[b]	1,812,658	51,606,373
Rouse Properties Inc.[b]	517,539	8,368,606
Ryman Hospitality Properties Inc.[b]	601,669	28,458,944

42

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

September 30, 2014

Security	Shares	Value

Sabra Healthcare REIT Inc.[b]	655,056	$15,930,962
Saul Centers Inc.[b]	136,242	6,367,951
Select Income REIT	510,195	12,270,190
Silver Bay Realty Trust Corp.	493,609	8,001,402
Sovran Self Storage Inc.	456,868	33,972,704
STAG Industrial Inc.[b]	678,259	14,046,744
Starwood Waypoint Residential Trust	542,293	14,105,041
Strategic Hotels & Resorts Inc.[a,b]	3,424,509	39,895,530
Summit Hotel Properties Inc.[b]	1,188,484	12,811,858
Sun Communities Inc.[b]	671,482	33,909,841
Sunstone Hotel Investors Inc.[b]	2,845,238	39,321,189
Terreno Realty Corp.[b]	461,146	8,683,379
Trade Street Residential Inc.[b]	256,060	1,828,268
UMH Properties Inc.	263,395	2,502,252
Universal Health Realty Income Trust[b]	166,052	6,921,047
Urstadt Biddle Properties Inc. Class Ab	341,590	6,934,277
Washington Real Estate Investment Trust[b]	923,053	23,427,085
Western Asset Mortgage Capital Corp.[b]	582,178	8,604,591
Whitestone REIT Class Bb	310,430	4,327,394

		1,939,309,930
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.55%
Alexander & Baldwin Inc.	675,017	24,280,362
Altisource Asset Management Corp.[a]	19,539	13,189,020
Altisource Portfolio Solutions SAa,b	202,069	20,368,555
AV Homes Inc.[a,b]	155,751	2,281,752
Consolidated-Tomoka Land Co.	59,555	2,922,364
Forestar Group Inc.[a,b]	482,015	8,541,306
Kennedy-Wilson Holdings Inc.	995,093	23,842,428
RE/MAX Holdings Inc. Class A	147,687	4,390,735
St. Joe Co. (The)[a,b]	862,737	17,194,348
Tejon Ranch Co.[a,b]	187,406	5,254,864

		122,265,734
ROAD & RAIL — 0.69%
ArcBest Corp.	361,864	13,497,527
Celadon Group Inc.	288,177	5,605,043
Heartland Express Inc.	753,370	18,050,745
Knight Transportation Inc.	827,664	22,669,717
Marten Transport Ltd.	328,705	5,854,236
P.A.M. Transportation Services Inc.[a,b]	44,357	1,607,941
Patriot Transportation Holding Inc.[a,b]	93,530	3,172,538
Quality Distribution Inc.[a,b]	384,689	4,916,325
Roadrunner Transportation Systems Inc.[a]	387,931	8,840,948
Saia Inc.[a,b]	342,697	16,984,063
Swift Transportation Co.[a,b]	1,177,682	24,707,768
Universal Truckload Services Inc.	90,655	2,198,384
USA Truck Inc.[a,b]	86,368	1,514,031
Werner Enterprises Inc.	620,948	15,647,890
YRC Worldwide Inc.[a,b]	436,277	8,865,149

		154,132,305
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.84%
Advanced Energy Industries Inc.[a,b]	570,251	10,715,016
Alpha & Omega Semiconductor Ltd.[a,b]	297,826	2,799,564
Ambarella Inc.[a,b]	400,260	17,479,354
Amkor Technology Inc.[a,b]	1,185,408	9,969,281
Applied Micro Circuits Corp.[a,b]	1,083,976	7,587,832
Axcelis Technologies Inc.[a,b]	1,552,855	3,090,181
Brooks Automation Inc.	923,252	9,703,379

Security	Shares	Value

Cabot Microelectronics Corp.[a,b]	335,424	$13,903,325
Cascade Microtech Inc.[a,b]	176,163	1,784,531
Cavium Inc.[a,b]	731,714	36,388,137
CEVA Inc.[a,b]	289,244	3,887,439
Cirrus Logic Inc.[a,b]	860,110	17,933,293
Cohu Inc.	355,173	4,251,421
Cypress Semiconductor Corp.	2,185,594	21,582,741
Diodes Inc.[a,b]	506,921	12,125,550
DSP Group Inc.[a]	314,484	2,789,473
Entegris Inc.[a]	1,928,417	22,176,795
Entropic Communications Inc.[a,b]	1,233,507	3,281,129
Exar Corp.[a,b]	547,161	4,897,091
Fairchild Semiconductor International Inc.[a,b]	1,730,609	26,876,358
FormFactor Inc.[a,b]	770,617	5,525,324
GT Advanced Technologies Inc.[a,b]	1,889,885	20,467,455
Inphi Corp.[a,b]	438,596	6,307,010
Integrated Device Technology Inc.[a]	1,850,299	29,512,269
Integrated Silicon Solution Inc.	417,062	5,730,432
International Rectifier Corp.[a,b]	987,167	38,736,433
Intersil Corp. Class A	1,784,006	25,350,725
IXYS Corp.	338,002	3,549,021
Kopin Corp.[a,b]	931,480	3,167,032
Lattice Semiconductor Corp.[a,b]	1,626,714	12,200,355
M/A-COM Technology Solutions Holdings Inc.[a,b]	165,747	3,619,914
MaxLinear Inc. Class Aa,b	383,942	2,641,521
Micrel Inc.	616,861	7,420,838
Microsemi Corp.[a,b]	1,315,376	33,423,704
MKS Instruments Inc.	741,714	24,758,413
Monolithic Power Systems Inc.	534,975	23,565,649
Nanometrics Inc.[a,b]	335,169	5,061,052
NVE Corp.[a,b]	66,590	4,297,719
OmniVision Technologies Inc.[a,b]	776,396	20,543,438
PDF Solutions Inc.[a,b]	425,480	5,365,303
Peregrine Semiconductor Corp.[a,b]	386,020	4,775,067
Pericom Semiconductor Corp.[a]	309,212	3,011,725
Photronics Inc.[a,b]	851,415	6,853,891
PMC-Sierra Inc.[a,b]	2,402,471	17,922,434
Power Integrations Inc.	421,598	22,728,348
QuickLogic Corp.[a,b]	760,233	2,273,097
Rambus Inc.[a,b]	1,576,217	19,671,188
RF Micro Devices Inc.[a,b]	3,962,863	45,731,439
Rubicon Technology Inc.[a,b]	360,619	1,532,631
Rudolph Technologies Inc.[a,b]	466,940	4,225,807
Semtech Corp.[a,b]	931,231	25,282,922
Silicon Image Inc.[a]	1,079,782	5,442,101
Silicon Laboratories Inc.[a]	601,954	24,463,411
Spansion Inc. Class Aa,b	836,778	19,070,171
Synaptics Inc.[a,b]	499,040	36,529,728
Tessera Technologies Inc.	740,838	19,691,474
TriQuint Semiconductor Inc.[a]	2,372,769	45,248,705
Ultra Clean Holdings Inc.[a,b]	405,072	3,625,394
Ultratech Inc.[a,b]	387,350	8,812,213
Veeco Instruments Inc.[a,b]	554,938	19,395,083
Vitesse Semiconductor Corp.[a,b]	762,046	2,743,366
Xcerra Corp.[a,b]	739,891	7,243,533

		860,739,225
SOFTWARE — 4.25%
A10 Networks Inc.[a,b]	175,260	1,596,619
ACI Worldwide Inc.[a,b]	1,576,033	29,566,379
Actuate Corp.[a,b]	641,272	2,500,961
Advent Software Inc.	712,334	22,481,261

43

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

September 30, 2014

Security	Shares	Value

American Software Inc. Class A	338,518	$2,985,729
Aspen Technology Inc.[a,b]	1,274,996	48,092,849
AVG Technologies[a,b]	485,770	8,054,067
Barracuda Networks Inc.[a,b]	109,246	2,802,160
Blackbaud Inc.	639,527	25,127,016
Bottomline Technologies Inc.[a,b]	544,784	15,030,591
BroadSoft Inc.[a,b]	397,365	8,360,560
Callidus Software Inc.[a,b]	641,933	7,716,035
Cinedigm Corp.[a,b]	1,055,078	1,635,371
CommVault Systems Inc.[a,b]	653,729	32,947,942
Compuware Corp.	3,042,820	32,284,320
Comverse Inc.[a,b]	309,626	6,913,949
Covisint Corp.[a,b]	108,680	451,022
Cyan Inc.[a,b]	379,011	1,182,514
Digimarc Corp.	91,266	1,890,119
Ebix Inc.[b]	424,209	6,015,284
Ellie Mae Inc.[a,b]	388,480	12,664,448
EPIQ Systems Inc.	430,144	7,553,329
ePlus Inc.[a]	73,426	4,115,527
Fair Isaac Corp.	445,507	24,547,436
FleetMatics Group PLC[a]	517,644	15,788,142
Gigamon Inc.[a,b]	332,965	3,486,144
Globant SAa	99,714	1,402,976
Glu Mobile Inc.[a,b]	1,256,463	6,495,914
Guidance Software Inc.[a,b]	246,264	1,657,357
Guidewire Software Inc.[a,b]	940,992	41,723,585
Imperva Inc.[a,b]	308,463	8,862,142
Infoblox Inc.[a,b]	744,769	10,985,343
Interactive Intelligence Group Inc.[a,b]	232,360	9,712,648
Jive Software Inc.[a,b]	588,436	3,430,582
Kofax Ltd.[a,b]	1,029,323	7,966,960
Manhattan Associates Inc.[a,b]	1,049,624	35,078,434
Mavenir Systems Inc.[a,b]	160,837	2,020,113
Mentor Graphics Corp.	1,341,599	27,496,071
MicroStrategy Inc. Class Aa	125,727	16,450,121
MobileIron Inc.[a]	182,768	2,036,035
Model N Inc.[a,b]	265,648	2,619,289
Monotype Imaging Holdings Inc.	547,636	15,509,051
NetScout Systems Inc.[a,b]	504,913	23,125,015
Park City Group Inc.[a,b]	131,569	1,297,270
Paycom Software Inc.[a,b]	89,811	1,487,270
Pegasystems Inc.	492,670	9,414,924
Progress Software Corp.[a]	711,906	17,021,672
Proofpoint Inc.[a,b]	511,991	19,015,346
PROS Holdings Inc.[a,b]	325,035	8,190,882
QAD Inc. Class A	84,295	1,569,573
QLIK Technologies Inc.[a,b]	1,241,546	33,571,404
Qualys Inc.[a,b]	280,911	7,472,233
Rally Software Development Corp.[a,b]	342,447	4,112,788
RealPage Inc.[a,b]	719,775	11,156,512
Rosetta Stone Inc.[a,b]	292,777	2,356,855
Rubicon Project Inc. (The)[a,b]	108,994	1,278,500
Sapiens International Corp.[a]	338,150	2,502,310
SeaChange International Inc.[a,b]	454,100	3,160,536
Silver Spring Networks Inc.[a,b]	492,080	4,748,572
SS&C Technologies Holdings Inc.[a,b]	943,529	41,411,488
Synchronoss Technologies Inc.[a,b]	488,862	22,380,102
Take-Two Interactive Software Inc.[a]	1,156,299	26,675,818
Tangoe Inc.[a,b]	540,049	7,317,664
TeleCommunication Systems Inc.[a]	674,050	1,880,599
TeleNav Inc.[a,b]	375,338	2,514,765
TiVo Inc.[a,b]	1,591,705	20,365,865
TubeMogul Inc.[a]	52,355	602,082

Security	Shares	Value

Tyler Technologies Inc.[a,b]	457,218	$40,418,071
Ultimate Software Group Inc. (The)[a,b]	392,654	55,564,467
Varonis Systems Inc.[a,b]	73,542	1,551,736
Vasco Data Security International Inc.[a]	406,662	7,637,112
Verint Systems Inc.[a,b]	828,381	46,066,267
VirnetX Holding Corp.[a,b]	594,251	3,565,506
Vringo Inc.[a,b]	982,404	928,568
Zendesk Inc.[a,b]	156,439	3,377,518

		952,975,685
SPECIALTY RETAIL — 3.20%
Aeropostale Inc.[a,b]	1,092,296	3,593,654
America’s Car-Mart Inc.[a,b]	108,084	4,279,046
American Eagle Outfitters Inc.	2,692,511	39,095,260
ANN INC.[a]	648,786	26,684,568
Asbury Automotive Group Inc.[a,b]	424,782	27,364,456
Barnes & Noble Inc.[a,b]	571,350	11,278,449
bebe stores inc.	441,098	1,023,347
Big 5 Sporting Goods Corp.	262,021	2,455,137
Brown Shoe Co. Inc.	605,057	16,415,196
Buckle Inc. (The)[b]	390,782	17,737,595
Build-A-Bear Workshop Inc.[a,b]	170,003	2,223,639
Cato Corp. (The) Class A	379,340	13,072,056
Children’s Place Inc. (The)[b]	304,761	14,524,909
Christopher & Banks Corp.[a,b]	510,606	5,049,893
Citi Trends Inc.[a,b]	218,657	4,832,320
Conn’s Inc.[a,b]	385,612	11,672,475
Container Store Group Inc. (The)[a,b]	237,186	5,163,539
Destination Maternity Corp.	189,891	2,931,917
Destination XL Group Inc.[a,b]	487,718	2,302,029
Express Inc.[a,b]	1,167,532	18,225,175
Finish Line Inc. (The) Class A	668,868	16,741,766
Five Below Inc.[a,b]	751,850	29,780,779
Francesca’s Holdings Corp.[a,b]	583,359	8,126,191
Genesco Inc.[a,b]	332,154	24,828,512
Group 1 Automotive Inc.	335,537	24,396,895
Guess? Inc.	850,376	18,682,761
Haverty Furniture Companies Inc.	280,791	6,118,436
hhgregg Inc.[a,b]	173,040	1,091,882
Hibbett Sports Inc.[a,b]	359,070	15,307,154
Kirkland’s Inc.[a,b]	200,738	3,233,889
Lithia Motors Inc. Class A	316,145	23,929,015
Lumber Liquidators Holdings Inc.[a,b]	380,140	21,812,433
MarineMax Inc.[a,b]	343,491	5,787,823
Mattress Firm Holding Corp.[a,b]	208,544	12,525,153
Men’s Wearhouse Inc. (The)	664,325	31,369,427
Monro Muffler Brake Inc.[b]	436,677	21,191,935
New York & Co. Inc.[a,b]	411,772	1,247,669
Office Depot Inc.[a,b]	7,406,279	38,068,274
Outerwall Inc.[a,b]	282,651	15,856,721
Pacific Sunwear of California Inc.[a,b]	683,764	1,230,775
Pep Boys - Manny, Moe & Jack (The)[a]	734,245	6,542,123
Pier 1 Imports Inc.	1,307,742	15,549,052
Rent-A-Center Inc.	731,433	22,198,992
Restoration Hardware Holdings Inc.[a,b]	431,824	34,351,599
Sears Hometown and Outlet Stores Inc.[a,b]	159,993	2,479,892
Select Comfort Corp.[a,b]	754,326	15,780,500
Shoe Carnival Inc.	211,733	3,770,965
Sonic Automotive Inc. Class A	551,475	13,516,652
Sportsman’s Warehouse Holdings Inc.[a,b]	134,109	903,224
Stage Stores Inc.	438,010	7,494,351
Stein Mart Inc.	384,730	4,443,632

44

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

September 30, 2014

Security	Shares	Value

Systemax Inc.[a]	161,083	$2,008,705
Tile Shop Holdings Inc. (The)[a,b]	394,785	3,651,761
Tilly’s Inc. Class Aa,b	150,904	1,134,798
Vitamin Shoppe Inc.[a,b]	426,481	18,931,492
West Marine Inc.[a]	243,757	2,193,813
Winmark Corp.	32,965	2,422,928
Zumiez Inc.[a,b]	286,312	8,045,367

		716,671,996
TEXTILES, APPAREL & LUXURY GOODS — 1.01%
Columbia Sportswear Co.	380,662	13,620,086
Crocs Inc.[a,b]	1,213,440	15,265,075
Culp Inc.	120,659	2,189,961
G-III Apparel Group Ltd.[a,b]	265,986	22,039,600
Iconix Brand Group Inc.[a,b]	634,488	23,437,987
Movado Group Inc.	255,026	8,431,160
Oxford Industries Inc.	201,472	12,287,777
Perry Ellis International Inc.[a]	166,968	3,397,799
Quiksilver Inc.[a,b]	1,878,854	3,231,629
Sequential Brands Group Inc.[a]	232,063	2,900,787
SKECHERS U.S.A. Inc. Class Aa,b	541,523	28,868,591
Steven Madden Ltd.[a,b]	807,412	26,022,889
Tumi Holdings Inc.[a,b]	702,035	14,286,412
Unifi Inc.[a,b]	202,916	5,255,524
Vera Bradley Inc.[a,b]	301,528	6,235,599
Vince Holding Corp.[a,b]	154,795	4,684,097
Wolverine World Wide Inc.	1,404,694	35,201,632

		227,356,605
THRIFTS & MORTGAGE FINANCE — 1.81%
Astoria Financial Corp.	1,203,865	14,915,887
Banc of California Inc.	386,217	4,491,704
Bank Mutual Corp.	646,506	4,144,104
BankFinancial Corp.	259,527	2,693,890
BBX Capital Corp.[a]	119,404	2,081,212
Beneficial Mutual Bancorp Inc.[a,b]	406,480	5,194,814
Berkshire Hills Bancorp Inc.	347,004	8,151,124
BofI Holding Inc.[a,b]	196,919	14,317,981
Brookline Bancorp Inc.	975,290	8,338,730
Capitol Federal Financial Inc.	1,982,894	23,437,807
Charter Financial Corp.	269,376	2,882,323
Clifton Bancorp Inc.	364,518	4,589,282
Dime Community Bancshares Inc.	451,866	6,506,870
ESB Financial Corp.[b]	180,842	2,112,235
Essent Group Ltd.[a,b]	575,369	12,318,650
EverBank Financial Corp.	1,262,499	22,295,732
Federal Agricultural Mortgage Corp. Class C NVS	146,228	4,699,768
First Defiance Financial Corp.	134,201	3,624,769
First Financial Northwest Inc.	204,458	2,087,516
Flagstar Bancorp Inc.[a,b]	284,936	4,795,473
Fox Chase Bancorp Inc.	171,482	2,796,871
Franklin Financial Corp.[a]	134,933	2,511,103
Home Loan Servicing Solutions Ltd.	984,223	20,855,685
HomeStreet Inc.	204,432	3,493,743
Kearny Financial Corp.[a,b]	194,881	2,597,764
Ladder Capital Corp. Class Aa,b	211,523	3,997,785
Meridian Bancorp Inc.[a]	286,540	3,025,862
Meta Financial Group Inc.	85,835	3,026,542
MGIC Investment Corp.[a]	4,688,701	36,618,755
NMI Holdings Inc. Class Aa,b	706,756	6,113,439
Northfield Bancorp Inc	740,712	10,088,497

Security	Shares	Value

Northwest Bancshares Inc.	1,311,751	$15,872,187
OceanFirst Financial Corp.	186,379	2,965,290
Oritani Financial Corp.	631,996	8,904,824
PennyMac Financial Services Inc. Class Aa,b,c	224,219	3,284,808
Provident Financial Services Inc.	832,956	13,635,490
Radian Group Inc.[b]	2,645,379	37,723,105
Stonegate Mortgage Corp.[a,b]	197,095	2,560,264
Territorial Bancorp Inc.	121,732	2,469,942
Tree.com Inc.[a]	90,195	3,237,099
TrustCo Bank Corp. NYb	1,307,542	8,420,571
United Community Financial Corp.	714,891	3,345,690
United Financial Bancorp Inc.	728,238	9,241,340
Walker & Dunlop Inc.[a,b]	254,890	3,387,488
Washington Federal Inc.	1,403,848	28,582,345
Waterstone Financial Inc.	474,019	5,474,919
WSFS Financial Corp.	124,364	8,905,706

		406,816,985
TOBACCO — 0.18%
22nd Century Group Inc.[a,b]	566,747	1,428,202
Alliance One International Inc.[a]	1,224,642	2,412,545
Universal Corp.	321,922	14,290,118
Vector Group Ltd.[b]	960,956	21,314,004

		39,444,869
TRADING COMPANIES & DISTRIBUTORS — 0.90%
Aceto Corp.	400,675	7,741,041
Aircastle Ltd.[b]	895,962	14,657,938
Applied Industrial Technologies Inc.	578,698	26,417,564
Beacon Roofing Supply Inc.[a,b]	683,386	17,412,675
CAI International Inc.[a,b]	228,152	4,414,741
DXP Enterprises Inc.[a,b]	179,555	13,229,612
General Finance Corp.[a,b]	152,693	1,354,387
H&E Equipment Services Inc.	433,564	17,463,958
Houston Wire & Cable Co.	247,331	2,963,025
Kaman Corp.	380,666	14,960,174
Rush Enterprises Inc. Class Aa,b	476,119	15,926,181
Stock Building Supply Holdings Inc.[a,b]	200,707	3,153,107
TAL International Group Inc.	471,003	19,428,874
Textainer Group Holdings Ltd.[b]	301,102	9,370,294
Titan Machinery Inc.[a,b]	239,659	3,113,171
Watsco Inc.	357,802	30,835,376

		202,442,118
TRANSPORTATION INFRASTRUCTURE — 0.06%
Wesco Aircraft Holdings Inc.[a,b]	727,053	12,650,722

		12,650,722
WATER UTILITIES — 0.23%
American States Water Co.	537,517	16,351,267
Artesian Resources Corp. Class A	107,265	2,160,317
California Water Service Group	664,371	14,908,485
Connecticut Water Service Inc.	150,587	4,894,078
Middlesex Water Co.	221,804	4,347,358
SJW Corp.	216,888	5,827,781
York Water Co. (The)	179,813	3,596,260

		52,085,546

45

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

September 30, 2014

Security	Shares	Value

WIRELESS TELECOMMUNICATION SERVICES — 0.09%
Boingo Wireless Inc.[a,b]	319,838	$2,280,445
Leap Wireless International Inc.	952,518	2,400,345
NTELOS Holdings Corp.	240,109	2,554,760
RingCentral Inc. Class Aa,b	393,651	5,003,304
Shenandoah Telecommunications Co.	332,906	8,259,398

		20,498,252

TOTAL COMMON STOCKS
(Cost: $27,453,726,317)		22,392,904,659

WARRANTS — 0.00%

OIL, GAS & CONSUMABLE FUELS — 0.00%
Magnum Hunter Resources Corp. (Expires 04/15/16)[a,b]	287,302	3

		3

TOTAL WARRANTS
(Cost: $0)		3

SHORT-TERM INVESTMENTS — 18.79%

MONEY MARKET FUNDS — 18.79%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	3,831,239,179	3,831,239,179
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	237,539,707	237,539,707
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	141,139,514	141,139,514

		4,209,918,400

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,209,918,400)		4,209,918,400

TOTAL INVESTMENTS IN SECURITIES — 118.70%
(Cost: $31,663,644,717)		26,602,823,062
Other Assets, Less Liabilities — (18.70)%		(4,190,451,108)

NET ASSETS — 100.00%		$22,412,371,954

NVS   —   Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1. See Note 1.

See notes to financial statements.

46

Schedule of Investments  (Unaudited)

iSHARES® RUSSELL 2000 GROWTH ETF

September 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.87%

AEROSPACE & DEFENSE — 1.04%
AeroVironment Inc.[a,b]	74,195	$2,231,044
American Science and Engineering Inc.	6,516	360,856
Astronics Corp.[a]	111,342	5,308,787
Astronics Corp. Class Ba	21,537	1,023,007
Cubic Corp.	8,123	380,156
Curtiss-Wright Corp.	88,565	5,838,205
Ducommun Inc.[a]	28,946	793,410
GenCorp Inc.[a,b]	421,900	6,737,743
HEICO Corp.	468,860	21,895,762
Moog Inc. Class Aa,b	23,820	1,629,288
SIFCO Industries Inc.	3,525	106,103
Sparton Corp.[a]	70,105	1,728,088
Taser International Inc.[a,b]	378,542	5,844,688
Teledyne Technologies Inc.[a,b]	60,497	5,687,323

		59,564,460
AIR FREIGHT & LOGISTICS — 0.52%
Echo Global Logistics Inc.[a]	166,174	3,913,398
Forward Air Corp.	219,522	9,841,171
Hub Group Inc. Class Aa	259,340	10,511,050
Park-Ohio Holdings Corp.	62,135	2,973,781
XPO Logistics Inc.[a,b]	72,441	2,728,853

		29,968,253
AIRLINES — 0.33%
Allegiant Travel Co.	97,382	12,042,258
Hawaiian Holdings Inc.[a]	317,254	4,267,066
JetBlue Airways Corp.[a,b]	249,255	2,647,088

		18,956,412
AUTO COMPONENTS — 1.47%
American Axle & Manufacturing Holdings Inc.[a,b]	476,098	7,984,164
Cooper Tire & Rubber Co.	43,277	1,242,050
Cooper-Standard Holding Inc.[a]	5,390	336,336
Dana Holding Corp.	549,938	10,542,312
Dorman Products Inc.[a]	190,121	7,616,247
Drew Industries Inc.	166,760	7,035,604
Fox Factory Holding Corp.[a]	77,340	1,198,770
Gentherm Inc.[a,b]	248,907	10,511,343
Modine Manufacturing Co.[a]	101,332	1,202,811
Motorcar Parts of America Inc.[a,b]	125,485	3,414,447
Remy International Inc.	7,209	148,001
Shiloh Industries Inc.[a]	54,246	922,724
Standard Motor Products Inc.	83,638	2,879,656
Stoneridge Inc.[a,b]	150,619	1,697,476
Strattec Security Corp.	19,787	1,609,672
Tenneco Inc.[a]	429,246	22,453,858
Tower International Inc.[a,b]	144,648	3,643,683

		84,439,154

Security	Shares	Value

AUTOMOBILES — 0.07%
Winnebago Industries Inc.[a,b]	191,478	$4,168,476

		4,168,476
BEVERAGES — 0.31%
Boston Beer Co. Inc. (The) Class Aa	58,749	13,028,178
Coca-Cola Bottling Co. Consolidated	29,499	2,201,510
Craft Brew Alliance Inc.[a,b]	62,019	893,074
National Beverage Corp.[a]	78,448	1,529,736

		17,652,498
BIOTECHNOLOGY — 9.11%
ACADIA Pharmaceuticals Inc.[a,b]	511,267	12,658,971
Acceleron Pharma Inc.[a,b]	116,025	3,508,596
Achillion Pharmaceuticals Inc.[a,b]	146,406	1,461,132
Acorda Therapeutics Inc.[a]	293,077	9,929,449
Actinium Pharmaceuticals Inc.[a,b]	149,328	1,000,498
Adamas Pharmaceuticals Inc.[a,b]	18,677	347,766
Aegerion Pharmaceuticals Inc.[a,b]	208,620	6,963,736
Agenus Inc.[a]	340,892	1,060,174
Agios Pharmaceuticals Inc.[a,b]	95,570	5,863,219
Akebia Therapeutics Inc.[a,b]	57,348	1,269,111
Alder Biopharmaceuticals Inc.[a,b]	55,406	702,548
AMAG Pharmaceuticals Inc.[a]	106,310	3,392,352
Anacor Pharmaceuticals Inc.[a,b]	85,987	2,104,102
Applied Genetic Technologies Corp.[a,b]	39,588	736,733
Ardelyx Inc.[a]	30,041	426,883
Arena Pharmaceuticals Inc.[a,b]	1,549,688	6,493,193
ARIAD Pharmaceuticals Inc.[a,b]	1,164,211	6,286,739
Array BioPharma Inc.[a,b]	721,218	2,574,748
Arrowhead Research Corp.[a,b]	364,664	5,386,087
Auspex Pharmaceuticals Inc.[a,b]	64,958	1,667,472
Avalanche Biotechnologies Inc.[a]	42,008	1,436,254
BioCryst Pharmaceuticals Inc.[a,b]	391,024	3,824,215
BioSpecifics Technologies Corp.[a]	25,195	889,383
Biotime Inc.[a,b]	360,083	1,130,661
Bluebird Bio Inc.[a]	154,023	5,526,345
Cara Therapeutics Inc.[a,b]	37,250	312,528
Celldex Therapeutics Inc.[a,b]	570,411	7,392,527
Cellular Dynamics International Inc.[a,b]	63,106	443,635
Cepheid Inc.[a,b]	491,635	21,646,689
Chimerix Inc.[a]	189,817	5,242,746
Clovis Oncology Inc.[a,b]	174,091	7,896,768
CTI BioPharma Corp.[a,b]	955,345	2,311,935
Cytori Therapeutics Inc.[a,b]	316,895	214,221
CytRx Corp.[a,b]	109,679	278,585
Dendreon Corp.[a,b]	1,136,194	1,636,119
Dicerna Pharmaceuticals Inc.[a,b]	24,589	313,018
Durata Therapeutics Inc.[a,b]	111,917	1,419,108
Dyax Corp.[a,b]	957,807	9,693,007
Eleven Biotherapeutics Inc.[a,b]	32,335	360,212
Emergent BioSolutions Inc.[a,b]	26,501	564,736
Enanta Pharmaceuticals Inc.[a,b]	73,464	2,906,970
Epizyme Inc.[a,b]	91,119	2,470,236
Esperion Therapeutics Inc.[a,b]	32,108	785,362
Exact Sciences Corp.[a,b]	582,996	11,298,462
Exelixis Inc.[a,b]	1,375,461	2,104,455
Five Prime Therapeutics Inc.[a,b]	125,341	1,470,250
Flexion Therapeutics Inc.[a,b]	31,524	575,628
Foundation Medicine Inc.[a,b]	99,435	1,885,288

47

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

September 30, 2014

Security	Shares	Value

Galectin Therapeutics Inc.[a,b]	124,738	$627,432
Galena Biopharma Inc.[a,b]	825,800	1,701,148
Genocea Biosciences Inc.[a,b]	27,023	244,558
Genomic Health Inc.[a,b]	118,248	3,347,601
Halozyme Therapeutics Inc.[a,b]	730,727	6,649,616
Heron Therapeutics Inc.[a,b]	162,714	1,355,408
Hyperion Therapeutics Inc.[a,b]	78,246	1,973,364
Idera Pharmaceuticals Inc.[a,b]	380,247	870,766
Immune Design Corp.[a]	37,088	654,974
ImmunoGen Inc.[a,b]	606,399	6,421,765
Immunomedics Inc.[a,b]	542,020	2,016,314
Infinity Pharmaceuticals Inc.[a]	341,045	4,576,824
Inovio Pharmaceuticals Inc.[a,b]	377,121	3,714,642
Insmed Inc.[a,b]	347,649	4,536,819
Insys Therapeutics Inc.[a,b]	70,167	2,721,076
Intrexon Corp.[a,b]	253,378	4,707,763
Ironwood Pharmaceuticals Inc. Class Aa,b	842,924	10,920,080
Isis Pharmaceuticals Inc.[a,b]	828,824	32,183,236
Karyopharm Therapeutics Inc.[a,b]	96,665	3,377,475
Keryx Biopharmaceuticals Inc.[a,b]	643,057	8,842,034
Kindred Biosciences Inc.[a,b]	72,606	671,606
Kite Pharma Inc.[a]	52,508	1,496,478
Kythera Biopharmaceuticals Inc.[a,b]	122,368	4,008,776
Lexicon Pharmaceuticals Inc.[a,b]	1,469,114	2,071,451
Ligand Pharmaceuticals Inc. Class Ba,b	146,010	6,861,010
Loxo Oncology Inc.[a]	22,036	289,333
MacroGenics Inc.[a,b]	142,436	2,976,912
MannKind Corp.[a,b]	1,604,246	9,481,094
Merrimack Pharmaceuticals Inc.[a,b]	652,081	5,725,271
MiMedx Group Inc.[a,b]	662,359	4,722,620
Mirati Therapeutics Inc.[a,b]	49,668	869,687
Momenta Pharmaceuticals Inc.[a]	338,447	3,837,989
NanoViricides Inc.[a,b]	277,576	832,728
Navidea Biopharmaceuticals Inc.[a,b]	814,536	1,075,188
NeoStem Inc.[a,b]	74,390	411,377
Neuralstem Inc.[a,b]	494,707	1,622,639
Neurocrine Biosciences Inc.[a,b]	533,431	8,358,864
NewLink Genetics Corp.[a,b]	140,590	3,011,438
Northwest Biotherapeutics Inc.[a,b]	259,999	1,307,795
Novavax Inc.[a,b]	1,679,804	7,004,783
NPS Pharmaceuticals Inc.[a,b]	698,073	18,149,898
Ohr Pharmaceutical Inc.[a,b]	145,642	1,055,904
OncoMed Pharmaceuticals Inc.[a,b]	90,541	1,713,941
Oncothyreon Inc.[a]	567,797	1,090,170
Ophthotech Corp.[a,b]	97,826	3,808,366
Opko Health Inc.[a,b]	1,389,407	11,823,854
Orexigen Therapeutics Inc.[a,b]	874,636	3,725,949
Organovo Holdings Inc.[a,b]	442,561	2,819,114
Osiris Therapeutics Inc.[a,b]	122,484	1,542,074
Otonomy Inc.[a]	43,759	1,050,216
PDL BioPharma Inc.	1,138,071	8,501,390
Peregrine Pharmaceuticals Inc.[a,b]	1,184,371	1,610,745
Portola Pharmaceuticals Inc.[a,b]	260,517	6,585,870
Progenics Pharmaceuticals Inc.[a,b]	112,722	585,027
Prothena Corp. PLC[a]	48,773	1,080,810
PTC Therapeutics Inc.[a,b]	137,043	6,031,262
Puma Biotechnology Inc.[a,b]	163,643	39,040,311
Radius Health Inc.[a]	43,863	921,123
Raptor Pharmaceutical Corp.[a,b]	439,878	4,218,430
Receptos Inc.[a,b]	131,203	8,149,018
Regado Biosciences Inc.[a,b]	106,974	120,881
Regulus Therapeutics Inc.[a]	94,893	648,119
Repligen Corp.[a,b]	225,140	4,482,537

Security	Shares	Value

Retrophin Inc.[a,b]	152,574	$1,376,217
Sage Therapeutics Inc.[a]	35,003	1,102,594
Sangamo BioSciences Inc.[a]	480,520	5,182,408
Sarepta Therapeutics Inc.[a,b]	287,485	6,065,933
Spectrum Pharmaceuticals Inc.[a]	108,066	879,657
Stemline Therapeutics Inc.[a,b]	79,940	996,052
Sunesis Pharmaceuticals Inc.[a,b]	354,761	2,532,994
Synageva BioPharma Corp.[a,b]	150,835	10,374,431
Synergy Pharmaceuticals Inc.[a,b]	667,947	1,860,232
Synta Pharmaceuticals Corp.[a,b]	455,029	1,369,637
T2 Biosystems Inc.[a]	33,954	614,228
TESARO Inc.[a,b]	135,634	3,651,267
Tetraphase Pharmaceuticals Inc.[a,b]	155,779	3,107,791
TG Therapeutics Inc.[a,b]	168,887	1,802,024
Threshold Pharmaceuticals Inc.[a,b]	352,641	1,273,034
Ultragenyx Pharmaceutical Inc.[a,b]	49,584	2,806,454
Vanda Pharmaceuticals Inc.[a,b]	240,474	2,496,120
Verastem Inc.[a,b]	16,819	143,298
Versartis Inc.[a,b]	47,982	911,178
Vital Therapies Inc.[a,b]	35,850	731,698
Xencor Inc.[a,b]	101,387	943,913
XOMA Corp.[a,b]	489,767	2,061,919
Zafgen Inc.[a]	42,008	825,457
ZIOPHARM Oncology Inc.[a,b]	584,628	1,543,418

		521,349,749
BUILDING PRODUCTS — 0.83%
AAON Inc.	299,879	5,100,942
Advanced Drainage Systems Inc.[a]	68,449	1,434,006
American Woodmark Corp.[a]	87,574	3,227,978
Apogee Enterprises Inc.	121,213	4,824,277
Builders FirstSource Inc.[a,b]	330,453	1,800,969
Continental Building Products Inc.[a,b]	85,886	1,253,936
Griffon Corp.	58,238	663,331
Insteel Industries Inc.	114,921	2,362,776
Masonite International Corp.[a]	28,363	1,570,743
NCI Building Systems Inc.[a,b]	197,987	3,840,948
Norcraft Companies Inc.[a]	51,435	820,388
Nortek Inc.[a,b]	64,184	4,781,708
Patrick Industries Inc.[a]	58,050	2,458,998
PGT Inc.[a]	336,076	3,132,228
Ply Gem Holdings Inc.[a,b]	131,382	1,424,181
Quanex Building Products Corp.	17,651	319,306
Simpson Manufacturing Co. Inc.	19,185	559,243
Trex Co. Inc.[a,b]	237,096	8,196,409

		47,772,367
CAPITAL MARKETS — 1.42%
BGC Partners Inc. Class A	340,049	2,526,564
CIFC Corp.	2,300	20,815
Cohen & Steers Inc.[b]	137,590	5,288,960
Diamond Hill Investment Group Inc.	19,578	2,409,073
Evercore Partners Inc. Class A	233,071	10,954,337
Financial Engines Inc.	362,344	12,397,600
GAMCO Investors Inc. Class A	45,269	3,202,329
Greenhill & Co. Inc.	198,923	9,247,930
HFF Inc. Class A	231,521	6,702,533
INTL FCStone Inc.[a,b]	24,582	425,760
Ladenburg Thalmann Financial Services Inc.[a,b]	712,064	3,019,151
Marcus & Millichap Inc.[a,b]	57,891	1,751,782
Moelis & Co.	6,416	219,106

48

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

September 30, 2014

Security	Shares	Value

Pzena Investment Management Inc. Class A	78,523	$749,895
RCS Capital Corp. Class A	66,035	1,487,108
Silvercrest Asset Management Group Inc.	38,925	530,158
Virtus Investment Partners Inc.	50,118	8,705,497
Westwood Holdings Group Inc.	50,694	2,873,843
WisdomTree Investments Inc.[a,b]	758,102	8,627,201

		81,139,642
CHEMICALS — 2.29%
A. Schulman Inc.	49,093	1,775,203
Advanced Emissions Solutions Inc.[a,b]	146,351	3,112,886
Balchem Corp.	214,234	12,119,217
Calgon Carbon Corp.[a]	375,610	7,279,322
Chase Corp.	41,848	1,302,310
Chemtura Corp.[a,b]	638,494	14,896,065
Ferro Corp.[a,b]	507,770	7,357,587
Flotek Industries Inc.[a,b]	379,621	9,896,719
FutureFuel Corp.	26,814	318,818
H.B. Fuller Co.	352,999	14,014,060
Hawkins Inc.	11,461	412,137
Innophos Holdings Inc.	89,417	4,925,982
Innospec Inc.	36,823	1,321,946
Koppers Holdings Inc.	145,593	4,827,864
Kronos Worldwide Inc.	17,691	243,782
Marrone Bio Innovations Inc.[a,b]	97,179	258,496
Minerals Technologies Inc.	67,491	4,164,870
OMNOVA Solutions Inc.[a,b]	325,199	1,746,319
PolyOne Corp.	663,643	23,612,418
Quaker Chemical Corp.	64,514	4,625,009
Senomyx Inc.[a,b]	304,132	2,493,882
Sensient Technologies Corp.	21,196	1,109,611
Stepan Co.	62,558	2,776,324
Taminco Corp.[a]	167,750	4,378,275
Trecora Resources[a]	119,285	1,476,748
Trinseo SAa	18,457	290,329
Zep Inc.	43,787	613,894

		131,350,073
COMMERCIAL BANKS — 0.98%
Bank of the Ozarks Inc.	561,781	17,707,337
Cardinal Financial Corp.	11,295	192,806
CommunityOne Bancorp.[a]	5,204	45,899
Eagle Bancorp Inc.[a,b]	118,607	3,774,075
First Financial Bankshares Inc.	248,775	6,913,457
Home Bancshares Inc.	307,266	9,036,693
Independent Bank Group Inc.	28,535	1,353,986
Investors Bancorp Inc.	301,950	3,058,754
ServisFirst Bancshares Inc.	2,301	66,269
Square 1 Financial Inc.[a]	16,587	318,968
Texas Capital Bancshares Inc.[a,b]	107,859	6,221,307
ViewPoint Financial Group	29,312	701,729
Western Alliance Bancorp[a,b]	285,108	6,814,081

		56,205,361
COMMERCIAL SERVICES & SUPPLIES — 1.92%
ARC Document Solutions Inc.[a]	293,551	2,377,763
Casella Waste Systems Inc. Class Aa	242,152	932,285
Cenveo Inc.[a]	143,134	353,541
Deluxe Corp.	181,391	10,005,528
EnerNOC Inc.[a,b]	47,138	799,461

Security	Shares	Value

Healthcare Services Group Inc.	495,234	$14,168,645
Heritage-Crystal Clean Inc.[a,b]	55,977	831,818
Herman Miller Inc.	417,757	12,470,047
HNI Corp.	293,010	10,545,430
InnerWorkings Inc.[a,b]	14,313	115,792
Interface Inc.	468,165	7,556,183
Knoll Inc.	343,491	5,945,829
Mobile Mini Inc.	25,988	908,800
MSA Safety Inc.	208,341	10,292,045
Multi-Color Corp.	42,096	1,914,526
Performant Financial Corp.[a]	202,226	1,633,986
Quest Resource Holding Corp.[a,b]	88,197	151,699
SP Plus Corp.[a,b]	99,625	1,888,890
Steelcase Inc. Class A	581,955	9,421,852
Team Inc.[a,b]	145,177	5,503,660
Tetra Tech Inc.	28,334	707,783
US Ecology Inc.	152,412	7,126,785
West Corp.	142,889	4,209,510

		109,861,858
COMMUNICATIONS EQUIPMENT — 2.34%
ADTRAN Inc.	204,423	4,196,804
Alliance Fiber Optic Products Inc.	92,684	1,152,062
Applied Optoelectronics Inc.[a,b]	105,806	1,703,477
Aruba Networks Inc.[a,b]	752,820	16,245,856
CalAmp Corp.[a]	254,874	4,490,880
Ciena Corp.[a,b]	739,831	12,369,974
Clearfield Inc.[a,b]	78,940	1,004,906
Extreme Networks Inc.[a,b]	471,933	2,260,559
Finisar Corp.[a,b]	640,179	10,646,177
Harmonic Inc.[a]	89,916	570,068
Infinera Corp.[a,b]	734,189	7,833,797
InterDigital Inc.	284,922	11,345,594
Ixia[a,b]	45,859	419,151
KVH Industries Inc.[a]	84,994	962,132
Numerex Corp. Class Aa,b	83,305	873,036
ParkerVision Inc.[a,b]	669,153	762,834
Plantronics Inc.	264,500	12,637,810
Polycom Inc.[a]	448,746	5,512,845
Procera Networks Inc.[a]	20,038	191,964
Ruckus Wireless Inc.[a,b]	460,173	6,147,911
ShoreTel Inc.[a,b]	444,472	2,955,739
Sonus Networks Inc.[a,b]	1,742,814	5,960,424
TESSCO Technologies Inc.	2,575	74,649
Ubiquiti Networks Inc.[a,b]	209,256	7,853,378
ViaSat Inc.[a,b]	291,709	16,079,000

		134,251,027
COMPUTERS & PERIPHERALS — 0.70%
Cray Inc.[a,b]	287,301	7,538,778
Dot Hill Systems Corp.[a]	415,395	1,570,193
Electronics For Imaging Inc.[a,b]	328,331	14,502,380
Immersion Corp.[a,b]	201,542	1,729,231
Nimble Storage Inc.[a,b]	66,622	1,730,173
Quantum Corp.[a]	618,169	717,076
Silicon Graphics International Corp.[a,b]	245,525	2,266,196
Super Micro Computer Inc.[a,b]	244,673	7,198,280
Violin Memory Inc.[a,b]	573,253	2,791,742

		40,044,049

49

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

September 30, 2014

Security	Shares	Value

CONSTRUCTION & ENGINEERING — 0.57%
Aegion Corp.[a,b]	24,175	$537,894
Argan Inc.	36,183	1,207,788
Comfort Systems USA Inc.	49,557	671,497
Dycom Industries Inc.[a,b]	213,927	6,569,698
Furmanite Corp.[a]	270,066	1,825,646
Great Lakes Dredge & Dock Corp.[a]	36,977	228,518
MasTec Inc.[a,b]	461,143	14,120,199
Primoris Services Corp.	268,457	7,205,386
Sterling Construction Co. Inc.[a,b]	12,104	92,838

		32,459,464
CONSTRUCTION MATERIALS — 0.17%
Headwaters Inc.[a,b]	517,687	6,491,795
United States Lime & Minerals Inc.	12,612	733,135
US Concrete Inc.[a,b]	101,305	2,648,113

		9,873,043
CONSUMER FINANCE — 0.79%
Credit Acceptance Corp.[a,b]	49,954	6,297,701
Encore Capital Group Inc.[a,b]	124,587	5,520,450
First Cash Financial Services Inc.[a]	204,314	11,437,498
Portfolio Recovery Associates Inc.[a,b]	353,021	18,438,287
World Acceptance Corp.[a,b]	55,493	3,745,777

		45,439,713
CONTAINERS & PACKAGING — 0.74%
AEP Industries Inc.[a,b]	26,122	989,240
Berry Plastics Group Inc.[a]	358,216	9,041,372
Graphic Packaging Holding Co.[a]	2,304,859	28,649,398
Myers Industries Inc.	194,888	3,437,824

		42,117,834
DISTRIBUTORS — 0.32%
Core-Mark Holding Co. Inc.	17,578	932,337
Pool Corp.	318,172	17,155,834

		18,088,171
DIVERSIFIED CONSUMER SERVICES — 1.18%
2U Inc.[a,b]	27,766	432,872
American Public Education Inc.[a]	116,340	3,140,017
Bright Horizons Family Solutions Inc.[a,b]	215,978	9,084,035
Capella Education Co.	76,973	4,818,510
Carriage Services Inc.	18,219	315,735
Collectors Universe Inc.	47,763	1,050,786
Education Management Corp.[a,b]	19,704	21,477
Grand Canyon Education Inc.[a,b]	328,657	13,399,346
ITT Educational Services Inc.[a,b]	12,767	54,770
K12 Inc.[a]	103,957	1,659,154
Liberty Tax Inc.[a,b]	25,948	838,120
LifeLock Inc.[a,b]	567,900	8,115,291
Sotheby’sb	429,523	15,342,561
Strayer Education Inc.[a]	76,468	4,578,904
Weight Watchers International Inc.[b]	179,874	4,935,743

		67,787,321

Security	Shares	Value

DIVERSIFIED FINANCIAL SERVICES — 0.29%
MarketAxess Holdings Inc.	265,958	$16,452,162

		16,452,162
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.64%
8x8 Inc.[a,b]	206,039	1,376,340
Cincinnati Bell Inc.[a,b]	362,296	1,220,938
Cogent Communications Holdings Inc.	328,016	11,024,618
Consolidated Communications Holdings Inc.	178,322	4,466,966
Enventis Corp.	94,074	1,710,265
Fairpoint Communications Inc.[a,b]	117,540	1,783,082
General Communication Inc. Class Aa	255,321	2,785,552
IDT Corp. Class B	105,721	1,697,879
inContact Inc.[a]	388,556	3,378,494
Inteliquent Inc.	229,880	2,862,006
Intelsat SAa	48,862	837,495
Lumos Networks Corp.	114,424	1,859,390
magicJack VocalTec Ltd.[a]	119,711	1,179,153
Premiere Global Services Inc.[a,b]	49,444	591,845

		36,774,023
ELECTRIC UTILITIES — 0.00%
Spark Energy Inc.Class Aa	1,105	19,194

		19,194
ELECTRICAL EQUIPMENT — 1.32%
AZZ Inc.	180,433	7,536,687
Capstone Turbine Corp.[a,b]	2,304,474	2,465,787
Encore Wire Corp.	110,504	4,098,593
EnerSys	78,710	4,615,555
Enphase Energy Inc.[a]	131,464	1,970,645
Franklin Electric Co. Inc.	311,564	10,823,733
FuelCell Energy Inc.[a,b]	1,648,662	3,445,704
Generac Holdings Inc.[a,b]	485,365	19,676,697
Polypore International Inc.[a,b]	317,550	12,355,871
Power Solutions International Inc.[a,b]	32,206	2,222,214
Preformed Line Products Co.	1,826	96,340
Revolution Lighting Technologies Inc.[a,b]	192,468	323,346
TCP International Holdings Ltd.[a]	29,986	228,493
Thermon Group Holdings Inc.[a,b]	226,710	5,536,258
Vicor Corp.[a]	17,731	166,671

		75,562,594
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.92%
Anixter International Inc.	85,663	7,267,649
Badger Meter Inc.	102,248	5,158,412
Belden Inc.	307,468	19,684,101
Cognex Corp.[a]	612,247	24,655,187
Coherent Inc.[a]	12,428	762,706
Control4 Corp.[a,b]	79,184	1,023,849
CUI Global Inc.[a,b]	93,428	676,419
Daktronics Inc.	190,568	2,342,081
DTS Inc.[a]	32,778	827,644
Electro Rent Corp.	8,163	112,404
FARO Technologies Inc.[a,b]	105,202	5,339,001
FEI Co.	297,947	22,471,163
InvenSense Inc.[a,b]	501,315	9,890,945
Littelfuse Inc.	136,131	11,595,639

50

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

September 30, 2014

Security	Shares	Value

Maxwell Technologies Inc.[a,b]	215,239	$1,876,884
Measurement Specialties Inc.[a]	110,813	9,486,701
Mesa Laboratories Inc.	19,301	1,115,212
Methode Electronics Inc.	266,822	9,837,727
MTS Systems Corp.	106,935	7,299,383
Newport Corp.[a]	249,832	4,427,023
OSI Systems Inc.[a]	32,312	2,051,166
Plexus Corp.[a,b]	83,044	3,066,815
RealD Inc.[a,b]	285,192	2,672,249
Rogers Corp.[a,b]	36,559	2,001,971
Speed Commerce Inc.[a,b]	268,845	739,324
SYNNEX Corp.[a,b]	22,752	1,470,462
Universal Display Corp.[a,b]	286,191	9,341,274
Viasystems Group Inc.[a]	1,929	30,285

		167,223,676
ENERGY EQUIPMENT & SERVICES — 0.81%
Aspen Aerogels Inc.[a]	23,627	238,160
Basic Energy Services Inc.[a]	225,748	4,896,474
C&J Energy Services Inc.[a,b]	277,296	8,471,393
CARBO Ceramics Inc.	139,863	8,284,085
Forum Energy Technologies Inc.[a]	156,908	4,802,954
Geospace Technologies Corp.[a,b]	9,376	329,566
Glori Energy Inc.[a,b]	84,386	666,649
Gulf Island Fabrication Inc.	37,142	638,842
Independence Contract Drilling Inc.[a]	24,906	292,646
ION Geophysical Corp.[a]	144,940	404,383
Matrix Service Co.[a,b]	187,960	4,533,595
Nordic American Offshore Ltd.[a]	54,127	953,718
North Atlantic Drilling Ltd.	123,264	820,938
PHI Inc.[a,b]	5,387	221,675
Pioneer Energy Services Corp.[a]	316,210	4,433,264
Profire Energy Inc.[a,b]	107,830	447,495
RigNet Inc.[a,b]	83,808	3,390,034
Tesco Corp.	21,376	424,314
Willbros Group Inc.[a,b]	283,278	2,359,706

		46,609,891
FOOD & STAPLES RETAILING — 1.37%
Andersons Inc. (The)	183,663	11,548,729
Casey’s General Stores Inc.	271,421	19,460,886
Chefs’ Warehouse Inc. (The)[a,b]	106,129	1,725,658
Fairway Group Holdings Corp.[a,b]	128,028	478,825
Fresh Market Inc. (The)[a,b]	301,354	10,526,295
Liberator Medical Holdings Inc.[b]	218,106	682,672
Natural Grocers by Vitamin Cottage Inc.[a,b]	62,756	1,021,668
PriceSmart Inc.	131,788	11,286,324
United Natural Foods Inc.[a,b]	349,918	21,505,960

		78,237,017
FOOD PRODUCTS — 1.64%
Alico Inc.	1,420	54,102
Annie’s Inc.[a]	119,840	5,500,656
B&G Foods Inc. Class A	358,188	9,868,079
Boulder Brands Inc.[a,b]	400,118	5,453,608
Cal-Maine Foods Inc.	109,468	9,778,776
Calavo Growers Inc.	95,335	4,303,422
Darling Ingredients Inc.[a]	228,083	4,178,481
Diamond Foods Inc.[a]	153,371	4,387,944
Farmer Bros. Co.[a,b]	51,716	1,497,178

Security	Shares	Value

Inventure Foods Inc.[a,b]	111,161	$1,440,647
J&J Snack Foods Corp.	104,796	9,804,714
Lancaster Colony Corp.	81,933	6,987,246
Lifeway Foods Inc.[a]	32,665	453,064
Limoneira Co.	77,498	1,835,928
Sanderson Farms Inc.	139,248	12,246,862
Seaboard Corp.[a]	126	337,049
Tootsie Roll Industries Inc.[b]	121,168	3,391,492
TreeHouse Foods Inc.[a]	153,461	12,353,610

		93,872,858
HEALTH CARE EQUIPMENT & SUPPLIES — 4.67%
Abaxis Inc.	158,799	8,052,697
ABIOMED Inc.[a,b]	282,146	7,005,685
Accuray Inc.[a,b]	539,647	3,917,837
Anika Therapeutics Inc.[a,b]	101,389	3,716,921
Antares Pharma Inc.[a,b]	813,379	1,488,484
AtriCure Inc.[a]	144,999	2,134,385
Atrion Corp.	10,825	3,301,733
Cantel Medical Corp.	238,043	8,183,918
Cardiovascular Systems Inc.[a,b]	196,560	4,644,713
Cerus Corp.[a,b]	524,242	2,102,210
Cyberonics Inc.[a,b]	188,749	9,656,399
Cynosure Inc. Class Aa,b	56,429	1,185,009
DexCom Inc.[a,b]	528,265	21,125,317
Endologix Inc.[a,b]	451,774	4,788,804
GenMark Diagnostics Inc.[a,b]	293,456	2,632,300
Globus Medical Inc. Class Aa,b	462,495	9,097,277
Haemonetics Corp.[a,b]	33,038	1,153,687
HeartWare International Inc.[a,b]	119,459	9,273,602
Inogen Inc.[a,b]	35,369	728,955
Insulet Corp.[a]	390,571	14,392,541
Integra LifeSciences Holdings Corp.[a,b]	72,299	3,588,922
K2M Group Holdings Inc.[a,b]	61,103	881,716
LDR Holding Corp.[a,b]	118,352	3,684,298
Masimo Corp.[a]	341,246	7,261,715
Meridian Bioscience Inc.[b]	295,253	5,223,026
Natus Medical Inc.[a,b]	227,919	6,725,890
Neogen Corp.[a,b]	258,053	10,193,094
NuVasive Inc.[a,b]	273,705	9,544,093
NxStage Medical Inc.[a,b]	435,718	5,720,977
Ocular Therapeutix Inc.[a]	35,962	538,351
OraSure Technologies Inc.[a]	25,114	181,323
Oxford Immunotec Global PLC[a,b]	89,996	1,374,239
Quidel Corp.[a,b]	202,703	5,446,630
Rockwell Medical Technologies Inc.[a,b]	34,704	317,195
Roka Bioscience Inc.[a]	30,576	307,289
Spectranetics Corp. (The)[a,b]	293,566	7,800,049
Staar Surgical Co.[a,b]	270,732	2,877,881
Steris Corp.	416,628	22,481,247
SurModics Inc.[a]	15,726	285,584
Tandem Diabetes Care Inc.[a,b]	57,999	778,347
Thoratec Corp.[a]	399,943	10,690,476
TransEnterix Inc.[a,b]	18,044	78,672
TriVascular Technologies Inc.[a,b]	51,434	744,764
Unilife Corp.[a,b]	635,826	1,459,221
Utah Medical Products Inc.	25,997	1,267,614
Vascular Solutions Inc.[a]	121,560	3,002,532
Veracyte Inc.[a,b]	44,956	438,321
Volcano Corp.[a,b]	365,452	3,888,409
West Pharmaceutical Services Inc.	498,302	22,303,998
Wright Medical Group Inc.[a]	164,415	4,981,775
Zeltiq Aesthetics Inc.[a,b]	205,708	4,655,172

		267,305,294

51

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

September 30, 2014

Security	Shares	Value

HEALTH CARE PROVIDERS & SERVICES — 2.99%
Acadia Healthcare Co. Inc.[a,b]	301,463	$14,620,956
Addus HomeCare Corp.[a]	4,122	80,791
Adeptus Health Inc. Class Aa	21,779	542,297
Air Methods Corp.[a]	275,999	15,331,744
Alliance HealthCare Services Inc.[a]	9,908	224,020
AmSurg Corp.[a]	64,437	3,225,072
Bio-Reference Laboratories Inc.[a,b]	160,629	4,507,250
BioTelemetry Inc.[a]	108,214	726,116
Capital Senior Living Corp.[a]	203,755	4,325,719
Chemed Corp.[b]	123,693	12,728,010
CorVel Corp.[a]	78,486	2,672,448
Ensign Group Inc. (The)	132,155	4,598,994
ExamWorks Group Inc.[a,b]	244,647	8,012,189
Gentiva Health Services Inc.[a]	221,786	3,721,569
HealthEquity Inc.[a]	27,268	499,277
HealthSouth Corp.	472,166	17,422,925
Healthways Inc.[a,b]	117,947	1,889,511
IPC The Hospitalist Co. Inc.[a,b]	69,855	3,128,805
Landauer Inc.	67,151	2,216,655
Molina Healthcare Inc.[a,b]	212,335	8,981,771
MWI Veterinary Supply Inc.[a,b]	90,606	13,445,930
National Research Corp. Class Aa	60,219	783,449
Providence Service Corp. (The)[a]	81,506	3,943,260
RadNet Inc.[a]	223,684	1,480,788
Select Medical Holdings Corp.	520,856	6,265,898
Skilled Healthcare Group Inc. Class Aa	74,578	492,215
Surgical Care Affiliates Inc.[a]	85,054	2,273,493
Team Health Holdings Inc.[a,b]	495,144	28,713,401
U.S. Physical Therapy Inc.	85,451	3,024,111
WellCare Health Plans Inc.[a]	22,172	1,337,858

		171,216,522
HEALTH CARE TECHNOLOGY — 1.06%
Castlight Health Inc.[a,b]	73,804	955,024
Computer Programs and Systems Inc.	78,857	4,533,489
HealthStream Inc.[a,b]	149,803	3,596,770
HMS Holdings Corp.[a,b]	617,735	11,644,305
Imprivata Inc.[a]	27,400	425,248
MedAssets Inc.[a,b]	404,508	8,381,406
Medidata Solutions Inc.[a,b]	381,481	16,895,794
Merge Healthcare Inc.[a]	489,221	1,076,286
Omnicell Inc.[a]	258,574	7,066,827
Quality Systems Inc.	354,564	4,882,346
Vocera Communications Inc.[a,b]	162,003	1,307,364

		60,764,859
HOTELS, RESTAURANTS & LEISURE — 4.13%
BJ’s Restaurants Inc.[a,b]	41,762	1,503,014
Bloomin’ Brands Inc.[a]	543,152	9,961,408
Boyd Gaming Corp.[a,b]	435,687	4,426,580
Bravo Brio Restaurant Group Inc.[a,b]	119,019	1,543,676
Buffalo Wild Wings Inc.[a,b]	133,302	17,898,460
Caesars Entertainment Corp.[a,b]	46,858	589,474
Cheesecake Factory Inc. (The)	352,149	16,022,780
Churchill Downs Inc.	62,071	6,051,923
Chuy’s Holdings Inc.[a]	117,019	3,673,226

Security	Shares	Value

ClubCorp Holdings Inc.	155,668	$3,086,896
Cracker Barrel Old Country Store Inc.	126,055	13,007,615
Del Frisco’s Restaurant Group Inc.[a]	166,203	3,181,125
Denny’s Corp.[a,b]	417,027	2,931,700
Diamond Resorts International Inc.[a,b]	251,101	5,715,059
DineEquity Inc.	46,133	3,763,991
Einstein Noah Restaurant Group Inc.	64,736	1,305,078
El Pollo Loco Holdings Inc.[a]	44,871	1,611,318
Famous Dave’s of America Inc.[a,b]	32,391	871,966
Fiesta Restaurant Group Inc.[a,b]	188,764	9,377,796
Ignite Restaurant Group Inc.[a,b]	53,798	322,788
Interval Leisure Group Inc.	215,187	4,099,312
Jack in the Box Inc.	282,354	19,253,719
Jamba Inc.[a]	119,992	1,706,286
Krispy Kreme Doughnuts Inc.[a,b]	459,966	7,893,017
La Quinta Holdings Inc.[a,b]	221,300	4,202,487
Life Time Fitness Inc.[a,b]	15,846	799,272
Morgans Hotel Group Co.[a,b]	60,866	491,189
Multimedia Games Holding Co. Inc.[a]	209,903	7,558,607
Nathan’s Famous Inc.[a]	21,768	1,473,476
Noodles & Co.[a,b]	77,573	1,488,626
Papa John’s International Inc.	216,362	8,652,316
Papa Murphy’s Holdings Inc.[a,b]	40,401	412,090
Pinnacle Entertainment Inc.[a,b]	406,124	10,189,651
Popeyes Louisiana Kitchen Inc.[a]	167,234	6,772,977
Potbelly Corp.[a,b]	109,412	1,275,744
Red Robin Gourmet Burgers Inc.[a,b]	101,330	5,765,677
Ruth’s Hospitality Group Inc.	166,503	1,838,193
Scientific Games Corp. Class Aa,b	232,300	2,501,871
Sonic Corp.[a]	270,698	6,052,807
Texas Roadhouse Inc.	491,177	13,674,368
Vail Resorts Inc.	254,866	22,112,174
Zoe’s Kitchen Inc.[a,b]	42,805	1,316,682

		236,376,414
HOUSEHOLD DURABLES — 0.73%
Beazer Homes USA Inc.[a,b]	82,436	1,383,276
Cavco Industries Inc.[a,b]	62,061	4,220,148
Century Communities Inc.[a]	3,530	61,246
Dixie Group Inc.[a]	80,041	693,955
Helen of Troy Ltd.[a]	75,839	3,983,064
Installed Building Products Inc.[a,b]	59,246	832,406
iRobot Corp.[a,b]	208,130	6,337,558
KB Home	436,346	6,519,009
La-Z-Boy Inc.	315,226	6,238,323
LGI Homes Inc.[a]	21,983	403,608
Libbey Inc.[a,b]	142,429	3,740,186
TRI Pointe Homes Inc.[a]	95,310	1,233,311
Turtle Beach Corp.[a]	48,563	371,507
Universal Electronics Inc.[a,b]	113,040	5,580,785
William Lyon Homes Class Aa,b	14,827	327,677

		41,926,059
HOUSEHOLD PRODUCTS — 0.21%
Central Garden & Pet Co. Class Aa,b	29,014	233,273
Harbinger Group Inc.[a,b]	244,585	3,208,955
Oil-Dri Corp. of America	6,284	163,824
Orchids Paper Products Co.	45,304	1,112,666
WD-40 Co.	105,787	7,189,284

		11,908,002

52

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

September 30, 2014

Security	Shares	Value

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.21%
Abengoa Yield PLC[a]	10,521	$374,337
Ormat Technologies Inc.	46,910	1,232,326
Pattern Energy Group Inc.	277,684	8,585,989
TerraForm Power Inc.[a]	59,971	1,730,763

		11,923,415
INDUSTRIAL CONGLOMERATES — 0.11%
Raven Industries Inc.	257,061	6,272,288

		6,272,288
INSURANCE — 0.43%
AmTrust Financial Services Inc.[b]	152,752	6,082,585
Atlas Financial Holdings Inc.[a]	74,410	1,029,834
Crawford & Co. Class B	52,289	431,384
eHealth Inc.[a,b]	124,463	3,003,292
Employers Holdings Inc.	128,531	2,474,222
Federated National Holding Co.	87,897	2,469,027
HCI Group Inc.	44,881	1,615,267
Heritage Insurance Holdings Inc.[a,b]	47,776	719,507
Infinity Property and Casualty Corp.	30,111	1,927,405
Maiden Holdings Ltd.	34,985	387,634
National Interstate Corp.	9,809	273,671
United Insurance Holdings Corp.	109,579	1,643,685
Universal Insurance Holdings Inc.	209,941	2,714,537

		24,772,050
INTERNET & CATALOG RETAIL — 0.67%
Blue Nile Inc.[a,b]	86,675	2,474,571
Coupons.com Inc.[a,b]	86,559	1,035,246
FTD Companies Inc.[a,b]	12,987	442,987
HSN Inc.	233,893	14,354,014
NutriSystem Inc.	202,319	3,109,643
Orbitz Worldwide Inc.[a]	164,644	1,295,748
Overstock.com Inc.[a,b]	83,829	1,413,357
PetMed Express Inc.	142,569	1,938,938
RetailMeNot Inc.[a,b]	215,989	3,490,382
Shutterfly Inc.[a,b]	165,609	8,071,783
Valuevision Media Inc. Class Aa,b	95,217	488,463

		38,115,132
INTERNET SOFTWARE & SERVICES — 4.38%
Aerohive Networks Inc.[a,b]	30,012	240,696
Amber Road Inc.[a,b]	56,419	978,305
Angie’s List Inc.[a,b]	309,194	1,969,566
Bankrate Inc.[a,b]	43,618	495,500
Bazaarvoice Inc.[a,b]	145,480	1,075,097
Benefitfocus Inc.[a,b]	33,824	911,219
Borderfree Inc.[a,b]	37,782	487,388
Brightcove Inc.[a,b]	229,466	1,280,420
Carbonite Inc.[a,b]	122,518	1,254,584
Care.com Inc.[a]	46,108	375,780
ChannelAdvisor Corp.[a,b]	146,023	2,394,777
comScore Inc.[a]	244,036	8,885,351
Constant Contact Inc.[a,b]	221,976	6,024,429
Conversant Inc.[a,b]	472,538	16,184,426
Cornerstone OnDemand Inc.[a,b]	374,430	12,884,136
Cvent Inc.[a,b]	127,117	3,224,958

Security	Shares	Value

Dealertrack Technologies Inc.[a,b]	316,406	$13,735,184
Demandware Inc.[a,b]	211,530	10,771,108
Dice Holdings Inc.[a]	86,387	723,923
E2open Inc.[a,b]	165,167	1,537,705
Endurance International Group Holdings Inc.[a,b]	213,941	3,480,820
Envestnet Inc.[a,b]	240,434	10,819,530
Everyday Health Inc.[a,b]	47,816	667,990
Five9 Inc.[a,b]	77,088	504,156
Global Eagle Entertainment Inc.[a,b]	203,404	2,282,193
Gogo Inc.[a,b]	394,812	6,656,530
GrubHub Inc.[a,b]	63,893	2,187,696
GTT Communications Inc.[a,b]	97,538	1,161,678
j2 Global Inc.[b]	335,323	16,551,543
LivePerson Inc.[a]	382,637	4,817,400
LogMeIn Inc.[a,b]	171,482	7,900,176
Marchex Inc. Class B	233,674	969,747
Marin Software Inc.[a,b]	190,581	1,638,997
Marketo Inc.[a,b]	180,026	5,814,840
Move Inc.[a,b]	279,321	5,854,568
NIC Inc.	458,831	7,901,070
OPOWER Inc.[a,b]	49,123	926,460
Perficient Inc.[a,b]	159,798	2,395,372
Q2 Holdings Inc.[a,b]	62,530	875,420
Reis Inc.[b]	3,432	80,961
Rocket Fuel Inc.[a,b]	130,304	2,058,803
SciQuest Inc.[a,b]	194,672	2,927,867
Shutterstock Inc.[a,b]	107,184	7,650,794
SPS Commerce Inc.[a,b]	114,060	6,062,289
Stamps.com Inc.[a]	92,044	2,923,317
Textura Corp.[a,b]	132,065	3,486,516
Travelzoo Inc.[a]	51,057	791,384
TrueCar Inc.[a,b]	53,840	966,428
Trulia Inc.[a,b]	241,864	11,827,150
Unwired Planet Inc.[a]	689,498	1,282,466
VistaPrint NVa	234,448	12,845,406
Web.com Group Inc.[a,b]	367,208	7,329,472
WebMD Health Corp.[a,b]	272,815	11,406,395
Wix.com Ltd.[a]	100,363	1,630,899
XO Group Inc.[a,b]	189,653	2,126,010
Xoom Corp.[a,b]	220,032	4,829,702
Zix Corp.[a,b]	426,722	1,459,389

		250,525,986
IT SERVICES — 3.50%
Blackhawk Network Holdings Inc.[a,b]	370,364	11,999,794
Cardtronics Inc.[a,b]	313,092	11,020,838
Cass Information Systems Inc.	81,273	3,364,702
CSG Systems International Inc.	100,192	2,633,046
EPAM Systems Inc.[a,b]	250,577	10,972,767
Euronet Worldwide Inc.[a]	359,369	17,174,245
EVERTEC Inc.	462,174	10,324,967
ExlService Holdings Inc.[a,b]	98,492	2,404,190
Forrester Research Inc.	77,515	2,857,203
Hackett Group Inc. (The)	38,362	228,638
Heartland Payment Systems Inc.	252,358	12,042,524
Higher One Holdings Inc.[a]	87,520	216,174
iGATE Corp.[a,b]	258,746	9,501,153
Information Services Group Inc.[a,b]	226,115	859,237
Lionbridge Technologies Inc.[a]	460,003	2,070,013
Luxoft Holding Inc.[a]	56,402	2,098,154
MAXIMUS Inc.	477,393	19,157,781
NeuStar Inc. Class Aa,b	141,101	3,503,538

53

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

September 30, 2014

Security	Shares	Value

Sapient Corp.[a,b]	807,958	$11,311,412
Science Applications International Corp.	296,118	13,097,299
Sykes Enterprises Inc.[a,b]	24,311	485,734
Syntel Inc.[a]	109,164	9,599,882
TeleTech Holdings Inc.[a]	65,225	1,603,231
Unisys Corp.[a,b]	216,710	5,073,181
Virtusa Corp.[a,b]	184,161	6,548,765
WEX Inc.[a,b]	273,175	30,136,666

		200,285,134
LEISURE EQUIPMENT & PRODUCTS — 0.50%
Arctic Cat Inc.	33,242	1,157,487
Brunswick Corp.	326,724	13,768,150
Escalade Inc.	14,452	174,291
Malibu Boats Inc. Class Aa,b	58,439	1,082,290
Marine Products Corp.	72,725	573,800
Nautilus Inc.[a]	138,089	1,652,925
Smith & Wesson Holding Corp.[a,b]	385,634	3,640,385
Sturm, Ruger & Co. Inc.[b]	137,019	6,671,455

		28,720,783
LIFE SCIENCES TOOLS & SERVICES — 0.89%
Accelerate Diagnostics Inc.[a,b]	159,954	3,435,812
Affymetrix Inc.[a,b]	126,060	1,005,959
Cambrex Corp.[a]	215,509	4,025,708
Enzo Biochem Inc.[a,b]	236,617	1,218,578
Fluidigm Corp.[a,b]	199,556	4,889,122
Furiex Pharmaceuticals Inc.	47,364	473,640
Luminex Corp.[a,b]	264,831	5,164,204
NanoString Technologies Inc.[a,b]	69,573	761,129
Pacific Biosciences of California Inc.[a,b]	411,644	2,021,172
PAREXEL International Corp.[a,b]	400,989	25,298,396
Sequenom Inc.[a,b]	828,567	2,460,844

		50,754,564
MACHINERY — 4.45%
Accuride Corp.[a]	241,983	917,116
Albany International Corp. Class A	22,624	770,121
Altra Industrial Motion Corp.	190,481	5,554,426
American Railcar Industries Inc.	62,186	4,596,789
ARC Group Worldwide Inc.[a,b]	21,243	331,816
Blount International Inc.[a]	350,860	5,308,512
Chart Industries Inc.[a,b]	214,694	13,124,244
CIRCOR International Inc.	111,985	7,539,950
CLARCOR Inc.	335,246	21,147,318
Columbus McKinnon Corp.	15,113	332,335
Commercial Vehicle Group Inc.[a]	183,107	1,131,601
Douglas Dynamics Inc.	140,077	2,731,501
Dynamic Materials Corp.	5,676	108,128
Energy Recovery Inc.[a,b]	84,495	299,112
EnPro Industries Inc.[a]	160,391	9,708,467
ExOne Co. (The)[a,b]	70,878	1,480,641
Global Brass & Copper Holdings Inc.	136,459	2,001,854
Gorman-Rupp Co. (The)	132,517	3,980,811
Graham Corp.	70,939	2,039,496
Greenbrier Companies Inc. (The)[b]	194,442	14,268,154
Harsco Corp.	568,748	12,176,895
Hillenbrand Inc.	442,598	13,671,852
Hyster-Yale Materials Handling Inc.	72,973	5,226,326
John Bean Technologies Corp.	205,268	5,774,189

Security	Shares	Value

Kadant Inc.	10,675	$416,859
Lindsay Corp.[b]	76,953	5,752,237
Lydall Inc.[a,b]	104,467	2,821,654
Manitex International Inc.[a,b]	96,022	1,084,088
Meritor Inc.[a]	362,744	3,935,772
Miller Industries Inc.	4,531	76,574
Mueller Industries Inc.	261,014	7,449,340
Mueller Water Products Inc. Class A	1,123,395	9,301,711
NN Inc.	117,085	3,128,511
Omega Flex Inc.	19,632	382,039
Proto Labs Inc.[a,b]	159,457	11,002,533
RBC Bearings Inc.	163,522	9,271,697
Rexnord Corp.[a]	529,602	15,067,177
Standex International Corp.	64,409	4,775,283
Sun Hydraulics Corp.	157,811	5,932,115
Tennant Co.	129,553	8,691,711
TriMas Corp.[a]	283,689	6,902,153
Twin Disc Inc.	41,373	1,115,416
Wabash National Corp.[a]	487,389	6,492,021
Watts Water Technologies Inc. Class A	12,235	712,689
Woodward Inc.	312,222	14,868,012
Xerium Technologies Inc.[a]	75,462	1,102,500

		254,503,746
MARINE — 0.05%
Matson Inc.	105,284	2,635,258

		2,635,258
MEDIA — 0.94%
Carmike Cinemas Inc.[a,b]	171,976	5,327,816
Crown Media Holdings Inc. Class Aa,b	198,363	634,762
Cumulus Media Inc. Class Aa,b	684,966	2,760,413
Entravision Communications Corp. Class A	391,131	1,548,879
Eros International PLC[a]	56,127	820,015
Global Sources Ltd.[a]	15,782	105,897
Gray Television Inc.[a,b]	348,575	2,746,771
Loral Space & Communications Inc.[a]	92,708	6,657,361
Martha Stewart Living Omnimedia Inc. Class Aa	155,663	560,387
MDC Partners Inc.	75,937	1,457,231
National CineMedia Inc.	96,809	1,404,699
Nexstar Broadcasting Group Inc.[b]	217,000	8,771,140
Radio One Inc. Class Da	160,014	508,845
ReachLocal Inc.[a,b]	55,681	201,008
Rentrak Corp.[a,b]	64,329	3,920,209
Saga Communications Inc. Class A	5,138	172,534
Sinclair Broadcast Group Inc. Class A	483,719	12,620,229
Townsquare Media Inc.[a]	37,456	450,221
World Wrestling Entertainment Inc. Class Ab	211,728	2,915,495

		53,583,912
METALS & MINING — 1.24%
Coeur Mining Inc.[a,b]	204,890	1,016,254
Globe Specialty Metals Inc.	449,094	8,169,020
Gold Resource Corp.	272,240	1,393,869
Handy & Harman Ltd.[a]	4,305	113,049
Haynes International Inc.	4,544	208,978
Horsehead Holding Corp.[a,b]	48,456	800,978
Materion Corp.	58,078	1,781,252
Olympic Steel Inc.	11,989	246,614
RTI International Metals Inc.[a,b]	12,974	319,939

54

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

September 30, 2014

Security	Shares	Value

Ryerson Holding Corp.[a]	14,142	$181,018
Stillwater Mining Co.[a,b]	790,556	11,882,057
SunCoke Energy Inc.[a]	341,828	7,674,039
US Silica Holdings Inc.	379,026	23,692,915
Walter Energy Inc.[b]	116,248	272,020
Worthington Industries Inc.	362,583	13,495,339

		71,247,341
MULTILINE RETAIL — 0.21%
Burlington Stores Inc.[a,b]	181,399	7,230,564
Tuesday Morning Corp.[a,b]	248,537	4,822,861

		12,053,425
OIL, GAS & CONSUMABLE FUELS — 3.99%
Abraxas Petroleum Corp.[a,b]	658,247	3,475,544
Adams Resources & Energy Inc.	872	38,621
Alon USA Energy Inc.	50,955	731,714
Apco Oil and Gas International Inc.[a]	9,977	128,604
Approach Resources Inc.[a,b]	118,836	1,723,122
Bonanza Creek Energy Inc.[a,b]	231,097	13,149,419
BPZ Resources Inc.[a,b]	366,286	699,606
Carrizo Oil & Gas Inc.[a]	320,822	17,266,640
Clayton Williams Energy Inc.[a,b]	41,337	3,986,954
Clean Energy Fuels Corp.[a,b]	275,351	2,147,738
Delek US Holdings Inc.	218,813	7,247,087
Diamondback Energy Inc.[a]	295,417	22,091,283
Eclipse Resources Corp.[a]	96,009	1,595,670
Evolution Petroleum Corp.	135,797	1,246,616
EXCO Resources Inc.[b]	417,693	1,395,095
Forest Oil Corp.[a,b]	70,424	82,396
FX Energy Inc.[a,b]	369,501	1,123,283
GasLog Ltd.	57,809	1,272,376
Gastar Exploration Inc.[a]	460,410	2,702,607
Goodrich Petroleum Corp.[a,b]	248,186	3,678,117
Green Plains Inc.	223,208	8,345,747
Isramco Inc.[a,b]	6,381	779,503
Jones Energy Inc. Class Aa,b	80,996	1,521,105
Kodiak Oil & Gas Corp.[a,b]	1,878,987	25,497,854
Magnum Hunter Resources Corp.[a,b]	1,408,564	7,845,701
Matador Resources Co.[a,b]	292,042	7,549,286
Miller Energy Resources Inc.[a,b]	14,326	63,034
Pacific Ethanol Inc.[a,b]	12,906	180,168
Panhandle Oil and Gas Inc.	49,545	2,957,837
Parsley Energy Inc. Class Aa,b	374,914	7,996,916
PDC Energy Inc.[a,b]	17,838	897,073
PetroQuest Energy Inc.[a]	372,089	2,091,140
Quicksilver Resources Inc.[a,b]	112,182	67,623
Rentech Inc.[a]	1,192,040	2,038,388
REX American Resources Corp.[a,b]	35,651	2,598,245
Rex Energy Corp.[a,b]	342,312	4,337,093
Ring Energy Inc.[a,b]	141,184	2,081,052
Rosetta Resources Inc.[a,b]	55,447	2,470,718
RSP Permian Inc.[a,b]	45,729	1,168,833
Sanchez Energy Corp.[a,b]	216,559	5,686,839
SemGroup Corp. Class A	300,456	25,018,971
Solazyme Inc.[a,b]	541,283	4,037,971
Synergy Resources Corp.[a,b]	472,102	5,754,923
TransAtlantic Petroleum Ltd.[a]	80,894	727,237
Triangle Petroleum Corp.[a,b]	300,505	3,308,560
Vertex Energy Inc.[a,b]	93,374	649,883
W&T Offshore Inc.	98,742	1,086,162

Security	Shares	Value

Western Refining Inc.	375,076	$15,749,441

		228,289,795
PAPER & FOREST PRODUCTS — 0.84%
Boise Cascade Co.[a]	277,920	8,376,509
Clearwater Paper Corp.[a,b]	143,788	8,643,097
Deltic Timber Corp.	78,140	4,869,685
KapStone Paper and Packaging Corp.[a]	596,433	16,682,231
Neenah Paper Inc.	60,446	3,232,652
P.H. Glatfelter Co.	114,537	2,514,087
Schweitzer-Mauduit International Inc.	33,750	1,394,212
Wausau Paper Corp.	278,435	2,207,990

		47,920,463
PERSONAL PRODUCTS — 0.17%
Female Health Co. (The)	106,091	370,257
IGI Laboratories Inc.[a]	223,744	2,085,294
Inter Parfums Inc.	8,056	221,540
Medifast Inc.[a]	93,896	3,082,606
Revlon Inc. Class Aa	18,864	597,800
Synutra International Inc.[a,b]	108,294	490,572
USANA Health Sciences Inc.[a,b]	42,103	3,101,307

		9,949,376
PHARMACEUTICALS — 3.30%
AcelRx Pharmaceuticals Inc.[a,b]	171,551	941,815
Achaogen Inc.[a,b]	47,776	428,073
Aerie Pharmaceuticals Inc.[a]	76,407	1,580,861
Akorn Inc.[a,b]	439,493	15,940,411
Alimera Sciences Inc.[a,b]	181,422	983,307
Amphastar Pharmaceuticals Inc.[a]	57,782	673,160
Ampio Pharmaceuticals Inc.[a,b]	294,898	1,040,990
ANI Pharmaceuticals Inc.[a,b]	50,095	1,416,687
Aratana Therapeutics Inc.[a]	201,962	2,027,699
Auxilium Pharmaceuticals Inc.[a,b]	355,513	10,612,063
AVANIR Pharmaceuticals Inc. Class Aa,b	1,209,246	14,414,212
Bio-Path Holdings Inc.[a]	508,137	1,021,355
BioDelivery Sciences International Inc.[a,b]	295,541	5,050,796
Catalent Inc.[a]	305,679	7,651,145
Cempra Inc.[a,b]	165,013	1,808,542
Corcept Therapeutics Inc.[a,b]	367,425	984,699
Depomed Inc.[a]	409,612	6,222,006
Egalet Corp.[a,b]	27,382	156,077
Endocyte Inc.[a,b]	267,400	1,625,792
Horizon Pharma PLC[a]	462,472	5,679,156
Impax Laboratories Inc.[a]	96,631	2,291,121
Intersect ENT Inc.[a]	23,968	371,504
Intra-Cellular Therapies Inc.[a,b]	118,401	1,623,278
Lannett Co. Inc.[a]	181,615	8,296,173
Medicines Co. (The)[a]	415,279	9,269,027
Nektar Therapeutics[a,b]	507,562	6,126,273
Omeros Corp.[a,b]	224,381	2,854,126
Pacira Pharmaceuticals Inc.[a,b]	251,387	24,364,428
Pain Therapeutics Inc.[a]	263,416	1,029,957
Pernix Therapeutics Holdings Inc.[a,b]	238,600	1,832,448
Phibro Animal Health Corp.	105,258	2,358,832
POZEN Inc.	197,890	1,452,513
Prestige Brands Holdings Inc.[a,b]	364,996	11,814,921
Relypsa Inc.[a,b]	120,120	2,533,331
Repros Therapeutics Inc.[a]	162,573	1,609,473

55

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

September 30, 2014

Security	Shares	Value

Revance Therapeutics Inc.[a,b]	37,196	$718,999
Sagent Pharmaceuticals Inc.[a,b]	124,172	3,861,749
SciClone Pharmaceuticals Inc.[a,b]	229,927	1,584,197
Sucampo Pharmaceuticals Inc. Class Aa,b	122,681	797,427
Supernus Pharmaceuticals Inc.[a,b]	211,209	1,835,406
TherapeuticsMD Inc.[a,b]	755,582	3,505,901
Theravance Biopharma Inc.[a]	156,184	3,600,041
Theravance Inc.[b]	547,478	9,356,399
VIVUS Inc.[a,b]	638,171	2,463,340
XenoPort Inc.[a,b]	43,568	234,396
Zogenix Inc.[a,b]	851,032	978,687
ZS Pharma Inc.[a]	41,618	1,632,674

		188,655,467
PROFESSIONAL SERVICES — 1.49%
Advisory Board Co. (The)[a,b]	257,782	12,010,063
Barrett Business Services Inc.	51,104	2,018,097
Corporate Executive Board Co. (The)	238,222	14,309,996
Corporate Resource Services Inc.[a,b]	121,581	182,372
Exponent Inc.	92,711	6,571,356
Franklin Covey Co.[a]	42,992	842,213
GP Strategies Corp.[a,b]	73,413	2,108,421
Hill International Inc.[a]	166,896	667,584
Huron Consulting Group Inc.[a]	16,651	1,015,211
Insperity Inc.	159,700	4,366,198
Kforce Inc.	192,554	3,768,282
Korn/Ferry International[a,b]	179,163	4,461,159
Mistras Group Inc.[a,b]	115,978	2,365,951
On Assignment Inc.[a,b]	382,741	10,276,596
Paylocity Holding Corp.[a,b]	17,798	349,731
RPX Corp.[a]	39,211	538,367
TriNet Group Inc.[a]	33,424	860,668
TrueBlue Inc.[a]	291,882	7,372,939
WageWorks Inc.[a,b]	247,213	11,255,608

		85,340,812
REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.71%
Alexander’s Inc.[b]	13,814	5,165,193
American Assets Trust Inc.	46,846	1,544,513
Aviv REIT Inc.[b]	10,700	281,945
CareTrust REIT Inc.[a]	130,337	1,863,819
CoreSite Realty Corp.[b]	147,705	4,855,063
DuPont Fabros Technology Inc.[b]	143,556	3,881,754
EastGroup Properties Inc.[b]	200,219	12,131,269
Empire State Realty Trust Inc. Class Ab	644,562	9,681,321
Glimcher Realty Trust	867,423	11,744,907
National Health Investors Inc.[b]	232,885	13,307,049
Potlatch Corp.[b]	286,321	11,512,967
PS Business Parks Inc.	69,713	5,307,948
QTS Realty Trust Inc. Class Ab	85,571	2,597,080
Ryman Hospitality Properties Inc.[b]	157,340	7,442,182
Sabra Healthcare REIT Inc.	312,766	7,606,469
Saul Centers Inc.[b]	60,182	2,812,907
Sovran Self Storage Inc.	201,813	15,006,815
Strategic Hotels & Resorts Inc.[a,b]	1,335,341	15,556,723
Sun Communities Inc.[b]	337,576	17,047,588
UMH Properties Inc.	17,164	163,058
Universal Health Realty Income Trust[b]	81,202	3,384,499
Urstadt Biddle Properties Inc. Class A	105,682	2,145,345

		155,040,414

Security	Shares	Value

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.43%
Altisource Asset Management Corp.[a]	8,166	$5,512,132
Altisource Portfolio Solutions SAa	102,680	10,350,144
Consolidated-Tomoka Land Co.	8,029	393,983
Forestar Group Inc.[a,b]	21,771	385,782
Kennedy-Wilson Holdings Inc.	38,789	929,384
St. Joe Co. (The)[a,b]	332,825	6,633,202
Tejon Ranch Co.[a,b]	6,363	178,419

		24,383,046
ROAD & RAIL — 0.96%
ArcBest Corp.	169,271	6,313,808
Celadon Group Inc.	9,726	189,171
Heartland Express Inc.	383,067	9,178,285
Knight Transportation Inc.[b]	420,523	11,518,125
Marten Transport Ltd.	72,262	1,286,986
P.A.M. Transportation Services Inc.[a,b]	4,178	151,453
Quality Distribution Inc.[a]	49,061	627,000
Roadrunner Transportation Systems Inc.[a,b]	72,799	1,659,089
Saia Inc.[a,b]	174,070	8,626,909
Swift Transportation Co.[a,b]	598,948	12,565,929
Universal Truckload Services Inc.	28,447	689,840
Werner Enterprises Inc.	67,287	1,695,632
YRC Worldwide Inc.[a,b]	36,817	748,122

		55,250,349
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.71%
Advanced Energy Industries Inc.[a,b]	265,315	4,985,269
Ambarella Inc.[a]	203,932	8,905,710
Amkor Technology Inc.[a]	314,069	2,641,320
Applied Micro Circuits Corp.[a,b]	556,688	3,896,816
Brooks Automation Inc.	32,837	345,117
Cabot Microelectronics Corp.[a]	143,141	5,933,194
Cascade Microtech Inc.[a]	5,563	56,353
Cavium Inc.[a,b]	372,625	18,530,641
Cirrus Logic Inc.[a,b]	130,595	2,722,906
Cypress Semiconductor Corp.	1,112,406	10,985,009
Diodes Inc.[a]	174,913	4,183,919
Entegris Inc.[a]	544,104	6,257,196
Entropic Communications Inc.[a]	41,234	109,682
Exar Corp.[a,b]	38,016	340,243
GT Advanced Technologies Inc.[a,b]	961,078	10,408,475
Inphi Corp.[a,b]	222,002	3,192,389
Integrated Device Technology Inc.[a]	690,148	11,007,861
Lattice Semiconductor Corp.[a,b]	833,388	6,250,410
M/A-COM Technology Solutions Holdings Inc.[a,b]	86,788	1,895,450
MaxLinear Inc. Class Aa	201,317	1,385,061
Micrel Inc.	315,436	3,794,695
Microsemi Corp.[a]	454,248	11,542,442
Monolithic Power Systems Inc.	272,363	11,997,590
Nanometrics Inc.[a,b]	91,525	1,382,027
NVE Corp.[a]	14,127	911,756
PDF Solutions Inc.[a,b]	214,707	2,707,455
PMC-Sierra Inc.[a]	386,993	2,886,968
Power Integrations Inc.	214,468	11,561,970
QuickLogic Corp.[a,b]	359,330	1,074,397
Rambus Inc.[a,b]	800,376	9,988,692
RF Micro Devices Inc.[a,b]	2,017,531	23,282,308
Rubicon Technology Inc.[a]	19,575	83,194
Rudolph Technologies Inc.[a]	29,694	268,731

56

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

September 30, 2014

Security	Shares	Value

Semtech Corp.[a,b]	474,220	$12,875,073
Silicon Image Inc.[a]	292,791	1,475,667
Silicon Laboratories Inc.[a,b]	211,856	8,609,828
Spansion Inc. Class Aa,b	424,849	9,682,309
Synaptics Inc.[a,b]	254,029	18,594,923
Tessera Technologies Inc.	219,913	5,845,287
TriQuint Semiconductor Inc.[a]	1,208,010	23,036,751
Ultra Clean Holdings Inc.[a]	64,326	575,718
Ultratech Inc.[a,b]	35,530	808,307
Vitesse Semiconductor Corp.[a,b]	364,852	1,313,467
Xcerra Corp.[a]	150,359	1,472,015

		269,804,591
SOFTWARE — 7.05%
A10 Networks Inc.[a,b]	80,400	732,444
ACI Worldwide Inc.[a,b]	801,952	15,044,620
Advent Software Inc.	363,189	11,462,245
American Software Inc. Class A	171,666	1,514,094
Aspen Technology Inc.[a,b]	649,142	24,485,636
AVG Technologies[a]	244,919	4,060,757
Barracuda Networks Inc.[a,b]	57,711	1,480,287
Blackbaud Inc.	325,690	12,796,360
Bottomline Technologies Inc.[a,b]	233,672	6,447,010
BroadSoft Inc.[a,b]	201,023	4,229,524
Callidus Software Inc.[a,b]	324,106	3,895,754
Cinedigm Corp.[a,b]	120,267	186,414
CommVault Systems Inc.[a,b]	332,732	16,769,693
Comverse Inc.[a,b]	158,268	3,534,124
Covisint Corp.[a,b]	2,692	11,172
Cyan Inc.[a,b]	190,113	593,153
Digimarc Corp.	45,186	935,802
Ellie Mae Inc.[a,b]	198,122	6,458,777
EPIQ Systems Inc.	13,478	236,674
ePlus Inc.[a]	1,662	93,155
Fair Isaac Corp.	226,455	12,477,671
FleetMatics Group PLC[a]	263,160	8,026,380
Gigamon Inc.[a,b]	173,449	1,816,011
Globant SAa	33,335	469,023
Glu Mobile Inc.[a,b]	574,772	2,971,571
Guidance Software Inc.[a]	123,308	829,863
Guidewire Software Inc.[a,b]	479,111	21,243,782
Imperva Inc.[a,b]	155,804	4,476,249
Infoblox Inc.[a,b]	328,283	4,842,174
Interactive Intelligence Group Inc.[a,b]	119,058	4,976,624
Jive Software Inc.[a]	300,892	1,754,200
Kofax Ltd.[a]	522,568	4,044,676
Manhattan Associates Inc.[a]	534,496	17,862,856
Mavenir Systems Inc.[a,b]	81,093	1,018,528
MicroStrategy Inc. Class Aa,b	63,896	8,360,153
MobileIron Inc.[a]	61,097	680,621
Model N Inc.[a,b]	93,739	924,267
Monotype Imaging Holdings Inc.	278,734	7,893,747
NetScout Systems Inc.[a,b]	256,832	11,762,906
Park City Group Inc.[a,b]	66,074	651,490
Pegasystems Inc.	251,740	4,810,751
Proofpoint Inc.[a,b]	260,246	9,665,536
PROS Holdings Inc.[a]	165,592	4,172,918
QAD Inc. Class A	36,369	677,191
QLIK Technologies Inc.[a,b]	632,142	17,093,120
Qualys Inc.[a,b]	142,280	3,784,648
Rally Software Development Corp.[a,b]	179,415	2,154,774
RealPage Inc.[a,b]	366,465	5,680,208

Security	Shares	Value

Rubicon Project Inc. (The)[a,b]	50,049	$587,075
Sapiens International Corp.[a]	28,176	208,502
Silver Spring Networks Inc.[a,b]	233,867	2,256,817
SS&C Technologies Holdings Inc.[a,b]	480,316	21,081,069
Synchronoss Technologies Inc.[a,b]	248,490	11,375,872
Take-Two Interactive Software Inc.[a]	44,972	1,037,504
Tangoe Inc.[a]	272,728	3,695,464
TiVo Inc.[a,b]	277,440	3,549,845
TubeMogul Inc.[a]	9,055	104,133
Tyler Technologies Inc.[a,b]	232,768	20,576,691
Ultimate Software Group Inc. (The)[a,b]	199,851	28,280,915
Varonis Systems Inc.[a,b]	33,638	709,762
Vasco Data Security International Inc.[a]	209,890	3,941,734
Verint Systems Inc.[a,b]	398,541	22,162,865
VirnetX Holding Corp.[a,b]	297,690	1,786,140
Vringo Inc.[a,b]	426,691	403,308
Zendesk Inc.[a,b]	74,532	1,609,146

		403,456,475
SPECIALTY RETAIL — 3.41%
America’s Car-Mart Inc.[a,b]	8,222	325,509
ANN INC.[a]	329,968	13,571,584
Asbury Automotive Group Inc.[a,b]	216,055	13,918,263
Brown Shoe Co. Inc.	148,551	4,030,189
Buckle Inc. (The)[b]	198,870	9,026,709
Build-A-Bear Workshop Inc.[a,b]	61,282	801,569
Cato Corp. (The) Class A	28,503	982,213
Christopher & Banks Corp.[a,b]	258,234	2,553,934
Conn’s Inc.[a,b]	195,038	5,903,800
Container Store Group Inc. (The)[a,b]	122,500	2,666,825
Destination Maternity Corp.	13,101	202,280
Destination XL Group Inc.[a,b]	42,386	200,062
Express Inc.[a,b]	34,418	537,265
Finish Line Inc. (The) Class A	86,302	2,160,139
Five Below Inc.[a,b]	382,587	15,154,271
Francesca’s Holdings Corp.[a,b]	297,227	4,140,372
Genesco Inc.[a,b]	14,639	1,094,265
Group 1 Automotive Inc.	31,757	2,309,052
hhgregg Inc.[a,b]	31,578	199,257
Hibbett Sports Inc.[a,b]	182,153	7,765,182
Kirkland’s Inc.[a,b]	59,439	957,562
Lithia Motors Inc. Class A	160,764	12,168,227
Lumber Liquidators Holdings Inc.[a,b]	193,482	11,101,997
Mattress Firm Holding Corp.[a,b]	105,326	6,325,880
Men’s Wearhouse Inc. (The)	268,935	12,699,111
Monro Muffler Brake Inc.	221,795	10,763,711
New York & Co. Inc.[a]	92,332	279,766
Outerwall Inc.[a,b]	143,708	8,062,019
Pacific Sunwear of California Inc.[a]	281,684	507,031
Pier 1 Imports Inc.	669,985	7,966,122
Restoration Hardware Holdings Inc.[a,b]	219,877	17,491,215
Select Comfort Corp.[a,b]	382,935	8,011,000
Sportsman’s Warehouse Holdings Inc.[a,b]	25,054	168,739
Tile Shop Holdings Inc. (The)[a,b]	200,989	1,859,148
Vitamin Shoppe Inc.[a]	108,903	4,834,204
Winmark Corp.	16,373	1,203,416
Zumiez Inc.[a,b]	116,569	3,275,589

		195,217,477

57

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

September 30, 2014

Security	Shares	Value

TEXTILES, APPAREL & LUXURY GOODS — 1.51%
Columbia Sportswear Co.	130,156	$4,656,982
Crocs Inc.[a,b]	77,591	976,095
Culp Inc.	8,056	146,216
G-III Apparel Group Ltd.[a]	135,123	11,196,292
Iconix Brand Group Inc.[a,b]	110,816	4,093,543
Movado Group Inc.	59,168	1,956,094
Oxford Industries Inc.	102,932	6,277,823
Quiksilver Inc.[a,b]	603,614	1,038,216
Sequential Brands Group Inc.[a,b]	97,329	1,216,613
SKECHERS U.S.A. Inc. Class Aa	203,662	10,857,221
Steven Madden Ltd.[a,b]	410,626	13,234,476
Tumi Holdings Inc.[a]	357,498	7,275,084
Vera Bradley Inc.[a,b]	155,478	3,215,285
Vince Holding Corp.[a]	79,485	2,405,216
Wolverine World Wide Inc.	715,258	17,924,365

		86,469,521
THRIFTS & MORTGAGE FINANCE — 0.50%
BofI Holding Inc.[a,b]	100,198	7,285,397
Essent Group Ltd.[a]	295,353	6,323,508
Kearny Financial Corp.[a]	9,695	129,234
Meridian Bancorp Inc.[a,b]	147,286	1,555,340
MGIC Investment Corp.[a]	992,780	7,753,612
Radian Group Inc.	271,449	3,870,863
Stonegate Mortgage Corp.[a,b]	14,532	188,771
Tree.com Inc.[a]	19,604	703,587
United Financial Bancorp Inc.	58,032	736,426

		28,546,738
TOBACCO — 0.13%
22nd Century Group Inc.[a,b]	284,606	717,207
Vector Group Ltd.	305,976	6,786,548

		7,503,755
TRADING COMPANIES & DISTRIBUTORS — 1.03%
Aceto Corp.	29,847	576,644
Aircastle Ltd.	137,526	2,249,925
Applied Industrial Technologies Inc.	106,464	4,860,082
Beacon Roofing Supply Inc.[a,b]	76,664	1,953,399
DXP Enterprises Inc.[a,b]	91,550	6,745,404
General Finance Corp.[a]	76,663	680,001
H&E Equipment Services Inc.	220,657	8,888,064
Kaman Corp.	99,388	3,905,948
Rush Enterprises Inc. Class Aa,b	202,950	6,788,678
Stock Building Supply Holdings Inc.[a,b]	100,895	1,585,060
TAL International Group Inc.	82,529	3,404,321
Textainer Group Holdings Ltd.	38,664	1,203,224
Titan Machinery Inc.[a,b]	18,950	246,161
Watsco Inc.	182,135	15,696,394

		58,783,305
TRANSPORTATION INFRASTRUCTURE — 0.02%
Wesco Aircraft Holdings Inc.[a]	58,513	1,018,126

		1,018,126
WATER UTILITIES — 0.04%
American States Water Co.	18,525	563,530
SJW Corp.	21,831	586,599

Security	Shares	Value

York Water Co. (The)	55,841	$1,116,820

		2,266,949
WIRELESS TELECOMMUNICATION SERVICES — 0.12%
Leap Wireless International Inc.	88,918	224,073
NTELOS Holdings Corp.	51,602	549,045
RingCentral Inc. Class Aa,b	199,437	2,534,844
Shenandoah Telecommunications Co.	144,561	3,586,559

		6,894,521

TOTAL COMMON STOCKS (Cost: $5,998,740,469)		5,716,921,704

WARRANTS — 0.00%

OIL, GAS & CONSUMABLE FUELS — 0.00%
Magnum Hunter Resources Corp. (Expires 04/15/16)[a,b]	39,666	—

		—

TOTAL WARRANTS (Cost: $0)		—

SHORT-TERM INVESTMENTS — 23.47%

MONEY MARKET FUNDS — 23.47%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	1,215,878,735	1,215,878,735
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	75,385,395	75,385,395
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	52,267,499	52,267,499

		1,343,531,629

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,343,531,629)		1,343,531,629

TOTAL INVESTMENTS IN SECURITIES — 123.34% (Cost: $7,342,272,098)		7,060,453,333
Other Assets, Less Liabilities — (23.34)%		(1,336,280,300)

NET ASSETS — 100.00%		$5,724,173,033

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

58

Schedule of Investments  (Unaudited)

iSHARES® RUSSELL 2000 VALUE ETF

September 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.79%

AEROSPACE & DEFENSE — 2.45%
AAR Corp.	265,202	$6,404,628
AeroVironment Inc.[a]	58,656	1,763,786
American Science and Engineering Inc.	46,925	2,598,707
Cubic Corp.	130,088	6,088,118
Curtiss-Wright Corp.	240,489	15,853,035
DigitalGlobe Inc.[a,b]	508,098	14,480,793
Ducommun Inc.[a]	45,328	1,242,440
Engility Holdings Inc.[a]	119,007	3,709,448
Erickson Inc.[a,b]	41,016	532,798
Esterline Technologies Corp.[a,b]	214,287	23,843,714
Keyw Holding Corp. (The)[a,b]	221,630	2,453,444
Kratos Defense & Security Solutions Inc.[a,b]	303,148	1,988,651
LMI Aerospace Inc.[a,b]	70,824	906,547
Moog Inc. Class Aa	277,479	18,979,564
National Presto Industries Inc.[b]	32,774	1,989,710
Orbital Sciences Corp.[a]	407,820	11,337,396
SIFCO Industries Inc.	13,726	413,153
Teledyne Technologies Inc.[a]	195,386	18,368,238

		132,954,170
AIR FREIGHT & LOGISTICS — 0.47%
Air Transport Services Group Inc.[a]	354,354	2,579,697
Atlas Air Worldwide Holdings Inc.[a,b]	168,819	5,574,403
UTi Worldwide Inc.[a]	612,845	6,514,542
XPO Logistics Inc.[a,b]	283,859	10,692,969

		25,361,611
AIRLINES — 0.40%
JetBlue Airways Corp.[a,b]	1,438,162	15,273,281
Republic Airways Holdings Inc.[a]	337,300	3,747,403
SkyWest Inc.	346,398	2,694,976

		21,715,660
AUTO COMPONENTS — 0.77%
Cooper Tire & Rubber Co.	387,602	11,124,177
Cooper-Standard Holding Inc.[a]	86,242	5,381,501
Dana Holding Corp.	529,817	10,156,592
Federal-Mogul Holdings Corp.[a]	195,309	2,904,245
Fuel Systems Solutions Inc.[a,b]	96,168	856,857
Modine Manufacturing Co.[a,b]	229,427	2,723,298
Remy International Inc.	89,804	1,843,676
Shiloh Industries Inc.[a]	3,259	55,436
Spartan Motors Inc.	234,001	1,092,785
Standard Motor Products Inc.	54,066	1,861,492
Stoneridge Inc.[a,b]	44,014	496,038
Strattec Security Corp.	5,030	409,191
Superior Industries International Inc.	160,108	2,806,693

		41,711,981
BEVERAGES — 0.01%
Coca-Cola Bottling Co. Consolidated	2,679	199,934
Craft Brew Alliance Inc.[a,b]	13,903	200,203

		400,137

Security	Shares	Value

BIOTECHNOLOGY — 0.79%
ACADIA Pharmaceuticals Inc.[a,b]	42,174	$1,044,228
Achillion Pharmaceuticals Inc.[a,b]	512,059	5,110,349
Adamas Pharmaceuticals Inc.[a,b]	1,521	28,321
Agenus Inc.[a]	88,130	274,084
AMAG Pharmaceuticals Inc.[a]	48,111	1,535,222
Anacor Pharmaceuticals Inc.[a,b]	142,177	3,479,071
Ardelyx Inc.[a]	4,149	58,957
Array BioPharma Inc.[a,b]	166,460	594,262
Avalanche Biotechnologies Inc.[a]	5,806	198,507
BioCryst Pharmaceuticals Inc.[a,b]	97,808	956,562
Celldex Therapeutics Inc.[a,b]	56,909	737,541
Cellular Dynamics International Inc.[a,b]	4,390	30,862
ChemoCentryx Inc.[a,b]	185,330	833,985
Cytokinetics Inc.[a]	234,402	825,095
Cytori Therapeutics Inc.[a,b]	147,246	99,538
CytRx Corp.[a,b]	270,598	687,319
Dynavax Technologies Corp.[a,b]	1,781,012	2,546,847
Emergent BioSolutions Inc.[a,b]	172,136	3,668,218
Geron Corp.[a,b]	1,064,099	2,128,198
Hyperion Therapeutics Inc.[a,b]	18,818	474,590
Idera Pharmaceuticals Inc.[a,b]	35,896	82,202
Immune Design Corp.[a]	5,127	90,543
Immunomedics Inc.[a,b]	33,898	126,101
Inovio Pharmaceuticals Inc.[a,b]	45,240	445,614
Kite Pharma Inc.[a]	7,260	206,910
Lexicon Pharmaceuticals Inc.[a,b]	128,016	180,503
Loxo Oncology Inc.[a]	3,042	39,941
Merrimack Pharmaceuticals Inc.[a,b]	37,253	327,081
Navidea Biopharmaceuticals Inc.[a,b]	223,646	295,213
NeoStem Inc.[a,b]	87,558	484,196
NPS Pharmaceuticals Inc.[a]	49,773	1,294,098
Osiris Therapeutics Inc.[a,b]	11,429	143,891
Otonomy Inc.[a]	6,051	145,224
OvaScience Inc.[a,b]	104,562	1,735,729
Peregrine Pharmaceuticals Inc.[a]	83,700	113,832
Progenics Pharmaceuticals Inc.[a,b]	361,004	1,873,611
Prothena Corp. PLC[a]	133,030	2,947,945
PTC Therapeutics Inc.[a,b]	19,253	847,324
Radius Health Inc.[a]	4,760	99,960
Rigel Pharmaceuticals Inc.[a]	593,707	1,151,792
Sage Therapeutics Inc.[a]	4,842	152,523
Spectrum Pharmaceuticals Inc.[a,b]	338,886	2,758,532
T2 Biosystems Inc.[a]	7,429	134,391
Threshold Pharmaceuticals Inc.[a,b]	19,819	71,547
Verastem Inc.[a,b]	125,431	1,068,672
XOMA Corp.[a,b]	101,705	428,178
Zafgen Inc.[a]	5,806	114,088

		42,671,397
BUILDING PRODUCTS — 0.68%
Advanced Drainage Systems Inc.[a]	36,651	767,838
Apogee Enterprises Inc.	80,661	3,210,308
Gibraltar Industries Inc.[a,b]	209,144	2,863,181
Griffon Corp.	213,266	2,429,100
Insteel Industries Inc.	9,142	187,960
Masonite International Corp.[a,b]	171,663	9,506,697
Ply Gem Holdings Inc.[a,b]	22,280	241,515

59

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

September 30, 2014

Security	Shares	Value

Quanex Building Products Corp.	236,859	$4,284,779
Simpson Manufacturing Co. Inc.	258,821	7,544,632
Universal Forest Products Inc.	134,181	5,730,871

		36,766,881
CAPITAL MARKETS — 1.72%
Actua Corp.[a]	279,002	4,469,612
Arlington Asset Investment Corp. Class Ab	150,250	3,817,852
BGC Partners Inc. Class A	846,900	6,292,467
Calamos Asset Management Inc. Class A	115,804	1,305,111
CIFC Corp.	38,721	350,425
CorEnergy Infrastructure Trust Inc.	214,350	1,603,338
Cowen Group Inc. Class Aa,b	780,324	2,926,215
FBR & Co.[a]	54,321	1,494,914
FXCM Inc. Class A	308,662	4,892,293
GFI Group Inc.	518,982	2,807,693
INTL FCStone Inc.[a,b]	80,531	1,394,797
Investment Technology Group Inc.[a,b]	244,055	3,846,307
Janus Capital Group Inc.	1,006,887	14,640,137
KCG Holdings Inc. Class Aa	305,262	3,092,304
Manning & Napier Inc.	92,601	1,554,771
Moelis & Co.	43,652	1,490,716
Oppenheimer Holdings Inc. Class A	69,040	1,398,060
Piper Jaffray Companies Inc.[a,b]	108,886	5,688,205
Safeguard Scientifics Inc.[a,b]	139,903	2,574,215
Stifel Financial Corp.[a]	441,031	20,679,943
SWS Group Inc.[a,b]	198,728	1,369,236
Walter Investment Management Corp.[a,b]	251,881	5,528,788

		93,217,399
CHEMICALS — 2.29%
A. Schulman Inc.	149,542	5,407,439
Advanced Emissions Solutions Inc.[a,b]	7,512	159,780
American Vanguard Corp.	194,797	2,181,726
Axiall Corp.	470,944	16,864,505
Chase Corp.	4,860	151,243
FutureFuel Corp.	121,361	1,442,982
Hawkins Inc.	60,698	2,182,700
Innophos Holdings Inc.	62,435	3,439,544
Innospec Inc.	130,862	4,697,946
Intrepid Potash Inc.[a,b]	373,130	5,764,859
KMG Chemicals Inc.	65,101	1,059,844
Kraton Performance Polymers Inc.[a]	222,190	3,957,204
Kronos Worldwide Inc.	124,607	1,717,085
Landec Corp.[a,b]	181,454	2,222,812
LSB Industries Inc.[a,b]	130,978	4,677,224
Minerals Technologies Inc.	167,498	10,336,302
Olin Corp.	532,056	13,434,414
OM Group Inc.	214,874	5,575,980
Quaker Chemical Corp.	27,448	1,967,747
Sensient Technologies Corp.	313,780	16,426,383
Stepan Co.	70,484	3,128,080
Taminco Corp.[a,b]	32,059	836,740
Trecora Resources[a,b]	13,407	165,979
Tredegar Corp.	168,374	3,099,765
Trinseo SAa	60,059	944,728
Tronox Ltd. Class A	413,389	10,768,783
Zep Inc.	113,241	1,587,639

		124,199,433

Security	Shares	Value

COMMERCIAL BANKS — 14.17%
1st Source Corp.	101,683	$2,895,932
1st United Bancorp Inc.	200,339	1,706,888
American National Bankshares Inc.	53,665	1,220,879
Ameris Bancorp	170,564	3,743,880
Ames National Corp.	55,940	1,250,259
Arrow Financial Corp.	74,155	1,859,066
BancFirst Corp.	48,254	3,018,770
Banco Latinoamericano de Comercio Exterior SA Class E	198,978	6,104,645
Bancorp Inc. (The)[a,b]	224,285	1,926,608
BancorpSouth Inc.	646,668	13,023,894
Bank of Kentucky Financial Corp. (The)	42,620	1,970,323
Bank of Marin Bancorp	40,110	1,840,648
Banner Corp.	130,744	5,029,722
BBCN Bancorp Inc.	533,664	7,786,158
Blue Hills Bancorp Inc.[a]	193,319	2,536,345
BNC Bancorp	135,327	2,119,221
Boston Private Financial Holdings Inc.	536,256	6,644,212
Bridge Bancorp Inc.	78,871	1,865,299
Bridge Capital Holdings[a,b]	67,229	1,528,787
Bryn Mawr Bank Corp.	92,766	2,628,061
C1 Financial Inc.[a]	22,098	400,637
Camden National Corp.	50,329	1,761,515
Capital Bank Financial Corp.[a,b]	164,295	3,923,365
Capital City Bank Group Inc.	72,256	978,346
Cardinal Financial Corp.	205,641	3,510,292
Cascade Bancorp[a]	210,706	1,064,065
Cathay General Bancorp	536,163	13,312,927
CenterState Banks Inc.	235,131	2,433,606
Central Pacific Financial Corp.	114,472	2,052,483
Century Bancorp Inc. Class A	23,673	819,559
Chemical Financial Corp.	220,417	5,927,013
Citizens & Northern Corp.	84,336	1,602,384
City Holding Co.	106,431	4,483,938
CNB Financial Corp.	98,139	1,540,782
CoBiz Financial Inc.	243,083	2,717,668
Columbia Banking System Inc.	353,590	8,772,568
Community Bank System Inc.	273,612	9,190,627
Community Trust Bancorp Inc.	105,950	3,563,098
CommunityOne Bancorp.[a]	73,477	648,067
ConnectOne Bancorp Inc.	154,903	2,950,902
CU Bancorp[a,b]	67,754	1,273,775
Customers Bancorp Inc.[a,b]	172,092	3,090,772
CVB Financial Corp.	712,987	10,231,363
Eagle Bancorp Inc.[a,b]	40,311	1,282,696
Enterprise Bancorp Inc.	50,764	956,394
Enterprise Financial Services Corp.	133,974	2,240,045
F.N.B. Corp.	1,169,170	14,018,348
FCB Financial Holdings Inc.[a]	55,958	1,270,806
Fidelity Southern Corp.	112,381	1,539,620
Financial Institutions Inc.	93,951	2,112,018
First Bancorp (North Carolina)	133,569	2,139,775
First Bancorp (Puerto Rico)[a]	706,293	3,354,892
First Bancorp Inc. (Maine)	65,132	1,085,750
First Busey Corp.	491,596	2,738,190
First Business Financial Services Inc.[b]	26,730	1,173,447
First Citizens BancShares Inc. Class A	50,953	11,037,948
First Commonwealth Financial Corp.	628,664	5,274,491
First Community Bancshares Inc.	111,086	1,587,419
First Connecticut Bancorp Inc.	109,601	1,589,214
First Financial Bancorp	386,425	6,117,108
First Financial Bankshares Inc.	192,597	5,352,271

60

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

September 30, 2014

Security	Shares	Value

First Financial Corp.	77,860	$2,409,767
First Interstate BancSystem Inc.	122,732	3,260,989
First Merchants Corp.	240,530	4,861,111
First Midwest Bancorp Inc.	505,555	8,134,380
First NBC Bank Holding Co.[a,b]	101,175	3,313,481
First of Long Island Corp. (The)	54,588	1,880,557
FirstMerit Corp.	1,113,739	19,601,806
Flushing Financial Corp.	205,103	3,747,232
German American Bancorp Inc.	89,590	2,312,318
Glacier Bancorp Inc.	501,451	12,967,523
Great Southern Bancorp Inc.	70,237	2,130,991
Green Bancorp Inc.[a]	31,836	545,987
Guaranty Bancorp	100,042	1,351,567
Hampton Roads Bankshares Inc.[a,b]	232,244	355,333
Hancock Holding Co.	554,197	17,762,014
Hanmi Financial Corp.	215,853	4,351,596
Heartland Financial USA Inc.	106,661	2,547,065
Heritage Commerce Corp.	141,352	1,160,500
Heritage Financial Corp.	204,669	3,241,957
Heritage Oaks Bancorp	152,253	1,065,771
Home Bancshares Inc.	70,866	2,084,169
HomeTrust Bancshares Inc.[a]	141,454	2,066,643
Horizon Bancorp	62,451	1,438,871
Hudson Valley Holding Corp.	99,945	1,814,002
IBERIABANK Corp.	211,599	13,227,053
Independent Bank Corp. (Massachusetts)	159,911	5,712,021
Independent Bank Corp. (Michigan)	134,765	1,606,399
Independent Bank Group Inc.	35,439	1,681,581
International Bancshares Corp.	365,879	9,024,406
Investors Bancorp Inc.	2,125,617	21,532,500
Lakeland Bancorp Inc.	257,101	2,509,306
Lakeland Financial Corp.	112,089	4,203,337
Macatawa Bank Corp.	177,921	854,021
MainSource Financial Group Inc.	138,539	2,389,798
MB Financial Inc.	447,148	12,377,057
Mercantile Bank Corp.	114,122	2,174,024
Merchants Bancshares Inc.	34,975	985,945
Metro Bancorp Inc.[a]	96,168	2,332,074
MidSouth Bancorp Inc.	56,566	1,057,784
MidWestOne Financial Group Inc.	47,378	1,090,168
National Bank Holdings Corp. Class A	274,812	5,254,405
National Bankshares Inc.	47,146	1,308,773
National Penn Bancshares Inc.	789,063	7,661,802
NBT Bancorp Inc.	292,858	6,595,162
NewBridge Bancorp[a]	227,805	1,729,040
Northrim BanCorp Inc.	46,352	1,225,083
OFG Bancorp	305,103	4,570,443
Old Line Bancshares Inc.	56,772	878,831
Old National Bancorp	772,555	10,020,038
OmniAmerican Bancorp Inc.	78,369	2,036,810
Opus Bank[a,b]	34,731	1,063,811
Pacific Continental Corp.	121,993	1,567,610
Pacific Premier Bancorp Inc.[a]	116,867	1,641,981
Palmetto Bancshares Inc.	30,475	430,917
Park National Corp.	85,757	6,467,793
Park Sterling Corp.	302,958	2,008,612
Peapack-Gladstone Financial Corp.	81,658	1,429,015
Penns Woods Bancorp Inc.	32,709	1,381,955
Peoples Bancorp Inc.	73,937	1,756,004
Peoples Financial Services Corp.[b]	51,143	2,352,067
Pinnacle Financial Partners Inc.	239,130	8,632,593
Preferred Bank[a]	79,562	1,791,736
PrivateBancorp Inc.	482,339	14,426,759

Security	Shares	Value

Prosperity Bancshares Inc.	469,733	$26,854,636
Renasant Corp.	210,694	5,699,273
Republic Bancorp Inc. Class A	67,275	1,593,745
Republic First Bancorp Inc.[a,b]	209,579	815,262
S&T Bancorp Inc.	201,437	4,725,712
Sandy Spring Bancorp Inc.	169,884	3,888,645
Seacoast Banking Corp. of Florida[a]	134,028	1,464,926
ServisFirst Bancshares Inc.	10,467	301,450
Sierra Bancorp	82,421	1,381,376
Simmons First National Corp. Class A	110,583	4,259,657
South State Corp.	162,260	9,073,579
Southside Bancshares Inc.[b]	127,636	4,243,897
Southwest Bancorp Inc.	134,214	2,201,110
Square 1 Financial Inc.[a,b]	32,075	616,802
State Bank Financial Corp.	217,791	3,536,926
Sterling Bancorp	560,762	7,172,146
Stock Yards Bancorp Inc.	99,416	2,992,422
Stonegate Bank	67,438	1,736,528
Suffolk Bancorp	78,510	1,523,879
Sun Bancorp Inc. (New Jersey)[a,b]	57,588	1,042,919
Susquehanna Bancshares Inc.	1,263,434	12,634,340
Talmer Bancorp Inc. Class A	121,444	1,679,571
Texas Capital Bancshares Inc.[a,b]	187,571	10,819,095
Tompkins Financial Corp.	100,716	4,439,561
TowneBank	200,286	2,719,884
TriCo Bancshares	109,347	2,473,429
Tristate Capital Holdings Inc.[a,b]	149,611	1,356,972
Trustmark Corp.	454,045	10,458,927
UMB Financial Corp.	254,082	13,860,173
Umpqua Holdings Corp.	1,122,112	18,481,185
Union Bankshares Corp.	310,371	7,169,570
United Bankshares Inc.	465,168	14,387,646
United Community Banks Inc.	334,480	5,505,541
Univest Corp. of Pennsylvania	110,166	2,065,612
Valley National Bancorp	1,349,956	13,081,074
ViewPoint Financial Group	238,974	5,721,038
Washington Trust Bancorp Inc.	99,572	3,284,880
Webster Financial Corp.	608,301	17,725,891
WesBanco Inc.	175,687	5,374,265
West Bancorporation Inc.	108,460	1,532,540
Westamerica Bancorp[b]	176,754	8,222,596
Western Alliance Bancorp[a]	235,200	5,621,280
Wilshire Bancorp Inc.	476,200	4,395,326
Wintrust Financial Corp.	313,407	13,999,891
Yadkin Financial Corp.[a,b]	137,905	2,504,355

		769,853,657
COMMERCIAL SERVICES & SUPPLIES — 2.32%
ABM Industries Inc.	375,800	9,654,302
ACCO Brands Corp.[a,b]	762,818	5,263,444
Brady Corp. Class A	322,078	7,227,430
Brink’s Co. (The)	324,923	7,811,149
Casella Waste Systems Inc. Class Aa	29,207	112,447
CECO Environmental Corp.	142,543	1,910,076
Cenveo Inc.[a,b]	235,430	581,512
Civeo Corp.	632,321	7,341,247
Deluxe Corp.	163,156	8,999,685
EnerNOC Inc.[a,b]	137,505	2,332,085
Ennis Inc.	177,274	2,334,699
G&K Services Inc. Class A	133,817	7,410,785
Heritage-Crystal Clean Inc.[a,b]	6,029	89,591
HNI Corp.	23,527	846,737

61

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

September 30, 2014

Security	Shares	Value

InnerWorkings Inc.[a]	223,551	$1,808,528
Kimball International Inc. Class B	232,658	3,501,503
McGrath RentCorp	173,152	5,921,798
Mobile Mini Inc.	289,684	10,130,250
Multi-Color Corp.	44,526	2,025,042
NL Industries Inc.	46,345	341,099
Performant Financial Corp.[a]	10,892	88,007
Quad Graphics Inc.	187,350	3,606,488
SP Plus Corp.[a]	6,771	128,378
Tetra Tech Inc.	409,777	10,236,229
UniFirst Corp.	99,247	9,586,268
United Stationers Inc.	264,986	9,955,524
Viad Corp.	138,603	2,862,152
West Corp.	123,639	3,642,405

		125,748,860
COMMUNICATIONS EQUIPMENT — 0.90%
ADTRAN Inc.	185,392	3,806,098
Bel Fuse Inc. Class B	68,025	1,682,939
Black Box Corp.	105,512	2,460,540
Calix Inc.[a,b]	281,012	2,689,285
Comtech Telecommunications Corp.	103,913	3,860,368
Digi International Inc.[a]	172,168	1,291,260
Emulex Corp.[a,b]	477,733	2,360,001
Extreme Networks Inc.[a,b]	207,122	992,114
Finisar Corp.[a,b]	40,099	666,846
Harmonic Inc.[a,b]	554,525	3,515,689
Infinera Corp.[a,b]	126,145	1,345,967
Ixia[a,b]	345,310	3,156,133
KVH Industries Inc.[a,b]	20,005	226,457
NETGEAR Inc.[a]	245,067	7,658,344
Numerex Corp. Class Aa,b	17,724	185,748
Oclaro Inc.[a]	634,275	907,013
Oplink Communications Inc.	117,442	1,975,374
Plantronics Inc.	34,016	1,625,284
Polycom Inc.[a]	502,203	6,169,564
Procera Networks Inc.[a,b]	120,621	1,155,549
TESSCO Technologies Inc.	36,515	1,058,570

		48,789,143
COMPUTERS & PERIPHERALS — 0.19%
Eastman Kodak Co.[a]	119,603	2,627,678
Intevac Inc.[a,b]	161,957	1,080,253
QLogic Corp.[a]	582,961	5,339,923
Quantum Corp.[a,b]	883,184	1,024,493

		10,072,347
CONSTRUCTION & ENGINEERING — 1.08%
Aegion Corp.[a,b]	230,420	5,126,845
Ameresco Inc. Class Aa	134,884	923,956
Argan Inc.	51,564	1,721,206
Comfort Systems USA Inc.	206,910	2,803,631
Dycom Industries Inc.[a]	25,372	779,174
EMCOR Group Inc.	453,166	18,108,513
Granite Construction Inc.	262,625	8,354,101
Great Lakes Dredge & Dock Corp.[a]	375,998	2,323,668
Layne Christensen Co.[a,b]	134,544	1,306,422
MYR Group Inc.[a,b]	144,476	3,478,982
Northwest Pipe Co.[a,b]	64,482	2,198,836
Orion Marine Group Inc.[a,b]	185,956	1,855,841

Security	Shares	Value

Pike Corp.[a]	185,767	$2,208,770
Sterling Construction Co. Inc.[a,b]	118,808	911,257
Tutor Perini Corp.[a,b]	249,858	6,596,251

		58,697,453
CONSTRUCTION MATERIALS — 0.00%
United States Lime & Minerals Inc.	1,008	58,595

		58,595
CONSUMER FINANCE — 0.62%
Cash America International Inc.	188,909	8,274,214
Consumer Portfolio Services Inc.[a,b]	142,332	912,348
Encore Capital Group Inc.[a,b]	55,388	2,454,242
EZCORP Inc. Class A NVS[a,b]	348,537	3,454,002
Green Dot Corp. Class Aa,b	211,018	4,460,921
JG Wentworth Co.[b]	79,780	988,474
Nelnet Inc. Class A	139,369	6,005,410
Nicholas Financial Inc.	70,138	812,899
Regional Management Corp.[a]	72,298	1,297,749
Springleaf Holdings Inc.[a,b]	163,979	5,235,850

		33,896,109
CONTAINERS & PACKAGING — 0.14%
AEP Industries Inc.[a]	3,128	118,457
Berry Plastics Group Inc.[a,b]	261,380	6,597,231
UFP Technologies Inc.[a,b]	41,211	905,818

		7,621,506
DISTRIBUTORS — 0.18%
Core-Mark Holding Co. Inc.	138,414	7,341,479
VOXX International Corp.[a,b]	132,171	1,229,190
Weyco Group Inc.	44,804	1,125,028

		9,695,697
DIVERSIFIED CONSUMER SERVICES — 0.88%
2U Inc.[a,b]	42,345	660,158
American Public Education Inc.[a]	6,624	178,782
Ascent Media Corp. Class Aa,b	92,841	5,589,028
Bridgepoint Education Inc.[a,b]	112,050	1,250,478
Career Education Corp.[a,b]	455,480	2,313,838
Carriage Services Inc.	90,829	1,574,067
Education Management Corp.[a,b]	124,695	135,918
Houghton Mifflin Harcourt Co.[a,b]	734,059	14,270,107
ITT Educational Services Inc.[a,b]	145,835	625,632
K12 Inc.[a]	134,433	2,145,551
Matthews International Corp. Class A	200,504	8,800,121
Regis Corp.	291,336	4,649,723
Steiner Leisure Ltd.[a,b]	99,620	3,744,716
Universal Technical Institute Inc.	147,090	1,375,291
Weight Watchers International Inc.[b]	15,192	416,868

		47,730,278
DIVERSIFIED FINANCIAL SERVICES — 0.31%
GAIN Capital Holdings Inc.	156,850	999,134
Marlin Business Services Corp.	56,818	1,040,906
NewStar Financial Inc.[a,b]	181,204	2,036,733
PHH Corp.[a,b]	385,691	8,624,050

62

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

September 30, 2014

Security	Shares	Value

PICO Holdings Inc.[a,b]	154,223	$3,076,749
Resource America Inc. Class A	91,306	850,059
Tiptree Financial Inc.[b]	53,084	438,474

		17,066,105
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.74%
8x8 Inc.[a]	407,438	2,721,686
Atlantic Tele-Network Inc.	63,553	3,425,507
Cincinnati Bell Inc.[a]	1,082,819	3,649,100
Consolidated Communications Holdings Inc.	101,808	2,550,290
Fairpoint Communications Inc.[a]	30,110	456,769
Globalstar Inc.[a,b]	1,840,393	6,735,838
Hawaiian Telcom Holdco Inc.[a,b]	71,805	1,844,670
IDT Corp. Class B	12,536	201,328
inContact Inc.[a,b]	39,905	346,974
Intelsat SAa,b	137,563	2,357,830
Iridium Communications Inc.[a,b]	538,100	4,762,185
Lumos Networks Corp.	19,744	320,840
magicJack VocalTec Ltd.[a,b]	8,716	85,853
ORBCOMM Inc.[a,b]	302,092	1,737,029
Premiere Global Services Inc.[a,b]	278,682	3,335,824
Spok Holdings Inc.	146,933	1,911,598
Vonage Holdings Corp.[a]	1,180,985	3,873,631

		40,316,952
ELECTRIC UTILITIES — 2.52%
ALLETE Inc.	285,224	12,661,093
Cleco Corp.	406,556	19,575,672
El Paso Electric Co.	271,229	9,913,420
Empire District Electric Co. (The)	289,729	6,996,955
IDACORP Inc.	338,819	18,164,087
MGE Energy Inc.	232,976	8,680,686
NRG Yield Inc. Class A	160,210	7,537,881
Otter Tail Corp.	244,420	6,518,681
PNM Resources Inc.	536,375	13,361,101
Portland General Electric Co.	526,552	16,912,850
Spark Energy Inc.Class A	19,293	335,120
UIL Holdings Corp.	380,698	13,476,709
Unitil Corp.	94,159	2,927,403

		137,061,658
ELECTRICAL EQUIPMENT — 0.71%
Encore Wire Corp.	33,727	1,250,934
EnerSys	240,457	14,100,399
Franklin Electric Co. Inc.	23,914	830,772
General Cable Corp.	325,176	4,903,654
Global Power Equipment Group Inc.	116,087	1,729,696
GrafTech International Ltd.[a,b]	796,565	3,648,268
LSI Industries Inc.	146,233	887,634
Plug Power Inc.[a,b]	1,132,064	5,196,174
Powell Industries Inc.	63,010	2,574,589
PowerSecure International Inc.[a,b]	151,526	1,451,619
Preformed Line Products Co.	16,794	886,052
Revolution Lighting Technologies Inc.[a,b]	14,773	24,819
TCP International Holdings Ltd.	19,205	146,342
Vicor Corp.[a]	94,206	885,536

		38,516,488

Security	Shares	Value

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.48%
Agilysys Inc.[a]	99,460	$1,166,666
Anixter International Inc.	101,027	8,571,131
Audience Inc.[a,b]	94,876	702,082
Benchmark Electronics Inc.[a]	362,138	8,043,085
Checkpoint Systems Inc.[a]	282,537	3,455,427
Coherent Inc.[a]	155,672	9,553,591
CTS Corp.	229,155	3,641,273
CUI Global Inc.[a,b]	48,354	350,083
Daktronics Inc.	75,656	929,812
DTS Inc.[a,b]	82,896	2,093,124
Electro Rent Corp.	103,130	1,420,100
Electro Scientific Industries Inc.	166,154	1,128,186
Fabrinet[a]	237,891	3,473,209
FARO Technologies Inc.[a,b]	15,294	776,170
GSI Group Inc.[a,b]	206,010	2,367,055
II-VI Inc.[a,b]	356,219	4,192,698
Insight Enterprises Inc.[a]	276,989	6,268,261
Itron Inc.[a,b]	264,747	10,407,204
Kemet Corp.[a,b]	307,748	1,267,922
Littelfuse Inc.	21,652	1,844,317
Mercury Systems Inc.[a]	225,505	2,482,810
Multi-Fineline Electronix Inc.[a]	60,905	569,462
Newport Corp.[a]	29,560	523,803
OSI Systems Inc.[a]	103,409	6,564,403
Park Electrochemical Corp.	141,572	3,334,021
PC Connection Inc.	65,625	1,408,969
Plexus Corp.[a]	148,373	5,479,415
Rofin-Sinar Technologies Inc.[a,b]	190,041	4,382,345
Rogers Corp.[a,b]	88,199	4,829,777
Sanmina Corp.[a]	554,279	11,562,260
ScanSource Inc.[a]	191,156	6,612,086
Speed Commerce Inc.[a,b]	68,064	187,176
SYNNEX Corp.[a]	170,768	11,036,736
TTM Technologies Inc.[a]	366,972	2,499,079
Viasystems Group Inc.[a]	32,824	515,337
Vishay Precision Group Inc.[a]	86,372	1,290,398

		134,929,473
ENERGY EQUIPMENT & SERVICES — 2.69%
Aspen Aerogels Inc.[a]	15,137	152,581
Bristow Group Inc.	239,655	16,104,816
C&J Energy Services Inc.[a,b]	44,986	1,374,322
CHC Group Ltd.[a]	227,300	1,272,880
Dawson Geophysical Co.	54,716	994,737
ERA Group Inc.[a,b]	137,926	2,999,890
Exterran Holdings Inc.	394,483	17,479,542
Forum Energy Technologies Inc.[a,b]	252,075	7,716,016
Geospace Technologies Corp.[a,b]	79,835	2,806,200
Gulf Island Fabrication Inc.	61,997	1,066,348
GulfMark Offshore Inc. Class A	180,311	5,652,750
Helix Energy Solutions Group Inc.[a,b]	710,776	15,679,719
Hercules Offshore Inc.[a,b]	1,089,022	2,395,848
Hornbeck Offshore Services Inc.[a,b]	243,672	7,975,385
Independence Contract Drilling Inc.[a]	45,608	535,894
ION Geophysical Corp.[a]	734,162	2,048,312
Key Energy Services Inc.[a,b]	890,236	4,308,742
McDermott International Inc.[a,b]	1,595,641	9,127,067
Mitcham Industries Inc.[a,b]	86,071	951,085
Natural Gas Services Group Inc.[a]	84,498	2,033,867
Newpark Resources Inc.[a,b]	568,882	7,076,892

63

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

September 30, 2014

Security	Shares	Value

Nordic American Offshore Ltd.[a]	70,986	$1,250,773
North Atlantic Drilling Ltd.[b]	363,942	2,423,854
Nuverra Environmental Solutions Inc.[a,b]	102,410	1,510,547
Parker Drilling Co.[a,b]	821,115	4,056,308
PHI Inc.[a,b]	80,855	3,327,183
Pioneer Energy Services Corp.[a,b]	120,013	1,682,582
SEACOR Holdings Inc.[a]	138,730	10,377,004
Tesco Corp.	214,288	4,253,617
TETRA Technologies Inc.[a,b]	528,274	5,715,925
Vantage Drilling Co.[a,b]	1,393,707	1,770,008

		146,120,694
FOOD & STAPLES RETAILING — 0.52%
Andersons Inc. (The)	14,378	904,089
Chefs’ Warehouse Inc. (The)[a,b]	22,171	360,500
Ingles Markets Inc. Class A	89,763	2,126,485
Pantry Inc. (The)[a,b]	159,044	3,217,460
Roundy’s Inc.	266,005	795,355
SpartanNash Co.	251,893	4,899,319
SUPERVALU Inc.[a,b]	1,365,072	12,203,744
Village Super Market Inc. Class A	45,698	1,041,000
Weis Markets Inc.	74,693	2,915,268

		28,463,220
FOOD PRODUCTS — 1.55%
Alico Inc.	18,319	697,954
B&G Foods Inc. Class A	18,538	510,722
Boulder Brands Inc.[a,b]	31,351	427,314
Chiquita Brands International Inc.[a]	318,110	4,517,162
Darling Ingredients Inc.[a]	890,022	16,305,203
Dean Foods Co.	627,361	8,312,533
Fresh Del Monte Produce Inc.[b]	242,526	7,736,580
John B. Sanfilippo & Son Inc.	56,129	1,816,335
Lancaster Colony Corp.	46,761	3,987,778
Omega Protein Corp.[a,b]	141,792	1,772,400
Post Holdings Inc.[a,b]	295,927	9,818,858
Sanderson Farms Inc.	22,355	1,966,122
Seaboard Corp.[a]	1,767	4,726,707
Seneca Foods Corp. Class Aa	55,394	1,584,268
Snyders-Lance Inc.	320,456	8,492,084
Tootsie Roll Industries Inc.	10,115	283,119
TreeHouse Foods Inc.[a]	136,504	10,988,572

		83,943,711
GAS UTILITIES — 2.04%
Chesapeake Utilities Corp.	98,601	4,107,718
Laclede Group Inc. (The)	290,407	13,474,885
New Jersey Resources Corp.	283,747	14,332,061
Northwest Natural Gas Co.	182,160	7,696,260
ONE GAS Inc.	349,980	11,986,815
Piedmont Natural Gas Co.	524,921	17,600,601
South Jersey Industries Inc.	222,026	11,847,307
Southwest Gas Corp.	313,173	15,213,944
WGL Holdings Inc.	349,535	14,722,414

		110,982,005
HEALTH CARE EQUIPMENT & SUPPLIES — 1.58%
Analogic Corp.	82,947	5,305,290
AngioDynamics Inc.[a]	167,534	2,298,566

Security	Shares	Value

AtriCure Inc.[a,b]	48,648	$716,098
CONMED Corp.	182,457	6,721,716
CryoLife Inc.	190,535	1,880,580
Cynosure Inc. Class Aa	96,999	2,036,979
Derma Sciences Inc.[a]	153,623	1,279,679
Exactech Inc.[a]	66,198	1,515,272
Greatbatch Inc.[a]	166,887	7,111,055
Haemonetics Corp.[a,b]	320,186	11,180,895
ICU Medical Inc.[a,b]	89,733	5,759,064
Integra LifeSciences Holdings Corp.[a,b]	100,023	4,965,142
Invacare Corp.	217,987	2,574,426
Merit Medical Systems Inc.[a,b]	291,319	3,460,870
NuVasive Inc.[a]	52,153	1,818,575
Ocular Therapeutix Inc.[a]	3,905	58,458
OraSure Technologies Inc.[a,b]	353,920	2,555,302
Orthofix International NVa,b	124,982	3,869,443
PhotoMedex Inc.[a,b]	88,171	546,660
Rockwell Medical Technologies Inc.[a,b]	242,391	2,215,454
Roka Bioscience Inc.[a]	4,224	42,451
RTI Surgical Inc.[a]	384,186	1,836,409
SurModics Inc.[a]	76,735	1,393,508
Symmetry Medical Inc.[a,b]	254,296	2,565,847
Tornier NVa,b	237,774	5,682,799
TransEnterix Inc.[a]	176,560	769,802
Unilife Corp.[a,b]	121,199	278,152
Wright Medical Group Inc.[a,b]	177,202	5,369,221

		85,807,713
HEALTH CARE PROVIDERS & SERVICES — 2.07%
Addus HomeCare Corp.[a]	39,227	768,849
Adeptus Health Inc. Class Aa	16,984	422,902
Alliance HealthCare Services Inc.[a]	24,285	549,084
Almost Family Inc.[a]	56,746	1,541,789
Amedisys Inc.[a,b]	185,259	3,736,674
AMN Healthcare Services Inc.[a]	315,063	4,946,489
AmSurg Corp.[a]	224,375	11,229,969
Bio-Reference Laboratories Inc.[a,b]	11,648	326,843
BioScrip Inc.[a,b]	463,625	3,203,649
BioTelemetry Inc.[a]	72,958	489,548
Cross Country Healthcare Inc.[a]	210,644	1,956,883
Ensign Group Inc. (The)	9,787	340,588
Five Star Quality Care Inc.[a]	291,993	1,100,814
Hanger Inc.[a,b]	238,581	4,895,682
HealthEquity Inc.[a]	44,420	813,330
HealthSouth Corp.	143,260	5,286,294
Healthways Inc.[a,b]	101,760	1,630,195
IPC The Hospitalist Co. Inc.[a,b]	49,338	2,209,849
Kindred Healthcare Inc.	434,223	8,423,926
LHC Group Inc.[a,b]	83,795	1,944,044
Magellan Health Inc.[a]	185,511	10,153,017
National Healthcare Corp.	69,851	3,877,429
National Research Corp. Class Aa	8,434	109,726
Owens & Minor Inc.[b]	424,870	13,910,244
PharMerica Corp.[a,b]	200,279	4,892,816
RadNet Inc.[a,b]	12,622	83,558
Select Medical Holdings Corp.	33,214	399,564
Skilled Healthcare Group Inc. Class Aa,b	85,690	565,554
Surgical Care Affiliates Inc.[a]	4,588	122,637
Triple-S Management Corp. Class Ba,b	168,936	3,361,826
Trupanion Inc.[a]	56,725	482,162
Universal American Corp.[a]	286,585	2,304,143
WellCare Health Plans Inc.[a]	275,141	16,602,008

		112,682,085

64

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

September 30, 2014

Security	Shares	Value

HEALTH CARE TECHNOLOGY — 0.02%
Castlight Health Inc.[a,b]	15,526	$200,906
Imprivata Inc.[a]	13,548	210,265
MedAssets Inc.[a]	23,962	496,493

		907,664
HOTELS, RESTAURANTS & LEISURE — 1.84%
Belmond Ltd.[a,b]	655,215	7,639,807
Biglari Holdings Inc.[a,b]	11,708	3,977,910
BJ’s Restaurants Inc.[a,b]	121,497	4,372,677
Bob Evans Farms Inc.	165,755	7,846,842
Boyd Gaming Corp.[a,b]	105,072	1,067,531
Bravo Brio Restaurant Group Inc.[a,b]	16,450	213,356
Caesars Acquisition Co.[a,b]	309,698	2,932,840
Caesars Entertainment Corp.[a,b]	301,546	3,793,449
Carrols Restaurant Group Inc.[a,b]	238,883	1,698,458
Churchill Downs Inc.	31,754	3,096,015
Cracker Barrel Old Country Store Inc.	8,144	840,379
Denny’s Corp.[a,b]	193,536	1,360,558
DineEquity Inc.	67,652	5,519,727
Einstein Noah Restaurant Group Inc.	11,893	239,763
El Pollo Loco Holdings Inc.[a]	11,932	428,478
Empire Resorts Inc.[a,b]	102,217	685,876
International Speedway Corp. Class A	186,317	5,895,070
Interval Leisure Group Inc.	61,898	1,179,157
Intrawest Resorts Holdings Inc.[a]	91,068	880,628
Isle of Capri Casinos Inc.[a,b]	147,055	1,102,912
La Quinta Holdings Inc.[a,b]	87,306	1,657,941
Life Time Fitness Inc.[a,b]	259,809	13,104,766
Marcus Corp. (The)	121,922	1,926,368
Marriott Vacations Worldwide Corp.[a,b]	190,744	12,095,077
Monarch Casino & Resort Inc.[a]	64,437	767,445
Morgans Hotel Group Co.[a]	138,298	1,116,065
Penn National Gaming Inc.[a,b]	526,180	5,898,478
Ruby Tuesday Inc.[a,b]	416,614	2,453,856
Ruth’s Hospitality Group Inc.	87,870	970,085
Scientific Games Corp. Class Aa,b	123,978	1,335,243
Sonic Corp.[a,b]	109,734	2,453,652
Speedway Motorsports Inc.	79,012	1,347,945

		99,898,354
HOUSEHOLD DURABLES — 1.48%
Beazer Homes USA Inc.[a,b]	104,111	1,746,983
Century Communities Inc.[a]	23,714	411,438
CSS Industries Inc.	63,067	1,529,375
Dixie Group Inc.[a,b]	23,124	200,485
Ethan Allen Interiors Inc.[b]	171,047	3,899,872
Flexsteel Industries	33,206	1,120,038
Helen of Troy Ltd.[a]	119,357	6,268,630
Hovnanian Enterprises Inc. Class Aa,b	791,077	2,903,253
KB Home	148,657	2,220,936
La-Z-Boy Inc.	52,582	1,040,598
LGI Homes Inc.[a,b]	75,371	1,383,811
Libbey Inc.[a]	9,166	240,699
Lifetime Brands Inc.	70,753	1,083,228
M.D.C. Holdings Inc.	261,672	6,625,535
M/I Homes Inc.[a,b]	165,777	3,285,700

Security	Shares	Value

Meritage Homes Corp.[a,b]	262,974	$9,335,577
NACCO Industries Inc. Class A	32,970	1,639,598
New Home Co. Inc. (The)[a,b]	56,827	767,164
Ryland Group Inc. (The)	315,884	10,499,984
Skullcandy Inc.[a,b]	135,377	1,054,587
Standard-Pacific Corp.[a,b]	971,380	7,275,636
TRI Pointe Homes Inc.[a]	895,048	11,581,921
UCP Inc.[a,b]	52,982	633,135
WCI Communities Inc.[a,b]	79,448	1,465,021
William Lyon Homes Class Aa,b	104,384	2,306,886

		80,520,090
HOUSEHOLD PRODUCTS — 0.14%
Central Garden & Pet Co. Class Aa	264,521	2,126,749
Harbinger Group Inc.[a]	330,145	4,331,502
Oil-Dri Corp. of America	27,036	704,829
Orchids Paper Products Co.	10,332	253,754

		7,416,834
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.60%
Abengoa Yield PLC[a]	183,791	6,539,284
Atlantic Power Corp.[b]	818,317	1,947,594
Dynegy Inc.[a,b]	675,863	19,505,406
Ormat Technologies Inc.	74,353	1,953,253
TerraForm Power Inc.[a]	98,096	2,831,051

		32,776,588
INSURANCE — 4.69%
Ambac Financial Group Inc.[a,b]	306,237	6,767,838
American Equity Investment Life Holding Co.	500,488	11,451,165
Amerisafe Inc.	124,679	4,876,196
AmTrust Financial Services Inc.[b]	57,400	2,285,668
Argo Group International Holdings Ltd.	175,896	8,849,328
Atlas Financial Holdings Inc.[a]	5,147	71,234
Baldwin & Lyons Inc. Class B	63,000	1,556,100
Citizens Inc.[a,b]	298,284	1,926,915
CNO Financial Group Inc.	1,467,502	24,888,834
Crawford & Co. Class B	133,125	1,098,281
Donegal Group Inc. Class A	55,248	848,609
EMC Insurance Group Inc.	34,222	988,331
Employers Holdings Inc.	90,344	1,739,122
Enstar Group Ltd.[a,b]	57,231	7,801,730
FBL Financial Group Inc. Class A	65,518	2,928,655
Federated National Holding Co.	7,129	200,254
Fidelity & Guaranty Life	76,350	1,630,072
First American Financial Corp.	719,604	19,515,660
Global Indemnity PLC[a]	55,441	1,398,776
Greenlight Capital Re Ltd. Class Aa,b	189,688	6,147,788
Hallmark Financial Services Inc.[a]	96,163	991,441
HCI Group Inc.	18,872	679,203
Hilltop Holdings Inc.[a]	455,868	9,140,153
Horace Mann Educators Corp.	273,452	7,796,117
Independence Holding Co.	52,226	694,084
Infinity Property and Casualty Corp.	49,609	3,175,472
Kansas City Life Insurance Co.	25,785	1,143,565
Kemper Corp.	312,713	10,679,149
Maiden Holdings Ltd.	304,754	3,376,674
Meadowbrook Insurance Group Inc.	339,719	1,987,356
Montpelier Re Holdings Ltd.[b]	263,009	8,176,950
National General Holdings Corp.	240,488	4,061,842

65

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

September 30, 2014

Security	Shares	Value

National Interstate Corp.	38,793	$1,082,325
National Western Life Insurance Co. Class A	15,126	3,736,273
Navigators Group Inc. (The)[a,b]	71,024	4,367,976
OneBeacon Insurance Group Ltd. Class Ab	153,717	2,368,779
Phoenix Companies Inc. (The)[a,b]	38,670	2,167,840
Platinum Underwriters Holdings Ltd.[b]	181,345	11,038,470
Primerica Inc.	367,878	17,739,077
RLI Corp.	289,485	12,531,806
Safety Insurance Group Inc.	87,921	4,739,821
Selective Insurance Group Inc.	377,664	8,361,481
State Auto Financial Corp.	102,745	2,107,300
Stewart Information Services Corp.	145,642	4,274,593
Symetra Financial Corp.	507,506	11,840,115
Third Point Reinsurance Ltd.[a]	379,692	5,524,519
United Fire Group Inc.	139,896	3,884,912
United Insurance Holdings Corp.	9,801	147,015
Universal Insurance Holdings Inc.	11,573	149,639

		254,934,503
INTERNET & CATALOG RETAIL — 0.33%
1-800-FLOWERS.COM Inc. Class Aa	168,388	1,210,710
FTD Companies Inc.[a,b]	115,668	3,945,435
Gaiam Inc. Class Aa	101,630	745,964
Lands’ End Inc.[a,b]	111,664	4,591,624
Orbitz Worldwide Inc.[a,b]	191,219	1,504,894
Shutterfly Inc.[a,b]	102,060	4,974,404
Valuevision Media Inc. Class Aa	196,167	1,006,337

		17,979,368
INTERNET SOFTWARE & SERVICES — 0.84%
Aerohive Networks Inc.[a,b]	35,189	282,216
Amber Road Inc.[a,b]	5,254	91,104
Bankrate Inc.[a,b]	411,521	4,674,879
Bazaarvoice Inc.[a,b]	196,386	1,451,293
Blucora Inc.[a,b]	286,321	4,363,532
Borderfree Inc.[a,b]	3,517	45,369
Chegg Inc.[a,b]	499,098	3,114,372
Dealertrack Technologies Inc.[a,b]	58,802	2,552,595
Demand Media Inc.[a,b]	59,253	524,389
Dice Holdings Inc.[a,b]	177,985	1,491,514
Digital River Inc.[a]	221,395	3,214,655
EarthLink Holdings Corp.	694,144	2,373,972
Everyday Health Inc.[a,b]	4,457	62,264
Five9 Inc.[a,b]	7,184	46,983
Global Eagle Entertainment Inc.[a,b]	63,050	707,421
Internap Network Services Corp.[a,b]	368,326	2,541,449
IntraLinks Holdings Inc.[a,b]	266,297	2,157,006
Limelight Networks Inc.[a]	409,170	955,412
Liquidity Services Inc.[a,b]	166,458	2,288,798
Millennial Media Inc.[a,b]	510,711	949,922
Monster Worldwide Inc.[a,b]	617,042	3,393,731
OPOWER Inc.[a,b]	4,573	86,247
Perficient Inc.[a,b]	81,603	1,223,229
Q2 Holdings Inc.[a]	5,827	81,578
QuinStreet Inc.[a,b]	235,451	977,122
RealNetworks Inc.[a]	155,880	1,083,366
Reis Inc.	52,622	1,241,353
Rightside Group Ltd.[a,b]	58,998	575,231
Stamps.com Inc.[a]	8,274	262,782
TechTarget Inc.[a]	112,310	964,743
Tremor Video Inc.[a,b]	240,338	562,391

Security	Shares	Value

Trulia Inc.[a,b]	17,509	$856,190
YuMe Inc.[a,b]	122,820	614,100

		45,811,208
IT SERVICES — 1.23%
Acxiom Corp.[a,b]	517,580	8,565,949
CACI International Inc. Class Aa,b	158,204	11,275,199
CIBER Inc.[a]	526,510	1,805,929
Computer Task Group Inc.	102,026	1,132,489
Convergys Corp.	683,268	12,175,836
CSG Systems International Inc.	135,592	3,563,358
Datalink Corp.[a]	133,452	1,418,595
ExlService Holdings Inc.[a]	127,522	3,112,812
Global Cash Access Inc.[a]	446,341	3,012,802
Hackett Group Inc. (The)	131,842	785,778
Higher One Holdings Inc.[a,b]	144,574	357,098
ManTech International Corp. Class A	162,352	4,375,386
ModusLink Global Solutions Inc.[a,b]	251,141	896,573
MoneyGram International Inc.[a,b]	197,688	2,479,008
PRGX Global Inc.[a,b]	187,391	1,098,111
ServiceSource International Inc.[a,b]	463,727	1,497,838
Sykes Enterprises Inc.[a,b]	239,528	4,785,770
TeleTech Holdings Inc.[a]	57,630	1,416,545
Unisys Corp.[a,b]	137,225	3,212,437

		66,967,513
LEISURE EQUIPMENT & PRODUCTS — 0.48%
Arctic Cat Inc.	56,806	1,977,985
Black Diamond Inc.[a,b]	154,259	1,166,198
Brunswick Corp.	312,200	13,156,108
Callaway Golf Co.	525,585	3,805,235
Escalade Inc.	52,955	638,637
JAKKS Pacific Inc.[a,b]	126,708	899,627
Johnson Outdoors Inc. Class A	33,932	878,839
LeapFrog Enterprises Inc.[a,b]	442,723	2,651,911
Nautilus Inc.[a,b]	81,982	981,325

		26,155,865
LIFE SCIENCES TOOLS & SERVICES — 0.12%
Affymetrix Inc.[a,b]	369,847	2,951,379
Albany Molecular Research Inc.[a]	159,641	3,523,277

		6,474,656
MACHINERY — 1.98%
Accuride Corp.[a]	20,676	78,362
Actuant Corp. Class A	478,244	14,596,007
Alamo Group Inc.	48,376	1,983,416
Albany International Corp. Class A	166,546	5,669,226
American Railcar Industries Inc.	4,251	314,234
Astec Industries Inc.	127,972	4,667,139
Barnes Group Inc.	364,980	11,077,143
Briggs & Stratton Corp.	312,737	5,635,521
CIRCOR International Inc.	12,115	815,703
CLARCOR Inc.	19,464	1,227,789
Columbus McKinnon Corp.	119,768	2,633,698
Douglas Dynamics Inc.	17,960	350,220
Dynamic Materials Corp.	89,008	1,695,602
Energy Recovery Inc.[a,b]	178,520	631,961
ESCO Technologies Inc.	177,767	6,182,736

66

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

September 30, 2014

Security	Shares	Value

Federal Signal Corp.	420,529	$5,567,804
FreightCar America Inc.	81,780	2,723,274
Global Brass & Copper Holdings Inc.	15,605	228,925
Hurco Companies Inc.	43,999	1,657,002
Kadant Inc.	65,331	2,551,176
L.B. Foster Co. Class A	70,099	3,220,348
Lindsay Corp.[b]	13,582	1,015,254
Lydall Inc.[a,b]	16,306	440,425
Meritor Inc.[a]	313,753	3,404,220
Miller Industries Inc.	72,252	1,221,059
Mueller Industries Inc.	133,664	3,814,771
NN Inc.	8,628	230,540
Standex International Corp.	24,524	1,818,209
Titan International Inc.[b]	298,480	3,528,034
TriMas Corp.[a,b]	35,541	864,713
Twin Disc Inc.	15,599	420,549
Watts Water Technologies Inc. Class A	179,979	10,483,777
Woodward Inc.	147,610	7,029,188

		107,778,025
MARINE — 0.32%
Baltic Trading Ltd.[b]	333,341	1,380,032
International Shipholding Corp.	38,654	691,520
Matson Inc.	190,702	4,773,271
Navios Maritime Holdings Inc.	537,619	3,225,714
Safe Bulkers Inc.	263,640	1,755,842
Scorpio Bulkers Inc.[a,b]	905,168	5,268,078
Ultrapetrol (Bahamas) Ltd.[a,b]	145,517	454,013

		17,548,470
MEDIA — 1.69%
A.H. Belo Corp. Class A	129,648	1,383,344
AMC Entertainment Holdings Inc. Class A	142,646	3,279,432
Central European Media Enterprises Ltd. Class Aa,b	478,917	1,077,563
Crown Media Holdings Inc. Class Aa	41,274	132,077
Cumulus Media Inc. Class Aa,b	317,851	1,280,940
Daily Journal Corp.[a,b]	7,409	1,337,325
Dex Media Inc.[a,b]	100,912	964,719
E.W. Scripps Co. (The) Class Aa	211,607	3,451,310
Entercom Communications Corp. Class Aa	167,526	1,345,234
Entravision Communications Corp. Class A	21,155	83,774
Eros International PLC[a,b]	95,958	1,401,946
Global Sources Ltd.[a,b]	92,970	623,829
Harte-Hanks Inc.	333,878	2,126,803
Hemisphere Media Group Inc.[a,b]	56,635	603,729
Journal Communications Inc. Class Aa	303,969	2,562,459
Lee Enterprises Inc.[a,b]	363,144	1,227,427
Martha Stewart Living Omnimedia Inc. Class Aa	50,714	182,570
McClatchy Co. (The) Class Aa	413,893	1,390,681
MDC Partners Inc.	216,674	4,157,974
Media General Inc. Class Aa,b	368,564	4,831,874
Meredith Corp.	241,773	10,347,884
National CineMedia Inc.	322,479	4,679,170
New Media Investment Group Inc.	246,405	4,097,715
New York Times Co. (The) Class Ab	931,505	10,451,486
ReachLocal Inc.[a,b]	35,127	126,808
Reading International Inc. Class Aa	119,727	1,005,707
Rentrak Corp.[a,b]	5,218	317,985
Saga Communications Inc. Class A	19,545	656,321
Salem Communications Corp. Class A	74,104	563,931
Scholastic Corp.	177,469	5,735,798

Security	Shares	Value

SFX Entertainment Inc.[a,b]	299,359	$1,502,782
Sizmek Inc.[a,b]	149,523	1,157,308
Time Inc.[a,b]	742,605	17,399,235
Townsquare Media Inc.[a]	23,993	288,396

		91,775,536
METALS & MINING — 1.58%
A.M. Castle & Co.[a,b]	127,397	1,087,970
AK Steel Holding Corp.[a,b]	1,195,162	9,573,248
Allied Nevada Gold Corp.[a,b]	706,813	2,339,551
Ampco-Pittsburgh Corp.	56,339	1,126,780
Century Aluminum Co.[a,b]	345,536	8,973,570
Coeur Mining Inc.[a,b]	509,490	2,527,070
Commercial Metals Co.	792,889	13,534,615
Gerber Scientific Inc. Escrow[a]	173,399	1,734
Handy & Harman Ltd.[a]	23,591	619,500
Haynes International Inc.	79,623	3,661,862
Hecla Mining Co.	2,296,710	5,695,841
Horsehead Holding Corp.[a,b]	294,029	4,860,299
Kaiser Aluminum Corp.	121,210	9,238,626
Materion Corp.	84,702	2,597,810
Molycorp Inc.[a,b]	1,233,464	1,467,822
Noranda Aluminium Holding Corp.	300,449	1,358,029
Olympic Steel Inc.	50,073	1,030,002
RTI International Metals Inc.[a,b]	192,419	4,745,053
Ryerson Holding Corp.[a]	60,881	779,277
Schnitzer Steel Industries Inc. Class A	178,436	4,291,386
Stillwater Mining Co.[a]	51,269	770,573
SunCoke Energy Inc.[a]	144,772	3,250,131
Universal Stainless & Alloy Products Inc.[a,b]	47,920	1,263,171
Walter Energy Inc.[b]	340,661	797,147

		85,591,067
MULTI-UTILITIES — 0.71%
Avista Corp.	405,159	12,369,504
Black Hills Corp.	300,544	14,390,047
NorthWestern Corp.	263,517	11,953,131

		38,712,682
MULTILINE RETAIL — 0.11%
Bon-Ton Stores Inc. (The)[b]	98,987	827,531
Burlington Stores Inc.[a]	20,846	830,922
Fred’s Inc. Class A	249,866	3,498,124
Tuesday Morning Corp.[a,b]	53,268	1,033,665

		6,190,242
OIL, GAS & CONSUMABLE FUELS — 3.71%
Adams Resources & Energy Inc.	13,751	609,032
Alon USA Energy Inc.	127,737	1,834,303
Alpha Natural Resources Inc.[a,b]	1,500,371	3,720,920
American Eagle Energy Corp.[a,b]	206,083	838,758
Amyris Inc.[a,b]	183,388	695,041
Apco Oil and Gas International Inc.[a]	54,587	703,626
Approach Resources Inc.[a,b]	153,667	2,228,172
Arch Coal Inc.[b]	1,438,943	3,050,559
Ardmore Shipping Corp.	122,303	1,333,103
Bill Barrett Corp.[a,b]	333,414	7,348,445
BPZ Resources Inc.[a,b]	445,913	851,694
Callon Petroleum Co.[a]	373,350	3,289,214

67

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

September 30, 2014

Security	Shares	Value

Clean Energy Fuels Corp.[a,b]	213,023	$1,661,579
Cloud Peak Energy Inc.[a,b]	406,870	5,134,699
Comstock Resources Inc.	320,302	5,964,023
Contango Oil & Gas Co.[a]	117,953	3,920,758
Delek US Holdings Inc.	190,406	6,306,247
DHT Holdings Inc.	624,589	3,847,468
Dorian LPG Ltd.[a,b]	49,296	878,455
Eclipse Resources Corp.[a]	111,943	1,860,493
Emerald Oil Inc.[a,b]	386,359	2,376,108
Energy XXI (Bermuda) Ltd.[b]	630,919	7,160,931
EXCO Resources Inc.[b]	636,206	2,124,928
Forest Oil Corp.[a,b]	742,888	869,179
Frontline Ltd.[a,b]	467,948	589,614
GasLog Ltd.[b]	231,615	5,097,846
Gastar Exploration Inc.[a]	24,597	144,384
Green Plains Inc.	39,114	1,462,472
Halcon Resources Corp.[a,b]	1,754,925	6,949,503
Hallador Energy Co.	69,917	827,817
Harvest Natural Resources Inc.[a]	285,210	1,046,721
Knightsbridge Tankers Ltd.[b]	227,604	2,014,295
Matador Resources Co.[a,b]	213,080	5,508,118
Midstates Petroleum Co. Inc.[a,b]	252,231	1,273,767
Miller Energy Resources Inc.[a,b]	189,754	834,918
Navios Maritime Acquisition Corp.	557,138	1,509,844
Nordic American Tankers Ltd.[b]	595,802	4,736,626
Northern Oil and Gas Inc.[a,b]	408,711	5,811,870
Pacific Ethanol Inc.[a,b]	151,309	2,112,274
PDC Energy Inc.[a,b]	223,655	11,247,610
Penn Virginia Corp.[a,b]	441,279	5,608,656
PetroCorp Inc. Escrow[a]	19,086	0
PetroQuest Energy Inc.[a]	31,514	177,109
Quicksilver Resources Inc.[a,b]	741,996	447,275
Renewable Energy Group Inc.[a,b]	233,992	2,375,019
Resolute Energy Corp.[a,b]	528,232	3,312,015
REX American Resources Corp.[a,b]	8,657	630,922
Rosetta Resources Inc.[a,b]	361,204	16,095,250
RSP Permian Inc.[a,b]	114,354	2,922,888
Sanchez Energy Corp.[a,b]	136,594	3,586,958
Scorpio Tankers Inc.[b]	1,159,311	9,633,874
Ship Finance International Ltd.[b]	396,276	6,704,990
Stone Energy Corp.[a]	378,167	11,859,317
Swift Energy Co.[a,b]	297,002	2,851,219
Teekay Tankers Ltd. Class Ab	422,268	1,575,060
TransAtlantic Petroleum Ltd.[a]	74,226	667,292
Triangle Petroleum Corp.[a,b]	224,615	2,473,011
VAALCO Energy Inc.[a,b]	337,620	2,869,770
W&T Offshore Inc.	146,200	1,608,200
Warren Resources Inc.[a,b]	497,713	2,637,879
Westmoreland Coal Co.[a]	101,181	3,785,181

		201,597,299
PAPER & FOREST PRODUCTS — 0.63%
Louisiana-Pacific Corp.[a]	950,382	12,915,691
Neenah Paper Inc.	54,439	2,911,398
P.H. Glatfelter Co.	182,687	4,009,980
Resolute Forest Products Inc.[a,b]	437,468	6,842,000
Schweitzer-Mauduit International Inc.	173,232	7,156,214
Wausau Paper Corp.	20,508	162,628

		33,997,911

Security	Shares	Value

PERSONAL PRODUCTS — 0.19%
Elizabeth Arden Inc.[a,b]	175,415	$2,936,447
Female Health Co. (The)	43,638	152,297
Inter Parfums Inc.	104,794	2,881,835
Nature’s Sunshine Products Inc.	73,795	1,094,380
Nutraceutical International Corp.[a]	58,740	1,228,253
Revlon Inc. Class Aa,b	58,573	1,856,178
Synutra International Inc.[a]	13,224	59,905

		10,209,295
PHARMACEUTICALS — 0.38%
Amphastar Pharmaceuticals Inc.[a]	6,268	73,022
Catalent Inc.[a]	33,188	830,696
Impax Laboratories Inc.[a,b]	379,697	9,002,616
Intersect ENT Inc.[a]	16,400	254,200
Medicines Co. (The)[a]	40,524	904,496
Nektar Therapeutics[a,b]	374,248	4,517,173
Omeros Corp.[a,b]	15,397	195,850
Revance Therapeutics Inc.[a,b]	22,123	427,638
Sagent Pharmaceuticals Inc.[a,b]	29,505	917,605
SciClone Pharmaceuticals Inc.[a]	134,324	925,492
Theravance Biopharma Inc.[a,b]	8,764	202,010
Theravance Inc.[b]	30,691	524,509
XenoPort Inc.[a,b]	347,826	1,871,304
ZS Pharma Inc.[a]	5,752	225,651

		20,872,262
PROFESSIONAL SERVICES — 1.15%
Acacia Research Corp.	334,492	5,177,936
CBIZ Inc.[a,b]	275,647	2,169,342
CDI Corp.	95,682	1,389,303
CRA International Inc.[a,b]	68,062	1,730,817
Franklin Covey Co.[a]	33,022	646,901
FTI Consulting Inc.[a,b]	274,657	9,602,009
GP Strategies Corp.[a]	31,433	902,756
Heidrick & Struggles International Inc.	123,465	2,535,971
Hill International Inc.[a,b]	33,620	134,480
Huron Consulting Group Inc.[a]	142,220	8,671,153
ICF International Inc.[a,b]	135,194	4,162,623
Kelly Services Inc. Class A	185,475	2,906,393
Korn/Ferry International[a]	164,181	4,088,107
Navigant Consulting Inc.[a]	333,139	4,633,963
Paylocity Holding Corp.[a,b]	39,338	772,992
Pendrell Corp.[a,b]	1,111,960	1,490,026
Resources Connection Inc.	262,760	3,662,874
RPX Corp.[a,b]	320,767	4,404,131
TriNet Group Inc.[a]	73,817	1,900,788
VSE Corp.	28,286	1,386,580

		62,369,145
REAL ESTATE INVESTMENT TRUSTS (REITS) — 14.64%
Acadia Realty Trust[b]	385,991	10,645,632
AG Mortgage Investment Trust Inc.	192,429	3,425,236
Agree Realty Corp.	101,468	2,778,194
Alexander’s Inc.[b]	947	354,093
Altisource Residential Corp.[b]	384,054	9,217,296
American Assets Trust Inc.	190,941	6,295,325
American Capital Mortgage Investment Corp.	342,722	6,450,028
American Realty Capital Healthcare Trust Inc.	1,139,907	11,946,225

68

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

September 30, 2014

Security	Shares	Value

American Residential Properties Inc.[a,b]	217,976	$3,997,680
AmREIT Inc.[b]	133,433	3,064,956
Anworth Mortgage Asset Corp.	867,264	4,154,195
Apollo Commercial Real Estate Finance Inc.[b]	308,083	4,839,984
Apollo Residential Mortgage Inc.[b]	217,302	3,352,970
Ares Commercial Real Estate Corp.	193,714	2,264,517
Armada Hoffler Properties Inc.	168,859	1,533,240
ARMOUR Residential REIT Inc.	2,402,185	9,248,412
Ashford Hospitality Prime Inc.[b]	146,285	2,227,921
Ashford Hospitality Trust Inc.	467,662	4,779,506
Associated Estates Realty Corp.[b]	385,910	6,757,284
Aviv REIT Inc.[b]	122,467	3,227,005
Campus Crest Communities Inc.[b]	438,743	2,807,955
Capstead Mortgage Corp.[b]	644,588	7,889,757
CareTrust REIT Inc.[a,b]	7,043	100,715
CatchMark Timber Trust Inc. Class A	128,614	1,409,609
Cedar Realty Trust Inc.	537,172	3,169,315
Chambers Street Properties[b]	1,595,898	12,017,112
Chatham Lodging Trust	229,487	5,296,560
Chesapeake Lodging Trust[b]	370,057	10,787,162
Colony Financial Inc.[b]	723,018	16,181,143
Cousins Properties Inc.	1,481,998	17,709,876
CubeSmart[b]	971,896	17,474,690
CyrusOne Inc.	221,213	5,317,960
CYS Investments Inc.[b]	1,088,831	8,971,967
DCT Industrial Trust Inc.	2,216,006	16,642,205
DiamondRock Hospitality Co.	1,317,902	16,710,997
DuPont Fabros Technology Inc.[b]	291,481	7,881,646
Dynex Capital Inc.	370,881	2,996,718
EastGroup Properties Inc.	19,505	1,181,808
Education Realty Trust Inc.[b]	797,000	8,193,160
EPR Properties[b]	385,317	19,527,866
Equity One Inc.	413,004	8,933,276
Excel Trust Inc.[b]	410,982	4,837,258
FelCor Lodging Trust Inc.	832,661	7,793,707
First Industrial Realty Trust Inc.	741,618	12,540,760
First Potomac Realty Trust[b]	398,301	4,680,037
Franklin Street Properties Corp.	603,123	6,767,040
GEO Group Inc. (The)[b]	488,921	18,686,561
Getty Realty Corp.[b]	173,429	2,948,293
Gladstone Commercial Corp.	119,594	2,031,902
Glimcher Realty Trust	148,439	2,009,864
Government Properties Income Trust[b]	460,751	10,095,054
Gramercy Property Trust Inc.[b]	796,843	4,589,816
Hannon Armstrong Sustainable Infrastructure Capital Inc.	147,533	2,038,906
Hatteras Financial Corp.	649,706	11,668,720
Healthcare Realty Trust Inc.	646,782	15,315,798
Hersha Hospitality Trust[b]	1,348,508	8,589,996
Highwoods Properties Inc.[b]	607,057	23,614,517
Hudson Pacific Properties Inc.	369,033	9,100,354
Inland Real Estate Corp.[b]	583,964	5,787,083
Invesco Mortgage Capital Inc.	828,891	13,030,166
Investors Real Estate Trust[b]	750,344	5,777,649
iStar Financial Inc.[a,b]	569,536	7,688,736
Kite Realty Group Trust	219,834	5,328,776
LaSalle Hotel Properties[b]	700,962	24,000,939
Lexington Realty Trust[b]	1,384,723	13,556,438
LTC Properties Inc.[b]	233,848	8,626,653
Mack-Cali Realty Corp.[b]	596,645	11,401,886
Medical Properties Trust Inc.	1,161,284	14,237,342
Monmouth Real Estate Investment Corp. Class Ab	379,207	3,837,575
New Residential Investment Corp.	1,898,309	11,067,141
New York Mortgage Trust Inc.[b]	614,546	4,443,168

Security	Shares	Value

New York REIT Inc.[b]	1,091,695	$11,222,625
One Liberty Properties Inc.	83,293	1,685,017
Owens Realty Mortgage Inc.[b]	72,958	1,039,651
Parkway Properties Inc.[b]	530,736	9,967,222
Pebblebrook Hotel Trust[b]	456,689	17,052,767
Pennsylvania Real Estate Investment Trust[b]	462,310	9,218,461
PennyMac Mortgage Investment Trust[b,c]	500,253	10,720,422
Physicians Realty Trust	319,943	4,389,618
PS Business Parks Inc.	65,388	4,978,642
RAIT Financial Trust[b]	549,397	4,082,020
Ramco-Gershenson Properties Trust[b]	519,860	8,447,725
Redwood Trust Inc.[b]	558,177	9,254,575
Resource Capital Corp.[b]	875,796	4,265,127
Retail Opportunity Investments Corp.[b]	607,528	8,930,662
Rexford Industrial Realty Inc.[b]	307,617	4,257,419
RLJ Lodging Trust[b]	881,779	25,104,248
Rouse Properties Inc.[b]	251,596	4,068,307
Ryman Hospitality Properties Inc.	141,799	6,707,093
Sabra Healthcare REIT Inc.[b]	19,285	469,011
Saul Centers Inc.	8,643	403,974
Select Income REIT[b]	246,318	5,923,948
Silver Bay Realty Trust Corp.	260,635	4,224,893
Sovran Self Storage Inc.	29,498	2,193,471
STAG Industrial Inc.[b]	327,204	6,776,395
Starwood Waypoint Residential Trust[b]	262,123	6,817,819
Strategic Hotels & Resorts Inc.[a,b]	392,021	4,567,045
Summit Hotel Properties Inc.	573,042	6,177,393
Sunstone Hotel Investors Inc.	1,383,661	19,122,195
Terreno Realty Corp.[b]	224,359	4,224,680
Trade Street Residential Inc.[b]	125,779	898,062
UMH Properties Inc.	114,582	1,088,529
Urstadt Biddle Properties Inc. Class Ab	60,143	1,220,903
Washington Real Estate Investment Trust[b]	448,478	11,382,372
Western Asset Mortgage Capital Corp.[b]	282,819	4,180,065
Whitestone REIT Class Bb	152,000	2,118,880

		795,034,567
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.64%
Alexander & Baldwin Inc.	328,036	11,799,455
Altisource Asset Management Corp.[a]	1,750	1,181,267
AV Homes Inc.[a,b]	76,954	1,127,376
Consolidated-Tomoka Land Co.	20,677	1,014,620
Forestar Group Inc.[a,b]	215,397	3,816,835
Kennedy-Wilson Holdings Inc.	445,794	10,681,224
RE/MAX Holdings Inc. Class A	72,093	2,143,325
St. Joe Co. (The)[a,b]	18,349	365,696
Tejon Ranch Co.[a,b]	85,451	2,396,046

		34,525,844
ROAD & RAIL — 0.41%
ArcBest Corp.	14,141	527,459
Celadon Group Inc.	133,654	2,599,570
Marten Transport Ltd.	94,381	1,680,926
P.A.M. Transportation Services Inc.[a,b]	17,748	643,365
Patriot Transportation Holding Inc.[a,b]	45,206	1,533,388
Quality Distribution Inc.[a]	139,987	1,789,034
Roadrunner Transportation Systems Inc.[a]	120,109	2,737,284
Universal Truckload Services Inc.	16,699	404,951
USA Truck Inc.[a,b]	42,432	743,833
Werner Enterprises Inc.	236,957	5,971,316
YRC Worldwide Inc.[a,b]	175,912	3,574,532

		22,205,658

69

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

September 30, 2014

Security	Shares	Value

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.96%
Advanced Energy Industries Inc.[a,b]	25,059	$470,859
Alpha & Omega Semiconductor Ltd.[a]	146,415	1,376,301
Amkor Technology Inc.[a]	277,728	2,335,692
Axcelis Technologies Inc.[a]	754,647	1,501,748
Brooks Automation Inc.	420,744	4,422,019
Cabot Microelectronics Corp.[a]	26,628	1,103,731
Cascade Microtech Inc.[a]	81,123	821,776
CEVA Inc.[a,b]	142,342	1,913,076
Cirrus Logic Inc.[a,b]	292,189	6,092,141
Cohu Inc.	171,279	2,050,210
Diodes Inc.[a]	78,283	1,872,529
DSP Group Inc.[a]	150,323	1,333,365
Entegris Inc.[a]	421,453	4,846,709
Entropic Communications Inc.[a]	562,428	1,496,058
Exar Corp.[a]	230,429	2,062,340
Fairchild Semiconductor International Inc.[a,b]	841,248	13,064,581
FormFactor Inc.[a]	376,660	2,700,652
Integrated Device Technology Inc.[a,b]	240,791	3,840,616
Integrated Silicon Solution Inc.	204,850	2,814,639
International Rectifier Corp.[a]	480,031	18,836,416
Intersil Corp. Class A	867,136	12,322,003
IXYS Corp.	165,821	1,741,121
Kopin Corp.[a]	447,674	1,522,092
Microsemi Corp.[a]	204,205	5,188,849
MKS Instruments Inc.	360,476	12,032,689
Nanometrics Inc.[a,b]	72,373	1,092,832
NVE Corp.[a]	19,016	1,227,293
OmniVision Technologies Inc.[a]	377,276	9,982,723
Peregrine Semiconductor Corp.[a]	188,173	2,327,700
Pericom Semiconductor Corp.[a]	150,521	1,466,075
Photronics Inc.[a,b]	418,024	3,365,093
PMC-Sierra Inc.[a]	796,213	5,939,749
QuickLogic Corp.[a,b]	22,041	65,903
Rubicon Technology Inc.[a,b]	161,279	685,436
Rudolph Technologies Inc.[a,b]	196,350	1,776,967
Silicon Image Inc.[a]	257,956	1,300,098
Silicon Laboratories Inc.[a,b]	91,858	3,733,109
Tessera Technologies Inc.	150,429	3,998,403
Ultra Clean Holdings Inc.[a]	136,717	1,223,617
Ultratech Inc.[a,b]	155,275	3,532,506
Veeco Instruments Inc.[a,b]	269,227	9,409,484
Vitesse Semiconductor Corp.[a]	17,618	63,425
Xcerra Corp.[a,b]	214,249	2,097,498

		161,050,123
SOFTWARE — 1.43%
A10 Networks Inc.[a]	7,498	68,307
Actuate Corp.[a]	312,063	1,217,046
Bottomline Technologies Inc.[a,b]	42,930	1,184,439
Cinedigm Corp.[a,b]	400,780	621,209
Compuware Corp.	1,479,442	15,696,880
Covisint Corp.[a]	48,097	199,603
Ebix Inc.[b]	207,453	2,941,684
EPIQ Systems Inc.	199,515	3,503,483
ePlus Inc.[a]	33,409	1,872,574
Globant SAa	13,107	184,415
Glu Mobile Inc.[a,b]	56,030	289,675

Security	Shares	Value

Infoblox Inc.[a,b]	49,276	$726,821
Mentor Graphics Corp.	652,116	13,365,117
MobileIron Inc.[a]	24,027	267,661
Model N Inc.[a,b]	38,780	382,371
Paycom Software Inc.[a]	44,150	731,124
Progress Software Corp.[a]	344,922	8,247,085
QAD Inc. Class A	5,455	101,572
Rosetta Stone Inc.[a,b]	143,825	1,157,791
Rubicon Project Inc. (The)[a,b]	4,662	54,685
Sapiens International Corp.[a]	144,990	1,072,926
SeaChange International Inc.[a,b]	222,965	1,551,836
Silver Spring Networks Inc.[a,b]	14,470	139,636
Take-Two Interactive Software Inc.[a]	518,177	11,954,343
TeleCommunication Systems Inc.[a]	331,933	926,093
TeleNav Inc.[a,b]	184,520	1,236,284
TiVo Inc.[a,b]	506,282	6,477,878
TubeMogul Inc.[a]	15,137	174,076
Varonis Systems Inc.[a,b]	3,217	67,879
Verint Systems Inc.[a]	22,206	1,234,876
Vringo Inc.[a,b]	66,983	63,312
Zendesk Inc.[a]	6,692	144,480

		77,857,161
SPECIALTY RETAIL — 2.97%
Aeropostale Inc.[a,b]	532,834	1,753,024
America’s Car-Mart Inc.[a,b]	44,635	1,767,100
American Eagle Outfitters Inc.	1,309,433	19,012,967
Barnes & Noble Inc.[a,b]	274,355	5,415,768
bebe stores inc.	213,182	494,582
Big 5 Sporting Goods Corp.	125,035	1,171,578
Brown Shoe Co. Inc.	152,950	4,149,534
Build-A-Bear Workshop Inc.[a,b]	23,555	308,099
Cato Corp. (The) Class A	155,858	5,370,867
Children’s Place Inc. (The)	147,843	7,046,197
Citi Trends Inc.[a]	106,108	2,344,987
Destination Maternity Corp.	80,053	1,236,018
Destination XL Group Inc.[a,b]	195,965	924,955
Express Inc.[a,b]	532,497	8,312,278
Finish Line Inc. (The) Class A	242,295	6,064,644
Genesco Inc.[a,b]	147,195	11,002,826
Group 1 Automotive Inc.	132,755	9,652,616
Guess? Inc.	412,943	9,072,358
Haverty Furniture Companies Inc.	136,491	2,974,139
hhgregg Inc.[a,b]	50,843	320,819
Kirkland’s Inc.[a]	40,927	659,334
MarineMax Inc.[a,b]	168,123	2,832,873
Men’s Wearhouse Inc. (The)	66,328	3,132,008
New York & Co. Inc.[a]	94,549	286,483
Office Depot Inc.[a,b]	3,601,710	18,512,789
Pacific Sunwear of California Inc.[a]	43,809	78,856
Pep Boys - Manny, Moe & Jack (The)[a]	360,920	3,215,797
Rent-A-Center Inc.	355,461	10,788,241
Sears Hometown and Outlet Stores Inc.[a,b]	78,622	1,218,641
Shoe Carnival Inc.	102,580	1,826,950
Sonic Automotive Inc. Class A	266,852	6,540,543
Sportsman’s Warehouse Holdings Inc.[a,b]	41,416	278,937
Stage Stores Inc.[b]	214,868	3,676,391
Stein Mart Inc.	188,078	2,172,301
Systemax Inc.[a]	76,831	958,083
Tilly’s Inc. Class Aa	71,807	539,989
Vitamin Shoppe Inc.[a,b]	103,656	4,601,290
West Marine Inc.[a]	118,720	1,068,480
Zumiez Inc.[a,b]	29,081	817,176

		161,600,518

70

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

September 30, 2014

Security	Shares	Value

TEXTILES, APPAREL & LUXURY GOODS — 0.52%
Columbia Sportswear Co.	60,536	$2,165,978
Crocs Inc.[a]	516,277	6,494,765
Culp Inc.	51,436	933,563
Iconix Brand Group Inc.[a,b]	201,501	7,443,447
Movado Group Inc.	68,154	2,253,171
Perry Ellis International Inc.[a]	82,465	1,678,163
Quiksilver Inc.[a,b]	353,379	607,812
Sequential Brands Group Inc.[a,b]	24,358	304,475
SKECHERS U.S.A. Inc. Class Aa	68,920	3,674,125
Unifi Inc.[a]	99,357	2,573,346

		28,128,845
THRIFTS & MORTGAGE FINANCE — 3.14%
Astoria Financial Corp.	581,000	7,198,590
Banc of California Inc.	188,731	2,194,941
Bank Mutual Corp.	315,795	2,024,246
BankFinancial Corp.	126,389	1,311,918
BBX Capital Corp.[a]	54,056	942,196
Beneficial Mutual Bancorp Inc.[a,b]	198,875	2,541,622
Berkshire Hills Bancorp Inc.	170,218	3,998,421
Brookline Bancorp Inc.	478,641	4,092,381
Capitol Federal Financial Inc.	963,666	11,390,532
Charter Financial Corp.	130,756	1,399,089
Clifton Bancorp Inc.	179,394	2,258,570
Dime Community Bancshares Inc.	222,203	3,199,723
ESB Financial Corp.	87,156	1,017,982
EverBank Financial Corp.	613,507	10,834,534
Federal Agricultural Mortgage Corp. Class C NVS	70,681	2,271,687
First Defiance Financial Corp.	65,571	1,771,073
First Financial Northwest Inc.	99,425	1,015,129
Flagstar Bancorp Inc.[a,b]	137,538	2,314,765
Fox Chase Bancorp Inc.	82,316	1,342,574
Franklin Financial Corp.[a]	65,771	1,223,998
Home Loan Servicing Solutions Ltd.[b]	478,032	10,129,498
HomeStreet Inc.	100,733	1,721,527
Kearny Financial Corp.[a]	85,572	1,140,675
Ladder Capital Corp. Class Aa,b	103,364	1,953,580
Meta Financial Group Inc.	41,582	1,466,181
MGIC Investment Corp.[a,b]	1,331,003	10,395,133
NMI Holdings Inc. Class Aa	342,446	2,962,158
Northfield Bancorp Inc	362,864	4,942,208
Northwest Bancshares Inc.	635,251	7,686,537
OceanFirst Financial Corp.	90,974	1,447,396
Oritani Financial Corp.	310,012	4,368,069
PennyMac Financial Services Inc. Class Aa,c	93,191	1,365,248
Provident Financial Services Inc.	403,987	6,613,267
Radian Group Inc.	1,027,689	14,654,845
Stonegate Mortgage Corp.[a,b]	82,617	1,073,195
Territorial Bancorp Inc.	59,295	1,203,096
Tree.com Inc.[a]	24,140	866,385
TrustCo Bank Corp. NY	641,749	4,132,864
United Community Financial Corp.[b]	343,355	1,606,901
United Financial Bancorp Inc.	300,465	3,812,901
Walker & Dunlop Inc.[a,b]	122,709	1,630,803
Washington Federal Inc.	682,373	13,893,114
Waterstone Financial Inc.	233,100	2,692,305

Security	Shares	Value

WSFS Financial Corp.	60,423	$4,326,891

		170,428,748
TOBACCO — 0.22%
Alliance One International Inc.[a]	598,164	1,178,383
Universal Corp.	156,863	6,963,149
Vector Group Ltd.	175,450	3,891,481

		12,033,013
TRADING COMPANIES & DISTRIBUTORS — 0.78%
Aceto Corp.	165,590	3,199,199
Aircastle Ltd.[b]	303,027	4,957,522
Applied Industrial Technologies Inc.	178,719	8,158,522
Beacon Roofing Supply Inc.[a]	258,598	6,589,077
CAI International Inc.[a,b]	111,039	2,148,605
Houston Wire & Cable Co.	120,352	1,441,817
Kaman Corp.	89,989	3,536,568
Rush Enterprises Inc. Class Aa,b	38,233	1,278,894
TAL International Group Inc.	149,301	6,158,666
Textainer Group Holdings Ltd.[b]	110,612	3,442,245
Titan Machinery Inc.[a,b]	99,073	1,286,958

		42,198,073
TRANSPORTATION INFRASTRUCTURE — 0.10%
Wesco Aircraft Holdings Inc.[a,b]	298,105	5,187,027

		5,187,027
WATER UTILITIES — 0.43%
American States Water Co.	242,235	7,368,789
Artesian Resources Corp. Class A	52,709	1,061,559
California Water Service Group	320,691	7,196,306
Connecticut Water Service Inc.	73,802	2,398,565
Middlesex Water Co.	108,432	2,125,267
SJW Corp.	84,956	2,282,768
York Water Co. (The)	33,063	661,260

		23,094,514
WIRELESS TELECOMMUNICATION SERVICES — 0.06%
Boingo Wireless Inc.[a,b]	149,330	1,064,723
Leap Wireless International Inc.	304,489	767,312
NTELOS Holdings Corp.	64,297	684,120
Shenandoah Telecommunications Co.	24,160	599,410

		3,115,565

TOTAL COMMON STOCKS
(Cost: $5,503,212,777)		5,419,996,651

WARRANTS — 0.00%

OIL, GAS & CONSUMABLE FUELS — 0.00%
Magnum Hunter Resources Corp. (Expires 04/15/16)[a,b]	89,598	1

		1

TOTAL WARRANTS (Cost: $0)		1

71

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

September 30, 2014

Security	Shares	Value

SHORT-TERM INVESTMENTS — 12.78%

MONEY MARKET FUNDS — 12.78%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	644,362,648	$644,362,648
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	39,950,968	39,950,968
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	10,010,154	10,010,154

		694,323,770

TOTAL SHORT-TERM INVESTMENTS (Cost: $694,323,770)		694,323,770

TOTAL INVESTMENTS IN SECURITIES — 112.57% (Cost: $6,197,536,547)		6,114,320,422
Other Assets, Less Liabilities — (12.57)%		(682,618,940)

NET ASSETS — 100.00%		$5,431,701,482

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

72

Schedule of Investments  (Unaudited)

iSHARES® CORE U.S. GROWTH ETF

September 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.88%

AEROSPACE & DEFENSE — 2.80%
AeroVironment Inc.[a,b]	465	$13,983
American Science and Engineering Inc.	75	4,153
Astronics Corp.[a]	719	34,282
Astronics Corp. Class Ba	143	6,792
B/E Aerospace Inc.[a]	4,675	392,419
Boeing Co. (The)	32,480	4,137,302
Cubic Corp.	61	2,855
Curtiss-Wright Corp.	554	36,520
Ducommun Inc.[a]	184	5,043
GenCorp Inc.[a,b]	2,635	42,081
HEICO Corp.	3,013	140,707
Hexcel Corp.[a]	4,418	175,395
Honeywell International Inc.	34,883	3,248,305
Huntington Ingalls Industries Inc.	1,847	192,476
Lockheed Martin Corp.	12,052	2,202,865
Moog Inc. Class Aa	146	9,986
Precision Castparts Corp.	6,443	1,526,218
Rockwell Collins Inc.	5,334	418,719
SIFCO Industries Inc.	22	662
Sparton Corp.[a]	449	11,068
Spirit AeroSystems Holdings Inc. Class Aa	4,978	189,463
Taser International Inc.[a,b]	2,542	39,248
Teledyne Technologies Inc.[a]	380	35,724
TransDigm Group Inc.	2,346	432,438
Triumph Group Inc.	538	34,997
United Technologies Corp.	4,571	482,698

		13,816,399
AIR FREIGHT & LOGISTICS — 1.01%
C.H. Robinson Worldwide Inc.	6,605	438,044
Echo Global Logistics Inc.[a]	1,020	24,021
Expeditors International of Washington Inc.	8,785	356,495
FedEx Corp.	5,656	913,161
Forward Air Corp.	1,342	60,162
Hub Group Inc. Class Aa	1,634	66,226
Park-Ohio Holdings Corp.	366	17,517
United Parcel Service Inc. Class B	31,531	3,099,182
XPO Logistics Inc.[a,b]	458	17,253

		4,992,061
AIRLINES — 0.74%
Alaska Air Group Inc.	5,588	243,301
Allegiant Travel Co.	616	76,175
American Airlines Group Inc.	32,017	1,135,963
Copa Holdings SA Class A	1,166	125,100
Delta Air Lines Inc.	1,963	70,962
Hawaiian Holdings Inc.[a]	2,004	26,954
JetBlue Airways Corp.[a,b]	1,561	16,578
Southwest Airlines Co.	27,379	924,589
Spirit Airlines Inc.[a]	3,226	223,046
United Continental Holdings Inc.[a]	16,598	776,620

		3,619,288

Security	Shares	Value

AUTO COMPONENTS — 0.41%
American Axle & Manufacturing Holdings Inc.[a]	2,985	$50,058
BorgWarner Inc.	10,173	535,202
Cooper Tire & Rubber Co.	335	9,614
Cooper-Standard Holding Inc.[a]	33	2,059
Dana Holding Corp.	3,452	66,175
Dorman Products Inc.[a]	1,217	48,753
Drew Industries Inc.	1,011	42,654
Fox Factory Holding Corp.[a]	486	7,533
Gentex Corp.	3,807	101,913
Gentherm Inc.[a]	1,525	64,401
Goodyear Tire & Rubber Co. (The)	12,254	276,757
Johnson Controls Inc.	7,892	347,248
Lear Corp.	2,893	249,984
Modine Manufacturing Co.[a]	617	7,324
Motorcar Parts of America Inc.[a]	671	18,258
Remy International Inc.	45	924
Shiloh Industries Inc.[a]	350	5,953
Standard Motor Products Inc.	627	21,588
Stoneridge Inc.[a,b]	1,060	11,946
Strattec Security Corp.	122	9,925
Tenneco Inc.[a]	2,684	140,400
Tower International Inc.[a]	904	22,772

		2,041,441
AUTOMOBILES — 0.35%
Harley-Davidson Inc.	9,719	565,646
Tesla Motors Inc.[a]	4,226	1,025,566
Thor Industries Inc.	2,036	104,854
Winnebago Industries Inc.[a,b]	1,239	26,973

		1,723,039

BEVERAGES — 3.41%
Boston Beer Co. Inc. (The) Class Aa	386	85,599
Brown-Forman Corp. Class B NVS	6,841	617,195
Coca-Cola Bottling Co. Consolidated	202	15,075
Coca-Cola Co. (The)	176,824	7,543,312
Coca-Cola Enterprises Inc.	11,189	496,344
Constellation Brands Inc. Class Aa	6,646	579,265
Craft Brew Alliance Inc.[a,b]	252	3,629
Dr Pepper Snapple Group Inc.	8,737	561,877
Monster Beverage Corp.[a]	6,363	583,296
National Beverage Corp.[a]	492	9,594
PepsiCo Inc.	67,518	6,285,251

		16,780,437
BIOTECHNOLOGY — 5.81%
ACADIA Pharmaceuticals Inc.[a,b]	3,225	79,851
Acceleron Pharma Inc.[a,b]	715	21,622
Achillion Pharmaceuticals Inc.[a,b]	901	8,992
Acorda Therapeutics Inc.[a]	1,810	61,323
Actinium Pharmaceuticals Inc.[a,b]	883	5,916
Adamas Pharmaceuticals Inc.[a]	121	2,253
Aegerion Pharmaceuticals Inc.[a,b]	1,275	42,560
Agenus Inc.[a,b]	2,193	6,820
Agios Pharmaceuticals Inc.[a]	590	36,197
Akebia Therapeutics Inc.[a,b]	350	7,746
Alder Biopharmaceuticals Inc.[a,b]	358	4,539

1

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. GROWTH ETF

September 30, 2014

Security	Shares	Value

Alexion Pharmaceuticals Inc.[a,b]	8,797	$1,458,719
Alkermes PLC[a]	5,506	236,042
Alnylam Pharmaceuticals Inc.[a]	2,499	195,172
AMAG Pharmaceuticals Inc.[a]	659	21,029
Amgen Inc.	31,964	4,489,663
Anacor Pharmaceuticals Inc.[a,b]	532	13,018
Applied Genetic Technologies Corp.[a,b]	218	4,057
Ardelyx Inc.[a]	192	2,728
Arena Pharmaceuticals Inc.[a,b]	9,686	40,584
ARIAD Pharmaceuticals Inc.[a,b]	7,337	39,620
Array BioPharma Inc.[a,b]	4,512	16,108
Arrowhead Research Corp.[a,b]	2,306	34,060
Auspex Pharmaceuticals Inc.[a,b]	304	7,804
Avalanche Biotechnologies Inc.[a]	269	9,197
BioCryst Pharmaceuticals Inc.[a]	2,477	24,225
Biogen Idec Inc.[a]	10,566	3,495,338
BioMarin Pharmaceutical Inc.[a]	6,484	467,885
BioSpecifics Technologies Corp.[a,b]	161	5,683
Biotime Inc.[a,b]	3,407	10,698
Bluebird Bio Inc.[a]	1,038	37,243
Cara Therapeutics Inc.[a]	402	3,373
Celgene Corp.[a]	35,673	3,381,087
Celldex Therapeutics Inc.[a]	3,674	47,615
Cellular Dynamics International Inc.[a]	406	2,854
Cepheid Inc.[a,b]	3,090	136,053
Chimerix Inc.[a]	1,178	32,536
Clovis Oncology Inc.[a]	1,085	49,216
CTI BioPharma Corp.[a,b]	6,581	15,926
Cubist Pharmaceuticals Inc.[a]	3,169	210,231
Cytori Therapeutics Inc.[a,b]	2,153	1,455
CytRx Corp.[a,b]	703	1,786
Dendreon Corp.[a,b]	6,794	9,783
Dicerna Pharmaceuticals Inc.[a]	227	2,890
Durata Therapeutics Inc.[a,b]	615	7,798
Dyax Corp.[a,b]	6,135	62,086
Eleven Biotherapeutics Inc.[a,b]	206	2,295
Emergent BioSolutions Inc.[a]	239	5,093
Enanta Pharmaceuticals Inc.[a,b]	447	17,688
Epizyme Inc.[a]	551	14,938
Esperion Therapeutics Inc.[a]	209	5,112
Exact Sciences Corp.[a,b]	3,718	72,055
Exelixis Inc.[a,b]	8,368	12,803
Five Prime Therapeutics Inc.[a]	736	8,633
Flexion Therapeutics Inc.[a,b]	205	3,743
Foundation Medicine Inc.[a,b]	603	11,433
Galectin Therapeutics Inc.[a,b]	801	4,029
Galena Biopharma Inc.[a,b]	5,219	10,751
Genocea Biosciences Inc.[a]	172	1,557
Genomic Health Inc.[a,b]	733	20,751
Gilead Sciences Inc.[a]	68,391	7,280,222
Halozyme Therapeutics Inc.[a,b]	4,672	42,515
Heron Therapeutics Inc.[a]	867	7,222
Hyperion Therapeutics Inc.[a]	549	13,846
Idera Pharmaceuticals Inc.[a]	2,446	5,601
Immune Design Corp.[a]	238	4,203
ImmunoGen Inc.[a,b]	3,778	40,009
Immunomedics Inc.[a,b]	2,842	10,572
Incyte Corp.[a]	6,427	315,244
Infinity Pharmaceuticals Inc.[a]	2,112	28,343
Inovio Pharmaceuticals Inc.[a,b]	2,380	23,443
Insmed Inc.[a]	2,204	28,762
Insys Therapeutics Inc.[a,b]	485	18,808

Security	Shares	Value

Intercept Pharmaceuticals Inc.[a,b]	552	$130,653
Intrexon Corp.[a,b]	1,566	29,096
Ironwood Pharmaceuticals Inc. Class Aa	5,284	68,454
Isis Pharmaceuticals Inc.[a,b]	5,220	202,693
Karyopharm Therapeutics Inc.[a,b]	710	24,807
Keryx Biopharmaceuticals Inc.[a,b]	4,084	56,155
Kindred Biosciences Inc.[a,b]	351	3,247
Kite Pharma Inc.[a]	336	9,576
Kythera Biopharmaceuticals Inc.[a,b]	763	24,996
Lexicon Pharmaceuticals Inc.[a,b]	9,328	13,153
Ligand Pharmaceuticals Inc. Class Ba,b	915	42,996
Loxo Oncology Inc.[a]	141	1,851
MacroGenics Inc.[a]	870	18,183
MannKind Corp.[a,b]	10,101	59,697
Medivation Inc.[a]	3,391	335,268
Merrimack Pharmaceuticals Inc.[a,b]	4,010	35,208
MiMedx Group Inc.[a]	4,403	31,393
Mirati Therapeutics Inc.[a]	317	5,551
Momenta Pharmaceuticals Inc.[a]	2,134	24,200
Myriad Genetics Inc.[a,b]	2,919	112,586
NanoViricides Inc.[a,b]	1,786	5,358
Navidea Biopharmaceuticals Inc.[a,b]	4,257	5,619
NeoStem Inc.[a,b]	480	2,654
Neuralstem Inc.[a]	3,058	10,030
Neurocrine Biosciences Inc.[a,b]	3,479	54,516
NewLink Genetics Corp.[a,b]	907	19,428
Northwest Biotherapeutics Inc.[a,b]	1,581	7,952
Novavax Inc.[a,b]	10,971	45,749
NPS Pharmaceuticals Inc.[a]	4,388	114,088
Ohr Pharmaceutical Inc.[a,b]	935	6,779
OncoMed Pharmaceuticals Inc.[a,b]	540	10,222
Oncothyreon Inc.[a]	3,149	6,046
Ophthotech Corp.[a]	608	23,669
Opko Health Inc.[a,b]	8,864	75,433
Orexigen Therapeutics Inc.[a,b]	5,371	22,880
Organovo Holdings Inc.[a,b]	2,780	17,709
Osiris Therapeutics Inc.[a,b]	733	9,228
Otonomy Inc.[a]	280	6,720
PDL BioPharma Inc.[b]	7,067	52,791
Peregrine Pharmaceuticals Inc.[a,b]	7,302	9,931
Pharmacyclics Inc.[a,b]	2,700	317,061
Portola Pharmaceuticals Inc.[a]	1,622	41,004
Progenics Pharmaceuticals Inc.[a,b]	722	3,747
Prothena Corp. PLC[a]	256	5,673
PTC Therapeutics Inc.[a]	841	37,012
Puma Biotechnology Inc.[a]	1,039	247,874
Radius Health Inc.[a]	281	5,901
Raptor Pharmaceutical Corp.[a,b]	3,171	30,410
Receptos Inc.[a]	841	52,235
Regado Biosciences Inc.[a,b]	686	775
Regeneron Pharmaceuticals Inc.[a]	3,511	1,265,786
Regulus Therapeutics Inc.[a]	394	2,691
Repligen Corp.[a]	1,492	29,706
Retrophin Inc.[a,b]	1,347	12,150
Sage Therapeutics Inc.[a]	224	7,056
Sangamo BioSciences Inc.[a]	3,293	35,515
Sarepta Therapeutics Inc.[a,b]	1,865	39,352
Seattle Genetics Inc.[a,b]	4,514	167,831
Spectrum Pharmaceuticals Inc.[a]	693	5,641
Stemline Therapeutics Inc.[a]	404	5,034
Sunesis Pharmaceuticals Inc.[a,b]	2,608	18,621
Synageva BioPharma Corp.[a,b]	936	64,378

2

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. GROWTH ETF

September 30, 2014

Security	Shares	Value

Synergy Pharmaceuticals Inc.[a,b]	4,279	$11,917
Synta Pharmaceuticals Corp.[a,b]	3,934	11,841
T2 Biosystems Inc.[a]	218	3,944
TESARO Inc.[a,b]	838	22,559
Tetraphase Pharmaceuticals Inc.[a,b]	944	18,833
TG Therapeutics Inc.[a,b]	1,057	11,278
Threshold Pharmaceuticals Inc.[a,b]	2,066	7,458
Ultragenyx Pharmaceutical Inc.[a]	383	21,678
United Therapeutics Corp.[a]	2,128	273,767
Vanda Pharmaceuticals Inc.[a,b]	1,599	16,598
Verastem Inc.[a,b]	109	929
Versartis Inc.[a,b]	307	5,830
Vertex Pharmaceuticals Inc.[a]	10,513	1,180,715
Vital Therapies Inc.[a,b]	232	4,735
Xencor Inc.[a,b]	619	5,763
XOMA Corp.[a,b]	3,239	13,636
Zafgen Inc.[a]	269	5,286
ZIOPHARM Oncology Inc.[a,b]	3,017	7,965

		28,617,802
BUILDING PRODUCTS — 0.30%
A.O. Smith Corp.	1,557	73,615
AAON Inc.	1,869	31,792
Advanced Drainage Systems Inc.[a]	439	9,197
Allegion PLC	4,284	204,090
American Woodmark Corp.[a]	586	21,600
Apogee Enterprises Inc.	731	29,094
Armstrong World Industries Inc.[a,b]	2,005	112,280
Builders FirstSource Inc.[a,b]	2,070	11,282
Continental Building Products Inc.[a]	392	5,723
Fortune Brands Home & Security Inc.	3,087	126,907
Griffon Corp.	375	4,271
Insteel Industries Inc.	745	15,317
Lennox International Inc.	2,223	170,882
Masco Corp.	15,776	377,362
Masonite International Corp.[a]	173	9,581
NCI Building Systems Inc.[a]	1,221	23,687
Norcraft Companies Inc.[a]	333	5,311
Nortek Inc.[a]	441	32,855
Patrick Industries Inc.[a]	378	16,012
PGT Inc.[a]	2,042	19,031
Ply Gem Holdings Inc.[a]	623	6,753
Quanex Building Products Corp.	114	2,062
Simpson Manufacturing Co. Inc.	189	5,509
Trex Co. Inc.[a]	1,511	52,235
USG Corp.[a,b]	4,126	113,424

		1,479,872
CAPITAL MARKETS — 1.18%
Affiliated Managers Group Inc.[a]	2,459	492,685
Ameriprise Financial Inc.	2,951	364,094
Artisan Partners Asset Management Inc.	1,212	63,085
BGC Partners Inc. Class A	2,124	15,781
BlackRock Inc.[c]	2,163	710,156
Charles Schwab Corp. (The)	8,232	241,938
CIFC Corp.	14	127
Cohen & Steers Inc.	847	32,559
Diamond Hill Investment Group Inc.	113	13,905
Eaton Vance Corp. NVS	5,476	206,609
Evercore Partners Inc. Class A	1,473	69,231

Security	Shares	Value

Federated Investors Inc. Class B	3,017	$88,579
Financial Engines Inc.	2,277	77,907
Franklin Resources Inc.	14,421	787,531
GAMCO Investors Inc. Class A	297	21,010
Greenhill & Co. Inc.	1,244	57,834
HFF Inc. Class A	1,446	41,862
INTL FCStone Inc.[a,b]	201	3,481
Invesco Ltd.	2,944	116,229
Ladenburg Thalmann Financial Services Inc.[a]	4,694	19,903
Lazard Ltd. Class A	5,499	278,799
Legg Mason Inc.	1,812	92,702
LPL Financial Holdings Inc.	3,878	178,582
Marcus & Millichap Inc.[a]	358	10,833
Moelis & Co.	40	1,366
NorthStar Asset Management Group Inc.[a]	1,747	32,180
Pzena Investment Management Inc. Class A	384	3,667
RCS Capital Corp. Class A	514	11,575
SEI Investments Co.	5,538	200,254
Silvercrest Asset Management Group Inc.	251	3,419
T. Rowe Price Group Inc.	11,685	916,104
TD Ameritrade Holding Corp.	10,465	349,217
Virtus Investment Partners Inc.	320	55,584
Waddell & Reed Financial Inc. Class A	3,791	195,957
Westwood Holdings Group Inc.	317	17,971
WisdomTree Investments Inc.[a,b]	4,830	54,965

		5,827,681
CHEMICALS — 3.54%
A. Schulman Inc.	303	10,956
Advanced Emissions Solutions Inc.[a]	861	18,313
Airgas Inc.	3,301	365,256
Albemarle Corp.	1,434	84,463
Balchem Corp.	1,356	76,709
Cabot Corp.	184	9,342
Calgon Carbon Corp.[a]	2,371	45,950
Celanese Corp. Series A	599	35,053
Chase Corp.	255	7,936
Chemtura Corp.[a]	4,053	94,556
Cytec Industries Inc.	378	17,876
Dow Chemical Co. (The)	8,563	449,044
E.I. du Pont de Nemours and Co.	38,584	2,768,788
Eastman Chemical Co.	6,083	492,054
Ecolab Inc.	11,859	1,361,769
Ferro Corp.[a]	3,196	46,310
Flotek Industries Inc.[a,b]	2,402	62,620
FMC Corp.	5,926	338,908
FutureFuel Corp.	231	2,746
H.B. Fuller Co.	2,321	92,144
Hawkins Inc.	76	2,733
Huntsman Corp.	6,301	163,763
Innophos Holdings Inc.	565	31,126
Innospec Inc.	227	8,149
International Flavors & Fragrances Inc.	3,666	351,496
Koppers Holdings Inc.	950	31,502
Kronos Worldwide Inc.	114	1,571
LyondellBasell Industries NV Class A	19,614	2,131,257
Marrone Bio Innovations Inc.[a,b]	504	1,341
Minerals Technologies Inc.	425	26,227
Monsanto Co.	23,326	2,624,408
NewMarket Corp.	401	152,789
OMNOVA Solutions Inc.[a]	2,008	10,783

3

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. GROWTH ETF

September 30, 2014

Security	Shares	Value

Platform Specialty Products Corp.[a]	3,786	$94,726
PolyOne Corp.	4,169	148,333
PPG Industries Inc.	6,150	1,209,951
Praxair Inc.	13,037	1,681,773
Quaker Chemical Corp.	402	28,819
Rayonier Advanced Materials Inc.[b]	214	7,043
Rockwood Holdings Inc.	209	15,978
RPM International Inc.	5,473	250,554
Scotts Miracle-Gro Co. (The) Class A	1,984	109,120
Senomyx Inc.[a,b]	1,890	15,498
Sensient Technologies Corp.	128	6,701
Sherwin-Williams Co. (The)	3,832	839,170
Sigma-Aldrich Corp.	2,430	330,504
Stepan Co.	393	17,441
Taminco Corp.[a]	1,037	27,066
Trecora Resources[a]	919	11,377
Trinseo SAa	118	1,856
Valspar Corp. (The)	3,790	299,372
W.R. Grace & Co.[a]	2,918	265,363
Westlake Chemical Corp.	1,548	134,041
Zep Inc.	417	5,846

		17,418,470
COMMERCIAL BANKS — 0.12%
Bank of the Ozarks Inc.	3,530	111,266
Cardinal Financial Corp.	75	1,280
CommunityOne Bancorp.[a]	32	282
Eagle Bancorp Inc.[a]	750	23,865
First Financial Bankshares Inc.	1,568	43,575
Home Bancshares Inc.	1,931	56,791
Independent Bank Group Inc.	173	8,209
Investors Bancorp Inc.	1,851	18,751
ServisFirst Bancshares Inc.	15	432
Signature Bank[a]	2,083	233,421
Square 1 Financial Inc.[a]	84	1,615
SVB Financial Group[a]	193	21,633
Texas Capital Bancshares Inc.[a,b]	676	38,992
ViewPoint Financial Group	186	4,453
Western Alliance Bancorp[a]	1,795	42,900

		607,465
COMMERCIAL SERVICES & SUPPLIES — 0.67%
ARC Document Solutions Inc.[a]	1,829	14,815
Casella Waste Systems Inc. Class Aa	1,544	5,944
Cenveo Inc.[a,b]	1,198	2,959
Cintas Corp.	3,573	252,218
Clean Harbors Inc.[a]	1,990	107,301
Copart Inc.[a]	5,136	160,834
Covanta Holding Corp.	1,960	41,591
Deluxe Corp.	1,149	63,379
EnerNOC Inc.[a,b]	522	8,853
Healthcare Services Group Inc.	3,079	88,090
Heritage-Crystal Clean Inc.[a,b]	360	5,350
Herman Miller Inc.	2,586	77,192
HNI Corp.	1,840	66,222
InnerWorkings Inc.[a]	94	760
Interface Inc.	2,938	47,419
Iron Mountain Inc.	6,766	220,910
KAR Auction Services Inc.	2,485	71,146
Knoll Inc.	2,126	36,801

Security	Shares	Value

Mobile Mini Inc.	166	$5,805
MSA Safety Inc.	1,329	65,653
Multi-Color Corp.	334	15,190
Performant Financial Corp.[a]	1,704	13,768
Pitney Bowes Inc.	4,102	102,509
Quest Resource Holding Corp.[a,b]	565	972
R.R. Donnelley & Sons Co.	881	14,501
Rollins Inc.	2,809	82,248
SP Plus Corp.[a]	664	12,589
Steelcase Inc. Class A	3,651	59,110
Stericycle Inc.[a]	3,807	443,744
Team Inc.[a]	913	34,612
Tetra Tech Inc.	220	5,496
Tyco International Ltd.	18,311	816,121
US Ecology Inc.	948	44,328
Waste Connections Inc.	3,346	162,348
Waste Management Inc.	2,121	100,811
West Corp.	884	26,043

		3,277,632
COMMUNICATIONS EQUIPMENT — 1.59%
ADTRAN Inc.	1,294	26,566
Alliance Fiber Optic Products Inc.	508	6,314
Applied Optoelectronics Inc.[a,b]	637	10,256
Arista Networks Inc.[a]	205	18,108
ARRIS Group Inc.[a,b]	5,580	158,221
Aruba Networks Inc.[a,b]	4,728	102,030
CalAmp Corp.[a]	1,683	29,655
Ciena Corp.[a,b]	4,649	77,731
Clearfield Inc.[a,b]	508	6,467
CommScope Holding Co. Inc.[a]	2,751	65,776
EchoStar Corp. Class Aa	472	23,015
Extreme Networks Inc.[a]	2,936	14,063
F5 Networks Inc.[a,b]	3,375	400,748
Finisar Corp.[a,b]	4,045	67,268
Harmonic Inc.[a]	576	3,652
Harris Corp.	963	63,943
Infinera Corp.[a,b]	4,581	48,879
InterDigital Inc.	1,871	74,503
Ixia[a]	294	2,687
Juniper Networks Inc.	4,551	100,805
KVH Industries Inc.[a]	581	6,577
Motorola Solutions Inc.	2,248	142,253
Numerex Corp. Class Aa	535	5,607
Palo Alto Networks Inc.[a]	2,439	239,266
ParkerVision Inc.[a,b]	3,494	3,983
Plantronics Inc.	1,755	83,854
Polycom Inc.[a]	2,808	34,496
Procera Networks Inc.[a]	169	1,619
QUALCOMM Inc.	75,172	5,620,610
Riverbed Technology Inc.[a]	7,118	132,003
Ruckus Wireless Inc.[a,b]	2,843	37,983
ShoreTel Inc.[a]	2,702	17,968
Sonus Networks Inc.[a]	10,797	36,926
TESSCO Technologies Inc.	14	406
Ubiquiti Networks Inc.[a,b]	1,311	49,202
ViaSat Inc.[a]	1,833	101,035

		7,814,475

4

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. GROWTH ETF

September 30, 2014

Security	Shares	Value

COMPUTERS & PERIPHERALS — 5.84%
3D Systems Corp.[a,b]	4,882	$226,378
Apple Inc.	268,490	27,050,368
Cray Inc.[a,b]	1,793	47,048
Diebold Inc.	2,875	101,545
Dot Hill Systems Corp.[a]	2,668	10,085
Electronics For Imaging Inc.[a]	2,063	91,123
EMC Corp.	9,017	263,838
Immersion Corp.[a]	1,150	9,867
NCR Corp.[a]	715	23,888
NetApp Inc.	5,320	228,547
Nimble Storage Inc.[a,b]	395	10,258
Quantum Corp.[a]	3,972	4,608
SanDisk Corp.	4,775	467,711
Silicon Graphics International Corp.[a,b]	1,493	13,780
Stratasys Ltd.[a,b]	1,241	149,888
Super Micro Computer Inc.[a,b]	1,538	45,248
Violin Memory Inc.[a,b]	3,567	17,371

		28,761,551
CONSTRUCTION & ENGINEERING — 0.20%
Aegion Corp.[a]	256	5,696
Argan Inc.	221	7,377
Chicago Bridge & Iron Co. NV	4,437	256,681
Comfort Systems USA Inc.	508	6,883
Dycom Industries Inc.[a]	1,328	40,783
Fluor Corp.	4,304	287,464
Foster Wheeler AG	4,439	140,361
Furmanite Corp.[a]	1,627	10,999
Great Lakes Dredge & Dock Corp.[a]	308	1,903
MasTec Inc.[a,b]	2,981	91,278
Primoris Services Corp.	1,716	46,057
Quanta Services Inc.[a]	2,282	82,814
Sterling Construction Co. Inc.[a,b]	4	31

		978,327
CONSTRUCTION MATERIALS — 0.13%
Eagle Materials Inc.	2,232	227,284
Headwaters Inc.[a]	3,376	42,335
Martin Marietta Materials Inc.	2,756	355,359
United States Lime & Minerals Inc.	75	4,360
US Concrete Inc.[a]	599	15,658

		644,996
CONSUMER FINANCE — 0.86%
Ally Financial Inc.[a]	10,769	249,195
American Express Co.	40,406	3,537,141
Credit Acceptance Corp.[a,b]	314	39,586
Encore Capital Group Inc.[a,b]	827	36,644
First Cash Financial Services Inc.[a]	1,315	73,614
Portfolio Recovery Associates Inc.[a,b]	2,236	116,786
Santander Consumer USA Holdings Inc.	265	4,720
SLM Corp.	6,394	54,733
Synchrony Financial[a]	4,136	101,539
World Acceptance Corp.[a,b]	355	23,962

		4,237,920

Security	Shares	Value

CONTAINERS & PACKAGING — 0.38%
AEP Industries Inc.[a]	207	$7,839
AptarGroup Inc.	661	40,123
Avery Dennison Corp.	1,481	66,127
Ball Corp.	6,193	391,831
Berry Plastics Group Inc.[a]	2,437	61,510
Crown Holdings Inc.[a]	6,158	274,154
Graphic Packaging Holding Co.[a]	14,504	180,285
Myers Industries Inc.	1,203	21,221
Owens-Illinois Inc.[a]	4,404	114,724
Packaging Corp. of America	4,408	281,318
Sealed Air Corp.	9,594	334,639
Silgan Holdings Inc.	1,944	91,368

		1,865,139
DISTRIBUTORS — 0.21%
Core-Mark Holding Co. Inc.	135	7,160
Genuine Parts Co.	6,395	560,906
LKQ Corp.[a]	13,414	356,678
Pool Corp.	2,055	110,806

		1,035,550
DIVERSIFIED CONSUMER SERVICES — 0.20%
2U Inc.[a]	177	2,760
American Public Education Inc.[a]	842	22,726
Bright Horizons Family Solutions Inc.[a]	1,353	56,907
Capella Education Co.	487	30,486
Carriage Services Inc.	118	2,045
Collectors Universe Inc.	305	6,710
Education Management Corp.[a,b]	1,066	1,162
Grand Canyon Education Inc.[a]	2,107	85,902
H&R Block Inc.	12,184	377,826
ITT Educational Services Inc.[a,b]	84	360
K12 Inc.[a]	648	10,342
Liberty Tax Inc.[a]	184	5,943
LifeLock Inc.[a,b]	3,546	50,672
Service Corp. International	7,289	154,090
ServiceMaster Global Holdings Inc.[a]	1,232	29,814
Sotheby’s	2,714	96,944
Strayer Education Inc.[a]	526	31,497
Weight Watchers International Inc.[b]	1,107	30,376

		996,562
DIVERSIFIED FINANCIAL SERVICES — 0.55%
CBOE Holdings Inc.	3,851	206,125
Intercontinental Exchange Inc.	2,170	423,258
Leucadia National Corp.	2,669	63,629
MarketAxess Holdings Inc.	1,674	103,554
McGraw Hill Financial Inc.	12,105	1,022,267
Moody’s Corp.	8,414	795,123
MSCI Inc. Class Aa	2,338	109,933

		2,723,889
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.11%
8x8 Inc.[a]	1,267	8,464
CenturyLink Inc.	1,556	63,625
Cincinnati Bell Inc.[a]	3,290	11,087

5

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. GROWTH ETF

September 30, 2014

Security	Shares	Value

Cogent Communications Holdings Inc.	2,113	$71,018
Consolidated Communications Holdings Inc.	1,126	28,206
Enventis Corp.	598	10,872
Fairpoint Communications Inc.[a,b]	823	12,485
General Communication Inc. Class Aa	1,828	19,943
IDT Corp. Class B	570	9,154
inContact Inc.[a,b]	2,783	24,198
Inteliquent Inc.	1,411	17,567
Intelsat SAa	311	5,331
Level 3 Communications Inc.[a]	7,491	342,563
Lumos Networks Corp.	663	10,774
magicJack VocalTec Ltd.[a,b]	785	7,732
Premiere Global Services Inc.[a]	535	6,404
tw telecom Inc.[a]	6,171	256,775
Verizon Communications Inc.	184,415	9,218,906
Windstream Holdings Inc.	25,195	271,602

		10,396,706
ELECTRIC UTILITIES — 0.05%
ITC Holdings Corp.	6,621	235,906

		235,906
ELECTRICAL EQUIPMENT — 0.72%
Acuity Brands Inc.	1,929	227,062
AMETEK Inc.	10,907	547,640
AZZ Inc.	1,167	48,746
Capstone Turbine Corp.[a,b]	13,818	14,785
Emerson Electric Co.	23,327	1,459,804
Encore Wire Corp.	689	25,555
EnerSys	500	29,320
Enphase Energy Inc.[a]	940	14,091
Franklin Electric Co. Inc.	1,966	68,299
FuelCell Energy Inc.[a,b]	9,873	20,634
Generac Holdings Inc.[a]	3,052	123,728
Hubbell Inc. Class B	423	50,984
Polypore International Inc.[a,b]	2,005	78,014
Power Solutions International Inc.[a,b]	190	13,110
Preformed Line Products Co.	10	528
Revolution Lighting Technologies Inc.[a,b]	1,228	2,063
Rockwell Automation Inc.	6,195	680,707
Solarcity Corp.[a,b]	1,881	112,108
TCP International Holdings Ltd.[a]	192	1,463
Thermon Group Holdings Inc.[a]	1,404	34,286
Vicor Corp.[a]	115	1,081

		3,554,008
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.62%
Amphenol Corp. Class A	6,992	698,221
Anixter International Inc.	540	45,814
Avnet Inc.	1,248	51,792
Badger Meter Inc.	666	33,600
Belden Inc.	1,935	123,879
CDW Corp.	3,849	119,511
Cognex Corp.[a]	3,810	153,429
Coherent Inc.[a]	82	5,032
Control4 Corp.[a,b]	509	6,581
Corning Inc.	13,506	261,206
CUI Global Inc.[a,b]	603	4,366
Daktronics Inc.	1,144	14,060

Security	Shares	Value

DTS Inc.[a]	213	$5,378
Electro Rent Corp.	51	702
FARO Technologies Inc.[a]	661	33,546
FEI Co.	1,893	142,770
FLIR Systems Inc.	4,364	136,768
InvenSense Inc.[a,b]	3,141	61,972
IPG Photonics Corp.[a]	1,461	100,488
Littelfuse Inc.	899	76,577
Maxwell Technologies Inc.[a,b]	1,258	10,970
Measurement Specialties Inc.[a]	703	60,184
Mesa Laboratories Inc.	120	6,934
Methode Electronics Inc.	1,674	61,720
MTS Systems Corp.	668	45,598
National Instruments Corp.	4,431	137,051
Newport Corp.[a]	1,580	27,998
OSI Systems Inc.[a]	203	12,886
Plexus Corp.[a]	522	19,277
RealD Inc.[a,b]	1,966	18,421
Rogers Corp.[a]	229	12,540
Speed Commerce Inc.[a]	1,727	4,749
SYNNEX Corp.[a,b]	139	8,983
Trimble Navigation Ltd.[a,b]	11,595	353,647
Universal Display Corp.[a,b]	1,821	59,437
Viasystems Group Inc.[a]	14	220
Zebra Technologies Corp. Class Aa	2,240	158,973

		3,075,280
ENERGY EQUIPMENT & SERVICES — 2.28%
Aspen Aerogels Inc.[a]	151	1,522
Atwood Oceanics Inc.[a]	616	26,913
Baker Hughes Inc.	1,602	104,226
Basic Energy Services Inc.[a]	1,416	30,713
C&J Energy Services Inc.[a]	1,752	53,524
Cameron International Corp.[a]	5,851	388,389
CARBO Ceramics Inc.	877	51,945
Dresser-Rand Group Inc.[a]	3,390	278,861
Dril-Quip Inc.[a]	1,833	163,870
FMC Technologies Inc.[a]	10,466	568,408
Forum Energy Technologies Inc.[a]	996	30,488
Frank’s International NV	194	3,628
Geospace Technologies Corp.[a]	58	2,039
Glori Energy Inc.[a]	542	4,282
Gulf Island Fabrication Inc.	240	4,128
Halliburton Co.	37,575	2,423,963
Helmerich & Payne Inc.	2,910	284,802
Independence Contract Drilling Inc.[a]	160	1,880
ION Geophysical Corp.[a]	1,281	3,574
Matrix Service Co.[a]	1,161	28,003
Nabors Industries Ltd.	1,311	29,838
National Oilwell Varco Inc.	1,621	123,358
Nordic American Offshore Ltd.	347	6,114
North Atlantic Drilling Ltd.[b]	837	5,574
Oceaneering International Inc.	4,875	317,704
Patterson-UTI Energy Inc.	3,286	106,894
PHI Inc.[a]	58	2,387
Pioneer Energy Services Corp.[a]	2,004	28,096
Profire Energy Inc.[a,b]	591	2,453
RigNet Inc.[a]	567	22,935
RPC Inc.	2,717	59,665
Schlumberger Ltd.	57,921	5,889,987
Seadrill Ltd.[b]	4,666	124,862

6

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. GROWTH ETF

September 30, 2014

Security	Shares	Value

Seventy Seven Energy Inc.[a]	385	$9,140
Superior Energy Services Inc.	476	15,646
Tesco Corp.	137	2,719
Unit Corp.[a]	141	8,270
Willbros Group Inc.[a]	1,778	14,811

		11,225,611
FOOD & STAPLES RETAILING — 1.61%
Andersons Inc. (The)	1,162	73,067
Casey’s General Stores Inc.	1,756	125,905
Chefs’ Warehouse Inc. (The)[a]	722	11,740
Costco Wholesale Corp.	18,442	2,311,151
CVS Health Corp.	7,381	587,454
Fairway Group Holdings Corp.[a,b]	1,003	3,751
Fresh Market Inc. (The)[a,b]	1,949	68,079
Kroger Co. (The)	22,675	1,179,100
Liberator Medical Holdings Inc.	1,403	4,391
Natural Grocers by Vitamin Cottage Inc.[a,b]	391	6,365
PriceSmart Inc.	834	71,424
Rite Aid Corp.[a]	28,963	140,181
Sprouts Farmers Market Inc.[a]	4,334	125,989
Sysco Corp.	9,741	369,671
United Natural Foods Inc.[a]	2,172	133,491
Wal-Mart Stores Inc.	7,232	553,031
Walgreen Co.	31,924	1,892,136
Whole Foods Market Inc.	7,115	271,153

		7,928,079
FOOD PRODUCTS — 1.67%
Alico Inc.	59	2,248
Annie’s Inc.[a]	747	34,287
Archer-Daniels-Midland Co.	2,845	145,379
B&G Foods Inc. Class A	2,265	62,401
Boulder Brands Inc.[a]	2,486	33,884
Cal-Maine Foods Inc.	683	61,012
Calavo Growers Inc.	565	25,504
Campbell Soup Co.	5,100	217,923
Darling Ingredients Inc.[a]	1,443	26,436
Diamond Foods Inc.[a]	967	27,666
Farmer Bros. Co.[a]	366	10,596
Flowers Foods Inc.	7,793	143,079
General Mills Inc.	27,337	1,379,152
Hain Celestial Group Inc.[a]	2,035	208,282
Hershey Co. (The)	6,696	638,999
Hormel Foods Corp.	5,915	303,972
Ingredion Inc.	492	37,289
Inventure Foods Inc.[a,b]	605	7,841
J&J Snack Foods Corp.	684	63,995
Kellogg Co.	10,423	642,057
Keurig Green Mountain Inc.	6,295	819,168
Kraft Foods Group Inc.	26,476	1,493,246
Lancaster Colony Corp.	517	44,090
Lifeway Foods Inc.[a]	202	2,802
Limoneira Co.	549	13,006
McCormick & Co. Inc. NVS	5,820	389,358
Mead Johnson Nutrition Co. Class A	9,041	869,925
Pilgrim’s Pride Corp.[a,b]	373	11,399
Sanderson Farms Inc.	881	77,484
Seaboard Corp.[a]	1	2,675
Tootsie Roll Industries Inc.[b]	839	23,484

Security	Shares	Value

TreeHouse Foods Inc.[a]	979	$78,810
Tyson Foods Inc. Class A	731	28,779
WhiteWave Foods Co. (The) Class Aa	7,718	280,395

		8,206,623
HEALTH CARE EQUIPMENT & SUPPLIES — 1.84%
Abaxis Inc.	987	50,051
ABIOMED Inc.[a,b]	1,827	45,364
Accuray Inc.[a,b]	3,274	23,769
Align Technology Inc.[a]	3,621	187,133
Anika Therapeutics Inc.[a,b]	632	23,169
Antares Pharma Inc.[a,b]	4,417	8,083
AtriCure Inc.[a]	1,065	15,677
Atrion Corp.	71	21,656
Baxter International Inc.	24,131	1,731,882
Becton, Dickinson and Co.	8,633	982,522
Boston Scientific Corp.[a]	5,590	66,018
C.R. Bard Inc.	3,425	488,782
Cantel Medical Corp.	1,459	50,160
Cardiovascular Systems Inc.[a]	1,175	27,765
Cerus Corp.[a,b]	3,297	13,221
Cooper Companies Inc. (The)	1,580	246,085
Cyberonics Inc.[a]	1,187	60,727
Cynosure Inc. Class Aa	361	7,581
DENTSPLY International Inc.	1,953	89,057
DexCom Inc.[a]	3,320	132,767
Edwards Lifesciences Corp.[a]	4,722	482,352
Endologix Inc.[a]	2,931	31,069
GenMark Diagnostics Inc.[a,b]	1,814	16,272
Globus Medical Inc. Class Aa,b	2,906	57,161
Haemonetics Corp.[a]	202	7,054
HeartWare International Inc.[a,b]	772	59,930
Hill-Rom Holdings Inc.	169	7,002
Hologic Inc.[a]	3,482	84,717
IDEXX Laboratories Inc.[a]	2,274	267,945
Inogen Inc.[a]	229	4,720
Insulet Corp.[a]	2,407	88,698
Integra LifeSciences Holdings Corp.[a]	510	25,316
Intuitive Surgical Inc.[a]	1,482	684,417
K2M Group Holdings Inc.[a]	393	5,671
LDR Holding Corp.[a]	718	22,351
Masimo Corp.[a]	2,318	49,327
Meridian Bioscience Inc.	1,889	33,416
Natus Medical Inc.[a]	1,411	41,639
Neogen Corp.[a]	1,582	62,489
NuVasive Inc.[a]	1,717	59,872
NxStage Medical Inc.[a]	2,684	35,241
Ocular Therapeutix Inc.[a]	230	3,443
OraSure Technologies Inc.[a]	160	1,155
Oxford Immunotec Global PLC[a,b]	550	8,399
Quidel Corp.[a,b]	1,258	33,802
ResMed Inc.[b]	6,286	309,711
Rockwell Medical Technologies Inc.[a,b]	72	658
Roka Bioscience Inc.[a]	196	1,970
Sirona Dental Systems Inc.[a]	1,580	121,154
Spectranetics Corp. (The)[a,b]	1,859	49,394
St. Jude Medical Inc.	8,139	489,398
Staar Surgical Co.[a]	1,722	18,305
Steris Corp.	2,601	140,350
Stryker Corp.	8,904	718,998
SurModics Inc.[a]	102	1,852

7

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. GROWTH ETF

September 30, 2014

Security	Shares	Value

Tandem Diabetes Care Inc.[a,b]	300	$4,026
Thoratec Corp.[a]	2,530	67,627
TransEnterix Inc.[a,b]	117	510
TriVascular Technologies Inc.[a]	333	4,822
Unilife Corp.[a,b]	4,935	11,326
Utah Medical Products Inc.	152	7,412
Varian Medical Systems Inc.[a]	4,625	370,555
Vascular Solutions Inc.[a]	746	18,426
Veracyte Inc.[a]	288	2,808
Volcano Corp.[a,b]	2,438	25,940
West Pharmaceutical Services Inc.	3,164	141,621
Wright Medical Group Inc.[a]	1,042	31,573
Zeltiq Aesthetics Inc.[a]	1,264	28,604
Zimmer Holdings Inc.	554	55,705

		9,067,672
HEALTH CARE PROVIDERS & SERVICES — 1.82%
Acadia Healthcare Co. Inc.[a,b]	1,918	93,023
Addus HomeCare Corp.[a]	23	451
Adeptus Health Inc. Class Aa	140	3,486
Aetna Inc.	4,733	383,373
Air Methods Corp.[a]	1,763	97,935
Alliance HealthCare Services Inc.[a]	86	1,944
AmerisourceBergen Corp.	10,049	776,788
AmSurg Corp.[a]	451	22,572
Bio-Reference Laboratories Inc.[a,b]	1,145	32,129
BioTelemetry Inc.[a]	694	4,657
Brookdale Senior Living Inc.[a]	7,645	246,322
Capital Senior Living Corp.[a]	1,431	30,380
Cardinal Health Inc.	1,225	91,777
Catamaran Corp.[a]	9,194	387,527
Centene Corp.[a]	2,577	213,144
Chemed Corp.	785	80,776
Cigna Corp.	927	84,070
CorVel Corp.[a]	548	18,659
DaVita HealthCare Partners Inc.[a]	2,745	200,769
Ensign Group Inc. (The)	785	27,318
Envision Healthcare Holdings Inc.[a]	3,595	124,675
ExamWorks Group Inc.[a,b]	1,531	50,140
Express Scripts Holding Co.[a]	29,808	2,105,339
Gentiva Health Services Inc.[a]	1,382	23,190
HCA Holdings Inc.[a]	1,369	96,542
HealthEquity Inc.[a]	175	3,204
HealthSouth Corp.	2,982	110,036
Healthways Inc.[a,b]	995	15,940
Henry Schein Inc.[a]	3,800	442,586
IPC The Hospitalist Co. Inc.[a]	437	19,573
Laboratory Corp. of America Holdings[a]	1,493	151,913
Landauer Inc.	370	12,214
McKesson Corp.	10,258	1,996,925
MEDNAX Inc.[a,b]	2,949	161,664
Molina Healthcare Inc.[a,b]	1,357	57,401
MWI Veterinary Supply Inc.[a,b]	565	83,846
National Research Corp. Class Aa	355	4,619
Patterson Companies Inc.	342	14,169
Premier Inc.[a]	1,424	46,793
Providence Service Corp. (The)[a]	467	22,593
RadNet Inc.[a]	1,370	9,069
Select Medical Holdings Corp.	3,287	39,543
Skilled Healthcare Group Inc. Class Aa,b	824	5,438
Surgical Care Affiliates Inc.[a]	513	13,712

Security	Shares	Value

Team Health Holdings Inc.[a]	3,125	$181,219
Tenet Healthcare Corp.[a]	4,370	259,534
U.S. Physical Therapy Inc.	520	18,403
Universal Health Services Inc. Class B	876	91,542

		8,958,922
HEALTH CARE TECHNOLOGY — 0.32%
Allscripts Healthcare Solutions Inc.[a]	2,981	39,990
athenahealth Inc.[a,b]	1,681	221,371
Castlight Health Inc.[a,b]	476	6,159
Cerner Corp.[a]	13,243	788,886
Computer Programs and Systems Inc.	513	29,492
HealthStream Inc.[a]	896	21,513
HMS Holdings Corp.[a]	3,940	74,269
Imprivata Inc.[a]	176	2,732
IMS Health Holdings Inc.[a]	3,325	87,082
MedAssets Inc.[a]	2,688	55,695
Medidata Solutions Inc.[a,b]	2,496	110,548
Merge Healthcare Inc.[a]	3,537	7,781
Omnicell Inc.[a,b]	1,610	44,001
Quality Systems Inc.	2,188	30,129
Veeva Systems Inc.[a,b]	1,665	46,903
Vocera Communications Inc.[a]	1,143	9,224

		1,575,775
HOTELS, RESTAURANTS & LEISURE — 3.08%
Aramark	1,808	47,550
Bally Technologies Inc.[a]	1,773	143,081
BJ’s Restaurants Inc.[a]	256	9,213
Bloomin’ Brands Inc.[a]	3,413	62,594
Boyd Gaming Corp.[a,b]	3,066	31,151
Bravo Brio Restaurant Group Inc.[a]	852	11,050
Brinker International Inc.	2,922	148,408
Buffalo Wild Wings Inc.[a]	851	114,264
Burger King Worldwide Inc.[b]	4,681	138,838
Caesars Entertainment Corp.[a,b]	300	3,774
Cheesecake Factory Inc. (The)	2,223	101,147
Chipotle Mexican Grill Inc.[a]	1,391	927,227
Choice Hotels International Inc.	103	5,356
Churchill Downs Inc.	389	37,928
Chuy’s Holdings Inc.[a]	716	22,475
ClubCorp Holdings Inc.	947	18,779
Cracker Barrel Old Country Store Inc.	795	82,036
Del Frisco’s Restaurant Group Inc.[a]	1,034	19,791
Denny’s Corp.[a]	2,605	18,313
Diamond Resorts International Inc.[a]	1,554	35,369
DineEquity Inc.	289	23,580
Domino’s Pizza Inc.	2,482	191,015
Dunkin’ Brands Group Inc.	4,703	210,788
Einstein Noah Restaurant Group Inc.	512	10,322
El Pollo Loco Holdings Inc.[a]	287	10,306
Famous Dave’s of America Inc.[a]	210	5,653
Fiesta Restaurant Group Inc.[a]	1,181	58,672
Hilton Worldwide Holdings Inc.[a]	5,995	147,657
Hyatt Hotels Corp. Class Aa	103	6,234
Ignite Restaurant Group Inc.[a,b]	307	1,842
Interval Leisure Group Inc.	1,359	25,889
Jack in the Box Inc.	1,771	120,765
Jamba Inc.[a]	759	10,793
Krispy Kreme Doughnuts Inc.[a,b]	2,889	49,575

8

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. GROWTH ETF

September 30, 2014

Security	Shares	Value

La Quinta Holdings Inc.[a]	1,399	$26,567
Las Vegas Sands Corp.	16,727	1,040,587
Life Time Fitness Inc.[a,b]	103	5,195
Marriott International Inc. Class A	8,615	602,189
McDonald’s Corp.	44,025	4,174,010
MGM Resorts International[a]	1,412	32,165
Morgans Hotel Group Co.[a]	334	2,695
Multimedia Games Holding Co. Inc.[a]	1,257	45,265
Nathan’s Famous Inc.[a]	124	8,394
Noodles & Co.[a]	470	9,019
Norwegian Cruise Line Holdings Ltd.[a]	3,721	134,030
Panera Bread Co. Class Aa	1,089	177,202
Papa John’s International Inc.	1,408	56,306
Papa Murphy’s Holdings Inc.[a]	260	2,652
Pinnacle Entertainment Inc.[a,b]	2,403	60,291
Popeyes Louisiana Kitchen Inc.[a]	1,095	44,348
Potbelly Corp.[a,b]	634	7,392
Red Robin Gourmet Burgers Inc.[a]	630	35,847
Ruth’s Hospitality Group Inc.	1,027	11,338
Scientific Games Corp. Class Aa,b	1,576	16,974
SeaWorld Entertainment Inc.	3,012	57,921
Six Flags Entertainment Corp.	3,228	111,011
Sonic Corp.[a]	1,698	37,967
Starbucks Corp.	33,579	2,533,871
Starwood Hotels & Resorts Worldwide Inc.	3,829	318,611
Texas Roadhouse Inc.	3,081	85,775
Vail Resorts Inc.	1,584	137,428
Wyndham Worldwide Corp.	5,665	460,338
Wynn Resorts Ltd.	3,625	678,165
Yum! Brands Inc.	19,642	1,413,831
Zoe’s Kitchen Inc.[a,b]	260	7,998

		15,186,817
HOUSEHOLD DURABLES — 0.35%
Beazer Homes USA Inc.[a]	621	10,420
Cavco Industries Inc.[a]	388	26,384
D.R. Horton Inc.	1,513	31,047
Dixie Group Inc.[a]	515	4,465
GoPro Inc.[a]	592	55,470
Harman International Industries Inc.	3,031	297,159
Helen of Troy Ltd.[a,b]	482	25,315
Installed Building Products Inc.[a,b]	382	5,367
iRobot Corp.[a,b]	1,260	38,367
Jarden Corp.[a]	1,755	105,493
KB Home	2,751	41,100
La-Z-Boy Inc.	1,964	38,868
Leggett & Platt Inc.	3,048	106,436
Lennar Corp. Class A	485	18,833
LGI Homes Inc.[a]	373	6,848
Libbey Inc.[a]	974	25,577
Newell Rubbermaid Inc.	7,370	253,602
NVR Inc.[a]	187	211,314
Tempur Sealy International Inc.[a]	2,746	154,243
TRI Pointe Homes Inc.[a]	606	7,842
Tupperware Brands Corp.	2,245	154,995
Turtle Beach Corp.[a]	310	2,371
Universal Electronics Inc.[a]	696	34,361
Whirlpool Corp.	313	45,588
William Lyon Homes Class Aa	97	2,144

		1,703,609

Security	Shares	Value

HOUSEHOLD PRODUCTS — 1.12%
Central Garden & Pet Co. Class Aa	270	$2,171
Church & Dwight Co. Inc.	6,097	427,765
Clorox Co. (The)	4,744	455,614
Colgate-Palmolive Co.	36,417	2,375,117
Harbinger Group Inc.[a]	1,534	20,126
Kimberly-Clark Corp.	13,897	1,494,900
Oil-Dri Corp. of America	54	1,408
Orchids Paper Products Co.	347	8,522
Procter & Gamble Co. (The)	6,863	574,708
Spectrum Brands Holdings Inc.	934	84,555
WD-40 Co.	683	46,417

		5,491,303
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.03%
Abengoa Yield PLC[a]	67	2,384
Calpine Corp.[a]	2,653	57,570
Ormat Technologies Inc.	300	7,881
Pattern Energy Group Inc.	1,755	54,265
TerraForm Power Inc.[a]	384	11,082

		133,182
INDUSTRIAL CONGLOMERATES — 1.00%
3M Co.	29,142	4,128,838
Danaher Corp.	6,346	482,169
Raven Industries Inc.	1,642	40,065
Roper Industries Inc.	2,010	294,043

		4,945,115
INSURANCE — 0.49%
American Financial Group Inc.	542	31,376
AmTrust Financial Services Inc.[b]	959	38,187
Aon PLC	10,140	888,974
Arthur J. Gallagher & Co.	6,587	298,786
Atlas Financial Holdings Inc.[a]	480	6,643
Brown & Brown Inc.	310	9,967
Crawford & Co. Class B	429	3,539
eHealth Inc.[a]	853	20,583
Employers Holdings Inc.	954	18,365
Erie Indemnity Co. Class A	1,096	83,088
Federated National Holding Co.	454	12,753
HCI Group Inc.	277	9,969
Heritage Insurance Holdings Inc.[a]	305	4,593
Infinity Property and Casualty Corp.	250	16,003
Maiden Holdings Ltd.	286	3,169
Marsh & McLennan Companies Inc.	16,473	862,197
National Interstate Corp.	80	2,232
Reinsurance Group of America Inc.	852	68,271
United Insurance Holdings Corp.	675	10,125
Universal Insurance Holdings Inc.	1,312	16,964

		2,405,784
INTERNET & CATALOG RETAIL — 2.27%
Amazon.com Inc.[a]	16,733	5,395,388
Blue Nile Inc.[a,b]	484	13,818
Coupons.com Inc.[a]	537	6,422
Expedia Inc.	4,501	394,378

9

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. GROWTH ETF

September 30, 2014

Security	Shares	Value

FTD Companies Inc.[a]	85	$2,899
Groupon Inc.[a]	21,333	142,504
HomeAway Inc.[a]	3,834	136,107
HSN Inc.	1,493	91,625
Liberty Interactive Corp. Series Aa,b	10,904	310,982
Liberty TripAdvisor Holdings Inc. Class Aa	3,343	113,328
Liberty Ventures Series Aa	3,343	126,900
Netflix Inc.[a]	2,665	1,202,395
NutriSystem Inc.	1,312	20,165
Orbitz Worldwide Inc.[a]	1,067	8,397
Overstock.com Inc.[a]	510	8,599
PetMed Express Inc.	956	13,002
Priceline Group Inc. (The)[a]	2,298	2,662,417
RetailMeNot Inc.[a,b]	1,350	21,816
Shutterfly Inc.[a,b]	1,044	50,885
TripAdvisor Inc.[a]	4,942	451,798
Valuevision Media Inc. Class Aa	204	1,047
zulily Inc.[a,b]	574	21,749

		11,196,621
INTERNET SOFTWARE & SERVICES — 6.24%
Aerohive Networks Inc.[a]	191	1,532
Akamai Technologies Inc.[a]	7,920	473,616
Amber Road Inc.[a,b]	364	6,312
Angie’s List Inc.[a,b]	1,897	12,084
Bankrate Inc.[a]	280	3,181
Bazaarvoice Inc.[a,b]	1,177	8,698
Benefitfocus Inc.[a,b]	162	4,364
Borderfree Inc.[a,b]	244	3,148
Brightcove Inc.[a]	1,241	6,925
Carbonite Inc.[a]	936	9,585
Care.com Inc.[a,b]	443	3,610
ChannelAdvisor Corp.[a,b]	903	14,809
comScore Inc.[a]	1,622	59,057
Constant Contact Inc.[a]	1,370	37,182
Conversant Inc.[a]	3,021	103,469
Cornerstone OnDemand Inc.[a]	2,354	81,001
CoStar Group Inc.[a]	1,443	224,444
Cvent Inc.[a,b]	781	19,814
Dealertrack Technologies Inc.[a,b]	1,986	86,212
Demandware Inc.[a]	1,329	67,673
Dice Holdings Inc.[a]	554	4,643
E2open Inc.[a,b]	1,008	9,384
eBay Inc.[a]	56,455	3,197,047
Endurance International Group Holdings Inc.[a,b]	1,308	21,281
Envestnet Inc.[a]	1,503	67,635
Equinix Inc.[a]	2,368	503,153
Everyday Health Inc.[a,b]	306	4,275
Facebook Inc. Class Aa	87,934	6,950,303
Five9 Inc.[a,b]	497	3,250
Global Eagle Entertainment Inc.[a,b]	1,600	17,952
Gogo Inc.[a,b]	2,462	41,509
Google Inc. Class Aa	12,501	7,355,713
Google Inc. Class Ca,c	12,649	7,303,027
GrubHub Inc.[a]	397	13,593
GTT Communications Inc.[a]	628	7,479
IAC/InterActiveCorp	1,363	89,822
j2 Global Inc.[b]	2,123	104,791
LinkedIn Corp. Class Aa	4,636	963,314
LivePerson Inc.[a]	2,524	31,777
LogMeIn Inc.[a,b]	1,080	49,756

Security	Shares	Value

Marchex Inc. Class B	1,461	$6,063
Marin Software Inc.[a,b]	1,131	9,727
Marketo Inc.[a,b]	1,125	36,337
Move Inc.[a,b]	1,737	36,408
NIC Inc.	2,962	51,006
OPOWER Inc.[a,b]	314	5,922
Pandora Media Inc.[a]	9,123	220,412
Perficient Inc.[a]	975	14,615
Q2 Holdings Inc.[a]	402	5,628
Rackspace Hosting Inc.[a]	5,203	169,358
Reis Inc.	21	495
Rocket Fuel Inc.[a,b]	799	12,624
SciQuest Inc.[a]	1,317	19,808
Shutterstock Inc.[a,b]	671	47,896
SPS Commerce Inc.[a,b]	708	37,630
Stamps.com Inc.[a]	576	18,294
Textura Corp.[a,b]	807	21,305
Travelzoo Inc.[a]	326	5,053
TrueCar Inc.[a,b]	348	6,247
Trulia Inc.[a,b]	1,514	74,035
Twitter Inc.[a,b]	21,314	1,099,376
Unwired Planet Inc.[a]	4,362	8,113
VeriSign Inc.[a,b]	5,366	295,774
VistaPrint NVa,b	1,440	78,898
Web.com Group Inc.[a]	2,285	45,609
WebMD Health Corp.[a]	1,714	71,662
Wix.com Ltd.[a]	590	9,587
XO Group Inc.[a]	1,205	13,508
Xoom Corp.[a,b]	1,355	29,742
Yelp Inc.[a,b]	2,255	153,904
Zillow Inc. Class Aa,b	1,377	159,718
Zix Corp.[a]	2,931	10,024

		30,741,198
IT SERVICES — 5.58%
Accenture PLC Class A	28,145	2,288,751
Alliance Data Systems Corp.[a]	2,408	597,834
Automatic Data Processing Inc.	21,505	1,786,635
Blackhawk Network Holdings Inc.[a,b]	2,405	77,922
Booz Allen Hamilton Holding Corp.	3,066	71,744
Broadridge Financial Solutions Inc.	5,343	222,429
Cardtronics Inc.[a,b]	2,023	71,210
Cass Information Systems Inc.	604	25,006
Cognizant Technology Solutions Corp. Class Aa	27,057	1,211,342
Computer Sciences Corp.	393	24,032
CSG Systems International Inc.	628	16,504
DST Systems Inc.	1,109	93,067
EPAM Systems Inc.[a,b]	1,573	68,882
Euronet Worldwide Inc.[a]	2,293	109,582
EVERTEC Inc.	2,902	64,831
ExlService Holdings Inc.[a]	618	15,085
Fidelity National Information Services Inc.	1,579	88,898
Fiserv Inc.[a]	11,130	719,388
FleetCor Technologies Inc.[a]	3,686	523,854
Forrester Research Inc.	487	17,951
Gartner Inc.[a]	4,013	294,835
Genpact Ltd.[a]	783	12,779
Global Payments Inc.	3,035	212,086
Hackett Group Inc. (The)	346	2,062
Heartland Payment Systems Inc.	1,603	76,495
Higher One Holdings Inc.[a]	1,487	3,673

10

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. GROWTH ETF

September 30, 2014

Security	Shares	Value

iGATE Corp.[a]	1,621	$59,523
Information Services Group Inc.[a]	1,453	5,521
International Business Machines Corp.	42,127	7,996,968
Jack Henry & Associates Inc.	3,799	211,452
Lionbridge Technologies Inc.[a]	2,715	12,217
Luxoft Holding Inc.[a]	337	12,536
MasterCard Inc. Class A	44,781	3,310,212
MAXIMUS Inc.	3,013	120,912
NeuStar Inc. Class Aa,b	2,332	57,904
Paychex Inc.	12,918	570,976
Sabre Corp.	2,010	36,009
Sapient Corp.[a]	5,157	72,198
Science Applications International Corp.	1,869	82,666
Sykes Enterprises Inc.[a]	155	3,097
Syntel Inc.[a]	706	62,086
TeleTech Holdings Inc.[a]	402	9,881
Teradata Corp.[a]	5,537	232,111
Total System Services Inc.	5,752	178,082
Unisys Corp.[a,b]	1,352	31,650
Vantiv Inc. Class Aa	5,528	170,815
VeriFone Systems Inc.[a]	4,962	170,594
Virtusa Corp.[a]	1,189	42,281
Visa Inc. Class A	22,333	4,765,192
Western Union Co.	23,983	384,687
WEX Inc.[a]	1,712	188,868

		27,485,315
LEISURE EQUIPMENT & PRODUCTS — 0.21%
Arctic Cat Inc.	203	7,068
Brunswick Corp.	2,065	87,019
Escalade Inc.	94	1,134
Hasbro Inc.	4,309	236,973
Malibu Boats Inc. Class Aa	347	6,426
Marine Products Corp.	213	1,681
Mattel Inc.	5,463	167,441
Nautilus Inc.[a]	847	10,139
Polaris Industries Inc.	2,927	438,435
Smith & Wesson Holding Corp.[a]	2,445	23,081
Sturm, Ruger & Co. Inc.[b]	862	41,971

		1,021,368
LIFE SCIENCES TOOLS & SERVICES — 0.72%
Accelerate Diagnostics Inc.[a,b]	995	21,373
Affymetrix Inc.[a]	809	6,456
Agilent Technologies Inc.	2,127	121,196
Bruker Corp.[a]	4,828	89,390
Cambrex Corp.[a]	1,338	24,994
Charles River Laboratories International Inc.[a]	1,092	65,236
Covance Inc.[a]	2,315	182,191
Enzo Biochem Inc.[a]	1,523	7,843
Fluidigm Corp.[a]	1,239	30,356
Furiex Pharmaceuticals Inc.	294	2,940
Illumina Inc.[a]	6,203	1,016,796
Luminex Corp.[a]	1,654	32,253
Mettler-Toledo International Inc.[a]	1,301	333,225
NanoString Technologies Inc.[a,b]	445	4,868
Pacific Biosciences of California Inc.[a,b]	2,557	12,555
PAREXEL International Corp.[a,b]	2,508	158,230
PerkinElmer Inc.	951	41,464
Quintiles Transnational Holdings Inc.[a,b]	1,176	65,597

Security	Shares	Value

Sequenom Inc.[a,b]	5,086	$15,105
TECHNE Corp.	805	75,308
Thermo Fisher Scientific Inc.	7,152	870,398
Waters Corp.[a]	3,780	374,674

		3,552,448
MACHINERY — 2.16%
Accuride Corp.[a]	1,655	6,272
Albany International Corp. Class A	188	6,399
Allison Transmission Holdings Inc.	5,989	170,627
Altra Industrial Motion Corp.	1,191	34,730
American Railcar Industries Inc.	393	29,051
ARC Group Worldwide Inc.[a,b]	136	2,124
Blount International Inc.[a]	2,258	34,164
Caterpillar Inc.	5,886	582,891
Chart Industries Inc.[a]	1,366	83,504
CIRCOR International Inc.	698	46,996
CLARCOR Inc.	2,082	131,333
Colfax Corp.[a]	4,242	241,667
Columbus McKinnon Corp.	123	2,705
Commercial Vehicle Group Inc.[a]	1,131	6,990
Crane Co.	791	49,999
Cummins Inc.	8,176	1,079,068
Deere & Co.	3,561	291,966
Donaldson Co. Inc.	5,810	236,060
Douglas Dynamics Inc.	900	17,550
Dover Corp.	5,465	439,003
Dynamic Materials Corp.	35	667
Energy Recovery Inc.[a,b]	843	2,984
EnPro Industries Inc.[a]	1,006	60,893
ExOne Co. (The)[a,b]	430	8,983
Flowserve Corp.	6,110	430,877
Global Brass & Copper Holdings Inc.	817	11,985
Gorman-Rupp Co. (The)	823	24,723
Graco Inc.	2,703	197,265
Graham Corp.	436	12,535
Greenbrier Companies Inc. (The)	1,226	89,964
Harsco Corp.	3,574	76,519
Hillenbrand Inc.	2,779	85,843
Hyster-Yale Materials Handling Inc.	459	32,874
IDEX Corp.	3,311	239,617
Illinois Tool Works Inc.	15,189	1,282,255
Ingersoll-Rand PLC	1,024	57,713
ITT Corp.	918	41,255
John Bean Technologies Corp.	1,329	37,385
Kadant Inc.	71	2,773
Lincoln Electric Holdings Inc.	1,219	84,276
Lindsay Corp.[b]	485	36,254
Lydall Inc.[a,b]	654	17,665
Manitex International Inc.[a]	543	6,130
Manitowoc Co. Inc. (The)	6,049	141,849
Meritor Inc.[a]	2,293	24,879
Middleby Corp. (The)[a]	2,590	228,257
Miller Industries Inc.	28	473
Mueller Industries Inc.	1,642	46,863
Mueller Water Products Inc. Class A	6,966	57,678
Navistar International Corp.[a,b]	326	10,729
NN Inc.	736	19,666
Nordson Corp.	2,921	222,200
Omega Flex Inc.	126	2,452
PACCAR Inc.	14,443	821,446

11

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. GROWTH ETF

September 30, 2014

Security	Shares	Value

Pall Corp.	4,911	$411,051
Parker-Hannifin Corp.	3,534	403,406
Pentair PLC	597	39,098
Proto Labs Inc.[a,b]	1,003	69,207
RBC Bearings Inc.	1,017	57,664
Rexnord Corp.[a]	3,324	94,568
Snap-on Inc.	360	43,589
Standex International Corp.	401	29,730
Stanley Black & Decker Inc.	773	68,635
Sun Hydraulics Corp.	937	35,222
Tennant Co.	850	57,026
Timken Co. (The)	237	10,046
Toro Co. (The)	2,553	151,214
TriMas Corp.[a]	1,777	43,234
Trinity Industries Inc.	5,280	246,682
Twin Disc Inc.	266	7,171
Valmont Industries Inc.[b]	80	10,794
Wabash National Corp.[a]	3,032	40,386
WABCO Holdings Inc.[a]	2,521	229,285
Wabtec Corp.	4,305	348,877
Watts Water Technologies Inc. Class A	94	5,475
Woodward Inc.	1,971	93,859
Xerium Technologies Inc.[a]	481	7,027
Xylem Inc.	5,916	209,959

		10,624,231
MARINE — 0.06%
Kirby Corp.[a]	2,530	298,160
Matson Inc.	660	16,520

		314,680
MEDIA — 5.04%
AMC Networks Inc. Class Aa	2,729	159,428
Cablevision NY Group Class A	8,597	150,533
Carmike Cinemas Inc.[a]	1,012	31,352
CBS Corp. Class B NVS	21,100	1,128,850
CBS Outdoor Americas Inc.	383	11,467
Charter Communications Inc. Class Aa	3,529	534,185
Cinemark Holdings Inc.	5,087	173,161
Clear Channel Outdoor Holdings Inc. Class A	871	5,871
Comcast Corp. Class A	105,558	5,676,909
Crown Media Holdings Inc. Class Aa	1,658	5,306
Cumulus Media Inc. Class Aa,b	5,151	20,759
DIRECTV[a,b]	20,816	1,801,000
Discovery Communications Inc. Series Aa	10,211	385,976
Discovery Communications Inc. Series C NVS[a]	10,211	380,666
DISH Network Corp. Class Aa	6,958	449,348
Entravision Communications Corp. Class A	2,433	9,635
Eros International PLC[a]	313	4,573
Global Sources Ltd.[a]	119	798
Gray Television Inc.[a]	2,162	17,037
Interpublic Group of Companies Inc. (The)	18,826	344,892
Lamar Advertising Co. Class A	3,570	175,822
Lions Gate Entertainment Corp.	3,564	117,505
Live Nation Entertainment Inc.[a]	3,268	78,497
Loral Space & Communications Inc.[a]	575	41,291
Martha Stewart Living Omnimedia Inc. Class Aa	1,002	3,607
MDC Partners Inc.	652	12,512
Morningstar Inc.	912	61,925
National CineMedia Inc.	854	12,392

Security	Shares	Value

Nexstar Broadcasting Group Inc.	1,393	$56,305
Omnicom Group Inc.	11,515	792,923
Radio One Inc. Class Da	1,029	3,272
ReachLocal Inc.[a,b]	442	1,596
Regal Entertainment Group Class A	1,130	22,464
Rentrak Corp.[a,b]	410	24,985
Saga Communications Inc. Class A	60	2,015
Scripps Networks Interactive Inc. Class A	4,703	367,257
Sinclair Broadcast Group Inc. Class A	3,019	78,766
Sirius XM Holdings Inc.[a,b]	115,395	402,729
Starz Series Aa	3,654	120,874
Time Warner Cable Inc.	12,399	1,779,133
Townsquare Media Inc.[a]	240	2,885
Twenty-First Century Fox Inc. Class A	62,444	2,141,205
Viacom Inc. Class B NVS	19,125	1,471,477
Walt Disney Co. (The)	64,635	5,754,454
World Wrestling Entertainment Inc. Class Ab	1,282	17,653

		24,835,290
METALS & MINING — 0.16%
Carpenter Technology Corp.	144	6,501
Coeur Mining Inc.[a]	1,679	8,328
Compass Minerals International Inc.	1,532	129,117
Globe Specialty Metals Inc.	2,815	51,205
Gold Resource Corp.	1,369	7,009
Haynes International Inc.	28	1,288
Horsehead Holding Corp.[a]	310	5,124
Materion Corp.	476	14,599
Olympic Steel Inc.	103	2,118
RTI International Metals Inc.[a,b]	85	2,096
Ryerson Holding Corp.[a]	91	1,165
Southern Copper Corp.	6,488	192,369
Stillwater Mining Co.[a,b]	4,996	75,090
SunCoke Energy Inc.[a]	2,153	48,335
Tahoe Resources Inc.[a]	740	15,022
TimkenSteel Corp.	118	5,486
US Silica Holdings Inc.	2,382	148,899
Walter Energy Inc.[b]	967	2,263
Worthington Industries Inc.	2,332	86,797

		802,811
MULTI-UTILITIES — 0.02%
Dominion Resources Inc.	1,579	109,093

		109,093
MULTILINE RETAIL — 0.62%
Big Lots Inc.	787	33,880
Burlington Stores Inc.[a,b]	1,125	44,842
Dillard’s Inc. Class A	802	87,402
Dollar General Corp.[a]	10,499	641,594
Dollar Tree Inc.[a]	9,265	519,489
Family Dollar Stores Inc.	4,012	309,887
Kohl’s Corp.	511	31,186
Macy’s Inc.	12,432	723,294
Nordstrom Inc.	6,170	421,843
Sears Holdings Corp.[a,b]	925	23,338
Target Corp.	2,850	178,638

12

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. GROWTH ETF

September 30, 2014

Security	Shares	Value

Tuesday Morning Corp.[a]	1,571	$30,485

		3,045,878
OIL, GAS & CONSUMABLE FUELS — 3.32%
Abraxas Petroleum Corp.[a]	4,903	25,888
Adams Resources & Energy Inc.	5	221
Alon USA Energy Inc.	325	4,667
Anadarko Petroleum Corp.	1,634	165,753
Antero Resources Corp.[a,b]	2,353	129,156
Apco Oil and Gas International Inc.[a]	47	606
Approach Resources Inc.[a,b]	855	12,398
Athlon Energy Inc.[a]	2,267	132,007
Bonanza Creek Energy Inc.[a,b]	1,451	82,562
BPZ Resources Inc.[a,b]	2,355	4,498
Cabot Oil & Gas Corp.	18,570	607,053
Carrizo Oil & Gas Inc.[a]	2,015	108,447
Cheniere Energy Inc.[a]	10,582	846,877
Chesapeake Energy Corp.	5,391	123,939
Cimarex Energy Co.	471	59,596
Clayton Williams Energy Inc.[a,b]	262	25,270
Clean Energy Fuels Corp.[a,b]	1,723	13,439
Cobalt International Energy Inc.[a,b]	14,156	192,522
Concho Resources Inc.[a]	5,054	633,721
Continental Resources Inc.[a]	3,838	255,150
CVR Energy Inc.	286	12,793
Delek US Holdings Inc.	1,358	44,977
Diamondback Energy Inc.[a]	1,874	140,138
Eclipse Resources Corp.[a]	615	10,221
EOG Resources Inc.	24,375	2,413,613
EQT Corp.	6,146	562,605
Evolution Petroleum Corp.	712	6,536
EXCO Resources Inc.[b]	2,583	8,627
Forest Oil Corp.[a,b]	684	800
FX Energy Inc.[a,b]	2,314	7,035
GasLog Ltd.[b]	354	7,792
Gastar Exploration Inc.[a]	2,717	15,949
Goodrich Petroleum Corp.[a,b]	1,559	23,104
Green Plains Inc.	1,410	52,720
Gulfport Energy Corp.[a]	3,057	163,244
HollyFrontier Corp.	1,617	70,631
Isramco Inc.[a]	50	6,108
Jones Energy Inc. Class Aa,b	473	8,883
Kinder Morgan Inc.	8,067	309,289
Kodiak Oil & Gas Corp.[a]	12,098	164,170
Kosmos Energy Ltd.[a]	4,460	44,422
Laredo Petroleum Inc.[a,b]	3,020	67,678
Magnum Hunter Resources Corp.[a,b]	8,785	48,932
Marathon Petroleum Corp.	8,335	705,724
Matador Resources Co.[a,b]	1,843	47,642
Memorial Resource Development Corp.[a]	1,218	33,020
Miller Energy Resources Inc.[a,b]	94	414
Noble Energy Inc.	11,439	781,970
Oasis Petroleum Inc.[a]	4,524	189,148
ONEOK Inc.	4,902	321,326
Pacific Ethanol Inc.[a]	60	838
Panhandle Oil and Gas Inc.	334	19,940
Parsley Energy Inc. Class Aa,b	2,527	53,901
PBF Energy Inc.	964	23,136
PDC Energy Inc.[a]	115	5,783
PetroQuest Energy Inc.[a]	2,348	13,196
Phillips 66	10,322	839,282

Security	Shares	Value

Pioneer Natural Resources Co.	6,359	$1,252,532
QEP Resources Inc.	1,005	30,934
Quicksilver Resources Inc.[a,b]	929	560
Range Resources Corp.	7,285	493,996
Rentech Inc.[a]	7,039	12,037
REX American Resources Corp.[a]	225	16,398
Rex Energy Corp.[a,b]	1,995	25,277
Ring Energy Inc.[a,b]	827	12,190
Rosetta Resources Inc.[a]	349	15,551
RSP Permian Inc.[a,b]	393	10,045
Sanchez Energy Corp.[a,b]	1,421	37,315
SemGroup Corp. Class A	1,888	157,214
SM Energy Co.	2,982	232,596
Solazyme Inc.[a,b]	3,336	24,887
Southwestern Energy Co.[a]	15,699	548,680
Synergy Resources Corp.[a,b]	2,925	35,656
Targa Resources Corp.	1,677	228,357
Teekay Corp.	929	61,648
Tesoro Corp.	2,476	150,986
TransAtlantic Petroleum Ltd.[a]	520	4,675
Triangle Petroleum Corp.[a]	1,849	20,357
Ultra Petroleum Corp.[a,b]	2,035	47,334
Valero Energy Corp.	5,675	262,582
Vertex Energy Inc.[a]	525	3,654
W&T Offshore Inc.	598	6,578
Western Refining Inc.	2,355	98,886
Whiting Petroleum Corp.[a]	538	41,722
Williams Companies Inc. (The)	33,267	1,841,328
World Fuel Services Corp.	701	27,984

		16,351,316
PAPER & FOREST PRODUCTS — 0.09%
Boise Cascade Co.[a]	1,735	52,293
Clearwater Paper Corp.[a]	901	54,159
Deltic Timber Corp.	499	31,098
International Paper Co.	2,990	142,743
KapStone Paper and Packaging Corp.[a]	3,750	104,888
Neenah Paper Inc.	371	19,841
P.H. Glatfelter Co.	715	15,694
Schweitzer-Mauduit International Inc.	208	8,592
Veritiv Corp.[a,b]	57	2,853
Wausau Paper Corp.	1,921	15,234

		447,395
PERSONAL PRODUCTS — 0.25%
Avon Products Inc.	7,889	99,402
Coty Inc. Class A	2,434	40,283
Estee Lauder Companies Inc. (The) Class A	10,203	762,368
Female Health Co. (The)	816	2,848
Herbalife Ltd.[b]	3,387	148,181
IGI Laboratories Inc.[a,b]	1,281	11,939
Inter Parfums Inc.	50	1,375
Medifast Inc.[a]	605	19,862
Nu Skin Enterprises Inc. Class A	2,638	118,789
Revlon Inc. Class Aa	165	5,229
Synutra International Inc.[a]	787	3,565
USANA Health Sciences Inc.[a]	264	19,446

		1,233,287

13

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. GROWTH ETF

September 30, 2014

Security	Shares	Value

PHARMACEUTICALS — 3.72%
AbbVie Inc.	70,822	$4,090,679
AcelRx Pharmaceuticals Inc.[a,b]	922	5,062
Achaogen Inc.[a,b]	305	2,733
Actavis PLC[a]	11,297	2,725,740
Aerie Pharmaceuticals Inc.[a]	490	10,138
Akorn Inc.[a]	2,758	100,033
Alimera Sciences Inc.[a,b]	1,892	10,255
Allergan Inc.	13,236	2,358,523
Amphastar Pharmaceuticals Inc.[a]	370	4,310
Ampio Pharmaceuticals Inc.[a,b]	1,593	5,623
ANI Pharmaceuticals Inc.[a]	304	8,597
Aratana Therapeutics Inc.[a]	1,053	10,572
Auxilium Pharmaceuticals Inc.[a,b]	2,182	65,133
AVANIR Pharmaceuticals Inc. Class Aa,b	7,704	91,832
Bio-Path Holdings Inc.[a]	3,267	6,567
BioDelivery Sciences International Inc.[a]	1,991	34,026
Bristol-Myers Squibb Co.	26,327	1,347,416
Catalent Inc.[a]	1,959	49,034
Cempra Inc.[a,b]	871	9,546
Corcept Therapeutics Inc.[a,b]	2,642	7,081
Depomed Inc.[a]	2,852	43,322
Egalet Corp.[a]	175	997
Endo International PLC[a]	6,766	462,388
Endocyte Inc.[a,b]	1,770	10,762
Horizon Pharma PLC[a,b]	2,865	35,182
Impax Laboratories Inc.[a]	607	14,392
Intersect ENT Inc.[a]	154	2,387
Intra-Cellular Therapies Inc.[a]	762	10,447
Jazz Pharmaceuticals PLC[a]	2,639	423,718
Johnson & Johnson	19,762	2,106,432
Lannett Co. Inc.[a,b]	1,136	51,892
Mallinckrodt PLC[a]	3,637	327,876
Medicines Co. (The)[a]	2,791	62,295
Merck & Co. Inc.	18,207	1,079,311
Mylan Inc.[a]	16,626	756,317
Nektar Therapeutics[a,b]	3,191	38,515
Omeros Corp.[a,b]	1,410	17,935
Pacira Pharmaceuticals Inc.[a,b]	1,581	153,230
Pain Therapeutics Inc.[a]	1,694	6,623
Pernix Therapeutics Holdings Inc.[a,b]	1,479	11,359
Perrigo Co. PLC	1,345	202,006
Phibro Animal Health Corp.	653	14,634
POZEN Inc.	1,215	8,918
Prestige Brands Holdings Inc.[a]	2,257	73,059
Relypsa Inc.[a,b]	734	15,480
Repros Therapeutics Inc.[a]	999	9,890
Revance Therapeutics Inc.[a,b]	262	5,064
Sagent Pharmaceuticals Inc.[a]	736	22,890
Salix Pharmaceuticals Ltd.[a]	2,815	439,816
SciClone Pharmaceuticals Inc.[a]	1,744	12,016
Sucampo Pharmaceuticals Inc. Class Aa,b	561	3,646
Supernus Pharmaceuticals Inc.[a]	1,258	10,932
TherapeuticsMD Inc.[a,b]	4,377	20,309
Theravance Biopharma Inc.[a,b]	995	22,935
Theravance Inc.[b]	3,474	59,371
VIVUS Inc.[a,b]	4,565	17,621
XenoPort Inc.[a]	285	1,533
Zoetis Inc.	22,299	823,948
Zogenix Inc.[a,b]	4,839	5,565

Security	Shares	Value

ZS Pharma Inc.[a]	267	$10,474

		18,338,387
PROFESSIONAL SERVICES — 0.48%
Advisory Board Co. (The)[a]	1,667	77,665
Barrett Business Services Inc.	323	12,755
Corporate Executive Board Co. (The)	1,550	93,108
Corporate Resource Services Inc.[a,b]	782	1,173
Dun & Bradstreet Corp. (The)	586	68,837
Equifax Inc.	2,905	217,120
Exponent Inc.	581	41,181
Franklin Covey Co.[a]	270	5,289
GP Strategies Corp.[a,b]	618	17,749
Hill International Inc.[a]	849	3,396
Huron Consulting Group Inc.[a]	108	6,585
IHS Inc. Class Aa	3,025	378,700
Insperity Inc.	985	26,930
Kforce Inc.	1,193	23,347
Korn/Ferry International[a]	1,137	28,311
Mistras Group Inc.[a]	718	14,647
Nielsen NV	9,357	414,796
On Assignment Inc.[a]	2,402	64,494
Paylocity Holding Corp.[a]	115	2,260
Robert Half International Inc.	6,157	301,693
RPX Corp.[a]	193	2,650
TriNet Group Inc.[a]	217	5,588
TrueBlue Inc.[a]	1,795	45,342
Verisk Analytics Inc. Class Aa	7,395	450,282
WageWorks Inc.[a]	1,553	70,708

		2,374,606
REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.83%
Alexander’s Inc.	97	36,269
American Tower Corp.	17,596	1,647,514
Apartment Investment and Management Co. Class A	3,679	117,066
Aviv REIT Inc.[b]	52	1,370
Boston Properties Inc.	812	93,997
CareTrust REIT Inc.[a]	815	11,655
Columbia Property Trust Inc.	832	19,860
CoreSite Realty Corp.	915	30,076
Crown Castle International Corp.	14,854	1,196,193
DuPont Fabros Technology Inc.[b]	906	24,498
EastGroup Properties Inc.	1,229	74,465
Empire State Realty Trust Inc. Class A	4,048	60,801
Equity Lifestyle Properties, Inc.	2,658	112,593
Extra Space Storage Inc.	5,149	265,534
Federal Realty Investment Trust	1,983	234,906
Gaming and Leisure Properties Inc.	628	19,405
Glimcher Realty Trust	5,755	77,923
Health Care REIT Inc.	7,711	480,935
Healthcare Trust of America Inc. Class A	1,269	14,720
National Health Investors Inc.[b]	1,462	83,539
NorthStar Realty Finance Corp.	2,063	36,453
Omega Healthcare Investors Inc.[b]	1,840	62,910
Plum Creek Timber Co. Inc.	3,799	148,199
Potlatch Corp.	1,786	71,815
PS Business Parks Inc.	435	33,121
Public Storage	5,918	981,441
QTS Realty Trust Inc. Class Ab	533	16,177
Rayonier Inc.	644	20,054

14

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. GROWTH ETF

September 30, 2014

Security	Shares	Value

Ryman Hospitality Properties Inc.[b]	994	$47,016
Sabra Healthcare REIT Inc.	1,960	47,667
Saul Centers Inc.	334	15,611
Simon Property Group Inc.	10,307	1,694,677
Sovran Self Storage Inc.	1,276	94,883
Strategic Hotels & Resorts Inc.[a,b]	8,387	97,709
Sun Communities Inc.[b]	2,138	107,969
Tanger Factory Outlet Centers Inc.	2,528	82,716
Taubman Centers Inc.	2,629	191,917
UMH Properties Inc.	147	1,397
Universal Health Realty Income Trust	362	15,088
Urstadt Biddle Properties Inc. Class A	744	15,103
Ventas Inc.	6,193	383,656
Vornado Realty Trust	1,871	187,025
Weyerhaeuser Co.	2,458	78,312

		9,034,235
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.16%
Altisource Asset Management Corp.[a]	49	33,075
Altisource Portfolio Solutions SAa,b	650	65,520
CBRE Group Inc. Class Aa	12,459	370,531
Consolidated-Tomoka Land Co.	50	2,453
Forestar Group Inc.[a]	175	3,101
Howard Hughes Corp. (The)[a]	838	125,700
Jones Lang LaSalle Inc.	529	66,834
Kennedy-Wilson Holdings Inc.	224	5,367
Realogy Holdings Corp.[a]	2,814	104,681
St. Joe Co. (The)[a,b]	86	1,714
Tejon Ranch Co.[a,b]	39	1,094

		780,070
ROAD & RAIL — 1.44%
AMERCO	177	46,355
ArcBest Corp.	1,064	39,687
Avis Budget Group Inc.[a,b]	4,727	259,465
Celadon Group Inc.	52	1,011
Genesee & Wyoming Inc. Class Aa	1,063	101,315
Heartland Express Inc.	2,394	57,360
Hertz Global Holdings Inc.[a]	19,902	505,312
J.B. Hunt Transport Services Inc.	4,094	303,161
Kansas City Southern Industries Inc.	3,791	459,469
Knight Transportation Inc.	2,647	72,501
Landstar System Inc.	2,054	148,278
Marten Transport Ltd.	438	7,801
Norfolk Southern Corp.	2,915	325,314
Old Dominion Freight Line Inc.[a]	2,798	197,651
P.A.M. Transportation Services Inc.[a]	26	942
Quality Distribution Inc.[a]	370	4,729
Roadrunner Transportation Systems Inc.[a]	483	11,008
Saia Inc.[a]	1,071	53,079
Swift Transportation Co.[a,b]	3,813	79,997
Union Pacific Corp.	40,345	4,374,205
Universal Truckload Services Inc.	238	5,771
Werner Enterprises Inc.	571	14,389
YRC Worldwide Inc.[a,b]	347	7,051

		7,075,851
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.42%
Advanced Energy Industries Inc.[a]	1,625	30,534

Security	Shares	Value

Advanced Micro Devices Inc.[a,b]	27,912	$95,180
Altera Corp.	5,196	185,913
Ambarella Inc.[a,b]	1,268	55,374
Amkor Technology Inc.[a]	1,975	16,610
Analog Devices Inc.	6,363	314,905
Applied Materials Inc.	36,147	781,137
Applied Micro Circuits Corp.[a]	3,725	26,075
Atmel Corp.[a]	18,912	152,809
Avago Technologies Ltd.	11,106	966,222
Brooks Automation Inc.	213	2,239
Cabot Microelectronics Corp.[a]	899	37,264
Cascade Microtech Inc.[a]	34	344
Cavium Inc.[a,b]	2,378	118,258
Cirrus Logic Inc.[a]	819	17,076
Cree Inc.[a,b]	2,976	121,867
Cypress Semiconductor Corp.[a]	7,243	71,525
Diodes Inc.[a]	1,237	29,589
Entegris Inc.[a]	3,389	38,973
Entropic Communications Inc.[a]	265	705
Exar Corp.[a]	245	2,193
Freescale Semiconductor Ltd.[a,b]	4,297	83,920
GT Advanced Technologies Inc.[a,b]	6,042	65,435
Inphi Corp.[a]	1,358	19,528
Integrated Device Technology Inc.[a]	4,330	69,063
Intel Corp.	18,805	654,790
KLA-Tencor Corp.	6,730	530,189
Lam Research Corp.	1,909	142,602
Lattice Semiconductor Corp.[a]	5,173	38,797
Linear Technology Corp.	10,516	466,805
M/A-COM Technology Solutions Holdings Inc.[a]	441	9,631
Maxim Integrated Products Inc.	11,546	349,151
MaxLinear Inc. Class Aa	1,020	7,018
Micrel Inc.	2,224	26,755
Microchip Technology Inc.	8,899	420,300
Micron Technology Inc.[a]	41,753	1,430,458
Microsemi Corp.[a]	2,867	72,850
Monolithic Power Systems Inc.	1,665	73,343
Nanometrics Inc.[a]	695	10,494
NVE Corp.[a]	92	5,938
NVIDIA Corp.	4,073	75,147
ON Semiconductor Corp.[a]	10,065	89,981
PDF Solutions Inc.[a]	1,346	16,973
PMC-Sierra Inc.[a]	2,421	18,061
Power Integrations Inc.	1,361	73,372
QuickLogic Corp.[a,b]	2,307	6,898
Rambus Inc.[a,b]	4,926	61,476
RF Micro Devices Inc.[a,b]	12,678	146,304
Rubicon Technology Inc.[a]	106	451
Rudolph Technologies Inc.[a]	246	2,226
Semtech Corp.[a]	3,003	81,531
Silicon Image Inc.[a]	1,794	9,042
Silicon Laboratories Inc.[a]	1,330	54,051
Skyworks Solutions Inc.	8,426	489,129
Spansion Inc. Class Aa	2,685	61,191
SunEdison Inc.[a]	3,814	72,008
SunPower Corp.[a,b]	183	6,200
Synaptics Inc.[a,b]	1,597	116,900
Teradyne Inc.	950	18,420
Tessera Technologies Inc.	1,394	37,053
Texas Instruments Inc.	48,033	2,290,694
TriQuint Semiconductor Inc.[a]	7,593	144,799
Ultra Clean Holdings Inc.[a]	413	3,696

15

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. GROWTH ETF

September 30, 2014

Security	Shares	Value

Ultratech Inc.[a]	230	$5,233
Vitesse Semiconductor Corp.[a]	2,026	7,294
Xcerra Corp.[a]	867	8,488
Xilinx Inc.	11,925	505,024

		11,943,501
SOFTWARE — 5.88%
A10 Networks Inc.[a]	517	4,710
ACI Worldwide Inc.[a,b]	4,977	93,368
Activision Blizzard Inc.	14,548	302,453
Adobe Systems Inc.[a]	22,133	1,531,382
Advent Software Inc.	2,274	71,767
American Software Inc. Class A	1,000	8,820
ANSYS Inc.[a]	951	71,962
Aspen Technology Inc.[a]	4,086	154,124
Autodesk Inc.[a]	7,974	439,367
AVG Technologies[a,b]	1,528	25,334
Barracuda Networks Inc.[a]	349	8,952
Blackbaud Inc.	2,072	81,409
Bottomline Technologies Inc.[a]	1,469	40,530
BroadSoft Inc.[a]	1,260	26,510
Cadence Design Systems Inc.[a]	12,851	221,166
Callidus Software Inc.[a]	2,038	24,497
Cinedigm Corp.[a]	774	1,200
Citrix Systems Inc.[a]	6,599	470,773
CommVault Systems Inc.[a]	2,183	110,023
Comverse Inc.[a]	1,004	22,419
Concur Technologies Inc.[a]	2,116	268,351
Covisint Corp.[a,b]	17	70
Cyan Inc.[a,b]	1,222	3,813
Digimarc Corp.	335	6,938
Electronic Arts Inc.[a]	10,706	381,241
Ellie Mae Inc.[a,b]	1,249	40,717
EPIQ Systems Inc.	97	1,703
ePlus Inc.[a]	12	673
FactSet Research Systems Inc.	1,883	228,841
Fair Isaac Corp.	1,449	79,840
FireEye Inc.[a]	3,078	94,064
FleetMatics Group PLC[a]	1,644	50,142
Fortinet Inc.[a]	6,260	158,159
Gigamon Inc.[a]	1,050	10,993
Globant SAa	214	3,011
Glu Mobile Inc.[a,b]	3,510	18,147
Guidance Software Inc.[a]	611	4,112
Guidewire Software Inc.[a,b]	3,012	133,552
Imperva Inc.[a,b]	1,138	32,695
Infoblox Inc.[a]	2,386	35,193
Informatica Corp.[a]	4,395	150,485
Interactive Intelligence Group Inc.[a,b]	770	32,186
Intuit Inc.	12,635	1,107,458
Jive Software Inc.[a]	1,747	10,185
Kofax Ltd.[a]	3,176	24,582
Manhattan Associates Inc.[a]	3,446	115,165
Mavenir Systems Inc.[a]	429	5,388
Microsoft Corp.	237,997	11,033,541
MicroStrategy Inc. Class Aa	391	51,158
MobileIron Inc.[a]	391	4,356
Model N Inc.[a]	358	3,530
Monotype Imaging Holdings Inc.	1,678	47,521
NetScout Systems Inc.[a]	1,708	78,226
NetSuite Inc.[a]	1,842	164,933

Security	Shares	Value

Oracle Corp.	146,279	$5,599,560
Park City Group Inc.[a,b]	423	4,171
Pegasystems Inc.	1,578	30,156
Proofpoint Inc.[a,b]	1,631	60,575
PROS Holdings Inc.[a,b]	1,223	30,820
PTC Inc.[a]	5,278	194,758
QAD Inc. Class A	205	3,817
QLIK Technologies Inc.[a,b]	3,966	107,241
Qualys Inc.[a,b]	877	23,328
Rally Software Development Corp.[a,b]	1,058	12,707
RealPage Inc.[a,b]	2,280	35,340
Red Hat Inc.[a]	8,453	474,636
Rubicon Project Inc. (The)[a]	319	3,742
Salesforce.com Inc.[a,b]	27,305	1,570,857
Sapiens International Corp.[a]	138	1,021
ServiceNow Inc.[a]	6,399	376,133
Silver Spring Networks Inc.[a]	1,426	13,761
SolarWinds Inc.[a]	3,021	127,033
Solera Holdings Inc.	3,040	171,334
Splunk Inc.[a,b]	5,251	290,695
SS&C Technologies Holdings Inc.[a]	3,020	132,548
Synchronoss Technologies Inc.[a]	1,556	71,234
Tableau Software Inc. Class Aa	1,689	122,706
Take-Two Interactive Software Inc.[a]	341	7,867
Tangoe Inc.[a]	1,689	22,886
TIBCO Software Inc.[a]	7,240	171,081
TiVo Inc.[a,b]	1,747	22,353
Tyler Technologies Inc.[a]	1,463	129,329
Ultimate Software Group Inc. (The)[a]	1,260	178,303
Varonis Systems Inc.[a,b]	191	4,030
Vasco Data Security International Inc.[a]	1,270	23,851
Verint Systems Inc.[a]	2,531	140,749
VirnetX Holding Corp.[a,b]	1,923	11,538
VMware Inc. Class Aa,b	3,891	365,131
Vringo Inc.[a,b]	2,597	2,455
Workday Inc. Class Aa,b	4,164	343,530
Zendesk Inc.[a]	459	9,910

		28,982,921
SPECIALTY RETAIL — 3.69%
Aaron’s Inc.	505	12,282
Abercrombie & Fitch Co. Class A	564	20,496
Advance Auto Parts Inc.	3,260	424,778
America’s Car-Mart Inc.[a,b]	51	2,019
ANN INC.[a]	2,081	85,591
Asbury Automotive Group Inc.[a]	1,355	87,289
AutoNation Inc.[a]	3,226	162,300
AutoZone Inc.[a,b]	1,451	739,517
Bed Bath & Beyond Inc.[a]	3,840	252,787
Best Buy Co. Inc.	3,805	127,810
Brown Shoe Co. Inc.	938	25,448
Buckle Inc. (The)[b]	1,272	57,736
Build-A-Bear Workshop Inc.[a]	394	5,153
Cabela’s Inc.[a,b]	258	15,196
CarMax Inc.[a]	6,757	313,863
Cato Corp. (The) Class A	243	8,374
Chico’s FAS Inc.	3,002	44,340
Christopher & Banks Corp.[a]	1,603	15,854
Conn’s Inc.[a,b]	1,221	36,960
Container Store Group Inc. (The)[a,b]	750	16,327
CST Brands Inc.	2,872	103,248

16

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. GROWTH ETF

September 30, 2014

Security	Shares	Value

Destination Maternity Corp.	86	$1,328
Destination XL Group Inc.[a,b]	272	1,284
Dick’s Sporting Goods Inc.	745	32,691
Express Inc.[a,b]	223	3,481
Finish Line Inc. (The) Class A	674	16,870
Five Below Inc.[a,b]	2,401	95,104
Foot Locker Inc.	930	51,754
Francesca’s Holdings Corp.[a]	1,942	27,052
GameStop Corp. Class A	265	10,918
Gap Inc. (The)	11,773	490,816
Genesco Inc.[a]	95	7,101
GNC Holdings Inc. Class A	4,032	156,200
Group 1 Automotive Inc.	201	14,615
hhgregg Inc.[a,b]	205	1,294
Hibbett Sports Inc.[a]	1,103	47,021
Home Depot Inc. (The)	60,909	5,587,792
Kirkland’s Inc.[a]	436	7,024
L Brands Inc.	3,860	258,543
Lithia Motors Inc. Class A	1,034	78,263
Lowe’s Companies Inc.	45,334	2,399,075
Lumber Liquidators Holdings Inc.[a]	1,212	69,545
Mattress Firm Holding Corp.[a,b]	691	41,501
Men’s Wearhouse Inc. (The)	1,699	80,227
Michaels Companies Inc. (The)[a]	789	13,792
Monro Muffler Brake Inc.[b]	1,462	70,951
Murphy USA Inc.[a]	966	51,256
New York & Co. Inc.[a]	786	2,382
O’Reilly Automotive Inc.[a]	4,722	710,000
Outerwall Inc.[a]	898	50,378
Pacific Sunwear of California Inc.[a]	1,796	3,233
Penske Automotive Group Inc.	830	33,690
PetSmart Inc.	4,412	309,237
Pier 1 Imports Inc.	4,175	49,641
Restoration Hardware Holdings Inc.[a,b]	1,379	109,699
Ross Stores Inc.	9,454	714,533
Sally Beauty Holdings Inc.[a]	5,336	146,046
Select Comfort Corp.[a]	2,314	48,409
Signet Jewelers Ltd.	2,450	279,079
Sportsman’s Warehouse Holdings Inc.[a,b]	160	1,078
Tiffany & Co.	5,066	487,906
Tile Shop Holdings Inc. (The)[a,b]	1,216	11,248
TJX Companies Inc. (The)	31,161	1,843,796
Tractor Supply Co.	6,159	378,840
Ulta Salon, Cosmetics & Fragrance Inc.[a]	2,864	338,439
Urban Outfitters Inc.[a]	3,438	126,175
Vitamin Shoppe Inc.[a]	688	30,540
Williams-Sonoma Inc.	4,190	278,928
Winmark Corp.	101	7,423
Zumiez Inc.[a,b]	734	20,625

		18,154,191
TEXTILES, APPAREL & LUXURY GOODS — 1.59%
Carter’s Inc.	2,436	188,839
Coach Inc.	12,198	434,371
Columbia Sportswear Co.	824	29,483
Crocs Inc.[a]	500	6,290
Culp Inc.	50	907
Deckers Outdoor Corp.[a,b]	1,537	149,366
Fossil Group Inc.[a]	2,076	194,936
G-III Apparel Group Ltd.[a]	876	72,585
Hanesbrands Inc.	4,428	475,744

Security	Shares	Value

Iconix Brand Group Inc.[a,b]	700	$25,858
Kate Spade & Co.[a,b]	5,633	147,754
Michael Kors Holdings Ltd.[a,b]	9,084	648,507
Movado Group Inc.	358	11,835
Nike Inc. Class B	31,081	2,772,425
Oxford Industries Inc.	645	39,338
PVH Corp.	3,207	388,528
Quiksilver Inc.[a]	4,276	7,355
Ralph Lauren Corp.	1,976	325,506
Sequential Brands Group Inc.[a,b]	589	7,362
SKECHERS U.S.A. Inc. Class Aa	1,289	68,717
Steven Madden Ltd.[a]	2,701	87,053
Tumi Holdings Inc.[a]	2,334	47,497
Under Armour Inc. Class Aa,b	7,687	531,172
Vera Bradley Inc.[a,b]	935	19,336
VF Corp.	15,354	1,013,825
Vince Holding Corp.[a,b]	485	14,676
Wolverine World Wide Inc.	4,462	111,818

		7,821,083
THRIFTS & MORTGAGE FINANCE — 0.07%
BofI Holding Inc.[a,b]	627	45,589
Essent Group Ltd.[a]	1,830	39,180
Kearny Financial Corp.[a]	60	800
Meridian Bancorp Inc.[a]	905	9,557
MGIC Investment Corp.[a]	6,264	48,922
Nationstar Mortgage Holdings Inc.[a,b]	892	30,542
Ocwen Financial Corp.[a,b]	4,721	123,596
Radian Group Inc.	1,709	24,370
Stonegate Mortgage Corp.[a,b]	95	1,234
Tree.com Inc.[a]	172	6,173
United Financial Bancorp Inc.	374	4,746

		334,709
TOBACCO — 1.81%
22nd Century Group Inc.[a,b]	1,830	4,612
Altria Group Inc.	83,702	3,845,270
Lorillard Inc.	16,133	966,528
Philip Morris International Inc.	41,126	3,429,908
Reynolds American Inc.	10,374	612,066
Vector Group Ltd.	2,115	46,911

		8,905,295
TRADING COMPANIES & DISTRIBUTORS — 0.50%
Aceto Corp.	291	5,622
Air Lease Corp.	289	9,393
Aircastle Ltd.	855	13,988
Applied Industrial Technologies Inc.	674	30,768
Beacon Roofing Supply Inc.[a]	478	12,179
DXP Enterprises Inc.[a]	568	41,850
Fastenal Co.	13,240	594,476
General Finance Corp.[a]	494	4,382
H&E Equipment Services Inc.	1,441	58,044
HD Supply Holdings Inc.[a]	4,704	128,231
Kaman Corp.	629	24,720
MRC Global Inc.[a]	2,035	47,456
MSC Industrial Direct Co. Inc. Class A	2,085	178,184
NOW Inc.[a,b]	405	12,316
Rush Enterprises Inc. Class Aa,b	1,265	42,314

17

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. GROWTH ETF

September 30, 2014

Security	Shares	Value

Stock Building Supply Holdings Inc.[a,b]	625	$9,819
TAL International Group Inc.	521	21,491
Textainer Group Holdings Ltd.	315	9,803
Titan Machinery Inc.[a,b]	122	1,585
United Rentals Inc.[a]	4,324	480,396
W.W. Grainger Inc.	2,596	653,283
Watsco Inc.	1,133	97,642

		2,477,942
TRANSPORTATION INFRASTRUCTURE — 0.00%
Wesco Aircraft Holdings Inc.[a,b]	283	4,924

		4,924
WATER UTILITIES — 0.00%
American States Water Co.	185	5,628
SJW Corp.	201	5,401
York Water Co. (The)	445	8,900

		19,929
WIRELESS TELECOMMUNICATION SERVICES — 0.14%
Leap Wireless International Inc.	638	1,608
NTELOS Holdings Corp.[b]	668	7,107
RingCentral Inc. Class Aa,b	1,245	15,824
SBA Communications Corp. Class Aa	5,722	634,570
Shenandoah Telecommunications Co.	952	23,619

		682,728

TOTAL COMMON STOCKS
(Cost: $378,288,598)		492,041,691

WARRANTS — 0.00%

OIL, GAS & CONSUMABLE FUELS — 0.00%
Magnum Hunter Resources Corp. (Expires 04/15/16)[a,b]	236	—

		—

TOTAL WARRANTS
(Cost: $0)		—

SHORT-TERM INVESTMENTS — 4.45%

MONEY MARKET FUNDS — 4.45%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	19,975,268	19,975,268
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	1,238,481	1,238,481

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	714,876	$714,876

		21,928,625

TOTAL SHORT-TERM INVESTMENTS
(Cost: $21,928,625)		21,928,625

TOTAL INVESTMENTS IN SECURITIES — 104.33%
(Cost: $400,217,223)		513,970,316
Other Assets, Less Liabilities — (4.33)%		(21,329,771)

NET ASSETS — 100.00%		$492,640,545

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

18

Schedule of Investments  (Unaudited)

iSHARES® CORE U.S. VALUE ETF

September 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.82%

AEROSPACE & DEFENSE — 2.20%
AAR Corp.	2,625	$63,394
AeroVironment Inc.[a]	574	17,260
Alliant Techsystems Inc.	2,100	268,044
American Science and Engineering Inc.	458	25,364
Cubic Corp.	1,227	57,424
Curtiss-Wright Corp.	2,388	157,417
DigitalGlobe Inc.[a,b]	4,967	141,559
Ducommun Inc.[a]	373	10,224
Engility Holdings Inc.[a]	1,075	33,508
Erickson Inc.[a,b]	625	8,119
Esterline Technologies Corp.[a]	2,084	231,887
Exelis Inc.	12,627	208,850
General Dynamics Corp.	20,357	2,587,171
Huntington Ingalls Industries Inc.	509	53,043
Keyw Holding Corp. (The)[a,b]	2,327	25,760
Kratos Defense & Security Solutions Inc.[a,b]	2,732	17,922
L-3 Communications Holdings Inc.	5,750	683,790
LMI Aerospace Inc.[a,b]	532	6,810
Moog Inc. Class Aa	2,749	188,032
National Presto Industries Inc.	301	18,274
Northrop Grumman Corp.	14,222	1,873,891
Orbital Sciences Corp.[a]	4,169	115,898
Raytheon Co.	20,793	2,112,985
Rockwell Collins Inc.	1,111	87,213
SIFCO Industries Inc.	132	3,973
Spirit AeroSystems Holdings Inc. Class Aa	554	21,085
Teledyne Technologies Inc.[a]	1,937	182,097
Textron Inc.	18,546	667,470
Triumph Group Inc.	2,621	170,496
United Technologies Corp.	54,188	5,722,253
Vectrus Inc.[a]	702	13,700

		15,774,913
AIR FREIGHT & LOGISTICS — 0.29%
Air Transport Services Group Inc.[a]	3,496	25,451
Atlas Air Worldwide Holdings Inc.[a]	1,679	55,440
FedEx Corp.	11,181	1,805,172
UTi Worldwide Inc.[a]	6,049	64,301
XPO Logistics Inc.[a,b]	2,695	101,521

		2,051,885
AIRLINES — 0.34%
Alaska Air Group Inc.	684	29,781
Copa Holdings SA Class A	471	50,534
Delta Air Lines Inc.	53,509	1,934,350
JetBlue Airways Corp.[a,b]	14,257	151,409
Republic Airways Holdings Inc.[a,b]	3,274	36,374
SkyWest Inc.	3,498	27,215
Southwest Airlines Co.	5,076	171,417

		2,401,080

Security	Shares	Value

AUTO COMPONENTS — 0.43%
Cooper Tire & Rubber Co.	3,714	$106,592
Cooper-Standard Holding Inc.[a]	857	53,477
Dana Holding Corp.	5,255	100,738
Federal-Mogul Holdings Corp.[a]	1,892	28,134
Fuel Systems Solutions Inc.[a]	1,102	9,819
Gentex Corp.	4,074	109,061
Johnson Controls Inc.	32,483	1,429,252
Lear Corp.	1,082	93,496
Modine Manufacturing Co.[a]	2,265	26,885
Remy International Inc.	953	19,565
Spartan Motors Inc.	2,169	10,129
Standard Motor Products Inc.	588	20,245
Stoneridge Inc.[a]	308	3,471
Strattec Security Corp.	43	3,498
Superior Industries International Inc.	1,524	26,716
TRW Automotive Holdings Corp.[a]	7,384	747,630
Visteon Corp.[a]	2,931	285,040

		3,073,748
AUTOMOBILES — 1.01%
Ford Motor Co.	258,504	3,823,274
General Motors Co.	106,753	3,409,691

		7,232,965
BEVERAGES — 0.10%
Coca-Cola Bottling Co. Consolidated	23	1,717
Constellation Brands Inc. Class Aa	734	63,976
Craft Brew Alliance Inc.[a,b]	446	6,422
Molson Coors Brewing Co. Class B NVS	9,064	674,724

		746,839
BIOTECHNOLOGY — 0.13%
ACADIA Pharmaceuticals Inc.[a,b]	270	6,685
Achillion Pharmaceuticals Inc.[a]	5,039	50,289
Adamas Pharmaceuticals Inc.[a,b]	13	242
Agenus Inc.[a,b]	870	2,706
Alkermes PLC[a]	1,385	59,375
Alnylam Pharmaceuticals Inc.[a]	665	51,936
AMAG Pharmaceuticals Inc.[a]	476	15,189
Amgen Inc.	2,625	368,707
Anacor Pharmaceuticals Inc.[a]	1,361	33,304
Array BioPharma Inc.[a,b]	2,280	8,140
Avalanche Biotechnologies Inc.[a]	57	1,949
BioCryst Pharmaceuticals Inc.[a]	912	8,919
Celldex Therapeutics Inc.[a,b]	345	4,471
Cellular Dynamics International Inc.[a,b]	34	239
ChemoCentryx Inc.[a,b]	1,734	7,803
Cubist Pharmaceuticals Inc.[a]	250	16,585
Cytokinetics Inc.[a]	2,377	8,367
Cytori Therapeutics Inc.[a,b]	858	580
CytRx Corp.[a]	2,535	6,439
Dynavax Technologies Corp.[a,b]	17,181	24,569
Emergent BioSolutions Inc.[a]	1,769	37,697
Geron Corp.[a]	10,042	20,084
Hyperion Therapeutics Inc.[a,b]	190	4,792
Idera Pharmaceuticals Inc.[a,b]	351	804
Immunomedics Inc.[a,b]	257	956

19

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. VALUE ETF

September 30, 2014

Security	Shares	Value

Inovio Pharmaceuticals Inc.[a,b]	445	$4,383
Kite Pharma Inc.[a]	71	2,023
Lexicon Pharmaceuticals Inc.[a,b]	1,074	1,514
Merrimack Pharmaceuticals Inc.[a,b]	362	3,178
Myriad Genetics Inc.[a,b]	593	22,872
Navidea Biopharmaceuticals Inc.[a,b]	1,196	1,579
NeoStem Inc.[a,b]	1,453	8,035
NPS Pharmaceuticals Inc.[a,b]	483	12,558
Osiris Therapeutics Inc.[a]	112	1,410
Otonomy Inc.[a]	59	1,416
OvaScience Inc.[a]	1,090	18,094
Peregrine Pharmaceuticals Inc.[a]	817	1,111
Progenics Pharmaceuticals Inc.[a,b]	3,419	17,745
Prothena Corp. PLC[a]	1,281	28,387
PTC Therapeutics Inc.[a]	194	8,538
Radius Health Inc.[a]	47	987
Rigel Pharmaceuticals Inc.[a]	5,824	11,299
Sage Therapeutics Inc.[a]	47	1,481
Spectrum Pharmaceuticals Inc.[a]	2,877	23,419
T2 Biosystems Inc.[a]	73	1,321
Threshold Pharmaceuticals Inc.[a,b]	198	715
Verastem Inc.[a,b]	1,179	10,045
XOMA Corp.[a,b]	856	3,604
Zafgen Inc.[a]	57	1,120

		927,661
BUILDING PRODUCTS — 0.14%
A.O. Smith Corp.	2,762	130,587
Advanced Drainage Systems Inc.[a]	359	7,521
Apogee Enterprises Inc.	864	34,387
Fortune Brands Home & Security Inc.	6,442	264,831
Gibraltar Industries Inc.[a]	1,972	26,997
Griffon Corp.	2,098	23,896
Insteel Industries Inc.	86	1,768
Masonite International Corp.[a]	1,688	93,482
Owens Corning	7,852	249,301
Ply Gem Holdings Inc.[a]	110	1,192
Quanex Building Products Corp.	2,238	40,485
Simpson Manufacturing Co. Inc.	2,527	73,662
Universal Forest Products Inc.	1,288	55,011

		1,003,120
CAPITAL MARKETS — 3.25%
Actua Corp.[a]	2,724	43,638
Ameriprise Financial Inc.	8,238	1,016,404
Arlington Asset Investment Corp. Class A	1,482	37,658
Bank of New York Mellon Corp. (The)	75,910	2,939,994
BGC Partners Inc. Class A	8,366	62,159
BlackRock Inc.[c]	5,233	1,718,099
Calamos Asset Management Inc. Class A	1,222	13,772
Charles Schwab Corp. (The)	62,335	1,832,026
CIFC Corp.	355	3,213
CorEnergy Infrastructure Trust Inc.	2,045	15,297
Cowen Group Inc. Class Aa	7,946	29,797
E*TRADE Financial Corp.[a]	19,257	435,016
FBR & Co.[a]	564	15,521
Federated Investors Inc. Class B	1,636	48,033
Franklin Resources Inc.	4,837	264,149
FXCM Inc. Class Ab	2,996	47,487
GFI Group Inc.	4,589	24,826

Security	Shares	Value

Goldman Sachs Group Inc. (The)	29,766	$5,464,145
INTL FCStone Inc.[a,b]	864	14,964
Invesco Ltd.	24,452	965,365
Investment Technology Group Inc.[a]	2,437	38,407
Janus Capital Group Inc.	9,980	145,109
KCG Holdings Inc. Class Aa	2,800	28,364
Legg Mason Inc.	4,208	215,281
Manning & Napier Inc.	884	14,842
Moelis & Co.	417	14,241
Morgan Stanley	102,098	3,529,528
Northern Trust Corp.	15,775	1,073,173
NorthStar Asset Management Group Inc.[a]	9,581	176,482
Oppenheimer Holdings Inc. Class A	662	13,405
Piper Jaffray Companies Inc.[a]	1,063	55,531
Raymond James Financial Inc.	8,352	447,500
Safeguard Scientifics Inc.[a,b]	1,332	24,509
SEI Investments Co.	529	19,129
State Street Corp.	28,601	2,105,320
Stifel Financial Corp.[a]	4,446	208,473
SWS Group Inc.[a]	1,960	13,504
TD Ameritrade Holding Corp.	2,237	74,649
Walter Investment Management Corp.[a,b]	2,498	54,831

		23,243,841
CHEMICALS — 1.65%
A. Schulman Inc.	1,499	54,204
Advanced Emissions Solutions Inc.[a]	79	1,680
Air Products and Chemicals Inc.	14,113	1,837,230
Albemarle Corp.	3,153	185,712
American Vanguard Corp.	1,876	21,011
Ashland Inc.	5,197	541,008
Axiall Corp.	4,649	166,481
Cabot Corp.	4,030	204,603
Celanese Corp. Series A	9,497	555,764
CF Industries Holdings Inc.	3,448	962,750
Chase Corp.	40	1,245
Cytec Industries Inc.	4,208	198,996
Dow Chemical Co. (The)	67,325	3,530,523
E.I. du Pont de Nemours and Co.	3,422	245,563
Eastman Chemical Co.	894	72,316
FutureFuel Corp.	1,238	14,720
Hawkins Inc.	579	20,821
Huntsman Corp.	4,004	104,064
Innophos Holdings Inc.	612	33,715
Innospec Inc.	1,282	46,024
Intrepid Potash Inc.[a]	3,647	56,346
KMG Chemicals Inc.	660	10,745
Kraton Performance Polymers Inc.[a,b]	2,090	37,223
Kronos Worldwide Inc.	1,323	18,231
Landec Corp.[a]	1,742	21,339
LSB Industries Inc.[a]	1,282	45,780
Minerals Technologies Inc.	1,660	102,439
Mosaic Co. (The)	22,322	991,320
Olin Corp.	5,255	132,689
OM Group Inc.	2,166	56,208
Quaker Chemical Corp.	264	18,926
Rayonier Advanced Materials Inc.[b]	2,480	81,617
Rockwood Holdings Inc.	4,523	345,783
RPM International Inc.	554	25,362
Sensient Technologies Corp.	3,106	162,599
Sigma-Aldrich Corp.	4,279	581,987

20

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. VALUE ETF

September 30, 2014

Security	Shares	Value

Stepan Co.	699	$31,022
Taminco Corp.[a]	144	3,758
Trecora Resources[a]	153	1,894
Tredegar Corp.	1,636	30,119
Trinseo SAa	588	9,249
Tronox Ltd. Class A	4,079	106,258
W.R. Grace & Co.[a]	745	67,750
Westlake Chemical Corp.	398	34,463
Zep Inc.	1,409	19,754

		11,791,291
COMMERCIAL BANKS — 11.53%
1st Source Corp.	987	28,110
1st United Bancorp Inc.	1,753	14,936
American National Bankshares Inc.	527	11,989
Ameris Bancorp	1,539	33,781
Ames National Corp.	538	12,024
Arrow Financial Corp.	666	16,697
Associated Banc-Corp.	10,645	185,436
BancFirst Corp.	437	27,339
Banco Latinoamericano de Comercio Exterior SA Class E	2,069	63,477
Bancorp Inc. (The)[a]	2,313	19,869
BancorpSouth Inc.	6,385	128,594
Bank of America Corp.	699,444	11,925,520
Bank of Hawaii Corp.	2,949	167,533
Bank of Kentucky Financial Corp. (The)	358	16,550
Bank of Marin Bancorp	340	15,603
BankUnited Inc.	6,774	206,539
Banner Corp.	1,355	52,127
BB&T Corp.	47,697	1,774,805
BBCN Bancorp Inc.	5,143	75,036
Blue Hills Bancorp Inc.[a]	1,894	24,849
BNC Bancorp	1,219	19,090
BOK Financial Corp.	1,758	116,872
Boston Private Financial Holdings Inc.	5,531	68,529
Bridge Bancorp Inc.	905	21,403
Bridge Capital Holdings[a]	794	18,056
Bryn Mawr Bank Corp.	995	28,188
C1 Financial Inc.[a]	217	3,934
Camden National Corp.	518	18,130
Capital Bank Financial Corp.[a]	1,772	42,315
Capital City Bank Group Inc.	750	10,155
Cardinal Financial Corp.	2,041	34,840
Cascade Bancorp[a]	2,238	11,302
Cathay General Bancorp	5,376	133,486
CenterState Banks Inc.	1,930	19,976
Central Pacific Financial Corp.	1,228	22,018
Century Bancorp Inc. Class A	222	7,686
Chemical Financial Corp.	2,114	56,845
CIT Group Inc.	12,904	593,068
Citigroup Inc.	202,037	10,469,557
Citizens & Northern Corp.	785	14,915
City Holding Co.	962	40,529
City National Corp.	3,222	243,809
CNB Financial Corp.	1,204	18,903
CoBiz Financial Inc.	2,422	27,078
Columbia Banking System Inc.	3,362	83,411
Comerica Inc.	12,121	604,353
Commerce Bancshares Inc.	5,330	237,958
Community Bank System Inc.	2,743	92,137
Community Trust Bancorp Inc.	983	33,058

Security	Shares	Value

CommunityOne Bancorp.[a]	914	$8,061
ConnectOne Bancorp Inc.	1,378	26,251
CU Bancorp[a]	638	11,994
Cullen/Frost Bankers Inc.	3,544	271,151
Customers Bancorp Inc.[a,b]	1,916	34,411
CVB Financial Corp.	7,033	100,924
Eagle Bancorp Inc.[a,b]	402	12,792
East West Bancorp Inc.	9,441	320,994
Enterprise Bancorp Inc.	361	6,801
Enterprise Financial Services Corp.	1,182	19,763
F.N.B. Corp.	11,239	134,756
FCB Financial Holdings Inc.[a]	548	12,445
Fidelity Southern Corp.	1,305	17,879
Fifth Third Bancorp	56,758	1,136,295
Financial Institutions Inc.	888	19,962
First Bancorp (North Carolina)	1,428	22,877
First Bancorp (Puerto Rico)[a]	6,850	32,537
First Bancorp Inc. (Maine)	562	9,369
First Busey Corp.	4,932	27,471
First Business Financial Services Inc.	248	10,887
First Citizens BancShares Inc. Class A	519	112,431
First Commonwealth Financial Corp.	5,782	48,511
First Community Bancshares Inc.	1,068	15,262
First Connecticut Bancorp Inc.	1,178	17,081
First Financial Bancorp	3,760	59,521
First Financial Bankshares Inc.	1,901	52,829
First Financial Corp.	738	22,841
First Horizon National Corp.	15,581	191,335
First Interstate BancSystem Inc.	1,311	34,833
First Merchants Corp.	2,386	48,221
First Midwest Bancorp Inc.	4,901	78,857
First NBC Bank Holding Co.[a,b]	981	32,128
First Niagara Financial Group Inc.	23,645	196,963
First of Long Island Corp. (The)	518	17,845
First Republic Bank	9,168	452,716
FirstMerit Corp.	11,083	195,061
Flushing Financial Corp.	2,058	37,600
Fulton Financial Corp.	12,894	142,866
German American Bancorp Inc.	800	20,648
Glacier Bancorp Inc.	4,920	127,231
Great Southern Bancorp Inc.	665	20,176
Green Bancorp Inc.[a]	312	5,351
Guaranty Bancorp	992	13,402
Hampton Roads Bankshares Inc.[a]	2,237	3,423
Hancock Holding Co.	5,439	174,320
Hanmi Financial Corp.	2,065	41,630
Heartland Financial USA Inc.	980	23,402
Heritage Commerce Corp.	1,340	11,001
Heritage Financial Corp.	1,887	29,890
Heritage Oaks Bancorp	1,318	9,226
Home Bancshares Inc.	693	20,381
HomeTrust Bancshares Inc.[a]	1,314	19,198
Horizon Bancorp	657	15,137
Hudson Valley Holding Corp.	1,003	18,204
Huntington Bancshares Inc.	55,238	537,466
IBERIABANK Corp.	2,159	134,959
Independent Bank Corp. (Massachusetts)	1,556	55,580
Independent Bank Group Inc.	428	20,309
International Bancshares Corp.	3,708	91,458
Investors Bancorp Inc.	21,009	212,821
J.P. Morgan Chase & Co.	251,779	15,167,167
KeyCorp	58,948	785,777

21

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. VALUE ETF

September 30, 2014

Security	Shares	Value

Lakeland Bancorp Inc.	2,560	$24,986
Lakeland Financial Corp.	1,076	40,350
M&T Bank Corp.	8,768	1,081,007
Macatawa Bank Corp.	1,571	7,541
MainSource Financial Group Inc.	1,309	22,580
MB Financial Inc.	4,431	122,650
Mercantile Bank Corp.	1,147	21,850
Merchants Bancshares Inc.	315	8,880
Metro Bancorp Inc.[a]	884	21,437
MidSouth Bancorp Inc.	471	8,808
MidWestOne Financial Group Inc.	442	10,170
National Bank Holdings Corp. Class A	2,539	48,546
National Bankshares Inc.	450	12,492
National Penn Bancshares Inc.	7,998	77,661
NBT Bancorp Inc.	3,054	68,776
NewBridge Bancorp[a]	1,664	12,630
Northrim BanCorp Inc.	430	11,365
OFG Bancorp	3,115	46,663
Old Line Bancshares Inc.	576	8,916
Old National Bancorp	7,647	99,182
OmniAmerican Bancorp Inc.	775	20,142
Opus Bank[a]	337	10,322
Pacific Continental Corp.	1,199	15,407
Pacific Premier Bancorp Inc.[a]	1,018	14,303
PacWest Bancorp	5,421	223,508
Palmetto Bancshares Inc.	308	4,355
Park National Corp.	871	65,691
Park Sterling Corp.	3,396	22,515
Peapack-Gladstone Financial Corp.	738	12,915
Penns Woods Bancorp Inc.	411	17,365
Peoples Bancorp Inc.	676	16,055
Peoples Financial Services Corp.	487	22,397
Pinnacle Financial Partners Inc.	2,433	87,831
PNC Financial Services Group Inc. (The)[c]	35,555	3,042,797
Popular Inc.[a,b]	6,914	203,514
Preferred Bank[a]	768	17,295
PrivateBancorp Inc.	4,756	142,252
Prosperity Bancshares Inc.	4,642	265,383
Regions Financial Corp.	92,032	924,001
Renasant Corp.	1,964	53,126
Republic Bancorp Inc. Class A	649	15,375
Republic First Bancorp Inc.[a,b]	1,961	7,628
S&T Bancorp Inc.	2,112	49,548
Sandy Spring Bancorp Inc.	1,530	35,022
Seacoast Banking Corp. of Florida[a]	933	10,198
ServisFirst Bancshares Inc.	93	2,678
Sierra Bancorp	770	12,905
Signature Bank[a]	230	25,774
Simmons First National Corp. Class A	1,114	42,911
South State Corp.	1,641	91,765
Southside Bancshares Inc.[b]	1,229	40,864
Southwest Bancorp Inc.	1,290	21,156
Square 1 Financial Inc.[a]	486	9,346
State Bank Financial Corp.	2,061	33,471
Sterling Bancorp	5,518	70,575
Stock Yards Bancorp Inc.	1,015	30,551
Stonegate Bank	645	16,609
Suffolk Bancorp	639	12,403
Sun Bancorp Inc. (New Jersey)[a]	485	8,783
SunTrust Banks Inc.	35,555	1,352,157
Susquehanna Bancshares Inc.	12,532	125,320
SVB Financial Group[a]	3,073	344,453

Security	Shares	Value

Synovus Financial Corp.	9,060	$214,178
Talmer Bancorp Inc. Class A	1,202	16,624
TCF Financial Corp.	10,962	170,240
Texas Capital Bancshares Inc.[a]	1,861	107,342
Tompkins Financial Corp.	973	42,890
TowneBank	1,776	24,118
TriCo Bancshares	1,088	24,611
Tristate Capital Holdings Inc.[a]	1,434	13,006
Trustmark Corp.	4,494	103,519
U.S. Bancorp	114,347	4,783,135
UMB Financial Corp.	2,536	138,339
Umpqua Holdings Corp.	10,898	179,490
Union Bankshares Corp.	3,157	72,927
United Bankshares Inc.	4,636	143,391
United Community Banks Inc.	3,303	54,367
Univest Corp. of Pennsylvania	1,107	20,756
Valley National Bancorp	13,400	129,846
ViewPoint Financial Group	2,340	56,020
Washington Trust Bancorp Inc.	958	31,604
Webster Financial Corp.	6,035	175,860
Wells Fargo & Co.	317,713	16,479,773
WesBanco Inc.	1,670	51,085
West Bancorporation Inc.	1,001	14,144
Westamerica Bancorp	1,789	83,224
Western Alliance Bancorp[a]	2,342	55,974
Wilshire Bancorp Inc.	4,940	45,596
Wintrust Financial Corp.	3,102	138,566
Yadkin Financial Corp.[a]	1,217	22,101
Zions Bancorp	13,512	392,659

		82,527,634
COMMERCIAL SERVICES & SUPPLIES — 0.67%
ABM Industries Inc.	3,730	95,824
ACCO Brands Corp.[a]	7,586	52,343
ADT Corp. (The)[b]	11,632	412,471
Brady Corp. Class A	3,181	71,382
Brink’s Co. (The)	3,209	77,144
Casella Waste Systems Inc. Class Aa	236	909
CECO Environmental Corp.	1,361	18,237
Cenveo Inc.[a,b]	3,545	8,756
Cintas Corp.	1,340	94,591
Civeo Corp.	6,266	72,748
Clean Harbors Inc.[a]	1,067	57,533
Covanta Holding Corp.	4,267	90,546
Deluxe Corp.	1,616	89,139
EnerNOC Inc.[a,b]	1,514	25,677
Ennis Inc.	1,674	22,047
G&K Services Inc. Class A	1,321	73,157
Heritage-Crystal Clean Inc.[a]	79	1,174
HNI Corp.	126	4,535
InnerWorkings Inc.[a]	2,125	17,191
Iron Mountain Inc.	1,371	44,763
KAR Auction Services Inc.	5,567	159,383
Kimball International Inc. Class B	1,999	30,085
McGrath RentCorp	1,717	58,721
Mobile Mini Inc.	2,860	100,014
Multi-Color Corp.	518	23,559
NL Industries Inc.	436	3,209
Performant Financial Corp.[a]	108	873
Pitney Bowes Inc.	7,292	182,227
Quad Graphics Inc.	2,053	39,520

22

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. VALUE ETF

September 30, 2014

Security	Shares	Value

R.R. Donnelley & Sons Co.	11,969	$197,010
Republic Services Inc.	17,721	691,473
SP Plus Corp.[a]	65	1,232
Tetra Tech Inc.	3,990	99,670
Tyco International Ltd.	3,311	147,571
UniFirst Corp.	981	94,755
United Stationers Inc.	2,722	102,265
Viad Corp.	1,317	27,196
Waste Connections Inc.	3,233	156,865
Waste Management Inc.	27,853	1,323,853
West Corp.	1,199	35,323

		4,804,971
COMMUNICATIONS EQUIPMENT — 1.59%
ADTRAN Inc.	1,837	37,714
Arista Networks Inc.[a]	95	8,391
Bel Fuse Inc. Class B	677	16,749
Black Box Corp.	991	23,110
Brocade Communications Systems Inc.	28,703	312,002
Calix Inc.[a]	2,702	25,858
Cisco Systems Inc.	340,991	8,582,743
Comtech Telecommunications Corp.	1,085	40,308
Digi International Inc.[a]	1,665	12,488
EchoStar Corp. Class Aa	2,174	106,004
Emulex Corp.[a]	5,252	25,945
Extreme Networks Inc.[a,b]	2,042	9,781
Finisar Corp.[a,b]	400	6,652
Harmonic Inc.[a,b]	5,464	34,642
Harris Corp.	5,645	374,828
Infinera Corp.[a,b]	1,641	17,509
Ixia[a]	3,345	30,573
JDS Uniphase Corp.[a]	15,388	196,966
Juniper Networks Inc.	24,755	548,323
KVH Industries Inc.[a]	126	1,426
Motorola Solutions Inc.	11,597	733,858
NETGEAR Inc.[a]	2,560	80,000
Numerex Corp. Class Aa,b	172	1,803
Oclaro Inc.[a]	6,006	8,589
Oplink Communications Inc.	1,228	20,655
Plantronics Inc.	414	19,781
Polycom Inc.[a]	5,013	61,585
Procera Networks Inc.[a]	1,112	10,653
TESSCO Technologies Inc.	418	12,118

		11,361,054
COMPUTERS & PERIPHERALS — 1.63%
Eastman Kodak Co.[a]	1,164	25,573
EMC Corp.	122,789	3,592,806
Hewlett-Packard Co.	126,150	4,474,540
Intevac Inc.[a,b]	1,530	10,205
Lexmark International Inc. Class A	4,115	174,888
NCR Corp.[a]	10,113	337,875
NetApp Inc.	14,107	606,037
QLogic Corp.[a]	5,945	54,456
Quantum Corp.[a,b]	7,611	8,829
SanDisk Corp.	7,925	776,254
Stratasys Ltd.[a]	1,420	171,508
Western Digital Corp.	14,850	1,445,202

		11,678,173

Security	Shares	Value

CONSTRUCTION & ENGINEERING — 0.33%
AECOM Technology Corp.[a,b]	6,605	$222,919
Aegion Corp.[a]	2,163	48,127
Ameresco Inc. Class Aa	1,310	8,973
Argan Inc.	513	17,124
Comfort Systems USA Inc.	2,154	29,187
Dycom Industries Inc.[a]	245	7,524
EMCOR Group Inc.	4,491	179,460
Fluor Corp.	4,137	276,310
Granite Construction Inc.	2,673	85,028
Great Lakes Dredge & Dock Corp.[a]	3,399	21,006
Jacobs Engineering Group Inc.[a]	8,845	431,813
KBR Inc.	9,892	186,266
Layne Christensen Co.[a,b]	1,288	12,506
MYR Group Inc.[a]	1,410	33,953
Northwest Pipe Co.[a]	628	21,415
Orion Marine Group Inc.[a]	1,752	17,485
Pike Corp.[a]	1,457	17,324
Quanta Services Inc.[a]	10,795	391,751
Sterling Construction Co. Inc.[a,b]	1,071	8,215
Tutor Perini Corp.[a]	2,408	63,571
URS Corp.	4,645	267,598

		2,347,555
CONSTRUCTION MATERIALS — 0.07%
United States Lime & Minerals Inc.	4	233
Vulcan Materials Co.	8,705	524,302

		524,535
CONSUMER FINANCE — 0.88%
Ally Financial Inc.[a]	1,871	43,295
Capital One Financial Corp.	38,048	3,105,478
Cash America International Inc.	1,895	83,001
Consumer Portfolio Services Inc.[a]	1,764	11,307
Discover Financial Services	30,979	1,994,738
Encore Capital Group Inc.[a,b]	638	28,270
EZCORP Inc. Class A NVS[a,b]	3,410	33,793
Green Dot Corp. Class Aa	2,237	47,290
JG Wentworth Co.	1,062	13,158
Navient Corp.	28,204	499,493
Nelnet Inc. Class A	1,334	57,482
Nicholas Financial Inc.	639	7,406
Regional Management Corp.[a]	813	14,593
Santander Consumer USA Holdings Inc.	5,415	96,441
SLM Corp.	18,617	159,362
Springleaf Holdings Inc.[a]	1,621	51,759
Synchrony Financial[a]	2,368	58,134

		6,305,000
CONTAINERS & PACKAGING — 0.30%
AEP Industries Inc.[a]	27	1,023
AptarGroup Inc.	3,374	204,802
Avery Dennison Corp.	4,153	185,431
Bemis Co. Inc.	6,716	255,342
Berry Plastics Group Inc.[a]	2,576	65,018
Greif Inc. Class A	2,107	92,308
MeadWestvaco Corp.	11,265	461,189
Owens-Illinois Inc.[a]	4,522	117,798

23

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. VALUE ETF

September 30, 2014

Security	Shares	Value

Rock-Tenn Co. Class A	9,582	$455,912
Sonoco Products Co.	6,777	266,268
UFP Technologies Inc.[a]	349	7,671

		2,112,762
DISTRIBUTORS — 0.02%
Core-Mark Holding Co. Inc.	1,300	68,952
Genuine Parts Co.	676	59,292
VOXX International Corp.[a]	1,211	11,262
Weyco Group Inc.	347	8,713

		148,219
DIVERSIFIED CONSUMER SERVICES — 0.15%
2U Inc.[a,b]	582	9,073
American Public Education Inc.[a]	71	1,916
Apollo Education Group Inc.[a]	6,505	163,601
Ascent Media Corp. Class Aa	971	58,454
Bridgepoint Education Inc.[a]	1,220	13,615
Career Education Corp.[a]	5,189	26,360
Carriage Services Inc.	864	14,973
DeVry Education Group Inc.	4,259	182,328
Education Management Corp.[a,b]	1,226	1,336
Graham Holdings Co. Class B	232	162,305
Houghton Mifflin Harcourt Co.[a]	7,247	140,882
ITT Educational Services Inc.[a,b]	1,406	6,032
K12 Inc.[a]	1,304	20,812
Matthews International Corp. Class A	1,963	86,156
Regis Corp.	2,640	42,135
Service Corp. International	3,091	65,344
ServiceMaster Global Holdings Inc.[a]	906	21,925
Steiner Leisure Ltd.[a]	971	36,500
Universal Technical Institute Inc.	1,421	13,286
Weight Watchers International Inc.[b]	145	3,979

		1,071,012
DIVERSIFIED FINANCIAL SERVICES — 2.95%
Berkshire Hathaway Inc. Class Ba	121,762	16,820,203
CME Group Inc.	21,157	1,691,608
FNFV Group[a]	6,113	84,115
GAIN Capital Holdings Inc.	877	5,586
Interactive Brokers Group Inc. Class A	3,582	89,371
Intercontinental Exchange Inc.	4,421	862,316
Leucadia National Corp.	20,545	489,793
Marlin Business Services Corp.	554	10,149
MSCI Inc. Class Aa,b	4,332	203,691
NASDAQ OMX Group Inc. (The)	7,812	331,385
NewStar Financial Inc.[a,b]	1,764	19,827
PHH Corp.[a,b]	3,937	88,031
PICO Holdings Inc.[a,b]	1,456	29,047
Resource America Inc. Class A	784	7,299
Tiptree Financial Inc.[b]	526	4,345
Voya Financial Inc.	9,580	374,578

		21,111,344
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.03%
8x8 Inc.[a]	3,943	26,339
AT&T Inc.	345,249	12,166,575
Atlantic Tele-Network Inc.	622	33,526

Security	Shares	Value

CenturyLink Inc.	35,886	$1,467,378
Cincinnati Bell Inc.[a]	10,128	34,131
Consolidated Communications Holdings Inc.	978	24,499
Fairpoint Communications Inc.[a]	197	2,988
Frontier Communications Corp.	66,851	435,200
Globalstar Inc.[a,b]	18,182	66,546
Hawaiian Telcom Holdco Inc.[a,b]	665	17,084
IDT Corp. Class B	85	1,365
inContact Inc.[a,b]	188	1,635
Intelsat SAa	1,412	24,202
Iridium Communications Inc.[a,b]	5,568	49,277
Level 3 Communications Inc.[a]	769	35,166
Lumos Networks Corp.	198	3,217
magicJack VocalTec Ltd.[a,b]	315	3,103
ORBCOMM Inc.[a,b]	2,451	14,093
Premiere Global Services Inc.[a]	2,503	29,961
Spok Holdings Inc.	1,163	15,131
Vonage Holdings Corp.[a]	10,471	34,345
Windstream Holdings Inc.	2,956	31,866

		14,517,627
ELECTRIC UTILITIES — 3.13%
ALLETE Inc.	2,872	127,488
American Electric Power Co. Inc.	32,397	1,691,447
Cleco Corp.	4,070	195,971
Duke Energy Corp.	47,078	3,520,022
Edison International	21,747	1,216,092
El Paso Electric Co.	2,756	100,732
Empire District Electric Co. (The)	2,970	71,726
Entergy Corp.	11,910	921,000
Exelon Corp.	57,043	1,944,596
FirstEnergy Corp.	28,026	940,833
Great Plains Energy Inc.	10,257	247,912
Hawaiian Electric Industries Inc.[b]	6,593	175,044
IDACORP Inc.	3,372	180,773
ITC Holdings Corp.	570	20,309
MGE Energy Inc.	2,265	84,394
NextEra Energy Inc.	29,031	2,725,430
Northeast Utilities	21,091	934,331
NRG Yield Inc. Class A	1,585	74,574
OGE Energy Corp.	13,221	490,631
Otter Tail Corp.	2,422	64,595
Pepco Holdings Inc.	16,630	445,019
Pinnacle West Capital Corp.	7,365	402,424
PNM Resources Inc.	5,408	134,713
Portland General Electric Co.	5,318	170,814
PPL Corp.	44,227	1,452,415
Southern Co. (The)	59,343	2,590,322
Spark Energy Inc.Class Aa	189	3,283
UIL Holdings Corp.	3,785	133,989
Unitil Corp.	905	28,136
Westar Energy Inc.	8,612	293,841
Xcel Energy Inc.	33,505	1,018,552

		22,401,408
ELECTRICAL EQUIPMENT — 0.55%
Babcock & Wilcox Co. (The)	7,346	203,411
Eaton Corp. PLC	31,683	2,007,752
Emerson Electric Co.	11,852	741,698
Encore Wire Corp.	332	12,314

24

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. VALUE ETF

September 30, 2014

Security	Shares	Value

EnerSys	2,381	$139,622
Franklin Electric Co. Inc.	204	7,087
General Cable Corp.	3,445	51,951
Global Power Equipment Group Inc.	1,110	16,539
GrafTech International Ltd.[a,b]	7,604	34,826
Hubbell Inc. Class B	3,308	398,713
LSI Industries Inc.	1,288	7,818
Plug Power Inc.[a,b]	11,021	50,586
Powell Industries Inc.	629	25,701
PowerSecure International Inc.[a]	1,422	13,623
Preformed Line Products Co.	132	6,964
Regal Beloit Corp.	2,994	192,364
Revolution Lighting Technologies Inc.[a,b]	200	336
TCP International Holdings Ltd.	188	1,433
Vicor Corp.[a]	1,075	10,105

		3,922,843
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.63%
Agilysys Inc.[a]	859	10,076
Anixter International Inc.	997	84,585
Arrow Electronics Inc.[a]	6,643	367,690
Audience Inc.[a]	767	5,676
Avnet Inc.	7,362	305,523
AVX Corp.	3,105	41,234
Benchmark Electronics Inc.[a]	3,769	83,709
Checkpoint Systems Inc.[a]	2,610	31,920
Coherent Inc.[a]	1,537	94,326
Corning Inc.	67,066	1,297,056
CTS Corp.	2,215	35,196
CUI Global Inc.[a,b]	472	3,417
Daktronics Inc.	747	9,181
Dolby Laboratories Inc. Class Aa	3,179	132,850
DTS Inc.[a]	783	19,771
Electro Rent Corp.	1,243	17,116
Electro Scientific Industries Inc.	1,541	10,463
Fabrinet[a]	2,372	34,631
FARO Technologies Inc.[a]	105	5,329
FLIR Systems Inc.	2,868	89,883
GSI Group Inc.[a,b]	1,740	19,993
II-VI Inc.[a]	3,410	40,136
Ingram Micro Inc. Class Aa	10,318	266,308
Insight Enterprises Inc.[a]	2,870	64,948
Itron Inc.[a]	2,529	99,415
Jabil Circuit Inc.	13,534	272,981
Kemet Corp.[a]	3,187	13,130
Knowles Corp.[a]	5,651	149,751
Littelfuse Inc.	227	19,336
Mercury Systems Inc.[a]	1,962	21,602
Multi-Fineline Electronix Inc.[a]	470	4,395
Newport Corp.[a]	295	5,227
OSI Systems Inc.[a]	1,018	64,623
Park Electrochemical Corp.	1,334	31,416
PC Connection Inc.	628	13,483
Plexus Corp.[a]	1,474	54,435
Rofin-Sinar Technologies Inc.[a]	1,859	42,869
Rogers Corp.[a]	895	49,010
Sanmina Corp.[a]	5,619	117,212
ScanSource Inc.[a]	1,796	62,124
Speed Commerce Inc.[a,b]	309	850
SYNNEX Corp.[a,b]	1,687	109,031
Tech Data Corp.[a]	2,534	149,151

Security	Shares	Value

TTM Technologies Inc.[a]	3,433	$23,379
Viasystems Group Inc.[a]	322	5,055
Vishay Intertechnology Inc.	8,985	128,396
Vishay Precision Group Inc.[a]	787	11,758

		4,519,646
ENERGY EQUIPMENT & SERVICES — 1.13%
Aspen Aerogels Inc.[a]	148	1,492
Atwood Oceanics Inc.[a]	3,339	145,881
Baker Hughes Inc.	26,549	1,727,278
Bristow Group Inc.	2,416	162,355
C&J Energy Services Inc.[a]	442	13,503
Cameron International Corp.[a]	4,923	326,789
CHC Group Ltd.[a,b]	2,949	16,514
Dawson Geophysical Co.	531	9,654
Diamond Offshore Drilling Inc.[b]	4,425	151,645
ERA Group Inc.[a]	1,337	29,080
Exterran Holdings Inc.	3,847	170,461
Forum Energy Technologies Inc.[a]	2,495	76,372
Frank’s International NV	1,969	36,820
Geospace Technologies Corp.[a]	775	27,241
Gulf Island Fabrication Inc.	553	9,512
GulfMark Offshore Inc. Class A	1,776	55,678
Helix Energy Solutions Group Inc.[a]	7,068	155,920
Helmerich & Payne Inc.	2,083	203,863
Hercules Offshore Inc.[a,b]	11,356	24,983
Hornbeck Offshore Services Inc.[a]	2,510	82,152
Independence Contract Drilling Inc.[a]	447	5,252
ION Geophysical Corp.[a]	6,948	19,385
Key Energy Services Inc.[a]	8,770	42,447
McDermott International Inc.[a,b]	15,931	91,125
Mitcham Industries Inc.[a]	864	9,547
Nabors Industries Ltd.	17,890	407,176
National Oilwell Varco Inc.	26,133	1,988,721
Natural Gas Services Group Inc.[a]	788	18,967
Newpark Resources Inc.[a,b]	5,614	69,838
Nordic American Offshore Ltd.[a]	695	12,246
North Atlantic Drilling Ltd.[b]	3,524	23,470
Nuverra Environmental Solutions Inc.[a,b]	1,109	16,358
Oil States International Inc.[a]	3,126	193,499
Parker Drilling Co.[a]	8,657	42,766
Patterson-UTI Energy Inc.	4,717	153,444
PHI Inc.[a]	753	30,986
Pioneer Energy Services Corp.[a]	1,185	16,614
Rowan Companies PLC Class A	8,282	209,617
SEACOR Holdings Inc.[a]	1,364	102,027
Seadrill Ltd.	16,563	443,226
Seventy Seven Energy Inc.[a]	2,102	49,902
Superior Energy Services Inc.	9,746	320,351
Tesco Corp.	1,975	39,204
TETRA Technologies Inc.[a]	5,043	54,565
Tidewater Inc.	3,309	129,150
Unit Corp.[a]	3,095	181,522
Vantage Drilling Co.[a]	13,098	16,634

		8,115,232
FOOD & STAPLES RETAILING — 2.25%
Andersons Inc. (The)	137	8,615
Chefs’ Warehouse Inc. (The)[a,b]	219	3,561
Costco Wholesale Corp.	1,692	212,041

25

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. VALUE ETF

September 30, 2014

Security	Shares	Value

CVS Health Corp.	66,778	$5,314,861
Ingles Markets Inc. Class A	800	18,952
Pantry Inc. (The)[a]	1,359	27,493
Rite Aid Corp.[a,b]	21,464	103,886
Roundy’s Inc.	1,195	3,573
Safeway Inc.	15,408	528,494
SpartanNash Co.	2,662	51,776
SUPERVALU Inc.[a]	13,452	120,261
Sysco Corp.	24,386	925,449
Village Super Market Inc. Class A	559	12,734
Wal-Mart Stores Inc.	95,235	7,282,620
Walgreen Co.	15,776	935,044
Weis Markets Inc.	738	28,804
Whole Foods Market Inc.	13,847	527,709

		16,105,873
FOOD PRODUCTS — 1.49%
Alico Inc.	251	9,563
Archer-Daniels-Midland Co.	39,218	2,004,040
B&G Foods Inc. Class A	298	8,210
Boulder Brands Inc.[a,b]	214	2,917
Bunge Ltd.	9,802	825,622
Campbell Soup Co.	3,773	161,220
Chiquita Brands International Inc.[a,b]	2,950	41,890
ConAgra Foods Inc.	28,081	927,796
Darling Ingredients Inc.[a,b]	8,793	161,088
Dean Foods Co.	6,269	83,064
Fresh Del Monte Produce Inc.[b]	2,450	78,155
Hain Celestial Group Inc.[a]	282	28,863
Ingredion Inc.	4,221	319,910
J.M. Smucker Co. (The)	6,917	684,714
John B. Sanfilippo & Son Inc.	533	17,248
Kellogg Co.	1,505	92,708
Lancaster Colony Corp.	453	38,632
Mondelez International Inc. Class A	112,594	3,858,033
Omega Protein Corp.[a]	1,432	17,900
Pilgrim’s Pride Corp.[a,b]	3,642	111,300
Pinnacle Foods Inc.	3,616	118,062
Post Holdings Inc.[a]	2,986	99,075
Sanderson Farms Inc.[b]	215	18,909
Seaboard Corp.[a]	18	48,150
Seneca Foods Corp. Class Aa	518	14,815
Snyders-Lance Inc.	3,160	83,740
Tootsie Roll Industries Inc.	124	3,471
TreeHouse Foods Inc.[a,b]	1,343	108,112
Tyson Foods Inc. Class A	18,098	712,518

		10,679,725
GAS UTILITIES — 0.40%
AGL Resources Inc.	7,936	407,434
Atmos Energy Corp.	6,644	316,919
Chesapeake Utilities Corp.	948	39,494
Laclede Group Inc. (The)	2,869	133,122
National Fuel Gas Co.	5,601	392,014
New Jersey Resources Corp.	2,829	142,893
Northwest Natural Gas Co.	1,868	78,923
ONE GAS Inc.	3,448	118,094
Piedmont Natural Gas Co.	5,308	177,977
Questar Corp.	11,664	259,990
South Jersey Industries Inc.	2,193	117,018

Security	Shares	Value

Southwest Gas Corp.	3,092	$150,209
UGI Corp.	11,453	390,433
WGL Holdings Inc.	3,440	144,893

		2,869,413
HEALTH CARE EQUIPMENT & SUPPLIES — 2.38%
Abbott Laboratories	99,977	4,158,043
Alere Inc.[a]	5,427	210,459
Analogic Corp.	815	52,127
AngioDynamics Inc.[a,b]	1,642	22,528
AtriCure Inc.[a]	524	7,713
Boston Scientific Corp.[a]	79,879	943,371
CareFusion Corp.[a]	13,840	626,260
CONMED Corp.	1,845	67,970
Cooper Companies Inc. (The)	849	132,232
Covidien PLC	29,998	2,595,127
CryoLife Inc.	1,679	16,572
Cynosure Inc. Class Aa	891	18,711
DENTSPLY International Inc.	6,516	297,130
Derma Sciences Inc.[a]	1,678	13,978
Exactech Inc.[a]	798	18,266
Greatbatch Inc.[a]	1,719	73,247
Haemonetics Corp.[a]	3,163	110,452
Hill-Rom Holdings Inc.	3,557	147,367
Hologic Inc.[a]	10,846	263,883
ICU Medical Inc.[a]	886	56,863
Integra LifeSciences Holdings Corp.[a]	976	48,449
Intuitive Surgical Inc.[a]	173	79,895
Invacare Corp.	2,075	24,506
Medtronic Inc.	66,499	4,119,613
Merit Medical Systems Inc.[a]	3,097	36,792
NuVasive Inc.[a]	518	18,063
OraSure Technologies Inc.[a,b]	3,719	26,851
Orthofix International NVa,b	1,306	40,434
PhotoMedex Inc.[a,b]	648	4,018
Rockwell Medical Technologies Inc.[a,b]	2,200	20,108
RTI Surgical Inc.[a]	3,387	16,190
Sirona Dental Systems Inc.[a]	1,466	112,413
St. Jude Medical Inc.	6,747	405,697
Stryker Corp.	9,058	731,433
SurModics Inc.[a]	734	13,329
Symmetry Medical Inc.[a]	2,503	25,255
Teleflex Inc.	2,747	288,545
Tornier NVa	2,344	56,022
TransEnterix Inc.[a,b]	1,729	7,538
Unilife Corp.[a,b]	1,196	2,745
Wright Medical Group Inc.[a]	1,767	53,540
Zimmer Holdings Inc.	10,357	1,041,396

		17,005,131
HEALTH CARE PROVIDERS & SERVICES — 2.85%
Addus HomeCare Corp.[a]	327	6,409
Adeptus Health Inc. Class Aa	166	4,133
Aetna Inc.	16,740	1,355,940
Alliance HealthCare Services Inc.[a]	208	4,703
Almost Family Inc.[a]	538	14,617
Amedisys Inc.[a]	1,868	37,678
AMN Healthcare Services Inc.[a]	3,059	48,026
AmSurg Corp.[a]	2,208	110,510
Bio-Reference Laboratories Inc.[a,b]	114	3,199

26

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. VALUE ETF

September 30, 2014

Security	Shares	Value

BioScrip Inc.[a]	4,500	$31,095
BioTelemetry Inc.[a]	725	4,865
Cardinal Health Inc.	20,749	1,554,515
Cigna Corp.	16,526	1,498,743
Community Health Systems Inc.[a]	7,683	420,952
Cross Country Healthcare Inc.[a]	1,785	16,583
DaVita HealthCare Partners Inc.[a]	7,733	565,592
Ensign Group Inc. (The)	64	2,227
Express Scripts Holding Co.[a]	6,912	488,195
Five Star Quality Care Inc.[a]	3,425	12,912
Hanger Inc.[a]	2,329	47,791
HCA Holdings Inc.[a]	19,704	1,389,526
Health Net Inc.[a]	5,382	248,164
HealthEquity Inc.[a]	435	7,965
HealthSouth Corp.	1,400	51,660
Healthways Inc.[a]	724	11,598
Humana Inc.	10,331	1,346,026
IPC The Hospitalist Co. Inc.[a]	468	20,962
Kindred Healthcare Inc.	4,267	82,780
Laboratory Corp. of America Holdings[a]	3,413	347,273
LHC Group Inc.[a]	976	22,643
LifePoint Hospitals Inc.[a]	2,968	205,356
Magellan Health Inc.[a]	1,793	98,131
MEDNAX Inc.[a,b]	2,215	121,426
National Healthcare Corp.	664	36,859
Omnicare Inc.	6,536	406,931
Owens & Minor Inc.	4,192	137,246
Patterson Companies Inc.	5,204	215,602
PharMerica Corp.[a]	1,890	46,173
Quest Diagnostics Inc.	9,639	584,895
RadNet Inc.[a]	123	814
Select Medical Holdings Corp.	326	3,922
Skilled Healthcare Group Inc. Class Aa	1,273	8,402
Surgical Care Affiliates Inc.[a]	39	1,042
Triple-S Management Corp. Class Ba,b	1,545	30,745
Trupanion Inc.[a]	556	4,726
UnitedHealth Group Inc.	65,224	5,625,570
Universal American Corp.[a]	2,342	18,830
Universal Health Services Inc. Class B	4,615	482,267
VCA Inc.[a]	5,935	233,424
WellCare Health Plans Inc.[a]	2,448	147,712
WellPoint Inc.	18,594	2,224,214

		20,391,569
HEALTH CARE TECHNOLOGY — 0.02%
Allscripts Healthcare Solutions Inc.[a]	7,506	100,693
Castlight Health Inc.[a,b]	147	1,902
Imprivata Inc.[a]	133	2,064
MedAssets Inc.[a]	234	4,849

		109,508
HOTELS, RESTAURANTS & LEISURE — 0.74%
Aramark	349	9,179
Belmond Ltd.[a,b]	6,279	73,213
Biglari Holdings Inc.[a]	117	39,752
BJ’s Restaurants Inc.[a]	1,185	42,648
Bob Evans Farms Inc.	1,636	77,448
Boyd Gaming Corp.[a]	988	10,038
Bravo Brio Restaurant Group Inc.[a]	98	1,271
Caesars Acquisition Co.[a,b]	3,000	28,410

Security	Shares	Value

Caesars Entertainment Corp.[a,b]	2,943	$37,023
Carnival Corp.	28,167	1,131,468
Carrols Restaurant Group Inc.[a]	1,721	12,236
Choice Hotels International Inc.	2,159	112,268
Churchill Downs Inc.	310	30,225
Cracker Barrel Old Country Store Inc.	100	10,319
Darden Restaurants Inc.	8,815	453,620
Denny’s Corp.[a]	2,464	17,322
DineEquity Inc.	668	54,502
Einstein Noah Restaurant Group Inc.	78	1,573
El Pollo Loco Holdings Inc.[a]	117	4,202
Empire Resorts Inc.[a,b]	1,327	8,904
Hyatt Hotels Corp. Class Aa,b	2,619	158,502
International Game Technology	16,454	277,579
International Speedway Corp. Class A	1,727	54,642
Interval Leisure Group Inc.	580	11,049
Intrawest Resorts Holdings Inc.[a]	751	7,262
Isle of Capri Casinos Inc.[a]	1,398	10,485
La Quinta Holdings Inc.[a]	837	15,895
Life Time Fitness Inc.[a,b]	2,559	129,076
Marcus Corp. (The)	1,334	21,077
Marriott International Inc. Class A	1,835	128,267
Marriott Vacations Worldwide Corp.[a]	1,815	115,089
MGM Resorts International[a]	22,771	518,723
Monarch Casino & Resort Inc.[a]	524	6,241
Morgans Hotel Group Co.[a]	823	6,642
Norwegian Cruise Line Holdings Ltd.[a]	420	15,128
Penn National Gaming Inc.[a,b]	5,511	61,778
Royal Caribbean Cruises Ltd.	11,086	745,977
Ruby Tuesday Inc.[a]	4,202	24,750
Ruth’s Hospitality Group Inc.	813	8,976
Scientific Games Corp. Class Aa	925	9,962
Sonic Corp.[a]	1,201	26,854
Speedway Motorsports Inc.	766	13,068
Starwood Hotels & Resorts Worldwide Inc.	7,057	587,213
Wendy’s Co. (The)	17,737	146,508

		5,256,364
HOUSEHOLD DURABLES — 0.69%
Beazer Homes USA Inc.[a]	1,222	20,505
Century Communities Inc.[a]	232	4,025
CSS Industries Inc.	648	15,714
D.R. Horton Inc.	19,465	399,422
Dixie Group Inc.[a]	227	1,968
Ethan Allen Interiors Inc.	1,660	37,848
Flexsteel Industries	310	10,456
Garmin Ltd.	8,128	422,575
GoPro Inc.[a]	477	44,695
Helen of Troy Ltd.[a]	1,192	62,604
Hovnanian Enterprises Inc. Class Aa,b	7,672	28,156
Jarden Corp.[a]	5,963	358,436
KB Home	1,432	21,394
La-Z-Boy Inc.	521	10,311
Leggett & Platt Inc.	4,688	163,705
Lennar Corp. Class A	11,094	430,780
LGI Homes Inc.[a]	540	9,914
Libbey Inc.[a]	93	2,442
Lifetime Brands Inc.	628	9,615
M.D.C. Holdings Inc.	2,593	65,655
M/I Homes Inc.[a]	1,614	31,989
Meritage Homes Corp.[a,b]	2,603	92,407

27

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. VALUE ETF

September 30, 2014

Security	Shares	Value

Mohawk Industries Inc.[a,b]	4,067	$548,313
NACCO Industries Inc. Class A	346	17,207
New Home Co. Inc. (The)[a]	770	10,395
Newell Rubbermaid Inc.	7,511	258,454
PulteGroup Inc.	25,234	445,632
Ryland Group Inc. (The)	3,112	103,443
Skullcandy Inc.[a,b]	1,206	9,395
Standard-Pacific Corp.[a,b]	9,900	74,151
Taylor Morrison Home Corp. Class Aa	2,134	34,613
Toll Brothers Inc.[a]	11,861	369,589
TRI Pointe Homes Inc.[a]	8,846	114,467
UCP Inc.[a]	356	4,254
WCI Communities Inc.[a,b]	978	18,034
Whirlpool Corp.	4,713	686,448
William Lyon Homes Class Aa	1,006	22,233

		4,961,244
HOUSEHOLD PRODUCTS — 2.21%
Central Garden & Pet Co. Class Aa	3,053	24,546
Clorox Co. (The)	1,438	138,106
Colgate-Palmolive Co.	6,470	421,973
Energizer Holdings Inc.	4,110	506,393
Harbinger Group Inc.[a,b]	3,415	44,805
Kimberly-Clark Corp.	4,282	460,615
Oil-Dri Corp. of America	121	3,154
Orchids Paper Products Co.	208	5,108
Procter & Gamble Co. (The)	169,747	14,214,614

		15,819,314
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.31%
Abengoa Yield PLC[a]	1,801	64,080
AES Corp. (The)	48,372	685,915
Atlantic Power Corp.	8,155	19,409
Calpine Corp.[a]	24,216	525,487
Dynegy Inc.[a]	6,689	193,045
NRG Energy Inc.	22,484	685,312
Ormat Technologies Inc.[b]	736	19,335
TerraForm Power Inc.[a]	961	27,734

		2,220,317
INDUSTRIAL CONGLOMERATES — 2.84%
Carlisle Companies Inc.	4,273	343,464
Danaher Corp.	30,908	2,348,390
General Electric Co.	667,142	17,092,178
Roper Industries Inc.	3,638	532,203

		20,316,235
INSURANCE — 5.57%
ACE Ltd.	22,479	2,357,373
Aflac Inc.	30,160	1,756,820
Alleghany Corp.[a]	1,099	459,547
Allied World Assurance Co. Holdings Ltd.	6,567	241,928
Allstate Corp. (The)	28,811	1,768,131
Ambac Financial Group Inc.[a,b]	1,898	41,946
American Equity Investment Life Holding Co.	4,939	113,004
American Financial Group Inc.	4,043	234,049
American International Group Inc.	96,296	5,201,910
American National Insurance Co.	464	52,154

Security	Shares	Value

Amerisafe Inc.	1,197	$46,815
AmTrust Financial Services Inc.[b]	628	25,007
Aon PLC	4,597	403,019
Arch Capital Group Ltd.[a]	8,936	488,978
Argo Group International Holdings Ltd.	1,739	87,489
Arthur J. Gallagher & Co.	563	25,538
Aspen Insurance Holdings Ltd.	4,277	182,927
Assurant Inc.	4,775	307,032
Assured Guaranty Ltd.	11,276	249,876
Atlas Financial Holdings Inc.[a,b]	44	609
Axis Capital Holdings Ltd.	7,176	339,640
Baldwin & Lyons Inc. Class B	544	13,437
Brown & Brown Inc.	7,569	243,343
Chubb Corp. (The)	16,306	1,485,150
Cincinnati Financial Corp.	10,911	513,363
Citizens Inc.[a,b]	2,652	17,132
CNA Financial Corp.	1,728	65,716
CNO Financial Group Inc.	14,326	242,969
Crawford & Co. Class B	1,614	13,316
Donegal Group Inc. Class A	518	7,956
EMC Insurance Group Inc.	316	9,126
Employers Holdings Inc.	800	15,400
Endurance Specialty Holdings Ltd.	2,970	163,885
Enstar Group Ltd.[a]	564	76,884
Everest Re Group Ltd.	3,077	498,505
FBL Financial Group Inc. Class A	640	28,608
Federated National Holding Co.	75	2,107
Fidelity & Guaranty Life	686	14,646
First American Financial Corp.	7,237	196,267
FNF Group	18,433	511,331
Genworth Financial Inc. Class Aa	32,694	428,291
Global Indemnity PLC[a]	418	10,546
Greenlight Capital Re Ltd. Class Aa	1,898	61,514
Hallmark Financial Services Inc.[a]	877	9,042
Hanover Insurance Group Inc. (The)	2,937	180,391
Hartford Financial Services Group Inc. (The)	30,012	1,117,947
HCC Insurance Holdings Inc.	6,661	321,660
HCI Group Inc.	239	8,602
Hilltop Holdings Inc.[a]	4,598	92,190
Horace Mann Educators Corp.	2,591	73,869
Independence Holding Co.	536	7,123
Infinity Property and Casualty Corp.	550	35,205
Kansas City Life Insurance Co.	298	13,216
Kemper Corp.	3,187	108,836
Lincoln National Corp.	17,601	943,062
Loews Corp.	21,714	904,605
Maiden Holdings Ltd.	3,218	35,655
Markel Corp.[a]	932	592,892
Marsh & McLennan Companies Inc.	11,961	626,039
MBIA Inc.[a]	9,574	87,889
Meadowbrook Insurance Group Inc.	3,048	17,831
Mercury General Corp.	1,223	59,695
MetLife Inc.	62,281	3,345,735
Montpelier Re Holdings Ltd.[b]	2,617	81,363
National General Holdings Corp.	2,333	39,404
National Interstate Corp.	417	11,634
National Western Life Insurance Co. Class A	156	38,534
Navigators Group Inc. (The)[a]	682	41,943
Old Republic International Corp.	17,351	247,772
OneBeacon Insurance Group Ltd. Class A	1,434	22,098
PartnerRe Ltd.	3,367	370,000
Phoenix Companies Inc. (The)[a]	361	20,238

28

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. VALUE ETF

September 30, 2014

Security	Shares	Value

Platinum Underwriters Holdings Ltd.	1,853	$112,792
Primerica Inc.	3,639	175,473
Principal Financial Group Inc.	19,642	1,030,616
ProAssurance Corp.	3,948	173,988
Progressive Corp. (The)	39,485	998,181
Protective Life Corp.	5,265	365,444
Prudential Financial Inc.	30,622	2,692,899
Reinsurance Group of America Inc.	3,325	266,432
RenaissanceRe Holdings Ltd.[b]	2,712	271,173
RLI Corp.	2,878	124,589
Safety Insurance Group Inc.	793	42,751
Selective Insurance Group Inc.	3,554	78,686
StanCorp Financial Group Inc.	2,840	179,431
State Auto Financial Corp.	1,178	24,161
Stewart Information Services Corp.	1,517	44,524
Symetra Financial Corp.	5,046	117,723
Third Point Reinsurance Ltd.[a]	3,751	54,577
Torchmark Corp.	8,737	457,557
Travelers Companies Inc. (The)	23,130	2,172,832
United Fire Group Inc.	1,291	35,851
United Insurance Holdings Corp.	98	1,470
Universal Insurance Holdings Inc.	112	1,448
Unum Group	17,176	590,511
Validus Holdings Ltd.	6,044	236,562
W.R. Berkley Corp.	6,678	319,208
White Mountains Insurance Group Ltd.	406	255,808
XL Group PLC	18,122	601,107

		39,883,548
INTERNET & CATALOG RETAIL — 0.09%
1-800-FLOWERS.COM Inc. Class Aa	2,132	15,329
FTD Companies Inc.[a,b]	1,043	35,577
Gaiam Inc. Class Aa	1,163	8,536
HomeAway Inc.[a,b]	450	15,975
Lands’ End Inc.[a,b]	1,172	48,193
Liberty Interactive Corp. Series Aa	16,379	467,129
Orbitz Worldwide Inc.[a]	1,825	14,363
Shutterfly Inc.[a,b]	992	48,350
Valuevision Media Inc. Class Aa,b	2,292	11,758

		665,210
INTERNET SOFTWARE & SERVICES — 0.51%
Aerohive Networks Inc.[a,b]	344	2,759
Amber Road Inc.[a,b]	45	780
AOL Inc.[a]	5,217	234,504
Bankrate Inc.[a]	4,027	45,747
Bazaarvoice Inc.[a,b]	2,499	18,468
Blucora Inc.[a,b]	2,785	42,443
Borderfree Inc.[a]	30	387
Chegg Inc.[a,b]	4,843	30,220
Dealertrack Technologies Inc.[a,b]	565	24,527
Demand Media Inc.[a,b]	478	4,230
Dice Holdings Inc.[a]	1,672	14,011
Digital River Inc.[a]	2,408	34,964
EarthLink Holdings Corp.	6,845	23,410
Everyday Health Inc.[a,b]	38	531
Five9 Inc.[a,b]	76	497
Global Eagle Entertainment Inc.[a]	797	8,942
IAC/InterActiveCorp	2,907	191,571
Internap Network Services Corp.[a,b]	3,595	24,806

Security	Shares	Value

IntraLinks Holdings Inc.[a]	2,397	$19,416
Limelight Networks Inc.[a]	3,940	9,200
Liquidity Services Inc.[a,b]	1,739	23,911
Millennial Media Inc.[a,b]	4,909	9,131
Monster Worldwide Inc.[a]	6,446	35,453
OPOWER Inc.[a,b]	39	736
Perficient Inc.[a]	798	11,962
Q2 Holdings Inc.[a]	64	896
QuinStreet Inc.[a]	2,111	8,761
RealNetworks Inc.[a]	1,413	9,820
Reis Inc.	504	11,889
Rightside Group Ltd.[a]	482	4,700
Stamps.com Inc.[a]	85	2,700
TechTarget Inc.[a]	1,007	8,650
Tremor Video Inc.[a,b]	2,239	5,239
Trulia Inc.[a,b]	222	10,856
Yahoo! Inc.[a]	67,020	2,731,065
YuMe Inc.[a,b]	1,679	8,395

		3,615,577
IT SERVICES — 0.62%
Acxiom Corp.[a]	5,103	84,455
Amdocs Ltd.	10,675	489,769
Booz Allen Hamilton Holding Corp.	508	11,887
CACI International Inc. Class Aa,b	1,541	109,827
CIBER Inc.[a]	4,739	16,255
Computer Sciences Corp.	9,085	555,548
Computer Task Group Inc.	970	10,767
Convergys Corp.	6,947	123,796
CoreLogic Inc.[a]	6,133	166,020
CSG Systems International Inc.	1,314	34,532
Datalink Corp.[a]	1,250	13,287
DST Systems Inc.	419	35,162
ExlService Holdings Inc.[a]	1,233	30,098
Fidelity National Information Services Inc.	16,825	947,247
Genpact Ltd.[a]	9,465	154,469
Global Cash Access Inc.[a]	4,416	29,808
Hackett Group Inc. (The)	1,211	7,218
Higher One Holdings Inc.[a]	1,425	3,520
Leidos Holdings Inc.	4,286	147,138
ManTech International Corp. Class A	1,519	40,937
ModusLink Global Solutions Inc.[a]	2,970	10,603
MoneyGram International Inc.[a,b]	1,904	23,876
Paychex Inc.	2,415	106,743
PRGX Global Inc.[a]	1,943	11,386
ServiceSource International Inc.[a,b]	4,470	14,438
Sykes Enterprises Inc.[a]	2,159	43,137
TeleTech Holdings Inc.[a]	458	11,258
Teradata Corp.[a]	2,207	92,517
Total System Services Inc.	2,426	75,109
Unisys Corp.[a,b]	1,347	31,533
Xerox Corp.	77,897	1,030,577

		4,462,917
LEISURE EQUIPMENT & PRODUCTS — 0.11%
Arctic Cat Inc.	545	18,977
Black Diamond Inc.[a,b]	1,517	11,469
Brunswick Corp.	3,081	129,833
Callaway Golf Co.	5,055	36,598
Escalade Inc.	578	6,971

29

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. VALUE ETF

September 30, 2014

Security	Shares	Value

Hasbro Inc.	1,127	$61,979
JAKKS Pacific Inc.[a,b]	1,324	9,400
Johnson Outdoors Inc. Class A	435	11,267
LeapFrog Enterprises Inc.[a,b]	4,267	25,559
Mattel Inc.	14,427	442,188
Nautilus Inc.[a]	902	10,797

		765,038
LIFE SCIENCES TOOLS & SERVICES — 0.59%
Affymetrix Inc.[a]	3,647	29,103
Agilent Technologies Inc.	19,044	1,085,127
Albany Molecular Research Inc.[a]	1,550	34,209
Bio-Rad Laboratories Inc. Class Aa	1,347	152,750
Charles River Laboratories International Inc.[a]	1,637	97,794
Covance Inc.[a]	354	27,860
PerkinElmer Inc.	6,132	267,355
QIAGEN NVa,b	15,586	354,893
Quintiles Transnational Holdings Inc.[a,b]	1,985	110,723
TECHNE Corp.	1,221	114,225
Thermo Fisher Scientific Inc.	15,854	1,929,432

		4,203,471
MACHINERY — 1.78%
Accuride Corp.[a]	186	705
Actuant Corp. Class A	4,598	140,331
AGCO Corp.	6,268	284,943
Alamo Group Inc.	427	17,507
Albany International Corp. Class A	1,553	52,864
American Railcar Industries Inc.	36	2,661
Astec Industries Inc.	1,300	47,411
Barnes Group Inc.	3,737	113,418
Briggs & Stratton Corp.	3,162	56,979
Caterpillar Inc.	32,743	3,242,539
CIRCOR International Inc.	118	7,945
CLARCOR Inc.	188	11,859
Columbus McKinnon Corp.	1,240	27,268
Crane Co.	2,061	130,276
Deere & Co.	18,929	1,551,989
Donaldson Co. Inc.	766	31,123
Douglas Dynamics Inc.	118	2,301
Dover Corp.	2,904	233,278
Dynamic Materials Corp.	903	17,202
Energy Recovery Inc.[a,b]	1,717	6,078
ESCO Technologies Inc.	1,756	61,074
Federal Signal Corp.	4,160	55,078
FreightCar America Inc.	784	26,107
Global Brass & Copper Holdings Inc.	425	6,235
Hurco Companies Inc.	425	16,005
IDEX Corp.	472	34,159
Ingersoll-Rand PLC	16,500	929,940
ITT Corp.	4,731	212,611
Joy Global Inc.	6,716	366,291
Kadant Inc.	540	21,087
Kennametal Inc.	5,312	219,439
L.B. Foster Co. Class A	631	28,988
Lincoln Electric Holdings Inc.	3,528	243,908
Lindsay Corp.[b]	126	9,418
Lydall Inc.[a]	150	4,052
Meritor Inc.[a]	3,087	33,494
Miller Industries Inc.	767	12,962

Security	Shares	Value

Mueller Industries Inc.	1,300	$37,102
Navistar International Corp.[a,b]	2,991	98,434
NN Inc.	87	2,325
Oshkosh Corp.	5,675	250,551
PACCAR Inc.	1,987	113,011
Parker-Hannifin Corp.	4,639	529,542
Pentair PLC	12,022	787,321
Snap-on Inc.	3,337	404,044
SPX Corp.	2,911	273,430
Standex International Corp.	239	17,719
Stanley Black & Decker Inc.	9,247	821,041
Terex Corp.	7,362	233,891
Timken Co. (The)	5,071	214,960
Titan International Inc.	2,898	34,254
TriMas Corp.[a]	334	8,126
Trinity Industries Inc.	2,419	113,016
Twin Disc Inc.	147	3,963
Valmont Industries Inc.	1,671	225,468
Watts Water Technologies Inc. Class A	1,760	102,520
Woodward Inc.	1,455	69,287
Xylem Inc.	3,377	119,850

		12,719,380
MARINE — 0.02%
Baltic Trading Ltd.[b]	3,191	13,211
International Shipholding Corp.	344	6,154
Matson Inc.	1,857	46,481
Navios Maritime Holdings Inc.	5,243	31,458
Safe Bulkers Inc.[b]	2,536	16,890
Scorpio Bulkers Inc.[a]	8,925	51,943
Ultrapetrol (Bahamas) Ltd.[a,b]	1,428	4,455

		170,592
MEDIA — 1.83%
A.H. Belo Corp. Class A	1,246	13,295
AMC Entertainment Holdings Inc. Class A	1,494	34,347
CBS Corp. Class B NVS	3,280	175,480
CBS Outdoor Americas Inc.	7,376	220,837
Central European Media Enterprises Ltd. Class Aa,b	5,097	11,468
Clear Channel Outdoor Holdings Inc. Class A	1,441	9,712
Comcast Corp. Class A	14,677	789,329
Cumulus Media Inc. Class Aa	2,844	11,461
Daily Journal Corp.[a,b]	83	14,982
Dex Media Inc.[a,b]	1,131	10,812
DISH Network Corp. Class Aa	3,785	244,435
DreamWorks Animation SKG Inc. Class Aa,b	4,935	134,577
E.W. Scripps Co. (The) Class Aa,b	1,965	32,049
Entercom Communications Corp. Class Aa	1,557	12,503
Entravision Communications Corp. Class A	210	832
Eros International PLC[a]	795	11,615
Gannett Co. Inc.	15,140	449,204
Global Sources Ltd.[a]	1,053	7,066
Harte-Hanks Inc.	2,863	18,237
Hemisphere Media Group Inc.[a,b]	878	9,359
John Wiley & Sons Inc. Class A	2,904	162,943
Journal Communications Inc. Class Aa	2,781	23,444
Lee Enterprises Inc.[a,b]	3,439	11,624
Liberty Media Corp. Class Aa	6,338	299,027
Liberty Media Corp. Class Ca	12,673	595,504
Live Nation Entertainment Inc.[a]	4,743	113,927

30

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. VALUE ETF

September 30, 2014

Security	Shares	Value

Madison Square Garden Inc. Class Aa	4,107	$271,555
Martha Stewart Living Omnimedia Inc. Class Aa	493	1,775
McClatchy Co. (The) Class Aa	3,969	13,336
MDC Partners Inc.	2,008	38,534
Media General Inc. Class Aa	3,603	47,235
Meredith Corp.	2,308	98,782
National CineMedia Inc.	3,331	48,333
New Media Investment Group Inc.	2,430	40,411
New York Times Co. (The) Class A	9,439	105,906
News Corp. Class A NVS[a]	33,152	542,035
ReachLocal Inc.[a,b]	344	1,242
Reading International Inc. Class Aa	1,100	9,240
Regal Entertainment Group Class A	4,282	85,126
Rentrak Corp.[a,b]	63	3,839
Saga Communications Inc. Class A	78	2,619
Salem Communications Corp. Class A	668	5,083
Scholastic Corp.	1,713	55,364
SFX Entertainment Inc.[a,b]	2,878	14,448
Sizmek Inc.[a,b]	1,778	13,762
Starz Series Aa	883	29,210
Thomson Reuters Corp.	23,719	863,609
Time Inc.[a]	7,468	174,975
Time Warner Inc.	58,717	4,416,106
Townsquare Media Inc.[a]	235	2,825
Twenty-First Century Fox Inc. Class A	33,424	1,146,109
Walt Disney Co. (The)	18,618	1,657,561

		13,107,089
METALS & MINING — 1.17%
A.M. Castle & Co.[a,b]	1,088	9,292
AK Steel Holding Corp.[a]	11,780	94,358
Alcoa Inc.	78,228	1,258,689
Allegheny Technologies Inc.	7,226	268,085
Allied Nevada Gold Corp.[a,b]	6,936	22,958
Ampco-Pittsburgh Corp.	518	10,360
Carpenter Technology Corp.	3,316	149,717
Century Aluminum Co.[a]	3,325	86,350
Cliffs Natural Resources Inc.[b]	10,304	106,956
Coeur Mining Inc.[a,b]	4,616	22,895
Commercial Metals Co.	7,890	134,682
Freeport-McMoRan Inc.	69,144	2,257,552
Gerber Scientific Inc. Escrow[a]	1,091	11
Handy & Harman Ltd.[a]	80	2,101
Haynes International Inc.	807	37,114
Hecla Mining Co.	22,730	56,370
Horsehead Holding Corp.[a,b]	2,924	48,334
Kaiser Aluminum Corp.	1,233	93,979
Materion Corp.	914	28,032
Molycorp Inc.[a,b]	13,838	16,467
Newmont Mining Corp.	33,130	763,647
Noranda Aluminium Holding Corp.	2,236	10,107
Nucor Corp.	21,250	1,153,450
Olympic Steel Inc.	584	12,013
Reliance Steel & Aluminum Co.	5,150	352,260
Royal Gold Inc.	4,293	278,787
RTI International Metals Inc.[a]	1,858	45,818
Ryerson Holding Corp.[a]	596	7,629
Schnitzer Steel Industries Inc. Class A	1,642	39,490
Steel Dynamics Inc.	15,994	361,624
Stillwater Mining Co.[a,b]	510	7,665
SunCoke Energy Inc.[a]	1,425	31,991

Security	Shares	Value

Tahoe Resources Inc.[a]	4,619	$93,766
TimkenSteel Corp.	2,526	117,434
United States Steel Corp.	9,658	378,304
Universal Stainless & Alloy Products Inc.[a]	453	11,941
Walter Energy Inc.[b]	2,727	6,381

		8,376,609
MULTI-UTILITIES — 2.05%
Alliant Energy Corp.	7,399	409,979
Ameren Corp.	16,189	620,524
Avista Corp.	4,055	123,799
Black Hills Corp.	3,000	143,640
CenterPoint Energy Inc.	28,605	699,964
CMS Energy Corp.	17,843	529,223
Consolidated Edison Inc.	19,550	1,107,703
Dominion Resources Inc.	36,354	2,511,698
DTE Energy Co.	11,743	893,408
Integrys Energy Group Inc.	5,333	345,685
MDU Resources Group Inc.	12,585	349,989
NiSource Inc.	20,849	854,392
NorthWestern Corp.	2,511	113,899
PG&E Corp.	31,016	1,396,961
Public Service Enterprise Group Inc.	33,763	1,257,334
SCANA Corp.	9,504	471,493
Sempra Energy	16,293	1,716,956
TECO Energy Inc.	15,512	269,599
Vectren Corp.	5,497	219,330
Wisconsin Energy Corp.	15,052	647,236

		14,682,812
MULTILINE RETAIL — 0.60%
Big Lots Inc.	2,668	114,857
Bon-Ton Stores Inc. (The)[b]	1,002	8,377
Burlington Stores Inc.[a,b]	181	7,215
Dillard’s Inc. Class A	577	62,881
Dollar General Corp.[a]	4,937	301,700
Family Dollar Stores Inc.	353	27,266
Fred’s Inc. Class A	2,396	33,544
J.C. Penney Co. Inc.[a,b]	20,289	203,701
Kohl’s Corp.	13,158	803,033
Macy’s Inc.	5,504	320,223
Sears Holdings Corp.[a,b]	398	10,041
Target Corp.	37,923	2,377,014
Tuesday Morning Corp.[a,b]	546	10,595

		4,280,447
OIL, GAS & CONSUMABLE FUELS — 11.22%
Adams Resources & Energy Inc.	127	5,625
Alon USA Energy Inc.	938	13,470
Alpha Natural Resources Inc.[a,b]	15,439	38,289
American Eagle Energy Corp.[a]	1,942	7,904
Amyris Inc.[a,b]	2,418	9,164
Anadarko Petroleum Corp.	31,165	3,161,378
Apache Corp.	25,675	2,410,112
Apco Oil and Gas International Inc.[a]	525	6,767
Approach Resources Inc.[a,b]	1,494	21,663
Arch Coal Inc.[b]	13,744	29,137
Ardmore Shipping Corp.	1,170	12,753
Bill Barrett Corp.[a,b]	3,296	72,644

31

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. VALUE ETF

September 30, 2014

Security	Shares	Value

BPZ Resources Inc.[a,b]	4,387	$8,379
Callon Petroleum Co.[a]	3,679	32,412
Chesapeake Energy Corp.	26,987	620,431
Chevron Corp.	126,641	15,110,804
Cimarex Energy Co.	5,100	645,303
Clean Energy Fuels Corp.[a,b]	2,053	16,013
Cloud Peak Energy Inc.[a]	3,956	49,925
Cobalt International Energy Inc.[a]	2,120	28,832
Comstock Resources Inc.	3,132	58,318
ConocoPhillips	81,722	6,253,367
CONSOL Energy Inc.	15,301	579,296
Contango Oil & Gas Co.[a]	1,143	37,993
CVR Energy Inc.	596	26,659
Delek US Holdings Inc.	1,878	62,199
Denbury Resources Inc.	23,105	347,268
Devon Energy Corp.	27,153	1,851,292
DHT Holdings Inc.	6,155	37,915
Dorian LPG Ltd.[a,b]	461	8,215
Eclipse Resources Corp.[a]	1,097	18,232
Emerald Oil Inc.[a,b]	3,785	23,278
Energen Corp.	4,848	350,220
Energy XXI (Bermuda) Ltd.	6,236	70,779
EP Energy Corp. Class Aa,b	2,182	38,141
EQT Corp.	955	87,421
EXCO Resources Inc.[b]	5,157	17,224
Exxon Mobil Corp.	285,757	26,875,446
Forest Oil Corp.[a]	7,407	8,666
Frontline Ltd.[a,b]	3,324	4,188
GasLog Ltd.[b]	2,190	48,202
Gastar Exploration Inc.[a]	239	1,403
Golar LNG Ltd.	3,376	224,166
Green Plains Inc.	377	14,096
Gulfport Energy Corp.[a]	1,137	60,716
Halcon Resources Corp.[a,b]	17,448	69,094
Hallador Energy Co.	438	5,186
Harvest Natural Resources Inc.[a]	2,702	9,916
Hess Corp.	18,456	1,740,770
HollyFrontier Corp.	10,826	472,880
Kinder Morgan Inc.	31,716	1,215,991
Knightsbridge Tankers Ltd.[b]	2,441	21,603
Laredo Petroleum Inc.[a,b]	734	16,449
Marathon Oil Corp.	44,881	1,687,077
Marathon Petroleum Corp.	4,280	362,388
Matador Resources Co.[a]	2,123	54,880
Memorial Resource Development Corp.[a]	1,526	41,370
Midstates Petroleum Co. Inc.[a,b]	2,212	11,171
Miller Energy Resources Inc.[a,b]	2,000	8,800
Murphy Oil Corp.	11,977	681,611
Navios Maritime Acquisition Corp.	5,344	14,482
Newfield Exploration Co.[a]	9,102	337,411
Noble Energy Inc.	6,912	472,504
Nordic American Tankers Ltd.[b]	5,743	45,657
Northern Oil and Gas Inc.[a]	4,270	60,719
Occidental Petroleum Corp.	52,294	5,028,068
ONEOK Inc.	6,509	426,665
Pacific Ethanol Inc.[a,b]	1,607	22,434
PBF Energy Inc.	3,151	75,624
PDC Energy Inc.[a]	2,215	111,392
Peabody Energy Corp.	18,338	227,024
Penn Virginia Corp.[a,b]	4,621	58,733
PetroCorp Inc. Escrow[a]	190	—
PetroQuest Energy Inc.[a]	244	1,371

Security	Shares	Value

Phillips 66	22,178	$1,803,293
QEP Resources Inc.	10,486	322,759
Quicksilver Resources Inc.[a,b]	7,806	4,705
Renewable Energy Group Inc.[a,b]	2,262	22,959
Resolute Energy Corp.[a,b]	5,492	34,435
REX American Resources Corp.[a,b]	87	6,341
Rosetta Resources Inc.[a,b]	3,563	158,767
RSP Permian Inc.[a,b]	1,270	32,461
Sanchez Energy Corp.[a,b]	1,476	38,760
SandRidge Energy Inc.[a,b]	33,013	141,626
Scorpio Tankers Inc.	11,474	95,349
Ship Finance International Ltd.[b]	3,895	65,903
Spectra Energy Corp.	44,533	1,748,366
Stone Energy Corp.[a]	3,762	117,976
Swift Energy Co.[a,b]	2,854	27,398
Teekay Corp.	1,644	109,096
Teekay Tankers Ltd. Class Ab	4,085	15,237
Tesoro Corp.	4,923	300,205
TransAtlantic Petroleum Ltd.[a]	881	7,920
Triangle Petroleum Corp.[a,b]	2,209	24,321
Ultra Petroleum Corp.[a,b]	7,162	166,588
VAALCO Energy Inc.[a]	3,377	28,705
Valero Energy Corp.	27,095	1,253,686
W&T Offshore Inc.	1,437	15,807
Warren Resources Inc.[a,b]	5,499	29,145
Westmoreland Coal Co.[a]	985	36,849
Whiting Petroleum Corp.[a]	7,125	552,544
World Fuel Services Corp.	3,742	149,381
WPX Energy Inc.[a]	13,388	322,115

		80,319,672
PAPER & FOREST PRODUCTS — 0.23%
Domtar Corp.	4,165	146,317
International Paper Co.	24,417	1,165,668
Louisiana-Pacific Corp.[a]	9,376	127,420
Neenah Paper Inc.	538	28,772
P.H. Glatfelter Co.	1,776	38,983
Resolute Forest Products Inc.[a]	4,135	64,671
Schweitzer-Mauduit International Inc.	1,717	70,929
Veritiv Corp.[a]	466	23,328
Wausau Paper Corp.	128	1,015

		1,667,103
PERSONAL PRODUCTS — 0.05%
Avon Products Inc.	17,129	215,825
Coty Inc. Class A	719	11,900
Elizabeth Arden Inc.[a]	1,714	28,692
Female Health Co. (The)	431	1,504
Inter Parfums Inc.	1,010	27,775
Nature’s Sunshine Products Inc.	741	10,989
Nutraceutical International Corp.[a]	628	13,132
Revlon Inc. Class Aa	670	21,232
Synutra International Inc.[a]	154	698

		331,747
PHARMACEUTICALS — 6.88%
Bristol-Myers Squibb Co.	70,930	3,630,197
Catalent Inc.[a]	325	8,135
Eli Lilly and Co.	65,488	4,246,897

32

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. VALUE ETF

September 30, 2014

Security	Shares	Value

Hospira Inc.[a]	11,059	$575,400
Impax Laboratories Inc.[a]	3,765	89,268
Intersect ENT Inc.[a]	161	2,495
Johnson & Johnson	158,667	16,912,316
Mallinckrodt PLC[a]	2,086	188,053
Medicines Co. (The)[a]	373	8,325
Merck & Co. Inc.	167,141	9,908,118
Nektar Therapeutics[a]	3,641	43,947
Omeros Corp.[a,b]	146	1,857
Perrigo Co. PLC	6,911	1,037,963
Pfizer Inc.	424,295	12,546,403
Revance Therapeutics Inc.[a,b]	305	5,896
Sagent Pharmaceuticals Inc.[a,b]	403	12,533
SciClone Pharmaceuticals Inc.[a]	977	6,732
Theravance Biopharma Inc.[a,b]	89	2,051
Theravance Inc.[b]	329	5,623
XenoPort Inc.[a,b]	2,558	13,762
ZS Pharma Inc.[a]	56	2,197

		49,248,168
PROFESSIONAL SERVICES — 0.29%
Acacia Research Corp.	3,306	51,177
CBIZ Inc.[a,b]	2,544	20,021
CDI Corp.	1,119	16,248
CRA International Inc.[a]	758	19,276
Dun & Bradstreet Corp. (The)	1,578	185,368
Equifax Inc.	3,774	282,069
Franklin Covey Co.[a]	245	4,799
FTI Consulting Inc.[a]	2,718	95,021
GP Strategies Corp.[a]	400	11,488
Heidrick & Struggles International Inc.	1,205	24,751
Hill International Inc.[a]	331	1,324
Huron Consulting Group Inc.[a]	1,332	81,212
ICF International Inc.[a]	1,303	40,119
Kelly Services Inc. Class A	1,737	27,219
Korn/Ferry International[a]	1,621	40,363
Manpowergroup Inc.	5,304	371,810
Navigant Consulting Inc.[a]	3,325	46,251
Nielsen NV	4,754	210,745
Paylocity Holding Corp.[a,b]	456	8,960
Pendrell Corp.[a,b]	10,114	13,553
Resources Connection Inc.	2,835	39,520
RPX Corp.[a,b]	3,120	42,838
Towers Watson & Co. Class A	4,328	430,636
TriNet Group Inc.[a]	698	17,973
VSE Corp.	251	12,304

		2,095,045
REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.12%
Acadia Realty Trust	3,814	105,190
AG Mortgage Investment Trust Inc.	1,792	31,898
Agree Realty Corp.	1,063	29,105
Alexander’s Inc.	8	2,991
Alexandria Real Estate Equities Inc.	4,791	353,336
Altisource Residential Corp.	3,782	90,768
American Assets Trust Inc.	1,647	54,302
American Campus Communities Inc.	7,011	255,551
American Capital Agency Corp.	23,543	500,289
American Capital Mortgage Investment Corp.	3,529	66,416
American Homes 4 Rent Class Ab	9,963	168,275

Security	Shares	Value

American Realty Capital Healthcare Trust Inc.	11,243	$117,827
American Realty Capital Properties Inc.	60,543	730,149
American Residential Properties Inc.[a,b]	2,114	38,771
AmREIT Inc.	1,225	28,138
Annaly Capital Management Inc.	63,181	674,773
Anworth Mortgage Asset Corp.	8,443	40,442
Apartment Investment and Management Co. Class A	4,119	131,067
Apollo Commercial Real Estate Finance Inc.	3,172	49,832
Apollo Residential Mortgage Inc.	2,003	30,906
Ares Commercial Real Estate Corp.	2,256	26,373
Armada Hoffler Properties Inc.	1,285	11,668
ARMOUR Residential REIT Inc.	23,288	89,659
Ashford Hospitality Prime Inc.	720	10,966
Ashford Hospitality Trust Inc.	5,021	51,315
Associated Estates Realty Corp.	3,934	68,884
AvalonBay Communities Inc.	8,654	1,219,954
Aviv REIT Inc.	1,032	27,193
BioMed Realty Trust Inc.	12,883	260,237
Boston Properties Inc.	8,992	1,040,914
Brandywine Realty Trust	11,922	167,743
Brixmor Property Group Inc.[b]	3,184	70,876
Camden Property Trust	5,699	390,552
Campus Crest Communities Inc.[b]	4,180	26,752
Capstead Mortgage Corp.	6,334	77,528
CareTrust REIT Inc.[a]	79	1,130
CatchMark Timber Trust Inc. Class A	1,487	16,298
CBL & Associates Properties Inc.	11,091	198,529
Cedar Realty Trust Inc.	5,696	33,606
Chambers Street Properties	15,199	114,448
Chatham Lodging Trust	2,262	52,207
Chesapeake Lodging Trust	3,651	106,427
Chimera Investment Corp.	68,639	208,663
Colony Financial Inc.[b]	7,127	159,502
Columbia Property Trust Inc.	7,064	168,618
Corporate Office Properties Trust	5,928	152,468
Corrections Corp. of America	7,743	266,049
Cousins Properties Inc.	14,661	175,199
CubeSmart	9,642	173,363
CyrusOne Inc.	2,167	52,095
CYS Investments Inc.	10,385	85,572
DCT Industrial Trust Inc.	22,459	168,667
DDR Corp.[b]	19,834	331,823
DiamondRock Hospitality Co.	13,066	165,677
Digital Realty Trust Inc.[b]	9,023	562,855
Douglas Emmett Inc.	9,538	244,840
Duke Realty Corp.	22,043	378,699
DuPont Fabros Technology Inc.[b]	2,875	77,740
Dynex Capital Inc.	3,535	28,563
EastGroup Properties Inc.	250	15,147
Education Realty Trust Inc.	7,194	73,954
EPR Properties	3,803	192,736
Equity Commonwealth	8,565	220,206
Equity Lifestyle Properties, Inc.	1,542	65,319
Equity One Inc.	4,037	87,320
Equity Residential	24,103	1,484,263
Essex Property Trust Inc.[b]	4,182	747,532
Excel Trust Inc.	4,255	50,081
Federal Realty Investment Trust	1,509	178,756
FelCor Lodging Trust Inc.	8,278	77,482
First Industrial Realty Trust Inc.	7,363	124,508
First Potomac Realty Trust	3,968	46,624
Franklin Street Properties Corp.	5,610	62,944

33

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. VALUE ETF

September 30, 2014

Security	Shares	Value

Gaming and Leisure Properties Inc.[b]	4,694	$145,045
General Growth Properties Inc.	37,801	890,214
GEO Group Inc. (The)	4,830	184,603
Getty Realty Corp.	1,658	28,186
Gladstone Commercial Corp.	1,297	22,036
Glimcher Realty Trust	1,126	15,246
Government Properties Income Trust	4,541	99,493
Gramercy Property Trust Inc.[b]	8,451	48,678
Hannon Armstrong Sustainable Infrastructure Capital Inc.	1,415	19,555
Hatteras Financial Corp.	6,601	118,554
HCP Inc.	30,502	1,211,234
Health Care REIT Inc.	10,177	634,739
Healthcare Realty Trust Inc.	6,386	151,220
Healthcare Trust of America Inc. Class A	13,886	161,078
Hersha Hospitality Trust[b]	13,530	86,186
Highwoods Properties Inc.	6,008	233,711
Home Properties Inc.	3,833	223,234
Hospitality Properties Trust	10,074	270,487
Host Hotels & Resorts Inc.	50,206	1,070,894
Hudson Pacific Properties Inc.	3,799	93,683
Inland Real Estate Corp.	5,765	57,131
Invesco Mortgage Capital Inc.	8,434	132,582
Investors Real Estate Trust[b]	7,551	58,143
iStar Financial Inc.[a,b]	5,948	80,298
Kilroy Realty Corp.	5,456	324,305
Kimco Realty Corp.	27,274	597,573
Kite Realty Group Trust	2,198	53,280
LaSalle Hotel Properties	6,995	239,509
Lexington Realty Trust	13,669	133,820
Liberty Property Trust	9,834	327,079
LTC Properties Inc.	2,309	85,179
Macerich Co. (The)	9,340	596,172
Mack-Cali Realty Corp.[b]	5,958	113,857
Medical Properties Trust Inc.	11,734	143,859
MFA Financial Inc.[b]	24,119	187,646
Mid-America Apartment Communities Inc.[b]	5,015	329,235
Monmouth Real Estate Investment Corp. Class Ab	3,890	39,367
National Retail Properties Inc.	8,211	283,854
New Residential Investment Corp.	19,204	111,959
New York Mortgage Trust Inc.[b]	6,452	46,648
New York REIT Inc.[b]	10,805	111,075
NorthStar Realty Finance Corp.	11,325	200,113
Omega Healthcare Investors Inc.[b]	5,633	192,592
One Liberty Properties Inc.	738	14,930
Owens Realty Mortgage Inc.[b]	686	9,776
Parkway Properties Inc.	5,236	98,332
Pebblebrook Hotel Trust[b]	4,507	168,291
Pennsylvania Real Estate Investment Trust	4,507	89,870
PennyMac Mortgage Investment Trust[c]	2,669	57,197
Physicians Realty Trust	3,152	43,245
Piedmont Office Realty Trust Inc. Class Ab	10,094	178,058
Plum Creek Timber Co. Inc.	6,116	238,585
Post Properties Inc.	3,641	186,929
Prologis Inc.	33,344	1,257,069
PS Business Parks Inc.	641	48,806
Public Storage	740	122,722
RAIT Financial Trust[b]	5,475	40,679
Ramco-Gershenson Properties Trust	5,146	83,622
Rayonier Inc.	7,417	230,965
Realty Income Corp.[b]	14,755	601,856
Redwood Trust Inc.	5,490	91,024
Regency Centers Corp.	6,154	331,270

Security	Shares	Value

Resource Capital Corp.	8,836	$43,031
Retail Opportunity Investments Corp.	5,973	87,803
Retail Properties of America Inc. Class A	15,747	230,379
Rexford Industrial Realty Inc.	3,059	42,337
RLJ Lodging Trust	8,574	244,102
Rouse Properties Inc.[b]	2,530	40,910
Ryman Hospitality Properties Inc.[b]	1,404	66,409
Sabra Healthcare REIT Inc.	193	4,694
Saul Centers Inc.	88	4,113
Select Income REIT	2,435	58,562
Senior Housing Properties Trust	13,567	283,822
Silver Bay Realty Trust Corp.	1,144	18,544
Simon Property Group Inc.	5,243	862,054
SL Green Realty Corp.	6,119	619,977
Sovran Self Storage Inc.	313	23,275
Spirit Realty Capital Inc.	26,555	291,308
STAG Industrial Inc.	3,434	71,118
Starwood Property Trust Inc.	14,569	319,935
Starwood Waypoint Residential Trust	2,650	68,926
Strategic Hotels & Resorts Inc.[a,b]	3,818	44,480
Summit Hotel Properties Inc.	6,092	65,672
Sunstone Hotel Investors Inc.	13,647	188,602
Tanger Factory Outlet Centers Inc.	2,266	74,144
Taubman Centers Inc.	285	20,805
Terreno Realty Corp.	2,374	44,702
Trade Street Residential Inc.[b]	1,283	9,161
Two Harbors Investment Corp.	24,404	235,987
UDR Inc.	16,785	457,391
UMH Properties Inc.	1,531	14,544
Urstadt Biddle Properties Inc. Class A	208	4,222
Ventas Inc.[b]	10,320	639,324
Vornado Realty Trust	9,691	968,712
Washington Prime Group Inc.	10,337	180,691
Washington Real Estate Investment Trust	4,422	112,230
Weingarten Realty Investors	8,138	256,347
Western Asset Mortgage Capital Corp.[b]	2,679	39,596
Weyerhaeuser Co.	31,313	997,632
Whitestone REIT Class B	1,714	23,893
WP Carey Inc.	6,619	422,094

		36,618,656
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.18%
Alexander & Baldwin Inc.	3,232	116,255
Altisource Asset Management Corp.[a]	15	10,125
AV Homes Inc.[a]	894	13,097
Consolidated-Tomoka Land Co.	210	10,305
Forest City Enterprises Inc. Class Aa,b	11,038	215,903
Forestar Group Inc.[a]	2,296	40,685
Howard Hughes Corp. (The)[a]	1,391	208,650
Jones Lang LaSalle Inc.	2,183	275,800
Kennedy-Wilson Holdings Inc.	4,487	107,509
RE/MAX Holdings Inc. Class A	843	25,062
Realogy Holdings Corp.[a]	5,512	205,046
St. Joe Co. (The)[a,b]	291	5,800
Tejon Ranch Co.[a,b]	817	22,909

		1,257,146
ROAD & RAIL — 0.71%
AMERCO	221	57,878
ArcBest Corp.	135	5,036

34

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. VALUE ETF

September 30, 2014

Security	Shares	Value

Celadon Group Inc.	1,236	$24,040
Con-way Inc.	3,803	180,643
CSX Corp.	66,858	2,143,467
Genesee & Wyoming Inc. Class Aa	1,869	178,134
Kansas City Southern Industries Inc.	1,671	202,525
Marten Transport Ltd.	922	16,421
Norfolk Southern Corp.	16,201	1,808,032
P.A.M. Transportation Services Inc.[a]	181	6,561
Patriot Transportation Holding Inc.[a]	413	14,009
Quality Distribution Inc.[a]	1,516	19,374
Roadrunner Transportation Systems Inc.[a,b]	1,169	26,642
Ryder System Inc.	3,497	314,625
Universal Truckload Services Inc.	172	4,171
USA Truck Inc.[a]	527	9,238
Werner Enterprises Inc.	2,184	55,037
YRC Worldwide Inc.[a]	1,851	37,612

		5,103,445
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.56%
Advanced Energy Industries Inc.[a]	146	2,743
Alpha & Omega Semiconductor Ltd.[a]	1,215	11,421
Altera Corp.	13,087	468,253
Amkor Technology Inc.[a]	2,735	23,001
Analog Devices Inc.	11,409	564,631
Applied Materials Inc.	26,969	582,800
Axcelis Technologies Inc.[a]	6,851	13,634
Broadcom Corp. Class A	35,676	1,442,024
Brooks Automation Inc.	4,284	45,025
Cabot Microelectronics Corp.[a]	246	10,197
Cascade Microtech Inc.[a]	759	7,689
CEVA Inc.[a,b]	1,464	19,676
Cirrus Logic Inc.[a]	2,933	61,153
Cohu Inc.	1,551	18,565
Cree Inc.[a,b]	3,662	149,959
Diodes Inc.[a]	873	20,882
DSP Group Inc.[a]	1,315	11,664
Entegris Inc.[a]	4,155	47,783
Entropic Communications Inc.[a]	5,717	15,207
Exar Corp.[a,b]	2,216	19,833
Fairchild Semiconductor International Inc.[a]	8,116	126,042
First Solar Inc.[a,b]	4,877	320,955
FormFactor Inc.[a]	3,317	23,783
Freescale Semiconductor Ltd.[a]	548	10,702
Integrated Device Technology Inc.[a]	2,377	37,913
Integrated Silicon Solution Inc.	1,767	24,279
Intel Corp.	302,931	10,548,057
International Rectifier Corp.[a]	4,748	186,312
Intersil Corp. Class A	8,453	120,117
IXYS Corp.	1,618	16,989
KLA-Tencor Corp.	976	76,889
Kopin Corp.[a]	4,372	14,865
Lam Research Corp.	7,939	593,043
Marvell Technology Group Ltd.	26,702	359,943
Maxim Integrated Products Inc.	1,532	46,328
Micron Technology Inc.[a]	8,788	301,077
Microsemi Corp.[a]	2,015	51,201
MKS Instruments Inc.	3,616	120,702
Nanometrics Inc.[a]	443	6,689
NVE Corp.[a]	188	12,134
NVIDIA Corp.	31,129	574,330
OmniVision Technologies Inc.[a]	3,834	101,448

Security	Shares	Value

ON Semiconductor Corp.[a]	14,273	$127,601
Peregrine Semiconductor Corp.[a]	1,769	21,883
Pericom Semiconductor Corp.[a]	1,430	13,928
Photronics Inc.[a]	3,827	30,807
PMC-Sierra Inc.[a]	7,800	58,188
QuickLogic Corp.[a,b]	217	649
Rubicon Technology Inc.[a]	1,106	4,701
Rudolph Technologies Inc.[a]	2,063	18,670
Silicon Image Inc.[a]	2,429	12,242
Silicon Laboratories Inc.[a]	892	36,251
SunEdison Inc.[a]	12,123	228,882
SunPower Corp.[a]	2,761	93,543
Teradyne Inc.	12,137	235,336
Tessera Technologies Inc.	1,474	39,179
Ultra Clean Holdings Inc.[a]	1,529	13,685
Ultratech Inc.[a]	1,507	34,284
Veeco Instruments Inc.[a,b]	2,654	92,757
Vitesse Semiconductor Corp.[a]	179	644
Xcerra Corp.[a]	1,937	18,963

		18,292,131
SOFTWARE — 1.88%
A10 Networks Inc.[a]	78	711
Activision Blizzard Inc.	11,238	233,638
Actuate Corp.[a]	2,953	11,517
ANSYS Inc.[a]	4,746	359,130
Autodesk Inc.[a]	3,266	179,957
Bottomline Technologies Inc.[a]	409	11,284
CA Inc.	21,347	596,435
Cinedigm Corp.[a]	3,753	5,817
Citrix Systems Inc.[a]	1,025	73,124
Compuware Corp.	14,225	150,927
Covisint Corp.[a,b]	469	1,946
Ebix Inc.[b]	2,001	28,374
Electronic Arts Inc.[a]	4,964	176,768
EPIQ Systems Inc.	1,884	33,083
ePlus Inc.[a]	405	22,700
FireEye Inc.[a,b]	1,071	32,730
Globant SAa	128	1,801
Glu Mobile Inc.[a,b]	464	2,399
Infoblox Inc.[a,b]	763	11,254
Informatica Corp.[a]	724	24,790
Mentor Graphics Corp.	6,373	130,615
Microsoft Corp.	194,098	8,998,383
MobileIron Inc.[a]	235	2,618
Model N Inc.[a]	375	3,698
Nuance Communications Inc.[a,b]	17,470	269,300
Paycom Software Inc.[a]	663	10,979
Progress Software Corp.[a]	3,404	81,390
QAD Inc. Class A	70	1,303
Rosetta Stone Inc.[a,b]	1,354	10,900
Rovi Corp.[a]	6,465	127,651
Rubicon Project Inc. (The)[a,b]	40	469
Sapiens International Corp.[a]	1,939	14,349
SeaChange International Inc.[a]	2,389	16,627
Silver Spring Networks Inc.[a]	138	1,332
Symantec Corp.	46,129	1,084,493
Synopsys Inc.[a]	10,311	409,295
Take-Two Interactive Software Inc.[a]	5,134	118,441
TeleCommunication Systems Inc.[a]	3,181	8,875
TeleNav Inc.[a,b]	2,356	15,785

35

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. VALUE ETF

September 30, 2014

Security	Shares	Value

TiVo Inc.[a,b]	4,674	$59,804
TubeMogul Inc.[a]	148	1,702
Varonis Systems Inc.[a,b]	27	570
Verint Systems Inc.[a]	201	11,178
Vringo Inc.[a,b]	654	618
Zendesk Inc.[a]	72	1,554
Zynga Inc. Class Aa	48,033	129,689

		13,470,003
SPECIALTY RETAIL — 0.88%
Aaron’s Inc.	3,528	85,801
Abercrombie & Fitch Co. Class A	4,160	151,174
Aeropostale Inc.[a]	5,082	16,720
America’s Car-Mart Inc.[a]	426	16,865
American Eagle Outfitters Inc.	12,933	187,787
Ascena Retail Group Inc.[a]	8,655	115,111
Barnes & Noble Inc.[a,b]	2,889	57,029
bebe stores inc.	2,058	4,775
Bed Bath & Beyond Inc.[a]	7,842	516,239
Best Buy Co. Inc.	13,459	452,088
Big 5 Sporting Goods Corp.	1,189	11,141
Brown Shoe Co. Inc.	1,493	40,505
Build-A-Bear Workshop Inc.[a]	230	3,008
Cabela’s Inc.[a,b]	2,946	173,519
CarMax Inc.[a]	4,557	211,673
Cato Corp. (The) Class A	1,448	49,898
Chico’s FAS Inc.	5,696	84,130
Children’s Place Inc. (The)	1,457	69,441
Citi Trends Inc.[a]	982	21,702
CST Brands Inc.	745	26,783
Destination Maternity Corp.	764	11,796
Destination XL Group Inc.[a]	2,735	12,909
Dick’s Sporting Goods Inc.	5,312	233,091
DSW Inc. Class A	4,987	150,159
Express Inc.[a]	5,259	82,093
Finish Line Inc. (The) Class A	2,386	59,722
Foot Locker Inc.	8,325	463,286
GameStop Corp. Class A	7,251	298,741
Genesco Inc.[a,b]	1,450	108,387
Group 1 Automotive Inc.	1,319	95,904
Guess? Inc.	4,262	93,636
Haverty Furniture Companies Inc.	1,152	25,102
hhgregg Inc.[a,b]	876	5,528
Kirkland’s Inc.[a,b]	256	4,124
L Brands Inc.	10,424	698,200
MarineMax Inc.[a]	1,753	29,538
Men’s Wearhouse Inc. (The)	654	30,882
Michaels Companies Inc. (The)[a]	669	11,694
Murphy USA Inc.[a]	1,667	88,451
New York & Co. Inc.[a]	665	2,015
Office Depot Inc.[a]	35,577	182,866
Pacific Sunwear of California Inc.[a]	570	1,026
Penske Automotive Group Inc.	1,576	63,970
Pep Boys - Manny, Moe & Jack (The)[a]	3,412	30,401
Rent-A-Center Inc.[b]	3,556	107,925
Sally Beauty Holdings Inc.[a]	2,772	75,870
Sears Hometown and Outlet Stores Inc.[a,b]	751	11,640
Shoe Carnival Inc.	1,196	21,301
Signet Jewelers Ltd.	1,679	191,255
Sonic Automotive Inc. Class A	2,638	64,657
Sportsman’s Warehouse Holdings Inc.[a,b]	412	2,775

Security	Shares	Value

Stage Stores Inc.	2,313	$39,575
Staples Inc.	43,147	522,079
Stein Mart Inc.	1,805	20,848
Systemax Inc.[a]	660	8,230
Tilly’s Inc. Class Aa	1,239	9,317
Urban Outfitters Inc.[a]	1,970	72,299
Vitamin Shoppe Inc.[a]	1,006	44,656
West Marine Inc.[a]	961	8,649
Zumiez Inc.[a]	354	9,947

		6,289,933
TEXTILES, APPAREL & LUXURY GOODS — 0.07%
Columbia Sportswear Co.	604	21,611
Crocs Inc.[a]	5,056	63,604
Culp Inc.	632	11,471
Iconix Brand Group Inc.[a,b]	1,993	73,621
Movado Group Inc.	669	22,117
Perry Ellis International Inc.[a]	773	15,731
PVH Corp.	705	85,411
Quiksilver Inc.[a]	2,394	4,118
Ralph Lauren Corp.	976	160,776
Sequential Brands Group Inc.[a,b]	237	2,962
SKECHERS U.S.A. Inc. Class Aa	676	36,038
Unifi Inc.[a,b]	894	23,155

		520,615
THRIFTS & MORTGAGE FINANCE — 0.40%
Astoria Financial Corp.	5,674	70,301
Banc of California Inc.	2,189	25,458
Bank Mutual Corp.	3,067	19,659
BankFinancial Corp.	1,324	13,743
BBX Capital Corp.[a]	413	7,199
Beneficial Mutual Bancorp Inc.[a]	1,972	25,202
Berkshire Hills Bancorp Inc.	1,734	40,732
Brookline Bancorp Inc.	4,709	40,262
Capitol Federal Financial Inc.	9,553	112,916
Charter Financial Corp.	1,526	16,328
Clifton Bancorp Inc.	1,727	21,743
Dime Community Bancshares Inc.	2,003	28,843
ESB Financial Corp.	746	8,713
EverBank Financial Corp.	6,053	106,896
Federal Agricultural Mortgage Corp. Class C NVS	638	20,505
First Defiance Financial Corp.	640	17,286
First Financial Northwest Inc.	1,069	10,914
Flagstar Bancorp Inc.[a]	1,324	22,283
Fox Chase Bancorp Inc.	762	12,428
Franklin Financial Corp.[a]	419	7,798
Home Loan Servicing Solutions Ltd.	4,824	102,221
HomeStreet Inc.	889	15,193
Hudson City Bancorp Inc.	35,288	342,999
Kearny Financial Corp.[a,b]	1,115	14,863
Ladder Capital Corp. Class Aa	1,017	19,221
Meta Financial Group Inc.	356	12,553
MGIC Investment Corp.[a]	13,127	102,522
Nationstar Mortgage Holdings Inc.[a,b]	107	3,664
New York Community Bancorp Inc.	29,547	468,911
NMI Holdings Inc. Class Aa,b	3,321	28,727
Northfield Bancorp Inc	3,745	51,007
Northwest Bancshares Inc.	6,377	77,162
OceanFirst Financial Corp.	963	15,321

36

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. VALUE ETF

September 30, 2014

Security	Shares	Value

Oritani Financial Corp.	3,042	$42,862
PennyMac Financial Services Inc. Class Aa,c	726	10,636
People’s United Financial Inc.	20,708	299,645
Provident Financial Services Inc.	3,873	63,401
Radian Group Inc.[b]	10,144	144,653
Stonegate Mortgage Corp.[a,b]	516	6,703
Territorial Bancorp Inc.	664	13,473
TFS Financial Corp.	5,167	73,991
Tree.com Inc.[a]	242	8,685
TrustCo Bank Corp. NY	6,052	38,975
United Community Financial Corp.	2,618	12,252
United Financial Bancorp Inc.	2,910	36,928
Walker & Dunlop Inc.[a]	1,100	14,619
Washington Federal Inc.	6,917	140,830
Waterstone Financial Inc.	2,241	25,884
WSFS Financial Corp.	650	46,547

		2,863,657
TOBACCO — 0.61%
Alliance One International Inc.[a]	5,628	11,087
Altria Group Inc.	7,146	328,287
Philip Morris International Inc.	43,241	3,606,300
Reynolds American Inc.	4,976	293,584
Universal Corp.	1,545	68,583
Vector Group Ltd.	1,879	41,676

		4,349,517
TRADING COMPANIES & DISTRIBUTORS — 0.19%
Aceto Corp.	1,791	34,602
Air Lease Corp.	6,355	206,537
Aircastle Ltd.[b]	3,275	53,579
Applied Industrial Technologies Inc.	1,764	80,527
Beacon Roofing Supply Inc.[a]	2,556	65,127
CAI International Inc.[a,b]	1,211	23,433
GATX Corp.	3,014	175,927
Houston Wire & Cable Co.	1,447	17,335
Kaman Corp.	874	34,348
MRC Global Inc.[a]	3,707	86,447
NOW Inc.[a,b]	6,556	199,368
Rush Enterprises Inc. Class Aa,b	370	12,377
TAL International Group Inc.	1,470	60,638
Textainer Group Holdings Ltd.	1,203	37,437
Titan Machinery Inc.[a,b]	1,134	14,731
WESCO International Inc.[a,b]	2,954	231,180

		1,333,593
TRANSPORTATION INFRASTRUCTURE — 0.01%
Wesco Aircraft Holdings Inc.[a,b]	2,902	50,495

		50,495
WATER UTILITIES — 0.15%
American States Water Co.	2,406	73,191
American Water Works Co. Inc.	11,910	574,419
Aqua America Inc.	11,791	277,442
Artesian Resources Corp. Class A	537	10,815
California Water Service Group	3,189	71,561
Connecticut Water Service Inc.	737	23,952
Middlesex Water Co.	1,003	19,659

Security	Shares	Value

SJW Corp.	865	$23,243
York Water Co. (The)	210	4,200

		1,078,482
WIRELESS TELECOMMUNICATION SERVICES — 0.14%
Boingo Wireless Inc.[a]	1,230	8,770
Leap Wireless International Inc.	2,472	6,229
NTELOS Holdings Corp.	797	8,480
Shenandoah Telecommunications Co.	146	3,622
Sprint Corp.[a]	48,540	307,744
T-Mobile US Inc.[a]	17,703	511,086
Telephone & Data Systems Inc.	5,741	137,554
United States Cellular Corp.[a]	872	30,939

		1,014,424

TOTAL COMMON STOCKS
(Cost: $661,630,780)		714,287,573

WARRANTS — 0.00%

OIL, GAS & CONSUMABLE FUELS — 0.00%
Magnum Hunter Resources Corp. (Expires 04/15/16)[a,b]	648	—

		—

TOTAL WARRANTS
(Cost: $0)		—

SHORT-TERM INVESTMENTS — 2.16%

MONEY MARKET FUNDS — 2.16%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	14,029,809	14,029,809
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	869,859	869,859
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	589,969	589,969

		15,489,637

TOTAL SHORT-TERM INVESTMENTS
(Cost: $15,489,637)		15,489,637

TOTAL INVESTMENTS IN SECURITIES — 101.98%
(Cost: $677,120,417)		729,777,210
Other Assets, Less Liabilities — (1.98)%		(14,173,034)

NET ASSETS — 100.00%		$715,604,176

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

37

Schedule of Investments  (Unaudited)

iSHARES® MICRO-CAP ETF

September 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.86%

AEROSPACE & DEFENSE — 1.40%
AeroVironment Inc.[a]	44,684	$1,343,647
American Science and Engineering Inc.	18,717	1,036,547
API Technologies Corp.[a,b]	100,965	237,268
Arotech Corp.[a]	54,924	178,503
Breeze-Eastern Corp.[a]	15,613	161,282
CPI Aerostructures Inc.[a,b]	24,585	242,162
Ducommun Inc.[a]	26,695	731,710
Engility Holdings Inc.[a]	43,162	1,345,360
Erickson Inc.[a,b]	11,760	152,762
Innovative Solutions and Support Inc.[a]	34,983	182,436
Keyw Holding Corp. (The)[a,b]	80,980	896,449
Kratos Defense & Security Solutions Inc.[a,b]	115,398	757,011
LMI Aerospace Inc.[a,b]	29,535	378,048
National Presto Industries Inc.[b]	11,820	717,592
SIFCO Industries Inc.	7,508	225,991
Sparton Corp.[a]	26,600	655,690
Sypris Solutions Inc.	40,475	133,163
Taser International Inc.[a,b]	128,734	1,987,653

		11,363,274
AIR FREIGHT & LOGISTICS — 0.39%
Air Transport Services Group Inc.[a]	121,144	881,928
Echo Global Logistics Inc.[a,b]	53,556	1,261,244
Park-Ohio Holdings Corp.	21,219	1,015,541

		3,158,713
AIRLINES — 0.33%
Hawaiian Holdings Inc.[a,b]	104,429	1,404,570
Republic Airways Holdings Inc.[a]	116,415	1,293,371

		2,697,941
AUTO COMPONENTS — 0.98%
Fuel Systems Solutions Inc.[a,b]	32,176	286,688
Modine Manufacturing Co.[a]	110,293	1,309,178
Motorcar Parts of America Inc.[a]	38,867	1,057,571
Quantum Fuel Systems Technologies Worldwide Inc.[a,b]	56,408	209,838
Remy International Inc.	30,433	624,789
Shiloh Industries Inc.[a]	17,296	294,205
Spartan Motors Inc.	81,225	379,321
Stoneridge Inc.[a,b]	68,728	774,565
Strattec Security Corp.	8,561	696,437
Superior Industries International Inc.	54,606	957,243
Tower International Inc.[a]	50,429	1,270,307
UQM Technologies Inc.[a]	98,976	139,556

		7,999,698
AUTOMOBILES — 0.17%
Winnebago Industries Inc.[a,b]	64,666	1,407,779

		1,407,779

Security	Shares	Value

BEVERAGES — 0.14%
Craft Brew Alliance Inc.[a,b]	28,160	$405,504
MGP Ingredients Inc.	20,835	272,313
Primo Water Corp.[a]	54,661	235,589
Reed’s Inc.[a,b]	33,094	195,255

		1,108,661
BIOTECHNOLOGY — 9.83%
Achillion Pharmaceuticals Inc.[a,b]	236,930	2,364,561
Actinium Pharmaceuticals Inc.[a,b]	48,487	324,863
Adamas Pharmaceuticals Inc.[a,b]	1,869	34,801
Agenus Inc.[a]	163,150	507,396
Akebia Therapeutics Inc.[a,b]	19,175	424,343
Alder Biopharmaceuticals Inc.[a,b]	19,577	248,236
AMAG Pharmaceuticals Inc.[a]	53,758	1,715,418
Ambit Biosciences Corp.[a]	25,213	388,280
Amicus Therapeutics Inc.[a]	126,899	755,049
Anacor Pharmaceuticals Inc.[a,b]	76,649	1,875,601
Anthera Pharmaceuticals Inc.[a]	12,303	23,622
Applied Genetic Technologies Corp.[a,b]	11,865	220,808
Ardelyx Inc.[a]	11,866	168,616
ArQule Inc.[a]	162,647	182,165
Array BioPharma Inc.[a,b]	323,846	1,156,130
Arrowhead Research Corp.[a,b]	130,044	1,920,750
Athersys Inc.[a,b]	216,582	301,049
Auspex Pharmaceuticals Inc.[a,b]	22,737	583,659
Avalanche Biotechnologies Inc.[a]	16,592	567,280
AVEO Pharmaceuticals Inc.[a,b]	146,811	162,960
BIND Therapeutics Inc.[a,b]	15,080	129,537
BioCryst Pharmaceuticals Inc.[a]	169,092	1,653,720
BioSpecifics Technologies Corp.[a,b]	13,734	484,810
Biota Pharmaceuticals Inc.[a]	85,868	212,094
Biotime Inc.[a,b]	108,045	339,261
Bluebird Bio Inc.[a]	50,627	1,816,497
Cancer Genetics Inc.[a]	4,203	37,827
Cara Therapeutics Inc.[a]	15,209	127,603
CASI Pharmaceuticals Inc.[a]	31,310	56,045
Catalyst Pharmaceutical Partners Inc.[a,b]	175,660	583,191
Cel-Sci Corp.[a,b]	161,486	147,227
Celladon Corp.[a,b]	17,865	186,868
Cellular Dynamics International Inc.[a,b]	23,777	167,152
Celsion Corp.[a]	44,803	132,617
ChemoCentryx Inc.[a,b]	69,452	312,534
Chimerix Inc.[a,b]	65,988	1,822,588
Conatus Pharmaceuticals Inc.[a,b]	17,129	104,829
Concert Pharmaceuticals Inc.[a,b]	18,786	236,891
Coronado Biosciences Inc.[a,b]	76,639	160,942
CTI BioPharma Corp.[a,b]	367,132	888,459
Curis Inc.[a]	250,775	353,593
Cyclacel Pharmaceuticals Inc.[a,b]	65,854	200,196
Cytokinetics Inc.[a]	86,243	303,575
Cytori Therapeutics Inc.[a,b]	186,729	126,229
CytRx Corp.[a,b]	121,765	309,283
Dendreon Corp.[a,b]	391,568	563,858
Dicerna Pharmaceuticals Inc.[a,b]	9,919	126,269
Discovery Laboratories Inc.[a]	244,227	449,378
Durata Therapeutics Inc.[a,b]	38,208	484,477
Dynavax Technologies Corp.[a,b]	643,413	920,081
Enanta Pharmaceuticals Inc.[a,b]	25,303	1,001,240
Esperion Therapeutics Inc.[a,b]	16,131	394,564
Fate Therapeutics Inc.[a]	22,216	114,190

38

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

September 30, 2014

Security	Shares	Value

Fibrocell Science Inc.[a,b]	66,790	$193,691
Five Prime Therapeutics Inc.[a]	42,206	495,076
Flexion Therapeutics Inc.[a,b]	12,756	232,925
Galectin Therapeutics Inc.[a,b]	53,420	268,703
Galena Biopharma Inc.[a,b]	316,319	651,617
Genocea Biosciences Inc.[a,b]	10,964	99,224
Geron Corp.[a,b]	398,568	797,136
GlycoMimetics Inc.[a,b]	22,737	157,795
GTx Inc.[a,b]	76,021	56,065
Harvard Apparatus Regenerative Technology Inc.[a,b]	18,746	151,843
Heat Biologics Inc.[a,b]	9,721	61,826
Heron Therapeutics Inc.[a,b]	47,573	396,283
Hyperion Therapeutics Inc.[a]	33,331	840,608
Idera Pharmaceuticals Inc.[a,b]	147,374	337,486
Ignyta Inc.[a]	36,993	298,164
Immune Design Corp.[a]	14,649	258,701
ImmunoCellular Therapeutics Ltd.[a,b]	161,512	143,746
Immunomedics Inc.[a,b]	210,061	781,427
Infinity Pharmaceuticals Inc.[a]	118,820	1,594,564
Inovio Pharmaceuticals Inc.[a,b]	147,257	1,450,481
Insmed Inc.[a]	120,673	1,574,783
Insys Therapeutics Inc.[a,b]	22,152	859,055
IsoRay Inc.[a,b]	147,644	249,518
KaloBios Pharmaceuticals Inc.[a,b]	28,916	44,820
Karyopharm Therapeutics Inc.[a,b]	30,301	1,058,717
Kindred Biosciences Inc.[a,b]	29,976	277,278
Kythera Biopharmaceuticals Inc.[a,b]	42,589	1,395,216
La Jolla Pharmaceutical Co.[a,b]	27,093	260,364
LipoScience Inc.[a,b]	20,381	105,574
MacroGenics Inc.[a]	48,905	1,022,114
Medgenics Inc.[a]	42,476	220,450
MediciNova Inc.[a]	46,741	139,756
MEI Pharma Inc.[a,b]	39,447	272,184
Mirati Therapeutics Inc.[a,b]	17,561	307,493
Nanosphere Inc.[a,b]	149,126	85,002
NanoViricides Inc.[a,b]	98,131	294,393
Navidea Biopharmaceuticals Inc.[a,b]	349,573	461,436
NeoStem Inc.[a,b]	57,922	320,309
Neuralstem Inc.[a,b]	182,286	597,898
NewLink Genetics Corp.[a,b]	50,993	1,092,270
Northwest Biotherapeutics Inc.[a,b]	88,801	446,669
Ohr Pharmaceutical Inc.[a,b]	51,482	373,244
OncoGenex Pharmaceutical Inc.[a]	54,915	146,623
OncoMed Pharmaceuticals Inc.[a,b]	30,933	585,562
Onconova Therapeutics Inc.[a,b]	23,812	102,392
Oncothyreon Inc.[a,b]	200,886	385,701
Orexigen Therapeutics Inc.[a,b]	294,398	1,254,135
Organovo Holdings Inc.[a,b]	152,966	974,393
Osiris Therapeutics Inc.[a,b]	48,555	611,307
Otonomy Inc.[a]	17,285	414,840
OvaScience Inc.[a]	35,223	584,702
OXiGENE Inc.[a,b]	13,225	28,434
Peregrine Pharmaceuticals Inc.[a,b]	477,280	649,101
Pfenex Inc.[a]	22,708	167,131
PharmAthene Inc.[a,b]	147,420	262,408
Progenics Pharmaceuticals Inc.[a,b]	181,983	944,492
Prothena Corp. PLC[a]	60,280	1,335,805
PTC Therapeutics Inc.[a,b]	54,361	2,392,428
Radius Health Inc.[a]	16,864	354,144
Raptor Pharmaceutical Corp.[a,b]	158,169	1,516,841
Receptos Inc.[a,b]	44,949	2,791,782
Regado Biosciences Inc.[a,b]	37,809	42,724
Regulus Therapeutics Inc.[a,b]	32,084	219,134
Repligen Corp.[a,b]	81,232	1,617,329

Security	Shares	Value

Retrophin Inc.[a,b]	53,632	$483,761
Rigel Pharmaceuticals Inc.[a]	246,199	477,626
Sage Therapeutics Inc.[a]	13,827	435,550
Sorrento Therapeutics Inc.[a]	57,382	259,367
Spectrum Pharmaceuticals Inc.[a]	160,532	1,306,730
StemCells Inc.[a]	170,808	215,218
Stemline Therapeutics Inc.[a,b]	29,834	371,732
Sunesis Pharmaceuticals Inc.[a,b]	111,933	799,202
Synergy Pharmaceuticals Inc.[a,b]	229,415	638,921
Synta Pharmaceuticals Corp.[a,b]	139,074	418,613
Synthetic Biologics Inc.[a,b]	124,478	221,571
T2 Biosystems Inc.[a]	14,380	260,134
Targacept Inc.[a]	81,545	206,309
Tetraphase Pharmaceuticals Inc.[a,b]	47,323	944,094
TG Therapeutics Inc.[a,b]	50,030	533,820
Threshold Pharmaceuticals Inc.[a,b]	133,837	483,152
Tonix Pharmaceuticals Holding Corp.[a]	26,773	183,395
Trevena Inc.[a,b]	4,933	31,670
TrovaGene Inc.[a,b]	64,914	297,306
Vanda Pharmaceuticals Inc.[a,b]	87,229	905,437
Verastem Inc.[a,b]	49,014	417,599
Versartis Inc.[a,b]	16,967	322,203
Vical Inc.[a]	221,176	247,717
Vital Therapies Inc.[a,b]	12,670	258,595
Xencor Inc.[a,b]	41,335	384,829
XOMA Corp.[a,b]	214,099	901,357
Zafgen Inc.[a]	16,592	326,033
ZIOPHARM Oncology Inc.[a,b]	227,956	601,804

		79,914,269
BUILDING PRODUCTS — 0.72%
American Woodmark Corp.[a]	29,144	1,074,248
Builders FirstSource Inc.[a]	117,818	642,108
Gibraltar Industries Inc.[a]	72,763	996,125
Insteel Industries Inc.	41,917	861,814
Norcraft Companies Inc.[a]	22,273	355,254
Patrick Industries Inc.[a]	20,284	859,230
PGT Inc.[a]	115,634	1,077,709

		5,866,488
CAPITAL MARKETS — 1.78%
Actua Corp.[a,b]	99,352	1,591,619
Arlington Asset Investment Corp. Class Ab	47,166	1,198,488
BDCA Venture Inc.	2	11
CIFC Corp.	18,256	165,217
CorEnergy Infrastructure Trust Inc.	77,437	579,229
Cowen Group Inc. Class Aa,b	275,921	1,034,704
Diamond Hill Investment Group Inc.	7,837	964,343
FBR & Co.[a]	23,868	656,847
GFI Group Inc.	178,069	963,353
INTL FCStone Inc.[a]	34,675	600,571
JMP Group Inc.	41,581	260,713
Ladenburg Thalmann Financial Services Inc.[a,b]	247,935	1,051,244
Manning & Napier Inc.	41,025	688,810
Marcus & Millichap Inc.[a]	19,625	593,852
Oppenheimer Holdings Inc. Class A	22,758	460,849
Pzena Investment Management Inc. Class A	32,346	308,904
RCS Capital Corp. Class A	22,917	516,091
Safeguard Scientifics Inc.[a,b]	52,158	959,707
Silvercrest Asset Management Group Inc.	17,487	238,173
SWS Group Inc.[a]	84,111	579,525

39

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

September 30, 2014

Security	Shares	Value

U.S. Global Investors Inc. Class A	3,205	$11,378
Westwood Holdings Group Inc.	18,742	1,062,484

		14,486,112
CHEMICALS — 1.15%
Advanced Emissions Solutions Inc.[a]	55,103	1,172,041
American Vanguard Corp.	66,522	745,046
Chase Corp.	17,184	534,766
Codexis Inc.[a]	86,379	201,263
Core Molding Technologies Inc.[a]	19,808	280,877
FutureFuel Corp.	49,725	591,230
Hawkins Inc.	25,545	918,598
KMG Chemicals Inc.	23,548	383,362
Landec Corp.[a,b]	64,693	792,489
Marrone Bio Innovations Inc.[a,b]	23,144	61,563
Northern Technologies International Corp.[a]	9,115	192,965
OMNOVA Solutions Inc.[a]	112,430	603,749
Penford Corp.[a]	29,837	392,953
Senomyx Inc.[a,b]	110,894	909,331
TOR Minerals International Inc.[a]	4,694	40,040
Trecora Resources[a]	60,167	744,868
Zep Inc.	54,943	770,301

		9,335,442
COMMERCIAL BANKS — 11.90%
1st United Bancorp Inc.	80,951	689,703
Access National Corp.	26,185	424,983
American National Bankshares Inc.	24,216	550,914
American River Bankshares[a]	26,156	239,327
Ameris Bancorp	62,957	1,381,906
AmeriServ Financial Inc.	55,809	183,612
Ames National Corp.	23,672	529,069
Arrow Financial Corp.	29,036	727,933
Bancorp Inc. (The)[a]	80,441	690,988
Bank of Commerce Holdings	54,086	332,088
Bank of Kentucky Financial Corp. (The)	16,083	743,517
Bank of Marin Bancorp	16,201	743,464
Banner Corp.	46,531	1,790,048
Bar Harbor Bankshares	16,542	478,560
Baylake Corp.	16,963	204,743
BCB Bancorp Inc.	24,917	331,396
Blue Hills Bancorp Inc.[a]	68,454	898,116
BNC Bancorp	50,139	785,177
Bridge Bancorp Inc.	31,201	737,904
Bridge Capital Holdings[a]	27,700	629,898
Bryn Mawr Bank Corp.	34,565	979,226
BSB Bancorp Inc.[a,b]	37,566	691,966
C&F Financial Corp.	10,882	362,044
C1 Financial Inc.[a]	7,826	141,885
Camden National Corp.	18,693	654,255
Capital City Bank Group Inc.	28,550	386,567
Cardinal Financial Corp.	75,470	1,288,273
Carolina Bank Holdings Inc.[a]	6,484	65,488
Cascade Bancorp[a]	77,977	393,784
CenterState Banks Inc.	88,650	917,527
Central Valley Community Bancorp	20,335	233,446
Century Bancorp Inc. Class A	9,475	328,025
Chemung Financial Corp.	11,011	309,299
Citizens & Northern Corp.	35,271	670,149
Citizens Holding Co.	3,193	61,274
CNB Financial Corp.	38,149	598,939

Security	Shares	Value

CoBiz Financial Inc.	86,747	$969,831
Codorus Valley Bancorp Inc.	13,396	273,948
Community Bankers Trust Corp.[a]	54,078	236,321
Community Trust Bancorp Inc.	34,813	1,170,761
CommunityOne Bancorp.[a]	27,612	243,538
ConnectOne Bancorp Inc.	55,765	1,062,323
CU Bancorp[a]	36,693	689,828
Customers Bancorp Inc.[a,b]	65,675	1,179,523
Eagle Bancorp Inc.[a,b]	53,676	1,707,970
Enterprise Bancorp Inc.	21,200	399,408
Enterprise Financial Services Corp.	47,508	794,334
F.N.B. Corp.	1	12
Farmers Capital Bank Corp.[a]	22,347	503,478
Farmers National Banc Corp.	65,493	523,289
Fidelity Southern Corp.	42,624	583,949
Financial Institutions Inc.	34,462	774,706
First Bancorp (North Carolina)	46,178	739,772
First Bancorp Inc. (Maine)	32,636	544,042
First Busey Corp.	173,538	966,607
First Business Financial Services Inc.[b]	12,207	535,887
First Community Bancshares Inc.	42,706	610,269
First Connecticut Bancorp Inc.	51,621	748,504
First Financial Corp.	25,748	796,901
First Internet Bancorp	12,075	194,649
First Merchants Corp.	81,712	1,651,400
First NBC Bank Holding Co.[a,b]	36,554	1,197,143
First of Long Island Corp. (The)	21,656	746,049
First Security Group Inc[a]	151,999	300,958
First South Bancorp Inc.	37,135	299,308
First United Corp.[a]	18,058	143,922
Flushing Financial Corp.	72,550	1,325,488
German American Bancorp Inc.	32,444	837,380
Great Southern Bancorp Inc.	23,930	726,036
Green Bancorp Inc.[a]	11,273	193,332
Guaranty Bancorp	41,614	562,205
Hampton Roads Bankshares Inc.[a,b]	83,019	127,019
Hanmi Financial Corp.	77,349	1,559,356
Heartland Financial USA Inc.	35,927	857,937
Heritage Commerce Corp.	57,699	473,709
Heritage Financial Corp.	73,645	1,166,537
Heritage Oaks Bancorp	72,545	507,815
HomeTrust Bancshares Inc.[a]	49,069	716,898
Horizon Bancorp	24,813	571,692
Hudson Valley Holding Corp.	34,656	629,006
Independent Bank Corp. (Michigan)	54,213	646,219
Independent Bank Group Inc.	22,377	1,061,789
Intervest Bancshares Corp.	49,698	475,113
Lakeland Bancorp Inc.	87,255	851,609
Lakeland Financial Corp.	37,781	1,416,787
LCNB Corp.	26,037	391,076
LNB Bancorp Inc.	26,960	385,258
Macatawa Bank Corp.[b]	78,234	375,523
MainSource Financial Group Inc.	49,213	848,924
MBT Financial Corp.[a]	63,636	306,089
Mercantile Bank Corp.	45,074	858,660
Merchants Bancshares Inc.	15,765	444,415
Metro Bancorp Inc.[a]	35,909	870,793
Middleburg Financial Corp.	18,793	333,388
MidSouth Bancorp Inc.	23,096	431,895
MidWestOne Financial Group Inc.	20,447	470,485
Monarch Financial Holdings Inc.[b]	41,478	520,964
National Bankshares Inc.	19,134	531,160
NewBridge Bancorp[a]	76,783	582,783
North Valley Bancorp[a]	21,430	462,459

40

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

September 30, 2014

Security	Shares	Value

Northrim BanCorp Inc.	22,655	$598,772
Old Line Bancshares Inc.[b]	27,501	425,715
Old Second Bancorp Inc.[a]	72,070	346,657
OmniAmerican Bancorp Inc.	36,394	945,880
Orrstown Financial Services Inc.[a]	28,674	467,673
Pacific Continental Corp.	47,288	607,651
Pacific Mercantile Bancorp[a]	51,904	361,771
Pacific Premier Bancorp Inc.[a]	45,563	640,160
Palmetto Bancshares Inc.[b]	12,528	177,146
Park Sterling Corp.	129,090	855,867
Peapack-Gladstone Financial Corp.	32,435	567,613
Penns Woods Bancorp Inc.	15,649	661,170
Peoples Bancorp Inc.	26,878	638,352
Peoples Financial Corp.	5,669	75,058
Peoples Financial Services Corp.[b]	18,475	849,665
Preferred Bank[a]	34,296	772,346
Premier Financial Bancorp Inc.	16,991	248,748
QCR Holdings Inc.	10,883	192,303
Renasant Corp.	70,041	1,894,609
Republic Bancorp Inc. Class A	22,131	524,283
Republic First Bancorp Inc.[a,b]	65,487	254,744
Sandy Spring Bancorp Inc.	57,028	1,305,371
Seacoast Banking Corp. of Florida[a]	51,796	566,130
ServisFirst Bancshares Inc.	1,591	45,821
Shore Bancshares Inc.[a]	25,881	232,929
Sierra Bancorp	31,555	528,862
Simmons First National Corp. Class A	38,126	1,468,614
Southern Community Financial Corp.[a]	38,043	—
Southern National Bancorp of Virginia Inc.	37,506	434,695
Southside Bancshares Inc.[b]	44,971	1,495,286
Southwest Bancorp Inc.	50,719	831,792
Square 1 Financial Inc.[a]	14,628	281,296
State Bank Financial Corp.	81,776	1,328,042
Stock Yards Bancorp Inc.	35,276	1,061,808
Stonegate Bank	24,365	627,399
Suffolk Bancorp	29,217	567,102
Sun Bancorp Inc. (New Jersey)[a,b]	22,445	406,479
Tompkins Financial Corp.	33,881	1,493,474
TowneBank	68,101	924,812
TriCo Bancshares	38,258	865,396
Tristate Capital Holdings Inc.[a]	54,050	490,234
United Security Bancshares[a]	28,830	160,583
United Security Bancshares Inc.	21,140	178,210
Univest Corp. of Pennsylvania	40,207	753,881
Washington Trust Bancorp Inc.	33,569	1,107,441
West Bancorporation Inc.	41,060	580,178
Westbury Bancorp Inc.[a]	16,878	253,508
Wilshire Bancorp Inc.	158,219	1,460,361
Yadkin Financial Corp.[a,b]	50,097	909,762

		96,749,571
COMMERCIAL SERVICES & SUPPLIES — 1.64%
Acorn Energy Inc.[a]	72,508	112,387
AMREP Corp.[a]	3,958	18,444
ARC Document Solutions Inc.[a]	99,379	804,970
Casella Waste Systems Inc. Class Aa	115,131	443,254
CECO Environmental Corp.	48,739	653,103
Cenveo Inc.[a,b]	148,835	367,622
Courier Corp.	30,511	375,896
Ecology and Environment Inc. Class A	8,349	81,737
EnerNOC Inc.[a,b]	65,063	1,103,469
Ennis Inc.	59,316	781,192
Fuel Tech Inc.[a]	43,901	186,579

Security	Shares	Value

Heritage-Crystal Clean Inc.[a,b]	24,512	$364,248
Hudson Technologies Inc.[a]	59,601	197,279
InnerWorkings Inc.[a,b]	80,979	655,120
Intersections Inc.	18,555	71,251
Kimball International Inc. Class B	79,168	1,191,478
Metalico Inc.[a]	132,647	145,912
Multi-Color Corp.	29,543	1,343,616
Performant Financial Corp.[a]	63,163	510,357
SP Plus Corp.[a,b]	38,223	724,708
Team Inc.[a,b]	48,066	1,822,182
TRC Companies Inc.[a]	46,122	301,177
Versar Inc.[a]	12,522	40,446
Viad Corp.	50,033	1,033,182

		13,329,609
COMMUNICATIONS EQUIPMENT — 1.97%
Alliance Fiber Optic Products Inc.	30,377	377,586
Applied Optoelectronics Inc.[a,b]	36,185	582,579
Aviat Networks Inc.[a]	169,870	305,766
Bel Fuse Inc. Class B	26,300	650,662
Black Box Corp.	37,690	878,931
CalAmp Corp.[a,b]	89,553	1,577,924
Calix Inc.[a]	98,057	938,405
Clearfield Inc.[a,b]	30,538	388,749
ClearOne Inc.[a]	20,067	169,165
Communications Systems Inc.	25,394	283,397
Comtech Telecommunications Corp.	35,414	1,315,630
Digi International Inc.[a]	64,940	487,050
Emcore Corp.[a,b]	78,569	447,058
Emulex Corp.[a,b]	166,543	822,722
Energous Corp.[a,b]	11,335	129,219
Extreme Networks Inc.[a]	228,236	1,093,250
KVH Industries Inc.[a,b]	41,367	468,274
Meru Networks Inc.[a,b]	52,725	200,882
Novatel Wireless Inc.[a]	100,206	367,756
Numerex Corp. Class Aa	41,032	430,015
Oclaro Inc.[a]	227,596	325,462
Oplink Communications Inc.	41,386	696,113
ParkerVision Inc.[a,b]	250,899	286,025
PCTEL Inc.	52,188	396,107
Procera Networks Inc.[a,b]	50,348	482,334
Relm Wireless Corp.[a]	21,087	108,809
ShoreTel Inc.[a,b]	153,638	1,021,693
TESSCO Technologies Inc.	14,636	424,298
Westell Technologies Inc. Class Aa	117,076	215,420
Zhone Technologies Inc.[a]	63,040	170,208

		16,041,489
COMPUTERS & PERIPHERALS — 0.72%
Astro-Med Inc.	15,660	206,555
Concurrent Computer Corp.	33,688	245,249
Dot Hill Systems Corp.[a]	154,010	582,158
Hutchinson Technology Inc.[a]	73,126	267,641
Imation Corp.[a]	102,815	303,304
Immersion Corp.[a]	69,393	595,392
Intevac Inc.[a,b]	66,921	446,363
Overland Storage Inc.[a,b]	20,045	65,146
Quantum Corp.[a]	558,285	647,611
Qumu Corp.[a]	29,336	381,368
Silicon Graphics International Corp.[a,b]	81,885	755,798
TransAct Technologies Inc.	27,591	185,963

41

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

September 30, 2014

Security	Shares	Value

USA Technologies Inc.[a,b]	108,926	$196,067
Violin Memory Inc.[a]	196,218	955,582

		5,834,197
CONSTRUCTION & ENGINEERING — 1.07%
Ameresco Inc. Class Aa	54,847	375,702
Argan Inc.	31,257	1,043,359
Comfort Systems USA Inc.	86,588	1,173,267
Furmanite Corp.[a]	94,419	638,272
Goldfield Corp. (The)[a]	77,758	148,518
Great Lakes Dredge & Dock Corp.[a]	139,703	863,365
Layne Christensen Co.[a,b]	52,997	514,601
MYR Group Inc.[a,b]	50,269	1,210,477
Northwest Pipe Co.[a,b]	23,282	793,916
Orion Marine Group Inc.[a]	68,416	682,792
Pike Corp.[a]	64,569	767,725
Sterling Construction Co. Inc.[a,b]	52,807	405,030
Willdan Group Inc.[a]	7,778	112,470

		8,729,494
CONSTRUCTION MATERIALS — 0.16%
United States Lime & Minerals Inc.	4,871	283,151
US Concrete Inc.[a,b]	37,530	981,034

		1,264,185
CONSUMER FINANCE — 0.29%
Asta Funding Inc.[a]	34,007	279,197
Atlanticus Holdings Corp.[a]	13,827	25,995
Consumer Portfolio Services Inc.[a]	58,718	376,382
First Marblehead Corp. (The)[a]	25,546	72,551
Imperial Holdings Inc.[a,b]	49,691	320,507
JG Wentworth Co.[b]	35,073	434,555
Nicholas Financial Inc.	31,575	365,954
QC Holdings Inc.	11,805	21,839
Regional Management Corp.[a]	25,999	466,682

		2,363,662
CONTAINERS & PACKAGING — 0.23%
AEP Industries Inc.[a,b]	9,809	371,467
Myers Industries Inc.	62,101	1,095,461
UFP Technologies Inc.[a]	18,551	407,751

		1,874,679
DISTRIBUTORS — 0.11%
VOXX International Corp.[a,b]	52,697	490,082
Weyco Group Inc.	15,738	395,181

		885,263
DIVERSIFIED CONSUMER SERVICES — 0.46%
2U Inc.[a]	25,123	391,667
Cambium Learning Group Inc.[a]	49,327	74,977
Career Education Corp.[a]	155,280	788,822
Carriage Services Inc.	37,748	654,173
Collectors Universe Inc.	20,360	447,920
ITT Educational Services Inc.[a,b]	50,938	218,524
Liberty Tax Inc.[a]	11,712	378,298
Lincoln Educational Services Corp.	68,958	193,772

Security	Shares	Value

National American University Holdings Inc.	36,477	$111,620
Universal Technical Institute Inc.	52,903	494,643

		3,754,416
DIVERSIFIED FINANCIAL SERVICES — 0.41%
GAIN Capital Holdings Inc.	56,667	360,969
Life Partners Holdings Inc.	40,983	81,966
Marlin Business Services Corp.	19,775	362,278
MicroFinancial Inc.	35,508	286,194
NewStar Financial Inc.[a,b]	64,054	719,967
PICO Holdings Inc.[a]	55,679	1,110,796
Resource America Inc. Class A	39,965	372,074

		3,294,244
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.65%
8x8 Inc.[a]	214,051	1,429,861
Alaska Communications Systems Group Inc.[a]	156,660	245,956
Alteva[a]	22,492	158,794
Consolidated Communications Holdings Inc.	95,689	2,397,009
Enventis Corp.	36,102	656,334
Fairpoint Communications Inc.[a]	52,327	793,801
General Communication Inc. Class Aa	86,244	940,922
Hawaiian Telcom Holdco Inc.[a,b]	26,274	674,979
IDT Corp. Class B	40,325	647,620
inContact Inc.[a,b]	148,684	1,292,807
Inteliquent Inc.	77,731	967,751
Lumos Networks Corp.	44,341	720,541
magicJack VocalTec Ltd.[a,b]	44,363	436,976
ORBCOMM Inc.[a,b]	110,687	636,450
Spok Holdings Inc.	56,658	737,121
Straight Path Communications Inc. Class Ba	22,099	348,059
Towerstream Corp.[a,b]	190,984	282,656

		13,367,637
ELECTRIC UTILITIES — 0.17%
Genie Energy Ltd. Class Ba	35,298	248,145
Unitil Corp.	35,112	1,091,632

		1,339,777
ELECTRICAL EQUIPMENT — 1.07%
Active Power Inc.[a]	66,797	133,594
Allied Motion Technologies Inc.	18,968	269,346
American Electric Technologies Inc.[a]	21,573	160,287
American Superconductor Corp.[a]	126,942	178,988
Broadwind Energy Inc.[a]	38,956	291,781
Capstone Turbine Corp.[a,b]	769,989	823,888
Enphase Energy Inc.[a]	43,911	658,226
FuelCell Energy Inc.[a,b]	519,298	1,085,333
Global Power Equipment Group Inc.	39,744	592,186
LSI Industries Inc.	48,401	293,794
Magnetek Inc.[a]	8,340	260,959
Orion Energy Systems Inc.[a]	52,760	282,266
Powell Industries Inc.	20,049	819,202
Power Solutions International Inc.[a,b]	10,972	757,068
PowerSecure International Inc.[a,b]	53,592	513,411
Preformed Line Products Co.	5,131	270,712
Real Goods Solar Inc. Class Aa,b	95,971	165,070
Revolution Lighting Technologies Inc.[a,b]	83,483	140,251
SL Industries Inc.[a]	7,728	377,281

42

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

September 30, 2014

Security	Shares	Value

TCP International Holdings Ltd.	17,179	$130,904
Ultralife Corp.[a]	40,774	132,108
Vicor Corp.[a]	37,356	351,146

		8,687,801
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.23%
Agilysys Inc.[a]	38,435	450,843
Audience Inc.[a,b]	28,405	210,197
Checkpoint Systems Inc.[a]	99,384	1,215,466
ClearSign Combustion Corp.[a,b]	25,462	170,086
Control4 Corp.[a,b]	27,968	361,626
CTS Corp.	79,058	1,256,232
CUI Global Inc.[a,b]	56,451	408,705
Daktronics Inc.	86,631	1,064,695
DTS Inc.[a]	40,005	1,010,126
Echelon Corp.[a]	118,080	240,883
Electro Rent Corp.	36,691	505,235
Electro Scientific Industries Inc.	58,022	393,969
eMagin Corp.[a]	54,375	127,781
Frequency Electronics Inc.[a]	24,262	258,876
GSI Group Inc.[a]	76,533	879,364
I.D. Systems Inc.[a]	31,645	233,857
Identiv Inc.[a]	16,796	225,234
IEC Electronics Corp.[a]	36,340	163,893
Iteris Inc.[a]	93,016	162,778
Kemet Corp.[a]	119,791	493,539
KEY Tronic Corp.[a]	33,688	356,082
LoJack Corp.[a]	55,565	217,815
Maxwell Technologies Inc.[a]	75,294	656,564
Mercury Systems Inc.[a]	80,464	885,909
Mesa Laboratories Inc.	7,684	443,981
Microvision Inc.[a]	94,651	183,623
Mocon Inc.	13,621	203,361
Multi-Fineline Electronix Inc.[a]	22,610	211,403
NAPCO Security Technologies Inc.[a]	42,531	199,896
Neonode Inc.[a,b]	80,581	173,249
PAR Technology Corp.[a]	34,252	167,835
Park Electrochemical Corp.	48,872	1,150,936
PC Connection Inc.	19,592	420,640
PC Mall Inc.[a]	24,422	238,603
Perceptron Inc.	25,635	250,967
Planar Systems Inc.[a]	60,805	230,451
RadiSys Corp.[a]	66,264	176,925
Research Frontiers Inc.[a,b]	74,481	428,266
RF Industries Ltd.	15,930	78,535
Richardson Electronics Ltd.	36,839	368,022
Speed Commerce Inc.[a,b]	134,688	370,392
Uni-Pixel Inc.[a,b]	29,000	183,860
Viasystems Group Inc.[a]	8,804	138,223
Vishay Precision Group Inc.[a]	36,377	543,472

		18,112,395
ENERGY EQUIPMENT & SERVICES — 1.37%
Aspen Aerogels Inc.[a]	13,538	136,463
Bolt Technology Corp.	25,784	565,701
Cal Dive International Inc.[a,b]	274,127	265,903
CHC Group Ltd.[a]	82,115	459,844
Dawson Geophysical Co.	18,986	345,165
Enservco Corp.[a]	13,331	48,525
Forbes Energy Services Ltd.[a,b]	45,889	184,932
Glori Energy Inc.[a,b]	29,832	235,673

Security	Shares	Value

Gulf Island Fabrication Inc.	30,709	$528,195
Independence Contract Drilling Inc.[a]	24,768	291,024
Matrix Service Co.[a,b]	62,565	1,509,068
Mitcham Industries Inc.[a,b]	33,821	373,722
Natural Gas Services Group Inc.[a,b]	30,747	740,080
Nordic American Offshore Ltd.[a]	43,866	772,919
Nuverra Environmental Solutions Inc.[a,b]	36,953	545,057
PHI Inc.[a]	31,293	1,287,707
Profire Energy Inc.[a,b]	14,128	58,631
RigNet Inc.[a,b]	30,113	1,218,071
TGC Industries Inc.[a]	38,966	150,019
Vantage Drilling Co.[a,b]	507,666	644,736
Willbros Group Inc.[a,b]	95,042	791,700

		11,153,135
FOOD & STAPLES RETAILING — 0.40%
Chefs’ Warehouse Inc. (The)[a,b]	45,624	741,846
Fairway Group Holdings Corp.[a,b]	45,297	169,411
Liberator Medical Holdings Inc.	77,103	241,333
Natural Grocers by Vitamin Cottage Inc.[a,b]	21,494	349,922
Pantry Inc. (The)[a]	57,316	1,159,503
Roundy’s Inc.	83,297	249,058
Village Super Market Inc. Class A	14,371	327,371

		3,238,444
FOOD PRODUCTS — 1.42%
Alico Inc.	6,324	240,944
Annie’s Inc.[a]	41,607	1,909,761
Boulder Brands Inc.[a,b]	144,299	1,966,795
Calavo Growers Inc.	33,182	1,497,836
Chiquita Brands International Inc.[a,b]	110,931	1,575,220
Coffee Holding Co. Inc.[a,b]	15,704	86,215
Farmer Bros. Co.[a]	17,453	505,264
Griffin Land & Nurseries Inc.	3,470	99,589
Inventure Foods Inc.[a,b]	39,737	514,992
John B. Sanfilippo & Son Inc.	20,316	657,426
Lifeway Foods Inc.[a,b]	13,992	194,069
Limoneira Co.	28,421	673,294
Omega Protein Corp.[a]	49,023	612,788
Rocky Mountain Chocolate Factory Inc.	22,266	279,216
S&W Seed Co.[a,b]	28,093	119,114
Seneca Foods Corp. Class Aa	19,882	568,625

		11,501,148
GAS UTILITIES — 0.28%
Chesapeake Utilities Corp.	32,864	1,369,114
Delta Natural Gas Co. Inc.	23,694	468,431
Gas Natural Inc.	36,388	429,742

		2,267,287
HEALTH CARE EQUIPMENT & SUPPLIES — 4.19%
Accuray Inc.[a,b]	189,552	1,376,147
Alphatec Holdings Inc.[a]	182,941	311,000
American Medical Alert Corp. Escrow[a,b]	12,839	—
AngioDynamics Inc.[a]	58,391	801,124
Anika Therapeutics Inc.[a,b]	33,637	1,233,132
Antares Pharma Inc.[a,b]	287,237	525,644
Atossa Genetics Inc.[a,b]	31,380	42,363
AtriCure Inc.[a,b]	70,140	1,032,461

43

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

September 30, 2014

Security	Shares	Value

Atrion Corp.	3,684	$1,123,657
Biolase Inc.[a,b]	93,716	233,353
Bovie Medical Corp.[a]	46,960	187,370
BSD Medical Corp.[a]	95,206	53,744
Cardiovascular Systems Inc.[a,b]	71,606	1,692,050
Cerus Corp.[a,b]	189,947	761,687
Chembio Diagnostics Inc.[a,b]	4,169	15,509
CryoLife Inc.	69,149	682,501
Cutera Inc.[a]	43,568	440,037
Cynosure Inc. Class Aa,b	53,769	1,129,149
Derma Sciences Inc.[a]	58,027	483,365
Digirad Corp.	70,116	275,556
EnteroMedics Inc.[a,b]	149,265	183,596
Exactech Inc.[a]	23,691	542,287
Fonar Corp.[a,b]	18,427	202,881
GenMark Diagnostics Inc.[a,b]	107,118	960,848
Hansen Medical Inc.[a,b]	282,788	333,690
Inogen Inc.[a]	14,335	295,444
InspireMD Inc.[a,b]	71,898	158,176
Invacare Corp.	77,015	909,547
Iridex Corp.[a]	22,614	158,072
K2M Group Holdings Inc.[a]	21,607	311,789
LDR Holding Corp.[a]	40,664	1,265,870
LeMaitre Vascular Inc.	32,079	220,703
Medical Action Industries Inc.[a,b]	37,010	509,998
Merit Medical Systems Inc.[a]	101,855	1,210,037
Natus Medical Inc.[a,b]	76,771	2,265,512
Ocular Therapeutix Inc.[a]	13,827	206,990
OraSure Technologies Inc.[a]	146,248	1,055,911
Oxford Immunotec Global PLC[a,b]	31,829	486,029
PhotoMedex Inc.[a,b]	37,445	232,159
Rockwell Medical Technologies Inc.[a,b]	108,298	989,844
RTI Surgical Inc.[a]	142,639	681,814
Staar Surgical Co.[a,b]	96,713	1,028,059
Sunshine Heart Inc.[a,b]	35,156	198,280
SurModics Inc.[a,b]	32,237	585,424
Symmetry Medical Inc.[a]	92,106	929,350
Synergetics USA Inc.[a]	79,913	272,503
Tandem Diabetes Care Inc.[a,b]	26,166	351,148
TearLab Corp.[a,b]	83,364	283,438
TransEnterix Inc.[a,b]	70,166	305,924
TriVascular Technologies Inc.[a]	18,180	263,246
Unilife Corp.[a,b]	266,565	611,767
Uroplasty Inc.[a,b]	61,065	152,662
Utah Medical Products Inc.	9,335	455,175
Vascular Solutions Inc.[a]	44,720	1,104,584
Veracyte Inc.[a,b]	14,364	140,049
Vermillion Inc.[a,b]	56,368	100,899
Vision-Sciences Inc.[a]	80,868	77,633
Zeltiq Aesthetics Inc.[a,b]	71,157	1,610,283

		34,051,470
HEALTH CARE PROVIDERS & SERVICES — 2.51%
Adcare Health Systems Inc.[a]	41,525	196,829
Addus HomeCare Corp.[a,b]	16,209	317,696
Adeptus Health Inc. Class Aa	13,550	337,395
Alliance HealthCare Services Inc.[a]	13,498	305,190
Almost Family Inc.[a]	20,267	550,654
Amedisys Inc.[a,b]	64,406	1,299,069
AMN Healthcare Services Inc.[a]	110,770	1,739,089
BioScrip Inc.[a,b]	163,902	1,132,563
BioTelemetry Inc.[a,b]	70,063	470,123
Cross Country Healthcare Inc.[a,b]	79,295	736,651

Security	Shares	Value

Ensign Group Inc. (The)	46,916	$1,632,677
Five Star Quality Care Inc.[a]	96,390	363,390
Gentiva Health Services Inc.[a,b]	77,275	1,296,675
Healthways Inc.[a,b]	74,988	1,201,308
InfuSystems Holdings Inc.[a]	65,051	204,260
Landauer Inc.	23,380	771,774
LHC Group Inc.[a]	28,196	654,147
National Research Corp. Class Aa	27,680	360,117
PDI Inc.[a]	31,573	75,775
PharMerica Corp.[a]	70,340	1,718,406
Providence Service Corp. (The)[a]	28,408	1,374,379
Psychemedics Corp.	21,521	306,244
RadNet Inc.[a,b]	76,812	508,495
Sharps Compliance Corp.[a]	40,160	175,499
Skilled Healthcare Group Inc. Class Aa	60,759	401,009
Triple-S Management Corp. Class Ba,b	54,227	1,079,117
Trupanion Inc.[a]	20,089	170,757
U.S. Physical Therapy Inc.	29,252	1,035,228

		20,414,516
HEALTH CARE TECHNOLOGY — 0.37%
HealthStream Inc.[a,b]	50,094	1,202,757
Icad Inc.[a]	33,416	329,148
Imprivata Inc.[a]	14,279	221,610
Merge Healthcare Inc.[a]	191,293	420,845
Simulations Plus Inc.	25,541	177,510
Streamline Health Solutions Inc.[a]	43,499	201,400
Vocera Communications Inc.[a,b]	59,319	478,704

		3,031,974
HOTELS, RESTAURANTS & LEISURE — 2.39%
Ambassadors Group Inc.[a]	50,659	187,438
Ark Restaurants Corp.	10,410	233,809
Biglari Holdings Inc.[a,b]	3,871	1,315,211
Bravo Brio Restaurant Group Inc.[a,b]	45,979	596,348
Carrols Restaurant Group Inc.[a,b]	87,572	622,637
Century Casinos Inc.[a]	57,524	295,098
Chuy’s Holdings Inc.[a]	38,745	1,216,206
Del Frisco’s Restaurant Group Inc.[a]	55,926	1,070,424
Denny’s Corp.[a]	203,060	1,427,512
Diversified Restaurant Holdings Inc.[a,b]	34,807	171,250
Dover Downs Gaming & Entertainment Inc.[a]	49,036	48,546
Dover Motorsports Inc.	81,313	187,833
Einstein Noah Restaurant Group Inc.	21,728	438,036
Empire Resorts Inc.[a,b]	41,291	277,063
Famous Dave’s of America Inc.[a,b]	12,975	349,287
Frisch’s Restaurants Inc.	10,487	296,782
Ignite Restaurant Group Inc.[a,b]	18,591	111,546
Intrawest Resorts Holdings Inc.[a,b]	38,180	369,201
Isle of Capri Casinos Inc.[a]	55,114	413,355
Jamba Inc.[a,b]	43,542	619,167
Kona Grill Inc.[a]	15,885	313,411
Lakes Entertainment Inc.[a]	31,877	265,535
Luby’s Inc.[a]	47,353	251,918
Marcus Corp. (The)	41,913	662,225
Monarch Casino & Resort Inc.[a]	19,771	235,473
Morgans Hotel Group Co.[a]	79,254	639,580
Multimedia Games Holding Co. Inc.[a]	69,365	2,497,834
Nathan’s Famous Inc.[a,b]	8,657	585,992
Papa Murphy’s Holdings Inc.[a,b]	4,344	44,309
Pizza Inn Holdings Inc.[a,b]	17,537	140,121

44

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

September 30, 2014

Security	Shares	Value

Potbelly Corp.[a,b]	36,575	$426,464
RCI Hospitality Holdings Inc.[a]	22,827	251,554
Red Lion Hotels Corp.[a]	45,618	259,566
Ruby Tuesday Inc.[a,b]	143,991	848,107
Ruth’s Hospitality Group Inc.	83,256	919,146
Town Sports International Holdings Inc.	60,222	403,487
Zoe’s Kitchen Inc.[a,b]	14,278	439,191

		19,430,662
HOUSEHOLD DURABLES — 2.28%
Bassett Furniture Industries Inc.	34,520	471,543
Beazer Homes USA Inc.[a,b]	67,353	1,130,183
Blyth Inc.[b]	23,468	190,560
Cavco Industries Inc.[a,b]	20,401	1,387,268
Century Communities Inc.[a]	9,620	166,907
CSS Industries Inc.	22,313	541,090
Dixie Group Inc.[a,b]	34,109	295,725
Emerson Radio Corp.[a]	41,837	82,837
Flexsteel Industries	14,646	494,010
Hooker Furniture Corp.	30,471	463,464
Installed Building Products Inc.[a,b]	24,204	340,066
LGI Homes Inc.[a]	30,257	555,519
Libbey Inc.[a]	53,168	1,396,192
Lifetime Brands Inc.	27,935	427,685
M/I Homes Inc.[a,b]	61,223	1,213,440
NACCO Industries Inc. Class A	10,923	543,201
New Home Co. Inc. (The)[a]	25,381	342,644
Skullcandy Inc.[a]	54,803	426,915
Skyline Corp.[a]	1,988	8,210
Stanley Furniture Co. Inc.[a]	50,854	142,646
TRI Pointe Homes Inc.[a]	350,944	4,541,215
Turtle Beach Corp.[a]	17,381	132,965
UCP Inc.[a,b]	29,085	347,566
Universal Electronics Inc.[a,b]	38,601	1,905,731
WCI Communities Inc.[a,b]	28,695	529,136
Zagg Inc.[a]	80,111	447,019

		18,523,737
HOUSEHOLD PRODUCTS — 0.20%
Central Garden & Pet Co. Class Aa	104,314	838,685
Oil-Dri Corp. of America	14,665	382,317
Orchids Paper Products Co.	17,674	434,073

		1,655,075
INDEPENDENT POWER PRODUCERS & ENEREAGY TRADERS — 0.12%
American DG Energy Inc.[a,b]	92,573	106,459
Atlantic Power Corp.	295,420	703,100
Synthesis Energy Systems Inc.[a,b]	162,511	185,262

		994,821
INSURANCE — 1.79%
American Independence Corp.[a]	711	7,480
Amerisafe Inc.	42,726	1,671,014
Atlas Financial Holdings Inc.[a]	28,171	389,887
Baldwin & Lyons Inc. Class B	23,888	590,034
Blue Capital Reinsurance Holdings Ltd.[b]	20,009	353,959
Citizens Inc.[a,b]	104,452	674,760
Crawford & Co. Class B	64,405	531,341
Donegal Group Inc. Class A	19,932	306,155

Security	Shares	Value

eHealth Inc.[a,b]	41,872	$1,010,371
EMC Insurance Group Inc.	10,015	289,233
Federated National Holding Co.	30,571	858,739
First Acceptance Corp.[a]	59,436	147,996
Fortegra Financial Corp.[a]	16,667	164,837
Hallmark Financial Services Inc.[a,b]	39,616	408,441
HCI Group Inc.	21,315	767,127
Health Insurance Innovations Inc.[a,b]	18,109	195,396
Heritage Insurance Holdings Inc.[a]	16,893	254,409
Independence Holding Co.	18,602	247,221
Investors Title Co.	5,694	416,801
Kansas City Life Insurance Co.	6,223	275,990
Meadowbrook Insurance Group Inc.	117,812	689,200
National Interstate Corp.	14,149	394,757
Phoenix Companies Inc. (The)[a,b]	13,091	733,881
Stewart Information Services Corp.	52,994	1,555,374
United Insurance Holdings Corp.	42,900	643,500
Universal Insurance Holdings Inc.	72,566	938,278

		14,516,181
INTERNET & CATALOG RETAIL — 0.76%
1-800-FLOWERS.COM Inc. Class Aa	64,560	464,186
Blue Nile Inc.[a,b]	28,358	809,621
CafePress Inc.[a]	27,119	84,883
FTD Companies Inc.[a]	45,122	1,539,112
Gaiam Inc. Class Aa	40,298	295,787
Geeknet Inc.[a,b]	13,288	123,578
NutriSystem Inc.	69,867	1,073,856
Overstock.com Inc.[a]	25,611	431,802
PetMed Express Inc.	49,764	676,790
US Auto Parts Network Inc.[a]	52,165	147,105
Valuevision Media Inc. Class Aa	102,721	526,959

		6,173,679
INTERNET SOFTWARE & SERVICES — 3.92%
Aerohive Networks Inc.[a,b]	23,314	186,978
Amber Road Inc.[a,b]	21,848	378,844
Autobytel Inc.[a]	21,189	182,014
Bazaarvoice Inc.[a,b]	122,314	903,900
Blucora Inc.[a]	99,576	1,517,538
Borderfree Inc.[a,b]	14,622	188,624
Brightcove Inc.[a,b]	79,438	443,264
BroadVision Inc.[a]	11,719	103,713
Carbonite Inc.[a,b]	36,575	374,528
Care.com Inc.[a,b]	18,550	151,183
ChannelAdvisor Corp.[a,b]	50,662	830,857
Chegg Inc.[a,b]	180,300	1,125,072
Demand Media Inc.[a]	22,249	196,904
Dice Holdings Inc.[a]	90,792	760,837
Digital River Inc.[a]	79,923	1,160,482
E2open Inc.[a,b]	56,744	528,287
EarthLink Holdings Corp.	250,545	856,864
eGain Corp.[a,b]	40,021	240,126
Everyday Health Inc.[a,b]	18,517	258,683
Five9 Inc.[a,b]	29,841	195,160
Global Eagle Entertainment Inc.[a,b]	85,096	954,777
GTT Communications Inc.[a]	34,491	410,788
Internap Network Services Corp.[a,b]	139,260	960,894
IntraLinks Holdings Inc.[a]	92,155	746,456
iPass Inc.[a]	165,181	249,423
Limelight Networks Inc.[a]	155,048	362,037

45

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

September 30, 2014

Security	Shares	Value

Liquidity Services Inc.[a]	56,508	$776,985
LivePerson Inc.[a]	130,296	1,640,427
Local Corp.[a]	79,647	159,294
Marchex Inc. Class B	70,623	293,085
Marin Software Inc.[a,b]	64,469	554,433
MeetMe Inc.[a,b]	55,273	108,888
Millennial Media Inc.[a,b]	184,507	343,183
Monster Worldwide Inc.[a,b]	209,360	1,151,480
Move Inc.[a,b]	95,627	2,004,342
Perficient Inc.[a]	81,999	1,229,165
Q2 Holdings Inc.[a]	24,214	338,996
QuinStreet Inc.[a]	88,215	366,092
RealNetworks Inc.[a]	68,887	478,765
Reis Inc.	24,244	571,916
Rightside Group Ltd.[a]	21,355	208,211
SciQuest Inc.[a]	68,736	1,033,789
Spark Networks Inc.[a,b]	53,232	246,996
Stamps.com Inc.[a]	33,777	1,072,758
Support.com Inc.[a]	147,530	318,665
Synacor Inc.[a]	85,163	162,661
TechTarget Inc.[a,b]	35,200	302,368
Textura Corp.[a,b]	45,635	1,204,764
TheStreet.com Inc.	99,110	222,006
Travelzoo Inc.[a]	17,602	272,831
Tremor Video Inc.[a]	86,827	203,175
United Online Inc.	34,634	379,242
Unwired Planet Inc.[a,b]	225,068	418,627
World Energy Solutions Inc.[a]	21,932	107,686
XO Group Inc.[a]	65,532	734,614
YuMe Inc.[a,b]	26,800	134,000
Zix Corp.[a,b]	150,589	515,014

		31,822,691
IT SERVICES — 1.10%
Cass Information Systems Inc.	25,709	1,064,353
CIBER Inc.[a]	190,590	653,724
Computer Task Group Inc.	35,274	391,541
Datalink Corp.[a]	47,836	508,497
Edgewater Technology Inc.[a]	28,971	199,031
Global Cash Access Inc.[a,b]	153,778	1,038,002
Hackett Group Inc. (The)	70,055	417,528
Higher One Holdings Inc.[a]	83,176	205,445
Information Services Group Inc.[a,b]	90,928	345,526
Innodata Inc.[a]	65,021	198,314
InterCloud Systems Inc.[a,b]	7,044	31,980
Lionbridge Technologies Inc.[a]	161,016	724,572
Mattersight Corp.[a]	29,722	160,796
ModusLink Global Solutions Inc.[a,b]	106,506	380,226
NCI Inc. Class Aa	15,397	146,425
Newtek Business Services Inc.[a]	99,940	274,835
Pfsweb Inc.[a]	33,422	363,631
Planet Payment Inc.[a]	131,249	257,248
PRGX Global Inc.[a]	76,840	450,282
ServiceSource International Inc.[a,b]	167,526	541,109
StarTek Inc.[a,b]	41,182	318,749
WidePoint Corp.[a,b]	158,535	271,095

		8,942,909
LEISURE EQUIPMENT & PRODUCTS — 0.76%
Arctic Cat Inc.	29,291	1,019,913
Black Diamond Inc.[a,b]	58,391	441,436

Security	Shares	Value

Escalade Inc.	25,707	$310,026
JAKKS Pacific Inc.[a,b]	49,826	353,765
Johnson Outdoors Inc. Class A	12,486	323,387
LeapFrog Enterprises Inc.[a,b]	152,878	915,739
Malibu Boats Inc. Class Aa	19,717	365,159
Marine Products Corp.	21,315	168,175
Nautilus Inc.[a,b]	77,509	927,783
Smith & Wesson Holding Corp.[a]	132,336	1,249,252
Summer Infant Inc.[a]	39,385	137,848

		6,212,483
LIFE SCIENCES TOOLS & SERVICES — 1.18%
Affymetrix Inc.[a]	182,361	1,455,241
Albany Molecular Research Inc.[a,b]	59,770	1,319,124
Apricus Biosciences Inc.[a,b]	115,196	173,946
BG Medicine Inc.[a,b]	61,713	33,584
Cambrex Corp.[a]	79,747	1,489,674
Enzo Biochem Inc.[a]	97,509	502,171
Fluidigm Corp.[a,b]	69,726	1,708,287
Harvard Bioscience Inc.[a]	75,932	310,562
NanoString Technologies Inc.[a,b]	19,144	209,435
NeoGenomics Inc.[a,b]	99,805	519,984
Pacific Biosciences of California Inc.[a,b]	134,269	659,261
pSivida Corp.[a,b]	83,028	366,984
Sequenom Inc.[a,b]	284,899	846,150

		9,594,403
MACHINERY — 2.27%
Accuride Corp.[a]	98,840	374,604
Adept Technology Inc.[a,b]	31,288	263,132
Alamo Group Inc.	13,921	570,761
ARC Group Worldwide Inc.[a,b]	2,471	38,597
Columbus McKinnon Corp.	45,983	1,011,166
Commercial Vehicle Group Inc.[a,b]	69,870	431,797
Douglas Dynamics Inc.	53,827	1,049,626
Dynamic Materials Corp.	33,051	629,621
Eastern Co. (The)	18,895	301,942
Energy Recovery Inc.[a,b]	93,627	331,440
ExOne Co. (The)[a,b]	24,291	507,439
Federal Signal Corp.	144,631	1,914,914
FreightCar America Inc.	29,892	995,404
Gencor Industries Inc.[a]	17,571	173,601
Global Brass & Copper Holdings Inc.	52,237	766,317
Graham Corp.	24,059	691,696
Hardinge Inc.	31,942	349,445
Hurco Companies Inc.	16,102	606,401
Kadant Inc.	25,238	985,544
Key Technology Inc.[a]	16,898	221,364
L.B. Foster Co. Class A	23,295	1,070,172
L.S. Starrett Co. (The) Class A	20,559	284,537
Lydall Inc.[a]	41,493	1,120,726
Manitex International Inc.[a,b]	34,968	394,789
MFRI Inc.[a]	16,027	151,936
Miller Industries Inc.	29,085	491,536
NN Inc.	41,476	1,108,239
PMFG Inc.[a,b]	47,901	239,505
Supreme Industries Inc. Class A	35,723	278,997
Tecumseh Products Co.[a,b]	45,788	196,888
Twin Disc Inc.	18,136	488,947
Xerium Technologies Inc.[a]	28,667	418,825

		18,459,908

46

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

September 30, 2014

Security	Shares	Value

MARINE — 0.23%
Baltic Trading Ltd.[b]	123,841	$512,702
International Shipholding Corp.	15,432	276,078
Rand Logistics Inc.[a,b]	60,723	346,121
Safe Bulkers Inc.[b]	86,039	573,020
Ultrapetrol (Bahamas) Ltd.[a]	48,969	152,783

		1,860,704
MEDIA — 1.75%
A.H. Belo Corp. Class A	47,936	511,477
Ballantyne Strong Inc.[a,b]	67,714	301,327
Beasley Broadcast Group Inc. Class A	20,045	107,441
Carmike Cinemas Inc.[a]	58,310	1,806,444
Central European Media Enterprises Ltd. Class Aa,b	157,198	353,696
Dex Media Inc.[a,b]	40,700	389,092
Emmis Communications Corp.[a]	102,390	216,043
Entercom Communications Corp. Class Aa,b	62,721	503,650
Entravision Communications Corp. Class A	145,382	575,713
Global Sources Ltd.[a]	43,180	289,738
Gray Television Inc.[a]	121,905	960,611
Harte-Hanks Inc.	105,230	670,315
Hemisphere Media Group Inc.[a,b]	20,469	218,200
Journal Communications Inc. Class Aa,b	108,535	914,950
Lee Enterprises Inc.[a,b]	152,126	514,186
Martha Stewart Living Omnimedia Inc. Class Aa,b	76,835	276,606
McClatchy Co. (The) Class Aa	144,730	486,293
New Media Investment Group Inc.	87,809	1,460,264
Radio One Inc. Class Da	77,476	246,374
ReachLocal Inc.[a,b]	28,417	102,585
Reading International Inc. Class Aa	63,841	536,264
Rentrak Corp.[a,b]	24,198	1,474,626
Saga Communications Inc. Class A	10,326	346,747
Salem Communications Corp. Class A	31,940	243,063
Sizmek Inc.[a,b]	58,827	455,321
Townsquare Media Inc.[a]	21,457	257,913

		14,218,939
METALS & MINING — 0.99%
A.M. Castle & Co.[a]	46,804	399,706
Allied Nevada Gold Corp.[a,b]	255,137	844,504
Ampco-Pittsburgh Corp.	19,099	381,980
Comstock Mining Inc.[a,b]	198,488	240,171
Energy Fuels Inc.[a]	43,987	296,912
Friedman Industries Inc.	29,520	234,684
General Moly Inc.[a,b]	160,522	119,589
Gerber Scientific Inc. Escrow[a]	44,403	444
Gold Resource Corp.	92,162	471,869
Handy & Harman Ltd.[a]	8,737	229,434
Horsehead Holding Corp.[a,b]	119,397	1,973,632
Noranda Aluminium Holding Corp.	94,860	428,767
Olympic Steel Inc.	21,975	452,026
Rare Element Resources Ltd.[a,b]	126,515	82,235
Ryerson Holding Corp.[a]	26,452	338,586
Solitario Exploration & Royalty Corp.[a,b]	96,346	115,615
Synalloy Corp.	25,223	438,880
United States Antimony Corp.[a]	155,594	197,604
Universal Stainless & Alloy Products Inc.[a]	17,433	459,534
Walter Energy Inc.[b]	161,119	377,018

		8,083,190

Security	Shares	Value

MULTILINE RETAIL — 0.45%
Bon-Ton Stores Inc. (The)[b]	38,341	$320,531
Fred’s Inc. Class A	84,565	1,183,910
Gordmans Stores Inc.[a]	28,897	98,827
Tuesday Morning Corp.[a,b]	104,750	2,032,674

		3,635,942
OIL, GAS & CONSUMABLE FUELS — 3.48%
Abraxas Petroleum Corp.[a,b]	208,466	1,100,700
Adams Resources & Energy Inc.	6,583	291,561
American Eagle Energy Corp.[a]	74,455	303,032
Amyris Inc.[a,b]	74,125	280,934
Apco Oil and Gas International Inc.[a]	21,581	278,179
Ardmore Shipping Corp.	44,180	481,562
BioFuel Energy Corp.[a,b]	2,595	16,556
BPZ Resources Inc.[a,b]	331,529	633,220
Callon Petroleum Co.[a]	132,955	1,171,334
DHT Holdings Inc.	222,457	1,370,335
Emerald Oil Inc.[a,b]	143,050	879,758
Endeavour International Corp.[a,b]	134,133	40,106
Escalera Resources Co.[a]	32,175	61,133
Evolution Petroleum Corp.	51,594	473,633
FieldPoint Petroleum Corp.[a,b]	13,808	55,370
Forest Oil Corp.[a,b]	296,072	346,404
Frontline Ltd.[a,b]	148,862	187,566
FX Energy Inc.[a,b]	136,779	415,808
Gastar Exploration Inc.[a]	168,742	990,516
Hallador Energy Co.	22,339	264,494
Harvest Natural Resources Inc.[a,b]	112,742	413,763
Isramco Inc.[a]	2,603	317,982
Knightsbridge Tankers Ltd.[b]	77,017	681,600
Lilis Energy Inc.[a,b]	29,289	65,900
Magellan Petroleum Corp.[a]	149,572	318,588
Midstates Petroleum Co. Inc.[a,b]	91,008	459,590
Miller Energy Resources Inc.[a,b]	74,135	326,194
Navios Maritime Acquisition Corp.	201,278	545,463
Pacific Ethanol Inc.[a]	58,263	813,351
Panhandle Oil and Gas Inc.	17,147	1,023,676
PetroQuest Energy Inc.[a]	146,129	821,245
Quicksilver Resources Inc.[a,b]	309,746	186,715
Renewable Energy Group Inc.[a,b]	84,539	858,071
Rentech Inc.[a]	401,252	686,141
REX American Resources Corp.[a]	15,209	1,108,432
Ring Energy Inc.[a,b]	45,580	671,849
Royale Energy Inc.[a]	48,790	141,491
Saratoga Resources Inc.[a,b]	101,569	119,851
Swift Energy Co.[a,b]	107,238	1,029,485
Teekay Tankers Ltd. Class Ab	157,284	586,669
TransAtlantic Petroleum Ltd.[a]	55,402	498,064
Triangle Petroleum Corp.[a,b]	181,974	2,003,534
U.S. Energy Corp.[a]	79,648	254,077
Ur-Energy Inc.[a,b]	322,442	328,891
Uranerz Energy Corp.[a,b]	238,135	261,949
Uranium Energy Corp.[a,b]	245,027	306,284
Uranium Resources Inc.[a,b]	39,637	100,282
VAALCO Energy Inc.[a,b]	117,715	1,000,577
Vertex Energy Inc.[a,b]	36,237	252,210
Warren Resources Inc.[a,b]	181,325	961,023
Westmoreland Coal Co.[a]	34,768	1,300,671
Zion Oil & Gas Inc.[a,b]	110,636	190,294

		28,276,113

47

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

September 30, 2014

Security	Shares	Value

PAPER & FOREST PRODUCTS — 0.36%
Neenah Paper Inc.	38,518	$2,059,943
Verso Paper Corp.[a,b]	48,247	154,390
Wausau Paper Corp.	93,924	744,817

		2,959,150
PERSONAL PRODUCTS — 0.46%
Female Health Co. (The)[b]	55,576	193,960
IGI Laboratories Inc.[a]	84,835	790,662
Lifevantage Corp.[a,b]	273,490	311,779
Medifast Inc.[a]	32,123	1,054,598
Natural Alternatives International Inc.[a]	18,587	120,444
Nature’s Sunshine Products Inc.	25,160	373,123
Nutraceutical International Corp.[a]	24,206	506,147
Synutra International Inc.[a]	40,528	183,592
United-Guardian Inc.	9,124	203,739

		3,738,044
PHARMACEUTICALS — 3.37%
AcelRx Pharmaceuticals Inc.[a,b]	65,524	359,727
Achaogen Inc.[a]	16,893	151,361
Acura Pharmaceuticals Inc.[a]	42,248	33,122
Adolor Corp. Escrow[a]	77,501	1
Aerie Pharmaceuticals Inc.[a]	21,981	454,787
Agile Therapeutics Inc.[a]	22,437	163,790
Alexza Pharmaceuticals Inc.[a,b]	62,814	146,357
Alimera Sciences Inc.[a,b]	62,560	339,075
Amphastar Pharmaceuticals Inc.[a]	22,214	258,793
Ampio Pharmaceuticals Inc.[a,b]	108,474	382,913
ANI Pharmaceuticals Inc.[a,b]	16,827	475,868
Aratana Therapeutics Inc.[a,b]	59,790	600,292
AVANIR Pharmaceuticals Inc. Class Aa,b	399,759	4,765,127
Bio-Path Holdings Inc.[a,b]	179,623	361,042
Biodel Inc.[a,b]	49,173	82,119
BioDelivery Sciences International Inc.[a]	105,345	1,800,346
Cempra Inc.[a,b]	57,983	635,494
Columbia Laboratories Inc.[a]	26,323	155,042
Corcept Therapeutics Inc.[a,b]	159,482	427,412
Cumberland Pharmaceuticals Inc.[a]	41,514	205,079
Depomed Inc.[a,b]	142,795	2,169,056
DURECT Corp.[a]	254,382	373,942
Endocyte Inc.[a,b]	96,943	589,413
Heska Corp.[a]	22,402	295,482
Imprimis Pharmaceuticals Inc.[a,b]	17,866	132,566
Intersect ENT Inc.[a]	14,101	218,566
Intra-Cellular Therapies Inc.[a]	41,853	573,805
Ocera Therapeutics Inc.[a,b]	24,962	122,314
Omeros Corp.[a,b]	90,081	1,145,830
Pain Therapeutics Inc.[a]	105,244	411,504
Pernix Therapeutics Holdings Inc.[a,b]	81,423	625,329
POZEN Inc.	73,939	542,712
Relypsa Inc.[a]	41,383	872,767
Repros Therapeutics Inc.[a]	61,836	612,176
Revance Therapeutics Inc.[a,b]	19,494	376,819
SciClone Pharmaceuticals Inc.[a]	128,080	882,471
Sucampo Pharmaceuticals Inc. Class Aa,b	37,232	242,008
Supernus Pharmaceuticals Inc.[a]	62,995	547,427

Security	Shares	Value

Tenax Therapeutics Inc.[a,b]	71,416	$280,665
TherapeuticsMD Inc.[a,b]	247,484	1,148,326
Theravance Biopharma Inc.[a,b]	57,596	1,327,588
Transcept Pharmaceuticals Inc.[b]	44,578	90,270
VIVUS Inc.[a,b]	220,078	849,501
XenoPort Inc.[a,b]	155,066	834,255
Zogenix Inc.[a,b]	280,250	322,288

		27,384,827
PROFESSIONAL SERVICES — 1.06%
Barrett Business Services Inc.	16,903	667,500
CBIZ Inc.[a,b]	96,929	762,831
CDI Corp.	33,621	488,177
CRA International Inc.[a]	26,572	675,726
CTPartners Executive Search Inc.[a]	4,782	74,551
Franklin Covey Co.[a]	26,168	512,631
GP Strategies Corp.[a]	36,924	1,060,457
Heidrick & Struggles International Inc.	44,760	919,371
Hill International Inc.[a]	57,957	231,828
Hudson Global Inc.[a]	94,554	357,414
Odyssey Marine Exploration Inc.[a,b]	236,563	215,272
Pendrell Corp.[a]	394,350	528,429
RCM Technologies Inc.[a]	44,358	335,790
Resources Connection Inc.	89,424	1,246,571
Spherix Inc.[a,b]	17,248	26,907
VSE Corp.	10,393	509,465

		8,612,920
REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.46%
AG Mortgage Investment Trust Inc.	63,310	1,126,918
Agree Realty Corp.	35,993	985,488
AmREIT Inc.[b]	55,367	1,271,780
Apollo Commercial Real Estate Finance Inc.	103,495	1,625,906
Apollo Residential Mortgage Inc.	76,624	1,182,308
Ares Commercial Real Estate Corp.	65,953	770,991
Armada Hoffler Properties Inc.	53,480	485,598
Ashford Hospitality Prime Inc.[b]	66,641	1,014,942
BRT Realty Trust[a]	27,230	204,225
CareTrust REIT Inc.[a]	48,923	699,599
CatchMark Timber Trust Inc. Class A	46,427	508,840
Cedar Realty Trust Inc.	187,449	1,105,949
Chatham Lodging Trust	81,752	1,886,836
Cherry Hill Mortgage Investment Corp.[b]	22,980	429,726
City Office REIT Inc.	3,156	42,858
CyrusOne Inc.[b]	78,714	1,892,285
Dynex Capital Inc.	117,025	945,562
Ellington Residential Mortgage REIT	22,543	364,971
Excel Trust Inc.	148,193	1,744,232
Five Oaks Investment Corp.	25,814	271,047
Gladstone Commercial Corp.[b]	52,368	889,732
Gramercy Property Trust Inc.[b]	277,639	1,599,201
Hannon Armstrong Sustainable Infrastructure Capital Inc.	53,194	735,141
Independence Realty Trust Inc.[b]	33,745	326,652
Javelin Mortgage Investment Corp.[b]	35,008	420,446
Kite Realty Group Trust	72,784	1,764,284
Monmouth Real Estate Investment Corp. Class Ab	134,537	1,361,514
New York Mortgage Trust Inc.[b]	222,217	1,606,629
One Liberty Properties Inc.[b]	29,803	602,915
Orchid Island Capital Inc.	17,114	227,103
Owens Realty Mortgage Inc.	26,352	375,516
Physicians Realty Trust[b]	113,929	1,563,106

48

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

September 30, 2014

Security	Shares	Value

Preferred Apartment Communities Inc.	53,245	$442,998
QTS Realty Trust Inc. Class A	27,685	840,240
RAIT Financial Trust[b]	196,508	1,460,054
Rexford Industrial Realty Inc.[b]	111,877	1,548,378
Sotherly Hotels Inc.	24,872	194,002
Summit Hotel Properties Inc.	202,094	2,178,573
Terreno Realty Corp.[b]	83,805	1,578,048
Trade Street Residential Inc.	36,323	259,346
UMH Properties Inc.	54,623	518,919
Universal Health Realty Income Trust	31,849	1,327,466
Urstadt Biddle Properties Inc. Class A	57,509	1,167,433
Western Asset Mortgage Capital Corp.[b]	106,150	1,568,897
Whitestone REIT Class B	69,908	974,518
ZAIS Financial Corp.	18,980	327,595

		44,418,767
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.16%
AV Homes Inc.[a]	26,715	391,375
Consolidated-Tomoka Land Co.	11,620	570,193
Farmland Partners Inc.	7,372	81,092
Gladstone Land Corp.	20,510	246,325

		1,288,985
ROAD & RAIL — 0.62%
Celadon Group Inc.	49,912	970,788
Covenant Transportation Group Class Aa	23,382	434,671
P.A.M. Transportation Services Inc.[a,b]	10,439	378,414
Patriot Transportation Holding Inc.[a,b]	17,317	587,393
Quality Distribution Inc.[a]	63,159	807,172
USA Truck Inc.[a]	18,106	317,398
YRC Worldwide Inc.[a]	76,047	1,545,275

		5,041,111
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.17%
Alpha & Omega Semiconductor Ltd.[a]	51,717	486,140
Ambarella Inc.[a,b]	69,307	3,026,637
Amtech Systems Inc.[a]	28,764	307,775
ANADIGICS Inc.[a,b]	225,225	151,576
Axcelis Technologies Inc.[a]	275,612	548,468
AXT Inc.[a]	98,352	239,979
Cascade Microtech Inc.[a]	29,237	296,171
CEVA Inc.[a,b]	51,454	691,542
Cohu Inc.	60,540	724,664
CVD Equipment Corp.[a,b]	14,614	189,105
Cyberoptics Corp.[a]	23,023	258,318
DSP Group Inc.[a]	55,897	495,806
Entropic Communications Inc.[a]	210,845	560,848
Exar Corp.[a,b]	94,806	848,514
FormFactor Inc.[a,b]	131,823	945,171
GigOptix Inc.[a]	72,539	87,772
GSI Technology Inc.[a,b]	61,845	334,581
Inphi Corp.[a]	74,228	1,067,399
Integrated Silicon Solution Inc.	70,836	973,287
Intermolecular Inc.[a,b]	46,978	108,989
inTEST Corp.[a]	27,921	132,904
IXYS Corp.	53,567	562,453
Kopin Corp.[a]	163,571	556,141
Mattson Technology Inc.[a]	209,945	518,564
MaxLinear Inc. Class Aa,b	69,191	476,034
MoSys Inc.[a,b]	133,720	323,602

Security	Shares	Value

Nanometrics Inc.[a]	63,099	$952,795
NeoPhotonics Corp.[a]	58,969	197,546
NVE Corp.[a]	13,078	844,054
PDF Solutions Inc.[a,b]	71,790	905,272
Peregrine Semiconductor Corp.[a,b]	64,414	796,801
Pericom Semiconductor Corp.[a]	53,532	521,402
Photronics Inc.[a]	145,048	1,167,636
Pixelworks Inc.[a,b]	44,409	286,882
QuickLogic Corp.[a,b]	140,987	421,551
Rubicon Technology Inc.[a,b]	60,222	255,944
Rudolph Technologies Inc.[a]	87,162	788,816
Sigma Designs Inc.[a]	91,590	394,753
Silicon Image Inc.[a]	184,038	927,552
STR Holdings Inc.[a]	79,685	115,543
Ultra Clean Holdings Inc.[a]	69,080	618,266
Vitesse Semiconductor Corp.[a,b]	130,621	470,236
Xcerra Corp.[a]	120,522	1,179,910

		25,757,399
SOFTWARE — 2.85%
A10 Networks Inc.[a,b]	31,129	283,585
Actuate Corp.[a]	113,847	444,003
American Software Inc. Class A	67,848	598,419
Aware Inc.	43,494	160,493
Callidus Software Inc.[a]	116,124	1,395,810
Cinedigm Corp.[a,b]	181,001	280,552
Comverse Inc.[a,b]	52,266	1,167,100
Cover-All Technologies Inc.[a]	35,288	43,757
Covisint Corp.[a,b]	20,943	86,913
Cyan Inc.[a,b]	67,277	209,904
Datawatch Corp.[a,b]	22,741	233,095
Digimarc Corp.	17,723	367,043
Document Security Systems Inc.[a,b]	61,954	52,661
Ellie Mae Inc.[a,b]	68,510	2,233,426
Envivio Inc.[a,b]	71,478	131,520
EPIQ Systems Inc.	73,777	1,295,524
ePlus Inc.[a]	11,174	626,303
Evolving Systems Inc.	33,149	303,645
Exa Corp.[a]	33,815	381,433
FalconStor Software Inc.[a]	90,863	104,492
Gigamon Inc.[a,b]	59,200	619,824
Globalscape Inc.	38,291	92,281
Globant SAa	16,176	227,596
Glu Mobile Inc.[a,b]	201,909	1,043,870
Guidance Software Inc.[a,b]	49,138	330,699
Imperva Inc.[a,b]	52,991	1,522,431
Jive Software Inc.[a,b]	100,803	587,681
Liquid Holdings Group Inc.[a]	36,080	49,069
Mandalay Digital Group Inc.[a,b]	59,926	274,461
Mavenir Systems Inc.[a,b]	16,531	207,629
Mitek Systems Inc.[a,b]	76,148	183,517
Model N Inc.[a,b]	47,167	465,067
NetSol Technologies Inc.[a,b]	21,610	79,957
Park City Group Inc.[a]	27,007	266,289
Paycom Software Inc.[a]	15,953	264,182
QAD Inc. Class A	21,170	394,185
Qualys Inc.[a]	49,231	1,309,545
Rally Software Development Corp.[a,b]	60,851	730,821
Rosetta Stone Inc.[a,b]	51,960	418,278
Rubicon Project Inc. (The)[a]	19,368	227,187
Sapiens International Corp.[a]	60,521	447,855
SeaChange International Inc.[a]	79,558	553,724
Smith Micro Software Inc.[a]	100,209	89,236

49

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

September 30, 2014

Security	Shares	Value

Sonic Foundry Inc.[a]	7,134	$67,488
TeleCommunication Systems Inc.[a]	134,456	375,132
TeleNav Inc.[a,b]	56,034	375,428
TigerLogic Corp.[a]	29,817	27,432
Vasco Data Security International Inc.[a]	71,718	1,346,864
Vringo Inc.[a,b]	189,605	179,215
Wave Systems Corp.[a,b]	35,758	38,261

		23,194,882
SPECIALTY RETAIL — 1.62%
Aeropostale Inc.[a]	180,864	595,043
America’s Car-Mart Inc.[a,b]	18,268	723,230
bebe stores inc.	73,124	169,648
Big 5 Sporting Goods Corp.	40,057	375,334
Books-A-Million Inc.[a,b]	21,678	36,853
Build-A-Bear Workshop Inc.[a,b]	29,363	384,068
Cache Inc.[a]	36,059	30,362
Christopher & Banks Corp.[a,b]	89,204	882,227
Citi Trends Inc.[a]	36,635	809,633
Destination Maternity Corp.	30,693	473,900
Destination XL Group Inc.[a,b]	94,332	445,247
Haverty Furniture Companies Inc.	46,410	1,011,274
hhgregg Inc.[a,b]	24,783	156,381
Kirkland’s Inc.[a,b]	34,564	556,826
MarineMax Inc.[a,b]	61,972	1,044,228
New York & Co. Inc.[a]	66,291	200,862
Pacific Sunwear of California Inc.[a,b]	128,882	231,988
Pep Boys - Manny, Moe & Jack (The)[a]	122,188	1,088,695
Perfumania Holdings Inc.[a]	15,466	98,209
RadioShack Corp.[a,b]	272,801	270,073
Sears Hometown and Outlet Stores Inc.[a,b]	23,295	361,072
Shoe Carnival Inc.	32,864	585,308
Sportsman’s Warehouse Holdings Inc.[a]	23,821	160,434
Stein Mart Inc.	60,649	700,496
Systemax Inc.[a]	24,191	301,662
Tandy Leather Factory Inc.	24,852	234,851
Tilly’s Inc. Class Aa	23,507	176,773
Trans World Entertainment Corp.	39,899	146,030
West Marine Inc.[a]	40,365	363,285
Wet Seal Inc. Class Aa,b	247,686	130,159
Winmark Corp.	5,732	421,302

		13,165,453
TEXTILES, APPAREL & LUXURY GOODS — 0.49%
Charles & Colvard Ltd.[a]	61,839	131,099
Cherokee Inc.	26,677	485,788
Crown Crafts Inc.	32,565	242,609
Culp Inc.	22,362	405,870
Delta Apparel Inc.[a]	23,788	216,233
Joe’s Jeans Inc.[a,b]	157,704	152,973
Mossimo Inc. Escrow[a]	21,276	—
Perry Ellis International Inc.[a]	29,527	600,875
Rocky Brands Inc.	21,592	304,231
Sequential Brands Group Inc.[a,b]	41,309	516,363
Superior Uniform Group Inc.	1,394	30,180
Unifi Inc.[a]	35,181	911,188

		3,997,409
THRIFTS & MORTGAGE FINANCE — 3.44%
ASB Bancorp Inc.[a]	13,599	274,020

Security	Shares	Value

Banc of California Inc.	60,503	$703,650
Bank Mutual Corp.	115,224	738,586
BankFinancial Corp.	60,117	624,014
BBX Capital Corp.[a]	20,488	357,106
Bear State Financial Inc.[a]	11,264	101,376
Berkshire Hills Bancorp Inc.	59,261	1,392,041
Cape Bancorp Inc.	50,461	475,847
Charter Financial Corp.	66,327	709,699
Cheviot Financial Corp.	20,367	259,476
Chicopee Bancorp Inc.	9,975	148,029
Clifton Bancorp Inc.	64,810	815,958
Dime Community Bancshares Inc.	77,565	1,116,936
ESB Financial Corp.	40,423	472,141
ESSA Bancorp Inc.	41,215	465,729
Federal Agricultural Mortgage Corp. Class C NVS	25,332	814,170
First Defiance Financial Corp.	25,382	685,568
First Financial Northwest Inc.	48,538	495,573
Fox Chase Bancorp Inc.	42,168	687,760
Franklin Financial Corp.[a]	35,136	653,881
Hampden Bancorp Inc.	15,075	259,139
Heritage Financial Group Inc.	27,214	549,451
Hingham Institution for Savings	3,627	295,782
Home Bancorp Inc.[a]	24,374	553,533
HomeStreet Inc.	37,361	638,499
HopFed Bancorp Inc.	22,531	257,755
IMPAC Mortgage Holdings Inc.[a,b]	20,957	132,448
Laporte Bancorp Inc.	4,357	48,842
Meridian Bancorp Inc.[a]	55,487	585,943
Meta Financial Group Inc.	17,199	606,437
NMI Holdings Inc. Class Aa,b	123,709	1,070,083
Ocean Shore Holding Co.	16,534	237,759
OceanFirst Financial Corp.	37,698	599,775
Peoples Federal Bancshares Inc.	24,091	481,820
Provident Financial Holdings Inc.	28,384	414,123
Pulaski Financial Corp.	36,308	417,542
Riverview Bancorp Inc.[a]	55,008	219,482
Security National Financial Corp. Class Aa	25,146	124,976
SI Financial Group Inc.	45,094	504,602
Simplicity Bancorp Inc.	32,819	551,359
Stonegate Mortgage Corp.[a,b]	33,566	436,022
Territorial Bancorp Inc.	32,282	655,002
Tree.com Inc.[a]	17,786	638,339
United Community Financial Corp.	143,246	670,391
United Financial Bancorp Inc.	127,740	1,621,021
Walker & Dunlop Inc.[a,b]	45,498	604,668
Waterstone Financial Inc.	84,210	972,625
Westfield Financial Inc.	43,554	307,491
WSFS Financial Corp.	21,219	1,519,493

		27,965,962
TOBACCO — 0.08%
22nd Century Group Inc.[a,b]	100,609	253,535
Alliance One International Inc.[a]	202,814	399,543

		653,078
TRADING COMPANIES & DISTRIBUTORS — 0.64%
Aceto Corp.	67,956	1,312,910
BlueLinx Holdings Inc.[a,b]	108,392	141,993
CAI International Inc.[a,b]	38,670	748,264
Essex Rental Corp.[a]	58,945	123,784
General Finance Corp.[a]	27,094	240,324

50

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

September 30, 2014

Security	Shares	Value

Houston Wire & Cable Co.	42,295	$506,694
Huttig Building Products Inc.[a]	51,380	190,106
Lawson Products Inc.[a]	15,609	347,925
Stock Building Supply Holdings Inc.[a,b]	35,682	560,564
Titan Machinery Inc.[a,b]	40,843	530,551
Transcat Inc.[a]	21,094	194,276
Willis Lease Finance Corp.[a]	16,230	333,040

		5,230,431
WATER UTILITIES — 0.58%
Artesian Resources Corp. Class A	25,046	504,427
Cadiz Inc.[a,b]	45,089	468,475
Connecticut Water Service Inc.	24,602	799,565
Consolidated Water Co. Ltd.[b]	34,080	398,054
Middlesex Water Co.	35,960	704,816
Pure Cycle Corp.[a,b]	50,353	325,784
SJW Corp.	32,574	875,263
York Water Co. (The)	33,160	663,200

		4,739,584
WIRELESS TELECOMMUNICATION SERVICES — 0.32%
Boingo Wireless Inc.[a,b]	49,928	355,987
Leap Wireless International Inc.	158,735	400,012
NTELOS Holdings Corp.	43,023	457,765
Shenandoah Telecommunications Co.	56,647	1,405,412

		2,619,176

TOTAL COMMON STOCKS
(Cost: $839,658,169)		811,793,385

RIGHTS — 0.00%

ENERGY - ALTERNATE SOURCES — 0.00%
BioFuel Energy Corp.[a]	2,595	7,474

		7,474

TOTAL RIGHTS
(Cost: $9,832)		7,474

SHORT-TERM INVESTMENTS — 23.38%

MONEY MARKET FUNDS — 23.38%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	177,997,797	177,997,797
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	11,035,997	11,035,997

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	1,055,561	$1,055,561

		190,089,355

TOTAL SHORT-TERM INVESTMENTS
(Cost: $190,089,355)		190,089,355

TOTAL INVESTMENTS IN SECURITIES — 123.24%
(Cost: $1,029,757,356)		1,001,890,214
Other Assets, Less Liabilities — (23.24)%		(188,899,433)

NET ASSETS — 100.00%		$812,990,781

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

51

Schedule of Investments  (Unaudited)

iSHARES® RUSSELL 3000 ETF

September 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.88%

AEROSPACE & DEFENSE — 2.51%
AAR Corp.	10,532	$254,348
AeroVironment Inc.[a,b]	4,568	137,360
Alliant Techsystems Inc.	8,304	1,059,923
American Science and Engineering Inc.	2,149	119,012
Astronics Corp.[a]	3,692	176,035
Astronics Corp. Class Ba	738	35,055
B/E Aerospace Inc.[a]	27,333	2,294,332
Boeing Co. (The)	189,032	24,078,896
Cubic Corp.	5,117	239,476
Curtiss-Wright Corp.	12,263	808,377
DigitalGlobe Inc.[a,b]	19,299	550,021
Ducommun Inc.[a]	2,759	75,624
Engility Holdings Inc.[a,b]	4,152	129,418
Erickson Inc.[a,b]	976	12,678
Esterline Technologies Corp.[a]	8,448	940,009
Exelis Inc.	48,413	800,751
GenCorp Inc.[a]	15,515	247,774
General Dynamics Corp.	79,467	10,099,461
HEICO Corp.	17,111	799,084
Hexcel Corp.[a]	25,876	1,027,277
Honeywell International Inc.	202,816	18,886,226
Huntington Ingalls Industries Inc.	12,767	1,330,449
Keyw Holding Corp. (The)[a,b]	8,612	95,335
Kratos Defense & Security Solutions Inc.[a,b]	10,488	68,801
L-3 Communications Holdings Inc.	22,415	2,665,592
LMI Aerospace Inc.[a,b]	2,278	29,158
Lockheed Martin Corp.	70,412	12,869,905
Moog Inc. Class Aa	11,793	806,641
National Presto Industries Inc.	1,218	73,945
Northrop Grumman Corp.	55,664	7,334,289
Orbital Sciences Corp.[a]	15,296	425,229
Precision Castparts Corp.	37,624	8,912,373
Raytheon Co.	81,316	8,263,332
Rockwell Collins Inc.	35,224	2,765,084
SIFCO Industries Inc.	654	19,685
Sparton Corp.[a]	2,668	65,766
Spirit AeroSystems Holdings Inc. Class Aa	30,927	1,177,082
Taser International Inc.[a,b]	14,340	221,410
Teledyne Technologies Inc.[a]	9,591	901,650
Textron Inc.	71,877	2,586,853
TransDigm Group Inc.	13,568	2,500,989
Triumph Group Inc.	13,378	870,239
United Technologies Corp.	237,854	25,117,382
Vectrus Inc.[a]	2,690	52,528

		141,924,854
AIR FREIGHT & LOGISTICS — 0.66%
Air Transport Services Group Inc.[a]	13,683	99,612
Atlas Air Worldwide Holdings Inc.[a,b]	6,880	227,177
C.H. Robinson Worldwide Inc.	38,577	2,558,427
Echo Global Logistics Inc.[a,b]	6,952	163,720
Expeditors International of Washington Inc.	51,300	2,081,754
FedEx Corp.	76,650	12,375,142
Forward Air Corp.	7,569	339,318

Security	Shares	Value

Hub Group Inc. Class Aa	9,673	$392,047
Park-Ohio Holdings Corp.	2,258	108,068
United Parcel Service Inc. Class B	184,006	18,085,950
UTi Worldwide Inc.[a]	23,482	249,614
XPO Logistics Inc.[a,b]	13,363	503,384

		37,184,213
AIRLINES — 0.54%
Alaska Air Group Inc.	35,721	1,555,292
Allegiant Travel Co.	3,880	479,801
American Airlines Group Inc.	187,136	6,639,585
Copa Holdings SA Class A	8,604	923,123
Delta Air Lines Inc.	220,399	7,967,424
Hawaiian Holdings Inc.[a,b]	13,443	180,808
JetBlue Airways Corp.[a,b]	61,559	653,757
Republic Airways Holdings Inc.[a,b]	12,334	137,031
SkyWest Inc.	13,251	103,093
Southwest Airlines Co.	179,817	6,072,420
Spirit Airlines Inc.[a]	18,874	1,304,948
United Continental Holdings Inc.[a]	97,022	4,539,660

		30,556,942
AUTO COMPONENTS — 0.42%
American Axle & Manufacturing Holdings Inc.[a,b]	17,312	290,322
BorgWarner Inc.	59,428	3,126,507
Cooper Tire & Rubber Co.	16,276	467,121
Cooper-Standard Holding Inc.[a]	3,552	221,645
Dana Holding Corp.	41,947	804,124
Dorman Products Inc.[a]	6,356	254,621
Drew Industries Inc.	5,925	249,976
Federal-Mogul Holdings Corp.[a]	7,563	112,462
Fox Factory Holding Corp.[a]	2,562	39,711
Fuel Systems Solutions Inc.[a]	3,815	33,992
Gentex Corp.	37,619	1,007,061
Gentherm Inc.[a]	9,175	387,460
Goodyear Tire & Rubber Co. (The)	71,429	1,613,224
Johnson Controls Inc.	172,630	7,595,720
Lear Corp.	20,844	1,801,130
Modine Manufacturing Co.[a]	12,382	146,974
Motorcar Parts of America Inc.[a]	3,921	106,690
Remy International Inc.	3,647	74,873
Shiloh Industries Inc.[a]	1,277	21,722
Spartan Motors Inc.	9,121	42,595
Standard Motor Products Inc.	5,032	173,252
Stoneridge Inc.[a,b]	7,171	80,817
Strattec Security Corp.	900	73,215
Superior Industries International Inc.	5,924	103,848
Tenneco Inc.[a]	15,778	825,347
Tower International Inc.[a]	5,291	133,280
TRW Automotive Holdings Corp.[a]	28,756	2,911,545
Visteon Corp.[a]	11,411	1,109,720

		23,808,954
AUTOMOBILES — 0.68%
Ford Motor Co.	1,005,685	14,874,081
General Motors Co.	416,770	13,311,634
Harley-Davidson Inc.	56,751	3,302,908
Tesla Motors Inc.[a]	24,700	5,994,196
Thor Industries Inc.	12,204	628,506

52

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

September 30, 2014

Security	Shares	Value

Winnebago Industries Inc.[a,b]	7,721	$168,086

		38,279,411
BEVERAGES — 1.78%
Boston Beer Co. Inc. (The) Class Aa,b	2,089	463,257
Brown-Forman Corp. Class B NVS	39,823	3,592,831
Coca-Cola Bottling Co. Consolidated	1,187	88,586
Coca-Cola Co. (The)	1,030,131	43,945,388
Coca-Cola Enterprises Inc.	65,358	2,899,281
Constellation Brands Inc. Class Aa	41,672	3,632,132
Craft Brew Alliance Inc.[a,b]	2,683	38,635
Dr Pepper Snapple Group Inc.	51,037	3,282,189
Molson Coors Brewing Co. Class B NVS	35,336	2,630,412
Monster Beverage Corp.[a]	37,182	3,408,474
National Beverage Corp.[a]	2,855	55,672
PepsiCo Inc.	393,335	36,615,555

		100,652,412
BIOTECHNOLOGY — 3.01%
ACADIA Pharmaceuticals Inc.[a,b]	21,584	534,420
Acceleron Pharma Inc.[a]	4,207	127,220
Achillion Pharmaceuticals Inc.[a,b]	24,272	242,235
Acorda Therapeutics Inc.[a,b]	10,492	355,469
Actinium Pharmaceuticals Inc.[a,b]	5,153	34,525
Adamas Pharmaceuticals Inc.[a]	756	14,077
Aegerion Pharmaceuticals Inc.[a,b]	7,487	249,916
Agenus Inc.[a]	16,172	50,295
Agios Pharmaceuticals Inc.[a,b]	3,463	212,455
Akebia Therapeutics Inc.[a,b]	2,038	45,101
Alder Biopharmaceuticals Inc.[a]	2,082	26,400
Alexion Pharmaceuticals Inc.[a]	51,396	8,522,485
Alkermes PLC[a]	37,507	1,607,925
Alnylam Pharmaceuticals Inc.[a,b]	17,226	1,345,351
AMAG Pharmaceuticals Inc.[a,b]	5,653	180,387
Amgen Inc.	196,413	27,588,170
Anacor Pharmaceuticals Inc.[a,b]	8,952	219,055
Applied Genetic Technologies Corp.[a,b]	1,265	23,542
Ardelyx Inc.[a]	1,280	18,189
Arena Pharmaceuticals Inc.[a,b]	56,366	236,174
ARIAD Pharmaceuticals Inc.[a,b]	45,387	245,090
Array BioPharma Inc.[a,b]	33,256	118,724
Arrowhead Research Corp.[a,b]	13,481	199,114
Auspex Pharmaceuticals Inc.[a]	2,097	53,830
Avalanche Biotechnologies Inc.[a]	1,789	61,166
BioCryst Pharmaceuticals Inc.[a,b]	18,211	178,104
Biogen Idec Inc.[a,b]	61,546	20,360,032
BioMarin Pharmaceutical Inc.[a]	37,890	2,734,142
BioSpecifics Technologies Corp.[a]	945	33,358
Biotime Inc.[a,b]	7,936	24,919
Bluebird Bio Inc.[a]	4,832	173,372
Cara Therapeutics Inc.[a]	1,407	11,805
Celgene Corp.[a]	208,149	19,728,362
Celldex Therapeutics Inc.[a,b]	24,354	315,628
Cellular Dynamics International Inc.[a,b]	2,519	17,709
Cepheid Inc.[a,b]	18,335	807,290
ChemoCentryx Inc.[a,b]	6,399	28,796
Chimerix Inc.[a]	6,897	190,495
Clovis Oncology Inc.[a,b]	6,346	287,855
CTI BioPharma Corp.[a,b]	29,164	70,577
Cubist Pharmaceuticals Inc.[a]	19,540	1,296,284

Security	Shares	Value

Cytokinetics Inc.[a]	6,444	$22,683
Cytori Therapeutics Inc.[a,b]	13,891	9,390
CytRx Corp.[a,b]	14,497	36,822
Dendreon Corp.[a,b]	50,942	73,356
Dicerna Pharmaceuticals Inc.[a]	924	11,763
Durata Therapeutics Inc.[a,b]	6,546	83,003
Dyax Corp.[a,b]	34,669	350,850
Dynavax Technologies Corp.[a,b]	81,270	116,216
Eleven Biotherapeutics Inc.[a,b]	1,195	13,312
Emergent BioSolutions Inc.[a,b]	6,738	143,587
Enanta Pharmaceuticals Inc.[a,b]	2,626	103,911
Epizyme Inc.[a,b]	3,656	99,114
Esperion Therapeutics Inc.[a]	1,212	29,646
Exact Sciences Corp.[a,b]	22,090	428,104
Exelixis Inc.[a,b]	47,684	72,957
Five Prime Therapeutics Inc.[a,b]	3,670	43,049
Flexion Therapeutics Inc.[a,b]	1,188	21,693
Foundation Medicine Inc.[a,b]	2,550	48,348
Galectin Therapeutics Inc.[a,b]	4,680	23,540
Galena Biopharma Inc.[a,b]	31,074	64,012
Genocea Biosciences Inc.[a]	1,016	9,195
Genomic Health Inc.[a,b]	4,121	116,666
Geron Corp.[a,b]	33,951	67,902
Gilead Sciences Inc.[a]	398,423	42,412,128
Halozyme Therapeutics Inc.[a,b]	29,166	265,411
Heron Therapeutics Inc.[a,b]	5,054	42,100
Hyperion Therapeutics Inc.[a]	2,279	57,476
Idera Pharmaceuticals Inc.[a,b]	15,651	35,841
Immune Design Corp.[a]	1,580	27,903
ImmunoGen Inc.[a,b]	21,607	228,818
Immunomedics Inc.[a,b]	16,704	62,139
Incyte Corp.[a,b]	37,541	1,841,386
Infinity Pharmaceuticals Inc.[a]	12,416	166,623
Inovio Pharmaceuticals Inc.[a,b]	15,638	154,034
Insmed Inc.[a,b]	11,509	150,192
Insys Therapeutics Inc.[a,b]	1,917	74,341
Intercept Pharmaceuticals Inc.[a,b]	3,236	765,929
Intrexon Corp.[a,b]	9,168	170,341
Ironwood Pharmaceuticals Inc. Class Aa	30,410	393,962
Isis Pharmaceuticals Inc.[a,b]	30,575	1,187,227
Karyopharm Therapeutics Inc.[a,b]	3,691	128,964
Keryx Biopharmaceuticals Inc.[a,b]	25,568	351,560
Kindred Biosciences Inc.[a,b]	2,725	25,206
Kite Pharma Inc.[a]	2,237	63,754
Kythera Biopharmaceuticals Inc.[a,b]	5,191	170,057
Lexicon Pharmaceuticals Inc.[a,b]	58,008	81,791
Ligand Pharmaceuticals Inc. Class Ba,b	5,494	258,163
Loxo Oncology Inc.[a]	939	12,329
MacroGenics Inc.[a,b]	5,086	106,297
MannKind Corp.[a,b]	59,029	348,861
Medivation Inc.[a]	19,548	1,932,711
Merrimack Pharmaceuticals Inc.[a,b]	23,513	206,444
MiMedx Group Inc.[a,b]	21,847	155,769
Mirati Therapeutics Inc.[a]	1,864	32,639
Momenta Pharmaceuticals Inc.[a]	12,220	138,575
Myriad Genetics Inc.[a,b]	19,449	750,148
NanoViricides Inc.[a,b]	10,416	31,248
Navidea Biopharmaceuticals Inc.[a,b]	25,219	33,289
NeoStem Inc.[a,b]	6,156	34,043
Neuralstem Inc.[a]	17,876	58,633
Neurocrine Biosciences Inc.[a,b]	17,653	276,623
NewLink Genetics Corp.[a,b]	4,714	100,974

53

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

September 30, 2014

Security	Shares	Value

Northwest Biotherapeutics Inc.[a,b]	9,229	$46,422
Novavax Inc.[a,b]	67,452	281,275
NPS Pharmaceuticals Inc.[a,b]	27,283	709,358
Ohr Pharmaceutical Inc.[a,b]	5,461	39,592
OncoMed Pharmaceuticals Inc.[a,b]	3,395	64,267
Oncothyreon Inc.[a]	18,389	35,307
Ophthotech Corp.[a,b]	3,669	142,834
Opko Health Inc.[a,b]	48,857	415,773
Orexigen Therapeutics Inc.[a,b]	38,374	163,473
Organovo Holdings Inc.[a,b]	16,240	103,449
Osiris Therapeutics Inc.[a,b]	4,196	52,828
Otonomy Inc.[a]	1,864	44,736
OvaScience Inc.[a]	1,949	32,353
PDL BioPharma Inc.	46,257	345,540
Peregrine Pharmaceuticals Inc.[a,b]	35,538	48,332
Pharmacyclics Inc.[a,b]	15,798	1,855,159
Portola Pharmaceuticals Inc.[a,b]	9,494	240,008
Progenics Pharmaceuticals Inc.[a,b]	21,675	112,493
Prothena Corp. PLC[a]	6,028	133,580
PTC Therapeutics Inc.[a,b]	5,674	249,713
Puma Biotechnology Inc.[a,b]	6,024	1,437,146
Radius Health Inc.[a]	1,819	38,199
Raptor Pharmaceutical Corp.[a,b]	17,762	170,338
Receptos Inc.[a]	4,459	276,948
Regado Biosciences Inc.[a,b]	4,018	4,540
Regeneron Pharmaceuticals Inc.[a]	20,500	7,390,660
Regulus Therapeutics Inc.[a]	3,328	22,730
Repligen Corp.[a]	8,014	159,559
Retrophin Inc.[a,b]	4,917	44,351
Rigel Pharmaceuticals Inc.[a]	22,039	42,756
Sage Therapeutics Inc.[a]	1,491	46,966
Sangamo BioSciences Inc.[a,b]	19,518	210,502
Sarepta Therapeutics Inc.[a,b]	11,268	237,755
Seattle Genetics Inc.[a,b]	26,016	967,275
Spectrum Pharmaceuticals Inc.[a]	15,460	125,844
Stemline Therapeutics Inc.[a]	2,336	29,107
Sunesis Pharmaceuticals Inc.[a,b]	15,934	113,769
Synageva BioPharma Corp.[a,b]	5,264	362,058
Synergy Pharmaceuticals Inc.[a,b]	20,900	58,206
Synta Pharmaceuticals Corp.[a,b]	26,868	80,873
T2 Biosystems Inc.[a]	1,551	28,058
TESARO Inc.[a,b]	5,546	149,298
Tetraphase Pharmaceuticals Inc.[a,b]	7,256	144,757
TG Therapeutics Inc.[a,b]	4,008	42,765
Threshold Pharmaceuticals Inc.[a,b]	11,687	42,190
Ultragenyx Pharmaceutical Inc.[a]	1,935	109,521
United Therapeutics Corp.[a]	12,683	1,631,668
Vanda Pharmaceuticals Inc.[a,b]	7,326	76,044
Verastem Inc.[a,b]	4,066	34,642
Versartis Inc.[a,b]	1,799	34,163
Vertex Pharmaceuticals Inc.[a]	61,250	6,878,987
Vital Therapies Inc.[a,b]	1,351	27,574
Xencor Inc.[a,b]	3,807	35,443
XOMA Corp.[a,b]	23,263	97,937
Zafgen Inc.[a]	1,789	35,154
ZIOPHARM Oncology Inc.[a,b]	17,301	45,675

		170,243,041
BUILDING PRODUCTS — 0.22%
A.O. Smith Corp.	19,769	934,678
AAON Inc.	10,732	182,551

Security	Shares	Value

Advanced Drainage Systems Inc.[a]	3,954	$82,836
Allegion PLC	24,762	1,179,662
American Woodmark Corp.[a]	2,795	103,024
Apogee Enterprises Inc.	7,445	296,311
Armstrong World Industries Inc.[a]	11,725	656,600
Builders FirstSource Inc.[a]	11,583	63,127
Continental Building Products Inc.[a,b]	4,141	60,459
Fortune Brands Home & Security Inc.	42,732	1,756,713
Gibraltar Industries Inc.[a]	7,936	108,644
Griffon Corp.	11,768	134,038
Insteel Industries Inc.	4,531	93,157
Lennox International Inc.	12,876	989,778
Masco Corp.	92,184	2,205,041
Masonite International Corp.[a]	7,648	423,546
NCI Building Systems Inc.[a,b]	7,813	151,572
Norcraft Companies Inc.[a]	1,933	30,831
Nortek Inc.[a,b]	2,159	160,846
Owens Corning	30,808	978,154
Patrick Industries Inc.[a]	1,594	67,522
PGT Inc.[a]	15,339	142,959
Ply Gem Holdings Inc.[a,b]	4,073	44,151
Quanex Building Products Corp.	9,553	172,814
Simpson Manufacturing Co. Inc.	10,410	303,451
Trex Co. Inc.[a,b]	8,975	310,266
Universal Forest Products Inc.	5,125	218,889
USG Corp.[a,b]	24,120	663,059

		12,514,679
CAPITAL MARKETS — 2.20%
Actua Corp.[a]	9,818	157,284
Affiliated Managers Group Inc.[a]	14,354	2,875,968
Ameriprise Financial Inc.	49,352	6,089,050
Arlington Asset Investment Corp. Class Ab	5,776	146,768
Artisan Partners Asset Management Inc.	7,098	369,451
Bank of New York Mellon Corp. (The)	296,403	11,479,688
BGC Partners Inc. Class A	44,955	334,016
BlackRock Inc.[c]	33,140	10,880,525
Calamos Asset Management Inc. Class A	5,105	57,533
Charles Schwab Corp. (The)	292,100	8,584,819
CIFC Corp.	1,690	15,295
Cohen & Steers Inc.[b]	4,800	184,512
CorEnergy Infrastructure Trust Inc.	8,230	61,560
Cowen Group Inc. Class Aa,b	22,269	83,509
Diamond Hill Investment Group Inc.	735	90,442
E*TRADE Financial Corp.[a]	74,041	1,672,586
Eaton Vance Corp. NVS	31,080	1,172,648
Evercore Partners Inc. Class A	8,155	383,285
FBR & Co.[a]	2,470	67,974
Federated Investors Inc. Class B	23,854	700,354
Financial Engines Inc.	13,909	475,896
Franklin Resources Inc.	103,131	5,631,984
FXCM Inc. Class A	13,572	215,116
GAMCO Investors Inc. Class A	1,707	120,753
GFI Group Inc.	18,041	97,602
Goldman Sachs Group Inc. (The)	116,027	21,299,076
Greenhill & Co. Inc.	7,564	351,650
HFF Inc. Class A	8,510	246,365
INTL FCStone Inc.[a]	3,672	63,599
Invesco Ltd.	112,462	4,440,000
Investment Technology Group Inc.[a]	9,992	157,474
Janus Capital Group Inc.	38,656	562,058

54

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

September 30, 2014

Security	Shares	Value

KCG Holdings Inc. Class Aa,b	13,720	$138,984
Ladenburg Thalmann Financial Services Inc.[a]	27,097	114,891
Lazard Ltd. Class A	32,114	1,628,180
Legg Mason Inc.	26,983	1,380,450
LPL Financial Holdings Inc.	22,682	1,044,506
Manning & Napier Inc.	3,566	59,873
Marcus & Millichap Inc.[a]	2,083	63,032
Moelis & Co.	1,916	65,431
Morgan Stanley	398,937	13,791,252
Northern Trust Corp.	61,472	4,181,940
NorthStar Asset Management Group Inc.[a]	48,079	885,615
Oppenheimer Holdings Inc. Class A	2,662	53,906
Piper Jaffray Companies Inc.[a]	3,923	204,938
Pzena Investment Management Inc. Class A	2,924	27,924
Raymond James Financial Inc.	32,779	1,756,299
RCS Capital Corp. Class A	1,292	29,096
Safeguard Scientifics Inc.[a,b]	5,528	101,715
SEI Investments Co.	34,518	1,248,171
Silvercrest Asset Management Group Inc.	1,456	19,831
State Street Corp.	111,882	8,235,634
Stifel Financial Corp.[a]	17,328	812,510
SWS Group Inc.[a]	7,463	51,420
T. Rowe Price Group Inc.	67,919	5,324,850
TD Ameritrade Holding Corp.	69,787	2,328,792
Virtus Investment Partners Inc.	1,961	340,626
Waddell & Reed Financial Inc. Class A	22,409	1,158,321
Walter Investment Management Corp.[a,b]	9,313	204,420
Westwood Holdings Group Inc.	1,759	99,718
WisdomTree Investments Inc.[a]	26,030	296,221

		124,717,386
CHEMICALS — 2.61%
A. Schulman Inc.	7,665	277,166
Advanced Emissions Solutions Inc.[a]	7,205	153,250
Air Products and Chemicals Inc.	55,154	7,179,948
Airgas Inc.	19,286	2,133,996
Albemarle Corp.	21,087	1,242,024
American Vanguard Corp.	7,167	80,270
Ashland Inc.	20,524	2,136,548
Axiall Corp.	18,039	645,977
Balchem Corp.	7,658	433,213
Cabot Corp.	16,527	839,076
Calgon Carbon Corp.[a]	14,823	287,270
Celanese Corp. Series A	40,527	2,371,640
CF Industries Holdings Inc.	13,592	3,795,158
Chase Corp.	1,670	51,970
Chemtura Corp.[a]	22,709	529,801
Cytec Industries Inc.	18,916	894,538
Dow Chemical Co. (The)	312,935	16,410,311
E.I. du Pont de Nemours and Co.	238,704	17,129,399
Eastman Chemical Co.	39,055	3,159,159
Ecolab Inc.	69,271	7,954,389
Ferro Corp.[a,b]	18,687	270,775
Flotek Industries Inc.[a]	14,516	378,432
FMC Corp.	34,258	1,959,215
FutureFuel Corp.	5,060	60,163
H.B. Fuller Co.	12,939	513,678
Hawkins Inc.	2,340	84,146
Huntsman Corp.	52,421	1,362,422
Innophos Holdings Inc.	5,687	313,297
Innospec Inc.	5,957	213,856

Security	Shares	Value

International Flavors & Fragrances Inc.	21,110	$2,024,027
Intrepid Potash Inc.[a]	13,915	214,987
KMG Chemicals Inc.	2,024	32,951
Koppers Holdings Inc.	5,500	182,380
Kraton Performance Polymers Inc.[a]	8,454	150,566
Kronos Worldwide Inc.	5,225	72,001
Landec Corp.[a]	6,725	82,381
LSB Industries Inc.[a]	4,889	174,586
LyondellBasell Industries NV Class A	114,582	12,450,480
Marrone Bio Innovations Inc.[a,b]	2,942	7,826
Minerals Technologies Inc.	9,270	572,052
Monsanto Co.	136,287	15,333,650
Mosaic Co. (The)	86,922	3,860,206
NewMarket Corp.	2,349	895,016
Olin Corp.[b]	20,712	522,978
OM Group Inc.	8,456	219,433
OMNOVA Solutions Inc.[a]	11,900	63,903
Platform Specialty Products Corp.[a,b]	22,104	553,042
PolyOne Corp.	24,155	859,435
PPG Industries Inc.	35,938	7,070,442
Praxair Inc.	76,133	9,821,157
Quaker Chemical Corp.	3,279	235,072
Rayonier Advanced Materials Inc.[b]	10,893	358,489
Rockwood Holdings Inc.	19,149	1,463,941
RPM International Inc.	34,192	1,565,310
Scotts Miracle-Gro Co. (The) Class A	11,905	654,775
Senomyx Inc.[a,b]	11,058	90,676
Sensient Technologies Corp.	12,960	678,456
Sherwin-Williams Co. (The)	22,382	4,901,434
Sigma-Aldrich Corp.	30,887	4,200,941
Stepan Co.	4,880	216,574
Taminco Corp.[a]	7,290	190,269
Trecora Resources[a]	5,152	63,782
Tredegar Corp.	6,188	113,921
Trinseo SAa	2,982	46,907
Tronox Ltd. Class A	15,981	416,305
Valspar Corp. (The)	21,987	1,736,753
W.R. Grace & Co.[a]	19,493	1,772,693
Westlake Chemical Corp.	10,329	894,388
Zep Inc.	5,828	81,709

		147,706,981
COMMERCIAL BANKS — 5.75%
1st Source Corp.	3,840	109,363
1st United Bancorp Inc.	7,899	67,299
American National Bankshares Inc.	2,027	46,114
Ameris Bancorp	6,399	140,458
Ames National Corp.	2,088	46,667
Arrow Financial Corp.	2,778	69,644
Associated Banc-Corp.	39,746	692,375
BancFirst Corp.	1,702	106,477
Banco Latinoamericano de Comercio Exterior SA Class E	7,346	225,375
Bancorp Inc. (The)[a,b]	7,488	64,322
BancorpSouth Inc.	24,496	493,349
Bank of America Corp.	2,728,195	46,515,725
Bank of Hawaii Corp.	11,780	669,222
Bank of Kentucky Financial Corp. (The)	1,653	76,418
Bank of Marin Bancorp	1,304	59,841
Bank of the Ozarks Inc.	20,632	650,321
BankUnited Inc.	26,348	803,351
Banner Corp.	4,987	191,850

55

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

September 30, 2014

Security	Shares	Value

BB&T Corp.	186,681	$6,946,400
BBCN Bancorp Inc.	20,263	295,637
Blue Hills Bancorp Inc.[a]	7,383	96,865
BNC Bancorp	4,752	74,416
BOK Financial Corp.	6,708	445,948
Boston Private Financial Holdings Inc.	20,384	252,558
Bridge Bancorp Inc.	2,199	52,006
Bridge Capital Holdings[a,b]	2,277	51,779
Bryn Mawr Bank Corp.	2,947	83,489
C1 Financial Inc.[a]	844	15,302
Camden National Corp.	2,035	71,225
Capital Bank Financial Corp.[a,b]	6,177	147,507
Capital City Bank Group Inc.	2,907	39,361
Cardinal Financial Corp.	7,674	130,995
Cascade Bancorp[a]	8,146	41,137
Cathay General Bancorp	20,437	507,451
CenterState Banks Inc.	7,659	79,271
Central Pacific Financial Corp.	5,645	101,215
Century Bancorp Inc. Class A	889	30,777
Chemical Financial Corp.	9,560	257,068
CIT Group Inc.	50,278	2,310,777
Citigroup Inc.	788,134	40,841,104
Citizens & Northern Corp.	3,075	58,425
City Holding Co.	3,818	160,852
City National Corp.	12,223	924,914
CNB Financial Corp.	3,289	51,637
CoBiz Financial Inc.	8,995	100,564
Columbia Banking System Inc.	13,804	342,477
Comerica Inc.	47,217	2,354,240
Commerce Bancshares Inc.	20,928	934,331
Community Bank System Inc.	10,318	346,582
Community Trust Bancorp Inc.	4,044	136,000
CommunityOne Bancorp.[a]	2,654	23,408
ConnectOne Bancorp Inc.	7,177	136,722
CU Bancorp[a,b]	2,470	46,436
Cullen/Frost Bankers Inc.	13,484	1,031,661
Customers Bancorp Inc.[a]	5,656	101,582
CVB Financial Corp.	27,371	392,774
Eagle Bancorp Inc.[a,b]	5,585	177,715
East West Bancorp Inc.	36,433	1,238,722
Enterprise Bancorp Inc.	1,542	29,051
Enterprise Financial Services Corp.	4,674	78,149
F.N.B. Corp.	42,036	504,012
FCB Financial Holdings Inc.[a]	2,137	48,531
Fidelity Southern Corp.	2,662	36,469
Fifth Third Bancorp	221,067	4,425,761
Financial Institutions Inc.	3,567	80,186
First Bancorp (North Carolina)	3,848	61,645
First Bancorp (Puerto Rico)[a]	29,155	138,486
First Bancorp Inc. (Maine)	2,194	36,574
First Busey Corp.	19,296	107,479
First Business Financial Services Inc.[b]	1,026	45,041
First Citizens BancShares Inc. Class A	1,956	423,728
First Commonwealth Financial Corp.	27,302	229,064
First Community Bancshares Inc.	4,654	66,506
First Connecticut Bancorp Inc.	4,587	66,512
First Financial Bancorp	15,270	241,724
First Financial Bankshares Inc.	16,279	452,393
First Financial Corp.	2,945	91,148
First Horizon National Corp.	62,443	766,800
First Interstate BancSystem Inc.	4,208	111,807
First Merchants Corp.	10,869	219,662

Security	Shares	Value

First Midwest Bancorp Inc.	19,563	$314,769
First NBC Bank Holding Co.[a,b]	3,803	124,548
First Niagara Financial Group Inc.	91,454	761,812
First of Long Island Corp. (The)	2,045	70,450
First Republic Bank	35,720	1,763,854
FirstMerit Corp.	42,681	751,186
Flushing Financial Corp.	7,963	145,484
Fulton Financial Corp.	49,762	551,363
German American Bancorp Inc.	3,299	85,147
Glacier Bancorp Inc.	18,592	480,789
Great Southern Bancorp Inc.	2,729	82,798
Green Bancorp Inc.[a]	1,216	20,854
Guaranty Bancorp[b]	3,974	53,689
Hampton Roads Bankshares Inc.[a]	8,735	13,365
Hancock Holding Co.	22,009	705,388
Hanmi Financial Corp.	8,048	162,248
Heartland Financial USA Inc.	3,791	90,529
Heritage Commerce Corp.	5,248	43,086
Heritage Financial Corp.	7,630	120,859
Heritage Oaks Bancorp[b]	5,197	36,379
Home Bancshares Inc.	14,002	411,799
HomeTrust Bancshares Inc.[a]	5,730	83,715
Horizon Bancorp	1,723	39,698
Hudson Valley Holding Corp.	3,963	71,928
Huntington Bancshares Inc.	217,229	2,113,638
IBERIABANK Corp.	7,740	483,827
Independent Bank Corp. (Massachusetts)	5,970	213,248
Independent Bank Group Inc.	2,337	110,891
International Bancshares Corp.	13,857	341,783
Investors Bancorp Inc.	92,869	940,763
J.P. Morgan Chase & Co.	981,893	59,149,234
KeyCorp	229,586	3,060,381
Lakeland Bancorp Inc.	8,536	83,311
Lakeland Financial Corp.	4,209	157,838
M&T Bank Corp.	33,958	4,186,682
Macatawa Bank Corp.	6,121	29,381
MainSource Financial Group Inc.	5,478	94,496
MB Financial Inc.	16,976	469,896
Mercantile Bank Corp.	5,010	95,441
Merchants Bancshares Inc.	1,300	36,647
Metro Bancorp Inc.[a]	3,821	92,659
MidSouth Bancorp Inc.	2,158	40,355
MidWestOne Financial Group Inc.	1,795	41,303
National Bank Holdings Corp. Class A	10,687	204,335
National Bankshares Inc.	1,788	49,635
National Penn Bancshares Inc.	29,599	287,406
NBT Bancorp Inc.	11,264	253,665
NewBridge Bancorp[a]	6,560	49,790
Northrim BanCorp Inc.	1,723	45,539
OFG Bancorp	11,803	176,809
Old Line Bancshares Inc.	2,182	33,777
Old National Bancorp	32,098	416,311
OmniAmerican Bancorp Inc.	2,983	77,528
Opus Bank[a]	1,338	40,983
Pacific Continental Corp.	4,711	60,536
Pacific Premier Bancorp Inc.[a]	3,989	56,045
PacWest Bancorp	24,271	1,000,693
Palmetto Bancshares Inc.[b]	1,140	16,120
Park National Corp.	2,924	220,528
Park Sterling Corp.	11,348	75,237
Peapack-Gladstone Financial Corp.	2,867	50,173
Penns Woods Bancorp Inc.	975	41,194

56

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

September 30, 2014

Security	Shares	Value

Peoples Bancorp Inc.	2,714	$64,458
Peoples Financial Services Corp.	1,962	90,232
Pinnacle Financial Partners Inc.	9,027	325,875
PNC Financial Services Group Inc. (The)[c]	138,763	11,875,338
Popular Inc.[a]	26,742	787,151
Preferred Bank[a]	3,043	68,528
PrivateBancorp Inc.	18,531	554,262
Prosperity Bancshares Inc.	18,078	1,033,519
Regions Financial Corp.	358,429	3,598,627
Renasant Corp.	7,979	215,832
Republic Bancorp Inc. Class A	2,585	61,239
Republic First Bancorp Inc.[a,b]	8,044	31,291
S&T Bancorp Inc.	7,545	177,006
Sandy Spring Bancorp Inc.	6,395	146,382
Seacoast Banking Corp. of Florida[a]	3,690	40,332
ServisFirst Bancshares Inc.	483	13,910
Sierra Bancorp	3,011	50,464
Signature Bank[a]	13,082	1,465,969
Simmons First National Corp. Class A	4,457	171,684
South State Corp.	6,257	349,891
Southside Bancshares Inc.[b]	4,903	163,025
Southwest Bancorp Inc.	4,934	80,918
Square 1 Financial Inc.[a]	1,548	29,768
State Bank Financial Corp.	8,333	135,328
Sterling Bancorp	20,287	259,471
Stock Yards Bancorp Inc.	3,051	91,835
Stonegate Bank	2,582	66,487
Suffolk Bancorp	2,529	49,088
Sun Bancorp Inc. (New Jersey)[a]	1,981	35,876
SunTrust Banks Inc.	138,495	5,266,965
Susquehanna Bancshares Inc.	48,700	487,000
SVB Financial Group[a,b]	13,209	1,480,597
Synovus Financial Corp.	36,193	855,603
Talmer Bancorp Inc. Class A	5,577	77,130
TCF Financial Corp.	42,021	652,586
Texas Capital Bancshares Inc.[a]	11,724	676,240
Tompkins Financial Corp.	3,754	165,476
TowneBank	6,906	93,783
TriCo Bancshares	4,122	93,240
Tristate Capital Holdings Inc.[a]	5,868	53,223
Trustmark Corp.	16,808	387,172
U.S. Bancorp	446,512	18,677,597
UMB Financial Corp.	10,193	556,028
Umpqua Holdings Corp.	43,715	719,986
Union Bankshares Corp.	11,366	262,555
United Bankshares Inc.	17,270	534,161
United Community Banks Inc.	13,966	229,880
Univest Corp. of Pennsylvania	4,539	85,106
Valley National Bancorp	51,187	496,002
ViewPoint Financial Group	10,371	248,282
Washington Trust Bancorp Inc.	3,788	124,966
Webster Financial Corp.	23,368	680,944
Wells Fargo & Co.	1,238,964	64,265,063
WesBanco Inc.	6,732	205,932
West Bancorporation Inc.	3,949	55,799
Westamerica Bancorp	7,164	333,269
Western Alliance Bancorp[a,b]	19,244	459,932
Wilshire Bancorp Inc.	15,714	145,040
Wintrust Financial Corp.	12,641	564,673
Yadkin Financial Corp.[a]	3,984	72,349
Zions Bancorp	52,611	1,528,876

		325,173,285

Security	Shares	Value

COMMERCIAL SERVICES & SUPPLIES — 0.66%
ABM Industries Inc.	13,894	$356,937
ACCO Brands Corp.[a]	29,288	202,087
ADT Corp. (The)[b]	45,286	1,605,842
ARC Document Solutions Inc.[a]	9,458	76,610
Brady Corp. Class A	11,833	265,533
Brink’s Co. (The)	12,342	296,702
Casella Waste Systems Inc. Class Aa	9,672	37,237
CECO Environmental Corp.	3,518	47,141
Cenveo Inc.[a,b]	13,957	34,474
Cintas Corp.	25,900	1,828,281
Civeo Corp.	24,407	283,365
Clean Harbors Inc.[a]	15,665	844,657
Copart Inc.[a]	28,940	906,256
Covanta Holding Corp.	28,203	598,468
Deluxe Corp.	13,268	731,863
EnerNOC Inc.[a,b]	6,505	110,325
Ennis Inc.	6,859	90,333
G&K Services Inc. Class A	4,856	268,925
Healthcare Services Group Inc.	17,429	498,644
Heritage-Crystal Clean Inc.[a,b]	1,997	29,675
Herman Miller Inc.	15,190	453,422
HNI Corp.	11,792	424,394
InnerWorkings Inc.[a]	11,494	92,986
Interface Inc.	18,401	296,992
Iron Mountain Inc.	43,940	1,434,641
KAR Auction Services Inc.	36,261	1,038,152
Kimball International Inc. Class B	8,517	128,181
Knoll Inc.	12,449	215,492
McGrath RentCorp	6,497	222,197
Mobile Mini Inc.	12,097	423,032
MSA Safety Inc.	8,066	398,460
Multi-Color Corp.	3,562	162,000
NL Industries Inc.	1,728	12,718
Performant Financial Corp.[a]	5,788	46,767
Pitney Bowes Inc.	52,194	1,304,328
Quad Graphics Inc.	6,652	128,051
Quest Resource Holding Corp.[a]	3,317	5,705
R.R. Donnelley & Sons Co.[b]	49,832	820,235
Republic Services Inc.	68,191	2,660,813
Rollins Inc.	16,600	486,048
SP Plus Corp.[a]	4,017	76,162
Steelcase Inc. Class A	21,873	354,124
Stericycle Inc.[a]	22,009	2,565,369
Team Inc.[a]	5,149	195,199
Tetra Tech Inc.	16,462	411,221
Tyco International Ltd.	119,890	5,343,497
UniFirst Corp.	3,778	364,917
United Stationers Inc.	10,561	396,777
US Ecology Inc.	5,598	261,763
Viad Corp.	5,151	106,368
Waste Connections Inc.	32,083	1,556,667
Waste Management Inc.	120,954	5,748,944
West Corp.	9,914	292,066

		37,541,043
COMMUNICATIONS EQUIPMENT — 1.59%
ADTRAN Inc.	15,364	315,423
Alliance Fiber Optic Products Inc.	3,010	37,414
Applied Optoelectronics Inc.[a]	2,708	43,599

57

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

September 30, 2014

Security	Shares	Value

Arista Networks Inc.[a]	1,566	$138,325
ARRIS Group Inc.[a,b]	32,610	924,657
Aruba Networks Inc.[a]	29,025	626,359
Bel Fuse Inc. Class B	2,860	70,756
Black Box Corp.	4,581	106,829
Brocade Communications Systems Inc.	114,907	1,249,039
CalAmp Corp.[a]	8,840	155,761
Calix Inc.[a]	10,354	99,088
Ciena Corp.[a,b]	28,545	477,272
Cisco Systems Inc.	1,329,079	33,452,918
Clearfield Inc.[a,b]	2,964	37,732
CommScope Holding Co. Inc.[a]	16,075	384,353
Comtech Telecommunications Corp.	4,677	173,751
Digi International Inc.[a]	6,797	50,977
EchoStar Corp. Class Aa	11,258	548,940
Emulex Corp.[a]	22,679	112,034
Extreme Networks Inc.[a,b]	24,348	116,627
F5 Networks Inc.[a,b]	19,683	2,337,159
Finisar Corp.[a,b]	27,149	451,488
Harmonic Inc.[a,b]	26,346	167,034
Harris Corp.	27,454	1,822,946
Infinera Corp.[a,b]	29,539	315,181
InterDigital Inc.	10,658	424,402
Ixia[a,b]	14,620	133,627
JDS Uniphase Corp.[a]	60,045	768,576
Juniper Networks Inc.	123,248	2,729,943
KVH Industries Inc.[a]	3,798	42,993
Motorola Solutions Inc.	58,360	3,693,021
NETGEAR Inc.[a,b]	9,834	307,312
Numerex Corp. Class Aa	2,790	29,239
Oclaro Inc.[a]	24,333	34,796
Oplink Communications Inc.	4,963	83,478
Palo Alto Networks Inc.[a]	14,206	1,393,609
ParkerVision Inc.[a,b]	19,734	22,497
Plantronics Inc.	10,972	524,242
Polycom Inc.[a]	36,134	443,906
Procera Networks Inc.[a]	4,944	47,364
QUALCOMM Inc.	437,918	32,743,129
Riverbed Technology Inc.[a]	42,405	786,401
Ruckus Wireless Inc.[a,b]	16,629	222,163
ShoreTel Inc.[a]	12,438	82,713
Sonus Networks Inc.[a]	71,385	244,137
TESSCO Technologies Inc.	1,349	39,107
Ubiquiti Networks Inc.[a,b]	7,666	287,705
ViaSat Inc.[a,b]	10,270	566,082

		89,866,104
COMPUTERS & PERIPHERALS — 3.77%
3D Systems Corp.[a,b]	28,533	1,323,075
Apple Inc.	1,564,257	157,598,893
Cray Inc.[a,b]	9,777	256,549
Diebold Inc.	16,357	577,729
Dot Hill Systems Corp.[a]	15,594	58,945
Eastman Kodak Co.[a]	4,584	100,710
Electronics For Imaging Inc.[a]	12,025	531,144
EMC Corp.	532,135	15,570,270
Hewlett-Packard Co.	491,735	17,441,840
Immersion Corp.[a,b]	7,190	61,690
Intevac Inc.[a,b]	6,219	41,481
Lexmark International Inc. Class A	16,333	694,153
NCR Corp.[a]	44,394	1,483,204

Security	Shares	Value

NetApp Inc.	86,103	$3,698,985
Nimble Storage Inc.[a,b]	2,680	69,600
QLogic Corp.[a]	22,452	205,660
Quantum Corp.[a,b]	60,897	70,641
SanDisk Corp.	58,634	5,743,200
Silicon Graphics International Corp.[a,b]	8,472	78,197
Stratasys Ltd.[a,b]	12,815	1,547,796
Super Micro Computer Inc.[a]	7,822	230,123
Violin Memory Inc.[a]	20,829	101,437
Western Digital Corp.	57,828	5,627,821

		213,113,143
CONSTRUCTION & ENGINEERING — 0.26%
AECOM Technology Corp.[a,b]	26,721	901,834
Aegion Corp.[a]	10,289	228,930
Ameresco Inc. Class Aa	5,192	35,565
Argan Inc.	3,149	105,114
Chicago Bridge & Iron Co. NV	26,059	1,507,513
Comfort Systems USA Inc.	9,620	130,351
Dycom Industries Inc.[a]	8,715	267,638
EMCOR Group Inc.	17,383	694,625
Fluor Corp.	41,359	2,762,368
Foster Wheeler AG	25,914	819,401
Furmanite Corp.[a]	9,442	63,828
Granite Construction Inc.	10,043	319,468
Great Lakes Dredge & Dock Corp.[a]	15,508	95,839
Jacobs Engineering Group Inc.[a]	34,737	1,695,860
KBR Inc.	38,638	727,553
Layne Christensen Co.[a,b]	5,133	49,841
MasTec Inc.[a,b]	17,682	541,423
MYR Group Inc.[a]	5,412	130,321
Northwest Pipe Co.[a]	2,567	87,535
Orion Marine Group Inc.[a]	6,862	68,483
Pike Corp.[a]	6,724	79,948
Primoris Services Corp.	9,387	251,947
Quanta Services Inc.[a]	55,756	2,023,385
Sterling Construction Co. Inc.[a]	4,149	31,823
Tutor Perini Corp.[a]	9,338	246,523
URS Corp.	17,921	1,032,429

		14,899,545
CONSTRUCTION MATERIALS — 0.10%
Eagle Materials Inc.	12,691	1,292,324
Headwaters Inc.[a,b]	18,964	237,809
Martin Marietta Materials Inc.	15,821	2,039,960
United States Lime & Minerals Inc.	387	22,496
US Concrete Inc.[a]	3,515	91,882
Vulcan Materials Co.	33,704	2,029,992

		5,714,463
CONSUMER FINANCE — 0.87%
Ally Financial Inc.[a]	70,264	1,625,909
American Express Co.	235,035	20,574,964
Capital One Financial Corp.	148,569	12,126,202
Cash America International Inc.	7,628	334,106
Consumer Portfolio Services Inc.[a]	4,432	28,409
Credit Acceptance Corp.[a]	1,791	225,791
Discover Financial Services	121,195	7,803,746
Encore Capital Group Inc.[a,b]	6,103	270,424

58

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

September 30, 2014

Security	Shares	Value

EZCORP Inc. Class A NVS[a,b]	12,469	$123,568
First Cash Financial Services Inc.[a]	7,463	417,779
Green Dot Corp. Class Aa	9,183	194,129
JG Wentworth Co.[b]	3,751	46,475
Navient Corp.	109,884	1,946,046
Nelnet Inc. Class A	6,141	264,616
Nicholas Financial Inc.	2,750	31,872
Portfolio Recovery Associates Inc.[a,b]	12,910	674,289
Regional Management Corp.[a]	1,318	23,658
Santander Consumer USA Holdings Inc.	22,407	399,069
SLM Corp.	106,908	915,132
Springleaf Holdings Inc.[a,b]	6,290	200,840
Synchrony Financial[a]	33,324	818,104
World Acceptance Corp.[a,b]	2,381	160,717

		49,205,845
CONTAINERS & PACKAGING — 0.34%
AEP Industries Inc.[a]	1,081	40,937
AptarGroup Inc.	17,349	1,053,084
Avery Dennison Corp.	24,739	1,104,596
Ball Corp.	36,614	2,316,568
Bemis Co. Inc.	26,884	1,022,130
Berry Plastics Group Inc.[a]	23,273	587,411
Crown Holdings Inc.[a]	36,028	1,603,967
Graphic Packaging Holding Co.[a]	84,766	1,053,641
Greif Inc. Class A	8,081	354,029
MeadWestvaco Corp.	43,632	1,786,294
Myers Industries Inc.	6,915	121,981
Owens-Illinois Inc.[a]	42,412	1,104,833
Packaging Corp. of America	25,476	1,625,878
Rock-Tenn Co. Class A	37,248	1,772,260
Sealed Air Corp.	56,046	1,954,884
Silgan Holdings Inc.	11,429	537,163
Sonoco Products Co.	26,206	1,029,634
UFP Technologies Inc.[a,b]	1,375	30,222

		19,099,512
DISTRIBUTORS — 0.12%
Core-Mark Holding Co. Inc.	5,954	315,800
Genuine Parts Co.	39,928	3,502,085
LKQ Corp.[a]	78,830	2,096,089
Pool Corp.	12,352	666,020
VOXX International Corp.[a]	4,626	43,022
Weyco Group Inc.	1,710	42,938

		6,665,954
DIVERSIFIED CONSUMER SERVICES — 0.17%
2U Inc.[a]	2,663	41,516
American Public Education Inc.[a]	4,758	128,418
Apollo Education Group Inc.[a]	25,033	629,580
Ascent Media Corp. Class Aa	3,704	222,981
Bridgepoint Education Inc.[a]	4,556	50,845
Bright Horizons Family Solutions Inc.[a,b]	7,920	333,115
Capella Education Co.	2,866	179,412
Career Education Corp.[a,b]	13,252	67,320
Carriage Services Inc.	4,106	71,157
Collectors Universe Inc.	1,791	39,402
DeVry Education Group Inc.	16,172	692,323
Education Management Corp.[a,b]	6,884	7,504

Security	Shares	Value

Graham Holdings Co. Class B	903	$631,730
Grand Canyon Education Inc.[a]	11,750	479,048
H&R Block Inc.	70,334	2,181,057
Houghton Mifflin Harcourt Co.[a,b]	28,201	548,228
ITT Educational Services Inc.[a,b]	6,197	26,585
K12 Inc.[a,b]	9,206	146,928
Liberty Tax Inc.[a]	1,171	37,823
LifeLock Inc.[a]	20,742	296,403
Matthews International Corp. Class A	7,993	350,813
Regis Corp.	12,329	196,771
Service Corp. International	54,856	1,159,656
ServiceMaster Global Holdings Inc.[a]	10,707	259,109
Sotheby’s	15,842	565,876
Steiner Leisure Ltd.[a]	3,960	148,856
Strayer Education Inc.[a]	3,053	182,814
Universal Technical Institute Inc.	5,568	52,061
Weight Watchers International Inc.[b]	6,887	188,979

		9,916,310
DIVERSIFIED FINANCIAL SERVICES — 1.74%
Berkshire Hathaway Inc. Class Ba	474,822	65,591,911
CBOE Holdings Inc.	22,459	1,202,118
CME Group Inc.	83,124	6,646,179
FNFV Group[a]	23,745	326,731
GAIN Capital Holdings Inc.	3,895	24,811
Interactive Brokers Group Inc. Class A	14,694	366,615
Intercontinental Exchange Inc.	29,959	5,843,503
Leucadia National Corp.	95,697	2,281,417
MarketAxess Holdings Inc.	9,504	587,917
Marlin Business Services Corp.	2,164	39,644
McGraw Hill Financial Inc.	70,750	5,974,838
Moody’s Corp.	49,137	4,643,447
MSCI Inc. Class Aa,b	30,338	1,426,493
NASDAQ OMX Group Inc. (The)	30,461	1,292,156
NewStar Financial Inc.[a]	6,767	76,061
PHH Corp.[a,b]	14,656	327,708
PICO Holdings Inc.[a]	5,919	118,084
Resource America Inc. Class A	3,121	29,057
Tiptree Financial Inc.[b]	2,038	16,834
Voya Financial Inc.	37,303	1,458,547

		98,274,071
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.07%
8x8 Inc.[a]	24,751	165,337
AT&T Inc.	1,346,629	47,455,206
Atlantic Tele-Network Inc.	2,277	122,730
CenturyLink Inc.	148,862	6,086,967
Cincinnati Bell Inc.[a]	50,940	171,668
Cogent Communications Holdings Inc.	12,217	410,613
Consolidated Communications Holdings Inc.	10,406	260,670
Enventis Corp.	3,468	63,048
Fairpoint Communications Inc.[a,b]	5,530	83,890
Frontier Communications Corp.	259,607	1,690,042
General Communication Inc. Class Aa	9,536	104,038
Globalstar Inc.[a,b]	71,355	261,159
Hawaiian Telcom Holdco Inc.[a,b]	2,702	69,415
IDT Corp. Class B	3,917	62,907
inContact Inc.[a,b]	14,392	125,139
Inteliquent Inc.	7,704	95,915
Intelsat SAa	5,799	99,395

59

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

September 30, 2014

Security	Shares	Value

Iridium Communications Inc.[a,b]	17,554	$155,353
Level 3 Communications Inc.[a]	46,762	2,138,426
Lumos Networks Corp.	3,820	62,075
magicJack VocalTec Ltd.[a,b]	3,919	38,602
ORBCOMM Inc.[a]	9,795	56,321
Premiere Global Services Inc.[a]	12,921	154,664
Spok Holdings Inc.	5,262	68,459
tw telecom Inc.[a]	36,678	1,526,172
Verizon Communications Inc.	1,074,373	53,707,906
Vonage Holdings Corp.[a]	52,090	170,855
Windstream Holdings Inc.[b]	159,082	1,714,904

		117,121,876
ELECTRIC UTILITIES — 1.57%
ALLETE Inc.	11,263	499,965
American Electric Power Co. Inc.	127,179	6,640,016
Cleco Corp.	15,820	761,733
Duke Energy Corp.	183,431	13,715,136
Edison International	84,283	4,713,105
El Paso Electric Co.	10,419	380,814
Empire District Electric Co. (The)	10,930	263,959
Entergy Corp.	46,856	3,623,374
Exelon Corp.	223,122	7,606,229
FirstEnergy Corp.	108,376	3,638,182
Great Plains Energy Inc.	39,810	962,208
Hawaiian Electric Industries Inc.[b]	25,333	672,591
IDACORP Inc.	12,938	693,606
ITC Holdings Corp.	40,074	1,427,837
MGE Energy Inc.	8,991	335,005
NextEra Energy Inc.	113,330	10,639,420
Northeast Utilities	82,715	3,664,274
NRG Yield Inc. Class A	5,816	273,643
OGE Energy Corp.	51,631	1,916,026
Otter Tail Corp.	9,494	253,205
Pepco Holdings Inc.	64,984	1,738,972
Pinnacle West Capital Corp.	28,723	1,569,425
PNM Resources Inc.	20,723	516,210
Portland General Electric Co.	19,657	631,383
PPL Corp.	172,370	5,660,631
Southern Co. (The)	231,657	10,111,828
Spark Energy Inc.Class A	778	13,514
UIL Holdings Corp.	15,112	534,965
Unitil Corp.	3,621	112,577
Westar Energy Inc.	33,254	1,134,626
Xcel Energy Inc.	131,069	3,984,498

		88,688,957
ELECTRICAL EQUIPMENT — 0.64%
Acuity Brands Inc.	11,505	1,354,253
AMETEK Inc.	64,318	3,229,407
AZZ Inc.	6,562	274,095
Babcock & Wilcox Co. (The)	29,062	804,727
Capstone Turbine Corp.[a,b]	77,640	83,075
Eaton Corp. PLC	124,056	7,861,429
Emerson Electric Co.	182,400	11,414,592
Encore Wire Corp.	5,389	199,878
EnerSys	12,458	730,537
Enphase Energy Inc.[a]	6,913	103,626
Franklin Electric Co. Inc.	12,247	425,461
FuelCell Energy Inc.[a,b]	61,329	128,178

Security	Shares	Value

Generac Holdings Inc.[a,b]	17,845	$723,436
General Cable Corp.	12,861	193,944
Global Power Equipment Group Inc.	4,528	67,467
GrafTech International Ltd.[a,b]	30,622	140,249
Hubbell Inc. Class B	15,413	1,857,729
LSI Industries Inc.	4,943	30,004
Plug Power Inc.[a,b]	43,424	199,316
Polypore International Inc.[a,b]	12,019	467,659
Powell Industries Inc.	2,285	93,365
Power Solutions International Inc.[a,b]	1,367	94,323
PowerSecure International Inc.[a,b]	4,906	46,999
Preformed Line Products Co.	666	35,138
Regal Beloit Corp.	11,650	748,512
Revolution Lighting Technologies Inc.[a,b]	7,688	12,916
Rockwell Automation Inc.	35,987	3,954,252
Solarcity Corp.[a,b]	11,005	655,898
TCP International Holdings Ltd.	1,852	14,112
Thermon Group Holdings Inc.[a]	9,250	225,885
Vicor Corp.[a]	4,968	46,699

		36,217,161
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.63%
Agilysys Inc.[a,b]	3,796	44,527
Amphenol Corp. Class A	40,845	4,078,782
Anixter International Inc.	6,981	592,268
Arrow Electronics Inc.[a]	25,893	1,433,178
Audience Inc.[a]	1,631	12,069
Avnet Inc.	35,525	1,474,288
AVX Corp.	12,534	166,452
Badger Meter Inc.	3,777	190,550
Belden Inc.	11,276	721,890
Benchmark Electronics Inc.[a]	14,870	330,263
CDW Corp.	22,506	698,811
Checkpoint Systems Inc.[a,b]	10,538	128,880
Cognex Corp.[a]	22,146	891,819
Coherent Inc.[a]	6,074	372,761
Control4 Corp.[a,b]	3,033	39,217
Corning Inc.	338,354	6,543,766
CTS Corp.	8,732	138,751
CUI Global Inc.[a,b]	5,355	38,770
Daktronics Inc.	9,441	116,030
Dolby Laboratories Inc. Class Aa	13,073	546,321
DTS Inc.[a]	4,746	119,837
Electro Rent Corp.	4,973	68,478
Electro Scientific Industries Inc.	6,008	40,794
Fabrinet[a]	9,782	142,817
FARO Technologies Inc.[a]	4,456	226,142
FEI Co.	10,805	814,913
FLIR Systems Inc.	36,754	1,151,870
GSI Group Inc.[a]	7,605	87,381
II-VI Inc.[a]	13,664	160,825
Ingram Micro Inc. Class Aa	39,569	1,021,276
Insight Enterprises Inc.[a]	11,498	260,200
InvenSense Inc.[a,b]	18,356	362,164
IPG Photonics Corp.[a]	8,330	572,937
Itron Inc.[a]	10,402	408,903
Jabil Circuit Inc.	52,473	1,058,380
Kemet Corp.[a]	11,619	47,870
Knowles Corp.[a]	22,168	587,452
Littelfuse Inc.	5,636	480,074
Maxwell Technologies Inc.[a,b]	7,749	67,571

60

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

September 30, 2014

Security	Shares	Value

Measurement Specialties Inc.[a]	3,909	$334,649
Mercury Systems Inc.[a]	7,946	87,485
Mesa Laboratories Inc.	718	41,486
Methode Electronics Inc.	9,792	361,031
MTS Systems Corp.	4,135	282,255
Multi-Fineline Electronix Inc.[a]	2,252	21,056
National Instruments Corp.	26,216	810,861
Newport Corp.[a]	9,959	176,473
OSI Systems Inc.[a]	5,111	324,446
Park Electrochemical Corp.	5,456	128,489
PC Connection Inc.	2,312	49,639
Plexus Corp.[a]	9,021	333,146
RealD Inc.[a,b]	11,450	107,287
Rofin-Sinar Technologies Inc.[a]	7,415	170,990
Rogers Corp.[a]	4,429	242,532
Sanmina Corp.[a]	21,282	443,943
ScanSource Inc.[a,b]	7,108	245,866
Speed Commerce Inc.[a,b]	10,394	28,584
SYNNEX Corp.[a]	7,636	493,515
Tech Data Corp.[a]	9,781	575,710
Trimble Navigation Ltd.[a]	67,704	2,064,972
TTM Technologies Inc.[a]	13,864	94,414
Universal Display Corp.[a,b]	10,357	338,052
Viasystems Group Inc.[a]	1,006	15,794
Vishay Intertechnology Inc.	34,232	489,175
Vishay Precision Group Inc.[a]	3,101	46,329
Zebra Technologies Corp. Class Aa	13,470	955,966

		35,503,422
ENERGY EQUIPMENT & SERVICES — 1.71%
Aspen Aerogels Inc.[a]	1,460	14,717
Atwood Oceanics Inc.[a]	16,663	728,007
Baker Hughes Inc.	113,318	7,372,469
Basic Energy Services Inc.[a]	7,985	173,195
Bristow Group Inc.	9,331	627,043
C&J Energy Services Inc.[a]	11,580	353,769
Cameron International Corp.[a]	53,069	3,522,720
CARBO Ceramics Inc.	5,083	301,066
CHC Group Ltd.[a]	10,766	60,290
Dawson Geophysical Co.	2,005	36,451
Diamond Offshore Drilling Inc.[b]	17,647	604,763
Dresser-Rand Group Inc.[a]	19,647	1,616,162
Dril-Quip Inc.[a]	10,497	938,432
ERA Group Inc.[a]	5,523	120,125
Exterran Holdings Inc.	14,882	659,421
FMC Technologies Inc.[a]	61,130	3,319,970
Forum Energy Technologies Inc.[a]	15,418	471,945
Frank’s International NV	8,906	166,542
Geospace Technologies Corp.[a]	3,281	115,327
Glori Energy Inc.[a,b]	3,171	25,051
Gulf Island Fabrication Inc.	3,773	64,896
GulfMark Offshore Inc. Class A	6,940	217,569
Halliburton Co.	219,504	14,160,203
Helix Energy Solutions Group Inc.[a]	27,470	605,988
Helmerich & Payne Inc.	25,116	2,458,103
Hercules Offshore Inc.[a,b]	41,096	90,411
Hornbeck Offshore Services Inc.[a]	9,103	297,941
Independence Contract Drilling Inc.[a]	2,671	31,384
ION Geophysical Corp.[a]	34,604	96,545
Key Energy Services Inc.[a]	31,565	152,775
Matrix Service Co.[a]	6,683	161,194

Security	Shares	Value

McDermott International Inc.[a,b]	61,155	$349,807
Mitcham Industries Inc.[a]	3,222	35,603
Nabors Industries Ltd.	78,302	1,782,154
National Oilwell Varco Inc.	111,369	8,475,181
Natural Gas Services Group Inc.[a]	3,080	74,136
Newpark Resources Inc.[a,b]	23,359	290,586
Nordic American Offshore Ltd.[a]	4,731	83,360
North Atlantic Drilling Ltd.[b]	18,501	123,217
Nuverra Environmental Solutions Inc.[a,b]	3,484	51,389
Oceaneering International Inc.	27,988	1,823,978
Oil States International Inc.[a,b]	12,196	754,932
Parker Drilling Co.[a]	31,043	153,352
Patterson-UTI Energy Inc.	37,536	1,221,046
PHI Inc.[a]	3,515	144,642
Pioneer Energy Services Corp.[a]	15,869	222,483
Profire Energy Inc.[a,b]	3,459	14,355
RigNet Inc.[a,b]	3,168	128,146
Rowan Companies PLC Class A	32,244	816,096
RPC Inc.	15,873	348,571
Schlumberger Ltd.	337,425	34,312,748
SEACOR Holdings Inc.[a]	5,158	385,818
Seadrill Ltd.[b]	91,801	2,456,595
Seventy Seven Energy Inc.[a]	9,779	232,153
Superior Energy Services Inc.	40,977	1,346,914
Tesco Corp.	7,897	156,755
TETRA Technologies Inc.[a]	20,390	220,620
Tidewater Inc.	12,802	499,662
Unit Corp.[a]	12,600	738,990
Vantage Drilling Co.[a,b]	49,773	63,212
Willbros Group Inc.[a]	9,910	82,550

		96,953,525
FOOD & STAPLES RETAILING — 1.93%
Andersons Inc. (The)	7,230	454,622
Casey’s General Stores Inc.	9,887	708,898
Chefs’ Warehouse Inc. (The)[a,b]	5,850	95,121
Costco Wholesale Corp.	114,098	14,298,761
CVS Health Corp.	303,368	24,145,059
Fairway Group Holdings Corp.[a,b]	4,051	15,151
Fresh Market Inc. (The)[a,b]	10,638	371,585
Ingles Markets Inc. Class A	3,168	75,050
Kroger Co. (The)	132,438	6,886,776
Liberator Medical Holdings Inc.	8,193	25,644
Natural Grocers by Vitamin Cottage Inc.[a,b]	1,940	31,583
Pantry Inc. (The)[a]	6,077	122,938
PriceSmart Inc.	4,736	405,591
Rite Aid Corp.[a]	253,182	1,225,401
Roundy’s Inc.	5,412	16,182
Safeway Inc.	59,856	2,053,061
SpartanNash Co.	9,505	184,872
Sprouts Farmers Market Inc.[a,b]	25,325	736,198
SUPERVALU Inc.[a]	54,973	491,459
Sysco Corp.	151,938	5,766,047
United Natural Foods Inc.[a]	12,712	781,279
Village Super Market Inc. Class A	1,339	30,502
Wal-Mart Stores Inc.	413,363	31,609,869
Walgreen Co.	247,634	14,677,267
Weis Markets Inc.	2,891	112,836
Whole Foods Market Inc.	95,533	3,640,763

		108,962,515

61

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

September 30, 2014

Security	Shares	Value

FOOD PRODUCTS — 1.58%
Alico Inc.	919	$35,014
Annie’s Inc.[a]	5,090	233,631
Archer-Daniels-Midland Co.	170,102	8,692,212
B&G Foods Inc. Class A	13,611	374,983
Boulder Brands Inc.[a,b]	15,308	208,648
Bunge Ltd.	38,072	3,206,805
Cal-Maine Foods Inc.	3,805	339,901
Calavo Growers Inc.	2,991	135,014
Campbell Soup Co.	45,455	1,942,292
Chiquita Brands International Inc.[a]	11,670	165,714
ConAgra Foods Inc.	109,948	3,632,682
Darling Ingredients Inc.[a]	43,986	805,824
Dean Foods Co.	25,924	343,493
Diamond Foods Inc.[a]	5,711	163,392
Farmer Bros. Co.[a]	1,749	50,634
Flowers Foods Inc.	43,624	800,937
Fresh Del Monte Produce Inc.	9,866	314,725
General Mills Inc.	159,716	8,057,672
Hain Celestial Group Inc.[a,b]	13,003	1,330,857
Hershey Co. (The)	38,863	3,708,696
Hormel Foods Corp.	34,967	1,796,954
Ingredion Inc.	19,039	1,442,966
Inventure Foods Inc.[a]	3,490	45,230
J&J Snack Foods Corp.	3,848	360,019
J.M. Smucker Co. (The)	26,948	2,667,582
John B. Sanfilippo & Son Inc.	2,059	66,629
Kellogg Co.	66,751	4,111,862
Keurig Green Mountain Inc.	36,758	4,783,319
Kraft Foods Group Inc.	154,959	8,739,688
Lancaster Colony Corp.	4,796	409,003
Lifeway Foods Inc.[a]	1,141	15,826
Limoneira Co.	2,019	47,830
McCormick & Co. Inc. NVS	34,145	2,284,300
Mead Johnson Nutrition Co. Class A	52,533	5,054,725
Mondelez International Inc. Class A	439,691	15,066,012
Omega Protein Corp.[a]	4,916	61,450
Pilgrim’s Pride Corp.[a]	15,604	476,858
Pinnacle Foods Inc.	14,058	458,994
Post Holdings Inc.[a,b]	11,585	384,390
Sanderson Farms Inc.	5,941	522,511
Seaboard Corp.[a]	73	195,274
Seneca Foods Corp. Class Aa	2,297	65,694
Snyders-Lance Inc.	12,461	330,216
Tootsie Roll Industries Inc.	5,205	145,688
TreeHouse Foods Inc.[a,b]	10,950	881,475
Tyson Foods Inc. Class A	75,043	2,954,443
WhiteWave Foods Co. (The) Class Aa	45,109	1,638,810

		89,550,874
GAS UTILITIES — 0.20%
AGL Resources Inc.	30,788	1,580,656
Atmos Energy Corp.	25,657	1,223,839
Chesapeake Utilities Corp.	3,853	160,516
Laclede Group Inc. (The)	11,233	521,211
National Fuel Gas Co.	21,807	1,526,272
New Jersey Resources Corp.	10,806	545,811
Northwest Natural Gas Co.	6,968	294,398
ONE GAS Inc.	13,342	456,964
Piedmont Natural Gas Co.	19,463	652,594

Security	Shares	Value

Questar Corp.	45,289	$1,009,492
South Jersey Industries Inc.	8,312	443,528
Southwest Gas Corp.	11,941	580,094
UGI Corp.	45,636	1,555,731
WGL Holdings Inc.	13,401	564,450

		11,115,556
HEALTH CARE EQUIPMENT & SUPPLIES — 2.10%
Abaxis Inc.	5,649	286,461
Abbott Laboratories	390,321	16,233,450
ABIOMED Inc.[a,b]	10,006	248,449
Accuray Inc.[a,b]	18,586	134,934
Alere Inc.[a,b]	20,905	810,696
Align Technology Inc.[a]	21,169	1,094,014
Analogic Corp.	3,141	200,898
AngioDynamics Inc.[a,b]	6,413	87,986
Anika Therapeutics Inc.[a]	4,323	158,481
Antares Pharma Inc.[a,b]	27,417	50,173
AtriCure Inc.[a]	7,370	108,486
Atrion Corp.	398	121,394
Baxter International Inc.	141,025	10,121,364
Becton, Dickinson and Co.	50,215	5,714,969
Boston Scientific Corp.[a]	343,786	4,060,113
C.R. Bard Inc.	19,861	2,834,363
Cantel Medical Corp.	8,320	286,042
Cardiovascular Systems Inc.[a]	8,005	189,158
CareFusion Corp.[a]	54,142	2,449,926
Cerus Corp.[a,b]	15,658	62,789
CONMED Corp.	7,369	271,474
Cooper Companies Inc. (The)	12,437	1,937,063
Covidien PLC	117,190	10,138,107
CryoLife Inc.	7,067	69,751
Cyberonics Inc.[a]	7,091	362,776
Cynosure Inc. Class Aa	4,952	103,992
DENTSPLY International Inc.	37,104	1,691,942
Derma Sciences Inc.[a]	3,795	31,612
DexCom Inc.[a]	19,463	778,325
Edwards Lifesciences Corp.[a]	27,155	2,773,883
Endologix Inc.[a,b]	16,582	175,769
Exactech Inc.[a,b]	2,134	48,847
GenMark Diagnostics Inc.[a,b]	12,190	109,344
Globus Medical Inc. Class Aa,b	16,984	334,075
Greatbatch Inc.[a]	6,163	262,605
Haemonetics Corp.[a]	13,200	460,944
HeartWare International Inc.[a,b]	4,190	325,270
Hill-Rom Holdings Inc.	15,341	635,578
Hologic Inc.[a]	62,458	1,519,603
ICU Medical Inc.[a]	3,203	205,569
IDEXX Laboratories Inc.[a,b]	13,332	1,570,910
Inogen Inc.[a,b]	1,335	27,514
Insulet Corp.[a]	13,819	509,230
Integra LifeSciences Holdings Corp.[a]	6,407	318,044
Intuitive Surgical Inc.[a]	9,311	4,300,006
Invacare Corp.	8,330	98,377
K2M Group Holdings Inc.[a]	2,299	33,175
LDR Holding Corp.[a]	4,226	131,555
Masimo Corp.[a]	12,896	274,427
Medtronic Inc.	259,684	16,087,424
Meridian Bioscience Inc.[b]	10,652	188,434
Merit Medical Systems Inc.[a]	10,874	129,183
Natus Medical Inc.[a]	7,691	226,961

62

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

September 30, 2014

Security	Shares	Value

Neogen Corp.[a,b]	9,109	$359,806
NuVasive Inc.[a]	11,340	395,426
NxStage Medical Inc.[a,b]	15,475	203,187
Ocular Therapeutix Inc.[a]	1,491	22,320
OraSure Technologies Inc.[a,b]	13,968	100,849
Orthofix International NVa,b	4,861	150,497
Oxford Immunotec Global PLC[a,b]	2,930	44,741
PhotoMedex Inc.[a,b]	3,480	21,576
Quidel Corp.[a,b]	7,488	201,203
ResMed Inc.[b]	36,797	1,812,988
Rockwell Medical Technologies Inc.[a,b]	8,689	79,418
Roka Bioscience Inc.[a]	1,302	13,085
RTI Surgical Inc.[a]	14,901	71,227
Sirona Dental Systems Inc.[a,b]	14,959	1,147,056
Spectranetics Corp. (The)[a,b]	10,467	278,108
St. Jude Medical Inc.	73,327	4,409,153
Staar Surgical Co.[a]	9,484	100,815
Steris Corp.	14,926	805,407
Stryker Corp.	87,593	7,073,135
SurModics Inc.[a]	4,043	73,421
Symmetry Medical Inc.[a]	9,670	97,570
Tandem Diabetes Care Inc.[a,b]	2,386	32,020
Teleflex Inc.	10,642	1,117,836
Thoratec Corp.[a]	15,262	407,953
Tornier NVa	9,222	220,406
TransEnterix Inc.[a,b]	7,446	32,465
TriVascular Technologies Inc.[a]	1,931	27,961
Unilife Corp.[a,b]	22,170	50,880
Utah Medical Products Inc.	874	42,616
Varian Medical Systems Inc.[a]	27,017	2,164,602
Vascular Solutions Inc.[a]	4,256	105,123
Veracyte Inc.[a,b]	1,685	16,429
Volcano Corp.[a,b]	13,794	146,768
West Pharmaceutical Services Inc.	18,965	848,873
Wright Medical Group Inc.[a]	12,896	390,749
Zeltiq Aesthetics Inc.[a,b]	8,188	185,294
Zimmer Holdings Inc.	43,620	4,385,991

		119,022,869
HEALTH CARE PROVIDERS & SERVICES — 2.33%
Acadia Healthcare Co. Inc.[a,b]	11,138	540,193
Addus HomeCare Corp.[a]	1,381	27,068
Adeptus Health Inc. Class Aa	1,461	36,379
Aetna Inc.	93,058	7,537,698
Air Methods Corp.[a]	9,919	551,001
Alliance HealthCare Services Inc.[a]	1,265	28,602
Almost Family Inc.[a]	2,073	56,323
Amedisys Inc.[a,b]	7,747	156,257
AmerisourceBergen Corp.	58,694	4,537,046
AMN Healthcare Services Inc.[a]	10,639	167,032
AmSurg Corp.[a]	11,039	552,502
Bio-Reference Laboratories Inc.[a,b]	6,469	181,520
BioScrip Inc.[a]	15,132	104,562
BioTelemetry Inc.[a]	6,861	46,037
Brookdale Senior Living Inc.[a]	44,531	1,434,789
Capital Senior Living Corp.[a]	7,414	157,399
Cardinal Health Inc.	88,429	6,625,101
Catamaran Corp.[a]	53,501	2,255,067
Centene Corp.[a]	15,063	1,245,861
Chemed Corp.	4,905	504,725
Cigna Corp.	69,376	6,291,709

Security	Shares	Value

Community Health Systems Inc.[a]	30,342	$1,662,438
CorVel Corp.[a]	3,181	108,313
Cross Country Healthcare Inc.[a]	7,032	65,327
DaVita HealthCare Partners Inc.[a]	46,193	3,378,556
Ensign Group Inc. (The)	4,645	161,646
Envision Healthcare Holdings Inc.[a]	21,014	728,766
ExamWorks Group Inc.[a,b]	9,452	309,553
Express Scripts Holding Co.[a]	201,073	14,201,786
Five Star Quality Care Inc.[a]	9,348	35,242
Gentiva Health Services Inc.[a]	7,779	130,532
Hanger Inc.[a]	8,839	181,376
HCA Holdings Inc.[a]	84,796	5,979,814
Health Net Inc.[a]	20,535	946,869
HealthEquity Inc.[a]	2,714	49,693
HealthSouth Corp.	22,567	832,722
Healthways Inc.[a,b]	8,654	138,637
Henry Schein Inc.[a]	21,957	2,557,332
Humana Inc.	40,224	5,240,785
IPC The Hospitalist Co. Inc.[a]	4,260	190,805
Kindred Healthcare Inc.	16,837	326,638
Laboratory Corp. of America Holdings[a]	22,037	2,242,265
Landauer Inc.	2,502	82,591
LHC Group Inc.[a]	4,002	92,846
LifePoint Hospitals Inc.[a]	11,110	768,701
Magellan Health Inc.[a]	7,040	385,299
McKesson Corp.	59,916	11,663,848
MEDNAX Inc.[a,b]	25,798	1,414,246
Molina Healthcare Inc.[a,b]	7,772	328,756
MWI Veterinary Supply Inc.[a]	3,253	482,745
National Healthcare Corp.	2,776	154,096
National Research Corp. Class Aa	2,006	26,098
Omnicare Inc.	25,732	1,602,074
Owens & Minor Inc.	16,556	542,043
Patterson Companies Inc.	22,617	937,022
PharMerica Corp.[a]	7,756	189,479
Premier Inc.[a]	8,410	276,353
Providence Service Corp. (The)[a]	3,248	157,138
Quest Diagnostics Inc.	37,008	2,245,645
RadNet Inc.[a]	8,495	56,237
Select Medical Holdings Corp.	20,300	244,209
Skilled Healthcare Group Inc. Class Aa	4,917	32,452
Surgical Care Affiliates Inc.[a,b]	2,920	78,052
Team Health Holdings Inc.[a,b]	17,807	1,032,628
Tenet Healthcare Corp.[a]	25,385	1,507,615
Triple-S Management Corp. Class Ba	6,370	126,763
Trupanion Inc.[a]	2,166	18,411
U.S. Physical Therapy Inc.	3,105	109,886
UnitedHealth Group Inc.	254,238	21,928,028
Universal American Corp.[a]	9,756	78,438
Universal Health Services Inc. Class B	23,093	2,413,219
VCA Inc.[a]	22,642	890,510
WellCare Health Plans Inc.[a]	11,406	688,238
WellPoint Inc.	72,692	8,695,417

		131,755,049
HEALTH CARE TECHNOLOGY — 0.17%
Allscripts Healthcare Solutions Inc.[a]	45,233	606,801
athenahealth Inc.[a,b]	9,990	1,315,583
Castlight Health Inc.[a,b]	3,372	43,634
Cerner Corp.[a]	76,754	4,572,236
Computer Programs and Systems Inc.	2,882	165,686

63

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

September 30, 2014

Security	Shares	Value

HealthStream Inc.[a]	5,043	$121,082
HMS Holdings Corp.[a]	22,372	421,712
Imprivata Inc.[a]	1,540	23,901
IMS Health Holdings Inc.[a]	19,430	508,872
MedAssets Inc.[a]	15,193	314,799
Medidata Solutions Inc.[a]	13,648	604,470
Merge Healthcare Inc.[a]	14,647	32,223
Omnicell Inc.[a]	8,671	236,979
Quality Systems Inc.	13,994	192,697
Veeva Systems Inc.[a,b]	9,730	274,094
Vocera Communications Inc.[a,b]	5,488	44,288

		9,479,057
HOTELS, RESTAURANTS & LEISURE — 1.93%
Aramark	10,896	286,565
Bally Technologies Inc.[a]	9,980	805,386
Belmond Ltd.[a]	25,534	297,726
Biglari Holdings Inc.[a]	433	147,116
BJ’s Restaurants Inc.[a]	6,425	231,236
Bloomin’ Brands Inc.[a]	19,944	365,773
Bob Evans Farms Inc.	6,411	303,497
Boyd Gaming Corp.[a]	20,398	207,244
Bravo Brio Restaurant Group Inc.[a]	5,070	65,758
Brinker International Inc.	16,839	855,253
Buffalo Wild Wings Inc.[a,b]	4,819	647,047
Burger King Worldwide Inc.[b]	28,215	836,857
Caesars Acquisition Co.[a]	11,884	112,541
Caesars Entertainment Corp.[a,b]	13,477	169,541
Carnival Corp.	110,148	4,424,645
Carrols Restaurant Group Inc.[a]	13,686	97,307
Cheesecake Factory Inc. (The)	12,464	567,112
Chipotle Mexican Grill Inc.[a]	8,018	5,344,719
Choice Hotels International Inc.	9,004	468,208
Churchill Downs Inc.	3,338	325,455
Chuy’s Holdings Inc.[a]	4,178	131,147
ClubCorp Holdings Inc.	5,379	106,666
Cracker Barrel Old Country Store Inc.	4,969	512,751
Darden Restaurants Inc.	34,786	1,790,088
Del Frisco’s Restaurant Group Inc.[a]	6,053	115,854
Denny’s Corp.[a]	24,957	175,448
Diamond Resorts International Inc.[a]	9,090	206,888
DineEquity Inc.	3,974	324,239
Domino’s Pizza Inc.	14,567	1,121,076
Dunkin’ Brands Group Inc.	27,573	1,235,822
Einstein Noah Restaurant Group Inc.	1,748	35,240
El Pollo Loco Holdings Inc.[a]	2,130	76,488
Empire Resorts Inc.[a]	3,922	26,317
Famous Dave’s of America Inc.[a]	1,219	32,815
Fiesta Restaurant Group Inc.[a,b]	6,523	324,063
Hilton Worldwide Holdings Inc.[a,b]	35,015	862,419
Hyatt Hotels Corp. Class Aa	10,782	652,527
Ignite Restaurant Group Inc.[a,b]	1,762	10,572
International Game Technology	62,877	1,060,735
International Speedway Corp. Class A	7,127	225,498
Interval Leisure Group Inc.	10,002	190,538
Intrawest Resorts Holdings Inc.[a]	3,487	33,719
Isle of Capri Casinos Inc.[a]	5,764	43,230
Jack in the Box Inc.	10,403	709,381
Jamba Inc.[a]	3,629	51,604
Krispy Kreme Doughnuts Inc.[a,b]	15,651	268,571
La Quinta Holdings Inc.[a]	11,508	218,537

Security	Shares	Value

Las Vegas Sands Corp.	97,737	$6,080,219
Life Time Fitness Inc.[a,b]	11,058	557,766
Marcus Corp. (The)	5,145	81,291
Marriott International Inc. Class A	57,590	4,025,541
Marriott Vacations Worldwide Corp.[a]	7,566	479,760
McDonald’s Corp.	256,231	24,293,261
MGM Resorts International[a]	96,254	2,192,666
Monarch Casino & Resort Inc.[a]	2,224	26,488
Morgans Hotel Group Co.[a]	5,640	45,515
Multimedia Games Holding Co. Inc.[a]	7,071	254,627
Nathan’s Famous Inc.[a]	738	49,955
Noodles & Co.[a]	3,293	63,193
Norwegian Cruise Line Holdings Ltd.[a,b]	23,453	844,777
Panera Bread Co. Class Aa,b	6,359	1,034,736
Papa John’s International Inc.	8,250	329,917
Papa Murphy’s Holdings Inc.[a]	1,510	15,402
Penn National Gaming Inc.[a,b]	17,831	199,886
Pinnacle Entertainment Inc.[a,b]	14,372	360,593
Popeyes Louisiana Kitchen Inc.[a]	6,377	258,269
Potbelly Corp.[a,b]	2,239	26,107
Red Robin Gourmet Burgers Inc.[a]	3,825	217,643
Royal Caribbean Cruises Ltd.	43,386	2,919,444
Ruby Tuesday Inc.[a]	16,525	97,332
Ruth’s Hospitality Group Inc.	8,925	98,532
Scientific Games Corp. Class Aa,b	12,333	132,826
SeaWorld Entertainment Inc.	17,604	338,525
Six Flags Entertainment Corp.	18,888	649,558
Sonic Corp.[a]	15,684	350,694
Speedway Motorsports Inc.	2,992	51,044
Starbucks Corp.	195,577	14,758,240
Starwood Hotels & Resorts Worldwide Inc.	49,908	4,152,845
Texas Roadhouse Inc.	18,443	513,453
Vail Resorts Inc.	9,412	816,585
Wendy’s Co. (The)	72,659	600,163
Wyndham Worldwide Corp.	33,220	2,699,457
Wynn Resorts Ltd.	21,185	3,963,290
Yum! Brands Inc.	114,729	8,258,193
Zoe’s Kitchen Inc.[a,b]	1,510	46,448

		108,985,460
HOUSEHOLD DURABLES — 0.51%
Beazer Homes USA Inc.[a,b]	6,412	107,593
Cavco Industries Inc.[a]	2,529	171,972
Century Communities Inc.[a]	1,037	17,992
CSS Industries Inc.	2,586	62,710
D.R. Horton Inc.	83,716	1,717,852
Dixie Group Inc.[a]	3,891	33,735
Ethan Allen Interiors Inc.	6,375	145,350
Flexsteel Industries	1,150	38,789
Garmin Ltd.	31,640	1,644,964
GoPro Inc.[a]	5,309	497,453
Harman International Industries Inc.	17,588	1,724,327
Helen of Troy Ltd.[a,b]	7,056	370,581
Hovnanian Enterprises Inc. Class Aa,b	26,556	97,461
Installed Building Products Inc.[a,b]	2,231	31,346
iRobot Corp.[a,b]	7,086	215,769
Jarden Corp.[a]	33,861	2,035,385
KB Home	20,696	309,198
La-Z-Boy Inc.	13,468	266,532
Leggett & Platt Inc.	36,528	1,275,558
Lennar Corp. Class A	46,176	1,793,014

64

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

September 30, 2014

Security	Shares	Value

LGI Homes Inc.[a,b]	4,202	$77,149
Libbey Inc.[a]	5,225	137,208
Lifetime Brands Inc.	2,269	34,738
M.D.C. Holdings Inc.	9,893	250,491
M/I Homes Inc.[a]	5,533	109,664
Meritage Homes Corp.[a]	10,866	385,743
Mohawk Industries Inc.[a]	16,117	2,172,894
NACCO Industries Inc. Class A	1,365	67,881
New Home Co. Inc. (The)[a]	2,184	29,484
Newell Rubbermaid Inc.	71,923	2,474,870
NVR Inc.[a]	1,092	1,233,982
PulteGroup Inc.	96,898	1,711,219
Ryland Group Inc. (The)	12,250	407,190
Skullcandy Inc.[a]	4,168	32,469
Standard-Pacific Corp.[a,b]	38,415	287,728
Taylor Morrison Home Corp. Class Aa	8,185	132,761
Tempur Sealy International Inc.[a]	15,468	868,838
Toll Brothers Inc.[a]	46,339	1,443,923
TRI Pointe Homes Inc.[a]	37,997	491,681
Tupperware Brands Corp.	12,882	889,373
Turtle Beach Corp.[a]	1,821	13,931
UCP Inc.[a]	4,985	59,571
Universal Electronics Inc.[a]	3,830	189,087
WCI Communities Inc.[a,b]	3,732	68,818
Whirlpool Corp.	20,001	2,913,146
William Lyon Homes Class Aa	3,587	79,273

		29,120,693
HOUSEHOLD PRODUCTS — 1.66%
Central Garden & Pet Co. Class Aa	9,958	80,062
Church & Dwight Co. Inc.	34,851	2,445,146
Clorox Co. (The)	33,430	3,210,617
Colgate-Palmolive Co.	237,961	15,519,816
Energizer Holdings Inc.	16,148	1,989,595
Harbinger Group Inc.[a]	21,417	280,991
Kimberly-Clark Corp.	97,936	10,534,976
Oil-Dri Corp. of America	1,229	32,040
Orchids Paper Products Co.	1,566	38,461
Procter & Gamble Co. (The)	702,026	58,787,657
Spectrum Brands Holdings Inc.	5,501	498,006
WD-40 Co.	4,137	281,151

		93,698,518
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.17%
Abengoa Yield PLC[a]	7,412	263,719
AES Corp. (The)	188,367	2,671,044
Atlantic Power Corp.[b]	29,714	70,719
Calpine Corp.[a]	109,943	2,385,763
Dynegy Inc.[a]	25,920	748,051
NRG Energy Inc.	87,592	2,669,804
Ormat Technologies Inc.[b]	4,607	121,026
Pattern Energy Group Inc.	10,170	314,457
TerraForm Power Inc.[a]	5,984	172,698

		9,417,281
INDUSTRIAL CONGLOMERATES — 1.91%
3M Co.	169,759	24,051,455
Carlisle Companies Inc.	16,289	1,309,310
Danaher Corp.	157,888	11,996,330

Security	Shares	Value

General Electric Co.	2,601,550	$66,651,711
Raven Industries Inc.	9,469	231,044
Roper Industries Inc.	26,097	3,817,730

		108,057,580
INSURANCE — 3.00%
ACE Ltd.	87,768	9,204,230
Aflac Inc.	118,038	6,875,713
Alleghany Corp.[a]	4,286	1,792,191
Allied World Assurance Co. Holdings Ltd.	25,011	921,405
Allstate Corp. (The)	112,109	6,880,129
Ambac Financial Group Inc.[a,b]	10,474	231,475
American Equity Investment Life Holding Co.	18,781	429,709
American Financial Group Inc.	18,846	1,090,995
American International Group Inc.	374,796	20,246,480
American National Insurance Co.	1,878	211,087
Amerisafe Inc.	4,715	184,404
AmTrust Financial Services Inc.[b]	7,674	305,579
Aon PLC	77,107	6,759,971
Arch Capital Group Ltd.[a]	34,500	1,887,840
Argo Group International Holdings Ltd.	7,384	371,489
Arthur J. Gallagher & Co.	40,779	1,849,735
Aspen Insurance Holdings Ltd.	17,188	735,131
Assurant Inc.	18,871	1,213,405
Assured Guaranty Ltd.	43,527	964,558
Atlas Financial Holdings Inc.[a]	2,992	41,409
Axis Capital Holdings Ltd.	27,648	1,308,580
Baldwin & Lyons Inc. Class B	2,315	57,181
Brown & Brown Inc.	30,779	989,545
Chubb Corp. (The)	63,540	5,787,223
Cincinnati Financial Corp.	42,354	1,992,756
Citizens Inc.[a,b]	10,014	64,690
CNA Financial Corp.	6,906	262,635
CNO Financial Group Inc.	57,514	975,437
Crawford & Co. Class B	6,590	54,368
Donegal Group Inc. Class A	1,965	30,182
eHealth Inc.[a]	5,427	130,954
EMC Insurance Group Inc.	1,144	33,039
Employers Holdings Inc.	7,418	142,797
Endurance Specialty Holdings Ltd.	11,339	625,686
Enstar Group Ltd.[a]	2,059	280,683
Erie Indemnity Co. Class A	6,395	484,805
Everest Re Group Ltd.	11,990	1,942,500
FBL Financial Group Inc. Class A	2,544	113,717
Federated National Holding Co.	2,941	82,613
Fidelity & Guaranty Life	3,469	74,063
First American Financial Corp.	27,542	746,939
FNF Group	71,258	1,976,697
Genworth Financial Inc. Class Aa	128,055	1,677,521
Global Indemnity PLC[a]	2,681	67,642
Greenlight Capital Re Ltd. Class Aa	7,344	238,019
Hallmark Financial Services Inc.[a]	3,748	38,642
Hanover Insurance Group Inc. (The)	11,671	716,833
Hartford Financial Services Group Inc. (The)	116,878	4,353,706
HCC Insurance Holdings Inc.	26,321	1,271,041
HCI Group Inc.	1,745	62,803
Heritage Insurance Holdings Inc.[a,b]	1,791	26,972
Hilltop Holdings Inc.[a]	16,364	328,098
Horace Mann Educators Corp.	10,390	296,219
Independence Holding Co.	2,040	27,112
Infinity Property and Casualty Corp.	3,040	194,590

65

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

September 30, 2014

Security	Shares	Value

Kansas City Life Insurance Co.	1,073	$47,588
Kemper Corp.	12,751	435,447
Lincoln National Corp.	68,549	3,672,855
Loews Corp.	84,593	3,524,144
Maiden Holdings Ltd.	13,272	147,054
Markel Corp.[a,b]	3,594	2,286,323
Marsh & McLennan Companies Inc.	142,858	7,477,188
MBIA Inc.[a]	36,704	336,943
Meadowbrook Insurance Group Inc.	12,981	75,939
Mercury General Corp.	5,805	283,342
MetLife Inc.	243,144	13,061,696
Montpelier Re Holdings Ltd.	9,734	302,630
National General Holdings Corp.	9,218	155,692
National Interstate Corp.	1,650	46,035
National Western Life Insurance Co. Class A	613	151,417
Navigators Group Inc. (The)[a]	2,632	161,868
Old Republic International Corp.	67,455	963,257
OneBeacon Insurance Group Ltd. Class A	5,901	90,934
PartnerRe Ltd.	13,328	1,464,614
Phoenix Companies Inc. (The)[a]	1,548	86,781
Platinum Underwriters Holdings Ltd.	7,004	426,333
Primerica Inc.	14,743	710,907
Principal Financial Group Inc.	76,088	3,992,337
ProAssurance Corp.	15,898	700,625
Progressive Corp. (The)	153,871	3,889,859
Protective Life Corp.	20,335	1,411,452
Prudential Financial Inc.	119,574	10,515,338
Reinsurance Group of America Inc.	17,948	1,438,173
RenaissanceRe Holdings Ltd.	10,833	1,083,192
RLI Corp.	11,111	480,995
Safety Insurance Group Inc.	3,242	174,776
Selective Insurance Group Inc.	14,269	315,916
StanCorp Financial Group Inc.	11,523	728,023
State Auto Financial Corp.	3,954	81,097
Stewart Information Services Corp.	5,164	151,563
Symetra Financial Corp.	20,130	469,633
Third Point Reinsurance Ltd.[a]	14,595	212,357
Torchmark Corp.	34,240	1,793,149
Travelers Companies Inc. (The)	90,318	8,484,473
United Fire Group Inc.	5,165	143,432
United Insurance Holdings Corp.	4,329	64,935
Universal Insurance Holdings Inc.	9,954	128,705
Unum Group	66,906	2,300,228
Validus Holdings Ltd.	24,403	955,133
W.R. Berkley Corp.	26,082	1,246,720
White Mountains Insurance Group Ltd.	1,626	1,024,494
XL Group PLC	69,966	2,320,772

		169,669,587
INTERNET & CATALOG RETAIL — 1.20%
1-800-FLOWERS.COM Inc. Class Aa	6,637	47,720
Amazon.com Inc.[a]	97,474	31,429,516
Blue Nile Inc.[a]	3,172	90,561
Coupons.com Inc.[a,b]	3,139	37,542
Expedia Inc.	26,299	2,304,318
FTD Companies Inc.[a,b]	4,692	160,044
Gaiam Inc. Class Aa	3,899	28,619
Groupon Inc.[a,b]	124,662	832,742
HomeAway Inc.[a]	24,233	860,271
HSN Inc.	8,757	537,417
Lands’ End Inc.[a]	3,724	153,131

Security	Shares	Value

Liberty Interactive Corp. Series Aa	127,569	$3,638,268
Liberty TripAdvisor Holdings Inc. Class Aa	18,990	643,761
Liberty Ventures Series Aa	18,990	720,860
Netflix Inc.[a,b]	15,577	7,028,031
NutriSystem Inc.	7,452	114,537
Orbitz Worldwide Inc.[a]	13,208	103,947
Overstock.com Inc.[a]	2,942	49,602
PetMed Express Inc.	5,135	69,836
Priceline Group Inc. (The)[a]	13,403	15,528,448
RetailMeNot Inc.[a,b]	7,911	127,842
Shutterfly Inc.[a]	9,824	478,822
TripAdvisor Inc.[a,b]	29,030	2,653,923
Valuevision Media Inc. Class Aa	10,136	51,998
zulily Inc.[a,b]	3,438	13 0,266

		67,822,022
INTERNET SOFTWARE & SERVICES — 3.41%
Aerohive Networks Inc.[a,b]	2,470	19,809
Akamai Technologies Inc.[a]	45,988	2,750,082
Amber Road Inc.[a]	2,325	40,316
Angie’s List Inc.[a,b]	10,920	69,560
AOL Inc.[a]	20,068	902,057
Bankrate Inc.[a]	17,278	196,278
Bazaarvoice Inc.[a,b]	12,460	92,079
Benefitfocus Inc.[a,b]	1,318	35,507
Blucora Inc.[a,b]	10,460	159,410
Borderfree Inc.[a,b]	1,547	19,956
Brightcove Inc.[a]	7,320	40,846
Carbonite Inc.[a,b]	2,950	30,208
Care.com Inc.[a,b]	1,704	13,888
ChannelAdvisor Corp.[a,b]	5,289	86,740
Chegg Inc.[a]	18,823	117,456
comScore Inc.[a]	9,116	331,914
Constant Contact Inc.[a]	7,879	213,836
Conversant Inc.[a,b]	17,026	583,141
Cornerstone OnDemand Inc.[a,b]	13,761	473,516
CoStar Group Inc.[a]	8,394	1,305,603
Cvent Inc.[a,b]	4,570	115,941
Dealertrack Technologies Inc.[a,b]	13,873	602,227
Demand Media Inc.[a,b]	1,576	13,948
Demandware Inc.[a,b]	7,771	395,699
Dice Holdings Inc.[a]	11,799	98,876
Digital River Inc.[a]	9,584	139,160
E2open Inc.[a,b]	6,858	63,848
EarthLink Holdings Corp.	27,477	93,971
eBay Inc.[a]	329,338	18,650,411
Endurance International Group Holdings Inc.[a,b]	9,590	156,029
Envestnet Inc.[a]	8,800	396,000
Equinix Inc.[a]	13,801	2,932,436
Everyday Health Inc.[a,b]	1,966	27,465
Facebook Inc. Class Aa	512,273	40,490,058
Five9 Inc.[a,b]	3,174	20,758
Global Eagle Entertainment Inc.[a,b]	11,106	124,609
Gogo Inc.[a,b]	14,388	242,582
Google Inc. Class Aa	72,823	42,849,781
Google Inc. Class Ca	73,685	42,542,772
GrubHub Inc.[a,b]	2,327	79,676
GTT Communications Inc.[a,b]	3,658	43,567
IAC/InterActiveCorp	19,344	1,274,770
Internap Network Services Corp.[a,b]	13,755	94,910
IntraLinks Holdings Inc.[a]	9,535	77,234

66

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

September 30, 2014

Security	Shares	Value

j2 Global Inc.	12,013	$592,962
Limelight Networks Inc.[a]	16,421	38,343
LinkedIn Corp. Class Aa	27,099	5,630,901
Liquidity Services Inc.[a]	6,074	83,518
LivePerson Inc.[a]	14,319	180,276
LogMeIn Inc.[a]	6,304	290,425
Marchex Inc. Class B	6,536	27,124
Marin Software Inc.[a,b]	7,448	64,053
Marketo Inc.[a,b]	6,568	212,146
Millennial Media Inc.[a,b]	22,350	41,571
Monster Worldwide Inc.[a,b]	21,972	120,846
Move Inc.[a]	10,730	224,901
NIC Inc.	16,779	288,934
OPOWER Inc.[a,b]	2,020	38,097
Pandora Media Inc.[a]	53,312	1,288,018
Perficient Inc.[a]	8,362	125,346
Q2 Holdings Inc.[a]	2,565	35,910
QuinStreet Inc.[a]	8,533	35,412
Rackspace Hosting Inc.[a]	30,845	1,004,005
RealNetworks Inc.[a]	5,805	40,345
Reis Inc.	2,141	50,506
Rightside Group Ltd.[a]	1,576	15,366
Rocket Fuel Inc.[a,b]	4,681	73,960
SciQuest Inc.[a,b]	5,892	88,616
Shutterstock Inc.[a,b]	3,926	280,238
SPS Commerce Inc.[a]	3,888	206,647
Stamps.com Inc.[a]	3,709	117,798
TechTarget Inc.[a]	4,291	36,860
Textura Corp.[a,b]	4,731	124,898
Travelzoo Inc.[a]	1,872	29,016
Tremor Video Inc.[a]	9,212	21,556
TrueCar Inc.[a,b]	2,022	36,295
Trulia Inc.[a,b]	9,539	466,457
Twitter Inc.[a]	124,477	6,420,524
Unwired Planet Inc.[a]	21,511	40,010
VeriSign Inc.[a,b]	31,335	1,727,185
VistaPrint NVa,b	8,341	457,003
Web.com Group Inc.[a]	13,367	266,805
WebMD Health Corp.[a]	10,024	419,103
Wix.com Ltd.[a]	2,157	35,051
XO Group Inc.[a]	6,896	77,304
Xoom Corp.[a,b]	7,939	174,261
Yahoo! Inc.[a]	261,612	10,660,689
Yelp Inc.[a,b]	13,172	898,989
YuMe Inc.[a]	4,709	23,545
Zillow Inc. Class Aa,b	8,066	935,575
Zix Corp.[a,b]	15,723	53,773

		193,110,093
IT SERVICES — 3.14%
Accenture PLC Class A	164,414	13,370,146
Acxiom Corp.[a]	18,744	310,213
Alliance Data Systems Corp.[a]	14,074	3,494,152
Amdocs Ltd.	41,691	1,912,783
Automatic Data Processing Inc.	125,312	10,410,921
Blackhawk Network Holdings Inc.[a,b]	13,741	445,208
Booz Allen Hamilton Holding Corp.	19,207	449,444
Broadridge Financial Solutions Inc.	31,368	1,305,850
CACI International Inc. Class Aa,b	6,021	429,117
Cardtronics Inc.[a]	11,474	403,885
Cass Information Systems Inc.	2,731	113,063

Security	Shares	Value

CIBER Inc.[a]	19,010	$65,204
Cognizant Technology Solutions Corp. Class Aa	157,744	7,062,199
Computer Sciences Corp.	37,652	2,302,420
Computer Task Group Inc.	4,040	44,844
Convergys Corp.	27,206	484,811
CoreLogic Inc.[a]	24,990	676,479
CSG Systems International Inc.	8,796	231,159
Datalink Corp.[a]	3,966	42,159
DST Systems Inc.	7,863	659,863
EPAM Systems Inc.[a,b]	9,203	402,999
Euronet Worldwide Inc.[a]	13,195	630,589
EVERTEC Inc.	16,960	378,886
ExlService Holdings Inc.[a]	8,472	206,802
Fidelity National Information Services Inc.	74,807	4,211,634
Fiserv Inc.[a]	64,343	4,158,810
FleetCor Technologies Inc.[a]	21,540	3,061,265
Forrester Research Inc.	3,682	135,719
Gartner Inc.[a]	23,454	1,723,165
Genpact Ltd.[a]	43,537	710,524
Global Cash Access Inc.[a]	16,410	110,768
Global Payments Inc.	17,711	1,237,645
Hackett Group Inc. (The)	6,470	38,561
Heartland Payment Systems Inc.	9,373	447,280
Higher One Holdings Inc.[a]	8,424	20,807
iGATE Corp.[a]	10,318	378,877
Information Services Group Inc.[a]	8,484	32,239
International Business Machines Corp.	245,421	46,588,268
Jack Henry & Associates Inc.	22,145	1,232,591
Leidos Holdings Inc.	16,693	573,071
Lionbridge Technologies Inc.[a]	14,570	65,565
Luxoft Holding Inc.[a]	2,429	90,359
ManTech International Corp. Class A	6,010	161,969
MasterCard Inc. Class A	260,379	19,247,216
MAXIMUS Inc.	17,582	705,566
ModusLink Global Solutions Inc.[a,b]	10,060	35,914
MoneyGram International Inc.[a]	5,644	70,776
NeuStar Inc. Class Aa,b	15,753	391,147
Paychex Inc.	84,224	3,722,701
PRGX Global Inc.[a]	5,509	32,283
Sabre Corp.	11,749	210,483
Sapient Corp.[a]	28,545	399,630
Science Applications International Corp.	11,273	498,605
ServiceSource International Inc.[a,b]	15,793	51,011
Sykes Enterprises Inc.[a]	10,036	200,519
Syntel Inc.[a]	3,976	349,649
TeleTech Holdings Inc.[a]	4,801	118,009
Teradata Corp.[a,b]	40,994	1,718,468
Total System Services Inc.	43,965	1,361,156
Unisys Corp.[a,b]	14,084	329,706
Vantiv Inc. Class Aa	32,307	998,286
VeriFone Systems Inc.[a]	29,615	1,018,164
Virtusa Corp.[a]	6,843	243,337
Visa Inc. Class A	130,100	27,759,437
Western Union Co.	140,070	2,246,723
WEX Inc.[a]	10,266	1,132,545
Xerox Corp.	303,411	4,014,128

		177,667,772
LEISURE EQUIPMENT & PRODUCTS — 0.16%
Arctic Cat Inc.	3,247	113,060
Black Diamond Inc.[a,b]	5,517	41,708

67

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

September 30, 2014

Security	Shares	Value

Brunswick Corp.	24,703	$1,040,984
Callaway Golf Co.	17,119	123,942
Escalade Inc.	2,569	30,982
Hasbro Inc.	30,017	1,650,785
JAKKS Pacific Inc.[a,b]	5,710	40,541
Johnson Outdoors Inc. Class A	1,546	40,041
LeapFrog Enterprises Inc.[a,b]	16,503	98,853
Malibu Boats Inc. Class Aa	1,855	34,355
Marine Products Corp.	2,639	20,822
Mattel Inc.	88,178	2,702,656
Nautilus Inc.[a]	8,013	95,916
Polaris Industries Inc.	17,186	2,574,291
Smith & Wesson Holding Corp.[a]	16,807	158,658
Sturm, Ruger & Co. Inc.[b]	4,959	241,454

		9,009,048
LIFE SCIENCES TOOLS & SERVICES — 0.66%
Accelerate Diagnostics Inc.[a,b]	5,813	124,863
Affymetrix Inc.[a]	17,772	141,820
Agilent Technologies Inc.	86,669	4,938,400
Albany Molecular Research Inc.[a]	6,009	132,619
Bio-Rad Laboratories Inc. Class Aa,b	5,395	611,793
Bruker Corp.[a]	28,324	524,419
Cambrex Corp.[a]	7,781	145,349
Charles River Laboratories International Inc.[a]	12,746	761,446
Covance Inc.[a]	15,142	1,191,675
Enzo Biochem Inc.[a]	8,884	45,753
Fluidigm Corp.[a]	8,637	211,606
Furiex Pharmaceuticals Inc.	1,940	19,400
Illumina Inc.[a]	36,167	5,928,495
Luminex Corp.[a]	9,523	185,698
Mettler-Toledo International Inc.[a]	7,592	1,944,539
NanoString Technologies Inc.[a,b]	2,607	28,521
Pacific Biosciences of California Inc.[a,b]	18,003	88,395
PAREXEL International Corp.[a]	14,710	928,054
PerkinElmer Inc.	28,776	1,254,634
QIAGEN NVa,b	61,210	1,393,752
Quintiles Transnational Holdings Inc.[a]	14,648	817,065
Sequenom Inc.[a,b]	29,394	87,300
TECHNE Corp.	9,611	899,109
Thermo Fisher Scientific Inc.	103,670	12,616,639
Waters Corp.[a]	22,201	2,200,563

		37,221,907
MACHINERY — 1.97%
Accuride Corp.[a]	12,353	46,818
Actuant Corp. Class A	18,982	579,331
AGCO Corp.	24,022	1,092,040
Alamo Group Inc.	1,827	74,907
Albany International Corp. Class A	7,121	242,399
Allison Transmission Holdings Inc.	35,013	997,520
Altra Industrial Motion Corp.	6,996	204,003
American Railcar Industries Inc.	2,534	187,313
ARC Group Worldwide Inc.[a,b]	795	12,418
Astec Industries Inc.	5,130	187,091
Barnes Group Inc.	14,203	431,061
Blount International Inc.[a]	12,837	194,224
Briggs & Stratton Corp.	12,610	227,232
Caterpillar Inc.	162,293	16,071,876
Chart Industries Inc.[a]	7,755	474,063

Security	Shares	Value

CIRCOR International Inc.	4,619	$310,997
CLARCOR Inc.	13,161	830,196
Colfax Corp.[a,b]	24,775	1,411,432
Columbus McKinnon Corp.	5,086	111,841
Commercial Vehicle Group Inc.[a]	6,386	39,465
Crane Co.	12,706	803,146
Cummins Inc.	47,801	6,308,776
Deere & Co.	94,551	7,752,237
Donaldson Co. Inc.	37,954	1,542,071
Douglas Dynamics Inc.	5,766	112,437
Dover Corp.	43,269	3,475,799
Dynamic Materials Corp.	3,649	69,513
Energy Recovery Inc.[a,b]	11,647	41,230
EnPro Industries Inc.[a]	6,356	384,729
ESCO Technologies Inc.	6,967	242,312
ExOne Co. (The)[a,b]	3,277	68,457
Federal Signal Corp.	15,776	208,874
Flowserve Corp.	35,693	2,517,070
FreightCar America Inc.	3,030	100,899
Global Brass & Copper Holdings Inc.	5,554	81,477
Gorman-Rupp Co. (The)	4,993	149,990
Graco Inc.	15,715	1,146,881
Graham Corp.	2,705	77,769
Greenbrier Companies Inc. (The)	7,132	523,346
Harsco Corp.	21,055	450,788
Hillenbrand Inc.	16,242	501,715
Hurco Companies Inc.	1,679	63,231
Hyster-Yale Materials Handling Inc.	2,614	187,215
IDEX Corp.	21,300	1,541,481
Illinois Tool Works Inc.	88,764	7,493,457
Ingersoll-Rand PLC	70,266	3,960,192
ITT Corp.	24,378	1,095,547
John Bean Technologies Corp.	7,516	211,425
Joy Global Inc.	26,072	1,421,967
Kadant Inc.	2,976	116,213
Kennametal Inc.	20,205	834,669
L.B. Foster Co. Class A	2,494	114,574
Lincoln Electric Holdings Inc.	20,898	1,444,783
Lindsay Corp.[b]	3,252	243,087
Lydall Inc.[a]	4,437	119,843
Manitex International Inc.[a,b]	3,163	35,710
Manitowoc Co. Inc. (The)	34,286	804,007
Meritor Inc.[a]	25,154	272,921
Middleby Corp. (The)[a]	14,621	1,288,549
Miller Industries Inc.	2,807	47,438
Mueller Industries Inc.	14,659	418,368
Mueller Water Products Inc. Class A	40,744	337,360
Navistar International Corp.[a,b]	14,470	476,208
NN Inc.	4,224	112,865
Nordson Corp.	16,706	1,270,825
Omega Flex Inc.	736	14,323
Oshkosh Corp.	21,624	954,700
PACCAR Inc.	91,549	5,206,849
Pall Corp.	28,844	2,414,243
Parker-Hannifin Corp.	38,711	4,418,861
Pentair PLC	50,526	3,308,948
Proto Labs Inc.[a,b]	5,851	403,719
RBC Bearings Inc.	5,752	326,138
Rexnord Corp.[a]	19,439	553,040
Snap-on Inc.	15,163	1,835,936
SPX Corp.	11,385	1,069,393
Standex International Corp.	3,214	238,286

68

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

September 30, 2014

Security	Shares	Value

Stanley Black & Decker Inc.	40,561	$3,601,411
Sun Hydraulics Corp.	5,461	205,279
Tennant Co.	4,871	326,795
Terex Corp.	28,705	911,958
Timken Co. (The)	21,182	897,905
Titan International Inc.[b]	9,802	115,860
Toro Co. (The)	14,908	883,001
TriMas Corp.[a]	11,610	282,471
Trinity Industries Inc.	40,259	1,880,900
Twin Disc Inc.	2,125	57,290
Valmont Industries Inc.[b]	6,918	933,446
Wabash National Corp.[a]	17,748	236,403
WABCO Holdings Inc.[a]	14,523	1,320,867
Wabtec Corp.	25,086	2,032,969
Watts Water Technologies Inc. Class A	7,351	428,196
Woodward Inc.	16,579	789,492
Xerium Technologies Inc.[a]	2,832	41,376
Xylem Inc.	48,246	1,712,251

		111,599,984
MARINE — 0.04%
Baltic Trading Ltd.	12,790	52,951
International Shipholding Corp.	1,328	23,758
Kirby Corp.[a]	14,568	1,716,839
Matson Inc.	10,979	274,804
Navios Maritime Holdings Inc.	20,628	123,768
Safe Bulkers Inc.	10,120	67,399
Scorpio Bulkers Inc.[a]	34,183	198,945
Ultrapetrol (Bahamas) Ltd.[a]	5,556	17,335

		2,475,799
MEDIA — 3.46%
A.H. Belo Corp. Class A	4,888	52,155
AMC Entertainment Holdings Inc. Class A	5,441	125,089
AMC Networks Inc. Class Aa	15,555	908,723
Cablevision NY Group Class A	50,462	883,590
Carmike Cinemas Inc.[a,b]	7,366	228,199
CBS Corp. Class B NVS	135,668	7,258,238
CBS Outdoor Americas Inc.	30,963	927,032
Central European Media Enterprises Ltd. Class Aa,b	19,796	44,541
Charter Communications Inc. Class Aa	20,612	3,120,038
Cinemark Holdings Inc.	29,947	1,019,396
Clear Channel Outdoor Holdings Inc. Class A	10,675	71,949
Comcast Corp. Class A	672,055	36,143,118
Crown Media Holdings Inc. Class Aa	8,859	28,349
Cumulus Media Inc. Class Aa,b	35,633	143,601
Daily Journal Corp.[a,b]	220	39,710
Dex Media Inc.[a,b]	4,469	42,724
DIRECTV[a]	121,584	10,519,448
Discovery Communications Inc. Series Aa,b	59,651	2,254,808
Discovery Communications Inc. Series C NVS[a]	59,651	2,223,789
DISH Network Corp. Class Aa	55,394	3,577,344
DreamWorks Animation SKG Inc. Class Aa,b	19,133	521,757
E.W. Scripps Co. (The) Class Aa	7,740	126,239
Entercom Communications Corp. Class Aa	6,112	49,079
Entravision Communications Corp. Class A	12,769	50,565
Eros International PLC[a]	5,094	74,423
Gannett Co. Inc.	59,269	1,758,511
Global Sources Ltd.[a]	4,806	32,248
Gray Television Inc.[a]	12,992	102,377

Security	Shares	Value

Harte-Hanks Inc.	11,646	$74,185
Hemisphere Media Group Inc.[a]	2,206	23,516
Interpublic Group of Companies Inc. (The)	110,994	2,033,410
John Wiley & Sons Inc. Class A	11,590	650,315
Journal Communications Inc. Class Aa	10,952	92,325
Lamar Advertising Co. Class A	20,042	987,068
Lee Enterprises Inc.[a]	13,936	47,104
Liberty Media Corp. Class Aa	24,522	1,156,948
Liberty Media Corp. Class Ca	49,032	2,304,014
Lions Gate Entertainment Corp.	20,910	689,403
Live Nation Entertainment Inc.[a]	38,650	928,373
Loral Space & Communications Inc.[a]	3,337	239,630
Madison Square Garden Inc. Class Aa,b	15,722	1,039,539
Martha Stewart Living Omnimedia Inc. Class Aa	6,908	24,869
McClatchy Co. (The) Class Aa	14,669	49,288
MDC Partners Inc.	10,092	193,665
Media General Inc. Class Aa	14,019	183,789
Meredith Corp.	9,420	403,176
Morningstar Inc.	5,391	366,049
National CineMedia Inc.	14,554	211,179
New Media Investment Group Inc.	7,803	129,764
New York Times Co. (The) Class A	36,632	411,011
News Corp. Class A NVS[a]	128,693	2,104,131
Nexstar Broadcasting Group Inc.	7,616	307,839
Omnicom Group Inc.	67,179	4,625,946
Radio One Inc. Class Da	6,009	19,109
ReachLocal Inc.[a,b]	2,587	9,339
Reading International Inc. Class Aa	4,445	37,338
Regal Entertainment Group Class A	21,329	424,020
Rentrak Corp.[a]	2,499	152,289
Saga Communications Inc. Class A	1,211	40,665
Salem Communications Corp. Class A	2,701	20,555
Scholastic Corp.	6,731	217,546
Scripps Networks Interactive Inc. Class A	27,467	2,144,898
SFX Entertainment Inc.[a,b]	12,516	62,830
Sinclair Broadcast Group Inc. Class A	17,699	461,767
Sirius XM Holdings Inc.[a,b]	672,610	2,347,409
Sizmek Inc.[a,b]	6,903	53,429
Starz Series Aa	24,327	804,737
Thomson Reuters Corp.	92,363	3,362,937
Time Inc.[a]	28,890	676,893
Time Warner Cable Inc.	72,413	10,390,541
Time Warner Inc.	228,883	17,214,290
Townsquare Media Inc.[a]	2,314	27,814
Twenty-First Century Fox Inc. Class A	493,140	16,909,771
Viacom Inc. Class B NVS	111,723	8,595,968
Walt Disney Co. (The)	449,318	40,002,782
World Wrestling Entertainment Inc. Class Ab	6,917	95,247

		195,675,750
METALS & MINING — 0.66%
A.M. Castle & Co.[a,b]	4,204	35,902
AK Steel Holding Corp.[a]	45,917	367,795
Alcoa Inc.	305,697	4,918,665
Allegheny Technologies Inc.	27,934	1,036,351
Allied Nevada Gold Corp.[a,b]	26,925	89,122
Ampco-Pittsburgh Corp.	2,139	42,780
Carpenter Technology Corp.	13,762	621,354
Century Aluminum Co.[a,b]	13,477	349,998
Cliffs Natural Resources Inc.[b]	39,683	411,909
Coeur Mining Inc.[a,b]	25,930	128,613

69

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

September 30, 2014

Security	Shares	Value

Commercial Metals Co.	30,164	$514,899
Compass Minerals International Inc.	8,604	725,145
Freeport-McMoRan Inc.	269,380	8,795,257
Gerber Scientific Inc. Escrow[a]	5,665	57
Globe Specialty Metals Inc.	15,875	288,766
Gold Resource Corp.	7,748	39,670
Handy & Harman Ltd.[a]	1,547	40,624
Haynes International Inc.	3,132	144,041
Hecla Mining Co.	83,493	207,063
Horsehead Holding Corp.[a]	15,204	251,322
Kaiser Aluminum Corp.	4,986	380,033
Materion Corp.	5,252	161,079
Molycorp Inc.[a,b]	48,032	57,158
Newmont Mining Corp.	130,301	3,003,438
Noranda Aluminium Holding Corp.	8,677	39,220
Nucor Corp.	82,188	4,461,165
Olympic Steel Inc.	2,277	46,838
Reliance Steel & Aluminum Co.	20,598	1,408,903
Royal Gold Inc.	16,730	1,086,446
RTI International Metals Inc.[a]	7,809	192,570
Ryerson Holding Corp.[a]	2,853	36,518
Schnitzer Steel Industries Inc. Class A	6,588	158,441
Southern Copper Corp.	37,901	1,123,765
Steel Dynamics Inc.	62,277	1,408,083
Stillwater Mining Co.[a,b]	30,021	451,216
SunCoke Energy Inc.[a]	18,337	411,666
Tahoe Resources Inc.[a]	21,802	442,581
TimkenSteel Corp.	10,591	492,376
United States Steel Corp.	37,437	1,466,407
Universal Stainless & Alloy Products Inc.[a]	1,798	47,395
US Silica Holdings Inc.	13,931	870,827
Walter Energy Inc.[b]	16,274	38,081
Worthington Industries Inc.	13,547	504,219

		37,297,758
MULTI-UTILITIES — 1.02%
Alliant Energy Corp.	28,880	1,600,241
Ameren Corp.	62,676	2,402,371
Avista Corp.	15,263	465,979
Black Hills Corp.	11,495	550,381
CenterPoint Energy Inc.	110,553	2,705,232
CMS Energy Corp.	70,868	2,101,945
Consolidated Edison Inc.[b]	75,819	4,295,904
Dominion Resources Inc.	150,411	10,391,896
DTE Energy Co.	45,935	3,494,735
Integrys Energy Group Inc.	20,352	1,319,217
MDU Resources Group Inc.	49,142	1,366,639
NiSource Inc.	82,404	3,376,916
NorthWestern Corp.	10,677	484,309
PG&E Corp.	119,943	5,402,233
Public Service Enterprise Group Inc.	131,025	4,879,371
SCANA Corp.	37,227	1,846,831
Sempra Energy	63,778	6,720,926
TECO Energy Inc.	60,663	1,054,323
Vectren Corp.	21,375	852,862
Wisconsin Energy Corp.	59,230	2,546,890

		57,859,201
MULTILINE RETAIL — 0.61%
Big Lots Inc.	14,868	640,067

Security	Shares	Value

Bon-Ton Stores Inc. (The)[b]	3,548	$29,661
Burlington Stores Inc.[a,b]	7,362	293,449
Dillard’s Inc. Class A	6,380	695,293
Dollar General Corp.[a]	80,712	4,932,310
Dollar Tree Inc.[a]	53,261	2,986,344
Family Dollar Stores Inc.	24,877	1,921,500
Fred’s Inc. Class A	9,555	133,770
J.C. Penney Co. Inc.[a,b]	79,072	793,883
Kohl’s Corp.	54,028	3,297,329
Macy’s Inc.	94,437	5,494,345
Nordstrom Inc.	36,038	2,463,918
Sears Holdings Corp.[a,b]	6,931	174,869
Target Corp.	164,712	10,324,148
Tuesday Morning Corp.[a,b]	10,930	212,097

		34,392,983
OIL, GAS & CONSUMABLE FUELS — 7.21%
Abraxas Petroleum Corp.[a]	20,993	110,843
Adams Resources & Energy Inc.	609	26,973
Alon USA Energy Inc.	6,011	86,318
Alpha Natural Resources Inc.[a,b]	57,127	141,675
American Eagle Energy Corp.[a]	7,908	32,186
Amyris Inc.[a,b]	7,893	29,914
Anadarko Petroleum Corp.	131,057	13,294,422
Antero Resources Corp.[a,b]	13,747	754,573
Apache Corp.	100,259	9,411,312
Apco Oil and Gas International Inc.[a]	2,304	29,699
Approach Resources Inc.[a,b]	8,923	129,383
Arch Coal Inc.[b]	55,115	116,844
Ardmore Shipping Corp.	4,689	51,110
Athlon Energy Inc.[a]	13,253	771,722
Bill Barrett Corp.[a,b]	12,505	275,610
Bonanza Creek Energy Inc.[a,b]	8,627	490,876
BPZ Resources Inc.[a,b]	26,877	51,335
Cabot Oil & Gas Corp.	108,461	3,545,590
Callon Petroleum Co.[a]	10,613	93,500
Carrizo Oil & Gas Inc.[a]	11,806	635,399
Cheniere Energy Inc.[a]	61,832	4,948,415
Chesapeake Energy Corp.	136,899	3,147,308
Chevron Corp.	493,880	58,929,762
Cimarex Energy Co.	22,338	2,826,427
Clayton Williams Energy Inc.[a,b]	1,595	153,838
Clean Energy Fuels Corp.[a,b]	17,190	134,082
Cloud Peak Energy Inc.[a,b]	15,816	199,598
Cobalt International Energy Inc.[a]	91,123	1,239,273
Comstock Resources Inc.	12,558	233,830
Concho Resources Inc.[a]	29,464	3,694,491
ConocoPhillips	318,305	24,356,699
CONSOL Energy Inc.	59,453	2,250,891
Contango Oil & Gas Co.[a]	5,135	170,687
Continental Resources Inc.[a]	22,006	1,462,959
CVR Energy Inc.	4,270	190,997
Delek US Holdings Inc.	15,339	508,028
Denbury Resources Inc.	91,548	1,375,966
Devon Energy Corp.	106,182	7,239,489
DHT Holdings Inc.	18,037	111,108
Diamondback Energy Inc.[a]	10,902	815,252
Dorian LPG Ltd.[a]	1,902	33,894
Eclipse Resources Corp.[a]	7,858	130,600
Emerald Oil Inc.[a,b]	19,007	116,893
Energen Corp.	18,707	1,351,394

70

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

September 30, 2014

Security	Shares	Value

Energy XXI (Bermuda) Ltd.	24,607	$279,289
EOG Resources Inc.	141,680	14,029,154
EP Energy Corp. Class Aa,b	9,118	159,383
EQT Corp.	39,608	3,625,716
Evolution Petroleum Corp.	4,027	36,968
EXCO Resources Inc.[b]	39,462	131,803
Exxon Mobil Corp.	1,114,088	104,779,976
Forest Oil Corp.[a]	31,115	36,404
Frontline Ltd.[a,b]	13,178	16,604
FX Energy Inc.[a,b]	13,495	41,025
GasLog Ltd.	11,214	246,820
Gastar Exploration Inc.[a]	14,744	86,547
Golar LNG Ltd.	13,195	876,148
Goodrich Petroleum Corp.[a,b]	10,405	154,202
Green Plains Inc.	9,643	360,552
Gulfport Energy Corp.[a]	22,113	1,180,834
Halcon Resources Corp.[a,b]	68,095	269,656
Hallador Energy Co.	1,756	20,791
Harvest Natural Resources Inc.[a]	10,945	40,168
Hess Corp.	72,219	6,811,696
HollyFrontier Corp.	50,865	2,221,783
Isramco Inc.[a]	237	28,952
Jones Energy Inc. Class Aa,b	2,879	54,068
Kinder Morgan Inc.	170,736	6,546,018
Knightsbridge Tankers Ltd.	10,407	92,102
Kodiak Oil & Gas Corp.[a]	68,694	932,178
Kosmos Energy Ltd.[a]	26,180	260,753
Laredo Petroleum Inc.[a,b]	20,090	450,217
Magnum Hunter Resources Corp.[a,b]	51,350	286,019
Marathon Oil Corp.	175,731	6,605,728
Marathon Petroleum Corp.	65,363	5,534,285
Matador Resources Co.[a,b]	19,944	515,552
Memorial Resource Development Corp.[a]	13,042	353,569
Midstates Petroleum Co. Inc.[a,b]	6,191	31,265
Miller Energy Resources Inc.[a,b]	9,648	42,451
Murphy Oil Corp.	46,488	2,645,632
Navios Maritime Acquisition Corp.	21,373	57,921
Newfield Exploration Co.[a]	35,028	1,298,488
Noble Energy Inc.	93,823	6,413,740
Nordic American Tankers Ltd.[b]	22,449	178,469
Northern Oil and Gas Inc.[a,b]	16,456	234,004
Oasis Petroleum Inc.[a]	26,177	1,094,460
Occidental Petroleum Corp.	203,505	19,567,006
ONEOK Inc.	54,437	3,568,345
Pacific Ethanol Inc.[a]	5,274	73,625
Panhandle Oil and Gas Inc.	1,810	108,057
Parsley Energy Inc. Class Aa,b	13,002	277,333
PBF Energy Inc.	17,875	429,000
PDC Energy Inc.[a]	9,237	464,529
Peabody Energy Corp.	69,846	864,693
Penn Virginia Corp.[a,b]	17,549	223,048
PetroCorp Inc. Escrow[a]	1,248	—
PetroQuest Energy Inc.[a]	14,418	81,029
Phillips 66	147,071	11,958,343
Pioneer Natural Resources Co.	37,176	7,322,557
QEP Resources Inc.	46,397	1,428,100
Quicksilver Resources Inc.[a,b]	30,162	18,182
Range Resources Corp.	42,857	2,906,133
Renewable Energy Group Inc.[a,b]	10,670	108,300
Rentech Inc.[a]	48,306	82,603
Resolute Energy Corp.[a,b]	17,463	109,493
REX American Resources Corp.[a]	1,638	119,377

Security	Shares	Value

Rex Energy Corp.[a,b]	11,273	$142,829
Ring Energy Inc.[a,b]	4,840	71,342
Rosetta Resources Inc.[a,b]	15,749	701,775
RSP Permian Inc.[a,b]	5,955	152,210
Sanchez Energy Corp.[a,b]	13,903	365,093
SandRidge Energy Inc.[a,b]	127,506	547,001
Scorpio Tankers Inc.	41,490	344,782
SemGroup Corp. Class A	10,828	901,648
Ship Finance International Ltd.[b]	17,097	289,281
SM Energy Co.	17,187	1,340,586
Solazyme Inc.[a,b]	19,529	145,686
Southwestern Energy Co.[a]	90,978	3,179,681
Spectra Energy Corp.	173,460	6,810,040
Stone Energy Corp.[a]	14,595	457,699
Swift Energy Co.[a,b]	11,219	107,702
Synergy Resources Corp.[a,b]	17,112	208,595
Targa Resources Corp.	9,793	1,333,513
Teekay Corp.	11,788	782,252
Teekay Tankers Ltd. Class Ab	16,401	61,176
Tesoro Corp.	33,609	2,049,477
TransAtlantic Petroleum Ltd.[a]	5,884	52,897
Triangle Petroleum Corp.[a,b]	17,561	193,347
Ultra Petroleum Corp.[a,b]	39,796	925,655
VAALCO Energy Inc.[a,b]	15,096	128,316
Valero Energy Corp.	138,701	6,417,695
Vertex Energy Inc.[a]	3,069	21,360
W&T Offshore Inc.	8,989	98,879
Warren Resources Inc.[a,b]	18,209	96,508
Western Refining Inc.	13,872	582,485
Westmoreland Coal Co.[a]	4,424	165,502
Whiting Petroleum Corp.[a]	30,571	2,370,781
Williams Companies Inc. (The)	193,851	10,729,653
World Fuel Services Corp.	18,691	746,145
WPX Energy Inc.[a]	51,726	1,244,528

		408,238,427
PAPER & FOREST PRODUCTS — 0.16%
Boise Cascade Co.[a]	10,162	306,283
Clearwater Paper Corp.[a]	5,889	353,988
Deltic Timber Corp.	2,861	178,298
Domtar Corp.	17,128	601,707
International Paper Co.	112,597	5,375,381
KapStone Paper and Packaging Corp.[a]	20,980	586,811
Louisiana-Pacific Corp.[a]	35,709	485,285
Neenah Paper Inc.	4,136	221,193
P.H. Glatfelter Co.	11,026	242,021
Resolute Forest Products Inc.[a,b]	18,107	283,193
Schweitzer-Mauduit International Inc.	8,046	332,380
Veritiv Corp.[a]	2,155	107,879
Wausau Paper Corp.	11,452	90,814

		9,165,233
PERSONAL PRODUCTS — 0.15%
Avon Products Inc.	111,746	1,408,000
Coty Inc. Class A	18,265	302,286
Elizabeth Arden Inc.[a]	6,575	110,065
Estee Lauder Companies Inc. (The) Class A	59,601	4,453,387
Female Health Co. (The)	5,184	18,092
Herbalife Ltd.[b]	19,398	848,662
IGI Laboratories Inc.[a]	7,468	69,602

71

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

September 30, 2014

Security	Shares	Value

Inter Parfums Inc.	4,245	$116,737
Medifast Inc.[a]	3,592	117,925
Nature’s Sunshine Products Inc.	3,048	45,202
Nu Skin Enterprises Inc. Class A	15,158	682,565
Nutraceutical International Corp.[a]	2,092	43,744
Revlon Inc. Class Aa	2,993	94,848
Synutra International Inc.[a]	4,462	20,213
USANA Health Sciences Inc.[a,b]	1,598	117,709

		8,449,037
PHARMACEUTICALS — 5.28%
AbbVie Inc.	412,367	23,818,318
AcelRx Pharmaceuticals Inc.[a,b]	5,441	29,871
Achaogen Inc.[a,b]	1,791	16,047
Actavis PLC[a]	65,982	15,920,137
Aerie Pharmaceuticals Inc.[a]	3,436	71,091
Akorn Inc.[a,b]	16,723	606,543
Alimera Sciences Inc.[a,b]	4,425	23,984
Allergan Inc.	77,338	13,780,858
Amphastar Pharmaceuticals Inc.[a]	2,396	27,913
Ampio Pharmaceuticals Inc.[a,b]	6,997	24,699
ANI Pharmaceuticals Inc.[a]	1,785	50,480
Aratana Therapeutics Inc.[a]	6,581	66,073
Auxilium Pharmaceuticals Inc.[a]	12,562	374,976
AVANIR Pharmaceuticals Inc. Class Aa,b	43,030	512,918
Bio-Path Holdings Inc.[a,b]	19,069	38,329
BioDelivery Sciences International Inc.[a]	9,165	156,630
Bristol-Myers Squibb Co.	429,977	22,006,223
Catalent Inc.[a]	12,675	317,255
Cempra Inc.[a,b]	8,331	91,308
Corcept Therapeutics Inc.[a,b]	12,868	34,486
Depomed Inc.[a]	14,334	217,733
Egalet Corp.[a]	1,031	5,877
Eli Lilly and Co.	255,712	16,582,923
Endo International PLC[a]	39,538	2,702,027
Endocyte Inc.[a,b]	11,600	70,528
Horizon Pharma PLC[a,b]	17,854	219,247
Hospira Inc.[a]	42,879	2,230,994
Impax Laboratories Inc.[a]	17,402	412,601
Intersect ENT Inc.[a]	1,521	23,576
Intra-Cellular Therapies Inc.[a]	4,438	60,845
Jazz Pharmaceuticals PLC[a]	15,419	2,475,675
Johnson & Johnson	733,961	78,232,903
Lannett Co. Inc.[a,b]	6,631	302,904
Mallinckrodt PLC[a]	29,375	2,648,156
Medicines Co. (The)[a]	16,590	370,289
Merck & Co. Inc.	758,186	44,945,266
Mylan Inc.[a]	97,144	4,419,081
Nektar Therapeutics[a]	34,900	421,243
Omeros Corp.[a,b]	7,747	98,542
Pacira Pharmaceuticals Inc.[a,b]	9,231	894,669
Pain Therapeutics Inc.[a]	9,891	38,674
Pernix Therapeutics Holdings Inc.[a,b]	8,901	68,360
Perrigo Co. PLC	34,758	5,220,304
Pfizer Inc.	1,654,893	48,935,186
Phibro Animal Health Corp.	3,809	85,360
POZEN Inc.[a]	6,742	49,486
Prestige Brands Holdings Inc.[a]	13,004	420,939
Relypsa Inc.[a]	4,388	92,543
Repros Therapeutics Inc.[a]	5,235	51,826
Revance Therapeutics Inc.[a,b]	2,095	40,496

Security	Shares	Value

Sagent Pharmaceuticals Inc.[a]	6,595	$205,104
Salix Pharmaceuticals Ltd.[a]	16,461	2,571,867
SciClone Pharmaceuticals Inc.[a]	14,733	101,510
Sucampo Pharmaceuticals Inc. Class Aa	2,753	17,895
Supernus Pharmaceuticals Inc.[a]	5,329	46,309
TherapeuticsMD Inc.[a,b]	32,795	152,169
Theravance Biopharma Inc.[a,b]	5,812	133,967
Theravance Inc.[b]	20,344	347,679
VIVUS Inc.[a,b]	25,905	99,993
XenoPort Inc.[a]	11,257	60,563
Zoetis Inc.	129,670	4,791,306
Zogenix Inc.[a,b]	30,009	34,510
ZS Pharma Inc.[a]	1,773	69,555

		298,938,819
PROFESSIONAL SERVICES — 0.39%
Acacia Research Corp.	12,854	198,980
Advisory Board Co. (The)[a,b]	10,302	479,970
Barrett Business Services Inc.	1,841	72,701
CBIZ Inc.[a,b]	9,987	78,598
CDI Corp.	3,609	52,403
Corporate Executive Board Co. (The)	8,693	522,188
Corporate Resource Services Inc.[a,b]	4,559	6,838
CRA International Inc.[a]	2,780	70,695
Dun & Bradstreet Corp. (The)	9,620	1,130,061
Equifax Inc.	32,042	2,394,819
Exponent Inc.	3,520	249,498
Franklin Covey Co.[a]	3,483	68,232
FTI Consulting Inc.[a]	10,121	353,830
GP Strategies Corp.[a]	3,789	108,820
Heidrick & Struggles International Inc.	4,705	96,641
Hill International Inc.[a]	6,268	25,072
Huron Consulting Group Inc.[a]	6,084	370,941
ICF International Inc.[a,b]	5,105	157,183
IHS Inc. Class Aa	17,673	2,212,483
Insperity Inc.	5,952	162,728
Kelly Services Inc. Class A	6,808	106,681
Kforce Inc.	7,428	145,366
Korn/Ferry International[a]	12,443	309,831
Manpowergroup Inc.	20,721	1,452,542
Mistras Group Inc.[a]	4,035	82,314
Navigant Consulting Inc.[a]	13,416	186,616
Nielsen NV	73,190	3,244,513
On Assignment Inc.[a]	14,045	377,108
Paylocity Holding Corp.[a,b]	2,181	42,857
Pendrell Corp.[a,b]	41,594	55,736
Resources Connection Inc.	10,967	152,880
Robert Half International Inc.	36,120	1,769,880
RPX Corp.[a]	13,633	187,181
Towers Watson & Co. Class A	16,852	1,676,774
TriNet Group Inc.[a]	4,089	105,292
TrueBlue Inc.[a]	10,537	266,165
Verisk Analytics Inc. Class Aa,b	43,199	2,630,387
VSE Corp.	1,041	51,030
WageWorks Inc.[a]	9,079	413,367

		22,069,201
REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.45%
Acadia Realty Trust	13,799	380,576
AG Mortgage Investment Trust Inc.	7,082	126,060

72

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

September 30, 2014

Security	Shares	Value

Agree Realty Corp.	3,145	$86,110
Alexander’s Inc.[b]	605	226,216
Alexandria Real Estate Equities Inc.	18,561	1,368,874
Altisource Residential Corp.	14,671	352,104
American Assets Trust Inc.	8,223	271,112
American Campus Communities Inc.	26,922	981,307
American Capital Agency Corp.	92,340	1,962,225
American Capital Mortgage Investment Corp.	15,128	284,709
American Homes 4 Rent Class A	40,047	676,394
American Realty Capital Healthcare Trust Inc.	44,011	461,235
American Realty Capital Properties Inc.	235,804	2,843,796
American Residential Properties Inc.[a,b]	8,235	151,030
American Tower Corp.	103,033	9,646,980
AmREIT Inc.	4,164	95,647
Annaly Capital Management Inc.	245,357	2,620,413
Anworth Mortgage Asset Corp.[b]	35,646	170,744
Apartment Investment and Management Co. Class A	37,380	1,189,432
Apollo Commercial Real Estate Finance Inc.[b]	14,235	223,632
Apollo Residential Mortgage Inc.	7,874	121,496
Ares Commercial Real Estate Corp.	7,567	88,458
Armada Hoffler Properties Inc.	4,916	44,637
ARMOUR Residential REIT Inc.	96,480	371,448
Ashford Hospitality Prime Inc.	3,954	60,219
Ashford Hospitality Trust Inc.	19,514	199,433
Associated Estates Realty Corp.	13,598	238,101
AvalonBay Communities Inc.	33,536	4,727,570
Aviv REIT Inc.[b]	5,038	132,751
BioMed Realty Trust Inc.	48,586	981,437
Boston Properties Inc.	39,872	4,615,583
Brandywine Realty Trust	46,889	659,728
Brixmor Property Group Inc.[b]	12,325	274,354
Camden Property Trust	21,952	1,504,371
Campus Crest Communities Inc.[b]	16,737	107,117
Capstead Mortgage Corp.[b]	24,186	296,037
CareTrust REIT Inc.[a]	4,590	65,637
CatchMark Timber Trust Inc. Class A	3,147	34,491
CBL & Associates Properties Inc.[b]	42,273	756,687
Cedar Realty Trust Inc.	26,121	154,114
Chambers Street Properties[b]	64,511	485,768
Chatham Lodging Trust	7,351	169,661
Chesapeake Lodging Trust	14,232	414,863
Chimera Investment Corp.	267,418	812,951
Colony Financial Inc.	27,956	625,655
Columbia Property Trust Inc.	32,474	775,154
CoreSite Realty Corp.	5,413	177,925
Corporate Office Properties Trust	22,220	571,498
Corrections Corp. of America	30,891	1,061,415
Cousins Properties Inc.	57,666	689,109
Crown Castle International Corp.	86,753	6,986,219
CubeSmart	39,237	705,481
CyrusOne Inc.	8,619	207,201
CYS Investments Inc.	45,384	373,964
DCT Industrial Trust Inc.	83,251	625,215
DDR Corp.[b]	76,583	1,281,234
DiamondRock Hospitality Co.	49,105	622,651
Digital Realty Trust Inc.	35,419	2,209,437
Douglas Emmett Inc.	36,235	930,152
Duke Realty Corp.	86,814	1,491,465
DuPont Fabros Technology Inc.[b]	15,853	428,665
Dynex Capital Inc.	14,308	115,609
EastGroup Properties Inc.	7,830	474,420
Education Realty Trust Inc.	29,718	305,501

Security	Shares	Value

Empire State Realty Trust Inc. Class A	24,965	$374,974
EPR Properties	14,822	751,179
Equity Commonwealth	33,937	872,520
Equity Lifestyle Properties, Inc.	21,492	910,401
Equity One Inc.[b]	15,587	337,147
Equity Residential	93,291	5,744,860
Essex Property Trust Inc.	16,231	2,901,291
Excel Trust Inc.	18,618	219,134
Extra Space Storage Inc.	30,088	1,551,638
Federal Realty Investment Trust	17,349	2,055,163
FelCor Lodging Trust Inc.	32,717	306,231
First Industrial Realty Trust Inc.	27,860	471,113
First Potomac Realty Trust[b]	15,237	179,035
Franklin Street Properties Corp.	24,022	269,527
Gaming and Leisure Properties Inc.	21,915	677,173
General Growth Properties Inc.	146,654	3,453,702
GEO Group Inc. (The)	18,801	718,574
Getty Realty Corp.	6,764	114,988
Gladstone Commercial Corp.[b]	2,772	47,096
Glimcher Realty Trust	36,237	490,649
Government Properties Income Trust	17,812	390,261
Gramercy Property Trust Inc.[b]	26,551	152,934
Hannon Armstrong Sustainable Infrastructure Capital Inc.	3,821	52,806
Hatteras Financial Corp.	25,444	456,974
HCP Inc.	119,339	4,738,952
Health Care REIT Inc.	84,587	5,275,691
Healthcare Realty Trust Inc.	25,303	599,175
Healthcare Trust of America Inc. Class Ab	61,471	713,064
Hersha Hospitality Trust	52,452	334,119
Highwoods Properties Inc.	22,878	889,954
Home Properties Inc.	14,776	860,554
Hospitality Properties Trust	38,891	1,044,223
Host Hotels & Resorts Inc.	196,080	4,182,386
Hudson Pacific Properties Inc.	14,167	349,358
Inland Real Estate Corp.	20,379	201,956
Invesco Mortgage Capital Inc.	31,994	502,946
Investors Real Estate Trust[b]	32,878	253,161
iStar Financial Inc.[a]	21,968	296,568
Kilroy Realty Corp.	21,054	1,251,450
Kimco Realty Corp.	106,374	2,330,654
Kite Realty Group Trust	8,489	205,773
LaSalle Hotel Properties	27,441	939,580
Lexington Realty Trust	53,332	522,120
Liberty Property Trust	38,312	1,274,257
LTC Properties Inc.	8,913	328,801
Macerich Co. (The)	36,526	2,331,455
Mack-Cali Realty Corp.	22,948	438,536
Medical Properties Trust Inc.	44,734	548,439
MFA Financial Inc.	93,010	723,618
Mid-America Apartment Communities Inc.	19,281	1,265,798
Monmouth Real Estate Investment Corp. Class A	17,769	179,822
National Health Investors Inc.	8,547	488,376
National Retail Properties Inc.	31,950	1,104,511
New Residential Investment Corp.	76,569	446,397
New York Mortgage Trust Inc.[b]	26,506	191,638
New York REIT Inc.	39,061	401,547
NorthStar Realty Finance Corp.	56,161	992,365
Omega Healthcare Investors Inc.[b]	32,208	1,101,192
One Liberty Properties Inc.	2,996	60,609
Owens Realty Mortgage Inc.	2,797	39,857
Parkway Properties Inc.	18,374	345,064
Pebblebrook Hotel Trust	17,569	656,026

73

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

September 30, 2014

Security	Shares	Value

Pennsylvania Real Estate Investment Trust	18,324	$365,381
PennyMac Mortgage Investment Trust[c]	14,647	313,885
Physicians Realty Trust	12,287	168,578
Piedmont Office Realty Trust Inc. Class Ab	40,104	707,435
Plum Creek Timber Co. Inc.	45,985	1,793,875
Post Properties Inc.	14,156	726,769
Potlatch Corp.	10,537	423,693
Prologis Inc.	128,930	4,860,661
PS Business Parks Inc.	4,785	364,330
Public Storage	37,450	6,210,708
QTS Realty Trust Inc. Class A	3,660	111,081
RAIT Financial Trust[b]	25,219	187,377
Ramco-Gershenson Properties Trust	20,430	331,987
Rayonier Inc.	32,665	1,017,188
Realty Income Corp.[b]	57,890	2,361,333
Redwood Trust Inc.[b]	20,563	340,935
Regency Centers Corp.	23,386	1,258,868
Resource Capital Corp.	32,653	159,020
Retail Opportunity Investments Corp.	23,422	344,303
Retail Properties of America Inc. Class A	61,323	897,155
Rexford Industrial Realty Inc.[b]	13,344	184,681
RLJ Lodging Trust	34,444	980,621
Rouse Properties Inc.	9,499	153,599
Ryman Hospitality Properties Inc.[b]	11,441	541,159
Sabra Healthcare REIT Inc.	12,531	304,754
Saul Centers Inc.	1,954	91,330
Select Income REIT	9,475	227,874
Senior Housing Properties Trust	53,041	1,109,618
Silver Bay Realty Trust Corp.	3,640	59,004
Simon Property Group Inc.	80,751	13,277,079
SL Green Realty Corp.[b]	23,974	2,429,046
Sovran Self Storage Inc.	9,006	669,686
Spirit Realty Capital Inc.	104,572	1,147,155
STAG Industrial Inc.	13,531	280,227
Starwood Property Trust Inc.	58,074	1,275,305
Starwood Waypoint Residential Trust	10,084	262,285
Strategic Hotels & Resorts Inc.[a]	64,052	746,206
Summit Hotel Properties Inc.[b]	23,857	257,178
Sun Communities Inc.	12,451	628,775
Sunstone Hotel Investors Inc.	53,465	738,886
Tanger Factory Outlet Centers Inc.	24,141	789,894
Taubman Centers Inc.	16,493	1,203,989
Terreno Realty Corp.	8,829	166,250
Trade Street Residential Inc.	4,825	34,451
Two Harbors Investment Corp.	93,227	901,505
UDR Inc.	65,235	1,777,654
UMH Properties Inc.	3,321	31,550
Universal Health Realty Income Trust	2,895	120,664
Urstadt Biddle Properties Inc. Class A	5,967	121,130
Ventas Inc.	76,763	4,755,468
Vornado Realty Trust	48,397	4,837,764
Washington Prime Group Inc.	40,852	714,093
Washington Real Estate Investment Trust[b]	17,287	438,744
Weingarten Realty Investors[b]	31,622	996,093
Western Asset Mortgage Capital Corp.	12,097	178,794
Weyerhaeuser Co.	136,407	4,345,927
Whitestone REIT Class B	4,378	61,029
WP Carey Inc.	25,777	1,643,799

		195,430,668

Security	Shares	Value

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.17%
Alexander & Baldwin Inc.	12,603	$453,330
Altisource Asset Management Corp.[a]	372	251,104
Altisource Portfolio Solutions SAa	3,791	382,133
AV Homes Inc.[a]	2,509	36,757
CBRE Group Inc. Class Aa	72,301	2,150,232
Consolidated-Tomoka Land Co.	1,054	51,720
Forest City Enterprises Inc. Class Aa,b	43,104	843,114
Forestar Group Inc.[a]	8,943	158,470
Howard Hughes Corp. (The)[a]	10,264	1,539,600
Jones Lang LaSalle Inc.	11,376	1,437,244
Kennedy-Wilson Holdings Inc.	19,073	456,989
RE/MAX Holdings Inc. Class A	3,014	89,606
Realogy Holdings Corp.[a]	37,913	1,410,363
St. Joe Co. (The)[a,b]	16,187	322,607
Tejon Ranch Co.[a]	3,480	97,579

		9,680,848
ROAD & RAIL — 1.08%
AMERCO	1,898	497,067
ArcBest Corp.	6,517	243,084
Avis Budget Group Inc.[a,b]	27,399	1,503,931
Celadon Group Inc.	5,086	98,923
Con-way Inc.	14,550	691,125
CSX Corp.	261,059	8,369,552
Genesee & Wyoming Inc. Class Aa	13,512	1,287,829
Heartland Express Inc.	15,264	365,726
Hertz Global Holdings Inc.[a]	116,272	2,952,146
J.B. Hunt Transport Services Inc.	24,364	1,804,154
Kansas City Southern Industries Inc.	28,481	3,451,897
Knight Transportation Inc.	14,931	408,960
Landstar System Inc.	11,280	814,303
Marten Transport Ltd.	5,935	105,702
Norfolk Southern Corp.	80,484	8,982,014
Old Dominion Freight Line Inc.[a]	16,347	1,154,752
P.A.M. Transportation Services Inc.[a]	835	30,269
Patriot Transportation Holding Inc.[a]	1,632	55,357
Quality Distribution Inc.[a]	5,596	71,517
Roadrunner Transportation Systems Inc.[a,b]	7,158	163,131
Ryder System Inc.	14,052	1,264,259
Saia Inc.[a]	6,253	309,899
Swift Transportation Co.[a,b]	23,161	485,918
Union Pacific Corp.	235,024	25,481,302
Universal Truckload Services Inc.	1,340	32,495
USA Truck Inc.[a]	1,623	28,451
Werner Enterprises Inc.	11,470	289,044
YRC Worldwide Inc.[a,b]	7,400	150,368

		61,093,175
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.49%
Advanced Energy Industries Inc.[a]	10,348	194,439
Advanced Micro Devices Inc.[a,b]	156,643	534,153
Alpha & Omega Semiconductor Ltd.[a]	4,533	42,610
Altera Corp.	81,001	2,898,216
Ambarella Inc.[a,b]	7,402	323,245
Amkor Technology Inc.[a]	24,445	205,582
Analog Devices Inc.	81,110	4,014,134
Applied Materials Inc.	314,401	6,794,206
Applied Micro Circuits Corp.[a,b]	22,036	154,252

74

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

September 30, 2014

Security	Shares	Value

Atmel Corp.[a]	111,049	$897,276
Avago Technologies Ltd.	64,708	5,629,596
Axcelis Technologies Inc.[a]	27,022	53,774
Broadcom Corp. Class A	139,039	5,619,956
Brooks Automation Inc.	17,205	180,825
Cabot Microelectronics Corp.[a]	6,024	249,695
Cascade Microtech Inc.[a]	3,328	33,713
Cavium Inc.[a]	14,163	704,326
CEVA Inc.[a]	5,957	80,062
Cirrus Logic Inc.[a]	16,762	349,488
Cohu Inc.	6,047	72,383
Cree Inc.[a,b]	31,636	1,295,494
Cypress Semiconductor Corp.	38,995	385,076
Diodes Inc.[a]	9,103	217,744
DSP Group Inc.[a]	6,008	53,291
Entegris Inc.[a]	35,656	410,044
Entropic Communications Inc.[a]	23,052	61,318
Exar Corp.[a]	9,741	87,182
Fairchild Semiconductor International Inc.[a]	33,168	515,099
First Solar Inc.[a,b]	19,003	1,250,587
FormFactor Inc.[a]	12,820	91,919
Freescale Semiconductor Ltd.[a,b]	27,237	531,939
GT Advanced Technologies Inc.[a,b]	35,189	381,097
Inphi Corp.[a]	10,403	149,595
Integrated Device Technology Inc.[a]	33,536	534,899
Integrated Silicon Solution Inc.	7,119	97,815
Intel Corp.	1,291,502	44,970,100
International Rectifier Corp.[a]	18,004	706,477
Intersil Corp. Class A	33,055	469,711
IXYS Corp.	6,508	68,334
KLA-Tencor Corp.	42,940	3,382,813
Kopin Corp.[a]	17,449	59,327
Lam Research Corp.	42,108	3,145,468
Lattice Semiconductor Corp.[a]	30,422	228,165
Linear Technology Corp.	61,740	2,740,639
M/A-COM Technology Solutions Holdings Inc.[a,b]	4,292	93,737
Marvell Technology Group Ltd.	106,223	1,431,886
Maxim Integrated Products Inc.	73,480	2,222,035
MaxLinear Inc. Class Aa	5,795	39,870
Micrel Inc.	12,587	151,422
Microchip Technology Inc.	52,235	2,467,059
Micron Technology Inc.[a]	278,133	9,528,837
Microsemi Corp.[a]	25,576	649,886
MKS Instruments Inc.	13,647	455,537
Monolithic Power Systems Inc.	9,538	420,149
Nanometrics Inc.[a]	6,066	91,597
NVE Corp.[a]	1,186	76,544
NVIDIA Corp.	145,021	2,675,637
OmniVision Technologies Inc.[a,b]	13,498	357,157
ON Semiconductor Corp.[a]	111,042	992,715
PDF Solutions Inc.[a]	9,209	116,125
Peregrine Semiconductor Corp.[a]	6,841	84,623
Pericom Semiconductor Corp.[a]	5,951	57,963
Photronics Inc.[a,b]	15,525	124,976
PMC-Sierra Inc.[a]	45,055	336,110
Power Integrations Inc.	7,322	394,729
QuickLogic Corp.[a,b]	14,330	42,847
Rambus Inc.[a,b]	28,730	358,550
RF Micro Devices Inc.[a,b]	71,956	830,372
Rubicon Technology Inc.[a,b]	4,512	19,176
Rudolph Technologies Inc.[a]	8,491	76,844
Semtech Corp.[a]	17,068	463,396

Security	Shares	Value

Silicon Image Inc.[a]	21,602	$108,874
Silicon Laboratories Inc.[a]	11,064	449,641
Skyworks Solutions Inc.	49,276	2,860,472
Spansion Inc. Class Aa	15,571	354,863
SunEdison Inc.[a]	68,847	1,299,831
SunPower Corp.[a,b]	12,438	421,399
Synaptics Inc.[a,b]	9,394	687,641
Teradyne Inc.	54,963	1,065,733
Tessera Technologies Inc.	13,487	358,484
Texas Instruments Inc.	280,537	13,378,809
TriQuint Semiconductor Inc.[a]	43,727	833,874
Ultra Clean Holdings Inc.[a]	6,434	57,584
Ultratech Inc.[a]	6,801	154,723
Veeco Instruments Inc.[a,b]	10,022	350,269
Vitesse Semiconductor Corp.[a]	12,518	45,065
Xcerra Corp.[a]	12,591	123,266
Xilinx Inc.	69,714	2,952,388

		140,928,759
SOFTWARE — 3.91%
A10 Networks Inc.[a]	3,312	30,172
ACI Worldwide Inc.[a]	31,101	583,455
Activision Blizzard Inc.	128,645	2,674,530
Actuate Corp.[a]	12,788	49,873
Adobe Systems Inc.[a]	129,362	8,950,557
Advent Software Inc.	13,296	419,622
American Software Inc. Class A	6,148	54,225
ANSYS Inc.[a]	24,026	1,818,047
Aspen Technology Inc.[a]	24,266	915,314
Autodesk Inc.[a]	59,186	3,261,149
AVG Technologies[a,b]	9,081	150,563
Barracuda Networks Inc.[a]	2,016	51,710
Blackbaud Inc.	11,702	459,772
Bottomline Technologies Inc.[a]	9,311	256,890
BroadSoft Inc.[a,b]	7,088	149,132
CA Inc.	82,616	2,308,291
Cadence Design Systems Inc.[a,b]	73,457	1,264,195
Callidus Software Inc.[a]	14,205	170,744
Cinedigm Corp.[a]	19,882	30,817
Citrix Systems Inc.[a]	42,771	3,051,283
CommVault Systems Inc.[a]	12,007	605,153
Compuware Corp.	56,775	602,383
Comverse Inc.[a]	5,622	125,539
Concur Technologies Inc.[a,b]	12,650	1,604,273
Covisint Corp.[a,b]	1,946	8,076
Cyan Inc.[a,b]	2,062	6,433
Digimarc Corp.	1,861	38,541
Ebix Inc.[b]	7,470	105,925
Electronic Arts Inc.[a]	81,689	2,908,945
Ellie Mae Inc.[a,b]	6,555	213,693
EPIQ Systems Inc.	8,353	146,679
ePlus Inc.[a]	1,066	59,749
FactSet Research Systems Inc.	10,844	1,317,871
Fair Isaac Corp.	8,948	493,035
FireEye Inc.[a]	22,212	678,799
FleetMatics Group PLC[a]	9,628	293,654
Fortinet Inc.[a]	34,345	867,726
Gigamon Inc.[a,b]	6,158	64,474
Globant SAa	1,745	24,552
Glu Mobile Inc.[a,b]	28,722	148,493
Guidance Software Inc.[a]	3,884	26,139

75

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

September 30, 2014

Security	Shares	Value

Guidewire Software Inc.[a,b]	17,599	$780,340
Imperva Inc.[a]	5,200	149,396
Infoblox Inc.[a]	14,879	219,465
Informatica Corp.[a]	28,185	965,054
Interactive Intelligence Group Inc.[a]	3,882	162,268
Intuit Inc.	73,790	6,467,693
Jive Software Inc.[a,b]	10,285	59,962
Kofax Ltd.[a,b]	19,283	149,250
Manhattan Associates Inc.[a]	19,704	658,508
Mavenir Systems Inc.[a,b]	4,184	52,551
Mentor Graphics Corp.	24,159	495,139
Microsoft Corp.	2,143,000	99,349,480
MicroStrategy Inc. Class Aa	2,215	289,811
MobileIron Inc.[a]	3,198	35,626
Model N Inc.[a]	7,272	71,702
Monotype Imaging Holdings Inc.	9,637	272,920
NetScout Systems Inc.[a]	9,538	436,840
NetSuite Inc.[a,b]	10,767	964,077
Nuance Communications Inc.[a,b]	67,714	1,043,811
Oracle Corp.	852,162	32,620,761
Park City Group Inc.[a]	2,473	24,384
Paycom Software Inc.[a]	1,690	27,986
Pegasystems Inc.	9,057	173,079
Progress Software Corp.[a]	14,300	341,913
Proofpoint Inc.[a,b]	9,544	354,464
PROS Holdings Inc.[a]	5,686	143,287
PTC Inc.[a]	31,134	1,148,845
QAD Inc. Class A	1,688	31,431
QLIK Technologies Inc.[a,b]	22,109	597,827
Qualys Inc.[a,b]	4,121	109,619
Rally Software Development Corp.[a]	7,468	89,691
RealPage Inc.[a,b]	12,022	186,341
Red Hat Inc.[a]	49,131	2,758,706
Rosetta Stone Inc.[a,b]	2,807	22,596
Rovi Corp.[a]	24,013	474,137
Rubicon Project Inc. (The)[a,b]	2,059	24,152
Salesforce.com Inc.[a,b]	159,541	9,178,394
Sapiens International Corp.[a]	3,641	26,943
SeaChange International Inc.[a]	7,484	52,089
ServiceNow Inc.[a,b]	37,397	2,198,196
Silver Spring Networks Inc.[a,b]	8,912	86,001
SolarWinds Inc.[a]	17,001	714,892
Solera Holdings Inc.	17,637	994,021
Splunk Inc.[a,b]	30,674	1,698,113
SS&C Technologies Holdings Inc.[a]	17,650	774,659
Symantec Corp.	179,778	4,226,581
Synchronoss Technologies Inc.[a,b]	9,101	416,644
Synopsys Inc.[a]	40,012	1,588,276
Tableau Software Inc. Class Aa,b	9,869	716,983
Take-Two Interactive Software Inc.[a]	21,810	503,157
Tangoe Inc.[a]	11,617	157,410
TeleCommunication Systems Inc.[a,b]	12,342	34,434
TeleNav Inc.[a,b]	4,151	27,812
TIBCO Software Inc.[a]	42,852	1,012,593
TiVo Inc.[a]	32,313	413,445
TubeMogul Inc.[a]	916	10,534
Tyler Technologies Inc.[a]	8,791	777,124
Ultimate Software Group Inc. (The)[a]	7,554	1,068,967
Varonis Systems Inc.[a,b]	2,144	45,238
Vasco Data Security International Inc.[a]	7,398	138,934
Verint Systems Inc.[a]	15,568	865,736
VirnetX Holding Corp.[a,b]	10,857	65,142

Security	Shares	Value

VMware Inc. Class Aa,b	22,768	$2,136,549
Vringo Inc.[a,b]	17,371	16,419
Workday Inc. Class Aa,b	24,315	2,005,987
Zendesk Inc.[a]	2,954	63,777
Zynga Inc. Class Aa,b	187,656	506,671

		221,265,306
SPECIALTY RETAIL — 2.30%
Aaron’s Inc.	16,791	408,357
Abercrombie & Fitch Co. Class A	18,908	687,117
Advance Auto Parts Inc.	18,850	2,456,155
Aeropostale Inc.[a]	21,142	69,557
America’s Car-Mart Inc.[a,b]	2,054	81,318
American Eagle Outfitters Inc.	49,513	718,929
ANN INC.[a]	12,681	521,570
Asbury Automotive Group Inc.[a,b]	8,048	518,452
Ascena Retail Group Inc.[a]	31,867	423,831
AutoNation Inc.[a,b]	18,870	949,350
AutoZone Inc.[a]	8,473	4,318,349
Barnes & Noble Inc.[a]	10,480	206,875
bebe stores inc.	9,767	22,659
Bed Bath & Beyond Inc.[a]	53,249	3,505,382
Best Buy Co. Inc.	74,575	2,504,974
Big 5 Sporting Goods Corp.	4,242	39,748
Brown Shoe Co. Inc.	11,278	305,972
Buckle Inc. (The)[b]	7,144	324,266
Build-A-Bear Workshop Inc.[a,b]	3,209	41,974
Cabela’s Inc.[a,b]	13,316	784,312
CarMax Inc.[a]	56,851	2,640,729
Cato Corp. (The) Class A	7,127	245,596
Chico’s FAS Inc.	37,860	559,192
Children’s Place Inc. (The)	6,226	296,731
Christopher & Banks Corp.[a]	9,428	93,243
Citi Trends Inc.[a]	3,820	84,422
Conn’s Inc.[a,b]	7,151	216,461
Container Store Group Inc. (The)[a,b]	3,734	81,289
CST Brands Inc.	19,585	704,081
Destination Maternity Corp.	3,532	54,534
Destination XL Group Inc.[a]	10,716	50,580
Dick’s Sporting Goods Inc.	25,365	1,113,016
DSW Inc. Class A	20,712	623,638
Express Inc.[a,b]	21,963	342,842
Finish Line Inc. (The) Class A	13,229	331,122
Five Below Inc.[a,b]	14,047	556,402
Foot Locker Inc.	37,403	2,081,477
Francesca’s Holdings Corp.[a,b]	11,420	159,081
GameStop Corp. Class A	29,118	1,199,662
Gap Inc. (The)	68,774	2,867,188
Genesco Inc.[a]	6,410	479,147
GNC Holdings Inc. Class A	23,669	916,937
Group 1 Automotive Inc.	6,274	456,183
Guess? Inc.	15,381	337,921
Haverty Furniture Companies Inc.	4,827	105,180
hhgregg Inc.[a,b]	4,032	25,442
Hibbett Sports Inc.[a]	6,836	291,419
Home Depot Inc. (The)	354,828	32,551,921
Kirkland’s Inc.[a]	3,260	52,519
L Brands Inc.	63,358	4,243,719
Lithia Motors Inc. Class A	5,563	421,063
Lowe’s Companies Inc.	264,803	14,013,375
Lumber Liquidators Holdings Inc.[a]	7,098	407,283

76

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

September 30, 2014

Security	Shares	Value

MarineMax Inc.[a]	5,221	$87,974
Mattress Firm Holding Corp.[a]	3,614	217,057
Men’s Wearhouse Inc. (The)	13,193	622,973
Michaels Companies Inc. (The)[a]	7,204	125,926
Monro Muffler Brake Inc.[b]	7,993	387,900
Murphy USA Inc.[a]	12,374	656,564
New York & Co. Inc.[a]	6,903	20,916
O’Reilly Automotive Inc.[a,b]	27,579	4,146,778
Office Depot Inc.[a]	138,524	712,013
Outerwall Inc.[a,b]	5,305	297,611
Pacific Sunwear of California Inc.[a]	11,932	21,478
Penske Automotive Group Inc.	10,958	444,785
Pep Boys - Manny, Moe & Jack (The)[a]	13,717	122,218
PetSmart Inc.	25,780	1,806,920
Pier 1 Imports Inc.	25,187	299,473
Rent-A-Center Inc.	14,699	446,115
Restoration Hardware Holdings Inc.[a,b]	8,080	642,764
Ross Stores Inc.	55,210	4,172,772
Sally Beauty Holdings Inc.[a]	41,233	1,128,547
Sears Hometown and Outlet Stores Inc.[a,b]	2,036	31,558
Select Comfort Corp.[a]	14,692	307,357
Shoe Carnival Inc.	3,738	66,574
Signet Jewelers Ltd.	20,977	2,389,490
Sonic Automotive Inc. Class A	10,482	256,914
Sportsman’s Warehouse Holdings Inc.[a,b]	2,524	16,999
Stage Stores Inc.	7,920	135,511
Staples Inc.	165,819	2,006,410
Stein Mart Inc.	6,964	80,434
Systemax Inc.[a]	3,029	37,772
Tiffany & Co.	29,546	2,845,575
Tile Shop Holdings Inc. (The)[a,b]	8,445	78,116
Tilly’s Inc. Class Aa,b	2,336	17,567
TJX Companies Inc. (The)	182,022	10,770,242
Tractor Supply Co.	36,160	2,224,202
Ulta Salon, Cosmetics & Fragrance Inc.[a]	16,601	1,961,740
Urban Outfitters Inc.[a]	27,739	1,018,021
Vitamin Shoppe Inc.[a,b]	7,656	339,850
West Marine Inc.[a]	3,765	33,885
Williams-Sonoma Inc.	24,469	1,628,901
Winmark Corp.	626	46,011
Zumiez Inc.[a]	5,702	160,226

		130,306,681
TEXTILES, APPAREL & LUXURY GOODS — 0.84%
Carter’s Inc.	14,354	1,112,722
Coach Inc.	70,757	2,519,657
Columbia Sportswear Co.	7,674	274,576
Crocs Inc.[a]	23,306	293,190
Culp Inc.	2,238	40,620
Deckers Outdoor Corp.[a,b]	8,908	865,679
Fossil Group Inc.[a]	12,108	1,136,941
G-III Apparel Group Ltd.[a]	5,135	425,486
Hanesbrands Inc.	25,544	2,744,447
Iconix Brand Group Inc.[a,b]	11,458	423,259
Kate Spade & Co.[a]	33,247	872,069
Michael Kors Holdings Ltd.[a,b]	52,911	3,777,316
Movado Group Inc.	4,600	152,076
Nike Inc. Class B	181,557	16,194,884
Oxford Industries Inc.	3,671	223,894
Perry Ellis International Inc.[a]	3,066	62,393
PVH Corp.	21,533	2,608,723

Security	Shares	Value

Quiksilver Inc.[a,b]	33,828	$58,184
Ralph Lauren Corp.	15,536	2,559,245
Sequential Brands Group Inc.[a]	4,380	54,750
SKECHERS U.S.A. Inc. Class Aa	9,886	527,023
Steven Madden Ltd.[a]	15,361	495,085
Tumi Holdings Inc.[a,b]	12,416	252,666
Under Armour Inc. Class Aa,b	44,926	3,104,387
Unifi Inc.[a]	3,589	92,955
Vera Bradley Inc.[a]	5,106	105,592
VF Corp.	89,662	5,920,382
Vince Holding Corp.[a,b]	2,986	90,356
Wolverine World Wide Inc.	27,433	687,471

		47,676,028
THRIFTS & MORTGAGE FINANCE — 0.23%
Astoria Financial Corp.	22,535	279,209
Banc of California Inc.	9,061	105,379
Bank Mutual Corp.	11,696	74,971
BankFinancial Corp.	5,423	56,291
BBX Capital Corp.[a]	1,904	33,187
Beneficial Mutual Bancorp Inc.[a]	8,498	108,604
Berkshire Hills Bancorp Inc.	6,394	150,195
BofI Holding Inc.[a,b]	3,719	270,409
Brookline Bancorp Inc.	18,221	155,790
Capitol Federal Financial Inc.	38,595	456,193
Charter Financial Corp.	5,887	62,991
Clifton Bancorp Inc.	6,764	85,159
Dime Community Bancshares Inc.	8,101	116,654
ESB Financial Corp.	3,207	37,458
Essent Group Ltd.[a,b]	10,705	229,194
EverBank Financial Corp.	23,807	420,432
Federal Agricultural Mortgage Corp. Class C NVS	2,671	85,846
First Defiance Financial Corp.	2,532	68,389
First Financial Northwest Inc.	4,139	42,259
Flagstar Bancorp Inc.[a]	5,118	86,136
Fox Chase Bancorp Inc.	3,131	51,067
Franklin Financial Corp.[a]	3,763	70,029
Home Loan Servicing Solutions Ltd.	19,576	414,815
HomeStreet Inc.	5,287	90,355
Hudson City Bancorp Inc.	137,523	1,336,724
Kearny Financial Corp.[a]	3,940	52,520
Ladder Capital Corp. Class Aa	4,540	85,806
Meridian Bancorp Inc.[a]	5,365	56,654
Meta Financial Group Inc.	1,389	48,976
MGIC Investment Corp.[a]	88,392	690,342
Nationstar Mortgage Holdings Inc.[a,b]	5,472	187,361
New York Community Bancorp Inc.	114,252	1,813,179
NMI Holdings Inc. Class Aa	13,130	113,575
Northfield Bancorp Inc	15,109	205,785
Northwest Bancshares Inc.	25,275	305,828
OceanFirst Financial Corp.	3,751	59,678
Ocwen Financial Corp.[a]	26,863	703,273
Oritani Financial Corp.	11,749	165,543
PennyMac Financial Services Inc. Class Aa	3,152	46,177
People’s United Financial Inc.	80,211	1,160,653
Provident Financial Services Inc.	15,630	255,863
Radian Group Inc.[b]	50,244	716,480
Stonegate Mortgage Corp.[a,b]	3,713	48,232
Territorial Bancorp Inc.	2,859	58,009
TFS Financial Corp.	21,130	302,582
Tree.com Inc.[a]	1,636	58,716

77

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

September 30, 2014

Security	Shares	Value

TrustCo Bank Corp. NY	24,241	$156,112
United Community Financial Corp.	10,290	48,157
United Financial Bancorp Inc.	15,070	191,238
Walker & Dunlop Inc.[a,b]	6,763	89,880
Washington Federal Inc.	27,765	565,295
Waterstone Financial Inc.	8,720	100,716
WSFS Financial Corp.	1,975	141,430

		13,315,796
TOBACCO — 1.22%
22nd Century Group Inc.[a,b]	10,684	26,924
Alliance One International Inc.[a]	23,367	46,033
Altria Group Inc.	515,410	23,677,935
Lorillard Inc.	94,235	5,645,619
Philip Morris International Inc.	408,080	34,033,872
Reynolds American Inc.	80,242	4,734,278
Universal Corp.	6,062	269,092
Vector Group Ltd.	19,654	435,926

		68,869,679
TRADING COMPANIES & DISTRIBUTORS — 0.34%
Aceto Corp.	7,102	137,211
Air Lease Corp.	26,429	858,943
Aircastle Ltd.	17,709	289,719
Applied Industrial Technologies Inc.	10,902	497,676
Beacon Roofing Supply Inc.[a]	12,222	311,417
CAI International Inc.[a,b]	4,478	86,649
DXP Enterprises Inc.[a]	3,644	268,490
Fastenal Co.	76,628	3,440,597
GATX Corp.	12,208	712,581
General Finance Corp.[a]	2,877	25,519
H&E Equipment Services Inc.	7,509	302,463
HD Supply Holdings Inc.[a]	27,488	749,323
Houston Wire & Cable Co.	4,564	54,677
Kaman Corp.	6,897	271,052
MRC Global Inc.[a]	26,412	615,928
MSC Industrial Direct Co. Inc. Class A	12,272	1,048,765
NOW Inc.[a,b]	27,839	846,584
Rush Enterprises Inc. Class Aa,b	8,652	289,409
Stock Building Supply Holdings Inc.[a]	4,133	64,929
TAL International Group Inc.	8,762	361,433
Textainer Group Holdings Ltd.	5,540	172,405
Titan Machinery Inc.[a,b]	4,453	57,844
United Rentals Inc.[a,b]	25,260	2,806,386
W.W. Grainger Inc.	15,146	3,811,491
Watsco Inc.	6,662	574,131
WESCO International Inc.[a]	11,355	888,642

		19,544,264
TRANSPORTATION INFRASTRUCTURE — 0.00%
Wesco Aircraft Holdings Inc.[a]	13,562	235,979

		235,979
WATER UTILITIES — 0.08%
American States Water Co.	9,834	299,150
American Water Works Co. Inc.	46,140	2,225,332
Aqua America Inc.	45,220	1,064,027
Artesian Resources Corp. Class A	2,018	40,643

Security	Shares	Value

California Water Service Group	12,380	$277,807
Connecticut Water Service Inc.	4,238	137,735
Middlesex Water Co.	3,961	77,636
SJW Corp.	3,758	100,977
York Water Co. (The)	3,495	69,900

		4,293,207
WIRELESS TELECOMMUNICATION SERVICES — 0.14%
Boingo Wireless Inc.[a]	4,084	29,119
Leap Wireless International Inc.[b]	13,915	35,066
NTELOS Holdings Corp.	3,825	40,698
RingCentral Inc. Class Aa,b	7,328	93,139
SBA Communications Corp. Class Aa	33,745	3,742,320
Shenandoah Telecommunications Co.	6,038	149,803
Sprint Corp.[a,b]	189,345	1,200,447
T-Mobile US Inc.[a]	68,939	1,990,269
Telephone & Data Systems Inc.	22,375	536,105
United States Cellular Corp.[a]	3,596	127,586

		7,944,552

TOTAL COMMON STOCKS
(Cost: $4,346,365,970)		5,651,956,104

WARRANTS — 0.00%

OIL, GAS & CONSUMABLE FUELS — 0.00%
Magnum Hunter Resources Corp. (Expires 04/15/16)[a,b]	5,335	—

		—

TOTAL WARRANTS
(Cost: $0)		—

SHORT-TERM INVESTMENTS — 3.33%

MONEY MARKET FUNDS — 3.33%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	171,523,386	171,523,386
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	10,634,579	10,634,579

78

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

September 30, 2014

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	6,470,180	$6,470,180

		188,628,145

TOTAL SHORT-TERM INVESTMENTS
(Cost: $188,628,145)		188,628,145

TOTAL INVESTMENTS IN SECURITIES — 103.21%
(Cost: $4,534,994,115)		5,840,584,249
Other Assets, Less Liabilities — (3.21)%		(181,823,220)

NET ASSETS — 100.00%		$5,658,761,029

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

79

Schedule of Investments  (Unaudited)

iSHARES® RUSSELL MID-CAP ETF

September 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.84%

AEROSPACE & DEFENSE — 1.20%
Alliant Techsystems Inc.	52,837	$6,744,115
B/E Aerospace Inc.[a]	174,194	14,621,844
Exelis Inc.	313,276	5,181,585
Hexcel Corp.[a]	162,204	6,439,499
Huntington Ingalls Industries Inc.	81,432	8,486,029
L-3 Communications Holdings Inc.	142,737	16,974,284
Rockwell Collins Inc.	224,302	17,607,707
Spirit AeroSystems Holdings Inc. Class Aa	199,835	7,605,720
Textron Inc.	462,053	16,629,287
TransDigm Group Inc.	87,602	16,147,677
Triumph Group Inc.	86,561	5,630,793
Vectrus Inc.[a]	17,489	341,556

		122,410,096
AIR FREIGHT & LOGISTICS — 0.29%
C.H. Robinson Worldwide Inc.	245,686	16,293,895
Expeditors International of Washington Inc.	326,493	13,249,086

		29,542,981
AIRLINES — 0.90%
Alaska Air Group Inc.	227,843	9,920,284
Copa Holdings SA Class A	55,302	5,933,352
Southwest Airlines Co.	1,145,209	38,673,708
Spirit Airlines Inc.[a]	120,429	8,326,461
United Continental Holdings Inc.[a]	618,281	28,929,368

		91,783,173
AUTO COMPONENTS — 0.72%
BorgWarner Inc.	378,470	19,911,307
Gentex Corp.	242,000	6,478,340
Goodyear Tire & Rubber Co. (The)	455,368	10,284,486
Lear Corp.	134,479	11,620,330
TRW Automotive Holdings Corp.[a]	183,362	18,565,403
Visteon Corp.[a]	72,919	7,091,373

		73,951,239
AUTOMOBILES — 0.62%
Harley-Davidson Inc.	361,489	21,038,660
Tesla Motors Inc.[a,b]	157,320	38,178,417
Thor Industries Inc.	76,018	3,914,927

		63,132,004
BEVERAGES — 1.21%
Brown-Forman Corp. Class B NVS	254,696	22,978,673
Coca-Cola Enterprises Inc.	416,231	18,464,007
Constellation Brands Inc. Class Aa	265,586	23,148,476
Dr Pepper Snapple Group Inc.	325,090	20,906,538
Molson Coors Brewing Co. Class B NVS	224,990	16,748,256

Security	Shares	Value

Monster Beverage Corp.[a]	237,009	$21,726,615

		123,972,565
BIOTECHNOLOGY — 1.47%
Alkermes PLC[a]	239,044	10,247,816
Alnylam Pharmaceuticals Inc.[a,b]	110,038	8,593,968
BioMarin Pharmaceutical Inc.[a,b]	241,569	17,431,619
Cubist Pharmaceuticals Inc.[a,b]	124,641	8,268,684
Incyte Corp.[a,b]	239,642	11,754,440
Intercept Pharmaceuticals Inc.[a,b]	20,643	4,885,992
Medivation Inc.[a,b]	126,621	12,519,018
Myriad Genetics Inc.[a,b]	123,721	4,771,919
Pharmacyclics Inc.[a,b]	100,716	11,827,080
Seattle Genetics Inc.[a,b]	167,774	6,237,837
United Therapeutics Corp.[a,b]	79,349	10,208,249
Vertex Pharmaceuticals Inc.[a]	390,968	43,909,616

		150,656,238
BUILDING PRODUCTS — 0.58%
A.O. Smith Corp.	125,401	5,928,959
Allegion PLC	159,980	7,621,447
Armstrong World Industries Inc.[a,b]	75,020	4,201,120
Fortune Brands Home & Security Inc.	275,209	11,313,842
Lennox International Inc.	81,496	6,264,598
Masco Corp.	589,847	14,109,140
Owens Corning	195,237	6,198,775
USG Corp.[a,b]	154,311	4,242,009

		59,879,890
CAPITAL MARKETS — 2.38%
Affiliated Managers Group Inc.[a]	91,514	18,335,745
Ameriprise Financial Inc.	314,309	38,779,444
Artisan Partners Asset Management Inc.	45,609	2,373,949
E*TRADE Financial Corp.[a]	477,293	10,782,049
Eaton Vance Corp. NVS	199,536	7,528,493
Federated Investors Inc. Class B	155,061	4,552,591
Invesco Ltd.	716,237	28,277,037
Lazard Ltd. Class A	204,332	10,359,632
Legg Mason Inc.	172,107	8,804,994
LPL Financial Holdings Inc.	144,779	6,667,073
Northern Trust Corp.	391,464	26,631,296
NorthStar Asset Management Group Inc.[a]	303,770	5,595,443
Raymond James Financial Inc.	206,889	11,085,113
SEI Investments Co.	220,274	7,965,108
T. Rowe Price Group Inc.	434,910	34,096,944
TD Ameritrade Holding Corp.	444,769	14,841,942
Waddell & Reed Financial Inc. Class A	141,248	7,301,109

		243,977,962
CHEMICALS — 2.79%
Airgas Inc.	122,926	13,601,762
Albemarle Corp.	131,825	7,764,492
Ashland Inc.	128,917	13,420,260
Cabot Corp.	107,019	5,433,355
Celanese Corp. Series A	258,084	15,103,076
CF Industries Holdings Inc.	86,202	24,069,322
Cytec Industries Inc.	119,016	5,628,267
Eastman Chemical Co.	248,717	20,118,718

80

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

September 30, 2014

Security	Shares	Value

FMC Corp.	220,335	$12,600,959
Huntsman Corp.	334,294	8,688,301
International Flavors & Fragrances Inc.	134,464	12,892,408
Mosaic Co. (The)	553,948	24,600,831
NewMarket Corp.	14,904	5,678,722
Platform Specialty Products Corp.[a,b]	141,022	3,528,370
Rayonier Advanced Materials Inc.[b]	69,616	2,291,062
Rockwood Holdings Inc.	120,271	9,194,718
RPM International Inc.	220,365	10,088,310
Scotts Miracle-Gro Co. (The) Class A	74,020	4,071,100
Sherwin-Williams Co. (The)	142,533	31,213,302
Sigma-Aldrich Corp.	196,728	26,756,975
Valspar Corp. (The)	139,973	11,056,467
W.R. Grace & Co.[a,b]	126,230	11,479,356
Westlake Chemical Corp.	67,942	5,883,098

		285,163,231
COMMERCIAL BANKS — 2.85%
Associated Banc-Corp.	263,513	4,590,397
Bank of Hawaii Corp.	73,428	4,171,445
BankUnited Inc.	168,384	5,134,028
BOK Financial Corp.	44,967	2,989,406
CIT Group Inc.	320,151	14,714,140
City National Corp.	78,669	5,952,883
Comerica Inc.	300,681	14,991,955
Commerce Bancshares Inc.	134,454	6,002,699
Cullen/Frost Bankers Inc.	87,821	6,719,185
East West Bancorp Inc.	237,709	8,082,106
Fifth Third Bancorp	1,407,903	28,186,218
First Horizon National Corp.	391,076	4,802,413
First Niagara Financial Group Inc.	587,447	4,893,434
First Republic Bank	227,668	11,242,246
Fulton Financial Corp.	312,284	3,460,107
Huntington Bancshares Inc.	1,369,406	13,324,320
KeyCorp	1,462,263	19,491,966
M&T Bank Corp.	217,663	26,835,671
PacWest Bancorp	166,741	6,874,731
Popular Inc.[a]	171,773	5,056,138
Regions Financial Corp.	2,282,819	22,919,503
Signature Bank[a,b]	83,324	9,337,287
SunTrust Banks Inc.	882,028	33,543,525
SVB Financial Group[a]	83,559	9,366,128
Synovus Financial Corp.	229,692	5,429,919
TCF Financial Corp.	275,405	4,277,040
Zions Bancorp	336,157	9,768,722

		292,157,612
COMMERCIAL SERVICES & SUPPLIES — 1.44%
ADT Corp. (The)[b]	288,173	10,218,614
Cintas Corp.	166,681	11,766,012
Clean Harbors Inc.[a,b]	100,828	5,436,646
Copart Inc.[a]	186,685	5,846,041
Covanta Holding Corp.	178,422	3,786,115
Iron Mountain Inc.	284,093	9,275,636
KAR Auction Services Inc.	231,428	6,625,784
Pitney Bowes Inc.	335,824	8,392,242
R.R. Donnelley & Sons Co.[b]	329,898	5,430,121
Republic Services Inc.	439,602	17,153,270
Rollins Inc.	104,932	3,072,409
Stericycle Inc.[a]	140,183	16,339,730

Security	Shares	Value

Tyco International Ltd.	763,561	$34,031,914
Waste Connections Inc.	205,479	9,969,841

		147,344,375
COMMUNICATIONS EQUIPMENT — 1.04%
Arista Networks Inc.[a]	9,990	882,417
ARRIS Group Inc.[a,b]	208,275	5,905,638
Brocade Communications Systems Inc.	721,795	7,845,912
CommScope Holding Co. Inc.[a]	103,490	2,474,446
EchoStar Corp. Class Aa	71,438	3,483,317
F5 Networks Inc.[a,b]	125,329	14,881,565
Harris Corp.	176,200	11,699,680
JDS Uniphase Corp.[a]	382,509	4,896,115
Juniper Networks Inc.	784,239	17,370,894
Motorola Solutions Inc.	371,670	23,519,277
Palo Alto Networks Inc.[a]	90,632	8,890,999
Riverbed Technology Inc.[a,b]	266,573	4,943,596

		106,793,856
COMPUTERS & PERIPHERALS — 1.29%
3D Systems Corp.[a,b]	181,749	8,427,701
Diebold Inc.	106,736	3,769,916
Lexmark International Inc. Class A	102,791	4,368,617
NCR Corp.[a]	278,318	9,298,604
NetApp Inc.	548,394	23,559,006
SanDisk Corp.	374,449	36,677,280
Stratasys Ltd.[a,b]	81,679	9,865,190
Western Digital Corp.	368,488	35,861,252

		131,827,566

CONSTRUCTION & ENGINEERING — 0.71%
AECOM Technology Corp.[a,b]	164,024	5,535,810
Chicago Bridge & Iron Co. NV	163,345	9,449,508
Fluor Corp.	263,440	17,595,158
Foster Wheeler AG	165,173	5,222,770
Jacobs Engineering Group Inc.[a]	219,195	10,701,100
KBR Inc.	244,331	4,600,753
Quanta Services Inc.[a]	353,118	12,814,652
URS Corp.	114,039	6,569,787

		72,489,538
CONSTRUCTION MATERIALS — 0.34%
Eagle Materials Inc.	82,986	8,450,464
Martin Marietta Materials Inc.	102,234	13,182,052
Vulcan Materials Co.	216,354	13,031,002

		34,663,518
CONSUMER FINANCE — 0.36%
Ally Financial Inc.[a,b]	447,208	10,348,393
Navient Corp.	699,231	12,383,381
Santander Consumer USA Holdings Inc.	144,691	2,576,947
SLM Corp.	698,905	5,982,627
Synchrony Financial[a]	212,601	5,219,354

		36,510,702

81

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

September 30, 2014

Security	Shares	Value

CONTAINERS & PACKAGING — 1.07%
AptarGroup Inc.	108,541	$6,588,439
Avery Dennison Corp.	157,837	7,047,422
Ball Corp.	230,732	14,598,414
Bemis Co. Inc.	167,282	6,360,062
Crown Holdings Inc.[a]	229,575	10,220,679
Greif Inc. Class A	52,422	2,296,608
MeadWestvaco Corp.	278,193	11,389,221
Owens-Illinois Inc.[a]	273,507	7,124,857
Packaging Corp. of America	162,612	10,377,898
Rock-Tenn Co. Class A	237,477	11,299,156
Sealed Air Corp.	357,284	12,462,066
Silgan Holdings Inc.	72,080	3,387,760
Sonoco Products Co.	169,226	6,648,889

		109,801,471
DISTRIBUTORS — 0.35%
Genuine Parts Co.	254,279	22,302,811
LKQ Corp.[a]	499,309	13,276,626

		35,579,437
DIVERSIFIED CONSUMER SERVICES — 0.35%
Apollo Education Group Inc.[a]	160,136	4,027,420
DeVry Education Group Inc.	104,953	4,493,038
Graham Holdings Co. Class B	5,772	4,038,034
H&R Block Inc.	453,802	14,072,400
Service Corp. International	354,131	7,486,329
ServiceMaster Global Holdings Inc.[a]	68,308	1,653,054

		35,770,275
DIVERSIFIED FINANCIAL SERVICES — 1.54%
CBOE Holdings Inc.	142,595	7,632,397
FNFV Group[a]	152,269	2,095,222
Interactive Brokers Group Inc. Class A	89,674	2,237,366
Intercontinental Exchange Inc.	190,621	37,180,626
Leucadia National Corp.	609,975	14,541,804
McGraw Hill Financial Inc.	450,574	38,050,974
Moody’s Corp.	312,966	29,575,287
MSCI Inc. Class Aa,b	193,468	9,096,865
NASDAQ OMX Group Inc. (The)	193,524	8,209,288
Voya Financial Inc.[b]	237,835	9,299,349

		157,919,178
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.44%
Frontier Communications Corp.	1,657,898	10,792,916
Level 3 Communications Inc.[a]	297,993	13,627,220
tw telecom Inc.[a]	228,625	9,513,086
Windstream Holdings Inc.	996,884	10,746,410

		44,679,632
ELECTRIC UTILITIES — 2.17%
Edison International	539,330	30,159,334
Entergy Corp.	296,951	22,963,221
FirstEnergy Corp.	695,118	23,335,111
Great Plains Energy Inc.	255,496	6,175,338
Hawaiian Electric Industries Inc.[b]	167,784	4,454,665

Security	Shares	Value

ITC Holdings Corp.	261,276	$9,309,264
Northeast Utilities	523,084	23,172,621
OGE Energy Corp.	330,021	12,247,079
Pepco Holdings Inc.	416,050	11,133,498
Pinnacle West Capital Corp.	182,948	9,996,279
PPL Corp.	1,099,757	36,116,020
Westar Energy Inc.[b]	213,688	7,291,034
Xcel Energy Inc.	830,954	25,261,002

		221,614,466
ELECTRICAL EQUIPMENT — 0.78%
Acuity Brands Inc.	71,510	8,417,442
AMETEK Inc.	406,082	20,389,377
Babcock & Wilcox Co. (The)	183,071	5,069,236
Hubbell Inc. Class B	97,878	11,797,235
Regal Beloit Corp.	74,911	4,813,032
Rockwell Automation Inc.	229,181	25,182,408
Solarcity Corp.[a,b]	70,316	4,190,834

		79,859,564
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.10%
Amphenol Corp. Class A	260,122	25,975,783
Arrow Electronics Inc.[a]	165,156	9,141,385
Avnet Inc.	229,416	9,520,764
AVX Corp.	76,970	1,022,162
CDW Corp.	143,992	4,470,952
Dolby Laboratories Inc. Class Aa	79,310	3,314,365
FLIR Systems Inc.	234,792	7,358,381
Ingram Micro Inc. Class Aa	257,355	6,642,333
IPG Photonics Corp.[a]	54,998	3,782,762
Jabil Circuit Inc.	337,134	6,799,993
Knowles Corp.[a,b]	141,300	3,744,450
National Instruments Corp.	164,326	5,082,603
Tech Data Corp.[a,b]	63,062	3,711,829
Trimble Navigation Ltd.[a]	431,694	13,166,667
Vishay Intertechnology Inc.	223,541	3,194,401
Zebra Technologies Corp. Class Aa	83,749	5,943,666

		112,872,496
ENERGY EQUIPMENT & SERVICES — 1.58%
Atwood Oceanics Inc.[a]	106,449	4,650,757
Cameron International Corp.[a]	338,015	22,437,436
Diamond Offshore Drilling Inc.[b]	111,266	3,813,086
Dresser-Rand Group Inc.[a]	126,523	10,407,782
Dril-Quip Inc.[a]	67,716	6,053,810
FMC Technologies Inc.[a]	389,333	21,144,675
Frank’s International NV	56,605	1,058,513
Helmerich & Payne Inc.	159,914	15,650,783
Nabors Industries Ltd.	492,817	11,216,515
Oceaneering International Inc.	178,970	11,663,475
Oil States International Inc.[a]	77,589	4,802,759
Patterson-UTI Energy Inc.	239,564	7,793,017
Rowan Companies PLC Class A	206,347	5,222,643
RPC Inc.	101,630	2,231,795
Seadrill Ltd.[b]	584,588	15,643,575
Seventy Seven Energy Inc.[a]	62,194	1,476,485
Superior Energy Services Inc.	259,556	8,531,606
Tidewater Inc.	82,695	3,227,586

82

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

September 30, 2014

Security	Shares	Value

Unit Corp.[a]	82,316	$4,827,833

		161,854,131
FOOD & STAPLES RETAILING — 0.91%
Kroger Co. (The)	843,454	43,859,608
Rite Aid Corp.[a]	1,617,614	7,829,252
Safeway Inc.	380,948	13,066,517
Sprouts Farmers Market Inc.[a,b]	161,890	4,706,142
Whole Foods Market Inc.	608,484	23,189,325

		92,650,844
FOOD PRODUCTS — 2.38%
Bunge Ltd.[b]	243,701	20,526,935
Campbell Soup Co.[b]	287,911	12,302,437
ConAgra Foods Inc.	697,180	23,034,827
Flowers Foods Inc.	285,281	5,237,759
Hain Celestial Group Inc.[a,b]	82,983	8,493,310
Hershey Co. (The)	247,503	23,619,211
Hormel Foods Corp.	221,662	11,391,210
Ingredion Inc.	123,511	9,360,899
J.M. Smucker Co. (The)	171,636	16,990,248
Keurig Green Mountain Inc.	234,107	30,464,344
McCormick & Co. Inc. NVS	215,975	14,448,728
Mead Johnson Nutrition Co. Class A	334,544	32,189,824
Pilgrim’s Pride Corp.[a,b]	105,091	3,211,581
Pinnacle Foods Inc.	90,322	2,949,013
Tyson Foods Inc. Class A	478,833	18,851,655
WhiteWave Foods Co. (The) Class Aa	287,607	10,448,762

		243,520,743
GAS UTILITIES — 0.43%
AGL Resources Inc.	197,701	10,149,969
Atmos Energy Corp.	166,053	7,920,728
National Fuel Gas Co.	138,944	9,724,691
Questar Corp.	290,482	6,474,844
UGI Corp.	286,135	9,754,342

		44,024,574
HEALTH CARE EQUIPMENT & SUPPLIES — 2.54%
Alere Inc.[a]	136,588	5,296,883
Align Technology Inc.[a,b]	135,137	6,983,880
Boston Scientific Corp.[a]	2,189,526	25,858,302
C.R. Bard Inc.	126,236	18,015,140
CareFusion Corp.[a]	343,133	15,526,768
Cooper Companies Inc. (The)	79,187	12,333,375
DENTSPLY International Inc.	234,537	10,694,887
Edwards Lifesciences Corp.[a]	174,637	17,839,170
Hill-Rom Holdings Inc.	94,559	3,917,579
Hologic Inc.[a]	398,284	9,690,250
IDEXX Laboratories Inc.[a,b]	84,970	10,012,015
Intuitive Surgical Inc.[a]	59,514	27,484,756
ResMed Inc.[b]	232,568	11,458,625
Sirona Dental Systems Inc.[a,b]	95,416	7,316,499
St. Jude Medical Inc.	470,494	28,290,804
Teleflex Inc.	68,604	7,206,164
Varian Medical Systems Inc.[a,b]	171,962	13,777,595

Security	Shares	Value

Zimmer Holdings Inc.	277,801	$27,932,891

		259,635,583
HEALTH CARE PROVIDERS & SERVICES — 3.57%
AmerisourceBergen Corp.	373,845	28,898,219
Brookdale Senior Living Inc.[a]	284,094	9,153,509
Cardinal Health Inc.	563,130	42,189,700
Catamaran Corp.[a]	342,340	14,429,631
Centene Corp.[a]	95,432	7,893,181
Cigna Corp.	444,697	40,329,571
Community Health Systems Inc.[a]	190,652	10,445,823
DaVita HealthCare Partners Inc.[a]	294,232	21,520,128
Envision Healthcare Holdings Inc.[a]	134,443	4,662,483
HCA Holdings Inc.[a]	540,355	38,105,835
Health Net Inc.[a]	132,625	6,115,339
Henry Schein Inc.[a]	141,300	16,457,211
Humana Inc.	256,218	33,382,643
Laboratory Corp. of America Holdings[a]	140,342	14,279,799
LifePoint Hospitals Inc.[a]	73,847	5,109,474
MEDNAX Inc.[a,b]	166,078	9,104,396
Omnicare Inc.	163,763	10,195,884
Patterson Companies Inc.	142,008	5,883,391
Premier Inc.[a,b]	53,512	1,758,404
Quest Diagnostics Inc.	239,124	14,510,044
Tenet Healthcare Corp.[a]	161,510	9,592,079
Universal Health Services Inc. Class B	147,076	15,369,442
VCA Inc.[a,b]	146,037	5,743,635

		365,129,821
HEALTH CARE TECHNOLOGY — 0.46%
Allscripts Healthcare Solutions Inc.[a,b]	296,504	3,977,601
athenahealth Inc.[a,b]	62,636	8,248,535
Cerner Corp.[a,b]	493,217	29,380,937
IMS Health Holdings Inc.[a,b]	124,043	3,248,686
Veeva Systems Inc.[a,b]	63,055	1,776,259

		46,632,018
HOTELS, RESTAURANTS & LEISURE — 2.41%
Aramark	69,857	1,837,239
Bally Technologies Inc.[a]	64,933	5,240,093
Brinker International Inc.	107,381	5,453,881
Burger King Worldwide Inc.[b]	175,353	5,200,970
Chipotle Mexican Grill Inc.[a]	51,453	34,298,055
Choice Hotels International Inc.	57,843	3,007,836
Darden Restaurants Inc.	218,864	11,262,741
Domino’s Pizza Inc.	92,267	7,100,868
Dunkin’ Brands Group Inc.	176,284	7,901,049
Hilton Worldwide Holdings Inc.[a]	223,585	5,506,899
Hyatt Hotels Corp. Class Aa	68,543	4,148,222
International Game Technology	409,673	6,911,184
Marriott International Inc. Class A	366,741	25,635,196
MGM Resorts International[a]	617,137	14,058,381
Norwegian Cruise Line Holdings Ltd.[a,b]	150,031	5,404,117
Panera Bread Co. Class Aa,b	40,485	6,587,719
Royal Caribbean Cruises Ltd.	274,922	18,499,501
SeaWorld Entertainment Inc.	112,936	2,171,759
Six Flags Entertainment Corp.	120,735	4,152,077
Starwood Hotels & Resorts Worldwide Inc.	317,827	26,446,385
Wendy’s Co. (The)	456,661	3,772,020

83

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

September 30, 2014

Security	Shares	Value

Wyndham Worldwide Corp.	210,733	$17,124,164
Wynn Resorts Ltd.	134,152	25,097,156

		246,817,512
HOUSEHOLD DURABLES — 1.53%
D.R. Horton Inc.	533,751	10,952,570
Garmin Ltd.	202,004	10,502,188
GoPro Inc.[a]	33,869	3,173,525
Harman International Industries Inc.	112,664	11,045,579
Jarden Corp.[a]	213,482	12,832,403
Leggett & Platt Inc.	229,928	8,029,086
Lennar Corp. Class A	294,342	11,429,300
Mohawk Industries Inc.[a,b]	101,615	13,699,734
Newell Rubbermaid Inc.	457,983	15,759,195
NVR Inc.[a,b]	6,952	7,855,899
PulteGroup Inc.	627,506	11,081,756
Taylor Morrison Home Corp. Class Aa	53,657	870,317
Tempur Sealy International Inc.[a]	100,476	5,643,737
Toll Brothers Inc.[a]	294,530	9,177,555
Tupperware Brands Corp.	83,682	5,777,405
Whirlpool Corp.	128,699	18,745,009

		156,575,258
HOUSEHOLD PRODUCTS — 0.51%
Church & Dwight Co. Inc.	224,958	15,783,053
Clorox Co. (The)[b]	212,868	20,443,843
Energizer Holdings Inc.	102,008	12,568,406
Spectrum Brands Holdings Inc.	35,233	3,189,643

		51,984,945
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.48%
AES Corp. (The)	1,200,649	17,025,203
Calpine Corp.[a]	700,727	15,205,776
NRG Energy Inc.	558,234	17,014,972

		49,245,951
INDUSTRIAL CONGL EAOMERATES — 0.32%
Carlisle Companies Inc.	106,221	8,538,044
Roper Industries Inc.	165,187	24,165,206

		32,703,250
INSURANCE — 4.39%
Alleghany Corp.[a]	27,238	11,389,570
Allied World Assurance Co. Holdings Ltd.	162,885	6,000,683
American Financial Group Inc.	120,212	6,959,073
American National Insurance Co.	12,057	1,355,207
Aon PLC	491,090	43,053,860
Arch Capital Group Ltd.[a]	221,793	12,136,513
Arthur J. Gallagher & Co.	259,911	11,789,563
Aspen Insurance Holdings Ltd.	108,151	4,625,618
Assurant Inc.	118,796	7,638,583
Assured Guaranty Ltd.	280,480	6,215,437
Axis Capital Holdings Ltd.	178,696	8,457,682
Brown & Brown Inc.	199,455	6,412,478
Cincinnati Financial Corp.	270,471	12,725,660
CNA Financial Corp.	43,805	1,665,904
Endurance Specialty Holdings Ltd.	73,823	4,073,553

Security	Shares	Value

Erie Indemnity Co. Class A	40,404	$3,063,027
Everest Re Group Ltd.[b]	76,413	12,379,670
FNF Group	458,282	12,712,743
Genworth Financial Inc. Class Aa	822,386	10,773,257
Hanover Insurance Group Inc. (The)	72,810	4,471,990
Hartford Financial Services Group Inc. (The)	744,403	27,729,012
HCC Insurance Holdings Inc.	165,635	7,998,514
Lincoln National Corp.	436,606	23,393,349
Loews Corp.	539,110	22,459,323
Markel Corp.[a,b]	23,119	14,707,152
MBIA Inc.[a,b]	233,719	2,145,540
Mercury General Corp.	40,833	1,993,059
Old Republic International Corp.	432,153	6,171,145
PartnerRe Ltd.	83,737	9,201,859
Principal Financial Group Inc.	487,064	25,556,248
ProAssurance Corp.	98,100	4,323,267
Progressive Corp. (The)	979,999	24,774,375
Protective Life Corp.	130,695	9,071,540
Reinsurance Group of America Inc.	114,497	9,174,645
RenaissanceRe Holdings Ltd.[b]	67,253	6,724,627
StanCorp Financial Group Inc.	72,275	4,566,334
Torchmark Corp.	218,288	11,431,743
Unum Group	426,020	14,646,568
Validus Holdings Ltd.	150,091	5,874,562
W.R. Berkley Corp.	166,408	7,954,302
White Mountains Insurance Group Ltd.	10,208	6,431,755
XL Group PLC	449,343	14,904,707

		449,133,697
INTERNET & CATALOG RETAIL — 1.17%
Expedia Inc.	167,377	14,665,573
Groupon Inc.[a,b]	797,092	5,324,574
HomeAway Inc.[a]	154,902	5,499,021
Liberty Interactive Corp. Series Aa	812,509	23,172,757
Liberty TripAdvisor Holdings Inc. Class Aa	121,811	4,129,393
Liberty Ventures Series Aa	122,118	4,635,599
Netflix Inc.[a,b]	99,231	44,771,043
TripAdvisor Inc.[a,b]	184,362	16,854,374
zulily Inc.[a,b]	21,866	828,503

		119,880,837
INTERNET SOFTWARE & SERVICES — 1.69%
Akamai Technologies Inc.[a]	294,655	17,620,369
AOL Inc.[a]	132,150	5,940,142
CoStar Group Inc.[a,b]	53,529	8,325,901
Equinix Inc.[a]	88,061	18,711,201
IAC/InterActiveCorp	123,388	8,131,269
LinkedIn Corp. Class Aa,b	172,677	35,880,554
Pandora Media Inc.[a,b]	340,700	8,231,312
Rackspace Hosting Inc.[a]	194,456	6,329,543
Twitter Inc.[a]	793,100	40,908,098
VeriSign Inc.[a,b]	199,400	10,990,928
Yelp Inc.[a,b]	84,106	5,740,235
Zillow Inc. Class Aa,b	51,429	5,965,250

		172,774,802
IT SERVICES — 2.67%
Alliance Data Systems Corp.[a]	89,737	22,279,005
Amdocs Ltd.	264,629	12,141,179

84

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

September 30, 2014

Security	Shares	Value

Booz Allen Hamilton Holding Corp.	123,486	$2,889,572
Broadridge Financial Solutions Inc.	200,052	8,328,165
Computer Sciences Corp.	239,647	14,654,414
CoreLogic Inc.[a]	151,795	4,109,091
DST Systems Inc.	49,972	4,193,650
Fidelity National Information Services Inc.	476,411	26,821,939
Fiserv Inc.[a]	412,565	26,666,139
FleetCor Technologies Inc.[a]	137,291	19,511,797
Gartner Inc.[a,b]	149,255	10,965,765
Genpact Ltd.[a]	264,241	4,312,413
Global Payments Inc.	113,022	7,897,977
Jack Henry & Associates Inc.	140,171	7,801,918
Leidos Holdings Inc.	106,072	3,641,452
Paychex Inc.	538,822	23,815,932
Sabre Corp.[b]	75,337	1,349,662
Teradata Corp.[a,b]	260,875	10,935,880
Total System Services Inc.	277,901	8,603,815
Vantiv Inc. Class Aa,b	206,272	6,373,805
VeriFone Systems Inc.[a]	184,890	6,356,518
Western Union Co.	891,901	14,306,092
Xerox Corp.	1,932,361	25,565,136

		273,521,316
LEISURE EQUIPMENT & PRODUCTS — 0.43%
Hasbro Inc.	191,763	10,546,006
Mattel Inc.	561,559	17,211,783
Polaris Industries Inc.	109,064	16,336,697

		44,094,486
LIFE SCIENCES TOOLS & SERVICES — 1.40%
Agilent Technologies Inc.	551,924	31,448,629
Bio-Rad Laboratories Inc. Class Aa	34,294	3,888,940
Bruker Corp.[a,b]	181,950	3,368,804
Charles River Laboratories International Inc.[a]	79,951	4,776,273
Covance Inc.[a]	95,203	7,492,476
Illumina Inc.[a]	230,750	37,824,540
Mettler-Toledo International Inc.[a]	48,334	12,379,787
PerkinElmer Inc.	187,661	8,182,019
QIAGEN NVa	387,014	8,812,309
Quintiles Transnational Holdings Inc.[a]	93,696	5,226,363
TECHNE Corp.	61,158	5,721,331
Waters Corp.[a,b]	140,264	13,902,968

		143,024,439
MACHINERY — 3.77%
AGCO Corp.	155,669	7,076,713
Allison Transmission Holdings Inc.	223,535	6,368,512
Colfax Corp.[a]	158,034	9,003,197
Crane Co.	80,846	5,110,276
Donaldson Co. Inc.	237,036	9,630,773
Dover Corp.	275,609	22,139,671
Flowserve Corp.	227,310	16,029,901
Graco Inc.	100,508	7,335,074
IDEX Corp.	133,637	9,671,310
Ingersoll-Rand PLC	447,556	25,224,256
ITT Corp.	152,066	6,833,846
Joy Global Inc.[b]	165,976	9,052,331
Kennametal Inc.	130,395	5,386,617
Lincoln Electric Holdings Inc.	133,310	9,216,387

Security	Shares	Value

Manitowoc Co. Inc. (The)	224,073	$5,254,512
Middleby Corp. (The)[a]	94,694	8,345,382
Navistar International Corp.[a,b]	90,356	2,973,616
Nordson Corp.	106,668	8,114,235
Oshkosh Corp.	140,815	6,216,982
PACCAR Inc.	587,139	33,393,531
Pall Corp.	181,688	15,207,286
Parker-Hannifin Corp.	246,543	28,142,883
Pentair PLC	320,452	20,986,401
Snap-on Inc.	96,471	11,680,709
SPX Corp.	72,639	6,822,981
Stanley Black & Decker Inc.	258,345	22,938,452
Terex Corp.	182,856	5,809,335
Timken Co. (The)	134,711	5,710,399
Toro Co. (The)	93,209	5,520,769
Trinity Industries Inc.	256,230	11,971,066
Valmont Industries Inc.[b]	44,606	6,018,688
WABCO Holdings Inc.[a]	93,862	8,536,749
Wabtec Corp.	159,536	12,928,797
Xylem Inc.	304,587	10,809,793

		385,461,430
MARINE — 0.11%
Kirby Corp.[a]	94,271	11,109,837

		11,109,837
MEDIA — 2.48%
AMC Networks Inc. Class Aa	98,627	5,761,789
Cablevision NY Group Class Ab	323,180	5,658,882
CBS Outdoor Americas Inc.	197,543	5,914,437
Charter Communications Inc. Class Aa	131,356	19,883,358
Cinemark Holdings Inc.	191,382	6,514,643
Clear Channel Outdoor Holdings Inc. Class A	69,688	469,697
Discovery Communications Inc. Series Aa,b	379,846	14,358,179
Discovery Communications Inc. Series C NVS[a]	379,841	14,160,472
DISH Network Corp. Class Aa	353,044	22,799,582
DreamWorks Animation SKG Inc. Class Aa,b	123,632	3,371,445
Gannett Co. Inc.	375,845	11,151,321
Interpublic Group of Companies Inc. (The)	702,019	12,860,988
John Wiley & Sons Inc. Class A	72,878	4,089,185
Lamar Advertising Co. Class A	131,750	6,488,687
Liberty Media Corp. Class Aa	157,035	7,408,911
Liberty Media Corp. Class Ca	314,070	14,758,149
Lions Gate Entertainment Corp.	133,008	4,385,274
Live Nation Entertainment Inc.[a]	239,395	5,750,268
Madison Square Garden Inc. Class Aa,b	102,105	6,751,183
Morningstar Inc.	31,948	2,169,269
News Corp. Class A NVS[a]	822,720	13,451,472
Omnicom Group Inc.	427,810	29,458,997
Regal Entertainment Group Class Ab	136,260	2,708,849
Scripps Networks Interactive Inc. Class A	174,775	13,648,180
Sirius XM Holdings Inc.[a,b]	4,290,751	14,974,721
Starz Series Aa,b	154,726	5,118,336

		254,066,274
METALS & MINING — 1.34%
Alcoa Inc.	1,940,528	31,223,096
Allegheny Technologies Inc.	180,012	6,678,445
Carpenter Technology Corp.	87,920	3,969,588

85

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

September 30, 2014

Security	Shares	Value

Cliffs Natural Resources Inc.[b]	254,788	$2,644,700
Compass Minerals International Inc.	55,687	4,693,300
Newmont Mining Corp.	825,293	19,023,004
Nucor Corp.	527,173	28,614,951
Reliance Steel & Aluminum Co.	128,808	8,810,467
Royal Gold Inc.	106,811	6,936,306
Steel Dynamics Inc.	397,881	8,996,089
Tahoe Resources Inc.[a]	138,487	2,811,286
TimkenSteel Corp.	67,307	3,129,102
United States Steel Corp.	239,316	9,374,008

		136,904,342
MULTI-UTILITIES — 2.53%
Alliant Energy Corp.	183,465	10,165,796
Ameren Corp.	401,587	15,392,830
CenterPoint Energy Inc.	711,392	17,407,762
CMS Energy Corp.	445,770	13,221,538
Consolidated Edison Inc.	484,847	27,471,431
DTE Energy Co.	293,037	22,294,255
Integrys Energy Group Inc.	132,542	8,591,372
MDU Resources Group Inc.	317,601	8,832,484
NiSource Inc.	521,257	21,361,112
Public Service Enterprise Group Inc.	837,481	31,187,792
SCANA Corp.[b]	234,656	11,641,284
Sempra Energy	406,252	42,810,836
TECO Energy Inc.	386,333	6,714,468
Vectren Corp.	136,277	5,437,452
Wisconsin Energy Corp.	373,274	16,050,782

		258,581,194
MULTILINE RETAIL — 1.46%
Big Lots Inc.	96,078	4,136,158
Dillard’s Inc. Class A	42,312	4,611,162
Dollar General Corp.[a]	513,110	31,356,152
Dollar Tree Inc.[a]	342,374	19,196,910
Family Dollar Stores Inc.	158,285	12,225,933
J.C. Penney Co. Inc.[a,b]	505,106	5,071,264
Kohl’s Corp.	345,254	21,070,852
Macy’s Inc.	598,894	34,843,653
Nordstrom Inc.	229,469	15,688,795
Sears Holdings Corp.[a,b]	43,859	1,106,563

		149,307,442
OIL, GAS & CONSUMABLE FUELS — 4.49%
Antero Resources Corp.[a,b]	87,854	4,822,306
Athlon Energy Inc.[a,b]	84,940	4,946,056
Cabot Oil & Gas Corp.	690,788	22,581,860
Cheniere Energy Inc.[a]	393,804	31,516,134
Chesapeake Energy Corp.	871,893	20,044,820
Cimarex Energy Co.	144,081	18,230,569
Cobalt International Energy Inc.[a,b]	580,960	7,901,056
Concho Resources Inc.[a]	186,567	23,393,636
CONSOL Energy Inc.	380,487	14,405,238
Continental Resources Inc.[a]	142,605	9,480,380
CVR Energy Inc.	25,836	1,155,644
Denbury Resources Inc.	582,815	8,759,709
Energen Corp.	120,630	8,714,311
EP Energy Corp. Class Aa,b	54,611	954,600
EQT Corp.	251,210	22,995,763

Security	Shares	Value

Golar LNG Ltd.[b]	84,115	$5,585,236
Gulfport Energy Corp.[a]	141,593	7,561,066
HollyFrontier Corp.	328,811	14,362,465
Kosmos Energy Ltd.[a]	176,032	1,753,279
Laredo Petroleum Inc.[a,b]	128,729	2,884,817
Memorial Resource Development Corp.[a]	83,204	2,255,660
Murphy Oil Corp.	297,039	16,904,490
Newfield Exploration Co.[a]	225,823	8,371,259
Noble Energy Inc.	597,129	40,819,738
Oasis Petroleum Inc.[a]	167,665	7,010,074
ONEOK Inc.	344,109	22,556,345
PBF Energy Inc.	114,654	2,751,696
Peabody Energy Corp.	449,692	5,567,187
QEP Resources Inc.	298,450	9,186,291
Range Resources Corp.	271,297	18,396,650
SandRidge Energy Inc.[a,b]	820,636	3,520,528
SM Energy Co.	111,137	8,668,686
Southwestern Energy Co.[a,b]	584,489	20,427,891
Targa Resources Corp.	62,477	8,507,493
Teekay Corp.	75,394	5,003,146
Tesoro Corp.	214,309	13,068,563
Ultra Petroleum Corp.[a,b]	253,893	5,905,551
Whiting Petroleum Corp.[a]	196,900	15,269,595
World Fuel Services Corp.	119,488	4,769,961
WPX Energy Inc.[a]	335,167	8,064,118

		459,073,867
PAPER & FOREST PRODUCTS — 0.38%
Domtar Corp.	105,950	3,722,024
International Paper Co.	717,064	34,232,635
Veritiv Corp.[a]	13,716	686,623

		38,641,282
PERSONAL PRODUCTS — 0.20%
Avon Products Inc.	720,104	9,073,310
Coty Inc. Class A	108,879	1,801,948
Herbalife Ltd.[b]	126,059	5,515,081
Nu Skin Enterprises Inc. Class A	97,779	4,402,988

		20,793,327
PHARMACEUTICALS — 1.69%
Endo International PLC[a]	252,059	17,225,712
Hospira Inc.[a]	276,625	14,392,799
Jazz Pharmaceuticals PLC[a]	98,304	15,783,690
Mallinckrodt PLC[a]	187,230	16,878,784
Mylan Inc.[a]	618,659	28,142,798
Perrigo Co. PLC	221,483	33,264,532
Salix Pharmaceuticals Ltd.[a]	104,957	16,398,482
Zoetis Inc.	829,358	30,644,778

		172,731,575
PROFESSIONAL SERVICES — 1.03%
Dun & Bradstreet Corp. (The)	61,393	7,211,836
Equifax Inc.	201,965	15,094,864
IHS Inc. Class Aa	112,623	14,099,273
Manpowergroup Inc.	131,881	9,244,858
Nielsen NV	466,530	20,681,275
Robert Half International Inc.	227,445	11,144,805

86

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

September 30, 2014

Security	Shares	Value

Towers Watson & Co. Class A	107,631	$10,709,285
Verisk Analytics Inc. Class Aa	275,423	16,770,506

		104,956,702
REAL ESTATE INVESTMENT TRUSTS (REITS) — 7.77%
Alexandria Real Estate Equities Inc.	118,743	8,757,296
American Campus Communities Inc.	173,989	6,341,899
American Capital Agency Corp.	584,627	12,423,324
American Homes 4 Rent Class A	247,663	4,183,028
American Realty Capital Properties Inc.	1,503,160	18,128,110
Annaly Capital Management Inc.	1,568,398	16,750,491
Apartment Investment and Management Co. Class A	242,207	7,707,027
AvalonBay Communities Inc.	214,548	30,244,832
BioMed Realty Trust Inc.	319,239	6,448,628
Boston Properties Inc.	253,337	29,326,291
Brandywine Realty Trust	296,287	4,168,758
Brixmor Property Group Inc.[b]	79,410	1,767,667
Camden Property Trust	141,827	9,719,404
CBL & Associates Properties Inc.[b]	275,268	4,927,297
Chimera Investment Corp.	1,698,175	5,162,452
Columbia Property Trust Inc.	206,951	4,939,920
Corporate Office Properties Trust	144,725	3,722,327
Corrections Corp. of America[b]	192,385	6,610,349
Crown Castle International Corp.	552,525	44,494,838
DDR Corp.[b]	499,461	8,355,982
Digital Realty Trust Inc.[b]	223,895	13,966,570
Douglas Emmett Inc.	238,289	6,116,879
Duke Realty Corp.	546,118	9,382,307
Equity Commonwealth	213,394	5,486,360
Equity Lifestyle Properties, Inc.	138,289	5,857,922
Essex Property Trust Inc.[b]	103,489	18,498,659
Extra Space Storage Inc.	192,089	9,906,030
Federal Realty Investment Trust	111,321	13,187,086
Gaming and Leisure Properties Inc.	139,364	4,306,348
General Growth Properties Inc.	938,590	22,103,794
HCP Inc.[b]	758,475	30,119,042
Health Care REIT Inc.	539,642	33,657,471
Healthcare Trust of America Inc. Class A	393,176	4,560,842
Home Properties Inc.[b]	94,815	5,522,026
Hospitality Properties Trust	248,319	6,667,365
Host Hotels & Resorts Inc.[b]	1,253,011	26,726,725
Kilroy Realty Corp.	136,276	8,100,245
Kimco Realty Corp.[b]	679,594	14,889,904
Liberty Property Trust[b]	244,409	8,129,043
Macerich Co. (The)	232,851	14,862,879
MFA Financial Inc.	605,818	4,713,264
Mid-America Apartment Communities Inc.[b]	124,290	8,159,638
National Retail Properties Inc.[b]	204,249	7,060,888
NorthStar Realty Finance Corp.	358,296	6,331,090
Omega Healthcare Investors Inc.[b]	208,956	7,144,206
Piedmont Office Realty Trust Inc. Class A	254,857	4,495,677
Plum Creek Timber Co. Inc.	293,491	11,449,084
Post Properties Inc.	89,784	4,609,511
Prologis Inc.	827,152	31,183,630
Rayonier Inc.	209,656	6,528,688
Realty Income Corp.[b]	366,500	14,949,535
Regency Centers Corp.[b]	153,059	8,239,166
Retail Properties of America Inc. Class A	391,745	5,731,229
Senior Housing Properties Trust[b]	336,918	7,048,325
SL Green Realty Corp.[b]	156,471	15,853,642
Spirit Realty Capital Inc.	661,168	7,253,013

Security	Shares	Value

Starwood Property Trust Inc.	366,927	$8,057,717
Tanger Factory Outlet Centers Inc.	150,255	4,916,344
Taubman Centers Inc.[b]	104,917	7,658,941
Two Harbors Investment Corp.	607,428	5,873,829
UDR Inc.	416,652	11,353,767
Ventas Inc.[b]	486,997	30,169,464
Vornado Realty Trust	310,231	31,010,691
Washington Prime Group Inc.	257,707	4,504,718
Weingarten Realty Investors	202,632	6,382,908
Weyerhaeuser Co.	871,041	27,751,366
WP Carey Inc.	164,338	10,479,834

		795,137,582
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.46%
CBRE Group Inc. Class Aa	463,624	13,788,178
Forest City Enterprises Inc. Class Aa,b	271,803	5,316,466
Howard Hughes Corp. (The)[a]	65,694	9,854,100
Jones Lang LaSalle Inc.	73,864	9,331,978
Realogy Holdings Corp.[a]	241,636	8,988,859

		47,279,581
ROAD & RAIL — 0.96%
AMERCO	12,084	3,164,679
Avis Budget Group Inc.[a,b]	174,595	9,583,520
Con-way Inc.	94,285	4,478,537
Genesee & Wyoming Inc. Class Aa,b	86,202	8,215,913
Hertz Global Holdings Inc.[a]	741,137	18,817,468
J.B. Hunt Transport Services Inc.	152,496	11,292,329
Kansas City Southern Industries Inc.	182,634	22,135,241
Landstar System Inc.	74,329	5,365,810
Old Dominion Freight Line Inc.[a]	104,318	7,369,024
Ryder System Inc.	88,188	7,934,274

		98,356,795
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.56%
Advanced Micro Devices Inc.[a,b]	1,019,879	3,477,787
Altera Corp.	518,586	18,555,007
Analog Devices Inc.	520,029	25,736,235
Applied Materials Inc.	2,015,142	43,547,219
Atmel Corp.[a]	698,477	5,643,694
Avago Technologies Ltd.	413,547	35,978,589
Broadcom Corp. Class A	885,435	35,789,283
Cree Inc.[a,b]	202,091	8,275,626
First Solar Inc.[a,b]	121,268	7,980,647
Freescale Semiconductor Ltd.[a,b]	174,419	3,406,403
KLA-Tencor Corp.	274,514	21,626,213
Lam Research Corp.	268,398	20,049,331
Linear Technology Corp.	391,583	17,382,369
Marvell Technology Group Ltd.	672,657	9,067,416
Maxim Integrated Products Inc.	467,879	14,148,661
Microchip Technology Inc.[b]	331,513	15,657,359
NVIDIA Corp.	923,607	17,040,549
ON Semiconductor Corp.[a]	731,408	6,538,788
Skyworks Solutions Inc.	313,863	18,219,747
SunEdison Inc.[a,b]	442,849	8,360,989
SunPower Corp.[a,b]	75,959	2,573,491
Teradyne Inc.	339,168	6,576,468
Xilinx Inc.	444,156	18,810,007

		364,441,878

87

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

September 30, 2014

Security	Shares	Value

SOFTWARE — 3.20%
Activision Blizzard Inc.	820,049	$17,048,819
ANSYS Inc.[a]	153,565	11,620,264
Autodesk Inc.[a]	376,577	20,749,393
CA Inc.	529,434	14,792,386
Cadence Design Systems Inc.[a,b]	479,929	8,259,578
Citrix Systems Inc.[a]	271,269	19,352,330
Concur Technologies Inc.[a,b]	78,859	10,000,898
Electronic Arts Inc.[a]	520,710	18,542,483
FactSet Research Systems Inc.	70,188	8,529,948
FireEye Inc.[a,b]	141,990	4,339,214
Fortinet Inc.[a]	226,556	5,723,937
Informatica Corp.[a,b]	182,169	6,237,467
Intuit Inc.	469,916	41,188,137
NetSuite Inc.[a,b]	68,800	6,160,352
Nuance Communications Inc.[a,b]	434,893	6,703,876
PTC Inc.[a]	196,349	7,245,278
Red Hat Inc.[a,b]	313,430	17,599,094
Rovi Corp.[a]	156,398	3,088,079
ServiceNow Inc.[a,b]	238,331	14,009,096
SolarWinds Inc.[a]	108,593	4,566,336
Solera Holdings Inc.	114,083	6,429,718
Splunk Inc.[a,b]	195,848	10,842,145
Symantec Corp.	1,145,010	26,919,185
Synopsys Inc.[a]	255,891	10,157,593
Tableau Software Inc. Class Aa,b	63,157	4,588,356
TIBCO Software Inc.[a]	269,165	6,360,369
Workday Inc. Class Aa,b	155,195	12,803,588
Zynga Inc. Class Aa	1,197,951	3,234,468

		327,092,387
SPECIALTY RETAIL — 3.71%
Aaron’s Inc.	106,719	2,595,406
Abercrombie & Fitch Co. Class A	120,873	4,392,525
Advance Auto Parts Inc.	120,753	15,734,116
Ascena Retail Group Inc.[a]	216,512	2,879,610
AutoNation Inc.[a,b]	120,416	6,058,129
AutoZone Inc.[a,b]	53,987	27,515,014
Bed Bath & Beyond Inc.[a]	337,732	22,232,898
Best Buy Co. Inc.	475,338	15,966,603
Cabela’s Inc.[a,b]	82,892	4,882,339
CarMax Inc.[a,b]	364,887	16,949,001
Chico’s FAS Inc.	253,245	3,740,429
CST Brands Inc.	125,365	4,506,872
Dick’s Sporting Goods Inc.	160,133	7,026,636
DSW Inc. Class A	124,615	3,752,158
Foot Locker Inc.	241,240	13,425,006
GameStop Corp. Class A	190,027	7,829,112
Gap Inc. (The)	438,029	18,261,429
GNC Holdings Inc. Class A	150,496	5,830,215
L Brands Inc.	402,355	26,949,738
Michaels Companies Inc. (The)[a]	45,960	803,381
Murphy USA Inc.[a,b]	77,272	4,100,052
O’Reilly Automotive Inc.[a,b]	175,601	26,403,366
Penske Automotive Group Inc.	70,701	2,869,754
PetSmart Inc.	164,134	11,504,152
Ross Stores Inc.	351,625	26,575,818

Security	Shares	Value

Sally Beauty Holdings Inc.[a,b]	268,503	$7,348,927
Signet Jewelers Ltd.	132,965	15,146,043
Staples Inc.	1,069,891	12,945,681
Tiffany & Co.	186,727	17,983,677
Tractor Supply Co.	229,197	14,097,907
Ulta Salon, Cosmetics & Fragrance Inc.[a]	106,421	12,575,770
Urban Outfitters Inc.[a,b]	177,180	6,502,506
Williams-Sonoma Inc.	155,893	10,377,797

		379,762,067
TEXTILES, APPAREL & LUXURY GOODS — 1.69%
Carter’s Inc.	88,786	6,882,691
Coach Inc.	453,821	16,160,566
Deckers Outdoor Corp.[a,b]	57,250	5,563,555
Fossil Group Inc.[a,b]	77,262	7,254,902
Hanesbrands Inc.	164,840	17,710,410
Kate Spade & Co.[a,b]	209,328	5,490,673
Michael Kors Holdings Ltd.[a]	338,186	24,143,098
PVH Corp.	136,187	16,499,055
Ralph Lauren Corp.	97,736	16,100,051
Under Armour Inc. Class Aa,b	286,378	19,788,720
VF Corp.	571,062	37,707,224

		173,300,945
THRIFTS & MORTGAGE FINANCE — 0.34%
Hudson City Bancorp Inc.	876,518	8,519,755
Nationstar Mortgage Holdings Inc.[a,b]	34,764	1,190,319
New York Community Bancorp Inc.	732,111	11,618,602
Ocwen Financial Corp.[a,b]	176,512	4,621,084
People’s United Financial Inc.	514,280	7,441,632
TFS Financial Corp.	124,742	1,786,305

		35,177,697
TOBACCO — 0.35%
Lorillard Inc.	600,115	35,952,890

		35,952,890
TRADING COMPANIES & DISTRIBUTORS — 0.98%
Air Lease Corp.	168,704	5,482,880
Fastenal Co.	491,285	22,058,696
GATX Corp.	76,480	4,464,138
HD Supply Holdings Inc.[a]	175,811	4,792,608
MRC Global Inc.[a]	168,968	3,940,334
MSC Industrial Direct Co. Inc. Class A	78,645	6,721,002
NOW Inc.[a,b]	177,583	5,400,299
United Rentals Inc.[a,b]	161,023	17,889,655
W.W. Grainger Inc.	96,497	24,283,470
WESCO International Inc.[a,b]	73,742	5,771,049

		100,804,131
WATER UTILITIES — 0.21%
American Water Works Co. Inc.	296,269	14,289,054
Aqua America Inc.	293,585	6,908,055

		21,197,109

88

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

September 30, 2014

Security	Shares	Value

WIRELESS TELECOMMUNICATION SERVICES — 0.27%
SBA Communications Corp. Class Aa	213,228	$23,646,985
Telephone & Data Systems Inc.	142,199	3,407,088
United States Cellular Corp.[a]	22,069	783,008

		27,837,081

TOTAL COMMON STOCKS
(Cost: $7,457,861,434)		10,215,524,687

SHORT-TERM INVESTMENTS — 6.42%

MONEY MARKET FUNDS — 6.42%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	609,133,772	609,133,772
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	37,766,752	37,766,752
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	9,855,170	9,855,170

		656,755,694

TOTAL SHORT-TERM INVESTMENTS
(Cost: $656,755,694)		656,755,694

TOTAL INVESTMENTS IN SECURITIES — 106.26%
(Cost: $8,114,617,128)		10,872,280,381
Other Assets, Less Liabilities — (6.26)%		(640,748,600)

NET ASSETS — 100.00%		$10,231,531,781

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

89

Schedule of Investments  (Unaudited)

iSHARES® RUSSELL MID-CAP GROWTH ETF

September 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.90%

AEROSPACE & DEFENSE — 1.29%
B/E Aerospace Inc.[a]	162,062	$13,603,484
Hexcel Corp.[a]	150,810	5,987,157
Huntington Ingalls Industries Inc.	63,990	6,668,398
Rockwell Collins Inc.	184,019	14,445,492
Spirit AeroSystems Holdings Inc. Class Aa	173,020	6,585,141
TransDigm Group Inc.	81,492	15,021,420
Triumph Group Inc.	18,856	1,226,583

		63,537,675
AIR FREIGHT & LOGISTICS — 0.56%
C.H. Robinson Worldwide Inc.	228,549	15,157,370
Expeditors International of Washington Inc.	303,900	12,332,262

		27,489,632
AIRLINES — 1.61%
Alaska Air Group Inc.	193,121	8,408,488
Copa Holdings SA Class A	40,393	4,333,765
Southwest Airlines Co.	948,159	32,019,329
Spirit Airlines Inc.[a]	111,832	7,732,065
United Continental Holdings Inc.[a,b]	575,138	26,910,707

		79,404,354
AUTO COMPONENTS — 0.82%
BorgWarner Inc.	352,034	18,520,509
Gentex Corp.	132,619	3,550,210
Goodyear Tire & Rubber Co. (The)	424,391	9,584,871
Lear Corp.	100,139	8,653,011

		40,308,601
AUTOMOBILES — 1.19%
Harley-Davidson Inc.	336,241	19,569,226
Tesla Motors Inc.[a]	146,351	35,516,461
Thor Industries Inc.	70,983	3,655,624

		58,741,311
BEVERAGES — 1.99%
Brown-Forman Corp. Class B NVS	236,912	21,374,201
Coca-Cola Enterprises Inc.	387,146	17,173,797
Constellation Brands Inc. Class Aa	230,241	20,067,805
Dr Pepper Snapple Group Inc.	302,383	19,446,251
Monster Beverage Corp.[a]	220,456	20,209,201

		98,271,255
BIOTECHNOLOGY — 2.77%
Alkermes PLC[a]	190,724	8,176,338
Alnylam Pharmaceuticals Inc.[a,b]	86,579	6,761,820
BioMarin Pharmaceutical Inc.[a]	224,695	16,213,991
Cubist Pharmaceuticals Inc.[a,b]	110,091	7,303,437

Security	Shares	Value

Incyte Corp.[a]	222,676	$10,922,258
Intercept Pharmaceuticals Inc.[a,b]	19,225	4,550,365
Medivation Inc.[a]	117,742	11,641,152
Myriad Genetics Inc.[a,b]	101,264	3,905,753
Pharmacyclics Inc.[a,b]	93,724	11,006,009
Seattle Genetics Inc.[a,b]	155,958	5,798,518
United Therapeutics Corp.[a,b]	73,779	9,491,668
Vertex Pharmaceuticals Inc.[a]	363,711	40,848,382

		136,619,691
BUILDING PRODUCTS — 0.83%
A.O. Smith Corp.	52,409	2,477,898
Allegion PLC	148,853	7,091,357
Armstrong World Industries Inc.[a]	69,870	3,912,720
Fortune Brands Home & Security Inc.	107,090	4,402,470
Lennox International Inc.	75,791	5,826,054
Masco Corp.	548,985	13,131,721
USG Corp.[a,b]	143,701	3,950,340

		40,792,560
CAPITAL MARKETS — 2.51%
Affiliated Managers Group Inc.[a]	85,123	17,055,244
Ameriprise Financial Inc.	102,328	12,625,229
Artisan Partners Asset Management Inc.	42,112	2,191,930
Eaton Vance Corp. NVS	185,571	7,001,594
Federated Investors Inc. Class B	105,867	3,108,255
Invesco Ltd.	102,164	4,033,435
Lazard Ltd. Class A	189,985	9,632,239
Legg Mason Inc.	62,403	3,192,537
LPL Financial Holdings Inc.	134,849	6,209,796
NorthStar Asset Management Group Inc.[a]	60,071	1,106,508
SEI Investments Co.	191,941	6,940,587
T. Rowe Price Group Inc.	404,575	31,718,680
TD Ameritrade Holding Corp.	362,154	12,085,079
Waddell & Reed Financial Inc. Class A	131,419	6,793,048

		123,694,161
CHEMICALS — 3.06%
Airgas Inc.	114,393	12,657,585
Albemarle Corp.	49,990	2,944,411
Cabot Corp.	6,544	332,239
Celanese Corp. Series A	20,478	1,198,373
Cytec Industries Inc.	13,310	629,430
Eastman Chemical Co.	210,520	17,028,963
FMC Corp.	205,031	11,725,723
Huntsman Corp.	218,351	5,674,942
International Flavors & Fragrances Inc.	125,165	12,000,820
NewMarket Corp.	13,876	5,287,034
Platform Specialty Products Corp.[a,b]	131,284	3,284,726
Rayonier Advanced Materials Inc.[b]	7,662	252,156
Rockwood Holdings Inc.	7,071	540,578
RPM International Inc.	189,919	8,694,492
Scotts Miracle-Gro Co. (The) Class A	69,135	3,802,425
Sherwin-Williams Co. (The)	132,589	29,035,665
Sigma-Aldrich Corp.	84,118	11,440,889
Valspar Corp. (The)	130,272	10,290,185
W.R. Grace & Co.[a]	101,132	9,196,944

90

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

September 30, 2014

Security	Shares	Value

Westlake Chemical Corp.	54,091	$4,683,740

		150,701,320
COMMERCIAL BANKS — 0.18%
Signature Bank[a]	71,784	8,044,115
SVB Financial Group[a]	6,772	759,074

		8,803,189
COMMERCIAL SERVICES & SUPPLIES — 1.74%
Cintas Corp.	124,091	8,759,584
Clean Harbors Inc.[a,b]	69,005	3,720,750
Copart Inc.[a,b]	173,540	5,434,405
Covanta Holding Corp.	67,734	1,437,315
Iron Mountain Inc.	235,448	7,687,377
KAR Auction Services Inc.	86,137	2,466,102
Pitney Bowes Inc.	142,893	3,570,896
R.R. Donnelley & Sons Co.	30,222	497,454
Rollins Inc.	97,710	2,860,949
Stericycle Inc.[a]	130,404	15,199,890
Tyco International Ltd.	633,587	28,238,973
Waste Connections Inc.	116,046	5,630,552

		85,504,247
COMMUNICATIONS EQUIPMENT — 0.95%
Arista Networks Inc.[a]	7,086	625,906
ARRIS Group Inc.[a]	193,999	5,500,842
CommScope Holding Co. Inc.[a]	95,544	2,284,457
EchoStar Corp. Class Aa	16,299	794,739
F5 Networks Inc.[a,b]	116,598	13,844,846
Harris Corp.	33,474	2,222,674
Juniper Networks Inc.	158,632	3,513,699
Motorola Solutions Inc.	77,927	4,931,221
Palo Alto Networks Inc.[a,b]	84,343	8,274,048
Riverbed Technology Inc.[a]	247,645	4,592,577

		46,585,009
COMPUTERS & PERIPHERALS — 0.84%
3D Systems Corp.[a,b]	169,467	7,858,185
Diebold Inc.	99,661	3,520,027
NCR Corp.[a]	24,627	822,788
NetApp Inc.	183,854	7,898,368
SanDisk Corp.	165,450	16,205,827
Stratasys Ltd.[a,b]	43,275	5,226,754

		41,531,949
CONSTRUCTION & ENGINEERING — 0.54%
Chicago Bridge & Iron Co. NV	151,723	8,777,176
Fluor Corp.	149,546	9,988,177
Foster Wheeler AG	153,812	4,863,535
Quanta Services Inc.[a]	79,296	2,877,652

		26,506,540
CONSTRUCTION MATERIALS — 0.41%
Eagle Materials Inc.	77,170	7,858,221

Security	Shares	Value

Martin Marietta Materials Inc.	95,126	$12,265,547

		20,123,768
CONSUMER FINANCE — 0.29%
Ally Financial Inc.[a]	372,023	8,608,612
Santander Consumer USA Holdings Inc.	9,104	162,142
SLM Corp.	220,659	1,888,841
Synchrony Financial[a]	142,679	3,502,770

		14,162,365
CONTAINERS & PACKAGING — 1.12%
AptarGroup Inc.	22,714	1,378,740
Avery Dennison Corp.	50,632	2,260,719
Ball Corp.	214,659	13,581,475
Crown Holdings Inc.[a]	213,134	9,488,726
Owens-Illinois Inc.[a]	153,025	3,986,301
Packaging Corp. of America	151,377	9,660,880
Sealed Air Corp.	332,463	11,596,309
Silgan Holdings Inc.	67,325	3,164,275

		55,117,425
DISTRIBUTORS — 0.64%
Genuine Parts Co.	221,384	19,417,591
LKQ Corp.[a]	464,783	12,358,580

		31,776,171
DIVERSIFIED CONSUMER SERVICES — 0.40%
H&R Block Inc.	422,222	13,093,104
Service Corp. International	256,260	5,417,337
ServiceMaster Global Holdings Inc.[a]	42,482	1,028,064

		19,538,505
DIVERSIFIED FINANCIAL SERVICES — 1.84%
CBOE Holdings Inc.	132,604	7,097,629
Intercontinental Exchange Inc.	75,182	14,664,249
Leucadia National Corp.	92,698	2,209,920
McGraw Hill Financial Inc.	419,154	35,397,555
Moody’s Corp.	291,129	27,511,691
MSCI Inc. Class Aa,b	79,823	3,753,278

		90,634,322
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.61%
Level 3 Communications Inc.[a,b]	259,585	11,870,822
tw telecom Inc.[a]	212,074	8,824,399
Windstream Holdings Inc.	867,430	9,350,896

		30,046,117
ELECTRIC UTILITIES — 0.16%
ITC Holdings Corp.	228,748	8,150,291

		8,150,291
ELECTRICAL EQUIPMENT — 1.13%
Acuity Brands Inc.	66,628	7,842,782
AMETEK Inc.	377,718	18,965,220

91

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

September 30, 2014

Security	Shares	Value

Hubbell Inc. Class B	14,570	$1,756,122
Rockwell Automation Inc.	213,185	23,424,768
Solarcity Corp.[a,b]	65,513	3,904,575

		55,893,467
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.24%
Amphenol Corp. Class A	241,968	24,162,924
Avnet Inc.	43,119	1,789,439
CDW Corp.	134,044	4,162,066
FLIR Systems Inc.	152,915	4,792,356
IPG Photonics Corp.[a]	51,380	3,533,916
National Instruments Corp.	153,400	4,744,662
Trimble Navigation Ltd.[a,b]	401,681	12,251,271
Zebra Technologies Corp. Class Aa	77,870	5,526,434

		60,963,068
ENERGY EQUIPMENT & SERVICES — 1.67%
Atwood Oceanics Inc.[a]	21,571	942,437
Cameron International Corp.[a]	200,902	13,335,875
Dresser-Rand Group Inc.[a]	117,649	9,677,807
Dril-Quip Inc.[a]	62,987	5,631,038
FMC Technologies Inc.[a]	362,141	19,667,878
Frank’s International NV	6,755	126,319
Helmerich & Payne Inc.	100,598	9,845,526
Nabors Industries Ltd.	45,311	1,031,278
Oceaneering International Inc.	166,291	10,837,184
Patterson-UTI Energy Inc.	113,931	3,706,175
RPC Inc.	94,363	2,072,211
Seadrill Ltd.	161,777	4,329,153
Seventy Seven Energy Inc.[a]	13,207	313,534
Superior Energy Services Inc.	16,502	542,421
Unit Corp.[a]	4,952	290,435

		82,349,271
FOOD & STAPLES RETAILING — 1.21%
Kroger Co. (The)	784,654	40,802,008
Rite Aid Corp.[a]	1,006,316	4,870,569
Sprouts Farmers Market Inc.[a,b]	150,751	4,382,332
Whole Foods Market Inc.	245,853	9,369,458

		59,424,367
FOOD PRODUCTS — 2.77%
Campbell Soup Co.	178,154	7,612,520
Flowers Foods Inc.	265,099	4,867,218
Hain Celestial Group Inc.[a,b]	70,568	7,222,635
Hershey Co. (The)	230,222	21,970,085
Hormel Foods Corp.	206,008	10,586,751
Ingredion Inc.	17,185	1,302,451
Keurig Green Mountain Inc.	217,775	28,339,061
McCormick & Co. Inc. NVS	200,938	13,442,752
Mead Johnson Nutrition Co. Class A	311,207	29,944,338
Pilgrim’s Pride Corp.[a,b]	13,081	399,755
Tyson Foods Inc. Class A	27,202	1,070,943
WhiteWave Foods Co. (The) Class Aa	267,410	9,715,005

		136,473,514

Security	Shares	Value

HEALTH CARE EQUIPMENT & SUPPLIES — 2.77%
Align Technology Inc.[a]	125,892	$6,506,099
Boston Scientific Corp.[a]	192,703	2,275,822
C.R. Bard Inc.	117,421	16,757,151
Cooper Companies Inc. (The)	54,524	8,492,113
DENTSPLY International Inc.	67,601	3,082,606
Edwards Lifesciences Corp.[a]	162,438	16,593,042
Hill-Rom Holdings Inc.	6,034	249,989
Hologic Inc.[a,b]	120,180	2,923,979
IDEXX Laboratories Inc.[a]	78,992	9,307,627
Intuitive Surgical Inc.[a]	51,264	23,674,741
ResMed Inc.[b]	216,068	10,645,670
Sirona Dental Systems Inc.[a,b]	54,784	4,200,837
St. Jude Medical Inc.	281,846	16,947,400
Varian Medical Systems Inc.[a,b]	160,058	12,823,847
Zimmer Holdings Inc.	19,306	1,941,218

		136,422,141
HEALTH CARE PROVIDERS & SERVICES — 2.38%
AmerisourceBergen Corp.	347,760	26,881,848
Brookdale Senior Living Inc.[a]	264,372	8,518,066
Cardinal Health Inc.	42,295	3,168,741
Catamaran Corp.[a]	318,505	13,424,986
Centene Corp.[a]	88,803	7,344,896
Cigna Corp.	32,136	2,914,414
DaVita HealthCare Partners Inc.[a]	95,102	6,955,760
Envision Healthcare Holdings Inc.[a]	125,156	4,340,410
HCA Holdings Inc.[a]	47,674	3,361,970
Henry Schein Inc.[a]	131,441	15,308,933
Laboratory Corp. of America Holdings[a]	51,785	5,269,124
MEDNAX Inc.[a,b]	101,232	5,549,538
Patterson Companies Inc.	11,681	483,944
Premier Inc.[a]	49,793	1,636,198
Tenet Healthcare Corp.[a,b]	150,176	8,918,953
Universal Health Services Inc. Class B	30,312	3,167,604

		117,245,385
HEALTH CARE TECHNOLOGY — 0.83%
Allscripts Healthcare Solutions Inc.[a]	102,703	1,377,761
athenahealth Inc.[a,b]	58,345	7,683,453
Cerner Corp.[a]	458,804	27,330,954
IMS Health Holdings Inc.[a,b]	114,686	3,003,626
Veeva Systems Inc.[a,b]	58,180	1,638,931

		41,034,725
HOTELS, RESTAURANTS & LEISURE — 3.18%
Aramark	60,091	1,580,393
Bally Technologies Inc.[a]	60,593	4,889,855
Brinker International Inc.	100,202	5,089,260
Burger King Worldwide Inc.[b]	163,048	4,836,004
Chipotle Mexican Grill Inc.[a,b]	47,864	31,905,664
Choice Hotels International Inc.	3,824	198,848
Domino’s Pizza Inc.	85,797	6,602,937
Dunkin’ Brands Group Inc.	163,985	7,349,808
Hilton Worldwide Holdings Inc.[a]	208,696	5,140,182
Hyatt Hotels Corp. Class Aa	3,606	218,235
Marriott International Inc. Class A	298,156	20,841,104
MGM Resorts International[a]	48,775	1,111,094

92

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

September 30, 2014

Security	Shares	Value

Norwegian Cruise Line Holdings Ltd.[a,b]	129,619	$4,668,876
Panera Bread Co. Class Aa,b	37,780	6,147,562
SeaWorld Entertainment Inc.	105,303	2,024,977
Six Flags Entertainment Corp.	112,421	3,866,158
Starwood Hotels & Resorts Worldwide Inc.	132,733	11,044,713
Wyndham Worldwide Corp.	196,022	15,928,748
Wynn Resorts Ltd.	124,786	23,344,965

		156,789,383
HOUSEHOLD DURABLES — 1.00%
D.R. Horton Inc.	45,595	935,609
GoPro Inc.[a]	20,435	1,914,760
Harman International Industries Inc.	104,852	10,279,690
Jarden Corp.[a]	60,936	3,662,863
Leggett & Platt Inc.	105,750	3,692,790
Lennar Corp. Class A	16,781	651,606
Newell Rubbermaid Inc.	252,291	8,681,333
NVR Inc.[a,b]	6,464	7,304,449
Tempur Sealy International Inc.[a]	93,773	5,267,230
Tupperware Brands Corp.	77,815	5,372,348
Whirlpool Corp.	10,994	1,601,276

		49,363,954
HOUSEHOLD PRODUCTS — 0.68%
Church & Dwight Co. Inc.	209,270	14,682,383
Clorox Co. (The)[b]	164,139	15,763,909
Spectrum Brands Holdings Inc.	32,571	2,948,653

		33,394,945
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.04%
Calpine Corp.[a,b]	92,208	2,000,914

		2,000,914
INDUSTRIAL CONGLOMERATES — 0.21%
Roper Industries Inc.	69,534	10,172,129

		10,172,129
INSURANCE — 0.97%
American Financial Group Inc.	18,433	1,067,086
Aon PLC	350,860	30,759,896
Arthur J. Gallagher & Co.	228,575	10,368,162
Brown & Brown Inc.	10,713	344,423
Erie Indemnity Co. Class A	37,739	2,860,994
Reinsurance Group of America Inc.	29,442	2,359,188

		47,759,749
INTERNET & CATALOG RETAIL — 2.04%
Expedia Inc.[b]	155,778	13,649,268
Groupon Inc.[a,b]	742,175	4,957,729
HomeAway Inc.[a,b]	133,456	4,737,688
Liberty Interactive Corp. Series Aa	377,855	10,776,425
Liberty TripAdvisor Holdings Inc. Class Aa	113,620	3,851,718
Liberty Ventures Series Aa	113,620	4,313,015
Netflix Inc.[a]	92,313	41,649,779
TripAdvisor Inc.[a,b]	171,499	15,678,439

Security	Shares	Value

zulily Inc.[a,b]	20,414	$773,487

		100,387,548
INTERNET SOFTWARE & SERVICES — 3.06%
Akamai Technologies Inc.[a]	274,084	16,390,223
CoStar Group Inc.[a,b]	49,713	7,732,360
Equinix Inc.[a]	81,875	17,396,800
IAC/InterActiveCorp	47,328	3,118,915
LinkedIn Corp. Class Aa,b	160,634	33,378,139
Pandora Media Inc.[a,b]	316,761	7,652,946
Rackspace Hosting Inc.[a]	180,898	5,888,230
Twitter Inc.[a,b]	737,804	38,055,930
VeriSign Inc.[a,b]	185,406	10,219,579
Yelp Inc.[a,b]	78,380	5,349,435
Zillow Inc. Class Aa,b	47,933	5,559,749

		150,742,306
IT SERVICES — 3.38%
Alliance Data Systems Corp.[a]	83,471	20,723,345
Booz Allen Hamilton Holding Corp.	106,641	2,495,399
Broadridge Financial Solutions Inc.	186,075	7,746,302
Computer Sciences Corp.	13,631	833,536
DST Systems Inc.	37,949	3,184,680
Fidelity National Information Services Inc.	54,764	3,083,213
Fiserv Inc.[a]	383,770	24,804,974
FleetCor Technologies Inc.[a]	127,699	18,148,582
Gartner Inc.[a,b]	138,773	10,195,652
Genpact Ltd.[a]	26,904	439,073
Global Payments Inc.	105,111	7,345,157
Jack Henry & Associates Inc.	130,383	7,257,118
Paychex Inc.	446,570	19,738,394
Sabre Corp.[b]	69,509	1,245,254
Teradata Corp.[a,b]	191,862	8,042,855
Total System Services Inc.	199,855	6,187,511
Vantiv Inc. Class Aa	192,106	5,936,075
VeriFone Systems Inc.[a]	171,909	5,910,232
Western Union Co.	829,805	13,310,072

		166,627,424
LEISURE EQUIPMENT & PRODUCTS — 0.59%
Hasbro Inc.	149,976	8,247,930
Mattel Inc.	189,382	5,804,558
Polaris Industries Inc.	101,453	15,196,645

		29,249,133
LIFE SCIENCES TOOLS & SERVICES — 1.66%
Agilent Technologies Inc.	74,066	4,220,281
Bruker Corp.[a,b]	169,932	3,146,291
Charles River Laboratories International Inc.[a]	35,151	2,099,921
Covance Inc.[a]	80,135	6,306,624
Illumina Inc.[a]	214,659	35,186,903
Mettler-Toledo International Inc.[a,b]	44,989	11,523,033
PerkinElmer Inc.	32,905	1,434,658
Quintiles Transnational Holdings Inc.[a,b]	40,887	2,280,677
TECHNE Corp.	27,589	2,580,951
Waters Corp.[a,b]	130,550	12,940,116

		81,719,455

93

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

September 30, 2014

Security	Shares	Value

MACHINERY — 4.06%
Allison Transmission Holdings Inc.	208,233	$5,932,558
Colfax Corp.[a,b]	146,992	8,374,134
Crane Co.	27,160	1,716,784
Donaldson Co. Inc.	200,710	8,154,847
Dover Corp.	189,189	15,197,552
Flowserve Corp.	211,458	14,912,018
Graco Inc.	93,479	6,822,097
IDEX Corp.	114,732	8,303,155
Ingersoll-Rand PLC	35,563	2,004,331
ITT Corp.	31,553	1,417,992
Lincoln Electric Holdings Inc.	42,339	2,927,107
Manitowoc Co. Inc. (The)	208,441	4,887,941
Middleby Corp. (The)[a]	88,308	7,782,584
Navistar International Corp.[a,b]	13,669	449,847
Nordson Corp.	99,227	7,548,198
PACCAR Inc.	500,303	28,454,733
Pall Corp.	169,028	14,147,644
Parker-Hannifin Corp.	122,231	13,952,669
Pentair PLC	20,495	1,342,218
Snap-on Inc.	12,523	1,516,285
Stanley Black & Decker Inc.	26,818	2,381,170
Timken Co. (The)	8,177	346,623
Toro Co. (The)	86,996	5,152,773
Trinity Industries Inc.	182,446	8,523,877
Valmont Industries Inc.[b]	2,639	356,080
WABCO Holdings Inc.[a]	87,242	7,934,660
Wabtec Corp.	148,505	12,034,845
Xylem Inc.	205,442	7,291,137

		199,865,859
MARINE — 0.21%
Kirby Corp.[a]	87,649	10,329,435

		10,329,435
MEDIA — 3.32%
AMC Networks Inc. Class Aa,b	92,058	5,378,028
Cablevision NY Group Class A	301,630	5,281,541
CBS Outdoor Americas Inc.	13,244	396,525
Charter Communications Inc. Class Aa	122,181	18,494,538
Cinemark Holdings Inc.	177,961	6,057,792
Clear Channel Outdoor Holdings Inc. Class A	29,865	201,290
Discovery Communications Inc. Series Aa,b	353,407	13,358,785
Discovery Communications Inc. Series C NVS[a]	353,407	13,175,013
DISH Network Corp. Class Aa	240,706	15,544,794
Interpublic Group of Companies Inc. (The)	652,307	11,950,264
Lamar Advertising Co. Class A	122,518	6,034,012
Lions Gate Entertainment Corp.	123,631	4,076,114
Live Nation Entertainment Inc.[a]	112,606	2,704,796
Morningstar Inc.	29,558	2,006,988
Omnicom Group Inc.	397,961	27,403,594
Regal Entertainment Group Class A	32,146	639,063
Scripps Networks Interactive Inc. Class A	162,681	12,703,759
Sirius XM Holdings Inc.[a,b]	3,989,169	13,922,200
Starz Series Aa,b	126,669	4,190,211

		163,519,307

Security	Shares	Value

METALS & MINING — 0.10%
Carpenter Technology Corp.	5,086	$229,633
Compass Minerals International Inc.	51,718	4,358,793
Tahoe Resources Inc.[a]	20,431	414,749
TimkenSteel Corp.	4,101	190,656

		5,193,831
MULTILINE RETAIL — 1.96%
Big Lots Inc.	26,592	1,144,786
Dillard’s Inc. Class A	26,796	2,920,228
Dollar General Corp.[a]	363,230	22,196,985
Dollar Tree Inc.[a]	318,454	17,855,716
Family Dollar Stores Inc.	138,776	10,719,058
Kohl’s Corp.	17,691	1,079,682
Macy’s Inc.	430,094	25,022,869
Nordstrom Inc.	213,471	14,595,012
Sears Holdings Corp.[a,b]	32,012	807,663

		96,341,999
OIL, GAS & CONSUMABLE FUELS — 5.04%
Antero Resources Corp.[a,b]	81,792	4,489,563
Athlon Energy Inc.[a,b]	79,060	4,603,664
Cabot Oil & Gas Corp.	642,553	21,005,058
Cheniere Energy Inc.[a]	366,334	29,317,710
Chesapeake Energy Corp.	186,082	4,278,025
Cimarex Energy Co.	16,157	2,044,345
Cobalt International Energy Inc.[a]	491,572	6,685,379
Concho Resources Inc.[a]	173,542	21,760,431
Continental Resources Inc.[a]	132,322	8,796,767
CVR Energy Inc.[b]	9,855	440,814
EQT Corp.	211,702	19,379,201
Gulfport Energy Corp.[a]	106,593	5,692,066
HollyFrontier Corp.	55,700	2,432,976
Kosmos Energy Ltd.[a]	162,373	1,617,235
Laredo Petroleum Inc.[a,b]	105,470	2,363,583
Memorial Resource Development Corp.[a]	42,015	1,139,027
Noble Energy Inc.	396,061	27,074,730
Oasis Petroleum Inc.[a]	156,001	6,522,402
ONEOK Inc.	169,631	11,119,312
PBF Energy Inc.	33,455	802,920
QEP Resources Inc.	35,214	1,083,887
Range Resources Corp.	252,341	17,111,243
Rice Energy Inc.[a,b]	73,077	1,943,848
SM Energy Co.	103,093	8,041,254
Southwestern Energy Co.[a,b]	543,664	19,001,057
Targa Resources Corp.	58,194	7,924,277
Teekay Corp.	32,060	2,127,502
Tesoro Corp.	85,784	5,231,108
Ultra Petroleum Corp.[a,b]	70,189	1,632,596
Whiting Petroleum Corp.[a]	18,804	1,458,250
World Fuel Services Corp.	24,490	977,641

		248,097,871
PAPER & FOREST PRODUCTS — 0.10%
International Paper Co.	103,574	4,944,623
Veritiv Corp.[a,b]	1,985	99,369

		5,043,992

94

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

September 30, 2014

Security	Shares	Value

PERSONAL PRODUCTS — 0.28%
Avon Products Inc.	273,530	$3,446,478
Coty Inc. Class A	79,571	1,316,900
Herbalife Ltd.[b]	117,307	5,132,181
Nu Skin Enterprises Inc. Class A	90,926	4,094,398

		13,989,957
PHARMACEUTICALS — 2.42%
Endo International PLC[a]	234,455	16,022,655
Jazz Pharmaceuticals PLC[a]	91,449	14,683,051
Mallinckrodt PLC[a]	126,086	11,366,653
Mylan Inc.[a]	575,489	26,178,995
Perrigo Co. PLC	46,470	6,979,329
Salix Pharmaceuticals Ltd.[a,b]	97,636	15,254,649
Zoetis Inc.	771,496	28,506,777

		118,992,109
PROFESSIONAL SERVICES — 1.29%
Dun & Bradstreet Corp. (The)	20,436	2,400,617
Equifax Inc.	100,668	7,523,926
IHS Inc. Class Aa	104,783	13,117,784
Nielsen NV	324,148	14,369,481
Robert Half International Inc.	211,684	10,372,516
Verisk Analytics Inc. Class Aa,b	256,207	15,600,444

		63,384,768
REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.64%
Apartment Investment and Management Co. Class A	127,610	4,060,550
Boston Properties Inc.[b]	28,359	3,282,838
Columbia Property Trust Inc.	28,956	691,180
Crown Castle International Corp.	514,005	41,392,823
Equity Lifestyle Properties, Inc.	93,100	3,943,716
Extra Space Storage Inc.	178,511	9,205,812
Federal Realty Investment Trust[b]	68,672	8,134,885
Gaming and Leisure Properties Inc.	21,784	673,126
Health Care REIT Inc.	266,662	16,631,709
Healthcare Trust of America Inc. Class Ab	44,194	512,650
NorthStar Realty Finance Corp.	71,348	1,260,719
Omega Healthcare Investors Inc.[b]	63,922	2,185,493
Plum Creek Timber Co. Inc.[b]	131,651	5,135,705
Rayonier Inc.	23,070	718,400
Tanger Factory Outlet Centers Inc.	87,744	2,870,984
Taubman Centers Inc.[b]	91,057	6,647,161
Ventas Inc.[b]	214,373	13,280,407
Vornado Realty Trust[b]	65,018	6,499,199
Weyerhaeuser Co.	85,017	2,708,642

		129,835,999
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.47%
CBRE Group Inc. Class Aa	431,361	12,828,676
Howard Hughes Corp. (The)[a]	29,100	4,365,000
Jones Lang LaSalle Inc.	18,230	2,303,178
Realogy Holdings Corp.[a,b]	97,653	3,632,692

		23,129,546

Security	Shares	Value

ROAD & RAIL — 1.42%
AMERCO	6,348	$1,662,478
Avis Budget Group Inc.[a,b]	162,081	8,896,626
Genesee & Wyoming Inc. Class Aa	37,042	3,530,473
Hertz Global Holdings Inc.[a]	689,355	17,502,723
J.B. Hunt Transport Services Inc.	141,672	10,490,812
Kansas City Southern Industries Inc.	131,145	15,894,774
Landstar System Inc.	69,349	5,006,304
Old Dominion Freight Line Inc.[a]	97,008	6,852,645

		69,836,835
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.13%
Advanced Micro Devices Inc.[a,b]	952,980	3,249,662
Altera Corp.	180,684	6,464,873
Analog Devices Inc.	220,563	10,915,663
Applied Materials Inc.	1,252,241	27,060,928
Atmel Corp.[a]	649,262	5,246,037
Avago Technologies Ltd.	384,705	33,469,335
Cree Inc.[a,b]	103,094	4,221,699
Freescale Semiconductor Ltd.[a,b]	149,778	2,925,164
KLA-Tencor Corp.	232,874	18,345,814
Lam Research Corp.	66,545	4,970,911
Linear Technology Corp.	364,243	16,168,747
Maxim Integrated Products Inc.	399,608	12,084,146
Microchip Technology Inc.	308,399	14,565,685
NVIDIA Corp.	140,407	2,590,509
ON Semiconductor Corp.[a]	349,197	3,121,821
Skyworks Solutions Inc.	291,932	16,946,653
SunEdison Inc.[a,b]	131,297	2,478,887
SunPower Corp.[a,b]	6,560	222,253
Teradyne Inc.	34,707	672,969
Xilinx Inc.	413,123	17,495,759

		203,217,515
SOFTWARE — 4.45%
Activision Blizzard Inc.	503,427	10,466,247
ANSYS Inc.[a]	33,090	2,503,920
Autodesk Inc.[a]	276,360	15,227,436
Cadence Design Systems Inc.[a,b]	446,439	7,683,215
Citrix Systems Inc.[a]	228,343	16,289,990
Concur Technologies Inc.[a,b]	73,330	9,299,711
Electronic Arts Inc.[a]	370,982	13,210,669
FactSet Research Systems Inc.	65,096	7,911,117
FireEye Inc.[a,b]	107,250	3,277,560
Fortinet Inc.[a]	211,415	5,341,400
Informatica Corp.[a]	152,425	5,219,032
Intuit Inc.	437,151	38,316,285
NetSuite Inc.[a,b]	64,079	5,737,634
PTC Inc.[a]	182,920	6,749,748
Red Hat Inc.[a]	291,547	16,370,364
ServiceNow Inc.[a,b]	221,816	13,038,344
SolarWinds Inc.[a]	100,982	4,246,293
Solera Holdings Inc.	106,091	5,979,289
Splunk Inc.[a,b]	181,820	10,065,555
Tableau Software Inc. Class Aa,b	58,790	4,271,094
TIBCO Software Inc.[a]	251,024	5,931,697
Workday Inc. Class Aa,b	144,203	11,896,747

		219,033,347

95

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

September 30, 2014

Security	Shares	Value

SPECIALTY RETAIL — 4.97%
Aaron’s Inc.	18,088	$439,900
Abercrombie & Fitch Co. Class A	16,220	589,435
Advance Auto Parts Inc.	112,333	14,636,990
AutoNation Inc.[a]	112,190	5,644,279
AutoZone Inc.[a,b]	50,219	25,594,616
Bed Bath & Beyond Inc.[a,b]	132,684	8,734,588
Best Buy Co. Inc.	132,495	4,450,507
Cabela’s Inc.[a,b]	8,876	522,796
CarMax Inc.[a,b]	233,855	10,862,565
Chico’s FAS Inc.	102,971	1,520,882
CST Brands Inc.	99,619	3,581,303
Dick’s Sporting Goods Inc.	25,544	1,120,871
Foot Locker Inc.	32,478	1,807,401
GameStop Corp. Class A	9,290	382,748
Gap Inc. (The)	407,428	16,985,673
GNC Holdings Inc. Class A	140,446	5,440,878
L Brands Inc.	133,431	8,937,208
Michaels Companies Inc. (The)[a]	27,219	475,788
Murphy USA Inc.[a,b]	33,403	1,772,363
O’Reilly Automotive Inc.[a,b]	163,345	24,560,554
Penske Automotive Group Inc.	29,097	1,181,047
PetSmart Inc.	152,753	10,706,458
Ross Stores Inc.	327,083	24,720,933
Sally Beauty Holdings Inc.[a,b]	185,077	5,065,557
Signet Jewelers Ltd.	84,853	9,665,605
Tiffany & Co.	173,681	16,727,217
Tractor Supply Co.	213,243	13,116,577
Ulta Salon, Cosmetics & Fragrance Inc.[a]	98,954	11,693,394
Urban Outfitters Inc.[a,b]	119,210	4,375,007
Williams-Sonoma Inc.	144,924	9,647,591

		244,960,731
TEXTILES, APPAREL & LUXURY GOODS — 3.16%
Carter’s Inc.	82,808	6,419,276
Coach Inc.	422,162	15,033,189
Deckers Outdoor Corp.[a,b]	53,419	5,191,258
Fossil Group Inc.[a]	71,630	6,726,057
Hanesbrands Inc.	153,327	16,473,453
Kate Spade & Co.[a,b]	195,140	5,118,522
Michael Kors Holdings Ltd.[a]	314,576	22,457,581
PVH Corp.	110,975	13,444,621
Ralph Lauren Corp.	68,372	11,262,920
Under Armour Inc. Class Aa,b	266,373	18,406,374
VF Corp.	531,240	35,077,777

		155,611,028
THRIFTS & MORTGAGE FINANCE — 0.11%
Nationstar Mortgage Holdings Inc.[a,b]	29,727	1,017,853
Ocwen Financial Corp.[a,b]	164,067	4,295,274

		5,313,127
TOBACCO — 0.68%
Lorillard Inc.	558,262	33,445,476

		33,445,476

Security	Shares	Value

TRADING COMPANIES & DISTRIBUTORS — 1.48%
Air Lease Corp.	10,168	$30,460
Fastenal Co.	456,977	20,518,267
HD Supply Holdings Inc.[a]	163,674	4,461,753
MRC Global Inc.[a]	70,858	1,652,408
MSC Industrial Direct Co. Inc. Class A	73,145	6,250,972
NOW Inc.[a,b]	14,157	430,514
United Rentals Inc.[a,b]	149,777	16,640,225
W.W. Grainger Inc.	89,761	22,588,356

		72,872,955
WIRELESS TELECOMMUNICATION SERVICES — 0.45%
SBA Communications Corp. Class Aa	198,339	21,995,795

		21,995,795

TOTAL COMMON STOCKS
(Cost: $3,763,555,081)		4,920,064,818

SHORT-TERM INVESTMENTS — 8.42%

MONEY MARKET FUNDS — 8.42%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	388,329,938	388,329,938
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	24,076,748	24,076,748
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	2,106,742	2,106,742

		414,513,428

TOTAL SHORT-TERM INVESTMENTS
(Cost: $414,513,428)		414,513,428

TOTAL INVESTMENTS IN SECURITIES — 108.32%
(Cost: $4,178,068,509)		5,334,578,246
Other Assets, Less Liabilities — (8.32)%		(409,933,933)

NET ASSETS — 100.00%		$4,924,644,313

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

96

Schedule of Investments  (Unaudited)

iSHARES® RUSSELL MID-CAP VALUE ETF

September 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.79%

AEROSPACE & DEFENSE — 1.09%
Alliant Techsystems Inc.	70,180	$8,957,775
Exelis Inc.	416,279	6,885,255
Huntington Ingalls Industries Inc.	16,706	1,740,932
L-3 Communications Holdings Inc.	189,869	22,579,221
Rockwell Collins Inc.	35,315	2,772,228
Spirit AeroSystems Holdings Inc. Class Aa	18,366	699,010
Textron Inc.	614,606	22,119,670
Triumph Group Inc.	87,741	5,707,552
Vectrus Inc.[a]	23,211	453,314

		71,914,957
AIRLINES — 0.13%
Alaska Air Group Inc.	26,104	1,136,568
Copa Holdings SA Class A	15,688	1,683,166
Southwest Airlines Co.	167,352	5,651,477

		8,471,211
AUTO COMPONENTS — 0.62%
Gentex Corp.	132,461	3,545,981
Lear Corp.	35,737	3,088,034
TRW Automotive Holdings Corp.[a]	243,891	24,693,964
Visteon Corp.[a,b]	96,984	9,431,694

		40,759,673
BEVERAGES — 0.37%
Constellation Brands Inc. Class Aa	23,948	2,087,308
Molson Coors Brewing Co. Class B NVS	299,270	22,277,659

		24,364,967
BIOTECHNOLOGY — 0.08%
Alkermes PLC[a]	45,645	1,956,801
Alnylam Pharmaceuticals Inc.[a]	22,177	1,732,024
Cubist Pharmaceuticals Inc.[a,b]	8,452	560,705
Myriad Genetics Inc.[a,b]	20,017	772,056

		5,021,586
BUILDING PRODUCTS — 0.32%
A.O. Smith Corp.	91,467	4,324,560
Fortune Brands Home & Security Inc.	213,032	8,757,746
Owens Corning	259,367	8,234,902

		21,317,208
CAPITAL MARKETS — 2.25%
Ameriprise Financial Inc.	271,794	33,533,944
E*TRADE Financial Corp.[a,b]	634,911	14,342,639
Federated Investors Inc. Class B	54,707	1,606,197
Invesco Ltd.[b]	807,044	31,862,097
Legg Mason Inc.	138,937	7,108,017

Security	Shares	Value

Northern Trust Corp.	520,766	$35,427,711
NorthStar Asset Management Group Inc.[a]	317,897	5,855,663
Raymond James Financial Inc.	274,772	14,722,284
SEI Investments Co.	18,482	668,309
TD Ameritrade Holding Corp.	74,221	2,476,755

		147,603,616
CHEMICALS — 2.49%
Albemarle Corp.[b]	103,805	6,114,114
Ashland Inc.	171,557	17,859,084
Cabot Corp.	132,719	6,738,144
Celanese Corp. Series A	313,764	18,361,469
CF Industries Holdings Inc.	114,672	32,018,716
Cytec Industries Inc.	138,894	6,568,297
Eastman Chemical Co.	29,704	2,402,756
Huntsman Corp.	132,742	3,449,965
Mosaic Co. (The)	736,913	32,726,306
Rayonier Advanced Materials Inc.[b]	81,858	2,693,947
Rockwood Holdings Inc.	149,684	11,443,342
RPM International Inc.	21,358	977,769
Sigma-Aldrich Corp.	141,289	19,216,717
W.R. Grace & Co.[a]	23,252	2,114,537
Westlake Chemical Corp.	13,340	1,155,111

		163,840,274
COMMERCIAL BANKS — 5.73%
Associated Banc-Corp.	350,776	6,110,518
Bank of Hawaii Corp.[b]	97,987	5,566,641
BankUnited Inc.	224,118	6,833,358
BOK Financial Corp.	60,046	3,991,858
CIT Group Inc.	425,881	19,573,491
City National Corp.	104,808	7,930,821
Comerica Inc.	399,979	19,942,953
Commerce Bancshares Inc.	179,141	7,997,750
Cullen/Frost Bankers Inc.	116,637	8,923,897
East West Bancorp Inc.	315,983	10,743,422
Fifth Third Bancorp	1,872,945	37,496,359
First Horizon National Corp.	520,540	6,392,231
First Niagara Financial Group Inc.	782,160	6,515,393
First Republic Bank	302,812	14,952,857
Fulton Financial Corp.	415,141	4,599,762
Huntington Bancshares Inc.	1,822,235	17,730,347
KeyCorp	1,945,038	25,927,357
M&T Bank Corp.[b]	289,556	35,699,359
PacWest Bancorp	223,196	9,202,371
Popular Inc.[a,b]	227,762	6,704,174
Regions Financial Corp.	3,036,786	30,489,331
Signature Bank[a]	8,091	906,677
SunTrust Banks Inc.	1,173,387	44,623,908
SVB Financial Group[a]	101,456	11,372,203
Synovus Financial Corp.	305,968	7,233,084
TCF Financial Corp.	366,445	5,690,891
Zions Bancorp	446,291	12,969,216

		376,120,229
COMMERCIAL SERVICES & SUPPLIES — 1.12%
ADT Corp. (The)[b]	384,046	13,618,271
Cintas Corp.	44,444	3,137,302
Clean Harbors Inc.[a,b]	35,170	1,896,366

97

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

September 30, 2014

Security	Shares	Value

Covanta Holding Corp.	141,128	$2,994,736
Iron Mountain Inc.	41,260	1,347,139
KAR Auction Services Inc.	184,228	5,274,448
Pitney Bowes Inc.	242,042	6,048,630
R.R. Donnelley & Sons Co.[b]	396,425	6,525,155
Republic Services Inc.	584,738	22,816,477
Tyco International Ltd.	109,761	4,892,048
Waste Connections Inc.	107,336	5,207,943

		73,758,515
COMMUNICATIONS EQUIPMENT — 1.15%
Arista Networks Inc.[a]	3,129	276,384
Brocade Communications Systems Inc.	958,703	10,421,102
EchoStar Corp. Class Aa	71,784	3,500,188
Harris Corp.	186,591	12,389,642
JDS Uniphase Corp.[a]	510,050	6,528,640
Juniper Networks Inc.	816,626	18,088,266
Motorola Solutions Inc.	383,150	24,245,732

		75,449,954
COMPUTERS & PERIPHERALS — 1.77%
Lexmark International Inc. Class A	136,094	5,783,995
NCR Corp.[a]	334,500	11,175,645
NetApp Inc.	466,039	20,021,035
SanDisk Corp.	261,511	25,615,002
Stratasys Ltd.[a,b]	47,018	5,678,834
Western Digital Corp.	490,214	47,707,627

		115,982,138
CONSTRUCTION & ENGINEERING — 0.89%
AECOM Technology Corp.[a,b]	218,493	7,374,139
Fluor Corp.	136,379	9,108,753
Jacobs Engineering Group Inc.[a,b]	291,039	14,208,524
KBR Inc.	323,869	6,098,453
Quanta Services Inc.[a,b]	356,605	12,941,196
URS Corp.	151,901	8,751,017

		58,482,082
CONSTRUCTION MATERIALS — 0.26%
Vulcan Materials Co.	287,936	17,342,385

		17,342,385
CONSUMER FINANCE — 0.43%
Ally Financial Inc.[a]	62,139	1,437,896
Navient Corp.	930,508	16,479,297
Santander Consumer USA Holdings Inc.	179,571	3,198,160
SLM Corp.	613,436	5,251,012
Synchrony Financial[a]	78,208	1,920,006

		28,286,371
CONTAINERS & PACKAGING — 1.02%
AptarGroup Inc.	111,528	6,769,749
Avery Dennison Corp.	136,763	6,106,468
Bemis Co. Inc.	222,309	8,452,188
Greif Inc. Class A	69,821	3,058,858
MeadWestvaco Corp.	369,421	15,124,096

Security	Shares	Value

Owens-Illinois Inc.[a]	145,482	$3,789,806
Rock-Tenn Co. Class A	316,265	15,047,889
Sonoco Products Co.	224,820	8,833,178

		67,182,232
DISTRIBUTORS — 0.03%
Genuine Parts Co.	21,540	1,889,273

		1,889,273
DIVERSIFIED CONSUMER SERVICES — 0.30%
Apollo Education Group Inc.[a,b]	213,109	5,359,691
DeVry Education Group Inc.	139,668	5,979,187
Graham Holdings Co. Class B	7,677	5,370,753
Service Corp. International	104,706	2,213,485
ServiceMaster Global Holdings Inc.[a]	29,937	724,475

		19,647,591
DIVERSIFIED FINANCIAL SERVICES — 1.22%
FNFV Group[a]	203,449	2,799,458
Interactive Brokers Group Inc. Class A	118,663	2,960,642
Intercontinental Exchange Inc.	146,068	28,490,563
Leucadia National Corp.	678,234	16,169,099
MSCI Inc. Class Aa	143,052	6,726,305
NASDAQ OMX Group Inc. (The)	257,421	10,919,799
Voya Financial Inc.	316,949	12,392,706

		80,458,572
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.25%
Frontier Communications Corp.	2,205,315	14,356,601
Level 3 Communications Inc.[a]	25,465	1,164,514
Windstream Holdings Inc.[b]	84,686	912,915

		16,434,030
ELECTRIC UTILITIES — 4.31%
Edison International	717,480	40,121,482
Entergy Corp.	395,029	30,547,593
FirstEnergy Corp.	924,703	31,042,280
Great Plains Energy Inc.	339,270	8,200,156
Hawaiian Electric Industries Inc.[b]	223,195	5,925,827
ITC Holdings Corp.	19,141	681,994
Northeast Utilities	695,847	30,826,022
OGE Energy Corp.	438,293	16,265,053
Pepco Holdings Inc.	552,390	14,781,956
Pinnacle West Capital Corp.	243,223	13,289,705
PPL Corp.	1,463,045	48,046,398
Westar Energy Inc.	284,002	9,690,148
Xcel Energy Inc.	1,105,413	33,604,555

		283,023,169
ELECTRICAL EQUIPMENT — 0.40%
Babcock & Wilcox Co. (The)	243,117	6,731,910
Hubbell Inc. Class B	109,433	13,189,960
Regal Beloit Corp.	99,325	6,381,631

		26,303,501

98

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

September 30, 2014

Security	Shares	Value

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.96%
Arrow Electronics Inc.[a]	219,580	$12,153,753
Avnet Inc.	243,051	10,086,617
AVX Corp.	102,857	1,365,941
Dolby Laboratories Inc. Class Aa	105,244	4,398,147
FLIR Systems Inc.	93,841	2,940,977
Ingram Micro Inc. Class Aa	341,866	8,823,561
Jabil Circuit Inc.	447,753	9,031,178
Knowles Corp.[a,b]	187,342	4,964,563
Tech Data Corp.[a,b]	83,906	4,938,707
Vishay Intertechnology Inc.[b]	298,883	4,271,038

		62,974,482
ENERGY EQUIPMENT & SERVICES — 1.48%
Atwood Oceanics Inc.[a]	110,470	4,826,434
Cameron International Corp.[a]	162,420	10,781,440
Diamond Offshore Drilling Inc.[b]	147,361	5,050,062
Frank’s International NV	65,100	1,217,370
Helmerich & Payne Inc.	68,703	6,723,963
Nabors Industries Ltd.[b]	590,618	13,442,466
Oil States International Inc.[a]	103,288	6,393,527
Patterson-UTI Energy Inc.	155,308	5,052,169
Rowan Companies PLC Class A	273,756	6,928,764
Seadrill Ltd.[b]	547,279	14,645,186
Seventy Seven Energy Inc.[a,b]	63,845	1,515,680
Superior Energy Services Inc.	321,590	10,570,663
Tidewater Inc.	109,224	4,263,013
Unit Corp.[a]	102,075	5,986,699

		97,397,436
FOOD & STAPLES RETAILING — 0.58%
Rite Aid Corp.[a]	710,199	3,437,363
Safeway Inc.	506,970	17,389,071
Whole Foods Market Inc.	457,163	17,422,482

		38,248,916
FOOD PRODUCTS — 1.96%
Bunge Ltd.	324,172	27,305,007
Campbell Soup Co.	127,973	5,468,286
ConAgra Foods Inc.	927,445	30,642,783
Hain Celestial Group Inc.[a,b]	9,196	941,211
Ingredion Inc.	139,555	10,576,873
J.M. Smucker Co. (The)	228,301	22,599,516
Pilgrim’s Pride Corp.[a,b]	120,943	3,696,018
Pinnacle Foods Inc.	119,809	3,911,764
Tyson Foods Inc. Class A	598,113	23,547,709

		128,689,167
GAS UTILITIES — 0.89%
AGL Resources Inc.	262,841	13,494,257
Atmos Energy Corp.	220,788	10,531,587
National Fuel Gas Co.	185,136	12,957,669
Questar Corp.	386,025	8,604,497
UGI Corp.	380,429	12,968,825

		58,556,835

Security	Shares	Value

HEALTH CARE EQUIPMENT & SUPPLIES — 2.29%
Alere Inc.[a]	181,797	$7,050,088
Boston Scientific Corp.[a]	2,636,023	31,131,431
CareFusion Corp.[a,b]	456,431	20,653,503
Cooper Companies Inc. (The)	27,382	4,264,746
DENTSPLY International Inc.	215,233	9,814,625
Hill-Rom Holdings Inc.	117,781	4,879,667
Hologic Inc.[a]	357,757	8,704,228
Intuitive Surgical Inc.[a,b]	5,857	2,704,880
Sirona Dental Systems Inc.[a,b]	48,719	3,735,773
St. Jude Medical Inc.	223,009	13,409,531
Teleflex Inc.	91,132	9,572,505
Zimmer Holdings Inc.	341,844	34,372,414

		150,293,391
HEALTH CARE PROVIDERS & SERVICES — 4.84%
Cardinal Health Inc.	688,479	51,580,847
Cigna Corp.	545,458	49,467,586
Community Health Systems Inc.[a]	253,621	13,895,895
DaVita HealthCare Partners Inc.[a]	255,515	18,688,367
HCA Holdings Inc.[a]	650,568	45,878,055
Health Net Inc.[a]	176,628	8,144,317
Humana Inc.	340,855	44,409,998
Laboratory Corp. of America Holdings[a,b]	112,879	11,485,438
LifePoint Hospitals Inc.[a]	97,883	6,772,525
MEDNAX Inc.[a,b]	76,358	4,185,946
Omnicare Inc.	218,256	13,588,618
Patterson Companies Inc.	172,537	7,148,208
Quest Diagnostics Inc.	318,091	19,301,762
Universal Health Services Inc. Class B	152,375	15,923,187
VCA Inc.[a,b]	194,412	7,646,224

		318,116,973
HEALTH CARE TECHNOLOGY — 0.05%
Allscripts Healthcare Solutions Inc.[a]	248,559	3,334,419

		3,334,419
HOTELS, RESTAURANTS & LEISURE — 1.59%
Aramark	7,002	184,153
Choice Hotels International Inc.	71,350	3,710,200
Darden Restaurants Inc.	291,130	14,981,550
Hyatt Hotels Corp. Class Aa	86,153	5,213,979
International Game Technology	544,494	9,185,614
Marriott International Inc. Class A	61,657	4,309,824
MGM Resorts International[a]	751,092	17,109,876
Norwegian Cruise Line Holdings Ltd.[a]	14,096	507,738
Royal Caribbean Cruises Ltd.	365,678	24,606,473
Starwood Hotels & Resorts Worldwide Inc.	232,910	19,380,441
Wendy’s Co. (The)	604,281	4,991,361

		104,181,209
HOUSEHOLD DURABLES — 2.10%
D.R. Horton Inc.	644,731	13,229,880
Garmin Ltd.	269,152	13,993,213
GoPro Inc.[a]	15,742	1,475,025
Jarden Corp.[a]	197,331	11,861,567
Leggett & Platt Inc.	154,271	5,387,143

99

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

September 30, 2014

Security	Shares	Value

Lennar Corp. Class A	367,604	$14,274,063
Mohawk Industries Inc.[a,b]	135,178	18,224,698
Newell Rubbermaid Inc.	248,039	8,535,022
PulteGroup Inc.	833,233	14,714,895
Taylor Morrison Home Corp. Class Aa	72,274	1,172,284
Toll Brothers Inc.[a,b]	391,575	12,201,477
Whirlpool Corp.	155,427	22,637,943

		137,707,210
HOUSEHOLD PRODUCTS — 0.32%
Clorox Co. (The)	48,307	4,639,404
Energizer Holdings Inc.	135,758	16,726,743

		21,366,147
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.95%
AES Corp. (The)	1,597,048	22,646,140
Calpine Corp.[a]	799,650	17,352,405
NRG Energy Inc.	742,541	22,632,650

		62,631,195
INDUSTRIAL CONGLOMERATES — 0.44%
Carlisle Companies Inc.	141,226	11,351,746
Roper Industries Inc.	120,161	17,578,353

		28,930,099
INSURANCE — 8.05%
Alleghany Corp.[a,b]	36,236	15,152,083
Allied World Assurance Co. Holdings Ltd.	217,258	8,003,785
American Financial Group Inc.	133,264	7,714,653
American National Insurance Co.	16,120	1,811,888
Aon PLC	151,689	13,298,575
Arch Capital Group Ltd.[a]	295,150	16,150,608
Arthur J. Gallagher & Co.	18,794	852,496
Aspen Insurance Holdings Ltd.	144,282	6,170,941
Assurant Inc.	157,851	10,149,819
Assured Guaranty Ltd.	373,113	8,268,184
Axis Capital Holdings Ltd.[b]	237,537	11,242,626
Brown & Brown Inc.	250,561	8,055,536
Cincinnati Financial Corp.	359,955	16,935,883
CNA Financial Corp.	58,532	2,225,972
Endurance Specialty Holdings Ltd.[b]	98,400	5,429,712
Everest Re Group Ltd.[b]	101,487	16,441,909
FNF Group	609,676	16,912,412
Genworth Financial Inc. Class Aa	1,093,436	14,324,012
Hanover Insurance Group Inc. (The)	97,105	5,964,189
Hartford Financial Services Group Inc. (The)	990,283	36,888,042
HCC Insurance Holdings Inc.	220,124	10,629,788
Lincoln National Corp.	580,810	31,119,800
Loews Corp.	717,167	29,877,177
Markel Corp.[a,b]	30,758	19,566,702
MBIA Inc.[a,b]	312,736	2,870,916
Mercury General Corp.	54,424	2,656,435
Old Republic International Corp.	573,875	8,194,935
PartnerRe Ltd.	111,329	12,233,944
Principal Financial Group Inc.	647,941	33,997,464
ProAssurance Corp.	130,572	5,754,308
Progressive Corp. (The)	1,303,687	32,957,207
Protective Life Corp.	173,770	12,061,376

Security	Shares	Value

Reinsurance Group of America Inc.	109,851	$8,802,361
RenaissanceRe Holdings Ltd.[b]	89,327	8,931,807
StanCorp Financial Group Inc.	96,204	6,078,169
Torchmark Corp.	289,912	15,182,691
Unum Group	566,711	19,483,524
Validus Holdings Ltd.	199,913	7,824,595
W.R. Berkley Corp.	221,104	10,568,771
White Mountains Insurance Group Ltd.	13,597	8,567,062
XL Group PLC	597,730	19,826,704

		529,179,061
INTERNET & CATALOG RETAIL — 0.24%
HomeAway Inc.[a,b]	15,115	536,583
Liberty Interactive Corp. Series Aa	540,072	15,402,853

		15,939,436
INTERNET SOFTWARE & SERVICES — 0.22%
AOL Inc.[a]	175,998	7,911,110
IAC/InterActiveCorp	96,489	6,358,625

		14,269,735
IT SERVICES — 1.91%
Amdocs Ltd.	352,147	16,156,504
Booz Allen Hamilton Holding Corp.	10,343	242,026
Computer Sciences Corp.	299,467	18,312,407
CoreLogic Inc.[a]	201,929	5,466,218
DST Systems Inc.	12,494	1,048,497
Fidelity National Information Services Inc.	555,186	31,256,972
Genpact Ltd.[a]	313,631	5,118,458
Leidos Holdings Inc.	141,104	4,844,100
Paychex Inc.	78,365	3,463,733
Teradata Corp.[a,b]	73,196	3,068,376
Total System Services Inc.	84,056	2,602,374
Xerox Corp.	2,570,608	34,009,144

		125,588,809
LEISURE EQUIPMENT & PRODUCTS — 0.26%
Hasbro Inc.	40,124	2,206,619
Mattel Inc.	476,286	14,598,166

		16,804,785
LIFE SCIENCES TOOLS & SERVICES — 1.12%
Agilent Technologies Inc.	628,510	35,812,500
Bio-Rad Laboratories Inc. Class Aa	45,610	5,172,174
Charles River Laboratories International Inc.[a,b]	56,301	3,363,422
Covance Inc.[a]	11,876	934,641
PerkinElmer Inc.	202,271	8,819,015
QIAGEN NVa,b	514,538	11,716,030
Quintiles Transnational Holdings Inc.[a,b]	65,829	3,671,942
TECHNE Corp.	41,964	3,925,732

		73,415,456
MACHINERY — 3.45%
AGCO Corp.	206,961	9,408,447
Crane Co.	68,118	4,305,739
Donaldson Co. Inc.	27,483	1,116,634

100

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

September 30, 2014

Security	Shares	Value

Dover Corp.	96,044	$7,715,215
IDEX Corp.	13,706	991,903
Ingersoll-Rand PLC	544,779	30,703,745
ITT Corp.	156,675	7,040,975
Joy Global Inc.[b]	220,661	12,034,851
Kennametal Inc.	172,947	7,144,441
Lincoln Electric Holdings Inc.	116,842	8,077,872
Navistar International Corp.[a,b]	101,386	3,336,613
Oshkosh Corp.	187,120	8,261,348
PACCAR Inc.	65,807	3,742,773
Parker-Hannifin Corp.	153,108	17,477,278
Pentair PLC	396,847	25,989,510
Snap-on Inc.	110,386	13,365,537
SPX Corp.	96,524	9,066,499
Stanley Black & Decker Inc.	305,170	27,096,044
Terex Corp.	242,915	7,717,410
Timken Co. (The)	168,098	7,125,674
Trinity Industries Inc.	80,071	3,740,917
Valmont Industries Inc.[b]	55,409	7,476,336
Xylem Inc.	111,509	3,957,454

		226,893,215
MEDIA — 1.59%
CBS Outdoor Americas Inc.	243,983	7,304,851
Clear Channel Outdoor Holdings Inc. Class A	51,523	347,265
DISH Network Corp. Class Aa	125,527	8,106,534
DreamWorks Animation SKG Inc. Class Aa,b	164,282	4,479,970
Gannett Co. Inc.	499,098	14,808,238
John Wiley & Sons Inc. Class A	96,968	5,440,875
Liberty Media Corp. Class Aa	209,028	9,861,941
Liberty Media Corp. Class Ca	417,789	19,631,905
Live Nation Entertainment Inc.[a]	156,617	3,761,940
Madison Square Garden Inc. Class Aa,b	136,148	9,002,106
News Corp. Class A NVS[a]	1,094,908	17,901,746
Regal Entertainment Group Class Ab	136,255	2,708,749
Starz Series Aa,b	25,430	841,224

		104,197,344
METALS & MINING — 2.66%
Alcoa Inc.	2,581,521	41,536,673
Allegheny Technologies Inc.	239,244	8,875,952
Carpenter Technology Corp.	109,578	4,947,447
Cliffs Natural Resources Inc.[b]	338,335	3,511,917
Newmont Mining Corp.	1,097,762	25,303,414
Nucor Corp.	701,303	38,066,727
Reliance Steel & Aluminum Co.	171,266	11,714,595
Royal Gold Inc.	141,981	9,220,246
Steel Dynamics Inc.	528,204	11,942,693
Tahoe Resources Inc.[a]	156,237	3,171,611
TimkenSteel Corp.	84,168	3,912,970
United States Steel Corp.	318,955	12,493,467

		174,697,712
MULTI-UTILITIES — 5.24%
Alliant Energy Corp.	244,513	13,548,465
Ameren Corp.	534,199	20,475,848
CenterPoint Energy Inc.	946,252	23,154,786
CMS Energy Corp.	593,245	17,595,647
Consolidated Edison Inc.	644,993	36,545,303

Security	Shares	Value

DTE Energy Co.	389,820	$29,657,506
Integrys Energy Group Inc.	176,219	11,422,516
MDU Resources Group Inc.	422,279	11,743,579
NiSource Inc.	693,410	28,415,942
Public Service Enterprise Group Inc.	1,114,117	41,489,717
SCANA Corp.[b]	311,611	15,459,022
Sempra Energy	540,456	56,953,253
TECO Energy Inc.	513,830	8,930,365
Vectren Corp.	181,550	7,243,845
Wisconsin Energy Corp.	496,526	21,350,618

		343,986,412
MULTILINE RETAIL — 0.93%
Big Lots Inc.	90,297	3,887,286
Dillard’s Inc. Class A	18,212	1,984,744
Dollar General Corp.[a]	163,287	9,978,468
Family Dollar Stores Inc.	11,908	919,774
J.C. Penney Co. Inc.[a,b]	671,795	6,744,822
Kohl’s Corp.	433,992	26,486,532
Macy’s Inc.	181,743	10,573,808
Sears Holdings Corp.[a,b]	12,953	326,804

		60,902,238
OIL, GAS & CONSUMABLE FUELS — 3.93%
Chesapeake Energy Corp.	892,881	20,527,334
Cimarex Energy Co.	168,441	21,312,840
Cobalt International Energy Inc.[a]	72,040	979,744
CONSOL Energy Inc.	506,149	19,162,801
CVR Energy Inc.[b]	20,006	894,868
Denbury Resources Inc.	774,899	11,646,732
Energen Corp.	160,376	11,585,562
EP Energy Corp. Class Aa,b	72,181	1,261,724
EQT Corp.	31,508	2,884,242
Golar LNG Ltd.[b]	111,694	7,416,482
Gulfport Energy Corp.[a]	36,036	1,924,322
HollyFrontier Corp.	357,249	15,604,636
Laredo Petroleum Inc.[a,b]	21,153	474,039
Memorial Resource Development Corp.[a]	50,388	1,366,019
Murphy Oil Corp.	395,107	22,485,539
Newfield Exploration Co.[a]	300,389	11,135,420
Noble Energy Inc.	227,865	15,576,852
ONEOK Inc.	215,337	14,115,340
PBF Energy Inc.	104,106	2,498,544
Peabody Energy Corp.[b]	597,229	7,393,695
QEP Resources Inc.	346,358	10,660,899
SandRidge Energy Inc.[a,b]	1,087,464	4,665,221
Teekay Corp.	54,373	3,608,192
Tesoro Corp.	162,375	9,901,628
Ultra Petroleum Corp.[a,b]	236,067	5,490,919
Whiting Petroleum Corp.[a]	234,926	18,218,511
World Fuel Services Corp.	123,234	4,919,501
WPX Energy Inc.[a]	445,392	10,716,132

		258,427,738
PAPER & FOREST PRODUCTS — 0.67%
Domtar Corp.	140,915	4,950,344
International Paper Co.	806,078	38,482,164

101

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

September 30, 2014

Security	Shares	Value

Veritiv Corp.[a]	15,387	$770,273

		44,202,781
PERSONAL PRODUCTS — 0.12%
Avon Products Inc.	566,843	7,142,222
Coty Inc. Class A	30,732	508,614

		7,650,836
PHARMACEUTICALS — 0.91%
Hospira Inc.[a]	367,984	19,146,208
Mallinckrodt PLC[a]	68,876	6,209,171
Perrigo Co. PLC	228,060	34,252,331

		59,607,710
PROFESSIONAL SERVICES — 0.75%
Dun & Bradstreet Corp. (The)	52,457	6,162,124
Equifax Inc.	125,075	9,348,106
Manpowergroup Inc.	175,467	12,300,237
Nielsen NV	157,173	6,967,479
Towers Watson & Co. Class A	142,899	14,218,450

		48,996,396
REAL ESTATE INVESTMENT TRUSTS (REITS) — 13.28%
Alexandria Real Estate Equities Inc.	157,878	11,643,503
American Campus Communities Inc.	231,016	8,420,533
American Capital Agency Corp.	776,562	16,501,942
American Homes 4 Rent Class A	329,670	5,568,126
American Realty Capital Properties Inc.	1,999,368	24,112,378
Annaly Capital Management Inc.	2,086,210	22,280,723
Apartment Investment and Management Co. Class Ab	139,272	4,431,635
AvalonBay Communities Inc.[b]	285,415	40,234,953
BioMed Realty Trust Inc.	423,931	8,563,406
Boston Properties Inc.	296,578	34,331,869
Brandywine Realty Trust	394,577	5,551,698
Brixmor Property Group Inc.[b]	105,604	2,350,745
Camden Property Trust	188,561	12,922,085
CBL & Associates Properties Inc.	367,249	6,573,757
Chimera Investment Corp.	2,261,775	6,875,796
Columbia Property Trust Inc.	234,067	5,587,179
Corporate Office Properties Trust[b]	192,540	4,952,129
Corrections Corp. of America	256,507	8,813,581
DDR Corp.	664,106	11,110,493
Digital Realty Trust Inc.[b]	297,961	18,586,807
Douglas Emmett Inc.	316,379	8,121,449
Duke Realty Corp.	726,096	12,474,329
Equity Commonwealth	283,360	7,285,186
Equity Lifestyle Properties, Inc.	50,794	2,151,634
Essex Property Trust Inc.[b]	137,657	24,606,189
Federal Realty Investment Trust[b]	49,718	5,889,594
Gaming and Leisure Properties Inc.[b]	154,373	4,770,126
General Growth Properties Inc.	1,248,582	29,404,106
HCP Inc.[b]	1,009,011	40,067,827
Health Care REIT Inc.	336,797	21,006,029
Healthcare Trust of America Inc. Class A	460,107	5,337,241
Home Properties Inc.	125,913	7,333,173
Hospitality Properties Trust[b]	330,049	8,861,816
Host Hotels & Resorts Inc.	1,666,883	35,554,614
Kilroy Realty Corp.	181,186	10,769,696

Security	Shares	Value

Kimco Realty Corp.[b]	903,599	$19,797,854
Liberty Property Trust	325,451	10,824,500
Macerich Co. (The)	309,751	19,771,406
MFA Financial Inc.	806,638	6,275,644
Mid-America Apartment Communities Inc.[b]	165,276	10,850,369
National Retail Properties Inc.[b]	271,381	9,381,641
NorthStar Realty Finance Corp.	374,745	6,621,744
Omega Healthcare Investors Inc.[b]	186,683	6,382,692
Piedmont Office Realty Trust Inc. Class Ab	339,356	5,986,240
Plum Creek Timber Co. Inc.[b]	202,200	7,887,822
Post Properties Inc.	119,535	6,136,927
Prologis Inc.	1,100,377	41,484,213
Rayonier Inc.	245,320	7,639,265
Realty Income Corp.[b]	487,531	19,886,389
Regency Centers Corp.	203,488	10,953,759
Retail Properties of America Inc. Class Ab	521,441	7,628,682
Senior Housing Properties Trust	448,825	9,389,419
SL Green Realty Corp.	211,521	21,431,308
Spirit Realty Capital Inc.	878,811	9,640,557
Starwood Property Trust Inc.[b]	487,859	10,713,384
Tanger Factory Outlet Centers Inc.	74,909	2,451,022
Taubman Centers Inc.	9,222	673,206
Two Harbors Investment Corp.	805,987	7,793,894
UDR Inc.[b]	553,299	15,077,398
Ventas Inc.[b]	340,461	21,091,559
Vornado Realty Trust	319,853	31,972,506
Washington Prime Group Inc.	341,732	5,973,475
Weingarten Realty Investors	269,027	8,474,351
Weyerhaeuser Co.	1,037,087	33,041,592
WP Carey Inc.	218,980	13,964,355

		872,243,520
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.45%
Forest City Enterprises Inc. Class Aa,b	362,012	7,080,955
Howard Hughes Corp. (The)[a]	45,776	6,866,400
Jones Lang LaSalle Inc.	71,955	9,090,794
Realogy Holdings Corp.[a,b]	182,644	6,794,357

		29,832,506
ROAD & RAIL — 0.47%
AMERCO	7,046	1,845,277
Con-way Inc.	125,756	5,973,410
Genesee & Wyoming Inc. Class Aa,b	61,891	5,898,831
Kansas City Southern Industries Inc.	55,457	6,721,388
Ryder System Inc.	117,182	10,542,865

		30,981,771
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.96%
Altera Corp.	431,587	15,442,183
Analog Devices Inc.	376,223	18,619,276
Applied Materials Inc.	889,815	19,228,902
Broadcom Corp. Class A	1,177,924	47,611,688
Cree Inc.[a,b]	121,435	4,972,763
First Solar Inc.[a,b]	161,471	10,626,406
Freescale Semiconductor Ltd.[a,b]	18,127	354,020
KLA-Tencor Corp.	32,228	2,538,922
Lam Research Corp.	261,997	19,571,176
Marvell Technology Group Ltd.	894,349	12,055,825
Maxim Integrated Products Inc.	50,745	1,534,529

102

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

September 30, 2014

Security	Shares	Value

NVIDIA Corp.	1,026,915	$18,946,582
ON Semiconductor Corp.[a]	472,996	4,228,584
SunEdison Inc.[a,b]	401,276	7,576,091
SunPower Corp.[a,b]	91,545	3,101,545
Teradyne Inc.	401,680	7,788,575

		194,197,067
SOFTWARE — 1.86%
Activision Blizzard Inc.	370,845	7,709,867
ANSYS Inc.[a]	157,030	11,882,460
Autodesk Inc.[a]	105,566	5,816,687
CA Inc.	704,274	19,677,416
Citrix Systems Inc.[a]	34,217	2,441,041
Electronic Arts Inc.[a]	161,873	5,764,297
FireEye Inc.[a]	36,099	1,103,185
Informatica Corp.[a]	23,853	816,727
Nuance Communications Inc.[a,b]	577,998	8,909,839
Rovi Corp.[a]	209,240	4,131,444
Symantec Corp.	1,523,209	35,810,644
Synopsys Inc.[a]	341,036	13,537,424
Zynga Inc. Class Aa	1,592,187	4,298,905

		121,899,936
SPECIALTY RETAIL — 2.36%
Aaron’s Inc.	116,822	2,841,111
Abercrombie & Fitch Co. Class Ab	136,913	4,975,418
Ascena Retail Group Inc.[a]	286,565	3,811,315
Bed Bath & Beyond Inc.[a,b]	259,131	17,058,594
Best Buy Co. Inc.	443,009	14,880,672
Cabela’s Inc.[a,b]	97,458	5,740,276
CarMax Inc.[a,b]	151,153	7,021,057
Chico’s FAS Inc.	188,771	2,788,148
CST Brands Inc.	24,552	882,644
Dick’s Sporting Goods Inc.	176,040	7,724,635
DSW Inc. Class A	165,440	4,981,398
Foot Locker Inc.	274,393	15,269,970
GameStop Corp. Class Ab	239,334	9,860,561
L Brands Inc.	344,127	23,049,627
Michaels Companies Inc. (The)[a]	22,094	386,203
Murphy USA Inc.[a,b]	55,247	2,931,406
Penske Automotive Group Inc.	51,992	2,110,355
Sally Beauty Holdings Inc.[a,b]	92,213	2,523,870
Signet Jewelers Ltd.	55,500	6,322,005
Staples Inc.[b]	1,423,389	17,223,007
Urban Outfitters Inc.[a,b]	65,390	2,399,813

		154,782,085
TEXTILES, APPAREL & LUXURY GOODS — 0.12%
PVH Corp.	22,534	2,729,994
Ralph Lauren Corp.	32,263	5,314,684

		8,044,678
THRIFTS & MORTGAGE FINANCE — 0.60%
Hudson City Bancorp Inc.	1,165,347	11,327,173
Nationstar Mortgage Holdings Inc.[a,b]	3,877	132,749
New York Community Bancorp Inc.[b]	974,212	15,460,744
People’s United Financial Inc.	683,380	9,888,509

Security	Shares	Value

TFS Financial Corp.	166,670	$2,386,714

		39,195,889
TRADING COMPANIES & DISTRIBUTORS — 0.45%
Air Lease Corp.	210,232	6,832,540
GATX Corp.	101,288	5,912,181
MRC Global Inc.[a]	122,664	2,860,524
NOW Inc.[a,b]	216,330	6,578,595
WESCO International Inc.[a,b]	97,852	7,657,898

		29,841,738
WATER UTILITIES — 0.43%
American Water Works Co. Inc.	394,118	19,008,311
Aqua America Inc.	390,218	9,181,830

		28,190,141
WIRELESS TELECOMMUNICATION SERVICES — 0.08%
Telephone & Data Systems Inc.	189,078	4,530,309
United States Cellular Corp.[a]	29,422	1,043,892

		5,574,201

TOTAL COMMON STOCKS
(Cost: $5,657,046,676)		6,555,624,209

SHORT-TERM INVESTMENTS — 4.52%

MONEY MARKET FUNDS — 4.52%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	274,576,330	274,576,330
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	17,023,939	17,023,939
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	4,981,767	4,981,767

		296,582,036

TOTAL SHORT-TERM INVESTMENTS
(Cost: $296,582,036)		296,582,036

TOTAL INVESTMENTS IN SECURITIES — 104.31%
(Cost: $5,953,628,712)		6,852,206,245
Other Assets, Less Liabilities — (4.31)%		(282,968,318)

NET ASSETS — 100.00%		$6,569,237,927

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

103

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Not applicable to this semi-annual filing.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)
Date:	November 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)
Date:	November 24, 2014

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date:	November 24, 2014